UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210
(Name and address of agent for service)

Copy to:

W. John McGuire, Esq. Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Reports to Shareholders.

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Equity Funds
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR S&P Aerospace & Defense ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Textron, Inc.	4.0%
Aerojet Rocketdyne Holdings, Inc.	4.0
Axon Enterprise, Inc.	4.0
Raytheon Co.	3.9
Lockheed Martin Corp.	3.9
United Technologies Corp.	3.9
Huntington Ingalls Industries, Inc.	3.9
Northrop Grumman Corp.	3.9
Teledyne Technologies, Inc.	3.9
BWX Technologies, Inc.	3.9
TOTAL	39.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Aerospace & Defense	99.8%
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Bank ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Voya Financial, Inc.	1.8%
Citigroup, Inc.	1.8
Bank of America Corp.	1.8
First Republic Bank	1.8
East West Bancorp, Inc.	1.8
JPMorgan Chase & Co.	1.8
Zions Bancorp NA	1.8
People's United Financial, Inc.	1.8
Citizens Financial Group, Inc.	1.8
Signature Bank	1.7
TOTAL	17.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Regional Banks	74.7%
Thrifts & Mortgage Finance	9.1
Diversified Banks	8.9
Other Diversified Financial Services	3.6
Asset Management & Custody Banks	3.5
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Homebuilders ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Masco Corp.	4.6%
Home Depot, Inc.	4.6
Lowe's Cos., Inc.	4.6
Owens Corning	4.6
Johnson Controls International PLC	4.5
NVR, Inc.	4.5
Whirlpool Corp.	4.5
Mohawk Industries, Inc.	4.5
D.R. Horton, Inc.	4.3
PulteGroup, Inc.	4.3
TOTAL	45.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Building Products	33.4%
Homebuilding	31.5
Home Improvement Retail	12.1
Home Furnishings	10.1
Homefurnishing Retail	6.7
Household Appliances	6.1
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.7)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Oil & Gas Exploration & Production ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
WPX Energy, Inc.	2.8%
Whiting Petroleum Corp.	2.7
Apache Corp.	2.7
EQT Corp.	2.6
Callon Petroleum Co.	2.5
Range Resources Corp.	2.5
Concho Resources, Inc.	2.5
Noble Energy, Inc.	2.5
EOG Resources, Inc.	2.5
Devon Energy Corp.	2.4
TOTAL	25.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Oil & Gas Exploration & Production	76.7%
Oil & Gas Refining & Marketing	16.3
Integrated Oil & Gas	6.9
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(4.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Regional Banking ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
First Republic Bank	2.9%
Zions Bancorp NA	2.9
Citizens Financial Group, Inc.	2.9
KeyCorp	2.9
SVB Financial Group	2.9
PNC Financial Services Group, Inc.	2.9
Truist Financial Corp.	2.9
Regions Financial Corp.	2.8
M&T Bank Corp.	2.8
Comerica, Inc.	2.8
TOTAL	28.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Regional Banks	99.8%
Short-Term Investments	0.1
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 99.8%
AAR Corp.	591,303	$ 26,667,765
Aerojet Rocketdyne Holdings, Inc. (a) (b)	1,648,820	75,285,121
AeroVironment, Inc. (a)	567,018	35,007,691
Arconic, Inc.	2,339,610	71,989,800
Astronics Corp. (a)	741,238	20,717,602
Axon Enterprise, Inc. (a) (b)	1,021,784	74,876,332
Boeing Co.	216,720	70,598,707
BWX Technologies, Inc. (b)	1,187,627	73,727,884
Cubic Corp.	886,800	56,373,876
Curtiss-Wright Corp.	516,376	72,752,215
Ducommun, Inc. (a)	223,293	11,282,995
General Dynamics Corp.	413,606	72,939,418
HEICO Corp.	586,850	66,988,927
Hexcel Corp. (b)	957,693	70,208,474
Huntington Ingalls Industries, Inc.	294,734	73,942,866
Kratos Defense & Security Solutions, Inc. (a) (b)	3,574,217	64,371,648
L3Harris Technologies, Inc.	369,907	73,193,498
Lockheed Martin Corp.	191,604	74,606,766
Maxar Technologies, Inc. (a) (b) (c)	4,447,665	69,694,911
Mercury Systems, Inc. (a)	1,045,435	72,250,013
Moog, Inc. Class A	411,818	35,140,430
National Presto Industries, Inc. (b)	140,890	12,453,267
Northrop Grumman Corp.	214,851	73,902,298
Parsons Corp. (a)	876,435	36,179,237
Raytheon Co.	340,613	74,846,301
Spirit AeroSystems Holdings, Inc. Class A	923,985	67,340,027
Teledyne Technologies, Inc. (a)	212,963	73,800,198
Textron, Inc.	1,704,221	76,008,257
TransDigm Group, Inc.	128,604	72,018,240
Triumph Group, Inc. (b)	1,225,606	30,971,064
United Technologies Corp.	496,740	74,391,782
Vectrus, Inc. (a)	213,288	10,933,143
Wesco Aircraft Holdings, Inc. (a)	2,272,725	25,045,429
TOTAL COMMON STOCKS (Cost $1,849,007,898)		1,890,506,182
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	635,024	635,087
See accompanying notes to financial statements.
6

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	38,277,526	$ 38,277,526
TOTAL SHORT-TERM INVESTMENTS (Cost $38,912,579)		38,912,613
TOTAL INVESTMENTS — 101.8% (Cost $1,887,920,477)		1,929,418,795
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(34,457,295)
NET ASSETS — 100.0%		$ 1,894,961,500
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,890,506,182	$—	$—	$1,890,506,182
Short-Term Investments	38,912,613	—	—	38,912,613
TOTAL INVESTMENTS	$1,929,418,795	$—	$—	$1,929,418,795
See accompanying notes to financial statements.
7

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
Maxar Technologies, Inc.	—	$ —	$ 65,410,771	$ 2,956,999	$236,283	$7,004,856	4,447,665	$ 69,694,911	$ —
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	69,256,060	68,620,947	(60)	34	635,024	635,087	16,093
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,013,183	2,013,183	42,782,150	44,795,333	—	—	—	—	4,261
State Street Navigator Securities Lending Portfolio II	—	—	64,862,004	26,584,478	—	—	38,277,526	38,277,526	11,239
State Street Navigator Securities Lending Portfolio III	—	—	32,438,941	32,438,941	—	—	—	—	2,687
Total		$2,013,183	$274,749,926	$175,396,698	$236,223	$7,004,890		$108,607,524	$34,280
See accompanying notes to financial statements.
8

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 3.5%
Bank of New York Mellon Corp.	619,758	$ 31,192,420
Northern Trust Corp.	288,033	30,600,626
		61,793,046
DIVERSIFIED BANKS — 8.9%
Bank of America Corp.	903,673	31,827,363
Citigroup, Inc.	407,458	32,551,820
JPMorgan Chase & Co.	227,479	31,710,573
US Bancorp	516,360	30,614,984
Wells Fargo & Co.	578,565	31,126,797
		157,831,537
OTHER DIVERSIFIED FINANCIAL SERVICES — 3.6%
AXA Equitable Holdings, Inc.	1,263,159	31,301,080
Voya Financial, Inc.	537,379	32,769,371
		64,070,451
REGIONAL BANKS — 74.7%
Ameris Bancorp	265,721	11,303,771
Associated Banc-Corp.	751,522	16,563,545
Atlantic Union Bankshares Corp.	219,717	8,250,373
BancorpSouth Bank	287,307	9,024,313
Bank of Hawaii Corp. (a)	123,310	11,734,180
Bank OZK	673,289	20,538,681
BankUnited, Inc.	415,775	15,200,734
Banner Corp.	134,389	7,605,074
BOK Financial Corp.	101,578	8,877,917
Cadence BanCorp	1,459,443	26,459,702
Cathay General Bancorp	183,846	6,995,340
CenterState Bank Corp.	471,092	11,767,878
CIT Group, Inc.	678,961	30,980,990
Citizens Financial Group, Inc.	775,719	31,501,949
Columbia Banking System, Inc.	204,491	8,319,716
Comerica, Inc.	432,713	31,047,158
Commerce Bancshares, Inc. (a)	330,302	22,440,718
Community Bank System, Inc.	173,382	12,299,719
Cullen/Frost Bankers, Inc. (a)	295,889	28,932,026
CVB Financial Corp.	457,808	9,879,497
East West Bancorp, Inc.	651,557	31,730,826
Fifth Third Bancorp	1,004,953	30,892,255
First BanCorp	870,344	9,216,943
See accompanying notes to financial statements.
9

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
First Citizens BancShares, Inc. Class A	26,402	$ 14,051,408
First Financial Bancorp	274,701	6,988,393
First Financial Bankshares, Inc. (a)	296,236	10,397,884
First Hawaiian, Inc.	456,373	13,166,361
First Horizon National Corp. (a)	1,901,215	31,484,120
First Merchants Corp.	118,530	4,929,663
First Midwest Bancorp, Inc.	366,070	8,441,574
First Republic Bank	270,875	31,814,269
FNB Corp.	1,235,258	15,687,777
Fulton Financial Corp.	653,694	11,393,886
Glacier Bancorp, Inc.	233,971	10,760,326
Great Western Bancorp, Inc.	198,703	6,902,942
Hancock Whitney Corp.	335,128	14,705,417
Home BancShares, Inc.	410,946	8,079,198
Hope Bancorp, Inc.	423,640	6,295,290
Huntington Bancshares, Inc.	2,027,590	30,576,057
IBERIABANK Corp.	270,610	20,249,746
Independent Bank Corp. (Massachusetts)	86,730	7,220,273
Independent Bank Group, Inc.	160,466	8,896,235
Investors Bancorp, Inc.	1,298,804	15,475,250
KeyCorp	1,551,529	31,402,947
M&T Bank Corp.	183,001	31,064,420
Old National Bancorp	707,310	12,936,700
PacWest Bancorp (a)	535,440	20,491,289
People's United Financial, Inc.	1,869,234	31,590,055
Pinnacle Financial Partners, Inc.	288,016	18,433,024
PNC Financial Services Group, Inc.	196,228	31,323,876
Popular, Inc.	430,475	25,290,406
Prosperity Bancshares, Inc.	408,039	29,333,924
Regions Financial Corp.	1,812,615	31,104,473
Signature Bank	230,517	31,490,927
Simmons First National Corp. Class A (a)	359,733	9,637,247
South State Corp.	105,710	9,170,343
Sterling Bancorp	979,600	20,649,968
SVB Financial Group (b)	124,849	31,342,093
Synovus Financial Corp.	801,925	31,435,460
TCF Financial Corp. (a)	621,568	29,089,382
Texas Capital Bancshares, Inc. (b)	379,719	21,556,648
Truist Financial Corp.	555,604	31,291,617
Trustmark Corp.	160,676	5,544,929
UMB Financial Corp.	133,820	9,185,405
Umpqua Holdings Corp.	850,413	15,052,310
See accompanying notes to financial statements.
10

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
United Bankshares, Inc.	306,514	$ 11,849,831
United Community Banks, Inc.	267,421	8,257,960
Valley National Bancorp	1,325,355	15,175,315
Webster Financial Corp.	404,399	21,578,731
Western Alliance Bancorp	539,117	30,729,669
Wintrust Financial Corp.	293,356	20,798,940
Zions Bancorp NA (a)	608,510	31,593,839
		1,327,481,102
THRIFTS & MORTGAGE FINANCE — 9.1%
Axos Financial, Inc. (a) (b)	201,095	6,089,157
Essent Group, Ltd.	378,601	19,683,466
LendingTree, Inc. (a) (b)	96,663	29,331,421
MGIC Investment Corp.	2,167,329	30,711,052
New York Community Bancorp, Inc. (a)	2,611,018	31,384,436
NMI Holdings, Inc. Class A (b)	277,470	9,206,455
Radian Group, Inc.	767,130	19,300,991
Washington Federal, Inc.	256,156	9,388,117
WSFS Financial Corp.	154,455	6,794,475
		161,889,570
TOTAL COMMON STOCKS (Cost $1,810,554,328)		1,773,065,706
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	1,467,262	1,467,409
State Street Navigator Securities Lending Portfolio II (e) (f)	29,162,459	29,162,459
TOTAL SHORT-TERM INVESTMENTS (Cost $30,629,830)		30,629,868
TOTAL INVESTMENTS — 101.5% (Cost $1,841,184,158)		1,803,695,574
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(26,386,924)
NET ASSETS — 100.0%		$ 1,777,308,650
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
11

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,773,065,706	$—	$—	$1,773,065,706
Short-Term Investments	30,629,868	—	—	30,629,868
TOTAL INVESTMENTS	$1,803,695,574	$—	$—	$1,803,695,574
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 32,544,373	$ 31,076,883	$(119)	$38	1,467,262	$ 1,467,409	$21,657
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,030,439	1,030,439	5,906,072	6,936,511	—	—	—	—	9,089
State Street Navigator Securities Lending Portfolio II	—	—	89,586,689	60,424,230	—	—	29,162,459	29,162,459	17,258
State Street Navigator Securities Lending Portfolio III	18,149,274	18,149,274	67,150,493	85,299,767	—	—	—	—	25,033
Total		$19,179,713	$195,187,627	$183,737,391	$(119)	$38		$30,629,868	$73,037
See accompanying notes to financial statements.
12

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 33.4%
Allegion PLC	229,442	$ 28,574,707
AO Smith Corp.	532,968	25,390,596
Armstrong World Industries, Inc.	154,605	14,528,232
Fortune Brands Home & Security, Inc.	455,688	29,774,654
Johnson Controls International PLC	843,097	34,322,479
Lennox International, Inc.	130,959	31,950,067
Masco Corp.	725,309	34,807,579
Owens Corning	527,978	34,381,927
Trex Co., Inc. (a) (b)	210,324	18,903,921
		252,634,162
HOME FURNISHINGS — 10.1%
Leggett & Platt, Inc.	399,582	20,310,753
Mohawk Industries, Inc. (a)	247,221	33,716,000
Tempur Sealy International, Inc. (a)	257,072	22,380,688
		76,407,441
HOME IMPROVEMENT RETAIL — 12.1%
Floor & Decor Holdings, Inc. Class A (a) (b)	429,485	21,822,133
Home Depot, Inc.	159,294	34,786,624
Lowe's Cos., Inc.	287,681	34,452,676
		91,061,433
HOMEBUILDING — 31.5%
Cavco Industries, Inc. (a)	21,182	4,138,539
Century Communities, Inc. (a)	152,386	4,167,757
D.R. Horton, Inc.	622,026	32,811,871
Installed Building Products, Inc. (a)	73,311	5,048,929
Lennar Corp. Class A	584,777	32,624,709
LGI Homes, Inc. (a) (b)	125,753	8,884,449
M/I Homes, Inc. (a)	88,209	3,471,024
MDC Holdings, Inc.	243,645	9,297,493
NVR, Inc. (a)	8,979	34,195,713
PulteGroup, Inc.	844,345	32,760,586
Skyline Champion Corp. (a)	153,635	4,870,230
Taylor Morrison Home Corp. Class A (a)	772,052	16,877,057
Toll Brothers, Inc.	609,043	24,063,289
TopBuild Corp. (a)	102,864	10,603,221
TRI Pointe Group, Inc. (a) (b)	716,817	11,168,009
William Lyon Homes Class A (a)	167,503	3,346,710
		238,329,586
See accompanying notes to financial statements.
13

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HOMEFURNISHING RETAIL — 6.7%
Aaron's, Inc.	346,224	$ 19,772,853
Williams-Sonoma, Inc. (b)	422,886	31,056,748
		50,829,601
HOUSEHOLD APPLIANCES — 6.1%
Helen of Troy, Ltd. (a)	67,028	12,050,964
Whirlpool Corp.	229,752	33,895,313
		45,946,277
TOTAL COMMON STOCKS (Cost $781,488,260)		755,208,500
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	652,084	652,149
State Street Navigator Securities Lending Portfolio II (e) (f)	5,488,650	5,488,650
TOTAL SHORT-TERM INVESTMENTS (Cost $6,140,770)		6,140,799
TOTAL INVESTMENTS — 100.7% (Cost $787,629,030)		761,349,299
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(5,112,401)
NET ASSETS — 100.0%		$ 756,236,898
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
See accompanying notes to financial statements.
14

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$755,208,500	$—	$—	$755,208,500
Short-Term Investments	6,140,799	—	—	6,140,799
TOTAL INVESTMENTS	$761,349,299	$—	$—	$761,349,299
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 13,453,469	$ 12,801,314	$(35)	$29	652,084	$ 652,149	$ 9,813
State Street Institutional U.S. Government Money Market Fund, Class G Shares	262,063	262,063	1,085,596	1,347,659	—	—	—	—	1,923
State Street Navigator Securities Lending Portfolio II	—	—	30,917,175	25,428,525	—	—	5,488,650	5,488,650	7,583
State Street Navigator Securities Lending Portfolio III	35,198,849	35,198,849	79,785,797	114,984,646	—	—	—	—	25,971
Total		$35,460,912	$125,242,037	$154,562,144	$(35)	$29		$6,140,799	$45,290
See accompanying notes to financial statements.
15

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 6.9%
Chevron Corp.	504,866	$ 60,841,401
Exxon Mobil Corp.	860,447	60,041,992
Occidental Petroleum Corp.	1,579,557	65,093,544
		185,976,937
OIL & GAS EXPLORATION & PRODUCTION — 76.7%
Antero Resources Corp. (a) (b)	14,500,937	41,327,670
Apache Corp.	2,789,852	71,392,313
Bonanza Creek Energy, Inc. (a)	245,867	5,738,536
Cabot Oil & Gas Corp.	3,699,616	64,410,315
California Resources Corp. (a) (b) (c)	3,316,827	29,950,948
Callon Petroleum Co. (a) (b)	14,014,970	67,692,304
Centennial Resource Development, Inc. Class A (a)	7,303,873	33,743,893
Chesapeake Energy Corp. (a) (b)	75,473,292	62,310,750
Cimarex Energy Co.	1,239,116	65,041,199
CNX Resources Corp. (a)	4,806,083	42,533,835
Concho Resources, Inc.	756,376	66,235,846
ConocoPhillips	949,887	61,771,152
Continental Resources, Inc.	1,784,302	61,201,559
Denbury Resources, Inc. (a) (b)	11,833,808	16,685,669
Devon Energy Corp.	2,536,702	65,878,151
Diamondback Energy, Inc.	700,000	65,002,000
EOG Resources, Inc.	788,988	66,085,635
EQT Corp.	6,404,763	69,811,917
Gulfport Energy Corp. (a)	6,111,883	18,580,124
Hess Corp.	955,787	63,856,129
Jagged Peak Energy, Inc. (a) (b)	2,821,099	23,951,131
Kosmos Energy, Ltd.	7,064,019	40,264,908
Laredo Petroleum, Inc. (a)	5,448,880	15,638,286
Magnolia Oil & Gas Corp. Class A (a) (b)	1,250,455	15,730,724
Marathon Oil Corp.	4,682,657	63,590,482
Matador Resources Co. (a) (b)	2,966,262	53,303,728
Murphy Oil Corp. (b)	2,378,633	63,747,364
Noble Energy, Inc.	2,661,509	66,111,884
Northern Oil and Gas, Inc. (a) (b)	7,140,297	16,708,295
Oasis Petroleum, Inc. (a) (c)	16,403,200	53,474,432
Parsley Energy, Inc. Class A	3,475,056	65,713,309
PDC Energy, Inc. (a)	1,996,565	52,250,106
Penn Virginia Corp. (a)	218,610	6,634,813
Pioneer Natural Resources Co.	425,484	64,405,513
See accompanying notes to financial statements.
16

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
QEP Resources, Inc.	7,734,102	$ 34,803,459
Range Resources Corp. (b) (c)	13,826,320	67,057,652
SM Energy Co.	4,417,822	49,656,319
Southwestern Energy Co. (a) (b)	26,174,989	63,343,473
SRC Energy, Inc. (a)	5,511,480	22,707,298
Talos Energy, Inc. (a)	230,605	6,952,741
Tellurian, Inc. (a) (b)	1,325,401	9,648,919
W&T Offshore, Inc. (a)	2,834,725	15,761,071
Whiting Petroleum Corp. (a) (b) (c)	10,078,450	73,975,823
WPX Energy, Inc. (a)	5,459,476	75,013,200
		2,059,694,875
OIL & GAS REFINING & MARKETING — 16.3%
CVR Energy, Inc.	634,307	25,645,032
Delek US Holdings, Inc.	1,553,210	52,079,131
Green Plains, Inc.	624,150	9,630,634
HollyFrontier Corp.	1,186,777	60,181,462
Marathon Petroleum Corp.	1,016,325	61,233,581
Par Pacific Holdings, Inc. (a)	349,425	8,120,637
PBF Energy, Inc. Class A	1,994,867	62,578,978
Phillips 66	527,075	58,721,426
Renewable Energy Group, Inc. (a) (b)	652,943	17,596,814
REX American Resources Corp. (a)	42,834	3,510,675
Valero Energy Corp.	634,942	59,462,318
World Fuel Services Corp.	425,333	18,467,959
		437,228,647
TOTAL COMMON STOCKS (Cost $3,581,077,478)		2,682,900,459
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	1,131,453	1,131,566
State Street Navigator Securities Lending Portfolio II (f) (g)	116,990,236	116,990,236
TOTAL SHORT-TERM INVESTMENTS (Cost $118,121,802)		118,121,802
TOTAL INVESTMENTS — 104.3% (Cost $3,699,199,280)		2,801,022,261
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(116,035,926)
NET ASSETS — 100.0%		$ 2,684,986,335
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
See accompanying notes to financial statements.
17

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,682,900,459	$—	$—	$2,682,900,459
Short-Term Investments	118,121,802	—	—	118,121,802
TOTAL INVESTMENTS	$2,801,022,261	$—	$—	$2,801,022,261
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
California Resources Corp.	2,147,211	$ 42,257,112	$ 55,507,825	$ 43,618,224	$(11,076,952)	$(13,118,813)	13,826,320	$ 29,950,948	$ —
Oasis Petroleum, Inc.	7,750,314	44,021,784	84,734,185	55,675,332	(1,025,853)	(18,580,352)	16,403,200	53,474,432	—
Range Resources Corp.	5,530,806	38,605,026	92,218,370	55,455,116	(192,966)	(8,117,662)	13,826,320	67,057,652	378,307
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	264,655,389	263,523,698	(125)	—	1,131,453	1,131,566	29,458
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,047,537	1,047,537	1,308,687	2,356,224	—	—	—	—	3,327
State Street Navigator Securities Lending Portfolio II	—	—	304,856,140	187,865,904	—	—	116,990,236	116,990,236	616,284
State Street Navigator Securities Lending Portfolio III	40,512,543	40,512,543	278,735,083	319,247,626	—	—	—	—	1,205,137
Whiting Petroleum Corp.	2,272,945	42,458,613	118,103,152	54,886,146	(2,585,698)	(29,114,098)	10,078,450	73,975,823	—
Total		$208,902,615	$1,200,118,831	$982,628,270	$(14,881,594)	$(68,930,925)		$342,580,657	$2,232,513
See accompanying notes to financial statements.
18

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
REGIONAL BANKS — 99.8%
Allegiance Bancshares, Inc. (a)	146,240	$ 5,498,624
Ameris Bancorp	303,305	12,902,595
Associated Banc-Corp.	857,774	18,905,339
Atlantic Capital Bancshares, Inc. (a)	72,596	1,332,137
Atlantic Union Bankshares Corp.	250,762	9,416,113
Banc of California, Inc.	250,606	4,305,411
Bancorp, Inc. (a)	129,663	1,681,729
BancorpSouth Bank	327,864	10,298,208
Bank of Hawaii Corp.	140,718	13,390,725
Bank OZK	768,489	23,442,757
BankUnited, Inc.	474,528	17,348,744
Banner Corp.	153,467	8,684,698
Berkshire Hills Bancorp, Inc.	170,498	5,605,974
BOK Financial Corp.	115,956	10,134,554
Boston Private Financial Holdings, Inc.	429,489	5,166,753
Brookline Bancorp, Inc.	194,324	3,198,573
Cadence BanCorp	1,665,771	30,200,428
Carolina Financial Corp.	49,777	2,151,860
Cathay General Bancorp	209,826	7,983,879
CBTX, Inc.	28,921	900,022
CenterState Bank Corp.	537,739	13,432,720
Central Pacific Financial Corp.	105,457	3,119,418
CIT Group, Inc.	789,198	36,011,105
Citizens Financial Group, Inc.	1,440,033	58,479,740
City Holding Co.	52,010	4,262,220
Columbia Banking System, Inc.	233,387	9,495,350
Comerica, Inc.	803,212	57,630,461
Commerce Bancshares, Inc.	376,992	25,612,813
Community Bank System, Inc.	197,855	14,035,834
ConnectOne Bancorp, Inc.	81,698	2,101,273
Cullen/Frost Bankers, Inc.	337,648	33,015,221
Customers Bancorp, Inc. (a)	116,420	2,771,960
CVB Financial Corp.	522,566	11,276,974
Dime Community Bancshares, Inc.	119,228	2,490,673
Eagle Bancorp, Inc.	185,918	9,041,192
East West Bancorp, Inc.	837,032	40,763,458
Enterprise Financial Services Corp.	81,540	3,931,043
Equity Bancshares, Inc. Class A (a) (b)	32,535	1,004,355
FB Financial Corp.	40,745	1,613,095
Fifth Third Bancorp	1,865,504	57,345,593
See accompanying notes to financial statements.
19

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
First BanCorp	993,303	$ 10,519,079
First BanCorp/Southern Pines	62,689	2,501,918
First Citizens BancShares, Inc. Class A	30,107	16,023,246
First Commonwealth Financial Corp.	301,812	4,379,292
First Financial Bancorp	313,489	7,975,160
First Financial Bankshares, Inc. (b)	338,138	11,868,644
First Foundation, Inc.	91,173	1,586,410
First Hawaiian, Inc.	520,938	15,029,061
First Horizon National Corp.	2,940,902	48,701,337
First Interstate BancSystem, Inc. Class A	176,631	7,404,372
First Merchants Corp.	135,249	5,625,006
First Midwest Bancorp, Inc.	417,809	9,634,676
First Republic Bank	502,868	59,061,847
FNB Corp.	1,409,821	17,904,727
Franklin Financial Network, Inc.	55,656	1,910,670
Fulton Financial Corp.	746,123	13,004,924
Glacier Bancorp, Inc.	267,147	12,286,091
Great Western Bancorp, Inc.	226,748	7,877,226
Hancock Whitney Corp.	382,530	16,785,416
Hanmi Financial Corp.	142,341	2,846,108
Heartland Financial USA, Inc.	83,930	4,174,678
Heritage Commerce Corp.	168,905	2,167,051
Heritage Financial Corp.	134,591	3,808,925
Hilltop Holdings, Inc.	393,148	9,801,180
Home BancShares, Inc.	468,951	9,219,577
Hope Bancorp, Inc.	483,472	7,184,394
Huntington Bancshares, Inc.	3,763,704	56,756,656
IBERIABANK Corp.	308,779	23,105,933
Independent Bank Corp.	71,634	1,622,510
Independent Bank Corp. (Massachusetts)	98,995	8,241,334
Independent Bank Group, Inc.	183,114	10,151,840
International Bancshares Corp.	166,392	7,166,503
Investors Bancorp, Inc.	1,482,285	17,661,426
KeyCorp	2,880,062	58,292,455
Lakeland Bancorp, Inc.	97,969	1,702,701
Live Oak Bancshares, Inc. (b)	126,161	2,398,321
M&T Bank Corp.	339,636	57,653,211
Midland States Bancorp, Inc.	56,291	1,630,187
National Bank Holdings Corp. Class A	113,264	3,989,158
OFG Bancorp	262,919	6,207,518
Old National Bancorp	807,318	14,765,846
Opus Bank	140,810	3,642,755
See accompanying notes to financial statements.
20

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Pacific Premier Bancorp, Inc.	291,766	$ 9,513,030
PacWest Bancorp	611,158	23,389,017
Peapack Gladstone Financial Corp.	56,165	1,735,499
People's United Financial, Inc.	3,143,216	53,120,350
Pinnacle Financial Partners, Inc.	328,741	21,039,424
PNC Financial Services Group, Inc.	364,199	58,137,086
Popular, Inc.	491,303	28,864,051
Preferred Bank	46,816	2,813,173
Prosperity Bancshares, Inc.	465,732	33,481,473
QCR Holdings, Inc.	36,925	1,619,531
Regions Financial Corp.	3,364,792	57,739,831
Renasant Corp.	196,996	6,977,598
Sandy Spring Bancorp, Inc. (b)	120,419	4,561,472
Seacoast Banking Corp. of Florida (a)	161,746	4,944,575
ServisFirst Bancshares, Inc.	94,687	3,567,806
Signature Bank	308,513	42,145,961
Simmons First National Corp. Class A	410,528	10,998,045
South State Corp.	120,576	10,459,968
Southside Bancshares, Inc.	72,494	2,692,427
Sterling Bancorp	1,118,047	23,568,431
SVB Financial Group (a)	231,746	58,177,516
Synovus Financial Corp.	1,147,194	44,970,005
TCF Financial Corp.	709,359	33,198,001
Texas Capital Bancshares, Inc. (a)	433,348	24,601,166
TriState Capital Holdings, Inc. (a)	81,435	2,127,082
Triumph Bancorp, Inc. (a)	87,711	3,334,772
Truist Financial Corp.	1,031,308	58,083,267
Trustmark Corp.	183,300	6,325,683
UMB Financial Corp.	152,776	10,486,545
Umpqua Holdings Corp.	970,572	17,179,124
United Bankshares, Inc.	349,871	13,526,013
United Community Banks, Inc.	305,200	9,424,576
Univest Financial Corp.	60,585	1,622,466
Valley National Bancorp	1,512,559	17,318,801
Veritex Holdings, Inc.	291,279	8,484,957
Webster Financial Corp.	461,473	24,624,199
Westamerica Bancorporation	77,100	5,225,067
Western Alliance Bancorp	615,336	35,074,152
Wintrust Financial Corp.	334,825	23,739,093
Zions Bancorp NA	1,129,483	58,642,757
TOTAL COMMON STOCKS (Cost $2,217,857,470)		2,021,786,980
See accompanying notes to financial statements.
21

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	847,284	$ 847,369
State Street Navigator Securities Lending Portfolio II (e) (f)	2,322,099	2,322,099
TOTAL SHORT-TERM INVESTMENTS (Cost $3,169,468)		3,169,468
TOTAL INVESTMENTS — 99.9% (Cost $2,221,026,938)		2,024,956,448
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,394,734
NET ASSETS — 100.0%		$ 2,026,351,182
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,021,786,980	$—	$—	$2,021,786,980
Short-Term Investments	3,169,468	—	—	3,169,468
TOTAL INVESTMENTS	$2,024,956,448	$—	$—	$2,024,956,448
See accompanying notes to financial statements.
22

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$55,294,481	$54,446,546	$(566)	$—	847,284	$ 847,369	$25,363
State Street Institutional U.S. Government Money Market Fund, Class G Shares	373,718	373,718	8,047,380	8,421,098	—	—	—	—	7,415
State Street Navigator Securities Lending Portfolio II	—	—	11,520,658	9,198,559	—	—	2,322,099	2,322,099	723
State Street Navigator Securities Lending Portfolio III	—	—	14,697,079	14,697,079	—	—	—	—	1,751
Total		$373,718	$89,559,598	$86,763,282	$(566)	$—		$3,169,468	$35,252
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,820,811,271	$1,773,065,706
Investments in affiliated issuers, at value	108,607,524	30,629,868
Total Investments	1,929,418,795	1,803,695,574
Dividends receivable — unaffiliated issuers	4,375,843	3,318,480
Dividends receivable — affiliated issuers	2,536	5,365
Securities lending income receivable — unaffiliated issuers	4,593	5,008
Securities lending income receivable — affiliated issuers	7,404	8,120
Other Receivable	109,824	49,953
TOTAL ASSETS	1,933,918,995	1,807,082,500
LIABILITIES
Due to custodian	109,824	49,939
Payable upon return of securities loaned	38,277,526	29,162,459
Payable for fund shares repurchased	3,254	17,818
Advisory fee payable	565,138	531,171
Trustees’ fees and expenses payable	1,753	12,463
TOTAL LIABILITIES	38,957,495	29,773,850
NET ASSETS	$1,894,961,500	$1,777,308,650
NET ASSETS CONSIST OF:
Paid-in Capital	$1,873,934,745	$2,392,784,411
Total distributable earnings (loss)	21,026,755	(615,475,761)
NET ASSETS	$1,894,961,500	$1,777,308,650
NET ASSET VALUE PER SHARE
Net asset value per share	$ 109.06	$ 47.27
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,375,000	37,602,118
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,786,317,844	$1,810,554,328
Investments in affiliated issuers	101,602,633	30,629,830
Total cost of investments	$1,887,920,477	$1,841,184,158
* Includes investments in securities on loan, at value	$ 99,777,946	$ 81,721,313
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2019 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 755,208,500	$ 2,458,441,604	$2,021,786,980
Investments in affiliated issuers, at value	6,140,799	342,580,657	3,169,468
Total Investments	761,349,299	2,801,022,261	2,024,956,448
Cash	—	—	347
Receivable for fund shares sold	795	—	24,832
Dividends receivable — unaffiliated issuers	607,798	1,284,609	4,297,609
Dividends receivable — affiliated issuers	2,431	8,061	7,434
Securities lending income receivable — unaffiliated issuers	4,777	76,006	3,089
Securities lending income receivable — affiliated issuers	2,431	311,834	499
Other Receivable	25,215	49,548	—
TOTAL ASSETS	761,992,746	2,802,752,319	2,029,290,258
LIABILITIES
Due to custodian	25,211	49,451	—
Payable upon return of securities loaned	5,488,650	116,990,236	2,322,099
Payable for fund shares repurchased	—	7,295	—
Advisory fee payable	239,882	711,633	602,971
Trustees’ fees and expenses payable	2,105	7,369	14,006
TOTAL LIABILITIES	5,755,848	117,765,984	2,939,076
NET ASSETS	$ 756,236,898	$ 2,684,986,335	$2,026,351,182
NET ASSETS CONSIST OF:
Paid-in Capital	$1,438,647,164	$ 6,309,661,859	$3,009,743,772
Total distributable earnings (loss)	(682,410,266)	(3,624,675,524)	(983,392,590)
NET ASSETS	$ 756,236,898	$ 2,684,986,335	$2,026,351,182
NET ASSET VALUE PER SHARE
Net asset value per share	$ 45.56	$ 23.74	$ 58.22
Shares outstanding (unlimited amount authorized, $0.01 par value)	16,600,016	113,100,000	34,802,585
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 781,488,260	$ 3,129,318,520	$2,217,857,470
Investments in affiliated issuers	6,140,770	569,880,760	3,169,468
Total cost of investments	$ 787,629,030	$ 3,699,199,280	$2,221,026,938
* Includes investments in securities on loan, at value	$ 51,644,911	$ 303,489,946	$ 12,651,482
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 15,471,468	$ 23,580,156
Dividend income — affiliated issuers	20,354	30,746
Unaffiliated securities lending income	39,716	42,752
Affiliated securities lending income	13,926	42,291
Foreign taxes withheld	—	(33,488)
TOTAL INVESTMENT INCOME (LOSS)	15,545,464	23,662,457
EXPENSES
Advisory fee	3,052,444	2,989,431
Trustees’ fees and expenses	10,841	18,764
Miscellaneous expenses	1,081	2,198
TOTAL EXPENSES	3,064,366	3,010,393
NET INVESTMENT INCOME (LOSS)	$ 12,481,098	$ 20,652,064
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(19,966,334)	(32,176,185)
Investments — affiliated issuers	(41)	(119)
In-kind redemptions — unaffiliated issuers	141,574,182	18,243,956
In-kind redemptions — affiliated issuers	236,264	—
Net realized gain (loss)	121,844,071	(13,932,348)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(60,057,123)	153,954,699
Investment — affiliated issuers	7,004,891	38
Net change in unrealized appreciation/depreciation	(53,052,232)	153,954,737
NET REALIZED AND UNREALIZED GAIN (LOSS)	68,791,839	140,022,389
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 81,272,937	$160,674,453
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR S&P Homebuilders ETF	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 4,460,576	$ 17,300,173	$ 27,625,324
Dividend income — affiliated issuers	11,736	411,092	32,778
Unaffiliated securities lending income	29,103	339,990	42,521
Affiliated securities lending income	33,554	1,821,421	2,474
Foreign taxes withheld	—	—	(42,403)
TOTAL INVESTMENT INCOME (LOSS)	4,534,969	19,872,676	27,660,694
EXPENSES
Advisory fee	1,257,148	3,414,450	3,432,505
Trustees’ fees and expenses	5,291	16,641	21,100
Miscellaneous expenses	558	1,967	2,820
TOTAL EXPENSES	1,262,997	3,433,058	3,456,425
NET INVESTMENT INCOME (LOSS)	$ 3,271,972	$ 16,439,618	$ 24,204,269
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(20,619,677)	(315,296,230)	(65,354,596)
Investments — affiliated issuers	(35)	(14,881,594)	(566)
In-kind redemptions — unaffiliated issuers	37,341,270	52,440,813	15,734,648
Net realized gain (loss)	16,721,558	(277,737,011)	(49,620,514)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	43,455,798	315,759,728	187,686,196
Investment — affiliated issuers	29	(227,300,103)	—
Net change in unrealized appreciation/depreciation	43,455,827	88,459,625	187,686,196
NET REALIZED AND UNREALIZED GAIN (LOSS)	60,177,385	(189,277,386)	138,065,682
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 63,449,357	$(172,837,768)	$162,269,951
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,481,098	$ 8,091,748
Net realized gain (loss)	121,844,071	235,497,484
Net change in unrealized appreciation/depreciation	(53,052,232)	(26,204,980)
Net increase (decrease) in net assets resulting from operations	81,272,937	217,384,252
Net equalization credits and charges	546,459	516,396
Distributions to shareholders	(8,774,417)	(16,230,101)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,396,954,011	1,325,736,725
Cost of shares redeemed	(1,124,233,456)	(1,257,110,364)
Net income equalization	(546,459)	(516,396)
Voluntary contribution (Note 3)	—	17,906
Net increase (decrease) in net assets from beneficial interest transactions	272,174,096	68,127,871
Net increase (decrease) in net assets during the period	345,219,075	269,798,418
Net assets at beginning of period	1,549,742,425	1,279,944,007
NET ASSETS AT END OF PERIOD	$ 1,894,961,500	$ 1,549,742,425
SHARES OF BENEFICIAL INTEREST:
Shares sold	12,875,000	14,050,000
Shares redeemed	(10,400,000)	(13,850,000)
Net increase (decrease)	2,475,000	200,000
See accompanying notes to financial statements.
28

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Bank ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 20,652,064	$ 56,748,687
Net realized gain (loss)	(13,932,348)	57,016,739
Net change in unrealized appreciation/depreciation	153,954,737	(318,324,813)
Net increase (decrease) in net assets resulting from operations	160,674,453	(204,559,387)
Net equalization credits and charges	(477,605)	(2,194,133)
Distributions to shareholders	(22,605,639)	(58,189,280)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	720,042,993	1,468,945,415
Cost of shares redeemed	(823,210,117)	(3,097,571,376)
Net income equalization	477,605	2,194,133
Net increase (decrease) in net assets from beneficial interest transactions	(102,689,519)	(1,626,431,828)
Net increase (decrease) in net assets during the period	34,901,690	(1,891,374,628)
Net assets at beginning of period	1,742,406,960	3,633,781,588
NET ASSETS AT END OF PERIOD	$1,777,308,650	$ 1,742,406,960
SHARES OF BENEFICIAL INTEREST:
Shares sold	16,400,000	33,500,000
Shares redeemed	(18,900,000)	(70,400,000)
Net increase (decrease)	(2,500,000)	(36,900,000)
See accompanying notes to financial statements.
29

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,271,972	$ 7,782,834
Net realized gain (loss)	16,721,558	(54,816,077)
Net change in unrealized appreciation/depreciation	43,455,827	77,779,924
Net increase (decrease) in net assets resulting from operations	63,449,357	30,746,681
Net equalization credits and charges	55,127	(541,763)
Distributions to shareholders	(3,583,923)	(7,307,564)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	773,153,177	2,316,335,162
Cost of shares redeemed	(735,420,765)	(2,509,892,242)
Net income equalization	(55,127)	541,763
Net increase (decrease) in net assets from beneficial interest transactions	37,677,285	(193,015,317)
Net increase (decrease) in net assets during the period	97,597,846	(170,117,963)
Net assets at beginning of period	658,639,052	828,757,015
NET ASSETS AT END OF PERIOD	$ 756,236,898	$ 658,639,052
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,650,000	62,050,000
Shares redeemed	(16,850,000)	(67,200,000)
Net increase (decrease)	800,000	(5,150,000)
See accompanying notes to financial statements.
30

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,439,618	$ 20,251,635
Net realized gain (loss)	(277,737,011)	(362,380,692)
Net change in unrealized appreciation/depreciation	88,459,625	(825,838,791)
Net increase (decrease) in net assets resulting from operations	(172,837,768)	(1,167,967,848)
Net equalization credits and charges	(92,654)	101,206
Distributions to shareholders	(16,299,573)	(20,476,738)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,966,858,010	13,637,805,231
Cost of shares redeemed	(4,977,011,586)	(13,672,320,355)
Net income equalization	92,654	(101,206)
Net increase (decrease) in net assets from beneficial interest transactions	989,939,078	(34,616,330)
Net increase (decrease) in net assets during the period	800,709,083	(1,222,959,710)
Net assets at beginning of period	1,884,277,252	3,107,236,962
NET ASSETS AT END OF PERIOD	$ 2,684,986,335	$ 1,884,277,252
SHARES OF BENEFICIAL INTEREST:
Shares sold	264,450,000	413,650,000
Shares redeemed	(220,550,000)	(416,650,000)
Net increase (decrease)	43,900,000	(3,000,000)
See accompanying notes to financial statements.
31

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 24,204,269	$ 72,944,333
Net realized gain (loss)	(49,620,514)	(444,336,479)
Net change in unrealized appreciation/depreciation	187,686,196	(230,577,599)
Net increase (decrease) in net assets resulting from operations	162,269,951	(601,969,745)
Net equalization credits and charges	1,312,130	(3,810,715)
Distributions to shareholders	(26,518,523)	(70,777,664)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	4,781,989,069	9,310,836,561
Cost of shares redeemed	(5,128,988,494)	(11,804,882,790)
Net income equalization	(1,312,130)	3,810,715
Net increase (decrease) in net assets from beneficial interest transactions	(348,311,555)	(2,490,235,514)
Net increase (decrease) in net assets during the period	(211,247,997)	(3,166,793,638)
Net assets at beginning of period	2,237,599,179	5,404,392,817
NET ASSETS AT END OF PERIOD	$ 2,026,351,182	$ 2,237,599,179
SHARES OF BENEFICIAL INTEREST:
Shares sold	88,700,000	170,650,000
Shares redeemed	(95,700,000)	(217,500,000)
Net increase (decrease)	(7,000,000)	(46,850,000)
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Aerospace & Defense ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 104.01	$ 87.07	$ 70.38	$ 55.85	$ 57.12	$ 49.81
Income (loss) from investment operations:
Net investment income (loss) (b)	0.77	0.54	0.57	0.61	0.41	0.51
Net realized and unrealized gain (loss) (c)	4.77	17.39	16.70	14.41	(0.54)	7.20
Total from investment operations	5.54	17.93	17.27	15.02	(0.13)	7.71
Net equalization credits and charges (b)	0.03	0.03	0.04	0.21	0.00(d)	0.07
Distributions to shareholders from:
Net investment income	(0.52)	(1.02)	(0.62)	(0.70)	(0.42)	(0.47)
Net realized gains	—	—	—	—	(0.72)	—
Total distributions	(0.52)	(1.02)	(0.62)	(0.70)	(1.14)	(0.47)
Net asset value, end of period	$ 109.06	$ 104.01	$ 87.07	$ 70.38	$ 55.85	$ 57.12
Total return (e)	5.36%	20.75%	24.64%	27.40%	(0.11)%	15.63%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,894,962	$1,549,742	$1,279,944	$651,016	$181,497	$159,928
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.43%(f)	0.58%	0.68%	0.94%	0.78%	0.93%
Portfolio turnover rate (g)	12%(h)	22%	32%	36%	30%	42%
(a)	On September 8, 2015, the SPDR S&P Aerospace & Defense ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Bank ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 43.45	$ 47.19	$ 43.58	$ 30.51	$ 36.27	$ 33.41
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	0.90	0.72	0.59	0.58	0.55
Net realized and unrealized gain (loss) (b)	3.90	(3.62)	3.60	13.05(c)	(5.73)	2.86
Total from investment operations	4.43	(2.72)	4.32	13.64	(5.15)	3.41
Net equalization credits and charges (a)	(0.01)	(0.03)	0.00(d)	0.02	(0.02)	0.01
Distributions to shareholders from:
Net investment income	(0.60)	(0.99)	(0.71)	(0.59)	(0.59)	(0.56)
Net asset value, end of period	$ 47.27	$ 43.45	$ 47.19	$ 43.58	$ 30.51	$ 36.27
Total return (e)	10.21%	(5.72)%	9.91%	44.97%(c)	(14.30)%	10.36%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,777,309	$1,742,407	$3,633,782	$3,270,400	$2,041,171	$3,023,444
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.42%(f)	2.02%	1.54%	1.50%	1.76%	1.67%
Portfolio turnover rate (g)	15%(h)	24%	29%	35%	40%	18%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.01 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.02% for the period ended June 30, 2017.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Homebuilders ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 41.69	$ 39.56	$ 38.53	$ 33.56	$ 36.60	$ 32.75
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.41	0.35	0.27	0.20	0.18
Net realized and unrealized gain (loss) (b)	3.89	2.17	1.03	4.97	(3.04)	3.86
Total from investment operations	4.09	2.58	1.38	5.24	(2.84)	4.04
Net equalization credits and charges (a)	0.00(c)	(0.03)	(0.00)(c)	(0.00)(c)	(0.00)(c)	(0.01)
Distributions to shareholders from:
Net investment income	(0.22)	(0.42)	(0.35)	(0.27)	(0.20)	(0.18)
Net asset value, end of period	$ 45.56	$ 41.69	$ 39.56	$ 38.53	$ 33.56	$ 36.60
Total return (d)	9.82%	6.59%	3.55%	15.65%	(7.77)%	12.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$756,237	$658,639	$828,757	$1,051,857	$1,240,151	$1,757,020
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.91%(e)	1.09%	0.86%	0.76%	0.57%	0.53%
Portfolio turnover rate (f)	13%(g)	32%	35%	26%	44%	25%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Exploration & Production ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 27.23	$ 43.04	$ 31.90	$ 34.79	$ 46.73	$ 82.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.19	0.28	0.27	0.30	0.44	0.71
Net realized and unrealized gain (loss) (b)	(3.50)	(15.80)	11.14	(2.91)	(11.91)	(35.58)
Total from investment operations	(3.31)	(15.52)	11.41	(2.61)	(11.47)	(34.87)
Net equalization credits and charges (a)	(0.00)(c)	0.00(c)	0.00(c)	0.02	0.02	0.04
Distributions to shareholders from:
Net investment income	(0.18)	(0.29)	(0.27)	(0.30)	(0.49)	(0.72)
Net asset value, end of period	$ 23.74	$ 27.23	$ 43.04	$ 31.90	$ 34.79	$ 46.73
Total return (d)	(12.13)%	(36.12)%	35.90%	(7.53)%	(24.38)%	(42.42)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,684,986	$1,884,277	$3,107,237	$2,319,165	$1,943,140	$1,420,613
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.69%(e)	0.81%	0.76%	0.81%	1.34%	1.29%
Portfolio turnover rate (f)	16%(g)	37%	36%	34%	44%	44%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Regional Banking ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 53.53	$ 60.96	$ 54.97	$ 38.45	$ 44.16	$ 40.32
Income (loss) from investment operations:
Net investment income (loss) (a)	0.67	1.15	0.93	0.78	0.77	0.71
Net realized and unrealized gain (loss) (b)	4.67	(7.32)	5.91	16.48	(5.70)	3.79
Total from investment operations	5.34	(6.17)	6.84	17.26	(4.93)	4.50
Net equalization credits and charges (a)	0.04	(0.06)	0.05	0.04	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.69)	(1.20)	(0.90)	(0.78)	(0.79)	(0.70)
Net asset value, end of period	$ 58.22	$ 53.53	$ 60.96	$ 54.97	$ 38.45	$ 44.16
Total return (c)	10.13%	(10.15)%	12.56%	45.19%	(11.16)%	11.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,026,351	$2,237,599	$5,404,393	$3,850,902	$1,615,033	$2,755,536
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.47%(d)	2.03%	1.56%	1.54%	1.89%	1.76%
Portfolio turnover rate (e)	18%(f)	27%	33%	52%	86%	27%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR S&P Aerospace & Defense ETF
SPDR S&P Bank ETF
SPDR S&P Homebuilders ETF
SPDR S&P Oil & Gas Exploration & Production ETF
SPDR S&P Regional Banking ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

“Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Aerospace & Defense ETF	0.35%
SPDR S&P Bank ETF	0.35
SPDR S&P Homebuilders ETF	0.35
SPDR S&P Oil & Gas Exploration & Production ETF	0.35
SPDR S&P Regional Banking ETF	0.35
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
On March 7, 2019, State Street made a voluntary contribution of $17,906 during the year to the SPDR S&P Aerospace & Defense ETF in relation to a trade processing matter.
42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR S&P Aerospace & Defense ETF	$207,208,325	$207,986,552
SPDR S&P Bank ETF	224,451,231	264,635,853
SPDR S&P Homebuilders ETF	94,338,718	95,008,227
SPDR S&P Oil & Gas Exploration & Production ETF	322,043,099	322,975,388
SPDR S&P Regional Banking ETF	370,725,534	365,874,509
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Aerospace & Defense ETF	$ 975,261,531	$ 702,973,200	$141,810,446
SPDR S&P Bank ETF	579,000,051	681,776,526	18,243,956
SPDR S&P Homebuilders ETF	579,471,140	541,736,859	37,341,270
SPDR S&P Oil & Gas Exploration & Production ETF	3,927,367,560	2,937,273,202	52,440,813
SPDR S&P Regional Banking ETF	3,308,446,386	3,657,296,615	15,734,648
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Aerospace & Defense ETF	$1,892,132,346	$94,114,199	$ 56,827,750	$ 37,286,449
SPDR S&P Bank ETF	1,841,877,593	66,547,693	104,729,712	(38,182,019)
SPDR S&P Homebuilders ETF	787,635,326	27,733,959	54,019,986	(26,286,027)
SPDR S&P Oil & Gas Exploration & Production ETF	3,700,507,095	8,970,045	908,454,879	(899,484,834)
SPDR S&P Regional Banking ETF	2,221,500,515	11,651,484	208,195,551	(196,544,067)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Aerospace & Defense ETF	$ 99,777,946	$ 38,277,526	$ 65,537,762	$ 103,815,288
SPDR S&P Bank ETF	81,721,313	29,162,459	54,356,197	83,518,656
SPDR S&P Homebuilders ETF	51,644,911	5,488,650	47,276,435	52,765,085
SPDR S&P Oil & Gas Exploration & Production ETF	303,489,946	116,990,236	196,919,202	313,909,438
SPDR S&P Regional Banking ETF	12,651,482	2,322,099	10,725,129	13,047,228
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P Aerospace & Defense ETF	Common Stocks	$ 38,277,526	$—	$—	$—	$ 38,277,526	$ 38,277,526
SPDR S&P Bank ETF	Common Stocks	29,162,459	—	—	—	29,162,459	29,162,459
SPDR S&P Homebuilders ETF	Common Stocks	5,488,650	—	—	—	5,488,650	5,488,650
SPDR S&P Oil & Gas Exploration & Production ETF	Common Stocks	116,990,236	—	—	—	116,990,236	116,990,236
SPDR S&P Regional Banking ETF	Common Stocks	2,322,099	—	—	—	2,322,099	2,322,099
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
47

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
48

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

	SPDR S&P Aerospace & Defense ETF	SPDR S&P Bank ETF	SPDR S&P Homebuilders ETF
Annualized Expense Ratio	0.35%	0.35%	0.35%
Actual:
Ending Account Value	$1,053.60	$1,102.10	$1,098.20
Expenses Paid During Period(a)	1.81	1.85	1.85
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40	1,023.40
Expenses Paid During Period(a)	1.78	1.78	1.78
	SPDR S&P Oil & Gas Exploration & Production ETF	SPDR S&P Regional Banking ETF
Annualized Expense Ratio	0.35%	0.35%
Actual:
Ending Account Value	$ 878.70	$1,101.30
Expenses Paid During Period(a)	1.65	1.85
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.40	1,023.40
Expenses Paid During Period(a)	1.78	1.78
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
49

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
50

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
51

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRTOPINSAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Equity Funds
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR S&P Kensho Clean Power ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
FuelCell Energy, Inc.	11.0%
Tesla, Inc.	2.9
SolarEdge Technologies, Inc.	2.8
Canadian Solar, Inc.	2.7
Arcosa, Inc.	2.7
Enphase Energy, Inc.	2.7
JinkoSolar Holding Co., Ltd. ADR	2.6
AES Corp.	2.6
Avangrid, Inc.	2.6
Sunrun, Inc.	2.6
TOTAL	35.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Utilities	36.9%
Industrials	33.0
Information Technology	20.1
Materials	3.7
Consumer Discretionary	2.9
Energy	2.5
Communication Services	0.7
Short-Term Investments	10.6
Liabilities in Excess of Other Assets	(10.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Kensho Final Frontiers ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Maxar Technologies, Inc.	6.5%
United Technologies Corp.	5.0
Lockheed Martin Corp.	4.9
Raytheon Co.	4.9
L3Harris Technologies, Inc.	4.9
Teledyne Technologies, Inc.	4.8
Northrop Grumman Corp.	4.8
CACI International, Inc. Class A	4.6
Aerojet Rocketdyne Holdings, Inc.	4.5
Boeing Co.	4.5
TOTAL	49.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Industrials	78.1%
Information Technology	14.5
Energy	3.7
Materials	3.4
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Kensho Future Security ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Maxar Technologies, Inc.	2.6%
Cisco Systems, Inc.	1.9
Dell Technologies, Inc. Class C	1.9
Verint Systems, Inc.	1.9
Leidos Holdings, Inc.	1.9
Rapid7, Inc.	1.8
Rambus, Inc.	1.8
Varonis Systems, Inc.	1.8
Aerojet Rocketdyne Holdings, Inc.	1.8
Akamai Technologies, Inc.	1.8
TOTAL	19.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Information Technology	58.8%
Industrials	37.9
Health Care	3.2
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(3.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P Kensho Intelligent Structures ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Lear Corp.	4.0%
Resideo Technologies, Inc.	4.0
Acuity Brands, Inc.	3.9
Alarm.com Holdings, Inc.	3.9
Xylem, Inc.	3.8
Qorvo, Inc.	3.8
Itron, Inc.	3.8
Pentair PLC	3.7
Honeywell International, Inc.	3.7
Cubic Corp.	3.6
TOTAL	38.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Industrials	47.9%
Information Technology	36.1
Consumer Discretionary	6.8
Communication Services	3.6
Utilities	3.5
Energy	1.9
Short-Term Investments	4.4
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P Kensho New Economies Composite ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Tesla, Inc.	1.4%
Bruker Corp.	1.4
NVIDIA Corp.	1.4
Apple, Inc.	1.3
L3Harris Technologies, Inc.	1.2
Raytheon Co.	1.1
STMicroelectronics NV	1.1
NIO, Inc. ADR	1.0
FLIR Systems, Inc.	1.0
Garmin, Ltd.	1.0
TOTAL	11.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Information Technology	32.6%
Industrials	22.4
Health Care	13.2
Consumer Discretionary	10.8
Utilities	8.2
Communication Services	8.2
Financials	1.9
Materials	1.8
Energy	0.8
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P Kensho Smart Mobility ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
NIO, Inc. ADR	4.1%
Tesla, Inc.	2.7
Ballard Power Systems, Inc.	2.7
Lear Corp.	2.5
Trimble, Inc.	2.4
Yandex NV Class A	2.4
Uber Technologies, Inc.	2.4
American Axle & Manufacturing Holdings, Inc.	2.3
Aptiv PLC	2.3
Ford Motor Co.	2.3
TOTAL	26.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Consumer Discretionary	39.3%
Information Technology	27.5
Industrials	25.1
Communication Services	6.1
Materials	1.3
Financials	0.5
Short-Term Investments	9.2
Liabilities in Excess of Other Assets	(9.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AUTOMOBILES — 2.9%
Tesla, Inc. (a)	979	$ 409,545
CHEMICALS — 3.8%
DuPont de Nemours, Inc.	4,027	258,533
Huntsman Corp.	11,093	268,007
		526,540
CONSTRUCTION & ENGINEERING — 4.7%
Arcosa, Inc.	8,622	384,110
Valmont Industries, Inc.	1,795	268,855
		652,965
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
ATN International, Inc.	1,664	92,169
ELECTRIC UTILITIES — 12.2%
ALLETE, Inc.	4,341	352,359
Avangrid, Inc.	7,090	362,724
Cia Paranaense de Energia ADR	10,907	184,765
Enel Americas SA ADR	32,410	355,862
Enel Chile SA ADR	12,933	61,432
Genie Energy, Ltd. Class B	4,660	36,022
NextEra Energy, Inc.	1,465	354,764
		1,707,928
ELECTRICAL EQUIPMENT — 25.0%
ABB, Ltd. ADR (b)	11,295	272,097
American Superconductor Corp. (a) (b)	7,063	55,445
Ballard Power Systems, Inc. (a) (b)	48,317	346,916
FuelCell Energy, Inc. (a)	613,128	1,538,951
Plug Power, Inc. (a) (b)	107,296	339,055
Sunrun, Inc. (a) (b)	26,194	361,739
TPI Composites, Inc. (a) (b)	18,288	338,511
Vivint Solar, Inc. (a) (b)	33,873	245,918
		3,498,632
GAS UTILITIES — 2.5%
New Jersey Resources Corp.	8,022	357,541
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 14.7%
AES Corp.	18,270	363,573
Atlantica Yield PLC	12,259	323,515
NRG Energy, Inc.	6,658	264,655
See accompanying notes to financial statements.
7

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ormat Technologies, Inc.	4,551	$ 339,141
Pattern Energy Group, Inc. Class A	12,660	338,718
Sunnova Energy International, Inc. (a) (b)	8,372	93,432
TerraForm Power, Inc. Class A	22,391	344,597
		2,067,631
INDUSTRIAL CONGLOMERATES — 2.5%
General Electric Co.	31,495	351,484
MACHINERY — 0.8%
Hyster-Yale Materials Handling, Inc.	1,790	105,538
MULTI-UTILITIES — 7.5%
Algonquin Power & Utilities Corp.	24,212	342,600
Consolidated Edison, Inc.	3,945	356,904
Sempra Energy	2,321	351,585
		1,051,089
OIL, GAS & CONSUMABLE FUELS — 2.5%
Enbridge, Inc.	8,939	355,504
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 20.0%
Applied Materials, Inc.	4,388	267,844
Canadian Solar, Inc. (a) (b)	17,441	385,446
Daqo New Energy Corp. ADR (a) (b)	6,030	308,736
Enphase Energy, Inc. (a) (b)	14,270	372,875
First Solar, Inc. (a)	6,414	358,927
JinkoSolar Holding Co., Ltd. ADR (a) (b)	16,220	364,788
SolarEdge Technologies, Inc. (a)	4,137	393,387
SunPower Corp. (a) (b)	45,701	356,468
		2,808,471
TOTAL COMMON STOCKS (Cost $11,883,647)		13,985,037
SHORT-TERM INVESTMENTS — 10.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	12,071	12,073
See accompanying notes to financial statements.
8

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	1,477,400	$ 1,477,400
TOTAL SHORT-TERM INVESTMENTS (Cost $1,489,473)		1,489,473
TOTAL INVESTMENTS — 110.4% (Cost $13,373,120)		15,474,510
LIABILITIES IN EXCESS OF OTHER ASSETS — (10.4)%		(1,456,917)
NET ASSETS — 100.0%		$ 14,017,593
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,985,037	$—	$—	$13,985,037
Short-Term Investments	1,489,473	—	—	1,489,473
TOTAL INVESTMENTS	$15,474,510	$—	$—	$15,474,510
See accompanying notes to financial statements.
9

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$ 246,661	$ 234,585	$ (3)	$—	12,071	$ 12,073	$ 110
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	40,534	40,534	—	—	—	—	18
State Street Navigator Securities Lending Portfolio II	—	—	4,254,569	2,777,169	—	—	1,477,400	1,477,400	6,708
State Street Navigator Securities Lending Portfolio III	—	—	3,208,796	3,208,796	—	—	—	—	2,519
Total		$—	$7,750,560	$6,261,084	$ (3)	$—		$1,489,473	$9,355
See accompanying notes to financial statements.
10

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 70.8%
Aerojet Rocketdyne Holdings, Inc. (a)	5,010	$ 228,756
Boeing Co.	701	228,358
BWX Technologies, Inc.	2,761	171,403
Ducommun, Inc. (a)	946	47,801
General Dynamics Corp.	952	167,885
HEICO Corp.	1,978	225,789
Hexcel Corp.	3,106	227,701
L3Harris Technologies, Inc.	1,237	244,765
Lockheed Martin Corp.	637	248,035
Maxar Technologies, Inc. (a)	20,779	325,607
Mercury Systems, Inc. (a)	2,463	170,218
Moog, Inc. Class A	1,527	130,299
Northrop Grumman Corp.	704	242,155
Raytheon Co.	1,127	247,647
Teledyne Technologies, Inc. (a)	704	243,964
TransDigm Group, Inc.	299	167,440
United Technologies Corp.	1,667	249,650
		3,567,473
CONSTRUCTION & ENGINEERING — 3.5%
Jacobs Engineering Group, Inc.	1,938	174,091
CONTAINERS & PACKAGING — 3.4%
Ball Corp.	2,665	172,346
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.3%
Amphenol Corp. Class A	1,607	173,926
TTM Technologies, Inc. (a)	9,637	145,037
		318,963
ENERGY EQUIPMENT & SERVICES — 3.7%
TechnipFMC PLC	8,803	188,736
IT SERVICES — 4.6%
CACI International, Inc. Class A (a)	928	231,991
MACHINERY — 3.9%
ESCO Technologies, Inc.	1,476	136,530
Standex International Corp.	781	61,972
		198,502
See accompanying notes to financial statements.
11

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Analog Devices, Inc.	1,474	$ 175,170
TOTAL COMMON STOCKS (Cost $4,824,619)		5,027,272
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (b) (c) (Cost $3,462)	3,462	3,462
TOTAL INVESTMENTS — 99.8% (Cost $4,828,081)		5,030,734
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		8,348
NET ASSETS — 100.0%		$ 5,039,082
(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,027,272	$—	$—	$5,027,272
Short-Term Investment	3,462	—	—	3,462
TOTAL INVESTMENTS	$5,030,734	$—	$—	$5,030,734
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 75,135	$ 71,672	$ (1)	$—	3,462	$3,462	$50
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,607	3,607	2,908	6,515	—	—	—	—	10
State Street Navigator Securities Lending Portfolio II	—	—	121,952	121,952	—	—	—	—	10
Total		$3,607	$199,995	$200,139	$ (1)	$—		$3,462	$70
See accompanying notes to financial statements.
12

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 35.1%
Aerojet Rocketdyne Holdings, Inc. (a)	7,899	$ 360,668
AeroVironment, Inc. (a)	5,631	347,658
Boeing Co.	998	325,108
Cubic Corp.	3,821	242,901
Ducommun, Inc. (a)	3,465	175,086
Elbit Systems, Ltd. (b)	524	81,251
Embraer SA ADR (a)	13,749	267,968
General Dynamics Corp.	1,383	243,892
HEICO Corp.	2,813	321,104
Huntington Ingalls Industries, Inc.	977	245,110
Kratos Defense & Security Solutions, Inc. (a)	19,196	345,720
L3Harris Technologies, Inc.	1,756	347,460
Lockheed Martin Corp.	906	352,778
Maxar Technologies, Inc. (a) (b)	32,765	513,428
Mercury Systems, Inc. (a)	3,579	247,345
Northrop Grumman Corp.	1,004	345,346
Parsons Corp. (a)	8,496	350,715
RADA Electronic Industries, Ltd. (a) (b)	11,587	60,137
Raytheon Co.	1,600	351,584
Teledyne Technologies, Inc. (a)	1,004	347,926
Textron, Inc.	7,926	353,500
TransDigm Group, Inc.	437	244,720
United Technologies Corp.	2,361	353,583
Vectrus, Inc. (a)	3,414	175,002
		6,999,990
BUILDING PRODUCTS — 1.0%
Griffon Corp.	10,208	207,529
COMMUNICATIONS EQUIPMENT — 11.1%
Cisco Systems, Inc.	7,861	377,014
Comtech Telecommunications Corp.	7,165	254,286
F5 Networks, Inc. (a)	2,476	345,773
Juniper Networks, Inc.	14,504	357,233
NetScout Systems, Inc. (a)	14,445	347,691
Radware, Ltd. (a)	6,490	167,312
ViaSat, Inc. (a)	4,876	356,899
		2,206,208
CONSTRUCTION & ENGINEERING — 1.8%
Jacobs Engineering Group, Inc.	3,966	356,266
See accompanying notes to financial statements.
13

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
Amphenol Corp. Class A	2,343	$ 253,583
Belden, Inc.	6,450	354,750
FLIR Systems, Inc.	6,649	346,214
OSI Systems, Inc. (a)	3,468	349,366
		1,303,913
HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Varex Imaging Corp. (a)	9,146	272,642
IT SERVICES — 9.6%
Akamai Technologies, Inc. (a)	4,167	359,945
Leidos Holdings, Inc.	3,780	370,024
Limelight Networks, Inc. (a)	52,694	214,992
ManTech International Corp. Class A	4,475	357,463
Perspecta, Inc.	13,228	349,748
Science Applications International Corp.	2,977	259,059
		1,911,231
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Bruker Corp.	7,029	358,268
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.8%
Rambus, Inc. (a)	26,600	366,415
SOFTWARE — 27.9%
A10 Networks, Inc. (a)	15,917	109,349
Check Point Software Technologies, Ltd. (a) (b)	3,065	340,092
CyberArk Software, Ltd. (a)	2,855	332,836
FireEye, Inc. (a)	21,471	354,916
Fortinet, Inc. (a)	3,355	358,180
Mimecast, Ltd. (a)	8,147	353,417
MobileIron, Inc. (a)	67,784	329,430
NortonLifeLock, Inc.	13,235	337,757
OneSpan, Inc. (a)	11,037	188,953
Palo Alto Networks, Inc. (a)	1,533	354,506
Proofpoint, Inc. (a)	3,085	354,096
Qualys, Inc. (a)	4,126	343,985
Rapid7, Inc. (a)	6,584	368,836
Tenable Holdings, Inc. (a)	14,133	338,627
Varonis Systems, Inc. (a)	4,651	361,429
Verint Systems, Inc. (a)	6,713	371,632
Zscaler, Inc. (a) (b)	7,703	358,189
		5,556,230
See accompanying notes to financial statements.
14

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Dell Technologies, Inc. Class C (a)	7,297	$ 374,993
TOTAL COMMON STOCKS (Cost $19,145,691)		19,913,685
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	2,198	2,198
State Street Navigator Securities Lending Portfolio II (e) (f)	770,009	770,009
TOTAL SHORT-TERM INVESTMENTS (Cost $772,207)		772,207
TOTAL INVESTMENTS — 103.8% (Cost $19,917,898)		20,685,892
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.8)%		(760,598)
NET ASSETS — 100.0%		$ 19,925,294
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,913,685	$—	$—	$19,913,685
Short-Term Investments	772,207	—	—	772,207
TOTAL INVESTMENTS	$20,685,892	$—	$—	$20,685,892
See accompanying notes to financial statements.
15

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 241,511	$ 239,312	$ (1)	$—	2,198	$ 2,198	$105
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,864	6,864	10,581	17,445	—	—	—	—	16
State Street Navigator Securities Lending Portfolio II	—	—	1,157,692	387,683	—	—	770,009	770,009	166
State Street Navigator Securities Lending Portfolio III	—	—	912,478	912,478	—	—	—	—	53
Total		$6,864	$2,322,262	$1,556,918	$ (1)	$—		$772,207	$340
See accompanying notes to financial statements.
16

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 6.5%
Cubic Corp.	5,234	$ 332,725
Parsons Corp. (a)	6,423	265,142
		597,867
AUTO COMPONENTS — 4.0%
Lear Corp.	2,687	368,656
AUTOMOBILES — 1.8%
Toyota Motor Corp. ADR	1,186	166,680
BUILDING PRODUCTS — 7.5%
Johnson Controls International PLC	7,961	324,092
Resideo Technologies, Inc. (a)	30,817	367,647
		691,739
COMMERCIAL SERVICES & SUPPLIES — 4.6%
ADT, Inc. (b)	32,298	256,123
Tetra Tech, Inc.	1,904	164,049
		420,172
COMMUNICATIONS EQUIPMENT — 1.9%
InterDigital, Inc.	3,138	170,990
CONSTRUCTION & ENGINEERING — 2.0%
NV5 Global, Inc. (a)	3,701	186,715
ELECTRICAL EQUIPMENT — 9.5%
ABB, Ltd. ADR (b)	7,351	177,086
Acuity Brands, Inc.	2,584	356,592
AMETEK, Inc.	1,702	169,757
Hubbell, Inc.	1,151	170,141
		873,576
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.2%
Badger Meter, Inc.	4,431	287,705
Daktronics, Inc.	4,535	27,618
FLIR Systems, Inc.	3,212	167,249
Iteris, Inc. (a)	4,701	23,458
Itron, Inc. (a)	4,107	344,783
TE Connectivity, Ltd.	1,803	172,799
		1,023,612
HOUSEHOLD DURABLES — 1.0%
Universal Electronics, Inc. (a)	1,725	90,148
See accompanying notes to financial statements.
17

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 2.6%
Atlantica Yield PLC	8,966	$ 236,613
INDUSTRIAL CONGLOMERATES — 5.6%
Honeywell International, Inc.	1,931	341,787
Roper Technologies, Inc.	486	172,156
		513,943
IT SERVICES — 1.9%
DXC Technology Co.	4,675	175,733
MACHINERY — 12.2%
Energy Recovery, Inc. (a) (b)	5,030	49,244
Evoqua Water Technologies Corp. (a)	11,278	213,718
Mueller Water Products, Inc. Class A	14,087	168,762
Pentair PLC	7,471	342,695
Xylem, Inc.	4,424	348,567
		1,122,986
OIL, GAS & CONSUMABLE FUELS — 1.9%
Royal Dutch Shell PLC Class A ADR	2,938	173,283
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.6%
Intel Corp.	2,955	176,857
NXP Semiconductors NV	1,389	176,764
ON Semiconductor Corp. (a)	7,522	183,386
Qorvo, Inc. (a)	2,986	347,063
Rambus, Inc. (a)	14,284	196,762
Silicon Laboratories, Inc. (a)	1,522	176,522
STMicroelectronics NV (b)	6,356	171,040
		1,428,394
SOFTWARE — 3.8%
Alarm.com Holdings, Inc. (a)	8,199	352,311
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.7%
Logitech International SA (b)	3,268	154,119
WATER UTILITIES — 0.9%
AquaVenture Holdings, Ltd. (a)	2,998	81,306
WIRELESS TELECOMMUNICATION SERVICES — 3.6%
Rogers Communications, Inc. Class B	3,523	174,987
SK Telecom Co., Ltd. ADR	6,525	150,793
		325,780
TOTAL COMMON STOCKS (Cost $8,683,689)		9,154,623
See accompanying notes to financial statements.
18

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	12,444	$ 12,446
State Street Navigator Securities Lending Portfolio II (e) (f)	397,736	397,736
TOTAL SHORT-TERM INVESTMENTS (Cost $410,181)		410,182
TOTAL INVESTMENTS — 104.2% (Cost $9,093,870)		9,564,805
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(389,524)
NET ASSETS — 100.0%		$ 9,175,281
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,154,623	$—	$—	$9,154,623
Short-Term Investments	410,182	—	—	410,182
TOTAL INVESTMENTS	$9,564,805	$—	$—	$9,564,805
See accompanying notes to financial statements.
19

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 212,592	$ 200,146	$ (1)	$ 1	12,444	$ 12,446	$ 120
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,108	6,108	21,024	27,132	—	—	—	—	24
State Street Navigator Securities Lending Portfolio II	—	—	2,189,667	1,791,931	—	—	397,736	397,736	6,186
State Street Navigator Securities Lending Portfolio III	—	—	1,111,421	1,111,421	—	—	—	—	1,864
Total		$6,108	$3,534,704	$3,130,630	$ (1)	$ 1		$410,182	$8,194
See accompanying notes to financial statements.
20

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 11.0%
Aerojet Rocketdyne Holdings, Inc. (a)	7,176	$ 327,656
AeroVironment, Inc. (a)	4,908	303,020
Boeing Co.	1,697	552,815
BWX Technologies, Inc.	3,367	209,023
Cubic Corp.	5,735	364,574
Ducommun, Inc. (a)	5,448	275,287
Elbit Systems, Ltd. (b)	2,602	403,466
Embraer SA ADR (a)	29,338	571,798
General Dynamics Corp.	754	132,968
HEICO Corp.	3,663	418,131
Hexcel Corp.	4,055	297,272
Huntington Ingalls Industries, Inc.	528	132,465
Kratos Defense & Security Solutions, Inc. (a)	20,520	369,565
L3Harris Technologies, Inc.	6,474	1,281,010
Lockheed Martin Corp.	2,194	854,300
Maxar Technologies, Inc. (a)	28,159	441,252
Mercury Systems, Inc. (a)	4,880	337,257
Moog, Inc. Class A	3,618	308,724
Northrop Grumman Corp.	1,599	550,008
Parsons Corp. (a)	15,947	658,292
RADA Electronic Industries, Ltd. (a)	23,646	122,723
Raytheon Co.	5,765	1,266,801
Teledyne Technologies, Inc. (a)	2,847	986,599
Textron, Inc.	6,529	291,193
TransDigm Group, Inc.	628	351,680
United Technologies Corp.	2,077	311,052
Vectrus, Inc. (a)	6,483	332,319
		12,451,250
AUTO COMPONENTS — 3.5%
American Axle & Manufacturing Holdings, Inc. (a)	16,084	173,064
Aptiv PLC	4,366	414,639
BorgWarner, Inc.	3,847	166,883
Dana, Inc.	6,235	113,477
Delphi Technologies PLC (a)	8,316	106,694
Garrett Motion, Inc. (a)	20,661	206,403
Gentherm, Inc. (a)	4,087	181,422
Kandi Technologies Group, Inc. (a)	11,079	52,404
Lear Corp.	5,241	719,065
Modine Manufacturing Co. (a)	9,347	71,972
See accompanying notes to financial statements.
21

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Veoneer, Inc. (a) (b)	24,718	$ 386,095
Visteon Corp. (a)	11,776	1,019,684
Workhorse Group, Inc. (a) (b)	124,371	378,088
		3,989,890
AUTOMOBILES — 4.4%
Fiat Chrysler Automobiles NV	27,498	403,946
Ford Motor Co.	45,939	427,233
General Motors Co.	9,550	349,530
Honda Motor Co., Ltd. ADR	6,347	179,683
NIO, Inc. ADR (a) (b)	289,855	1,165,217
Niu Technologies ADR (a)	4,390	37,447
Tata Motors, Ltd. ADR (a) (b)	25,180	325,577
Tesla, Inc. (a)	3,733	1,561,626
Toyota Motor Corp. ADR	3,311	465,328
		4,915,587
BANKS — 0.8%
Banco Santander Brasil SA ADR	13,802	167,418
Banco Santander SA ADR	109,542	453,504
Bank of Montreal	1,157	89,667
ICICI Bank, Ltd. ADR (b)	10,679	161,146
ING Groep NV ADR	3,750	45,188
		916,923
BIOTECHNOLOGY — 3.3%
Adverum Biotechnologies, Inc. (a) (b)	9,453	108,899
Allogene Therapeutics, Inc. (a) (b)	3,309	85,968
Alnylam Pharmaceuticals, Inc. (a)	905	104,229
Amicus Therapeutics, Inc. (a)	9,319	90,767
Atara Biotherapeutics, Inc. (a) (b)	5,316	87,555
Audentes Therapeutics, Inc. (a)	3,027	181,136
Biogen, Inc. (a)	306	90,799
BioMarin Pharmaceutical, Inc. (a)	835	70,599
Bluebird Bio, Inc. (a) (b)	1,050	92,137
CRISPR Therapeutics AG (a) (b)	1,370	83,440
Dicerna Pharmaceuticals, Inc. (a)	3,612	79,572
Editas Medicine, Inc. (a) (b)	3,671	108,698
Fate Therapeutics, Inc. (a) (b)	4,536	88,769
Gilead Sciences, Inc.	1,295	84,149
Grifols SA ADR	5,454	127,024
Homology Medicines, Inc. (a) (b)	5,481	113,457
Immunomedics, Inc. (a)	3,389	71,711
See accompanying notes to financial statements.
22

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Intellia Therapeutics, Inc. (a) (b)	5,888	$ 86,377
Intrexon Corp. (a) (b)	13,727	75,224
Ionis Pharmaceuticals, Inc. (a)	1,153	69,653
Iovance Biotherapeutics, Inc. (a)	3,670	101,586
Krystal Biotech, Inc. (a)	1,595	88,331
Ligand Pharmaceuticals, Inc. (a) (b)	639	66,641
Medicines Co. (a) (b)	1,213	103,032
MeiraGTx Holdings PLC (a)	5,504	110,190
Orchard Therapeutics PLC (a)	8,633	118,704
Regeneron Pharmaceuticals, Inc. (a)	185	69,464
REGENXBIO, Inc. (a)	2,462	100,868
Rocket Pharmaceuticals, Inc. (a) (b)	5,905	134,398
Sangamo Therapeutics, Inc. (a) (b)	11,856	99,235
Sarepta Therapeutics, Inc. (a) (b)	936	120,781
Seattle Genetics, Inc. (a)	573	65,471
Translate Bio, Inc. (a) (b)	9,434	76,793
Ultragenyx Pharmaceutical, Inc. (a)	2,380	101,650
uniQure NV (a) (b)	1,610	115,373
Vericel Corp. (a) (b)	4,673	81,310
Voyager Therapeutics, Inc. (a) (b)	6,530	91,093
Xencor, Inc. (a) (b)	2,519	86,628
ZIOPHARM Oncology, Inc. (a)	19,542	92,238
		3,723,949
BUILDING PRODUCTS — 1.1%
Griffon Corp.	13,025	264,798
Johnson Controls International PLC	11,519	468,939
Resideo Technologies, Inc. (a)	39,523	471,509
		1,205,246
CAPITAL MARKETS — 0.5%
BlackRock, Inc.	90	45,243
Charles Schwab Corp.	977	46,466
Nasdaq, Inc.	3,675	393,593
TD Ameritrade Holding Corp.	1,069	53,129
		538,431
CHEMICALS — 0.7%
DuPont de Nemours, Inc.	2,114	135,719
Huntsman Corp.	5,876	141,964
Ingevity Corp. (a)	6,035	527,338
		805,021
See accompanying notes to financial statements.
23

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ADT, Inc. (b)	54,491	$ 432,114
Tetra Tech, Inc.	1,745	150,349
		582,463
COMMUNICATIONS EQUIPMENT — 1.2%
CalAmp Corp. (a)	7,728	74,034
Cisco Systems, Inc.	2,373	113,809
Comtech Telecommunications Corp.	9,522	337,936
F5 Networks, Inc. (a)	766	106,972
InterDigital, Inc.	2,831	154,261
Ituran Location & Control, Ltd.	1,924	48,350
Juniper Networks, Inc.	4,449	109,579
NetScout Systems, Inc. (a)	4,722	113,659
Radware, Ltd. (a)	4,907	126,502
Ribbon Communications, Inc. (a)	3,542	10,980
ViaSat, Inc. (a)	1,733	126,847
		1,322,929
CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)	4,994	111,716
Arcosa, Inc.	4,824	214,909
Jacobs Engineering Group, Inc.	3,224	289,612
NV5 Global, Inc. (a)	2,262	114,118
Valmont Industries, Inc.	989	148,132
		878,487
CONSUMER FINANCE — 0.6%
Ally Financial, Inc.	2,898	88,563
FinVolution Group ADR	20,248	53,657
Green Dot Corp. Class A (a)	9,103	212,100
LendingClub Corp. (a)	6,228	78,597
LexinFintech Holdings, Ltd. ADR (a)	7,320	101,675
Oportun Financial Corp. (a) (b)	1,520	36,176
Qudian, Inc. ADR (a) (b)	16,503	77,729
		648,497
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	3,109	201,059
DIVERSIFIED FINANCIAL SERVICES — 0.1%
On Deck Capital, Inc. (a)	4,083	16,903
ORIX Corp. ADR (b)	741	61,807
		78,710
See accompanying notes to financial statements.
24

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	5,770	$ 319,600
Iridium Communications, Inc. (a)	5,221	128,646
ORBCOMM, Inc. (a)	20,442	86,061
Vonage Holdings Corp. (a)	11,901	88,186
		622,493
ELECTRIC UTILITIES — 2.9%
ALLETE, Inc.	7,175	582,395
Avangrid, Inc.	11,876	607,576
Cia Paranaense de Energia ADR	37,723	639,027
Enel Americas SA ADR	57,719	633,755
Enel Chile SA ADR	32,818	155,885
Genie Energy, Ltd. Class B	6,923	53,515
NextEra Energy, Inc.	2,454	594,261
		3,266,414
ELECTRICAL EQUIPMENT — 3.7%
ABB, Ltd. ADR (b)	34,452	829,949
Acuity Brands, Inc.	3,204	442,152
American Superconductor Corp. (a) (b)	8,216	64,496
AMETEK, Inc.	5,336	532,213
Ballard Power Systems, Inc. (a) (b)	62,813	450,997
FuelCell Energy, Inc. (a)	250,563	628,913
Hubbell, Inc.	1,081	159,793
Plug Power, Inc. (a) (b)	112,557	355,680
Sensata Technologies Holding PLC (a)	2,041	109,949
Sunrun, Inc. (a) (b)	13,368	184,612
TPI Composites, Inc. (a) (b)	11,706	216,678
Vivint Solar, Inc. (a) (b)	28,919	209,952
		4,185,384
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Amphenol Corp. Class A	1,988	215,161
Badger Meter, Inc.	4,810	312,313
Belden, Inc.	2,200	121,000
Daktronics, Inc.	11,221	68,336
FARO Technologies, Inc. (a)	7,080	356,478
Fitbit, Inc. Class A (a)	129,960	853,837
FLIR Systems, Inc.	22,334	1,162,931
Huami Corp. ADR (a)	17,998	216,336
IPG Photonics Corp. (a)	914	132,457
Iteris, Inc. (a)	31,222	155,798
See accompanying notes to financial statements.
25

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Itron, Inc. (a)	3,595	$ 301,800
OSI Systems, Inc. (a)	9,155	922,275
Rogers Corp. (a)	1,289	160,777
TE Connectivity, Ltd.	2,734	262,027
Trimble, Inc. (a)	2,248	93,719
TTM Technologies, Inc. (a)	16,972	255,429
		5,590,674
ENERGY EQUIPMENT & SERVICES — 0.2%
Oceaneering International, Inc. (a)	9,100	135,681
TechnipFMC PLC	6,938	148,751
		284,432
ENTERTAINMENT — 1.7%
Activision Blizzard, Inc.	2,548	151,402
Bilibili, Inc. ADR (a) (b)	12,722	236,884
Changyou.com, Ltd. ADR (b)	11,538	112,957
Glu Mobile, Inc. (a)	27,457	166,115
NetEase, Inc. ADR	1,224	375,327
Sea, Ltd. ADR (a) (b)	11,281	453,722
Tencent Music Entertainment Group ADR (a)	16,193	190,106
Zynga, Inc. Class A (a)	34,384	210,430
		1,896,943
GAS UTILITIES — 0.5%
New Jersey Resources Corp.	13,255	590,775
HEALTH CARE EQUIPMENT & SUPPLIES — 5.1%
Abbott Laboratories	5,232	454,451
Accuray, Inc. (a)	25,368	71,538
AngioDynamics, Inc. (a)	24,219	387,746
Boston Scientific Corp. (a)	10,671	482,543
CONMED Corp.	1,079	120,665
Danaher Corp.	2,555	392,141
Globus Medical, Inc. Class A (a)	3,719	218,975
Intuitive Surgical, Inc. (a)	364	215,179
iRhythm Technologies, Inc. (a) (b)	11,976	815,446
Koninklijke Philips NV (b)	9,721	474,385
Masimo Corp. (a)	5,475	865,378
Medtronic PLC	5,179	587,557
Smith & Nephew PLC ADR (b)	2,711	130,318
Stryker Corp.	1,027	215,608
Varex Imaging Corp. (a)	12,325	367,408
		5,799,338
See accompanying notes to financial statements.
26

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.1%
HealthEquity, Inc. (a)	705	$ 52,219
McKesson Corp.	789	109,135
		161,354
HEALTH CARE TECHNOLOGY — 0.2%
Omnicell, Inc. (a)	2,724	222,605
Simulations Plus, Inc.	1,681	48,867
		271,472
HOUSEHOLD DURABLES — 1.9%
Garmin, Ltd.	11,713	1,142,721
GoPro, Inc. Class A (a) (b)	84,939	368,635
iRobot Corp. (a) (b)	4,362	220,848
Sony Corp. ADR	2,373	161,364
Universal Electronics, Inc. (a)	3,935	205,643
		2,099,211
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.3%
AES Corp.	30,767	612,263
Atlantica Yield PLC	34,853	919,771
NRG Energy, Inc.	3,543	140,834
Ormat Technologies, Inc.	9,985	744,082
Pattern Energy Group, Inc. Class A	21,162	566,190
Sunnova Energy International, Inc. (a) (b)	12,888	143,830
TerraForm Power, Inc. Class A	36,844	567,029
		3,693,999
INDUSTRIAL CONGLOMERATES — 1.2%
General Electric Co.	16,050	179,118
Honeywell International, Inc.	3,094	547,638
Roper Technologies, Inc.	1,847	654,263
		1,381,019
INSURANCE — 0.1%
Aegon NV	9,649	43,710
Allstate Corp.	402	45,205
Progressive Corp.	630	45,606
		134,521
INTERACTIVE MEDIA & SERVICES — 4.8%
Alphabet, Inc. Class A (a)	535	716,574
Baidu, Inc. ADR (a)	5,093	643,755
Facebook, Inc. Class A (a)	4,453	913,978
See accompanying notes to financial statements.
27

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
IAC/InterActiveCorp (a)	1,001	$ 249,359
JOYY, Inc. ADR (a)	3,479	183,657
LINE Corp. ADR (a) (b)	11,376	557,538
Match Group, Inc. (a) (b)	3,152	258,811
Meet Group, Inc. (a)	52,823	264,643
Momo, Inc. ADR	5,964	199,794
Snap, Inc. Class A (a)	39,410	643,565
Twitter, Inc. (a)	7,148	229,093
Weibo Corp. ADR (a) (b)	4,261	197,497
Yandex NV Class A (a)	2,524	109,769
Yelp, Inc. (a)	6,666	232,177
		5,400,210
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Alibaba Group Holding, Ltd. ADR (a)	787	166,923
MercadoLibre, Inc. (a)	414	236,783
Overstock.com, Inc. (a)	49,870	351,583
		755,289
IT SERVICES — 6.5%
Akamai Technologies, Inc. (a)	1,346	116,267
Broadridge Financial Solutions, Inc.	3,217	397,428
CACI International, Inc. Class A (a)	1,365	341,236
DXC Technology Co.	12,491	469,537
Evo Payments, Inc. Class A (a)	5,669	149,718
Fidelity National Information Services, Inc.	1,644	228,664
Fiserv, Inc. (a)	1,905	220,275
I3 Verticals, Inc. Class A (a)	8,092	228,599
Infosys, Ltd. ADR	38,280	395,050
International Business Machines Corp.	2,822	378,261
Leidos Holdings, Inc.	7,394	723,799
Limelight Networks, Inc. (a)	28,669	116,969
ManTech International Corp. Class A	11,293	902,085
Mastercard, Inc. Class A	520	155,267
Pagseguro Digital, Ltd. Class A (a) (b)	7,230	246,977
PayPal Holdings, Inc. (a)	2,085	225,534
Perspecta, Inc.	4,364	115,384
QIWI PLC ADR (b)	11,031	213,560
Science Applications International Corp.	2,587	225,121
Shopify, Inc. Class A (a)	684	271,945
Square, Inc. Class A (a)	3,447	215,644
Twilio, Inc. Class A (a) (b)	1,096	107,715
Virtusa Corp. (a)	8,617	390,609
See accompanying notes to financial statements.
28

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Visa, Inc. Class A	1,212	$ 227,735
Wipro, Ltd. ADR	61,104	229,140
		7,292,519
LIFE SCIENCES TOOLS & SERVICES — 3.6%
Accelerate Diagnostics, Inc. (a) (b)	10,232	172,921
Agilent Technologies, Inc.	1,484	126,600
Bruker Corp.	29,994	1,528,794
Charles River Laboratories International, Inc. (a)	1,325	202,407
Codexis, Inc. (a) (b)	5,672	90,695
Luminex Corp.	18,721	433,578
Mettler-Toledo International, Inc. (a)	163	129,305
Pacific Biosciences of California, Inc. (a)	113,866	585,271
PerkinElmer, Inc.	1,307	126,910
Thermo Fisher Scientific, Inc.	2,081	676,055
		4,072,536
MACHINERY — 3.4%
Barnes Group, Inc.	2,036	126,150
Cummins, Inc.	954	170,728
Dover Corp.	1,089	125,518
Energy Recovery, Inc. (a) (b)	13,737	134,485
ESCO Technologies, Inc.	2,416	223,480
Evoqua Water Technologies Corp. (a)	15,820	299,789
Fortive Corp.	1,175	89,758
Hyster-Yale Materials Handling, Inc.	4,401	259,483
John Bean Technologies Corp.	1,954	220,138
Lincoln Electric Holdings, Inc.	2,207	213,483
Luxfer Holdings PLC	6,522	120,722
Mueller Water Products, Inc. Class A	13,440	161,011
Pentair PLC	6,648	304,944
Proto Labs, Inc. (a)	3,652	370,861
Standex International Corp.	2,651	210,357
WABCO Holdings, Inc. (a)	3,715	503,382
Xylem, Inc.	3,635	286,402
		3,820,691
MEDIA — 0.2%
ViacomCBS, Inc. Class B	4,249	178,331
METALS & MINING — 0.9%
Allegheny Technologies, Inc. (a)	15,388	317,916
ArcelorMittal (b)	7,063	123,885
Carpenter Technology Corp.	6,547	325,910
See accompanying notes to financial statements.
29

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kaiser Aluminum Corp.	2,167	$ 240,298
		1,008,009
MULTI-UTILITIES — 1.6%
Algonquin Power & Utilities Corp.	41,354	585,159
Consolidated Edison, Inc.	6,551	592,669
Sempra Energy	3,825	579,411
		1,757,239
OIL, GAS & CONSUMABLE FUELS — 0.7%
Enbridge, Inc.	15,212	604,981
Royal Dutch Shell PLC Class A ADR	2,585	152,464
		757,445
PHARMACEUTICALS — 0.1%
Novartis AG ADR	746	70,639
Sanofi ADR	1,300	65,260
WaVe Life Sciences, Ltd. (a) (b)	1,802	14,443
		150,342
ROAD & RAIL — 0.3%
Avis Budget Group, Inc. (a)	2,898	93,432
Hertz Global Holdings, Inc. (a)	3,572	56,259
Lyft, Inc. Class A (a)	1,967	84,620
Uber Technologies, Inc. (a)	3,219	95,733
		330,044
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 11.2%
Advanced Micro Devices, Inc. (a)	8,564	392,745
Ambarella, Inc. (a)	11,949	723,631
Analog Devices, Inc.	3,605	428,418
Applied Materials, Inc.	2,221	135,570
Brooks Automation, Inc.	4,509	189,198
Camtek, Ltd. (b)	16,039	173,702
Canadian Solar, Inc. (a) (b)	11,188	247,255
Daqo New Energy Corp. ADR (a) (b)	4,626	236,851
Enphase Energy, Inc. (a) (b)	9,464	247,294
First Solar, Inc. (a)	3,310	185,228
Himax Technologies, Inc. ADR (a) (b)	75,750	201,495
Intel Corp.	7,865	470,720
JinkoSolar Holding Co., Ltd. ADR (a) (b)	10,562	237,539
KLA Corp.	3,156	562,305
MagnaChip Semiconductor Corp. (a)	14,802	171,851
Micron Technology, Inc. (a)	7,357	395,659
See accompanying notes to financial statements.
30

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
NeoPhotonics Corp. (a)	43,792	$ 386,245
NVE Corp.	4,730	337,722
NVIDIA Corp.	6,496	1,528,509
NXP Semiconductors NV	4,211	535,892
ON Semiconductor Corp. (a)	16,091	392,299
Qorvo, Inc. (a)	3,753	436,211
Rambus, Inc. (a)	38,764	533,974
Silicon Laboratories, Inc. (a)	2,391	277,308
SolarEdge Technologies, Inc. (a)	3,710	352,784
STMicroelectronics NV (b)	46,481	1,250,804
SunPower Corp. (a) (b)	20,482	159,760
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,550	612,955
Teradyne, Inc.	3,139	214,048
Texas Instruments, Inc.	2,516	322,778
Ultra Clean Holdings, Inc. (a)	5,233	122,819
Xperi Corp.	9,224	170,644
		12,634,213
SOFTWARE — 5.9%
8x8, Inc. (a)	5,205	95,251
A10 Networks, Inc. (a)	15,310	105,180
ACI Worldwide, Inc. (a)	6,088	230,644
Agilysys, Inc. (a)	6,333	160,922
Alarm.com Holdings, Inc. (a)	9,159	393,562
Alteryx, Inc. Class A (a) (b)	1,283	128,390
ANSYS, Inc. (a)	1,919	493,970
Atlassian Corp. PLC Class A (a)	894	107,584
Autodesk, Inc. (a)	1,454	266,751
Avaya Holdings Corp. (a)	8,612	116,262
Blackbaud, Inc.	1,070	85,172
Check Point Software Technologies, Ltd. (a) (b)	1,012	112,292
CyberArk Software, Ltd. (a)	973	113,432
FireEye, Inc. (a)	6,977	115,330
Fortinet, Inc. (a)	1,236	131,955
Materialise NV ADR (a) (b)	6,871	125,808
Microsoft Corp.	4,116	649,093
Mimecast, Ltd. (a)	2,964	128,578
MiX Telematics, Ltd. ADR	2,254	29,234
MobileIron, Inc. (a)	24,336	118,273
NortonLifeLock, Inc.	4,651	118,693
OneSpan, Inc. (a)	6,343	108,592
Palo Alto Networks, Inc. (a)	496	114,700
Proofpoint, Inc. (a)	1,032	118,453
See accompanying notes to financial statements.
31

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PTC, Inc. (a)	9,283	$ 695,204
Q2 Holdings, Inc. (a)	1,932	156,647
Qualys, Inc. (a)	1,391	115,968
Rapid7, Inc. (a)	2,333	130,695
RingCentral, Inc. Class A (a)	605	102,045
Slack Technologies, Inc. Class A (a)	5,317	119,526
Telenav, Inc. (a)	44,758	217,524
Tenable Holdings, Inc. (a)	4,632	110,983
Varonis Systems, Inc. (a)	1,636	127,134
Verint Systems, Inc. (a)	2,431	134,580
Xunlei, Ltd. ADR (a)	64,361	315,369
Zoom Video Communications, Inc. Class A (a) (b)	1,460	99,338
Zscaler, Inc. (a) (b)	2,722	126,573
		6,619,707
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
3D Systems Corp. (a)	115,352	1,009,330
Apple, Inc.	5,127	1,505,544
Dell Technologies, Inc. Class C (a)	2,103	108,073
HP, Inc.	17,734	364,434
Immersion Corp. (a)	15,543	115,484
Logitech International SA (b)	6,186	291,732
NCR Corp. (a)	6,600	232,056
Stratasys, Ltd. (a)	17,788	359,762
		3,986,415
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Fossil Group, Inc. (a) (b)	60,653	477,946
WATER UTILITIES — 0.2%
AquaVenture Holdings, Ltd. (a)	7,661	207,766
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
China Mobile, Ltd. ADR (b)	3,694	156,145
PLDT, Inc. ADR (b)	4,008	80,120
Rogers Communications, Inc. Class B	5,537	275,023
SK Telecom Co., Ltd. ADR	17,495	404,310
Vodafone Group PLC ADR (b)	7,488	144,743
		1,060,341
TOTAL COMMON STOCKS (Cost $107,466,877)		112,745,514
See accompanying notes to financial statements.
32

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	174,718	$ 174,735
State Street Navigator Securities Lending Portfolio II (e) (f)	7,347,887	7,347,887
TOTAL SHORT-TERM INVESTMENTS (Cost $7,522,620)		7,522,622
TOTAL INVESTMENTS — 106.6% (Cost $114,989,497)		120,268,136
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(7,403,953)
NET ASSETS — 100.0%		$ 112,864,183
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$112,745,514	$—	$—	$112,745,514
Short-Term Investments	7,522,622	—	—	7,522,622
TOTAL INVESTMENTS	$120,268,136	$—	$—	$120,268,136
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,142,935	$ 968,217	$15	$ 2	174,718	$ 174,735	$ 771
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,171	29,171	123,395	152,566	—	—	—	—	123
State Street Navigator Securities Lending Portfolio II	—	—	17,759,891	10,412,004	—	—	7,347,887	7,347,887	51,933
State Street Navigator Securities Lending Portfolio III	—	—	9,425,695	9,425,695	—	—	—	—	10,082
Total		$29,171	$28,451,916	$20,958,482	$15	$ 2		$7,522,622	$62,909
See accompanying notes to financial statements.
33

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
HEICO Corp.	777	$ 88,695
AUTO COMPONENTS — 22.0%
American Axle & Manufacturing Holdings, Inc. (a)	15,724	169,190
Aptiv PLC	1,774	168,477
BorgWarner, Inc.	3,769	163,499
Dana, Inc.	5,361	97,570
Delphi Technologies PLC (a)	7,289	93,518
Garrett Motion, Inc. (a)	12,969	129,560
Gentherm, Inc. (a)	2,446	108,578
Lear Corp.	1,304	178,909
Modine Manufacturing Co. (a)	7,821	60,222
Veoneer, Inc. (a) (b)	10,727	167,556
Visteon Corp. (a)	1,769	153,178
Workhorse Group, Inc. (a) (b)	33,232	101,025
		1,591,282
AUTOMOBILES — 17.3%
Fiat Chrysler Automobiles NV	6,730	98,864
Ford Motor Co.	18,111	168,432
General Motors Co.	2,737	100,174
Honda Motor Co., Ltd. ADR	5,737	162,414
NIO, Inc. ADR (a) (b)	73,025	293,561
Niu Technologies ADR (a)	2,904	24,771
Tata Motors, Ltd. ADR (a)	8,496	109,853
Tesla, Inc. (a)	467	195,360
Toyota Motor Corp. ADR	681	95,708
		1,249,137
BUILDING PRODUCTS — 1.3%
Johnson Controls International PLC	2,259	91,964
COMMUNICATIONS EQUIPMENT — 2.4%
CalAmp Corp. (a)	5,159	49,423
Comtech Telecommunications Corp.	2,786	98,875
Ituran Location & Control, Ltd.	1,087	27,317
		175,615
DIVERSIFIED FINANCIAL SERVICES — 0.5%
ORIX Corp. ADR (b)	437	36,450
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ORBCOMM, Inc. (a)	15,256	64,228
See accompanying notes to financial statements.
34

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 6.3%
Ballard Power Systems, Inc. (a) (b)	27,185	$ 195,188
Plug Power, Inc. (a) (b)	51,421	162,491
Sensata Technologies Holding PLC (a)	1,853	99,821
		457,500
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.2%
FLIR Systems, Inc.	1,836	95,601
Iteris, Inc. (a)	3,668	18,303
Rogers Corp. (a)	1,292	161,151
Trimble, Inc. (a)	4,179	174,222
		449,277
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A (a)	71	95,097
Baidu, Inc. ADR (a)	828	104,659
Yandex NV Class A (a)	3,980	173,090
		372,846
IT SERVICES — 1.4%
DXC Technology Co.	2,674	100,516
MACHINERY — 8.3%
Cummins, Inc.	909	162,675
Fortive Corp.	2,201	168,134
Hyster-Yale Materials Handling, Inc.	1,017	59,962
Luxfer Holdings PLC	2,513	46,516
WABCO Holdings, Inc. (a)	1,225	165,987
		603,274
METALS & MINING — 1.3%
ArcelorMittal (b)	5,445	95,505
ROAD & RAIL — 8.0%
Avis Budget Group, Inc. (a)	5,073	163,553
Hertz Global Holdings, Inc. (a)	5,949	93,697
Lyft, Inc. Class A (a)	3,483	149,839
Uber Technologies, Inc. (a)	5,805	172,641
		579,730
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.4%
Ambarella, Inc. (a)	1,765	106,888
Analog Devices, Inc.	832	98,875
Intel Corp.	1,690	101,146
NVIDIA Corp.	444	104,473
NXP Semiconductors NV	794	101,044
See accompanying notes to financial statements.
35

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	4,302	$ 104,883
SolarEdge Technologies, Inc. (a)	1,155	109,829
STMicroelectronics NV (b)	3,650	98,222
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,725	100,223
Texas Instruments, Inc.	780	100,066
Xperi Corp.	4,951	91,594
		1,117,243
SOFTWARE — 2.1%
ANSYS, Inc. (a)	383	98,588
Telenav, Inc. (a)	11,176	54,315
		152,903
TOTAL COMMON STOCKS (Cost $7,286,839)		7,226,165
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	3,570	3,570
State Street Navigator Securities Lending Portfolio II (e) (f)	658,921	658,921
TOTAL SHORT-TERM INVESTMENTS (Cost $662,491)		662,491
TOTAL INVESTMENTS — 109.0% (Cost $7,949,330)		7,888,656
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.0)%		(649,953)
NET ASSETS — 100.0%		$ 7,238,703
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
See accompanying notes to financial statements.
36

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,226,165	$—	$—	$7,226,165
Short-Term Investments	662,491	—	—	662,491
TOTAL INVESTMENTS	$7,888,656	$—	$—	$7,888,656
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 92,096	$ 88,526	$—	$—	3,570	$ 3,570	$ 71
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,975	7,975	5,041	13,016	—	—	—	—	24
State Street Navigator Securities Lending Portfolio II	—	—	2,104,000	1,445,079	—	—	658,921	658,921	14,780
State Street Navigator Securities Lending Portfolio III	—	—	1,090,223	1,090,223	—	—	—	—	4,385
Total		$7,975	$3,291,360	$2,636,844	$—	$—		$662,491	$19,260
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
ASSETS
Investments in unaffiliated issuers, at value*	$13,985,037	$5,027,272	$19,913,685
Investments in affiliated issuers, at value	1,489,473	3,462	772,207
Total Investments	15,474,510	5,030,734	20,685,892
Receivable for fund shares sold	74	—	—
Dividends receivable — unaffiliated issuers	21,233	10,241	16,133
Dividends receivable — affiliated issuers	47	11	27
Securities lending income receivable — unaffiliated issuers	106	6	—
Securities lending income receivable — affiliated issuers	3,395	10	121
TOTAL ASSETS	15,499,365	5,041,002	20,702,173
LIABILITIES
Payable upon return of securities loaned	1,477,400	—	770,009
Advisory fee payable	4,367	1,919	6,857
Trustees’ fees and expenses payable	5	1	13
TOTAL LIABILITIES	1,481,772	1,920	776,879
NET ASSETS	$14,017,593	$5,039,082	$19,925,294
NET ASSETS CONSIST OF:
Paid-in Capital	$12,026,628	$4,919,411	$19,514,490
Total distributable earnings (loss)	1,990,965	119,671	410,804
NET ASSETS	$14,017,593	$5,039,082	$19,925,294
NET ASSET VALUE PER SHARE
Net asset value per share	$ 45.96	$ 35.99	$ 39.07
Shares outstanding (unlimited amount authorized, $0.01 par value)	305,000	140,000	510,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$11,883,647	$4,824,619	$19,145,691
Investments in affiliated issuers	1,489,473	3,462	772,207
Total cost of investments	$13,373,120	$4,828,081	$19,917,898
* Includes investments in securities on loan, at value	$ 2,436,028	$ —	$ 1,062,144
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2019 (Unaudited)

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
ASSETS
Investments in unaffiliated issuers, at value*	$9,154,623	$112,745,514	$7,226,165
Investments in affiliated issuers, at value	410,182	7,522,622	662,491
Total Investments	9,564,805	120,268,136	7,888,656
Receivable for investments sold	—	16,546	7,099
Dividends receivable — unaffiliated issuers	6,249	96,512	2,477
Dividends receivable — affiliated issuers	48	365	29
Securities lending income receivable — unaffiliated issuers	1,350	775	20
Securities lending income receivable — affiliated issuers	3,079	32,669	9,251
Receivable for foreign taxes recoverable	1,029	1,014	42
TOTAL ASSETS	9,576,560	120,416,017	7,907,574
LIABILITIES
Due to custodian	—	14,292	7,099
Payable upon return of securities loaned	397,736	7,347,887	658,921
Advisory fee payable	3,537	18,454	2,843
Trustees’ fees and expenses payable	6	30	8
Distribution payable	—	171,171	—
TOTAL LIABILITIES	401,279	7,551,834	668,871
NET ASSETS	$9,175,281	$112,864,183	$7,238,703
NET ASSETS CONSIST OF:
Paid-in Capital	$8,945,033	$110,526,028	$7,767,447
Total distributable earnings (loss)	230,248	2,338,155	(528,744)
NET ASSETS	$9,175,281	$112,864,183	$7,238,703
NET ASSET VALUE PER SHARE
Net asset value per share	$ 32.77	$ 36.12	$ 30.16
Shares outstanding (unlimited amount authorized, $0.01 par value)	280,000	3,125,000	240,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,683,689	$107,466,877	$7,286,839
Investments in affiliated issuers	410,181	7,522,620	662,491
Total cost of investments	$9,093,870	$114,989,497	$7,949,330
* Includes investments in securities on loan, at value	$ 721,364	$ 11,692,129	$ 944,401
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 83,312	$ 43,656	$ 78,325
Dividend income — affiliated issuers	128	60	121
Unaffiliated securities lending income	299	7	5
Affiliated securities lending income	9,227	10	219
Foreign taxes withheld	(3,373)	—	(90)
TOTAL INVESTMENT INCOME (LOSS)	89,593	43,733	78,580
EXPENSES
Advisory fee	20,183	10,955	35,313
Trustees’ fees and expenses	49	30	109
Miscellaneous expenses	3	2	8
TOTAL EXPENSES	20,235	10,987	35,430
NET INVESTMENT INCOME (LOSS)	$ 69,358	$ 32,746	$ 43,150
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(62,099)	(83,921)	(88,106)
Investments — affiliated issuers	(3)	(1)	(1)
In-kind redemptions — unaffiliated issuers	642,302	469,698	1,441,595
Foreign currency transactions	(26)	—	—
Net realized gain (loss)	580,174	385,776	1,353,488
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	1,495,753	(151,059)	(685,762)
Foreign currency translations	3	—	—
Net change in unrealized appreciation/depreciation	1,495,756	(151,059)	(685,762)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,075,930	234,717	667,726
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,145,288	$ 267,463	$ 710,876
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 97,286	$ 436,492	$ 36,811
Dividend income — affiliated issuers	144	894	95
Unaffiliated securities lending income	3,141	2,599	700
Affiliated securities lending income	8,050	62,015	19,165
Foreign taxes withheld	(2,391)	(15,355)	(1,266)
TOTAL INVESTMENT INCOME (LOSS)	106,230	486,645	55,505
EXPENSES
Advisory fee	20,422	69,709	15,623
Trustees’ fees and expenses	61	281	48
Miscellaneous expenses	5	6	5
TOTAL EXPENSES	20,488	69,996	15,676
NET INVESTMENT INCOME (LOSS)	$ 85,742	$ 416,649	$ 39,829
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(28,307)	(2,276,280)	(99,633)
Investments — affiliated issuers	(1)	15	—
In-kind redemptions — unaffiliated issuers	476,209	5,177,935	337,504
Foreign currency transactions	6	(54)	—
Net realized gain (loss)	447,907	2,901,616	237,871
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	297,672	4,063,709	304,461
Investment — affiliated issuers	1	2	—
Foreign currency translations	6	32	—
Net change in unrealized appreciation/depreciation	297,679	4,063,743	304,461
NET REALIZED AND UNREALIZED GAIN (LOSS)	745,586	6,965,359	542,332
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$831,328	$ 7,382,008	$582,161
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/19 (Unaudited)	For the Period 10/22/18* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 69,358	$ 52,101
Net realized gain (loss)	580,174	292,177
Net change in unrealized appreciation/depreciation	1,495,756	605,637
Net increase (decrease) in net assets resulting from operations	2,145,288	949,915
Net equalization credits and charges	18,797	6,519
Distributions to shareholders	(67,450)	(43,087)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	7,331,743	6,836,496
Cost of shares redeemed	(1,671,254)	(1,464,058)
Net income equalization	(18,797)	(6,519)
Net increase (decrease) in net assets from beneficial interest transactions	5,641,692	5,365,919
Net increase (decrease) in net assets during the period	7,738,327	6,279,266
Net assets at beginning of period	6,279,266	—
NET ASSETS AT END OF PERIOD	$14,017,593	$ 6,279,266
SHARES OF BENEFICIAL INTEREST:
Shares sold	180,000	210,000
Shares redeemed	(40,000)	(45,000)
Net increase (decrease)	140,000	165,000
*Inception date.
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/19 (Unaudited)	For the Period 10/22/18* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 32,746	$ 18,428
Net realized gain (loss)	385,776	(26,399)
Net change in unrealized appreciation/depreciation	(151,059)	353,712
Net increase (decrease) in net assets resulting from operations	267,463	345,741
Net equalization credits and charges	7,015	32
Distributions to shareholders	(23,055)	(17,535)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,868,425	3,667,259
Cost of shares redeemed	(2,443,968)	(625,248)
Net income equalization	(7,015)	(32)
Net increase (decrease) in net assets from beneficial interest transactions	1,417,442	3,041,979
Net increase (decrease) in net assets during the period	1,668,865	3,370,217
Net assets at beginning of period	3,370,217	—
NET ASSETS AT END OF PERIOD	$ 5,039,082	$3,370,217
SHARES OF BENEFICIAL INTEREST:
Shares sold	110,000	125,000
Shares redeemed	(70,000)	(25,000)
Net increase (decrease)	40,000	100,000
*Inception date.
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 43,150	$ 30,526
Net realized gain (loss)	1,353,488	566,797
Net change in unrealized appreciation/depreciation	(685,762)	1,094,702
Net increase (decrease) in net assets resulting from operations	710,876	1,692,025
Net equalization credits and charges	7,607	(99,488)
Distributions to shareholders	(46,333)	(167,565)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,575,518	13,441,379
Cost of shares redeemed	(7,197,951)	(3,289,904)
Net income equalization	(7,607)	99,488
Net increase (decrease) in net assets from beneficial interest transactions	(630,040)	10,250,963
Net increase (decrease) in net assets during the period	42,110	11,675,935
Net assets at beginning of period	19,883,184	8,207,249
NET ASSETS AT END OF PERIOD	$19,925,294	$19,883,184
SHARES OF BENEFICIAL INTEREST:
Shares sold	170,000	380,000
Shares redeemed	(190,000)	(100,000)
Net increase (decrease)	(20,000)	280,000
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 85,742	$ 48,368
Net realized gain (loss)	447,907	(23,354)
Net change in unrealized appreciation/depreciation	297,679	350,180
Net increase (decrease) in net assets resulting from operations	831,328	375,194
Net equalization credits and charges	(1,115)	(706)
Distributions to shareholders	(89,754)	(49,980)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	985,027	6,471,519
Cost of shares redeemed	(1,617,998)	(2,078,755)
Net income equalization	1,115	706
Net increase (decrease) in net assets from beneficial interest transactions	(631,856)	4,393,470
Net increase (decrease) in net assets during the period	108,603	4,717,978
Net assets at beginning of period	9,066,678	4,348,700
NET ASSETS AT END OF PERIOD	$ 9,175,281	$ 9,066,678
SHARES OF BENEFICIAL INTEREST:
Shares sold	30,000	230,000
Shares redeemed	(50,000)	(80,000)
Net increase (decrease)	(20,000)	150,000
See accompanying notes to financial statements.
45

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/19 (Unaudited)	For the Period 10/22/18* - 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 416,649	$ 54,169
Net realized gain (loss)	2,901,616	384,297
Net change in unrealized appreciation/depreciation	4,063,743	1,214,930
Net increase (decrease) in net assets resulting from operations	7,382,008	1,653,396
Net equalization credits and charges	300,147	111,407
Distributions to shareholders	(608,357)	(41,073)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	134,051,001	46,401,581
Cost of shares redeemed	(69,720,381)	(6,253,992)
Net income equalization	(300,147)	(111,407)
Net increase (decrease) in net assets from beneficial interest transactions	64,030,473	40,036,182
Net increase (decrease) in net assets during the period	71,104,271	41,759,912
Net assets at beginning of period	41,759,912	—
NET ASSETS AT END OF PERIOD	$112,864,183	$41,759,912
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,940,000	1,450,000
Shares redeemed	(2,070,000)	(195,000)
Net increase (decrease)	1,870,000	1,255,000
*Inception date.
See accompanying notes to financial statements.
46

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 39,829	$ 51,890
Net realized gain (loss)	237,871	(209,808)
Net change in unrealized appreciation/depreciation	304,461	(120,400)
Net increase (decrease) in net assets resulting from operations	582,161	(278,318)
Net equalization credits and charges	4,962	(22,633)
Distributions to shareholders	(55,533)	(139,380)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	904,689	3,746,156
Cost of shares redeemed	(1,204,022)	(2,270,664)
Net income equalization	(4,962)	22,633
Net increase (decrease) in net assets from beneficial interest transactions	(304,295)	1,498,125
Net increase (decrease) in net assets during the period	227,295	1,057,794
Net assets at beginning of period	7,011,408	5,953,614
NET ASSETS AT END OF PERIOD	$ 7,238,703	$ 7,011,408
SHARES OF BENEFICIAL INTEREST:
Shares sold	30,000	140,000
Shares redeemed	(40,000)	(90,000)
Net increase (decrease)	(10,000)	50,000
See accompanying notes to financial statements.
47

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Clean Power ETF
	Six Months Ended 12/31/19 (Unaudited)	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 38.06	$29.92
Income (loss) from investment operations:
Net investment income (loss) (a)	0.31	0.48
Net realized and unrealized gain (loss) (b)	7.77	7.97
Total from investment operations	8.08	8.45
Net equalization credits and charges (a)	0.08	0.06
Distributions to shareholders from:
Net investment income	(0.26)	(0.37)
Net asset value, end of period	$ 45.96	$38.06
Total return (c)	21.53%	28.61%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$14,018	$6,279
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%(d)
Net investment income (loss)	1.55%(d)	2.08%(d)
Portfolio turnover rate (e)	13%(f)	24%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
48

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Final Frontiers ETF
	Six Months Ended 12/31/19 (Unaudited)	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$33.70	$30.13
Income (loss) from investment operations:
Net investment income (loss) (a)	0.24	0.18
Net realized and unrealized gain (loss) (b)	2.13	3.57
Total from investment operations	2.37	3.75
Net equalization credits and charges (a)	0.05	0.00(c)
Distributions to shareholders from:
Net investment income	(0.13)	(0.18)
Net asset value, end of period	$35.99	$33.70
Total return (d)	7.20%	12.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,039	$3,370
Ratios to average net assets:
Total expenses	0.45%(e)	0.46%(e)
Net investment income (loss)	1.35%(e)	0.89%(e)
Portfolio turnover rate (f)	8%(g)	17%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
49

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Future Security ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$ 37.52	$ 32.83	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.11	0.09	0.03
Net realized and unrealized gain (loss) (b)	1.53	5.44	2.84
Total from investment operations	1.64	5.53	2.87
Net equalization credits and charges (a)	0.02	(0.30)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.11)	(0.54)	(0.04)
Net asset value, end of period	$ 39.07	$ 37.52	$32.83
Total return (d)	4.44%	16.36%	9.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$19,925	$19,883	$8,207
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%(e)
Net investment income (loss)	0.55%(e)	0.27%	0.20%(e)
Portfolio turnover rate (f)	7%(g)	28%	32%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
50

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Intelligent Structures ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$30.22	$28.99	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.21	0.11
Net realized and unrealized gain (loss) (b)	2.58	1.23	(1.03)
Total from investment operations	2.87	1.44	(0.92)
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.32)	(0.21)	(0.09)
Net asset value, end of period	$32.77	$30.22	$28.99
Total return (d)	9.50%	5.01%	(3.07)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$9,175	$9,067	$4,349
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.46%(e)
Net investment income (loss)	1.89%(e)	0.73%	0.67%(e)
Portfolio turnover rate (f)	10%(g)	22%	45%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.

See accompanying notes to financial statements.
51

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho New Economies Composite ETF
	Six Months Ended 12/31/19 (Unaudited)	For the Period 10/23/18*- 6/30/19
Net asset value, beginning of period	$ 33.27	$ 30.17
Income (loss) from investment operations:
Net investment income (loss) (a)	0.21	0.21
Net realized and unrealized gain (loss) (b)	2.70	2.56
Total from investment operations	2.91	2.77
Net equalization credits and charges (a)	0.15	0.44
Distributions to shareholders from:
Net investment income	(0.21)	(0.11)
Net asset value, end of period	$ 36.12	$ 33.27
Total return (c)	9.19%	10.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$112,864	$41,760
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%(d)
Net investment income (loss)	1.20%(d)	0.99%(d)
Portfolio turnover rate (e)	35%(f)	98%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
52

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Kensho Smart Mobility ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	For the Period 12/27/17* - 6/30/18
Net asset value, beginning of period	$28.05	$29.77	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.24	0.06
Net realized and unrealized gain (loss) (b)	2.15	(1.20)	(0.24)
Total from investment operations	2.31	(0.96)	(0.18)
Net equalization credits and charges (a)	0.02	(0.10)	0.01
Distributions to shareholders from:
Net investment income	(0.22)	(0.66)	(0.06)
Net asset value, end of period	$30.16	$28.05	$29.77
Total return (c)	8.36%	(3.22)%	(0.58)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$7,239	$7,011	$5,954
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.46%(d)
Net investment income (loss)	1.15%(d)	0.85%	0.39%(d)
Portfolio turnover rate (e)	11%(f)	36%	63%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
SPDR S&P Kensho Smart Mobility ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
56

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR S&P Kensho Clean Power ETF
SPDR S&P Kensho Final Frontiers ETF
SPDR S&P Kensho Future Security ETF
SPDR S&P Kensho Intelligent Structures ETF
SPDR S&P Kensho New Economies Composite ETF
57

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

SPDR S&P Kensho Smart Mobility ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P Kensho Clean Power ETF	0.45%
SPDR S&P Kensho Final Frontiers ETF	0.45
SPDR S&P Kensho Future Security ETF	0.45
SPDR S&P Kensho Intelligent Structures ETF	0.45
SPDR S&P Kensho New Economies Composite ETF	0.20
SPDR S&P Kensho Smart Mobility ETF	0.45
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
58

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
From time to time, the Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of December 31, 2019, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 10% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 10% of the aggregate shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 10% Affiliated Account Holders	Percentage of Affiliated Ownership
SPDR S&P Kensho Final Frontiers ETF	1	15.71%
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
59

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR S&P Kensho Clean Power ETF	$ 1,299,708	$ 1,168,591
SPDR S&P Kensho Final Frontiers ETF	420,936	385,242
SPDR S&P Kensho Future Security ETF	1,380,634	1,222,138
SPDR S&P Kensho Intelligent Structures ETF	1,008,675	909,339
SPDR S&P Kensho New Economies Composite ETF	25,932,360	25,772,707
SPDR S&P Kensho Smart Mobility ETF	785,556	775,035
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Kensho Clean Power ETF	$ 7,330,581	$ 1,795,081	$ 642,302
SPDR S&P Kensho Final Frontiers ETF	3,869,370	2,479,991	469,698
SPDR S&P Kensho Future Security ETF	6,577,125	7,371,241	1,441,595
SPDR S&P Kensho Intelligent Structures ETF	985,623	1,734,501	476,209
SPDR S&P Kensho New Economies Composite ETF	133,622,548	69,669,816	5,177,935
SPDR S&P Kensho Smart Mobility ETF	906,418	1,235,152	337,504
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
60

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Kensho Clean Power ETF	$ 13,371,329	$2,309,885	$ 206,704	$2,103,181
SPDR S&P Kensho Final Frontiers ETF	4,828,229	331,394	128,889	202,505
SPDR S&P Kensho Future Security ETF	19,934,308	1,205,759	454,175	751,584
SPDR S&P Kensho Intelligent Structures ETF	9,094,622	891,236	421,053	470,183
SPDR S&P Kensho New Economies Composite ETF	114,998,178	6,849,827	1,579,869	5,269,958
SPDR S&P Kensho Smart Mobility ETF	7,974,912	656,344	742,600	(86,256)
61

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

8.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
9.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
62

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
63

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

	SPDR S&P Kensho Clean Power ETF	SPDR S&P Kensho Final Frontiers ETF	SPDR S&P Kensho Future Security ETF
Annualized Expense Ratio	0.45%	0.45%	0.45%
Actual:
Ending Account Value	$1,215.30	$1,072.00	$1,044.40
Expenses Paid During Period(a)	2.51	2.34	2.31
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,022.90	1,022.90
Expenses Paid During Period(a)	2.29	2.29	2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
	SPDR S&P Kensho Intelligent Structures ETF	SPDR S&P Kensho New Economies Composite ETF	SPDR S&P Kensho Smart Mobility ETF
Annualized Expense Ratio	0.45%	0.20%	0.45%
Actual:
Ending Account Value	$1,095.00	$1,091.90	$1,083.60
Expenses Paid During Period(a)	2.37	1.05	2.36
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,022.90	1,024.10	1,022.90
Expenses Paid During Period(a)	2.29	1.02	2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
64

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
65

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

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SPDR® Series Trust - Equity Funds
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SPDRKENSHOSAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Equity Funds
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR S&P 400 Mid Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Teledyne Technologies, Inc.	1.3%
Domino's Pizza, Inc.	1.3
Tyler Technologies, Inc.	1.2
Teradyne, Inc.	1.2
West Pharmaceutical Services, Inc.	1.2
Fair Isaac Corp.	1.1
Trimble, Inc.	1.1
FactSet Research Systems, Inc.	1.1
Cognex Corp.	1.0
Brown & Brown, Inc.	1.0
TOTAL	11.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Information Technology	21.4%
Industrials	17.8
Consumer Discretionary	15.6
Health Care	13.9
Real Estate	9.9
Financials	8.4
Materials	5.9
Consumer Staples	2.3
Utilities	2.1
Communication Services	1.5
Energy	1.1
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P 400 Mid Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Medical Properties Trust, Inc. REIT	1.3%
Reinsurance Group of America, Inc.	1.2
UGI Corp.	1.1
OGE Energy Corp.	1.0
Molina Healthcare, Inc.	1.0
American Financial Group, Inc.	0.9
Lear Corp.	0.9
Signature Bank	0.8
XPO Logistics, Inc.	0.8
TCF Financial Corp.	0.8
TOTAL	9.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	25.4%
Industrials	13.3
Real Estate	12.7
Consumer Discretionary	11.3
Information Technology	9.2
Utilities	7.2
Materials	6.4
Health Care	5.2
Consumer Staples	3.5
Energy	3.2
Communication Services	2.5
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Medicines Co.	0.8%
Darling Ingredients, Inc.	0.6
LHC Group, Inc.	0.5
Glacier Bancorp, Inc.	0.5
Community Bank System, Inc.	0.5
Exponent, Inc.	0.5
John Bean Technologies Corp.	0.5
TopBuild Corp.	0.4
Strategic Education, Inc.	0.4
Viavi Solutions, Inc.	0.4
TOTAL	5.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	17.6%
Industrials	17.5
Information Technology	13.8
Consumer Discretionary	13.6
Health Care	12.2
Real Estate	7.4
Materials	5.0
Consumer Staples	4.3
Energy	4.3
Utilities	2.1
Communication Services	2.0
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(4.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P 600 Small Cap Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Medicines Co.	1.5%
LHC Group, Inc.	1.0
Exponent, Inc.	0.9
John Bean Technologies Corp.	0.9
TopBuild Corp.	0.9
Viavi Solutions, Inc.	0.9
Lithia Motors, Inc. Class A	0.8
Steven Madden, Ltd.	0.8
Aerojet Rocketdyne Holdings, Inc.	0.8
Balchem Corp.	0.8
TOTAL	9.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Information Technology	20.2%
Industrials	19.6
Health Care	15.0
Consumer Discretionary	13.9
Financials	10.9
Real Estate	6.0
Materials	3.7
Consumer Staples	3.7
Utilities	2.4
Energy	2.2
Communication Services	2.1
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 600 Small Cap Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Darling Ingredients, Inc.	1.2%
SkyWest, Inc.	0.9
Avista Corp.	0.8
Old National Bancorp	0.8
Simmons First National Corp. Class A	0.8
Columbia Banking System, Inc.	0.8
Anixter International, Inc.	0.7
Wolverine World Wide, Inc.	0.7
American Equity Investment Life Holding Co.	0.7
Integer Holdings Corp.	0.7
TOTAL	8.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	24.5%
Industrials	15.4
Consumer Discretionary	12.9
Health Care	9.2
Real Estate	8.9
Information Technology	7.2
Materials	6.3
Energy	6.3
Consumer Staples	5.0
Communication Services	2.1
Utilities	1.9
Short-Term Investments	4.7
Liabilities in Excess of Other Assets	(4.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.7%
Axon Enterprise, Inc. (a) (b)	107,255	$ 7,859,646
Curtiss-Wright Corp.	56,295	7,931,403
Mercury Systems, Inc. (a)	100,388	6,937,815
Teledyne Technologies, Inc. (a)	66,184	22,935,403
		45,664,267
AUTO COMPONENTS — 0.9%
Gentex Corp.	457,324	13,253,249
Visteon Corp. (a)	35,920	3,110,313
		16,363,562
BANKS — 1.0%
Bank of Hawaii Corp.	42,262	4,021,652
Commerce Bancshares, Inc.	103,106	7,005,022
First Financial Bankshares, Inc. (b)	157,193	5,517,474
		16,544,148
BEVERAGES — 0.4%
Boston Beer Co., Inc. Class A (a) (b)	16,658	6,294,225
BIOTECHNOLOGY — 1.4%
Arrowhead Pharmaceuticals, Inc. (a)	180,908	11,474,995
Exelixis, Inc. (a)	549,205	9,676,992
Ligand Pharmaceuticals, Inc. (a) (b)	31,793	3,315,692
		24,467,679
BUILDING PRODUCTS — 1.5%
Lennox International, Inc.	41,871	10,215,268
Owens Corning	104,212	6,786,285
Trex Co., Inc. (a) (b)	105,458	9,478,565
		26,480,118
CAPITAL MARKETS — 3.0%
Eaton Vance Corp.	145,185	6,778,688
Evercore, Inc. Class A	49,466	3,698,078
FactSet Research Systems, Inc. (b)	68,975	18,505,992
Federated Investors, Inc. Class B	123,327	4,019,227
SEI Investments Co.	229,613	15,035,059
Stifel Financial Corp.	60,607	3,675,815
		51,712,859
CHEMICALS — 2.1%
Cabot Corp.	46,310	2,200,651
See accompanying notes to financial statements.
6

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ingevity Corp. (a)	75,613	$ 6,607,064
NewMarket Corp.	8,674	4,220,074
RPM International, Inc.	140,644	10,795,833
Scotts Miracle-Gro Co.	71,609	7,603,444
Valvoline, Inc.	183,921	3,937,749
		35,364,815
COMMERCIAL SERVICES & SUPPLIES — 2.4%
Brink's Co.	90,377	8,195,387
Clean Harbors, Inc. (a)	92,771	7,955,113
Deluxe Corp.	34,199	1,707,214
Herman Miller, Inc.	106,746	4,445,971
MSA Safety, Inc.	41,262	5,213,866
Stericycle, Inc. (a) (b)	72,447	4,622,843
Tetra Tech, Inc.	98,676	8,501,924
		40,642,318
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	173,355	7,400,525
Lumentum Holdings, Inc. (a)	139,504	11,062,667
ViaSat, Inc. (a)	53,210	3,894,706
		22,357,898
CONSTRUCTION & ENGINEERING — 0.8%
EMCOR Group, Inc.	46,646	4,025,549
MasTec, Inc. (a)	108,968	6,991,387
Valmont Industries, Inc.	17,910	2,682,560
		13,699,496
CONSTRUCTION MATERIALS — 0.4%
Eagle Materials, Inc.	75,246	6,821,802
CONSUMER FINANCE — 0.4%
FirstCash, Inc.	50,148	4,043,433
SLM Corp.	381,538	3,399,504
		7,442,937
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	69,289	8,011,194
Silgan Holdings, Inc.	84,080	2,613,207
		10,624,401
DISTRIBUTORS — 0.9%
Pool Corp.	72,370	15,369,941
See accompanying notes to financial statements.
7

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.5%
Service Corp. International	168,546	$ 7,758,172
WW International, Inc. (a)	43,650	1,667,867
		9,426,039
ELECTRIC UTILITIES — 0.7%
Hawaiian Electric Industries, Inc.	94,587	4,432,347
IDACORP, Inc.	41,000	4,378,800
PNM Resources, Inc.	72,040	3,653,148
		12,464,295
ELECTRICAL EQUIPMENT — 0.8%
Hubbell, Inc.	98,326	14,534,549
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Cognex Corp.	308,961	17,314,174
Coherent, Inc. (a)	43,711	7,271,325
Jabil, Inc.	251,127	10,379,079
Littelfuse, Inc.	27,786	5,315,462
National Instruments Corp.	100,200	4,242,468
Trimble, Inc. (a)	452,739	18,874,689
		63,397,197
ENERGY EQUIPMENT & SERVICES — 0.1%
Core Laboratories NV (b)	31,248	1,177,112
ENTERTAINMENT — 0.2%
World Wrestling Entertainment, Inc. Class A (b)	48,925	3,173,765
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.4%
Alexander & Baldwin, Inc. REIT	52,816	1,107,023
American Campus Communities, Inc. REIT	119,265	5,609,033
Brixmor Property Group, Inc. REIT	301,514	6,515,718
Camden Property Trust REIT	96,292	10,216,581
CoreSite Realty Corp. REIT	68,086	7,633,802
Corporate Office Properties Trust REIT	93,186	2,737,805
Cousins Properties, Inc. REIT	265,315	10,930,978
CyrusOne, Inc. REIT	132,968	8,700,096
Douglas Emmett, Inc. REIT	187,664	8,238,450
EastGroup Properties, Inc. REIT	69,463	9,215,656
EPR Properties REIT	62,411	4,408,713
First Industrial Realty Trust, Inc. REIT	151,459	6,287,063
Healthcare Realty Trust, Inc. REIT	111,224	3,711,545
Highwoods Properties, Inc. REIT	93,740	4,584,823
Kilroy Realty Corp. REIT	105,733	8,870,999
See accompanying notes to financial statements.
8

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Lamar Advertising Co. Class A REIT	94,841	$ 8,465,508
Liberty Property Trust REIT	165,365	9,930,168
Life Storage, Inc. REIT	51,433	5,569,165
National Retail Properties, Inc. REIT	170,667	9,151,165
Omega Healthcare Investors, Inc. REIT	177,761	7,528,178
PotlatchDeltic Corp. REIT	55,851	2,416,673
PS Business Parks, Inc. REIT	36,166	5,962,688
Rayonier, Inc. REIT	98,144	3,215,198
Spirit Realty Capital, Inc. REIT	75,756	3,725,680
Taubman Centers, Inc. REIT	47,563	1,478,734
Urban Edge Properties REIT	95,770	1,836,869
Weingarten Realty Investors REIT	96,247	3,006,756
		161,055,067
FOOD & STAPLES RETAILING — 0.6%
Casey's General Stores, Inc.	66,494	10,571,881
FOOD PRODUCTS — 1.0%
Lancaster Colony Corp.	17,490	2,800,149
Pilgrim's Pride Corp. (a)	60,607	1,982,758
Post Holdings, Inc. (a)	55,240	6,026,684
Sanderson Farms, Inc.	35,613	6,275,723
Tootsie Roll Industries, Inc. (b)	13,946	476,116
		17,561,430
GAS UTILITIES — 0.3%
ONE Gas, Inc.	47,692	4,462,540
HEALTH CARE EQUIPMENT & SUPPLIES — 5.3%
Cantel Medical Corp. (b)	37,962	2,691,506
Globus Medical, Inc. Class A (a)	139,169	8,194,271
Haemonetics Corp. (a)	58,649	6,738,770
Hill-Rom Holdings, Inc.	66,328	7,530,218
ICU Medical, Inc. (a)	34,725	6,497,742
Integra LifeSciences Holdings Corp. (a)	128,877	7,510,951
LivaNova PLC (a)	44,576	3,362,368
Masimo Corp. (a)	88,733	14,025,138
NuVasive, Inc. (a)	61,224	4,735,064
Penumbra, Inc. (a) (b)	58,032	9,532,917
West Pharmaceutical Services, Inc.	134,435	20,209,613
		91,028,558
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Amedisys, Inc. (a)	58,271	9,726,595
Chemed Corp.	28,976	12,727,998
See accompanying notes to financial statements.
9

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Encompass Health Corp.	83,773	$ 5,802,956
HealthEquity, Inc. (a)	128,146	9,491,774
MEDNAX, Inc. (a)	59,393	1,650,532
		39,399,855
HOTELS, RESTAURANTS & LEISURE — 6.6%
Boyd Gaming Corp.	144,688	4,331,959
Caesars Entertainment Corp. (a)	1,008,956	13,721,802
Choice Hotels International, Inc. (b)	57,472	5,944,329
Churchill Downs, Inc.	64,116	8,796,715
Domino's Pizza, Inc.	74,314	21,831,967
Dunkin' Brands Group, Inc.	149,702	11,308,489
Eldorado Resorts, Inc. (a) (b)	118,121	7,044,736
Jack in the Box, Inc.	20,918	1,632,231
Marriott Vacations Worldwide Corp.	67,689	8,715,636
Papa John's International, Inc.	25,513	1,611,146
Scientific Games Corp. Class A (a) (b)	97,735	2,617,343
Six Flags Entertainment Corp.	71,096	3,207,141
Texas Roadhouse, Inc.	60,171	3,388,831
Wendy's Co.	192,926	4,284,886
Wyndham Destinations, Inc.	70,536	3,646,006
Wyndham Hotels & Resorts, Inc.	172,037	10,805,644
		112,888,861
HOUSEHOLD DURABLES — 1.1%
Helen of Troy, Ltd. (a)	26,814	4,820,889
KB Home	71,231	2,441,087
Tempur Sealy International, Inc. (a)	82,183	7,154,852
Toll Brothers, Inc.	116,759	4,613,148
		19,029,976
HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. (b)	116,249	5,838,025
INDUSTRIAL CONGLOMERATES — 1.0%
Carlisle Cos., Inc.	102,492	16,587,305
INSURANCE — 3.3%
Alleghany Corp. (a)	13,054	10,437,587
Brown & Brown, Inc.	422,716	16,688,828
Primerica, Inc.	74,727	9,756,357
RenaissanceRe Holdings, Ltd.	79,831	15,648,473
RLI Corp.	45,420	4,088,708
		56,619,953
See accompanying notes to financial statements.
10

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.2%
Yelp, Inc. (a)	115,452	$ 4,021,193
INTERNET & DIRECT MARKETING RETAIL — 0.8%
Etsy, Inc. (a)	214,233	9,490,522
GrubHub, Inc. (a) (b)	92,605	4,504,307
		13,994,829
IT SERVICES — 3.5%
CACI International, Inc. Class A (a)	45,626	11,406,044
CoreLogic, Inc. (a)	64,645	2,825,633
KBR, Inc.	256,184	7,813,612
LiveRamp Holdings, Inc. (a)	48,909	2,351,056
MAXIMUS, Inc.	63,638	4,734,031
Perspecta, Inc.	248,597	6,572,905
Sabre Corp.	237,601	5,331,766
Science Applications International Corp.	39,863	3,468,878
WEX, Inc. (a)	78,714	16,487,434
		60,991,359
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Brunswick Corp.	72,241	4,333,015
Polaris, Inc.	103,912	10,567,851
		14,900,866
LIFE SCIENCES TOOLS & SERVICES — 3.9%
Bio-Rad Laboratories, Inc. Class A (a)	28,142	10,413,384
Bio-Techne Corp.	69,370	15,227,409
Charles River Laboratories International, Inc. (a)	88,268	13,483,820
PRA Health Sciences, Inc. (a)	114,308	12,705,334
Repligen Corp. (a)	84,670	7,831,975
Syneos Health, Inc. (a) (b)	112,608	6,697,361
		66,359,283
MACHINERY — 6.2%
AGCO Corp.	60,100	4,642,725
Colfax Corp. (a)	67,992	2,473,549
Donaldson Co., Inc.	146,432	8,437,412
Graco, Inc.	303,339	15,773,628
ITT, Inc.	106,236	7,851,903
Lincoln Electric Holdings, Inc.	110,535	10,692,050
Nordson Corp.	93,079	15,156,984
Oshkosh Corp.	72,547	6,866,574
Timken Co.	122,529	6,899,608
See accompanying notes to financial statements.
11

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Toro Co.	192,747	$ 15,356,153
Woodward, Inc.	101,972	12,077,564
		106,228,150
MARINE — 0.3%
Kirby Corp. (a)	56,320	5,042,330
MEDIA — 1.1%
Cable One, Inc.	9,084	13,521,261
New York Times Co. Class A	171,547	5,518,667
		19,039,928
METALS & MINING — 2.5%
Allegheny Technologies, Inc. (a) (b)	111,670	2,307,102
Carpenter Technology Corp.	47,453	2,362,210
Compass Minerals International, Inc.	44,112	2,689,067
Reliance Steel & Aluminum Co.	120,501	14,431,200
Royal Gold, Inc.	119,347	14,590,171
Steel Dynamics, Inc.	190,821	6,495,547
		42,875,297
MULTI-UTILITIES — 0.5%
Black Hills Corp.	52,208	4,100,416
MDU Resources Group, Inc.	152,172	4,521,030
		8,621,446
MULTILINE RETAIL — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	55,381	3,616,933
OIL, GAS & CONSUMABLE FUELS — 1.0%
Matador Resources Co. (a) (b)	198,212	3,561,870
Murphy Oil Corp. (b)	121,477	3,255,583
WPX Energy, Inc. (a)	753,376	10,351,386
		17,168,839
PAPER & FOREST PRODUCTS — 0.3%
Louisiana-Pacific Corp.	152,900	4,536,543
PHARMACEUTICALS — 1.0%
Catalent, Inc. (a)	264,491	14,890,843
Nektar Therapeutics (a) (b)	101,784	2,197,008
		17,087,851
PROFESSIONAL SERVICES — 0.9%
ASGN, Inc. (a)	58,183	4,129,247
FTI Consulting, Inc. (a)	68,042	7,529,528
See accompanying notes to financial statements.
12

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Insperity, Inc.	38,103	$ 3,278,382
		14,937,157
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	44,719	7,785,131
ROAD & RAIL — 0.9%
Knight-Swift Transportation Holdings, Inc. (b)	222,085	7,959,526
Landstar System, Inc.	48,484	5,520,873
Werner Enterprises, Inc.	36,827	1,340,135
		14,820,534
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Cabot Microelectronics Corp.	52,579	7,588,201
Cirrus Logic, Inc. (a)	104,518	8,613,328
Cypress Semiconductor Corp.	667,607	15,575,271
MKS Instruments, Inc.	98,548	10,841,266
Monolithic Power Systems, Inc.	73,579	13,098,534
Semtech Corp. (a)	61,076	3,230,920
Silicon Laboratories, Inc. (a)	78,429	9,096,195
SolarEdge Technologies, Inc. (a)	87,906	8,358,982
Synaptics, Inc. (a) (b)	36,871	2,425,006
Teradyne, Inc.	304,455	20,760,786
Universal Display Corp.	76,653	15,795,884
		115,384,373
SOFTWARE — 6.0%
ACI Worldwide, Inc. (a)	209,002	7,918,041
Blackbaud, Inc.	88,874	7,074,370
CDK Global, Inc.	133,816	7,317,059
Ceridian HCM Holding, Inc. (a) (b)	109,355	7,423,017
CommVault Systems, Inc. (a)	37,255	1,663,063
Fair Isaac Corp. (a)	52,400	19,633,232
j2 Global, Inc. (b)	83,695	7,843,058
LogMeIn, Inc.	56,458	4,840,709
Manhattan Associates, Inc. (a)	115,546	9,214,794
PTC, Inc. (a)	97,661	7,313,832
Teradata Corp. (a)	79,302	2,122,915
Tyler Technologies, Inc. (a)	70,832	21,251,017
		103,615,107
SPECIALTY RETAIL — 2.1%
Aaron's, Inc.	69,213	3,952,754
Five Below, Inc. (a)	100,644	12,868,342
See accompanying notes to financial statements.
13

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Murphy USA, Inc. (a)	52,309	$ 6,120,153
RH (a)	29,200	6,234,200
Williams-Sonoma, Inc. (b)	96,768	7,106,642
		36,282,091
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a)	99,156	3,486,325
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Carter's, Inc.	50,249	5,494,225
Columbia Sportswear Co.	32,578	3,263,990
Deckers Outdoor Corp. (a)	50,545	8,535,029
Skechers U.S.A., Inc. Class A (a)	242,122	10,457,249
		27,750,493
THRIFTS & MORTGAGE FINANCE — 0.7%
LendingTree, Inc. (a) (b)	13,832	4,197,182
New York Community Bancorp, Inc.	422,423	5,077,525
Washington Federal, Inc.	89,237	3,270,536
		12,545,243
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Watsco, Inc.	30,050	5,413,508
WATER UTILITIES — 0.6%
Aqua America, Inc.	214,639	10,075,156
TOTAL COMMON STOCKS (Cost $1,510,598,715)		1,715,646,839
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	1,362,247	1,362,383
State Street Navigator Securities Lending Portfolio II (e) (f)	31,519,367	31,519,367
TOTAL SHORT-TERM INVESTMENTS (Cost $32,881,737)		32,881,750
TOTAL INVESTMENTS — 101.8% (Cost $1,543,480,452)		1,748,528,589
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.8)%		(30,625,815)
NET ASSETS — 100.0%		$ 1,717,902,774
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
14

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,715,646,839	$—	$—	$1,715,646,839
Short-Term Investments	32,881,750	—	—	32,881,750
TOTAL INVESTMENTS	$1,748,528,589	$—	$—	$1,748,528,589
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 37,088,063	$ 35,727,134	$1,441	$13	1,362,247	$ 1,362,383	$11,479
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,884,043	1,884,043	2,825,637	4,709,680	—	—	—	—	2,339
State Street Navigator Securities Lending Portfolio II	—	—	109,969,092	78,449,725	—	—	31,519,367	31,519,367	28,527
State Street Navigator Securities Lending Portfolio III	18,127,486	18,127,486	93,704,342	111,831,828	—	—	—	—	42,319
Total		$20,011,529	$243,587,134	$230,718,367	$1,441	$13		$32,881,750	$84,664
See accompanying notes to financial statements.
15

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.2%
Curtiss-Wright Corp.	19,780	$ 2,786,804
AIR FREIGHT & LOGISTICS — 0.8%
XPO Logistics, Inc. (a) (b)	159,869	12,741,559
AIRLINES — 0.6%
JetBlue Airways Corp. (a)	501,222	9,382,876
AUTO COMPONENTS — 2.0%
Adient PLC (a)	149,312	3,172,880
Dana, Inc.	246,812	4,491,978
Delphi Technologies PLC (a)	147,655	1,894,414
Goodyear Tire & Rubber Co.	398,871	6,204,438
Lear Corp.	95,355	13,082,706
Visteon Corp. (a) (b)	13,881	1,201,956
		30,048,372
AUTOMOBILES — 0.5%
Thor Industries, Inc. (b)	96,038	7,134,663
BANKS — 14.1%
Associated Banc-Corp.	273,333	6,024,259
BancorpSouth Bank	164,520	5,167,573
Bank of Hawaii Corp.	28,977	2,757,451
Bank OZK	207,319	6,324,266
Cathay General Bancorp	129,914	4,943,228
Commerce Bancshares, Inc.	80,000	5,435,200
Cullen/Frost Bankers, Inc.	98,836	9,664,184
East West Bancorp, Inc.	252,360	12,289,932
First Financial Bankshares, Inc.	83,860	2,943,486
First Horizon National Corp.	540,386	8,948,792
FNB Corp.	557,298	7,077,685
Fulton Financial Corp.	281,485	4,906,284
Hancock Whitney Corp.	149,565	6,562,912
Home BancShares, Inc.	266,072	5,230,976
International Bancshares Corp.	98,419	4,238,906
PacWest Bancorp	208,378	7,974,626
Pinnacle Financial Partners, Inc.	125,155	8,009,920
Prosperity Bancshares, Inc.	163,645	11,764,439
Signature Bank	93,505	12,773,718
Sterling Bancorp	351,496	7,409,536
Synovus Financial Corp.	254,288	9,968,090
TCF Financial Corp.	265,801	12,439,487
See accompanying notes to financial statements.
16

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Texas Capital Bancshares, Inc. (a)	86,316	$ 4,900,159
Trustmark Corp.	110,250	3,804,728
UMB Financial Corp.	74,070	5,084,165
Umpqua Holdings Corp.	377,684	6,685,007
United Bankshares, Inc.	174,178	6,733,721
Valley National Bancorp	681,110	7,798,709
Webster Financial Corp.	159,915	8,533,064
Wintrust Financial Corp.	99,350	7,043,915
		213,438,418
BIOTECHNOLOGY — 0.4%
United Therapeutics Corp. (a)	76,421	6,731,162
BUILDING PRODUCTS — 0.9%
Lennox International, Inc.	20,485	4,997,726
Owens Corning	87,651	5,707,833
Resideo Technologies, Inc. (a)	210,608	2,512,553
		13,218,112
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	85,765	7,267,726
Eaton Vance Corp.	56,277	2,627,573
Evercore, Inc. Class A	20,095	1,502,302
Federated Investors, Inc. Class B	47,810	1,558,128
Interactive Brokers Group, Inc. Class A (b)	131,624	6,136,311
Janus Henderson Group PLC (b)	266,926	6,526,341
Legg Mason, Inc.	139,988	5,026,969
Stifel Financial Corp.	59,792	3,626,385
		34,271,735
CHEMICALS — 3.0%
Ashland Global Holdings, Inc.	104,658	8,009,477
Cabot Corp.	53,747	2,554,057
Chemours Co.	280,442	5,073,196
Minerals Technologies, Inc.	59,744	3,443,047
NewMarket Corp.	4,420	2,150,418
Olin Corp.	273,857	4,724,033
PolyOne Corp.	131,945	4,854,256
RPM International, Inc.	89,005	6,832,024
Sensient Technologies Corp.	72,551	4,794,896
Valvoline, Inc.	148,656	3,182,725
		45,618,129
See accompanying notes to financial statements.
17

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.4%
Deluxe Corp.	39,683	$ 1,980,975
Healthcare Services Group, Inc. (b)	127,095	3,090,951
HNI Corp.	73,405	2,749,751
KAR Auction Services, Inc. (b)	220,828	4,811,842
MSA Safety, Inc.	22,000	2,779,920
Stericycle, Inc. (a) (b)	87,512	5,584,141
		20,997,580
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp. (a)	100,815	4,303,792
InterDigital, Inc.	53,390	2,909,221
NetScout Systems, Inc. (a)	112,979	2,719,405
ViaSat, Inc. (a)	48,492	3,549,372
		13,481,790
CONSTRUCTION & ENGINEERING — 1.7%
AECOM (a)	272,282	11,743,523
Dycom Industries, Inc. (a)	54,053	2,548,599
EMCOR Group, Inc.	52,042	4,491,224
Fluor Corp.	240,369	4,538,167
Valmont Industries, Inc.	19,966	2,990,507
		26,312,020
CONSUMER FINANCE — 0.8%
FirstCash, Inc.	25,630	2,066,547
Green Dot Corp. Class A (a)	81,235	1,892,775
Navient Corp.	333,645	4,564,264
SLM Corp.	362,082	3,226,151
		11,749,737
CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	43,827	5,067,278
Greif, Inc. Class A	45,078	1,992,448
O-I Glass, Inc.	266,953	3,184,749
Silgan Holdings, Inc.	53,169	1,652,492
Sonoco Products Co.	173,553	10,711,691
		22,608,658
DIVERSIFIED CONSUMER SERVICES — 1.6%
Adtalem Global Education, Inc. (a)	92,640	3,239,621
Graham Holdings Co. Class B	7,629	4,874,855
Grand Canyon Education, Inc. (a)	82,750	7,926,622
Service Corp. International	153,592	7,069,840
See accompanying notes to financial statements.
18

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
WW International, Inc. (a)	38,245	$ 1,461,341
		24,572,279
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Jefferies Financial Group, Inc.	437,279	9,344,652
ELECTRIC UTILITIES — 2.4%
ALLETE, Inc.	88,659	7,196,451
Hawaiian Electric Industries, Inc.	97,231	4,556,245
IDACORP, Inc.	47,505	5,073,534
OGE Energy Corp.	346,478	15,407,877
PNM Resources, Inc.	68,354	3,466,231
		35,700,338
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	68,766	9,489,708
EnerSys	72,523	5,426,896
nVent Electric PLC	266,864	6,826,381
Regal Beloit Corp.	70,264	6,015,301
		27,758,286
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Arrow Electronics, Inc. (a)	141,124	11,958,848
Avnet, Inc.	175,621	7,453,355
Belden, Inc.	66,249	3,643,695
II-VI, Inc. (a) (b)	149,613	5,037,469
Littelfuse, Inc.	15,440	2,953,672
National Instruments Corp.	107,170	4,537,578
SYNNEX Corp.	70,921	9,134,625
Tech Data Corp. (a)	61,543	8,837,575
Vishay Intertechnology, Inc.	227,017	4,833,192
		58,390,009
ENERGY EQUIPMENT & SERVICES — 1.1%
Apergy Corp. (a)	132,821	4,486,693
Core Laboratories NV	46,387	1,747,398
Patterson-UTI Energy, Inc.	333,667	3,503,504
Transocean, Ltd. (a) (b)	986,485	6,787,017
		16,524,612
ENTERTAINMENT — 0.6%
Cinemark Holdings, Inc. (b)	182,836	6,188,999
World Wrestling Entertainment, Inc. Class A (b)	35,015	2,271,423
		8,460,422
See accompanying notes to financial statements.
19

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.2%
Alexander & Baldwin, Inc. REIT	66,398	$ 1,391,702
American Campus Communities, Inc. REIT	122,510	5,761,645
Brixmor Property Group, Inc. REIT	224,738	4,856,588
Camden Property Trust REIT	74,766	7,932,673
CoreCivic, Inc. REIT	204,224	3,549,413
Corporate Office Properties Trust REIT	103,750	3,048,175
CyrusOne, Inc. REIT	67,915	4,443,678
Diversified Healthcare Trust REIT	408,014	3,443,638
Douglas Emmett, Inc. REIT	104,575	4,590,842
EPR Properties REIT	75,330	5,321,311
First Industrial Realty Trust, Inc. REIT	74,019	3,072,529
GEO Group, Inc. REIT	208,018	3,455,179
Healthcare Realty Trust, Inc. REIT	123,824	4,132,007
Highwoods Properties, Inc. REIT	88,983	4,352,159
JBG SMITH Properties REIT	205,155	8,183,633
Kilroy Realty Corp. REIT	66,911	5,613,833
Lamar Advertising Co. Class A REIT	57,481	5,130,754
Liberty Property Trust REIT	113,650	6,824,682
Life Storage, Inc. REIT	31,185	3,376,712
Macerich Co. REIT (b)	189,015	5,088,284
Mack-Cali Realty Corp. REIT	155,268	3,591,349
Medical Properties Trust, Inc. REIT	894,745	18,888,067
National Retail Properties, Inc. REIT	132,500	7,104,650
Omega Healthcare Investors, Inc. REIT	208,770	8,841,409
Park Hotels & Resorts, Inc. REIT	415,122	10,739,206
Pebblebrook Hotel Trust REIT (b)	224,010	6,005,708
PotlatchDeltic Corp. REIT	62,227	2,692,562
Rayonier, Inc. REIT	128,635	4,214,083
Sabra Health Care REIT, Inc.	332,209	7,089,340
Service Properties Trust REIT	282,244	6,866,997
Spirit Realty Capital, Inc. REIT	99,238	4,880,525
Tanger Factory Outlet Centers, Inc. REIT (b)	159,312	2,346,666
Taubman Centers, Inc. REIT	59,809	1,859,462
Urban Edge Properties REIT	106,650	2,045,547
Weingarten Realty Investors REIT	116,198	3,630,026
		184,365,034
FOOD & STAPLES RETAILING — 0.6%
BJ's Wholesale Club Holdings, Inc. (a) (b)	209,574	4,765,713
Sprouts Farmers Market, Inc. (a)	202,575	3,919,826
		8,685,539
See accompanying notes to financial statements.
20

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 2.5%
Flowers Foods, Inc.	330,137	$ 7,177,178
Hain Celestial Group, Inc. (a) (b)	137,811	3,576,884
Ingredion, Inc.	115,808	10,764,354
Lancaster Colony Corp.	17,308	2,771,011
Pilgrim's Pride Corp. (a)	32,314	1,057,153
Post Holdings, Inc. (a)	61,560	6,716,196
Tootsie Roll Industries, Inc.	15,540	530,536
TreeHouse Foods, Inc. (a)	96,441	4,677,388
		37,270,700
GAS UTILITIES — 3.2%
National Fuel Gas Co.	148,042	6,889,875
New Jersey Resources Corp.	163,825	7,301,680
ONE Gas, Inc.	45,176	4,227,118
Southwest Gas Holdings, Inc.	93,705	7,118,769
Spire, Inc.	88,717	7,391,013
UGI Corp.	361,650	16,332,114
		49,260,569
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Avanos Medical, Inc. (a)	82,245	2,771,657
Cantel Medical Corp. (b)	28,227	2,001,294
Haemonetics Corp. (a)	31,285	3,594,647
Hill-Rom Holdings, Inc.	51,565	5,854,174
LivaNova PLC (a)	40,670	3,067,738
NuVasive, Inc. (a)	31,285	2,419,582
		19,709,092
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a)	151,915	5,046,616
Encompass Health Corp.	89,612	6,207,423
MEDNAX, Inc. (a)	88,158	2,449,911
Molina Healthcare, Inc. (a)	108,575	14,732,542
Patterson Cos., Inc. (b)	147,749	3,025,899
Tenet Healthcare Corp. (a)	178,226	6,777,935
		38,240,326
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	278,488	2,733,360
HOTELS, RESTAURANTS & LEISURE — 2.2%
Brinker International, Inc.	64,080	2,691,360
Cheesecake Factory, Inc. (b)	70,423	2,736,638
See accompanying notes to financial statements.
21

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Cracker Barrel Old Country Store, Inc. (b)	41,296	$ 6,348,847
Jack in the Box, Inc.	20,737	1,618,108
Papa John's International, Inc.	13,654	862,250
Penn National Gaming, Inc. (a)	186,879	4,776,627
Six Flags Entertainment Corp.	67,367	3,038,926
Texas Roadhouse, Inc.	54,866	3,090,053
Wendy's Co.	132,600	2,945,046
Wyndham Destinations, Inc.	88,681	4,583,921
		32,691,776
HOUSEHOLD DURABLES — 0.9%
Helen of Troy, Ltd. (a)	17,660	3,175,091
KB Home	79,369	2,719,976
Toll Brothers, Inc.	110,800	4,377,708
TRI Pointe Group, Inc. (a)	238,760	3,719,881
		13,992,656
INSURANCE — 7.2%
Alleghany Corp. (a)	12,486	9,983,431
American Financial Group, Inc.	129,552	14,205,377
Brighthouse Financial, Inc. (a)	190,085	7,457,035
CNO Financial Group, Inc.	259,254	4,700,275
First American Financial Corp.	194,759	11,358,345
Genworth Financial, Inc. Class A (a)	863,211	3,798,128
Hanover Insurance Group, Inc.	68,432	9,352,601
Kemper Corp.	108,845	8,435,487
Mercury General Corp.	46,477	2,264,824
Old Republic International Corp.	494,753	11,067,625
Reinsurance Group of America, Inc.	108,318	17,662,333
RLI Corp.	25,330	2,280,207
Selective Insurance Group, Inc.	101,893	6,642,405
		109,208,073
INTERACTIVE MEDIA & SERVICES — 0.4%
TripAdvisor, Inc.	180,235	5,475,539
INTERNET & DIRECT MARKETING RETAIL — 0.2%
GrubHub, Inc. (a) (b)	69,032	3,357,716
IT SERVICES — 1.3%
CoreLogic, Inc. (a)	74,980	3,277,376
LiveRamp Holdings, Inc. (a)	69,630	3,347,114
MAXIMUS, Inc.	49,350	3,671,146
Sabre Corp.	244,315	5,482,429
See accompanying notes to financial statements.
22

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Science Applications International Corp.	46,332	$ 4,031,811
		19,809,876
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	71,400	4,282,572
Mattel, Inc. (a) (b)	602,565	8,164,756
		12,447,328
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Bio-Rad Laboratories, Inc. Class A (a)	10,395	3,846,462
MACHINERY — 2.6%
AGCO Corp.	50,487	3,900,121
Colfax Corp. (a)	78,855	2,868,745
Crane Co.	88,698	7,661,733
Donaldson Co., Inc.	78,152	4,503,118
ITT, Inc.	49,650	3,669,631
Kennametal, Inc.	142,090	5,241,700
Oshkosh Corp.	47,824	4,526,542
Terex Corp.	112,506	3,350,429
Trinity Industries, Inc.	168,350	3,728,952
		39,450,971
MARINE — 0.3%
Kirby Corp. (a)	49,315	4,415,172
MEDIA — 1.2%
AMC Networks, Inc. Class A (a) (b)	75,630	2,987,385
John Wiley & Sons, Inc. Class A	75,015	3,639,728
Meredith Corp.	68,990	2,240,105
New York Times Co. Class A	83,860	2,697,776
TEGNA, Inc.	372,001	6,208,697
		17,773,691
METALS & MINING — 1.5%
Allegheny Technologies, Inc. (a) (b)	110,300	2,278,798
Carpenter Technology Corp.	36,865	1,835,140
Commercial Metals Co.	203,530	4,532,613
Compass Minerals International, Inc.	16,258	991,088
Steel Dynamics, Inc.	188,486	6,416,063
United States Steel Corp. (b)	291,641	3,327,624
Worthington Industries, Inc.	63,353	2,672,229
		22,053,555
MULTI-UTILITIES — 1.1%
Black Hills Corp.	55,905	4,390,779
See accompanying notes to financial statements.
23

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MDU Resources Group, Inc.	199,334	$ 5,922,213
NorthWestern Corp.	86,527	6,201,390
		16,514,382
MULTILINE RETAIL — 0.3%
Dillard's, Inc. Class A (b)	16,948	1,245,339
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	41,275	2,695,670
		3,941,009
OIL, GAS & CONSUMABLE FUELS — 2.1%
Antero Midstream Corp. (b)	509,373	3,866,141
Chesapeake Energy Corp. (a) (b)	2,010,993	1,660,276
CNX Resources Corp. (a)	320,000	2,832,000
EQT Corp.	438,431	4,778,898
Equitrans Midstream Corp. (b)	349,570	4,670,255
Murphy Oil Corp. (b)	140,877	3,775,504
PBF Energy, Inc. Class A	174,735	5,481,437
World Fuel Services Corp.	112,167	4,870,291
		31,934,802
PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp.	98,257	3,757,348
Louisiana-Pacific Corp.	56,364	1,672,320
		5,429,668
PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (a)	93,017	2,879,806
Nu Skin Enterprises, Inc. Class A	95,319	3,906,173
		6,785,979
PHARMACEUTICALS — 0.5%
Nektar Therapeutics (a) (b)	205,160	4,428,379
Prestige Consumer Healthcare, Inc. (a)	86,124	3,488,022
		7,916,401
PROFESSIONAL SERVICES — 1.0%
ASGN, Inc. (a)	35,320	2,506,660
Insperity, Inc.	28,355	2,439,664
ManpowerGroup, Inc.	102,288	9,932,165
		14,878,489
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	46,622	8,116,424
ROAD & RAIL — 0.8%
Avis Budget Group, Inc. (a)	97,479	3,142,723
See accompanying notes to financial statements.
24

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Landstar System, Inc.	21,699	$ 2,470,865
Ryder System, Inc.	91,436	4,965,889
Werner Enterprises, Inc.	40,988	1,491,554
		12,071,031
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Cree, Inc. (a)	187,075	8,633,511
First Solar, Inc. (a) (b)	132,020	7,387,839
Semtech Corp. (a)	55,705	2,946,795
Synaptics, Inc. (a)	22,431	1,475,287
		20,443,432
SOFTWARE — 1.5%
CDK Global, Inc.	81,154	4,437,501
Ceridian HCM Holding, Inc. (a) (b)	69,098	4,690,372
CommVault Systems, Inc. (a)	36,835	1,644,314
LogMeIn, Inc.	30,164	2,586,261
PTC, Inc. (a)	85,575	6,408,712
Teradata Corp. (a)	117,665	3,149,892
		22,917,052
SPECIALTY RETAIL — 2.5%
Aaron's, Inc.	49,570	2,830,943
American Eagle Outfitters, Inc.	272,370	4,003,839
AutoNation, Inc. (a)	101,015	4,912,360
Bed Bath & Beyond, Inc. (b)	217,031	3,754,636
Dick's Sporting Goods, Inc. (b)	109,082	5,398,468
Foot Locker, Inc.	183,597	7,158,447
Sally Beauty Holdings, Inc. (a) (b)	199,525	3,641,331
Urban Outfitters, Inc. (a) (b)	120,995	3,360,031
Williams-Sonoma, Inc. (b)	41,244	3,028,959
		38,089,014
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
NCR Corp. (a)	124,705	4,384,628
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	28,027	3,064,472
Columbia Sportswear Co.	18,970	1,900,604
		4,965,076
THRIFTS & MORTGAGE FINANCE — 0.4%
New York Community Bancorp, Inc.	400,748	4,816,991
Washington Federal, Inc.	49,718	1,822,165
		6,639,156
See accompanying notes to financial statements.
25

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 1.2%
GATX Corp. (b)	60,170	$ 4,985,085
MSC Industrial Direct Co., Inc. Class A	77,269	6,063,298
NOW, Inc. (a)	186,580	2,097,159
Watsco, Inc.	27,393	4,934,849
		18,080,391
WATER UTILITIES — 0.5%
Aqua America, Inc.	168,863	7,926,429
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	167,777	4,266,569
TOTAL COMMON STOCKS (Cost $1,493,732,861)		1,511,359,580
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	2,848,568	2,848,853
State Street Navigator Securities Lending Portfolio II (e) (f)	27,901,400	27,901,400
TOTAL SHORT-TERM INVESTMENTS (Cost $30,750,237)		30,750,253
TOTAL INVESTMENTS — 101.9% (Cost $1,524,483,098)		1,542,109,833
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(28,219,177)
NET ASSETS — 100.0%		$ 1,513,890,656
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
26

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,511,359,580	$—	$—	$1,511,359,580
Short-Term Investments	30,750,253	—	—	30,750,253
TOTAL INVESTMENTS	$1,542,109,833	$—	$—	$1,542,109,833
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 37,798,794	$ 34,950,920	$963	$16	2,848,568	$ 2,848,853	$ 13,489
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,353,976	1,353,976	2,635,540	3,989,516	—	—	—	—	2,818
State Street Navigator Securities Lending Portfolio II	—	—	93,855,657	65,954,257	—	—	27,901,400	27,901,400	65,095
State Street Navigator Securities Lending Portfolio III	17,746,088	17,746,088	72,779,786	90,525,874	—	—	—	—	144,606
Total		$19,100,064	$207,069,777	$195,420,567	$963	$16		$30,750,253	$226,008
See accompanying notes to financial statements.
27

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
AAR Corp.	57,125	$ 2,576,338
Aerojet Rocketdyne Holdings, Inc. (a)	126,061	5,755,945
AeroVironment, Inc. (a)	37,519	2,316,423
Cubic Corp.	54,355	3,455,347
Moog, Inc. Class A	56,449	4,816,793
National Presto Industries, Inc. (b)	8,950	791,091
Park Aerospace Corp.	34,342	558,744
Triumph Group, Inc.	86,907	2,196,140
		22,466,821
AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	44,764	1,234,144
Echo Global Logistics, Inc. (a)	46,972	972,320
Forward Air Corp.	48,641	3,402,438
Hub Group, Inc. Class A (a)	58,001	2,974,871
		8,583,773
AIRLINES — 0.9%
Allegiant Travel Co. (b)	22,949	3,994,044
Hawaiian Holdings, Inc.	81,407	2,384,411
SkyWest, Inc.	87,314	5,643,104
		12,021,559
AUTO COMPONENTS — 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	195,016	2,098,372
Cooper Tire & Rubber Co.	87,096	2,504,010
Cooper-Standard Holdings, Inc. (a)	29,680	984,189
Dorman Products, Inc. (a)	50,748	3,842,639
Fox Factory Holding Corp. (a)	67,068	4,665,921
Garrett Motion, Inc. (a)	131,401	1,312,696
Gentherm, Inc. (a)	56,816	2,522,062
LCI Industries	43,857	4,698,400
Motorcar Parts of America, Inc. (a)	33,243	732,343
Standard Motor Products, Inc.	35,516	1,890,162
		25,250,794
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	58,473	3,097,900
BANKS — 9.7%
Allegiance Bancshares, Inc. (a) (b)	33,298	1,252,005
Ameris Bancorp	113,919	4,846,114
See accompanying notes to financial statements.
28

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Banc of California, Inc.	78,843	$ 1,354,523
Banner Corp.	64,815	3,667,881
Berkshire Hills Bancorp, Inc.	75,042	2,467,381
Boston Private Financial Holdings, Inc.	146,802	1,766,028
Brookline Bancorp, Inc.	140,414	2,311,215
Cadence BanCorp	222,704	4,037,624
Central Pacific Financial Corp.	50,349	1,489,323
City Holding Co.	28,276	2,317,218
Columbia Banking System, Inc.	126,307	5,138,800
Community Bank System, Inc.	90,039	6,387,367
Customers Bancorp, Inc. (a)	51,057	1,215,667
CVB Financial Corp.	231,660	4,999,223
Dime Community Bancshares, Inc.	54,173	1,131,674
Eagle Bancorp, Inc.	58,666	2,852,928
First BanCorp	378,136	4,004,460
First Commonwealth Financial Corp.	170,714	2,477,060
First Financial Bancorp	173,969	4,425,771
First Midwest Bancorp, Inc.	191,317	4,411,770
Franklin Financial Network, Inc.	23,581	809,536
Glacier Bancorp, Inc.	148,973	6,851,268
Great Western Bancorp, Inc.	96,976	3,368,946
Hanmi Financial Corp.	53,636	1,072,452
Heritage Financial Corp.	63,447	1,795,550
Hope Bancorp, Inc.	220,290	3,273,509
Independent Bank Corp. (Massachusetts)	59,845	4,982,096
National Bank Holdings Corp. Class A	53,601	1,887,827
NBT Bancorp, Inc.	76,116	3,087,265
OFG Bancorp	89,063	2,102,777
Old National Bancorp	297,815	5,447,036
Opus Bank	37,904	980,577
Pacific Premier Bancorp, Inc.	103,868	3,386,616
Preferred Bank	23,516	1,413,076
S&T Bancorp, Inc.	66,953	2,697,536
Seacoast Banking Corp. of Florida (a)	89,391	2,732,683
ServisFirst Bancshares, Inc.	80,126	3,019,148
Simmons First National Corp. Class A	199,616	5,347,713
Southside Bancshares, Inc.	55,008	2,042,997
Tompkins Financial Corp.	21,206	1,940,349
Triumph Bancorp, Inc. (a)	40,599	1,543,574
United Community Banks, Inc.	137,435	4,243,993
Veritex Holdings, Inc.	82,437	2,401,390
See accompanying notes to financial statements.
29

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Westamerica Bancorporation	47,053	$ 3,188,782
		132,170,728
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	8,093	2,298,817
MGP Ingredients, Inc. (b)	23,650	1,145,842
National Beverage Corp. (a) (b)	20,026	1,021,727
		4,466,386
BIOTECHNOLOGY — 2.7%
Acorda Therapeutics, Inc. (a) (b)	82,279	167,849
AMAG Pharmaceuticals, Inc. (a) (b)	58,119	707,308
Anika Therapeutics, Inc. (a)	24,415	1,265,918
Cytokinetics, Inc. (a) (b)	102,629	1,088,894
Eagle Pharmaceuticals, Inc. (a) (b)	17,578	1,056,086
Emergent BioSolutions, Inc. (a)	76,385	4,120,971
Enanta Pharmaceuticals, Inc. (a)	28,140	1,738,489
Medicines Co. (a) (b)	128,020	10,874,019
Momenta Pharmaceuticals, Inc. (a)	197,834	3,903,265
Myriad Genetics, Inc. (a)	129,383	3,523,099
Progenics Pharmaceuticals, Inc. (a) (b)	153,406	780,837
REGENXBIO, Inc. (a) (b)	55,087	2,256,914
Spectrum Pharmaceuticals, Inc. (a)	198,963	724,225
Vanda Pharmaceuticals, Inc. (a) (b)	93,871	1,540,423
Xencor, Inc. (a) (b)	85,738	2,948,530
		36,696,827
BUILDING PRODUCTS — 2.1%
AAON, Inc.	70,699	3,493,238
American Woodmark Corp. (a)	27,091	2,831,280
Apogee Enterprises, Inc.	46,819	1,521,618
Gibraltar Industries, Inc. (a)	56,785	2,864,235
Griffon Corp.	75,206	1,528,938
Insteel Industries, Inc.	32,315	694,449
Patrick Industries, Inc.	38,727	2,030,457
PGT Innovations, Inc. (a)	100,421	1,497,277
Quanex Building Products Corp.	57,181	976,651
Simpson Manufacturing Co., Inc.	70,165	5,629,338
Universal Forest Products, Inc.	106,907	5,099,464
		28,166,945
CAPITAL MARKETS — 0.8%
Blucora, Inc. (a)	84,845	2,217,848
Donnelley Financial Solutions, Inc. (a)	56,328	589,754
See accompanying notes to financial statements.
30

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Greenhill & Co., Inc.	25,690	$ 438,785
INTL. FCStone, Inc. (a)	28,179	1,375,981
Piper Jaffray Cos.	24,843	1,985,949
Virtus Investment Partners, Inc.	11,261	1,370,689
Waddell & Reed Financial, Inc. Class A (b)	121,842	2,037,198
WisdomTree Investments, Inc.	203,096	982,985
		10,999,189
CHEMICALS — 2.9%
AdvanSix, Inc. (a)	47,315	944,407
American Vanguard Corp.	45,672	889,234
Balchem Corp.	56,044	5,695,752
Ferro Corp. (a)	144,687	2,145,708
FutureFuel Corp.	46,609	577,485
GCP Applied Technologies, Inc. (a)	93,332	2,119,570
Hawkins, Inc.	17,101	783,397
HB Fuller Co.	89,314	4,605,923
Innophos Holdings, Inc.	34,155	1,092,277
Innospec, Inc.	42,920	4,439,645
Koppers Holdings, Inc. (a)	36,485	1,394,457
Kraton Corp. (a)	54,978	1,392,043
Livent Corp. (a) (b)	253,278	2,165,527
LSB Industries, Inc. (a) (b)	38,112	160,070
Quaker Chemical Corp. (b)	22,556	3,710,913
Rayonier Advanced Materials, Inc.	93,148	357,688
Stepan Co.	34,674	3,552,005
Tredegar Corp.	42,572	951,484
Trinseo SA	68,398	2,545,090
		39,522,675
COMMERCIAL SERVICES & SUPPLIES — 2.3%
ABM Industries, Inc.	116,275	4,384,730
Brady Corp. Class A	86,617	4,959,689
Harsco Corp. (a)	135,264	3,112,425
Interface, Inc.	103,091	1,710,280
Matthews International Corp. Class A	54,301	2,072,669
Mobile Mini, Inc.	77,112	2,923,316
Pitney Bowes, Inc. (b)	301,221	1,213,921
RR Donnelley & Sons Co.	123,953	489,614
Team, Inc. (a)	54,676	873,176
UniFirst Corp.	26,538	5,360,145
US Ecology, Inc.	42,874	2,482,833
See accompanying notes to financial statements.
31

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Viad Corp.	35,261	$ 2,380,118
		31,962,916
COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	85,001	840,660
Applied Optoelectronics, Inc. (a) (b)	33,060	392,753
CalAmp Corp. (a)	58,886	564,128
Comtech Telecommunications Corp.	42,508	1,508,609
Digi International, Inc. (a)	48,196	854,033
Extreme Networks, Inc. (a)	215,701	1,589,716
Harmonic, Inc. (a)	156,099	1,217,572
NETGEAR, Inc. (a)	52,072	1,276,285
Plantronics, Inc. (b)	57,434	1,570,245
Viavi Solutions, Inc. (a)	400,248	6,003,720
		15,817,721
CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)	53,076	1,187,310
Arcosa, Inc.	84,710	3,773,831
Comfort Systems USA, Inc.	63,319	3,156,452
Granite Construction, Inc. (b)	81,072	2,243,262
MYR Group, Inc. (a)	28,658	933,964
		11,294,819
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	27,343	1,139,109
CONSUMER FINANCE — 0.5%
Encore Capital Group, Inc. (a) (b)	48,685	1,721,501
Enova International, Inc. (a)	59,945	1,442,277
EZCORP, Inc. Class A (a) (b)	89,724	611,917
PRA Group, Inc. (a) (b)	78,869	2,862,945
World Acceptance Corp. (a) (b)	9,857	851,645
		7,490,285
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	63,148	1,053,309
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	79,029	2,148,799
DIVERSIFIED CONSUMER SERVICES — 0.7%
American Public Education, Inc. (a)	26,506	725,999
Perdoceo Education Corp. (a)	124,070	2,281,647
Regis Corp. (a)	41,428	740,319
See accompanying notes to financial statements.
32

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Strategic Education, Inc.	38,257	$ 6,079,037
		9,827,002
DIVERSIFIED FINANCIAL SERVICES — 0.2%
FGL Holdings	226,915	2,416,645
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
ATN International, Inc.	18,780	1,040,224
Cincinnati Bell, Inc. (a) (b)	87,975	921,098
Cogent Communications Holdings, Inc.	72,582	4,776,622
Consolidated Communications Holdings, Inc. (b)	125,065	485,252
Iridium Communications, Inc. (a)	168,804	4,159,331
Vonage Holdings Corp. (a)	396,300	2,936,583
		14,319,110
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	70,856	4,810,414
ELECTRICAL EQUIPMENT — 0.5%
AZZ, Inc.	45,389	2,085,624
Encore Wire Corp.	36,397	2,089,188
Powell Industries, Inc.	15,007	735,193
Vicor Corp. (a)	31,668	1,479,529
		6,389,534
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.4%
Anixter International, Inc. (a)	52,425	4,828,342
Arlo Technologies, Inc. (a)	131,003	551,523
Badger Meter, Inc.	50,598	3,285,328
Bel Fuse, Inc. Class B	18,769	384,764
Benchmark Electronics, Inc.	65,317	2,244,292
CTS Corp.	57,552	1,727,136
Daktronics, Inc.	67,354	410,186
ePlus, Inc. (a)	23,452	1,976,769
Fabrinet (a)	64,343	4,172,000
FARO Technologies, Inc. (a)	30,514	1,536,380
Insight Enterprises, Inc. (a)	62,245	4,375,201
Itron, Inc. (a)	61,298	5,145,967
KEMET Corp.	100,936	2,730,319
Knowles Corp. (a)	149,614	3,164,336
Methode Electronics, Inc.	64,416	2,534,770
MTS Systems Corp.	30,819	1,480,237
OSI Systems, Inc. (a)	29,644	2,986,337
Plexus Corp. (a)	50,716	3,902,089
Rogers Corp. (a)	32,508	4,054,723
See accompanying notes to financial statements.
33

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Sanmina Corp. (a)	121,634	$ 4,164,748
ScanSource, Inc. (a)	43,752	1,616,636
TTM Technologies, Inc. (a)	170,400	2,564,520
		59,836,603
ENERGY EQUIPMENT & SERVICES — 2.0%
Archrock, Inc.	221,362	2,222,474
Diamond Offshore Drilling, Inc. (a) (b)	116,748	839,418
DMC Global, Inc. (b)	25,728	1,156,216
Dril-Quip, Inc. (a)	62,920	2,951,577
Era Group, Inc. (a)	34,315	348,984
Exterran Corp. (a)	48,352	378,596
Geospace Technologies Corp. (a)	24,724	414,621
Helix Energy Solutions Group, Inc. (a)	248,600	2,394,018
KLX Energy Services Holdings, Inc. (a)	37,908	244,128
Matrix Service Co. (a)	46,811	1,071,036
McDermott International, Inc. (a) (b)	327,870	221,837
Nabors Industries, Ltd.	585,560	1,686,413
Newpark Resources, Inc. (a)	154,432	968,289
Noble Corp. PLC (a) (b)	449,623	548,540
Oceaneering International, Inc. (a)	174,046	2,595,026
Oil States International, Inc. (a)	106,759	1,741,239
ProPetro Holding Corp. (a)	144,302	1,623,398
RPC, Inc. (b)	92,941	487,011
SEACOR Holdings, Inc. (a)	30,780	1,328,157
TETRA Technologies, Inc. (a)	233,144	456,962
US Silica Holdings, Inc. (b)	132,787	816,640
Valaris PLC (b)	348,604	2,286,842
		26,781,422
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	198,686	1,202,050
Marcus Corp.	40,426	1,284,334
		2,486,384
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.0%
Acadia Realty Trust REIT	149,736	3,882,654
Agree Realty Corp. REIT	73,903	5,185,773
American Assets Trust, Inc. REIT	83,600	3,837,240
Armada Hoffler Properties, Inc. REIT	93,521	1,716,110
CareTrust REIT, Inc.	166,151	3,427,695
CBL & Associates Properties, Inc. REIT (b)	302,193	317,303
Cedar Realty Trust, Inc. REIT	150,354	443,544
See accompanying notes to financial statements.
34

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Chatham Lodging Trust REIT	82,664	$ 1,516,058
Community Healthcare Trust, Inc. REIT	32,123	1,376,792
DiamondRock Hospitality Co. REIT	348,240	3,858,499
Easterly Government Properties, Inc. REIT	126,668	3,005,832
Essential Properties Realty Trust, Inc. REIT (b)	140,892	3,495,531
Four Corners Property Trust, Inc. REIT	119,808	3,377,388
Franklin Street Properties Corp. REIT	189,074	1,618,473
Getty Realty Corp. REIT	59,607	1,959,282
Global Net Lease, Inc. REIT	155,525	3,154,047
Hersha Hospitality Trust REIT	61,741	898,332
Independence Realty Trust, Inc. REIT	155,558	2,190,257
Industrial Logistics Properties Trust REIT	113,153	2,536,890
Innovative Industrial Properties, Inc. REIT (b)	19,993	1,516,869
iStar, Inc. REIT	103,677	1,504,353
Kite Realty Group Trust REIT	146,299	2,857,219
Lexington Realty Trust REIT	431,362	4,581,064
LTC Properties, Inc. REIT	68,745	3,077,714
National Storage Affiliates Trust REIT	103,156	3,468,105
Office Properties Income Trust REIT	83,729	2,691,050
Pennsylvania Real Estate Investment Trust (b)	108,127	576,317
Retail Opportunity Investments Corp. REIT	203,418	3,592,362
RPT Realty REIT	139,313	2,095,268
Safehold, Inc. REIT	21,699	874,470
Saul Centers, Inc. REIT	20,293	1,071,065
Summit Hotel Properties, Inc. REIT (b)	182,429	2,251,174
Uniti Group, Inc. REIT (b)	335,723	2,756,286
Universal Health Realty Income Trust REIT	22,290	2,615,954
Urstadt Biddle Properties, Inc. Class A REIT	51,610	1,281,992
Washington Prime Group, Inc. REIT (b)	328,807	1,196,857
Washington Real Estate Investment Trust	141,324	4,123,834
Whitestone REIT (b)	71,266	970,643
Xenia Hotels & Resorts, Inc. REIT	196,023	4,236,057
		95,136,353
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	57,423	1,451,654
Chefs' Warehouse, Inc. (a)	44,879	1,710,339
PriceSmart, Inc.	38,761	2,752,806
SpartanNash Co.	62,481	889,729
United Natural Foods, Inc. (a) (b)	94,036	823,755
		7,628,283
See accompanying notes to financial statements.
35

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	111,716	$ 2,003,068
Calavo Growers, Inc. (b)	28,432	2,575,655
Cal-Maine Foods, Inc.	52,533	2,245,786
Darling Ingredients, Inc. (a)	285,224	8,009,090
Fresh Del Monte Produce, Inc.	52,531	1,837,534
J&J Snack Foods Corp.	25,941	4,780,148
John B Sanfilippo & Son, Inc.	15,596	1,423,603
Seneca Foods Corp. Class A (a)	11,970	488,256
		23,363,140
GAS UTILITIES — 0.7%
Northwest Natural Holding Co.	52,982	3,906,363
South Jersey Industries, Inc.	160,888	5,306,086
		9,212,449
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
AngioDynamics, Inc. (a)	63,935	1,023,599
Cardiovascular Systems, Inc. (a)	61,155	2,971,521
CONMED Corp.	49,455	5,530,553
CryoLife, Inc. (a)	66,183	1,792,897
Cutera, Inc. (a)	24,755	886,477
Heska Corp. (a)	12,498	1,199,058
Inogen, Inc. (a)	31,657	2,163,123
Integer Holdings Corp. (a)	56,897	4,576,226
Invacare Corp.	59,635	537,908
Lantheus Holdings, Inc. (a)	68,877	1,412,667
LeMaitre Vascular, Inc. (b)	29,369	1,055,816
Meridian Bioscience, Inc.	77,024	752,524
Merit Medical Systems, Inc. (a)	95,972	2,996,246
Mesa Laboratories, Inc. (b)	6,842	1,706,395
Natus Medical, Inc. (a)	59,067	1,948,620
Neogen Corp. (a)	91,279	5,956,867
OraSure Technologies, Inc. (a)	106,152	852,401
Orthofix Medical, Inc. (a)	33,590	1,551,186
Surmodics, Inc. (a)	24,325	1,007,785
Tactile Systems Technology, Inc. (a)	33,483	2,260,437
Varex Imaging Corp. (a)	66,574	1,984,571
		44,166,877
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Addus HomeCare Corp. (a)	23,320	2,267,170
AMN Healthcare Services, Inc. (a)	81,283	5,064,744
See accompanying notes to financial statements.
36

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
BioTelemetry, Inc. (a) (b)	59,818	$ 2,769,573
Community Health Systems, Inc. (a)	204,367	592,664
CorVel Corp. (a)	15,502	1,354,255
Covetrus, Inc. (a) (b)	171,610	2,265,252
Cross Country Healthcare, Inc. (a)	62,421	725,332
Diplomat Pharmacy, Inc. (a)	104,693	418,772
Ensign Group, Inc.	86,552	3,926,864
Hanger, Inc. (a)	64,648	1,784,931
LHC Group, Inc. (a)	51,644	7,114,478
Magellan Health, Inc. (a)	37,792	2,957,224
Owens & Minor, Inc.	111,312	575,483
Providence Service Corp. (a)	19,352	1,145,251
RadNet, Inc. (a)	73,952	1,501,226
Select Medical Holdings Corp. (a)	188,151	4,391,444
The Pennant Group, Inc. (a)	43,496	1,438,413
Tivity Health, Inc. (a) (b)	76,726	1,560,991
US Physical Therapy, Inc.	22,164	2,534,453
		44,388,520
HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs & Systems, Inc.	22,838	602,923
HealthStream, Inc. (a)	44,142	1,200,663
HMS Holdings Corp. (a)	153,313	4,538,065
NextGen Healthcare, Inc. (a)	85,219	1,369,469
Omnicell, Inc. (a)	73,001	5,965,642
Tabula Rasa HealthCare, Inc. (a) (b)	34,612	1,684,912
		15,361,674
HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ's Restaurants, Inc.	34,074	1,293,449
Bloomin' Brands, Inc.	151,002	3,332,614
Chuy's Holdings, Inc. (a)	29,073	753,572
Dave & Buster's Entertainment, Inc. (b)	53,426	2,146,122
Dine Brands Global, Inc. (b)	29,303	2,447,387
El Pollo Loco Holdings, Inc. (a) (b)	33,877	512,898
Fiesta Restaurant Group, Inc. (a)	38,724	382,980
Monarch Casino & Resort, Inc. (a)	20,554	997,897
Red Robin Gourmet Burgers, Inc. (a)	22,296	736,214
Ruth's Hospitality Group, Inc.	47,062	1,024,304
Shake Shack, Inc. Class A (a) (b)	54,152	3,225,835
Wingstop, Inc.	51,277	4,421,616
		21,274,888
See accompanying notes to financial statements.
37

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 2.4%
Cavco Industries, Inc. (a)	15,101	$ 2,950,433
Century Communities, Inc. (a)	46,096	1,260,726
Ethan Allen Interiors, Inc.	42,593	811,823
Installed Building Products, Inc. (a)	36,983	2,547,019
iRobot Corp. (a) (b)	49,233	2,492,667
La-Z-Boy, Inc.	81,654	2,570,468
LGI Homes, Inc. (a) (b)	34,625	2,446,256
M/I Homes, Inc. (a)	48,580	1,911,623
MDC Holdings, Inc.	87,033	3,321,179
Meritage Homes Corp. (a)	62,616	3,826,464
TopBuild Corp. (a)	59,142	6,096,357
Tupperware Brands Corp.	88,042	755,400
Universal Electronics, Inc. (a)	24,414	1,275,876
William Lyon Homes Class A (a)	56,934	1,137,541
		33,403,832
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	17,359	539,344
Central Garden & Pet Co. Class A (a)	70,012	2,055,553
WD-40 Co. (b)	23,815	4,623,444
		7,218,341
INDUSTRIAL CONGLOMERATES — 0.2%
Raven Industries, Inc.	61,978	2,135,762
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	80,456	1,735,436
American Equity Investment Life Holding Co.	158,472	4,743,067
AMERISAFE, Inc.	33,950	2,241,719
eHealth, Inc. (a) (b)	35,378	3,399,118
Employers Holdings, Inc.	55,246	2,306,521
HCI Group, Inc.	11,500	524,975
Horace Mann Educators Corp.	71,605	3,126,274
James River Group Holdings, Ltd.	52,710	2,172,179
Kinsale Capital Group, Inc.	35,867	3,646,239
ProAssurance Corp.	94,465	3,413,965
Safety Insurance Group, Inc.	25,340	2,344,710
Stewart Information Services Corp.	41,885	1,708,489
Third Point Reinsurance, Ltd. (a)	137,120	1,442,502
United Fire Group, Inc.	36,838	1,610,926
United Insurance Holdings Corp.	37,457	472,333
See accompanying notes to financial statements.
38

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Universal Insurance Holdings, Inc.	53,136	$ 1,487,277
		36,375,730
INTERACTIVE MEDIA & SERVICES — 0.1%
Care.com, Inc. (a)	49,784	748,253
QuinStreet, Inc. (a) (b)	79,799	1,221,723
		1,969,976
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Liquidity Services, Inc. (a)	43,884	261,549
PetMed Express, Inc. (b)	36,357	855,116
Shutterstock, Inc. (a)	33,549	1,438,581
Stamps.com, Inc. (a)	28,129	2,349,334
		4,904,580
IT SERVICES — 2.2%
Cardtronics PLC Class A (a)	62,716	2,800,269
CSG Systems International, Inc.	57,208	2,962,230
EVERTEC, Inc.	103,841	3,534,748
ExlService Holdings, Inc. (a)	59,337	4,121,548
ManTech International Corp. Class A	46,789	3,737,505
NIC, Inc.	116,262	2,598,456
Perficient, Inc. (a)	56,592	2,607,194
Sykes Enterprises, Inc. (a)	66,883	2,474,002
TTEC Holdings, Inc.	28,228	1,118,393
Unisys Corp. (a)	89,223	1,058,185
Virtusa Corp. (a)	52,124	2,362,781
		29,375,311
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	162,398	3,442,837
Sturm Ruger & Co., Inc.	29,256	1,375,910
Vista Outdoor, Inc. (a)	101,869	761,980
		5,580,727
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Cambrex Corp. (a) (c)	308	18,480
Luminex Corp.	73,783	1,708,814
Medpace Holdings, Inc. (a)	47,613	4,002,349
NeoGenomics, Inc. (a)	182,546	5,339,471
		11,069,114
MACHINERY — 5.6%
Actuant Corp. Class A	94,124	2,450,048
Alamo Group, Inc.	16,534	2,075,844
See accompanying notes to financial statements.
39

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Albany International Corp. Class A	53,441	$ 4,057,241
Astec Industries, Inc.	38,987	1,637,454
Barnes Group, Inc.	82,943	5,139,148
Briggs & Stratton Corp. (b)	73,534	489,736
Chart Industries, Inc. (a)	62,301	4,204,694
CIRCOR International, Inc. (a)	35,067	1,621,498
EnPro Industries, Inc.	35,837	2,396,779
ESCO Technologies, Inc.	45,167	4,177,947
Federal Signal Corp.	105,455	3,400,924
Franklin Electric Co., Inc.	66,937	3,836,829
Greenbrier Cos., Inc.	57,514	1,865,179
Hillenbrand, Inc.	128,968	4,295,924
John Bean Technologies Corp.	55,118	6,209,594
Lindsay Corp. (b)	19,019	1,825,634
Lydall, Inc. (a)	31,630	649,048
Mueller Industries, Inc.	98,941	3,141,377
Proto Labs, Inc. (a)	46,556	4,727,762
SPX Corp. (a)	76,769	3,906,007
SPX FLOW, Inc. (a)	74,758	3,653,423
Standex International Corp.	21,975	1,743,716
Tennant Co.	31,747	2,473,726
Titan International, Inc.	85,160	308,279
Wabash National Corp.	95,930	1,409,212
Watts Water Technologies, Inc. Class A	48,083	4,796,760
		76,493,783
MARINE — 0.2%
Matson, Inc.	74,493	3,039,314
MEDIA — 0.4%
EW Scripps Co. Class A (b)	95,944	1,507,280
Gannett Co., Inc. (b)	218,058	1,391,210
Scholastic Corp.	53,273	2,048,347
TechTarget, Inc. (a)	40,310	1,052,091
		5,998,928
METALS & MINING — 1.2%
AK Steel Holding Corp. (a) (b)	548,243	1,803,719
Century Aluminum Co. (a) (b)	87,077	654,384
Cleveland-Cliffs, Inc. (b)	469,764	3,946,018
Haynes International, Inc.	22,593	808,377
Kaiser Aluminum Corp.	27,730	3,074,980
Materion Corp.	35,359	2,102,092
Olympic Steel, Inc.	17,261	309,317
See accompanying notes to financial statements.
40

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SunCoke Energy, Inc.	149,181	$ 929,398
TimkenSteel Corp. (a) (b)	69,783	548,494
Warrior Met Coal, Inc.	88,498	1,869,963
		16,046,742
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.9%
Apollo Commercial Real Estate Finance, Inc. REIT	249,993	4,572,372
ARMOUR Residential REIT, Inc. (b)	101,164	1,807,801
Capstead Mortgage Corp. REIT	164,766	1,304,947
Granite Point Mortgage Trust, Inc. REIT	95,048	1,746,982
Invesco Mortgage Capital, Inc. REIT	248,494	4,137,425
KKR Real Estate Finance Trust, Inc. REIT (b)	43,099	880,082
New York Mortgage Trust, Inc. REIT	511,279	3,185,268
PennyMac Mortgage Investment Trust REIT	174,574	3,891,254
Ready Capital Corp. REIT	60,703	936,040
Redwood Trust, Inc. REIT	197,374	3,264,566
		25,726,737
MULTI-UTILITIES — 0.4%
Avista Corp.	116,645	5,609,458
MULTILINE RETAIL — 0.2%
Big Lots, Inc.	68,701	1,973,093
JC Penney Co., Inc. (a) (b)	524,328	587,247
		2,560,340
OIL, GAS & CONSUMABLE FUELS — 2.3%
Bonanza Creek Energy, Inc. (a)	32,876	767,326
Callon Petroleum Co. (a) (b)	678,301	3,276,193
CONSOL Energy, Inc. (a)	44,915	651,717
Denbury Resources, Inc. (a) (b)	847,885	1,195,518
Green Plains, Inc. (b)	59,173	913,039
Gulfport Energy Corp. (a)	258,151	784,779
HighPoint Resources Corp. (a)	196,786	332,568
Jagged Peak Energy, Inc. (a) (b)	100,967	857,210
Laredo Petroleum, Inc. (a)	309,740	888,954
Oasis Petroleum, Inc. (a)	500,312	1,631,017
Par Pacific Holdings, Inc. (a)	63,935	1,485,849
PDC Energy, Inc. (a)	102,254	2,675,987
Penn Virginia Corp. (a)	24,298	737,444
QEP Resources, Inc.	419,153	1,886,189
Range Resources Corp. (b)	367,689	1,783,292
Renewable Energy Group, Inc. (a) (b)	67,478	1,818,532
REX American Resources Corp. (a)	9,317	763,621
See accompanying notes to financial statements.
41

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ring Energy, Inc. (a) (b)	108,649	$ 286,833
SM Energy Co.	187,132	2,103,364
Southwestern Energy Co. (a) (b)	939,259	2,273,007
SRC Energy, Inc. (a)	429,629	1,770,072
Talos Energy, Inc. (a)	35,828	1,080,214
Whiting Petroleum Corp. (a) (b)	157,436	1,155,580
		31,118,305
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	67,297	2,458,359
Clearwater Paper Corp. (a)	29,119	621,982
Mercer International, Inc.	68,725	845,318
Neenah, Inc.	29,153	2,053,246
PH Glatfelter Co.	77,114	1,411,186
Schweitzer-Mauduit International, Inc.	53,626	2,251,756
		9,641,847
PERSONAL PRODUCTS — 0.8%
Avon Products, Inc.	775,495	4,373,792
Inter Parfums, Inc.	30,616	2,226,089
Medifast, Inc. (b)	20,217	2,215,379
USANA Health Sciences, Inc. (a)	21,881	1,718,753
		10,534,013
PHARMACEUTICALS — 1.1%
Akorn, Inc. (a)	170,709	256,064
Amphastar Pharmaceuticals, Inc. (a)	59,101	1,140,058
ANI Pharmaceuticals, Inc. (a)	16,259	1,002,693
Corcept Therapeutics, Inc. (a) (b)	178,470	2,159,487
Endo International PLC (a)	355,160	1,665,700
Innoviva, Inc. (a)	117,822	1,668,360
Lannett Co., Inc. (a) (b)	60,551	534,060
Pacira BioSciences, Inc. (a)	72,524	3,285,337
Phibro Animal Health Corp. Class A	35,894	891,248
Supernus Pharmaceuticals, Inc. (a)	90,952	2,157,381
		14,760,388
PROFESSIONAL SERVICES — 1.2%
Exponent, Inc.	90,047	6,214,143
Forrester Research, Inc.	18,678	778,873
Heidrick & Struggles International, Inc.	33,009	1,072,793
Kelly Services, Inc. Class A	58,259	1,315,488
Korn Ferry	96,837	4,105,889
Resources Connection, Inc.	53,996	881,755
See accompanying notes to financial statements.
42

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
TrueBlue, Inc. (a)	67,875	$ 1,633,072
		16,002,013
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	40,615	1,512,909
RE/MAX Holdings, Inc. Class A	30,742	1,183,259
Realogy Holdings Corp. (b)	195,159	1,889,139
St. Joe Co. (a) (b)	56,213	1,114,704
		5,700,011
ROAD & RAIL — 0.6%
ArcBest Corp.	44,953	1,240,703
Heartland Express, Inc.	82,753	1,741,951
Marten Transport, Ltd.	65,856	1,415,245
Saia, Inc. (a)	45,096	4,199,339
		8,597,238
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.5%
Advanced Energy Industries, Inc. (a)	66,632	4,744,199
Axcelis Technologies, Inc. (a)	56,886	1,370,668
Brooks Automation, Inc.	126,179	5,294,471
CEVA, Inc. (a)	37,801	1,019,115
Cohu, Inc.	73,098	1,670,289
Diodes, Inc. (a)	71,905	4,053,285
DSP Group, Inc. (a)	38,986	613,640
FormFactor, Inc. (a)	131,602	3,417,704
Ichor Holdings, Ltd. (a)	38,890	1,293,870
Kulicke & Soffa Industries, Inc.	110,222	2,998,038
MaxLinear, Inc. (a) (b)	114,133	2,421,902
Onto Innovation, Inc. (a)	85,257	3,115,291
PDF Solutions, Inc. (a)	48,369	816,953
Photronics, Inc. (a)	118,432	1,866,488
Power Integrations, Inc.	51,189	5,063,104
Rambus, Inc. (a)	193,786	2,669,402
SMART Global Holdings, Inc. (a)	23,248	882,029
Ultra Clean Holdings, Inc. (a) (b)	69,777	1,637,666
Veeco Instruments, Inc. (a)	85,721	1,258,813
Xperi Corp.	87,322	1,615,457
		47,822,384
SOFTWARE — 2.3%
8x8, Inc. (a)	174,242	3,188,629
Agilysys, Inc. (a)	34,956	888,232
Alarm.com Holdings, Inc. (a)	63,235	2,717,208
See accompanying notes to financial statements.
43

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bottomline Technologies DE, Inc. (a)	66,244	$ 3,550,678
Ebix, Inc. (b)	38,412	1,283,345
LivePerson, Inc. (a) (b)	106,369	3,935,653
MicroStrategy, Inc. Class A (a)	14,276	2,036,186
OneSpan, Inc. (a)	58,068	994,124
Progress Software Corp.	78,735	3,271,439
Qualys, Inc. (a)	58,389	4,867,891
SPS Commerce, Inc. (a)	60,004	3,325,422
TiVo Corp.	222,586	1,887,529
		31,946,336
SPECIALTY RETAIL — 3.7%
Abercrombie & Fitch Co. Class A	108,778	1,880,772
Asbury Automotive Group, Inc. (a)	33,688	3,765,982
Barnes & Noble Education, Inc. (a)	68,234	291,359
Boot Barn Holdings, Inc. (a)	50,357	2,242,397
Buckle, Inc. (b)	49,725	1,344,564
Caleres, Inc.	71,313	1,693,684
Cato Corp. Class A	39,462	686,639
Chico's FAS, Inc.	206,562	787,001
Children's Place, Inc. (b)	26,956	1,685,289
Conn's, Inc. (a) (b)	33,836	419,228
Designer Brands, Inc. Class A (b)	97,597	1,536,177
Express, Inc. (a)	116,847	569,045
GameStop Corp. Class A (b)	115,249	700,714
Genesco, Inc. (a)	25,317	1,213,191
Group 1 Automotive, Inc.	30,412	3,041,200
Guess?, Inc. (b)	75,084	1,680,380
Haverty Furniture Cos., Inc.	32,825	661,752
Hibbett Sports, Inc. (a)	31,646	887,354
Lithia Motors, Inc. Class A	39,462	5,800,914
Lumber Liquidators Holdings, Inc. (a) (b)	50,312	491,548
MarineMax, Inc. (a)	39,121	652,929
Michaels Cos., Inc. (a) (b)	131,170	1,061,165
Monro, Inc. (b)	58,276	4,557,183
Office Depot, Inc.	948,720	2,599,493
Rent-A-Center, Inc.	85,980	2,479,663
Shoe Carnival, Inc. (b)	15,235	567,961
Signet Jewelers, Ltd. (b)	92,091	2,002,058
Sleep Number Corp. (a)	49,603	2,442,452
Sonic Automotive, Inc. Class A (b)	41,525	1,287,275
Tailored Brands, Inc. (b)	87,937	364,059
See accompanying notes to financial statements.
44

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Zumiez, Inc. (a)	35,556	$ 1,228,104
		50,621,532
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	205,202	1,795,518
Diebold Nixdorf, Inc. (a) (b)	132,740	1,401,734
		3,197,252
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Crocs, Inc. (a)	120,078	5,030,068
Fossil Group, Inc. (a) (b)	83,216	655,742
G-III Apparel Group, Ltd. (a)	74,846	2,507,341
Kontoor Brands, Inc. (a) (b)	81,124	3,406,397
Movado Group, Inc.	29,608	643,678
Oxford Industries, Inc.	29,586	2,231,376
Steven Madden, Ltd.	134,802	5,797,834
Unifi, Inc. (a)	26,396	666,763
Vera Bradley, Inc. (a)	42,183	497,759
Wolverine World Wide, Inc.	141,593	4,777,348
		26,214,306
THRIFTS & MORTGAGE FINANCE — 1.8%
Axos Financial, Inc. (a)	92,655	2,805,593
Flagstar Bancorp, Inc.	60,016	2,295,612
HomeStreet, Inc. (a)	42,985	1,461,490
Meta Financial Group, Inc.	59,955	2,188,957
NMI Holdings, Inc. Class A (a)	118,242	3,923,270
Northfield Bancorp, Inc.	74,787	1,268,387
Northwest Bancshares, Inc.	174,220	2,897,279
Provident Financial Services, Inc.	104,276	2,570,403
TrustCo Bank Corp. NY	170,842	1,481,200
Walker & Dunlop, Inc.	49,823	3,222,552
		24,114,743
TOBACCO — 0.4%
Universal Corp.	42,532	2,426,876
Vector Group, Ltd. (b)	200,754	2,688,096
		5,114,972
TRADING COMPANIES & DISTRIBUTORS — 0.9%
Applied Industrial Technologies, Inc.	67,255	4,485,236
DXP Enterprises, Inc. (a)	27,655	1,100,945
Foundation Building Materials, Inc. (a)	30,600	592,110
GMS, Inc. (a)	73,648	1,994,388
See accompanying notes to financial statements.
45

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kaman Corp.	48,393	$ 3,190,067
Veritiv Corp. (a)	22,090	434,510
		11,797,256
WATER UTILITIES — 0.7%
American States Water Co.	64,515	5,589,580
California Water Service Group	83,774	4,319,387
		9,908,967
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	81,498	3,391,132
Spok Holdings, Inc.	32,933	402,770
		3,793,902
TOTAL COMMON STOCKS (Cost $1,239,528,291)		1,360,143,993
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a)	40,233	21,042
TOTAL RIGHTS (Cost $17,421)		21,042
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	732,564	732,638
State Street Navigator Securities Lending Portfolio II (g) (h)	57,548,041	57,548,041
TOTAL SHORT-TERM INVESTMENTS (Cost $58,280,672)		58,280,679
TOTAL INVESTMENTS — 104.1% (Cost $1,297,826,384)		1,418,445,714
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(56,032,373)
NET ASSETS — 100.0%		$ 1,362,413,341
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2019, total aggregate fair value of securities is $18,480, representing less than 0.05% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
See accompanying notes to financial statements.
46

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,360,125,513	$18,480	$—	$1,360,143,993
Rights	—	21,042	—	21,042
Short-Term Investments	58,280,679	—	—	58,280,679
TOTAL INVESTMENTS	$1,418,406,192	$39,522	$—	$1,418,445,714
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 29,891,075	$ 29,158,158	$(286)	$ 7	732,564	$ 732,638	$ 9,006
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,162,572	1,162,572	7,288,756	8,451,328	—	—	—	—	2,656
State Street Navigator Securities Lending Portfolio II	—	—	98,961,343	41,413,302	—	—	57,548,041	57,548,041	132,152
State Street Navigator Securities Lending Portfolio III	20,936,838	20,936,838	100,062,112	120,998,950	—	—	—	—	134,782
Total		$22,099,410	$236,203,286	$200,021,738	$(286)	$ 7		$58,280,679	$278,596
See accompanying notes to financial statements.
47

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.9%
Aerojet Rocketdyne Holdings, Inc. (a)	353,551	$ 16,143,138
AeroVironment, Inc. (a)	62,241	3,842,759
Cubic Corp.	77,861	4,949,624
Moog, Inc. Class A	77,160	6,584,063
Triumph Group, Inc.	240,984	6,089,666
		37,609,250
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	137,564	9,622,602
AIRLINES — 0.6%
Allegiant Travel Co.	64,452	11,217,226
AUTO COMPONENTS — 1.8%
Dorman Products, Inc. (a)	76,938	5,825,745
Fox Factory Holding Corp. (a)	188,105	13,086,465
Gentherm, Inc. (a)	76,795	3,408,930
LCI Industries	122,200	13,091,286
		35,412,426
AUTOMOBILES — 0.4%
Winnebago Industries, Inc. (b)	164,490	8,714,680
BANKS — 5.6%
Ameris Bancorp	143,850	6,119,379
Brookline Bancorp, Inc.	171,433	2,821,787
Central Pacific Financial Corp.	73,484	2,173,657
City Holding Co.	47,738	3,912,129
Community Bank System, Inc.	143,885	10,207,202
CVB Financial Corp.	312,015	6,733,284
First BanCorp	498,853	5,282,853
First Commonwealth Financial Corp.	268,900	3,901,739
Glacier Bancorp, Inc.	247,057	11,362,151
Independent Bank Corp. (Massachusetts)	109,126	9,084,740
National Bank Holdings Corp. Class A	109,637	3,861,415
NBT Bancorp, Inc.	109,080	4,424,285
Preferred Bank	66,473	3,994,363
Seacoast Banking Corp. of Florida (a)	143,321	4,381,323
ServisFirst Bancshares, Inc.	225,116	8,482,371
Tompkins Financial Corp.	33,475	3,062,963
Triumph Bancorp, Inc. (a)	79,716	3,030,802
United Community Banks, Inc.	270,016	8,338,094
Veritex Holdings, Inc.	115,326	3,359,446
See accompanying notes to financial statements.
48

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Westamerica Bancorporation	71,382	$ 4,837,558
		109,371,541
BEVERAGES — 0.5%
Coca-Cola Consolidated, Inc.	22,670	6,439,413
MGP Ingredients, Inc. (b)	28,564	1,383,926
National Beverage Corp. (a) (b)	27,338	1,394,785
		9,218,124
BIOTECHNOLOGY — 3.7%
Anika Therapeutics, Inc. (a)	69,640	3,610,834
Cytokinetics, Inc. (a) (b)	158,669	1,683,478
Eagle Pharmaceuticals, Inc. (a) (b)	49,446	2,970,716
Emergent BioSolutions, Inc. (a)	130,689	7,050,671
Enanta Pharmaceuticals, Inc. (a)	77,986	4,817,975
Medicines Co. (a) (b)	357,126	30,334,282
Momenta Pharmaceuticals, Inc. (a)	337,527	6,659,408
Progenics Pharmaceuticals, Inc. (a) (b)	202,568	1,031,071
REGENXBIO, Inc. (a) (b)	153,074	6,271,442
Spectrum Pharmaceuticals, Inc. (a) (b)	231,702	843,395
Vanda Pharmaceuticals, Inc. (a)	148,441	2,435,917
Xencor, Inc. (a) (b)	137,330	4,722,779
		72,431,968
BUILDING PRODUCTS — 3.3%
AAON, Inc. (b)	198,432	9,804,525
American Woodmark Corp. (a)	76,040	7,946,941
Apogee Enterprises, Inc.	64,860	2,107,950
Gibraltar Industries, Inc. (a)	111,866	5,642,521
Griffon Corp.	208,000	4,228,640
Patrick Industries, Inc.	109,080	5,719,064
Simpson Manufacturing Co., Inc.	196,996	15,804,989
Universal Forest Products, Inc.	299,800	14,300,460
		65,555,090
CAPITAL MARKETS — 0.5%
Blucora, Inc. (a)	133,829	3,498,290
Greenhill & Co., Inc. (b)	32,738	559,165
Piper Jaffray Cos.	32,940	2,633,224
Virtus Investment Partners, Inc.	30,811	3,750,315
		10,440,994
CHEMICALS — 2.4%
American Vanguard Corp.	68,720	1,337,978
See accompanying notes to financial statements.
49

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Balchem Corp.	157,107	$ 15,966,785
HB Fuller Co.	141,920	7,318,814
Innospec, Inc.	118,747	12,283,190
Koppers Holdings, Inc. (a)	101,050	3,862,131
Stepan Co.	53,780	5,509,223
Tredegar Corp.	69,940	1,563,159
		47,841,280
COMMERCIAL SERVICES & SUPPLIES — 2.3%
Brady Corp. Class A	165,296	9,464,849
Harsco Corp. (a)	184,220	4,238,902
Interface, Inc.	185,430	3,076,284
Mobile Mini, Inc.	112,051	4,247,853
RR Donnelley & Sons Co.	346,260	1,367,727
UniFirst Corp.	74,261	14,999,237
US Ecology, Inc.	59,613	3,452,189
Viad Corp.	59,570	4,020,975
		44,868,016
COMMUNICATIONS EQUIPMENT — 1.6%
Comtech Telecommunications Corp.	119,150	4,228,634
Digi International, Inc. (a)	138,260	2,449,967
Extreme Networks, Inc. (a)	593,698	4,375,554
Harmonic, Inc. (a)	429,080	3,346,824
Viavi Solutions, Inc. (a)	1,106,703	16,600,545
		31,001,524
CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	123,572	6,160,064
MYR Group, Inc. (a)	38,226	1,245,786
		7,405,850
CONSUMER FINANCE — 0.4%
Enova International, Inc. (a)	164,900	3,967,494
PRA Group, Inc. (a)	104,206	3,782,678
		7,750,172
DIVERSIFIED CONSUMER SERVICES — 0.6%
Perdoceo Education Corp. (a)	151,229	2,781,101
Strategic Education, Inc.	56,832	9,030,605
		11,811,706
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
Cogent Communications Holdings, Inc.	203,527	13,394,112
Iridium Communications, Inc. (a) (b)	227,444	5,604,220
See accompanying notes to financial statements.
50

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Vonage Holdings Corp. (a)	501,168	$ 3,713,655
		22,711,987
ELECTRIC UTILITIES — 0.4%
El Paso Electric Co.	115,395	7,834,167
ELECTRICAL EQUIPMENT — 0.4%
Encore Wire Corp.	60,390	3,466,386
Vicor Corp. (a) (b)	89,503	4,181,580
		7,647,966
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Arlo Technologies, Inc. (a)	216,818	912,804
Badger Meter, Inc.	89,543	5,814,027
Benchmark Electronics, Inc.	93,730	3,220,563
CTS Corp.	85,969	2,579,930
ePlus, Inc. (a)	30,377	2,560,477
Fabrinet (a)	180,655	11,713,670
FARO Technologies, Inc. (a)	43,336	2,181,968
Insight Enterprises, Inc. (a)	89,160	6,267,056
Itron, Inc. (a)	172,010	14,440,240
KEMET Corp.	283,679	7,673,517
Knowles Corp. (a)	298,117	6,305,175
Methode Electronics, Inc.	124,940	4,916,389
OSI Systems, Inc. (a)	83,357	8,397,384
Plexus Corp. (a)	142,530	10,966,258
Rogers Corp. (a)	90,728	11,316,503
		99,265,961
ENERGY EQUIPMENT & SERVICES — 0.7%
DMC Global, Inc. (b)	71,565	3,216,131
Geospace Technologies Corp. (a)	66,590	1,116,714
Helix Energy Solutions Group, Inc. (a)	690,390	6,648,456
McDermott International, Inc. (a) (b)	399,536	270,326
Newpark Resources, Inc. (a)	223,456	1,401,069
SEACOR Holdings, Inc. (a)	46,260	1,996,119
		14,648,815
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a) (b)	536,472	3,245,656
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.6%
Acadia Realty Trust REIT	233,490	6,054,396
Agree Realty Corp. REIT (b)	207,119	14,533,540
American Assets Trust, Inc. REIT	140,503	6,449,088
See accompanying notes to financial statements.
51

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Armada Hoffler Properties, Inc. REIT	119,104	$ 2,185,558
CareTrust REIT, Inc.	228,644	4,716,926
Community Healthcare Trust, Inc. REIT	92,612	3,969,350
Easterly Government Properties, Inc. REIT	202,815	4,812,800
Essential Properties Realty Trust, Inc. REIT (b)	395,690	9,817,069
Four Corners Property Trust, Inc. REIT	198,584	5,598,083
Getty Realty Corp. REIT	88,530	2,909,981
Independence Realty Trust, Inc. REIT	253,040	3,562,803
Innovative Industrial Properties, Inc. REIT (b)	57,940	4,395,908
Lexington Realty Trust REIT	593,100	6,298,722
LTC Properties, Inc. REIT	102,880	4,605,938
National Storage Affiliates Trust REIT	165,096	5,550,528
Retail Opportunity Investments Corp. REIT	311,596	5,502,785
Safehold, Inc. REIT	60,698	2,446,129
Saul Centers, Inc. REIT	32,824	1,732,451
Universal Health Realty Income Trust REIT	61,842	7,257,777
Urstadt Biddle Properties, Inc. Class A REIT	91,922	2,283,342
Washington Real Estate Investment Trust	188,912	5,512,452
		110,195,626
FOOD & STAPLES RETAILING — 0.2%
PriceSmart, Inc.	47,880	3,400,438
FOOD PRODUCTS — 1.1%
Calavo Growers, Inc. (b)	44,704	4,049,735
J&J Snack Foods Corp.	72,954	13,443,234
John B Sanfilippo & Son, Inc.	42,892	3,915,182
		21,408,151
GAS UTILITIES — 0.8%
Northwest Natural Holding Co.	74,335	5,480,719
South Jersey Industries, Inc.	297,770	9,820,455
		15,301,174
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Cardiovascular Systems, Inc. (a)	171,911	8,353,155
CONMED Corp.	137,721	15,401,339
CryoLife, Inc. (a)	100,707	2,728,153
Cutera, Inc. (a)	69,509	2,489,117
Heska Corp. (a)	17,500	1,678,950
Inogen, Inc. (a)	55,316	3,779,742
Lantheus Holdings, Inc. (a)	105,421	2,162,185
LeMaitre Vascular, Inc. (b)	80,050	2,877,797
Mesa Laboratories, Inc. (b)	11,967	2,984,570
See accompanying notes to financial statements.
52

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Natus Medical, Inc. (a)	88,218	$ 2,910,312
Neogen Corp. (a)	163,838	10,692,068
Orthofix Medical, Inc. (a)	40,959	1,891,487
Surmodics, Inc. (a)	36,352	1,506,063
Tactile Systems Technology, Inc. (a)	50,149	3,385,559
Varex Imaging Corp. (a)	112,391	3,350,376
		66,190,873
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Addus HomeCare Corp. (a)	66,135	6,429,645
AMN Healthcare Services, Inc. (a)	123,151	7,673,539
BioTelemetry, Inc. (a) (b)	165,955	7,683,717
Community Health Systems, Inc. (a)	575,456	1,668,822
CorVel Corp. (a)	43,718	3,819,204
Ensign Group, Inc.	149,372	6,777,008
Hanger, Inc. (a) (b)	182,323	5,033,938
LHC Group, Inc. (a)	143,248	19,733,845
RadNet, Inc. (a) (b)	203,778	4,136,693
Select Medical Holdings Corp. (a)	272,860	6,368,552
The Pennant Group, Inc. (a)	127,817	4,226,908
US Physical Therapy, Inc.	62,377	7,132,810
		80,684,681
HEALTH CARE TECHNOLOGY — 1.2%
HealthStream, Inc. (a)	82,486	2,243,619
HMS Holdings Corp. (a)	236,602	7,003,419
NextGen Healthcare, Inc. (a)	127,689	2,051,962
Omnicell, Inc. (a)	129,019	10,543,433
Tabula Rasa HealthCare, Inc. (a) (b)	37,415	1,821,362
		23,663,795
HOTELS, RESTAURANTS & LEISURE — 2.3%
Bloomin' Brands, Inc.	288,420	6,365,429
Chuy's Holdings, Inc. (a)	81,166	2,103,823
Dave & Buster's Entertainment, Inc.	85,829	3,447,751
Dine Brands Global, Inc. (b)	82,013	6,849,726
El Pollo Loco Holdings, Inc. (a) (b)	50,585	765,857
Monarch Casino & Resort, Inc. (a)	35,556	1,726,244
Ruth's Hospitality Group, Inc.	86,157	1,875,207
Shake Shack, Inc. Class A (a) (b)	151,680	9,035,578
Wingstop, Inc.	143,806	12,400,391
		44,570,006
See accompanying notes to financial statements.
53

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 3.5%
Cavco Industries, Inc. (a)	41,912	$ 8,188,767
Century Communities, Inc. (a)	63,230	1,729,341
Installed Building Products, Inc. (a)	104,100	7,169,367
iRobot Corp. (a) (b)	60,745	3,075,519
La-Z-Boy, Inc.	108,680	3,421,246
LGI Homes, Inc. (a)	97,496	6,888,092
M/I Homes, Inc. (a)	72,790	2,864,286
MDC Holdings, Inc.	244,600	9,333,936
Meritage Homes Corp. (a)	100,240	6,125,666
TopBuild Corp. (a)	165,810	17,091,695
Universal Electronics, Inc. (a)	68,010	3,554,203
		69,442,118
HOUSEHOLD PRODUCTS — 0.7%
WD-40 Co. (b)	66,935	12,994,761
INDUSTRIAL CONGLOMERATES — 0.3%
Raven Industries, Inc.	174,597	6,016,613
INSURANCE — 1.5%
AMERISAFE, Inc.	45,286	2,990,234
eHealth, Inc. (a) (b)	99,213	9,532,385
James River Group Holdings, Ltd.	96,480	3,975,941
Kinsale Capital Group, Inc.	100,610	10,228,013
Safety Insurance Group, Inc.	34,260	3,170,078
		29,896,651
INTERACTIVE MEDIA & SERVICES — 0.2%
Care.com, Inc. (a)	68,790	1,033,914
QuinStreet, Inc. (a) (b)	225,137	3,446,847
		4,480,761
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Liquidity Services, Inc. (a)	65,774	392,013
PetMed Express, Inc.	51,240	1,205,165
Shutterstock, Inc. (a)	93,550	4,011,424
Stamps.com, Inc. (a)	44,395	3,707,870
		9,316,472
IT SERVICES — 3.8%
Cardtronics PLC Class A (a)	114,260	5,101,709
CSG Systems International, Inc.	160,938	8,333,370
EVERTEC, Inc.	291,554	9,924,498
ExlService Holdings, Inc. (a)	166,530	11,567,174
See accompanying notes to financial statements.
54

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
ManTech International Corp. Class A	131,450	$ 10,500,226
NIC, Inc.	327,064	7,309,880
Perficient, Inc. (a)	157,147	7,239,762
Sykes Enterprises, Inc. (a)	99,730	3,689,013
TTEC Holdings, Inc.	86,310	3,419,602
Virtusa Corp. (a)	145,693	6,604,264
		73,689,498
LEISURE EQUIPMENT & PRODUCTS — 0.5%
Callaway Golf Co.	459,555	9,742,566
LIFE SCIENCES TOOLS & SERVICES — 1.3%
Cambrex Corp. (a)	1,194	71,640
Medpace Holdings, Inc. (a)	132,654	11,150,895
NeoGenomics, Inc. (a)	502,563	14,699,968
		25,922,503
MACHINERY — 7.6%
Actuant Corp. Class A	121,075	3,151,582
Alamo Group, Inc.	47,370	5,947,304
Albany International Corp. Class A	149,882	11,379,042
Barnes Group, Inc.	144,335	8,942,997
Chart Industries, Inc. (a)	105,880	7,145,841
CIRCOR International, Inc. (a)	97,190	4,494,066
ESCO Technologies, Inc.	126,848	11,733,440
Federal Signal Corp.	292,617	9,436,898
Franklin Electric Co., Inc.	187,956	10,773,638
John Bean Technologies Corp.	154,649	17,422,756
Lindsay Corp. (b)	23,794	2,283,986
Mueller Industries, Inc.	183,600	5,829,300
Proto Labs, Inc. (a)	83,587	8,488,260
SPX Corp. (a)	213,724	10,874,277
SPX FLOW, Inc. (a)	207,900	10,160,073
Tennant Co.	89,157	6,947,113
Watts Water Technologies, Inc. Class A	134,803	13,447,947
		148,458,520
MEDIA — 0.2%
EW Scripps Co. Class A	125,126	1,965,729
TechTarget, Inc. (a)	112,080	2,925,288
		4,891,017
METALS & MINING — 0.8%
Cleveland-Cliffs, Inc. (b)	738,604	6,204,274
See accompanying notes to financial statements.
55

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Haynes International, Inc.	28,160	$ 1,007,565
Kaiser Aluminum Corp.	48,825	5,414,204
Materion Corp.	55,770	3,315,526
		15,941,569
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
ARMOUR Residential REIT, Inc. (b)	109,293	1,953,066
Granite Point Mortgage Trust, Inc. REIT (b)	267,917	4,924,314
PennyMac Mortgage Investment Trust REIT	488,462	10,887,818
		17,765,198
OIL, GAS & CONSUMABLE FUELS — 1.5%
Callon Petroleum Co. (a) (b)	1,044,210	5,043,535
Jagged Peak Energy, Inc. (a) (b)	192,610	1,635,259
Par Pacific Holdings, Inc. (a)	179,940	4,181,806
PDC Energy, Inc. (a)	146,700	3,839,139
Penn Virginia Corp. (a)	65,683	1,993,479
QEP Resources, Inc.	545,795	2,456,077
REX American Resources Corp. (a)	13,110	1,074,496
Ring Energy, Inc. (a) (b)	291,366	769,206
SRC Energy, Inc. (a)	1,189,456	4,900,559
Talos Energy, Inc. (a)	97,915	2,952,137
		28,845,693
PAPER & FOREST PRODUCTS — 0.5%
Mercer International, Inc.	103,596	1,274,231
Neenah, Inc.	37,820	2,663,663
Schweitzer-Mauduit International, Inc.	150,870	6,335,031
		10,272,925
PERSONAL PRODUCTS — 1.0%
Avon Products, Inc.	1,281,693	7,228,749
Inter Parfums, Inc.	86,062	6,257,568
Medifast, Inc. (b)	56,730	6,216,473
		19,702,790
PHARMACEUTICALS — 1.3%
Akorn, Inc. (a)	233,276	349,914
Amphastar Pharmaceuticals, Inc. (a)	85,359	1,646,575
ANI Pharmaceuticals, Inc. (a)	45,450	2,802,902
Corcept Therapeutics, Inc. (a) (b)	502,321	6,078,084
Innoviva, Inc. (a)	326,459	4,622,659
Pacira BioSciences, Inc. (a)	138,563	6,276,904
See accompanying notes to financial statements.
56

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	143,457	$ 3,402,800
		25,179,838
PROFESSIONAL SERVICES — 0.9%
Exponent, Inc.	253,080	17,465,051
Forrester Research, Inc.	28,998	1,209,216
		18,674,267
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	58,513	2,179,609
RE/MAX Holdings, Inc. Class A	61,810	2,379,067
St. Joe Co. (a) (b)	153,734	3,048,545
		7,607,221
ROAD & RAIL — 0.8%
Heartland Express, Inc.	107,283	2,258,307
Marten Transport, Ltd.	110,000	2,363,900
Saia, Inc. (a)	126,670	11,795,511
		16,417,718
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.3%
Advanced Energy Industries, Inc. (a)	187,101	13,321,591
Axcelis Technologies, Inc. (a)	82,318	1,983,452
Brooks Automation, Inc.	353,078	14,815,153
CEVA, Inc. (a)	62,326	1,680,309
Cohu, Inc.	90,637	2,071,056
Diodes, Inc. (a)	198,652	11,198,013
DSP Group, Inc. (a)	52,761	830,458
FormFactor, Inc. (a)	369,646	9,599,707
Ichor Holdings, Ltd. (a)	109,900	3,656,373
Kulicke & Soffa Industries, Inc.	154,830	4,211,376
MaxLinear, Inc. (a)	143,111	3,036,815
Onto Innovation, Inc. (a)	131,726	4,813,268
PDF Solutions, Inc. (a)	85,600	1,445,784
Power Integrations, Inc.	143,707	14,214,059
Rambus, Inc. (a)	288,520	3,974,363
Ultra Clean Holdings, Inc. (a)	194,380	4,562,099
Veeco Instruments, Inc. (a)	238,806	3,506,866
Xperi Corp.	241,960	4,476,260
		103,397,002
SOFTWARE — 3.9%
8x8, Inc. (a) (b)	489,416	8,956,313
Agilysys, Inc. (a)	95,578	2,428,637
See accompanying notes to financial statements.
57

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Alarm.com Holdings, Inc. (a)	177,947	$ 7,646,383
Bottomline Technologies DE, Inc. (a)	107,947	5,785,959
Ebix, Inc. (b)	78,045	2,607,483
LivePerson, Inc. (a) (b)	300,678	11,125,086
MicroStrategy, Inc. Class A (a)	22,511	3,210,744
OneSpan, Inc. (a) (b)	158,979	2,721,721
Progress Software Corp.	218,693	9,086,694
Qualys, Inc. (a)	162,746	13,568,134
SPS Commerce, Inc. (a)	170,136	9,428,937
		76,566,091
SPECIALTY RETAIL — 2.8%
Asbury Automotive Group, Inc. (a)	48,156	5,383,359
Boot Barn Holdings, Inc. (a)	139,444	6,209,441
Buckle, Inc.	87,840	2,375,194
Hibbett Sports, Inc. (a)	45,650	1,280,026
Lithia Motors, Inc. Class A	110,610	16,259,670
Monro, Inc. (b)	90,976	7,114,323
Rent-A-Center, Inc.	240,636	6,939,942
Sleep Number Corp. (a)	138,856	6,837,270
Zumiez, Inc. (a)	99,530	3,437,766
		55,836,991
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
3D Systems Corp. (a)	578,314	5,060,248
Diebold Nixdorf, Inc. (a) (b)	366,597	3,871,264
		8,931,512
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Crocs, Inc. (a)	335,024	14,034,155
Steven Madden, Ltd.	377,807	16,249,479
		30,283,634
THRIFTS & MORTGAGE FINANCE — 2.0%
Axos Financial, Inc. (a)	167,592	5,074,686
Flagstar Bancorp, Inc.	97,600	3,733,200
Meta Financial Group, Inc.	168,860	6,165,079
NMI Holdings, Inc. Class A (a)	329,190	10,922,524
Northfield Bancorp, Inc.	99,320	1,684,467
TrustCo Bank Corp. NY	246,119	2,133,852
Walker & Dunlop, Inc.	139,990	9,054,553
		38,768,361
See accompanying notes to financial statements.
58

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.2%
Vector Group, Ltd. (b)	360,267	$ 4,823,975
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Applied Industrial Technologies, Inc.	107,640	7,178,512
Foundation Building Materials, Inc. (a)	44,400	859,140
GMS, Inc. (a)	113,250	3,066,810
		11,104,462
WATER UTILITIES — 1.2%
American States Water Co.	179,880	15,584,803
California Water Service Group	157,539	8,122,711
		23,707,514
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	128,152	5,332,405
TOTAL COMMON STOCKS (Cost $1,774,482,637)		1,955,052,391
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	5,547,347	5,547,901
State Street Navigator Securities Lending Portfolio II (e) (f)	69,195,095	69,195,095
TOTAL SHORT-TERM INVESTMENTS (Cost $74,742,986)		74,742,996
TOTAL INVESTMENTS — 103.5% (Cost $1,849,225,623)		2,029,795,387
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(67,818,368)
NET ASSETS — 100.0%		$ 1,961,977,019
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
59

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,954,980,751	$71,640	$—	$1,955,052,391
Short-Term Investments	74,742,996	—	—	74,742,996
TOTAL INVESTMENTS	$2,029,723,747	$71,640	$—	$2,029,795,387
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 45,577,841	$ 40,029,697	$(253)	$10	5,547,347	$ 5,547,901	$ 20,712
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,840,199	1,840,199	6,997,115	8,837,314	—	—	—	—	6,214
State Street Navigator Securities Lending Portfolio II	—	—	177,844,400	108,649,305	—	—	69,195,095	69,195,095	109,891
State Street Navigator Securities Lending Portfolio III	48,174,404	48,174,404	160,340,366	208,514,770	—	—	—	—	172,233
Total		$50,014,603	$390,759,722	$366,031,086	$(253)	$10		$74,742,996	$309,050
See accompanying notes to financial statements.
60

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
AAR Corp.	214,270	$ 9,663,577
AeroVironment, Inc. (a)	57,709	3,562,954
Cubic Corp.	99,856	6,347,846
Moog, Inc. Class A	107,179	9,145,584
National Presto Industries, Inc.	32,848	2,903,435
Park Aerospace Corp.	127,116	2,068,177
		33,691,573
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	168,653	4,649,763
Echo Global Logistics, Inc. (a)	177,925	3,683,048
Hub Group, Inc. Class A (a)	217,620	11,161,730
		19,494,541
AIRLINES — 1.2%
Hawaiian Holdings, Inc.	303,766	8,897,306
SkyWest, Inc.	324,966	21,002,553
		29,899,859
AUTO COMPONENTS — 1.9%
American Axle & Manufacturing Holdings, Inc. (a)	733,241	7,889,673
Cooper Tire & Rubber Co.	327,212	9,407,345
Cooper-Standard Holdings, Inc. (a)	109,737	3,638,879
Dorman Products, Inc. (a)	87,472	6,623,380
Garrett Motion, Inc. (a)	487,764	4,872,762
Gentherm, Inc. (a)	110,961	4,925,559
Motorcar Parts of America, Inc. (a) (b)	123,627	2,723,503
Standard Motor Products, Inc.	131,752	7,011,841
		47,092,942
BANKS — 14.0%
Allegiance Bancshares, Inc. (a) (b)	124,805	4,692,668
Ameris Bancorp	234,775	9,987,329
Banc of California, Inc.	292,487	5,024,927
Banner Corp.	239,829	13,571,923
Berkshire Hills Bancorp, Inc.	279,971	9,205,446
Boston Private Financial Holdings, Inc.	542,666	6,528,272
Brookline Bancorp, Inc.	291,224	4,793,547
Cadence BanCorp	834,535	15,130,120
Central Pacific Financial Corp.	86,965	2,572,425
City Holding Co.	42,552	3,487,136
Columbia Banking System, Inc.	464,734	18,907,703
See accompanying notes to financial statements.
61

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Community Bank System, Inc.	144,964	$ 10,283,746
Customers Bancorp, Inc. (a)	187,806	4,471,661
CVB Financial Corp.	444,760	9,597,921
Dime Community Bancshares, Inc.	201,073	4,200,415
Eagle Bancorp, Inc.	215,667	10,487,886
First BanCorp	751,049	7,953,609
First Commonwealth Financial Corp.	282,046	4,092,487
First Financial Bancorp	639,925	16,279,692
First Midwest Bancorp, Inc.	716,955	16,532,982
Franklin Financial Network, Inc.	87,306	2,997,215
Glacier Bancorp, Inc.	229,168	10,539,436
Great Western Bancorp, Inc.	366,911	12,746,488
Hanmi Financial Corp.	202,795	4,054,886
Heritage Financial Corp.	238,771	6,757,219
Hope Bancorp, Inc.	814,618	12,105,223
Independent Bank Corp. (Massachusetts)	78,468	6,532,461
National Bank Holdings Corp. Class A	56,870	2,002,961
NBT Bancorp, Inc.	139,937	5,675,845
OFG Bancorp	334,696	7,902,173
Old National Bancorp	1,108,494	20,274,355
Opus Bank	140,853	3,643,867
Pacific Premier Bancorp, Inc.	381,711	12,445,687
S&T Bancorp, Inc.	251,256	10,123,104
Seacoast Banking Corp. of Florida (a)	144,351	4,412,810
Simmons First National Corp. Class A (b)	734,370	19,673,772
Southside Bancshares, Inc.	206,927	7,685,269
Tompkins Financial Corp.	35,177	3,218,696
Triumph Bancorp, Inc. (a)	45,636	1,735,081
United Community Banks, Inc.	154,501	4,770,991
Veritex Holdings, Inc.	153,912	4,483,457
Westamerica Bancorporation	81,136	5,498,587
		347,081,478
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	48,501	2,349,873
National Beverage Corp. (a) (b)	37,676	1,922,230
		4,272,103
BIOTECHNOLOGY — 1.6%
Acorda Therapeutics, Inc. (a) (b)	312,300	637,092
AMAG Pharmaceuticals, Inc. (a) (b)	221,058	2,690,276
Cytokinetics, Inc. (a) (b)	173,308	1,838,798
Emergent BioSolutions, Inc. (a)	111,582	6,019,849
See accompanying notes to financial statements.
62

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Momenta Pharmaceuticals, Inc. (a) (b)	287,664	$ 5,675,611
Myriad Genetics, Inc. (a)	484,980	13,206,005
Progenics Pharmaceuticals, Inc. (a) (b)	293,012	1,491,431
Spectrum Pharmaceuticals, Inc. (a)	427,127	1,554,742
Vanda Pharmaceuticals, Inc. (a)	149,466	2,452,737
Xencor, Inc. (a) (b)	138,315	4,756,653
		40,323,194
BUILDING PRODUCTS — 0.7%
Apogee Enterprises, Inc.	86,573	2,813,622
Gibraltar Industries, Inc. (a)	60,974	3,075,529
Insteel Industries, Inc.	119,334	2,564,488
PGT Innovations, Inc. (a)	380,728	5,676,654
Quanex Building Products Corp.	216,157	3,691,962
		17,822,255
CAPITAL MARKETS — 1.1%
Blucora, Inc. (a)	140,362	3,669,063
Donnelley Financial Solutions, Inc. (a)	203,522	2,130,875
Greenhill & Co., Inc.	45,979	785,321
INTL. FCStone, Inc. (a)	106,172	5,184,379
Piper Jaffray Cos.	49,588	3,964,065
Waddell & Reed Financial, Inc. Class A (b)	458,457	7,665,401
WisdomTree Investments, Inc.	769,026	3,722,086
		27,121,190
CHEMICALS — 3.4%
AdvanSix, Inc. (a)	182,004	3,632,800
American Vanguard Corp.	81,418	1,585,209
Ferro Corp. (a)	534,410	7,925,300
FutureFuel Corp.	168,286	2,085,064
GCP Applied Technologies, Inc. (a)	350,643	7,963,103
Hawkins, Inc.	61,694	2,826,202
HB Fuller Co.	142,897	7,369,198
Innophos Holdings, Inc.	128,388	4,105,848
Kraton Corp. (a)	206,688	5,233,340
Livent Corp. (a) (b)	951,719	8,137,197
LSB Industries, Inc. (a) (b)	126,030	529,326
Quaker Chemical Corp. (b)	84,404	13,886,146
Rayonier Advanced Materials, Inc.	325,586	1,250,250
Stepan Co.	58,808	6,024,292
Tredegar Corp.	67,599	1,510,838
See accompanying notes to financial statements.
63

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Trinseo SA	252,677	$ 9,402,111
		83,466,224
COMMERCIAL SERVICES & SUPPLIES — 2.4%
ABM Industries, Inc.	427,619	16,125,512
Brady Corp. Class A	103,856	5,946,795
Harsco Corp. (a)	266,505	6,132,280
Interface, Inc.	133,293	2,211,331
Matthews International Corp. Class A	204,308	7,798,436
Mobile Mini, Inc.	138,111	5,235,788
Pitney Bowes, Inc. (b)	1,113,830	4,488,735
Team, Inc. (a)	197,909	3,160,607
US Ecology, Inc.	86,242	4,994,274
Viad Corp.	52,970	3,575,475
		59,669,233
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN, Inc.	311,779	3,083,494
Applied Optoelectronics, Inc. (a) (b)	124,600	1,480,248
CalAmp Corp. (a) (b)	222,428	2,130,860
NETGEAR, Inc. (a)	196,511	4,816,485
Plantronics, Inc. (b)	213,399	5,834,329
		17,345,416
CONSTRUCTION & ENGINEERING — 1.3%
Aegion Corp. (a)	200,550	4,486,303
Arcosa, Inc.	311,362	13,871,177
Comfort Systems USA, Inc.	74,121	3,694,932
Granite Construction, Inc. (b)	304,668	8,430,164
MYR Group, Inc. (a)	57,509	1,874,218
		32,356,794
CONSTRUCTION MATERIALS — 0.2%
US Concrete, Inc. (a) (b)	103,417	4,308,352
CONSUMER FINANCE — 0.7%
Encore Capital Group, Inc. (a) (b)	180,240	6,373,286
EZCORP, Inc. Class A (a) (b)	342,729	2,337,412
PRA Group, Inc. (a) (b)	156,892	5,695,180
World Acceptance Corp. (a) (b)	36,146	3,123,014
		17,528,892
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	231,573	3,862,638
See accompanying notes to financial statements.
64

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
DISTRIBUTORS — 0.3%
Core-Mark Holding Co., Inc.	297,025	$ 8,076,110
DIVERSIFIED CONSUMER SERVICES — 0.8%
American Public Education, Inc. (a)	100,361	2,748,888
Perdoceo Education Corp. (a)	256,897	4,724,336
Regis Corp. (a) (b)	157,553	2,815,472
Strategic Education, Inc.	67,313	10,696,035
		20,984,731
DIVERSIFIED FINANCIAL SERVICES — 0.4%
FGL Holdings (b)	852,582	9,079,998
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	70,898	3,927,040
Cincinnati Bell, Inc. (a) (b)	328,746	3,441,970
Consolidated Communications Holdings, Inc. (b)	469,833	1,822,952
Iridium Communications, Inc. (a) (b)	328,812	8,101,928
Vonage Holdings Corp. (a)	817,802	6,059,913
		23,353,803
ELECTRIC UTILITIES — 0.3%
El Paso Electric Co.	111,518	7,570,957
ELECTRICAL EQUIPMENT — 0.6%
AZZ, Inc.	170,448	7,832,086
Encore Wire Corp.	55,996	3,214,170
Powell Industries, Inc.	57,370	2,810,556
		13,856,812
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.7%
Anixter International, Inc. (a)	193,840	17,852,664
Arlo Technologies, Inc. (a)	241,852	1,018,197
Badger Meter, Inc.	70,199	4,558,021
Bel Fuse, Inc. Class B	66,043	1,353,881
Benchmark Electronics, Inc.	120,166	4,128,904
CTS Corp.	97,810	2,935,278
Daktronics, Inc.	244,277	1,487,647
ePlus, Inc. (a)	47,536	4,006,809
FARO Technologies, Inc. (a)	55,637	2,801,323
Insight Enterprises, Inc. (a)	114,340	8,036,959
Knowles Corp. (a)	157,052	3,321,650
Methode Electronics, Inc.	74,959	2,949,637
MTS Systems Corp.	116,095	5,576,043
Sanmina Corp. (a)	450,386	15,421,217
See accompanying notes to financial statements.
65

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
ScanSource, Inc. (a)	164,712	$ 6,086,108
TTM Technologies, Inc. (a)	630,281	9,485,729
		91,020,067
ENERGY EQUIPMENT & SERVICES — 3.2%
Archrock, Inc.	831,855	8,351,824
Diamond Offshore Drilling, Inc. (a) (b)	421,913	3,033,555
Dril-Quip, Inc. (a)	232,517	10,907,373
Era Group, Inc. (a)	129,118	1,313,130
Exterran Corp. (a)	183,428	1,436,241
KLX Energy Services Holdings, Inc. (a)	136,994	882,241
Matrix Service Co. (a)	177,062	4,051,179
McDermott International, Inc. (a) (b)	651,926	441,093
Nabors Industries, Ltd.	2,203,322	6,345,567
Newpark Resources, Inc. (a)	286,613	1,797,064
Noble Corp. PLC (a) (b)	1,624,601	1,982,013
Oceaneering International, Inc. (a)	635,519	9,475,588
Oil States International, Inc. (a)	394,467	6,433,757
ProPetro Holding Corp. (a)	536,804	6,039,045
RPC, Inc. (b)	335,593	1,758,507
SEACOR Holdings, Inc. (a)	52,648	2,271,761
TETRA Technologies, Inc. (a)	818,415	1,604,093
US Silica Holdings, Inc. (b)	479,603	2,949,559
Valaris PLC (b)	1,289,990	8,462,334
		79,535,924
ENTERTAINMENT — 0.2%
Marcus Corp.	149,883	4,761,783
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.4%
Acadia Realty Trust REIT	255,073	6,614,043
American Assets Trust, Inc. REIT	125,059	5,740,208
Armada Hoffler Properties, Inc. REIT	202,360	3,713,306
CareTrust REIT, Inc.	317,661	6,553,346
CBL & Associates Properties, Inc. REIT (b)	1,054,585	1,107,314
Cedar Realty Trust, Inc. REIT	560,318	1,652,938
Chatham Lodging Trust REIT (b)	305,919	5,610,554
DiamondRock Hospitality Co. REIT	1,305,133	14,460,874
Easterly Government Properties, Inc. REIT	212,694	5,047,229
Four Corners Property Trust, Inc. REIT	184,248	5,193,951
Franklin Street Properties Corp. REIT	699,071	5,984,048
Getty Realty Corp. REIT	104,818	3,445,368
Global Net Lease, Inc. REIT	583,177	11,826,830
Hersha Hospitality Trust REIT	234,098	3,406,126
See accompanying notes to financial statements.
66

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	254,842	$ 3,588,175
Industrial Logistics Properties Trust REIT	418,091	9,373,600
iStar, Inc. REIT (b)	385,051	5,587,090
Kite Realty Group Trust REIT	539,760	10,541,513
Lexington Realty Trust REIT	824,089	8,751,825
LTC Properties, Inc. REIT	121,857	5,455,538
National Storage Affiliates Trust REIT	166,356	5,592,889
Office Properties Income Trust REIT	314,211	10,098,741
Pennsylvania Real Estate Investment Trust (b)	389,522	2,076,152
Retail Opportunity Investments Corp. REIT	340,263	6,009,045
RPT Realty REIT	523,969	7,880,494
Saul Centers, Inc. REIT	33,067	1,745,276
Summit Hotel Properties, Inc. REIT (b)	685,585	8,460,119
Uniti Group, Inc. REIT (b)	1,260,010	10,344,682
Urstadt Biddle Properties, Inc. Class A REIT	72,132	1,791,759
Washington Prime Group, Inc. REIT (b)	1,216,529	4,428,166
Washington Real Estate Investment Trust	273,202	7,972,034
Whitestone REIT (b)	264,865	3,607,461
Xenia Hotels & Resorts, Inc. REIT	725,137	15,670,211
		209,330,905
FOOD & STAPLES RETAILING — 1.0%
Andersons, Inc.	212,517	5,372,430
Chefs' Warehouse, Inc. (a)	166,094	6,329,842
PriceSmart, Inc.	81,373	5,779,110
SpartanNash Co.	236,996	3,374,823
United Natural Foods, Inc. (a) (b)	347,627	3,045,213
		23,901,418
FOOD PRODUCTS — 2.4%
B&G Foods, Inc. (b)	417,505	7,485,865
Calavo Growers, Inc. (b)	46,921	4,250,573
Cal-Maine Foods, Inc.	197,422	8,439,791
Darling Ingredients, Inc. (a)	1,056,031	29,653,350
Fresh Del Monte Produce, Inc.	197,487	6,908,095
Seneca Foods Corp. Class A (a)	44,638	1,820,784
		58,558,458
GAS UTILITIES — 0.6%
Northwest Natural Holding Co.	99,244	7,317,260
South Jersey Industries, Inc. (b)	204,799	6,754,271
		14,071,531
See accompanying notes to financial statements.
67

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
AngioDynamics, Inc. (a)	245,229	$ 3,926,116
CryoLife, Inc. (a)	109,982	2,979,412
Heska Corp. (a)	22,510	2,159,609
Inogen, Inc. (a)	45,203	3,088,721
Integer Holdings Corp. (a)	213,010	17,132,394
Invacare Corp.	219,570	1,980,521
Lantheus Holdings, Inc. (a)	109,220	2,240,102
Meridian Bioscience, Inc.	278,689	2,722,792
Merit Medical Systems, Inc. (a)	359,913	11,236,484
Mesa Laboratories, Inc.	10,238	2,553,357
Natus Medical, Inc. (a)	104,502	3,447,521
Neogen Corp. (a)	123,071	8,031,614
OraSure Technologies, Inc. (a)	402,459	3,231,746
Orthofix Medical, Inc. (a)	69,536	3,211,173
Surmodics, Inc. (a)	39,801	1,648,956
Tactile Systems Technology, Inc. (a)	57,092	3,854,281
Varex Imaging Corp. (a)	100,109	2,984,249
		76,429,048
HEALTH CARE PROVIDERS & SERVICES — 2.3%
AMN Healthcare Services, Inc. (a)	140,062	8,727,263
Covetrus, Inc. (a) (b)	635,916	8,394,091
Cross Country Healthcare, Inc. (a)	240,418	2,793,657
Diplomat Pharmacy, Inc. (a)	376,427	1,505,708
Ensign Group, Inc.	127,473	5,783,450
Magellan Health, Inc. (a)	139,870	10,944,828
Owens & Minor, Inc.	409,763	2,118,475
Providence Service Corp. (a)	74,852	4,429,741
Select Medical Holdings Corp. (a)	336,240	7,847,842
Tivity Health, Inc. (a) (b)	281,545	5,728,033
		58,273,088
HEALTH CARE TECHNOLOGY — 1.0%
Computer Programs & Systems, Inc.	81,435	2,149,884
HealthStream, Inc. (a)	56,731	1,543,083
HMS Holdings Corp. (a)	258,431	7,649,558
NextGen Healthcare, Inc. (a)	145,181	2,333,059
Omnicell, Inc. (a)	101,178	8,268,266
Tabula Rasa HealthCare, Inc. (a) (b)	78,168	3,805,218
		25,749,068
See accompanying notes to financial statements.
68

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.8%
BJ's Restaurants, Inc.	124,922	$ 4,742,039
Bloomin' Brands, Inc.	181,183	3,998,709
Dave & Buster's Entertainment, Inc. (b)	86,455	3,472,897
El Pollo Loco Holdings, Inc. (a) (b)	59,843	906,023
Fiesta Restaurant Group, Inc. (a)	139,736	1,381,989
Monarch Casino & Resort, Inc. (a)	30,327	1,472,376
Red Robin Gourmet Burgers, Inc. (a) (b)	84,401	2,786,921
Ruth's Hospitality Group, Inc.	61,894	1,347,123
		20,108,077
HOUSEHOLD DURABLES — 1.3%
Century Communities, Inc. (a)	91,364	2,498,805
Ethan Allen Interiors, Inc.	159,474	3,039,574
iRobot Corp. (a) (b)	103,229	5,226,484
La-Z-Boy, Inc.	157,234	4,949,726
M/I Homes, Inc. (a)	86,186	3,391,419
Meritage Homes Corp. (a)	100,968	6,170,155
Tupperware Brands Corp.	318,806	2,735,356
William Lyon Homes Class A (a)	215,306	4,301,814
		32,313,333
HOUSEHOLD PRODUCTS — 0.4%
Central Garden & Pet Co. (a)	63,893	1,985,156
Central Garden & Pet Co. Class A (a)	261,967	7,691,351
		9,676,507
INSURANCE — 3.9%
Ambac Financial Group, Inc. (a)	296,936	6,404,910
American Equity Investment Life Holding Co.	593,532	17,764,413
AMERISAFE, Inc.	65,442	4,321,135
Employers Holdings, Inc.	207,361	8,657,322
HCI Group, Inc. (b)	41,839	1,909,950
Horace Mann Educators Corp.	264,985	11,569,245
James River Group Holdings, Ltd.	69,340	2,857,501
ProAssurance Corp.	345,902	12,500,898
Safety Insurance Group, Inc.	49,549	4,584,769
Stewart Information Services Corp.	154,518	6,302,789
Third Point Reinsurance, Ltd. (a)	522,156	5,493,081
United Fire Group, Inc.	138,728	6,066,576
United Insurance Holdings Corp.	135,281	1,705,894
Universal Insurance Holdings, Inc.	199,188	5,575,272
		95,713,755
See accompanying notes to financial statements.
69

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.1%
Care.com, Inc. (a)	91,874	$ 1,380,866
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Liquidity Services, Inc. (a)	87,772	523,121
PetMed Express, Inc. (b)	63,171	1,485,782
Stamps.com, Inc. (a)	46,554	3,888,190
		5,897,093
IT SERVICES — 0.5%
Cardtronics PLC Class A (a)	80,102	3,576,554
Sykes Enterprises, Inc. (a)	118,050	4,366,670
Unisys Corp. (a)	337,616	4,004,126
		11,947,350
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Sturm Ruger & Co., Inc.	108,286	5,092,691
Vista Outdoor, Inc. (a)	376,974	2,819,765
		7,912,456
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	273,158	6,326,339
MACHINERY — 3.5%
Actuant Corp. Class A	189,639	4,936,303
Astec Industries, Inc.	147,015	6,174,630
Barnes Group, Inc.	118,095	7,317,166
Briggs & Stratton Corp. (b)	276,916	1,844,261
Chart Industries, Inc. (a)	95,699	6,458,726
EnPro Industries, Inc.	135,462	9,059,699
Greenbrier Cos., Inc.	212,475	6,890,564
Hillenbrand, Inc.	483,163	16,094,160
Lindsay Corp. (b)	38,781	3,722,588
Lydall, Inc. (a)	114,241	2,344,225
Mueller Industries, Inc.	126,197	4,006,755
Proto Labs, Inc. (a)	62,811	6,378,457
Standex International Corp.	81,250	6,447,187
Titan International, Inc.	326,174	1,180,750
Wabash National Corp.	352,603	5,179,738
		88,035,209
MARINE — 0.5%
Matson, Inc.	279,506	11,403,845
MEDIA — 0.6%
EW Scripps Co. Class A	188,250	2,957,408
See accompanying notes to financial statements.
70

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Gannett Co., Inc. (b)	801,051	$ 5,110,705
Scholastic Corp.	200,421	7,706,187
		15,774,300
METALS & MINING — 1.6%
AK Steel Holding Corp. (a) (b)	2,063,033	6,787,378
Century Aluminum Co. (a) (b)	324,488	2,438,527
Cleveland-Cliffs, Inc. (b)	774,744	6,507,850
Haynes International, Inc.	44,018	1,574,964
Kaiser Aluminum Corp.	38,267	4,243,428
Materion Corp.	56,331	3,348,878
Olympic Steel, Inc.	59,453	1,065,398
SunCoke Energy, Inc.	565,554	3,523,401
TimkenSteel Corp. (a) (b)	260,052	2,044,009
Warrior Met Coal, Inc.	332,916	7,034,515
		38,568,348
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.9%
Apollo Commercial Real Estate Finance, Inc. REIT	919,587	16,819,246
ARMOUR Residential REIT, Inc. (b)	237,985	4,252,792
Capstead Mortgage Corp. REIT	616,785	4,884,937
Invesco Mortgage Capital, Inc. REIT	919,243	15,305,396
KKR Real Estate Finance Trust, Inc. REIT (b)	157,440	3,214,925
New York Mortgage Trust, Inc. REIT	1,899,537	11,834,116
Ready Capital Corp. REIT (b)	229,839	3,544,117
Redwood Trust, Inc. REIT	734,662	12,151,310
		72,006,839
MULTI-UTILITIES — 0.8%
Avista Corp.	434,887	20,913,716
MULTILINE RETAIL — 0.4%
Big Lots, Inc. (b)	254,372	7,305,564
JC Penney Co., Inc. (a) (b)	1,960,930	2,196,241
		9,501,805
OIL, GAS & CONSUMABLE FUELS — 3.1%
Bonanza Creek Energy, Inc. (a)	121,031	2,824,864
Callon Petroleum Co. (a)	1,196,382	5,778,525
CONSOL Energy, Inc. (a) (b)	168,812	2,449,462
Denbury Resources, Inc. (a)	3,212,130	4,529,103
Green Plains, Inc. (b)	220,301	3,399,244
Gulfport Energy Corp. (a) (b)	947,437	2,880,209
HighPoint Resources Corp. (a)	710,418	1,200,606
See accompanying notes to financial statements.
71

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Jagged Peak Energy, Inc. (a) (b)	117,449	$ 997,142
Laredo Petroleum, Inc. (a)	1,174,894	3,371,946
Oasis Petroleum, Inc. (a)	1,885,207	6,145,775
PDC Energy, Inc. (a) (b)	188,101	4,922,603
QEP Resources, Inc.	821,629	3,697,331
Range Resources Corp. (b)	1,360,431	6,598,090
Renewable Energy Group, Inc. (a) (b)	254,029	6,846,082
REX American Resources Corp. (a)	18,973	1,555,027
SM Energy Co.	691,640	7,774,034
Southwestern Energy Co. (a) (b)	3,528,874	8,539,875
Whiting Petroleum Corp. (a) (b)	595,236	4,369,032
		77,878,950
PAPER & FOREST PRODUCTS — 0.9%
Boise Cascade Co.	250,296	9,143,313
Clearwater Paper Corp. (a)	107,697	2,300,408
Mercer International, Inc.	122,647	1,508,558
Neenah, Inc.	59,211	4,170,231
PH Glatfelter Co.	288,008	5,270,546
		22,393,056
PERSONAL PRODUCTS — 0.5%
Avon Products, Inc.	1,155,248	6,515,599
USANA Health Sciences, Inc. (a)	81,839	6,428,453
		12,944,052
PHARMACEUTICALS — 0.9%
Akorn, Inc. (a)	354,165	531,248
Amphastar Pharmaceuticals, Inc. (a)	109,465	2,111,580
Endo International PLC (a)	1,315,768	6,170,952
Lannett Co., Inc. (a) (b)	218,249	1,924,956
Pacira BioSciences, Inc. (a)	87,035	3,942,685
Phibro Animal Health Corp. Class A	132,251	3,283,792
Supernus Pharmaceuticals, Inc. (a)	150,500	3,569,860
		21,535,073
PROFESSIONAL SERVICES — 1.4%
Forrester Research, Inc.	30,480	1,271,016
Heidrick & Struggles International, Inc.	125,000	4,062,500
Kelly Services, Inc. Class A	216,351	4,885,205
Korn Ferry	360,577	15,288,465
Resources Connection, Inc.	196,267	3,205,040
See accompanying notes to financial statements.
72

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
TrueBlue, Inc. (a)	253,932	$ 6,109,604
		34,821,830
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Marcus & Millichap, Inc. (a) (b)	74,987	2,793,266
RE/MAX Holdings, Inc. Class A	33,731	1,298,306
Realogy Holdings Corp. (b)	745,443	7,215,888
		11,307,460
ROAD & RAIL — 0.4%
ArcBest Corp.	166,280	4,589,328
Heartland Express, Inc.	157,740	3,320,427
Marten Transport, Ltd.	106,313	2,284,666
		10,194,421
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.6%
Axcelis Technologies, Inc. (a)	101,481	2,445,185
CEVA, Inc. (a)	65,998	1,779,306
Cohu, Inc.	147,946	3,380,566
DSP Group, Inc. (a)	79,439	1,250,370
Kulicke & Soffa Industries, Inc.	206,671	5,621,451
MaxLinear, Inc. (a)	233,481	4,954,467
Onto Innovation, Inc. (a)	143,947	5,259,823
PDF Solutions, Inc. (a)	67,141	1,134,012
Photronics, Inc. (a)	438,083	6,904,188
Rambus, Inc. (a)	341,656	4,706,311
SMART Global Holdings, Inc. (a)	85,754	3,253,507
		40,689,186
SOFTWARE — 0.7%
Bottomline Technologies DE, Inc. (a)	104,350	5,593,160
Ebix, Inc. (b)	46,473	1,552,663
MicroStrategy, Inc. Class A (a)	23,571	3,361,932
TiVo Corp.	825,633	7,001,368
		17,509,123
SPECIALTY RETAIL — 4.6%
Abercrombie & Fitch Co. Class A (b)	409,176	7,074,653
Asbury Automotive Group, Inc. (a)	61,762	6,904,374
Barnes & Noble Education, Inc. (a)	251,866	1,075,468
Buckle, Inc. (b)	68,830	1,861,163
Caleres, Inc.	265,458	6,304,628
Cato Corp. Class A	141,613	2,464,066
Chico's FAS, Inc. (b)	773,312	2,946,319
See accompanying notes to financial statements.
73

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Children's Place, Inc. (b)	101,495	$ 6,345,467
Conn's, Inc. (a) (b)	124,347	1,540,659
Designer Brands, Inc. Class A (b)	359,733	5,662,197
Express, Inc. (a)	438,516	2,135,573
GameStop Corp. Class A (b)	429,461	2,611,123
Genesco, Inc. (a)	92,900	4,451,768
Group 1 Automotive, Inc.	112,456	11,245,600
Guess?, Inc.	278,173	6,225,512
Haverty Furniture Cos., Inc.	117,893	2,376,723
Hibbett Sports, Inc. (a)	53,984	1,513,711
Lumber Liquidators Holdings, Inc. (a) (b)	187,164	1,828,592
MarineMax, Inc. (a)	139,847	2,334,046
Michaels Cos., Inc. (a) (b)	497,651	4,025,997
Monro, Inc.	95,459	7,464,894
Office Depot, Inc.	3,509,276	9,615,416
Shoe Carnival, Inc. (b)	58,309	2,173,760
Signet Jewelers, Ltd. (b)	341,270	7,419,210
Sonic Automotive, Inc. Class A (b)	158,139	4,902,309
Tailored Brands, Inc. (b)	330,146	1,366,805
		113,870,033
TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Fossil Group, Inc. (a) (b)	302,953	2,387,270
G-III Apparel Group, Ltd. (a)	280,624	9,400,904
Kontoor Brands, Inc. (a)	304,468	12,784,611
Movado Group, Inc. (b)	107,000	2,326,180
Oxford Industries, Inc. (b)	111,025	8,373,505
Unifi, Inc. (a)	95,211	2,405,030
Vera Bradley, Inc. (a)	152,850	1,803,630
Wolverine World Wide, Inc.	527,285	17,790,596
		57,271,726
THRIFTS & MORTGAGE FINANCE — 1.5%
Axos Financial, Inc. (a)	118,207	3,579,308
Flagstar Bancorp, Inc.	94,350	3,608,887
HomeStreet, Inc. (a)	159,093	5,409,162
Northfield Bancorp, Inc.	149,509	2,535,673
Northwest Bancshares, Inc.	644,204	10,713,112
Provident Financial Services, Inc.	385,797	9,509,896
TrustCo Bank Corp. NY	303,286	2,629,490
		37,985,528
See accompanying notes to financial statements.
74

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
TOBACCO — 0.5%
Universal Corp.	161,679	$ 9,225,404
Vector Group, Ltd. (b)	270,555	3,622,731
		12,848,135
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Applied Industrial Technologies, Inc.	108,343	7,225,395
DXP Enterprises, Inc. (a)	104,451	4,158,194
Foundation Building Materials, Inc. (a)	54,700	1,058,445
GMS, Inc. (a)	123,714	3,350,175
Kaman Corp.	181,641	11,973,775
Veritiv Corp. (a)	82,926	1,631,154
		29,397,138
WATER UTILITIES — 0.2%
California Water Service Group	103,604	5,341,822
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Shenandoah Telecommunications Co.	134,426	5,593,466
Spok Holdings, Inc.	114,353	1,398,537
		6,992,003
TOTAL COMMON STOCKS (Cost $2,413,165,843)		2,470,349,759
RIGHTS — 0.0% (c)
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a)	135,629	70,934
TOTAL RIGHTS (Cost $58,727)		70,934
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	4,804,646	4,805,127
State Street Navigator Securities Lending Portfolio II (f) (g)	112,024,283	112,024,283
TOTAL SHORT-TERM INVESTMENTS (Cost $116,829,410)		116,829,410
TOTAL INVESTMENTS — 104.4% (Cost $2,530,053,980)		2,587,250,103
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.4)%		(109,158,987)
NET ASSETS — 100.0%		$ 2,478,091,116
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
See accompanying notes to financial statements.
75

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,470,349,759	$ —	$—	$2,470,349,759
Rights	—	70,934	—	70,934
Short-Term Investments	116,829,410	—	—	116,829,410
TOTAL INVESTMENTS	$2,587,179,169	$70,934	$—	$2,587,250,103
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 65,291,575	$ 60,486,488	$40	$—	4,804,646	$ 4,805,127	$ 25,606
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,257,875	2,257,875	22,782,246	25,040,121	—	—	—	—	10,100
State Street Navigator Securities Lending Portfolio II	—	—	152,328,567	40,304,284	—	—	112,024,283	112,024,283	308,296
State Street Navigator Securities Lending Portfolio III	28,521,096	28,521,096	138,968,142	167,489,238	—	—	—	—	286,945
Total		$30,778,971	$379,370,530	$293,320,131	$40	$—		$116,829,410	$630,947
See accompanying notes to financial statements.
76

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,715,646,839	$1,511,359,580
Investments in affiliated issuers, at value	32,881,750	30,750,253
Total Investments	1,748,528,589	1,542,109,833
Cash	—	822,988
Receivable for investments sold	9,996,674	3,234,561
Receivable for fund shares sold	1,767	3,344
Dividends receivable — unaffiliated issuers	1,614,773	2,008,648
Dividends receivable — affiliated issuers	1,969	3,580
Securities lending income receivable — unaffiliated issuers	10,616	6,722
Securities lending income receivable — affiliated issuers	14,047	28,170
TOTAL ASSETS	1,760,168,435	1,548,217,846
LIABILITIES
Due to custodian	2,720,806	—
Payable upon return of securities loaned	31,519,367	27,901,400
Payable for investments purchased	7,804,496	6,227,981
Advisory fee payable	219,373	196,254
Trustees’ fees and expenses payable	1,619	1,555
TOTAL LIABILITIES	42,265,661	34,327,190
NET ASSETS	$1,717,902,774	$1,513,890,656
NET ASSETS CONSIST OF:
Paid-in Capital	$1,724,979,349	$1,648,567,421
Total distributable earnings (loss)	(7,076,575)	(134,676,765)
NET ASSETS	$1,717,902,774	$1,513,890,656
NET ASSET VALUE PER SHARE
Net asset value per share	$ 57.07	$ 54.75
Shares outstanding (unlimited amount authorized, $0.01 par value)	30,100,000	27,650,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,510,598,715	$1,493,732,861
Investments in affiliated issuers	32,881,737	30,750,237
Total cost of investments	$1,543,480,452	$1,524,483,098
* Includes investments in securities on loan, at value	$ 105,131,301	$ 117,813,975
See accompanying notes to financial statements.
77

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2019 (Unaudited)

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,360,165,035	$1,955,052,391	$2,470,420,693
Investments in affiliated issuers, at value	58,280,679	74,742,996	116,829,410
Total Investments	1,418,445,714	2,029,795,387	2,587,250,103
Cash	69	—	1,362,334
Receivable for investments sold	7,597,044	39,436,926	9,341,445
Receivable for fund shares sold	5,435,148	—	6,575,962
Dividends receivable — unaffiliated issuers	1,754,845	2,200,697	3,948,434
Dividends receivable — affiliated issuers	2,147	6,208	4,486
Securities lending income receivable — unaffiliated issuers	18,262	19,601	43,736
Securities lending income receivable — affiliated issuers	87,739	66,872	199,886
TOTAL ASSETS	1,433,340,968	2,071,525,691	2,608,726,386
LIABILITIES
Due to custodian	—	19,750,065	—
Payable upon return of securities loaned	57,548,041	69,195,095	112,024,283
Payable for investments purchased	5,957,892	10,744,866	18,264,805
Payable for fund shares repurchased	7,246,864	9,602,569	—
Advisory fee payable	172,599	252,863	343,456
Trustees’ fees and expenses payable	2,231	3,214	2,726
TOTAL LIABILITIES	70,927,627	109,548,672	130,635,270
NET ASSETS	$1,362,413,341	$1,961,977,019	$2,478,091,116
NET ASSETS CONSIST OF:
Paid-in Capital	$1,297,380,245	$2,177,701,532	$2,765,329,676
Total distributable earnings (loss)	65,033,096	(215,724,513)	(287,238,560)
NET ASSETS	$1,362,413,341	$1,961,977,019	$2,478,091,116
NET ASSET VALUE PER SHARE
Net asset value per share	$ 72.47	$ 64.54	$ 65.73
Shares outstanding (unlimited amount authorized, $0.01 par value)	18,800,046	30,400,028	37,702,102
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,239,545,712	$1,774,482,637	$2,413,224,570
Investments in affiliated issuers	58,280,672	74,742,986	116,829,410
Total cost of investments	$1,297,826,384	$1,849,225,623	$2,530,053,980
* Includes investments in securities on loan, at value	$ 134,189,453	$ 155,557,215	$ 220,721,465
See accompanying notes to financial statements.
78

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 12,124,243	$ 16,551,980
Dividend income — affiliated issuers	13,818	16,307
Unaffiliated securities lending income	73,601	56,006
Affiliated securities lending income	70,846	209,701
Foreign taxes withheld	(7,656)	(5,594)
TOTAL INVESTMENT INCOME (LOSS)	12,274,852	16,828,400
EXPENSES
Advisory fee	1,259,839	1,121,553
Trustees’ fees and expenses	11,858	10,768
Miscellaneous expenses	1,080	1,390
TOTAL EXPENSES	1,272,777	1,133,711
NET INVESTMENT INCOME (LOSS)	$ 11,002,075	$ 15,694,689
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(70,754,367)	(58,756,757)
Investments — affiliated issuers	1,441	963
In-kind redemptions — unaffiliated issuers	133,480,550	184,222,499
Net realized gain (loss)	62,727,624	125,466,705
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	26,932,204	(31,478,337)
Investment — affiliated issuers	13	16
Net change in unrealized appreciation/depreciation	26,932,217	(31,478,321)
NET REALIZED AND UNREALIZED GAIN (LOSS)	89,659,841	93,988,384
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$100,661,916	$109,683,073
See accompanying notes to financial statements.
79

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR S&P 600 Small Cap ETF	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 10,819,959	$ 13,067,264	$ 22,254,859
Dividend income — affiliated issuers	11,662	26,926	35,706
Unaffiliated securities lending income	86,747	130,059	162,892
Affiliated securities lending income	266,934	282,124	595,241
Foreign taxes withheld	(4,265)	(5,420)	(8,506)
TOTAL INVESTMENT INCOME (LOSS)	11,181,037	13,500,953	23,040,192
EXPENSES
Advisory fee	976,304	1,447,672	1,682,661
Trustees’ fees and expenses	9,942	14,941	15,888
Miscellaneous expenses	923	1,555	1,478
TOTAL EXPENSES	987,169	1,464,168	1,700,027
NET INVESTMENT INCOME (LOSS)	$ 10,193,868	$ 12,036,785	$ 21,340,165
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(32,705,992)	(128,753,293)	(130,755,712)
Investments — affiliated issuers	(286)	(253)	40
In-kind redemptions — unaffiliated issuers	67,735,559	173,116,214	281,031,131
Net realized gain (loss)	35,029,281	44,362,668	150,275,459
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	55,800,061	63,359,014	31,917,924
Investment — affiliated issuers	7	10	—
Net change in unrealized appreciation/depreciation	55,800,068	63,359,024	31,917,924
NET REALIZED AND UNREALIZED GAIN (LOSS)	90,829,349	107,721,692	182,193,383
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$101,023,217	$ 119,758,477	$ 203,533,548
See accompanying notes to financial statements.
80

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 11,002,075	$ 17,191,170
Net realized gain (loss)	62,727,624	(67,711,988)
Net change in unrealized appreciation/depreciation	26,932,217	91,294,224
Net increase (decrease) in net assets resulting from operations	100,661,916	40,773,406
Net equalization credits and charges	(86,623)	508,062
Distributions to shareholders	(11,515,674)	(18,732,749)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	541,823,287	801,796,249
Cost of shares redeemed	(593,796,360)	(338,806,856)
Net income equalization	86,623	(508,062)
Net increase (decrease) in net assets from beneficial interest transactions	(51,886,450)	462,481,331
Net increase (decrease) in net assets during the period	37,173,169	485,030,050
Net assets at beginning of period	1,680,729,605	1,195,699,555
NET ASSETS AT END OF PERIOD	$1,717,902,774	$1,680,729,605
SHARES OF BENEFICIAL INTEREST:
Shares sold	9,700,000	15,500,000
Shares redeemed	(10,600,000)	(6,650,000)
Net increase (decrease)	(900,000)	8,850,000
See accompanying notes to financial statements.
81

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 15,694,689	$ 21,025,145
Net realized gain (loss)	125,466,705	(25,953,873)
Net change in unrealized appreciation/depreciation	(31,478,321)	21,467,338
Net increase (decrease) in net assets resulting from operations	109,683,073	16,538,610
Net equalization credits and charges	(933,767)	1,394,251
Distributions to shareholders	(15,268,872)	(23,464,052)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	949,447,213	1,202,896,277
Cost of shares redeemed	(1,021,496,200)	(471,630,294)
Net income equalization	933,767	(1,394,251)
Net increase (decrease) in net assets from beneficial interest transactions	(71,115,220)	729,871,732
Net increase (decrease) in net assets during the period	22,365,214	724,340,541
Net assets at beginning of period	1,491,525,442	767,184,901
NET ASSETS AT END OF PERIOD	$ 1,513,890,656	$1,491,525,442
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,700,000	24,300,000
Shares redeemed	(19,100,000)	(10,000,000)
Net increase (decrease)	(1,400,000)	14,300,000
See accompanying notes to financial statements.
82

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 10,193,868	$ 16,265,630
Net realized gain (loss)	35,029,281	43,581,465
Net change in unrealized appreciation/depreciation	55,800,068	(100,199,169)
Net increase (decrease) in net assets resulting from operations	101,023,217	(40,352,074)
Net equalization credits and charges	(144,929)	209,780
Distributions to shareholders	(10,258,702)	(16,957,245)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	154,226,364	465,446,126
Cost of shares redeemed	(171,504,408)	(163,049,691)
Net income equalization	144,929	(209,780)
Net increase (decrease) in net assets from beneficial interest transactions	(17,133,115)	302,186,655
Net increase (decrease) in net assets during the period	73,486,471	245,087,116
Net assets at beginning of period	1,288,926,870	1,043,839,754
NET ASSETS AT END OF PERIOD	$1,362,413,341	$1,288,926,870
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,225,000	6,900,000
Shares redeemed	(2,475,000)	(2,300,000)
Net increase (decrease)	(250,000)	4,600,000
See accompanying notes to financial statements.
83

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 12,036,785	$ 19,663,932
Net realized gain (loss)	44,362,668	54,313,278
Net change in unrealized appreciation/depreciation	63,359,024	(156,461,419)
Net increase (decrease) in net assets resulting from operations	119,758,477	(82,484,209)
Net equalization credits and charges	(318,811)	327,271
Distributions to shareholders	(12,309,457)	(20,898,693)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	660,555,057	1,351,117,383
Cost of shares redeemed	(781,205,568)	(1,262,525,039)
Net income equalization	318,811	(327,271)
Net increase (decrease) in net assets from beneficial interest transactions	(120,331,700)	88,265,073
Net increase (decrease) in net assets during the period	(13,201,491)	(14,790,558)
Net assets at beginning of period	1,975,178,510	1,989,969,068
NET ASSETS AT END OF PERIOD	$1,961,977,019	$ 1,975,178,510
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,400,000	22,000,000
Shares redeemed	(12,400,000)	(21,100,000)
Net increase (decrease)	(2,000,000)	900,000
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,340,165	$ 33,273,908
Net realized gain (loss)	150,275,459	(75,206,715)
Net change in unrealized appreciation/depreciation	31,917,924	(93,732,167)
Net increase (decrease) in net assets resulting from operations	203,533,548	(135,664,974)
Net equalization credits and charges	(48,346)	1,758,643
Distributions to shareholders	(22,070,400)	(36,135,663)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,143,107,334	1,413,969,049
Cost of shares redeemed	(980,279,378)	(620,318,111)
Net income equalization	48,346	(1,758,643)
Net increase (decrease) in net assets from beneficial interest transactions	162,876,302	791,892,295
Net increase (decrease) in net assets during the period	344,291,104	621,850,301
Net assets at beginning of period	2,133,800,012	1,511,949,711
NET ASSETS AT END OF PERIOD	$2,478,091,116	$2,133,800,012
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,600,000	23,050,000
Shares redeemed	(15,050,000)	(10,550,000)
Net increase (decrease)	2,550,000	12,500,000
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Growth ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 54.22	$ 53.98	$ 47.77	$ 41.10	$ 41.68	$ 38.94
Income (loss) from investment operations:
Net investment income (loss) (b)	0.36	0.65	0.56	0.51	0.45	0.42
Net realized and unrealized gain (loss) (c)	2.87	0.26	6.74	6.72	(0.06)	3.01
Total from investment operations	3.23	0.91	7.30	7.23	0.39	3.43
Net equalization credits and charges (b)	(0.00)(d)	0.02	0.06	0.02	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.38)	(0.69)	(0.59)	(0.58)	(0.49)	(0.42)
Net realized gains	—	—	(0.56)	—	(0.49)	(0.28)
Total distributions	(0.38)	(0.69)	(1.15)	(0.58)	(0.98)	(0.70)
Net asset value, end of period	$ 57.07	$ 54.22	$ 53.98	$ 47.77	$ 41.10	$ 41.68
Total return (e)	5.99%	1.79%	15.51%	17.74%	1.07%	8.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,717,903	$1,680,730	$1,195,700	$573,287	$345,259	$243,839
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.21%
Net investment income (loss)	1.31%(f)	1.24%	1.08%	1.14%	1.13%	1.04%
Portfolio turnover rate (g)	37%(h)	38%	50%	54%	55%	53%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 400 Mid Cap Growth ETF underwent a 3-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 400 Mid Cap Value ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 51.34	$ 52.01	$ 48.14	$ 41.47	$ 42.85	$ 43.14
Income (loss) from investment operations:
Net investment income (loss) (b)	0.55	0.93	0.96	0.80	0.80	0.70
Net realized and unrealized gain (loss) (c)	3.45	(0.69)	4.18	6.72	(0.51)	0.74
Total from investment operations	4.00	0.24	5.14	7.52	0.29	1.44
Net equalization credits and charges (b)	(0.03)	0.06	0.10	0.03	0.06	(0.02)
Distributions to shareholders from:
Net investment income	(0.56)	(0.97)	(0.95)	(0.88)	(0.81)	(0.69)
Net realized gains	—	—	(0.42)	—	(0.92)	(1.02)
Total distributions	(0.56)	(0.97)	(1.37)	(0.88)	(1.73)	(1.71)
Net asset value, end of period	$ 54.75	$ 51.34	$ 52.01	$ 48.14	$ 41.47	$ 42.85
Total return (d)	7.77%	0.68%	10.98%	18.31%	1.13%	3.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,513,891	$1,491,525	$767,185	$346,625	$207,342	$124,247
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.21%
Net investment income (loss)	2.10%(e)	1.83%	1.90%	1.73%	2.02%	1.62%
Portfolio turnover rate (f)	36%(g)	35%	45%	51%	40%	44%
(a)	After the close of trading on June 12, 2018, SPDR S&P 400 Mid Cap Value ET underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 67.66	$ 72.24	$ 61.60	$ 52.17	$ 54.13	$ 52.70
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	0.94	0.87	0.79	0.73	0.67
Net realized and unrealized gain (loss) (c)	4.83	(4.55)	11.52	10.80	(0.89)	2.75
Total from investment operations	5.37	(3.61)	12.39	11.59	(0.16)	3.42
Net equalization credits and charges (b)	(0.01)	0.01	0.01	0.02	0.02	(0.02)
Distributions to shareholders from:
Net investment income	(0.55)	(0.98)	(0.89)	(0.77)	(0.74)	(0.70)
Net realized gains	—	—	(0.87)	(1.41)	(1.08)	(1.27)
Total distributions	(0.55)	(0.98)	(1.76)	(2.18)	(1.82)	(1.97)
Net asset value, end of period	$ 72.47	$ 67.66	$ 72.24	$ 61.60	$ 52.17	$ 54.13
Total return (d)	7.95%	(4.95)%	20.38%	22.35%	(0.10)%	6.55%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,362,413	$1,288,927	$1,043,840	$751,493	$443,392	$411,346
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.18%
Net investment income (loss)	1.57%(e)	1.37%	1.30%	1.33%	1.44%	1.28%
Portfolio turnover rate (f)	8%(g)	11%	14%	22%	25%	16%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Growth ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 60.96	$ 63.17	$ 54.12	$ 44.56	$ 47.46	$ 45.41
Income (loss) from investment operations:
Net investment income (loss) (b)	0.38	0.61	0.55	0.55	0.57	0.48
Net realized and unrealized gain (loss) (c)	3.61	(2.20)	11.19	9.53	(0.99)	3.64
Total from investment operations	3.99	(1.59)	11.74	10.08	(0.42)	4.12
Net equalization credits and charges (b)	(0.01)	0.01	0.02	0.02	0.02	0.02
Distributions to shareholders from:
Net investment income	(0.40)	(0.63)	(0.60)	(0.54)	(0.60)	(0.47)
Net realized gains	—	—	(2.11)	—	(1.90)	(1.62)
Total distributions	(0.40)	(0.63)	(2.71)	(0.54)	(2.50)	(2.09)
Net asset value, end of period	$ 64.54	$ 60.96	$ 63.17	$ 54.12	$ 44.56	$ 47.46
Total return (d)	6.54%	(2.47)%	22.28%	22.75%	(0.73)%	9.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,961,977	$1,975,179	$1,989,969	$1,298,877	$686,130	$560,024
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.20%
Net investment income (loss)	1.25%(e)	0.99%	0.95%	1.08%	1.29%	1.06%
Portfolio turnover rate (f)	40%(g)	37%	44%	59%	57%	49%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Growth ETF underwent a 4-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 600 Small Cap Value ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 60.70	$ 66.75	$ 59.60	$ 50.13	$ 53.04	$ 55.11
Income (loss) from investment operations:
Net investment income (loss) (b)	0.59	1.10	1.04	0.93	0.79	0.81
Net realized and unrealized gain (loss) (c)	5.05	(6.06)	9.55	9.89	(0.72)	1.08
Total from investment operations	5.64	(4.96)	10.59	10.83	0.07	1.89
Net equalization credits and charges (b)	(0.00)(d)	0.06	0.07	0.05	0.03	0.03
Distributions to shareholders from:
Net investment income	(0.61)	(1.15)	(1.05)	(0.91)	(0.79)	(0.84)
Net realized gains	—	—	(2.46)	(0.49)	(2.22)	(3.15)
Total distributions	(0.61)	(1.15)	(3.51)	(1.40)	(3.01)	(3.99)
Net asset value, end of period	$ 65.73	$ 60.70	$ 66.75	$ 59.60	$ 50.13	$ 53.04
Total return (e)	9.32%	(7.30)%	18.25%	21.76%	0.56%	3.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,478,091	$2,133,800	$1,511,950	$1,001,379	$501,368	$392,578
Ratios to average net assets:
Total expenses	0.15%(f)	0.15%	0.15%	0.15%	0.15%	0.21%
Net investment income (loss)	1.90%(f)	1.76%	1.65%	1.61%	1.63%	1.52%
Portfolio turnover rate (g)	41%(h)	34%	42%	53%	48%	42%
(a)	After the close of trading on June 12, 2018, the SPDR S&P 600 Small Cap Value ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
91

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
92

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the
93

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

REIT and/or SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales
94

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR S&P 400 Mid Cap Growth ETF
SPDR S&P 400 Mid Cap Value ETF
SPDR S&P 600 Small Cap ETF
SPDR S&P 600 Small Cap Growth ETF
SPDR S&P 600 Small Cap Value ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR S&P 400 Mid Cap Growth ETF	0.15%
SPDR S&P 400 Mid Cap Value ETF	0.15
SPDR S&P 600 Small Cap ETF	0.15
SPDR S&P 600 Small Cap Growth ETF	0.15
SPDR S&P 600 Small Cap Value ETF	0.15
95

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares.
96

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR S&P 400 Mid Cap Growth ETF	$614,392,801	$613,616,813
SPDR S&P 400 Mid Cap Value ETF	532,661,566	528,359,216
SPDR S&P 600 Small Cap ETF	108,402,612	104,968,573
SPDR S&P 600 Small Cap Growth ETF	770,532,541	775,962,862
SPDR S&P 600 Small Cap Value ETF	905,631,013	905,787,926
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P 400 Mid Cap Growth ETF	$ 533,515,779	$ 586,795,468	$133,480,550
SPDR S&P 400 Mid Cap Value ETF	930,918,565	1,006,414,083	184,222,499
SPDR S&P 600 Small Cap ETF	146,915,466	162,990,736	67,735,559
SPDR S&P 600 Small Cap Growth ETF	655,636,225	774,776,410	173,116,214
SPDR S&P 600 Small Cap Value ETF	1,134,440,756	956,746,932	281,031,131
97

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
98

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 400 Mid Cap Growth ETF	$1,545,855,071	$222,242,739	$ 19,569,221	$202,673,518
SPDR S&P 400 Mid Cap Value ETF	1,525,665,080	60,277,304	43,832,551	16,444,753
SPDR S&P 600 Small Cap ETF	1,300,053,367	227,425,362	109,033,015	118,392,347
SPDR S&P 600 Small Cap Growth ETF	1,851,328,648	207,369,169	28,902,430	178,466,739
SPDR S&P 600 Small Cap Value ETF	2,533,025,817	145,082,545	90,858,259	54,224,286
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash
99

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P 400 Mid Cap Growth ETF	$ 105,131,301	$ 31,519,367	$ 75,676,047	$ 107,195,414
SPDR S&P 400 Mid Cap Value ETF	117,813,975	27,901,400	92,179,313	120,080,713
SPDR S&P 600 Small Cap ETF	134,189,453	57,548,041	79,688,624	137,236,665
SPDR S&P 600 Small Cap Growth ETF	155,557,215	69,195,095	89,596,544	158,791,639
SPDR S&P 600 Small Cap Value ETF	220,721,465	112,024,283	113,403,361	225,427,644
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR S&P 400 Mid Cap Growth ETF	Common Stocks	$ 31,519,367	$—	$—	$—	$ 31,519,367	$ 31,519,367
SPDR S&P 400 Mid Cap Value ETF	Common Stocks	27,901,400	—	—	—	27,901,400	27,901,400
SPDR S&P 600 Small Cap ETF	Common Stocks	57,548,041	—	—	—	57,548,041	57,548,041
SPDR S&P 600 Small Cap Growth ETF	Common Stocks	69,195,095	—	—	—	69,195,095	69,195,095
SPDR S&P 600 Small Cap Value ETF	Common Stocks	112,024,283	—	—	—	112,024,283	112,024,283
100

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
101

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
102

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

	SPDR S&P 400 Mid Cap Growth ETF	SPDR S&P 400 Mid Cap Value ETF	SPDR S&P 600 Small Cap ETF
Annualized Expense Ratio	0.15%	0.15%	0.15%
Actual:
Ending Account Value	$1,059.90	$1,077.70	$1,079.50
Expenses Paid During Period(a)	0.78	0.78	0.78
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40	1,024.40
Expenses Paid During Period(a)	0.76	0.76	0.76
	SPDR S&P 600 Small Cap Growth ETF	SPDR S&P 600 Small Cap Value ETF
Annualized Expense Ratio	0.15%	0.15%
Actual:
Ending Account Value	$1,065.40	$1,093.20
Expenses Paid During Period(a)	0.78	0.79
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40
Expenses Paid During Period(a)	0.76	0.76
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
103

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
104

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDR46SAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Equity Funds
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Dow Jones REIT ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Prologis, Inc. REIT	7.8%
Simon Property Group, Inc. REIT	6.3
Welltower, Inc. REIT	4.6
Public Storage REIT	4.4
AvalonBay Communities, Inc. REIT	4.1
Equity Residential REIT	3.9
Digital Realty Trust, Inc. REIT	3.5
Ventas, Inc. REIT	3.0
Essex Property Trust, Inc. REIT	2.8
Boston Properties, Inc. REIT	2.7
TOTAL	43.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Residential REITS	25.3%
Retail REITS	15.0
Office REITS	13.7
Industrial REITS	12.6
Specialized REITS	12.0
Health Care REITS	11.3
Hotel & Resort REITS	6.9
Diversified REITS	2.7
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR S&P Biotech ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Mirati Therapeutics, Inc.	1.9%
Exact Sciences Corp.	1.8
BioMarin Pharmaceutical, Inc.	1.8
Intercept Pharmaceuticals, Inc.	1.7
Global Blood Therapeutics, Inc.	1.7
Medicines Co.	1.7
Amgen, Inc.	1.7
AbbVie, Inc.	1.7
Seattle Genetics, Inc.	1.7
Vertex Pharmaceuticals, Inc.	1.7
TOTAL	17.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Biotechnology	100.0%
Short Term Investments	8.4
Liabilities in Excess of Other Assets	(8.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR S&P Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
AbbVie, Inc.	2.4%
AT&T, Inc.	2.1
Amcor PLC	2.0
Exxon Mobil Corp.	1.8
People's United Financial, Inc.	1.7
Leggett & Platt, Inc.	1.6
International Business Machines Corp.	1.6
Tanger Factory Outlet Centers, Inc. REIT	1.5
Cardinal Health, Inc.	1.5
Chevron Corp.	1.5
TOTAL	17.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Industrials	18.6%
Financials	14.5
Consumer Staples	14.0
Materials	9.9
Consumer Discretionary	9.5
Utilities	9.4
Health Care	7.1
Real Estate	5.8
Communication Services	4.8
Energy	3.3
Information Technology	2.9
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.5%
Acadia Realty Trust REIT	309,727	$ 8,031,221
American Assets Trust, Inc. REIT	171,773	7,884,381
American Campus Communities, Inc. REIT	486,413	22,876,003
American Homes 4 Rent Class A REIT	905,873	23,742,931
Americold Realty Trust REIT	681,621	23,897,632
Apartment Investment & Management Co. Class A REIT	529,132	27,329,668
Apple Hospitality REIT, Inc.	744,121	12,091,966
Ashford Hospitality Trust, Inc. REIT	314,363	877,073
AvalonBay Communities, Inc. REIT	495,575	103,922,077
Boston Properties, Inc. REIT	510,261	70,344,581
Brandywine Realty Trust REIT	631,037	9,938,833
Brixmor Property Group, Inc. REIT	1,058,765	22,879,912
Camden Property Trust REIT	344,014	36,499,885
CBL & Associates Properties, Inc. REIT (a)	647,602	679,982
Chatham Lodging Trust REIT	168,070	3,082,404
Columbia Property Trust, Inc. REIT	413,079	8,637,482
CorePoint Lodging, Inc. REIT	139,816	1,493,235
Corporate Office Properties Trust REIT	396,237	11,641,443
Cousins Properties, Inc. REIT	519,449	21,401,299
CubeSmart REIT	685,064	21,565,815
DiamondRock Hospitality Co. REIT (a)	717,062	7,945,047
Digital Realty Trust, Inc. REIT (a)	740,545	88,672,858
Diversified Healthcare Trust REIT	839,747	7,087,465
Douglas Emmett, Inc. REIT	585,841	25,718,420
Duke Realty Corp. REIT	1,305,874	45,274,652
Easterly Government Properties, Inc. REIT	264,123	6,267,639
EastGroup Properties, Inc. REIT	136,263	18,078,012
Empire State Realty Trust, Inc. Class A REIT	534,796	7,465,752
Equity Commonwealth REIT	431,308	14,159,842
Equity LifeStyle Properties, Inc. REIT	646,207	45,486,511
Equity Residential REIT	1,239,708	100,317,171
Essex Property Trust, Inc. REIT	234,442	70,534,220
Extra Space Storage, Inc. REIT	460,134	48,599,353
Federal Realty Investment Trust REIT	249,590	32,129,721
First Industrial Realty Trust, Inc. REIT	449,302	18,650,526
Franklin Street Properties Corp. REIT (a)	383,911	3,286,278
Front Yard Residential Corp. REIT	175,613	2,167,064
Healthcare Realty Trust, Inc. REIT	473,165	15,789,516
Healthpeak Properties, Inc. REIT	1,756,411	60,543,487
Hersha Hospitality Trust REIT (a)	133,687	1,945,146
See accompanying notes to financial statements.
4

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Highwoods Properties, Inc. REIT	367,127	$ 17,956,182
Host Hotels & Resorts, Inc. REIT	2,545,298	47,215,278
Hudson Pacific Properties, Inc. REIT	548,384	20,646,658
Independence Realty Trust, Inc. REIT	322,523	4,541,124
Invitation Homes, Inc. REIT	1,910,477	57,256,996
JBG SMITH Properties REIT	417,675	16,661,056
Kilroy Realty Corp. REIT	346,595	29,079,321
Kimco Realty Corp. REIT (a)	1,500,459	31,074,506
Kite Realty Group Trust REIT	300,755	5,873,745
Liberty Property Trust REIT	560,600	33,664,030
Life Storage, Inc. REIT	165,098	17,876,811
LTC Properties, Inc. REIT	142,386	6,374,621
Macerich Co. REIT (a)	389,494	10,485,178
Mack-Cali Realty Corp. REIT	319,654	7,393,597
Mid-America Apartment Communities, Inc. REIT	404,792	53,375,873
National Storage Affiliates Trust REIT	212,511	7,144,620
Office Properties Income Trust REIT	172,620	5,548,007
Paramount Group, Inc. REIT	721,288	10,040,329
Park Hotels & Resorts, Inc. REIT	847,338	21,920,634
Pebblebrook Hotel Trust REIT (a)	462,043	12,387,373
Pennsylvania Real Estate Investment Trust (a)	220,383	1,174,641
Piedmont Office Realty Trust, Inc. Class A REIT	447,837	9,959,895
Prologis, Inc. REIT	2,243,400	199,976,676
PS Business Parks, Inc. REIT	70,846	11,680,380
Public Storage REIT	533,549	113,624,595
QTS Realty Trust, Inc. Class A REIT	205,440	11,149,229
Regency Centers Corp. REIT	595,376	37,562,272
Retail Opportunity Investments Corp. REIT	414,211	7,314,966
Retail Properties of America, Inc. Class A REIT	765,265	10,254,551
Retail Value, Inc. REIT	52,907	1,946,978
Rexford Industrial Realty, Inc. REIT	392,494	17,925,201
RLJ Lodging Trust REIT	602,796	10,681,545
RPT Realty REIT	286,855	4,314,299
Ryman Hospitality Properties, Inc. REIT	192,627	16,693,056
Seritage Growth Properties Class A REIT (a)	118,178	4,736,574
Service Properties Trust REIT	582,108	14,162,688
Simon Property Group, Inc. REIT	1,089,713	162,323,648
SITE Centers Corp. REIT	536,253	7,518,267
SL Green Realty Corp. REIT	289,677	26,615,523
Summit Hotel Properties, Inc. REIT (a)	375,687	4,635,978
Sun Communities, Inc. REIT	328,935	49,373,143
Sunstone Hotel Investors, Inc. REIT	795,021	11,066,692
See accompanying notes to financial statements.
5

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Tanger Factory Outlet Centers, Inc. REIT (a)	327,444	$ 4,823,250
Taubman Centers, Inc. REIT (a)	216,141	6,719,824
UDR, Inc. REIT	1,040,040	48,569,868
Universal Health Realty Income Trust REIT	45,347	5,321,924
Urban Edge Properties REIT	406,811	7,802,635
Ventas, Inc. REIT	1,322,620	76,368,079
Vornado Realty Trust REIT	562,809	37,426,798
Washington Prime Group, Inc. REIT (a)	680,313	2,476,339
Washington Real Estate Investment Trust (a)	288,670	8,423,391
Weingarten Realty Investors REIT	427,814	13,364,909
Welltower, Inc. REIT	1,441,018	117,846,452
Xenia Hotels & Resorts, Inc. REIT	403,425	8,718,014
TOTAL COMMON STOCKS (Cost $2,409,946,728)		2,548,004,722
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (b) (c)	5,709,414	5,709,985
State Street Navigator Securities Lending Portfolio II (d) (e)	41,053,513	41,053,513
TOTAL SHORT-TERM INVESTMENTS (Cost $46,763,498)		46,763,498
TOTAL INVESTMENTS — 101.4% (Cost $2,456,710,226)		2,594,768,220
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(34,609,638)
NET ASSETS — 100.0%		$ 2,560,158,582
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
See accompanying notes to financial statements.
6

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,548,004,722	$—	$—	$2,548,004,722
Short-Term Investments	46,763,498	—	—	46,763,498
TOTAL INVESTMENTS	$2,594,768,220	$—	$—	$2,594,768,220
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 89,902,044	$ 84,191,131	$(928)	$—	5,709,414	$ 5,709,985	$24,809
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,552,771	6,552,771	9,640,475	16,193,246	—	—	—	—	6,343
State Street Navigator Securities Lending Portfolio II	—	—	106,607,193	65,553,680	—	—	41,053,513	41,053,513	36,414
State Street Navigator Securities Lending Portfolio III	10,224,141	10,224,141	74,155,406	84,379,547	—	—	—	—	29,297
Total		$16,776,912	$280,305,118	$250,317,604	$(928)	$—		$46,763,498	$96,863
See accompanying notes to financial statements.
7

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
AbbVie, Inc.	840,516	$ 74,419,287
ACADIA Pharmaceuticals, Inc. (a) (b)	1,665,137	71,234,561
Acceleron Pharma, Inc. (a) (b)	521,065	27,626,866
Achillion Pharmaceuticals, Inc. (a)	2,265,938	13,663,606
Adverum Biotechnologies, Inc. (a) (b)	2,019,108	23,260,124
Agenus, Inc. (a) (b)	1,439,814	5,860,043
Agios Pharmaceuticals, Inc. (a) (b)	1,118,900	53,427,475
Aimmune Therapeutics, Inc. (a) (b)	1,290,510	43,193,370
Akcea Therapeutics, Inc. (a) (b)	401,938	6,808,830
Akebia Therapeutics, Inc. (a) (b)	1,075,107	6,794,676
Alector, Inc. (a) (b)	496,912	8,561,794
Alexion Pharmaceuticals, Inc. (a)	668,635	72,312,875
Alkermes PLC (a)	2,710,151	55,287,080
Allakos, Inc. (a) (b)	392,116	37,392,182
Allogene Therapeutics, Inc. (a) (b)	914,847	23,767,725
Alnylam Pharmaceuticals, Inc. (a)	627,067	72,219,306
AMAG Pharmaceuticals, Inc. (a) (b)	1,443,277	17,564,681
Amgen, Inc.	311,862	75,180,572
Amicus Therapeutics, Inc. (a)	5,708,217	55,598,034
AnaptysBio, Inc. (a) (b) (c)	1,435,930	23,333,863
Anika Therapeutics, Inc. (a)	352,230	18,263,126
Apellis Pharmaceuticals, Inc. (a)	1,322,138	40,483,866
Arena Pharmaceuticals, Inc. (a)	808,557	36,724,659
ArQule, Inc. (a)	1,889,307	37,710,568
Arrowhead Pharmaceuticals, Inc. (a) (b)	1,110,856	70,461,596
Atara Biotherapeutics, Inc. (a) (b)	1,189,189	19,585,943
Athenex, Inc. (a) (b)	1,133,169	17,303,491
Audentes Therapeutics, Inc. (a)	408,092	24,420,225
Avrobio, Inc. (a) (b)	240,803	4,847,364
BioCryst Pharmaceuticals, Inc. (a) (b)	2,749,146	9,484,554
Biogen, Inc. (a)	248,708	73,799,125
Biohaven Pharmaceutical Holding Co., Ltd. (a)	1,092,310	59,465,356
BioMarin Pharmaceutical, Inc. (a)	920,907	77,862,687
Bluebird Bio, Inc. (a) (b)	822,560	72,179,640
Blueprint Medicines Corp. (a)	856,700	68,630,237
Bridgebio Pharma, Inc. (a)	362,208	12,695,390
CareDx, Inc. (a) (b)	1,692,438	36,505,888
Catalyst Pharmaceuticals, Inc. (a) (b) (c)	5,445,274	20,419,778
ChemoCentryx, Inc. (a)	220,112	8,705,430
Clovis Oncology, Inc. (a) (b)	2,693,158	28,076,172
See accompanying notes to financial statements.
8

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Coherus Biosciences, Inc. (a) (b)	2,218,856	$ 39,950,502
Cytokinetics, Inc. (a) (b)	903,178	9,582,719
Deciphera Pharmaceuticals, Inc. (a)	628,800	39,136,512
Denali Therapeutics, Inc. (a) (b)	539,954	9,405,999
Dicerna Pharmaceuticals, Inc. (a)	552,524	12,172,104
Dynavax Technologies Corp. (a) (b)	1,684,450	9,635,054
Eagle Pharmaceuticals, Inc. (a) (b)	303,815	18,253,205
Editas Medicine, Inc. (a) (b)	927,098	27,451,372
Emergent BioSolutions, Inc. (a)	745,214	40,204,295
Enanta Pharmaceuticals, Inc. (a)	347,587	21,473,925
Epizyme, Inc. (a) (b)	885,474	21,782,660
Esperion Therapeutics, Inc. (a) (b)	590,104	35,187,902
Exact Sciences Corp. (a) (b)	846,648	78,298,007
Exelixis, Inc. (a)	4,143,072	73,000,929
Fate Therapeutics, Inc. (a)	1,129,463	22,103,591
FibroGen, Inc. (a)	1,017,544	43,642,462
Flexion Therapeutics, Inc. (a) (b)	965,044	19,976,411
G1 Therapeutics, Inc. (a) (b)	708,477	18,725,047
Gilead Sciences, Inc.	1,122,506	72,940,440
Global Blood Therapeutics, Inc. (a) (b)	960,305	76,334,644
Gossamer Bio, Inc. (a) (b)	803,780	12,563,081
Halozyme Therapeutics, Inc. (a)	1,534,536	27,207,323
Heron Therapeutics, Inc. (a) (b)	1,668,939	39,220,066
Homology Medicines, Inc. (a) (b)	328,437	6,798,646
ImmunoGen, Inc. (a) (b)	2,339,439	11,942,836
Immunomedics, Inc. (a) (b)	3,189,193	67,483,324
Incyte Corp. (a)	806,794	70,449,252
Insmed, Inc. (a) (b)	1,620,026	38,686,221
Intellia Therapeutics, Inc. (a) (b)	856,055	12,558,327
Intercept Pharmaceuticals, Inc. (a) (b)	618,454	76,638,820
Intrexon Corp. (a) (b)	2,164,611	11,862,068
Invitae Corp. (a) (b)	4,279,394	69,026,625
Ionis Pharmaceuticals, Inc. (a)	1,170,956	70,737,452
Iovance Biotherapeutics, Inc. (a)	1,938,215	53,649,791
Ironwood Pharmaceuticals, Inc. (a) (b)	2,568,195	34,182,675
Kadmon Holdings, Inc. (a)	866,612	3,925,752
Karuna Therapeutics, Inc. (a) (b)	42,304	3,187,183
Karyopharm Therapeutics, Inc. (a) (b)	1,988,375	38,117,149
Kodiak Sciences, Inc. (a) (b)	188,096	13,533,507
Krystal Biotech, Inc. (a) (b)	235,679	13,051,903
Kura Oncology, Inc. (a)	405,570	5,576,588
Ligand Pharmaceuticals, Inc. (a) (b)	696,225	72,609,305
See accompanying notes to financial statements.
9

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MacroGenics, Inc. (a)	940,151	$ 10,228,843
Madrigal Pharmaceuticals, Inc. (a) (b)	295,088	26,885,468
Medicines Co. (a) (b)	893,677	75,908,924
Mirati Therapeutics, Inc. (a) (b)	657,748	84,757,407
Moderna, Inc. (a) (b)	3,062,658	59,905,590
Momenta Pharmaceuticals, Inc. (a)	816,646	16,112,426
Myriad Genetics, Inc. (a)	1,613,911	43,946,797
Natera, Inc. (a)	1,232,936	41,537,614
Neurocrine Biosciences, Inc. (a)	667,631	71,763,656
NextCure, Inc. (a)	190,044	10,705,179
OPKO Health, Inc. (a) (b)	9,717,330	14,284,475
Portola Pharmaceuticals, Inc. (a) (b)	1,664,040	39,737,275
Principia Biopharma, Inc. (a)	251,328	13,767,748
Progenics Pharmaceuticals, Inc. (a)	1,874,480	9,541,103
Prothena Corp. PLC (a)	234,950	3,719,259
PTC Therapeutics, Inc. (a)	1,122,650	53,920,879
Puma Biotechnology, Inc. (a) (b) (c)	2,869,825	25,110,969
Ra Pharmaceuticals, Inc. (a)	922,011	43,269,976
Radius Health, Inc. (a) (b)	1,341,555	27,045,749
Regeneron Pharmaceuticals, Inc. (a)	196,088	73,627,122
REGENXBIO, Inc. (a)	937,173	38,395,978
Retrophin, Inc. (a) (b)	873,640	12,405,688
Rhythm Pharmaceuticals, Inc. (a) (b)	392,263	9,006,358
Rocket Pharmaceuticals, Inc. (a) (b)	297,066	6,761,222
Sage Therapeutics, Inc. (a) (b)	1,013,126	73,137,566
Sangamo Therapeutics, Inc. (a) (b)	2,451,219	20,516,703
Sarepta Therapeutics, Inc. (a) (b)	559,110	72,147,554
Seattle Genetics, Inc. (a)	648,379	74,083,785
Spectrum Pharmaceuticals, Inc. (a)	1,583,877	5,765,312
Stemline Therapeutics, Inc. (a) (b)	1,280,978	13,616,796
TG Therapeutics, Inc. (a) (b)	1,713,691	19,021,970
Turning Point Therapeutics, Inc. (a)	515,490	32,109,872
Twist Bioscience Corp. (a) (b)	437,659	9,190,839
Ultragenyx Pharmaceutical, Inc. (a) (b)	1,071,235	45,752,447
United Therapeutics Corp. (a)	823,762	72,556,957
Vanda Pharmaceuticals, Inc. (a)	994,679	16,322,682
Veracyte, Inc. (a) (b)	1,025,206	28,623,752
Vericel Corp. (a) (b)	830,087	14,443,514
Vertex Pharmaceuticals, Inc. (a)	337,157	73,820,525
Viking Therapeutics, Inc. (a) (b)	2,291,114	18,374,734
Voyager Therapeutics, Inc. (a) (b)	825,755	11,519,282
Xencor, Inc. (a) (b)	557,945	19,187,729
See accompanying notes to financial statements.
10

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Y-mAbs Therapeutics, Inc. (a)	319,204	$ 9,975,125
ZIOPHARM Oncology, Inc. (a) (b)	2,577,645	12,166,484
TOTAL COMMON STOCKS (Cost $4,822,011,609)		4,402,077,052
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	2,410,902	2,411,143
State Street Navigator Securities Lending Portfolio II (f) (g)	368,737,516	368,737,516
TOTAL SHORT-TERM INVESTMENTS (Cost $371,148,659)		371,148,659
TOTAL INVESTMENTS — 108.4% (Cost $5,193,160,268)		4,773,225,711
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(369,073,204)
NET ASSETS — 100.0%		$ 4,404,152,507
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,402,077,052	$—	$—	$4,402,077,052
Short-Term Investments	371,148,659	—	—	371,148,659
TOTAL INVESTMENTS	$4,773,225,711	$—	$—	$4,773,225,711
See accompanying notes to financial statements.
11

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
Acorda Therapeutics, Inc.	2,503,039	$ 19,198,309	$ 3,419,375	$ 12,395,092	$ (36,549,619)	$ —*	—	$ —*	$ —
AnaptysBio, Inc.	470,813	26,563,269	35,419,619	17,974,238	(1,411,885)	(19,262,902)	1,435,930	23,333,863	—
Catalyst Pharmaceuticals, Inc.	—	—	31,512,320	6,017,535	(344,512)	(4,730,495)	5,445,274	20,419,778	—
Clovis Oncology, Inc.	4,344,916	64,608,901	42,460,946	34,691,511	(120,852,476)	—*	2,693,158	—*	—
Puma Biotechnology, Inc.	4,163,214	52,914,450	33,300,854	48,259,708	(57,312,014)	44,467,387	2,869,825	25,110,969	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	122,956,355	120,544,975	(237)	—	2,410,902	2,411,143	46,105
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,012,403	2,012,403	102,679,821	104,692,224	—	—*	—	—*	37,546
State Street Navigator Securities Lending Portfolio II	—	—	522,176,205	153,438,689	—	—	368,737,516	368,737,516	407,823
State Street Navigator Securities Lending Portfolio III	251,159,946	251,159,946	472,618,174	723,778,120	—	—*	—	—*	1,428,465
Viking Therapeutics, Inc.	5,730,107	47,559,888	28,152,706	51,822,104	(40,315,817)	—*	2,291,114	—*	—
Total		$464,017,166	$1,394,696,375	$1,273,614,196	$(256,786,560)	$ 20,473,990		$440,013,269	$1,919,939
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2019.
*	As of December 31, 2019, no longer an affiliate.
See accompanying notes to financial statements.
12

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
General Dynamics Corp.	926,747	$ 163,431,834
United Technologies Corp.	1,088,408	162,999,982
		326,431,816
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc. (a)	1,950,531	152,531,524
Expeditors International of Washington, Inc.	1,311,516	102,324,478
		254,856,002
BANKS — 6.1%
Bank OZK (b)	8,186,127	249,717,804
Commerce Bancshares, Inc. (a)	2,020,637	137,282,078
Community Bank System, Inc.	1,760,085	124,860,430
Cullen/Frost Bankers, Inc. (a)	2,516,135	246,027,680
People's United Financial, Inc.	19,584,649	330,980,568
United Bankshares, Inc. (a)	3,533,594	136,608,744
		1,225,477,304
BEVERAGES — 2.5%
Brown-Forman Corp. Class B (a)	1,172,623	79,269,315
Coca-Cola Co.	3,901,710	215,959,648
PepsiCo, Inc.	1,464,915	200,209,933
		495,438,896
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	5,335,786	472,430,492
BUILDING PRODUCTS — 0.6%
AO Smith Corp.	2,626,095	125,107,166
CAPITAL MARKETS — 4.2%
Eaton Vance Corp.	5,039,032	235,272,404
Franklin Resources, Inc. (a)	9,283,972	241,197,593
S&P Global, Inc.	271,623	74,166,660
SEI Investments Co.	1,351,693	88,508,858
T Rowe Price Group, Inc.	1,701,899	207,359,374
		846,504,889
CHEMICALS — 5.1%
Air Products & Chemicals, Inc.	717,009	168,489,945
Albemarle Corp. (a)	2,207,333	161,223,602
Ecolab, Inc.	353,014	68,128,172
HB Fuller Co. (a)	2,075,641	107,040,806
See accompanying notes to financial statements.
13

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Linde PLC	678,663	$ 144,487,353
PPG Industries, Inc.	1,009,839	134,803,408
RPM International, Inc.	2,151,420	165,142,999
Sherwin-Williams Co.	103,801	60,572,036
		1,009,888,321
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc. (b)	3,506,678	132,236,827
Brady Corp. Class A	2,077,056	118,932,227
Cintas Corp.	203,519	54,762,892
MSA Safety, Inc.	998,774	126,205,083
		432,137,029
CONTAINERS & PACKAGING — 3.6%
Amcor PLC	37,688,569	408,544,088
AptarGroup, Inc.	751,073	86,839,060
Sonoco Products Co.	3,705,548	228,706,423
		724,089,571
DISTRIBUTORS — 1.1%
Genuine Parts Co.	2,133,860	226,679,948
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	10,614,974	414,833,184
ELECTRIC UTILITIES — 0.8%
NextEra Energy, Inc.	654,922	158,595,911
ELECTRICAL EQUIPMENT — 2.5%
Emerson Electric Co.	3,041,253	231,925,954
nVent Electric PLC (b)	10,518,766	269,070,034
		500,995,988
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.8%
Essex Property Trust, Inc. REIT	530,558	159,623,680
Federal Realty Investment Trust REIT	1,603,081	206,364,617
National Retail Properties, Inc. REIT	4,582,019	245,687,859
Realty Income Corp. REIT	3,185,402	234,541,149
Tanger Factory Outlet Centers, Inc. REIT (a) (b)	21,035,808	309,857,452
		1,156,074,757
FOOD & STAPLES RETAILING — 2.7%
Sysco Corp.	1,804,163	154,328,103
Walmart, Inc.	1,087,341	129,219,605
Walgreens Boots Alliance, Inc.	4,405,316	259,737,431
		543,285,139
See accompanying notes to financial statements.
14

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 4.6%
Archer-Daniels-Midland Co.	6,095,987	$ 282,548,997
Hormel Foods Corp. (a)	3,407,357	153,705,874
J.M. Smucker Co.	2,140,356	222,875,270
Lancaster Colony Corp.	978,180	156,606,618
McCormick & Co., Inc.	660,976	112,187,457
		927,924,216
GAS UTILITIES — 3.8%
Atmos Energy Corp.	1,178,619	131,840,321
National Fuel Gas Co. (a) (b)	5,906,210	274,875,014
New Jersey Resources Corp.	4,074,427	181,597,211
UGI Corp.	3,883,969	175,400,040
		763,712,586
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Abbott Laboratories	1,363,177	118,405,554
Becton Dickinson and Co.	358,943	97,621,728
Medtronic PLC	1,369,261	155,342,660
West Pharmaceutical Services, Inc.	235,581	35,414,892
		406,784,834
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Cardinal Health, Inc.	5,948,566	300,878,468
HOTELS, RESTAURANTS & LEISURE — 0.9%
McDonald's Corp.	861,265	170,194,577
HOUSEHOLD DURABLES — 1.6%
Leggett & Platt, Inc. (a)	6,401,508	325,388,652
HOUSEHOLD PRODUCTS — 4.2%
Church & Dwight Co., Inc.	1,157,588	81,424,740
Clorox Co.	1,342,552	206,135,434
Colgate-Palmolive Co.	2,482,152	170,871,344
Kimberly-Clark Corp.	1,555,343	213,937,430
Procter & Gamble Co.	1,393,755	174,079,999
		846,448,947
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	1,569,008	276,804,391
Carlisle Cos., Inc.	648,474	104,949,032
Roper Technologies, Inc.	113,154	40,082,542
		421,835,965
See accompanying notes to financial statements.
15

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
INSURANCE — 4.2%
Aflac, Inc.	2,847,267	$ 150,620,424
Brown & Brown, Inc.	1,746,368	68,946,609
Chubb, Ltd.	891,487	138,768,866
Cincinnati Financial Corp.	1,207,510	126,969,677
Old Republic International Corp.	10,717,153	239,742,713
RenaissanceRe Holdings, Ltd.	274,801	53,866,492
RLI Corp.	748,161	67,349,453
		846,264,234
IT SERVICES — 2.4%
Automatic Data Processing, Inc.	873,212	148,882,646
International Business Machines Corp.	2,409,549	322,975,948
		471,858,594
LEISURE EQUIPMENT & PRODUCTS — 1.0%
Polaris, Inc.	1,994,789	202,870,041
MACHINERY — 6.6%
Caterpillar, Inc.	1,766,689	260,904,631
Donaldson Co., Inc.	2,223,505	128,118,358
Dover Corp.	1,384,220	159,545,197
Illinois Tool Works, Inc.	1,238,207	222,419,123
Lincoln Electric Holdings, Inc. (a)	1,758,226	170,073,201
Nordson Corp.	486,703	79,254,717
Pentair PLC	3,319,479	152,264,502
Stanley Black & Decker, Inc.	946,236	156,829,155
		1,329,408,884
MEDIA — 1.8%
John Wiley & Sons, Inc. Class A (b)	2,442,244	118,497,679
Meredith Corp. (a) (b)	7,350,961	238,685,704
		357,183,383
METALS & MINING — 1.2%
Nucor Corp.	4,322,599	243,275,872
MULTI-UTILITIES — 3.1%
Black Hills Corp.	2,410,437	189,315,722
Consolidated Edison, Inc.	2,409,141	217,954,986
MDU Resources Group, Inc.	7,421,116	220,481,357
		627,752,065
MULTILINE RETAIL — 1.1%
Target Corp.	1,623,766	208,183,039
See accompanying notes to financial statements.
16

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 3.3%
Chevron Corp.	2,474,676	$ 298,223,205
Exxon Mobil Corp.	5,171,520	360,868,665
		659,091,870
PHARMACEUTICALS — 1.2%
Johnson & Johnson	1,670,018	243,605,526
SOFTWARE — 0.5%
CDK Global, Inc.	1,832,093	100,178,845
SPECIALTY RETAIL — 1.8%
Lowe's Cos., Inc.	1,308,307	156,682,846
Ross Stores, Inc.	609,526	70,961,017
TJX Cos., Inc.	2,024,371	123,608,093
		351,251,956
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Kontoor Brands, Inc. (a) (b) (c)	6,039,984	253,618,928
VF Corp.	1,542,878	153,763,222
		407,382,150
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Fastenal Co.	5,252,329	194,073,557
W.W. Grainger, Inc.	445,837	150,924,741
		344,998,298
WATER UTILITIES — 1.7%
American States Water Co. (a)	1,043,360	90,396,710
Aqua America, Inc. (a)	3,276,324	153,790,649
California Water Service Group	1,978,842	102,029,093
		346,216,452
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc. (b)	7,133,044	181,393,309
TOTAL COMMON STOCKS (Cost $17,203,802,223)		19,996,909,176
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	9,814,276	9,815,258
See accompanying notes to financial statements.
17

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	547,409,680	$ 547,409,680
TOTAL SHORT-TERM INVESTMENTS (Cost $557,224,938)		557,224,938
TOTAL INVESTMENTS — 102.6% (Cost $17,761,027,161)		20,554,134,114
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(516,033,819)
NET ASSETS — 100.0%		$ 20,038,100,295
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$19,996,909,176	$—	$—	$19,996,909,176
Short-Term Investments	557,224,938	—	—	557,224,938
TOTAL INVESTMENTS	$20,554,134,114	$—	$—	$20,554,134,114
See accompanying notes to financial statements.
18

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
ABM Industries, Inc.	3,755,454	$ 150,218,160	$ 35,981,697	$ 49,465,562	$ 9,714,236	$ (14,211,704)	3,506,678	$ 132,236,827	$ 1,847,852
Bank OZK	7,011,092	210,963,758	43,708,779	8,670,097	366,587	3,348,777	8,186,127	249,717,804	3,512,066
Brady Corp.	2,701,251	133,225,699	22,724,385	55,100,483	5,247,405	—*	2,077,056	—*	—
Eaton Vance Corp.	5,890,022	254,036,649	43,746,403	80,765,668	15,252,694	—*	5,039,032	—*	—
John Wiley & Sons, Inc.	3,190,542	146,318,256	24,565,041	59,048,494	(14,932,694)	21,595,570	2,442,244	118,497,679	2,958,826
Kontoor Brands, Inc.	254,938	7,143,363	221,263,278	1,550,841	544,629	26,218,499	6,039,984	253,618,928	3,518,372
Leggett & Platt, Inc.	6,012,837	230,712,556	102,836,501	99,528,374	37,746,826	—*	6,401,508	—*	—
Meredith Corp.	3,377,760	185,979,466	161,466,505	5,745,993	(804,568)	(102,209,706)	7,350,961	238,685,704	6,345,141
National Fuel Gas Co.	3,323,623	175,321,113	129,076,711	8,100,724	67,921	(21,490,007)	5,906,210	274,875,014	4,716,901
nVent Electric PLC	6,616,421	164,021,077	98,736,054	6,263,992	13,502	12,563,393	10,518,766	269,070,034	2,551,948
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	402,931,936	393,115,004	(1,674)	—	9,814,276	9,815,258	326,695
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,868,771	3,868,771	53,013,411	56,882,182	—	—	—	—	79,583
State Street Navigator Securities Lending Portfolio II	—	—	899,198,924	351,789,244	—	—	547,409,680	547,409,680	619,230
State Street Navigator Securities Lending Portfolio III	72,674,127	72,674,127	517,136,810	589,810,937	—	—	—	—	489,080
Tanger Factory Outlet Centers, Inc.	12,260,632	198,744,845	151,963,817	10,071,390	(212,628)	(30,567,192)	21,035,808	309,857,452	11,798,762
Telephone & Data Systems, Inc.	4,740,780	144,119,712	75,255,729	12,237,665	(468,730)	(25,275,737)	7,133,044	181,393,309	1,968,263
Total		$2,077,347,552	$2,983,605,981	$1,788,146,650	$ 52,533,506	$(130,028,107)		$2,585,177,689	$40,732,719
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2019.
*	As of December 31, 2019, no longer an affiliate.
See accompanying notes to financial statements.
19

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,548,004,722	$ 4,333,212,442	$17,968,956,425
Investments in affiliated issuers, at value	46,763,498	440,013,269	2,585,177,689
Total Investments	2,594,768,220	4,773,225,711	20,554,134,114
Cash	—	46,249,215	134
Receivable for fund shares sold	—	642,264	3,406
Dividends receivable — unaffiliated issuers	11,874,617	—	35,192,395
Dividends receivable — affiliated issuers	6,776	23,394	1,593,149
Securities lending income receivable — unaffiliated issuers	8,357	98,095	151,088
Securities lending income receivable — affiliated issuers	23,542	217,901	354,631
Other Receivable	—	386	—
TOTAL ASSETS	2,606,681,512	4,820,456,966	20,591,428,917
LIABILITIES
Payable upon return of securities loaned	41,053,513	368,737,516	547,409,680
Payable for investments purchased	4,912,015	46,237,326	—
Advisory fee payable	550,388	1,318,214	5,884,319
Trustees’ fees and expenses payable	7,014	11,403	34,623
TOTAL LIABILITIES	46,522,930	416,304,459	553,328,622
NET ASSETS	$2,560,158,582	$ 4,404,152,507	$20,038,100,295
NET ASSETS CONSIST OF:
Paid-in Capital	$2,470,878,182	$ 7,535,797,145	$17,435,665,995
Total distributable earnings (loss)	89,280,400	(3,131,644,638)	2,602,434,300
NET ASSETS	$2,560,158,582	$ 4,404,152,507	$20,038,100,295
NET ASSET VALUE PER SHARE
Net asset value per share	$ 102.07	$ 95.22	$ 107.59
Shares outstanding (unlimited amount authorized, $0.01 par value)	25,081,617	46,250,000	186,253,658
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,409,946,728	$ 4,704,115,051	$14,886,422,631
Investments in affiliated issuers	46,763,498	489,045,217	2,874,604,530
Total cost of investments	$2,456,710,226	$ 5,193,160,268	$17,761,027,161
* Includes investments in securities on loan, at value	$ 119,379,581	$ 1,277,941,830	$ 1,200,933,789
See accompanying notes to financial statements.
20

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 51,897,850	$ 3,802,626	$ 260,192,754
Dividend income — affiliated issuers	31,152	83,651	39,624,409
Unaffiliated securities lending income	63,373	714,663	709,269
Affiliated securities lending income	65,711	1,836,288	1,108,310
TOTAL INVESTMENT INCOME (LOSS)	52,058,086	6,437,228	301,634,742
EXPENSES
Advisory fee	3,342,457	7,073,674	33,456,845
Trustees’ fees and expenses	21,664	33,142	142,812
Miscellaneous expenses	2,046	3,568	13,278
TOTAL EXPENSES	3,366,167	7,110,384	33,612,935
NET INVESTMENT INCOME (LOSS)	$ 48,691,919	$ (673,156)	$ 268,021,807
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(12,829,952)	(244,575,119)	(53,419,867)
Investments — affiliated issuers	(928)	(286,669,912)	(17,956,404)
In-kind redemptions — unaffiliated issuers	82,643,735	491,058,243	1,147,770,522
In-kind redemptions — affiliated issuers	—	29,883,352	70,489,910
Net realized gain (loss)	69,812,855	(10,303,436)	1,146,884,161
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	16,229,295	169,441,345	228,299,274
Investment — affiliated issuers	—	152,055,328	(177,060,506)
Net change in unrealized appreciation/depreciation	16,229,295	321,496,673	51,238,768
NET REALIZED AND UNREALIZED GAIN (LOSS)	86,042,150	311,193,237	1,198,122,929
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$134,734,069	$ 310,520,081	$1,466,144,736
See accompanying notes to financial statements.
21

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 48,691,919	$ 75,636,619
Net realized gain (loss)	69,812,855	260,714,090
Net change in unrealized appreciation/depreciation	16,229,295	(112,467,319)
Net increase (decrease) in net assets resulting from operations	134,734,069	223,883,390
Net equalization credits and charges	(312,821)	250,719
Distributions to shareholders	(51,627,777)	(101,343,386)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	290,215,055	999,735,367
Cost of shares redeemed	(345,958,563)	(1,153,109,832)
Net income equalization	312,821	(250,719)
Net increase (decrease) in net assets from beneficial interest transactions	(55,430,687)	(153,625,184)
Net increase (decrease) in net assets during the period	27,362,784	(30,834,461)
Net assets at beginning of period	2,532,795,798	2,563,630,259
NET ASSETS AT END OF PERIOD	$2,560,158,582	$ 2,532,795,798
SHARES OF BENEFICIAL INTEREST:
Shares sold	2,825,000	10,400,000
Shares redeemed	(3,375,000)	(12,100,000)
Net increase (decrease)	(550,000)	(1,700,000)
See accompanying notes to financial statements.
22

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (673,156)	$ 2,330,693
Net realized gain (loss)	(10,303,436)	(227,333,914)
Net change in unrealized appreciation/depreciation	321,496,673	(314,583,650)
Net increase (decrease) in net assets resulting from operations	310,520,081	(539,586,871)
Net equalization credits and charges	129,801	215,871
Distributions to shareholders	(194,980)	(4,996,708)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	6,773,396,023	14,940,138,891
Cost of shares redeemed	(7,092,436,501)	(15,215,669,669)
Net income equalization	(129,801)	(215,871)
Net increase (decrease) in net assets from beneficial interest transactions	(319,170,279)	(275,746,649)
Net increase (decrease) in net assets during the period	(8,715,377)	(820,114,357)
Net assets at beginning of period	4,412,867,884	5,232,982,241
NET ASSETS AT END OF PERIOD	$ 4,404,152,507	$ 4,412,867,884
SHARES OF BENEFICIAL INTEREST:
Shares sold	78,550,000	173,950,000
Shares redeemed	(82,550,000)	(178,650,000)
Net increase (decrease)	(4,000,000)	(4,700,000)
See accompanying notes to financial statements.
23

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 268,021,807	$ 424,527,653
Net realized gain (loss)	1,146,884,161	1,656,443,637
Net change in unrealized appreciation/depreciation	51,238,768	(65,735,810)
Net increase (decrease) in net assets resulting from operations	1,466,144,736	2,015,235,480
Net equalization credits and charges	(447,381)	3,640,194
Distributions to shareholders	(275,189,856)	(431,641,309)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,536,476,196	6,965,569,606
Cost of shares redeemed	(3,387,359,539)	(5,203,085,444)
Net income equalization	447,381	(3,640,194)
Net increase (decrease) in net assets from beneficial interest transactions	149,564,038	1,758,843,968
Net increase (decrease) in net assets during the period	1,340,071,537	3,346,078,333
Net assets at beginning of period	18,698,028,758	15,351,950,425
NET ASSETS AT END OF PERIOD	$20,038,100,295	$18,698,028,758
SHARES OF BENEFICIAL INTEREST:
Shares sold	34,000,000	73,400,000
Shares redeemed	(32,950,000)	(53,900,000)
Net increase (decrease)	1,050,000	19,500,000
See accompanying notes to financial statements.
24

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Dow Jones REIT ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 98.82	$ 93.80	$ 92.99	$ 99.44	$ 84.38	$ 82.99
Income (loss) from investment operations:
Net investment income (loss) (a)	1.88	2.74	2.47	1.62	2.83	2.28
Net realized and unrealized gain (loss) (b)	3.40	5.92	1.20	(4.28)	15.72	1.91
Total from investment operations	5.28	8.66	3.67	(2.66)	18.55	4.19
Net equalization credits and charges (a)	(0.01)	0.01	(0.04)	(0.09)	0.03	0.01
Distributions to shareholders from:
Net investment income	(2.02)	(3.65)	(2.82)	(3.70)	(3.52)	(2.81)
Net asset value, end of period	$ 102.07	$ 98.82	$ 93.80	$ 92.99	$ 99.44	$ 84.38
Total return (c)	5.34%	9.58%	4.03%	(2.73)%	22.43%	4.97%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,560,159	$2,532,796	$2,563,630	$3,015,901	$3,816,521	$2,863,030
Ratios to average net assets:
Total expenses	0.25%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	3.64%(d)	2.89%	2.72%	1.71%	3.14%	2.55%
Portfolio turnover rate (e)	3%(f)	9%	6%	9%	10%	5%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
25

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Biotech ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 87.82	$ 95.23	$ 77.15	$ 54.16	$ 84.11	$ 51.33
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.01)	0.04	0.20	0.20	0.29	0.52
Net realized and unrealized gain (loss) (c)	7.41	(7.37)	18.06	22.97	(29.93)	32.83
Total from investment operations	7.40	(7.33)	18.26	23.17	(29.64)	33.35
Net equalization credits and charges (b)	0.00(d)	0.00(d)	0.01	(0.00)(d)	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.00)(d)	(0.08)	(0.19)	(0.18)	(0.30)	(0.58)
Net asset value, end of period	$ 95.22	$ 87.82	$ 95.23	$ 77.15	$ 54.16	$ 84.11
Total return (e)	8.44%	(7.70)%	23.69%	42.80%	(35.30)%	65.37%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,404,153	$4,412,868	$5,232,982	$3,548,969	$1,873,833	$2,750,480
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.03)%(f)	0.05%	0.23%	0.30%	0.45%	0.81%
Portfolio turnover rate (g)	32%(h)	45%	62%	59%	75%	78%
(a)	On September 8, 2015, the SPDR S&P Biotech ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
26

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Dividend ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 100.96	$ 92.65	$ 88.93	$ 83.91	$ 76.23	$ 76.57
Income (loss) from investment operations:
Net investment income (loss) (a)	1.45	2.41	2.31	1.81	2.01	1.88
Net realized and unrealized gain (loss) (b)	6.66	8.30	6.10	6.01	10.29	1.59
Total from investment operations	8.11	10.71	8.41	7.82	12.30	3.47
Net equalization credits and charges (a)	(0.00)(c)	0.02	(0.03)	0.01	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.48)	(2.42)	(2.33)	(2.22)	(2.02)	(1.86)
Net realized gains	—	—	(2.33)	(0.59)	(2.61)	(1.95)
Total distributions	(1.48)	(2.42)	(4.66)	(2.81)	(4.63)	(3.81)
Net asset value, end of period	$ 107.59	$ 100.96	$ 92.65	$ 88.93	$ 83.91	$ 76.23
Total return (d)	8.07%	11.76%	9.44%	9.46%	16.94%	4.45%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$20,038,100	$18,698,029	$15,351,950	$15,478,187	$14,009,561	$12,925,516
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.80%(e)	2.49%	2.51%	2.10%	2.62%	2.41%
Portfolio turnover rate (f)	9%(g)	20%	24%	32%	32%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
27

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
28

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
29

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust.
30

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Fund and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR Dow Jones REIT ETF
SPDR S&P Biotech ETF
SPDR S&P Dividend ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
31

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Dow Jones REIT ETF	0.25%
SPDR S&P Biotech ETF	0.35
SPDR S&P Dividend ETF	0.35
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
32

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Fund may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Fund.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR Dow Jones REIT ETF	$ 85,760,874	$ 89,452,488
SPDR S&P Biotech ETF	1,310,348,264	1,310,930,526
SPDR S&P Dividend ETF	1,842,486,124	1,730,612,249
33

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Dow Jones REIT ETF	$ 289,698,811	$ 344,812,835	$ 82,643,735
SPDR S&P Biotech ETF	4,206,496,485	4,523,723,145	520,941,595
SPDR S&P Dividend ETF	3,302,415,062	3,279,060,623	1,218,260,432
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
34

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Dow Jones REIT ETF	$ 2,469,953,784	$ 271,601,296	$146,786,860	$ 124,814,436
SPDR S&P Biotech ETF	5,196,590,624	210,355,424	633,720,337	(423,364,913)
SPDR S&P Dividend ETF	17,770,800,041	3,293,134,168	509,800,095	2,783,334,073
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the
35

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Dow Jones REIT ETF	$ 119,379,581	$ 41,053,513	$ 79,807,717	$ 120,861,230
SPDR S&P Biotech ETF	1,277,941,830	368,737,516	933,139,072	1,301,876,588
SPDR S&P Dividend ETF	1,200,933,789	547,409,680	675,137,219	1,222,546,899
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Dow Jones REIT ETF	Common Stocks	$ 41,053,513	$—	$—	$—	$ 41,053,513	$ 41,053,513
SPDR S&P Biotech ETF	Common Stocks	368,737,516	—	—	—	368,737,516	368,737,516
SPDR S&P Dividend ETF	Common Stocks	547,409,680	—	—	—	547,409,680	547,409,680
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
36

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
37

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
38

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

	SPDR Dow Jones REIT ETF	SPDR S&P Biotech ETF	SPDR S&P Dividend ETF
Annualized Expense Ratio	0.25%	0.35%	0.35%
Actual:
Ending Account Value	$1,053.40	$1,084.40	$1,080.70
Expenses Paid During Period(a)	1.29	1.83	1.83
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.90	1,023.40	1,023.40
Expenses Paid During Period(a)	1.27	1.78	1.78
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
39

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
40

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S&P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRTOPEQSAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Equity Funds
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Russell 1000 Yield Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Valero Energy Corp.	2.3%
Lam Research Corp.	2.2
HP, Inc.	2.1
Phillips 66	2.0
KLA Corp.	1.5
Applied Materials, Inc.	1.4
Skyworks Solutions, Inc.	1.4
Occidental Petroleum Corp.	1.4
PACCAR, Inc.	1.4
Western Digital Corp.	1.3
TOTAL	17.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Information Technology	16.7%
Consumer Discretionary	15.9
Industrials	13.4
Energy	10.6
Financials	10.4
Materials	9.8
Real Estate	8.8
Utilities	5.5
Consumer Staples	3.8
Communication Services	2.5
Health Care	2.2
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Russell 1000 Momentum Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Best Buy Co., Inc.	1.1%
Phillips 66	0.8
Micron Technology, Inc.	0.8
Valero Energy Corp.	0.8
Lam Research Corp.	0.6
PulteGroup, Inc.	0.6
Skyworks Solutions, Inc.	0.6
CBRE Group, Inc. Class A	0.6
Western Union Co.	0.6
McKesson Corp.	0.6
TOTAL	7.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Industrials	18.2%
Consumer Discretionary	17.9
Information Technology	16.4
Financials	12.4
Health Care	8.2
Materials	7.0
Real Estate	5.0
Energy	4.1
Consumer Staples	4.0
Communication Services	3.5
Utilities	3.1
Short-Term Investment	1.0
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Russell 1000 Low Volatility Focus ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
HP, Inc.	0.8%
CDW Corp.	0.8
Genuine Parts Co.	0.8
Western Union Co.	0.8
Phillips 66	0.8
Sysco Corp.	0.7
Amdocs, Ltd.	0.7
T Rowe Price Group, Inc.	0.7
Cummins, Inc.	0.6
NVR, Inc.	0.6
TOTAL	7.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Industrials	17.8%
Financials	13.9
Consumer Discretionary	13.4
Information Technology	12.6
Utilities	8.6
Health Care	8.0
Real Estate	7.7
Materials	7.0
Consumer Staples	6.4
Communication Services	2.5
Energy	1.9
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR S&P 500 Buyback ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Qorvo, Inc.	1.4%
United Rentals, Inc.	1.3
DXC Technology Co.	1.2
Biogen, Inc.	1.2
HP, Inc.	1.2
Xerox Holdings Corp.	1.2
Ralph Lauren Corp.	1.1
Marriott International, Inc. Class A	1.1
Apple, Inc.	1.1
Rockwell Automation, Inc.	1.1
TOTAL	11.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	23.6%
Information Technology	22.1
Industrials	16.9
Consumer Discretionary	14.7
Health Care	10.2
Energy	5.0
Materials	2.6
Utilities	1.8
Consumer Staples	1.0
Communication Services	1.0
Real Estate	0.9
Short-Term Investments	1.0
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 1500 Value Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Apple, Inc.	2.9%
Walmart, Inc.	2.5
Berkshire Hathaway, Inc. Class B	2.3
AT&T, Inc.	2.0
JPMorgan Chase & Co.	1.9
Bank of America Corp.	1.7
Exxon Mobil Corp.	1.5
Wells Fargo & Co.	1.5
CVS Health Corp.	1.4
Microsoft Corp.	1.3
TOTAL	19.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	21.8%
Information Technology	13.6
Health Care	11.7
Industrials	9.4
Consumer Discretionary	9.1
Consumer Staples	8.9
Communication Services	8.6
Energy	7.0
Utilities	3.9
Materials	3.1
Real Estate	2.7
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P 1500 Momentum Tilt ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Microsoft Corp.	6.9%
Apple, Inc.	2.4
Procter & Gamble Co.	2.0
Facebook, Inc. Class A	1.8
Amazon.com, Inc.	1.7
Mastercard, Inc. Class A	1.6
AT&T, Inc.	1.5
Visa, Inc. Class A	1.5
Home Depot, Inc.	1.5
Alphabet, Inc. Class C	1.3
TOTAL	22.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Information Technology	26.5%
Financials	10.7
Consumer Discretionary	10.5
Industrials	10.1
Health Care	9.9
Communication Services	9.4
Consumer Staples	8.0
Utilities	5.0
Real Estate	5.0
Materials	3.0
Energy	1.7
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR SSGA US Large Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	1.9%
Republic Services, Inc.	1.9
Marsh & McLennan Cos., Inc.	1.8
Chubb, Ltd.	1.7
Aflac, Inc.	1.6
CME Group, Inc.	1.6
Aon PLC	1.5
Allstate Corp.	1.4
Crown Castle International Corp. REIT	1.4
Hartford Financial Services Group, Inc.	1.4
TOTAL	16.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	32.4%
Information Technology	16.3
Industrials	11.4
Real Estate	7.8
Consumer Staples	6.2
Consumer Discretionary	5.8
Health Care	5.3
Utilities	5.2
Materials	4.4
Communication Services	3.8
Energy	1.1
Short-Term Investments	0.4
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR SSGA US Small Cap Low Volatility Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Apollo Commercial Real Estate Finance, Inc. REIT	1.1%
White Mountains Insurance Group, Ltd.	1.1
Valley National Bancorp	0.9
MFA Financial, Inc. REIT	0.8
Meridian Bancorp, Inc.	0.7
Two Harbors Investment Corp. REIT	0.7
Easterly Government Properties, Inc. REIT	0.6
Capitol Federal Financial, Inc.	0.6
iStar, Inc. REIT	0.6
Northfield Bancorp, Inc.	0.6
TOTAL	7.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	35.1%
Real Estate	13.0
Industrials	12.4
Information Technology	9.3
Consumer Discretionary	8.5
Health Care	6.6
Materials	3.8
Consumer Staples	3.6
Communication Services	2.7
Utilities	2.6
Energy	2.0
Short-Term Investments	1.5
Liabilities in Excess of Other Assets	(1.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.3%
Huntington Ingalls Industries, Inc.	5,019	$ 1,259,167
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	35,758	2,796,276
AIRLINES — 1.4%
Alaska Air Group, Inc.	27,409	1,856,960
Copa Holdings SA Class A	9,769	1,055,833
Delta Air Lines, Inc.	57,550	3,365,524
		6,278,317
AUTO COMPONENTS — 1.6%
BorgWarner, Inc.	46,077	1,998,820
Gentex Corp.	59,894	1,735,728
Goodyear Tire & Rubber Co.	72,035	1,120,505
Lear Corp.	19,207	2,635,200
		7,490,253
AUTOMOBILES — 1.8%
Ford Motor Co.	330,587	3,074,459
General Motors Co.	64,813	2,372,156
Harley-Davidson, Inc.	48,614	1,807,955
Thor Industries, Inc.	16,411	1,219,173
		8,473,743
BANKS — 3.4%
Associated Banc-Corp.	18,810	414,572
Bank of Hawaii Corp.	3,582	340,863
Bank OZK	17,711	540,274
BankUnited, Inc.	10,249	374,703
CIT Group, Inc.	5,173	236,044
Citizens Financial Group, Inc.	26,892	1,092,084
Comerica, Inc.	14,528	1,042,384
Cullen/Frost Bankers, Inc.	3,979	389,067
East West Bancorp, Inc.	9,352	455,442
First Hawaiian, Inc.	15,369	443,396
First Horizon National Corp.	39,402	652,497
FNB Corp.	55,057	699,224
Huntington Bancshares, Inc.	86,982	1,311,689
KeyCorp	77,560	1,569,814
PacWest Bancorp	27,744	1,061,763
People's United Financial, Inc.	36,343	614,197
Popular, Inc.	6,338	372,358
Regions Financial Corp.	86,403	1,482,675
Synovus Financial Corp.	13,808	541,274
TCF Financial Corp.	10,972	513,490
Umpqua Holdings Corp.	37,686	667,042
Webster Financial Corp.	8,158	435,311
Zions Bancorp NA	13,575	704,814
		15,954,977
BEVERAGES — 0.4%
Molson Coors Brewing Co. Class B	35,435	1,909,947
BUILDING PRODUCTS — 0.6%
AO Smith Corp.	28,204	1,343,639
Fortune Brands Home & Security, Inc.	11,112	726,058
Security Description	Shares	Value
Owens Corning	11,546	$ 751,875
		2,821,572
CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc.	2,588	219,307
BGC Partners, Inc. Class A	87,474	519,596
Eaton Vance Corp.	34,377	1,605,062
Evercore, Inc. Class A	12,459	931,435
Franklin Resources, Inc.	76,343	1,983,391
Invesco, Ltd.	94,534	1,699,721
Janus Henderson Group PLC	50,574	1,236,534
Lazard, Ltd. Class A	33,061	1,321,118
Legg Mason, Inc.	5,531	198,618
LPL Financial Holdings, Inc.	4,302	396,860
State Street Corp. (a)	21,231	1,679,372
T Rowe Price Group, Inc.	24,868	3,029,917
Virtu Financial, Inc. Class A	14,328	229,105
		15,050,036
CHEMICALS — 4.5%
Albemarle Corp.	10,546	770,280
Cabot Corp.	17,931	852,081
Celanese Corp.	16,773	2,065,092
CF Industries Holdings, Inc.	30,882	1,474,307
Chemours Co. (b)	50,598	915,318
DuPont de Nemours, Inc.	35,111	2,254,126
Eastman Chemical Co.	32,847	2,603,453
Huntsman Corp.	68,703	1,659,865
LyondellBasell Industries NV Class A	52,628	4,972,293
NewMarket Corp.	468	227,691
Olin Corp.	51,109	881,630
RPM International, Inc.	9,068	696,060
Scotts Miracle-Gro Co.	1,493	158,527
Valvoline, Inc.	42,728	914,806
Westlake Chemical Corp.	3,288	230,653
		20,676,182
COMMERCIAL SERVICES & SUPPLIES — 0.2%
ADT, Inc. (b)	9,855	78,150
IAA, Inc. (c)	14,846	698,653
KAR Auction Services, Inc. (b)	14,846	323,494
		1,100,297
COMMUNICATIONS EQUIPMENT — 0.5%
Juniper Networks, Inc.	98,176	2,418,075
CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	41,506	783,633
CONSUMER FINANCE — 0.5%
Navient Corp.	37,037	506,666
Santander Consumer USA Holdings, Inc.	15,825	369,831
Synchrony Financial	36,520	1,315,085
		2,191,582
CONTAINERS & PACKAGING — 2.8%
Ardagh Group SA	5,624	110,118

See accompanying notes to financial statements.
9

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Avery Dennison Corp.	5,761	$ 753,654
International Paper Co.	81,853	3,769,331
Packaging Corp. of America	28,859	3,231,919
Sealed Air Corp.	8,064	321,189
Silgan Holdings, Inc.	6,467	200,994
Sonoco Products Co.	22,418	1,383,639
Westrock Co.	78,493	3,368,135
		13,138,979
DISTRIBUTORS — 0.7%
Genuine Parts Co.	29,859	3,171,922
DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block, Inc.	62,717	1,472,595
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	18,545	396,307
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
CenturyLink, Inc.	336,096	4,439,828
ELECTRIC UTILITIES — 2.8%
Alliant Energy Corp.	13,262	725,697
Avangrid, Inc.	6,590	337,144
Edison International	26,048	1,964,280
Entergy Corp.	17,813	2,133,997
Hawaiian Electric Industries, Inc.	22,672	1,062,410
IDACORP, Inc.	6,242	666,646
OGE Energy Corp.	28,555	1,269,841
Pinnacle West Capital Corp.	15,079	1,356,054
PPL Corp.	97,217	3,488,146
		13,004,215
ELECTRICAL EQUIPMENT — 2.5%
Eaton Corp. PLC	35,791	3,390,124
Emerson Electric Co.	33,682	2,568,589
GrafTech International, Ltd. (b)	18,707	217,375
Hubbell, Inc.	7,038	1,040,357
nVent Electric PLC	34,680	887,114
Regal Beloit Corp.	4,085	349,717
Rockwell Automation, Inc.	14,331	2,904,464
		11,357,740
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Avnet, Inc.	13,437	570,266
Corning, Inc.	84,548	2,461,192
Jabil, Inc.	14,809	612,056
National Instruments Corp.	18,105	766,566
		4,410,080
ENERGY EQUIPMENT & SERVICES — 1.6%
Baker Hughes Co.	66,835	1,712,981
Halliburton Co.	161,229	3,945,274
Helmerich & Payne, Inc.	32,928	1,495,919
Patterson-UTI Energy, Inc.	31,044	325,962
		7,480,136
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (b)	28,767	973,763
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.8%
Apartment Investment & Management Co. Class A REIT	42,094	$ 2,174,155
Apple Hospitality REIT, Inc.	65,100	1,057,875
Brandywine Realty Trust REIT	34,658	545,863
Brixmor Property Group, Inc. REIT	92,055	1,989,309
Brookfield Property REIT, Inc. Class A	28,756	530,404
CoreSite Realty Corp. REIT	3,877	434,689
Corporate Office Properties Trust REIT	7,551	221,848
CubeSmart REIT	16,634	523,638
Duke Realty Corp. REIT	20,218	700,958
Empire State Realty Trust, Inc. Class A REIT	9,949	138,888
EPR Properties REIT	13,299	939,441
Extra Space Storage, Inc. REIT	7,472	789,193
Gaming and Leisure Properties, Inc. REIT	31,126	1,339,974
Healthcare Trust of America, Inc. Class A REIT	20,108	608,870
Healthpeak Properties, Inc. REIT	87,654	3,021,433
Highwoods Properties, Inc. REIT	14,016	685,523
Host Hotels & Resorts, Inc. REIT	226,399	4,199,701
Iron Mountain, Inc. REIT	53,625	1,709,029
Kimco Realty Corp. REIT	37,189	770,184
Lamar Advertising Co. Class A REIT	20,126	1,796,447
Liberty Property Trust REIT	7,517	451,396
Life Storage, Inc. REIT	8,321	900,998
Medical Properties Trust, Inc. REIT	120,776	2,549,581
National Retail Properties, Inc. REIT	12,410	665,424
Omega Healthcare Investors, Inc. REIT	24,982	1,057,988
Outfront Media, Inc. REIT	21,222	569,174
Park Hotels & Resorts, Inc. REIT	62,072	1,605,803
Rayonier, Inc. REIT	16,902	553,710
Retail Properties of America, Inc. Class A REIT	24,228	324,655
Service Properties Trust REIT	43,923	1,068,647
SL Green Realty Corp. REIT	4,676	429,631
Spirit Realty Capital, Inc. REIT	10,149	499,128
Taubman Centers, Inc. REIT	7,262	225,776
VICI Properties, Inc. REIT	62,319	1,592,250
Weingarten Realty Investors REIT	37,416	1,168,876
Weyerhaeuser Co. REIT	79,513	2,401,293
WP Carey, Inc. REIT	8,747	700,110
		40,941,862
FOOD & STAPLES RETAILING — 1.4%
Kroger Co.	66,409	1,925,197
Walgreens Boots Alliance, Inc.	78,393	4,622,051
		6,547,248
FOOD PRODUCTS — 1.6%
Conagra Brands, Inc.	52,666	1,803,284
Flowers Foods, Inc.	32,256	701,245
Ingredion, Inc.	20,548	1,909,937
J.M. Smucker Co.	7,342	764,522

See accompanying notes to financial statements.
10

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kellogg Co.	28,988	$ 2,004,810
		7,183,798
GAS UTILITIES — 0.4%
National Fuel Gas Co.	19,338	899,991
UGI Corp.	22,269	1,005,668
		1,905,659
HEALTH CARE PROVIDERS & SERVICES — 2.0%
AmerisourceBergen Corp.	14,735	1,252,770
Cardinal Health, Inc.	92,022	4,654,473
Encompass Health Corp.	19,093	1,322,572
Quest Diagnostics, Inc.	17,483	1,867,009
		9,096,824
HOTELS, RESTAURANTS & LEISURE — 2.5%
Carnival Corp.	59,780	3,038,617
Darden Restaurants, Inc.	15,655	1,706,552
Extended Stay America, Inc.	54,404	808,444
International Game Technology PLC	12,419	185,912
Las Vegas Sands Corp.	25,839	1,783,925
Six Flags Entertainment Corp.	24,649	1,111,916
Vail Resorts, Inc.	4,544	1,089,788
Wendy's Co.	18,810	417,770
Wyndham Destinations, Inc.	28,522	1,474,302
		11,617,226
HOUSEHOLD DURABLES — 1.9%
Garmin, Ltd.	18,027	1,758,714
Leggett & Platt, Inc.	40,635	2,065,477
Newell Brands, Inc.	59,795	1,149,260
PulteGroup, Inc.	20,167	782,480
Toll Brothers, Inc.	8,955	353,812
Whirlpool Corp.	19,111	2,819,446
		8,929,189
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc. (b)	3,802	190,937
Spectrum Brands Holdings, Inc.	11,228	721,848
		912,785
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp.	158,288	3,149,931
INSURANCE — 2.0%
American Financial Group, Inc.	8,955	981,916
American National Insurance Co.	734	86,377
Assured Guaranty, Ltd.	6,846	335,591
CNA Financial Corp.	1,711	76,670
Fidelity National Financial, Inc.	56,894	2,580,143
First American Financial Corp.	32,437	1,891,726
Hanover Insurance Group, Inc.	3,165	432,560
Mercury General Corp.	1,922	93,659
Old Republic International Corp.	36,089	807,311
Principal Financial Group, Inc.	23,504	1,292,720
Unum Group	23,985	699,403
		9,278,076
Security Description	Shares	Value
IT SERVICES — 1.4%
Alliance Data Systems Corp.	3,185	$ 357,357
Amdocs, Ltd.	19,916	1,437,736
Sabre Corp.	47,527	1,066,506
Western Union Co. (b)	132,717	3,554,161
		6,415,760
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	7,641	458,307
Polaris, Inc.	8,066	820,312
		1,278,619
MACHINERY — 5.0%
Allison Transmission Holdings, Inc.	11,742	567,373
Crane Co.	5,831	503,682
Cummins, Inc.	29,250	5,234,580
Donaldson Co., Inc.	7,543	434,628
Dover Corp.	10,873	1,253,222
Lincoln Electric Holdings, Inc.	13,837	1,338,453
Oshkosh Corp.	8,380	793,167
PACCAR, Inc.	78,880	6,239,408
Parker-Hannifin Corp.	8,729	1,796,603
Pentair PLC	46,080	2,113,689
Snap-on, Inc.	10,055	1,703,317
Timken Co.	12,186	686,194
Trinity Industries, Inc.	27,079	599,800
		23,264,116
MEDIA — 1.2%
Interpublic Group of Cos., Inc.	74,823	1,728,411
John Wiley & Sons, Inc. Class A	13,532	656,573
Nexstar Media Group, Inc. Class A	3,373	395,484
Omnicom Group, Inc.	30,147	2,442,510
Sinclair Broadcast Group, Inc. Class A	3,382	112,756
		5,335,734
METALS & MINING — 2.3%
Freeport-McMoRan, Inc.	96,948	1,271,958
Nucor Corp.	82,735	4,656,326
Reliance Steel & Aluminum Co.	17,898	2,143,464
Southern Copper Corp.	5,074	215,544
Steel Dynamics, Inc.	65,575	2,232,173
United States Steel Corp. (b)	24,974	284,953
		10,804,418
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.9%
AGNC Investment Corp. REIT	27,169	480,348
Chimera Investment Corp. REIT	43,859	901,741
MFA Financial, Inc. REIT	96,444	737,797
New Residential Investment Corp. REIT	64,469	1,038,595
Two Harbors Investment Corp. REIT	19,928	291,347
Starwood Property Trust, Inc. REIT	25,174	625,826
		4,075,654
MULTI-UTILITIES — 1.6%
Ameren Corp.	15,779	1,211,827

See accompanying notes to financial statements.
11

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CenterPoint Energy, Inc.	89,240	$ 2,433,575
CMS Energy Corp.	17,017	1,069,348
DTE Energy Co.	12,567	1,632,076
MDU Resources Group, Inc.	36,459	1,083,197
		7,430,023
MULTILINE RETAIL — 2.3%
Kohl's Corp.	50,250	2,560,237
Macy's, Inc.	95,161	1,617,737
Nordstrom, Inc. (b)	33,401	1,367,103
Target Corp.	39,361	5,046,474
		10,591,551
OIL, GAS & CONSUMABLE FUELS — 9.0%
Antero Midstream Corp. (b)	25,074	190,312
Apache Corp.	116,079	2,970,462
Cimarex Energy Co.	10,646	558,809
Devon Energy Corp.	37,370	970,499
Equitrans Midstream Corp. (b)	20,895	279,157
HollyFrontier Corp.	48,792	2,474,242
Marathon Oil Corp.	86,855	1,179,491
Murphy Oil Corp. (b)	51,004	1,366,907
Noble Energy, Inc.	30,547	758,787
Occidental Petroleum Corp.	154,165	6,353,140
ONEOK, Inc.	22,337	1,690,241
PBF Energy, Inc. Class A	36,860	1,156,298
Phillips 66	84,679	9,434,087
Targa Resources Corp.	36,356	1,484,415
Valero Energy Corp.	114,966	10,766,566
		41,633,413
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	19,152	732,373
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	23,681	266,411
Nu Skin Enterprises, Inc. Class A	16,915	693,177
		959,588
PHARMACEUTICALS — 0.2%
Perrigo Co. PLC	15,323	791,586
PROFESSIONAL SERVICES — 0.9%
ManpowerGroup, Inc.	18,404	1,787,028
Nielsen Holdings PLC	19,225	390,268
Robert Half International, Inc.	32,230	2,035,324
		4,212,620
ROAD & RAIL — 0.2%
Ryder System, Inc.	16,109	874,880
Schneider National, Inc. Class B	10,946	238,842
		1,113,722
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.9%
Applied Materials, Inc.	106,813	6,519,865
Cypress Semiconductor Corp.	95,234	2,221,809
KLA Corp.	39,936	7,115,397
Lam Research Corp.	35,282	10,316,457
Maxim Integrated Products, Inc.	52,811	3,248,405
Security Description	Shares	Value
MKS Instruments, Inc.	5,970	$ 656,760
Skyworks Solutions, Inc.	53,206	6,431,541
		36,510,234
SOFTWARE — 0.2%
LogMeIn, Inc.	8,976	769,602
SPECIALTY RETAIL — 3.0%
Best Buy Co., Inc.	56,827	4,989,411
Dick's Sporting Goods, Inc.	21,004	1,039,488
Foot Locker, Inc.	34,364	1,339,852
Gap, Inc.	67,242	1,188,838
L Brands, Inc.	70,368	1,275,068
Penske Automotive Group, Inc.	10,819	543,330
Tiffany & Co.	13,838	1,849,449
Williams-Sonoma, Inc. (b)	24,029	1,764,690
		13,990,126
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.7%
Hewlett Packard Enterprise Co.	285,972	4,535,516
HP, Inc.	475,364	9,768,730
NetApp, Inc.	76,300	4,749,675
Western Digital Corp.	90,483	5,742,956
Xerox Holdings Corp.	48,154	1,775,438
		26,572,315
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Carter's, Inc.	13,152	1,438,040
Hanesbrands, Inc.	110,490	1,640,776
Ralph Lauren Corp.	14,240	1,669,213
Tapestry, Inc.	89,731	2,420,045
		7,168,074
THRIFTS & MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	63,050	757,861
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Fastenal Co.	47,593	1,758,561
MSC Industrial Direct Co., Inc. Class A	13,545	1,062,876
W.W. Grainger, Inc.	4,486	1,518,601
Watsco, Inc.	9,861	1,776,459
		6,116,497
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	22,776	975,724
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	27,556	700,749
TOTAL COMMON STOCKS (Cost $415,012,747)		460,812,579
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	487,839	487,888

See accompanying notes to financial statements.
12

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a) (f)	3,703,705	$ 3,703,705
TOTAL SHORT-TERM INVESTMENTS (Cost $4,191,593)		4,191,593
TOTAL INVESTMENTS — 100.5% (Cost $419,204,340)		465,004,172
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.5)%		(2,402,694)
NET ASSETS — 100.0%		$ 462,601,478
(a)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$460,812,579	$—	$—	$460,812,579
Short-Term Investments	4,191,593	—	—	4,191,593
TOTAL INVESTMENTS	$465,004,172	$—	$—	$465,004,172
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	21,200	$1,188,472	$ 51,658	$ 48,441	$7,682	$480,001	21,231	$1,679,372	$22,023
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	14,254,579	13,766,523	(168)	—	487,839	487,888	3,649
State Street Institutional U.S. Government Money Market Fund, Class G Shares	436,619	436,619	1,233,225	1,669,844	—	—	—	—	1,009
State Street Navigator Securities Lending Portfolio II	—	—	22,002,866	18,299,161	—	—	3,703,705	3,703,705	5,197
State Street Navigator Securities Lending Portfolio III	1,432,183	1,432,183	18,384,131	19,816,314	—	—	—	—	3,139
Total		$3,057,274	$55,926,459	$53,600,283	$7,514	$480,001		$5,870,965	$35,017
See accompanying notes to financial statements.
13

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
Arconic, Inc.	15,620	$ 480,627
Boeing Co.	406	132,259
BWX Technologies, Inc.	6,011	373,163
Curtiss-Wright Corp.	2,994	421,825
General Dynamics Corp.	1,327	234,017
HEICO Corp.	1,116	127,391
HEICO Corp. Class A	2,342	209,679
Hexcel Corp.	6,417	470,430
Huntington Ingalls Industries, Inc.	5,619	1,409,695
L3Harris Technologies, Inc.	2,444	483,594
Lockheed Martin Corp.	691	269,062
Northrop Grumman Corp.	794	273,112
Raytheon Co.	3,257	715,693
Spirit AeroSystems Holdings, Inc. Class A	10,665	777,265
Teledyne Technologies, Inc. (a)	1,853	642,139
Textron, Inc.	7,036	313,806
TransDigm Group, Inc.	519	290,640
United Technologies Corp.	536	80,271
		7,704,668
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	3,486	272,605
Expeditors International of Washington, Inc.	7,470	582,810
FedEx Corp.	1,216	183,871
United Parcel Service, Inc. Class B	5,100	597,006
XPO Logistics, Inc. (a) (b)	17,496	1,394,431
		3,030,723
AIRLINES — 1.5%
Alaska Air Group, Inc.	9,983	676,348
American Airlines Group, Inc.	4,975	142,683
Copa Holdings SA Class A	5,259	568,393
Delta Air Lines, Inc.	17,563	1,027,084
JetBlue Airways Corp. (a)	47,950	897,624
Southwest Airlines Co.	27,541	1,486,663
United Airlines Holdings, Inc. (a)	7,829	689,657
		5,488,452
AUTO COMPONENTS — 1.4%
Aptiv PLC	12,952	1,230,052
BorgWarner, Inc.	36,411	1,579,509
Gentex Corp.	41,485	1,202,235
Goodyear Tire & Rubber Co.	4,014	62,438
Lear Corp.	5,984	821,005
		4,895,239
AUTOMOBILES — 0.5%
Ford Motor Co.	60,910	566,463
General Motors Co.	10,899	398,903
Harley-Davidson, Inc.	13,934	518,206
Tesla, Inc. (a)	240	100,399
Thor Industries, Inc. (b)	2,737	203,332
		1,787,303
Security Description	Shares	Value
BANKS — 2.1%
Associated Banc-Corp.	3,864	$ 85,163
Bank of America Corp.	1,775	62,516
Bank of Hawaii Corp.	1,371	130,464
Bank OZK	8,837	269,573
BankUnited, Inc.	3,765	137,648
CIT Group, Inc.	3,726	170,017
Citigroup, Inc.	2,523	201,562
Citizens Financial Group, Inc.	9,535	387,216
Comerica, Inc.	2,630	188,703
Commerce Bancshares, Inc. (b)	1,863	126,572
Cullen/Frost Bankers, Inc.	955	93,380
East West Bancorp, Inc.	3,269	159,200
Fifth Third Bancorp	14,615	449,265
First Citizens BancShares, Inc. Class A	287	152,744
First Hawaiian, Inc.	4,488	129,479
First Horizon National Corp.	10,488	173,681
First Republic Bank	1,523	178,876
FNB Corp.	14,527	184,493
Huntington Bancshares, Inc.	20,484	308,899
JPMorgan Chase & Co.	158	22,025
KeyCorp	21,090	426,862
M&T Bank Corp.	1,408	239,008
PacWest Bancorp	5,489	210,064
People's United Financial, Inc.	6,596	111,472
Pinnacle Financial Partners, Inc.	2,713	173,632
PNC Financial Services Group, Inc.	1,763	281,428
Popular, Inc.	3,559	209,091
Prosperity Bancshares, Inc.	1,139	81,883
Regions Financial Corp.	23,152	397,288
Signature Bank	1,137	155,326
Sterling Bancorp	7,860	165,689
SVB Financial Group (a)	1,062	266,604
Synovus Financial Corp.	3,632	142,374
TCF Financial Corp.	2,132	99,778
Texas Capital Bancshares, Inc. (a)	353	20,040
Truist Financial Corp.	2,211	124,524
Umpqua Holdings Corp.	4,315	76,376
US Bancorp	2,959	175,439
Webster Financial Corp.	1,286	68,621
Wells Fargo & Co.	1,078	57,996
Western Alliance Bancorp	4,238	241,566
Wintrust Financial Corp.	664	47,078
Zions Bancorp NA	5,455	283,224
		7,666,839
BEVERAGES — 0.3%
Brown-Forman Corp. Class A	665	41,742
Brown-Forman Corp. Class B	2,085	140,946
Coca-Cola Co.	728	40,295
Constellation Brands, Inc. Class A	1,158	219,731
Molson Coors Brewing Co. Class B	4,096	220,774
Monster Beverage Corp. (a)	5,504	349,779
PepsiCo, Inc.	1,378	188,331
		1,201,598

See accompanying notes to financial statements.
14

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
BIOTECHNOLOGY — 0.8%
AbbVie, Inc.	2,495	$ 220,907
Alexion Pharmaceuticals, Inc. (a)	681	73,650
Amgen, Inc.	1,400	337,498
Biogen, Inc. (a)	1,331	394,948
Exelixis, Inc. (a)	11,701	206,172
Gilead Sciences, Inc.	3,402	221,062
Incyte Corp. (a)	4,243	370,499
Ionis Pharmaceuticals, Inc. (a)	1,225	74,002
Neurocrine Biosciences, Inc. (a)	1,699	182,626
Regeneron Pharmaceuticals, Inc. (a)	505	189,617
Sage Therapeutics, Inc. (a) (b)	324	23,390
Seattle Genetics, Inc. (a)	593	67,756
United Therapeutics Corp. (a)	1,529	134,674
Vertex Pharmaceuticals, Inc. (a)	1,075	235,371
		2,732,172
BUILDING PRODUCTS — 1.6%
Allegion PLC	3,511	437,260
AO Smith Corp.	10,847	516,751
Armstrong World Industries, Inc.	4,715	443,068
Fortune Brands Home & Security, Inc.	15,738	1,028,321
Johnson Controls International PLC	27,166	1,105,928
Lennox International, Inc.	1,566	382,057
Masco Corp.	25,879	1,241,933
Owens Corning	9,513	619,487
		5,774,805
CAPITAL MARKETS — 4.3%
Affiliated Managers Group, Inc.	847	71,775
Ameriprise Financial, Inc.	4,283	713,462
Bank of New York Mellon Corp.	2,729	137,351
BGC Partners, Inc. Class A	11,678	69,367
BlackRock, Inc.	267	134,221
Cboe Global Markets, Inc.	3,623	434,760
Charles Schwab Corp.	2,591	123,228
CME Group, Inc.	296	59,413
E*TRADE Financial Corp.	3,755	170,364
Eaton Vance Corp.	26,575	1,240,787
Evercore, Inc. Class A	8,086	604,509
FactSet Research Systems, Inc.	2,107	565,308
Franklin Resources, Inc.	5,635	146,397
Goldman Sachs Group, Inc.	1,404	322,822
Interactive Brokers Group, Inc. Class A (b)	421	19,627
Intercontinental Exchange, Inc.	1,532	141,787
Invesco, Ltd.	13,326	239,601
Janus Henderson Group PLC	29,612	724,013
Lazard, Ltd. Class A	17,508	699,620
Legg Mason, Inc.	2,701	96,993
LPL Financial Holdings, Inc.	15,354	1,416,406
MarketAxess Holdings, Inc.	1,686	639,179
Moody's Corp.	3,658	868,446
Morgan Stanley	3,226	164,913
Morningstar, Inc.	1,776	268,727
MSCI, Inc.	3,676	949,070
Nasdaq, Inc.	3,177	340,257
Security Description	Shares	Value
Northern Trust Corp.	2,207	$ 234,472
Raymond James Financial, Inc.	3,817	341,469
S&P Global, Inc.	2,876	785,292
SEI Investments Co.	14,503	949,656
State Street Corp. (c)	4,624	365,758
T Rowe Price Group, Inc.	10,923	1,330,858
TD Ameritrade Holding Corp.	2,198	109,241
		15,479,149
CHEMICALS — 3.7%
Air Products & Chemicals, Inc.	3,997	939,255
Albemarle Corp. (b)	1,651	120,589
Ashland Global Holdings, Inc.	2,561	195,993
Axalta Coating Systems, Ltd. (a)	10,508	319,443
Cabot Corp.	8,035	381,823
Celanese Corp.	14,608	1,798,537
CF Industries Holdings, Inc.	8,923	425,984
Chemours Co. (b)	2,185	39,527
Corteva, Inc.	2,131	62,993
Dow, Inc.	22,677	1,241,112
DuPont de Nemours, Inc.	3,561	228,616
Eastman Chemical Co.	8,270	655,480
Ecolab, Inc.	1,734	334,645
FMC Corp.	6,344	633,258
Huntsman Corp.	52,117	1,259,147
LyondellBasell Industries NV Class A	13,269	1,253,655
Mosaic Co.	1,352	29,257
NewMarket Corp.	504	245,206
Olin Corp.	9,242	159,425
PPG Industries, Inc.	5,919	790,127
RPM International, Inc.	3,952	303,356
Scotts Miracle-Gro Co.	7,018	745,171
Sherwin-Williams Co.	623	363,546
Valvoline, Inc.	10,681	228,680
Westlake Chemical Corp.	3,254	228,268
WR Grace & Co.	1,180	82,423
		13,065,516
COMMERCIAL SERVICES & SUPPLIES — 0.9%
ADT, Inc. (b)	2,753	21,831
Cintas Corp.	1,933	520,132
Clean Harbors, Inc. (a)	4,211	361,093
Copart, Inc. (a)	10,520	956,689
IAA, Inc. (a)	8,312	391,163
KAR Auction Services, Inc. (b)	19,846	432,444
Republic Services, Inc.	2,062	184,817
Rollins, Inc.	2,302	76,334
Stericycle, Inc. (a)	1,231	78,550
Waste Management, Inc.	3,140	357,835
		3,380,888
COMMUNICATIONS EQUIPMENT — 0.5%
Arista Networks, Inc. (a)	537	109,226
Ciena Corp. (a)	5,485	234,154
Cisco Systems, Inc.	3,853	184,790
CommScope Holding Co., Inc. (a)	4,339	61,570

See accompanying notes to financial statements.
15

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
EchoStar Corp. Class A (a)	1,819	$ 78,781
F5 Networks, Inc. (a)	1,071	149,565
Juniper Networks, Inc.	7,960	196,055
Motorola Solutions, Inc.	2,265	364,982
Ubiquiti, Inc. (b)	708	133,798
ViaSat, Inc. (a)	1,220	89,298
		1,602,219
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	16,959	731,442
Jacobs Engineering Group, Inc.	2,351	211,190
Quanta Services, Inc.	22,525	916,993
Valmont Industries, Inc.	974	145,886
		2,005,511
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	4,295	389,385
Martin Marietta Materials, Inc.	811	226,788
Vulcan Materials Co.	2,639	379,989
		996,162
CONSUMER FINANCE — 1.3%
Ally Financial, Inc.	15,585	476,278
American Express Co.	2,101	261,553
Capital One Financial Corp.	5,295	544,908
Credit Acceptance Corp. (a) (b)	805	356,076
Discover Financial Services	11,443	970,595
Navient Corp.	15,077	206,253
OneMain Holdings, Inc.	8,837	372,480
Santander Consumer USA Holdings, Inc.	9,721	227,180
SLM Corp.	7,138	63,600
Synchrony Financial	36,792	1,324,880
		4,803,803
CONTAINERS & PACKAGING — 1.5%
AptarGroup, Inc.	796	92,034
Ardagh Group SA	3,414	66,846
Avery Dennison Corp.	7,732	1,011,500
Ball Corp.	8,840	571,683
Berry Global Group, Inc. (a)	372	17,666
Crown Holdings, Inc. (a)	4,481	325,052
Graphic Packaging Holding Co.	3,056	50,882
International Paper Co.	21,446	987,588
Packaging Corp. of America	8,871	993,463
Sealed Air Corp.	6,116	243,600
Silgan Holdings, Inc.	9,325	289,821
Sonoco Products Co.	5,351	330,264
Westrock Co.	7,025	301,443
		5,281,842
DISTRIBUTORS — 0.5%
Genuine Parts Co.	7,192	764,006
LKQ Corp. (a)	21,110	753,627
Pool Corp.	1,873	397,788
		1,915,421
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	1,740	$ 261,504
frontdoor, Inc. (a)	15,917	754,784
Graham Holdings Co. Class B	218	139,300
Grand Canyon Education, Inc. (a)	740	70,885
H&R Block, Inc. (b)	11,302	265,371
Service Corp. International	3,726	171,508
		1,663,352
DIVERSIFIED FINANCIAL SERVICES — 0.3%
AXA Equitable Holdings, Inc.	16,965	420,393
Jefferies Financial Group, Inc.	6,375	136,234
Voya Financial, Inc.	6,898	420,640
		977,267
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
AT&T, Inc.	3,847	150,341
CenturyLink, Inc.	27,202	359,338
Verizon Communications, Inc.	1,483	91,056
Zayo Group Holdings, Inc. (a)	15,117	523,804
		1,124,539
ELECTRIC UTILITIES — 1.5%
Alliant Energy Corp.	4,442	243,066
American Electric Power Co., Inc.	4,410	416,789
Avangrid, Inc.	698	35,710
Duke Energy Corp.	1,690	154,145
Edison International	5,411	408,043
Entergy Corp.	5,181	620,684
Evergy, Inc.	1,340	87,221
Eversource Energy	4,141	352,275
Exelon Corp.	6,733	306,957
FirstEnergy Corp.	4,479	217,679
Hawaiian Electric Industries, Inc.	6,208	290,907
IDACORP, Inc.	1,682	179,638
NextEra Energy, Inc.	856	207,289
OGE Energy Corp.	7,174	319,028
Pinnacle West Capital Corp.	2,243	201,713
PPL Corp.	16,591	595,285
Southern Co.	7,351	468,259
Xcel Energy, Inc.	6,346	402,907
		5,507,595
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	3,734	515,292
AMETEK, Inc.	4,388	437,659
Eaton Corp. PLC	8,674	821,601
Emerson Electric Co.	8,852	675,053
GrafTech International, Ltd.	14,795	171,918
Hubbell, Inc.	2,763	408,427
nVent Electric PLC	11,239	287,494
Regal Beloit Corp.	3,081	263,764
Rockwell Automation, Inc.	3,771	764,269
Sensata Technologies Holding PLC (a)	4,670	251,573
		4,597,050

See accompanying notes to financial statements.
16

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Amphenol Corp. Class A	4,025	$ 435,626
Arrow Electronics, Inc. (a)	3,736	316,589
Avnet, Inc.	12,083	512,802
CDW Corp.	9,970	1,424,115
Cognex Corp.	7,887	441,987
Coherent, Inc. (a)	1,073	178,494
Corning, Inc.	11,861	345,274
Dolby Laboratories, Inc. Class A	3,763	258,894
FLIR Systems, Inc.	7,167	373,186
IPG Photonics Corp. (a)	2,088	302,593
Jabil, Inc.	36,280	1,499,452
Keysight Technologies, Inc. (a)	7,557	775,575
Littelfuse, Inc.	424	81,111
National Instruments Corp.	2,360	99,922
SYNNEX Corp.	310	39,928
Trimble, Inc. (a)	3,297	137,452
Zebra Technologies Corp. Class A (a)	2,716	693,775
		7,916,775
ENERGY EQUIPMENT & SERVICES — 0.3%
Apergy Corp. (a)	2,363	79,822
Baker Hughes Co.	9,781	250,687
Halliburton Co.	5,353	130,988
Helmerich & Payne, Inc.	3,529	160,323
National Oilwell Varco, Inc.	1,909	47,820
Patterson-UTI Energy, Inc.	7,144	75,012
Schlumberger, Ltd.	5,991	240,838
		985,490
ENTERTAINMENT — 0.8%
Activision Blizzard, Inc.	5,813	345,408
Cinemark Holdings, Inc. (b)	2,716	91,937
Electronic Arts, Inc. (a)	6,067	652,263
Liberty Media Corp.-Liberty Formula One Class C (a)	1,759	80,852
Live Nation Entertainment, Inc. (a)	2,780	198,686
Madison Square Garden Co. Class A (a)	347	102,084
Roku, Inc. (a) (b)	2,332	312,255
Spotify Technology SA (a)	894	133,698
Take-Two Interactive Software, Inc. (a)	4,141	506,983
World Wrestling Entertainment, Inc. Class A (b)	308	19,980
Zynga, Inc. Class A (a)	66,526	407,139
		2,851,285
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.2%
Alexandria Real Estate Equities, Inc. REIT	1,134	183,232
American Campus Communities, Inc. REIT	1,145	53,849
American Homes 4 Rent Class A REIT	2,538	66,521
American Tower Corp. REIT	583	133,985
Americold Realty Trust REIT (b)	3,047	106,828
Security Description	Shares	Value
Apartment Investment & Management Co. Class A REIT	13,776	$ 711,530
Apple Hospitality REIT, Inc.	13,216	214,760
AvalonBay Communities, Inc. REIT	1,335	279,949
Boston Properties, Inc. REIT	1,294	178,391
Brandywine Realty Trust REIT	7,695	121,196
Brixmor Property Group, Inc. REIT	25,947	560,715
Brookfield Property REIT, Inc. Class A (b)	15,851	292,372
Camden Property Trust REIT	1,019	108,116
CoreSite Realty Corp. REIT	1,681	188,474
Corporate Office Properties Trust REIT	2,854	83,850
Cousins Properties, Inc. REIT	1,657	68,268
Crown Castle International Corp. REIT	709	100,784
CubeSmart REIT	3,043	95,794
CyrusOne, Inc. REIT	606	39,651
Digital Realty Trust, Inc. REIT (b)	536	64,181
Douglas Emmett, Inc. REIT	1,863	81,786
Duke Realty Corp. REIT	9,033	313,174
Empire State Realty Trust, Inc. Class A REIT	1,675	23,383
EPR Properties REIT	2,305	162,825
Equinix, Inc. REIT	260	151,762
Equity Commonwealth REIT	6,563	215,463
Equity LifeStyle Properties, Inc. REIT	4,389	308,942
Equity Residential REIT	2,257	182,636
Essex Property Trust, Inc. REIT	562	169,083
Extra Space Storage, Inc. REIT	2,109	222,753
Federal Realty Investment Trust REIT	816	105,044
Gaming and Leisure Properties, Inc. REIT	7,750	333,637
Healthcare Trust of America, Inc. Class A REIT	4,004	121,241
Healthpeak Properties, Inc. REIT	19,407	668,959
Highwoods Properties, Inc. REIT	2,995	146,485
Host Hotels & Resorts, Inc. REIT	34,794	645,429
Hudson Pacific Properties, Inc. REIT	1,896	71,384
Invitation Homes, Inc. REIT	2,464	73,846
Iron Mountain, Inc. REIT	5,441	173,405
JBG SMITH Properties REIT	554	22,099
Kilroy Realty Corp. REIT	2,449	205,471
Kimco Realty Corp. REIT	23,614	489,046
Lamar Advertising Co. Class A REIT	4,742	423,271
Liberty Property Trust REIT	2,877	172,764
Life Storage, Inc. REIT	1,531	165,777
Medical Properties Trust, Inc. REIT	46,686	985,541
Mid-America Apartment Communities, Inc. REIT	1,245	164,166
National Retail Properties, Inc. REIT	2,993	160,485
Omega Healthcare Investors, Inc. REIT	3,720	157,542
Outfront Media, Inc. REIT	7,372	197,717
Park Hotels & Resorts, Inc. REIT	4,386	113,466
Prologis, Inc. REIT	3,777	336,682
Public Storage REIT	1,281	272,802
Rayonier, Inc. REIT	2,525	82,719
Realty Income Corp. REIT	1,476	108,678

See accompanying notes to financial statements.
17

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Regency Centers Corp. REIT	1,431	$ 90,282
Retail Properties of America, Inc. Class A REIT	6,329	84,809
SBA Communications Corp. REIT	321	77,358
Service Properties Trust REIT	4,683	113,937
Simon Property Group, Inc. REIT	1,231	183,370
SL Green Realty Corp. REIT	939	86,275
Spirit Realty Capital, Inc. REIT	2,761	135,786
STORE Capital Corp. REIT	3,673	136,782
Sun Communities, Inc. REIT	805	120,830
UDR, Inc. REIT	2,178	101,713
Ventas, Inc. REIT	734	42,381
VEREIT, Inc.	4,391	40,573
VICI Properties, Inc. REIT	16,696	426,583
Vornado Realty Trust REIT	1,327	88,245
Weingarten Realty Investors REIT	15,445	482,502
Welltower, Inc. REIT	935	76,464
Weyerhaeuser Co. REIT	17,018	513,944
WP Carey, Inc. REIT	2,481	198,579
		14,882,322
FOOD & STAPLES RETAILING — 1.1%
Casey's General Stores, Inc.	4,890	777,461
Costco Wholesale Corp.	2,477	728,040
Grocery Outlet Holding Corp. (a)	1,615	52,407
Kroger Co.	9,534	276,391
Sprouts Farmers Market, Inc. (a)	4,291	83,031
Sysco Corp.	13,615	1,164,627
US Foods Holding Corp. (a)	14,119	591,445
Walmart, Inc.	586	69,640
Walgreens Boots Alliance, Inc.	4,166	245,627
		3,988,669
FOOD PRODUCTS — 1.5%
Archer-Daniels-Midland Co.	1,716	79,537
Bunge, Ltd.	877	50,471
Campbell Soup Co.	6,074	300,177
Conagra Brands, Inc.	1,694	58,003
Flowers Foods, Inc.	9,626	209,269
General Mills, Inc.	15,805	846,516
Hain Celestial Group, Inc. (a)	1,815	47,108
Hershey Co.	2,530	371,859
Hormel Foods Corp. (b)	3,253	146,743
Ingredion, Inc.	2,439	226,705
J.M. Smucker Co.	2,492	259,492
Kellogg Co.	3,691	255,270
Lamb Weston Holdings, Inc.	3,119	268,328
McCormick & Co., Inc.	1,224	207,750
Mondelez International, Inc. Class A	6,149	338,687
Pilgrim's Pride Corp. (a)	8,858	289,789
Post Holdings, Inc. (a)	1,850	201,835
Seaboard Corp.	13	55,257
TreeHouse Foods, Inc. (a)	1,589	77,066
Tyson Foods, Inc. Class A	13,656	1,243,242
		5,533,104
Security Description	Shares	Value
GAS UTILITIES — 0.1%
Atmos Energy Corp.	2,155	$ 241,058
National Fuel Gas Co.	1,703	79,258
UGI Corp.	815	36,805
		357,121
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	1,182	102,669
ABIOMED, Inc. (a)	138	23,541
Align Technology, Inc. (a)	1,788	498,924
Baxter International, Inc.	6,929	579,403
Becton Dickinson and Co.	417	113,412
Boston Scientific Corp. (a)	2,224	100,569
Cantel Medical Corp. (b)	387	27,438
Cooper Cos., Inc.	824	264,743
Danaher Corp.	1,146	175,888
DENTSPLY SIRONA, Inc.	1,912	108,200
DexCom, Inc. (a)	487	106,526
Edwards Lifesciences Corp. (a)	2,518	587,424
Envista Holdings Corp. (a)	4,420	131,009
Hill-Rom Holdings, Inc.	1,841	209,009
Hologic, Inc. (a)	2,548	133,031
ICU Medical, Inc. (a)	119	22,267
IDEXX Laboratories, Inc. (a)	2,132	556,729
Insulet Corp. (a)	347	59,406
Integra LifeSciences Holdings Corp. (a)	1,439	83,865
Intuitive Surgical, Inc. (a)	375	221,681
Masimo Corp. (a)	3,065	484,454
Medtronic PLC	1,130	128,199
Penumbra, Inc. (a) (b)	1,276	209,609
ResMed, Inc.	1,894	293,513
STERIS PLC	3,658	557,552
Stryker Corp.	1,002	210,360
Teleflex, Inc.	767	288,730
Varian Medical Systems, Inc. (a)	2,334	331,451
West Pharmaceutical Services, Inc.	4,715	708,806
Zimmer Biomet Holdings, Inc.	1,847	276,459
		7,594,867
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Acadia Healthcare Co., Inc. (a)	3,207	106,537
AmerisourceBergen Corp.	11,577	984,277
Anthem, Inc.	1,102	332,837
Cardinal Health, Inc.	30,363	1,535,761
Centene Corp. (a)	1,161	72,992
Chemed Corp.	1,729	759,481
Covetrus, Inc. (a) (b)	23,402	308,906
CVS Health Corp.	266	19,761
DaVita, Inc. (a)	8,437	633,028
Encompass Health Corp.	4,188	290,103
HCA Healthcare, Inc.	2,665	393,914
Henry Schein, Inc. (a)	6,284	419,268
Humana, Inc.	2,815	1,031,754

See accompanying notes to financial statements.
18

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	5,248	$ 887,804
McKesson Corp.	14,103	1,950,727
MEDNAX, Inc. (a)	1,079	29,985
Molina Healthcare, Inc. (a)	3,435	466,095
Premier, Inc. Class A (a)	2,307	87,389
Quest Diagnostics, Inc.	5,066	540,998
UnitedHealth Group, Inc.	318	93,486
Universal Health Services, Inc. Class B	5,009	718,591
WellCare Health Plans, Inc. (a)	212	70,004
		11,733,698
HEALTH CARE TECHNOLOGY — 0.5%
Cerner Corp.	13,858	1,017,038
Change Healthcare, Inc. (a)	11,702	191,796
Veeva Systems, Inc. Class A (a)	4,556	640,847
		1,849,681
HOTELS, RESTAURANTS & LEISURE — 3.4%
Aramark	20,910	907,494
Caesars Entertainment Corp. (a)	45,578	619,861
Carnival Corp.	6,300	320,229
Chipotle Mexican Grill, Inc. (a)	939	786,046
Choice Hotels International, Inc. (b)	1,089	112,635
Darden Restaurants, Inc.	6,546	713,579
Domino's Pizza, Inc.	1,314	386,027
Dunkin' Brands Group, Inc.	2,546	192,325
Extended Stay America, Inc.	5,163	76,722
Hilton Grand Vacations, Inc. (a)	3,253	111,871
Hilton Worldwide Holdings, Inc.	4,205	466,376
Hyatt Hotels Corp. Class A	2,008	180,138
International Game Technology PLC	1,693	25,344
Las Vegas Sands Corp.	6,089	420,385
Marriott International, Inc. Class A	2,264	342,837
McDonald's Corp.	497	98,212
MGM Resorts International	16,752	557,339
Norwegian Cruise Line Holdings, Ltd. (a)	16,697	975,272
Planet Fitness, Inc. Class A (a)	3,784	282,589
Royal Caribbean Cruises, Ltd.	4,866	649,660
Six Flags Entertainment Corp.	1,382	62,342
Starbucks Corp.	6,202	545,280
Vail Resorts, Inc.	1,241	297,629
Wendy's Co.	14,358	318,891
Wyndham Destinations, Inc.	12,274	634,443
Wyndham Hotels & Resorts, Inc.	1,078	67,709
Wynn Resorts, Ltd.	1,303	180,948
Yum China Holdings, Inc.	26,766	1,285,036
Yum! Brands, Inc.	4,012	404,129
		12,021,348
HOUSEHOLD DURABLES — 2.9%
D.R. Horton, Inc.	22,456	1,184,554
Garmin, Ltd.	9,632	939,698
Leggett & Platt, Inc.	19,286	980,307
Lennar Corp. Class A	9,829	548,360
Lennar Corp. Class B	553	24,719
Security Description	Shares	Value
Mohawk Industries, Inc. (a)	4,731	$ 645,214
Newell Brands, Inc.	2,858	54,931
NVR, Inc. (a)	416	1,584,299
PulteGroup, Inc.	57,220	2,220,136
Tempur Sealy International, Inc. (a)	2,692	234,365
Toll Brothers, Inc.	19,054	752,823
Whirlpool Corp.	9,262	1,366,423
		10,535,829
HOUSEHOLD PRODUCTS — 0.5%
Church & Dwight Co., Inc.	2,633	185,205
Clorox Co.	1,218	187,012
Colgate-Palmolive Co.	4,840	333,185
Kimberly-Clark Corp.	2,969	408,386
Procter & Gamble Co.	531	66,322
Spectrum Brands Holdings, Inc.	10,107	649,779
		1,829,889
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	47,963	954,464
NRG Energy, Inc.	16,099	639,935
Vistra Energy Corp.	6,630	152,424
		1,746,823
INDUSTRIAL CONGLOMERATES — 0.4%
3M Co.	525	92,621
Carlisle Cos., Inc.	5,718	925,401
General Electric Co.	6,634	74,035
Honeywell International, Inc.	1,621	286,917
Roper Technologies, Inc.	542	191,993
		1,570,967
INSURANCE — 3.7%
Aflac, Inc.	7,112	376,225
Alleghany Corp. (a)	91	72,761
Allstate Corp.	5,419	609,367
American Financial Group, Inc.	2,045	224,234
American International Group, Inc.	2,058	105,637
Aon PLC	1,539	320,558
Arch Capital Group, Ltd. (a)	11,036	473,334
Arthur J Gallagher & Co.	4,470	425,678
Assurant, Inc.	2,018	264,519
Assured Guaranty, Ltd.	7,302	357,944
Athene Holding, Ltd. Class A (a)	3,522	165,640
Axis Capital Holdings, Ltd.	614	36,496
Brighthouse Financial, Inc. (a)	4,963	194,699
Brown & Brown, Inc.	10,542	416,198
Chubb, Ltd.	1,305	203,136
Cincinnati Financial Corp.	1,655	174,023
Erie Indemnity Co. Class A (b)	1,998	331,668
Everest Re Group, Ltd.	340	94,126
Fidelity National Financial, Inc.	27,574	1,250,481
First American Financial Corp.	14,062	820,096
Globe Life, Inc.	4,824	507,726
Hanover Insurance Group, Inc.	2,597	354,932
Hartford Financial Services Group, Inc.	8,458	513,993

See accompanying notes to financial statements.
19

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Kemper Corp.	1,800	$ 139,500
Lincoln National Corp.	4,103	242,118
Loews Corp.	3,446	180,881
Markel Corp. (a)	26	29,722
Marsh & McLennan Cos., Inc.	5,379	599,274
MetLife, Inc.	5,989	305,259
Old Republic International Corp.	8,153	182,383
Primerica, Inc.	1,909	249,239
Principal Financial Group, Inc.	7,249	398,695
Progressive Corp.	13,644	987,689
Prudential Financial, Inc.	2,820	264,347
Reinsurance Group of America, Inc.	1,560	254,374
RenaissanceRe Holdings, Ltd.	1,226	240,321
Travelers Cos., Inc.	2,357	322,791
Unum Group	3,988	116,290
Willis Towers Watson PLC	1,301	262,724
WR Berkley Corp.	4,703	324,977
		13,394,055
INTERACTIVE MEDIA & SERVICES — 0.4%
Alphabet, Inc. Class A (a)	47	62,951
Alphabet, Inc. Class C (a)	50	66,851
Facebook, Inc. Class A (a)	575	118,019
IAC/InterActiveCorp (a)	2,320	577,935
Match Group, Inc. (a) (b)	6,654	546,360
Twitter, Inc. (a)	6,428	206,018
		1,578,134
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Amazon.com, Inc. (a)	29	53,587
Booking Holdings, Inc. (a)	177	363,510
eBay, Inc.	32,399	1,169,928
Etsy, Inc. (a)	1,386	61,400
Expedia Group, Inc.	1,342	145,124
		1,793,549
IT SERVICES — 3.6%
Accenture PLC Class A	1,700	357,969
Akamai Technologies, Inc. (a)	9,559	825,706
Amdocs, Ltd.	8,553	617,441
Automatic Data Processing, Inc.	2,043	348,332
Black Knight, Inc. (a)	3,579	230,774
Booz Allen Hamilton Holding Corp.	9,368	666,346
Broadridge Financial Solutions, Inc.	2,120	261,905
CACI International, Inc. Class A (a)	1,930	482,481
Cognizant Technology Solutions Corp. Class A	7,942	492,563
CoreLogic, Inc. (a)	2,567	112,204
DXC Technology Co.	1,421	53,415
EPAM Systems, Inc. (a)	4,171	884,919
Euronet Worldwide, Inc. (a)	3,360	529,402
Fidelity National Information Services, Inc.	710	98,754
Fiserv, Inc. (a)	1,394	161,188
FleetCor Technologies, Inc. (a)	1,327	381,804
Gartner, Inc. (a)	1,282	197,556
Security Description	Shares	Value
Genpact, Ltd.	10,166	$ 428,700
Global Payments, Inc.	726	132,539
GoDaddy, Inc. Class A (a)	1,527	103,714
International Business Machines Corp.	3,377	452,653
Jack Henry & Associates, Inc.	1,767	257,399
Leidos Holdings, Inc.	11,009	1,077,671
Mastercard, Inc. Class A	351	104,805
Paychex, Inc.	5,479	466,044
PayPal Holdings, Inc. (a)	1,673	180,968
Sabre Corp.	8,216	184,367
Square, Inc. Class A (a)	808	50,548
Switch, Inc. Class A	1,423	21,089
VeriSign, Inc. (a)	2,583	497,692
Visa, Inc. Class A	573	107,667
Western Union Co. (b)	76,266	2,042,404
WEX, Inc. (a)	1,037	217,210
		13,028,229
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Brunswick Corp.	5,347	320,713
Hasbro, Inc.	2,035	214,916
Polaris, Inc.	3,582	364,290
		899,919
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Agilent Technologies, Inc.	3,240	276,404
Avantor, Inc. (a)	6,453	117,122
Bio-Rad Laboratories, Inc. Class A (a)	816	301,944
Bio-Techne Corp.	1,040	228,290
Bruker Corp.	8,109	413,316
Charles River Laboratories International, Inc. (a)	1,322	201,949
Illumina, Inc. (a)	356	118,099
IQVIA Holdings, Inc. (a)	1,717	265,294
Mettler-Toledo International, Inc. (a)	584	463,275
PerkinElmer, Inc.	1,926	187,015
PRA Health Sciences, Inc. (a)	2,531	281,321
QIAGEN NV (a)	1,756	59,353
Thermo Fisher Scientific, Inc.	549	178,354
Waters Corp. (a)	1,871	437,159
		3,528,895
MACHINERY — 4.9%
AGCO Corp.	11,493	887,834
Allison Transmission Holdings, Inc.	6,385	308,523
Caterpillar, Inc.	2,435	359,601
Colfax Corp. (a) (b)	8,887	323,309
Crane Co.	2,539	219,319
Cummins, Inc.	10,173	1,820,560
Deere & Co.	1,470	254,692
Donaldson Co., Inc.	6,314	363,813
Dover Corp.	7,113	819,844
Flowserve Corp.	3,255	162,001
Fortive Corp.	3,470	265,073
Gardner Denver Holdings, Inc. (a) (b)	6,863	251,735
Graco, Inc.	7,189	373,828
IDEX Corp.	2,415	415,380

See accompanying notes to financial statements.
20

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Illinois Tool Works, Inc.	3,585	$ 643,974
Ingersoll-Rand PLC	3,894	517,590
ITT, Inc.	10,530	778,272
Lincoln Electric Holdings, Inc.	4,315	417,390
Middleby Corp. (a)	1,129	123,648
Nordson Corp.	2,487	404,983
Oshkosh Corp.	16,552	1,566,647
PACCAR, Inc.	16,601	1,313,139
Parker-Hannifin Corp.	3,191	656,772
Pentair PLC	9,840	451,361
Snap-on, Inc.	3,369	570,709
Stanley Black & Decker, Inc.	3,286	544,622
Timken Co.	6,092	343,040
Toro Co.	7,522	599,278
Trinity Industries, Inc.	3,918	86,784
WABCO Holdings, Inc. (a)	5,731	776,550
Westinghouse Air Brake Technologies Corp.	1,546	120,279
Woodward, Inc.	4,122	488,210
Xylem, Inc.	3,054	240,625
		17,469,385
MARINE — 0.1%
Kirby Corp. (a)	2,249	201,353
MEDIA — 2.0%
Altice USA, Inc. Class A (a)	17,724	484,574
Cable One, Inc.	250	372,117
Charter Communications, Inc. Class A (a)	518	251,271
Comcast Corp. Class A	3,028	136,169
Discovery, Inc. Class A (a) (b)	884	28,942
Discovery, Inc. Class C (a)	1,435	43,753
DISH Network Corp. Class A (a)	15,789	560,036
Fox Corp. Class A	27,367	1,014,495
Fox Corp. Class B	15,846	576,794
Interpublic Group of Cos., Inc.	12,120	279,972
John Wiley & Sons, Inc. Class A	1,936	93,935
Liberty Broadband Corp. Class C (a)	482	60,612
Liberty Media Corp.-Liberty SiriusXM Class A (a)	2,643	127,763
Liberty Media Corp.-Liberty SiriusXM Class C (a)	5,342	257,164
New York Times Co. Class A	10,002	321,764
News Corp. Class A	33,890	479,205
News Corp. Class B	10,870	157,724
Nexstar Media Group, Inc. Class A	5,060	593,285
Omnicom Group, Inc.	6,981	565,601
Sinclair Broadcast Group, Inc. Class A	12,312	410,482
Sirius XM Holdings, Inc. (b)	20,467	146,339
ViacomCBS, Inc. Class B	2,690	112,899
		7,074,896
METALS & MINING — 1.4%
Alcoa Corp. (a)	2,702	58,120
Freeport-McMoRan, Inc.	47,522	623,489
Newmont Goldcorp Corp.	5,321	231,197
Nucor Corp.	17,234	969,930
Security Description	Shares	Value
Reliance Steel & Aluminum Co.	15,842	$ 1,897,238
Royal Gold, Inc.	3,155	385,699
Southern Copper Corp.	1,994	84,705
Steel Dynamics, Inc.	21,168	720,559
United States Steel Corp.	1,862	21,245
		4,992,182
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AGNC Investment Corp. REIT	2,504	44,271
Annaly Capital Management, Inc. REIT	4,681	44,095
Chimera Investment Corp. REIT (b)	7,234	148,731
MFA Financial, Inc. REIT	17,647	135,000
New Residential Investment Corp. REIT (b)	9,503	153,093
Two Harbors Investment Corp. REIT	3,075	44,956
Starwood Property Trust, Inc. REIT	4,693	116,668
		686,814
MULTI-UTILITIES — 0.9%
Ameren Corp.	5,473	420,326
CenterPoint Energy, Inc.	7,266	198,144
CMS Energy Corp.	6,005	377,354
Consolidated Edison, Inc.	3,170	286,790
Dominion Energy, Inc.	1,756	145,432
DTE Energy Co.	2,804	364,156
MDU Resources Group, Inc.	6,092	180,993
NiSource, Inc.	2,344	65,257
Public Service Enterprise Group, Inc.	6,491	383,294
Sempra Energy	2,114	320,229
WEC Energy Group, Inc.	4,884	450,451
		3,192,426
MULTILINE RETAIL — 1.3%
Dollar General Corp.	9,846	1,535,779
Dollar Tree, Inc. (a)	4,362	410,246
Kohl's Corp.	11,608	591,428
Nordstrom, Inc.	3,312	135,560
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	1,566	102,275
Target Corp.	13,209	1,693,526
		4,468,814
OIL, GAS & CONSUMABLE FUELS — 3.8%
Apache Corp.	8,765	224,296
Cabot Oil & Gas Corp.	7,213	125,578
Cheniere Energy, Inc. (a)	2,260	138,018
Chevron Corp.	2,263	272,714
Cimarex Energy Co.	2,177	114,271
Concho Resources, Inc.	462	40,457
ConocoPhillips	7,278	473,288
Continental Resources, Inc.	1,107	37,970
Devon Energy Corp.	29,248	759,571
Diamondback Energy, Inc.	238	22,101
EOG Resources, Inc.	3,139	262,923
Exxon Mobil Corp.	1,818	126,860
Hess Corp.	5,945	397,185

See accompanying notes to financial statements.
21

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HollyFrontier Corp.	15,108	$ 766,127
Kinder Morgan, Inc.	16,839	356,482
Kosmos Energy, Ltd.	21,856	124,579
Marathon Oil Corp.	23,090	313,562
Marathon Petroleum Corp.	356	21,449
Murphy Oil Corp. (b)	8,548	229,086
Noble Energy, Inc.	14,752	366,440
Occidental Petroleum Corp.	1,807	74,467
ONEOK, Inc.	5,699	431,243
Parsley Energy, Inc. Class A	20,350	384,819
PBF Energy, Inc. Class A	16,013	502,328
Phillips 66	26,857	2,992,138
Pioneer Natural Resources Co.	5,301	802,412
Targa Resources Corp.	5,084	207,580
Valero Energy Corp.	29,373	2,750,782
Williams Cos., Inc.	3,977	94,334
WPX Energy, Inc. (a)	10,371	142,498
		13,555,558
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	8,323	318,272
PERSONAL PRODUCTS — 0.4%
Coty, Inc. Class A	6,183	69,559
Estee Lauder Cos., Inc. Class A	6,418	1,325,573
Herbalife Nutrition, Ltd. (a)	1,136	54,153
Nu Skin Enterprises, Inc. Class A	459	18,810
		1,468,095
PHARMACEUTICALS — 0.5%
Allergan PLC	450	86,026
Bristol-Myers Squibb Co.	3,663	235,128
Catalent, Inc. (a)	1,764	99,313
Elanco Animal Health, Inc. (a)	1,845	54,335
Eli Lilly & Co.	816	107,247
Horizon Therapeutics PLC (a)	3,523	127,533
Jazz Pharmaceuticals PLC (a)	2,510	374,693
Johnson & Johnson	343	50,033
Merck & Co., Inc.	946	86,039
Mylan NV (a)	1,617	32,502
Nektar Therapeutics (a) (b)	1,120	24,175
Perrigo Co. PLC	6,254	323,082
Pfizer, Inc.	777	30,443
Zoetis, Inc.	2,453	324,654
		1,955,203
PROFESSIONAL SERVICES — 0.9%
CoStar Group, Inc. (a)	733	438,554
Equifax, Inc.	2,728	382,247
IHS Markit, Ltd. (a)	2,942	221,680
ManpowerGroup, Inc.	14,179	1,376,781
Nielsen Holdings PLC	1,572	31,911
Robert Half International, Inc.	7,087	447,544
TransUnion	2,215	189,626
Verisk Analytics, Inc.	1,905	284,493
		3,372,836
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CBRE Group, Inc. Class A (a)	34,175	$ 2,094,586
Howard Hughes Corp. (a)	286	36,265
Jones Lang LaSalle, Inc.	5,102	888,207
		3,019,058
ROAD & RAIL — 1.5%
AMERCO	263	98,841
CSX Corp.	4,235	306,445
JB Hunt Transport Services, Inc.	5,688	664,245
Kansas City Southern	3,695	565,926
Knight-Swift Transportation Holdings, Inc. (b)	29,759	1,066,562
Landstar System, Inc.	4,433	504,786
Lyft, Inc. Class A (a)	847	36,438
Norfolk Southern Corp.	2,277	442,034
Old Dominion Freight Line, Inc.	4,496	853,251
Ryder System, Inc.	3,540	192,257
Schneider National, Inc. Class B	11,486	250,624
Uber Technologies, Inc. (a)	663	19,718
Union Pacific Corp.	1,502	271,546
		5,272,673
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.7%
Advanced Micro Devices, Inc. (a)	3,090	141,707
Analog Devices, Inc.	3,723	442,441
Applied Materials, Inc.	16,993	1,037,253
Broadcom, Inc.	680	214,894
Cypress Semiconductor Corp.	45,064	1,051,343
Entegris, Inc.	10,558	528,850
Intel Corp.	5,510	329,774
KLA Corp.	1,990	354,558
Lam Research Corp.	7,782	2,275,457
Maxim Integrated Products, Inc.	13,806	849,207
Microchip Technology, Inc. (b)	615	64,403
Micron Technology, Inc. (a)	55,518	2,985,758
MKS Instruments, Inc.	13,156	1,447,292
Monolithic Power Systems, Inc.	2,721	484,392
NVIDIA Corp.	1,545	363,539
ON Semiconductor Corp. (a)	49,154	1,198,375
Qorvo, Inc. (a)	9,988	1,160,905
QUALCOMM, Inc.	5,570	491,441
Skyworks Solutions, Inc.	17,875	2,160,730
Teradyne, Inc.	24,085	1,642,356
Texas Instruments, Inc.	4,532	581,410
Universal Display Corp.	1,575	324,560
Xilinx, Inc.	4,561	445,929
		20,576,574
SOFTWARE — 3.0%
Adobe, Inc. (a)	673	221,962
ANSYS, Inc. (a)	3,007	774,032
Aspen Technology, Inc. (a)	2,968	358,920
Atlassian Corp. PLC Class A (a)	334	40,194
Autodesk, Inc. (a)	367	67,330

See accompanying notes to financial statements.
22

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Avalara, Inc. (a)	453	$ 33,182
Cadence Design Systems, Inc. (a)	11,892	824,829
CDK Global, Inc.	1,122	61,351
Cerence, Inc. (a)	7,571	171,332
Ceridian HCM Holding, Inc. (a)	543	36,859
Citrix Systems, Inc.	3,213	356,322
Fair Isaac Corp. (a)	974	364,938
Fortinet, Inc. (a)	6,353	678,246
Guidewire Software, Inc. (a)	878	96,378
HubSpot, Inc. (a)	278	44,063
Intuit, Inc.	2,098	549,529
LogMeIn, Inc.	2,160	185,198
Manhattan Associates, Inc. (a)	7,506	598,604
Microsoft Corp.	1,239	195,390
NortonLifeLock, Inc.	10,782	275,157
Nuance Communications, Inc. (a)	13,201	235,374
Oracle Corp.	2,905	153,907
Palo Alto Networks, Inc. (a)	817	188,931
Paycom Software, Inc. (a)	1,878	497,219
Paylocity Holding Corp. (a)	1,682	203,219
Pegasystems, Inc. (b)	655	52,171
Proofpoint, Inc. (a)	953	109,385
RealPage, Inc. (a)	1,006	54,073
salesforce.com, Inc. (a)	531	86,362
ServiceNow, Inc. (a)	1,214	342,737
Splunk, Inc. (a)	229	34,297
SS&C Technologies Holdings, Inc.	733	45,006
Synopsys, Inc. (a)	7,372	1,026,182
Teradata Corp. (a)	690	18,471
Trade Desk, Inc. Class A (a) (b)	1,836	476,956
Tyler Technologies, Inc. (a)	1,875	562,538
VMware, Inc. Class A (a)	4,822	731,931
Workday, Inc. Class A (a)	242	39,797
Zscaler, Inc. (a) (b)	1,123	52,220
		10,844,592
SPECIALTY RETAIL — 4.7%
Advance Auto Parts, Inc.	2,447	391,911
AutoNation, Inc. (a)	6,320	307,342
AutoZone, Inc. (a)	1,004	1,196,075
Best Buy Co., Inc.	42,977	3,773,381
Burlington Stores, Inc. (a)	3,161	720,803
CarMax, Inc. (a)	6,077	532,771
Dick's Sporting Goods, Inc.	15,383	761,305
Five Below, Inc. (a)	2,833	362,227
Floor & Decor Holdings, Inc. Class A (a)	9,855	500,733
Foot Locker, Inc.	7,950	309,970
Gap, Inc.	3,413	60,342
Home Depot, Inc.	1,291	281,929
L Brands, Inc.	2,323	42,093
Lowe's Cos., Inc.	4,851	580,956
O'Reilly Automotive, Inc. (a)	1,690	740,659
Penske Automotive Group, Inc. (b)	4,299	215,896
Ross Stores, Inc.	9,856	1,147,435
Tiffany & Co.	7,322	978,585
TJX Cos., Inc.	16,539	1,009,871
Security Description	Shares	Value
Tractor Supply Co.	9,437	$ 881,793
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,924	487,041
Urban Outfitters, Inc. (a)	5,510	153,013
Williams-Sonoma, Inc.	18,882	1,386,694
		16,822,825
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.4%
Apple, Inc.	1,513	444,292
Dell Technologies, Inc. Class C (a)	2,733	140,449
Hewlett Packard Enterprise Co.	81,739	1,296,381
HP, Inc.	43,610	896,185
NCR Corp. (a) (b)	9,843	346,080
NetApp, Inc.	14,371	894,595
Western Digital Corp.	4,144	263,020
Xerox Holdings Corp.	20,050	739,243
		5,020,245
TEXTILES, APPAREL & LUXURY GOODS — 1.9%
Capri Holdings, Ltd. (a)	1,884	71,875
Carter's, Inc.	8,082	883,686
Columbia Sportswear Co.	1,714	171,726
Hanesbrands, Inc.	44,621	662,622
Lululemon Athletica, Inc. (a)	3,932	910,926
NIKE, Inc. Class B	3,278	332,094
PVH Corp.	5,375	565,181
Ralph Lauren Corp.	5,501	644,827
Skechers U.S.A., Inc. Class A (a)	31,748	1,371,196
Tapestry, Inc.	3,961	106,828
Under Armour, Inc. Class A (a) (b)	6,483	140,033
Under Armour, Inc. Class C (a)	6,549	125,610
VF Corp.	7,364	733,896
		6,720,500
THRIFTS & MORTGAGE FINANCE — 0.5%
LendingTree, Inc. (a) (b)	906	274,917
MGIC Investment Corp.	83,797	1,187,403
New York Community Bancorp, Inc.	15,560	187,031
		1,649,351
TOBACCO — 0.2%
Altria Group, Inc.	3,578	178,578
Philip Morris International, Inc.	4,965	422,472
		601,050
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	8,718	414,279
Fastenal Co.	21,576	797,233
HD Supply Holdings, Inc. (a)	8,061	324,213
MSC Industrial Direct Co., Inc. Class A	2,161	169,574
United Rentals, Inc. (a)	7,088	1,182,066
Univar, Inc. (a)	27,708	671,642
W.W. Grainger, Inc.	1,461	494,578
Watsco, Inc.	2,850	513,428

See accompanying notes to financial statements.
23

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
WESCO International, Inc. (a)	4,395	$ 261,019
		4,828,032
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	4,360	186,782
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,637	323,955
Aqua America, Inc.	4,301	201,889
		525,844
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Sprint Corp. (a) (b)	6,053	31,536
Telephone & Data Systems, Inc.	1,153	29,321
T-Mobile US, Inc. (a)	1,358	106,494
		167,351
TOTAL COMMON STOCKS (Cost $319,511,417)		357,293,473
SHORT-TERM INVESTMENT — 1.0%
State Street Navigator Securities Lending Portfolio II (c) (e) (Cost $3,599,933)	3,599,933	3,599,933
TOTAL INVESTMENTS — 100.8% (Cost $323,111,350)		360,893,406
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(2,805,241)
NET ASSETS — 100.0%		$ 358,088,165

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$357,293,473	$—	$—	$357,293,473
Short-Term Investment	3,599,933	—	—	3,599,933
TOTAL INVESTMENTS	$360,893,406	$—	$—	$360,893,406
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	942	$ 52,809	$ 313,928	$ 21,788	$6,168	$14,641	4,624	$ 365,758	$ 2,884
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	7,165,516	7,165,564	48	—	—	—	3,649
State Street Institutional U.S. Government Money Market Fund, Class G Shares	274,047	274,047	2,190,101	2,464,148	—	—	—	—	1,101
State Street Navigator Securities Lending Portfolio II	—	—	13,913,908	10,313,975	—	—	3,599,933	3,599,933	4,797
State Street Navigator Securities Lending Portfolio III	594,467	594,467	13,728,486	14,322,953	—	—	—	—	1,578
Total		$921,323	$37,311,939	$34,288,428	$6,216	$14,641		$3,965,691	$14,009
See accompanying notes to financial statements.
24

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
BWX Technologies, Inc.	10,014	$ 621,669
Curtiss-Wright Corp.	7,659	1,079,077
Hexcel Corp.	14,637	1,073,038
Huntington Ingalls Industries, Inc.	11,856	2,974,433
Raytheon Co.	10,440	2,294,086
Spirit AeroSystems Holdings, Inc. Class A	15,601	1,137,001
Teledyne Technologies, Inc. (a)	4,242	1,470,023
Textron, Inc.	36,937	1,647,390
		12,296,717
AIR FREIGHT & LOGISTICS — 1.1%
C.H. Robinson Worldwide, Inc.	45,263	3,539,566
Expeditors International of Washington, Inc.	37,593	2,933,006
		6,472,572
AIRLINES — 1.0%
Alaska Air Group, Inc.	13,772	933,053
Delta Air Lines, Inc.	31,556	1,845,395
JetBlue Airways Corp. (a)	42,145	788,954
Southwest Airlines Co.	39,616	2,138,472
		5,705,874
AUTO COMPONENTS — 1.5%
Aptiv PLC	19,208	1,824,184
BorgWarner, Inc.	25,212	1,093,697
Gentex Corp.	97,028	2,811,871
Goodyear Tire & Rubber Co.	20,244	314,895
Lear Corp.	20,759	2,848,135
		8,892,782
AUTOMOBILES — 0.3%
Harley-Davidson, Inc.	28,336	1,053,816
Thor Industries, Inc. (b)	9,812	728,933
		1,782,749
BANKS — 2.0%
Associated Banc-Corp.	18,417	405,911
Bank of Hawaii Corp.	4,667	444,112
BankUnited, Inc.	12,484	456,415
CIT Group, Inc.	8,332	380,189
Comerica, Inc.	9,704	696,262
Commerce Bancshares, Inc. (b)	10,667	724,716
Cullen/Frost Bankers, Inc.	2,944	287,864
East West Bancorp, Inc.	10,876	529,661
First Citizens BancShares, Inc. Class A	639	340,082
First Hawaiian, Inc.	10,030	289,366
First Horizon National Corp.	30,584	506,471
FNB Corp.	39,155	497,268
Huntington Bancshares, Inc.	56,450	851,266
PacWest Bancorp	10,240	391,885
People's United Financial, Inc.	37,655	636,369
Pinnacle Financial Partners, Inc.	5,152	329,728
Popular, Inc.	7,596	446,265
Signature Bank	2,744	374,858
Security Description	Shares	Value
Sterling Bancorp	16,664	$ 351,277
Synovus Financial Corp.	11,789	462,129
TCF Financial Corp.	7,301	341,687
Umpqua Holdings Corp.	22,888	405,118
Webster Financial Corp.	6,760	360,714
Western Alliance Bancorp	7,596	432,972
Wintrust Financial Corp.	4,418	313,236
Zions Bancorp NA	11,512	597,703
		11,853,524
BEVERAGES — 0.4%
Brown-Forman Corp. Class A	2,744	172,241
Brown-Forman Corp. Class B	9,268	626,517
Molson Coors Brewing Co. Class B	28,672	1,545,420
		2,344,178
BIOTECHNOLOGY — 0.1%
United Therapeutics Corp. (a)	4,852	427,364
BUILDING PRODUCTS — 1.6%
Allegion PLC	8,704	1,083,996
AO Smith Corp.	34,600	1,648,344
Armstrong World Industries, Inc.	3,280	308,222
Fortune Brands Home & Security, Inc.	28,931	1,890,351
Lennox International, Inc.	4,866	1,187,158
Masco Corp.	45,875	2,201,541
Owens Corning	10,680	695,482
Resideo Technologies, Inc. (a)	29,212	348,499
		9,363,593
CAPITAL MARKETS — 4.3%
Affiliated Managers Group, Inc.	6,203	525,642
BGC Partners, Inc. Class A	38,765	230,264
Cboe Global Markets, Inc.	14,045	1,685,400
Eaton Vance Corp.	37,354	1,744,058
Evercore, Inc. Class A	16,548	1,237,128
FactSet Research Systems, Inc.	5,397	1,448,015
Franklin Resources, Inc.	74,756	1,942,161
Interactive Brokers Group, Inc. Class A (b)	4,416	205,874
Invesco, Ltd.	39,812	715,820
Janus Henderson Group PLC	26,904	657,803
Lazard, Ltd. Class A	35,260	1,408,990
MarketAxess Holdings, Inc.	1,908	723,342
Moody's Corp.	8,302	1,970,978
Morningstar, Inc.	4,382	663,040
MSCI, Inc.	6,699	1,729,548
Nasdaq, Inc.	13,459	1,441,459
Raymond James Financial, Inc.	12,539	1,121,739
SEI Investments Co.	37,527	2,457,268
T Rowe Price Group, Inc.	32,715	3,985,995
		25,894,524
CHEMICALS — 3.3%
Albemarle Corp. (b)	6,760	493,750
Ashland Global Holdings, Inc.	9,453	723,438
Axalta Coating Systems, Ltd. (a)	23,726	721,270
Cabot Corp.	12,040	572,141

See accompanying notes to financial statements.
25

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Celanese Corp.	28,794	$ 3,545,117
Eastman Chemical Co.	33,801	2,679,067
LyondellBasell Industries NV Class A	23,930	2,260,906
NewMarket Corp.	2,328	1,132,619
Olin Corp.	10,876	187,611
PPG Industries, Inc.	23,510	3,138,350
RPM International, Inc.	21,917	1,682,349
Scotts Miracle-Gro Co.	3,116	330,857
Valvoline, Inc.	76,488	1,637,608
Westlake Chemical Corp.	2,644	185,477
WR Grace & Co.	6,402	447,180
		19,737,740
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	3,782	1,017,661
Clean Harbors, Inc. (a)	4,691	402,253
Copart, Inc. (a)	13,550	1,232,237
IAA, Inc. (a)	26,425	1,243,560
KAR Auction Services, Inc. (b)	26,425	575,801
Republic Services, Inc.	10,960	982,345
Rollins, Inc.	16,476	546,344
		6,000,201
COMMUNICATIONS EQUIPMENT — 0.8%
F5 Networks, Inc. (a)	22,148	3,092,968
Juniper Networks, Inc.	73,977	1,822,054
		4,915,022
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	11,930	514,541
Fluor Corp.	5,821	109,900
Quanta Services, Inc.	11,674	475,249
Valmont Industries, Inc.	2,473	370,406
		1,470,096
CONSTRUCTION MATERIALS — 0.0% (c)
Eagle Materials, Inc.	1,723	156,207
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	25,855	790,129
Discover Financial Services	25,514	2,164,097
Synchrony Financial	35,672	1,284,549
		4,238,775
CONTAINERS & PACKAGING — 2.6%
AptarGroup, Inc.	4,420	511,040
Ardagh Group SA	5,541	108,493
Avery Dennison Corp.	22,253	2,911,137
Ball Corp.	17,806	1,151,514
Berry Global Group, Inc. (a)	16,635	789,996
Crown Holdings, Inc. (a)	9,098	659,969
International Paper Co.	63,421	2,920,537
O-I Glass, Inc.	10,829	129,190
Packaging Corp. of America	14,554	1,629,902
Sealed Air Corp.	21,408	852,681
Silgan Holdings, Inc.	31,133	967,614
Sonoco Products Co.	31,323	1,933,256
Security Description	Shares	Value
Westrock Co.	21,336	$ 915,528
		15,480,857
DISTRIBUTORS — 1.2%
Genuine Parts Co.	44,915	4,771,320
LKQ Corp. (a)	41,123	1,468,091
Pool Corp.	4,617	980,559
		7,219,970
DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (a)	6,005	902,491
frontdoor, Inc. (a)	12,348	585,542
Graham Holdings Co. Class B	1,698	1,085,005
Grand Canyon Education, Inc. (a)	5,115	489,966
H&R Block, Inc. (b)	38,777	910,484
Service Corp. International	22,630	1,041,659
		5,015,147
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Jefferies Financial Group, Inc.	22,820	487,664
Voya Financial, Inc.	7,930	483,571
		971,235
ELECTRIC UTILITIES — 3.8%
Alliant Energy Corp.	23,877	1,306,549
Avangrid, Inc.	6,966	356,381
Edison International	21,443	1,617,017
Entergy Corp.	22,705	2,720,059
Eversource Energy	22,695	1,930,664
Exelon Corp.	53,811	2,453,243
Hawaiian Electric Industries, Inc.	36,395	1,705,470
IDACORP, Inc.	13,820	1,475,976
OGE Energy Corp.	34,490	1,533,770
Pinnacle West Capital Corp.	23,404	2,104,722
PPL Corp.	87,112	3,125,578
Xcel Energy, Inc.	34,342	2,180,374
		22,509,803
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	1,954	269,652
AMETEK, Inc.	11,599	1,156,884
Eaton Corp. PLC	22,064	2,089,902
Emerson Electric Co.	25,223	1,923,506
Hubbell, Inc.	4,957	732,744
Regal Beloit Corp.	7,467	639,250
Rockwell Automation, Inc.	12,943	2,623,158
Sensata Technologies Holding PLC (a)	12,220	658,291
		10,093,387
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Amphenol Corp. Class A	16,986	1,838,395
Arrow Electronics, Inc. (a)	11,294	957,054
Avnet, Inc.	19,508	827,919
CDW Corp.	34,295	4,898,698
Corning, Inc.	81,348	2,368,040
Dolby Laboratories, Inc. Class A	12,434	855,459

See accompanying notes to financial statements.
26

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
FLIR Systems, Inc.	20,467	$ 1,065,717
Jabil, Inc.	27,823	1,149,925
Littelfuse, Inc.	1,591	304,358
National Instruments Corp.	15,647	662,494
		14,928,059
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (b)	24,542	830,747
Madison Square Garden Co. Class A (a)	1,987	584,555
		1,415,302
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.8%
Apartment Investment & Management Co. Class A REIT	59,388	3,067,390
Apple Hospitality REIT, Inc.	66,476	1,080,235
Brandywine Realty Trust REIT	29,556	465,507
Brixmor Property Group, Inc. REIT	52,410	1,132,580
Brookfield Property REIT, Inc. Class A (b)	38,182	704,267
CoreSite Realty Corp. REIT	3,010	337,481
Corporate Office Properties Trust REIT	7,483	219,851
Cousins Properties, Inc. REIT	10,140	417,768
CubeSmart REIT	17,276	543,848
Duke Realty Corp. REIT	34,404	1,192,787
Empire State Realty Trust, Inc. Class A REIT	18,039	251,824
EPR Properties REIT	11,536	814,903
Equity Commonwealth REIT	36,408	1,195,275
Equity LifeStyle Properties, Inc. REIT	16,197	1,140,107
Extra Space Storage, Inc. REIT	8,424	889,743
Federal Realty Investment Trust REIT	5,475	704,797
Gaming and Leisure Properties, Inc. REIT	28,330	1,219,607
Healthcare Trust of America, Inc. Class A REIT	19,308	584,646
Healthpeak Properties, Inc. REIT	53,480	1,843,456
Highwoods Properties, Inc. REIT	15,559	760,991
Host Hotels & Resorts, Inc. REIT	162,255	3,009,830
Iron Mountain, Inc. REIT	28,912	921,425
Kilroy Realty Corp. REIT	7,898	662,642
Kimco Realty Corp. REIT	22,387	463,635
Lamar Advertising Co. Class A REIT	19,212	1,714,863
Liberty Property Trust REIT	9,662	580,203
Life Storage, Inc. REIT	8,324	901,323
Medical Properties Trust, Inc. REIT	151,978	3,208,256
National Retail Properties, Inc. REIT	13,977	749,447
Omega Healthcare Investors, Inc. REIT	11,912	504,473
Outfront Media, Inc. REIT	9,588	257,150
Park Hotels & Resorts, Inc. REIT	59,127	1,529,615
Rayonier, Inc. REIT	14,702	481,638
Retail Properties of America, Inc. Class A REIT	18,384	246,346
Service Properties Trust REIT	28,753	699,560
Spirit Realty Capital, Inc. REIT	6,324	311,014
Taubman Centers, Inc. REIT	3,916	121,748
Security Description	Shares	Value
VICI Properties, Inc. REIT	61,730	$ 1,577,202
Vornado Realty Trust REIT	9,168	609,672
Weingarten Realty Investors REIT	49,125	1,534,665
Weyerhaeuser Co. REIT	46,414	1,401,703
WP Carey, Inc. REIT	9,611	769,264
		40,822,737
FOOD & STAPLES RETAILING — 2.2%
Casey's General Stores, Inc.	10,471	1,664,784
Kroger Co.	48,924	1,418,307
Sprouts Farmers Market, Inc. (a)	16,464	318,578
Sysco Corp.	49,674	4,249,114
US Foods Holding Corp. (a)	45,646	1,912,111
Walgreens Boots Alliance, Inc.	59,553	3,511,245
		13,074,139
FOOD PRODUCTS — 2.7%
Conagra Brands, Inc.	41,919	1,435,307
Flowers Foods, Inc.	22,772	495,063
Hershey Co.	9,105	1,338,253
Hormel Foods Corp. (b)	37,103	1,673,716
Ingredion, Inc.	27,172	2,525,637
J.M. Smucker Co.	11,587	1,206,554
Kellogg Co.	31,709	2,192,994
Lamb Weston Holdings, Inc.	17,015	1,463,801
McCormick & Co., Inc.	6,808	1,155,522
Seaboard Corp.	27	114,765
Tyson Foods, Inc. Class A	27,699	2,521,717
		16,123,329
GAS UTILITIES — 1.0%
Atmos Energy Corp.	18,506	2,070,081
National Fuel Gas Co.	21,243	988,649
UGI Corp.	63,184	2,853,390
		5,912,120
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Baxter International, Inc.	26,592	2,223,623
Cantel Medical Corp. (b)	2,821	200,009
Cooper Cos., Inc.	2,523	810,615
Hill-Rom Holdings, Inc.	6,423	729,203
ICU Medical, Inc. (a)	1,295	242,320
Integra LifeSciences Holdings Corp. (a)	3,916	228,225
Masimo Corp. (a)	3,446	544,675
ResMed, Inc.	7,296	1,130,661
STERIS PLC	9,744	1,485,181
Varian Medical Systems, Inc. (a)	14,325	2,034,293
West Pharmaceutical Services, Inc.	10,195	1,532,614
		11,161,419
HEALTH CARE PROVIDERS & SERVICES — 4.2%
AmerisourceBergen Corp.	22,206	1,887,954
Cardinal Health, Inc.	42,597	2,154,556
Chemed Corp.	4,625	2,031,578
Covetrus, Inc. (a) (b)	39,275	518,430

See accompanying notes to financial statements.
27

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	19,096	$ 1,432,773
Encompass Health Corp.	16,684	1,155,701
Henry Schein, Inc. (a)	37,884	2,527,621
Humana, Inc.	9,108	3,338,264
Laboratory Corp. of America Holdings (a)	13,279	2,246,408
McKesson Corp.	18,449	2,551,866
MEDNAX, Inc. (a)	17,625	489,799
Premier, Inc. Class A (a)	20,988	795,025
Quest Diagnostics, Inc.	19,479	2,080,162
Universal Health Services, Inc. Class B	14,077	2,019,486
		25,229,623
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.	46,714	3,428,340
HOTELS, RESTAURANTS & LEISURE — 2.4%
Aramark	21,902	950,547
Carnival Corp.	41,078	2,087,995
Choice Hotels International, Inc. (b)	3,526	364,694
Darden Restaurants, Inc.	21,941	2,391,788
Domino's Pizza, Inc.	3,768	1,106,963
Dunkin' Brands Group, Inc.	9,039	682,806
Extended Stay America, Inc.	12,646	187,920
Hyatt Hotels Corp. Class A	7,589	680,809
Norwegian Cruise Line Holdings, Ltd. (a)	12,348	721,247
Six Flags Entertainment Corp.	12,559	566,536
Vail Resorts, Inc.	3,742	897,444
Wendy's Co.	46,112	1,024,148
Wyndham Destinations, Inc.	20,361	1,052,460
Yum! Brands, Inc.	18,621	1,875,693
		14,591,050
HOUSEHOLD DURABLES — 2.7%
D.R. Horton, Inc.	19,208	1,013,222
Garmin, Ltd.	17,865	1,742,910
Leggett & Platt, Inc.	52,763	2,681,943
Mohawk Industries, Inc. (a)	12,079	1,647,334
NVR, Inc. (a)	959	3,652,265
PulteGroup, Inc.	79,018	3,065,899
Toll Brothers, Inc.	30,830	1,218,093
Whirlpool Corp.	9,134	1,347,539
		16,369,205
HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.	22,478	1,581,103
Clorox Co.	11,981	1,839,563
Kimberly-Clark Corp.	18,582	2,555,954
Spectrum Brands Holdings, Inc.	6,849	440,322
		6,416,942
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.5%
AES Corp.	135,170	2,689,883
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	10,433	1,688,477
Security Description	Shares	Value
INSURANCE — 5.9%
Allstate Corp.	20,503	$ 2,305,562
American Financial Group, Inc.	10,891	1,194,198
American National Insurance Co.	1,224	144,040
Arch Capital Group, Ltd. (a)	37,486	1,607,774
Arthur J Gallagher & Co.	21,473	2,044,874
Assurant, Inc.	5,595	733,393
Assured Guaranty, Ltd.	18,041	884,370
Athene Holding, Ltd. Class A (a)	20,798	978,130
Brown & Brown, Inc.	43,362	1,711,932
CNA Financial Corp.	2,623	117,537
Erie Indemnity Co. Class A (b)	4,772	792,152
Fidelity National Financial, Inc.	71,800	3,256,130
First American Financial Corp.	40,503	2,362,135
Globe Life, Inc.	21,951	2,310,343
Hanover Insurance Group, Inc.	11,415	1,560,088
Hartford Financial Services Group, Inc.	29,012	1,763,059
Loews Corp.	24,285	1,274,720
Old Republic International Corp.	43,660	976,674
Primerica, Inc.	3,480	454,349
Principal Financial Group, Inc.	17,000	935,000
Progressive Corp.	39,650	2,870,263
Reinsurance Group of America, Inc.	8,240	1,343,614
RenaissanceRe Holdings, Ltd.	3,968	777,807
Unum Group	16,276	474,608
Willis Towers Watson PLC	5,388	1,088,053
WR Berkley Corp.	16,986	1,173,733
		35,134,538
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Qurate Retail, Inc. Class A (a)	47,384	399,447
IT SERVICES — 3.5%
Alliance Data Systems Corp.	3,295	369,699
Amdocs, Ltd.	55,388	3,998,460
Booz Allen Hamilton Holding Corp.	13,859	985,791
Broadridge Financial Solutions, Inc.	10,759	1,329,167
CACI International, Inc. Class A (a)	3,142	785,468
CoreLogic, Inc. (a)	8,577	374,901
EPAM Systems, Inc. (a)	5,924	1,256,836
Euronet Worldwide, Inc. (a)	1,795	282,820
Genpact, Ltd.	23,705	999,640
Jack Henry & Associates, Inc.	9,767	1,422,759
Leidos Holdings, Inc.	23,125	2,263,706
Paychex, Inc.	14,284	1,214,997
Sabre Corp.	36,814	826,106
Western Union Co. (b)	174,716	4,678,894
		20,789,244
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	7,024	421,300
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	16,369	1,396,439
Bio-Rad Laboratories, Inc. Class A (a)	1,572	581,687
Bio-Techne Corp.	2,463	540,653

See accompanying notes to financial statements.
28

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Bruker Corp.	5,263	$ 268,255
Charles River Laboratories International, Inc. (a)	3,205	489,596
Mettler-Toledo International, Inc. (a)	1,445	1,146,290
PerkinElmer, Inc.	4,395	426,755
Waters Corp. (a)	6,182	1,444,424
		6,294,099
MACHINERY — 5.7%
AGCO Corp.	16,138	1,246,661
Allison Transmission Holdings, Inc.	31,148	1,505,071
Crane Co.	8,311	717,904
Cummins, Inc.	21,011	3,760,129
Donaldson Co., Inc.	16,971	977,869
Dover Corp.	12,122	1,397,182
Fortive Corp.	19,208	1,467,299
Graco, Inc.	24,845	1,291,940
IDEX Corp.	8,022	1,379,784
Illinois Tool Works, Inc.	11,712	2,103,827
ITT, Inc.	9,466	699,632
Lincoln Electric Holdings, Inc.	13,202	1,277,029
Nordson Corp.	4,016	653,965
Oshkosh Corp.	4,302	407,184
PACCAR, Inc.	37,811	2,990,850
Parker-Hannifin Corp.	10,140	2,087,015
Pentair PLC	31,077	1,425,502
Snap-on, Inc.	13,846	2,345,512
Stanley Black & Decker, Inc.	10,081	1,670,825
Timken Co.	5,325	299,851
Toro Co.	25,146	2,003,382
WABCO Holdings, Inc. (a)	10,508	1,423,834
Xylem, Inc.	10,850	854,872
		33,987,119
MEDIA — 2.2%
AMC Networks, Inc. Class A (a)	8,609	340,056
Cable One, Inc.	577	858,847
Fox Corp. Class A	33,864	1,255,338
Fox Corp. Class B	19,610	713,804
Interpublic Group of Cos., Inc.	50,056	1,156,294
John Wiley & Sons, Inc. Class A	17,967	871,759
Liberty Media Corp.-Liberty SiriusXM Class A (a)	11,315	546,967
Liberty Media Corp.-Liberty SiriusXM Class C (a)	22,357	1,076,266
New York Times Co. Class A	12,884	414,478
News Corp. Class A	25,208	356,441
News Corp. Class B	8,830	128,123
Omnicom Group, Inc.	41,278	3,344,344
Sirius XM Holdings, Inc. (b)	112,676	805,633
ViacomCBS, Inc. Class B	27,037	1,134,743
		13,003,093
METALS & MINING — 1.0%
Nucor Corp.	46,890	2,638,969
Reliance Steel & Aluminum Co.	23,801	2,850,408
Security Description	Shares	Value
Steel Dynamics, Inc.	17,500	$ 595,700
		6,085,077
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
Chimera Investment Corp. REIT (b)	35,572	731,360
MFA Financial, Inc. REIT	81,639	624,538
New Residential Investment Corp. REIT (b)	32,013	515,730
Two Harbors Investment Corp. REIT	16,494	241,142
Starwood Property Trust, Inc. REIT	24,260	603,104
		2,715,874
MULTI-UTILITIES — 2.9%
Ameren Corp.	32,503	2,496,230
CenterPoint Energy, Inc.	96,055	2,619,420
CMS Energy Corp.	34,906	2,193,493
Consolidated Edison, Inc.	21,031	1,902,675
DTE Energy Co.	22,600	2,935,062
MDU Resources Group, Inc.	26,512	787,672
Public Service Enterprise Group, Inc.	32,637	1,927,215
WEC Energy Group, Inc.	23,471	2,164,730
		17,026,497
MULTILINE RETAIL — 1.1%
Dollar General Corp.	18,270	2,849,754
Nordstrom, Inc.	10,614	434,431
Target Corp.	26,222	3,361,923
		6,646,108
OIL, GAS & CONSUMABLE FUELS — 1.9%
Cimarex Energy Co.	9,168	481,228
EQT Corp.	14,020	152,818
Equitrans Midstream Corp. (b)	20,378	272,250
HollyFrontier Corp.	8,432	427,587
Occidental Petroleum Corp.	70,508	2,905,635
Phillips 66	39,727	4,425,985
Valero Energy Corp.	29,663	2,777,940
		11,443,443
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	20,141	770,192
PHARMACEUTICALS — 0.1%
Jazz Pharmaceuticals PLC (a)	4,016	599,508
PROFESSIONAL SERVICES — 0.6%
ManpowerGroup, Inc.	11,426	1,109,465
Robert Half International, Inc.	28,193	1,780,388
Verisk Analytics, Inc.	6,224	929,492
		3,819,345
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
CBRE Group, Inc. Class A (a)	56,212	3,445,234
Jones Lang LaSalle, Inc.	10,491	1,826,378
		5,271,612
ROAD & RAIL — 1.5%
AMERCO	1,397	525,020

See accompanying notes to financial statements.
29

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
JB Hunt Transport Services, Inc.	25,864	$ 3,020,398
Kansas City Southern	7,191	1,101,374
Knight-Swift Transportation Holdings, Inc. (b)	16,872	604,692
Landstar System, Inc.	16,199	1,844,580
Old Dominion Freight Line, Inc.	7,079	1,343,453
Ryder System, Inc.	5,602	304,245
Schneider National, Inc. Class B	13,303	290,271
		9,034,033
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
KLA Corp.	16,215	2,889,027
Maxim Integrated Products, Inc.	34,801	2,140,609
MKS Instruments, Inc.	13,217	1,454,002
Monolithic Power Systems, Inc.	4,652	828,149
Skyworks Solutions, Inc.	20,377	2,463,172
Teradyne, Inc.	23,931	1,631,855
		11,406,814
SOFTWARE — 2.7%
ANSYS, Inc. (a)	12,429	3,199,349
Aspen Technology, Inc. (a)	10,026	1,212,444
Cadence Design Systems, Inc. (a)	27,440	1,903,238
CDK Global, Inc.	28,794	1,574,456
Citrix Systems, Inc.	26,489	2,937,630
Fair Isaac Corp. (a)	1,273	476,968
Synopsys, Inc. (a)	22,789	3,172,229
Teradata Corp. (a)	13,508	361,609
Tyler Technologies, Inc. (a)	4,721	1,416,394
		16,254,317
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	5,223	836,516
AutoNation, Inc. (a)	5,241	254,870
AutoZone, Inc. (a)	2,067	2,462,438
Best Buy Co., Inc.	16,764	1,471,879
Dick's Sporting Goods, Inc. (b)	5,152	254,972
Foot Locker, Inc.	5,788	225,674
Gap, Inc.	14,456	255,582
O'Reilly Automotive, Inc. (a)	4,379	1,919,141
Penske Automotive Group, Inc.	4,852	243,667
Ross Stores, Inc.	22,622	2,633,653
Tiffany & Co.	9,808	1,310,839
Tractor Supply Co.	14,567	1,361,141
Williams-Sonoma, Inc.	17,305	1,270,879
		14,501,251
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.2%
HP, Inc.	241,614	4,965,168
NetApp, Inc.	31,556	1,964,361
Xerox Holdings Corp.	12,376	456,303
		7,385,832
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Carter's, Inc.	17,782	1,944,284
Security Description	Shares	Value
Columbia Sportswear Co.	1,672	$ 167,518
Hanesbrands, Inc.	18,183	270,017
PVH Corp.	7,160	752,874
Ralph Lauren Corp.	3,044	356,818
Tapestry, Inc.	43,301	1,167,828
		4,659,339
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	81,046	1,148,422
New York Community Bancorp, Inc.	41,189	495,092
		1,643,514
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	7,022	333,685
Fastenal Co.	31,607	1,167,879
HD Supply Holdings, Inc. (a)	19,507	784,572
MSC Industrial Direct Co., Inc. Class A	11,386	893,459
W.W. Grainger, Inc.	3,275	1,108,653
Watsco, Inc.	7,946	1,431,472
WESCO International, Inc. (a)	4,526	268,799
		5,988,519
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	6,015	257,683
WATER UTILITIES — 0.4%
American Water Works Co., Inc.	11,072	1,360,195
Aqua America, Inc.	17,931	841,681
		2,201,876
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	16,678	424,121
United States Cellular Corp. (a)	1,569	56,845
		480,966
TOTAL COMMON STOCKS (Cost $494,863,566)		594,913,582
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	264,705	264,732
State Street Navigator Securities Lending Portfolio II (f) (g)	3,573,463	3,573,463
TOTAL SHORT-TERM INVESTMENTS (Cost $3,838,192)		3,838,195
TOTAL INVESTMENTS — 100.4% (Cost $498,701,758)		598,751,777
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(2,313,921)
NET ASSETS — 100.0%		$ 596,437,856
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.

See accompanying notes to financial statements.
30

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$594,913,582	$—	$—	$594,913,582
Short-Term Investments	3,838,195	—	—	3,838,195
TOTAL INVESTMENTS	$598,751,777	$—	$—	$598,751,777
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$10,714,266	$10,449,468	$(69)	$ 3	264,705	$ 264,732	$4,077
State Street Institutional U.S. Government Money Market Fund, Class G Shares	367,687	367,687	1,020,369	1,388,056	—	—	—	—	424
State Street Navigator Securities Lending Portfolio II	—	—	18,563,394	14,989,931	—	—	3,573,463	3,573,463	2,338
State Street Navigator Securities Lending Portfolio III	90,960	90,960	15,728,514	15,819,474	—	—	—	—	1,522
Total		$458,647	$46,026,543	$42,646,929	$(69)	$ 3		$3,838,195	$8,361
See accompanying notes to financial statements.
31

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
Arconic, Inc.	7,600	$ 233,852
Huntington Ingalls Industries, Inc.	949	238,085
Textron, Inc.	4,119	183,707
		655,644
AIRLINES — 2.8%
Delta Air Lines, Inc.	3,796	221,990
Southwest Airlines Co.	3,735	201,615
United Airlines Holdings, Inc. (a)	2,307	203,224
		626,829
AUTOMOBILES — 1.0%
Harley-Davidson, Inc. (b)	5,773	214,698
BANKS — 11.5%
Bank of America Corp.	6,954	244,920
Citigroup, Inc.	2,890	230,882
Citizens Financial Group, Inc.	5,830	236,756
Comerica, Inc.	3,081	221,062
Fifth Third Bancorp	7,495	230,396
Huntington Bancshares, Inc.	14,483	218,404
JPMorgan Chase & Co.	1,731	241,301
KeyCorp	11,553	233,833
M&T Bank Corp.	1,286	218,299
Wells Fargo & Co.	4,089	219,988
Zions Bancorp NA	4,560	236,755
		2,532,596
BIOTECHNOLOGY — 2.3%
Amgen, Inc.	1,001	241,311
Biogen, Inc. (a)	907	269,134
		510,445
BUILDING PRODUCTS — 1.9%
Johnson Controls International PLC	4,744	193,128
Masco Corp.	4,694	225,265
		418,393
CAPITAL MARKETS — 7.2%
Ameriprise Financial, Inc.	1,455	242,374
Bank of New York Mellon Corp.	4,556	229,304
E*TRADE Financial Corp.	5,131	232,793
Franklin Resources, Inc. (b)	7,418	192,720
Goldman Sachs Group, Inc.	979	225,101
Morgan Stanley	4,795	245,120
MSCI, Inc.	899	232,104
		1,599,516
CHEMICALS — 1.8%
Celanese Corp.	1,663	204,749
CF Industries Holdings, Inc.	4,004	191,151
		395,900
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	750	201,810
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.9%
Cisco Systems, Inc.	4,353	$ 208,770
CONSTRUCTION & ENGINEERING — 1.8%
Jacobs Engineering Group, Inc.	2,190	196,728
Quanta Services, Inc.	5,185	211,081
		407,809
CONSUMER FINANCE — 2.0%
Discover Financial Services	2,598	220,362
Synchrony Financial	6,083	219,049
		439,411
CONTAINERS & PACKAGING — 0.8%
Ball Corp.	2,791	180,494
ELECTRIC UTILITIES — 0.9%
Evergy, Inc.	3,169	206,270
ELECTRICAL EQUIPMENT — 1.1%
Rockwell Automation, Inc.	1,225	248,271
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
CDW Corp.	1,620	231,401
ENERGY EQUIPMENT & SERVICES — 1.1%
Baker Hughes Co.	9,042	231,746
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Apartment Investment & Management Co. Class A REIT	3,784	195,444
FOOD & STAPLES RETAILING — 1.0%
Walgreens Boots Alliance, Inc.	3,753	221,277
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Laboratory Corp. of America Holdings (a)	1,219	206,218
McKesson Corp.	1,504	208,034
Universal Health Services, Inc. Class B	1,370	196,540
		610,792
HOTELS, RESTAURANTS & LEISURE — 4.0%
Marriott International, Inc. Class A	1,659	251,222
MGM Resorts International	7,159	238,180
Starbucks Corp.	2,347	206,348
Yum! Brands, Inc.	1,771	178,393
		874,143
HOUSEHOLD DURABLES — 1.9%
Newell Brands, Inc.	10,694	205,539
NVR, Inc. (a)	56	213,271
		418,810
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.9%
NRG Energy, Inc.	5,172	205,587
INSURANCE — 2.9%
Allstate Corp.	1,877	211,068
Lincoln National Corp.	3,471	204,824

See accompanying notes to financial statements.
32

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MetLife, Inc.	4,378	$ 223,147
		639,039
INTERNET & DIRECT MARKETING RETAIL — 1.8%
Booking Holdings, Inc. (a)	102	209,481
eBay, Inc.	5,258	189,866
		399,347
IT SERVICES — 4.2%
Akamai Technologies, Inc. (a)	2,263	195,477
DXC Technology Co.	7,174	269,671
Leidos Holdings, Inc.	2,417	236,600
Western Union Co. (b)	8,484	227,201
		928,949
LIFE SCIENCES TOOLS & SERVICES — 2.0%
IQVIA Holdings, Inc. (a)	1,388	214,460
Waters Corp. (a)	941	219,865
		434,325
MACHINERY — 1.1%
Caterpillar, Inc.	1,570	231,858
MEDIA — 1.0%
Charter Communications, Inc. Class A (a)	475	230,413
MULTILINE RETAIL — 1.1%
Nordstrom, Inc. (b)	5,747	235,225
OIL, GAS & CONSUMABLE FUELS — 3.9%
Cabot Oil & Gas Corp.	11,543	200,964
Devon Energy Corp.	9,455	245,546
Marathon Oil Corp.	17,122	232,517
Marathon Petroleum Corp.	3,174	191,233
		870,260
PHARMACEUTICALS — 3.1%
Eli Lilly & Co.	1,855	243,803
Merck & Co., Inc.	2,402	218,462
Pfizer, Inc.	5,611	219,839
		682,104
ROAD & RAIL — 3.0%
CSX Corp.	2,910	210,568
Norfolk Southern Corp.	1,135	220,337
Union Pacific Corp.	1,244	224,903
		655,808
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Applied Materials, Inc.	3,884	237,079
Broadcom, Inc.	717	226,586
KLA Corp.	1,250	222,713
Lam Research Corp.	848	247,955
Qorvo, Inc. (a)	2,600	302,198
QUALCOMM, Inc.	2,621	231,251
		1,467,782
Security Description	Shares	Value
SOFTWARE — 2.9%
Citrix Systems, Inc.	2,046	$ 226,901
NortonLifeLock, Inc.	8,531	217,711
Oracle Corp.	3,562	188,715
		633,327
SPECIALTY RETAIL — 3.8%
AutoZone, Inc. (a)	185	220,392
CarMax, Inc. (a)	2,238	196,206
O'Reilly Automotive, Inc. (a)	501	219,568
Ulta Salon Cosmetics & Fragrance, Inc. (a)	810	205,043
		841,209
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.5%
Apple, Inc.	851	249,896
Hewlett Packard Enterprise Co.	14,119	223,927
HP, Inc.	12,380	254,409
NetApp, Inc.	3,911	243,460
Seagate Technology PLC	3,765	224,018
Xerox Holdings Corp.	6,840	252,191
		1,447,901
TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Ralph Lauren Corp.	2,145	251,437
TRADING COMPANIES & DISTRIBUTORS — 1.3%
United Rentals, Inc. (a)	1,698	283,175
TOTAL COMMON STOCKS (Cost $20,195,826)		22,068,215
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	27,298	27,301
State Street Navigator Securities Lending Portfolio II (e) (f)	192,851	192,851
TOTAL SHORT-TERM INVESTMENTS (Cost $220,152)		220,152
TOTAL INVESTMENTS — 100.8% (Cost $20,415,978)		22,288,367
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(173,925)
NET ASSETS — 100.0%		$ 22,114,442
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.

See accompanying notes to financial statements.
33

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,068,215	$—	$—	$22,068,215
Short-Term Investments	220,152	—	—	220,152
TOTAL INVESTMENTS	$22,288,367	$—	$—	$22,288,367
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 375,168	$ 347,866	$ (1)	$—	27,298	$ 27,301	$259
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,738	26,738	64,918	91,656	—	—	—	—	112
State Street Navigator Securities Lending Portfolio II	—	—	644,847	451,996	—	—	192,851	192,851	127
State Street Navigator Securities Lending Portfolio III	—	—	480,255	480,255	—	—	—	—	129
Total		$26,738	$1,565,188	$1,371,773	$ (1)	$—		$220,152	$627
See accompanying notes to financial statements.
34

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
AAR Corp.	38	$ 1,714
Aerojet Rocketdyne Holdings, Inc. (a)	34	1,552
AeroVironment, Inc. (a)	8	494
Arconic, Inc.	386	11,877
Axon Enterprise, Inc. (a) (b)	20	1,466
Boeing Co.	255	83,069
Cubic Corp.	12	763
Curtiss-Wright Corp.	25	3,522
General Dynamics Corp.	198	34,917
Huntington Ingalls Industries, Inc.	40	10,035
L3Harris Technologies, Inc.	92	18,204
Lockheed Martin Corp.	164	63,858
Mercury Systems, Inc. (a)	18	1,244
Moog, Inc. Class A	17	1,451
National Presto Industries, Inc. (b)	8	707
Northrop Grumman Corp.	108	37,149
Park Aerospace Corp.	18	293
Raytheon Co.	147	32,302
Teledyne Technologies, Inc. (a)	19	6,584
Textron, Inc.	242	10,793
TransDigm Group, Inc.	17	9,520
Triumph Group, Inc.	162	4,094
United Technologies Corp.	541	81,020
		416,628
AIR FREIGHT & LOGISTICS — 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	80	2,206
C.H. Robinson Worldwide, Inc.	114	8,915
Echo Global Logistics, Inc. (a)	44	911
Expeditors International of Washington, Inc.	75	5,851
FedEx Corp.	320	48,387
Forward Air Corp.	19	1,329
Hub Group, Inc. Class A (a)	105	5,385
United Parcel Service, Inc. Class B	686	80,303
XPO Logistics, Inc. (a) (b)	151	12,035
		165,322
AIRLINES — 1.1%
Alaska Air Group, Inc.	193	13,076
Allegiant Travel Co.	25	4,351
American Airlines Group, Inc. (b)	1,306	37,456
Delta Air Lines, Inc.	956	55,907
Hawaiian Holdings, Inc.	159	4,657
JetBlue Airways Corp. (a)	977	18,289
SkyWest, Inc.	81	5,235
Southwest Airlines Co.	646	34,871
United Airlines Holdings, Inc. (a)	740	65,187
		239,029
AUTO COMPONENTS — 0.4%
Adient PLC (a)	286	6,077
American Axle & Manufacturing Holdings, Inc. (a)	347	3,734
Aptiv PLC	177	16,810
Security Description	Shares	Value
BorgWarner, Inc.	270	$ 11,713
Cooper Tire & Rubber Co.	157	4,514
Cooper-Standard Holdings, Inc. (a)	53	1,757
Dana, Inc.	471	8,572
Delphi Technologies PLC (a)	291	3,733
Dorman Products, Inc. (a)	19	1,439
Fox Factory Holding Corp. (a)	18	1,252
Garrett Motion, Inc. (a)	243	2,428
Gentex Corp.	236	6,839
Gentherm, Inc. (a)	38	1,687
Goodyear Tire & Rubber Co.	740	11,511
LCI Industries	23	2,464
Standard Motor Products, Inc.	21	1,118
Visteon Corp. (a) (b)	45	3,896
		89,544
AUTOMOBILES — 1.3%
Ford Motor Co.	13,154	122,332
General Motors Co.	4,196	153,574
Harley-Davidson, Inc.	260	9,669
Thor Industries, Inc. (b)	84	6,240
Winnebago Industries, Inc.	60	3,179
		294,994
BANKS — 9.3%
Ameris Bancorp	38	1,617
Associated Banc-Corp.	213	4,694
Banc of California, Inc.	133	2,285
BancorpSouth Bank	68	2,136
Bank of America Corp.	10,707	377,101
Bank of Hawaii Corp. (b)	28	2,664
Bank OZK	174	5,308
Banner Corp.	26	1,471
Berkshire Hills Bancorp, Inc.	65	2,137
Boston Private Financial Holdings, Inc.	100	1,203
Brookline Bancorp, Inc.	75	1,234
Cathay General Bancorp	71	2,702
Central Pacific Financial Corp.	41	1,213
Citigroup, Inc.	3,554	283,929
Citizens Financial Group, Inc.	700	28,427
City Holding Co.	17	1,393
Columbia Banking System, Inc.	82	3,336
Comerica, Inc.	152	10,906
Commerce Bancshares, Inc. (b)	70	4,708
Community Bank System, Inc.	34	2,412
Cullen/Frost Bankers, Inc.	51	4,987
Customers Bancorp, Inc. (a)	133	3,167
CVB Financial Corp.	134	2,892
Dime Community Bancshares, Inc.	71	1,483
Eagle Bancorp, Inc.	28	1,362
East West Bancorp, Inc.	139	6,769
Fifth Third Bancorp	948	29,141
First BanCorp	181	1,917
First Commonwealth Financial Corp.	76	1,103
First Financial Bancorp	93	2,366
First Financial Bankshares, Inc. (b)	48	1,685
First Horizon National Corp.	327	5,415

See accompanying notes to financial statements.
35

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
First Midwest Bancorp, Inc.	71	$ 1,637
First Republic Bank	77	9,044
FNB Corp.	519	6,591
Fulton Financial Corp.	224	3,904
Glacier Bancorp, Inc.	55	2,529
Great Western Bancorp, Inc.	66	2,293
Hancock Whitney Corp.	111	4,871
Hanmi Financial Corp.	62	1,240
Home BancShares, Inc.	160	3,146
Hope Bancorp, Inc.	236	3,507
Huntington Bancshares, Inc.	1,359	20,494
Independent Bank Corp. (Massachusetts)	14	1,165
International Bancshares Corp.	58	2,498
JPMorgan Chase & Co.	3,064	427,122
KeyCorp	1,309	26,494
M&T Bank Corp.	133	22,577
NBT Bancorp, Inc.	46	1,866
OFG Bancorp	57	1,346
Old National Bancorp	159	2,908
Opus Bank	99	2,561
Pacific Premier Bancorp, Inc.	58	1,891
PacWest Bancorp	193	7,386
People's United Financial, Inc.	498	8,416
Pinnacle Financial Partners, Inc.	61	3,904
PNC Financial Services Group, Inc.	509	81,252
Prosperity Bancshares, Inc.	88	6,326
Regions Financial Corp.	1,626	27,902
S&T Bancorp, Inc.	31	1,249
Seacoast Banking Corp. of Florida (a)	47	1,437
ServisFirst Bancshares, Inc.	31	1,168
Signature Bank	38	5,191
Simmons First National Corp. Class A	128	3,429
Southside Bancshares, Inc.	28	1,040
Sterling Bancorp	204	4,300
SVB Financial Group (a)	36	9,037
Synovus Financial Corp.	118	4,626
TCF Financial Corp.	178	8,330
Texas Capital Bancshares, Inc. (a)	53	3,009
Tompkins Financial Corp.	22	2,013
Truist Financial Corp.	1,765	99,405
Trustmark Corp.	68	2,347
UMB Financial Corp.	44	3,020
Umpqua Holdings Corp.	352	6,230
United Bankshares, Inc.	96	3,711
United Community Banks, Inc.	87	2,687
US Bancorp	1,668	98,896
Valley National Bancorp	514	5,885
Webster Financial Corp.	62	3,308
Wells Fargo & Co.	6,266	337,111
Westamerica Bancorporation	14	949
Wintrust Financial Corp.	54	3,829
Zions Bancorp NA	192	9,969
		2,110,209
BEVERAGES — 1.1%
Boston Beer Co., Inc. Class A (a) (b)	6	2,267
Security Description	Shares	Value
Brown-Forman Corp. Class B	161	$ 10,884
Coca-Cola Co.	1,826	101,069
Coca-Cola Consolidated, Inc.	7	1,988
Constellation Brands, Inc. Class A	108	20,493
Molson Coors Brewing Co. Class B	616	33,202
Monster Beverage Corp. (a)	144	9,151
PepsiCo, Inc.	532	72,709
		251,763
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	1,023	90,576
Acorda Therapeutics, Inc. (a) (b)	71	145
Alexion Pharmaceuticals, Inc. (a)	81	8,760
AMAG Pharmaceuticals, Inc. (a) (b)	114	1,387
Amgen, Inc.	413	99,562
Biogen, Inc. (a)	157	46,587
Emergent BioSolutions, Inc. (a)	25	1,349
Exelixis, Inc. (a)	106	1,868
Gilead Sciences, Inc.	1,337	86,878
Incyte Corp. (a)	31	2,707
Ligand Pharmaceuticals, Inc. (a) (b)	12	1,252
Medicines Co. (a) (b)	8	680
Momenta Pharmaceuticals, Inc. (a)	43	848
Myriad Genetics, Inc. (a)	54	1,470
Regeneron Pharmaceuticals, Inc. (a)	36	13,517
Spectrum Pharmaceuticals, Inc. (a)	16	58
United Therapeutics Corp. (a)	46	4,052
Vertex Pharmaceuticals, Inc. (a)	61	13,356
		375,052
BUILDING PRODUCTS — 0.3%
AAON, Inc. (b)	12	593
Allegion PLC	36	4,483
American Woodmark Corp. (a)	16	1,672
AO Smith Corp.	52	2,477
Apogee Enterprises, Inc.	35	1,137
Fortune Brands Home & Security, Inc.	108	7,057
Gibraltar Industries, Inc. (a)	31	1,564
Griffon Corp.	147	2,989
Johnson Controls International PLC	824	33,545
Lennox International, Inc.	14	3,416
Masco Corp.	157	7,534
Patrick Industries, Inc.	36	1,887
Quanex Building Products Corp.	40	683
Resideo Technologies, Inc. (a)	160	1,909
Simpson Manufacturing Co., Inc.	21	1,685
Trex Co., Inc. (a) (b)	20	1,798
Universal Forest Products, Inc.	86	4,102
		78,531
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	68	5,762
Ameriprise Financial, Inc.	166	27,652
Bank of New York Mellon Corp.	1,104	55,564
BlackRock, Inc.	123	61,832
Blucora, Inc. (a)	37	967
Cboe Global Markets, Inc.	40	4,800

See accompanying notes to financial statements.
36

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	617	$ 29,345
CME Group, Inc.	186	37,334
Donnelley Financial Solutions, Inc. (a)	95	995
E*TRADE Financial Corp.	205	9,301
Eaton Vance Corp.	79	3,688
Evercore, Inc. Class A	34	2,542
FactSet Research Systems, Inc. (b)	12	3,220
Federated Investors, Inc. Class B	102	3,324
Franklin Resources, Inc. (b)	955	24,811
Goldman Sachs Group, Inc.	518	119,104
Greenhill & Co., Inc.	43	734
Interactive Brokers Group, Inc. Class A (b)	97	4,522
Intercontinental Exchange, Inc.	270	24,988
INTL. FCStone, Inc. (a)	54	2,637
Invesco, Ltd.	1,302	23,410
Janus Henderson Group PLC	264	6,455
Legg Mason, Inc.	281	10,091
MarketAxess Holdings, Inc.	5	1,896
Moody's Corp.	40	9,496
Morgan Stanley	4,114	210,308
MSCI, Inc.	14	3,615
Nasdaq, Inc.	106	11,353
Northern Trust Corp.	182	19,336
Piper Jaffray Cos.	16	1,279
Raymond James Financial, Inc.	131	11,719
S&P Global, Inc.	59	16,110
SEI Investments Co.	71	4,649
State Street Corp. (c)	605	47,856
Stifel Financial Corp.	71	4,306
T Rowe Price Group, Inc.	123	14,986
Virtus Investment Partners, Inc.	13	1,582
Waddell & Reed Financial, Inc. Class A (b)	247	4,130
		825,699
CHEMICALS — 1.7%
AdvanSix, Inc. (a)	25	499
Air Products & Chemicals, Inc.	103	24,204
Albemarle Corp.	72	5,259
American Vanguard Corp.	20	389
Ashland Global Holdings, Inc.	52	3,980
Balchem Corp.	8	813
Cabot Corp.	77	3,659
Celanese Corp.	107	13,174
CF Industries Holdings, Inc.	214	10,216
Chemours Co. (b)	173	3,130
Corteva, Inc.	624	18,445
Dow, Inc.	108	5,911
DuPont de Nemours, Inc.	624	40,061
Eastman Chemical Co.	223	17,675
Ecolab, Inc.	103	19,878
FMC Corp.	48	4,791
FutureFuel Corp.	81	1,004
Hawkins, Inc.	15	687
HB Fuller Co. (b)	33	1,702
Ingevity Corp. (a)	15	1,311
Security Description	Shares	Value
Innophos Holdings, Inc.	48	$ 1,535
Innospec, Inc.	16	1,655
International Flavors & Fragrances, Inc. (b)	42	5,419
Koppers Holdings, Inc. (a)	43	1,643
Kraton Corp. (a)	48	1,215
Linde PLC	187	39,812
Livent Corp. (a) (b)	122	1,043
LSB Industries, Inc. (a)	34	143
LyondellBasell Industries NV Class A	861	81,347
Minerals Technologies, Inc.	52	2,997
Mosaic Co.	460	9,954
NewMarket Corp.	6	2,919
Olin Corp.	263	4,537
PolyOne Corp.	101	3,716
PPG Industries, Inc.	127	16,953
Quaker Chemical Corp. (b)	5	823
Rayonier Advanced Materials, Inc.	162	622
RPM International, Inc.	101	7,753
Scotts Miracle-Gro Co.	41	4,353
Sensient Technologies Corp.	22	1,454
Sherwin-Williams Co.	33	19,257
Stepan Co.	22	2,254
Tredegar Corp.	59	1,319
Valvoline, Inc.	88	1,884
		391,395
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	103	3,884
Brady Corp. Class A	37	2,119
Brink's Co.	22	1,995
Cintas Corp.	32	8,611
Clean Harbors, Inc. (a)	33	2,830
Copart, Inc. (a)	74	6,730
Deluxe Corp.	71	3,544
Harsco Corp. (a)	53	1,219
Healthcare Services Group, Inc. (b)	26	632
Herman Miller, Inc.	62	2,582
HNI Corp.	71	2,660
Interface, Inc.	62	1,029
Matthews International Corp. Class A	47	1,794
Mobile Mini, Inc.	37	1,403
MSA Safety, Inc.	18	2,274
Pitney Bowes, Inc. (b)	612	2,466
Republic Services, Inc.	223	19,987
Rollins, Inc.	54	1,791
RR Donnelley & Sons Co. (b)	251	991
Stericycle, Inc. (a) (b)	77	4,913
Team, Inc. (a) (b)	48	767
Tetra Tech, Inc.	37	3,188
UniFirst Corp.	14	2,828
Viad Corp.	18	1,215
Waste Management, Inc.	215	24,501
		105,953

See accompanying notes to financial statements.
37

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN, Inc.	48	$ 475
Arista Networks, Inc. (a)	18	3,661
Ciena Corp. (a)	98	4,184
Cisco Systems, Inc.	2,011	96,448
Comtech Telecommunications Corp.	26	923
Digi International, Inc. (a)	31	549
F5 Networks, Inc. (a)	33	4,608
Harmonic, Inc. (a) (b)	88	686
InterDigital, Inc.	26	1,417
Juniper Networks, Inc.	360	8,867
Lumentum Holdings, Inc. (a)	19	1,507
Motorola Solutions, Inc.	59	9,507
NETGEAR, Inc. (a)	28	686
NetScout Systems, Inc. (a)	52	1,252
Plantronics, Inc. (b)	19	519
ViaSat, Inc. (a)	38	2,781
Viavi Solutions, Inc. (a)	111	1,665
		139,735
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	518	22,341
Aegion Corp. (a)	71	1,588
Arcosa, Inc.	77	3,431
Comfort Systems USA, Inc.	25	1,246
Dycom Industries, Inc. (a)	56	2,641
EMCOR Group, Inc.	64	5,523
Fluor Corp.	458	8,647
Granite Construction, Inc. (b)	45	1,245
Jacobs Engineering Group, Inc.	135	12,127
MasTec, Inc. (a)	98	6,288
MYR Group, Inc. (a)	37	1,206
Quanta Services, Inc.	183	7,450
Valmont Industries, Inc.	18	2,696
		76,429
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	18	1,632
Martin Marietta Materials, Inc.	29	8,110
US Concrete, Inc. (a) (b)	25	1,041
Vulcan Materials Co.	51	7,343
		18,126
CONSUMER FINANCE — 1.6%
American Express Co.	577	71,831
Capital One Financial Corp.	1,557	160,231
Discover Financial Services	426	36,133
Encore Capital Group, Inc. (a)	84	2,970
Enova International, Inc. (a)	107	2,574
EZCORP, Inc. Class A (a) (b)	204	1,391
FirstCash, Inc.	20	1,613
Green Dot Corp. Class A (a)	22	513
Navient Corp.	628	8,591
PRA Group, Inc. (a) (b)	55	1,997
SLM Corp.	232	2,067
Synchrony Financial	1,982	71,372
Security Description	Shares	Value
World Acceptance Corp. (a)	11	$ 950
		362,233
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	1,359	14,732
AptarGroup, Inc.	23	2,659
Avery Dennison Corp.	42	5,494
Ball Corp.	125	8,084
Greif, Inc. Class A	81	3,580
International Paper Co.	640	29,472
Myers Industries, Inc.	37	617
O-I Glass, Inc.	264	3,150
Packaging Corp. of America	91	10,191
Sealed Air Corp.	106	4,222
Silgan Holdings, Inc.	124	3,854
Sonoco Products Co.	83	5,123
Westrock Co.	872	37,417
		128,595
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	144	3,915
Genuine Parts Co.	122	12,960
LKQ Corp. (a)	325	11,602
Pool Corp.	12	2,549
		31,026
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	48	1,678
American Public Education, Inc. (a)	15	411
Graham Holdings Co. Class B	5	3,195
H&R Block, Inc. (b)	235	5,518
Perdoceo Education Corp. (a)	63	1,158
Regis Corp. (a)	40	715
Service Corp. International	94	4,327
Strategic Education, Inc.	3	477
WW International, Inc. (a) (b)	165	6,305
		23,784
DIVERSIFIED FINANCIAL SERVICES — 2.4%
Berkshire Hathaway, Inc. Class B (a)	2,280	516,420
Jefferies Financial Group, Inc.	836	17,865
		534,285
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	11,914	465,599
ATN International, Inc.	17	942
CenturyLink, Inc.	3,350	44,253
Cincinnati Bell, Inc. (a) (b)	199	2,084
Cogent Communications Holdings, Inc.	24	1,579
Consolidated Communications Holdings, Inc.	242	939
Frontier Communications Corp. (a) (b)	335	298
Iridium Communications, Inc. (a) (b)	63	1,552
Verizon Communications, Inc.	4,360	267,704
Vonage Holdings Corp. (a)	107	793
		785,743

See accompanying notes to financial statements.
38

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
ELECTRIC UTILITIES — 2.4%
ALLETE, Inc.	34	$ 2,760
Alliant Energy Corp.	153	8,372
American Electric Power Co., Inc.	487	46,026
Duke Energy Corp.	761	69,411
Edison International	480	36,197
El Paso Electric Co.	42	2,851
Entergy Corp.	210	25,158
Evergy, Inc.	132	8,592
Eversource Energy	280	23,820
Exelon Corp.	1,293	58,948
FirstEnergy Corp.	528	25,661
Hawaiian Electric Industries, Inc.	124	5,811
IDACORP, Inc.	33	3,524
NextEra Energy, Inc.	340	82,334
OGE Energy Corp.	167	7,427
Pinnacle West Capital Corp.	94	8,453
PNM Resources, Inc.	52	2,637
PPL Corp.	936	33,584
Southern Co.	1,090	69,433
Xcel Energy, Inc.	441	27,999
		548,998
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	26	3,588
AMETEK, Inc.	85	8,478
AZZ, Inc.	23	1,057
Eaton Corp. PLC	437	41,393
Emerson Electric Co.	430	32,792
Encore Wire Corp.	16	919
EnerSys	39	2,918
Hubbell, Inc.	37	5,469
nVent Electric PLC	124	3,172
Powell Industries, Inc.	25	1,225
Regal Beloit Corp.	48	4,109
Rockwell Automation, Inc.	45	9,120
Vicor Corp. (a)	6	280
		114,520
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	102	11,039
Anixter International, Inc. (a)	95	8,750
Arrow Electronics, Inc. (a)	273	23,134
Avnet, Inc.	362	15,363
Badger Meter, Inc.	8	519
Bel Fuse, Inc. Class B	25	513
Belden, Inc.	38	2,090
Benchmark Electronics, Inc.	139	4,776
Cognex Corp.	27	1,513
Coherent, Inc. (a)	13	2,163
Corning, Inc.	768	22,357
CTS Corp.	34	1,020
Daktronics, Inc.	85	518
ePlus, Inc. (a)	11	927
Fabrinet (a)	47	3,048
FARO Technologies, Inc. (a)	8	403
Security Description	Shares	Value
FLIR Systems, Inc.	48	$ 2,499
II-VI, Inc. (a) (b)	54	1,818
Insight Enterprises, Inc. (a)	111	7,802
IPG Photonics Corp. (a)	20	2,898
Itron, Inc. (a)	40	3,358
Jabil, Inc.	478	19,756
KEMET Corp.	84	2,272
Keysight Technologies, Inc. (a)	64	6,568
Knowles Corp. (a)	102	2,157
Littelfuse, Inc.	8	1,530
Methode Electronics, Inc.	43	1,692
MTS Systems Corp.	16	769
National Instruments Corp.	41	1,736
OSI Systems, Inc. (a)	17	1,713
Plexus Corp. (a)	26	2,000
Rogers Corp. (a)	11	1,372
Sanmina Corp. (a)	214	7,327
ScanSource, Inc. (a)	80	2,956
SYNNEX Corp.	140	18,032
TE Connectivity, Ltd.	283	27,123
Tech Data Corp. (a)	120	17,232
Trimble, Inc. (a)	117	4,878
TTM Technologies, Inc. (a)	305	4,590
Vishay Intertechnology, Inc.	138	2,938
Zebra Technologies Corp. Class A (a)	24	6,131
		249,280
ENERGY EQUIPMENT & SERVICES — 0.7%
Apergy Corp. (a)	31	1,047
Archrock, Inc.	171	1,717
Baker Hughes Co.	552	14,148
Core Laboratories NV (b)	17	640
Diamond Offshore Drilling, Inc. (a) (b)	212	1,524
Dril-Quip, Inc. (a) (b)	39	1,829
Era Group, Inc. (a)	52	529
Exterran Corp. (a)	103	806
Geospace Technologies Corp. (a)	11	184
Halliburton Co.	836	20,457
Helix Energy Solutions Group, Inc. (a)	182	1,753
Helmerich & Payne, Inc.	142	6,451
KLX Energy Services Holdings, Inc. (a)	2	13
Matrix Service Co. (a)	59	1,350
McDermott International, Inc. (a) (b)	594	402
Nabors Industries, Ltd.	1,016	2,926
National Oilwell Varco, Inc.	531	13,302
Newpark Resources, Inc. (a)	94	589
NexTier Oilfield Solutions, Inc. (a)	293	1,963
Noble Corp. PLC (a) (b)	771	941
Oceaneering International, Inc. (a)	158	2,356
Oil States International, Inc. (a)	104	1,696
Patterson-UTI Energy, Inc.	222	2,331
ProPetro Holding Corp. (a)	62	698
Schlumberger, Ltd.	1,467	58,973
SEACOR Holdings, Inc. (a)	42	1,812
TechnipFMC PLC	489	10,484
TETRA Technologies, Inc. (a)	181	355

See accompanying notes to financial statements.
39

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Transocean, Ltd. (a) (b)	1,987	$ 13,671
US Silica Holdings, Inc.	71	437
Valaris PLC (b)	613	4,021
		169,405
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	311	18,480
Cinemark Holdings, Inc. (b)	121	4,096
Electronic Arts, Inc. (a)	118	12,686
Live Nation Entertainment, Inc. (a)	95	6,790
Marcus Corp.	28	889
Netflix, Inc. (a)	64	20,708
Take-Two Interactive Software, Inc. (a)	42	5,142
Walt Disney Co.	1,011	146,221
World Wrestling Entertainment, Inc. Class A (b)	8	519
		215,531
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Acadia Realty Trust REIT	59	1,530
Agree Realty Corp. REIT (b)	16	1,123
Alexander & Baldwin, Inc. REIT	62	1,300
Alexandria Real Estate Equities, Inc. REIT	46	7,433
American Assets Trust, Inc. REIT	26	1,193
American Campus Communities, Inc. REIT	94	4,421
American Tower Corp. REIT	64	14,709
Apartment Investment & Management Co. Class A REIT	102	5,268
Armada Hoffler Properties, Inc. REIT	56	1,028
AvalonBay Communities, Inc. REIT	76	15,937
Boston Properties, Inc. REIT	58	7,996
Brixmor Property Group, Inc. REIT	386	8,341
Camden Property Trust REIT	53	5,623
CareTrust REIT, Inc.	52	1,073
CBL & Associates Properties, Inc. REIT (b)	768	806
Cedar Realty Trust, Inc. REIT	172	507
Chatham Lodging Trust REIT	81	1,486
CoreCivic, Inc. REIT	370	6,431
CoreSite Realty Corp. REIT	11	1,233
Corporate Office Properties Trust REIT	93	2,732
Cousins Properties, Inc. REIT	112	4,614
Crown Castle International Corp. REIT	171	24,308
CyrusOne, Inc. REIT	46	3,010
DiamondRock Hospitality Co. REIT	274	3,036
Digital Realty Trust, Inc. REIT (b)	76	9,100
Diversified Healthcare Trust REIT	742	6,263
Douglas Emmett, Inc. REIT	86	3,775
Duke Realty Corp. REIT	246	8,529
Easterly Government Properties, Inc. REIT	55	1,305
EastGroup Properties, Inc. REIT	17	2,255
EPR Properties REIT	53	3,744
Security Description	Shares	Value
Equinix, Inc. REIT	21	$ 12,258
Equity Residential REIT	204	16,508
Essex Property Trust, Inc. REIT	27	8,123
Extra Space Storage, Inc. REIT	56	5,915
Federal Realty Investment Trust REIT	27	3,476
First Industrial Realty Trust, Inc. REIT	64	2,657
Four Corners Property Trust, Inc. REIT	44	1,240
Franklin Street Properties Corp. REIT	175	1,498
GEO Group, Inc. REIT	188	3,123
Getty Realty Corp. REIT	22	723
Global Net Lease, Inc. REIT	111	2,251
Healthcare Realty Trust, Inc. REIT	82	2,736
Healthpeak Properties, Inc. REIT	458	15,787
Hersha Hospitality Trust REIT	113	1,644
Highwoods Properties, Inc. REIT	105	5,136
Host Hotels & Resorts, Inc. REIT	776	14,395
Independence Realty Trust, Inc. REIT	112	1,577
Iron Mountain, Inc. REIT	239	7,617
iStar, Inc. REIT (b)	224	3,250
JBG SMITH Properties REIT	39	1,556
Kilroy Realty Corp. REIT	56	4,698
Kimco Realty Corp. REIT	379	7,849
Kite Realty Group Trust REIT	192	3,750
Lamar Advertising Co. Class A REIT	44	3,927
Lexington Realty Trust REIT	223	2,368
Liberty Property Trust REIT	96	5,765
Life Storage, Inc. REIT	35	3,790
LTC Properties, Inc. REIT	42	1,880
Macerich Co. REIT (b)	171	4,603
Mack-Cali Realty Corp. REIT	94	2,174
Medical Properties Trust, Inc. REIT	505	10,661
Mid-America Apartment Communities, Inc. REIT	63	8,307
National Retail Properties, Inc. REIT	91	4,879
National Storage Affiliates Trust REIT	45	1,513
Office Properties Income Trust REIT	158	5,078
Omega Healthcare Investors, Inc. REIT	196	8,301
Pebblebrook Hotel Trust REIT	68	1,823
Pennsylvania Real Estate Investment Trust (b)	108	576
PotlatchDeltic Corp. REIT (b)	56	2,423
Prologis, Inc. REIT	277	24,692
PS Business Parks, Inc. REIT	18	2,968
Public Storage REIT	81	17,250
Rayonier, Inc. REIT	85	2,785
Realty Income Corp. REIT	133	9,793
Regency Centers Corp. REIT	91	5,741
Retail Opportunity Investments Corp. REIT	141	2,490
RPT Realty REIT	158	2,376
Sabra Health Care REIT, Inc.	151	3,222
Saul Centers, Inc. REIT	19	1,003
SBA Communications Corp. REIT	18	4,338
Service Properties Trust REIT	260	6,326
Simon Property Group, Inc. REIT	168	25,025
SL Green Realty Corp. REIT	72	6,615

See accompanying notes to financial statements.
40

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT (b)	151	$ 1,863
Tanger Factory Outlet Centers, Inc. REIT (b)	59	869
Taubman Centers, Inc. REIT (b)	46	1,430
UDR, Inc. REIT	131	6,118
Uniti Group, Inc. REIT (b)	43	353
Universal Health Realty Income Trust REIT	8	939
Urban Edge Properties REIT	100	1,918
Urstadt Biddle Properties, Inc. Class A REIT	54	1,341
Ventas, Inc. REIT	316	18,246
Vornado Realty Trust REIT	135	8,978
Washington Prime Group, Inc. REIT (b)	698	2,541
Washington Real Estate Investment Trust	52	1,517
Weingarten Realty Investors REIT	147	4,592
Welltower, Inc. REIT	194	15,865
Weyerhaeuser Co. REIT	716	21,623
Xenia Hotels & Resorts, Inc. REIT	370	7,996
		566,757
FOOD & STAPLES RETAILING — 4.2%
Andersons, Inc.	82	2,073
Casey's General Stores, Inc.	38	6,042
Chefs' Warehouse, Inc. (a)	36	1,372
Costco Wholesale Corp.	305	89,646
Kroger Co.	2,686	77,867
SpartanNash Co.	156	2,221
Sprouts Farmers Market, Inc. (a)	177	3,425
Sysco Corp.	539	46,106
United Natural Foods, Inc. (a) (b)	255	2,234
Walmart, Inc.	4,759	565,559
Walgreens Boots Alliance, Inc.	2,505	147,695
		944,240
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	1,873	86,814
B&G Foods, Inc. (b)	77	1,381
Calavo Growers, Inc. (b)	6	544
Cal-Maine Foods, Inc.	47	2,009
Campbell Soup Co.	274	13,541
Conagra Brands, Inc.	395	13,525
Darling Ingredients, Inc. (a)	188	5,279
Flowers Foods, Inc.	224	4,870
General Mills, Inc.	498	26,673
Hain Celestial Group, Inc. (a) (b)	104	2,699
Hershey Co.	99	14,551
Hormel Foods Corp. (b)	282	12,721
Ingredion, Inc.	87	8,087
J&J Snack Foods Corp.	13	2,396
J.M. Smucker Co.	117	12,183
John B Sanfilippo & Son, Inc.	12	1,095
Kellogg Co.	326	22,546
Kraft Heinz Co.	2,057	66,091
Security Description	Shares	Value
Lamb Weston Holdings, Inc.	35	$ 3,011
Lancaster Colony Corp.	13	2,081
McCormick & Co., Inc.	43	7,298
Mondelez International, Inc. Class A	751	41,365
Post Holdings, Inc. (a)	55	6,000
Sanderson Farms, Inc.	23	4,053
Seneca Foods Corp. Class A (a)	21	857
Tootsie Roll Industries, Inc. (b)	31	1,058
TreeHouse Foods, Inc. (a)	73	3,541
Tyson Foods, Inc. Class A	478	43,517
		409,786
GAS UTILITIES — 0.2%
Atmos Energy Corp.	85	9,508
National Fuel Gas Co. (b)	91	4,235
New Jersey Resources Corp.	58	2,585
Northwest Natural Holding Co.	26	1,917
ONE Gas, Inc.	37	3,462
South Jersey Industries, Inc.	91	3,001
Southwest Gas Holdings, Inc.	56	4,255
Spire, Inc.	46	3,832
UGI Corp.	206	9,303
		42,098
HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Abbott Laboratories	629	54,635
ABIOMED, Inc. (a)	6	1,023
Align Technology, Inc. (a)	17	4,744
Avanos Medical, Inc. (a)	58	1,954
Baxter International, Inc.	199	16,640
Becton Dickinson and Co.	68	18,494
Boston Scientific Corp. (a)	476	21,525
Cantel Medical Corp. (b)	14	993
CONMED Corp.	14	1,566
Cooper Cos., Inc.	13	4,177
CryoLife, Inc. (a)	11	298
Danaher Corp.	267	40,979
DENTSPLY SIRONA, Inc.	124	7,017
Edwards Lifesciences Corp. (a)	48	11,198
Globus Medical, Inc. Class A (a)	32	1,884
Haemonetics Corp. (a)	19	2,183
Hill-Rom Holdings, Inc.	24	2,725
Hologic, Inc. (a)	95	4,960
ICU Medical, Inc. (a)	7	1,310
IDEXX Laboratories, Inc. (a)	14	3,656
Integer Holdings Corp. (a)	27	2,172
Integra LifeSciences Holdings Corp. (a)	26	1,515
Intuitive Surgical, Inc. (a)	27	15,961
Invacare Corp.	108	974
LivaNova PLC (a)	18	1,358
Masimo Corp. (a)	18	2,845
Medtronic PLC	757	85,882
Meridian Bioscience, Inc.	52	508
Merit Medical Systems, Inc. (a)	20	624
Natus Medical, Inc. (a)	31	1,023

See accompanying notes to financial statements.
41

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Neogen Corp. (a)	14	$ 914
NuVasive, Inc. (a)	27	2,088
ResMed, Inc.	38	5,889
STERIS PLC	31	4,725
Stryker Corp.	113	23,723
Surmodics, Inc. (a)	5	207
Teleflex, Inc.	7	2,635
Varex Imaging Corp. (a)	25	745
Varian Medical Systems, Inc. (a)	39	5,538
West Pharmaceutical Services, Inc.	19	2,856
Zimmer Biomet Holdings, Inc.	88	13,172
		377,315
HEALTH CARE PROVIDERS & SERVICES — 4.9%
Acadia Healthcare Co., Inc. (a)	128	4,252
Addus HomeCare Corp. (a)	14	1,361
Amedisys, Inc. (a)	11	1,836
AmerisourceBergen Corp.	499	42,425
AMN Healthcare Services, Inc. (a)	39	2,430
Anthem, Inc.	217	65,541
Cardinal Health, Inc.	994	50,277
Centene Corp. (a)	537	33,761
Chemed Corp.	4	1,757
Cigna Corp.	317	64,823
Community Health Systems, Inc. (a)	453	1,314
CorVel Corp. (a)	8	699
Covetrus, Inc. (a) (b)	14	185
Cross Country Healthcare, Inc. (a)	147	1,708
CVS Health Corp.	4,360	323,904
DaVita, Inc. (a)	296	22,209
Diplomat Pharmacy, Inc. (a)	177	708
Encompass Health Corp.	66	4,572
Ensign Group, Inc.	22	998
HCA Healthcare, Inc.	276	40,796
Henry Schein, Inc. (a)	156	10,408
Humana, Inc.	129	47,281
Laboratory Corp. of America Holdings (a)	94	15,902
LHC Group, Inc. (a)	15	2,066
Magellan Health, Inc. (a)	79	6,182
McKesson Corp.	601	83,130
MEDNAX, Inc. (a)	287	7,976
Molina Healthcare, Inc. (a)	71	9,634
Owens & Minor, Inc.	307	1,587
Patterson Cos., Inc. (b)	258	5,284
Providence Service Corp. (a)	28	1,657
Quest Diagnostics, Inc.	131	13,989
Select Medical Holdings Corp. (a)	355	8,286
Tenet Healthcare Corp. (a)	345	13,120
The Pennant Group, Inc. (a)	12	397
Tivity Health, Inc. (a) (b)	85	1,729
UnitedHealth Group, Inc.	662	194,615
Universal Health Services, Inc. Class B	80	11,477
WellCare Health Plans, Inc. (a)	42	13,869
		1,114,145
Security Description	Shares	Value
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	161	$ 1,580
Cerner Corp.	176	12,917
Computer Programs & Systems, Inc.	11	290
HMS Holdings Corp. (a)	44	1,303
NextGen Healthcare, Inc. (a)	34	546
Omnicell, Inc. (a)	14	1,144
		17,780
HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ's Restaurants, Inc.	22	835
Boyd Gaming Corp. (b)	88	2,635
Brinker International, Inc. (b)	60	2,520
Caesars Entertainment Corp. (a)	757	10,295
Carnival Corp.	1,326	67,401
Cheesecake Factory, Inc. (b)	53	2,060
Chipotle Mexican Grill, Inc. (a)	8	6,697
Churchill Downs, Inc.	19	2,607
Cracker Barrel Old Country Store, Inc.	20	3,075
Darden Restaurants, Inc.	68	7,413
Dave & Buster's Entertainment, Inc. (b)	45	1,808
Dine Brands Global, Inc. (b)	18	1,503
Domino's Pizza, Inc.	13	3,819
Dunkin' Brands Group, Inc.	28	2,115
Eldorado Resorts, Inc. (a) (b)	36	2,147
Fiesta Restaurant Group, Inc. (a)	103	1,019
Hilton Worldwide Holdings, Inc.	100	11,091
Jack in the Box, Inc.	14	1,092
Marriott International, Inc. Class A	132	19,989
Marriott Vacations Worldwide Corp.	28	3,605
McDonald's Corp.	271	53,552
MGM Resorts International	583	19,396
Monarch Casino & Resort, Inc. (a)	14	680
Norwegian Cruise Line Holdings, Ltd. (a)	212	12,383
Papa John's International, Inc.	22	1,389
Penn National Gaming, Inc. (a)	199	5,086
Red Robin Gourmet Burgers, Inc. (a) (b)	43	1,420
Royal Caribbean Cruises, Ltd.	196	26,168
Ruth's Hospitality Group, Inc.	15	326
Scientific Games Corp. Class A (a) (b)	182	4,874
Six Flags Entertainment Corp.	82	3,699
Starbucks Corp.	496	43,608
Texas Roadhouse, Inc. (b)	33	1,859
Wendy's Co.	125	2,776
Wyndham Destinations, Inc.	310	16,024
Wyndham Hotels & Resorts, Inc.	34	2,136
Wynn Resorts, Ltd.	63	8,749
Yum! Brands, Inc.	125	12,591
		370,442
HOUSEHOLD DURABLES — 0.9%
Cavco Industries, Inc. (a)	8	1,563
D.R. Horton, Inc.	351	18,515

See accompanying notes to financial statements.
42

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ethan Allen Interiors, Inc.	43	$ 820
Garmin, Ltd.	124	12,097
Helen of Troy, Ltd. (a)	17	3,056
Installed Building Products, Inc. (a)	25	1,722
iRobot Corp. (a) (b)	14	709
KB Home	157	5,380
La-Z-Boy, Inc.	60	1,889
Leggett & Platt, Inc. (b)	121	6,150
Lennar Corp. Class A	327	18,243
LGI Homes, Inc. (a)	19	1,342
M/I Homes, Inc. (a)	97	3,817
MDC Holdings, Inc.	154	5,877
Meritage Homes Corp. (a)	118	7,211
Mohawk Industries, Inc. (a)	98	13,365
Newell Brands, Inc.	1,277	24,544
NVR, Inc. (a)	2	7,617
PulteGroup, Inc.	407	15,792
Tempur Sealy International, Inc. (a)	39	3,395
Toll Brothers, Inc.	214	8,455
TopBuild Corp. (a)	27	2,783
TRI Pointe Group, Inc. (a)	188	2,929
Tupperware Brands Corp.	160	1,373
Universal Electronics, Inc. (a)	18	941
Whirlpool Corp.	207	30,539
William Lyon Homes Class A (a)	72	1,439
		201,563
HOUSEHOLD PRODUCTS — 0.9%
Central Garden & Pet Co. Class A (a)	38	1,116
Church & Dwight Co., Inc.	84	5,908
Clorox Co.	53	8,138
Colgate-Palmolive Co.	318	21,891
Energizer Holdings, Inc. (b)	28	1,406
Kimberly-Clark Corp.	188	25,859
Procter & Gamble Co.	1,044	130,396
Spectrum Brands Holdings, Inc.	20	1,286
WD-40 Co. (b)	4	777
		196,777
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	860	17,114
NRG Energy, Inc.	155	6,161
		23,275
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	253	44,634
Carlisle Cos., Inc.	37	5,988
General Electric Co.	9,117	101,746
Honeywell International, Inc.	341	60,357
Roper Technologies, Inc.	27	9,564
		222,289
INSURANCE — 4.7%
Aflac, Inc.	974	51,525
Alleghany Corp. (a)	16	12,793
Allstate Corp.	525	59,036
Ambac Financial Group, Inc. (a)	151	3,257
Security Description	Shares	Value
American Equity Investment Life Holding Co.	282	$ 8,440
American Financial Group, Inc.	124	13,597
American International Group, Inc.	1,408	72,273
AMERISAFE, Inc.	18	1,189
Aon PLC	83	17,288
Arthur J Gallagher & Co.	102	9,713
Assurant, Inc.	80	10,486
Brighthouse Financial, Inc. (a)	374	14,672
Brown & Brown, Inc.	115	4,540
Chubb, Ltd.	479	74,561
Cincinnati Financial Corp.	145	15,247
CNO Financial Group, Inc.	514	9,319
eHealth, Inc. (a)	8	769
Employers Holdings, Inc.	34	1,420
Everest Re Group, Ltd.	54	14,949
First American Financial Corp.	141	8,223
Genworth Financial, Inc. Class A (a)	1,561	6,868
Globe Life, Inc.	132	13,893
Hanover Insurance Group, Inc.	48	6,560
Hartford Financial Services Group, Inc.	467	28,380
HCI Group, Inc.	12	548
Horace Mann Educators Corp.	64	2,794
James River Group Holdings, Ltd.	58	2,390
Kemper Corp.	39	3,022
Lincoln National Corp.	671	39,596
Loews Corp.	850	44,616
Marsh & McLennan Cos., Inc.	187	20,834
Mercury General Corp.	85	4,142
MetLife, Inc.	2,612	133,134
Old Republic International Corp.	443	9,910
Primerica, Inc.	28	3,656
Principal Financial Group, Inc.	862	47,410
ProAssurance Corp.	81	2,927
Progressive Corp.	378	27,363
Prudential Financial, Inc.	1,341	125,705
Reinsurance Group of America, Inc.	206	33,590
RenaissanceRe Holdings, Ltd.	42	8,233
RLI Corp.	26	2,341
Safety Insurance Group, Inc.	15	1,388
Selective Insurance Group, Inc.	54	3,520
Stewart Information Services Corp.	51	2,080
Third Point Reinsurance, Ltd. (a)	273	2,872
Travelers Cos., Inc.	342	46,837
United Fire Group, Inc.	42	1,837
Universal Insurance Holdings, Inc.	39	1,092
Unum Group	705	20,558
Willis Towers Watson PLC	60	12,116
WR Berkley Corp.	151	10,434
		1,073,943
INTERACTIVE MEDIA & SERVICES — 2.2%
Alphabet, Inc. Class A (a)	108	144,654
Alphabet, Inc. Class C (a)	108	144,398
Facebook, Inc. Class A (a)	918	188,420
QuinStreet, Inc. (a)	62	949

See accompanying notes to financial statements.
43

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
TripAdvisor, Inc.	52	$ 1,580
Twitter, Inc. (a)	258	8,269
Yelp, Inc. (a)	42	1,463
		489,733
INTERNET & DIRECT MARKETING RETAIL — 1.1%
Amazon.com, Inc. (a)	102	188,480
Booking Holdings, Inc. (a)	16	32,860
eBay, Inc.	669	24,157
Expedia Group, Inc.	116	12,544
Liquidity Services, Inc. (a)	18	107
PetMed Express, Inc. (b)	35	823
Stamps.com, Inc. (a)	7	585
		259,556
IT SERVICES — 2.5%
Accenture PLC Class A	267	56,222
Akamai Technologies, Inc. (a)	88	7,601
Alliance Data Systems Corp.	73	8,191
Automatic Data Processing, Inc.	108	18,414
Broadridge Financial Solutions, Inc.	44	5,436
CACI International, Inc. Class A (a)	26	6,500
Cardtronics PLC Class A (a)	52	2,322
Cognizant Technology Solutions Corp. Class A	252	15,629
CoreLogic, Inc. (a)	82	3,584
CSG Systems International, Inc.	21	1,087
DXC Technology Co.	277	10,412
EVERTEC, Inc.	26	885
ExlService Holdings, Inc. (a)	19	1,320
Fidelity National Information Services, Inc.	252	35,051
Fiserv, Inc. (a)	203	23,473
FleetCor Technologies, Inc. (a)	33	9,495
Gartner, Inc. (a)	24	3,698
Global Payments, Inc.	44	8,033
International Business Machines Corp.	1,034	138,597
Jack Henry & Associates, Inc.	20	2,913
KBR, Inc.	220	6,710
Leidos Holdings, Inc.	122	11,943
LiveRamp Holdings, Inc. (a)	41	1,971
ManTech International Corp. Class A	42	3,355
Mastercard, Inc. Class A	132	39,414
MAXIMUS, Inc.	36	2,678
NIC, Inc.	31	693
Paychex, Inc.	120	10,207
PayPal Holdings, Inc. (a)	290	31,369
Perficient, Inc. (a)	26	1,198
Perspecta, Inc.	462	12,215
Sabre Corp.	225	5,049
Science Applications International Corp.	34	2,959
Sykes Enterprises, Inc. (a)	62	2,293
TTEC Holdings, Inc.	46	1,823
Unisys Corp. (a)	168	1,992
VeriSign, Inc. (a)	25	4,817
Security Description	Shares	Value
Virtusa Corp. (a)	14	$ 635
Visa, Inc. Class A	255	47,915
Western Union Co. (b)	445	11,917
WEX, Inc. (a)	14	2,932
		562,948
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	88	5,278
Callaway Golf Co.	46	975
Hasbro, Inc.	80	8,449
Mattel, Inc. (a) (b)	357	4,838
Polaris, Inc.	59	6,000
Sturm Ruger & Co., Inc.	11	517
Vista Outdoor, Inc. (a)	180	1,347
		27,404
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	84	7,166
Bio-Rad Laboratories, Inc. Class A (a)	17	6,290
Bio-Techne Corp.	6	1,317
Charles River Laboratories International, Inc. (a)	25	3,819
Illumina, Inc. (a)	38	12,606
IQVIA Holdings, Inc. (a)	88	13,597
Luminex Corp.	33	764
Medpace Holdings, Inc. (a)	21	1,765
Mettler-Toledo International, Inc. (a)	6	4,760
PerkinElmer, Inc.	26	2,525
PRA Health Sciences, Inc. (a)	24	2,668
Repligen Corp. (a)	16	1,480
Syneos Health, Inc. (a)	71	4,223
Thermo Fisher Scientific, Inc.	96	31,187
Waters Corp. (a)	23	5,374
		99,541
MACHINERY — 1.7%
Actuant Corp. Class A	40	1,041
AGCO Corp.	104	8,034
Alamo Group, Inc.	11	1,381
Albany International Corp. Class A	14	1,063
Astec Industries, Inc.	39	1,638
Barnes Group, Inc.	31	1,921
Briggs & Stratton Corp.	66	440
Caterpillar, Inc.	372	54,937
Chart Industries, Inc. (a)	20	1,350
CIRCOR International, Inc. (a)	18	832
Colfax Corp. (a) (b)	152	5,530
Crane Co.	47	4,060
Cummins, Inc.	165	29,528
Deere & Co.	176	30,494
Donaldson Co., Inc.	60	3,457
Dover Corp.	97	11,180
EnPro Industries, Inc.	19	1,271
ESCO Technologies, Inc.	14	1,295
Federal Signal Corp.	39	1,258
Flowserve Corp.	88	4,380
Fortive Corp.	108	8,250

See accompanying notes to financial statements.
44

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Franklin Electric Co., Inc.	28	$ 1,605
Graco, Inc.	44	2,288
Greenbrier Cos., Inc.	96	3,113
Hillenbrand, Inc.	42	1,399
IDEX Corp.	23	3,956
Illinois Tool Works, Inc.	166	29,819
Ingersoll-Rand PLC	166	22,065
ITT, Inc.	58	4,287
John Bean Technologies Corp.	8	901
Kennametal, Inc.	54	1,992
Lincoln Electric Holdings, Inc.	35	3,386
Lindsay Corp.	6	576
Lydall, Inc. (a)	39	800
Mueller Industries, Inc.	77	2,445
Nordson Corp.	19	3,094
Oshkosh Corp.	66	6,247
PACCAR, Inc.	367	29,030
Parker-Hannifin Corp.	88	18,112
Pentair PLC	163	7,477
Proto Labs, Inc. (a)	11	1,117
Snap-on, Inc.	43	7,284
SPX Corp. (a)	39	1,984
SPX FLOW, Inc. (a)	66	3,225
Standex International Corp.	6	476
Stanley Black & Decker, Inc.	100	16,574
Tennant Co.	8	623
Terex Corp.	115	3,425
Timken Co.	79	4,448
Titan International, Inc.	291	1,053
Toro Co.	38	3,027
Trinity Industries, Inc.	341	7,553
Wabash National Corp.	205	3,011
Watts Water Technologies, Inc. Class A	18	1,796
Westinghouse Air Brake Technologies Corp. (b)	67	5,213
Woodward, Inc.	24	2,843
Xylem, Inc.	68	5,358
		384,942
MARINE — 0.0% (d)
Kirby Corp. (a)	65	5,820
Matson, Inc.	68	2,774
		8,594
MEDIA — 1.9%
AMC Networks, Inc. Class A (a)	80	3,160
Cable One, Inc.	2	2,977
Charter Communications, Inc. Class A (a)	207	100,411
Comcast Corp. Class A	4,419	198,722
Discovery, Inc. Class A (a) (b)	151	4,944
Discovery, Inc. Class C (a)	345	10,519
DISH Network Corp. Class A (a)	851	30,185
EW Scripps Co. Class A	91	1,430
Fox Corp. Class A	51	1,891
Fox Corp. Class B	24	874
Gannett Co., Inc.	458	2,922
Security Description	Shares	Value
Interpublic Group of Cos., Inc.	461	$ 10,649
John Wiley & Sons, Inc. Class A	79	3,833
Meredith Corp. (b)	62	2,013
New York Times Co. Class A (b)	53	1,705
News Corp. Class A	616	8,710
News Corp. Class B	215	3,120
Omnicom Group, Inc.	235	19,040
Scholastic Corp.	45	1,730
TEGNA, Inc.	345	5,758
ViacomCBS, Inc. Class B	529	22,202
		436,795
METALS & MINING — 0.6%
AK Steel Holding Corp. (a) (b)	1,002	3,297
Allegheny Technologies, Inc. (a) (b)	95	1,963
Carpenter Technology Corp.	48	2,389
Century Aluminum Co. (a)	128	962
Commercial Metals Co.	220	4,899
Compass Minerals International, Inc. (b)	35	2,134
Freeport-McMoRan, Inc.	1,879	24,652
Haynes International, Inc.	17	608
Kaiser Aluminum Corp.	15	1,663
Materion Corp.	18	1,070
Newmont Goldcorp Corp.	559	24,289
Nucor Corp.	396	22,287
Olympic Steel, Inc.	35	627
Reliance Steel & Aluminum Co.	113	13,533
Royal Gold, Inc.	23	2,812
Steel Dynamics, Inc.	298	10,144
SunCoke Energy, Inc.	345	2,149
TimkenSteel Corp. (a) (b)	87	684
United States Steel Corp.	569	6,492
Worthington Industries, Inc.	126	5,315
		131,969
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	455	8,322
ARMOUR Residential REIT, Inc.	186	3,324
Capstead Mortgage Corp. REIT	281	2,226
Granite Point Mortgage Trust, Inc. REIT	66	1,213
Invesco Mortgage Capital, Inc. REIT	166	2,764
New York Mortgage Trust, Inc. REIT	466	2,903
PennyMac Mortgage Investment Trust REIT	163	3,633
Redwood Trust, Inc. REIT	125	2,067
		26,452
MULTI-UTILITIES — 1.1%
Ameren Corp.	204	15,667
Avista Corp.	94	4,521
Black Hills Corp.	52	4,084
CenterPoint Energy, Inc.	480	13,090
CMS Energy Corp.	183	11,500
Consolidated Edison, Inc.	343	31,031

See accompanying notes to financial statements.
45

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Dominion Energy, Inc.	573	$ 47,456
DTE Energy Co.	185	24,026
MDU Resources Group, Inc.	206	6,120
NiSource, Inc.	255	7,099
NorthWestern Corp.	58	4,157
Public Service Enterprise Group, Inc.	484	28,580
Sempra Energy	186	28,175
WEC Energy Group, Inc.	204	18,815
		244,321
MULTILINE RETAIL — 0.9%
Big Lots, Inc.	158	4,538
Dillard's, Inc. Class A (b)	35	2,572
Dollar General Corp.	137	21,369
Dollar Tree, Inc. (a)	154	14,484
JC Penney Co., Inc. (a) (b)	1,044	1,169
Kohl's Corp.	264	13,451
Macy's, Inc. (b)	1,010	17,170
Nordstrom, Inc. (b)	358	14,653
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	28	1,828
Target Corp.	834	106,927
		198,161
OIL, GAS & CONSUMABLE FUELS — 6.3%
Apache Corp.	471	12,053
Bonanza Creek Energy, Inc. (a)	61	1,424
Cabot Oil & Gas Corp.	117	2,037
Callon Petroleum Co. (a) (b)	854	4,125
Chesapeake Energy Corp. (a) (b)	3,430	2,832
Chevron Corp.	2,203	265,484
Cimarex Energy Co.	85	4,462
CNX Resources Corp. (a)	651	5,761
Concho Resources, Inc.	137	11,997
ConocoPhillips	944	61,388
CONSOL Energy, Inc. (a)	87	1,262
Denbury Resources, Inc. (a) (b)	1,308	1,844
Devon Energy Corp.	657	17,062
Diamondback Energy, Inc.	58	5,386
EOG Resources, Inc.	320	26,803
EQT Corp.	837	9,123
Equitrans Midstream Corp. (b)	264	3,527
Exxon Mobil Corp.	4,940	344,713
Green Plains, Inc. (b)	121	1,867
Gulfport Energy Corp. (a)	492	1,496
Hess Corp.	212	14,164
HollyFrontier Corp.	516	26,166
Kinder Morgan, Inc.	2,596	54,957
Laredo Petroleum, Inc. (a)	499	1,432
Marathon Oil Corp.	1,052	14,286
Marathon Petroleum Corp.	1,053	63,443
Matador Resources Co. (a) (b)	134	2,408
Murphy Oil Corp. (b)	260	6,968
Noble Energy, Inc.	463	11,501
Oasis Petroleum, Inc. (a)	888	2,895
Occidental Petroleum Corp.	938	38,655
ONEOK, Inc.	193	14,604
Security Description	Shares	Value
Par Pacific Holdings, Inc. (a)	136	$ 3,161
PBF Energy, Inc. Class A	374	11,732
PDC Energy, Inc. (a)	86	2,251
Penn Virginia Corp. (a)	44	1,335
Phillips 66	1,497	166,781
Pioneer Natural Resources Co.	79	11,958
QEP Resources, Inc.	819	3,686
Range Resources Corp. (b)	682	3,308
Renewable Energy Group, Inc. (a) (b)	123	3,315
REX American Resources Corp. (a)	8	656
SM Energy Co.	322	3,619
Southwestern Energy Co. (a) (b)	1,831	4,431
SRC Energy, Inc. (a)	387	1,594
Unit Corp. (a)	171	119
Valero Energy Corp.	1,383	129,518
Whiting Petroleum Corp. (a) (b)	299	2,195
Williams Cos., Inc.	784	18,597
World Fuel Services Corp.	212	9,205
WPX Energy, Inc. (a)	379	5,208
		1,418,794
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	139	5,078
Clearwater Paper Corp. (a)	51	1,089
Domtar Corp.	197	7,533
Louisiana-Pacific Corp.	159	4,718
Mercer International, Inc.	141	1,734
Neenah, Inc.	15	1,056
PH Glatfelter Co.	113	2,068
Schweitzer-Mauduit International, Inc.	43	1,806
		25,082
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	1,381	7,789
Coty, Inc. Class A	935	10,519
Edgewell Personal Care Co. (a)	62	1,920
Estee Lauder Cos., Inc. Class A	82	16,936
Inter Parfums, Inc.	16	1,163
Medifast, Inc. (b)	4	438
Nu Skin Enterprises, Inc. Class A	42	1,721
		40,486
PHARMACEUTICALS — 2.9%
Akorn, Inc. (a)	340	510
Allergan PLC	433	82,777
Bristol-Myers Squibb Co.	1,629	104,565
Catalent, Inc. (a)	53	2,984
Eli Lilly & Co.	306	40,218
Endo International PLC (a)	622	2,917
Innoviva, Inc. (a)	88	1,246
Johnson & Johnson	1,178	171,835
Lannett Co., Inc. (a) (b)	108	953
Merck & Co., Inc.	1,068	97,135
Mylan NV (a)	669	13,447
Nektar Therapeutics (a) (b)	71	1,532
Perrigo Co. PLC	188	9,712
Pfizer, Inc.	2,922	114,484

See accompanying notes to financial statements.
46

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a) (b)	59	$ 2,389
Zoetis, Inc.	77	10,191
		656,895
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	53	3,761
Equifax, Inc.	52	7,286
Exponent, Inc.	14	966
Forrester Research, Inc.	11	459
FTI Consulting, Inc. (a)	33	3,652
Heidrick & Struggles International, Inc.	21	682
IHS Markit, Ltd. (a)	185	13,940
Insperity, Inc.	20	1,721
Kelly Services, Inc. Class A	97	2,190
Korn Ferry	34	1,442
ManpowerGroup, Inc.	198	19,226
Nielsen Holdings PLC	461	9,358
Resources Connection, Inc.	37	604
Robert Half International, Inc.	80	5,052
TrueBlue, Inc. (a)	132	3,176
Verisk Analytics, Inc.	59	8,811
		82,326
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	331	20,287
Jones Lang LaSalle, Inc.	72	12,534
Marcus & Millichap, Inc. (a)	37	1,378
Realogy Holdings Corp. (b)	373	3,611
		37,810
ROAD & RAIL — 0.8%
ArcBest Corp.	77	2,125
Avis Budget Group, Inc. (a)	208	6,706
CSX Corp.	384	27,786
Heartland Express, Inc.	60	1,263
JB Hunt Transport Services, Inc.	73	8,525
Kansas City Southern	54	8,271
Knight-Swift Transportation Holdings, Inc. (b)	162	5,806
Landstar System, Inc.	15	1,708
Marten Transport, Ltd.	62	1,333
Norfolk Southern Corp.	139	26,984
Old Dominion Freight Line, Inc.	35	6,642
Ryder System, Inc.	166	9,016
Saia, Inc. (a)	19	1,769
Union Pacific Corp.	329	59,480
Werner Enterprises, Inc.	144	5,240
		172,654
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Advanced Energy Industries, Inc. (a)	25	1,780
Advanced Micro Devices, Inc. (a)	190	8,713
Analog Devices, Inc.	136	16,162
Applied Materials, Inc.	614	37,479
Security Description	Shares	Value
Broadcom, Inc.	150	$ 47,403
Brooks Automation, Inc.	26	1,091
Cabot Microelectronics Corp.	11	1,588
CEVA, Inc. (a)	17	458
Cirrus Logic, Inc. (a)	67	5,522
Cohu, Inc.	35	800
Cree, Inc. (a)	42	1,938
Cypress Semiconductor Corp.	243	5,669
Diodes, Inc. (a)	43	2,424
DSP Group, Inc. (a)	47	740
First Solar, Inc. (a)	91	5,092
FormFactor, Inc. (a)	63	1,636
Ichor Holdings, Ltd. (a)	44	1,464
Intel Corp.	2,865	171,470
KLA Corp.	59	10,512
Kulicke & Soffa Industries, Inc.	71	1,931
Lam Research Corp.	104	30,410
Maxim Integrated Products, Inc.	128	7,873
Microchip Technology, Inc. (b)	97	10,158
Micron Technology, Inc. (a)	1,791	96,320
MKS Instruments, Inc.	38	4,180
Monolithic Power Systems, Inc.	6	1,068
NVIDIA Corp.	88	20,706
Onto Innovation, Inc. (a)	51	1,864
Photronics, Inc. (a)	107	1,686
Power Integrations, Inc.	11	1,088
Qorvo, Inc. (a)	82	9,531
QUALCOMM, Inc.	967	85,318
Rambus, Inc. (a)	91	1,254
Semtech Corp. (a)	24	1,270
Silicon Laboratories, Inc. (a)	24	2,784
Skyworks Solutions, Inc.	113	13,659
SMART Global Holdings, Inc. (a)	56	2,125
SolarEdge Technologies, Inc. (a)	31	2,948
Synaptics, Inc. (a)	39	2,565
Teradyne, Inc.	76	5,182
Texas Instruments, Inc.	351	45,030
Ultra Clean Holdings, Inc. (a)	128	3,004
Universal Display Corp.	6	1,236
Veeco Instruments, Inc. (a)	101	1,483
Xilinx, Inc.	37	3,618
Xperi Corp.	85	1,573
		681,805
SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	62	2,349
Adobe, Inc. (a)	117	38,588
Agilysys, Inc. (a)	22	559
ANSYS, Inc. (a)	32	8,237
Autodesk, Inc. (a)	34	6,238
Blackbaud, Inc.	15	1,194
Bottomline Technologies DE, Inc. (a)	14	750
Cadence Design Systems, Inc. (a)	67	4,647
CDK Global, Inc.	44	2,406
Citrix Systems, Inc.	43	4,769
CommVault Systems, Inc. (a)	18	803

See accompanying notes to financial statements.
47

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Ebix, Inc. (b)	14	$ 468
Fair Isaac Corp. (a)	5	1,873
Fortinet, Inc. (a)	43	4,591
Intuit, Inc.	39	10,215
j2 Global, Inc. (b)	33	3,092
LivePerson, Inc. (a) (b)	15	555
LogMeIn, Inc.	28	2,401
Manhattan Associates, Inc. (a)	24	1,914
Microsoft Corp.	1,928	304,046
MicroStrategy, Inc. Class A (a)	7	998
NortonLifeLock, Inc.	342	8,728
OneSpan, Inc. (a)	59	1,010
Oracle Corp.	1,449	76,768
Progress Software Corp.	14	582
PTC, Inc. (a)	28	2,097
Qualys, Inc. (a)	16	1,334
salesforce.com, Inc. (a)	215	34,968
Synopsys, Inc. (a)	54	7,517
Teradata Corp. (a)	51	1,365
TiVo Corp.	111	941
Tyler Technologies, Inc. (a)	16	4,800
		540,803
SPECIALTY RETAIL — 2.1%
Aaron's, Inc.	73	4,169
Abercrombie & Fitch Co. Class A (b)	105	1,816
Advance Auto Parts, Inc.	40	6,406
American Eagle Outfitters, Inc.	192	2,822
Asbury Automotive Group, Inc. (a)	64	7,155
AutoNation, Inc. (a)	187	9,094
AutoZone, Inc. (a)	14	16,678
Barnes & Noble Education, Inc. (a)	108	461
Bed Bath & Beyond, Inc.	438	7,577
Best Buy Co., Inc.	379	33,276
Buckle, Inc. (b)	111	3,002
Caleres, Inc.	67	1,591
CarMax, Inc. (a)	159	13,940
Cato Corp. Class A	52	905
Chico's FAS, Inc.	224	853
Children's Place, Inc. (b)	12	750
Conn's, Inc. (a) (b)	80	991
Designer Brands, Inc. Class A (b)	111	1,747
Dick's Sporting Goods, Inc. (b)	206	10,195
Express, Inc. (a)	232	1,130
Five Below, Inc. (a)	15	1,918
Foot Locker, Inc.	147	5,732
GameStop Corp. Class A (b)	318	1,933
Gap, Inc.	745	13,172
Genesco, Inc. (a)	62	2,971
Group 1 Automotive, Inc.	59	5,900
Guess?, Inc.	177	3,961
Haverty Furniture Cos., Inc.	59	1,189
Hibbett Sports, Inc. (a)	75	2,103
Home Depot, Inc.	491	107,225
L Brands, Inc.	739	13,391
Lithia Motors, Inc. Class A	74	10,878
Security Description	Shares	Value
Lowe's Cos., Inc.	433	$ 51,856
Lumber Liquidators Holdings, Inc. (a) (b)	122	1,192
MarineMax, Inc. (a)	42	701
Michaels Cos., Inc. (a)	367	2,969
Monro, Inc. (b)	18	1,408
Murphy USA, Inc. (a)	104	12,168
Office Depot, Inc.	1,731	4,743
O'Reilly Automotive, Inc. (a)	32	14,024
Rent-A-Center, Inc.	72	2,077
RH (a)	20	4,270
Ross Stores, Inc.	138	16,066
Sally Beauty Holdings, Inc. (a) (b)	188	3,431
Shoe Carnival, Inc. (b)	33	1,230
Signet Jewelers, Ltd. (b)	162	3,522
Sleep Number Corp. (a)	31	1,526
Sonic Automotive, Inc. Class A (b)	82	2,542
Tailored Brands, Inc. (b)	156	646
Tiffany & Co.	56	7,484
TJX Cos., Inc.	543	33,156
Tractor Supply Co.	57	5,326
Ulta Salon Cosmetics & Fragrance, Inc. (a)	23	5,822
Urban Outfitters, Inc. (a)	120	3,332
Williams-Sonoma, Inc. (b)	102	7,491
Zumiez, Inc. (a)	25	864
		482,777
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.0%
Apple, Inc.	2,214	650,141
Diebold Nixdorf, Inc. (a) (b)	286	3,020
Hewlett Packard Enterprise Co.	4,313	68,404
HP, Inc.	2,450	50,347
NCR Corp. (a) (b)	193	6,786
NetApp, Inc.	95	5,914
Seagate Technology PLC	384	22,848
Western Digital Corp.	997	63,280
Xerox Holdings Corp.	656	24,187
		894,927
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Capri Holdings, Ltd. (a)	175	6,676
Carter's, Inc.	31	3,390
Crocs, Inc. (a)	36	1,508
Deckers Outdoor Corp. (a)	17	2,871
Fossil Group, Inc. (a) (b)	142	1,119
G-III Apparel Group, Ltd. (a)	51	1,708
Hanesbrands, Inc.	339	5,034
Kontoor Brands, Inc. (a) (b)	21	882
Movado Group, Inc.	21	457
NIKE, Inc. Class B	432	43,766
Oxford Industries, Inc.	16	1,207
PVH Corp.	73	7,676
Ralph Lauren Corp.	60	7,033
Skechers U.S.A., Inc. Class A (a)	139	6,003

See accompanying notes to financial statements.
48

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Steven Madden, Ltd.	61	$ 2,624
Tapestry, Inc.	299	8,064
Under Armour, Inc. Class A (a) (b)	71	1,534
Under Armour, Inc. Class C (a)	71	1,362
Unifi, Inc. (a)	21	530
Vera Bradley, Inc. (a)	118	1,392
VF Corp.	152	15,148
Wolverine World Wide, Inc.	72	2,429
		122,413
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	44	1,332
Flagstar Bancorp, Inc.	95	3,634
HomeStreet, Inc. (a)	59	2,006
Meta Financial Group, Inc.	58	2,118
New York Community Bancorp, Inc. (b)	745	8,955
NMI Holdings, Inc. Class A (a)	42	1,394
Northfield Bancorp, Inc.	62	1,051
Northwest Bancshares, Inc.	112	1,862
Provident Financial Services, Inc.	108	2,662
TrustCo Bank Corp. NY	194	1,682
Walker & Dunlop, Inc.	37	2,393
Washington Federal, Inc.	115	4,215
		33,304
TOBACCO — 0.7%
Altria Group, Inc.	1,606	80,156
Philip Morris International, Inc.	1,019	86,707
Universal Corp.	40	2,282
		169,145
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	28	1,867
DXP Enterprises, Inc. (a)	35	1,393
Fastenal Co.	242	8,942
GATX Corp. (b)	59	4,888
Kaman Corp.	27	1,780
MSC Industrial Direct Co., Inc. Class A	42	3,296
NOW, Inc. (a)	141	1,585
United Rentals, Inc. (a)	127	21,180
Veritiv Corp. (a)	18	354
W.W. Grainger, Inc.	28	9,478
Watsco, Inc.	31	5,585
		60,348
WATER UTILITIES — 0.1%
American States Water Co.	14	1,213
Security Description	Shares	Value
American Water Works Co., Inc.	79	$ 9,705
Aqua America, Inc.	87	4,084
California Water Service Group	18	928
		15,930
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
Spok Holdings, Inc.	56	685
Telephone & Data Systems, Inc.	345	8,773
		9,458
TOTAL COMMON STOCKS (Cost $21,632,440)		22,617,592
RIGHTS — 0.0% (d)
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a)	65	34
TOTAL RIGHTS (Cost $28)		34
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	21,904	21,907
State Street Navigator Securities Lending Portfolio II (c) (g)	108,799	108,799
TOTAL SHORT-TERM INVESTMENTS (Cost $130,705)		130,706
TOTAL INVESTMENTS — 100.4% (Cost $21,763,173)		22,748,332
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(86,854)
NET ASSETS — 100.0%		$ 22,661,478
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
49

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$22,617,592	$—	$—	$22,617,592
Rights	—	34	—	34
Short-Term Investments	130,706	—	—	130,706
TOTAL INVESTMENTS	$22,748,298	$34	$—	$22,748,332
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	545	$30,553	$ 4,386	$ —	$—	$12,917	605	$ 47,856	$ 598
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	398,168	376,263	1	1	21,904	21,907	175
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,124	27,124	81,893	109,017	—	—	—	—	80
State Street Navigator Securities Lending Portfolio II	—	—	300,350	191,551	—	—	108,799	108,799	275
State Street Navigator Securities Lending Portfolio III	36,403	36,403	204,399	240,802	—	—	—	—	371
Total		$94,080	$989,196	$917,633	$ 1	$12,918		$178,562	$1,499
See accompanying notes to financial statements.
50

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.8%
AAR Corp.	3	$ 135
Aerojet Rocketdyne Holdings, Inc. (a)	276	12,602
AeroVironment, Inc. (a)	2	124
Arconic, Inc.	1,204	37,047
Axon Enterprise, Inc. (a) (b)	48	3,517
Boeing Co.	869	283,085
Cubic Corp.	18	1,144
Curtiss-Wright Corp.	105	14,794
General Dynamics Corp.	326	57,490
Huntington Ingalls Industries, Inc.	28	7,025
L3Harris Technologies, Inc.	885	175,115
Lockheed Martin Corp.	942	366,796
Mercury Systems, Inc. (a)	266	18,383
Moog, Inc. Class A	73	6,229
Northrop Grumman Corp.	658	226,332
Raytheon Co.	567	124,593
Teledyne Technologies, Inc. (a)	152	52,674
Textron, Inc.	123	5,486
TransDigm Group, Inc.	211	118,160
Triumph Group, Inc.	158	3,993
United Technologies Corp.	1,652	247,404
		1,762,128
AIR FREIGHT & LOGISTICS — 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	7	193
C.H. Robinson Worldwide, Inc.	106	8,289
Echo Global Logistics, Inc. (a)	17	352
Expeditors International of Washington, Inc.	311	24,264
FedEx Corp.	28	4,234
Forward Air Corp.	23	1,609
Hub Group, Inc. Class A (a)	26	1,334
United Parcel Service, Inc. Class B	1,572	184,018
		224,293
AIRLINES — 0.2%
Alaska Air Group, Inc.	160	10,840
Allegiant Travel Co.	41	7,136
American Airlines Group, Inc. (b)	53	1,520
Delta Air Lines, Inc.	806	47,135
Hawaiian Holdings, Inc.	47	1,377
JetBlue Airways Corp. (a)	222	4,156
SkyWest, Inc.	57	3,684
Southwest Airlines Co.	881	47,556
United Airlines Holdings, Inc. (a)	213	18,763
		142,167
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	13	140
Aptiv PLC	576	54,703
BorgWarner, Inc.	175	7,591
Cooper Tire & Rubber Co.	16	460
Cooper-Standard Holdings, Inc. (a)	2	66
Dana, Inc.	59	1,074
Security Description	Shares	Value
Delphi Technologies PLC (a)	12	$ 154
Dorman Products, Inc. (a)	22	1,666
Fox Factory Holding Corp. (a)	87	6,053
Garrett Motion, Inc. (a)	147	1,468
Gentex Corp.	901	26,111
Gentherm, Inc. (a)	26	1,154
LCI Industries	94	10,070
Standard Motor Products, Inc.	17	905
Visteon Corp. (a)	46	3,983
		115,598
AUTOMOBILES — 0.2%
Ford Motor Co.	2,940	27,342
General Motors Co.	1,482	54,241
Harley-Davidson, Inc.	155	5,764
Thor Industries, Inc. (b)	38	2,823
Winnebago Industries, Inc.	125	6,623
		96,793
BANKS — 3.8%
Ameris Bancorp	23	978
Associated Banc-Corp.	59	1,300
Banc of California, Inc.	78	1,340
BancorpSouth Bank	94	2,953
Bank of America Corp.	11,334	399,183
Bank of Hawaii Corp.	72	6,852
Bank OZK	159	4,850
Banner Corp.	34	1,924
Brookline Bancorp, Inc.	47	774
Cathay General Bancorp	43	1,636
Citigroup, Inc.	3,052	243,824
Citizens Financial Group, Inc.	384	15,594
City Holding Co.	33	2,704
Columbia Banking System, Inc.	25	1,017
Comerica, Inc.	19	1,363
Commerce Bancshares, Inc. (b)	108	7,338
Community Bank System, Inc.	103	7,307
Cullen/Frost Bankers, Inc. (b)	38	3,716
CVB Financial Corp.	128	2,762
Dime Community Bancshares, Inc.	103	2,152
East West Bancorp, Inc.	53	2,581
Fifth Third Bancorp	785	24,131
First BanCorp	349	3,696
First Commonwealth Financial Corp.	35	508
First Financial Bancorp	35	890
First Financial Bankshares, Inc. (b)	342	12,004
First Horizon National Corp.	369	6,111
First Midwest Bancorp, Inc.	115	2,652
First Republic Bank	218	25,604
FNB Corp.	305	3,873
Fulton Financial Corp.	141	2,458
Glacier Bancorp, Inc.	93	4,277
Great Western Bancorp, Inc.	6	208
Hancock Whitney Corp.	32	1,404
Heritage Financial Corp.	20	566
Home BancShares, Inc.	217	4,266
Huntington Bancshares, Inc.	879	13,255

See accompanying notes to financial statements.
51

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Independent Bank Corp. (Massachusetts)	20	$ 1,665
International Bancshares Corp.	73	3,144
JPMorgan Chase & Co.	5,749	801,411
KeyCorp	968	19,592
M&T Bank Corp.	101	17,145
NBT Bancorp, Inc.	37	1,501
OFG Bancorp	202	4,769
Old National Bancorp	161	2,945
Pacific Premier Bancorp, Inc.	140	4,565
PacWest Bancorp	42	1,607
People's United Financial, Inc.	504	8,518
Pinnacle Financial Partners, Inc.	137	8,768
PNC Financial Services Group, Inc.	811	129,460
Prosperity Bancshares, Inc.	143	10,280
Regions Financial Corp.	749	12,853
S&T Bancorp, Inc.	42	1,692
Seacoast Banking Corp. of Florida (a)	42	1,284
ServisFirst Bancshares, Inc.	39	1,470
Signature Bank	88	12,022
Simmons First National Corp. Class A	34	911
Sterling Bancorp	418	8,811
SVB Financial Group (a)	22	5,523
Synovus Financial Corp.	115	4,508
TCF Financial Corp.	38	1,778
Texas Capital Bancshares, Inc. (a)	35	1,987
Tompkins Financial Corp.	22	2,013
Truist Financial Corp.	2,444	137,646
Trustmark Corp.	115	3,969
UMB Financial Corp.	33	2,265
Umpqua Holdings Corp.	25	443
United Bankshares, Inc.	204	7,887
United Community Banks, Inc.	178	5,497
US Bancorp	2,305	136,663
Valley National Bancorp	676	7,740
Webster Financial Corp.	34	1,814
Wells Fargo & Co.	2,891	155,536
Westamerica Bancorporation	74	5,015
Wintrust Financial Corp.	6	425
Zions Bancorp NA	155	8,048
		2,361,221
BEVERAGES — 2.0%
Boston Beer Co., Inc. Class A (a) (b)	22	8,313
Brown-Forman Corp. Class B	683	46,171
Coca-Cola Co.	9,568	529,589
Coca-Cola Consolidated, Inc.	21	5,965
Constellation Brands, Inc. Class A	197	37,381
MGP Ingredients, Inc.	1	48
Molson Coors Brewing Co. Class B	123	6,630
Monster Beverage Corp. (a)	622	39,528
PepsiCo, Inc.	4,080	557,613
		1,231,238
BIOTECHNOLOGY — 0.8%
AbbVie, Inc.	1,109	98,191
Acorda Therapeutics, Inc. (a) (b)	13	27
Security Description	Shares	Value
Alexion Pharmaceuticals, Inc. (a)	72	$ 7,787
Amgen, Inc.	578	139,338
Anika Therapeutics, Inc. (a)	57	2,955
Arrowhead Pharmaceuticals, Inc. (a) (b)	443	28,099
Biogen, Inc. (a)	22	6,528
Cytokinetics, Inc. (a) (b)	318	3,374
Emergent BioSolutions, Inc. (a)	47	2,536
Enanta Pharmaceuticals, Inc. (a)	20	1,236
Exelixis, Inc. (a)	941	16,580
Gilead Sciences, Inc.	950	61,731
Incyte Corp. (a)	401	35,015
Ligand Pharmaceuticals, Inc. (a) (b)	6	626
Medicines Co. (a) (b)	291	24,718
Momenta Pharmaceuticals, Inc. (a)	35	691
Myriad Genetics, Inc. (a)	7	191
Regeneron Pharmaceuticals, Inc. (a)	8	3,004
REGENXBIO, Inc. (a) (b)	3	123
Spectrum Pharmaceuticals, Inc. (a)	14	51
United Therapeutics Corp. (a)	4	352
Vanda Pharmaceuticals, Inc. (a)	5	82
Vertex Pharmaceuticals, Inc. (a)	193	42,257
		475,492
BUILDING PRODUCTS — 0.6%
AAON, Inc. (b)	179	8,844
Allegion PLC	250	31,135
American Woodmark Corp. (a)	65	6,793
AO Smith Corp.	163	7,765
Apogee Enterprises, Inc.	57	1,852
Fortune Brands Home & Security, Inc.	405	26,463
Gibraltar Industries, Inc. (a)	61	3,077
Griffon Corp.	87	1,769
Johnson Controls International PLC	3,155	128,440
Lennox International, Inc.	79	19,274
Masco Corp.	1,148	55,092
Owens Corning	408	26,569
Patrick Industries, Inc.	2	105
PGT Innovations, Inc. (a)	20	298
Quanex Building Products Corp.	26	444
Resideo Technologies, Inc. (a)	43	513
Simpson Manufacturing Co., Inc.	109	8,745
Trex Co., Inc. (a) (b)	245	22,021
Universal Forest Products, Inc.	244	11,639
		360,838
CAPITAL MARKETS — 2.3%
Affiliated Managers Group, Inc.	12	1,017
Ameriprise Financial, Inc.	323	53,805
Bank of New York Mellon Corp.	644	32,413
BlackRock, Inc.	214	107,578
Blucora, Inc. (a)	28	732
Cboe Global Markets, Inc.	108	12,960
Charles Schwab Corp.	624	29,677
CME Group, Inc.	882	177,035
E*TRADE Financial Corp.	28	1,270
Eaton Vance Corp.	109	5,089

See accompanying notes to financial statements.
52

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Evercore, Inc. Class A	23	$ 1,720
FactSet Research Systems, Inc. (b)	61	16,366
Federated Investors, Inc. Class B	448	14,600
Franklin Resources, Inc. (b)	212	5,508
Goldman Sachs Group, Inc.	174	40,008
Interactive Brokers Group, Inc. Class A (b)	121	5,641
Intercontinental Exchange, Inc.	1,502	139,010
Invesco, Ltd.	66	1,187
Janus Henderson Group PLC	112	2,738
Legg Mason, Inc.	281	10,091
MarketAxess Holdings, Inc.	158	59,899
Moody's Corp.	645	153,129
Morgan Stanley	974	49,791
MSCI, Inc.	354	91,396
Nasdaq, Inc.	264	28,274
Northern Trust Corp.	208	22,098
Piper Jaffray Cos.	19	1,519
Raymond James Financial, Inc.	199	17,803
S&P Global, Inc.	923	252,025
SEI Investments Co.	231	15,126
State Street Corp. (c)	120	9,492
Stifel Financial Corp.	241	14,617
T Rowe Price Group, Inc.	631	76,881
Virtus Investment Partners, Inc.	1	122
Waddell & Reed Financial, Inc. Class A (b)	43	719
WisdomTree Investments, Inc.	22	106
		1,451,442
CHEMICALS — 2.0%
AdvanSix, Inc. (a)	7	140
Air Products & Chemicals, Inc.	921	216,426
Albemarle Corp.	25	1,826
American Vanguard Corp.	21	409
Ashland Global Holdings, Inc.	83	6,352
Balchem Corp.	52	5,285
Cabot Corp.	6	285
Celanese Corp.	384	47,278
CF Industries Holdings, Inc.	312	14,895
Chemours Co. (b)	20	362
Corteva, Inc.	561	16,583
Dow, Inc.	557	30,484
DuPont de Nemours, Inc.	399	25,616
Eastman Chemical Co.	103	8,164
Ecolab, Inc.	831	160,375
FMC Corp.	433	43,222
HB Fuller Co. (b)	48	2,475
Ingevity Corp. (a)	22	1,922
Innophos Holdings, Inc.	2	64
Innospec, Inc.	75	7,758
International Flavors & Fragrances, Inc. (b)	34	4,387
Koppers Holdings, Inc. (a)	2	76
Kraton Corp. (a)	3	76
Linde PLC	1,332	283,583
LyondellBasell Industries NV Class A	304	28,722
Security Description	Shares	Value
Minerals Technologies, Inc.	14	$ 807
Mosaic Co.	126	2,727
NewMarket Corp.	21	10,217
Olin Corp.	20	345
PolyOne Corp.	71	2,612
PPG Industries, Inc.	539	71,951
Quaker Chemical Corp. (b)	4	658
Rayonier Advanced Materials, Inc.	5	19
RPM International, Inc.	292	22,414
Scotts Miracle-Gro Co.	157	16,670
Sensient Technologies Corp.	66	4,362
Sherwin-Williams Co.	325	189,650
Stepan Co.	41	4,200
Tredegar Corp.	42	939
Valvoline, Inc.	383	8,200
		1,242,536
COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc.	213	8,032
Brady Corp. Class A	218	12,483
Brink's Co.	156	14,146
Cintas Corp.	347	93,371
Clean Harbors, Inc. (a)	105	9,004
Copart, Inc. (a)	846	76,935
Deluxe Corp.	47	2,346
Harsco Corp. (a)	103	2,370
Healthcare Services Group, Inc. (b)	38	924
Herman Miller, Inc.	193	8,038
HNI Corp.	16	599
Interface, Inc.	6	100
KAR Auction Services, Inc. (b)	301	6,559
Matthews International Corp. Class A	55	2,099
Mobile Mini, Inc.	4	152
MSA Safety, Inc.	42	5,307
Republic Services, Inc.	568	50,910
Rollins, Inc.	46	1,525
Stericycle, Inc. (a) (b)	88	5,615
Tetra Tech, Inc.	229	19,731
UniFirst Corp.	51	10,301
US Ecology, Inc.	35	2,027
Viad Corp.	57	3,848
Waste Management, Inc.	1,296	147,692
		484,114
COMMUNICATIONS EQUIPMENT — 0.8%
ADTRAN, Inc.	13	129
Arista Networks, Inc. (a)	53	10,780
CalAmp Corp. (a)	3	29
Ciena Corp. (a)	519	22,156
Cisco Systems, Inc.	6,824	327,279
Comtech Telecommunications Corp.	2	71
Extreme Networks, Inc. (a)	589	4,341
F5 Networks, Inc. (a)	21	2,933
InterDigital, Inc.	13	708
Juniper Networks, Inc.	111	2,734
Lumentum Holdings, Inc. (a)	47	3,727

See accompanying notes to financial statements.
53

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Motorola Solutions, Inc.	679	$ 109,414
NETGEAR, Inc. (a)	41	1,005
NetScout Systems, Inc. (a)	116	2,792
Plantronics, Inc. (b)	3	82
ViaSat, Inc. (a)	174	12,736
Viavi Solutions, Inc. (a)	613	9,195
		510,111
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	488	21,047
Aegion Corp. (a)	13	291
Arcosa, Inc.	225	10,024
Comfort Systems USA, Inc.	33	1,645
Dycom Industries, Inc. (a)	3	142
EMCOR Group, Inc.	167	14,412
Fluor Corp.	18	340
Granite Construction, Inc. (b)	18	498
Jacobs Engineering Group, Inc.	363	32,608
MasTec, Inc. (a)	252	16,168
MYR Group, Inc. (a)	1	33
Quanta Services, Inc.	384	15,633
Valmont Industries, Inc.	53	7,938
		120,779
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	112	10,154
Martin Marietta Materials, Inc.	261	72,986
US Concrete, Inc. (a)	66	2,750
Vulcan Materials Co.	553	79,626
		165,516
CONSUMER FINANCE — 0.6%
American Express Co.	1,531	190,594
Capital One Financial Corp.	453	46,618
Discover Financial Services	785	66,584
Encore Capital Group, Inc. (a)	92	3,253
Enova International, Inc. (a)	3	72
FirstCash, Inc.	96	7,740
Green Dot Corp. Class A (a)	5	117
Navient Corp.	537	7,346
PRA Group, Inc. (a) (b)	33	1,198
SLM Corp.	261	2,326
Synchrony Financial	1,635	58,876
World Acceptance Corp. (a)	32	2,765
		387,489
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	522	5,658
AptarGroup, Inc.	137	15,840
Avery Dennison Corp.	262	34,275
Ball Corp.	1,387	89,697
Greif, Inc. Class A	22	972
International Paper Co.	294	13,539
Myers Industries, Inc.	52	867
O-I Glass, Inc.	215	2,565
Packaging Corp. of America	233	26,094
Sealed Air Corp.	514	20,473
Silgan Holdings, Inc.	256	7,957
Security Description	Shares	Value
Sonoco Products Co.	161	$ 9,937
Westrock Co.	32	1,373
		229,247
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	15	408
Genuine Parts Co.	173	18,378
LKQ Corp. (a)	694	24,776
Pool Corp.	165	35,042
		78,604
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	20	699
Graham Holdings Co. Class B	10	6,390
H&R Block, Inc. (b)	108	2,536
Perdoceo Education Corp. (a)	125	2,299
Regis Corp. (a)	33	590
Service Corp. International	481	22,140
Strategic Education, Inc.	56	8,898
WW International, Inc. (a)	3	115
		43,667
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Berkshire Hathaway, Inc. Class B (a)	1,908	432,162
Jefferies Financial Group, Inc.	175	3,740
		435,902
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	24,459	955,858
ATN International, Inc.	19	1,052
CenturyLink, Inc.	113	1,493
Cincinnati Bell, Inc. (a)	33	346
Cogent Communications Holdings, Inc.	61	4,014
Iridium Communications, Inc. (a) (b)	239	5,889
Verizon Communications, Inc.	6,721	412,669
Vonage Holdings Corp. (a)	138	1,023
		1,382,344
ELECTRIC UTILITIES — 3.0%
ALLETE, Inc.	139	11,283
Alliant Energy Corp.	765	41,861
American Electric Power Co., Inc.	1,640	154,996
Duke Energy Corp.	1,952	178,042
Edison International	729	54,974
El Paso Electric Co.	113	7,671
Entergy Corp.	831	99,554
Evergy, Inc.	616	40,095
Eversource Energy	1,283	109,145
Exelon Corp.	1,978	90,177
FirstEnergy Corp.	1,909	92,777
Hawaiian Electric Industries, Inc.	339	15,885
IDACORP, Inc.	134	14,311
NextEra Energy, Inc.	1,842	446,059
OGE Energy Corp.	697	30,996
Pinnacle West Capital Corp.	301	27,069
PNM Resources, Inc.	355	18,002

See accompanying notes to financial statements.
54

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PPL Corp.	1,161	$ 41,657
Southern Co.	4,186	266,648
Xcel Energy, Inc.	1,967	124,885
		1,866,087
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	57	7,866
AMETEK, Inc.	857	85,477
Eaton Corp. PLC	1,126	106,655
Emerson Electric Co.	593	45,222
Encore Wire Corp.	38	2,181
EnerSys	16	1,197
Hubbell, Inc.	193	28,529
nVent Electric PLC	134	3,428
Regal Beloit Corp.	46	3,938
Rockwell Automation, Inc.	120	24,320
Vicor Corp. (a) (b)	2	94
		308,907
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	465	50,327
Anixter International, Inc. (a)	50	4,605
Arrow Electronics, Inc. (a)	133	11,270
Avnet, Inc.	185	7,851
Badger Meter, Inc.	86	5,584
Belden, Inc.	3	165
Benchmark Electronics, Inc.	141	4,845
CDW Corp.	543	77,562
Cognex Corp.	384	21,519
Coherent, Inc. (a)	70	11,645
Corning, Inc.	418	12,168
CTS Corp.	84	2,521
Daktronics, Inc.	38	231
ePlus, Inc. (a)	1	84
Fabrinet (a)	148	9,596
FARO Technologies, Inc. (a)	5	252
FLIR Systems, Inc.	305	15,881
II-VI, Inc. (a) (b)	20	673
Insight Enterprises, Inc. (a)	50	3,515
IPG Photonics Corp. (a)	32	4,637
Itron, Inc. (a)	139	11,669
Jabil, Inc.	581	24,013
KEMET Corp.	7	189
Keysight Technologies, Inc. (a)	784	80,462
Knowles Corp. (a)	163	3,447
Littelfuse, Inc.	17	3,252
Methode Electronics, Inc.	116	4,565
MTS Systems Corp.	17	817
National Instruments Corp.	17	720
OSI Systems, Inc. (a)	72	7,253
Plexus Corp. (a)	40	3,078
Rogers Corp. (a)	34	4,241
Sanmina Corp. (a)	216	7,396
ScanSource, Inc. (a)	7	259
SYNNEX Corp.	170	21,896
TE Connectivity, Ltd.	1,044	100,057
Security Description	Shares	Value
Tech Data Corp. (a)	137	$ 19,673
Trimble, Inc. (a)	243	10,131
TTM Technologies, Inc. (a)	13	196
Vishay Intertechnology, Inc.	17	362
Zebra Technologies Corp. Class A (a)	157	40,104
		588,711
ENERGY EQUIPMENT & SERVICES — 0.1%
Apergy Corp. (a)	26	878
Baker Hughes Co.	209	5,357
Core Laboratories NV (b)	5	188
Diamond Offshore Drilling, Inc. (a) (b)	6	43
DMC Global, Inc. (b)	55	2,472
Dril-Quip, Inc. (a)	118	5,535
Era Group, Inc. (a)	17	173
Exterran Corp. (a)	93	728
Geospace Technologies Corp. (a)	15	252
Gulf Island Fabrication, Inc. (a)	1	5
Halliburton Co.	103	2,520
Helix Energy Solutions Group, Inc. (a)	182	1,753
Helmerich & Payne, Inc.	39	1,772
KLX Energy Services Holdings, Inc. (a)	37	238
Matrix Service Co. (a)	17	389
National Oilwell Varco, Inc.	46	1,152
Newpark Resources, Inc. (a)	13	81
Noble Corp. PLC (a) (b)	31	38
Oceaneering International, Inc. (a)	13	194
Oil States International, Inc. (a)	6	98
ProPetro Holding Corp. (a)	255	2,869
Schlumberger, Ltd.	163	6,553
SEACOR Holdings, Inc. (a)	17	734
TechnipFMC PLC	225	4,824
TETRA Technologies, Inc. (a)	163	319
Transocean, Ltd. (a) (b)	60	413
Valaris PLC (b)	22	144
		39,722
ENTERTAINMENT — 1.2%
Activision Blizzard, Inc.	88	5,229
Cinemark Holdings, Inc. (b)	163	5,518
Electronic Arts, Inc. (a)	411	44,187
Live Nation Entertainment, Inc. (a)	432	30,875
Marcus Corp.	14	445
Netflix, Inc. (a)	141	45,623
Take-Two Interactive Software, Inc. (a)	102	12,488
Walt Disney Co.	4,088	591,247
World Wrestling Entertainment, Inc. Class A (b)	37	2,400
		738,012
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.9%
Acadia Realty Trust REIT	154	3,993
Agree Realty Corp. REIT (b)	160	11,227
Alexander & Baldwin, Inc. REIT	211	4,423

See accompanying notes to financial statements.
55

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Alexandria Real Estate Equities, Inc. REIT	377	$ 60,916
American Assets Trust, Inc. REIT	166	7,619
American Campus Communities, Inc. REIT	444	20,881
American Tower Corp. REIT	1,867	429,074
Apartment Investment & Management Co. Class A REIT	431	22,261
Armada Hoffler Properties, Inc. REIT	214	3,927
AvalonBay Communities, Inc. REIT	434	91,010
Boston Properties, Inc. REIT	262	36,119
Brixmor Property Group, Inc. REIT	989	21,372
Camden Property Trust REIT	320	33,952
CareTrust REIT, Inc.	365	7,530
Cedar Realty Trust, Inc. REIT	388	1,145
Community Healthcare Trust, Inc. REIT	97	4,157
CoreCivic, Inc. REIT	73	1,269
CoreSite Realty Corp. REIT	139	15,585
Corporate Office Properties Trust REIT	300	8,814
Cousins Properties, Inc. REIT	330	13,596
Crown Castle International Corp. REIT	1,470	208,961
CyrusOne, Inc. REIT	473	30,948
DiamondRock Hospitality Co. REIT	218	2,415
Digital Realty Trust, Inc. REIT (b)	693	82,980
Diversified Healthcare Trust REIT	28	236
Douglas Emmett, Inc. REIT	442	19,404
Duke Realty Corp. REIT	1,124	38,969
Easterly Government Properties, Inc. REIT	128	3,037
EastGroup Properties, Inc. REIT	143	18,972
EPR Properties REIT	192	13,563
Equinix, Inc. REIT	359	209,548
Equity Residential REIT	1,308	105,843
Essex Property Trust, Inc. REIT	241	72,507
Extra Space Storage, Inc. REIT	454	47,951
Federal Realty Investment Trust REIT	154	19,824
First Industrial Realty Trust, Inc. REIT	449	18,638
Four Corners Property Trust, Inc. REIT	204	5,751
Franklin Street Properties Corp. REIT	475	4,066
GEO Group, Inc. REIT	73	1,213
Getty Realty Corp. REIT	95	3,123
Global Net Lease, Inc. REIT	168	3,407
Healthcare Realty Trust, Inc. REIT	370	12,347
Healthpeak Properties, Inc. REIT	1,842	63,494
Highwoods Properties, Inc. REIT	166	8,119
Host Hotels & Resorts, Inc. REIT	391	7,253
Independence Realty Trust, Inc. REIT	328	4,618
Innovative Industrial Properties, Inc. REIT (b)	43	3,262
Iron Mountain, Inc. REIT (b)	585	18,644
iStar, Inc. REIT	288	4,179
JBG SMITH Properties REIT	139	5,545
Kilroy Realty Corp. REIT	209	17,535
Kimco Realty Corp. REIT	1,583	32,784
Kite Realty Group Trust REIT	92	1,797
Security Description	Shares	Value
Lamar Advertising Co. Class A REIT	212	$ 18,923
Lexington Realty Trust REIT	1,120	11,894
Liberty Property Trust REIT	506	30,385
Life Storage, Inc. REIT	105	11,369
LTC Properties, Inc. REIT	146	6,536
Macerich Co. REIT (b)	62	1,669
Mack-Cali Realty Corp. REIT	145	3,354
Medical Properties Trust, Inc. REIT	2,032	42,896
Mid-America Apartment Communities, Inc. REIT	428	56,436
National Retail Properties, Inc. REIT	497	26,649
National Storage Affiliates Trust REIT	194	6,522
Office Properties Income Trust REIT	2	64
Omega Healthcare Investors, Inc. REIT	719	30,450
Park Hotels & Resorts, Inc. REIT	183	4,734
Pennsylvania Real Estate Investment Trust (b)	15	80
PotlatchDeltic Corp. REIT	165	7,140
Prologis, Inc. REIT	2,395	213,490
PS Business Parks, Inc. REIT	82	13,519
Public Storage REIT	434	92,425
Rayonier, Inc. REIT	77	2,523
Realty Income Corp. REIT	1,089	80,183
Regency Centers Corp. REIT	341	21,514
Retail Opportunity Investments Corp. REIT	96	1,695
RPT Realty REIT	53	797
Sabra Health Care REIT, Inc.	427	9,112
Saul Centers, Inc. REIT	34	1,795
SBA Communications Corp. REIT	472	113,747
Service Properties Trust REIT	139	3,382
Simon Property Group, Inc. REIT	100	14,896
SL Green Realty Corp. REIT	32	2,940
Spirit Realty Capital, Inc. REIT	300	14,754
Summit Hotel Properties, Inc. REIT (b)	93	1,148
Taubman Centers, Inc. REIT (b)	6	187
UDR, Inc. REIT	911	42,544
Uniti Group, Inc. REIT (b)	21	172
Universal Health Realty Income Trust REIT	37	4,342
Urban Edge Properties REIT	93	1,784
Urstadt Biddle Properties, Inc. Class A REIT	95	2,360
Ventas, Inc. REIT	1,238	71,482
Vornado Realty Trust REIT	145	9,643
Washington Prime Group, Inc. REIT (b)	38	138
Washington Real Estate Investment Trust	126	3,677
Weingarten Realty Investors REIT	312	9,747
Welltower, Inc. REIT	1,606	131,339
Weyerhaeuser Co. REIT	1,198	36,180
Xenia Hotels & Resorts, Inc. REIT	95	2,053
		3,052,472

See accompanying notes to financial statements.
56

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.6%
Andersons, Inc.	33	$ 834
Casey's General Stores, Inc.	114	18,125
Chefs' Warehouse, Inc. (a)	107	4,078
Costco Wholesale Corp.	1,382	406,198
Kroger Co.	256	7,421
SpartanNash Co.	22	313
Sprouts Farmers Market, Inc. (a)	72	1,393
Sysco Corp.	1,047	89,560
United Natural Foods, Inc. (a) (b)	14	123
Walmart, Inc.	3,844	456,821
Walgreens Boots Alliance, Inc.	82	4,835
		989,701
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	179	8,297
B&G Foods, Inc. (b)	78	1,399
Calavo Growers, Inc. (b)	23	2,084
Cal-Maine Foods, Inc.	18	770
Campbell Soup Co.	524	25,896
Conagra Brands, Inc.	198	6,780
Darling Ingredients, Inc. (a)	55	1,544
Flowers Foods, Inc.	596	12,957
General Mills, Inc.	2,005	107,388
Hain Celestial Group, Inc. (a) (b)	61	1,583
Hershey Co.	623	91,569
Hormel Foods Corp. (b)	268	12,089
Ingredion, Inc.	19	1,766
J&J Snack Foods Corp.	41	7,555
J.M. Smucker Co.	134	13,953
John B Sanfilippo & Son, Inc.	18	1,643
Kellogg Co.	239	16,529
Kraft Heinz Co.	132	4,241
Lamb Weston Holdings, Inc.	78	6,710
Lancaster Colony Corp.	2	320
McCormick & Co., Inc.	198	33,607
Mondelez International, Inc. Class A	5,100	280,908
Pilgrim's Pride Corp. (a)	219	7,165
Post Holdings, Inc. (a)	169	18,438
Sanderson Farms, Inc.	92	16,212
Seneca Foods Corp. Class A (a)	35	1,428
Tootsie Roll Industries, Inc. (b)	42	1,434
TreeHouse Foods, Inc. (a)	167	8,099
Tyson Foods, Inc. Class A	1,232	112,161
		804,525
GAS UTILITIES — 0.2%
Atmos Energy Corp.	342	38,256
National Fuel Gas Co.	28	1,303
New Jersey Resources Corp.	87	3,878
Northwest Natural Holding Co.	58	4,276
ONE Gas, Inc.	173	16,188
South Jersey Industries, Inc.	164	5,409
Southwest Gas Holdings, Inc.	182	13,826
Spire, Inc.	148	12,330
Security Description	Shares	Value
UGI Corp.	157	$ 7,090
		102,556
HEALTH CARE EQUIPMENT & SUPPLIES — 4.7%
Abbott Laboratories	4,788	415,886
ABIOMED, Inc. (a)	4	682
Align Technology, Inc. (a)	7	1,953
AngioDynamics, Inc. (a)	55	881
Avanos Medical, Inc. (a)	28	944
Baxter International, Inc.	2,025	169,330
Becton Dickinson and Co.	491	133,537
Boston Scientific Corp. (a)	2,836	128,244
Cantel Medical Corp. (b)	12	851
Cardiovascular Systems, Inc. (a)	176	8,552
CONMED Corp.	100	11,183
Cooper Cos., Inc.	111	35,663
CryoLife, Inc. (a)	44	1,192
Cutera, Inc. (a)	1	36
Danaher Corp.	2,698	414,089
DENTSPLY SIRONA, Inc.	937	53,025
Edwards Lifesciences Corp. (a)	877	204,595
Globus Medical, Inc. Class A (a)	26	1,531
Haemonetics Corp. (a)	136	15,626
Hill-Rom Holdings, Inc.	220	24,977
Hologic, Inc. (a)	888	46,362
ICU Medical, Inc. (a)	15	2,807
IDEXX Laboratories, Inc. (a)	268	69,983
Inogen, Inc. (a)	1	68
Integer Holdings Corp. (a)	32	2,574
Integra LifeSciences Holdings Corp. (a)	129	7,518
Intuitive Surgical, Inc. (a)	111	65,618
Lantheus Holdings, Inc. (a)	121	2,482
LivaNova PLC (a)	5	377
Masimo Corp. (a)	148	23,393
Medtronic PLC	3,917	444,384
Meridian Bioscience, Inc.	95	928
Merit Medical Systems, Inc. (a)	6	187
Mesa Laboratories, Inc. (b)	17	4,240
Natus Medical, Inc. (a)	3	99
Neogen Corp. (a)	95	6,200
NuVasive, Inc. (a)	93	7,193
OraSure Technologies, Inc. (a)	148	1,188
Orthofix Medical, Inc. (a)	13	600
Penumbra, Inc. (a) (b)	24	3,942
ResMed, Inc.	480	74,386
STERIS PLC	300	45,726
Stryker Corp.	1,216	255,287
Tactile Systems Technology, Inc. (a)	2	135
Teleflex, Inc.	183	68,888
Varex Imaging Corp. (a)	3	89
Varian Medical Systems, Inc. (a)	69	9,799
West Pharmaceutical Services, Inc.	261	39,236
Zimmer Biomet Holdings, Inc.	550	82,324
		2,888,790

See accompanying notes to financial statements.
57

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.7%
Addus HomeCare Corp. (a)	36	$ 3,500
Amedisys, Inc. (a)	97	16,191
AmerisourceBergen Corp.	82	6,972
AMN Healthcare Services, Inc. (a)	95	5,919
Anthem, Inc.	83	25,069
BioTelemetry, Inc. (a)	28	1,296
Cardinal Health, Inc.	223	11,279
Centene Corp. (a)	44	2,766
Chemed Corp.	59	25,916
Cigna Corp.	40	8,180
CorVel Corp. (a)	48	4,193
Covetrus, Inc. (a) (b)	13	172
CVS Health Corp.	418	31,053
DaVita, Inc. (a)	43	3,226
Diplomat Pharmacy, Inc. (a)	280	1,120
Encompass Health Corp.	92	6,373
Ensign Group, Inc.	137	6,216
HCA Healthcare, Inc.	143	21,137
HealthEquity, Inc. (a)	41	3,037
Henry Schein, Inc. (a)	111	7,406
Humana, Inc.	15	5,498
Laboratory Corp. of America Holdings (a)	128	21,654
LHC Group, Inc. (a)	86	11,847
Magellan Health, Inc. (a)	2	157
McKesson Corp.	337	46,614
MEDNAX, Inc. (a)	12	333
Molina Healthcare, Inc. (a)	20	2,714
Quest Diagnostics, Inc.	303	32,357
Select Medical Holdings Corp. (a)	14	327
Tenet Healthcare Corp. (a)	12	456
The Pennant Group, Inc. (a)	115	3,803
Tivity Health, Inc. (a) (b)	5	102
UnitedHealth Group, Inc.	305	89,664
Universal Health Services, Inc. Class B	217	31,131
US Physical Therapy, Inc.	35	4,002
WellCare Health Plans, Inc. (a)	26	8,585
		450,265
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	59	579
Cerner Corp.	785	57,611
Computer Programs & Systems, Inc.	17	449
HMS Holdings Corp. (a)	215	6,364
NextGen Healthcare, Inc. (a)	62	996
Omnicell, Inc. (a)	40	3,269
Tabula Rasa HealthCare, Inc. (a) (b)	13	633
		69,901
HOTELS, RESTAURANTS & LEISURE — 2.4%
BJ's Restaurants, Inc.	6	228
Boyd Gaming Corp. (b)	12	359
Brinker International, Inc. (b)	58	2,436
Caesars Entertainment Corp. (a)	2,084	28,342
Security Description	Shares	Value
Carnival Corp.	43	$ 2,186
Cheesecake Factory, Inc. (b)	43	1,671
Chipotle Mexican Grill, Inc. (a)	107	89,571
Churchill Downs, Inc.	149	20,443
Cracker Barrel Old Country Store, Inc.	29	4,458
Darden Restaurants, Inc.	250	27,253
Dave & Buster's Entertainment, Inc. (b)	14	562
Dine Brands Global, Inc. (b)	13	1,086
Domino's Pizza, Inc.	22	6,463
Dunkin' Brands Group, Inc.	188	14,202
Eldorado Resorts, Inc. (a) (b)	161	9,602
Hilton Worldwide Holdings, Inc.	953	105,697
Jack in the Box, Inc.	40	3,121
Marriott International, Inc. Class A	381	57,695
Marriott Vacations Worldwide Corp.	95	12,232
McDonald's Corp.	2,190	432,766
MGM Resorts International	614	20,428
Norwegian Cruise Line Holdings, Ltd. (a)	526	30,724
Papa John's International, Inc.	2	126
Penn National Gaming, Inc. (a)	14	358
Royal Caribbean Cruises, Ltd.	202	26,969
Ruth's Hospitality Group, Inc.	32	696
Scientific Games Corp. Class A (a)	6	161
Shake Shack, Inc. Class A (a) (b)	128	7,625
Six Flags Entertainment Corp.	25	1,128
Starbucks Corp.	4,961	436,171
Texas Roadhouse, Inc. (b)	26	1,464
Wendy's Co.	589	13,082
Wingstop, Inc.	128	11,037
Wyndham Destinations, Inc.	326	16,851
Wyndham Hotels & Resorts, Inc.	104	6,532
Wynn Resorts, Ltd.	177	24,580
Yum! Brands, Inc.	946	95,291
		1,513,596
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	1	195
Century Communities, Inc. (a)	104	2,844
D.R. Horton, Inc.	1,406	74,167
Ethan Allen Interiors, Inc.	79	1,506
Garmin, Ltd.	480	46,829
Helen of Troy, Ltd. (a)	76	13,664
Installed Building Products, Inc. (a)	107	7,369
iRobot Corp. (a) (b)	3	152
KB Home	357	12,234
La-Z-Boy, Inc.	78	2,455
Leggett & Platt, Inc.	295	14,995
Lennar Corp. Class A	945	52,722
LGI Homes, Inc. (a)	83	5,864
M/I Homes, Inc. (a)	115	4,525
MDC Holdings, Inc.	196	7,479
Meritage Homes Corp. (a)	118	7,211
Mohawk Industries, Inc. (a)	44	6,001
Newell Brands, Inc.	1,102	21,180
NVR, Inc. (a)	15	57,126

See accompanying notes to financial statements.
58

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PulteGroup, Inc.	1,077	$ 41,788
Tempur Sealy International, Inc. (a)	225	19,589
Toll Brothers, Inc.	374	14,777
TopBuild Corp. (a)	143	14,740
TRI Pointe Group, Inc. (a) (b)	442	6,886
Tupperware Brands Corp.	88	755
Universal Electronics, Inc. (a)	56	2,927
Whirlpool Corp.	266	39,243
William Lyon Homes Class A (a)	196	3,916
		483,139
HOUSEHOLD PRODUCTS — 2.7%
Central Garden & Pet Co. Class A (a)	4	117
Church & Dwight Co., Inc.	768	54,021
Clorox Co.	148	22,724
Colgate-Palmolive Co.	2,482	170,861
Kimberly-Clark Corp.	1,365	187,756
Procter & Gamble Co.	9,952	1,243,005
Spectrum Brands Holdings, Inc.	3	193
WD-40 Co. (b)	18	3,494
		1,682,171
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	1,494	29,731
NRG Energy, Inc.	484	19,239
		48,970
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	185	32,638
Carlisle Cos., Inc.	236	38,194
General Electric Co.	4,676	52,184
Honeywell International, Inc.	1,774	313,998
Raven Industries, Inc.	14	483
Roper Technologies, Inc.	323	114,416
		551,913
INSURANCE — 3.2%
Aflac, Inc.	2,142	113,312
Alleghany Corp. (a)	51	40,778
Allstate Corp.	741	83,325
American Equity Investment Life Holding Co.	13	389
American Financial Group, Inc.	136	14,912
American International Group, Inc.	3,263	167,490
AMERISAFE, Inc.	53	3,500
Aon PLC	682	142,054
Arthur J Gallagher & Co.	538	51,234
Assurant, Inc.	216	28,313
Brighthouse Financial, Inc. (a)	107	4,198
Brown & Brown, Inc.	702	27,715
Chubb, Ltd.	1,514	235,669
Cincinnati Financial Corp.	634	66,665
CNO Financial Group, Inc.	79	1,432
eHealth, Inc. (a)	68	6,533
Employers Holdings, Inc.	25	1,044
Everest Re Group, Ltd.	122	33,775
First American Financial Corp.	420	24,494
Security Description	Shares	Value
Genworth Financial, Inc. Class A (a)	181	$ 796
Globe Life, Inc.	204	21,471
Hanover Insurance Group, Inc.	131	17,904
Hartford Financial Services Group, Inc.	1,357	82,465
Horace Mann Educators Corp.	110	4,803
James River Group Holdings, Ltd.	88	3,626
Kemper Corp.	74	5,735
Lincoln National Corp.	219	12,923
Loews Corp.	473	24,828
Marsh & McLennan Cos., Inc.	1,247	138,928
Mercury General Corp.	68	3,314
MetLife, Inc.	1,962	100,003
Old Republic International Corp.	718	16,062
Primerica, Inc.	77	10,053
Principal Financial Group, Inc.	806	44,330
ProAssurance Corp.	5	181
Progressive Corp.	1,315	95,193
Prudential Financial, Inc.	302	28,310
Reinsurance Group of America, Inc.	141	22,991
RenaissanceRe Holdings, Ltd.	197	38,616
RLI Corp.	106	9,542
Safety Insurance Group, Inc.	38	3,516
Selective Insurance Group, Inc.	133	8,670
Stewart Information Services Corp.	62	2,529
Travelers Cos., Inc.	698	95,591
United Fire Group, Inc.	18	787
Universal Insurance Holdings, Inc.	35	980
Unum Group	37	1,079
Willis Towers Watson PLC	484	97,739
WR Berkley Corp.	642	44,362
		1,984,159
INTERACTIVE MEDIA & SERVICES — 4.4%
Alphabet, Inc. Class A (a)	550	736,665
Alphabet, Inc. Class C (a)	612	818,256
Facebook, Inc. Class A (a)	5,454	1,119,434
QuinStreet, Inc. (a)	178	2,725
TripAdvisor, Inc.	38	1,154
Twitter, Inc. (a)	1,949	62,465
Yelp, Inc. (a)	7	244
		2,740,943
INTERNET & DIRECT MARKETING RETAIL — 2.1%
Amazon.com, Inc. (a)	583	1,077,291
Booking Holdings, Inc. (a)	50	102,686
eBay, Inc.	2,957	106,777
Etsy, Inc. (a)	426	18,872
Expedia Group, Inc.	186	20,114
PetMed Express, Inc. (b)	5	118
Stamps.com, Inc. (a)	12	1,002
		1,326,860
IT SERVICES — 7.3%
Accenture PLC Class A	1,726	363,444
Akamai Technologies, Inc. (a)	513	44,313

See accompanying notes to financial statements.
59

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Alliance Data Systems Corp.	4	$ 449
Automatic Data Processing, Inc.	976	166,408
Broadridge Financial Solutions, Inc.	159	19,643
CACI International, Inc. Class A (a)	79	19,749
Cardtronics PLC Class A (a)	128	5,715
Cognizant Technology Solutions Corp. Class A	204	12,652
CoreLogic, Inc. (a)	163	7,125
CSG Systems International, Inc.	123	6,369
DXC Technology Co.	34	1,278
EVERTEC, Inc.	239	8,136
ExlService Holdings, Inc. (a)	79	5,487
Fidelity National Information Services, Inc.	1,923	267,470
Fiserv, Inc. (a)	1,897	219,350
FleetCor Technologies, Inc. (a)	343	98,688
Gartner, Inc. (a)	68	10,479
Global Payments, Inc.	1,189	217,064
International Business Machines Corp.	2,976	398,903
Jack Henry & Associates, Inc.	58	8,449
KBR, Inc.	413	12,596
Leidos Holdings, Inc.	507	49,630
LiveRamp Holdings, Inc. (a)	36	1,730
ManTech International Corp. Class A	75	5,991
Mastercard, Inc. Class A	3,351	1,000,575
MAXIMUS, Inc.	193	14,357
NIC, Inc.	280	6,258
Paychex, Inc.	1,062	90,334
PayPal Holdings, Inc. (a)	3,190	345,062
Perficient, Inc. (a)	157	7,233
Perspecta, Inc.	192	5,076
Sabre Corp.	229	5,139
Science Applications International Corp.	152	13,227
Sykes Enterprises, Inc. (a)	38	1,406
TTEC Holdings, Inc.	79	3,130
VeriSign, Inc. (a)	369	71,099
Virtusa Corp. (a)	12	544
Visa, Inc. Class A	4,984	936,494
Western Union Co. (b)	1,500	40,170
WEX, Inc. (a)	108	22,622
		4,513,844
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	83	4,978
Callaway Golf Co.	54	1,145
Hasbro, Inc.	434	45,835
Mattel, Inc. (a) (b)	40	542
Polaris, Inc.	47	4,780
Sturm Ruger & Co., Inc.	19	893
Vista Outdoor, Inc. (a)	2	15
		58,188
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	762	65,006
Bio-Rad Laboratories, Inc. Class A (a)	57	21,092
Bio-Techne Corp.	94	20,634
Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	73	$ 11,152
Illumina, Inc. (a)	110	36,492
IQVIA Holdings, Inc. (a)	488	75,401
Luminex Corp.	83	1,922
Medpace Holdings, Inc. (a)	113	9,499
Mettler-Toledo International, Inc. (a)	76	60,289
NeoGenomics, Inc. (a)	101	2,954
PerkinElmer, Inc.	84	8,156
PRA Health Sciences, Inc. (a)	48	5,335
Repligen Corp. (a)	216	19,980
Syneos Health, Inc. (a)	112	6,661
Thermo Fisher Scientific, Inc.	1,172	380,748
Waters Corp. (a)	156	36,449
		761,770
MACHINERY — 2.1%
Actuant Corp. Class A	95	2,473
AGCO Corp.	240	18,540
Alamo Group, Inc.	36	4,520
Albany International Corp. Class A	121	9,186
Astec Industries, Inc.	17	714
Barnes Group, Inc.	39	2,417
Briggs & Stratton Corp.	97	646
Caterpillar, Inc.	663	97,912
Chart Industries, Inc. (a)	47	3,172
Colfax Corp. (a) (b)	52	1,892
Crane Co.	42	3,628
Cummins, Inc.	423	75,700
Deere & Co.	978	169,448
Donaldson Co., Inc.	123	7,087
Dover Corp.	390	44,951
EnPro Industries, Inc.	7	468
ESCO Technologies, Inc.	97	8,973
Federal Signal Corp.	229	7,385
Flowserve Corp.	126	6,271
Fortive Corp.	158	12,070
Franklin Electric Co., Inc.	41	2,350
Graco, Inc.	374	19,448
Greenbrier Cos., Inc.	3	97
Hillenbrand, Inc.	22	733
IDEX Corp.	252	43,344
Illinois Tool Works, Inc.	915	164,362
Ingersoll-Rand PLC	803	106,735
ITT, Inc.	280	20,695
John Bean Technologies Corp.	23	2,591
Kennametal, Inc.	95	3,505
Lincoln Electric Holdings, Inc.	100	9,673
Lindsay Corp. (b)	5	480
Lydall, Inc. (a)	2	41
Mueller Industries, Inc.	180	5,715
Nordson Corp.	137	22,309
Oshkosh Corp.	256	24,230
PACCAR, Inc.	1,151	91,044
Parker-Hannifin Corp.	344	70,802
Pentair PLC	155	7,110
Proto Labs, Inc. (a)	17	1,726

See accompanying notes to financial statements.
60

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Snap-on, Inc.	74	$ 12,536
SPX Corp. (a)	165	8,395
SPX FLOW, Inc. (a)	129	6,304
Standex International Corp.	1	79
Stanley Black & Decker, Inc.	471	78,064
Tennant Co.	44	3,429
Terex Corp.	6	179
Timken Co.	162	9,122
Toro Co.	354	28,203
Trinity Industries, Inc.	16	354
Wabash National Corp.	20	294
Watts Water Technologies, Inc. Class A	116	11,572
Westinghouse Air Brake Technologies Corp. (b)	74	5,757
Woodward, Inc.	244	28,899
Xylem, Inc.	484	38,134
		1,305,764
MARINE — 0.0%
Kirby Corp. (a)	134	11,997
Matson, Inc.	107	4,366
		16,363
MEDIA — 1.5%
AMC Networks, Inc. Class A (a)	38	1,501
Cable One, Inc.	20	29,769
Charter Communications, Inc. Class A (a)	489	237,204
Comcast Corp. Class A	12,255	551,107
Discovery, Inc. Class A (a) (b)	17	557
Discovery, Inc. Class C (a)	111	3,384
DISH Network Corp. Class A (a)	462	16,387
EW Scripps Co. Class A	167	2,624
Fox Corp. Class A	114	4,226
Fox Corp. Class B	52	1,893
Gannett Co., Inc.	57	364
Interpublic Group of Cos., Inc.	290	6,699
John Wiley & Sons, Inc. Class A	5	243
Meredith Corp. (b)	55	1,786
New York Times Co. Class A (b)	200	6,434
News Corp. Class A	552	7,805
News Corp. Class B	188	2,728
Omnicom Group, Inc.	349	28,276
TEGNA, Inc.	945	15,772
ViacomCBS, Inc. Class B	57	2,392
		921,151
METALS & MINING — 0.3%
AK Steel Holding Corp. (a) (b)	38	125
Allegheny Technologies, Inc. (a)	126	2,603
Carpenter Technology Corp.	128	6,372
Century Aluminum Co. (a)	95	714
Commercial Metals Co.	41	913
Compass Minerals International, Inc. (b)	98	5,974
Freeport-McMoRan, Inc.	175	2,296
Kaiser Aluminum Corp.	21	2,329
Security Description	Shares	Value
Materion Corp.	46	$ 2,735
Newmont Goldcorp Corp.	2,548	110,711
Nucor Corp.	108	6,078
Reliance Steel & Aluminum Co.	221	26,467
Royal Gold, Inc.	274	33,496
Steel Dynamics, Inc.	82	2,791
SunCoke Energy, Inc.	15	93
TimkenSteel Corp. (a) (b)	55	432
United States Steel Corp. (b)	21	240
Worthington Industries, Inc.	33	1,392
		205,761
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0%
Apollo Commercial Real Estate Finance, Inc. REIT	227	4,152
ARMOUR Residential REIT, Inc.	36	643
Granite Point Mortgage Trust, Inc. REIT	124	2,279
Invesco Mortgage Capital, Inc. REIT	280	4,662
New York Mortgage Trust, Inc. REIT	819	5,103
PennyMac Mortgage Investment Trust REIT	317	7,066
Redwood Trust, Inc. REIT	219	3,622
		27,527
MULTI-UTILITIES — 1.5%
Ameren Corp.	764	58,675
Avista Corp.	22	1,058
Black Hills Corp.	238	18,693
CenterPoint Energy, Inc.	1,130	30,815
CMS Energy Corp.	1,056	66,359
Consolidated Edison, Inc.	1,033	93,455
Dominion Energy, Inc.	2,026	167,793
DTE Energy Co.	517	67,143
MDU Resources Group, Inc.	448	13,310
NiSource, Inc.	1,028	28,619
NorthWestern Corp.	186	13,331
Public Service Enterprise Group, Inc.	1,354	79,954
Sempra Energy	1,059	160,417
WEC Energy Group, Inc.	1,251	115,380
		915,002
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	80	2,298
Dollar General Corp.	1,019	158,944
Dollar Tree, Inc. (a)	887	83,422
JC Penney Co., Inc. (a) (b)	61	68
Kohl's Corp.	19	968
Macy's, Inc. (b)	108	1,836
Nordstrom, Inc.	62	2,538
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	6	392
Target Corp.	1,807	231,675
		482,141
OIL, GAS & CONSUMABLE FUELS — 1.6%
Apache Corp.	44	1,126

See accompanying notes to financial statements.
61

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Cabot Oil & Gas Corp.	44	$ 766
Callon Petroleum Co. (a)	16	80
Chevron Corp.	3,490	420,580
Cimarex Energy Co.	14	735
CNX Resources Corp. (a)	22	195
Concho Resources, Inc.	23	2,014
ConocoPhillips	119	7,739
CONSOL Energy, Inc. (a)	100	1,451
Denbury Resources, Inc. (a) (b)	55	78
Devon Energy Corp.	52	1,350
Diamondback Energy, Inc.	6	557
EOG Resources, Inc.	68	5,696
EQT Corp.	80	872
Equitrans Midstream Corp. (b)	22	294
Exxon Mobil Corp.	2,267	158,191
Green Plains, Inc. (b)	42	648
Hess Corp.	337	22,515
HighPoint Resources Corp. (a)	128	216
HollyFrontier Corp.	18	913
Kinder Morgan, Inc.	5,633	119,251
Marathon Oil Corp.	98	1,331
Marathon Petroleum Corp.	212	12,773
Matador Resources Co. (a) (b)	14	252
Murphy Oil Corp. (b)	20	536
Noble Energy, Inc.	256	6,359
Oasis Petroleum, Inc. (a)	33	108
Occidental Petroleum Corp.	106	4,368
ONEOK, Inc.	1,018	77,032
Par Pacific Holdings, Inc. (a)	147	3,416
PBF Energy, Inc. Class A	42	1,317
PDC Energy, Inc. (a)	43	1,125
Penn Virginia Corp. (a)	13	395
Phillips 66	432	48,129
Pioneer Natural Resources Co.	60	9,082
QEP Resources, Inc.	26	117
Renewable Energy Group, Inc. (a) (b)	34	916
SM Energy Co.	37	416
Southwestern Energy Co. (a) (b)	845	2,045
SRC Energy, Inc. (a)	28	115
Unit Corp. (a)	107	74
Valero Energy Corp.	311	29,125
Williams Cos., Inc.	1,429	33,896
World Fuel Services Corp.	203	8,814
WPX Energy, Inc. (a)	47	646
		987,654
PAPER & FOREST PRODUCTS — 0.0%
Boise Cascade Co.	3	110
Domtar Corp.	54	2,065
Louisiana-Pacific Corp.	279	8,278
Neenah, Inc.	5	352
PH Glatfelter Co.	22	403
Schweitzer-Mauduit International, Inc.	58	2,435
		13,643
PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	2,071	11,680
Security Description	Shares	Value
Coty, Inc. Class A	541	$ 6,086
Estee Lauder Cos., Inc. Class A	936	193,322
Inter Parfums, Inc.	48	3,490
Medifast, Inc.	1	110
Nu Skin Enterprises, Inc. Class A	6	246
		214,934
PHARMACEUTICALS — 2.4%
Akorn, Inc. (a)	15	22
Allergan PLC	527	100,747
ANI Pharmaceuticals, Inc. (a)	37	2,282
Assertio Therapeutics, Inc. (a)	14	18
Bristol-Myers Squibb Co.	2,297	147,444
Catalent, Inc. (a)	360	20,268
Corcept Therapeutics, Inc. (a) (b)	274	3,315
Eli Lilly & Co.	1,002	131,693
Endo International PLC (a)	23	108
Innoviva, Inc. (a)	73	1,034
Johnson & Johnson	1,414	206,260
Lannett Co., Inc. (a) (b)	14	123
Merck & Co., Inc.	6,310	573,894
Mylan NV (a)	60	1,206
Nektar Therapeutics (a) (b)	20	432
Perrigo Co. PLC	17	878
Pfizer, Inc.	1,778	69,662
Phibro Animal Health Corp. Class A	2	50
Prestige Consumer Healthcare, Inc. (a) (b)	37	1,498
Supernus Pharmaceuticals, Inc. (a)	5	119
Zoetis, Inc.	1,893	250,539
		1,511,592
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	19	1,348
Equifax, Inc.	480	67,258
Exponent, Inc.	180	12,422
FTI Consulting, Inc. (a)	157	17,374
Heidrick & Struggles International, Inc.	23	747
IHS Markit, Ltd. (a)	1,246	93,886
Insperity, Inc.	13	1,119
Korn Ferry	20	848
ManpowerGroup, Inc.	122	11,846
Nielsen Holdings PLC	114	2,314
Resources Connection, Inc.	106	1,731
Robert Half International, Inc.	84	5,305
Verisk Analytics, Inc.	578	86,318
		302,516
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	1,117	68,461
Jones Lang LaSalle, Inc.	60	10,445
Marcus & Millichap, Inc. (a)	2	75
		78,981
ROAD & RAIL — 0.9%
ArcBest Corp.	55	1,518

See accompanying notes to financial statements.
62

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Avis Budget Group, Inc. (a)	100	$ 3,224
CSX Corp.	770	55,717
Heartland Express, Inc.	100	2,105
JB Hunt Transport Services, Inc.	65	7,591
Kansas City Southern	335	51,309
Knight-Swift Transportation Holdings, Inc. (b)	316	11,325
Landstar System, Inc.	80	9,110
Marten Transport, Ltd.	15	322
Norfolk Southern Corp.	424	82,311
Old Dominion Freight Line, Inc.	213	40,423
Ryder System, Inc.	21	1,140
Saia, Inc. (a)	108	10,057
Union Pacific Corp.	1,435	259,434
Werner Enterprises, Inc.	128	4,658
		540,244
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Energy Industries, Inc. (a)	136	9,683
Advanced Micro Devices, Inc. (a)	4,666	213,983
Analog Devices, Inc.	1,385	164,593
Applied Materials, Inc.	3,861	235,675
Broadcom, Inc.	1,251	395,341
Brooks Automation, Inc.	194	8,140
Cabot Microelectronics Corp.	122	17,607
Cirrus Logic, Inc. (a)	231	19,037
Cohu, Inc.	3	69
Cree, Inc. (a)	341	15,737
Cypress Semiconductor Corp.	1,538	35,882
Diodes, Inc. (a)	146	8,230
DSP Group, Inc. (a)	19	299
First Solar, Inc. (a) (b)	282	15,781
FormFactor, Inc. (a)	370	9,609
Ichor Holdings, Ltd. (a)	123	4,092
Intel Corp.	8,905	532,964
KLA Corp.	665	118,483
Kulicke & Soffa Industries, Inc.	86	2,339
Lam Research Corp.	604	176,610
Maxim Integrated Products, Inc.	668	41,089
MaxLinear, Inc. (a) (b)	146	3,098
Microchip Technology, Inc. (b)	944	98,856
Micron Technology, Inc. (a)	2,247	120,844
MKS Instruments, Inc.	169	18,592
Monolithic Power Systems, Inc.	142	25,279
NVIDIA Corp.	74	17,412
Onto Innovation, Inc. (a)	35	1,279
Photronics, Inc. (a)	57	898
Power Integrations, Inc.	123	12,166
Qorvo, Inc. (a)	88	10,228
QUALCOMM, Inc.	3,563	314,363
Rambus, Inc. (a)	465	6,405
Semtech Corp. (a)	104	5,502
Silicon Laboratories, Inc. (a)	163	18,905
Skyworks Solutions, Inc.	105	12,692
SolarEdge Technologies, Inc. (a)	200	19,018
Synaptics, Inc. (a)	38	2,499
Security Description	Shares	Value
Teradyne, Inc.	711	$ 48,483
Texas Instruments, Inc.	3,735	479,163
Ultra Clean Holdings, Inc. (a)	211	4,952
Universal Display Corp.	159	32,765
Xilinx, Inc.	515	50,352
Xperi Corp.	241	4,459
		3,333,453
SOFTWARE — 9.4%
8x8, Inc. (a)	336	6,149
ACI Worldwide, Inc. (a)	338	12,805
Adobe, Inc. (a)	884	291,552
Agilysys, Inc. (a)	17	432
Alarm.com Holdings, Inc. (a)	42	1,805
ANSYS, Inc. (a)	360	92,668
Autodesk, Inc. (a)	495	90,813
Blackbaud, Inc.	152	12,099
Bottomline Technologies DE, Inc. (a)	15	804
Cadence Design Systems, Inc. (a)	1,171	81,221
CDK Global, Inc.	43	2,351
Citrix Systems, Inc.	104	11,534
CommVault Systems, Inc. (a)	22	982
Ebix, Inc. (b)	2	67
Fair Isaac Corp. (a)	121	45,336
Fortinet, Inc. (a)	76	8,114
Intuit, Inc.	808	211,639
j2 Global, Inc. (b)	144	13,494
LivePerson, Inc. (a) (b)	207	7,659
LogMeIn, Inc.	23	1,972
Manhattan Associates, Inc. (a)	302	24,084
Microsoft Corp.	27,168	4,284,394
MicroStrategy, Inc. Class A (a)	22	3,138
NortonLifeLock, Inc.	1,889	48,207
OneSpan, Inc. (a)	74	1,267
Oracle Corp.	4,483	237,509
Progress Software Corp.	156	6,482
PTC, Inc. (a)	11	824
Qualys, Inc. (a)	60	5,002
salesforce.com, Inc. (a)	1,243	202,161
SPS Commerce, Inc. (a)	26	1,441
Synopsys, Inc. (a)	628	87,418
Teradata Corp. (a)	98	2,623
Tyler Technologies, Inc. (a)	111	33,302
		5,831,348
SPECIALTY RETAIL — 2.8%
Aaron's, Inc.	253	14,449
Abercrombie & Fitch Co. Class A (b)	6	104
Advance Auto Parts, Inc.	69	11,051
American Eagle Outfitters, Inc.	20	294
Asbury Automotive Group, Inc. (a)	62	6,931
AutoNation, Inc. (a)	170	8,267
AutoZone, Inc. (a)	103	122,705
Bed Bath & Beyond, Inc.	16	277
Best Buy Co., Inc.	195	17,121
Boot Barn Holdings, Inc. (a)	133	5,922
Buckle, Inc.	1	27

See accompanying notes to financial statements.
63

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Caleres, Inc.	5	$ 119
CarMax, Inc. (a)	550	48,219
Children's Place, Inc.	1	63
Designer Brands, Inc. Class A (b)	88	1,385
Dick's Sporting Goods, Inc. (b)	122	6,038
Express, Inc. (a)	159	774
Five Below, Inc. (a)	102	13,042
Foot Locker, Inc.	67	2,612
Gap, Inc.	24	424
Genesco, Inc. (a)	33	1,581
Group 1 Automotive, Inc.	53	5,300
Guess?, Inc.	34	761
Haverty Furniture Cos., Inc.	80	1,613
Home Depot, Inc.	4,117	899,070
L Brands, Inc.	43	779
Lithia Motors, Inc. Class A	100	14,700
Lowe's Cos., Inc.	1,737	208,023
MarineMax, Inc. (a)	22	367
Michaels Cos., Inc. (a) (b)	17	138
Monro, Inc. (b)	39	3,050
Murphy USA, Inc. (a)	60	7,020
Office Depot, Inc.	197	540
O'Reilly Automotive, Inc. (a)	221	96,855
Rent-A-Center, Inc.	208	5,999
RH (a)	67	14,305
Ross Stores, Inc.	664	77,303
Sally Beauty Holdings, Inc. (a) (b)	43	785
Signet Jewelers, Ltd. (b)	15	326
Sleep Number Corp. (a)	59	2,905
Sonic Automotive, Inc. Class A (b)	138	4,278
Tailored Brands, Inc. (b)	335	1,387
Tiffany & Co.	44	5,881
TJX Cos., Inc.	1,166	71,196
Tractor Supply Co.	89	8,316
Ulta Salon Cosmetics & Fragrance, Inc. (a)	32	8,100
Urban Outfitters, Inc. (a)	7	194
Williams-Sonoma, Inc. (b)	176	12,925
Zumiez, Inc. (a)	111	3,834
		1,717,355
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.6%
3D Systems Corp. (a)	15	131
Apple, Inc.	4,956	1,455,329
Diebold Nixdorf, Inc. (a)	305	3,221
Hewlett Packard Enterprise Co.	1,259	19,968
HP, Inc.	159	3,267
NCR Corp. (a) (b)	329	11,568
NetApp, Inc.	11	685
Seagate Technology PLC	938	55,811
Western Digital Corp.	1,173	74,450
Xerox Holdings Corp.	346	12,757
		1,637,187
Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings, Ltd. (a)	18	$ 687
Carter's, Inc.	38	4,155
Crocs, Inc. (a)	294	12,315
Deckers Outdoor Corp. (a)	58	9,794
Fossil Group, Inc. (a) (b)	26	205
G-III Apparel Group, Ltd. (a)	4	134
Hanesbrands, Inc.	128	1,901
Kontoor Brands, Inc. (a) (b)	4	168
NIKE, Inc. Class B	3,892	394,298
Oxford Industries, Inc. (b)	5	377
PVH Corp.	7	736
Skechers U.S.A., Inc. Class A (a)	426	18,399
Steven Madden, Ltd.	176	7,570
Tapestry, Inc.	35	944
Under Armour, Inc. Class A (a) (b)	60	1,296
Under Armour, Inc. Class C (a)	104	1,995
VF Corp.	735	73,250
Wolverine World Wide, Inc.	33	1,113
		529,337
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	20	606
Flagstar Bancorp, Inc.	126	4,819
HomeStreet, Inc. (a)	17	578
LendingTree, Inc. (a) (b)	35	10,620
Meta Financial Group, Inc.	115	4,199
New York Community Bancorp, Inc. (b)	1,853	22,273
NMI Holdings, Inc. Class A (a)	172	5,707
Northwest Bancshares, Inc.	126	2,095
Provident Financial Services, Inc.	42	1,035
TrustCo Bank Corp. NY	82	711
Walker & Dunlop, Inc.	107	6,921
Washington Federal, Inc.	281	10,299
		69,863
TOBACCO — 0.1%
Altria Group, Inc.	200	9,982
Philip Morris International, Inc.	833	70,880
Universal Corp.	21	1,198
		82,060
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	33	2,201
Fastenal Co.	1,915	70,759
GATX Corp. (b)	47	3,894
GMS, Inc. (a)	174	4,712
Kaman Corp.	32	2,110
MSC Industrial Direct Co., Inc. Class A	28	2,197
NOW, Inc. (a)	143	1,607
United Rentals, Inc. (a)	65	10,840
W.W. Grainger, Inc.	52	17,603

See accompanying notes to financial statements.
64

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Watsco, Inc.	80	$ 14,412
		130,335
WATER UTILITIES — 0.2%
American States Water Co.	145	12,563
American Water Works Co., Inc.	716	87,960
Aqua America, Inc.	856	40,181
California Water Service Group	179	9,229
		149,933
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	17	208
Telephone & Data Systems, Inc.	32	814
T-Mobile US, Inc. (a)	712	55,835
		56,857
TOTAL COMMON STOCKS (Cost $53,604,065)		61,927,722
RIGHTS — 0.0%
CHEMICALS — 0.0%
A Schulman, Inc. (CVR) (a)	36	19
TOTAL RIGHTS (Cost $15)		19
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	81,353	81,361
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	260,388	$ 260,388
TOTAL SHORT-TERM INVESTMENTS (Cost $341,748)		341,749
TOTAL INVESTMENTS — 100.4% (Cost $53,945,828)		62,269,490
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(242,318)
NET ASSETS — 100.0%		$ 62,027,172
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$61,927,722	$—	$—	$61,927,722
Rights	—	19	—	19
Short-Term Investments	341,749	—	—	341,749
TOTAL INVESTMENTS	$62,269,471	$19	$—	$62,269,490
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	35	$ 1,962	$ 5,462	$ —	$—	$2,068	120	$ 9,492	$ 77
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	954,477	873,121	4	1	81,353	81,361	433
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,303	39,303	162,762	202,065	—	—	—	—	198
State Street Navigator Securities Lending Portfolio II	—	—	558,065	297,677	—	—	260,388	260,388	110
State Street Navigator Securities Lending Portfolio III	35,537	35,537	323,638	359,175	—	—	—	—	84
Total		$76,802	$2,004,404	$1,732,038	$ 4	$2,069		$351,241	$902
See accompanying notes to financial statements.
65

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
Lockheed Martin Corp.	18,534	$ 7,216,769
Northrop Grumman Corp.	20,005	6,881,120
		14,097,889
BANKS — 1.8%
Commerce Bancshares, Inc. (a)	67,846	4,609,457
US Bancorp	208,772	12,378,092
		16,987,549
BEVERAGES — 2.3%
Coca-Cola Co.	200,021	11,071,162
PepsiCo, Inc.	76,409	10,442,818
		21,513,980
CAPITAL MARKETS — 4.3%
CME Group, Inc.	72,759	14,604,186
FactSet Research Systems, Inc. (a)	21,081	5,656,032
Intercontinental Exchange, Inc.	138,994	12,863,895
Nasdaq, Inc.	71,966	7,707,559
		40,831,672
CHEMICALS — 2.9%
Air Products & Chemicals, Inc.	42,858	10,071,202
Ecolab, Inc.	46,287	8,932,928
Linde PLC	41,009	8,730,816
		27,734,946
COMMERCIAL SERVICES & SUPPLIES — 4.4%
Cintas Corp.	28,545	7,680,888
IAA, Inc. (b)	79,029	3,719,105
KAR Auction Services, Inc. (a)	79,029	1,722,042
Republic Services, Inc.	197,415	17,694,306
Waste Management, Inc.	96,583	11,006,599
		41,822,940
COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.	85,864	4,118,038
CONTAINERS & PACKAGING — 1.5%
Amcor PLC	1	11
AptarGroup, Inc.	38,315	4,429,980
Ball Corp.	91,123	5,892,925
Sonoco Products Co.	59,953	3,700,299
		14,023,215
DIVERSIFIED CONSUMER SERVICES — 1.1%
Bright Horizons Family Solutions, Inc. (b)	35,610	5,351,827
Service Corp. International	107,947	4,968,800
		10,320,627
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc. Class B (b)	78,536	17,788,404
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
AT&T, Inc.	190,555	7,446,889
Security Description	Shares	Value
ELECTRIC UTILITIES — 2.4%
Duke Energy Corp.	83,205	$ 7,589,128
NextEra Energy, Inc.	39,710	9,616,174
OGE Energy Corp.	121,289	5,393,722
		22,599,024
ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co.	75,770	5,778,220
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
Amphenol Corp. Class A	90,025	9,743,406
CDW Corp.	46,397	6,627,347
		16,370,753
ENTERTAINMENT — 0.9%
Walt Disney Co.	56,812	8,216,720
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.8%
AvalonBay Communities, Inc. REIT	51,551	10,810,245
Camden Property Trust REIT	59,306	6,292,367
Crown Castle International Corp. REIT	95,618	13,592,099
Douglas Emmett, Inc. REIT	97,333	4,272,919
Equity Commonwealth REIT	73,363	2,408,507
Equity LifeStyle Properties, Inc. REIT	105,952	7,457,961
Essex Property Trust, Inc. REIT	36,597	11,010,573
PS Business Parks, Inc. REIT	12,118	1,997,895
Sun Communities, Inc. REIT	51,723	7,763,622
WP Carey, Inc. REIT	100,514	8,045,140
		73,651,328
FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	26,400	7,759,488
Sysco Corp.	126,845	10,850,321
		18,609,809
HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Danaher Corp.	51,946	7,972,672
Medtronic PLC	56,902	6,455,532
Stryker Corp.	31,762	6,668,114
		21,096,318
HOTELS, RESTAURANTS & LEISURE — 2.5%
McDonald's Corp.	49,708	9,822,798
Starbucks Corp.	87,834	7,722,365
Yum! Brands, Inc.	55,863	5,627,080
		23,172,243
HOUSEHOLD PRODUCTS — 1.9%
Colgate-Palmolive Co.	103,860	7,149,723
Procter & Gamble Co.	83,467	10,425,028
		17,574,751
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	30,131	5,315,711
Honeywell International, Inc.	51,790	9,166,830
Roper Technologies, Inc.	16,152	5,721,523
		20,204,064

See accompanying notes to financial statements.
66

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
INSURANCE — 22.0%
Aflac, Inc.	281,344	$ 14,883,098
Alleghany Corp. (b)	8,582	6,861,910
Allstate Corp.	121,169	13,625,454
American Financial Group, Inc.	44,577	4,887,868
American National Insurance Co.	12,224	1,438,520
Aon PLC	66,700	13,892,943
Arch Capital Group, Ltd. (b)	235,805	10,113,676
Arthur J Gallagher & Co.	110,016	10,476,824
Axis Capital Holdings, Ltd.	48,434	2,878,917
Brown & Brown, Inc.	143,184	5,652,904
Chubb, Ltd.	103,571	16,121,862
Cincinnati Financial Corp.	93,602	9,842,250
CNA Financial Corp.	166,212	7,447,960
Erie Indemnity Co. Class A (a)	15,369	2,551,254
Everest Re Group, Ltd.	24,833	6,874,768
Globe Life, Inc.	66,270	6,974,918
Hartford Financial Services Group, Inc.	215,833	13,116,171
Loews Corp.	166,020	8,714,390
Markel Corp. (b)	8,093	9,251,675
Marsh & McLennan Cos., Inc.	153,747	17,128,953
Reinsurance Group of America, Inc.	38,086	6,210,303
RenaissanceRe Holdings, Ltd.	25,167	4,933,235
Willis Towers Watson PLC	35,328	7,134,136
WR Berkley Corp.	90,127	6,227,776
		207,241,765
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (b)	3,843	5,147,276
IT SERVICES — 8.5%
Accenture PLC Class A	36,609	7,708,757
Amdocs, Ltd.	86,141	6,218,519
Automatic Data Processing, Inc.	36,382	6,203,131
Broadridge Financial Solutions, Inc.	49,635	6,131,908
Fidelity National Information Services, Inc.	63,745	8,866,292
Fiserv, Inc. (b)	99,874	11,548,431
GoDaddy, Inc. Class A (b)	62,768	4,263,202
InterXion Holding NV (b)	43,176	3,618,581
Jack Henry & Associates, Inc.	44,680	6,508,536
Paychex, Inc.	74,468	6,334,248
Visa, Inc. Class A	65,646	12,334,883
		79,736,488
MACHINERY — 1.9%
Graco, Inc.	101,034	5,253,768
Illinois Tool Works, Inc.	39,736	7,137,778
Toro Co.	63,457	5,055,619
		17,447,165
MEDIA — 1.6%
Cable One, Inc.	2,662	3,962,307
Comcast Corp. Class A	113,144	5,088,086
Omnicom Group, Inc.	79,430	6,435,418
		15,485,811
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.4%
AGNC Investment Corp. REIT	330,545	$ 5,844,036
Annaly Capital Management, Inc. REIT	858,952	8,091,328
Blackstone Mortgage Trust, Inc. Class A REIT (a)	71,045	2,644,295
Chimera Investment Corp. REIT (a)	112,438	2,311,725
Starwood Property Trust, Inc. REIT	165,162	4,105,927
		22,997,311
MULTI-UTILITIES — 2.8%
Dominion Energy, Inc.	109,316	9,053,551
DTE Energy Co.	60,487	7,855,447
Sempra Energy	60,183	9,116,521
		26,025,519
OIL, GAS & CONSUMABLE FUELS — 1.1%
Chevron Corp.	35,851	4,320,404
Exxon Mobil Corp.	79,599	5,554,418
		9,874,822
PHARMACEUTICALS — 3.1%
Eli Lilly & Co.	48,864	6,422,196
Johnson & Johnson	65,099	9,495,991
Merck & Co., Inc.	71,278	6,482,734
Pfizer, Inc.	168,030	6,583,415
		28,984,336
PROFESSIONAL SERVICES — 0.9%
Verisk Analytics, Inc.	56,442	8,429,048
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Texas Instruments, Inc.	49,743	6,381,530
SOFTWARE — 5.0%
ACI Worldwide, Inc. (b)	67,660	2,563,299
Adobe, Inc. (b)	17,769	5,860,394
Cadence Design Systems, Inc. (b)	72,598	5,035,397
Check Point Software Technologies, Ltd. (b)	44,066	4,889,563
Citrix Systems, Inc.	49,818	5,524,816
Intuit, Inc.	19,357	5,070,179
Microsoft Corp.	36,578	5,768,351
Oracle Corp.	115,185	6,102,501
Synopsys, Inc. (b)	46,408	6,459,994
		47,274,494
SPECIALTY RETAIL — 2.2%
Home Depot, Inc.	32,603	7,119,843
O'Reilly Automotive, Inc. (b)	12,976	5,686,862
TJX Cos., Inc.	123,583	7,545,978
		20,352,683
TOTAL COMMON STOCKS (Cost $868,184,894)		939,337,627

See accompanying notes to financial statements.
67

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	1,146,647	$ 1,146,762
State Street Navigator Securities Lending Portfolio II (e) (f)	3,040,969	3,040,969
TOTAL SHORT-TERM INVESTMENTS (Cost $4,187,711)		4,187,731
TOTAL INVESTMENTS — 100.1% (Cost $872,372,605)		943,525,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,004,998)
NET ASSETS — 100.0%		$ 942,520,360

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$939,337,627	$—	$—	$939,337,627
Short-Term Investments	4,187,731	—	—	4,187,731
TOTAL INVESTMENTS	$943,525,358	$—	$—	$943,525,358
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$15,619,279	$14,472,718	$181	$20	1,146,647	$1,146,762	$14,644
State Street Institutional U.S. Government Money Market Fund, Class G Shares	819,961	819,961	1,505,576	2,325,537	—	—	—	—	4,709
State Street Navigator Securities Lending Portfolio II	—	—	12,909,597	9,868,628	—	—	3,040,969	3,040,969	2,221
State Street Navigator Securities Lending Portfolio III	—	—	16,284,967	16,284,967	—	—	—	—	2,638
Total		$819,961	$46,319,419	$42,951,850	$181	$20		$4,187,731	$24,212
See accompanying notes to financial statements.
68

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.4%
Cubic Corp.	9,896	$ 629,088
National Presto Industries, Inc. (a)	7,907	698,900
		1,327,988
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	9,453	661,237
AUTO COMPONENTS — 0.6%
Cooper Tire & Rubber Co.	15,445	444,044
Dorman Products, Inc. (b)	6,735	509,974
Standard Motor Products, Inc.	10,736	571,370
Visteon Corp. (a) (b)	6,870	594,873
		2,120,261
BANKS — 15.9%
American National Bankshares, Inc.	25,796	1,020,748
Ames National Corp.	27,217	763,709
Arrow Financial Corp.	37,532	1,418,710
BancFirst Corp.	20,082	1,253,920
Bank of Hawaii Corp.	17,001	1,617,815
Bank of Marin Bancorp	28,318	1,275,726
BankFinancial Corp.	48,648	636,316
Bankwell Financial Group, Inc.	20,325	586,173
Banner Corp.	19,757	1,118,049
Baycom Corp. (a) (b)	31,637	719,425
BCB Bancorp, Inc.	42,886	591,398
Brookline Bancorp, Inc.	83,763	1,378,739
Bryn Mawr Bank Corp.	29,228	1,205,363
Central Pacific Financial Corp.	37,832	1,119,071
City Holding Co.	13,997	1,147,054
Community Bank System, Inc.	16,501	1,170,581
Community Trust Bancorp, Inc.	28,188	1,314,688
Farmers National Banc Corp.	71,716	1,170,405
Financial Institutions, Inc.	35,369	1,135,345
First Bancshares, Inc.	37,038	1,315,590
First Bank	53,818	594,689
First Busey Corp.	42,155	1,159,262
First Financial Corp.	23,350	1,067,562
First Mid-Illinois Bancshares, Inc.	35,476	1,250,529
Fulton Financial Corp.	69,023	1,203,071
Guaranty Bancshares, Inc.	25,854	850,080
HomeTrust Bancshares, Inc.	51,333	1,377,264
Independent Bank Corp.	68,542	1,552,476
Investar Holding Corp.	31,059	745,416
Investors Bancorp, Inc.	127,000	1,513,205
LCNB Corp.	39,063	753,916
Macatawa Bank Corp.	85,565	952,338
NBT Bancorp, Inc.	27,632	1,120,754
Nicolet Bankshares, Inc. (b)	21,678	1,600,920
Park National Corp.	11,237	1,150,444
Parke Bancorp, Inc.	27,637	701,703
QCR Holdings, Inc.	35,686	1,565,188
Republic Bancorp, Inc. Class A	27,750	1,298,700
Sandy Spring Bancorp, Inc.	34,949	1,323,868
SB One Bancorp	25,976	647,322
Security Description	Shares	Value
Seacoast Banking Corp. of Florida (b)	36,479	$ 1,115,163
Select Bancorp, Inc. (b)	52,715	648,395
Shore Bancshares, Inc.	39,294	682,144
Southern National Bancorp of Virginia, Inc.	63,027	1,030,491
TriCo Bancshares	26,149	1,067,141
Valley National Bancorp	257,092	2,943,703
		51,874,569
BIOTECHNOLOGY — 0.8%
Anika Therapeutics, Inc. (b)	11,094	575,224
BioSpecifics Technologies Corp. (b)	3,736	212,728
China Biologic Products Holdings, Inc. (a) (b)	3,058	355,890
Cyclerion Therapeutics, Inc. (a) (b)	1,545	4,202
Emergent BioSolutions, Inc. (b)	5,839	315,014
Ironwood Pharmaceuticals, Inc. (a) (b)	16,542	220,174
Ligand Pharmaceuticals, Inc. (a) (b)	1,784	186,053
Myriad Genetics, Inc. (b)	6,368	173,401
PDL BioPharma, Inc. (b)	70,621	229,165
Sinovac Biotech, Ltd. (b)	30,008	194,152
		2,466,003
BUILDING PRODUCTS — 0.7%
AAON, Inc. (a)	14,097	696,533
CSW Industrials, Inc.	10,608	816,816
Simpson Manufacturing Co., Inc.	8,997	721,829
		2,235,178
CHEMICALS — 1.9%
Balchem Corp.	6,167	626,752
Cabot Corp.	13,689	650,501
Chase Corp.	5,598	663,251
HB Fuller Co. (a)	15,361	792,167
Innospec, Inc.	5,645	583,919
Orion Engineered Carbons SA	27,965	539,724
Quaker Chemical Corp. (a)	2,967	488,131
Sensient Technologies Corp.	15,906	1,051,228
Stepan Co.	5,358	548,873
Trecora Resources (b)	35,271	252,188
		6,196,734
COMMERCIAL SERVICES & SUPPLIES — 3.6%
ABM Industries, Inc.	34,268	1,292,246
Brady Corp. Class A	13,463	770,891
Covanta Holding Corp.	30,422	451,462
Deluxe Corp.	15,539	775,707
Ennis, Inc.	34,848	754,459
Healthcare Services Group, Inc. (a)	22,786	554,156
Herman Miller, Inc.	14,386	599,177
Knoll, Inc.	21,504	543,191
Matthews International Corp. Class A	17,190	656,142
McGrath RentCorp	9,575	732,871
SP Plus Corp. (b)	16,690	708,157
Tetra Tech, Inc.	12,611	1,086,564
UniFirst Corp.	7,403	1,495,258
US Ecology, Inc.	9,904	573,541

See accompanying notes to financial statements.
69

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Viad Corp.	13,677	$ 923,197
		11,917,019
COMMUNICATIONS EQUIPMENT — 1.2%
ADTRAN, Inc.	27,983	276,752
EchoStar Corp. Class A (b)	17,437	755,197
Gilat Satellite Networks, Ltd.	47,054	369,374
InterDigital, Inc.	6,899	375,927
Ituran Location & Control, Ltd.	24,732	621,515
NetScout Systems, Inc. (b)	15,675	377,297
Radware, Ltd. (b)	24,639	635,193
Viavi Solutions, Inc. (b)	33,466	501,990
		3,913,245
CONSTRUCTION & ENGINEERING — 0.3%
Valmont Industries, Inc.	5,736	859,138
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,964	631,356
CONTAINERS & PACKAGING — 0.8%
Silgan Holdings, Inc.	45,922	1,427,256
UFP Technologies, Inc. (b)	20,949	1,039,280
		2,466,536
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	17,299	457,559
DIVERSIFIED CONSUMER SERVICES — 0.6%
Carriage Services, Inc.	27,407	701,619
Graham Holdings Co. Class B	1,860	1,188,522
		1,890,141
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Compass Diversified Holdings	73,832	1,835,464
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
ATN International, Inc.	8,221	455,361
Cogent Communications Holdings, Inc.	15,234	1,002,550
Consolidated Communications Holdings, Inc. (a)	33,314	129,258
ORBCOMM, Inc. (b)	70,630	297,352
		1,884,521
ELECTRIC UTILITIES — 1.3%
El Paso Electric Co.	22,211	1,507,905
MGE Energy, Inc.	17,730	1,397,478
Otter Tail Corp.	23,621	1,211,521
		4,116,904
ELECTRICAL EQUIPMENT — 1.0%
AZZ, Inc.	11,962	549,654
EnerSys	8,414	629,620
Generac Holdings, Inc. (b)	9,706	976,326
Regal Beloit Corp.	7,328	627,350
Thermon Group Holdings, Inc. (b)	22,679	607,797
		3,390,747
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Badger Meter, Inc.	13,264	$ 861,232
Benchmark Electronics, Inc.	26,135	897,999
CTS Corp.	17,175	515,422
ePlus, Inc. (b)	5,105	430,300
Plexus Corp. (b)	13,499	1,038,613
ScanSource, Inc. (b)	15,631	577,565
Vishay Intertechnology, Inc.	26,768	569,891
		4,891,022
ENERGY EQUIPMENT & SERVICES — 0.4%
Core Laboratories NV (a)	4,252	160,173
Dril-Quip, Inc. (a) (b)	7,144	335,125
Exterran Corp. (b)	13,764	107,772
Natural Gas Services Group, Inc. (b)	16,990	208,297
Newpark Resources, Inc. (b)	26,997	169,271
Oceaneering International, Inc. (b)	16,761	249,907
Patterson-UTI Energy, Inc.	15,993	167,927
		1,398,472
ENTERTAINMENT — 0.4%
Manchester United PLC Class A	30,318	604,238
Marcus Corp.	16,344	519,249
Reading International, Inc. Class A (a) (b)	28,339	317,113
		1,440,600
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.0%
Acadia Realty Trust REIT	37,373	969,082
Agree Realty Corp. REIT	20,856	1,463,466
American Assets Trust, Inc. REIT	28,808	1,322,287
Armada Hoffler Properties, Inc. REIT	104,463	1,916,896
Brandywine Realty Trust REIT	68,660	1,081,395
City Office REIT, Inc.	118,068	1,596,279
Columbia Property Trust, Inc. REIT	64,278	1,344,053
Corporate Office Properties Trust REIT	38,443	1,129,455
Easterly Government Properties, Inc. REIT	88,861	2,108,672
Empire State Realty OP L.P.	84,918	1,182,059
Empire State Realty Trust, Inc. Class A REIT	89,157	1,244,632
Getty Realty Corp. REIT	53,272	1,751,051
Gladstone Commercial Corp. REIT	60,525	1,323,076
Independence Realty Trust, Inc. REIT	120,844	1,701,484
iStar, Inc. REIT	136,210	1,976,407
LTC Properties, Inc. REIT	26,005	1,164,244
Monmouth Real Estate Investment Corp. REIT	93,042	1,347,248
National Health Investors, Inc. REIT	16,924	1,378,968
One Liberty Properties, Inc. REIT	44,129	1,199,867
Paramount Group, Inc. REIT	93,176	1,297,010
Physicians Realty Trust REIT	58,555	1,109,032
Piedmont Office Realty Trust, Inc. Class A REIT	78,723	1,750,799

See accompanying notes to financial statements.
70

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Retail Opportunity Investments Corp. REIT	75,443	$ 1,332,323
Retail Properties of America, Inc. Class A REIT	101,611	1,361,587
Rexford Industrial Realty, Inc. REIT	37,538	1,714,360
RPT Realty REIT	94,703	1,424,333
Terreno Realty Corp. REIT	31,797	1,721,490
UMH Properties, Inc. REIT	76,896	1,209,574
Urstadt Biddle Properties, Inc. Class A REIT	50,047	1,243,167
Washington Real Estate Investment Trust	40,610	1,185,000
		42,549,296
FOOD & STAPLES RETAILING — 0.7%
Andersons, Inc.	12,107	306,065
PriceSmart, Inc.	10,767	764,672
Village Super Market, Inc. Class A	19,537	453,259
Weis Markets, Inc.	17,159	694,768
		2,218,764
FOOD PRODUCTS — 1.7%
Adecoagro SA (b)	66,130	553,508
Cal-Maine Foods, Inc.	10,217	436,777
Farmer Brothers Co. (b)	23,783	358,172
Fresh Del Monte Produce, Inc.	23,041	805,974
Hostess Brands, Inc. (b)	39,002	567,089
J&J Snack Foods Corp.	8,891	1,638,344
Landec Corp. (b)	51,035	577,206
Sanderson Farms, Inc.	3,794	668,579
		5,605,649
GAS UTILITIES — 0.4%
Northwest Natural Holding Co.	16,949	1,249,650
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
AngioDynamics, Inc. (b)	26,875	430,269
AtriCure, Inc. (b)	11,226	364,957
Avanos Medical, Inc. (b)	7,630	257,131
Cantel Medical Corp. (a)	7,566	536,429
CONMED Corp.	7,546	843,869
CryoLife, Inc. (b)	16,052	434,849
Cutera, Inc. (b)	12,652	453,068
Globus Medical, Inc. Class A (b)	11,013	648,446
Heska Corp. (a) (b)	2,832	271,702
LeMaitre Vascular, Inc. (a)	9,716	349,290
Meridian Bioscience, Inc.	32,786	320,319
Merit Medical Systems, Inc. (b)	5,068	158,223
Natus Medical, Inc. (b)	13,753	453,712
Neogen Corp. (b)	6,366	415,445
NuVasive, Inc. (b)	6,918	535,038
Orthofix Medical, Inc. (b)	7,823	361,266
Oxford Immunotec Global PLC (b)	15,039	249,647
Quidel Corp. (b)	3,915	293,743
RTI Surgical Holdings, Inc. (b)	43,749	119,872
Surmodics, Inc. (b)	4,806	199,113
		7,696,388
Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.5%
Acadia Healthcare Co., Inc. (a) (b)	8,259	$ 274,364
Addus HomeCare Corp. (b)	3,725	362,145
Brookdale Senior Living, Inc. (b)	39,338	285,987
CorVel Corp. (b)	7,968	696,084
Ensign Group, Inc.	6,977	316,547
LHC Group, Inc. (b)	3,058	421,270
Magellan Health, Inc. (b)	5,240	410,030
MEDNAX, Inc. (b)	19,613	545,045
National HealthCare Corp.	20,081	1,735,601
Owens & Minor, Inc.	62,306	322,122
Patterson Cos., Inc. (a)	23,808	487,588
Premier, Inc. Class A (b)	29,621	1,122,043
Select Medical Holdings Corp. (b)	24,970	582,800
The Pennant Group, Inc. (b)	3,491	115,447
US Physical Therapy, Inc.	5,010	572,894
		8,249,967
HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (b)	41,589	408,196
HealthStream, Inc. (b)	15,532	422,470
Omnicell, Inc. (b)	5,208	425,598
		1,256,264
HOTELS, RESTAURANTS & LEISURE — 2.9%
Bloomin' Brands, Inc.	24,414	538,817
Brinker International, Inc. (a)	12,190	511,980
Century Casinos, Inc. (b)	52,277	414,034
Cheesecake Factory, Inc. (a)	22,445	872,213
Churchill Downs, Inc.	9,264	1,271,021
Denny's Corp. (b)	36,636	728,324
Hyatt Hotels Corp. Class A	11,737	1,052,926
Jack in the Box, Inc. (a)	6,733	525,376
Lindblad Expeditions Holdings, Inc. (b)	60,409	987,687
Monarch Casino & Resort, Inc. (b)	10,074	489,093
Playa Hotels & Resorts NV (b)	162,386	1,364,042
Potbelly Corp. (b)	49,483	208,818
Ruth's Hospitality Group, Inc.	26,533	577,491
		9,541,822
HOUSEHOLD DURABLES — 1.4%
Ethan Allen Interiors, Inc.	23,036	439,066
Helen of Troy, Ltd. (b)	5,039	905,962
M/I Homes, Inc. (b)	16,405	645,537
MDC Holdings, Inc.	21,186	808,458
Meritage Homes Corp. (b)	11,366	694,576
Taylor Morrison Home Corp. Class A (b)	24,382	532,991
TRI Pointe Group, Inc. (b)	32,745	510,167
Tupperware Brands Corp.	17,061	146,383
		4,683,140
HOUSEHOLD PRODUCTS — 0.4%
WD-40 Co. (a)	6,730	1,306,562

See accompanying notes to financial statements.
71

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
INSURANCE — 4.4%
AMERISAFE, Inc.	17,205	$ 1,136,046
Argo Group International Holdings, Ltd.	21,887	1,439,071
Donegal Group, Inc. Class A	48,560	719,659
Enstar Group, Ltd. (b)	7,777	1,608,750
Horace Mann Educators Corp.	32,488	1,418,426
Protective Insurance Corp. Class B	37,276	599,771
RLI Corp.	14,600	1,314,292
Safety Insurance Group, Inc.	16,728	1,547,842
Third Point Reinsurance, Ltd. (b)	107,156	1,127,281
White Mountains Insurance Group, Ltd.	3,118	3,478,160
		14,389,298
IT SERVICES — 2.3%
Cass Information Systems, Inc.	10,480	605,115
CoreLogic, Inc. (b)	21,150	924,467
CSG Systems International, Inc.	14,319	741,438
EVERTEC, Inc.	19,256	655,474
ExlService Holdings, Inc. (b)	11,026	765,866
ManTech International Corp. Class A	13,888	1,109,373
NIC, Inc.	30,288	676,937
Perficient, Inc. (b)	19,506	898,641
Sykes Enterprises, Inc. (b)	32,194	1,190,856
		7,568,167
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co.	28,315	600,278
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Luminex Corp.	19,376	448,748
Repligen Corp. (b)	3,562	329,485
		778,233
MACHINERY — 3.1%
Alamo Group, Inc.	5,122	643,067
Albany International Corp. Class A	7,507	569,931
Barnes Group, Inc.	10,571	654,979
Douglas Dynamics, Inc.	13,194	725,670
ESCO Technologies, Inc.	11,401	1,054,593
Franklin Electric Co., Inc.	10,625	609,025
Hillenbrand, Inc.	18,597	619,466
Kadant, Inc.	6,014	633,515
Lindsay Corp. (a)	9,899	950,205
Mueller Water Products, Inc. Class A	51,420	616,012
RBC Bearings, Inc. (b)	4,460	706,196
Rexnord Corp. (b)	19,903	649,236
Tennant Co.	8,312	647,671
Watts Water Technologies, Inc. Class A	10,186	1,016,155
		10,095,721
MEDIA — 1.4%
AMC Networks, Inc. Class A (b)	11,425	451,287
DISH Network Corp. Class A (b)	4,259	151,067
Gannett Co., Inc. (a)	42,574	271,622
John Wiley & Sons, Inc. Class A	20,779	1,008,197
Security Description	Shares	Value
Loral Space & Communications, Inc. (b)	21,438	$ 692,876
Meredith Corp. (a)	8,762	284,502
MSG Networks, Inc. Class A (a) (b)	20,844	362,686
Scholastic Corp.	22,767	875,391
TEGNA, Inc.	31,343	523,115
		4,620,743
METALS & MINING — 0.6%
Compass Minerals International, Inc. (a)	10,390	633,375
Kaiser Aluminum Corp.	7,333	813,156
Worthington Industries, Inc.	12,668	534,336
		1,980,867
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 8.6%
AG Mortgage Investment Trust, Inc. REIT	75,733	1,167,803
Anworth Mortgage Asset Corp. REIT	311,685	1,097,131
Apollo Commercial Real Estate Finance, Inc. REIT	192,905	3,528,233
Arbor Realty Trust, Inc. REIT (a)	86,907	1,247,115
Ares Commercial Real Estate Corp. REIT (a)	82,550	1,307,592
ARMOUR Residential REIT, Inc. (a)	77,632	1,387,284
Capstead Mortgage Corp. REIT	176,657	1,399,123
Cherry Hill Mortgage Investment Corp. REIT (a)	49,913	728,231
Dynex Capital, Inc. REIT	74,617	1,264,012
Ellington Financial, Inc.	91,274	1,673,052
Great Ajax Corp. REIT (a)	51,082	756,524
Invesco Mortgage Capital, Inc. REIT	93,864	1,562,836
Ladder Capital Corp. REIT	64,916	1,171,085
MFA Financial, Inc. REIT	348,048	2,662,567
PennyMac Mortgage Investment Trust REIT	57,525	1,282,232
Ready Capital Corp. REIT	80,641	1,243,484
Redwood Trust, Inc. REIT	75,274	1,245,032
Two Harbors Investment Corp. REIT	145,904	2,133,117
Western Asset Mortgage Capital Corp. REIT (a)	109,276	1,128,821
		27,985,274
MULTI-UTILITIES — 0.5%
Unitil Corp.	26,064	1,611,276
OIL, GAS & CONSUMABLE FUELS — 1.6%
Antero Resources Corp. (a) (b)	36,096	102,874
Centennial Resource Development, Inc. Class A (b)	22,324	103,137
Delek US Holdings, Inc.	5,822	195,212
Evolution Petroleum Corp.	42,069	230,117
Green Plains, Inc. (a)	15,817	244,056
Gulfport Energy Corp. (b)	33,089	100,591
Matador Resources Co. (a) (b)	10,949	196,754
NextDecade Corp. (b)	75,327	462,508
Panhandle Oil and Gas, Inc. Class A	14,345	160,807
Par Pacific Holdings, Inc. (b)	24,060	559,154

See accompanying notes to financial statements.
72

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PDC Energy, Inc. (b)	4,914	$ 128,599
Permian Basin Royalty Trust (a)	51,335	198,153
Range Resources Corp. (a)	18,125	87,906
REX American Resources Corp. (b)	3,738	306,366
Sabine Royalty Trust (a)	11,298	455,309
SFL Corp., Ltd.	54,898	798,217
SilverBow Resources, Inc. (b)	15,112	149,609
Teekay Tankers, Ltd. Class A (b)	31,881	764,188
		5,243,557
PAPER & FOREST PRODUCTS — 0.3%
Neenah, Inc.	12,153	855,936
PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	17,148	530,902
Inter Parfums, Inc.	5,909	429,643
		960,545
PHARMACEUTICALS — 0.3%
Amneal Pharmaceuticals, Inc. (a) (b)	14,627	70,502
Amphastar Pharmaceuticals, Inc. (b)	11,302	218,016
Prestige Consumer Healthcare, Inc. (a) (b)	16,562	670,761
		959,279
PROFESSIONAL SERVICES — 1.5%
CBIZ, Inc. (b)	41,890	1,129,354
Exponent, Inc.	16,120	1,112,441
Forrester Research, Inc.	16,624	693,221
ICF International, Inc.	7,562	692,831
Kelly Services, Inc. Class A	27,405	618,805
Resources Connection, Inc.	30,295	494,717
		4,741,369
ROAD & RAIL — 0.5%
Heartland Express, Inc.	41,410	871,681
Werner Enterprises, Inc.	19,521	710,369
		1,582,050
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Energy Industries, Inc. (b)	7,888	561,626
Cabot Microelectronics Corp.	5,308	766,051
Cirrus Logic, Inc. (b)	9,838	810,750
Diodes, Inc. (b)	12,915	728,018
DSP Group, Inc. (b)	48,645	765,672
Kulicke & Soffa Industries, Inc.	19,270	524,144
Nova Measuring Instruments, Ltd. (b)	19,112	723,007
Photronics, Inc. (b)	46,592	734,290
Power Integrations, Inc.	6,646	657,356
Rambus, Inc. (b)	37,432	515,626
Silicon Laboratories, Inc. (b)	5,573	646,356
		7,432,896
SOFTWARE — 2.0%
Agilysys, Inc. (b)	22,562	573,300
Allot, Ltd. (b)	54,798	465,783
American Software, Inc. Class A	44,337	659,735
Bottomline Technologies DE, Inc. (b)	10,903	584,401
Security Description	Shares	Value
Cision, Ltd. (b)	53,600	$ 534,392
CommVault Systems, Inc. (b)	6,399	285,651
Manhattan Associates, Inc. (b)	7,268	579,623
MicroStrategy, Inc. Class A (b)	3,289	469,110
Model N, Inc. (b)	24,623	863,529
Progress Software Corp.	18,387	763,980
Verint Systems, Inc. (b)	12,736	705,065
		6,484,569
SPECIALTY RETAIL — 1.9%
Asbury Automotive Group, Inc. (b)	7,030	785,884
AutoNation, Inc. (b)	13,519	657,429
Bed Bath & Beyond, Inc.	30,683	530,816
Dick's Sporting Goods, Inc. (a)	12,269	607,193
GameStop Corp. Class A (a)	37,853	230,146
Haverty Furniture Cos., Inc.	19,577	394,672
Monro, Inc. (a)	7,888	616,842
Murphy USA, Inc. (b)	7,108	831,636
Sally Beauty Holdings, Inc. (a) (b)	30,573	557,957
Sonic Automotive, Inc. Class A	34,109	1,057,379
		6,269,954
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Culp, Inc.	28,454	387,543
Steven Madden, Ltd.	26,888	1,156,453
Unifi, Inc. (b)	21,322	538,594
Wolverine World Wide, Inc.	15,327	517,133
		2,599,723
THRIFTS & MORTGAGE FINANCE — 5.6%
Capitol Federal Financial, Inc.	147,875	2,030,324
FS Bancorp, Inc.	11,366	725,037
Kearny Financial Corp.	110,004	1,521,355
Meridian Bancorp, Inc.	118,225	2,375,140
Northfield Bancorp, Inc.	114,350	1,939,376
Northwest Bancshares, Inc.	98,508	1,638,188
Provident Financial Services, Inc.	49,723	1,225,672
Southern Missouri Bancorp, Inc.	26,276	1,007,947
Territorial Bancorp, Inc.	26,616	823,499
United Community Financial Corp.	118,189	1,378,084
Washington Federal, Inc.	37,824	1,386,250
Waterstone Financial, Inc.	77,972	1,483,807
Western New England Bancorp, Inc.	81,139	781,369
		18,316,048
TOBACCO — 0.5%
Standard Diversified, Inc. (b)	17,680	259,012
Universal Corp.	7,019	400,504
Vector Group, Ltd. (a)	83,727	1,121,105
		1,780,621
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Applied Industrial Technologies, Inc.	11,507	767,402
GATX Corp. (a)	8,259	684,258
Kaman Corp.	20,269	1,336,132
MRC Global, Inc. (b)	11,704	159,643

See accompanying notes to financial statements.
73

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
NOW, Inc. (b)	18,675	$ 209,907
Rush Enterprises, Inc. Class A	12,557	583,901
		3,741,243
WATER UTILITIES — 0.4%
American States Water Co.	16,120	1,396,637
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Spok Holdings, Inc.	42,666	521,805
Telephone & Data Systems, Inc.	17,695	449,984
		971,789
TOTAL COMMON STOCKS (Cost $299,771,998)		325,298,269
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	579,781	579,839
State Street Navigator Securities Lending Portfolio II (e) (f)	4,254,631	4,254,631
TOTAL SHORT-TERM INVESTMENTS (Cost $4,834,470)		4,834,470
TOTAL INVESTMENTS — 101.1% (Cost $304,606,468)		330,132,739
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.1)%		(3,471,819)
NET ASSETS — 100.0%		$ 326,660,920

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$325,104,117	$194,152	$—	$325,298,269
Short-Term Investments	4,834,470	—	—	4,834,470
TOTAL INVESTMENTS	$329,938,587	$194,152	$—	$330,132,739
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 9,957,583	$ 9,377,778	$34	$—	579,781	$ 579,839	$ 2,826
State Street Institutional U.S. Government Money Market Fund, Class G Shares	440,161	440,161	896,980	1,337,141	—	—	—	—	1,131
State Street Navigator Securities Lending Portfolio II	—	—	13,162,038	8,907,407	—	—	4,254,631	4,254,631	7,910
State Street Navigator Securities Lending Portfolio III	1,651,979	1,651,979	8,273,991	9,925,970	—	—	—	—	7,732
Total		$2,092,140	$32,290,592	$29,548,296	$34	$—		$4,834,470	$19,599
See accompanying notes to financial statements.
74

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75

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
ASSETS
Investments in unaffiliated issuers, at value*	$459,133,207	$356,927,715	$594,913,582
Investments in affiliated issuers, at value	5,870,965	3,965,691	3,838,195
Total Investments	465,004,172	360,893,406	598,751,777
Cash	—	328,759	254,806
Receivable for investments sold	—	—	—
Receivable for fund shares sold	—	—	—
Dividends receivable — unaffiliated issuers	1,364,105	545,906	1,104,118
Dividends receivable — affiliated issuers	12,264	3,501	1,023
Securities lending income receivable — unaffiliated issuers	557	698	934
Securities lending income receivable — affiliated issuers	2,756	2,237	1,589
TOTAL ASSETS	466,383,854	361,774,507	600,114,247
LIABILITIES
Payable upon return of securities loaned	3,703,705	3,599,933	3,573,463
Payable for investments purchased	—	13,826	—
Payable for fund shares repurchased	—	—	—
Advisory fee payable	77,280	69,284	99,993
Trustees’ fees and expenses payable	868	1,402	791
Accrued expenses and other liabilities	523	1,897	2,144
TOTAL LIABILITIES	3,782,376	3,686,342	3,676,391
NET ASSETS	$462,601,478	$358,088,165	$596,437,856
NET ASSETS CONSIST OF:
Paid-in Capital	$440,850,315	$381,839,008	$511,700,685
Total distributable earnings (loss)	21,751,163	(23,750,843)	84,737,171
NET ASSETS	$462,601,478	$358,088,165	$596,437,856
NET ASSET VALUE PER SHARE
Net asset value per share	$ 76.21	$ 78.19	$ 86.32
Shares outstanding (unlimited amount authorized, $0.01 par value)	6,070,000	4,580,000	6,910,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$413,813,164	$319,144,220	$494,863,566
Investments in affiliated issuers	5,391,176	3,967,130	3,838,192
Total cost of investments	$419,204,340	$323,111,350	$498,701,758
* Includes investments in securities on loan, at value	$ 8,087,534	$ 8,632,348	$ 13,620,692
See accompanying notes to financial statements.
76

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

$22,068,215	$22,569,770	$61,918,249	$939,337,627	$325,298,269
220,152	178,562	351,241	4,187,731	4,834,470
22,288,367	22,748,332	62,269,490	943,525,358	330,132,739
—	7,618	—	—	93,463
—	—	23,744	—	—
—	—	3,062	—	—
25,284	26,017	62,114	2,124,752	980,942
55	356	169	3,769	853
73	59	36	1,192	2,849
56	166	81	1,053	4,110
22,313,835	22,782,548	62,358,696	945,656,124	331,214,956

192,851	108,799	260,388	3,040,969	4,254,631
—	9,931	65,237	1	173,132
—	—	—	1,192	—
6,489	2,278	5,881	93,465	32,446
53	61	18	137	395
—	1	—	—	93,432
199,393	121,070	331,524	3,135,764	4,554,036
$22,114,442	$22,661,478	$62,027,172	$942,520,360	$326,660,920

$21,748,938	$22,190,926	$57,907,819	$875,171,277	$314,099,690
365,504	470,552	4,119,353	67,349,083	12,561,230
$22,114,442	$22,661,478	$62,027,172	$942,520,360	$326,660,920

$ 73.71	$ 113.31	$ 137.84	$ 114.24	$ 100.20
300,000	200,000	450,000	8,250,000	3,260,000

$20,195,826	$21,583,430	$53,596,076	$868,184,894	$299,771,998
220,152	179,743	349,752	4,187,711	4,834,470
$20,415,978	$21,763,173	$53,945,828	$872,372,605	$304,606,468
$ 717,045	$ 419,566	$ 508,031	$ 14,537,935	$ 12,684,501
77

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR Russell 1000 Yield Focus ETF	SPDR Russell 1000 Momentum Focus ETF	SPDR Russell 1000 Low Volatility Focus ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ 4,842	$ 4,562
Dividend income — unaffiliated issuers	8,079,802	4,133,319	6,570,900
Dividend income — affiliated issuers	26,681	7,634	4,501
Unaffiliated securities lending income	3,408	5,173	4,981
Affiliated securities lending income	8,336	6,375	3,860
Foreign taxes withheld	(620)	(625)	(684)
TOTAL INVESTMENT INCOME (LOSS)	8,117,607	4,156,718	6,588,120
EXPENSES
Advisory fee	433,688	432,302	562,400
Trustees’ fees and expenses	3,268	3,571	3,853
Miscellaneous expenses	—	—	—
TOTAL EXPENSES	436,956	435,873	566,253
NET INVESTMENT INCOME (LOSS)	$ 7,680,651	$ 3,720,845	$ 6,021,867
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(705,205)	(4,721,535)	(113,426)
Investments — affiliated issuers	114	48	(69)
In-kind redemptions — unaffiliated issuers	1,781,441	39,644,250	3,706,719
In-kind redemptions — affiliated issuers	7,400	6,168	—
Net realized gain (loss)	1,083,750	34,928,931	3,593,224
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	32,674,859	(4,499,707)	40,690,129
Investments — affiliated issuers	480,001	14,641	3
Net change in unrealized appreciation/depreciation	33,154,860	(4,485,066)	40,690,132
NET REALIZED AND UNREALIZED GAIN (LOSS)	34,238,610	30,443,865	44,283,356
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$41,919,261	$34,164,710	$50,305,223
See accompanying notes to financial statements.
78

SPDR S&P 500 Buyback ETF	SPDR S&P 1500 Value Tilt ETF	SPDR S&P 1500 Momentum Tilt ETF	SPDR SSGA US Large Cap Low Volatility Index ETF	SPDR SSGA US Small Cap Low Volatility Index ETF

371	$ —	$ —	$ —	$ 4,157
219,821	246,585	498,242	9,222,207	4,075,041
371	853	708	19,353	3,957
539	323	333	5,057	13,475
256	646	194	4,859	15,642
—	(4)	(7)	—	(4,798)
221,358	248,403	499,470	9,251,476	4,107,474

36,576	11,920	32,666	503,063	164,253
174	172	338	4,353	1,734
18	19	31	176	158
36,768	12,111	33,035	507,592	166,145
$ 184,590	$ 236,292	$ 466,435	$ 8,743,884	$ 3,941,329

(480,012)	(43,219)	(861,563)	3,111	126,695
(1)	1	4	181	34
737,672	—	916,646	18,550,121	824,040
—	—	—	—	—
257,659	(43,218)	55,087	18,553,413	950,769

1,806,511	1,788,682	4,172,122	29,202,277	19,703,541
—	12,918	2,069	20	—
1,806,511	1,801,600	4,174,191	29,202,297	19,703,541
2,064,170	1,758,382	4,229,278	47,755,710	20,654,310
$2,248,760	$1,994,674	$4,695,713	$56,499,594	$24,595,639
79

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Russell 1000 Yield Focus ETF		SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,680,651	$ 13,258,732	$ 3,720,845	$ 7,448,458
Net realized gain (loss)	1,083,750	25,586,585	34,928,931	7,007,988
Net change in unrealized appreciation/depreciation	33,154,860	(21,183,067)	(4,485,066)	(6,104,353)
Net increase (decrease) in net assets resulting from operations	41,919,261	17,662,250	34,164,710	8,352,093
Net equalization credits and charges	74,012	(131,296)	(406,752)	(122,214)
Distributions to shareholders	(8,157,027)	(13,861,913)	(3,557,492)	(7,805,210)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	11,863,609	187,030,800	71,688,983	115,679,597
Cost of shares redeemed	(9,574,419)	(169,260,215)	(180,014,415)	(281,990,931)
Net income equalization	(74,012)	131,296	406,752	122,214
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	2,215,178	17,901,881	(107,918,680)	(166,189,120)
Net increase (decrease) in net assets during the period	36,051,424	21,570,922	(77,718,214)	(165,764,451)
Net assets at beginning of period	426,550,054	404,979,132	435,806,379	601,570,830
NET ASSETS AT END OF PERIOD	$462,601,478	$ 426,550,054	$ 358,088,165	$ 435,806,379
SHARES OF BENEFICIAL INTEREST:
Shares sold	160,000	2,700,000	920,000	1,660,000
Shares redeemed	(130,000)	(2,410,000)	(2,310,000)	(3,940,000)
Net increase (decrease) from share transactions	30,000	290,000	(1,390,000)	(2,280,000)
See accompanying notes to financial statements.
80

SPDR Russell 1000 Low Volatility Focus ETF		SPDR S&P 500 Buyback ETF		SPDR S&P 1500 Value Tilt ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 6,021,867	$ 9,124,611	$ 184,590	$ 328,893	$ 236,292	$ 541,596
3,593,224	42,445,745	257,659	423,760	(43,218)	601,782
40,690,132	7,640,277	1,806,511	(217,103)	1,801,600	(417,390)
50,305,223	59,210,633	2,248,760	535,550	1,994,674	725,988
46,562	(60,844)	(1,394)	(748)	6,172	(11,824)
(7,346,026)	(9,571,909)	(183,756)	(353,529)	(245,608)	(558,185)

44,623,573	175,844,482	5,050,338	29,778,242	2,206,147	15,821,797
(16,252,122)	(156,073,729)	(5,163,597)	(25,480,319)	—	(12,514,688)
(46,562)	60,844	1,394	748	(6,172)	11,824
—	—	—	9,427	—	—
28,324,889	19,831,597	(111,865)	4,308,098	2,199,975	3,318,933
71,330,648	69,409,477	1,951,745	4,489,371	3,955,213	3,474,912
525,107,208	455,697,731	20,162,697	15,673,326	18,706,265	15,231,353
$596,437,856	$ 525,107,208	$22,114,442	$ 20,162,697	$22,661,478	$ 18,706,265

560,000	2,250,000	75,000	450,000	20,000	150,000
(200,000)	(1,950,000)	(75,000)	(400,000)	—	(120,000)
360,000	300,000	—	50,000	20,000	30,000
81

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P 1500 Momentum Tilt ETF		SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 466,435	$ 632,639	$ 8,743,884	$ 5,030,742
Net realized gain (loss)	55,087	324,024	18,553,413	22,820,077
Net change in unrealized appreciation/depreciation	4,174,191	2,328,241	29,202,297	32,184,844
Net increase (decrease) in net assets resulting from operations	4,695,713	3,284,904	56,499,594	60,035,663
Net equalization credits and charges	1,533	48,571	753,376	914,623
Distributions to shareholders	(467,870)	(685,819)	(10,019,466)	(5,400,389)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	13,113,211	36,732,110	444,312,013	551,982,616
Cost of shares redeemed	(6,493,425)	(17,889,150)	(116,863,917)	(141,679,159)
Net income equalization	(1,533)	(48,571)	(753,376)	(914,623)
Net increase (decrease) in net assets from beneficial interest transactions	6,618,253	18,794,389	326,694,720	409,388,834
Net increase (decrease) in net assets during the period	10,847,629	21,442,045	373,928,224	464,938,731
Net assets at beginning of period	51,179,543	29,737,498	568,592,136	103,653,405
NET ASSETS AT END OF PERIOD	$62,027,172	$ 51,179,543	$ 942,520,360	$ 568,592,136
SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	300,000	4,020,000	5,550,000
Shares redeemed	(50,000)	(150,000)	(1,050,000)	(1,420,000)
Net increase (decrease) from share transactions	50,000	150,000	2,970,000	4,130,000
See accompanying notes to financial statements.
82

SPDR SSGA US Small Cap Low Volatility Index ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 3,941,329	$ 5,432,806
950,769	6,384,072
19,703,541	(6,689,060)
24,595,639	5,127,818
273,796	(25,275)
(4,346,872)	(6,092,139)

79,759,329	100,120,769
(3,932,577)	(68,309,739)
(273,796)	25,275
75,552,956	31,836,305
96,075,519	30,846,709
230,585,401	199,738,692
$326,660,920	$230,585,401

830,000	1,110,000
(40,000)	(740,000)
790,000	370,000
83

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Yield Focus ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/02/15*- 6/30/16
Net asset value, beginning of period	$ 70.62	$ 70.43	$ 69.70	$ 63.57	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.27	2.23	2.21	2.08	1.21
Net realized and unrealized gain (loss) (b)	5.65	0.32	6.14	8.30	3.48
Total from investment operations	6.92	2.55	8.35	10.38	4.69
Net equalization credits and charges (a)	0.01	(0.02)	(0.00)(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.34)	(2.34)	(2.36)	(2.15)	(1.13)
Net realized gains	—	—	(5.26)	(2.10)	—
Total distributions	(1.34)	(2.34)	(7.62)	(4.25)	(1.13)
Net asset value, end of period	$ 76.21	$ 70.62	$ 70.43	$ 69.70	$ 63.57
Total return (d)	9.87%	3.79%	12.25%	16.61%	7.93%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$462,601	$426,550	$404,979	$397,306	$359,191
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	3.54%(e)	3.22%	3.15%	3.06%	3.50%(e)
Portfolio turnover rate (f)	1%(g)	42%	36%	42%	44%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
84

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Momentum Focus ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/02/15*- 6/30/16
Net asset value, beginning of period	$ 73.00	$ 72.92	$ 68.99	$ 61.23	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	1.08	1.16	1.11	0.65
Net realized and unrealized gain (loss) (b)	5.31	0.17	8.38	7.80	1.19
Total from investment operations	5.95	1.25	9.54	8.91	1.84
Net equalization credits and charges (a)	(0.07)	(0.02)	0.02	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.69)	(1.15)	(1.19)	(1.15)	(0.61)
Net realized gains	—	—	(4.44)	—	—
Total distributions	(0.69)	(1.15)	(5.63)	(1.15)	(0.61)
Net asset value, end of period	$ 78.19	$ 73.00	$ 72.92	$ 68.99	$ 61.23
Total return (d)	8.07%	1.78%	13.97%	14.66%	3.10%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$358,088	$435,806	$601,571	$469,132	$345,946
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.72%(e)	1.51%	1.59%	1.70%	1.91%(e)
Portfolio turnover rate (f)	18%(g)	40%	112%	101%	55%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
85

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell 1000 Low Volatility Focus ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 12/02/15*- 6/30/16
Net asset value, beginning of period	$ 80.17	$ 72.91	$ 70.31	$ 63.78	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.88	1.45	1.36	1.26	0.79
Net realized and unrealized gain (loss) (b)	6.33	7.34	6.31	7.69	3.73
Total from investment operations	7.21	8.79	7.67	8.95	4.52
Net equalization credits and charges (a)	0.01	(0.01)	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.07)	(1.52)	(1.41)	(1.29)	(0.75)
Net realized gains	—	—	(3.66)	(1.13)	—
Total distributions	(1.07)	(1.52)	(5.07)	(2.42)	(0.75)
Net asset value, end of period	$ 86.32	$ 80.17	$ 72.91	$ 70.31	$ 63.78
Total return (d)	9.02%	12.23%	11.03%	14.27%	7.60%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$596,438	$525,107	$455,698	$432,422	$385,862
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	2.14%(e)	1.93%	1.87%	1.88%	2.28%(e)
Portfolio turnover rate (f)	1%(g)	33%	31%	37%	68%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
86

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Buyback ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 02/04/15*- 6/30/15
Net asset value, beginning of period	$ 67.21	$ 62.69	$ 55.99	$46.16	$50.09	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.61	0.91	0.78	0.71	0.78	0.26
Net realized and unrealized gain (loss) (b)	6.51	4.47	7.06	9.79	(3.50)	—
Total from investment operations	7.12	5.38	7.84	10.50	(2.72)	0.26
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	0.03	(0.01)	(0.01)	0.07
Other capital (a)	—	0.03	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.61)	(0.89)	(1.17)	(0.74)	(0.80)	(0.24)
Net realized gains	—	—	—	—	(0.40)	—
Total distributions	(0.61)	(0.89)	(1.17)	(0.74)	(1.20)	(0.24)
Net asset value, end of period	$ 73.72	$ 67.21	$ 62.69	$55.99	$46.16	$ 50.09
Total return	10.63%	8.70%	14.08%	23.02%(d)	(5.43)%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,114	$20,163	$15,673	$8,399	$9,232	$15,028
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%(e)
Net investment income (loss)	1.77%(e)	1.41%	1.28%	1.36%	1.65%	1.28%(e)
Portfolio turnover rate (f)	36%(g)	72%	78%	97%	98%	18%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	If the Adviser had not made a contribution during the period ended June 30, 2017, the total return would have remained 22.82%. See Note 3.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
87

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Value Tilt ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$103.92	$101.54	$ 92.28	$78.89	$83.36	$ 84.11
Income (loss) from investment operations:
Net investment income (loss) (a)	1.27	2.41	2.11	1.89	1.88	1.74
Net realized and unrealized gain (loss) (b)	9.38	2.54	9.18	13.40	(1.28)	2.19
Total from investment operations	10.65	4.95	11.29	15.29	0.60	3.93
Net equalization credits and charges (a)	0.03	(0.05)	0.08	(0.01)	(0.05)	0.10
Distributions to shareholders from:
Net investment income	(1.29)	(2.52)	(2.11)	(1.89)	(1.92)	(1.71)
Net realized gains	—	—	—	—	(3.10)	(3.07)
Total distributions	(1.29)	(2.52)	(2.11)	(1.89)	(5.02)	(4.78)
Net asset value, end of period	$113.31	$103.92	$101.54	$92.28	$78.89	$ 83.36
Total return (c)	10.32%	4.93%	12.38%	19.51%	0.87%	4.76%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$22,661	$18,706	$15,231	$9,228	$3,944	$12,504
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.13%	0.12%	0.13%	0.24%
Net investment income (loss)	2.38%(d)	2.37%	2.11%	2.14%	2.37%	2.06%
Portfolio turnover rate (e)	2%(f)	13%	14%	18%	12%	12%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
88

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 1500 Momentum Tilt ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$127.95	$118.95	$101.56	$ 90.70	$ 88.05	$ 83.39
Income (loss) from investment operations:
Net investment income (loss) (a)	1.13	1.93	1.68	1.85	1.58	1.39
Net realized and unrealized gain (loss) (b)	9.89	8.87	17.44	10.81	2.72	4.85
Total from investment operations	11.02	10.80	19.12	12.66	4.30	6.24
Net equalization credits and charges (a)	0.00(c)	0.15	(0.01)	0.10	(0.04)	(0.03)
Distributions to shareholders from:
Net investment income	(1.13)	(1.95)	(1.72)	(1.90)	(1.61)	(1.27)
Net realized gains	—	—	—	—	—	(0.28)
Total distributions	(1.13)	(1.95)	(1.72)	(1.90)	(1.61)	(1.55)
Net asset value, end of period	$137.84	$127.95	$118.95	$101.56	$ 90.70	$ 88.05
Total return (d)	8.64%	9.31%	18.91%	14.20%	4.93%	7.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$62,027	$51,180	$29,737	$20,311	$18,139	$17,611
Ratios to average net assets:
Total expenses	0.12%(e)	0.12%	0.12%	0.12%	0.12%	0.25%
Net investment income (loss)	1.71%(e)	1.60%	1.48%	1.95%	1.82%	1.61%
Portfolio turnover rate (f)	31%(g)	58%	55%	75%	62%	70%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
89

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Large Cap Low Volatility Index ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 107.69	$ 90.13	$ 86.29	$ 79.85	$ 72.41	$ 72.96
Income (loss) from investment operations:
Net investment income (loss) (a)	1.17	2.17	1.83	1.75	1.97	1.79
Net realized and unrealized gain (loss) (b)	6.53	16.96	6.01	6.61	7.50	2.93
Total from investment operations	7.70	19.13	7.84	8.36	9.47	4.72
Net equalization credits and charges (a)	0.10	0.40	0.02	(0.02)	0.26	0.11
Distributions to shareholders from:
Net investment income	(1.25)	(1.97)	(1.85)	(1.82)	(1.94)	(1.71)
Net realized gains	—	—	(2.17)	(0.08)	(0.35)	(3.67)
Total distributions	(1.25)	(1.97)	(4.02)	(1.90)	(2.29)	(5.38)
Net asset value, end of period	$ 114.24	$ 107.69	$ 90.13	$ 86.29	$ 79.85	$ 72.41
Total return (c)	7.26%	21.94%	9.16%	10.59%	13.72%	6.50%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$942,520	$568,592	$103,653	$77,661	$67,869	$28,962
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.15%
Net investment income (loss)	2.09%(d)	2.19%	2.04%	2.14%	2.64%	2.41%
Portfolio turnover rate (e)	0%(f)(g)	32%	20%	108%	68%	75%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Amount is less than 0.5%.
(g)	Not annualized.
See accompanying notes to financial statements.
90

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA US Small Cap Low Volatility Index ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 93.35	$ 95.11	$ 92.05	$ 77.70	$ 77.00	$ 73.85
Income (loss) from investment operations:
Net investment income (loss) (a)	1.39	2.48	2.35	1.94	2.23	1.97
Net realized and unrealized gain (loss) (b)	6.80	(1.46)	8.23	14.83	0.49	3.40
Total from investment operations	8.19	1.02	10.58	16.77	2.72	5.37
Net equalization credits and charges (a)	0.10	(0.01)	(0.09)	0.33	0.23	(0.18)
Distributions to shareholders from:
Net investment income	(1.43)	(2.77)	(2.48)	(2.45)	(2.15)	(1.65)
Net realized gains	—	—	(4.95)	(0.30)	(0.10)	(0.39)
Total distributions	(1.43)	(2.77)	(7.43)	(2.75)	(2.25)	(2.04)
Net asset value, end of period	$ 100.21	$ 93.35	$ 95.11	$ 92.05	$ 77.70	$ 77.00
Total return (c)	8.91%	1.24%	11.80%	22.11%	4.00%	7.06%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$326,661	$230,585	$199,739	$211,717	$66,045	$34,649
Ratios to average net assets:
Total expenses	0.12%(d)	0.12%	0.12%	0.12%	0.12%	0.18%
Net investment income (loss)	2.88%(d)	2.68%	2.54%	2.17%	2.97%	2.59%
Portfolio turnover rate (e)	3%(f)	34%	41%	158%	62%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
91

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
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SPDR SERIES TRUST
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December 31, 2019 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR Russell 1000 Yield Focus ETF
SPDR Russell 1000 Momentum Focus ETF
SPDR Russell 1000 Low Volatility Focus ETF
SPDR S&P 500 Buyback ETF
SPDR S&P 1500 Value Tilt ETF
SPDR S&P 1500 Momentum Tilt ETF
SPDR SSGA US Large Cap Low Volatility Index ETF
SPDR SSGA US Small Cap Low Volatility Index ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Russell 1000 Yield Focus ETF	0.20%
SPDR Russell 1000 Momentum Focus ETF	0.20
SPDR Russell 1000 Low Volatility Focus ETF	0.20
SPDR S&P 500 Buyback ETF	0.35
SPDR S&P 1500 Value Tilt ETF	0.12
SPDR S&P 1500 Momentum Tilt ETF	0.12
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR Russell 1000 Yield Focus ETF	$ 8,263,173	$ 5,794,582
SPDR Russell 1000 Momentum Focus ETF	76,612,330	75,777,810
SPDR Russell 1000 Low Volatility Focus ETF	4,270,376	6,538,770
SPDR S&P 500 Buyback ETF	7,576,177	7,542,393
SPDR S&P 1500 Value Tilt ETF	378,720	337,334
SPDR S&P 1500 Momentum Tilt ETF	16,942,923	16,677,211
SPDR SSGA US Large Cap Low Volatility Index ETF	4,271,448	135,328
SPDR SSGA US Small Cap Low Volatility Index ETF	10,304,467	7,636,532
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Russell 1000 Yield Focus ETF	$ 7,247,706	$ 9,574,998	$ 1,788,841
SPDR Russell 1000 Momentum Focus ETF	71,701,684	179,820,970	39,650,418
SPDR Russell 1000 Low Volatility Focus ETF	44,510,244	16,210,321	3,706,719
SPDR S&P 500 Buyback ETF	5,046,959	5,193,646	737,672
SPDR S&P 1500 Value Tilt ETF	2,201,871	—	—
SPDR S&P 1500 Momentum Tilt ETF	13,119,689	6,532,770	916,646
SPDR SSGA US Large Cap Low Volatility Index ETF	415,659,845	94,868,856	18,550,121
SPDR SSGA US Small Cap Low Volatility Index ETF	76,712,952	3,934,286	824,040
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Russell 1000 Yield Focus ETF	$419,272,917	$ 61,991,656	$16,260,401	$45,731,255
SPDR Russell 1000 Momentum Focus ETF	323,328,356	41,815,221	4,250,171	37,565,050
SPDR Russell 1000 Low Volatility Focus ETF	498,800,110	110,537,127	10,585,460	99,951,667
SPDR S&P 500 Buyback ETF	20,419,389	2,383,798	514,820	1,868,978
SPDR S&P 1500 Value Tilt ETF	21,760,508	2,400,922	1,413,098	987,824
SPDR S&P 1500 Momentum Tilt ETF	53,952,541	8,608,629	291,680	8,316,949
SPDR SSGA US Large Cap Low Volatility Index ETF	872,382,202	75,259,400	4,116,244	71,143,156
SPDR SSGA US Small Cap Low Volatility Index ETF	304,577,116	36,164,069	10,608,446	25,555,623
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Russell 1000 Yield Focus ETF	$ 8,087,534	$ 3,703,705	$ 4,534,383	$ 8,238,088
SPDR Russell 1000 Momentum Focus ETF	8,632,348	3,599,933	5,187,193	8,787,126
SPDR Russell 1000 Low Volatility Focus ETF	13,620,692	3,573,463	10,341,930	13,915,393
SPDR S&P 500 Buyback ETF	717,045	192,851	541,643	734,494
SPDR S&P 1500 Value Tilt ETF	419,566	108,799	319,329	428,128
SPDR S&P 1500 Momentum Tilt ETF	508,031	260,388	258,182	518,570
SPDR SSGA US Large Cap Low Volatility Index ETF	14,537,935	3,040,969	11,764,942	14,805,911
SPDR SSGA US Small Cap Low Volatility Index ETF	12,684,501	4,254,631	8,779,716	13,034,347
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Russell 1000 Yield Focus ETF	Common Stocks	$3,703,705	$—	$—	$—	$3,703,705	$3,703,705
SPDR Russell 1000 Momentum Focus ETF	Common Stocks	3,599,933	—	—	—	3,599,933	3,599,933
SPDR Russell 1000 Low Volatility Focus ETF	Common Stocks	3,573,463	—	—	—	3,573,463	3,573,463
SPDR S&P 500 Buyback ETF	Common Stocks	192,851	—	—	—	192,851	192,851
SPDR S&P 1500 Value Tilt ETF	Common Stocks	108,799	—	—	—	108,799	108,799
SPDR S&P 1500 Momentum Tilt ETF	Common Stocks	260,388	—	—	—	260,388	260,388
SPDR SSGA US Large Cap Low Volatility Index ETF	Common Stocks	3,040,969	—	—	—	3,040,969	3,040,969
SPDR SSGA US Small Cap Low Volatility Index ETF	Common Stocks	4,254,631	—	—	—	4,254,631	4,254,631
9.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS  (continued)
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10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Russell 1000 Yield Focus ETF	0.20%	$1,098.70	$1.06	$1,024.10	$1.02
SPDR Russell 1000 Momentum Focus ETF	0.20	1,080.70	1.05	1,024.10	1.02
SPDR Russell 1000 Low Volatility Focus ETF	0.20	1,090.20	1.05	1,024.10	1.02
SPDR S&P 500 Buyback ETF	0.35	1,106.30	1.85	1,023.40	1.78
SPDR S&P 1500 Value Tilt ETF	0.12	1,103.20	0.63	1,024.50	0.61
SPDR S&P 1500 Momentum Tilt ETF	0.12	1,086.40	0.63	1,024.50	0.61
SPDR SSGA US Large Cap Low Volatility Index ETF	0.12	1,072.60	0.63	1,024.50	0.61
SPDR SSGA US Small Cap Low Volatility Index ETF	0.12	1,089.10	0.63	1,024.50	0.61
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
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OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
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Not FDIC Insured. No Bank Guarantee. May Lose Value.
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© 2020 State Street Corporation - All Rights Reserved
SPDRFACTORSAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Equity Funds
SPDR Portfolio S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SPDR Portfolio S&P 400 Mid Cap ETF (formerly, SPDR Portfolio Mid Cap ETF)
SPDR Portfolio S&P 600 Small Cap ETF (formerly, SPDR Portfolio Small Cap ETF)
SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR Portfolio S&P 500 ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Apple, Inc.	4.9%
Microsoft Corp.	4.4
Amazon.com, Inc.	3.0
Facebook, Inc. Class A	1.8
JPMorgan Chase & Co.	1.6
Alphabet, Inc. Class A	1.5
Johnson & Johnson	1.4
Visa, Inc. Class A	1.2
Bank of America Corp.	1.2
Procter & Gamble Co.	1.1
TOTAL	22.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

		% of Net Assets
	Information Technology	24.4%
	Health Care	14.2
	Financials	11.8
	Consumer Discretionary	10.5
	Industrials	9.7
	Communication Services	8.1
	Consumer Staples	7.2
	Energy	4.3
	Real Estate	3.7
	Utilities	3.5
	Materials	2.4
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio S&P 400 Mid Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Teledyne Technologies, Inc.	0.5%
Domino's Pizza, Inc.	0.5
Tyler Technologies, Inc.	0.5
Alleghany Corp.	0.4
Teradyne, Inc.	0.4
West Pharmaceutical Services, Inc.	0.4
Medical Properties Trust, Inc. REIT	0.4
Fair Isaac Corp.	0.4
Trimble, Inc.	0.4
Camden Property Trust REIT	0.4
TOTAL	4.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	16.9%
Industrials	16.3
Information Technology	14.9
Consumer Discretionary	13.6
Health Care	10.5
Real Estate	10.1
Materials	5.6
Utilities	3.9
Consumer Staples	3.3
Energy	2.8
Communication Services	1.9
Short-Term Investments	3.1
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio S&P 600 Small Cap ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
ITT, Inc.	0.3%
Medicines Co.	0.3
CACI International, Inc. Class A	0.2
Cousins Properties, Inc. REIT	0.2
TCF Financial Corp.	0.2
Lumentum Holdings, Inc.	0.2
Jabil, Inc.	0.2
MKS Instruments, Inc.	0.2
Teladoc Health, Inc.	0.2
ACADIA Pharmaceuticals, Inc.	0.2
TOTAL	2.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	17.7%
Industrials	14.8
Information Technology	14.5
Health Care	14.1
Consumer Discretionary	12.7
Real Estate	8.4
Materials	4.5
Energy	3.7
Utilities	3.3
Consumer Staples	3.0
Communication Services	3.0
Short-Term Investments	7.3
Liabilities in Excess of Other Assets	(7.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio S&P 1500 Composite Stock Market ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Apple, Inc.	4.4%
Microsoft Corp.	4.0
Amazon.com, Inc.	2.7
Facebook, Inc. Class A	1.6
JPMorgan Chase & Co.	1.5
Alphabet, Inc. Class A	1.4
Johnson & Johnson	1.3
Visa, Inc. Class A	1.1
Bank of America Corp.	1.1
Procter & Gamble Co.	1.0
TOTAL	20.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Information Technology	23.4%
Health Care	14.0
Financials	12.3
Consumer Discretionary	10.6
Industrials	10.2
Communication Services	7.7
Consumer Staples	7.0
Real Estate	4.3
Energy	4.2
Utilities	3.5
Materials	2.6
Short-Term Investments	0.8
Liabilities in Excess of Other Assets	(0.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio S&P 500 Growth ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Apple, Inc.	8.6%
Microsoft Corp.	8.5
Amazon.com, Inc.	5.4
Facebook, Inc. Class A	3.5
Alphabet, Inc. Class A	2.8
Alphabet, Inc. Class C	2.8
Visa, Inc. Class A	2.2
Mastercard, Inc. Class A	1.9
JPMorgan Chase & Co.	1.5
Procter & Gamble Co.	1.3
TOTAL	38.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

		% of Net Assets
	Information Technology	36.9%
	Consumer Discretionary	13.5
	Communication Services	12.8
	Health Care	10.6
	Industrials	8.4
	Financials	5.3
	Consumer Staples	5.2
	Real Estate	2.6
	Materials	2.6
	Energy	1.2
	Utilities	0.7
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio S&P 500 High Dividend ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Nordstrom, Inc.	1.7%
Newell Brands, Inc.	1.6
AbbVie, Inc.	1.6
Western Union Co.	1.6
Leggett & Platt, Inc.	1.5
Campbell Soup Co.	1.5
Seagate Technology PLC	1.5
Kellogg Co.	1.4
PPL Corp.	1.4
Weyerhaeuser Co. REIT	1.4
TOTAL	15.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Real Estate	17.6%
Consumer Discretionary	16.9
Energy	11.8
Utilities	10.6
Consumer Staples	10.2
Financials	9.7
Information Technology	6.7
Communication Services	5.4
Materials	5.3
Health Care	3.0
Industrials	2.4
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio S&P 500 Value ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Berkshire Hathaway, Inc. Class B	3.5%
Exxon Mobil Corp.	2.3
AT&T, Inc.	2.3
Bank of America Corp.	2.3
UnitedHealth Group, Inc.	2.2
Verizon Communications, Inc.	2.0
Chevron Corp.	1.8
JPMorgan Chase & Co.	1.8
Johnson & Johnson	1.8
Pfizer, Inc.	1.7
TOTAL	21.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

		% of Net Assets
	Financials	21.3%
	Health Care	18.3
	Industrials	9.8
	Consumer Staples	9.4
	Energy	7.9
	Information Technology	7.8
	Communication Services	7.6
	Utilities	6.2
	Consumer Discretionary	5.5
	Real Estate	3.2
	Materials	2.8
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.7%
Arconic, Inc.	58,362	$ 1,795,799
Boeing Co.	72,808	23,717,934
BWX Technologies, Inc.	12,743	791,085
Curtiss-Wright Corp.	5,343	752,775
General Dynamics Corp.	37,338	6,584,556
HEICO Corp.	5,462	623,487
HEICO Corp. Class A	530	47,451
Hexcel Corp.	10,858	796,000
Huntington Ingalls Industries, Inc.	5,510	1,382,349
L3Harris Technologies, Inc.	28,600	5,659,082
Lockheed Martin Corp.	36,343	14,151,237
Northrop Grumman Corp.	21,702	7,464,837
Raytheon Co.	36,340	7,985,352
Spirit AeroSystems Holdings, Inc. Class A	13,619	992,553
Teledyne Technologies, Inc. (a)	4,445	1,540,370
Textron, Inc.	30,008	1,338,357
TransDigm Group, Inc.	6,349	3,555,440
United Technologies Corp.	111,589	16,711,569
		95,890,233
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	18,051	1,411,588
Expeditors International of Washington, Inc.	22,664	1,768,245
FedEx Corp.	31,156	4,711,099
United Parcel Service, Inc. Class B	90,634	10,609,616
XPO Logistics, Inc. (a) (b)	11,944	951,937
		19,452,485
AIRLINES — 0.4%
Alaska Air Group, Inc.	16,807	1,138,674
American Airlines Group, Inc. (b)	57,398	1,646,175
Delta Air Lines, Inc.	84,625	4,948,870
Southwest Airlines Co.	70,215	3,790,206
United Airlines Holdings, Inc. (a)	33,107	2,916,395
		14,440,320
AUTO COMPONENTS — 0.1%
Autoliv, Inc.	11,889	1,003,551
BorgWarner, Inc.	27,455	1,190,998
Gentex Corp.	34,554	1,001,375
Lear Corp.	8,451	1,159,477
		4,355,401
AUTOMOBILES — 0.6%
Ford Motor Co.	512,715	4,768,250
General Motors Co.	174,563	6,389,006
Harley-Davidson, Inc.	21,444	797,502
Tesla, Inc. (a)	17,440	7,295,675
		19,250,433
BANKS — 5.9%
Bank of America Corp.	1,170,385	41,220,960
BOK Financial Corp.	3,681	321,719
Citigroup, Inc.	282,871	22,598,564
Security Description	Shares	Value
Citizens Financial Group, Inc.	57,905	$ 2,351,522
Comerica, Inc.	19,694	1,413,045
Commerce Bancshares, Inc.	14,640	994,642
Cullen/Frost Bankers, Inc.	6,969	681,429
East West Bancorp, Inc.	19,042	927,345
Fifth Third Bancorp	94,973	2,919,470
Huntington Bancshares, Inc.	137,539	2,074,088
JPMorgan Chase & Co.	410,201	57,182,019
KeyCorp	128,931	2,609,564
M&T Bank Corp.	16,590	2,816,153
People's United Financial, Inc.	61,203	1,034,331
PNC Financial Services Group, Inc.	57,405	9,163,560
Regions Financial Corp.	132,200	2,268,552
Signature Bank	7,574	1,034,684
SVB Financial Group (a)	6,611	1,659,625
Synovus Financial Corp.	18,426	722,299
Truist Financial Corp.	174,284	9,815,675
US Bancorp	201,932	11,972,548
Wells Fargo & Co.	551,079	29,648,050
Zions Bancorp NA	24,328	1,263,110
		206,692,954
BEVERAGES — 1.8%
Brown-Forman Corp. Class B	10,832	732,243
Coca-Cola Co.	549,524	30,416,153
Constellation Brands, Inc. Class A	20,941	3,973,555
Molson Coors Brewing Co. Class B	22,090	1,190,651
Monster Beverage Corp. (a)	51,361	3,263,991
PepsiCo, Inc.	179,474	24,528,712
		64,105,305
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	190,801	16,893,520
Alexion Pharmaceuticals, Inc. (a)	29,367	3,176,041
Alnylam Pharmaceuticals, Inc. (a)	14,615	1,683,210
Amgen, Inc.	77,256	18,624,104
Biogen, Inc. (a)	24,126	7,158,908
BioMarin Pharmaceutical, Inc. (a)	22,702	1,919,454
Bluebird Bio, Inc. (a) (b)	6,513	571,516
Exact Sciences Corp. (a) (b)	16,147	1,493,275
Exelixis, Inc. (a)	37,257	656,468
Gilead Sciences, Inc.	162,002	10,526,890
Incyte Corp. (a)	27,917	2,437,712
Ionis Pharmaceuticals, Inc. (a)	16,384	989,757
Neurocrine Biosciences, Inc. (a)	12,094	1,299,984
Regeneron Pharmaceuticals, Inc. (a)	10,917	4,099,115
Sage Therapeutics, Inc. (a) (b)	6,441	464,976
Sarepta Therapeutics, Inc. (a) (b)	9,295	1,199,427
Seattle Genetics, Inc. (a)	20,715	2,366,896
Vertex Pharmaceuticals, Inc. (a)	33,104	7,248,121
		82,809,374
BUILDING PRODUCTS — 0.1%
AO Smith Corp.	1,967	93,708
Fortune Brands Home & Security, Inc.	18,694	1,221,466
Lennox International, Inc.	4,424	1,079,323

See accompanying notes to financial statements.
8

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Masco Corp.	38,514	$ 1,848,287
Owens Corning	13,576	884,069
		5,126,853
CAPITAL MARKETS — 2.9%
Ameriprise Financial, Inc.	16,900	2,815,202
Bank of New York Mellon Corp.	120,502	6,064,866
BlackRock, Inc.	19,594	9,849,904
Cboe Global Markets, Inc.	14,159	1,699,080
Charles Schwab Corp.	152,669	7,260,938
CME Group, Inc.	46,211	9,275,472
E*TRADE Financial Corp.	32,305	1,465,678
FactSet Research Systems, Inc. (b)	5,213	1,398,648
Franklin Resources, Inc.	36,052	936,631
Goldman Sachs Group, Inc.	43,195	9,931,826
Intercontinental Exchange, Inc.	71,655	6,631,670
Invesco, Ltd.	64,685	1,163,036
LPL Financial Holdings, Inc.	10,839	999,898
MarketAxess Holdings, Inc.	4,691	1,778,405
Moody's Corp.	24,227	5,751,732
Morgan Stanley	159,333	8,145,103
Morningstar, Inc.	2,631	398,097
MSCI, Inc.	10,616	2,740,839
Nasdaq, Inc.	15,238	1,631,990
Northern Trust Corp.	27,186	2,888,241
Raymond James Financial, Inc.	16,312	1,459,271
S&P Global, Inc.	31,726	8,662,784
SEI Investments Co.	16,737	1,095,939
T Rowe Price Group, Inc.	30,047	3,660,926
TD Ameritrade Holding Corp.	66,132	3,286,760
		100,992,936
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.	28,227	6,633,063
Albemarle Corp. (b)	13,579	991,810
Axalta Coating Systems, Ltd. (a)	31,232	949,453
Celanese Corp.	16,508	2,032,465
CF Industries Holdings, Inc.	29,028	1,385,797
Corteva, Inc.	99,104	2,929,514
Dow, Inc.	96,210	5,265,573
DuPont de Nemours, Inc.	97,010	6,228,042
Eastman Chemical Co.	18,479	1,464,645
Ecolab, Inc.	37,135	7,166,684
FMC Corp.	16,574	1,654,417
Huntsman Corp.	26,022	628,691
International Flavors & Fragrances, Inc. (b)	13,620	1,757,252
Mosaic Co.	46,373	1,003,512
PPG Industries, Inc.	30,828	4,115,230
RPM International, Inc.	16,834	1,292,178
Sherwin-Williams Co.	10,737	6,265,469
Westlake Chemical Corp.	3,827	268,464
		52,032,259
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	11,142	2,998,089
Security Description	Shares	Value
Copart, Inc. (a)	25,575	$ 2,325,791
Republic Services, Inc.	41,501	3,719,735
Rollins, Inc.	18,928	627,652
Waste Management, Inc.	55,195	6,290,022
		15,961,289
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (a)	6,774	1,377,832
Ciena Corp. (a)	19,773	844,109
Cisco Systems, Inc.	548,952	26,327,738
F5 Networks, Inc. (a)	7,388	1,031,734
Juniper Networks, Inc.	43,302	1,066,528
Motorola Solutions, Inc.	21,400	3,448,396
		34,096,337
CONSTRUCTION & ENGINEERING — 0.1%
AECOM (a)	20,163	869,630
Jacobs Engineering Group, Inc.	17,548	1,576,337
Quanta Services, Inc.	18,640	758,834
		3,204,801
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	8,089	2,262,008
Vulcan Materials Co.	16,597	2,389,802
		4,651,810
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	50,046	1,529,406
American Express Co.	105,471	13,130,085
Capital One Financial Corp.	59,710	6,144,756
Credit Acceptance Corp. (a) (b)	1,793	793,098
Discover Financial Services	41,739	3,540,302
Santander Consumer USA Holdings, Inc.	12,747	297,897
Synchrony Financial	86,646	3,120,122
		28,555,666
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	8,455	977,567
Avery Dennison Corp.	10,816	1,414,949
Ball Corp.	43,664	2,823,751
Berry Global Group, Inc. (a)	16,640	790,233
Crown Holdings, Inc. (a)	16,609	1,204,817
International Paper Co.	51,114	2,353,800
Packaging Corp. of America	12,709	1,423,281
Sealed Air Corp.	20,090	800,185
Sonoco Products Co.	12,783	788,967
Westrock Co.	31,912	1,369,344
		13,946,894
DISTRIBUTORS — 0.1%
Genuine Parts Co.	18,823	1,999,567
LKQ Corp. (a)	40,865	1,458,881
Pool Corp.	5,098	1,082,713
		4,541,161

See accompanying notes to financial statements.
9

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.1%
Bright Horizons Family Solutions, Inc. (a)	7,204	$ 1,082,689
Service Corp. International	22,857	1,052,108
ServiceMaster Global Holdings, Inc. (a)	18,354	709,566
		2,844,363
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc.	60,795	1,506,500
Jefferies Financial Group, Inc.	32,272	689,653
Voya Financial, Inc.	19,281	1,175,755
		3,371,908
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	944,151	36,897,421
CenturyLink, Inc.	140,430	1,855,080
GCI Liberty, Inc. Class A (a)	12,090	856,577
Verizon Communications, Inc.	534,621	32,825,729
Zayo Group Holdings, Inc. (a)	28,866	1,000,207
		73,435,014
ELECTRIC UTILITIES — 2.1%
Alliant Energy Corp.	30,252	1,655,389
American Electric Power Co., Inc.	64,470	6,093,060
Duke Energy Corp.	94,372	8,607,670
Edison International	47,016	3,545,477
Entergy Corp.	24,697	2,958,701
Evergy, Inc.	30,689	1,997,547
Eversource Energy	41,316	3,514,752
Exelon Corp.	123,294	5,620,973
FirstEnergy Corp.	69,070	3,356,802
IDACORP, Inc.	5,816	621,149
NextEra Energy, Inc.	63,185	15,300,880
OGE Energy Corp.	25,281	1,124,246
Pinnacle West Capital Corp.	14,121	1,269,901
PPL Corp.	93,678	3,361,167
Southern Co.	134,563	8,571,663
Xcel Energy, Inc.	66,486	4,221,196
		71,820,573
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	29,480	2,940,335
Emerson Electric Co.	78,850	6,013,101
Hubbell, Inc.	6,299	931,118
Rockwell Automation, Inc.	14,684	2,976,006
Sensata Technologies Holding PLC (a)	21,381	1,151,795
		14,012,355
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. Class A	39,069	4,228,438
Arrow Electronics, Inc. (a)	11,603	983,238
CDW Corp.	19,044	2,720,245
Security Description	Shares	Value
Cognex Corp.	21,779	$ 1,220,495
Corning, Inc.	103,654	3,017,368
FLIR Systems, Inc.	17,929	933,563
IPG Photonics Corp. (a)	4,393	636,634
Keysight Technologies, Inc. (a)	24,297	2,493,601
National Instruments Corp.	15,415	652,671
Trimble, Inc. (a)	32,477	1,353,966
Zebra Technologies Corp. Class A (a)	6,822	1,742,612
		19,982,831
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	83,888	2,150,050
Halliburton Co.	115,885	2,835,706
National Oilwell Varco, Inc.	48,835	1,223,317
Schlumberger, Ltd.	179,362	7,210,352
		13,419,425
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	97,081	5,768,553
Electronic Arts, Inc. (a)	37,868	4,071,189
Liberty Media Corp.-Liberty Braves Class A (a)	1,167	34,601
Liberty Media Corp.-Liberty Formula One Class A (a)	3,520	154,106
Live Nation Entertainment, Inc. (a)	18,332	1,310,188
Madison Square Garden Co. Class A (a)	2,232	656,632
Netflix, Inc. (a)	55,086	17,824,177
Roku, Inc. (a) (b)	11,054	1,480,131
Take-Two Interactive Software, Inc. (a)	14,880	1,821,758
Walt Disney Co.	232,492	33,625,318
		66,746,653
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.6%
Alexandria Real Estate Equities, Inc. REIT	14,531	2,347,919
American Campus Communities, Inc. REIT	18,284	859,897
American Homes 4 Rent Class A REIT	32,850	860,999
American Tower Corp. REIT	57,019	13,104,107
Americold Realty Trust REIT (b)	24,667	864,825
Apartment Investment & Management Co. Class A REIT	18,883	975,307
AvalonBay Communities, Inc. REIT	17,988	3,772,084
Boston Properties, Inc. REIT	19,478	2,685,237
Brixmor Property Group, Inc. REIT	39,181	846,701
Camden Property Trust REIT	12,505	1,326,780
Crown Castle International Corp. REIT	53,395	7,590,099
CubeSmart REIT	24,572	773,527
CyrusOne, Inc. REIT	12,604	824,680
Digital Realty Trust, Inc. REIT (b)	27,234	3,260,999
Douglas Emmett, Inc. REIT	20,692	908,379
Duke Realty Corp. REIT	46,555	1,614,062
EPR Properties REIT	9,500	671,080

See accompanying notes to financial statements.
10

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Equinix, Inc. REIT	10,927	$ 6,378,090
Equity LifeStyle Properties, Inc. REIT	21,743	1,530,490
Equity Residential REIT	47,162	3,816,349
Essex Property Trust, Inc. REIT	8,623	2,594,316
Extra Space Storage, Inc. REIT	15,768	1,665,416
Federal Realty Investment Trust REIT	9,645	1,241,601
Gaming and Leisure Properties, Inc. REIT	26,024	1,120,333
Healthcare Trust of America, Inc. Class A REIT	26,276	795,637
Healthpeak Properties, Inc. REIT	60,610	2,089,227
Host Hotels & Resorts, Inc. REIT	94,422	1,751,528
Hudson Pacific Properties, Inc. REIT	19,533	735,417
Invitation Homes, Inc. REIT	72,598	2,175,762
Iron Mountain, Inc. REIT (b)	35,759	1,139,639
Kilroy Realty Corp. REIT	13,134	1,101,943
Kimco Realty Corp. REIT	53,907	1,116,414
Lamar Advertising Co. Class A REIT	11,536	1,029,703
Liberty Property Trust REIT	19,420	1,166,171
Medical Properties Trust, Inc. REIT	70,788	1,494,335
Mid-America Apartment Communities, Inc. REIT	15,059	1,985,680
National Retail Properties, Inc. REIT	20,404	1,094,062
Omega Healthcare Investors, Inc. REIT	25,451	1,077,850
Park Hotels & Resorts, Inc. REIT	26,389	682,683
Prologis, Inc. REIT	81,588	7,272,754
Public Storage REIT	19,066	4,060,295
Realty Income Corp. REIT	39,897	2,937,616
Regency Centers Corp. REIT	20,357	1,284,323
SBA Communications Corp. REIT	14,541	3,504,236
Simon Property Group, Inc. REIT	39,922	5,946,781
SL Green Realty Corp. REIT	11,446	1,051,658
STORE Capital Corp. REIT	30,723	1,144,125
Sun Communities, Inc. REIT	11,248	1,688,325
UDR, Inc. REIT	35,764	1,670,179
Ventas, Inc. REIT	49,839	2,877,704
VEREIT, Inc.	128,589	1,188,162
VICI Properties, Inc. REIT (b)	56,211	1,436,191
Vornado Realty Trust REIT	22,736	1,511,944
Welltower, Inc. REIT	51,625	4,221,892
Weyerhaeuser Co. REIT	99,104	2,992,941
WP Carey, Inc. REIT	21,615	1,730,065
		127,588,519
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	56,926	16,731,690
Kroger Co.	103,584	3,002,900
Sysco Corp.	65,963	5,642,475
US Foods Holding Corp. (a)	27,738	1,161,945
Walmart, Inc.	180,870	21,494,591
Walgreens Boots Alliance, Inc.	98,764	5,823,125
		53,856,726
Security Description	Shares	Value
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	73,777	$ 3,419,564
Beyond Meat, Inc. (a) (b)	2,990	226,044
Bunge, Ltd.	18,307	1,053,568
Campbell Soup Co.	22,352	1,104,636
Conagra Brands, Inc.	64,840	2,220,122
General Mills, Inc.	77,835	4,168,843
Hershey Co.	19,017	2,795,119
Hormel Foods Corp. (b)	36,191	1,632,576
Ingredion, Inc.	9,347	868,804
J.M. Smucker Co.	14,754	1,536,334
Kellogg Co.	43,801	3,029,277
Kraft Heinz Co.	123,002	3,952,054
Lamb Weston Holdings, Inc.	17,878	1,538,044
McCormick & Co., Inc.	461	78,245
Mondelez International, Inc. Class A	185,941	10,241,630
Post Holdings, Inc. (a)	8,607	939,024
Tyson Foods, Inc. Class A	38,052	3,464,254
		42,268,138
GAS UTILITIES — 0.1%
Atmos Energy Corp.	15,618	1,747,030
UGI Corp.	27,721	1,251,880
		2,998,910
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	226,427	19,667,449
ABIOMED, Inc. (a)	5,778	985,669
Align Technology, Inc. (a)	9,353	2,609,861
Baxter International, Inc.	65,876	5,508,551
Becton Dickinson and Co.	34,602	9,410,706
Boston Scientific Corp. (a)	178,242	8,060,103
Cooper Cos., Inc.	6,034	1,938,664
Danaher Corp.	81,934	12,575,230
DENTSPLY SIRONA, Inc.	29,114	1,647,561
DexCom, Inc. (a)	11,924	2,608,256
Edwards Lifesciences Corp. (a)	26,846	6,262,903
Haemonetics Corp. (a)	6,478	744,322
Hill-Rom Holdings, Inc.	8,598	976,131
Hologic, Inc. (a)	34,812	1,817,535
IDEXX Laboratories, Inc. (a)	11,229	2,932,229
Insulet Corp. (a)	7,514	1,286,397
Intuitive Surgical, Inc. (a)	14,776	8,734,832
Masimo Corp. (a)	5,774	912,638
ResMed, Inc.	18,770	2,908,787
Stryker Corp.	45,070	9,461,996
Teleflex, Inc.	5,793	2,180,717
Varian Medical Systems, Inc. (a)	12,145	1,724,712
West Pharmaceutical Services, Inc.	9,603	1,443,619
Zimmer Biomet Holdings, Inc.	26,264	3,931,196
		110,330,064
HEALTH CARE PROVIDERS & SERVICES — 2.9%
AmerisourceBergen Corp.	20,057	1,705,246
Anthem, Inc.	32,781	9,900,845

See accompanying notes to financial statements.
11

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Cardinal Health, Inc.	38,884	$ 1,966,753
Centene Corp. (a)	53,526	3,365,180
Chemed Corp.	1,959	860,510
Cigna Corp.	47,836	9,781,984
CVS Health Corp.	168,396	12,510,139
DaVita, Inc. (a)	21,221	1,592,212
Encompass Health Corp.	12,520	867,260
Guardant Health, Inc. (a) (b)	5,124	400,389
HCA Healthcare, Inc.	34,549	5,106,688
Henry Schein, Inc. (a)	19,300	1,287,696
Humana, Inc.	17,191	6,300,845
Laboratory Corp. of America Holdings (a)	13,095	2,215,281
McKesson Corp.	24,186	3,345,407
Molina Healthcare, Inc. (a)	7,304	991,080
Quest Diagnostics, Inc.	17,886	1,910,046
UnitedHealth Group, Inc.	121,737	35,788,243
Universal Health Services, Inc. Class B	597	85,646
WellCare Health Plans, Inc. (a)	6,286	2,075,700
		102,057,150
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.	39,281	2,882,833
Veeva Systems, Inc. Class A (a)	16,372	2,302,885
		5,185,718
HOTELS, RESTAURANTS & LEISURE — 2.0%
Aramark	31,377	1,361,762
Caesars Entertainment Corp. (a)	93,091	1,266,038
Chipotle Mexican Grill, Inc. (a)	3,505	2,934,071
Darden Restaurants, Inc.	15,617	1,702,409
Domino's Pizza, Inc.	5,458	1,603,451
Dunkin' Brands Group, Inc.	10,664	805,559
Hilton Worldwide Holdings, Inc.	36,939	4,096,904
Las Vegas Sands Corp.	44,555	3,076,077
Marriott International, Inc. Class A	36,347	5,504,026
McDonald's Corp.	98,725	19,509,047
MGM Resorts International	64,625	2,150,074
Norwegian Cruise Line Holdings, Ltd. (a)	26,724	1,560,949
Royal Caribbean Cruises, Ltd.	21,791	2,909,316
Starbucks Corp.	149,046	13,104,124
Vail Resorts, Inc.	5,121	1,228,169
Wynn Resorts, Ltd.	12,255	1,701,852
Yum China Holdings, Inc.	45,391	2,179,222
Yum! Brands, Inc.	39,493	3,978,130
		70,671,180
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	44,579	2,351,542
Leggett & Platt, Inc.	16,879	857,960
Lennar Corp. Class A	35,953	2,005,818
Lennar Corp. Class B	2,515	112,420
Mohawk Industries, Inc. (a)	7,435	1,013,985
Newell Brands, Inc.	52,313	1,005,456
Security Description	Shares	Value
NVR, Inc. (a)	371	$ 1,412,920
PulteGroup, Inc.	33,756	1,309,733
Toll Brothers, Inc.	17,971	710,034
Whirlpool Corp.	8,424	1,242,793
		12,022,661
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	31,218	2,195,874
Clorox Co.	16,876	2,591,141
Colgate-Palmolive Co.	111,008	7,641,791
Kimberly-Clark Corp.	44,802	6,162,515
Procter & Gamble Co.	323,410	40,393,909
		58,985,230
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	89,360	1,778,264
NRG Energy, Inc.	31,722	1,260,949
Vistra Energy Corp.	54,332	1,249,093
		4,288,306
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	74,479	13,139,585
Carlisle Cos., Inc.	7,157	1,158,289
General Electric Co.	1,124,797	12,552,734
Honeywell International, Inc.	92,057	16,294,089
Roper Technologies, Inc.	13,120	4,647,498
		47,792,195
INSURANCE — 2.0%
Aflac, Inc.	91,240	4,826,596
Alleghany Corp. (a)	1,747	1,396,849
Allstate Corp.	42,795	4,812,298
American Financial Group, Inc.	9,626	1,055,491
American International Group, Inc.	111,403	5,718,316
Arthur J Gallagher & Co.	23,198	2,209,146
Assurant, Inc.	7,227	947,315
Brown & Brown, Inc.	30,397	1,200,074
Cincinnati Financial Corp.	19,492	2,049,584
Fidelity National Financial, Inc.	33,835	1,534,417
First American Financial Corp.	13,707	799,392
Globe Life, Inc.	13,865	1,459,291
Hartford Financial Services Group, Inc.	47,052	2,859,350
Lincoln National Corp.	26,323	1,553,320
Loews Corp.	35,005	1,837,412
Markel Corp. (a)	1,766	2,018,838
Marsh & McLennan Cos., Inc.	65,166	7,260,144
MetLife, Inc.	104,155	5,308,780
Old Republic International Corp.	35,955	804,313
Principal Financial Group, Inc.	35,968	1,978,240
Progressive Corp.	74,774	5,412,890
Prudential Financial, Inc.	52,781	4,947,691
Reinsurance Group of America, Inc.	8,484	1,383,401
Travelers Cos., Inc.	33,044	4,525,376
Unum Group	28,411	828,465

See accompanying notes to financial statements.
12

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
WR Berkley Corp.	18,457	$ 1,275,379
		70,002,368
INTERACTIVE MEDIA & SERVICES — 3.4%
Alphabet, Inc. Class A (a)	38,733	51,878,593
Facebook, Inc. Class A (a)	307,164	63,045,411
IAC/InterActiveCorp (a)	9,910	2,468,680
Twitter, Inc. (a)	95,732	3,068,211
Zillow Group, Inc. Class A (a) (b)	6,188	283,039
		120,743,934
INTERNET & DIRECT MARKETING RETAIL — 3.6%
Amazon.com, Inc. (a)	56,622	104,628,397
Booking Holdings, Inc. (a)	5,491	11,277,031
eBay, Inc.	104,764	3,783,028
Etsy, Inc. (a)	15,460	684,878
Expedia Group, Inc.	16,082	1,739,107
GrubHub, Inc. (a) (b)	12,331	599,780
MercadoLibre, Inc. (a)	5,854	3,348,137
Wayfair, Inc. Class A (a) (b)	8,191	740,221
		126,800,579
IT SERVICES — 5.3%
Akamai Technologies, Inc. (a)	21,340	1,843,349
Alliance Data Systems Corp.	6,340	711,348
Amdocs, Ltd.	18,871	1,362,298
Automatic Data Processing, Inc.	56,243	9,589,432
Black Knight, Inc. (a)	17,988	1,159,866
Booz Allen Hamilton Holding Corp.	18,336	1,304,240
Broadridge Financial Solutions, Inc.	15,062	1,860,759
Cognizant Technology Solutions Corp. Class A	69,824	4,330,484
DXC Technology Co.	35,063	1,318,018
EPAM Systems, Inc. (a)	6,627	1,405,984
Euronet Worldwide, Inc. (a)	6,269	987,744
Fidelity National Information Services, Inc.	80,046	11,133,598
Fiserv, Inc. (a)	72,433	8,375,428
FleetCor Technologies, Inc. (a)	11,231	3,231,383
Gartner, Inc. (a)	11,772	1,814,065
Global Payments, Inc.	39,169	7,150,693
GoDaddy, Inc. Class A (a)	21,978	1,492,746
International Business Machines Corp.	114,087	15,292,222
Jack Henry & Associates, Inc.	9,695	1,412,271
Leidos Holdings, Inc.	18,547	1,815,566
Mastercard, Inc. Class A	115,054	34,353,974
Okta, Inc. (a)	13,246	1,528,191
Paychex, Inc.	41,970	3,569,968
PayPal Holdings, Inc. (a)	144,607	15,642,139
Sabre Corp.	32,705	733,900
Square, Inc. Class A (a)	42,295	2,645,975
Twilio, Inc. Class A (a) (b)	15,749	1,547,812
VeriSign, Inc. (a)	15,500	2,986,540
Visa, Inc. Class A	223,299	41,957,882
Western Union Co. (b)	57,212	1,532,137
Security Description	Shares	Value
WEX, Inc. (a)	5,619	$ 1,176,956
		185,266,968
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	15,251	1,610,658
Polaris, Inc.	7,209	733,155
		2,343,813
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	40,370	3,443,965
Avantor, Inc. (a)	70,956	1,287,851
Bio-Rad Laboratories, Inc. Class A (a)	110	40,703
Bio-Techne Corp.	5,011	1,099,965
Bruker Corp.	13,198	672,702
Charles River Laboratories International, Inc. (a)	5,674	866,760
Illumina, Inc. (a)	18,880	6,263,251
IQVIA Holdings, Inc. (a)	23,865	3,687,381
Mettler-Toledo International, Inc. (a)	3,140	2,490,899
PerkinElmer, Inc.	14,415	1,399,697
PRA Health Sciences, Inc. (a)	7,427	825,511
Thermo Fisher Scientific, Inc.	51,687	16,791,556
Waters Corp. (a)	8,724	2,038,363
		40,908,604
MACHINERY — 1.8%
AGCO Corp.	8,525	658,556
Allison Transmission Holdings, Inc.	16,147	780,223
Caterpillar, Inc.	72,190	10,661,019
Cummins, Inc.	19,758	3,535,892
Deere & Co.	40,944	7,093,958
Donaldson Co., Inc.	16,000	921,920
Dover Corp.	18,898	2,178,184
Flowserve Corp.	16,892	840,715
Fortive Corp.	38,739	2,959,272
Gardner Denver Holdings, Inc. (a) (b)	18,393	674,655
Graco, Inc.	21,903	1,138,956
IDEX Corp.	9,666	1,662,552
Illinois Tool Works, Inc.	42,281	7,594,936
Lincoln Electric Holdings, Inc.	7,737	748,400
Middleby Corp. (a)	6,922	758,097
Nordson Corp.	6,289	1,024,101
Oshkosh Corp.	9,280	878,352
PACCAR, Inc.	44,511	3,520,820
Parker-Hannifin Corp.	16,700	3,437,194
Snap-on, Inc.	7,001	1,185,969
Stanley Black & Decker, Inc.	19,873	3,293,751
Toro Co.	13,500	1,075,545
WABCO Holdings, Inc. (a)	6,611	895,791
Westinghouse Air Brake Technologies Corp.	21,891	1,703,120
Woodward, Inc.	6,901	817,354

See accompanying notes to financial statements.
13

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Xylem, Inc.	23,528	$ 1,853,771
		61,893,103
MEDIA — 0.6%
Cable One, Inc.	500	744,235
Charter Communications, Inc. Class A (a)	21,077	10,224,031
Comcast Corp. Class A	37,768	1,698,427
Discovery, Inc. Class A (a) (b)	17,745	580,971
DISH Network Corp. Class A (a)	29,203	1,035,830
Fox Corp. Class A	45,331	1,680,420
Fox Corp. Class B	20,965	763,126
Interpublic Group of Cos., Inc.	50,787	1,173,180
Liberty Broadband Corp. Class A (a)	3,492	434,964
Liberty Media Corp.-Liberty SiriusXM Class A (a)	13,227	639,393
News Corp. Class B	14,405	209,017
Omnicom Group, Inc.	27,758	2,248,953
Sirius XM Holdings, Inc. (b)	164,834	1,178,563
ViacomCBS, Inc. Class B	1,197	50,238
		22,661,348
METALS & MINING — 0.4%
Freeport-McMoRan, Inc.	187,369	2,458,281
Newmont Goldcorp Corp.	105,891	4,600,964
Nucor Corp.	40,284	2,267,184
Reliance Steel & Aluminum Co.	8,624	1,032,810
Royal Gold, Inc.	8,655	1,058,074
Steel Dynamics, Inc.	28,275	962,481
		12,379,794
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	65,117	1,151,269
Annaly Capital Management, Inc. REIT	187,463	1,765,901
New Residential Investment Corp. REIT (b)	57,711	929,724
Starwood Property Trust, Inc. REIT	33,160	824,358
		4,671,252
MULTI-UTILITIES — 1.1%
Ameren Corp.	30,951	2,377,037
CenterPoint Energy, Inc.	62,382	1,701,157
CMS Energy Corp.	36,183	2,273,740
Consolidated Edison, Inc.	44,127	3,992,170
Dominion Energy, Inc.	107,349	8,890,644
DTE Energy Co.	23,824	3,094,023
MDU Resources Group, Inc.	24,112	716,367
NiSource, Inc.	50,278	1,399,739
Public Service Enterprise Group, Inc.	65,483	3,866,771
Sempra Energy	35,069	5,312,252
WEC Energy Group, Inc.	39,955	3,685,050
		37,308,950
MULTILINE RETAIL — 0.5%
Dollar General Corp.	33,445	5,216,751
Dollar Tree, Inc. (a)	30,459	2,864,669
Security Description	Shares	Value
Kohl's Corp.	21,583	$ 1,099,654
Nordstrom, Inc. (b)	13,239	541,872
Target Corp.	65,485	8,395,832
		18,118,778
OIL, GAS & CONSUMABLE FUELS — 3.9%
Apache Corp.	49,834	1,275,252
Cabot Oil & Gas Corp.	56,585	985,145
Cheniere Energy, Inc. (a)	33,889	2,069,601
Chevron Corp.	245,333	29,565,080
Concho Resources, Inc.	26,303	2,303,354
ConocoPhillips	142,502	9,266,905
Devon Energy Corp.	47,270	1,227,602
Diamondback Energy, Inc.	21,280	1,976,061
EOG Resources, Inc.	74,644	6,252,181
Exxon Mobil Corp.	546,300	38,120,814
Hess Corp.	35,108	2,345,565
HollyFrontier Corp.	22,398	1,135,803
Kinder Morgan, Inc.	252,415	5,343,625
Marathon Oil Corp.	107,894	1,465,200
Marathon Petroleum Corp.	85,355	5,142,639
Noble Energy, Inc.	62,745	1,558,586
Occidental Petroleum Corp.	115,662	4,766,431
ONEOK, Inc.	52,389	3,964,276
Phillips 66	58,199	6,483,951
Pioneer Natural Resources Co.	21,685	3,282,458
Targa Resources Corp.	28,453	1,161,736
Valero Energy Corp.	52,973	4,960,921
Williams Cos., Inc.	156,783	3,718,893
		138,372,079
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	44,694	502,807
Estee Lauder Cos., Inc. Class A	28,988	5,987,182
		6,489,989
PHARMACEUTICALS — 4.4%
Bristol-Myers Squibb Co.	302,238	19,400,657
Catalent, Inc. (a)	17,390	979,057
Elanco Animal Health, Inc. (a)	48,262	1,421,316
Eli Lilly & Co.	109,119	14,341,510
Johnson & Johnson	341,078	49,753,048
Merck & Co., Inc.	330,695	30,076,710
Mylan NV (a)	63,855	1,283,486
Pfizer, Inc.	716,754	28,082,422
Zoetis, Inc.	61,344	8,118,878
		153,457,084
PROFESSIONAL SERVICES — 0.4%
CoStar Group, Inc. (a)	4,639	2,775,514
Equifax, Inc.	15,427	2,161,631
ManpowerGroup, Inc.	7,505	728,736
Nielsen Holdings PLC	48,057	975,557
Robert Half International, Inc.	15,256	963,416
TransUnion	24,513	2,098,558
Verisk Analytics, Inc.	21,065	3,145,847
		12,849,259

See accompanying notes to financial statements.
14

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	43,745	$ 2,681,131
Howard Hughes Corp. (a)	5,631	714,011
Jones Lang LaSalle, Inc.	5,968	1,038,969
		4,434,111
ROAD & RAIL — 1.1%
AMERCO	1,111	417,536
CSX Corp.	102,336	7,405,033
JB Hunt Transport Services, Inc.	11,174	1,304,900
Kansas City Southern	13,258	2,030,595
Knight-Swift Transportation Holdings, Inc. (b)	16,265	582,937
Lyft, Inc. Class A (a) (b)	24,797	1,066,767
Norfolk Southern Corp.	34,297	6,658,077
Old Dominion Freight Line, Inc.	9,536	1,809,742
Uber Technologies, Inc. (a)	94,152	2,800,080
Union Pacific Corp.	89,282	16,141,293
		40,216,960
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (a)	135,031	6,192,522
Analog Devices, Inc.	47,375	5,630,045
Applied Materials, Inc.	117,962	7,200,400
Broadcom, Inc.	50,096	15,831,338
Cree, Inc. (a)	13,240	611,026
Cypress Semiconductor Corp.	45,075	1,051,600
Entegris, Inc.	17,231	863,101
First Solar, Inc. (a) (b)	9,552	534,530
Intel Corp.	572,577	34,268,733
KLA Corp.	20,893	3,722,506
Lam Research Corp.	18,797	5,496,243
Maxim Integrated Products, Inc.	35,554	2,186,927
Mellanox Technologies, Ltd. (a)	6,419	752,178
Microchip Technology, Inc. (b)	29,297	3,067,982
Micron Technology, Inc. (a)	142,742	7,676,665
Monolithic Power Systems, Inc.	5,260	936,385
NVIDIA Corp.	75,547	17,776,209
ON Semiconductor Corp. (a)	53,240	1,297,991
Qorvo, Inc. (a)	15,668	1,821,092
QUALCOMM, Inc.	146,915	12,962,310
Skyworks Solutions, Inc.	22,895	2,767,548
Teradyne, Inc.	22,799	1,554,664
Texas Instruments, Inc.	120,107	15,408,527
Universal Display Corp.	5,578	1,149,458
Xilinx, Inc.	32,160	3,144,283
		153,904,263
SOFTWARE — 7.8%
Adobe, Inc. (a)	62,291	20,544,195
Anaplan, Inc. (a)	12,285	643,734
ANSYS, Inc. (a)	10,785	2,776,167
Aspen Technology, Inc. (a)	9,244	1,117,877
Autodesk, Inc. (a)	28,211	5,175,590
Cadence Design Systems, Inc. (a)	36,908	2,559,939
Security Description	Shares	Value
CDK Global, Inc.	16,066	$ 878,489
Ceridian HCM Holding, Inc. (a) (b)	12,919	876,942
Citrix Systems, Inc.	16,802	1,863,342
Coupa Software, Inc. (a) (b)	7,936	1,160,640
DocuSign, Inc. (a)	15,015	1,112,762
Elastic NV (a)	3,971	255,335
Fair Isaac Corp. (a)	3,540	1,326,367
Fortinet, Inc. (a)	18,924	2,020,326
Guidewire Software, Inc. (a)	10,548	1,157,854
HubSpot, Inc. (a)	5,110	809,935
Intuit, Inc.	32,260	8,449,862
Microsoft Corp.	981,679	154,810,778
NortonLifeLock, Inc.	81,762	2,086,566
Oracle Corp.	275,712	14,607,222
Palo Alto Networks, Inc. (a)	12,418	2,871,662
Paycom Software, Inc. (a)	6,154	1,629,333
Proofpoint, Inc. (a)	7,427	852,471
PTC, Inc. (a)	13,913	1,041,945
RealPage, Inc. (a) (b)	10,109	543,359
RingCentral, Inc. Class A (a)	9,050	1,526,463
salesforce.com, Inc. (a)	109,140	17,750,530
ServiceNow, Inc. (a)	24,009	6,778,221
Slack Technologies, Inc. Class A (a) (b)	27,523	618,717
Splunk, Inc. (a)	19,599	2,935,342
SS&C Technologies Holdings, Inc.	27,397	1,682,176
Synopsys, Inc. (a)	19,428	2,704,378
Trade Desk, Inc. Class A (a) (b)	4,499	1,168,750
Tyler Technologies, Inc. (a)	5,072	1,521,701
VMware, Inc. Class A (a)	9,441	1,433,049
Workday, Inc. Class A (a)	21,525	3,539,786
Zendesk, Inc. (a)	13,913	1,066,153
Zscaler, Inc. (a) (b)	8,358	388,647
		274,286,605
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	9,464	1,515,754
AutoZone, Inc. (a)	3,151	3,753,818
Best Buy Co., Inc.	30,521	2,679,744
Burlington Stores, Inc. (a)	8,819	2,010,997
CarMax, Inc. (a)	22,082	1,935,929
Five Below, Inc. (a)	6,469	827,126
Gap, Inc.	30,717	543,077
Home Depot, Inc.	141,450	30,889,851
Lowe's Cos., Inc.	99,155	11,874,803
O'Reilly Automotive, Inc. (a)	9,657	4,232,277
Ross Stores, Inc.	46,437	5,406,195
Tiffany & Co.	15,750	2,104,987
TJX Cos., Inc.	158,469	9,676,117
Tractor Supply Co.	15,398	1,438,789
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,884	1,742,616
		80,632,080
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.3%
Apple, Inc.	584,565	171,657,512

See accompanying notes to financial statements.
15

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Dell Technologies, Inc. Class C (a)	29,189	$ 1,500,023
Hewlett Packard Enterprise Co.	170,635	2,706,271
HP, Inc.	187,808	3,859,455
NetApp, Inc.	31,229	1,944,005
Western Digital Corp.	37,558	2,383,806
Xerox Holdings Corp.	28,907	1,065,801
		185,116,873
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Columbia Sportswear Co.	3,684	369,100
Hanesbrands, Inc. (b)	45,565	676,640
Lululemon Athletica, Inc. (a)	15,343	3,554,513
NIKE, Inc. Class B	155,977	15,802,030
PVH Corp.	9,778	1,028,157
Tapestry, Inc.	36,708	990,015
Under Armour, Inc. Class A (a) (b)	23,029	497,426
VF Corp.	50,786	5,061,333
		27,979,214
THRIFTS & MORTGAGE FINANCE — 0.0% (c)
New York Community Bancorp, Inc.	59,933	720,395
TOBACCO — 0.8%
Altria Group, Inc.	243,252	12,140,707
Philip Morris International, Inc.	202,199	17,205,113
		29,345,820
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	75,346	2,784,035
HD Supply Holdings, Inc. (a)	22,615	909,575
United Rentals, Inc. (a)	10,183	1,698,219
W.W. Grainger, Inc.	5,851	1,980,680
Watsco, Inc.	3,858	695,019
		8,067,528
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	23,951	2,942,380
Security Description	Shares	Value
Aqua America, Inc.	29,765	$ 1,397,169
		4,339,549
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (a)	39,752	3,117,352
TOTAL COMMON STOCKS (Cost $3,201,896,220)		3,500,213,082
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	3,293,900	3,294,230
State Street Navigator Securities Lending Portfolio II (f) (g)	5,894,871	5,894,871
TOTAL SHORT-TERM INVESTMENTS (Cost $9,189,048)		9,189,101
TOTAL INVESTMENTS — 100.0% (Cost $3,211,085,268)		3,509,402,183
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (c)		(1,490,968)
NET ASSETS — 100.0%		$ 3,507,911,215
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	28	03/20/2020	$4,449,596	$4,523,540	$73,944
E-Mini Russell 1000 Index (long)	4	03/20/2020	347,433	356,980	9,547
Total unrealized appreciation/depreciation on open futures contracts.					$83,491
During the period ended December 31, 2019, average notional value related to futures contracts was $4,583,731or less than 0.5% of net assets.
See accompanying notes to financial statements.
16

SPDR PORTFOLIO S&P 500 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,500,213,082	$—	$—	$3,500,213,082
Short-Term Investments	9,189,101	—	—	9,189,101
TOTAL INVESTMENTS	$3,509,402,183	$—	$—	$3,509,402,183
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	83,491	—	—	83,491
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 83,491	$—	$—	$ 83,491
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,509,485,674	$—	$—	$3,509,485,674
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 54,849,040	$ 51,554,586	$(277)	$53	3,293,900	$3,294,230	$25,920
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,064,633	4,064,633	11,904,096	15,968,729	—	—	—	—	12,456
State Street Navigator Securities Lending Portfolio II	—	—	33,114,272	27,219,401	—	—	5,894,871	5,894,871	7,024
State Street Navigator Securities Lending Portfolio III	2,442,518	2,442,518	26,493,677	28,936,195	—	—	—	—	4,404
Total		$6,507,151	$126,361,085	$123,678,911	$(277)	$53		$9,189,101	$49,804
See accompanying notes to financial statements.
17

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	24,113	$ 1,087,496
Aerojet Rocketdyne Holdings, Inc. (a)	52,420	2,393,497
AeroVironment, Inc. (a)	16,165	998,027
Axon Enterprise, Inc. (a) (b)	43,077	3,156,683
Cubic Corp.	22,551	1,433,567
Curtiss-Wright Corp.	31,044	4,373,789
Mercury Systems, Inc. (a)	40,252	2,781,816
Moog, Inc. Class A	23,302	1,988,360
National Presto Industries, Inc. (b)	3,573	315,817
Park Aerospace Corp.	14,632	238,063
Teledyne Technologies, Inc. (a)	26,665	9,240,489
Triumph Group, Inc.	37,596	950,051
		28,957,655
AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	19,747	544,425
Echo Global Logistics, Inc. (a)	21,117	437,122
Forward Air Corp.	20,778	1,453,421
Hub Group, Inc. Class A (a)	24,837	1,273,890
XPO Logistics, Inc. (a) (b)	68,003	5,419,839
		9,128,697
AIRLINES — 0.5%
Allegiant Travel Co.	9,495	1,652,510
Hawaiian Holdings, Inc.	35,147	1,029,456
JetBlue Airways Corp. (a)	210,917	3,948,366
SkyWest, Inc.	36,473	2,357,250
		8,987,582
AUTO COMPONENTS — 1.6%
Adient PLC (a)	64,742	1,375,767
American Axle & Manufacturing Holdings, Inc. (a)	80,150	862,414
Cooper Tire & Rubber Co.	35,957	1,033,764
Cooper-Standard Holdings, Inc. (a)	12,630	418,811
Dana, Inc.	104,041	1,893,546
Delphi Technologies PLC (a)	64,753	830,781
Dorman Products, Inc. (a)	21,675	1,641,231
Fox Factory Holding Corp. (a)	27,958	1,945,038
Garrett Motion, Inc. (a)	56,885	568,281
Gentex Corp.	184,882	5,357,880
Gentherm, Inc. (a)	24,525	1,088,665
Goodyear Tire & Rubber Co.	168,513	2,621,220
LCI Industries	18,054	1,934,125
Lear Corp.	40,066	5,497,055
Motorcar Parts of America, Inc. (a)	14,528	320,052
Standard Motor Products, Inc.	14,923	794,202
Visteon Corp. (a) (b)	20,737	1,795,617
		29,978,449
AUTOMOBILES — 0.2%
Thor Industries, Inc. (b)	40,357	2,998,121
Security Description	Shares	Value
Winnebago Industries, Inc. (b)	25,013	$ 1,325,189
		4,323,310
BANKS — 8.0%
Allegiance Bancshares, Inc. (a) (b)	14,436	542,794
Ameris Bancorp	48,538	2,064,806
Associated Banc-Corp.	115,449	2,544,496
Banc of California, Inc.	33,103	568,710
BancorpSouth Bank	69,397	2,179,760
Bank of Hawaii Corp.	29,167	2,775,532
Bank OZK	88,677	2,705,092
Banner Corp.	27,573	1,560,356
Berkshire Hills Bancorp, Inc.	30,813	1,013,131
Boston Private Financial Holdings, Inc.	60,908	732,723
Brookline Bancorp, Inc.	58,182	957,676
Cadence BanCorp	95,419	1,729,946
Cathay General Bancorp	54,760	2,083,618
Central Pacific Financial Corp.	21,168	626,149
City Holding Co.	12,269	1,005,445
Columbia Banking System, Inc.	52,186	2,123,187
Commerce Bancshares, Inc.	75,392	5,122,132
Community Bank System, Inc.	38,071	2,700,757
Cullen/Frost Bankers, Inc.	41,360	4,044,181
Customers Bancorp, Inc. (a)	20,552	489,343
CVB Financial Corp.	96,285	2,077,830
Dime Community Bancshares, Inc.	23,718	495,469
Eagle Bancorp, Inc.	24,083	1,171,156
East West Bancorp, Inc.	105,879	5,156,307
First BanCorp	161,625	1,711,609
First Commonwealth Financial Corp.	73,272	1,063,177
First Financial Bancorp	73,287	1,864,421
First Financial Bankshares, Inc. (b)	98,594	3,460,649
First Horizon National Corp.	226,000	3,742,560
First Midwest Bancorp, Inc.	81,243	1,873,464
FNB Corp.	235,754	2,994,076
Franklin Financial Network, Inc.	10,432	358,131
Fulton Financial Corp.	118,755	2,069,900
Glacier Bancorp, Inc.	62,139	2,857,773
Great Western Bancorp, Inc.	41,750	1,450,395
Hancock Whitney Corp.	63,648	2,792,874
Hanmi Financial Corp.	22,044	440,770
Heritage Financial Corp.	26,079	738,036
Home BancShares, Inc.	112,269	2,207,208
Hope Bancorp, Inc.	91,234	1,355,737
Independent Bank Corp. (Massachusetts)	24,865	2,070,011
International Bancshares Corp.	41,455	1,785,467
National Bank Holdings Corp. Class A	23,663	833,411
NBT Bancorp, Inc.	32,536	1,319,660
OFG Bancorp	38,926	919,043
Old National Bancorp	123,053	2,250,639
Opus Bank	15,326	396,484
Pacific Premier Bancorp, Inc.	42,791	1,395,201
PacWest Bancorp	87,885	3,363,359

See accompanying notes to financial statements.
18

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Pinnacle Financial Partners, Inc.	52,240	$ 3,343,360
Preferred Bank	10,054	604,145
Prosperity Bancshares, Inc.	68,674	4,936,974
S&T Bancorp, Inc.	28,655	1,154,510
Seacoast Banking Corp. of Florida (a)	38,216	1,168,263
ServisFirst Bancshares, Inc.	33,705	1,270,004
Signature Bank	39,474	5,392,543
Simmons First National Corp. Class A	82,449	2,208,809
Southside Bancshares, Inc.	22,708	843,375
Sterling Bancorp	147,444	3,108,119
Synovus Financial Corp.	107,379	4,209,257
TCF Financial Corp.	111,545	5,220,306
Texas Capital Bancshares, Inc. (a)	37,052	2,103,442
Tompkins Financial Corp.	9,030	826,245
Triumph Bancorp, Inc. (a)	17,401	661,586
Trustmark Corp.	47,393	1,635,532
UMB Financial Corp.	31,258	2,145,549
Umpqua Holdings Corp.	159,696	2,826,619
United Bankshares, Inc.	73,610	2,845,763
United Community Banks, Inc.	57,034	1,761,210
Valley National Bancorp	284,492	3,257,433
Veritex Holdings, Inc.	33,856	986,225
Webster Financial Corp.	66,869	3,568,130
Westamerica Bancorporation	19,784	1,340,762
Wintrust Financial Corp.	42,134	2,987,301
		152,190,113
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a) (b)	6,669	2,519,882
Coca-Cola Consolidated, Inc.	3,469	985,369
MGP Ingredients, Inc. (b)	9,911	480,188
National Beverage Corp. (a) (b)	9,068	462,649
		4,448,088
BIOTECHNOLOGY — 1.5%
Acorda Therapeutics, Inc. (a) (b)	30,830	62,893
AMAG Pharmaceuticals, Inc. (a) (b)	26,634	324,136
Anika Therapeutics, Inc. (a)	10,462	542,455
Arrowhead Pharmaceuticals, Inc. (a) (b)	73,546	4,665,023
Cytokinetics, Inc. (a) (b)	45,246	480,060
Eagle Pharmaceuticals, Inc. (a) (b)	7,451	447,656
Emergent BioSolutions, Inc. (a)	32,599	1,758,716
Enanta Pharmaceuticals, Inc. (a)	11,672	721,096
Exelixis, Inc. (a)	220,753	3,889,668
Ligand Pharmaceuticals, Inc. (a) (b)	12,705	1,325,004
Medicines Co. (a) (b)	53,756	4,566,035
Momenta Pharmaceuticals, Inc. (a)	82,834	1,634,315
Myriad Genetics, Inc. (a)	55,537	1,512,272
Progenics Pharmaceuticals, Inc. (a) (b)	62,350	317,361
REGENXBIO, Inc. (a) (b)	23,573	965,786
Security Description	Shares	Value
Spectrum Pharmaceuticals, Inc. (a)	82,356	$ 299,776
United Therapeutics Corp. (a)	31,846	2,804,996
Vanda Pharmaceuticals, Inc. (a) (b)	40,266	660,765
Xencor, Inc. (a) (b)	36,384	1,251,246
		28,229,259
BUILDING PRODUCTS — 1.5%
AAON, Inc.	30,222	1,493,269
American Woodmark Corp. (a)	11,524	1,204,373
Apogee Enterprises, Inc.	19,737	641,453
Gibraltar Industries, Inc. (a)	23,572	1,188,972
Griffon Corp.	30,869	627,567
Insteel Industries, Inc.	14,011	301,096
Lennox International, Inc.	25,624	6,251,487
Owens Corning	79,118	5,152,164
Patrick Industries, Inc.	15,981	837,884
PGT Innovations, Inc. (a)	44,306	660,602
Quanex Building Products Corp.	24,549	419,297
Resideo Technologies, Inc. (a)	92,504	1,103,573
Simpson Manufacturing Co., Inc.	29,177	2,340,871
Trex Co., Inc. (a) (b)	42,381	3,809,204
Universal Forest Products, Inc.	44,405	2,118,118
		28,149,930
CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc.	35,738	3,028,438
Blucora, Inc. (a)	36,656	958,188
Donnelley Financial Solutions, Inc. (a)	23,230	243,218
Eaton Vance Corp.	82,167	3,836,377
Evercore, Inc. Class A	28,260	2,112,717
FactSet Research Systems, Inc. (b)	27,739	7,442,374
Federated Investors, Inc. Class B	69,600	2,268,264
Greenhill & Co., Inc.	11,758	200,827
Interactive Brokers Group, Inc. Class A (b)	55,662	2,594,962
INTL. FCStone, Inc. (a)	12,117	591,673
Janus Henderson Group PLC (b)	113,437	2,773,535
Legg Mason, Inc.	59,075	2,121,383
Piper Jaffray Cos.	10,599	847,284
SEI Investments Co.	92,308	6,044,328
Stifel Financial Corp.	49,833	3,022,371
Virtus Investment Partners, Inc.	4,861	591,681
Waddell & Reed Financial, Inc. Class A (b)	50,237	839,963
WisdomTree Investments, Inc.	89,757	434,424
		39,952,007
CHEMICALS — 2.6%
AdvanSix, Inc. (a)	20,699	413,152
American Vanguard Corp.	20,173	392,768
Ashland Global Holdings, Inc.	43,707	3,344,897
Balchem Corp.	23,327	2,370,723
Cabot Corp.	41,217	1,958,632
Chemours Co. (b)	118,322	2,140,445
Ferro Corp. (a)	59,394	880,813
FutureFuel Corp.	19,593	242,757

See accompanying notes to financial statements.
19

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
GCP Applied Technologies, Inc. (a)	39,911	$ 906,379
Hawkins, Inc.	7,351	336,749
HB Fuller Co.	37,835	1,951,151
Ingevity Corp. (a)	30,333	2,650,498
Innophos Holdings, Inc.	14,103	451,014
Innospec, Inc.	18,046	1,866,678
Koppers Holdings, Inc. (a)	16,172	618,094
Kraton Corp. (a)	23,561	596,565
Livent Corp. (a) (b)	103,689	886,541
LSB Industries, Inc. (a) (b)	12,342	51,836
Minerals Technologies, Inc.	25,088	1,445,822
NewMarket Corp.	5,364	2,609,693
Olin Corp.	115,523	1,992,772
PolyOne Corp.	55,595	2,045,340
Quaker Chemical Corp. (b)	9,334	1,535,630
Rayonier Advanced Materials, Inc.	37,599	144,380
RPM International, Inc.	94,865	7,281,837
Scotts Miracle-Gro Co.	28,720	3,049,490
Sensient Technologies Corp.	30,935	2,044,494
Stepan Co.	14,390	1,474,112
Tredegar Corp.	17,449	389,985
Trinseo SA	28,149	1,047,424
Valvoline, Inc.	136,647	2,925,612
		50,046,283
COMMERCIAL SERVICES & SUPPLIES — 2.0%
ABM Industries, Inc.	48,027	1,811,098
Brady Corp. Class A	36,810	2,107,741
Brink's Co.	36,348	3,296,037
Clean Harbors, Inc. (a)	37,769	3,238,692
Deluxe Corp.	30,397	1,517,418
Harsco Corp. (a)	58,006	1,334,718
Healthcare Services Group, Inc. (b)	55,156	1,341,394
Herman Miller, Inc.	42,673	1,777,330
HNI Corp.	31,916	1,195,573
Interface, Inc.	43,394	719,907
KAR Auction Services, Inc. (b)	93,084	2,028,300
Matthews International Corp. Class A	23,518	897,682
Mobile Mini, Inc.	31,676	1,200,837
MSA Safety, Inc.	25,854	3,266,911
Pitney Bowes, Inc. (b)	123,159	496,331
RR Donnelley & Sons Co. (b)	48,776	192,665
Stericycle, Inc. (a) (b)	66,264	4,228,306
Team, Inc. (a)	23,148	369,674
Tetra Tech, Inc.	39,611	3,412,884
UniFirst Corp.	11,128	2,247,633
US Ecology, Inc.	18,166	1,051,993
Viad Corp.	15,118	1,020,465
		38,753,589
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	36,908	365,020
Applied Optoelectronics, Inc. (a) (b)	14,706	174,707
CalAmp Corp. (a)	21,876	209,572
Security Description	Shares	Value
Ciena Corp. (a)	112,440	$ 4,800,063
Comtech Telecommunications Corp.	18,269	648,367
Digi International, Inc. (a)	20,780	368,222
Extreme Networks, Inc. (a)	92,084	678,659
Harmonic, Inc. (a)	65,147	508,147
InterDigital, Inc.	22,781	1,241,337
Lumentum Holdings, Inc. (a)	56,590	4,487,587
NETGEAR, Inc. (a)	23,123	566,745
NetScout Systems, Inc. (a)	47,256	1,137,452
Plantronics, Inc. (b)	23,606	645,388
ViaSat, Inc. (a)	41,862	3,064,089
Viavi Solutions, Inc. (a)	166,475	2,497,125
		21,392,480
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	114,778	4,950,375
Aegion Corp. (a)	22,958	513,570
Arcosa, Inc.	34,952	1,557,112
Comfort Systems USA, Inc.	27,428	1,367,286
Dycom Industries, Inc. (a)	23,469	1,106,563
EMCOR Group, Inc.	40,798	3,520,867
Fluor Corp.	104,062	1,964,691
Granite Construction, Inc. (b)	34,231	947,172
MasTec, Inc. (a)	43,697	2,803,600
MYR Group, Inc. (a)	12,626	411,481
Valmont Industries, Inc.	15,570	2,332,075
		21,474,792
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	30,164	2,734,668
US Concrete, Inc. (a)	11,807	491,880
		3,226,548
CONSUMER FINANCE — 0.6%
Encore Capital Group, Inc. (a) (b)	19,451	687,788
Enova International, Inc. (a)	24,484	589,085
EZCORP, Inc. Class A (a) (b)	39,606	270,113
FirstCash, Inc.	30,968	2,496,950
Green Dot Corp. Class A (a)	35,927	837,099
Navient Corp.	141,496	1,935,665
PRA Group, Inc. (a)	33,744	1,224,907
SLM Corp.	306,067	2,727,057
World Acceptance Corp. (a) (b)	3,882	335,405
		11,104,069
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	46,742	5,404,310
Greif, Inc. Class A	19,067	842,761
Myers Industries, Inc.	26,198	436,983
O-I Glass, Inc.	111,993	1,336,076
Silgan Holdings, Inc.	55,944	1,738,740
Sonoco Products Co.	72,765	4,491,056
		14,249,926
DISTRIBUTORS — 0.4%
Core-Mark Holding Co., Inc.	34,140	928,267

See accompanying notes to financial statements.
20

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Pool Corp.	29,166	$ 6,194,275
		7,122,542
DIVERSIFIED CONSUMER SERVICES — 1.0%
Adtalem Global Education, Inc. (a)	38,868	1,359,214
American Public Education, Inc. (a)	10,586	289,951
Graham Holdings Co. Class B	3,226	2,061,382
Grand Canyon Education, Inc. (a)	35,031	3,355,620
Perdoceo Education Corp. (a)	50,955	937,062
Regis Corp. (a)	17,632	315,084
Service Corp. International	133,048	6,124,199
Strategic Education, Inc.	15,918	2,529,370
WW International, Inc. (a)	34,486	1,317,710
		18,289,592
DIVERSIFIED FINANCIAL SERVICES — 0.3%
FGL Holdings (b)	97,340	1,036,671
Jefferies Financial Group, Inc.	182,946	3,909,556
		4,946,227
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	8,261	457,577
Cincinnati Bell, Inc. (a) (b)	39,747	416,151
Cogent Communications Holdings, Inc.	30,731	2,022,407
Consolidated Communications Holdings, Inc. (b)	51,970	201,644
Iridium Communications, Inc. (a) (b)	70,049	1,726,007
Vonage Holdings Corp. (a)	168,093	1,245,569
		6,069,355
ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	37,457	3,040,385
El Paso Electric Co.	29,788	2,022,307
Hawaiian Electric Industries, Inc.	79,098	3,706,532
IDACORP, Inc.	36,597	3,908,560
OGE Energy Corp.	146,457	6,512,943
PNM Resources, Inc.	57,768	2,929,415
		22,120,142
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	28,801	3,974,538
AZZ, Inc.	19,034	874,612
Encore Wire Corp.	15,467	887,806
EnerSys	30,568	2,287,403
Hubbell, Inc.	40,065	5,922,408
nVent Electric PLC	112,864	2,887,061
Powell Industries, Inc.	6,931	339,550
Regal Beloit Corp.	29,810	2,552,034
Vicor Corp. (a) (b)	14,098	658,659
		20,384,071
Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Anixter International, Inc. (a)	21,897	$ 2,016,714
Arlo Technologies, Inc. (a)	59,841	251,931
Arrow Electronics, Inc. (a)	59,612	5,051,521
Avnet, Inc.	73,671	3,126,597
Badger Meter, Inc.	21,696	1,408,721
Bel Fuse, Inc. Class B	7,616	156,128
Belden, Inc.	28,664	1,576,520
Benchmark Electronics, Inc.	27,350	939,746
Cognex Corp.	125,030	7,006,681
Coherent, Inc. (a) (b)	17,794	2,960,032
CTS Corp.	24,329	730,113
Daktronics, Inc.	30,152	183,626
ePlus, Inc. (a)	9,751	821,912
Fabrinet (a)	26,752	1,734,600
FARO Technologies, Inc. (a)	13,188	664,016
II-VI, Inc. (a) (b)	63,354	2,133,129
Insight Enterprises, Inc. (a)	25,891	1,819,878
Itron, Inc. (a)	25,688	2,156,507
Jabil, Inc.	100,911	4,170,652
KEMET Corp.	41,683	1,127,525
Knowles Corp. (a)	63,704	1,347,339
Littelfuse, Inc.	17,739	3,393,471
Methode Electronics, Inc.	27,576	1,085,116
MTS Systems Corp.	12,721	610,990
National Instruments Corp.	85,644	3,626,167
OSI Systems, Inc. (a)	12,454	1,254,616
Plexus Corp. (a)	21,735	1,672,291
Rogers Corp. (a)	13,819	1,723,644
Sanmina Corp. (a)	51,754	1,772,057
ScanSource, Inc. (a)	18,790	694,290
SYNNEX Corp.	29,720	3,827,936
Tech Data Corp. (a)	25,705	3,691,238
Trimble, Inc. (a)	182,388	7,603,756
TTM Technologies, Inc. (a)	71,925	1,082,471
Vishay Intertechnology, Inc.	95,727	2,038,028
		75,459,959
ENERGY EQUIPMENT & SERVICES — 1.0%
Apergy Corp. (a)	57,592	1,945,458
Archrock, Inc.	96,673	970,597
Core Laboratories NV	32,993	1,242,846
Diamond Offshore Drilling, Inc. (a) (b)	49,642	356,926
DMC Global, Inc. (b)	10,890	489,397
Dril-Quip, Inc. (a)	27,060	1,269,385
Era Group, Inc. (a)	15,589	158,540
Exterran Corp. (a)	20,708	162,144
Geospace Technologies Corp. (a)	10,131	169,897
Helix Energy Solutions Group, Inc. (a)	105,901	1,019,827
KLX Energy Services Holdings, Inc. (a)	17,665	113,763
Matrix Service Co. (a)	20,639	472,220
McDermott International, Inc. (a) (b)	139,313	94,259

See accompanying notes to financial statements.
21

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Nabors Industries, Ltd.	250,530	$ 721,526
Newpark Resources, Inc. (a)	68,973	432,461
Noble Corp. PLC (a) (b)	186,310	227,298
Oceaneering International, Inc. (a)	73,551	1,096,645
Oil States International, Inc. (a)	42,671	695,964
Patterson-UTI Energy, Inc.	140,165	1,471,732
ProPetro Holding Corp. (a)	63,266	711,742
RPC, Inc. (b)	35,240	184,658
SEACOR Holdings, Inc. (a)	13,206	569,839
TETRA Technologies, Inc. (a)	93,282	182,833
Transocean, Ltd. (a) (b)	416,757	2,867,288
US Silica Holdings, Inc. (b)	55,797	343,152
Valaris PLC (b)	150,374	986,453
		18,956,850
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (b)	77,256	2,615,116
Glu Mobile, Inc. (a)	79,760	482,548
Marcus Corp.	17,228	547,333
World Wrestling Entertainment, Inc. Class A (b)	34,353	2,228,479
		5,873,476
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.6%
Acadia Realty Trust REIT	65,117	1,688,484
Agree Realty Corp. REIT	31,143	2,185,304
Alexander & Baldwin, Inc. REIT	50,561	1,059,759
American Assets Trust, Inc. REIT	34,636	1,589,792
American Campus Communities, Inc. REIT	99,876	4,697,168
Armada Hoffler Properties, Inc. REIT	39,836	730,991
Brixmor Property Group, Inc. REIT	216,547	4,679,581
Camden Property Trust REIT	70,855	7,517,716
CareTrust REIT, Inc.	68,844	1,420,252
CBL & Associates Properties, Inc. REIT (b)	132,829	139,470
Cedar Realty Trust, Inc. REIT	63,418	187,083
Chatham Lodging Trust REIT	35,499	651,052
Community Healthcare Trust, Inc. REIT	13,548	580,667
CoreCivic, Inc. REIT	88,609	1,540,024
CoreSite Realty Corp. REIT	27,415	3,073,770
Corporate Office Properties Trust REIT	81,196	2,385,539
Cousins Properties, Inc. REIT	106,656	4,394,227
CyrusOne, Inc. REIT	82,340	5,387,506
DiamondRock Hospitality Co. REIT	148,882	1,649,613
Diversified Healthcare Trust REIT	176,856	1,492,665
Douglas Emmett, Inc. REIT	119,917	5,264,356
Easterly Government Properties, Inc. REIT	52,943	1,256,337
EastGroup Properties, Inc. REIT	28,387	3,766,103
EPR Properties REIT	57,237	4,043,222
Security Description	Shares	Value
Essential Properties Realty Trust, Inc. REIT (b)	60,823	$ 1,509,019
First Industrial Realty Trust, Inc. REIT	92,257	3,829,588
Four Corners Property Trust, Inc. REIT	50,167	1,414,208
Franklin Street Properties Corp. REIT	77,656	664,735
GEO Group, Inc. REIT	87,374	1,451,282
Getty Realty Corp. REIT	25,500	838,185
Global Net Lease, Inc. REIT	67,285	1,364,540
Healthcare Realty Trust, Inc. REIT	98,996	3,303,497
Hersha Hospitality Trust REIT	25,980	378,009
Highwoods Properties, Inc. REIT	75,293	3,682,581
Independence Realty Trust, Inc. REIT	67,061	944,219
Industrial Logistics Properties Trust REIT	48,340	1,083,783
Innovative Industrial Properties, Inc. REIT (b)	8,602	652,634
iStar, Inc. REIT	43,979	638,135
JBG SMITH Properties REIT (b)	85,687	3,418,054
Kilroy Realty Corp. REIT	71,751	6,019,909
Kite Realty Group Trust REIT	62,430	1,219,258
Lamar Advertising Co. Class A REIT	62,609	5,588,479
Lexington Realty Trust REIT	184,174	1,955,928
Liberty Property Trust REIT	115,419	6,930,911
Life Storage, Inc. REIT	33,873	3,667,768
LTC Properties, Inc. REIT	29,694	1,329,400
Macerich Co. REIT (b)	79,732	2,146,385
Mack-Cali Realty Corp. REIT	67,672	1,565,253
Medical Properties Trust, Inc. REIT	380,214	8,026,318
National Retail Properties, Inc. REIT	125,515	6,730,114
National Storage Affiliates Trust REIT	42,736	1,436,784
Office Properties Income Trust REIT	35,165	1,130,203
Omega Healthcare Investors, Inc. REIT (b)	160,749	6,807,720
Park Hotels & Resorts, Inc. REIT	174,046	4,502,570
Pebblebrook Hotel Trust REIT (b)	94,666	2,537,995
Pennsylvania Real Estate Investment Trust (b)	38,176	203,478
PotlatchDeltic Corp. REIT	48,639	2,104,610
PS Business Parks, Inc. REIT	14,503	2,391,110
Rayonier, Inc. REIT	93,822	3,073,609
Retail Opportunity Investments Corp. REIT	85,996	1,518,689
RPT Realty REIT	58,436	878,877
Sabra Health Care REIT, Inc.	141,618	3,022,128
Safehold, Inc. REIT	9,150	368,745
Saul Centers, Inc. REIT	8,923	470,956
Service Properties Trust REIT	119,329	2,903,275
Spirit Realty Capital, Inc. REIT	72,379	3,559,599

See accompanying notes to financial statements.
22

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Summit Hotel Properties, Inc. REIT (b)	76,645	$ 945,799
Tanger Factory Outlet Centers, Inc. REIT (b)	69,556	1,024,560
Taubman Centers, Inc. REIT	44,089	1,370,727
Uniti Group, Inc. REIT (b)	138,435	1,136,551
Universal Health Realty Income Trust REIT	9,467	1,111,047
Urban Edge Properties REIT	85,634	1,642,460
Urstadt Biddle Properties, Inc. Class A REIT	23,040	572,314
Washington Prime Group, Inc. REIT (b)	140,665	512,021
Washington Real Estate Investment Trust	59,509	1,736,473
Weingarten Realty Investors REIT	87,711	2,740,092
Whitestone REIT (b)	30,358	413,476
Xenia Hotels & Resorts, Inc. REIT	83,777	1,810,421
		183,659,162
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	23,465	593,195
BJ's Wholesale Club Holdings, Inc. (a) (b)	90,295	2,053,308
Casey's General Stores, Inc.	26,717	4,247,736
Chefs' Warehouse, Inc. (a)	19,478	742,306
PriceSmart, Inc.	16,540	1,174,671
SpartanNash Co.	27,945	397,937
Sprouts Farmers Market, Inc. (a)	85,241	1,649,413
United Natural Foods, Inc. (a)	39,510	346,108
		11,204,674
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	47,675	854,813
Calavo Growers, Inc. (b)	11,950	1,082,551
Cal-Maine Foods, Inc.	22,135	946,271
Darling Ingredients, Inc. (a)	118,776	3,335,230
Flowers Foods, Inc.	141,641	3,079,275
Fresh Del Monte Produce, Inc.	22,632	791,667
Hain Celestial Group, Inc. (a) (b)	59,750	1,550,811
Ingredion, Inc.	48,545	4,512,258
J&J Snack Foods Corp.	11,038	2,033,972
John B Sanfilippo & Son, Inc.	6,241	569,678
Lancaster Colony Corp.	14,300	2,289,430
Pilgrim's Pride Corp. (a)	38,808	1,269,604
Post Holdings, Inc. (a)	48,655	5,308,260
Sanderson Farms, Inc.	14,247	2,510,606
Seneca Foods Corp. Class A (a)	5,402	220,348
Tootsie Roll Industries, Inc. (b)	12,570	429,140
TreeHouse Foods, Inc. (a)	40,627	1,970,410
		32,754,324
GAS UTILITIES — 1.4%
National Fuel Gas Co.	62,570	2,912,008
New Jersey Resources Corp.	70,365	3,136,168
Northwest Natural Holding Co.	22,452	1,655,386
ONE Gas, Inc.	38,256	3,579,614
South Jersey Industries, Inc. (b)	66,834	2,204,185
Security Description	Shares	Value
Southwest Gas Holdings, Inc.	39,646	$ 3,011,907
Spire, Inc.	36,980	3,080,804
UGI Corp.	152,951	6,907,267
		26,487,339
HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
AngioDynamics, Inc. (a)	28,429	455,148
Avanos Medical, Inc. (a)	35,446	1,194,530
Cantel Medical Corp. (b)	27,293	1,935,074
Cardiovascular Systems, Inc. (a)	25,268	1,227,772
CONMED Corp.	20,984	2,346,641
CryoLife, Inc. (a)	27,102	734,193
Cutera, Inc. (a)	10,666	381,949
Globus Medical, Inc. Class A (a)	55,903	3,291,569
Haemonetics Corp. (a)	37,389	4,295,996
Heska Corp. (a)	5,293	507,810
Hill-Rom Holdings, Inc.	49,147	5,579,659
ICU Medical, Inc. (a)	13,908	2,602,465
Inogen, Inc. (a) (b)	13,521	923,890
Integer Holdings Corp. (a)	23,977	1,928,470
Integra LifeSciences Holdings Corp. (a)	51,720	3,014,242
Invacare Corp.	25,425	229,334
Lantheus Holdings, Inc. (a)	29,336	601,681
LeMaitre Vascular, Inc. (b)	12,251	440,423
LivaNova PLC (a)	35,045	2,643,444
Masimo Corp. (a)	36,153	5,714,343
Meridian Bioscience, Inc.	32,631	318,805
Merit Medical Systems, Inc. (a)	39,684	1,238,935
Mesa Laboratories, Inc. (b)	3,046	759,672
Natus Medical, Inc. (a)	25,821	851,835
Neogen Corp. (a)	38,016	2,480,924
NuVasive, Inc. (a)	38,201	2,954,465
OraSure Technologies, Inc. (a)	47,417	380,759
Orthofix Medical, Inc. (a)	14,280	659,450
Penumbra, Inc. (a) (b)	23,366	3,838,333
Surmodics, Inc. (a)	10,192	422,255
Tactile Systems Technology, Inc. (a)	14,486	977,950
Varex Imaging Corp. (a)	27,401	816,824
West Pharmaceutical Services, Inc.	53,929	8,107,147
		63,855,987
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (a) (b)	64,076	2,128,605
Addus HomeCare Corp. (a)	9,782	951,006
Amedisys, Inc. (a)	23,412	3,907,931
AMN Healthcare Services, Inc. (a)	33,764	2,103,835
BioTelemetry, Inc. (a) (b)	25,137	1,163,843
Chemed Corp.	11,669	5,125,725
Community Health Systems, Inc. (a)	86,778	251,656
CorVel Corp. (a)	6,698	585,137
Covetrus, Inc. (a) (b)	72,801	960,973
Cross Country Healthcare, Inc. (a)	27,826	323,338

See accompanying notes to financial statements.
23

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Diplomat Pharmacy, Inc. (a)	40,391	$ 161,564
Encompass Health Corp.	71,710	4,967,352
Ensign Group, Inc.	36,197	1,642,258
Hanger, Inc. (a)	27,734	765,736
HealthEquity, Inc. (a)	52,159	3,863,417
LHC Group, Inc. (a)	21,465	2,957,018
Magellan Health, Inc. (a)	16,199	1,267,572
MEDNAX, Inc. (a)	62,654	1,741,155
Molina Healthcare, Inc. (a)	45,833	6,219,080
Owens & Minor, Inc.	47,724	246,733
Patterson Cos., Inc. (b)	63,790	1,306,419
Providence Service Corp. (a)	8,640	511,315
RadNet, Inc. (a)	30,873	626,722
Select Medical Holdings Corp. (a)	77,626	1,811,791
Tenet Healthcare Corp. (a)	75,318	2,864,343
The Pennant Group, Inc. (a)	18,610	615,433
Tivity Health, Inc. (a) (b)	32,063	652,322
US Physical Therapy, Inc.	9,379	1,072,488
		50,794,767
HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)	116,571	1,144,144
Computer Programs & Systems, Inc.	9,277	244,913
HealthStream, Inc. (a)	19,637	534,126
HMS Holdings Corp. (a)	64,993	1,923,793
NextGen Healthcare, Inc. (a)	36,603	588,210
Omnicell, Inc. (a)	31,011	2,534,219
Tabula Rasa HealthCare, Inc. (a) (b)	15,008	730,590
		7,699,995
HOTELS, RESTAURANTS & LEISURE — 3.6%
BJ's Restaurants, Inc.	13,720	520,811
Bloomin' Brands, Inc.	63,691	1,405,660
Boyd Gaming Corp. (b)	57,768	1,729,574
Brinker International, Inc. (b)	27,949	1,173,858
Caesars Entertainment Corp. (a)	406,037	5,522,103
Cheesecake Factory, Inc. (b)	30,516	1,185,852
Choice Hotels International, Inc. (b)	22,960	2,374,753
Churchill Downs, Inc.	25,752	3,533,174
Chuy's Holdings, Inc. (a)	11,661	302,253
Cracker Barrel Old Country Store, Inc. (b)	17,445	2,681,994
Dave & Buster's Entertainment, Inc. (b)	22,014	884,302
Dine Brands Global, Inc. (b)	12,048	1,006,249
Domino's Pizza, Inc.	29,907	8,786,078
Dunkin' Brands Group, Inc.	60,205	4,547,886
El Pollo Loco Holdings, Inc. (a) (b)	13,262	200,787
Eldorado Resorts, Inc. (a) (b)	48,137	2,870,891
Fiesta Restaurant Group, Inc. (a)	17,806	176,101
Jack in the Box, Inc.	17,062	1,331,348
Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	27,302	$ 3,515,406
Monarch Casino & Resort, Inc. (a)	8,987	436,319
Papa John's International, Inc.	16,349	1,032,439
Penn National Gaming, Inc. (a)	80,080	2,046,845
Red Robin Gourmet Burgers, Inc. (a)	10,031	331,224
Ruth's Hospitality Group, Inc.	20,643	449,295
Scientific Games Corp. Class A (a) (b)	40,125	1,074,548
Shake Shack, Inc. Class A (a) (b)	22,721	1,353,490
Six Flags Entertainment Corp.	56,954	2,569,195
Texas Roadhouse, Inc.	47,251	2,661,176
Wendy's Co.	133,513	2,965,324
Wingstop, Inc.	21,314	1,837,906
Wyndham Destinations, Inc.	66,164	3,420,017
Wyndham Hotels & Resorts, Inc.	69,552	4,368,561
		68,295,419
HOUSEHOLD DURABLES — 1.4%
Cavco Industries, Inc. (a)	6,148	1,201,196
Century Communities, Inc. (a)	19,487	532,969
Ethan Allen Interiors, Inc.	18,896	360,158
Helen of Troy, Ltd. (a)	18,356	3,300,225
Installed Building Products, Inc. (a)	15,635	1,076,783
iRobot Corp. (a) (b)	20,612	1,043,586
KB Home	61,911	2,121,690
La-Z-Boy, Inc.	34,138	1,074,664
LGI Homes, Inc. (a) (b)	15,067	1,064,484
M/I Homes, Inc. (a)	20,718	815,253
MDC Holdings, Inc.	36,863	1,406,692
Meritage Homes Corp. (a)	26,802	1,637,870
Tempur Sealy International, Inc. (a)	32,953	2,868,888
Toll Brothers, Inc.	93,848	3,707,935
TopBuild Corp. (a)	24,554	2,531,026
TRI Pointe Group, Inc. (a) (b)	100,366	1,563,702
Tupperware Brands Corp.	36,450	312,741
Universal Electronics, Inc. (a)	10,007	522,966
William Lyon Homes Class A (a)	23,683	473,186
		27,616,014
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	8,008	248,808
Central Garden & Pet Co. Class A (a)	28,688	842,280
Energizer Holdings, Inc. (b)	46,791	2,349,844
WD-40 Co. (b)	10,179	1,976,151
		5,417,083
INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	41,281	6,680,917
Raven Industries, Inc.	26,721	920,806
		7,601,723
INSURANCE — 4.4%
Alleghany Corp. (a)	10,545	8,431,466
Ambac Financial Group, Inc. (a)	34,839	751,477

See accompanying notes to financial statements.
24

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
American Equity Investment Life Holding Co.	66,894	$ 2,002,137
American Financial Group, Inc.	55,122	6,044,127
AMERISAFE, Inc.	14,297	944,031
Brighthouse Financial, Inc. (a)	79,723	3,127,533
Brown & Brown, Inc.	170,257	6,721,746
CNO Financial Group, Inc.	109,990	1,994,119
eHealth, Inc. (a) (b)	14,684	1,410,839
Employers Holdings, Inc.	23,973	1,000,873
First American Financial Corp.	81,680	4,763,578
Genworth Financial, Inc. Class A (a)	374,340	1,647,096
Hanover Insurance Group, Inc.	28,632	3,913,136
HCI Group, Inc. (b)	4,448	203,051
Horace Mann Educators Corp.	30,593	1,335,690
James River Group Holdings, Ltd.	22,549	929,244
Kemper Corp.	45,488	3,525,320
Kinsale Capital Group, Inc.	15,274	1,552,755
Mercury General Corp.	20,241	986,344
Old Republic International Corp.	207,466	4,641,014
Primerica, Inc.	30,231	3,946,959
ProAssurance Corp.	40,018	1,446,251
Reinsurance Group of America, Inc.	45,824	7,472,062
RenaissanceRe Holdings, Ltd.	32,506	6,371,826
RLI Corp.	28,955	2,606,529
Safety Insurance Group, Inc.	10,947	1,012,926
Selective Insurance Group, Inc.	43,098	2,809,559
Stewart Information Services Corp.	16,742	682,906
Third Point Reinsurance, Ltd. (a)	58,129	611,517
United Fire Group, Inc.	15,611	682,669
United Insurance Holdings Corp.	15,879	200,234
Universal Insurance Holdings, Inc.	23,373	654,210
		84,423,224
INTERACTIVE MEDIA & SERVICES — 0.2%
Care.com, Inc. (a)	19,715	296,317
QuinStreet, Inc. (a) (b)	32,884	503,454
TripAdvisor, Inc.	76,111	2,312,252
Yelp, Inc. (a)	46,064	1,604,409
		4,716,432
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Etsy, Inc. (a)	86,073	3,813,034
GrubHub, Inc. (a) (b)	66,333	3,226,437
Liquidity Services, Inc. (a)	20,145	120,064
PetMed Express, Inc. (b)	15,819	372,063
Shutterstock, Inc. (a)	14,450	619,616
Stamps.com, Inc. (a)	12,100	1,010,592
		9,161,806
IT SERVICES — 2.4%
CACI International, Inc. Class A (a)	18,197	4,549,068
Cardtronics PLC Class A (a)	25,971	1,159,605
CoreLogic, Inc. (a)	57,651	2,519,925
CSG Systems International, Inc.	24,595	1,273,529
Security Description	Shares	Value
EVERTEC, Inc.	44,419	$ 1,512,023
ExlService Holdings, Inc. (a)	24,584	1,707,605
KBR, Inc.	102,804	3,135,522
LiveRamp Holdings, Inc. (a)	49,004	2,355,622
ManTech International Corp. Class A	19,435	1,552,468
MAXIMUS, Inc.	46,430	3,453,928
NIC, Inc.	49,771	1,112,382
Perficient, Inc. (a)	24,476	1,127,609
Perspecta, Inc.	99,626	2,634,111
Sabre Corp.	199,108	4,467,984
Science Applications International Corp.	35,623	3,099,913
Sykes Enterprises, Inc. (a)	28,761	1,063,869
TTEC Holdings, Inc.	13,904	550,876
Unisys Corp. (a)	39,103	463,762
Virtusa Corp. (a)	21,544	976,590
WEX, Inc. (a)	31,711	6,642,186
		45,358,577
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	59,603	3,574,988
Callaway Golf Co.	68,966	1,462,079
Mattel, Inc. (a) (b)	251,638	3,409,695
Polaris, Inc.	41,796	4,250,653
Sturm Ruger & Co., Inc.	12,306	578,751
Vista Outdoor, Inc. (a)	47,493	355,248
		13,631,414
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Bio-Rad Laboratories, Inc. Class A (a)	15,884	5,877,557
Bio-Techne Corp.	28,082	6,164,280
Cambrex Corp. (a) (c)	184	11,040
Charles River Laboratories International, Inc. (a)	35,545	5,429,854
Luminex Corp.	31,868	738,063
Medpace Holdings, Inc. (a)	19,959	1,677,754
NeoGenomics, Inc. (a)	75,489	2,208,053
PRA Health Sciences, Inc. (a)	46,023	5,115,456
Repligen Corp. (a)	34,210	3,164,425
Syneos Health, Inc. (a) (b)	45,127	2,683,928
		33,070,410
MACHINERY — 4.8%
Actuant Corp. Class A	38,639	1,005,773
AGCO Corp.	45,780	3,536,505
Alamo Group, Inc.	7,230	907,727
Albany International Corp. Class A	22,560	1,712,755
Astec Industries, Inc.	17,433	732,186
Barnes Group, Inc.	34,451	2,134,584
Briggs & Stratton Corp. (b)	33,273	221,598
Chart Industries, Inc. (a)	26,638	1,797,799
CIRCOR International, Inc. (a)	14,797	684,213
Colfax Corp. (a) (b)	60,478	2,200,190
Crane Co.	36,964	3,192,950

See accompanying notes to financial statements.
25

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Donaldson Co., Inc.	92,529	$ 5,331,521
EnPro Industries, Inc.	15,275	1,021,592
ESCO Technologies, Inc.	18,759	1,735,207
Federal Signal Corp.	44,893	1,447,799
Franklin Electric Co., Inc.	27,769	1,591,719
Graco, Inc. (b)	122,017	6,344,884
Greenbrier Cos., Inc.	24,116	782,082
Hillenbrand, Inc.	55,018	1,832,650
ITT, Inc.	63,784	4,714,275
John Bean Technologies Corp.	22,902	2,580,139
Kennametal, Inc.	60,660	2,237,747
Lincoln Electric Holdings, Inc.	44,666	4,320,542
Lindsay Corp. (b)	8,214	788,462
Lydall, Inc. (a)	13,365	274,250
Mueller Industries, Inc.	41,477	1,316,895
Nordson Corp.	37,682	6,136,137
Oshkosh Corp.	49,511	4,686,216
Proto Labs, Inc. (a)	19,644	1,994,848
SPX Corp. (a)	32,285	1,642,661
SPX FLOW, Inc. (a)	31,614	1,544,976
Standex International Corp.	9,331	740,415
Tennant Co.	13,728	1,069,686
Terex Corp.	47,994	1,429,261
Timken Co.	49,171	2,768,819
Titan International, Inc.	38,446	139,175
Toro Co.	78,027	6,216,411
Trinity Industries, Inc.	71,223	1,577,589
Wabash National Corp.	39,314	577,523
Watts Water Technologies, Inc. Class A	19,960	1,991,210
Woodward, Inc.	41,018	4,858,172
		91,819,143
MARINE — 0.3%
Kirby Corp. (a)	43,578	3,901,538
Matson, Inc.	31,870	1,300,296
		5,201,834
MEDIA — 0.9%
AMC Networks, Inc. Class A (a) (b)	32,806	1,295,837
Cable One, Inc.	3,730	5,551,993
EW Scripps Co. Class A	40,514	636,475
Gannett Co., Inc. (b)	92,324	589,027
John Wiley & Sons, Inc. Class A	31,493	1,528,040
Meredith Corp.	29,805	967,768
New York Times Co. Class A (b)	104,408	3,358,806
Scholastic Corp.	21,959	844,324
TechTarget, Inc. (a)	16,768	437,645
TEGNA, Inc.	157,213	2,623,885
		17,833,800
METALS & MINING — 1.7%
AK Steel Holding Corp. (a) (b)	240,495	791,229
Allegheny Technologies, Inc. (a) (b)	91,089	1,881,899
Carpenter Technology Corp.	35,512	1,767,787
Security Description	Shares	Value
Century Aluminum Co. (a) (b)	38,365	$ 288,313
Cleveland-Cliffs, Inc. (b)	194,910	1,637,244
Commercial Metals Co.	87,664	1,952,277
Compass Minerals International, Inc. (b)	25,163	1,533,936
Haynes International, Inc.	9,722	347,853
Kaiser Aluminum Corp.	11,434	1,267,916
Materion Corp.	14,846	882,595
Olympic Steel, Inc.	7,066	126,623
Reliance Steel & Aluminum Co.	48,726	5,835,426
Royal Gold, Inc. (b)	48,315	5,906,509
Steel Dynamics, Inc.	157,566	5,363,547
SunCoke Energy, Inc.	60,211	375,114
TimkenSteel Corp. (a) (b)	30,167	237,113
United States Steel Corp. (b)	122,669	1,399,653
Warrior Met Coal, Inc.	38,232	807,842
Worthington Industries, Inc.	27,518	1,160,709
		33,563,585
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.6%
Apollo Commercial Real Estate Finance, Inc. REIT	104,996	1,920,377
ARMOUR Residential REIT, Inc. (b)	41,940	749,468
Capstead Mortgage Corp. REIT	66,705	528,304
Granite Point Mortgage Trust, Inc. REIT	41,777	767,861
Invesco Mortgage Capital, Inc. REIT	104,937	1,747,201
KKR Real Estate Finance Trust, Inc. REIT (b)	18,903	385,999
New York Mortgage Trust, Inc. REIT	219,223	1,365,759
PennyMac Mortgage Investment Trust REIT	73,097	1,629,332
Ready Capital Corp. REIT	28,251	435,631
Redwood Trust, Inc. REIT	83,384	1,379,171
		10,909,103
MULTI-UTILITIES — 0.7%
Avista Corp.	48,437	2,329,335
Black Hills Corp.	44,623	3,504,690
MDU Resources Group, Inc.	145,611	4,326,103
NorthWestern Corp.	36,589	2,622,334
		12,782,462
MULTILINE RETAIL — 0.2%
Big Lots, Inc.	29,032	833,799
Dillard's, Inc. Class A (b)	7,576	556,685
JC Penney Co., Inc. (a) (b)	202,060	226,307
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	40,098	2,618,800
		4,235,591
OIL, GAS & CONSUMABLE FUELS — 1.8%
Antero Midstream Corp. (b)	214,063	1,624,738
Bonanza Creek Energy, Inc. (a)	13,882	324,006

See accompanying notes to financial statements.
26

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Callon Petroleum Co. (a) (b)	283,528	$ 1,369,441
Chesapeake Energy Corp. (a) (b)	903,025	745,537
CNX Resources Corp. (a)	139,469	1,234,301
CONSOL Energy, Inc. (a)	20,293	294,451
Denbury Resources, Inc. (a) (b)	353,675	498,682
EQT Corp.	184,832	2,014,669
Equitrans Midstream Corp. (b)	147,246	1,967,207
Green Plains, Inc. (b)	25,566	394,483
Gulfport Energy Corp. (a)	112,581	342,246
HighPoint Resources Corp. (a)	79,930	135,082
Jagged Peak Energy, Inc. (a) (b)	44,272	375,869
Laredo Petroleum, Inc. (a)	126,619	363,397
Matador Resources Co. (a) (b)	79,111	1,421,625
Murphy Oil Corp. (b)	108,965	2,920,262
Oasis Petroleum, Inc. (a)	207,425	676,206
Par Pacific Holdings, Inc. (a)	28,033	651,487
PBF Energy, Inc. Class A	73,715	2,312,440
PDC Energy, Inc. (a)	43,805	1,146,377
Penn Virginia Corp. (a)	10,401	315,670
QEP Resources, Inc.	179,164	806,238
Range Resources Corp. (b)	158,835	770,350
Renewable Energy Group, Inc. (a) (b)	27,665	745,572
REX American Resources Corp. (a)	4,270	349,969
Ring Energy, Inc. (a) (b)	44,527	117,551
SM Energy Co.	79,843	897,435
Southwestern Energy Co. (a) (b)	386,574	935,509
SRC Energy, Inc. (a)	181,119	746,210
Talos Energy, Inc. (a)	14,926	450,019
Whiting Petroleum Corp. (a) (b)	69,328	508,868
World Fuel Services Corp.	47,289	2,053,288
WPX Energy, Inc. (a)	302,756	4,159,867
		33,669,052
PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co.	28,952	1,057,617
Clearwater Paper Corp. (a)	12,053	257,452
Domtar Corp.	42,064	1,608,527
Louisiana-Pacific Corp.	85,591	2,539,485
Mercer International, Inc.	29,793	366,454
Neenah, Inc.	12,318	867,557
PH Glatfelter Co.	31,672	579,598
Schweitzer-Mauduit International, Inc.	23,268	977,023
		8,253,713
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc.	320,096	1,805,341
Edgewell Personal Care Co. (a)	40,312	1,248,059
Inter Parfums, Inc.	13,305	967,407
Medifast, Inc. (b)	8,650	947,867
Nu Skin Enterprises, Inc. Class A	41,270	1,691,245
USANA Health Sciences, Inc. (a)	9,349	734,364
		7,394,283
Security Description	Shares	Value
PHARMACEUTICALS — 0.9%
Akorn, Inc. (a)	70,091	$ 105,136
Amphastar Pharmaceuticals, Inc. (a)	24,769	477,794
ANI Pharmaceuticals, Inc. (a)	6,473	399,190
Catalent, Inc. (a)	106,462	5,993,811
Corcept Therapeutics, Inc. (a) (b)	76,128	921,149
Endo International PLC (a)	151,207	709,161
Innoviva, Inc. (a)	49,709	703,879
Lannett Co., Inc. (a) (b)	25,907	228,500
Nektar Therapeutics (a) (b)	129,902	2,803,935
Pacira BioSciences, Inc. (a)	30,868	1,398,320
Phibro Animal Health Corp. Class A	15,631	388,118
Prestige Consumer Healthcare, Inc. (a) (b)	37,397	1,514,578
Supernus Pharmaceuticals, Inc. (a)	39,040	926,029
		16,569,600
PROFESSIONAL SERVICES — 1.0%
ASGN, Inc. (a)	38,260	2,715,312
Exponent, Inc.	37,543	2,590,842
Forrester Research, Inc.	7,718	321,841
FTI Consulting, Inc. (a)	27,308	3,021,903
Heidrick & Struggles International, Inc.	14,470	470,275
Insperity, Inc.	27,223	2,342,267
Kelly Services, Inc. Class A	23,860	538,759
Korn Ferry	39,899	1,691,718
ManpowerGroup, Inc.	43,080	4,183,068
Resources Connection, Inc.	22,664	370,103
TrueBlue, Inc. (a)	29,631	712,922
		18,959,010
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	37,560	6,538,820
Marcus & Millichap, Inc. (a)	17,963	669,122
RE/MAX Holdings, Inc. Class A	13,613	523,964
Realogy Holdings Corp. (b)	80,745	781,612
St. Joe Co. (a) (b)	23,504	466,084
		8,979,602
ROAD & RAIL — 0.8%
ArcBest Corp.	18,475	509,910
Avis Budget Group, Inc. (a)	40,897	1,318,519
Heartland Express, Inc.	33,899	713,574
Knight-Swift Transportation Holdings, Inc. (b)	89,127	3,194,312
Landstar System, Inc.	28,680	3,265,792
Marten Transport, Ltd.	28,015	602,042
Ryder System, Inc.	38,579	2,095,225
Saia, Inc. (a)	18,720	1,743,206
Werner Enterprises, Inc.	33,258	1,210,259
		14,652,839

See accompanying notes to financial statements.
27

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.9%
Advanced Energy Industries, Inc. (a)	27,690	$ 1,971,528
Axcelis Technologies, Inc. (a)	23,095	556,474
Brooks Automation, Inc.	52,303	2,194,634
Cabot Microelectronics Corp.	21,135	3,050,203
CEVA, Inc. (a)	16,320	439,987
Cirrus Logic, Inc. (a)	41,986	3,460,066
Cohu, Inc.	31,037	709,196
Cree, Inc. (a)	78,184	3,608,192
Cypress Semiconductor Corp.	270,167	6,302,996
Diodes, Inc. (a)	30,012	1,691,776
DSP Group, Inc. (a)	18,284	287,790
First Solar, Inc. (a) (b)	55,051	3,080,654
FormFactor, Inc. (a)	54,946	1,426,948
Ichor Holdings, Ltd. (a)	16,970	564,592
Kulicke & Soffa Industries, Inc.	47,141	1,282,235
MaxLinear, Inc. (a) (b)	47,744	1,013,128
MKS Instruments, Inc.	39,635	4,360,246
Monolithic Power Systems, Inc.	29,765	5,298,765
Onto Innovation, Inc. (a)	36,204	1,322,894
PDF Solutions, Inc. (a)	19,462	328,713
Photronics, Inc. (a)	48,398	762,753
Power Integrations, Inc.	21,320	2,108,761
Rambus, Inc. (a)	81,221	1,118,819
Semtech Corp. (a)	47,954	2,536,767
Silicon Laboratories, Inc. (a)	31,533	3,657,197
SMART Global Holdings, Inc. (a)	10,372	393,514
SolarEdge Technologies, Inc. (a)	35,672	3,392,051
Synaptics, Inc. (a) (b)	24,555	1,614,982
Teradyne, Inc.	122,731	8,369,027
Ultra Clean Holdings, Inc. (a) (b)	28,330	664,905
Universal Display Corp.	30,953	6,378,485
Veeco Instruments, Inc. (a)	37,697	553,580
Xperi Corp.	37,151	687,294
		75,189,152
SOFTWARE — 3.4%
8x8, Inc. (a) (b)	72,824	1,332,679
ACI Worldwide, Inc. (a)	83,846	3,176,506
Agilysys, Inc. (a)	15,704	399,039
Alarm.com Holdings, Inc. (a)	26,768	1,150,221
Blackbaud, Inc.	35,641	2,837,024
Bottomline Technologies DE, Inc. (a)	28,204	1,511,734
CDK Global, Inc.	88,285	4,827,424
Ceridian HCM Holding, Inc. (a) (b)	73,601	4,996,036
CommVault Systems, Inc. (a)	30,543	1,363,439
Ebix, Inc. (b)	16,090	537,567
Fair Isaac Corp. (a)	21,268	7,968,694
j2 Global, Inc. (b)	33,625	3,150,999
LivePerson, Inc. (a) (b)	45,803	1,694,711
LogMeIn, Inc.	35,415	3,036,482
Manhattan Associates, Inc. (a)	46,443	3,703,829
MicroStrategy, Inc. Class A (a)	6,090	868,617
OneSpan, Inc. (a)	24,321	416,375
Security Description	Shares	Value
Progress Software Corp.	33,189	$ 1,379,003
PTC, Inc. (a)	75,635	5,664,305
Qualys, Inc. (a)	24,118	2,010,718
SPS Commerce, Inc. (a)	25,900	1,435,378
Teradata Corp. (a)	81,408	2,179,292
TiVo Corp.	95,189	807,203
Tyler Technologies, Inc. (a)	28,534	8,560,771
		65,008,046
SPECIALTY RETAIL — 2.7%
Aaron's, Inc.	48,741	2,783,599
Abercrombie & Fitch Co. Class A	46,940	811,593
American Eagle Outfitters, Inc. (b)	118,169	1,737,084
Asbury Automotive Group, Inc. (a)	14,172	1,584,288
AutoNation, Inc. (a)	43,028	2,092,452
Barnes & Noble Education, Inc. (a)	28,166	120,269
Bed Bath & Beyond, Inc.	91,255	1,578,711
Boot Barn Holdings, Inc. (a)	21,533	958,864
Buckle, Inc. (b)	21,520	581,901
Caleres, Inc.	28,891	686,161
Cato Corp. Class A	15,268	265,663
Chico's FAS, Inc.	82,721	315,167
Children's Place, Inc. (b)	11,624	726,732
Conn's, Inc. (a) (b)	14,198	175,913
Designer Brands, Inc. Class A (b)	41,028	645,781
Dick's Sporting Goods, Inc. (b)	46,312	2,291,981
Express, Inc. (a)	57,094	278,048
Five Below, Inc. (a)	40,530	5,182,166
Foot Locker, Inc.	77,694	3,029,289
GameStop Corp. Class A (b)	64,059	389,479
Genesco, Inc. (a)	11,233	538,285
Group 1 Automotive, Inc.	12,960	1,296,000
Guess?, Inc. (b)	31,733	710,185
Haverty Furniture Cos., Inc.	13,862	279,458
Hibbett Sports, Inc. (a)	12,521	351,089
Lithia Motors, Inc. Class A	16,435	2,415,945
Lumber Liquidators Holdings, Inc. (a) (b)	22,728	222,053
MarineMax, Inc. (a)	17,991	300,270
Michaels Cos., Inc. (a) (b)	60,077	486,023
Monro, Inc. (b)	24,040	1,879,928
Murphy USA, Inc. (a)	21,061	2,464,137
Office Depot, Inc.	408,956	1,120,539
Rent-A-Center, Inc.	37,392	1,078,385
RH (a)	12,092	2,581,642
Sally Beauty Holdings, Inc. (a) (b)	83,884	1,530,883
Shoe Carnival, Inc. (b)	6,824	254,399
Signet Jewelers, Ltd. (b)	36,950	803,293
Sleep Number Corp. (a)	20,377	1,003,363
Sonic Automotive, Inc. Class A (b)	17,459	541,229
Tailored Brands, Inc. (b)	38,638	159,961
Urban Outfitters, Inc. (a) (b)	51,218	1,422,324
Williams-Sonoma, Inc. (b)	56,711	4,164,856
Zumiez, Inc. (a)	15,021	518,825
		52,358,213

See accompanying notes to financial statements.
28

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	87,250	$ 763,438
Diebold Nixdorf, Inc. (a) (b)	56,795	599,755
NCR Corp. (a) (b)	94,070	3,307,501
		4,670,694
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter's, Inc.	32,195	3,520,201
Columbia Sportswear Co.	21,040	2,107,998
Crocs, Inc. (a)	49,644	2,079,587
Deckers Outdoor Corp. (a)	20,396	3,444,069
Fossil Group, Inc. (a) (b)	35,113	276,690
G-III Apparel Group, Ltd. (a)	32,409	1,085,702
Kontoor Brands, Inc. (a) (b)	33,724	1,416,071
Movado Group, Inc.	12,172	264,619
Oxford Industries, Inc. (b)	12,657	954,591
Skechers U.S.A., Inc. Class A (a)	97,275	4,201,307
Steven Madden, Ltd.	56,028	2,409,764
Unifi, Inc. (a)	11,077	279,805
Vera Bradley, Inc. (a)	16,202	191,184
Wolverine World Wide, Inc.	59,496	2,007,395
		24,238,983
THRIFTS & MORTGAGE FINANCE — 0.9%
Axos Financial, Inc. (a)	39,658	1,200,844
Flagstar Bancorp, Inc.	25,112	960,534
HomeStreet, Inc. (a)	17,866	607,444
LendingTree, Inc. (a) (b)	5,680	1,723,539
Meta Financial Group, Inc.	25,888	945,171
New York Community Bancorp, Inc.	339,541	4,081,283
NMI Holdings, Inc. Class A (a)	50,256	1,667,494
Northfield Bancorp, Inc.	32,264	547,197
Northwest Bancshares, Inc.	74,558	1,239,900
Provident Financial Services, Inc.	45,113	1,112,035
TrustCo Bank Corp. NY	74,142	642,811
Walker & Dunlop, Inc.	21,314	1,378,590
Washington Federal, Inc.	56,701	2,078,092
		18,184,934
TOBACCO — 0.1%
Universal Corp.	17,754	1,013,043
Vector Group, Ltd. (b)	86,330	1,155,959
		2,169,002
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	28,692	1,913,469
DXP Enterprises, Inc. (a)	12,218	486,399
Foundation Building Materials, Inc. (a)	13,800	267,030
GATX Corp. (b)	25,441	2,107,787
GMS, Inc. (a)	31,017	839,940
Kaman Corp.	20,704	1,364,808
Security Description	Shares	Value
MSC Industrial Direct Co., Inc. Class A	32,998	$ 2,589,353
NOW, Inc. (a)	81,922	920,803
Veritiv Corp. (a)	9,278	182,498
Watsco, Inc.	24,097	4,341,075
		15,013,162
WATER UTILITIES — 0.6%
American States Water Co.	27,033	2,342,139
Aqua America, Inc.	157,954	7,414,361
California Water Service Group	35,756	1,843,579
		11,600,079
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Shenandoah Telecommunications Co.	34,832	1,449,359
Spok Holdings, Inc.	12,924	158,061
Telephone & Data Systems, Inc.	71,068	1,807,259
		3,414,679
TOTAL COMMON STOCKS (Cost $1,810,905,640)		1,906,233,902
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Omthera Pharmaceuticals, Inc. (CVR) (a) (b) (e)	212	—
CHEMICALS — 0.0% (d)
A Schulman, Inc. (CVR) (a)	11,090	5,800
TOTAL RIGHTS (Cost $4,802)		5,800
SHORT-TERM INVESTMENTS — 3.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	1,224,497	1,224,619
State Street Navigator Securities Lending Portfolio II (h) (i)	59,317,976	59,317,976
TOTAL SHORT-TERM INVESTMENTS (Cost $60,542,581)		60,542,595
TOTAL INVESTMENTS — 102.9% (Cost $1,871,453,023)		1,966,782,297
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(56,357,457)
NET ASSETS — 100.0%		$ 1,910,424,840
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2019, total aggregate fair value of securities is $11,040, representing less than 0.05% of net assets.
(d)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
29

SPDR PORTFOLIO S&P 400 MID CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,906,222,862	$11,040	$—	$1,906,233,902
Rights	—	5,800	0(a)	5,800
Short-Term Investments	60,542,595	—	—	60,542,595
TOTAL INVESTMENTS	$1,966,765,457	$16,840	$ 0	$1,966,782,297
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2019.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 40,628,138	$ 39,404,675	$1,142	$14	1,224,497	$ 1,224,619	$ 15,195
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,329,540	1,329,540	3,884,458	5,213,998	—	—	—	—	1,870
State Street Navigator Securities Lending Portfolio II	—	—	108,465,862	49,147,886	—	—	59,317,976	59,317,976	93,108
State Street Navigator Securities Lending Portfolio III	22,889,111	22,889,111	83,926,748	106,815,859	—	—	—	—	131,700
Total		$24,218,651	$236,905,206	$200,582,418	$1,142	$14		$60,542,595	$241,873
See accompanying notes to financial statements.
30

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.0%
Other Securities		$ 15,997,757
AIR FREIGHT & LOGISTICS — 0.2%
Other Securities		3,970,316
AIRLINES — 0.5%
JetBlue Airways Corp. (a)	153,364	2,870,974
Other Securities		5,557,181
		8,428,155
AUTO COMPONENTS — 1.0%
Other Securities		15,517,210
AUTOMOBILES — 0.2%
Other Securities		3,369,419
BANKS — 9.8%
Popular, Inc.	56,523	3,320,726
Prosperity Bancshares, Inc.	46,116	3,315,279
TCF Financial Corp.	76,597	3,584,740
Western Alliance Bancorp	51,770	2,950,890
Other Securities		146,889,674
		160,061,309
BEVERAGES — 0.2%
Other Securities		3,894,883
BIOTECHNOLOGY — 6.3%
ACADIA Pharmaceuticals, Inc. (a)	81,409	3,482,677
Arrowhead Pharmaceuticals, Inc. (a)(b)	46,455	2,946,641
Global Blood Therapeutics, Inc. (a)(b)	36,111	2,870,463
Medicines Co. (a)(b)	43,091	3,660,150
Mirati Therapeutics, Inc. (a)(b)	23,146	2,982,594
Other Securities		87,411,134
		103,353,659
BUILDING PRODUCTS — 1.4%
Trex Co., Inc. (a)(b)	34,403	3,092,142
Other Securities		19,615,550
		22,707,692
CAPITAL MARKETS — 1.5%
Other Securities		24,479,731
CHEMICALS — 2.3%
Other Securities		37,460,501
COMMERCIAL SERVICES & SUPPLIES — 2.6%
IAA, Inc. (a)	70,566	3,320,836
Stericycle, Inc. (a)(b)	46,822	2,987,712
Other Securities		36,466,938
		42,775,486
COMMUNICATIONS EQUIPMENT — 1.2%
Lumentum Holdings, Inc. (a)	44,799	3,552,561
Security Description	Shares	Value
Other Securities		$ 15,554,814
		19,107,375
CONSTRUCTION & ENGINEERING — 1.0%
Other Securities		15,508,303
CONSTRUCTION MATERIALS — 0.3%
Other Securities		4,444,223
CONSUMER FINANCE — 0.8%
Other Securities		12,772,192
CONTAINERS & PACKAGING — 0.4%
Other Securities		5,923,240
DISTRIBUTORS — 0.0% (c)
Other Securities		721,101
DIVERSIFIED CONSUMER SERVICES — 1.2%
Other Securities		19,798,379
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Securities		1,789,012
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Other Securities		6,170,615
ELECTRIC UTILITIES — 1.1%
Hawaiian Electric Industries, Inc.	64,627	3,028,421
PG&E Corp. (a)(b)	291,230	3,165,670
Other Securities		11,682,806
		17,876,897
ELECTRICAL EQUIPMENT — 0.9%
Generac Holdings, Inc. (a)	32,047	3,223,608
Other Securities		12,088,804
		15,312,412
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Jabil, Inc.	85,551	3,535,823
Tech Data Corp. (a)	20,996	3,015,026
Other Securities		41,030,916
		47,581,765
ENERGY EQUIPMENT & SERVICES — 1.0%
Other Securities		15,920,187
ENTERTAINMENT — 0.5%
Zynga, Inc. Class A (a)	505,687	3,094,804
Other Securities		5,488,474
		8,583,278
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Cousins Properties, Inc. REIT	87,099	3,588,479
EastGroup Properties, Inc. REIT	21,890	2,904,146
First Industrial Realty Trust, Inc. REIT	74,400	3,088,344
JBG SMITH Properties REIT	71,812	2,864,581
Life Storage, Inc. REIT	27,412	2,968,171

See accompanying notes to financial statements.
31

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 113,051,854
		128,465,575
FOOD & STAPLES RETAILING — 0.8%
Casey's General Stores, Inc.	19,240	3,058,967
Performance Food Group Co. (a)	60,812	3,130,602
Other Securities		7,203,598
		13,393,167
FOOD PRODUCTS — 1.2%
Other Securities		20,110,363
GAS UTILITIES — 1.0%
Other Securities		15,680,101
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Penumbra, Inc. (a)(b)	19,038	3,127,372
Other Securities		41,289,499
		44,416,871
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Amedisys, Inc. (a)	18,737	3,127,580
HealthEquity, Inc. (a)	40,920	3,030,944
Other Securities		26,094,434
		32,252,958
HEALTH CARE TECHNOLOGY — 0.8%
Teladoc Health, Inc. (a)(b)	41,812	3,500,501
Other Securities		10,225,365
		13,725,866
HOTELS, RESTAURANTS & LEISURE — 3.2%
Marriott Vacations Worldwide Corp.	23,102	2,974,613
Planet Fitness, Inc. Class A (a)	44,459	3,320,198
Wyndham Hotels & Resorts, Inc.	49,855	3,131,393
Other Securities		43,138,032
		52,564,236
HOUSEHOLD DURABLES — 1.3%
Other Securities		21,049,574
HOUSEHOLD PRODUCTS — 0.3%
Other Securities		4,918,575
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Other Securities		6,052,814
INDUSTRIAL CONGLOMERATES — 0.0% (c)
Other Security		465,141
INSURANCE — 2.4%
Kemper Corp.	37,743	2,925,082
Primerica, Inc.	24,750	3,231,360
Other Securities		32,584,338
		38,740,780
Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 0.7%
Other Securities		$ 11,308,589
INTERNET & DIRECT MARKETING RETAIL — 0.4%
Other Securities		7,183,515
IT SERVICES — 2.1%
CACI International, Inc. Class A (a)	14,481	3,620,105
MongoDB, Inc. (a)(b)	25,084	3,301,305
Other Securities		27,787,211
		34,708,621
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Other Securities		10,074,473
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Other Securities		12,253,849
MACHINERY — 3.4%
ITT, Inc.	51,659	3,818,117
Other Securities		51,971,814
		55,789,931
MARINE — 0.2%
Other Securities		3,819,454
MEDIA — 1.2%
Nexstar Media Group, Inc. Class A	26,437	3,099,738
Other Securities		16,286,247
		19,385,985
METALS & MINING — 1.1%
Ferroglobe Representation & Warranty Insurance Trust (a)(d)	5,429	—
Other Securities		18,524,594
		18,524,594
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
Blackstone Mortgage Trust, Inc. Class A REIT (b)	77,179	2,872,602
Other Securities		19,693,609
		22,566,211
MULTI-UTILITIES — 0.4%
Other Securities		7,316,140
MULTILINE RETAIL — 0.4%
Other Securities		6,196,531
OIL, GAS & CONSUMABLE FUELS — 2.7%
WPX Energy, Inc. (a)	216,498	2,974,682
Other Securities		40,870,734
		43,845,416
PAPER & FOREST PRODUCTS — 0.4%
Other Securities		6,879,445

See accompanying notes to financial statements.
32

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PERSONAL PRODUCTS — 0.4%
Other Securities		$ 6,531,197
PHARMACEUTICALS — 1.5%
Elanco Animal Health, Inc. (a)(d)	34,895	—
Other Securities		24,070,226
		24,070,226
PROFESSIONAL SERVICES — 1.3%
Other Securities		20,596,236
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Other Securities		8,797,091
ROAD & RAIL — 0.8%
Other Securities		12,501,273
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
MKS Instruments, Inc.	31,858	3,504,699
Other Securities		37,729,717
		41,234,416
SOFTWARE — 5.4%
Manhattan Associates, Inc. (a)	37,547	2,994,373
Other Securities		85,601,476
		88,595,849
SPECIALTY RETAIL — 3.1%
Williams-Sonoma, Inc. (b)	45,613	3,349,819
Other Securities		46,586,154
		49,935,973
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Other Securities		6,602,861
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Ralph Lauren Corp.	25,523	2,991,806
Skechers U.S.A., Inc. Class A (a)	77,563	3,349,946
Other Securities		15,260,867
		21,602,619
THRIFTS & MORTGAGE FINANCE — 1.7%
MGIC Investment Corp.	207,195	2,935,953
Radian Group, Inc.	120,852	3,040,636
Other Securities		21,100,473
		27,077,062
TOBACCO — 0.1%
Other Securities		1,901,945
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	61,739	2,933,837
Other Securities		19,999,184
		22,933,021
Security Description	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.1%
Other Security		$ 1,858,571
WATER UTILITIES — 0.4%
Other Securities		5,983,697
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Other Securities		4,008,788
TOTAL COMMON STOCKS (Cost $1,690,721,036)		1,629,444,697
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Omthera Pharmaceuticals, Inc. (CVR) (a)(d)	24	—
Other Securities		18,530
		18,530
CHEMICALS — 0.0% (c)
Other Security		9,762
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
Other Security		982
MEDIA — 0.0% (c)
Other Security		1,071
PHARMACEUTICALS — 0.0% (c)
Other Security		3,955
TOTAL RIGHTS (Cost $21,293)		34,300
WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Halcon Resources Corp. (expiring 09/09/20) (a)(d)	1,596	—
Halcon Resources Corp. (expiring 09/09/20) (a)(d)	1,277	—
Halcon Resources Corp. (expiring 09/09/20) (a)(b)(d)	2,055	—
		0
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e)(f)	2,152,632	2,152,848

See accompanying notes to financial statements.
33

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(h)	117,437,304	$ 117,437,304
TOTAL SHORT-TERM INVESTMENTS (Cost $119,590,080)		119,590,152
TOTAL INVESTMENTS — 107.0% (Cost $1,810,332,409)		1,749,069,149
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(115,029,246)
NET ASSETS — 100.0%		$ 1,634,039,903
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	18	03/20/2020	$1,479,204	$1,503,540	$24,337
During the period ended December 31, 2019, average notional value related to futures contracts was $1,416,960or less than 0.5% of net assets.
See accompanying notes to financial statements.
34

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,629,442,328	$ 2,369	$ 0(a)	$1,629,444,697
Rights	—	34,300	0(a)	34,300
Warrants	—	—	0(a)	0
Short-Term Investments	119,590,152	—	—	119,590,152
TOTAL INVESTMENTS	$1,749,032,480	$36,669	$ 0	$1,749,069,149
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	24,337	—	—	24,337
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 24,337	$ —	$—	$ 24,337
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,749,056,817	$36,669	$—	$1,749,093,486
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 36,783,486	$ 34,631,659	$949	$72	2,152,632	$ 2,152,848	$ 22,318
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,774,263	1,774,263	11,301,952	13,076,215	—	—	—	—	9,310
State Street Navigator Securities Lending Portfolio II	—	—	164,383,410	46,946,106	—	—	117,437,304	117,437,304	286,795
State Street Navigator Securities Lending Portfolio III	36,118,010	36,118,010	137,004,206	173,122,216	—	—	—	—	517,905
Total		$37,892,273	$349,473,054	$267,776,196	$949	$72		$119,590,152	$836,328
See accompanying notes to financial statements.
35

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
Boeing Co.	79,663	$ 25,951,019
United Technologies Corp.	123,032	18,425,272
Other Securities		64,765,882
		109,142,173
AIR FREIGHT & LOGISTICS — 0.5%
Other Securities		22,778,741
AIRLINES — 0.4%
Other Securities		18,111,772
AUTO COMPONENTS — 0.2%
Other Securities		8,328,763
AUTOMOBILES — 0.5%
Other Securities		21,684,754
BANKS — 6.3%
Bank of America Corp.	1,283,772	45,214,450
Citigroup, Inc.	308,119	24,615,627
JPMorgan Chase & Co.	452,051	63,015,909
Wells Fargo & Co.	603,894	32,489,497
Other Securities		103,080,163
		268,415,646
BEVERAGES — 1.7%
Coca-Cola Co.	606,425	33,565,624
PepsiCo, Inc.	198,540	27,134,462
Other Securities		10,676,360
		71,376,446
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	209,559	18,554,354
Amgen, Inc.	84,946	20,477,932
Other Securities		76,862,306
		115,894,592
BUILDING PRODUCTS — 0.3%
Other Securities		11,078,063
CAPITAL MARKETS — 2.7%
Other Securities		116,179,927
CHEMICALS — 1.6%
Other Securities		67,873,630
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Other Securities		28,227,936
COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.	599,639	28,758,686
Other Securities		13,326,918
		42,085,604
CONSTRUCTION & ENGINEERING — 0.2%
Other Securities		7,546,764
CONSTRUCTION MATERIALS — 0.2%
Other Securities		6,480,191
Security Description	Shares	Value
CONSUMER FINANCE — 0.8%
Other Securities		$ 34,418,343
CONTAINERS & PACKAGING — 0.4%
Other Securities		16,790,553
DISTRIBUTORS — 0.1%
Other Securities		5,417,944
DIVERSIFIED CONSUMER SERVICES — 0.2%
Other Securities		7,949,304
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Other Securities		3,297,072
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	1,041,948	40,719,328
Verizon Communications, Inc.	585,351	35,940,551
Other Securities		5,256,509
		81,916,388
ELECTRIC UTILITIES — 2.0%
NextEra Energy, Inc.	69,705	16,879,763
Other Securities		67,172,147
		84,051,910
ELECTRICAL EQUIPMENT — 0.5%
Other Securities		19,922,945
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Other Securities		33,831,072
ENERGY EQUIPMENT & SERVICES — 0.4%
Other Securities		18,765,283
ENTERTAINMENT — 1.8%
Netflix, Inc. (a)	60,715	19,645,553
Walt Disney Co.	256,807	37,141,996
Other Securities		18,797,620
		75,585,169
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.1%
Other Securities		174,415,527
FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	62,237	18,292,699
Walmart, Inc.	198,143	23,547,314
Other Securities		20,504,873
		62,344,886
FOOD PRODUCTS — 1.2%
Other Securities		51,203,784
GAS UTILITIES — 0.2%
Other Securities		6,662,516
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	247,135	21,466,146

See accompanying notes to financial statements.
36

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 111,684,770
		133,150,916
HEALTH CARE PROVIDERS & SERVICES — 2.8%
UnitedHealth Group, Inc.	133,584	39,271,024
Other Securities		80,384,217
		119,655,241
HEALTH CARE TECHNOLOGY — 0.2%
Other Securities		8,879,511
HOTELS, RESTAURANTS & LEISURE — 2.1%
McDonald's Corp.	107,378	21,218,967
Other Securities		70,206,912
		91,425,879
HOUSEHOLD DURABLES — 0.4%
Other Securities		18,112,988
HOUSEHOLD PRODUCTS — 1.6%
Procter & Gamble Co.	354,848	44,320,515
Other Securities		21,839,611
		66,160,126
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Other Securities		5,729,377
INDUSTRIAL CONGLOMERATES — 1.2%
Honeywell International, Inc.	101,273	17,925,321
Other Securities		35,203,610
		53,128,931
INSURANCE — 2.0%
Other Securities		87,155,590
INTERACTIVE MEDIA & SERVICES — 3.2%
Alphabet, Inc. Class A (a)	42,467	56,879,875
Facebook, Inc. Class A (a)	337,249	69,220,357
Other Securities		8,739,918
		134,840,150
INTERNET & DIRECT MARKETING RETAIL — 3.3%
Amazon.com, Inc. (a)	62,013	114,590,102
Other Securities		26,032,919
		140,623,021
IT SERVICES — 5.0%
International Business Machines Corp.	125,024	16,758,217
Mastercard, Inc. Class A	126,028	37,630,701
PayPal Holdings, Inc. (a)	159,698	17,274,533
Visa, Inc. Class A	244,821	46,001,866
Other Securities		94,372,611
		212,037,928
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Other Securities		5,190,041
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Thermo Fisher Scientific, Inc.	56,398	$ 18,322,018
Other Securities		28,898,352
		47,220,370
MACHINERY — 1.9%
Other Securities		82,595,965
MARINE — 0.0% (b)
Other Securities		1,000,462
MEDIA — 0.7%
Other Securities		29,835,908
METALS & MINING — 0.4%
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	929	—
Other Securities		17,779,583
		17,779,583
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Other Securities		10,396,211
MULTI-UTILITIES — 1.0%
Other Securities		41,889,168
MULTILINE RETAIL — 0.5%
Other Securities		21,410,630
OIL, GAS & CONSUMABLE FUELS — 3.8%
Chevron Corp.	269,607	32,490,340
Exxon Mobil Corp.	600,299	41,888,864
Other Securities		89,249,329
		163,628,533
PAPER & FOREST PRODUCTS — 0.0% (b)
Other Securities		1,775,600
PERSONAL PRODUCTS — 0.2%
Other Securities		8,229,395
PHARMACEUTICALS — 4.1%
Bristol-Myers Squibb Co.	331,876	21,303,120
Elanco Animal Health, Inc. (a)(c)	6,058	—
Johnson & Johnson	374,043	54,561,652
Merck & Co., Inc.	363,056	33,019,943
Pfizer, Inc.	784,235	30,726,327
Other Securities		34,771,363
		174,382,405
PROFESSIONAL SERVICES — 0.4%
Other Securities		18,990,598
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Other Securities		6,938,609
ROAD & RAIL — 1.1%
Union Pacific Corp.	99,238	17,941,238

See accompanying notes to financial statements.
37

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Other Securities		$ 29,148,642
		47,089,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
Broadcom, Inc.	54,977	17,373,832
Intel Corp.	628,273	37,602,139
NVIDIA Corp.	82,652	19,448,016
Texas Instruments, Inc.	133,033	17,066,804
Other Securities		87,203,909
		178,694,700
SOFTWARE — 7.6%
Adobe, Inc. (a)	68,951	22,740,729
Microsoft Corp.	1,077,345	169,897,306
Oracle Corp.	306,607	16,244,039
salesforce.com, Inc. (a)	119,436	19,425,071
Other Securities		93,685,768
		321,992,913
SPECIALTY RETAIL — 2.3%
Home Depot, Inc.	155,193	33,891,047
Other Securities		66,107,336
		99,998,383
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
Apple, Inc.	641,488	188,372,951
Other Securities		16,328,008
		204,700,959
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
NIKE, Inc. Class B	173,290	17,556,010
Other Securities		19,298,166
		36,854,176
THRIFTS & MORTGAGE FINANCE — 0.2%
Other Securities		7,523,313
TOBACCO — 0.8%
Philip Morris International, Inc.	219,980	18,718,098
Other Securities		13,791,013
		32,509,111
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Other Securities		14,868,148
TRANSPORTATION INFRASTRUCTURE — 0.0% (b)
Other Security		576,798
WATER UTILITIES — 0.2%
Other Securities		6,445,119
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Other Securities		4,320,987
TOTAL COMMON STOCKS (Cost $3,690,943,255)		4,249,515,321
Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (b)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (b)
Other Security (Cost: $14)		$ 27
RIGHTS — 0.0% (b)
BIOTECHNOLOGY — 0.0% (b)
Other Security		2,080
CHEMICALS — 0.0% (b)
Other Security		1,413
DIVERSIFIED FINANCIAL SERVICES — 0.0% (b)
Other Security		211
MEDIA — 0.0% (b)
Other Security		132
PHARMACEUTICALS — 0.0% (b)
Other Security		564
TOTAL RIGHTS (Cost $4,026)		4,400
WARRANTS — 0.0% (b)
OIL, GAS & CONSUMABLE FUELS — 0.0% (b)
Halcon Resources Corp. (expiring 09/09/20) (a)(c)	310	—
Halcon Resources Corp. (expiring 09/09/20) (a)(c)	248	—
Halcon Resources Corp. (expiring 09/09/20) (a)(d)	398	—
		0
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e)(f)	3,221,194	3,221,516
State Street Navigator Securities Lending Portfolio II (g)(h)	31,277,037	31,277,037
TOTAL SHORT-TERM INVESTMENTS (Cost $34,498,460)		34,498,553
TOTAL INVESTMENTS — 100.6% (Cost $3,725,445,755)		4,284,018,301
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(25,656,774)
NET ASSETS — 100.0%		$ 4,258,361,527

See accompanying notes to financial statements.
38

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at December 31, 2019.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	29	03/20/2020	$4,633,524	$4,685,095	$51,571
E-Mini Russell 2000 Index (long)	4	03/20/2020	328,919	334,120	5,201
Total unrealized appreciation/depreciation on open futures contracts.					$56,772
During the period ended December 31, 2019, average notional value related to futures contracts was $8,193,577or less than 0.5% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,249,514,961	$ 360	$ 0(a)	$4,249,515,321
Preferred Stocks	27	—	—	27
Rights	—	4,400	—	4,400
Warrants	—	—	0(a)	0
Short-Term Investments	34,498,553	—	—	34,498,553
TOTAL INVESTMENTS	$4,284,013,541	$4,760	$ 0	$4,284,018,301
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	56,772	—	—	56,772
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 56,772	$ —	$—	$ 56,772
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,284,070,313	$4,760	$—	$4,284,075,073
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to financial statements.
39

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 69,712,501	$ 66,492,112	$1,034	$93	3,221,194	$ 3,221,516	$ 70,358
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,556,365	8,556,365	17,166,003	25,722,368	—	—	—	—	29,786
State Street Navigator Securities Lending Portfolio II	—	—	68,036,051	36,759,014	—	—	31,277,037	31,277,037	78,797
State Street Navigator Securities Lending Portfolio III	12,406,210	12,406,210	57,854,195	70,260,405	—	—	—	—	120,544
Total		$20,962,575	$212,768,750	$199,233,899	$1,034	$93		$34,498,553	$299,485
See accompanying notes to financial statements.
40

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.9%
Arconic, Inc.	73,600	$ 2,264,672
Boeing Co.	89,377	29,115,451
Huntington Ingalls Industries, Inc.	9,200	2,308,096
L3Harris Technologies, Inc.	84,033	16,627,610
Lockheed Martin Corp.	94,350	36,738,003
Northrop Grumman Corp.	59,600	20,500,612
Raytheon Co.	63,481	13,949,315
TransDigm Group, Inc.	18,895	10,581,200
United Technologies Corp.	163,426	24,474,678
		156,559,637
AIR FREIGHT & LOGISTICS — 0.3%
Expeditors International of Washington, Inc.	33,627	2,623,578
United Parcel Service, Inc. Class B	119,831	14,027,417
		16,650,995
BANKS — 1.6%
First Republic Bank	31,400	3,687,930
JPMorgan Chase & Co.	572,200	79,764,680
SVB Financial Group (a)	12,587	3,159,841
		86,612,451
BEVERAGES — 1.5%
Brown-Forman Corp. Class B	69,199	4,677,852
Coca-Cola Co.	586,187	32,445,450
Monster Beverage Corp. (a)	97,190	6,176,425
PepsiCo, Inc.	254,427	34,772,538
		78,072,265
BIOTECHNOLOGY — 1.8%
AbbVie, Inc.	297,827	26,369,604
Alexion Pharmaceuticals, Inc. (a)	48,794	5,277,071
Amgen, Inc.	133,256	32,124,024
Incyte Corp. (a)	67,910	5,929,901
Regeneron Pharmaceuticals, Inc. (a)	20,347	7,639,891
Vertex Pharmaceuticals, Inc. (a)	97,686	21,388,350
		98,728,841
BUILDING PRODUCTS — 0.2%
Allegion PLC	35,354	4,402,987
Fortune Brands Home & Security, Inc.	52,900	3,456,486
Masco Corp.	107,928	5,179,465
		13,038,938
CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.	31,714	5,282,918
BlackRock, Inc.	22,900	11,511,830
Cboe Global Markets, Inc.	42,144	5,057,280
Charles Schwab Corp.	317,131	15,082,751
CME Group, Inc.	69,500	13,950,040
Intercontinental Exchange, Inc.	116,377	10,770,691
MarketAxess Holdings, Inc.	14,396	5,457,668
Moody's Corp.	61,715	14,651,758
MSCI, Inc.	32,195	8,312,105
Security Description	Shares	Value
Nasdaq, Inc.	20,452	$ 2,190,409
S&P Global, Inc.	92,841	25,350,235
T Rowe Price Group, Inc.	65,670	8,001,233
		125,618,918
CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	83,823	19,697,567
Celanese Corp.	45,970	5,659,826
Dow, Inc.	281,800	15,422,914
Ecolab, Inc.	48,636	9,386,262
FMC Corp.	49,269	4,918,031
Linde PLC	144,899	30,848,997
PPG Industries, Inc.	45,826	6,117,313
Sherwin-Williams Co.	31,196	18,204,114
		110,255,024
COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.	31,897	8,582,844
Copart, Inc. (a)	77,754	7,070,949
Republic Services, Inc.	36,849	3,302,776
Rollins, Inc.	25,149	833,941
Waste Management, Inc.	85,975	9,797,711
		29,588,221
COMMUNICATIONS EQUIPMENT — 0.3%
Arista Networks, Inc. (a)	20,597	4,189,430
Motorola Solutions, Inc.	65,147	10,497,787
		14,687,217
CONSTRUCTION & ENGINEERING — 0.0% (b)
Quanta Services, Inc.	24,277	988,317
CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	23,712	6,630,824
Vulcan Materials Co.	50,308	7,243,849
		13,874,673
CONSUMER FINANCE — 0.6%
American Express Co.	152,109	18,936,049
Discover Financial Services	73,851	6,264,042
Synchrony Financial	225,900	8,134,659
		33,334,750
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	22,539	2,948,552
Ball Corp.	88,260	5,707,774
		8,656,326
DISTRIBUTORS — 0.0% (b)
LKQ Corp. (a)	60,600	2,163,420
ELECTRIC UTILITIES — 0.4%
NextEra Energy, Inc.	98,409	23,830,723
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	86,857	8,663,117
Emerson Electric Co.	125,000	9,532,500

See accompanying notes to financial statements.
41

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Rockwell Automation, Inc.	25,017	$ 5,070,196
		23,265,813
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	112,706	12,198,170
CDW Corp.	54,644	7,805,349
Corning, Inc.	137,377	3,999,045
FLIR Systems, Inc.	24,500	1,275,715
IPG Photonics Corp. (a)	6,800	985,456
Keysight Technologies, Inc. (a)	71,338	7,321,419
TE Connectivity, Ltd.	63,600	6,095,424
Zebra Technologies Corp. Class A (a)	20,500	5,236,520
		44,917,098
ENERGY EQUIPMENT & SERVICES — 0.0% (b)
National Oilwell Varco, Inc.	45,500	1,139,775
ENTERTAINMENT — 2.4%
Electronic Arts, Inc. (a)	58,806	6,322,233
Live Nation Entertainment, Inc. (a)	35,900	2,565,773
Netflix, Inc. (a)	166,558	53,893,172
Take-Two Interactive Software, Inc. (a)	43,061	5,271,958
Walt Disney Co.	417,856	60,434,514
		128,487,650
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.5%
Alexandria Real Estate Equities, Inc. REIT	23,600	3,813,288
American Tower Corp. REIT	168,345	38,689,048
Boston Properties, Inc. REIT	24,068	3,318,015
Crown Castle International Corp. REIT	91,696	13,034,587
Duke Realty Corp. REIT	82,380	2,856,115
Equinix, Inc. REIT	32,386	18,903,708
Essex Property Trust, Inc. REIT	12,540	3,772,784
Extra Space Storage, Inc. REIT	28,510	3,011,226
Federal Realty Investment Trust REIT	11,201	1,441,905
Healthpeak Properties, Inc. REIT	88,339	3,045,045
Mid-America Apartment Communities, Inc. REIT	19,483	2,569,028
Prologis, Inc. REIT	136,900	12,203,266
Public Storage REIT	25,129	5,351,472
Realty Income Corp. REIT	55,719	4,102,590
SBA Communications Corp. REIT	42,792	10,312,444
Simon Property Group, Inc. REIT	46,620	6,944,515
UDR, Inc. REIT	52,369	2,445,632
		135,814,668
FOOD & STAPLES RETAILING — 0.7%
Costco Wholesale Corp.	99,100	29,127,472
Sysco Corp.	87,289	7,466,701
		36,594,173
Security Description	Shares	Value
FOOD PRODUCTS — 0.3%
Campbell Soup Co.	28,200	$ 1,393,644
Hershey Co.	37,780	5,552,904
Lamb Weston Holdings, Inc.	30,554	2,628,561
McCormick & Co., Inc.	23,918	4,059,602
Tyson Foods, Inc. Class A	53,800	4,897,952
		18,532,663
HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abbott Laboratories	389,582	33,839,091
ABIOMED, Inc. (a)	9,750	1,663,252
Align Technology, Inc. (a)	27,287	7,614,164
Baxter International, Inc.	87,288	7,299,023
Boston Scientific Corp. (a)	312,522	14,132,245
Cooper Cos., Inc.	10,714	3,442,301
Danaher Corp.	155,524	23,869,824
DENTSPLY SIRONA, Inc.	44,800	2,535,232
Edwards Lifesciences Corp. (a)	79,254	18,489,166
Hologic, Inc. (a)	54,997	2,871,393
IDEXX Laboratories, Inc. (a)	32,600	8,512,838
Intuitive Surgical, Inc. (a)	43,945	25,978,087
ResMed, Inc.	54,607	8,462,447
STERIS PLC	17,400	2,652,108
Stryker Corp.	80,695	16,941,108
Teleflex, Inc.	17,625	6,634,755
Varian Medical Systems, Inc. (a)	19,007	2,699,184
		187,636,218
HEALTH CARE PROVIDERS & SERVICES — 0.1%
WellCare Health Plans, Inc. (a)	19,125	6,315,266
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	75,230	5,521,130
HOTELS, RESTAURANTS & LEISURE — 2.4%
Chipotle Mexican Grill, Inc. (a)	9,762	8,171,868
Darden Restaurants, Inc.	21,475	2,340,990
Hilton Worldwide Holdings, Inc.	107,188	11,888,221
Las Vegas Sands Corp.	73,242	5,056,628
Marriott International, Inc. Class A	103,107	15,613,493
McDonald's Corp.	125,980	24,894,908
MGM Resorts International	119,377	3,971,673
Starbucks Corp.	448,862	39,463,947
Wynn Resorts, Ltd.	36,700	5,096,529
Yum! Brands, Inc.	114,957	11,579,618
		128,077,875
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	127,400	6,720,350
Garmin, Ltd.	54,887	5,354,776
Leggett & Platt, Inc.	33,000	1,677,390
NVR, Inc. (a)	1,320	5,027,101
PulteGroup, Inc.	96,800	3,755,840
		22,535,457

See accompanying notes to financial statements.
42

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	50,360	$ 3,542,323
Colgate-Palmolive Co.	146,575	10,090,223
Kimberly-Clark Corp.	63,855	8,783,255
Procter & Gamble Co.	549,670	68,653,783
		91,069,584
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
NRG Energy, Inc.	95,576	3,799,146
INDUSTRIAL CONGLOMERATES — 0.7%
Honeywell International, Inc.	124,870	22,101,990
Roper Technologies, Inc.	39,502	13,992,794
		36,094,784
INSURANCE — 0.8%
Aon PLC	56,040	11,672,572
Arthur J Gallagher & Co.	36,141	3,441,707
Cincinnati Financial Corp.	26,557	2,792,468
Marsh & McLennan Cos., Inc.	116,960	13,030,514
Progressive Corp.	135,523	9,810,510
Willis Towers Watson PLC	23,500	4,745,590
		45,493,361
INTERACTIVE MEDIA & SERVICES — 9.1%
Alphabet, Inc. Class A (a)	113,840	152,476,158
Alphabet, Inc. Class C (a)	113,627	151,921,571
Facebook, Inc. Class A (a)	914,579	187,717,340
		492,115,069
INTERNET & DIRECT MARKETING RETAIL — 6.2%
Amazon.com, Inc. (a)	158,324	292,557,420
Booking Holdings, Inc. (a)	15,905	32,664,576
eBay, Inc.	290,667	10,495,985
		335,717,981
IT SERVICES — 7.4%
Accenture PLC Class A	152,046	32,016,326
Akamai Technologies, Inc. (a)	44,248	3,822,142
Automatic Data Processing, Inc.	101,927	17,378,554
Broadridge Financial Solutions, Inc.	30,530	3,771,676
Fiserv, Inc. (a)	217,019	25,093,907
FleetCor Technologies, Inc. (a)	32,969	9,485,841
Gartner, Inc. (a)	33,990	5,237,859
Global Payments, Inc.	55,941	10,212,589
Jack Henry & Associates, Inc.	16,172	2,355,775
Leidos Holdings, Inc.	25,258	2,472,506
Mastercard, Inc. Class A	337,793	100,861,612
Paychex, Inc.	81,088	6,897,345
PayPal Holdings, Inc. (a)	446,232	48,268,915
VeriSign, Inc. (a)	20,848	4,016,993
Visa, Inc. Class A	651,327	122,384,343
Western Union Co. (c)	159,357	4,267,581
		398,543,964
Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Agilent Technologies, Inc.	66,998	$ 5,715,599
Illumina, Inc. (a)	33,566	11,135,185
IQVIA Holdings, Inc. (a)	47,342	7,314,812
Mettler-Toledo International, Inc. (a)	5,791	4,593,885
PerkinElmer, Inc.	24,043	2,334,575
Thermo Fisher Scientific, Inc.	152,422	49,517,335
Waters Corp. (a)	15,167	3,543,770
		84,155,161
MACHINERY — 1.5%
Caterpillar, Inc.	123,900	18,297,552
Cummins, Inc.	36,700	6,567,832
Deere & Co.	70,577	12,228,171
Dover Corp.	32,600	3,757,476
IDEX Corp.	16,434	2,826,648
Illinois Tool Works, Inc.	67,773	12,174,064
Ingersoll-Rand PLC	56,472	7,506,258
PACCAR, Inc.	131,400	10,393,740
Parker-Hannifin Corp.	26,900	5,536,558
Xylem, Inc.	40,381	3,181,619
		82,469,918
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	59,591	28,906,402
Comcast Corp. Class A	966,223	43,451,049
		72,357,451
METALS & MINING — 0.1%
Freeport-McMoRan, Inc.	293,212	3,846,941
MULTI-UTILITIES — 0.1%
Sempra Energy	48,200	7,301,336
MULTILINE RETAIL — 0.6%
Dollar General Corp.	96,742	15,089,817
Target Corp.	123,300	15,808,293
		30,898,110
OIL, GAS & CONSUMABLE FUELS — 1.2%
Apache Corp.	88,553	2,266,071
Cabot Oil & Gas Corp.	97,634	1,699,808
Cimarex Energy Co.	20,876	1,095,781
ConocoPhillips	416,954	27,114,519
EOG Resources, Inc.	110,500	9,255,480
Hess Corp.	98,452	6,577,578
Phillips 66	84,400	9,403,004
Pioneer Natural Resources Co.	39,000	5,903,430
		63,315,671
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	52,800	594,000
Estee Lauder Cos., Inc. Class A	84,618	17,477,002
		18,071,002
PHARMACEUTICALS — 3.5%
Bristol-Myers Squibb Co.	490,045	31,455,988
Eli Lilly & Co.	176,595	23,209,881

See accompanying notes to financial statements.
43

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Johnson & Johnson	420,079	$ 61,276,924
Merck & Co., Inc.	532,139	48,398,042
Zoetis, Inc.	181,000	23,955,350
		188,296,185
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	27,595	3,866,611
IHS Markit, Ltd. (a)	111,262	8,383,592
Verisk Analytics, Inc.	42,982	6,418,932
		18,669,135
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	127,200	7,796,088
ROAD & RAIL — 1.2%
CSX Corp.	147,750	10,691,190
JB Hunt Transport Services, Inc.	19,160	2,237,505
Kansas City Southern	37,637	5,764,483
Norfolk Southern Corp.	53,537	10,393,138
Old Dominion Freight Line, Inc.	24,234	4,599,128
Union Pacific Corp.	163,581	29,573,809
		63,259,253
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Advanced Micro Devices, Inc. (a)	423,202	19,408,044
Analog Devices, Inc.	139,983	16,635,580
Applied Materials, Inc.	351,100	21,431,144
Broadcom, Inc.	150,789	47,652,340
Intel Corp.	942,280	56,395,458
KLA Corp.	59,966	10,684,142
Lam Research Corp.	55,077	16,104,515
Maxim Integrated Products, Inc.	45,225	2,781,790
Microchip Technology, Inc. (c)	90,828	9,511,508
Micron Technology, Inc. (a)	420,700	22,625,246
NVIDIA Corp.	232,637	54,739,486
Qorvo, Inc. (a)	44,200	5,137,366
QUALCOMM, Inc.	433,929	38,285,555
Skyworks Solutions, Inc.	37,527	4,536,264
Texas Instruments, Inc.	220,229	28,253,178
Xilinx, Inc.	59,269	5,794,730
		359,976,346
SOFTWARE — 12.9%
Adobe, Inc. (a)	183,954	60,669,869
ANSYS, Inc. (a)	32,476	8,359,647
Autodesk, Inc. (a)	83,666	15,349,364
Cadence Design Systems, Inc. (a)	106,667	7,398,423
Citrix Systems, Inc.	24,224	2,686,442
Fortinet, Inc. (a)	53,935	5,758,101
Intuit, Inc.	98,962	25,921,117
Microsoft Corp.	2,899,218	457,206,679
NortonLifeLock, Inc.	135,100	3,447,752
Oracle Corp.	491,937	26,062,822
salesforce.com, Inc. (a)	337,057	54,818,950
ServiceNow, Inc. (a)	71,660	20,231,051
Security Description	Shares	Value
Synopsys, Inc. (a)	57,115	$ 7,950,408
		695,860,625
SPECIALTY RETAIL — 3.2%
AutoZone, Inc. (a)	9,050	10,781,355
CarMax, Inc. (a)	62,493	5,478,761
Home Depot, Inc.	294,391	64,289,106
Lowe's Cos., Inc.	192,209	23,018,950
O'Reilly Automotive, Inc. (a)	28,754	12,601,728
Ross Stores, Inc.	137,505	16,008,332
Tiffany & Co.	41,075	5,489,674
TJX Cos., Inc.	460,895	28,142,249
Tractor Supply Co.	22,038	2,059,231
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,991	3,035,402
		170,904,788
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.8%
Apple, Inc.	1,587,254	466,097,137
NetApp, Inc.	39,852	2,480,787
Seagate Technology PLC	52,732	3,137,554
Xerox Holdings Corp.	70,700	2,606,709
		474,322,187
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	317,236	32,139,179
VF Corp.	65,952	6,572,777
		38,711,956
TOBACCO — 0.7%
Altria Group, Inc.	276,900	13,820,079
Philip Morris International, Inc.	260,116	22,133,270
		35,953,349
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	152,548	5,636,648
United Rentals, Inc. (a)	28,518	4,755,947
		10,392,595
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	34,302	4,214,001
TOTAL COMMON STOCKS (Cost $4,732,176,958)		5,385,104,489
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	6,742,727	6,743,402

See accompanying notes to financial statements.
44

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (f) (g)	4,499,888	$ 4,499,888
TOTAL SHORT-TERM INVESTMENTS (Cost $11,243,290)		11,243,290
TOTAL INVESTMENTS — 100.0% (Cost $4,743,429,390)		5,396,347,779
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (b)		(651,170)
NET ASSETS — 100.0%		$ 5,395,696,609
(a)	Non-income producing security.
(b)	Amount is less than 0.05% of net assets.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,385,104,489	$—	$—	$5,385,104,489
Short-Term Investments	11,243,290	—	—	11,243,290
TOTAL INVESTMENTS	$5,396,347,779	$—	$—	$5,396,347,779
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 67,210,799	$ 60,467,333	$(64)	$—	6,742,727	$ 6,743,402	$48,653
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,566,431	2,566,431	32,586,508	35,152,939	—	—	—	—	18,823
State Street Navigator Securities Lending Portfolio II	—	—	11,874,638	7,374,750	—	—	4,499,888	4,499,888	1,433
State Street Navigator Securities Lending Portfolio III	—	—	6,028,174	6,028,174	—	—	—	—	729
Total		$2,566,431	$117,700,119	$109,023,196	$(64)	$—		$11,243,290	$69,638
See accompanying notes to financial statements.
45

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUTOMOBILES — 3.5%
Ford Motor Co.	2,548,429	$ 23,700,390
General Motors Co.	644,041	23,571,901
Harley-Davidson, Inc.	737,466	27,426,360
		74,698,651
BANKS — 5.2%
Huntington Bancshares, Inc.	1,835,525	27,679,717
KeyCorp	1,427,346	28,889,483
People's United Financial, Inc.	1,580,909	26,717,362
Regions Financial Corp.	1,650,231	28,317,964
		111,604,526
BEVERAGES — 1.2%
Molson Coors Brewing Co. Class B	464,697	25,047,168
BIOTECHNOLOGY — 1.6%
AbbVie, Inc.	390,191	34,547,511
CAPITAL MARKETS — 1.1%
Invesco, Ltd.	1,312,552	23,599,685
CHEMICALS — 2.6%
Dow, Inc.	498,653	27,291,279
LyondellBasell Industries NV Class A	304,729	28,790,796
		56,082,075
CONTAINERS & PACKAGING — 2.7%
International Paper Co.	596,625	27,474,581
Westrock Co.	712,997	30,594,702
		58,069,283
DIVERSIFIED CONSUMER SERVICES — 1.0%
H&R Block, Inc. (a)	940,541	22,083,903
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
AT&T, Inc.	791,949	30,949,367
CenturyLink, Inc.	2,294,645	30,312,261
Verizon Communications, Inc.	468,626	28,773,636
		90,035,264
ELECTRIC UTILITIES — 8.1%
Duke Energy Corp.	301,933	27,539,309
Edison International	369,269	27,846,575
Entergy Corp.	251,440	30,122,512
FirstEnergy Corp.	603,356	29,323,102
PPL Corp.	865,179	31,042,622
Southern Co.	471,473	30,032,830
		175,906,950
ELECTRICAL EQUIPMENT — 1.4%
Eaton Corp. PLC	317,048	30,030,787
ENERGY EQUIPMENT & SERVICES — 2.3%
Helmerich & Payne, Inc.	517,320	23,501,848
Schlumberger, Ltd.	652,735	26,239,947
		49,741,795
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.6%
Crown Castle International Corp. REIT	203,746	$ 28,962,494
Digital Realty Trust, Inc. REIT (a)	223,967	26,817,809
Healthpeak Properties, Inc. REIT	823,808	28,396,662
Host Hotels & Resorts, Inc. REIT	1,474,592	27,353,682
Iron Mountain, Inc. REIT (a)	869,527	27,711,825
Kimco Realty Corp. REIT	1,400,056	28,995,160
Realty Income Corp. REIT	379,783	27,963,422
Regency Centers Corp. REIT	397,928	25,105,278
Simon Property Group, Inc. REIT	165,401	24,638,133
SL Green Realty Corp. REIT	320,880	29,482,454
Ventas, Inc. REIT	387,868	22,395,498
Vornado Realty Trust REIT	412,015	27,398,997
Welltower, Inc. REIT	316,875	25,914,038
Weyerhaeuser Co. REIT	1,027,111	31,018,752
		382,154,204
FOOD PRODUCTS — 5.4%
Campbell Soup Co.	647,437	31,996,337
General Mills, Inc.	498,192	26,683,163
Kellogg Co.	450,287	31,141,849
Kraft Heinz Co.	820,796	26,372,175
		116,193,524
HEALTH CARE PROVIDERS & SERVICES — 1.4%
Cardinal Health, Inc.	586,187	29,649,338
HOTELS, RESTAURANTS & LEISURE — 1.3%
Carnival Corp.	558,599	28,393,587
HOUSEHOLD DURABLES — 3.2%
Leggett & Platt, Inc.	662,854	33,692,869
Newell Brands, Inc.	1,829,256	35,158,300
		68,851,169
INSURANCE — 3.4%
MetLife, Inc.	522,621	26,637,992
Principal Financial Group, Inc.	434,569	23,901,295
Prudential Financial, Inc.	256,739	24,066,714
		74,606,001
IT SERVICES — 2.6%
International Business Machines Corp.	175,453	23,517,720
Western Union Co. (a)	1,260,703	33,761,626
		57,279,346
MEDIA — 1.2%
Interpublic Group of Cos., Inc.	1,156,049	26,704,732
MULTI-UTILITIES — 2.5%
CenterPoint Energy, Inc.	925,978	25,251,420
Dominion Energy, Inc.	350,130	28,997,767
		54,249,187
MULTILINE RETAIL — 3.7%
Kohl's Corp.	509,972	25,983,073

See accompanying notes to financial statements.
46

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Macy's, Inc. (a)	1,132,564	$ 19,253,588
Nordstrom, Inc. (a)	876,801	35,887,465
		81,124,126
OIL, GAS & CONSUMABLE FUELS — 9.5%
Chevron Corp.	208,023	25,068,852
Exxon Mobil Corp.	349,273	24,372,270
Kinder Morgan, Inc.	1,274,695	26,985,293
Occidental Petroleum Corp.	505,944	20,849,952
ONEOK, Inc.	384,609	29,103,363
Phillips 66	256,991	28,631,368
Valero Energy Corp.	304,397	28,506,779
Williams Cos., Inc.	978,632	23,213,151
		206,731,028
PERSONAL PRODUCTS — 1.2%
Coty, Inc. Class A	2,390,705	26,895,431
PROFESSIONAL SERVICES — 1.0%
Nielsen Holdings PLC	1,106,386	22,459,636
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
Broadcom, Inc.	86,637	27,379,025
SPECIALTY RETAIL — 2.0%
Gap, Inc.	1,362,531	24,089,548
L Brands, Inc.	1,018,828	18,461,163
		42,550,711
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Seagate Technology PLC	536,185	31,903,008
Western Digital Corp.	457,239	29,020,959
		60,923,967
TEXTILES, APPAREL & LUXURY GOODS — 2.2%
Hanesbrands, Inc.	1,589,765	23,608,010
Tapestry, Inc.	854,938	23,057,678
		46,665,688
Security Description	Shares	Value
TOBACCO — 2.4%
Altria Group, Inc.	528,790	$ 26,391,909
Philip Morris International, Inc.	309,625	26,345,991
		52,737,900
TOTAL COMMON STOCKS (Cost $2,084,320,532)		2,156,996,198
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (b) (c)	3,774,274	3,774,652
State Street Navigator Securities Lending Portfolio II (d) (e)	6,893,709	6,893,709
TOTAL SHORT-TERM INVESTMENTS (Cost $10,668,354)		10,668,361
TOTAL INVESTMENTS — 100.1% (Cost $2,094,988,886)		2,167,664,559
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,400,070)
NET ASSETS — 100.0%		$ 2,165,264,489
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,156,996,198	$—	$—	$2,156,996,198
Short-Term Investments	10,668,361	—	—	10,668,361
TOTAL INVESTMENTS	$2,167,664,559	$—	$—	$2,167,664,559
See accompanying notes to financial statements.
47

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 78,923,555	$ 75,148,645	$(265)	$ 7	3,774,274	$ 3,774,652	$17,827
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,058,759	3,058,759	7,816,910	10,875,669	—	—	—	—	4,399
State Street Navigator Securities Lending Portfolio II	—	—	117,165,585	110,271,876	—	—	6,893,709	6,893,709	25,366
State Street Navigator Securities Lending Portfolio III	19,250	19,250	124,559,853	124,579,103	—	—	—	—	33,929
Total		$3,078,009	$328,465,903	$320,875,293	$(265)	$ 7		$10,668,361	$81,521
See accompanying notes to financial statements.
48

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
Arconic, Inc.	77,033	$ 2,370,306
Boeing Co.	118,480	38,596,045
General Dynamics Corp.	93,176	16,431,588
Huntington Ingalls Industries, Inc.	6,664	1,671,864
Raytheon Co.	44,299	9,734,262
Textron, Inc.	90,779	4,048,743
United Technologies Corp.	151,630	22,708,109
		95,560,917
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	53,771	4,204,892
Expeditors International of Washington, Inc.	32,491	2,534,948
FedEx Corp.	95,379	14,422,259
United Parcel Service, Inc. Class B	153,232	17,937,338
		39,099,437
AIRLINES — 0.8%
Alaska Air Group, Inc.	48,987	3,318,869
American Airlines Group, Inc. (a)	154,973	4,444,626
Delta Air Lines, Inc.	228,823	13,381,569
Southwest Airlines Co.	188,322	10,165,621
United Airlines Holdings, Inc. (b)	86,485	7,618,464
		38,929,149
AUTO COMPONENTS — 0.3%
Aptiv PLC	101,497	9,639,170
BorgWarner, Inc.	82,126	3,562,626
		13,201,796
AUTOMOBILES — 0.7%
Ford Motor Co.	1,548,240	14,398,632
General Motors Co.	499,882	18,295,681
Harley-Davidson, Inc.	61,390	2,283,094
		34,977,407
BANKS — 10.1%
Bank of America Corp.	3,211,339	113,103,360
Citigroup, Inc.	865,269	69,126,340
Citizens Financial Group, Inc.	172,809	7,017,773
Comerica, Inc.	57,355	4,115,221
Fifth Third Bancorp	282,127	8,672,584
First Republic Bank	34,172	4,013,501
Huntington Bancshares, Inc.	410,547	6,191,049
JPMorgan Chase & Co.	646,787	90,162,108
KeyCorp	391,629	7,926,571
M&T Bank Corp.	52,446	8,902,709
People's United Financial, Inc.	176,614	2,984,777
PNC Financial Services Group, Inc.	174,168	27,802,438
Regions Financial Corp.	383,515	6,581,117
SVB Financial Group (b)	7,443	1,868,491
Truist Financial Corp.	533,224	30,031,176
US Bancorp	562,711	33,363,135
Wells Fargo & Co.	1,525,963	82,096,809
Security Description	Shares	Value
Zions Bancorp NA	67,828	$ 3,521,630
		507,480,789
BEVERAGES — 2.2%
Coca-Cola Co.	916,267	50,715,379
Constellation Brands, Inc. Class A	66,563	12,630,329
Molson Coors Brewing Co. Class B	74,650	4,023,635
Monster Beverage Corp. (b)	50,131	3,185,825
PepsiCo, Inc.	287,249	39,258,321
		109,813,489
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	276,360	24,468,914
Alexion Pharmaceuticals, Inc. (b)	36,953	3,996,467
Amgen, Inc.	96,859	23,349,799
Biogen, Inc. (b)	71,745	21,288,894
Gilead Sciences, Inc.	500,923	32,549,976
Regeneron Pharmaceuticals, Inc. (b)	10,545	3,959,437
		109,613,487
BUILDING PRODUCTS — 0.3%
AO Smith Corp.	54,507	2,596,714
Johnson Controls International PLC	306,727	12,486,856
		15,083,570
CAPITAL MARKETS — 3.1%
Ameriprise Financial, Inc.	17,647	2,939,637
Bank of New York Mellon Corp.	333,655	16,792,856
BlackRock, Inc.	22,979	11,551,543
Charles Schwab Corp.	122,775	5,839,179
CME Group, Inc.	69,818	14,013,869
E*TRADE Financial Corp.	89,842	4,076,132
Franklin Resources, Inc.	110,904	2,881,286
Goldman Sachs Group, Inc.	126,664	29,123,853
Intercontinental Exchange, Inc.	99,635	9,221,219
Invesco, Ltd.	148,022	2,661,436
Morgan Stanley	489,134	25,004,530
Nasdaq, Inc.	24,157	2,587,215
Northern Trust Corp.	84,267	8,952,526
Raymond James Financial, Inc.	49,120	4,394,275
State Street Corp. (c)	144,537	11,432,877
T Rowe Price Group, Inc.	24,100	2,936,344
		154,408,777
CHEMICALS — 1.7%
Albemarle Corp.	42,220	3,083,749
CF Industries Holdings, Inc.	86,422	4,125,786
Corteva, Inc.	297,564	8,795,992
DuPont de Nemours, Inc.	294,477	18,905,423
Eastman Chemical Co.	54,084	4,286,698
Ecolab, Inc.	48,877	9,432,772
International Flavors & Fragrances, Inc. (a)	42,484	5,481,286
Linde PLC	61,915	13,181,704
LyondellBasell Industries NV Class A	102,059	9,642,534
Mosaic Co.	138,979	3,007,506

See accompanying notes to financial statements.
49

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PPG Industries, Inc.	46,033	$ 6,144,945
		86,088,395
COMMERCIAL SERVICES & SUPPLIES — 0.2%
Republic Services, Inc.	45,265	4,057,102
Rollins, Inc.	29,610	981,868
Waste Management, Inc.	65,163	7,425,975
		12,464,945
COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	1,681,944	80,666,035
F5 Networks, Inc. (b)	24,148	3,372,268
Juniper Networks, Inc.	133,032	3,276,578
		87,314,881
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	53,841	4,836,537
Quanta Services, Inc.	31,173	1,269,053
		6,105,590
CONSUMER FINANCE — 0.7%
American Express Co.	106,690	13,281,838
Capital One Financial Corp.	185,214	19,060,373
Discover Financial Services	47,408	4,021,146
		36,363,357
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	644,127	6,982,337
Avery Dennison Corp.	9,584	1,253,779
Ball Corp.	37,745	2,440,969
International Paper Co.	155,948	7,181,405
Packaging Corp. of America	37,669	4,218,551
Sealed Air Corp.	61,431	2,446,797
Westrock Co.	102,533	4,399,691
		28,923,529
DISTRIBUTORS — 0.2%
Genuine Parts Co.	57,752	6,134,995
LKQ Corp. (b)	58,522	2,089,235
		8,224,230
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	77,659	1,823,433
DIVERSIFIED FINANCIAL SERVICES — 3.5%
Berkshire Hathaway, Inc. Class B (b)	776,293	175,830,364
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
AT&T, Inc.	2,897,754	113,244,226
CenturyLink, Inc.	390,145	5,153,815
Verizon Communications, Inc.	1,640,329	100,716,201
		219,114,242
ELECTRIC UTILITIES — 3.8%
Alliant Energy Corp.	95,624	5,232,545
American Electric Power Co., Inc.	196,423	18,563,938
Duke Energy Corp.	289,843	26,436,580
Security Description	Shares	Value
Edison International	142,536	$ 10,748,640
Entergy Corp.	79,185	9,486,363
Evergy, Inc.	90,603	5,897,349
Eversource Energy	128,668	10,945,787
Exelon Corp.	386,560	17,623,270
FirstEnergy Corp.	214,850	10,441,710
NextEra Energy, Inc.	91,292	22,107,271
Pinnacle West Capital Corp.	44,696	4,019,511
PPL Corp.	287,485	10,314,962
Southern Co.	416,885	26,555,575
Xcel Energy, Inc.	208,441	13,233,919
		191,607,420
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	164,381	15,570,168
Emerson Electric Co.	111,363	8,492,542
Rockwell Automation, Inc.	19,750	4,002,733
		28,065,443
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Corning, Inc.	162,065	4,717,712
FLIR Systems, Inc.	27,721	1,443,432
IPG Photonics Corp. (b)	7,022	1,017,628
TE Connectivity, Ltd.	66,440	6,367,610
		13,546,382
ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes Co.	258,371	6,622,049
Halliburton Co.	349,037	8,540,935
Helmerich & Payne, Inc.	43,123	1,959,078
National Oilwell Varco, Inc.	105,810	2,650,541
Schlumberger, Ltd.	550,449	22,128,050
TechnipFMC PLC	167,101	3,582,645
		45,483,298
ENTERTAINMENT — 1.3%
Activision Blizzard, Inc.	305,467	18,150,849
Electronic Arts, Inc. (b)	54,579	5,867,788
Live Nation Entertainment, Inc. (b)	18,486	1,321,195
Walt Disney Co.	278,451	40,272,368
		65,612,200
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	21,009	3,394,634
Apartment Investment & Management Co. Class A REIT	59,201	3,057,732
AvalonBay Communities, Inc. REIT	55,485	11,635,204
Boston Properties, Inc. REIT	31,987	4,409,728
Crown Castle International Corp. REIT	69,373	9,861,372
Digital Realty Trust, Inc. REIT (a)	82,940	9,931,236
Duke Realty Corp. REIT	59,347	2,057,560
Equity Residential REIT	138,773	11,229,511
Essex Property Trust, Inc. REIT	13,191	3,968,644
Extra Space Storage, Inc. REIT	21,480	2,268,718

See accompanying notes to financial statements.
50

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Federal Realty Investment Trust REIT	16,235	$ 2,089,932
Healthpeak Properties, Inc. REIT	104,270	3,594,187
Host Hotels & Resorts, Inc. REIT	285,097	5,288,549
Iron Mountain, Inc. REIT (a)	114,140	3,637,642
Kimco Realty Corp. REIT	167,919	3,477,602
Mid-America Apartment Communities, Inc. REIT	25,045	3,302,434
Prologis, Inc. REIT	107,974	9,624,802
Public Storage REIT	33,472	7,128,197
Realty Income Corp. REIT	71,252	5,246,285
Regency Centers Corp. REIT	66,606	4,202,173
Simon Property Group, Inc. REIT	73,199	10,903,723
SL Green Realty Corp. REIT	32,353	2,972,594
UDR, Inc. REIT	61,790	2,885,593
Ventas, Inc. REIT	148,214	8,557,876
Vornado Realty Trust REIT	62,983	4,188,370
Welltower, Inc. REIT	161,290	13,190,296
Weyerhaeuser Co. REIT	296,242	8,946,508
		161,051,102
FOOD & STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	71,999	21,161,946
Kroger Co.	318,892	9,244,679
Sysco Corp.	111,567	9,543,441
Walmart, Inc.	562,259	66,818,860
Walgreens Boots Alliance, Inc.	298,141	17,578,393
		124,347,319
FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	221,313	10,257,857
Campbell Soup Co.	37,580	1,857,204
Conagra Brands, Inc.	193,462	6,624,139
General Mills, Inc.	240,303	12,870,629
Hershey Co.	19,457	2,859,790
Hormel Foods Corp.	110,559	4,987,316
J.M. Smucker Co.	45,370	4,724,378
Kellogg Co.	99,035	6,849,260
Kraft Heinz Co.	247,623	7,956,127
Lamb Weston Holdings, Inc.	26,129	2,247,878
McCormick & Co., Inc.	24,048	4,081,667
Mondelez International, Inc. Class A	572,484	31,532,419
Tyson Foods, Inc. Class A	60,997	5,553,167
		102,401,831
GAS UTILITIES — 0.1%
Atmos Energy Corp.	47,460	5,308,876
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	295,197	25,640,812
ABIOMED, Inc. (b)	7,743	1,320,878
Baxter International, Inc.	111,626	9,334,166
Becton Dickinson and Co.	107,068	29,119,284
Boston Scientific Corp. (b)	227,253	10,276,381
Cooper Cos., Inc.	8,431	2,708,796
Danaher Corp.	91,542	14,049,866
DENTSPLY SIRONA, Inc.	41,613	2,354,880
Security Description	Shares	Value
Hologic, Inc. (b)	49,076	$ 2,562,258
Medtronic PLC	531,120	60,255,564
STERIS PLC	15,505	2,363,272
Stryker Corp.	43,496	9,131,550
Varian Medical Systems, Inc. (b)	16,286	2,312,775
Zimmer Biomet Holdings, Inc.	81,849	12,251,158
		183,681,640
HEALTH CARE PROVIDERS & SERVICES — 6.0%
AmerisourceBergen Corp.	59,810	5,085,046
Anthem, Inc.	100,814	30,448,852
Cardinal Health, Inc.	116,360	5,885,489
Centene Corp. (b)	164,552	10,345,384
Cigna Corp.	148,422	30,350,815
CVS Health Corp.	515,253	38,278,145
DaVita, Inc. (b)	35,626	2,673,019
HCA Healthcare, Inc.	105,197	15,549,169
Henry Schein, Inc. (b)	58,262	3,887,241
Humana, Inc.	52,658	19,300,210
Laboratory Corp. of America Holdings (b)	38,605	6,530,808
McKesson Corp.	71,673	9,913,809
Quest Diagnostics, Inc.	53,602	5,724,158
UnitedHealth Group, Inc.	375,822	110,484,152
Universal Health Services, Inc. Class B	31,962	4,585,268
		299,041,565
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	46,196	3,390,324
HOTELS, RESTAURANTS & LEISURE — 1.3%
Carnival Corp.	159,256	8,094,982
Darden Restaurants, Inc.	26,307	2,867,726
Las Vegas Sands Corp.	57,747	3,986,853
McDonald's Corp.	167,652	33,129,712
MGM Resorts International	79,877	2,657,508
Norwegian Cruise Line Holdings, Ltd. (b)	84,563	4,939,325
Royal Caribbean Cruises, Ltd.	68,390	9,130,749
		64,806,855
HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc.	17,806	905,079
Lennar Corp. Class A	111,317	6,210,375
Mohawk Industries, Inc. (b)	23,593	3,217,613
Newell Brands, Inc.	151,490	2,911,638
Whirlpool Corp.	25,156	3,711,265
		16,955,970
HOUSEHOLD PRODUCTS — 1.7%
Church & Dwight Co., Inc.	44,896	3,157,985
Clorox Co.	49,931	7,666,406
Colgate-Palmolive Co.	184,992	12,734,849
Kimberly-Clark Corp.	69,532	9,564,126

See accompanying notes to financial statements.
51

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co.	414,879	$ 51,818,387
		84,941,753
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	263,993	5,253,461
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	228,588	40,327,495
General Electric Co.	3,459,085	38,603,389
Honeywell International, Inc.	153,413	27,154,101
		106,084,985
INSURANCE — 3.9%
Aflac, Inc.	291,827	15,437,649
Allstate Corp.	128,760	14,479,062
American International Group, Inc.	345,880	17,754,020
Aon PLC	34,472	7,180,173
Arthur J Gallagher & Co.	36,364	3,462,944
Assurant, Inc.	24,101	3,159,159
Chubb, Ltd.	180,165	28,044,484
Cincinnati Financial Corp.	32,613	3,429,257
Everest Re Group, Ltd.	16,210	4,487,576
Globe Life, Inc.	39,601	4,168,005
Hartford Financial Services Group, Inc.	143,263	8,706,093
Lincoln National Corp.	78,815	4,650,873
Loews Corp.	101,688	5,337,603
Marsh & McLennan Cos., Inc.	78,237	8,716,384
MetLife, Inc.	310,738	15,838,316
Principal Financial Group, Inc.	102,688	5,647,840
Progressive Corp.	90,635	6,561,068
Prudential Financial, Inc.	159,790	14,978,715
Travelers Cos., Inc.	102,615	14,053,124
Unum Group	82,013	2,391,499
Willis Towers Watson PLC	26,530	5,357,468
WR Berkley Corp.	57,660	3,984,306
		197,825,618
INTERACTIVE MEDIA & SERVICES — 0.2%
Twitter, Inc. (b)	308,648	9,892,168
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Expedia Group, Inc.	55,562	6,008,475
IT SERVICES — 3.1%
Accenture PLC Class A	93,443	19,676,292
Akamai Technologies, Inc. (b)	17,986	1,553,631
Alliance Data Systems Corp.	16,286	1,827,289
Automatic Data Processing, Inc.	65,363	11,144,391
Broadridge Financial Solutions, Inc.	13,705	1,693,116
Cognizant Technology Solutions Corp. Class A	217,678	13,500,390
DXC Technology Co.	101,773	3,825,647
Fidelity National Information Services, Inc.	244,339	33,985,111
Global Payments, Inc.	60,901	11,118,087
International Business Machines Corp.	350,688	47,006,219
Security Description	Shares	Value
Jack Henry & Associates, Inc.	14,644	$ 2,133,191
Leidos Holdings, Inc.	26,429	2,587,135
Paychex, Inc.	41,780	3,553,807
VeriSign, Inc. (b)	19,367	3,731,634
		157,335,940
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	50,572	5,340,909
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	52,941	4,516,397
Illumina, Inc. (b)	23,348	7,745,465
IQVIA Holdings, Inc. (b)	22,304	3,446,191
Mettler-Toledo International, Inc. (b)	3,553	2,818,524
PerkinElmer, Inc.	19,040	1,848,784
Waters Corp. (b)	9,731	2,273,648
		22,649,009
MACHINERY — 1.7%
Caterpillar, Inc.	90,106	13,306,854
Cummins, Inc.	22,569	4,038,948
Deere & Co.	51,326	8,892,743
Dover Corp.	23,668	2,727,974
Flowserve Corp.	52,039	2,589,981
Fortive Corp.	117,490	8,975,061
IDEX Corp.	13,005	2,236,860
Illinois Tool Works, Inc.	45,396	8,154,483
Ingersoll-Rand PLC	36,253	4,818,749
Parker-Hannifin Corp.	22,947	4,722,951
Pentair PLC	66,792	3,063,749
Snap-on, Inc.	21,877	3,705,964
Stanley Black & Decker, Inc.	60,411	10,012,519
Westinghouse Air Brake Technologies Corp.	72,412	5,633,654
Xylem, Inc.	29,310	2,309,335
		85,189,825
MEDIA — 1.5%
Comcast Corp. Class A	790,989	35,570,775
Discovery, Inc. Class A (a) (b)	62,852	2,057,774
Discovery, Inc. Class C (b)	133,326	4,065,110
DISH Network Corp. Class A (b)	101,378	3,595,878
Fox Corp. Class A	140,904	5,223,311
Fox Corp. Class B	64,618	2,352,095
Interpublic Group of Cos., Inc.	154,167	3,561,258
News Corp. Class A	154,426	2,183,584
News Corp. Class B	48,393	702,182
Omnicom Group, Inc.	86,581	7,014,793
ViacomCBS, Inc. Class B	214,791	9,014,778
		75,341,538
METALS & MINING — 0.5%
Freeport-McMoRan, Inc.	259,608	3,406,057
Newmont Goldcorp Corp.	325,923	14,161,354
Nucor Corp.	120,529	6,783,372
		24,350,783

See accompanying notes to financial statements.
52

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 2.1%
Ameren Corp.	97,754	$ 7,507,507
CenterPoint Energy, Inc.	199,737	5,446,828
CMS Energy Corp.	112,904	7,094,887
Consolidated Edison, Inc.	132,156	11,956,153
Dominion Energy, Inc.	327,246	27,102,514
DTE Energy Co.	76,383	9,919,860
NiSource, Inc.	148,486	4,133,850
Public Service Enterprise Group, Inc.	201,052	11,872,121
Sempra Energy	61,622	9,334,501
WEC Energy Group, Inc.	125,407	11,566,288
		105,934,509
MULTILINE RETAIL — 0.5%
Dollar Tree, Inc. (b)	94,141	8,853,961
Kohl's Corp.	62,277	3,173,013
Macy's, Inc. (a)	122,809	2,087,753
Nordstrom, Inc. (a)	42,592	1,743,291
Target Corp.	72,478	9,292,404
		25,150,422
OIL, GAS & CONSUMABLE FUELS — 7.0%
Apache Corp.	56,820	1,454,024
Cabot Oil & Gas Corp.	60,043	1,045,349
Chevron Corp.	749,826	90,361,531
Cimarex Energy Co.	18,663	979,621
Concho Resources, Inc.	79,918	6,998,419
Devon Energy Corp.	153,874	3,996,108
Diamondback Energy, Inc.	64,082	5,950,654
EOG Resources, Inc.	115,713	9,692,121
Exxon Mobil Corp.	1,678,436	117,121,264
HollyFrontier Corp.	59,101	2,997,012
Kinder Morgan, Inc.	774,481	16,395,763
Marathon Oil Corp.	318,045	4,319,051
Marathon Petroleum Corp.	258,180	15,555,345
Noble Energy, Inc.	190,184	4,724,170
Occidental Petroleum Corp.	355,198	14,637,710
ONEOK, Inc.	164,222	12,426,679
Phillips 66	88,349	9,842,962
Pioneer Natural Resources Co.	25,071	3,794,997
Valero Energy Corp.	163,249	15,288,269
Williams Cos., Inc.	481,877	11,430,122
		349,011,171
PERSONAL PRODUCTS — 0.0% (d)
Coty, Inc. Class A	62,259	700,414
PHARMACEUTICALS — 5.9%
Allergan PLC	130,531	24,953,611
Bristol-Myers Squibb Co.	419,385	26,920,323
Eli Lilly & Co.	151,193	19,871,296
Johnson & Johnson	605,339	88,300,800
Merck & Co., Inc.	453,833	41,276,111
Mylan NV (b)	205,189	4,124,299
Perrigo Co. PLC	54,093	2,794,444
Pfizer, Inc.	2,194,397	85,976,475
		294,217,359
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	19,243	$ 2,696,329
IHS Markit, Ltd. (b)	43,015	3,241,180
Nielsen Holdings PLC	141,464	2,871,719
Robert Half International, Inc.	46,700	2,949,105
Verisk Analytics, Inc.	20,163	3,011,143
		14,769,476
ROAD & RAIL — 0.8%
CSX Corp.	154,574	11,184,975
JB Hunt Transport Services, Inc.	12,663	1,478,785
Norfolk Southern Corp.	47,711	9,262,136
Union Pacific Corp.	104,897	18,964,329
		40,890,225
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Intel Corp.	740,391	44,312,402
Maxim Integrated Products, Inc.	60,261	3,706,654
Skyworks Solutions, Inc.	28,458	3,440,003
Texas Instruments, Inc.	141,232	18,118,653
Xilinx, Inc.	37,953	3,710,665
		73,288,377
SOFTWARE — 0.5%
Citrix Systems, Inc.	23,348	2,589,293
NortonLifeLock, Inc.	86,630	2,210,798
Oracle Corp.	344,491	18,251,133
		23,051,224
SPECIALTY RETAIL — 1.2%
Advance Auto Parts, Inc.	27,536	4,410,166
Best Buy Co., Inc.	90,577	7,952,661
Gap, Inc.	84,609	1,495,887
Home Depot, Inc.	125,801	27,472,422
L Brands, Inc.	92,280	1,672,114
Lowe's Cos., Inc.	103,564	12,402,825
Tractor Supply Co.	23,948	2,237,701
Ulta Salon Cosmetics & Fragrance, Inc. (b)	10,224	2,588,103
		60,231,879
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Hewlett Packard Enterprise Co.	514,522	8,160,319
HP, Inc.	589,179	12,107,629
NetApp, Inc.	48,977	3,048,818
Seagate Technology PLC	36,780	2,188,410
Western Digital Corp.	118,266	7,506,343
		33,011,519
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (b)	60,307	2,300,712
Hanesbrands, Inc. (a)	143,794	2,135,341
NIKE, Inc. Class B	163,459	16,560,031
PVH Corp.	29,466	3,098,350
Ralph Lauren Corp.	19,739	2,313,806
Tapestry, Inc.	109,728	2,959,364

See accompanying notes to financial statements.
53

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Under Armour, Inc. Class A (a) (b)	74,846	$ 1,616,674
Under Armour, Inc. Class C (b)	77,336	1,483,304
VF Corp.	61,201	6,099,292
		38,566,874
TOBACCO — 1.0%
Altria Group, Inc.	453,031	22,610,777
Philip Morris International, Inc.	346,413	29,476,282
		52,087,059
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	68,444	2,529,006
W.W. Grainger, Inc.	17,386	5,885,509
		8,414,515
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	36,015	4,424,443
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
T-Mobile US, Inc. (b)	125,849	9,869,079
TOTAL COMMON STOCKS (Cost $4,739,204,938)		4,999,555,018
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	2,690,938	2,691,207
State Street Navigator Securities Lending Portfolio II (g) (h)	8,630,235	8,630,235
TOTAL SHORT-TERM INVESTMENTS (Cost $11,321,442)		11,321,442
TOTAL INVESTMENTS — 100.0% (Cost $4,750,526,380)		5,010,876,460
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(2,388,183)
NET ASSETS — 100.0%		$ 5,008,488,277

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,999,555,018	$—	$—	$4,999,555,018
Short-Term Investments	11,321,442	—	—	11,321,442
TOTAL INVESTMENTS	$5,010,876,460	$—	$—	$5,010,876,460
See accompanying notes to financial statements.
54

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	95,369	$5,346,386	$ 6,761,222	$ 3,580,707	$(474,096)	$3,380,072	144,537	$11,432,877	$137,297
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	82,200,661	79,509,836	382	—	2,690,938	2,691,207	38,892
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,628,278	2,628,278	7,024,500	9,652,778	—	—	—	—	11,354
State Street Navigator Securities Lending Portfolio II	—	—	38,950,734	30,320,499	—	—	8,630,235	8,630,235	5,749
State Street Navigator Securities Lending Portfolio III	—	—	13,110,651	13,110,651	—	—	—	—	1,388
Total		$7,974,664	$148,047,768	$136,174,471	$(473,714)	$3,380,072		$22,754,319	$194,680
See accompanying notes to financial statements.
55

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,500,213,082	$1,906,239,702	$1,629,478,997
Investments in affiliated issuers, at value	9,189,101	60,542,595	119,590,152
Total Investments	3,509,402,183	1,966,782,297	1,749,069,149
Foreign currency, at value	—	—	16,870
Net cash at broker	117,384	—	31,579
Cash	774,159	4,626,244	37,859
Receivable from broker — accumulated variation margin on open futures contracts	83,568	—	24,377
Receivable for investments sold	—	26,880	—
Receivable for fund shares sold	31,502	1,846,401	—
Dividends receivable — unaffiliated issuers	3,468,143	2,221,777	2,196,232
Dividends receivable — affiliated issuers	7,178	2,862	4,108
Securities lending income receivable — unaffiliated issuers	2,486	17,710	12,938
Securities lending income receivable — affiliated issuers	3,216	55,780	174,603
TOTAL ASSETS	3,513,889,819	1,975,579,951	1,751,567,715
LIABILITIES
Due to custodian	—	—	—
Payable upon return of securities loaned	5,894,871	59,317,976	117,437,304
Payable for investments purchased	—	5,753,117	—
Payable for fund shares repurchased	—	—	18,273
Advisory fee payable	83,123	83,593	70,132
Trustees’ fees and expenses payable	610	425	2,103
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	5,978,604	65,155,111	117,527,812
NET ASSETS	$3,507,911,215	$1,910,424,840	$1,634,039,903
NET ASSETS CONSIST OF:
Paid-in Capital	$3,237,476,581	$1,844,307,107	$1,775,645,273
Total distributable earnings (loss)	270,434,634	66,117,733	(141,605,370)
NET ASSETS	$3,507,911,215	$1,910,424,840	$1,634,039,903
NET ASSET VALUE PER SHARE
Net asset value per share	$ 37.82	$ 36.22	$ 32.65
Shares outstanding (unlimited amount authorized, $0.01 par value)	92,750,000	52,750,000	50,050,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,201,896,220	$1,810,910,442	$1,690,742,329
Investments in affiliated issuers	9,189,048	60,542,581	119,590,080
Total cost of investments	$3,211,085,268	$1,871,453,023	$1,810,332,409
Foreign currency, at cost	$ —	$ —	$ 16,508
* Includes investments in securities on loan, at value	$ 31,188,489	$ 191,942,458	$ 180,921,145
See accompanying notes to financial statements.
56

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

$4,249,519,748	$5,385,104,489	$2,156,996,198	$4,988,122,141
34,498,553	11,243,290	10,668,361	22,754,319
4,284,018,301	5,396,347,779	2,167,664,559	5,010,876,460
1	—	—	—
149,470	—	—	—
1,050,632	—	25,089	—
56,847	—	—	—
4	—	—	1,364,778
18,970	—	1,022	1,104
4,426,715	4,306,333	7,104,631	6,228,429
15,345	12,603	6,532	10,684
8,855	1,663	4,952	1,131
47,803	784	11,647	4,364
4,289,792,943	5,400,669,162	2,174,818,432	5,018,486,950

—	257,611	—	1,199,996
31,277,037	4,499,888	6,893,709	8,630,235
—	—	2,535,578	—
—	30,793	—	—
104,103	183,032	124,312	167,253
1,188	1,229	344	1,189
49,088	—	—	—
31,431,416	4,972,553	9,553,943	9,998,673
$4,258,361,527	$5,395,696,609	$2,165,264,489	$5,008,488,277

$3,719,209,214	$5,036,047,523	$2,143,518,683	$4,980,130,053
539,152,313	359,649,086	21,745,806	28,358,224
$4,258,361,527	$5,395,696,609	$2,165,264,489	$5,008,488,277

$ 39.87	$ 41.94	$ 39.48	$ 34.91
106,800,216	128,650,108	54,850,000	143,452,864

$3,690,947,295	$4,732,186,100	$2,084,320,532	$4,728,676,774
34,498,460	11,243,290	10,668,354	21,849,605
$3,725,445,755	$4,743,429,390	$2,094,988,886	$4,750,526,379
$ 1	$ —	$ —	$ —
$ 94,042,159	$ 12,290,843	$ 66,277,382	$ 16,546,136
57

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR Portfolio S&P 500 ETF	SPDR Portfolio S&P 400 Mid Cap ETF	SPDR Portfolio S&P 600 Small Cap ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ —	$ —	$ —
Dividend income — unaffiliated issuers	29,691,984	15,340,544	12,737,601
Dividend income — affiliated issuers	38,376	17,065	31,628
Unaffiliated securities lending income	15,800	89,515	83,286
Affiliated securities lending income	11,428	224,808	804,700
Foreign taxes withheld	—	(6,681)	(4,780)
TOTAL INVESTMENT INCOME (LOSS)	29,757,588	15,665,251	13,652,435
EXPENSES
Advisory fee	442,528	430,165	367,053
Trustees’ fees and expenses	17,573	10,832	10,461
Miscellaneous expenses	1,971	1,434	1,052
TOTAL EXPENSES	462,072	442,431	378,566
NET INVESTMENT INCOME (LOSS)	$ 29,295,516	$ 15,222,820	$ 13,273,869
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,930,977)	(21,212,314)	(30,302,596)
Investments — affiliated issuers	(277)	1,142	949
In-kind redemptions — unaffiliated issuers	88,543,380	27,859,524	67,905,507
In-kind redemptions — affiliated issuers	—	—	—
Futures contracts	414,389	—	93,051
Net realized gain (loss)	78,026,515	6,648,352	37,696,911
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	202,811,103	106,310,173	58,220,326
Investments — affiliated issuers	53	14	72
Foreign currency translations	—	—	663
Futures contracts	8,950	—	(5,270)
Net change in unrealized appreciation/depreciation	202,820,106	106,310,187	58,215,791
NET REALIZED AND UNREALIZED GAIN (LOSS)	280,846,621	112,958,539	95,912,702
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$310,142,137	$128,181,359	$109,186,571
See accompanying notes to financial statements.
58

SPDR Portfolio S&P 1500 Composite Stock Market ETF	SPDR Portfolio S&P 500 Growth ETF	SPDR Portfolio S&P 500 High Dividend ETF	SPDR Portfolio S&P 500 Value ETF

—	$ 214	$ 1,861	$ 681
37,760,385	41,327,047	46,352,600	47,212,326
100,144	67,476	22,226	187,543
62,132	17,807	53,999	9,671
199,341	2,162	59,295	7,137
(1,216)	—	—	—
38,120,786	41,414,706	46,489,981	47,417,358

570,703	1,069,572	665,360	754,530
24,158	36,401	11,982	20,645
2,670	3,016	621	2,227
597,531	1,108,989	677,963	777,402
$ 37,523,255	$ 40,305,717	$ 45,812,018	$ 46,639,956

(461,721)	(47,155,261)	(28,878,098)	(60,789,611)
1,034	(64)	(265)	(634,191)
14,312,747	349,823,574	51,177,631	360,460,000
—	—	—	160,477
1,029,813	—	—	—
14,881,873	302,668,249	22,299,268	299,196,675

334,582,583	115,886,897	57,914,850	150,420,048
93	—	7	3,380,073
—	—	—	—
(112,604)	—	—	—
334,470,072	115,886,897	57,914,857	153,800,121
349,351,945	418,555,146	80,214,125	452,996,796
$386,875,200	$458,860,863	$126,026,143	$499,636,752
59

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio S&P 500 ETF		SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 29,295,516	$ 37,909,308	$ 15,222,820	$ 19,394,473
Net realized gain (loss)	78,026,515	97,904,816	6,648,352	26,959,620
Net change in unrealized appreciation/depreciation	202,820,106	70,142,042	106,310,187	(41,433,695)
Net increase (decrease) in net assets resulting from operations	310,142,137	205,956,166	128,181,359	4,920,398
Net equalization credits and charges	1,016,088	2,748,077	332,140	1,278,065
Distributions to shareholders	(30,530,571)	(41,793,591)	(16,060,201)	(21,200,130)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,246,936,428	1,847,633,953	325,712,084	1,026,702,460
Cost of shares redeemed	(546,598,056)	(846,331,688)	(119,875,599)	(198,840,709)
Net income equalization	(1,016,088)	(2,748,077)	(332,140)	(1,278,065)
Net increase (decrease) in net assets from beneficial interest transactions	699,322,284	998,554,188	205,504,345	826,583,686
Net increase (decrease) in net assets during the period	979,949,938	1,165,464,840	317,957,643	811,582,019
Net assets at beginning of period	2,527,961,277	1,362,496,437	1,592,467,197	780,885,178
NET ASSETS AT END OF PERIOD	$3,507,911,215	$2,527,961,277	$1,910,424,840	$1,592,467,197
SHARES OF BENEFICIAL INTEREST:
Shares sold	35,150,000	56,550,000	9,450,000	30,550,000
Shares redeemed	(15,600,000)	(26,100,000)	(3,450,000)	(6,200,000)
Net increase (decrease) from share transactions	19,550,000	30,450,000	6,000,000	24,350,000
See accompanying notes to financial statements.
60

SPDR Portfolio S&P 600 Small Cap ETF		SPDR Portfolio S&P 1500 Composite Stock Market ETF		SPDR Portfolio S&P 500 Growth ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 13,273,869	$ 21,159,067	$ 37,523,255	$ 54,515,361	$ 40,305,717	$ 56,237,682
37,696,911	103,662,071	14,881,873	93,345,753	302,668,249	87,866,314
58,215,791	(193,733,436)	334,470,072	144,505,674	115,886,897	296,138,134
109,186,571	(68,912,298)	386,875,200	292,366,788	458,860,863	440,242,130
705,965	316,935	1,956,801	5,044,273	(1,478,703)	3,457,615
(14,357,058)	(23,496,929)	(37,320,748)	(54,775,824)	(39,044,388)	(61,135,811)

663,732,639	1,418,493,636	471,181,355	1,528,063,042	1,625,488,164	4,104,777,798
(491,665,445)	(1,147,728,159)	(59,596,301)	(466,810,796)	(2,040,498,314)	(1,741,118,144)
(705,965)	(316,935)	(1,956,801)	(5,044,273)	1,478,703	(3,457,615)
171,361,229	270,448,542	409,628,253	1,056,207,973	(413,531,447)	2,360,202,039
266,896,707	178,356,250	761,139,506	1,298,843,210	4,806,325	2,742,765,973
1,367,143,196	1,188,786,946	3,497,222,021	2,198,378,811	5,390,890,284	2,648,124,311
$1,634,039,903	$ 1,367,143,196	$4,258,361,527	$3,497,222,021	$ 5,395,696,609	$ 5,390,890,284

21,450,000	45,950,000	12,550,000	44,900,000	39,900,000	113,550,000
(16,000,000)	(38,200,000)	(1,600,000)	(13,750,000)	(50,400,000)	(49,800,000)
5,450,000	7,750,000	10,950,000	31,150,000	(10,500,000)	63,750,000
61

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio S&P 500 High Dividend ETF		SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 45,812,018	$ 46,353,742	$ 46,639,956	$ 58,310,803
Net realized gain (loss)	22,299,268	45,723,339	299,196,675	(75,763,993)
Net change in unrealized appreciation/depreciation	57,914,857	6,879,849	153,800,121	163,967,385
Net increase (decrease) in net assets resulting from operations	126,026,143	98,956,930	499,636,752	146,514,195
Net equalization credits and charges	2,169,106	5,262,154	5,844,824	2,622,801
Distributions to shareholders	(49,382,494)	(52,888,562)	(52,407,731)	(62,334,479)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	792,933,833	1,614,302,630	3,105,888,190	2,959,894,709
Cost of shares redeemed	(409,073,936)	(522,147,601)	(1,428,481,364)	(1,516,189,247)
Net income equalization	(2,169,106)	(5,262,154)	(5,844,824)	(2,622,801)
Net increase (decrease) in net assets from beneficial interest transactions	381,690,791	1,086,892,875	1,671,562,002	1,441,082,661
Net increase (decrease) in net assets during the period	460,503,546	1,138,223,397	2,124,635,847	1,527,885,178
Net assets at beginning of period	1,704,760,943	566,537,546	2,883,852,430	1,355,967,252
NET ASSETS AT END OF PERIOD	$2,165,264,489	$1,704,760,943	$ 5,008,488,277	$ 2,883,852,430
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,800,000	43,750,000	92,400,000	100,200,000
Shares redeemed	(10,800,000)	(14,100,000)	(41,150,000)	(53,800,000)
Net increase (decrease) from share transactions	10,000,000	29,650,000	51,250,000	46,400,000
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 34.53	$ 31.87	$ 28.36	$ 24.53	$ 24.35	$ 23.12
Income (loss) from investment operations:
Net investment income (loss) (b)	0.35	0.65	0.61	0.52	0.50	0.46
Net realized and unrealized gain (loss) (c)	3.29	2.64	3.38	3.83	0.17	1.20
Total from investment operations	3.64	3.29	3.99	4.35	0.67	1.66
Net equalization credits and charges (b)	0.01	0.05	0.11	0.01	0.01	0.02
Distributions to shareholders from:
Net investment income	(0.36)	(0.68)	(0.59)	(0.53)	(0.50)	(0.45)
Net asset value, end of period	$ 37.82	$ 34.53	$ 31.87	$ 28.36	$ 24.53	$ 24.35
Total return (d)	10.59%	10.65%	14.50%	17.94%	2.90%	7.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,507,911	$2,527,961	$1,362,496	$147,491	$93,191	$73,036
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.04%	0.10%	0.10%	0.11%
Net investment income (loss)	1.99%(e)	2.00%	1.94%	1.94%	2.08%	1.89%
Portfolio turnover rate (f)	2%(g)	5%	7%	4%	5%	3%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 400 Mid Cap ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 34.06	$ 34.86	$ 30.80	$ 26.08	$ 29.00	$ 28.92
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	0.54	0.52	0.42	0.41	0.39
Net realized and unrealized gain (loss) (c)	2.16	(0.82)	4.16	4.93	(1.94)	1.28
Total from investment operations	2.47	(0.28)	4.68	5.35	(1.53)	1.67
Net equalization credits and charges (b)	0.01	0.04	0.07	—	(0.01)	0.01
Distributions to shareholders from:
Net investment income	(0.32)	(0.56)	(0.50)	(0.46)	(0.43)	(0.39)
Net realized gains	—	—	(0.19)	(0.17)	(0.95)	(1.21)
Total distributions	(0.32)	(0.56)	(0.69)	(0.63)	(1.38)	(1.60)
Net asset value, end of period	$ 36.22	$ 34.06	$ 34.86	$ 30.80	$ 26.08	$ 29.00
Total return (d)	7.28%	(0.60)%	15.56%	20.65%	(5.20)%	6.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,910,425	$1,592,467	$780,885	$180,166	$62,580	$100,062
Ratios to average net assets:
Total expenses	0.05%(e)	0.05%	0.06%	0.10%	0.10%	0.10%
Net investment income (loss)	1.77%(e)	1.61%	1.56%	1.44%	1.57%	1.36%
Portfolio turnover rate (f)	20%(g)	8%	11%	37%	16%	17%
(a)	On October 16, 2017, the SPDR Portfolio S&P 400 Mid Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 600 Small Cap ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 30.65	$ 32.26	$ 27.69	$ 22.56	$ 24.66	$ 23.64
Income (loss) from investment operations:
Net investment income (loss) (b)	0.28	0.48	0.50	0.38	0.37	0.34
Net realized and unrealized gain (loss) (c)	2.00	(1.57)	4.49	5.12	(2.00)	1.12
Total from investment operations	2.28	(1.09)	4.99	5.50	(1.63)	1.46
Net equalization credits and charges (b)	0.01	0.01	0.04	0.03	0.03	0.04
Distributions to shareholders from:
Net investment income	(0.29)	(0.53)	(0.46)	(0.40)	(0.38)	(0.38)
Net realized gains	—	—	—	—	(0.12)	(0.10)
Total distributions	(0.29)	(0.53)	(0.46)	(0.40)	(0.50)	(0.48)
Net asset value, end of period	$ 32.65	$ 30.65	$ 32.26	$ 27.69	$ 22.56	$ 24.66
Total return (d)	7.47%	(3.24)%	18.27%	24.59%	(6.45)%	6.43%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,634,040	$1,367,143	$1,188,787	$224,263	$87,992	$73,986
Ratios to average net assets:
Total expenses	0.05%(e)	0.05%	0.06%	0.10%	0.12%	0.12%
Net investment income (loss)	1.81%(e)	1.57%	1.63%	1.47%	1.68%	1.44%
Portfolio turnover rate (f)	10%(g)	14%	28%	20%	18%	17%
(a)	On October 16, 2017, the SPDR Portfolio S&P 600 Small Cap ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
65

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 1500 Composite Stock Market ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 36.49	$ 33.98	$ 30.06	$ 25.88	$ 25.83	$ 24.62
Income (loss) from investment operations:
Net investment income (loss) (b)	0.37	0.68	0.64	0.54	0.51	0.45
Net realized and unrealized gain (loss) (c)	3.35	2.43	3.72	4.19	0.07	1.43
Total from investment operations	3.72	3.11	4.36	4.73	0.58	1.88
Net equalization credits and charges (b)	0.02	0.06	0.10	(0.01)	(0.01)	(0.13)
Distributions to shareholders from:
Net investment income	(0.36)	(0.66)	(0.54)	(0.54)	(0.52)	(0.54)
Net asset value, end of period	$ 39.87	$ 36.49	$ 33.98	$ 30.06	$ 25.88	$ 25.83
Total return (d)	10.31%	9.45%	14.90%	18.37%	2.34%	7.17%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,258,362	$3,497,222	$2,198,379	$414,853	$341,640	$247,978
Ratios to average net assets:
Total expenses	0.03%(e)	0.03%	0.04%	0.10%	0.10%	0.11%
Net investment income (loss)	1.97%(e)	1.96%	1.92%	1.90%	2.04%	1.79%
Portfolio turnover rate (f)	2%(g)	4%	8%	3%	4%	3%
(a)	On October 16, 2017, the SPDR Portfolio S&P 1500 Composite Stock Market ETF underwent a 6-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
66

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Growth ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 38.74	$ 35.12	$ 29.56	$ 25.22	$ 24.62	$ 22.74
Income (loss) from investment operations:
Net investment income (loss) (b)	0.30	0.53	0.48	0.42	0.39	0.36
Net realized and unrealized gain (loss) (c)	3.21	3.60	5.50	4.36	0.60	1.87
Total from investment operations	3.51	4.13	5.98	4.78	0.99	2.23
Net equalization credits and charges (b)	(0.01)	0.03	0.05	(0.00)(d)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.30)	(0.54)	(0.47)	(0.44)	(0.40)	(0.36)
Net asset value, end of period	$ 41.94	$ 38.74	$ 35.12	$ 29.56	$ 25.22	$ 24.62
Total return	9.07%	11.96%	20.51%	19.07%(e)	4.12%	9.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,395,697	$5,390,890	$2,648,124	$839,515	$711,123	$556,464
Ratios to average net assets:
Total expenses	0.04%(f)	0.04%	0.06%	0.15%	0.15%	0.18%
Net investment income (loss)	1.51%(f)	1.45%	1.43%	1.52%	1.59%	1.51%
Portfolio turnover rate (g)	24%(h)	21%	13%	20%	23%	22%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Growth ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to less than $0.005 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended June 30, 2017.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
67

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 High Dividend ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 10/21/15*- 6/30/16
Net asset value, beginning of period	$ 38.01	$ 37.27	$ 35.27	$ 33.54	$ 30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.92	1.64	1.52	1.40	0.98
Net realized and unrealized gain (loss) (b)	1.45	0.61	2.15	1.72	3.26
Total from investment operations	2.37	2.25	3.67	3.12	4.24
Net equalization credits and charges (a)	0.04	0.19	0.13	0.18	0.23
Distributions to shareholders from:
Net investment income	(0.94)	(1.70)	(1.49)	(1.41)	(0.93)
Net realized gains	—	—	(0.31)	(0.16)	—
Total distributions	(0.94)	(1.70)	(1.80)	(1.57)	(0.93)
Net asset value, end of period	$ 39.48	$ 38.01	$ 37.27	$ 35.27	$ 33.54
Total return (c)	6.41%	6.82%	10.96%	9.94%	15.20%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,165,264	$1,704,761	$566,538	$167,523	$31,866
Ratios to average net assets:
Total expenses	0.07%(d)	0.07%	0.08%	0.12%	0.12%(d)
Net investment income (loss)	4.82%(d)	4.41%	4.17%	4.00%	4.50%(d)
Portfolio turnover rate (e)	14%(f)	28%	35%	40%	23%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
68

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio S&P 500 Value ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 31.28	$ 29.60	$ 28.38	$ 25.13	$ 24.98	$ 24.49
Income (loss) from investment operations:
Net investment income (loss) (b)	0.41	0.79	0.75	0.65	0.63	0.58
Net realized and unrealized gain (loss) (c)	3.58	1.68	1.25	3.27	0.14	0.48
Total from investment operations	3.99	2.47	2.00	3.92	0.77	1.06
Net equalization credits and charges (b)	0.05	0.03	0.12	(0.01)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.41)	(0.82)	(0.73)	(0.66)	(0.63)	(0.58)
Net realized gains	—	—	(0.17)	—	—	—
Total distributions	(0.41)	(0.82)	(0.90)	(0.66)	(0.63)	(0.58)
Net asset value, end of period	$ 34.91	$ 31.28	$ 29.60	$ 28.38	$ 25.13	$ 24.98
Total return (d)	12.99%	8.59%	7.49%	15.70%	3.29%	4.40%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$5,008,488	$2,883,852	$1,355,967	$340,648	$246,308	$229,890
Ratios to average net assets:
Total expenses	0.04%(e)	0.04%	0.06%	0.15%	0.15%	0.18%
Net investment income (loss)	2.47%(e)	2.63%	2.49%	2.40%	2.61%	2.31%
Portfolio turnover rate (f)	33%(g)	30%	16%	21%	24%	24%
(a)	On October 16, 2017, the SPDR Portfolio S&P 500 Value ETF underwent a 4-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
69

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio S&P 500 ETF (formerly, SPDR Portfolio Large Cap ETF)
SPDR Portfolio S&P 400 Mid Cap ETF (formerly, SPDR Portfolio Mid Cap ETF)
SPDR Portfolio S&P 600 Small Cap ETF (formerly, SPDR Portfolio Small Cap ETF)
SPDR Portfolio S&P 1500 Composite Stock Market ETF (formerly, SPDR Portfolio Total Stock Market ETF)
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment
70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
71

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR Portfolio S&P 500 ETF
SPDR Portfolio S&P 400 Mid Cap ETF
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
SPDR Portfolio S&P 500 Growth ETF
SPDR Portfolio S&P 500 High Dividend ETF
SPDR Portfolio S&P 500 Value ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
72

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2019, the SPDR Portfolio S&P 500 ETF, the SPDR Portfolio S&P 600 Small Cap ETF and the SPDR Portfolio S&P 1500 Composite Stock Market ETF entered into futures contracts for cash equitization, return enhancement and to facilitate daily liquidity.
The following tables summarize the value of the Fund's derivative instruments as of December 31, 2019, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$83,568	$—	$83,568
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	24,377	—	24,377
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	56,847	—	56,847
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$ 414,389	$—	$ 414,389
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	93,051	—	93,051
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	1,029,813	—	1,029,813
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Portfolio S&P 500 ETF
Futures Contracts	$—	$—	$—	$ 8,950	$—	$ 8,950
SPDR Portfolio S&P 600 Small Cap ETF
Futures Contracts	—	—	—	(5,270)	—	(5,270)
SPDR Portfolio S&P 1500 Composite Stock Market ETF
Futures Contracts	—	—	—	(112,604)	—	(112,604)
73

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio S&P 500 ETF	0.03%
SPDR Portfolio S&P 400 Mid Cap ETF	0.05
SPDR Portfolio S&P 600 Small Cap ETF	0.05
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03
SPDR Portfolio S&P 500 Growth ETF	0.04
SPDR Portfolio S&P 500 High Dividend ETF	0.07
SPDR Portfolio S&P 500 Value ETF	0.04
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
74

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR Portfolio S&P 500 ETF	$ 65,729,947	$ 58,702,962
SPDR Portfolio S&P 400 Mid Cap ETF	756,444,160	346,650,518
SPDR Portfolio S&P 600 Small Cap ETF	148,951,857	147,219,304
SPDR Portfolio S&P 1500 Composite Stock Market ETF	82,557,682	69,679,838
SPDR Portfolio S&P 500 Growth ETF	1,319,950,133	1,280,914,357
SPDR Portfolio S&P 500 High Dividend ETF	301,696,502	261,167,209
SPDR Portfolio S&P 500 Value ETF	1,251,553,004	1,265,231,780
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio S&P 500 ETF	$1,201,161,735	$ 502,304,147	$ 88,543,380
SPDR Portfolio S&P 400 Mid Cap ETF	323,333,229	119,195,354	27,859,524
SPDR Portfolio S&P 600 Small Cap ETF	658,950,921	487,106,095	67,905,507
SPDR Portfolio S&P 1500 Composite Stock Market ETF	462,164,987	53,041,336	14,312,747
SPDR Portfolio S&P 500 Growth ETF	1,540,647,592	1,981,075,342	349,823,574
SPDR Portfolio S&P 500 High Dividend ETF	706,115,662	366,637,856	51,177,631
SPDR Portfolio S&P 500 Value ETF	3,082,812,628	1,394,557,182	360,620,477
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
75

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio S&P 500 ETF	$3,211,836,058	$371,513,221	$ 73,863,605	$297,649,616
SPDR Portfolio S&P 400 Mid Cap ETF	1,872,195,390	223,381,113	128,794,206	94,586,907
SPDR Portfolio S&P 600 Small Cap ETF	1,810,524,806	118,958,286	180,389,606	(61,431,320)
SPDR Portfolio S&P 1500 Composite Stock Market ETF	3,725,878,382	685,212,712	127,016,021	558,196,691
SPDR Portfolio S&P 500 Growth ETF	4,744,357,815	665,883,819	13,893,855	651,989,964
SPDR Portfolio S&P 500 High Dividend ETF	2,095,854,166	157,115,452	85,305,059	71,810,393
SPDR Portfolio S&P 500 Value ETF	4,752,742,303	292,158,165	34,024,008	258,134,157
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
76

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Portfolio S&P 500 ETF	$ 31,188,489	$ 5,894,871	$ 25,786,465	$ 31,681,336
SPDR Portfolio S&P 400 Mid Cap ETF	191,942,458	59,317,976	136,645,276	195,963,252
SPDR Portfolio S&P 600 Small Cap ETF	180,921,145	117,437,304	67,359,438	184,796,742
SPDR Portfolio S&P 1500 Composite Stock Market ETF	94,042,159	31,277,037	64,567,939	95,844,976
SPDR Portfolio S&P 500 Growth ETF	12,290,843	4,499,888	8,098,274	12,598,162
SPDR Portfolio S&P 500 High Dividend ETF	66,277,382	6,893,709	60,686,298	67,580,007
SPDR Portfolio S&P 500 Value ETF	16,546,136	8,630,235	8,109,714	16,739,949
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio S&P 500 ETF	Common Stocks	$ 5,894,871	$—	$—	$—	$ 5,894,871	$ 5,894,871
SPDR Portfolio S&P 400 Mid Cap ETF	Common Stocks	59,317,881	—	—	—	59,317,881	59,317,881
SPDR Portfolio S&P 400 Mid Cap ETF	Rights	95	—	—	—	95	95
SPDR Portfolio S&P 600 Small Cap ETF	Common Stocks	117,417,530	—	—	—	117,417,530	117,417,530
SPDR Portfolio S&P 600 Small Cap ETF	Rights	19,774	—	—	—	19,774	19,774
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Common Stocks	31,274,407	—	—	—	31,274,407	31,274,407
SPDR Portfolio S&P 1500 Composite Stock Market ETF	Rights	2,630	—	—	—	2,630	2,630
SPDR Portfolio S&P 500 High Dividend ETF	Common Stocks	6,893,709	—	—	—	6,893,709	6,893,709
SPDR Portfolio S&P 500 Value ETF	Common Stocks	8,630,235	—	—	—	8,630,235	8,630,235
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
77

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

11.    Stock Splits
The Board authorized a 4-for-1 stock split, 3-for-1 stock split, 3-for-1 stock split, 6-for-1 stock split, 4-for-1 stock split and 4-for-1 stock split for the SPDR Portfolio S&P 500 ETF, SPDR Portfolio S&P 400 Mid Cap ETF, SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Portfolio S&P 500 Growth ETF and SPDR Portfolio S&P 500 Value ETF, respectively, effective after the close of trading on October 13, 2017, for the shareholders of record on October 11, 2017. The impact of the stock splits was to increase the number of shares outstanding, while decreasing the NAV per share by the corresponding factors noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
78

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio S&P 500 ETF	0.03%	$1,105.90	$0.16	$1,025.00	$0.15
SPDR Portfolio S&P 400 Mid Cap ETF	0.05	1,072.80	0.26	1,024.90	0.25
SPDR Portfolio S&P 600 Small Cap ETF	0.05	1,074.70	0.26	1,024.90	0.25
SPDR Portfolio S&P 1500 Composite Stock Market ETF	0.03	1,103.10	0.16	1,025.00	0.15
SPDR Portfolio S&P 500 Growth ETF	0.04	1,090.70	0.21	1,024.90	0.20
SPDR Portfolio S&P 500 High Dividend ETF	0.07	1,064.10	0.36	1,024.80	0.36
SPDR Portfolio S&P 500 Value ETF	0.04	1,129.90	0.21	1,024.90	0.20
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
79

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio S&P 600 Small Cap ETF
SPDR Portfolio S&P 1500 Composite Stock Market ETF
80

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
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and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
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SPDR® Series Trust - Equity Funds
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State Street Global Advisors
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SPDRPORTEQSAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Equity Funds
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactors SM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Technology Hardware ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
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The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR FactSet Innovative Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Plantronics, Inc.	1.1%
Cohu, Inc.	1.1
Advanced Micro Devices, Inc.	1.1
2U, Inc.	1.1
Sea, Ltd. ADR	1.1
Zillow Group, Inc. Class C	1.1
Netflix, Inc.	1.1
SINA Corp.	1.1
Snap, Inc. Class A	1.1
Autohome, Inc. ADR	1.0
TOTAL	10.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Software	44.1%
Interactive Media & Services	18.2
Entertainment	12.3
Semiconductors & Semiconductor Equipment	6.3
IT Services	6.0
Technology Hardware, Storage & Peripherals	2.1
Communications Equipment	2.1
Health Care Technology	2.0
Electronic Equipment, Instruments & Components	2.0
Internet & Direct Marketing Retail	1.8
Thrifts & Mortgage Finance	1.0
Media	1.0
Professional Services	1.0
Short-Term Investments	13.5
Liabilities in Excess of Other Assets	(13.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Global Dow ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Apple, Inc.	0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	0.8
UnitedHealth Group, Inc.	0.8
Vestas Wind Systems A/S	0.8
Amgen, Inc.	0.8
Siemens AG	0.8
Societe Generale SA	0.8
General Electric Co.	0.8
Adobe, Inc.	0.7
Alibaba Group Holding, Ltd. ADR	0.7
TOTAL	7.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	18.0%
Industrials	14.2
Information Technology	11.8
Consumer Discretionary	10.8
Health Care	10.6
Energy	8.5
Communication Services	8.3
Consumer Staples	6.8
Materials	6.0
Utilities	4.1
Real Estate	0.6
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR MSCI USA StrategicFactorsSM ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Apple, Inc.	2.9%
Microsoft Corp.	2.7
Johnson & Johnson	2.4
Visa, Inc. Class A	2.2
Mastercard, Inc. Class A	2.0
Procter & Gamble Co.	1.8
PepsiCo, Inc.	1.6
Merck & Co., Inc.	1.6
Intel Corp.	1.5
Cisco Systems, Inc.	1.4
TOTAL	20.1%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

		% of Net Assets
	Information Technology	26.2%
	Health Care	13.8
	Financials	13.3
	Consumer Staples	10.3
	Consumer Discretionary	8.5
	Industrials	7.9
	Communication Services	6.8
	Utilities	4.1
	Real Estate	3.5
	Energy	3.1
	Materials	2.3
	Short-Term Investments	0.2
	Liabilities in Excess of Other Assets	(0.0) *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR NYSE Technology ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Tesla, Inc.	3.2%
Advanced Micro Devices, Inc.	3.1
Netflix, Inc.	3.0
Apple, Inc.	3.0
Baidu, Inc. ADR	2.9
Cisco Systems, Inc.	2.9
Facebook, Inc. Class A	2.9
Micron Technology, Inc.	2.9
NVIDIA Corp.	2.9
Amazon.com, Inc.	2.9
TOTAL	29.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

		% of Net Assets
	Semiconductors & Semiconductor Equipment	36.9%
	Software	22.4
	Internet & Direct Marketing Retail	11.5
	Interactive Media & Services	8.6
	Entertainment	5.8
	IT Services	5.6
	Automobiles	3.2
	Technology Hardware, Storage & Peripherals	3.0
	Communications Equipment	2.9
	Short-Term Investment	0.1
	Other Assets in Excess of Liabilities	0.0*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR S&P 500 Fossil Fuel Reserves Free ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Apple, Inc.	4.7%
Microsoft Corp.	4.7
Amazon.com, Inc.	3.0
Facebook, Inc. Class A	1.9
Berkshire Hathaway, Inc. Class B	1.7
JPMorgan Chase & Co.	1.7
Alphabet, Inc. Class A	1.6
Alphabet, Inc. Class C	1.5
Johnson & Johnson	1.5
Visa, Inc. Class A	1.2
TOTAL	23.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

		% of Net Assets
	Information Technology	23.8%
	Health Care	14.7
	Financials	13.3
	Communication Services	10.7
	Consumer Discretionary	10.1
	Industrials	9.3
	Consumer Staples	7.6
	Utilities	3.3
	Real Estate	3.0
	Materials	2.8
	Energy	1.2
	Short-Term Investments	0.2
	Other Assets in Excess of Liabilities	0.0 *
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR S&P Capital Markets ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Ares Management Corp. Class A	2.0%
Blackstone Group, Inc. Class A	2.0
Cboe Global Markets, Inc.	2.0
Artisan Partners Asset Management, Inc. Class A	2.0
Tradeweb Markets, Inc. Class A	2.0
Lazard, Ltd. Class A	2.0
Houlihan Lokey, Inc.	2.0
Nasdaq, Inc.	2.0
Moelis & Co. Class A	1.9
Goldman Sachs Group, Inc.	1.9
TOTAL	19.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Asset Management & Custody Banks	46.6%
Investment Banking & Brokerage	31.5
Financial Exchanges & Data	21.7
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(0.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR S&P Health Care Equipment ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
DexCom, Inc.	1.8%
Nevro Corp.	1.8
Atrion Corp.	1.8
Cardiovascular Systems, Inc.	1.8
iRhythm Technologies, Inc.	1.8
Quidel Corp.	1.8
ICU Medical, Inc.	1.7
Align Technology, Inc.	1.7
Teleflex, Inc.	1.7
Merit Medical Systems, Inc.	1.7
TOTAL	17.6%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Health Care Equipment	75.5%
Health Care Supplies	24.5
Short-Term Investments	2.1
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR S&P Health Care Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Centene Corp.	2.5%
Cigna Corp.	2.5
Anthem, Inc.	2.5
Addus HomeCare Corp.	2.5
WellCare Health Plans, Inc.	2.5
Molina Healthcare, Inc.	2.4
LHC Group, Inc.	2.4
AMN Healthcare Services, Inc.	2.4
Humana, Inc.	2.4
HealthEquity, Inc.	2.4
TOTAL	24.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Health Care Services	40.2%
Health Care Facilities	21.9
Managed Health Care	20.2
Health Care Distributors	17.4
Short-Term Investments	5.2
Liabilities in Excess of Other Assets	(4.9)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR S&P Insurance ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Athene Holding, Ltd. Class A	2.3%
Loews Corp.	2.3
Arch Capital Group, Ltd.	2.3
Allstate Corp.	2.3
Brown & Brown, Inc.	2.3
Principal Financial Group, Inc.	2.2
MetLife, Inc.	2.2
Aon PLC	2.2
Travelers Cos., Inc.	2.2
Willis Towers Watson PLC	2.2
TOTAL	22.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

		% of Net Assets
	Property & Casualty Insurance	45.9%
	Life & Health Insurance	25.0
	Insurance Brokers	11.1
	Reinsurance	8.9
	Multi-line Insurance	8.8
	Short-Term Investments	0.3
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
9

SPDR S&P Internet ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Match Group, Inc.	3.1%
GrubHub, Inc.	3.0
IAC/InterActiveCorp	3.0
Zillow Group, Inc. Class C	3.0
Snap, Inc. Class A	2.9
Pinterest, Inc. Class A	2.9
Facebook, Inc. Class A	2.9
Twitter, Inc.	2.9
Amazon.com, Inc.	2.9
Etsy, Inc.	2.9
TOTAL	29.5%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Interactive Media & Services	41.5%
Internet & Direct Marketing Retail	39.2
Internet Services & Infrastructure	19.1
Short-Term Investments	15.3
Liabilities in Excess of Other Assets	(15.1)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
10

SPDR S&P Metals & Mining ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Hecla Mining Co.	5.0%
Coeur Mining, Inc.	5.0
Royal Gold, Inc.	4.7
Newmont Goldcorp Corp.	4.7
Warrior Met Coal, Inc.	4.7
Alcoa Corp.	4.6
Freeport-McMoRan, Inc.	4.6
Commercial Metals Co.	4.5
Reliance Steel & Aluminum Co.	4.5
Nucor Corp.	4.4
TOTAL	46.7%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Steel	49.3%
Gold	16.5
Coal & Consumable Fuels	10.1
Aluminum	8.0
Diversified Metals & Mining	6.3
Silver	5.0
Copper	4.6
Short-Term Investments	8.2
Liabilities in Excess of Other Assets	(8.0)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
11

SPDR S&P Oil & Gas Equipment & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Valaris PLC	5.2%
Apergy Corp.	4.9
Nabors Industries, Ltd.	4.9
Transocean, Ltd.	4.8
ProPetro Holding Corp.	4.7
Diamond Offshore Drilling, Inc.	4.7
Baker Hughes Co.	4.6
Helmerich & Payne, Inc.	4.5
TechnipFMC PLC	4.5
National Oilwell Varco, Inc.	4.4
TOTAL	47.2%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Oil & Gas Equipment & Services	71.3%
Oil & Gas Drilling	28.5
Short-Term Investments	13.9
Liabilities in Excess of Other Assets	(13.7)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

SPDR S&P Pharmaceuticals ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Axsome Therapeutics, Inc.	4.8%
Eli Lilly & Co.	4.5
Horizon Therapeutics PLC	4.5
Zoetis, Inc.	4.5
Elanco Animal Health, Inc.	4.5
Mylan NV	4.4
Johnson & Johnson	4.3
Pfizer, Inc.	4.3
Merck & Co., Inc.	4.3
Allergan PLC	4.3
TOTAL	44.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Pharmaceuticals	99.9%
Short-Term Investments	6.7
Liabilities in Excess of Other Assets	(6.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
13

SPDR S&P Retail ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Rite Aid Corp.	2.5%
Michaels Cos., Inc.	1.5
Children's Place, Inc.	1.4
Guess?, Inc.	1.4
Macy's, Inc.	1.4
GrubHub, Inc.	1.4
GameStop Corp. Class A	1.4
Signet Jewelers, Ltd.	1.3
Big Lots, Inc.	1.3
Nordstrom, Inc.	1.3
TOTAL	14.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Apparel Retail	21.8%
Internet & Direct Marketing Retail	17.9
Automotive Retail	15.8
Specialty Stores	14.1
General Merchandise Stores	6.2
Food Retail	5.6
Department Stores	5.3
Computer & Electronics Retail	4.8
Hypermarkets & Super Centers	4.6
Drug Retail	3.7
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(7.4)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
14

SPDR S&P Semiconductor ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Advanced Micro Devices, Inc.	3.3%
Semtech Corp.	3.3
Ambarella, Inc.	3.3
Skyworks Solutions, Inc.	3.2
Cirrus Logic, Inc.	3.2
Universal Display Corp.	3.2
ON Semiconductor Corp.	3.1
NVIDIA Corp.	3.1
Micron Technology, Inc.	3.1
Intel Corp.	3.1
TOTAL	31.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Semiconductors	99.8%
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(3.6)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
15

SPDR S&P Software & Services ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Cerence, Inc.	0.8%
GreenSky, Inc. Class A	0.7
Avaya Holdings Corp.	0.7
Benefitfocus, Inc.	0.7
2U, Inc.	0.7
TiVo Corp.	0.7
TTEC Holdings, Inc.	0.7
Ceridian HCM Holding, Inc.	0.6
Cardtronics PLC Class A	0.6
EVERTEC, Inc.	0.6
TOTAL	6.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Application Software	51.5%
Data Processing & Outsourced Services	19.9
Systems Software	15.2
IT Consulting & Other Services	10.3
Interactive Home Entertainment	3.0
Short-Term Investments	5.9
Liabilities in Excess of Other Assets	(5.8)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
16

SPDR S&P Technology Hardware ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Western Digital Corp.	3.6%
Apple, Inc.	3.2
Coherent, Inc.	3.2
II-VI, Inc.	3.2
Dell Technologies, Inc. Class C	3.2
Pure Storage, Inc. Class A	3.2
Trimble, Inc.	3.1
NCR Corp.	3.1
Cognex Corp.	3.1
Littelfuse, Inc.	3.1
TOTAL	32.0%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Electronic Equipment, Instruments & Components	64.7%
Technology Hardware, Storage & Peripherals	35.2
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
17

SPDR S&P Telecom ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Lumentum Holdings, Inc.	3.3%
Telephone & Data Systems, Inc.	3.3
Cisco Systems, Inc.	3.3
Arista Networks, Inc.	3.2
T-Mobile US, Inc.	3.2
Vonage Holdings Corp.	3.2
Iridium Communications, Inc.	3.2
GCI Liberty, Inc. Class A	3.2
Ciena Corp.	3.2
CommScope Holding Co., Inc.	3.2
TOTAL	32.3%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Communications Equipment	56.9%
Diversified Telecommunication Services	29.6
Wireless Telecommunication Services	13.4
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
18

SPDR S&P Transportation ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Kirby Corp.	2.8%
Spirit Airlines, Inc.	2.7
Uber Technologies, Inc.	2.7
American Airlines Group, Inc.	2.7
Ryder System, Inc.	2.7
AMERCO	2.7
JB Hunt Transport Services, Inc.	2.7
Delta Air Lines, Inc.	2.6
Avis Budget Group, Inc.	2.6
Expeditors International of Washington, Inc.	2.6
TOTAL	26.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

		% of Net Assets
	Trucking	36.3%
	Airlines	25.8
	Air Freight & Logistics	20.8
	Railroads	10.4
	Marine	4.0
	Airport Services	2.6
	Short-Term Investment	0.1
	Liabilities in Excess of Other Assets	(0.0)*
	TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
19

SPDR SSGA Gender Diversity Index ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Visa, Inc. Class A	5.2%
Johnson & Johnson	5.0
Wells Fargo & Co.	4.5
Home Depot, Inc.	4.5
PayPal Holdings, Inc.	4.2
Walt Disney Co.	4.0
Texas Instruments, Inc.	4.0
Coca-Cola Co.	2.5
US Bancorp	2.5
Netflix, Inc.	2.4
TOTAL	38.8%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of December 31, 2019

% of Net Assets
Information Technology	20.9%
Health Care	13.3
Financials	13.3
Consumer Discretionary	10.7
Industrials	10.1
Communication Services	9.6
Consumer Staples	7.6
Energy	4.6
Real Estate	3.7
Utilities	3.2
Materials	2.8
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.3)
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
20

SPDR Wells Fargo® Preferred Stock ETF
Portfolio Statistics (Unaudited)
Top Ten Holdings as of December 31, 2019

Description	% of Net Assets
Citigroup Capital XIII 8.31% 10/30/2040	2.8%
PNC Financial Services Group, Inc. 6.13% 5/1/2022	1.8
HSBC Holdings PLC 6.20% 11/22/2017	1.7
Capital One Financial Corp. 5.00% 1/12/2167	1.7
AT&T, Inc. 5.35% 11/1/2066	1.6
US Bancorp 6.50% 1/15/2022	1.4
Allstate Corp. 5.10% 10/15/2168	1.3
Duke Energy Corp. 5.75% 9/16/2167	1.2
Southern Co. 6.25% 10/15/2075	1.2
JPMorgan Chase & Co. 6.00% 3/1/2024	1.2
TOTAL	15.9%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financials	66.1%
Utilities	15.0
Real Estate	8.1
Communication Services	6.4
Consumer Discretionary	2.4
Information Technology	0.9
Industrials	0.7
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
21

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
COMMUNICATIONS EQUIPMENT — 2.1%
Arista Networks, Inc. (a)	3,141	$ 638,880
Plantronics, Inc. (b)	25,242	690,116
		1,328,996
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Fitbit, Inc. Class A (a)	91,934	604,007
Littelfuse, Inc.	3,217	615,412
		1,219,419
ENTERTAINMENT — 12.3%
Bilibili, Inc. ADR (a) (b)	33,847	630,231
DouYu International Holdings, Ltd. ADR (a) (b)	75,446	639,028
Glu Mobile, Inc. (a)	100,972	610,880
HUYA, Inc. ADR (a) (b)	35,744	641,605
iQIYI, Inc. ADR (a) (b)	29,699	626,946
NetEase, Inc. ADR	1,994	611,440
Netflix, Inc. (a)	2,032	657,494
Roku, Inc. (a) (b)	4,572	612,191
Sea, Ltd. ADR (a) (b)	16,464	662,182
Spotify Technology SA (a)	4,116	615,548
Take-Two Interactive Software, Inc. (a)	4,971	608,599
Tencent Music Entertainment Group ADR (a)	53,051	622,819
		7,538,963
HEALTH CARE TECHNOLOGY — 2.0%
Health Catalyst, Inc. (a)	18,118	628,694
Veeva Systems, Inc. Class A (a)	4,148	583,458
		1,212,152
INTERACTIVE MEDIA & SERVICES — 18.2%
58.com, Inc. ADR (a)	9,683	626,781
Alphabet, Inc. Class A (a)	449	601,386
ANGI Homeservices, Inc. Class A (a) (b)	72,728	616,006
Autohome, Inc. ADR (a) (b)	8,126	650,161
Bitauto Holdings, Ltd. ADR (a)	39,913	592,309
Cargurus, Inc. (a) (b)	16,280	572,730
Facebook, Inc. Class A (a)	3,121	640,585
JOYY, Inc. ADR (a)	10,869	573,775
Momo, Inc. ADR	16,785	562,298
Pinterest, Inc. Class A (a)	34,718	647,144
SINA Corp. (a)	16,428	655,970
Snap, Inc. Class A (a)	40,150	655,649
TrueCar, Inc. (a) (b)	119,970	569,857
Twitter, Inc. (a)	19,934	638,885
Weibo Corp. ADR (a) (b)	13,916	645,007
Yandex NV Class A (a)	14,008	609,208
Yelp, Inc. (a)	18,057	628,925
Zillow Group, Inc. Class C (a) (b)	14,335	658,550
		11,145,226
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 1.8%
Baozun, Inc. ADR (a) (b)	17,314	$ 573,440
Quotient Technology, Inc. (a)	55,078	543,069
		1,116,509
IT SERVICES — 6.0%
MongoDB, Inc. (a) (b)	4,716	620,673
Okta, Inc. (a)	5,190	598,770
Shopify, Inc. Class A (a)	1,569	623,803
Square, Inc. Class A (a)	9,348	584,811
Twilio, Inc. Class A (a) (b)	6,181	607,469
Wix.com, Ltd. (a)	5,088	622,669
		3,658,195
MEDIA — 1.0%
Liberty Broadband Corp. Class C (a)	4,968	624,726
PROFESSIONAL SERVICES — 1.0%
51job, Inc. ADR (a)	7,027	596,592
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.3%
Advanced Micro Devices, Inc. (a)	14,723	675,197
Cohu, Inc.	29,669	677,937
Ichor Holdings, Ltd. (a)	18,439	613,465
Inphi Corp. (a)	8,144	602,819
NVIDIA Corp.	2,705	636,486
SolarEdge Technologies, Inc. (a)	6,718	638,815
		3,844,719
SOFTWARE — 44.1%
2U, Inc. (a) (b)	27,753	665,795
Alteryx, Inc. Class A (a) (b)	6,343	634,744
Anaplan, Inc. (a)	11,696	612,870
Appfolio, Inc. Class A (a)	5,682	624,736
Appian Corp. (a) (b)	14,540	555,573
Atlassian Corp. PLC Class A (a)	5,056	608,439
Blackline, Inc. (a)	12,162	627,073
Check Point Software Technologies, Ltd. (a)	5,348	593,414
Cloudera, Inc. (a) (b)	54,875	638,196
Coupa Software, Inc. (a)	4,313	630,776
Crowdstrike Holdings, Inc. Class A (a) (b)	12,261	611,456
CyberArk Software, Ltd. (a)	4,795	559,001
Digital Turbine, Inc. (a)	82,540	588,510
DocuSign, Inc. (a)	8,219	609,110
Dropbox, Inc. Class A (a)	36,060	645,835
Elastic NV (a)	9,748	626,796
Everbridge, Inc. (a) (b)	7,550	589,504
FireEye, Inc. (a)	37,398	618,189
ForeScout Technologies, Inc. (a)	17,534	575,115
Instructure, Inc. (a) (b)	12,623	608,555
j2 Global, Inc.	6,457	605,086
LogMeIn, Inc.	7,346	629,846
Mimecast, Ltd. (a)	13,807	598,948
Pagerduty, Inc. (a) (b)	26,237	613,684
Paycom Software, Inc. (a)	2,357	624,039

See accompanying notes to financial statements.
22

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Proofpoint, Inc. (a)	5,334	$ 612,237
Qualys, Inc. (a)	7,119	593,511
Rapid7, Inc. (a)	10,708	599,862
RealPage, Inc. (a)	11,301	607,429
SailPoint Technologies Holding, Inc. (a)	25,585	603,806
Slack Technologies, Inc. Class A (a)	28,326	636,769
Smartsheet, Inc. Class A (a)	14,420	647,746
Splunk, Inc. (a)	4,220	632,029
SS&C Technologies Holdings, Inc.	10,258	629,841
Talend SA ADR (a)	15,940	623,413
Tenable Holdings, Inc. (a)	24,420	585,103
Teradata Corp. (a)	22,879	612,471
Trade Desk, Inc. Class A (a) (b)	2,400	623,472
Upland Software, Inc. (a)	16,933	604,677
Varonis Systems, Inc. (a) (b)	8,036	624,478
Workday, Inc. Class A (a)	3,798	624,581
Yext, Inc. (a) (b)	42,425	611,769
Zoom Video Communications, Inc. Class A (a) (b)	9,532	648,557
Zscaler, Inc. (a) (b)	13,174	612,591
		27,029,632
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Apple, Inc.	2,202	646,617
Pure Storage, Inc. Class A (a)	36,805	629,734
		1,276,351
THRIFTS & MORTGAGE FINANCE — 1.0%
LendingTree, Inc. (a) (b)	2,096	636,010
TOTAL COMMON STOCKS (Cost $59,735,302)		61,227,490
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 13.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	613,560	$ 613,621
State Street Navigator Securities Lending Portfolio II (e) (f)	7,645,453	7,645,453
TOTAL SHORT-TERM INVESTMENTS (Cost $8,259,074)		8,259,074
TOTAL INVESTMENTS — 113.4% (Cost $67,994,376)		69,486,564
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.4)%		(8,237,655)
NET ASSETS — 100.0%		$ 61,248,909
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$61,227,490	$—	$—	$61,227,490
Short-Term Investments	8,259,074	—	—	8,259,074
TOTAL INVESTMENTS	$69,486,564	$—	$—	$69,486,564
See accompanying notes to financial statements.
23

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 2,396,687	$ 1,783,065	$ (1)	$—	613,560	$ 613,621	$ 284
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,929	35,929	26,561	62,490	—	—	—	—	83
State Street Navigator Securities Lending Portfolio II	—	—	16,697,172	9,051,719	—	—	7,645,453	7,645,453	4,626
State Street Navigator Securities Lending Portfolio III	1,780,988	1,780,988	24,977,334	26,758,322	—	—	—	—	5,454
Total		$1,816,917	$44,097,754	$37,655,596	$ (1)	$—		$8,259,074	$10,447
See accompanying notes to financial statements.
24

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 1.2%
BHP Group, Ltd.	23,288	$ 637,132
National Australia Bank, Ltd.	29,748	515,047
		1,152,179
BELGIUM — 0.5%
Anheuser-Busch InBev SA	6,160	502,760
BRAZIL — 0.7%
Petroleo Brasileiro SA Preference Shares ADR	43,339	646,618
Petroleo Brasileiro SA Preference Shares	3,200	24,008
		670,626
CANADA — 1.2%
Nutrien, Ltd.	11,499	551,296
Royal Bank of Canada	7,477	592,452
		1,143,748
CHINA — 4.0%
Alibaba Group Holding, Ltd. ADR (a)	3,333	706,929
China Construction Bank Corp. Class H	740,288	639,408
China Petroleum & Chemical Corp. Class H	942,147	567,092
Industrial & Commercial Bank of China, Ltd. Class H	855,110	658,469
PetroChina Co., Ltd. Class H	1,100,601	552,292
Tencent Holdings, Ltd.	13,306	641,410
		3,765,600
DENMARK — 0.8%
Vestas Wind Systems A/S	7,242	732,359
FINLAND — 0.7%
Sampo Oyj Class A	14,061	614,135
FRANCE — 6.1%
Air Liquide SA	4,659	659,991
BNP Paribas SA	11,843	702,310
Carrefour SA	31,321	525,609
Cie de Saint-Gobain	14,806	606,620
Engie SA	39,294	635,148
LVMH Moet Hennessy Louis Vuitton SE	1,406	653,705
Societe Generale SA	20,668	719,542
TOTAL SA	11,514	635,883
Vinci SA	5,465	607,312
		5,746,120
GERMANY — 4.7%
Allianz SE	2,533	620,975
BASF SE	8,169	617,579
Daimler AG	11,066	613,253
Deutsche Bank AG	70,169	544,815
E.ON SE	60,347	645,151
SAP SE	4,979	672,460
Security Description	Shares	Value
Siemens AG	5,542	$ 724,983
		4,439,216
HONG KONG — 1.2%
China Mobile, Ltd.	69,043	580,394
CLP Holdings, Ltd.	56,827	597,312
		1,177,706
INDIA — 1.3%
Infosys, Ltd. ADR	50,930	525,597
Reliance Industries, Ltd. GDR (b)	9,327	396,864
Reliance Industries, Ltd.	15,768	334,466
		1,256,927
IRELAND — 0.7%
Accenture PLC Class A	3,087	650,030
ITALY — 1.4%
Assicurazioni Generali SpA	30,738	634,690
UniCredit SpA	46,888	685,265
		1,319,955
JAPAN — 9.8%
Bridgestone Corp. (c)	14,927	559,033
Canon, Inc. (c)	21,883	601,367
Honda Motor Co., Ltd.	21,905	624,648
Komatsu, Ltd.	25,547	621,074
Mitsubishi Corp.	22,911	611,382
Mitsubishi UFJ Financial Group, Inc.	113,389	618,931
Mitsui & Co., Ltd.	34,873	624,457
Mizuho Financial Group, Inc.	382,921	593,012
Nippon Steel Corp.	40,861	621,892
Panasonic Corp.	70,905	671,697
Seven & i Holdings Co., Ltd.	15,618	575,283
SoftBank Group Corp.	13,356	584,505
Sony Corp.	9,829	669,376
Takeda Pharmaceutical Co., Ltd.	17,001	677,693
Toyota Motor Corp.	8,695	617,191
		9,271,541
LUXEMBOURG — 0.6%
ArcelorMittal SA	34,419	604,334
MEXICO — 0.7%
America Movil SAB de CV Series L	807,482	645,678
NETHERLANDS — 0.7%
Royal Dutch Shell PLC Class B	9,694	287,599
Royal Dutch Shell PLC Class A	11,255	330,562
		618,161
RUSSIA — 0.7%
Gazprom PJSC ADR	83,129	683,985
SOUTH AFRICA — 1.9%
Anglo American PLC	24,066	692,784
MTN Group, Ltd. (c)	85,093	501,972
Naspers, Ltd. Class N	3,460	566,820
		1,761,576

See accompanying notes to financial statements.
25

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd. GDR	552	$ 658,536
Samsung Electronics Co., Ltd.	1,255	60,555
		719,091
SPAIN — 1.9%
Banco Bilbao Vizcaya Argentaria SA	110,399	617,508
Banco Santander SA	140,577	588,585
Telefonica SA	79,120	553,033
		1,759,126
SWEDEN — 0.7%
Telefonaktiebolaget LM Ericsson Class B	73,548	640,801
SWITZERLAND — 4.1%
ABB, Ltd.	29,035	700,726
Credit Suisse Group AG	42,996	581,879
Nestle SA	5,533	598,696
Novartis AG	6,784	643,827
Roche Holding AG	2,151	697,489
UBS Group AG (a)	50,577	638,513
		3,861,130
TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,132	762,969
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	22,084
		785,053
UNITED KINGDOM — 6.2%
AstraZeneca PLC	6,961	701,486
BAE Systems PLC	83,777	626,836
BP PLC	94,739	591,884
GlaxoSmithKline PLC	29,138	686,705
HSBC Holdings PLC	75,767	594,104
National Grid PLC	56,389	705,405
Rio Tinto PLC	10,798	644,139
Tesco PLC	198,780	672,028
Vodafone Group PLC	296,038	575,558
		5,798,145
UNITED STATES — 46.3%
3M Co.	3,482	614,294
Abbott Laboratories	7,039	611,408
Adobe, Inc. (a)	2,154	710,411
Alphabet, Inc. Class A (a)	237	317,435
Alphabet, Inc. Class C (a)	242	323,559
Amazon.com, Inc. (a)	326	602,396
American Express Co.	4,995	621,828
American International Group, Inc.	10,412	534,448
Amgen, Inc.	3,035	731,647
Apple, Inc.	2,712	796,379
Arconic, Inc.	21,942	675,155
AT&T, Inc.	15,679	612,736
Bank of America Corp.	19,701	693,869
Bank of New York Mellon Corp.	12,728	640,600
Security Description	Shares	Value
Baxter International, Inc.	6,833	$ 571,375
Berkshire Hathaway, Inc. Class B (a)	2,776	628,764
Boeing Co.	1,559	507,860
Booking Holdings, Inc. (a)	285	585,313
Carnival Corp.	11,778	598,676
Caterpillar, Inc.	4,433	654,665
Chevron Corp.	4,907	591,343
Cisco Systems, Inc.	11,854	568,518
Coca-Cola Co.	10,984	607,964
Colgate-Palmolive Co.	8,369	576,122
ConocoPhillips	10,421	677,678
CVS Health Corp.	9,259	687,851
Deere & Co.	3,627	628,414
Duke Energy Corp.	6,342	578,454
DuPont de Nemours, Inc.	8,061	517,516
eBay, Inc.	14,725	531,720
Exxon Mobil Corp.	8,185	571,149
Facebook, Inc. Class A (a)	3,196	655,979
FedEx Corp.	3,412	515,929
General Electric Co.	63,741	711,350
Gilead Sciences, Inc.	8,965	582,546
Goldman Sachs Group, Inc.	2,714	624,030
Home Depot, Inc.	2,533	553,157
Honeywell International, Inc.	3,536	625,872
HP, Inc.	31,192	640,996
Intel Corp.	11,317	677,322
International Business Machines Corp.	4,126	553,049
Johnson & Johnson	4,559	665,021
JPMorgan Chase & Co.	4,995	696,303
McDonald's Corp.	2,825	558,248
Medtronic PLC	5,435	616,601
Merck & Co., Inc.	7,233	657,841
Microsoft Corp.	4,319	681,106
Mondelez International, Inc. Class A	10,980	604,778
Netflix, Inc. (a)	2,034	658,141
NextEra Energy, Inc.	2,714	657,222
NIKE, Inc. Class B	6,866	695,595
PayPal Holdings, Inc. (a)	5,567	602,182
Pfizer, Inc.	16,140	632,365
Philip Morris International, Inc.	8,120	690,931
Procter & Gamble Co.	4,902	612,260
QUALCOMM, Inc.	7,602	670,725
Schlumberger, Ltd.	15,920	639,984
Simon Property Group, Inc. REIT	3,851	573,645
Southwest Airlines Co.	10,649	574,833
Starbucks Corp.	6,577	578,250
Travelers Cos., Inc.	4,055	555,332
Union Pacific Corp.	3,464	626,257
United Parcel Service, Inc. Class B	4,839	566,453
United Technologies Corp.	4,320	646,963
UnitedHealth Group, Inc.	2,540	746,709
Verizon Communications, Inc.	9,938	610,193
Visa, Inc. Class A	3,379	634,914
Walmart, Inc.	5,114	607,748

See accompanying notes to financial statements.
26

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Walt Disney Co.	4,315	$ 624,078
Wells Fargo & Co.	12,147	653,509
Williams Cos., Inc.	24,097	571,581
		43,619,545
TOTAL COMMON STOCKS (Cost $79,730,564)		93,939,527

SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	80,680	80,688
State Street Navigator Securities Lending Portfolio II (f) (g)	952,076	952,076
TOTAL SHORT-TERM INVESTMENTS (Cost $1,032,764)		1,032,764
TOTAL INVESTMENTS — 100.8% (Cost $80,763,328)		94,972,291
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(711,193)
NET ASSETS — 100.0%		$ 94,261,098

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$93,939,527	$—	$—	$93,939,527
Short-Term Investments	1,032,764	—	—	1,032,764
TOTAL INVESTMENTS	$94,972,291	$—	$—	$94,972,291
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 2,270,232	$ 2,189,540	$ (4)	$—	80,680	$ 80,688	$1,222
State Street Institutional U.S. Government Money Market Fund, Class G Shares	102,074	102,074	174,955	277,029	—	—	—	—	225
State Street Navigator Securities Lending Portfolio II	—	—	3,185,840	2,233,764	—	—	952,076	952,076	939
State Street Navigator Securities Lending Portfolio III	1,907,960	1,907,960	5,769,343	7,677,303	—	—	—	—	1,673
Total		$2,010,034	$11,400,370	$12,377,636	$ (4)	$—		$1,032,764	$4,059
See accompanying notes to financial statements.
27

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
Arconic, Inc.	3,690	$ 113,541
Boeing Co.	2,731	889,650
General Dynamics Corp.	2,299	405,429
HEICO Corp. Class A	174	15,578
Huntington Ingalls Industries, Inc.	1,623	407,178
L3Harris Technologies, Inc.	7,109	1,406,658
Lockheed Martin Corp.	5,426	2,112,776
Northrop Grumman Corp.	1,666	573,054
Raytheon Co.	10,204	2,242,227
Spirit AeroSystems Holdings, Inc. Class A	992	72,297
Teledyne Technologies, Inc. (a)	100	34,654
Textron, Inc.	3,676	163,950
TransDigm Group, Inc.	111	62,160
United Technologies Corp.	10,587	1,585,509
		10,084,661
AIR FREIGHT & LOGISTICS — 0.4%
C.H. Robinson Worldwide, Inc. (b)	8,602	672,676
Expeditors International of Washington, Inc.	6,662	519,769
FedEx Corp.	4,702	710,990
United Parcel Service, Inc. Class B	4,701	550,299
XPO Logistics, Inc. (a) (b)	1,659	132,222
		2,585,956
AIRLINES — 0.1%
American Airlines Group, Inc. (b)	3,640	104,395
Delta Air Lines, Inc.	3,024	176,843
Southwest Airlines Co.	5,364	289,549
United Airlines Holdings, Inc. (a)	1,418	124,912
		695,699
AUTO COMPONENTS — 0.2%
Aptiv PLC	1,870	177,594
Autoliv, Inc.	1,368	115,473
BorgWarner, Inc.	8,581	372,244
Lear Corp. (b)	3,197	438,628
		1,103,939
AUTOMOBILES — 0.6%
Ford Motor Co.	176,544	1,641,859
General Motors Co.	50,890	1,862,574
Harley-Davidson, Inc.	2,821	104,913
Tesla, Inc. (a)	231	96,634
		3,705,980
BANKS — 4.5%
Bank of America Corp.	160,258	5,644,287
Citigroup, Inc.	55,704	4,450,193
Citizens Financial Group, Inc.	10,941	444,314
Comerica, Inc.	2,795	200,541
East West Bancorp, Inc.	6,460	314,602
Fifth Third Bancorp	14,978	460,424
First Republic Bank	1,639	192,501
Huntington Bancshares, Inc.	16,680	251,534
Security Description	Shares	Value
JPMorgan Chase & Co.	45,714	$ 6,372,532
KeyCorp	18,227	368,915
M&T Bank Corp.	3,495	593,276
People's United Financial, Inc.	8,418	142,264
PNC Financial Services Group, Inc.	7,230	1,154,125
Regions Financial Corp.	20,290	348,176
Signature Bank	796	108,742
SVB Financial Group (a)	641	160,917
Truist Financial Corp.	23,792	1,339,965
US Bancorp	37,818	2,242,229
Wells Fargo & Co.	81,318	4,374,908
Zions Bancorp NA	3,447	178,968
		29,343,413
BEVERAGES — 2.6%
Brown-Forman Corp. Class B	12,080	816,608
Coca-Cola Co.	74,925	4,147,099
Constellation Brands, Inc. Class A	1,425	270,394
Molson Coors Brewing Co. Class B	4,225	227,727
Monster Beverage Corp. (a)	13,464	855,637
PepsiCo, Inc.	76,492	10,454,162
		16,771,627
BIOTECHNOLOGY — 1.7%
AbbVie, Inc.	8,874	785,704
Alexion Pharmaceuticals, Inc. (a)	1,422	153,789
Alnylam Pharmaceuticals, Inc. (a)	57	6,565
Amgen, Inc.	24,152	5,822,323
Biogen, Inc. (a)	7,820	2,320,429
BioMarin Pharmaceutical, Inc. (a)	401	33,904
Gilead Sciences, Inc.	16,945	1,101,086
Incyte Corp. (a)	254	22,179
Regeneron Pharmaceuticals, Inc. (a)	2,696	1,012,294
Seattle Genetics, Inc. (a)	61	6,970
Vertex Pharmaceuticals, Inc. (a)	397	86,923
		11,352,166
BUILDING PRODUCTS — 0.2%
Allegion PLC	3,311	412,352
AO Smith Corp.	5,297	252,349
Fortune Brands Home & Security, Inc.	1,331	86,968
Johnson Controls International PLC	10,616	432,177
Lennox International, Inc.	151	36,839
Masco Corp.	2,035	97,660
Owens Corning	1,744	113,569
		1,431,914
CAPITAL MARKETS — 2.1%
Ameriprise Financial, Inc.	4,902	816,575
Bank of New York Mellon Corp.	12,333	620,720
BlackRock, Inc.	898	451,425
Blackstone Group, Inc. Class A	3,099	173,358
Cboe Global Markets, Inc.	7,004	840,480
Charles Schwab Corp.	7,587	360,838
CME Group, Inc.	9,261	1,858,868
E*TRADE Financial Corp.	2,843	128,987
Eaton Vance Corp.	3,741	174,667
FactSet Research Systems, Inc.	1,404	376,693

See accompanying notes to financial statements.
28

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc.	13,041	$ 338,805
Goldman Sachs Group, Inc.	6,007	1,381,190
Intercontinental Exchange, Inc.	16,099	1,489,962
Invesco, Ltd.	8,138	146,321
KKR & Co., Inc. Class A	4,811	140,337
MarketAxess Holdings, Inc.	1,593	603,922
Moody's Corp.	503	119,417
Morgan Stanley	20,077	1,026,336
MSCI, Inc.	125	32,273
Nasdaq, Inc.	820	87,822
Northern Trust Corp.	1,813	192,613
Raymond James Financial, Inc.	1,418	126,854
S&P Global, Inc.	717	195,777
SEI Investments Co.	4,840	316,923
State Street Corp. (c)	5,731	453,322
T Rowe Price Group, Inc.	9,190	1,119,710
TD Ameritrade Holding Corp.	9,530	473,641
		14,047,836
CHEMICALS — 1.2%
Air Products & Chemicals, Inc.	3,704	870,403
Albemarle Corp.	1,345	98,239
Axalta Coating Systems, Ltd. (a)	1,278	38,851
Celanese Corp.	4,280	526,954
CF Industries Holdings, Inc.	1,625	77,578
Corteva, Inc.	25,531	754,696
Dow, Inc.	8,702	476,260
DuPont de Nemours, Inc.	11,655	748,251
Eastman Chemical Co.	2,286	181,188
Ecolab, Inc.	8,467	1,634,046
FMC Corp.	801	79,956
International Flavors & Fragrances, Inc.	647	83,476
Linde PLC	3,501	745,363
LyondellBasell Industries NV Class A	12,467	1,177,882
Mosaic Co.	7,287	157,691
PPG Industries, Inc.	1,763	235,343
RPM International, Inc.	820	62,943
Sherwin-Williams Co.	264	154,055
Westlake Chemical Corp.	660	46,299
		8,149,474
COMMERCIAL SERVICES & SUPPLIES — 1.5%
Cintas Corp.	431	115,974
Copart, Inc. (a)	7,192	654,041
Republic Services, Inc.	36,214	3,245,861
Rollins, Inc.	5,290	175,416
Waste Connections, Inc.	26,128	2,372,161
Waste Management, Inc.	29,766	3,392,133
		9,955,586
COMMUNICATIONS EQUIPMENT — 1.9%
Arista Networks, Inc. (a)	1,720	349,848
Cisco Systems, Inc.	192,720	9,242,851
F5 Networks, Inc. (a)	2,362	329,853
Juniper Networks, Inc.	13,280	327,087
Security Description	Shares	Value
Motorola Solutions, Inc.	12,037	$ 1,939,642
		12,189,281
CONSTRUCTION & ENGINEERING — 0.0% (d)
Jacobs Engineering Group, Inc.	1,582	142,111
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	369	103,187
Vulcan Materials Co.	688	99,065
		202,252
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	9,522	290,992
American Express Co.	5,510	685,940
Capital One Financial Corp.	9,141	940,700
Discover Financial Services	3,799	322,231
Synchrony Financial	9,435	339,755
		2,579,618
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	103,332	1,120,119
Avery Dennison Corp.	2,858	373,883
Ball Corp.	4,072	263,336
Crown Holdings, Inc. (a)	1,385	100,468
International Paper Co.	5,863	269,991
Packaging Corp. of America	1,108	124,085
Sealed Air Corp.	1,576	62,772
Westrock Co.	5,660	242,871
		2,557,525
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,053	536,780
LKQ Corp. (a)	3,887	138,766
		675,546
DIVERSIFIED FINANCIAL SERVICES — 0.7%
AXA Equitable Holdings, Inc.	11,076	274,463
Berkshire Hathaway, Inc. Class B (a)	17,540	3,972,810
Jefferies Financial Group, Inc.	6,288	134,375
Voya Financial, Inc.	1,859	113,362
		4,495,010
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	160,382	6,267,729
CenturyLink, Inc.	23,474	310,091
Verizon Communications, Inc.	98,224	6,030,954
Zayo Group Holdings, Inc. (a)	13,232	458,489
		13,067,263
ELECTRIC UTILITIES — 2.7%
Alliant Energy Corp.	6,288	344,079
American Electric Power Co., Inc.	16,047	1,516,602
Duke Energy Corp.	32,268	2,943,164
Edison International	4,278	322,604
Entergy Corp.	1,682	201,504
Evergy, Inc.	10,788	702,191
Eversource Energy	9,418	801,189

See accompanying notes to financial statements.
29

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	15,121	$ 689,366
FirstEnergy Corp.	6,659	323,628
NextEra Energy, Inc.	15,782	3,821,769
OGE Energy Corp.	1,588	70,618
Pinnacle West Capital Corp.	1,376	123,744
PPL Corp.	8,135	291,884
Southern Co.	46,046	2,933,130
Xcel Energy, Inc.	37,993	2,412,176
		17,497,648
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	1,532	211,416
AMETEK, Inc.	1,240	123,678
Eaton Corp. PLC	4,356	412,600
Emerson Electric Co.	19,658	1,499,119
Rockwell Automation, Inc.	5,093	1,032,198
Sensata Technologies Holding PLC (a)	1,542	83,068
		3,362,079
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	21,764	2,355,518
Arrow Electronics, Inc. (a)	2,792	236,594
CDW Corp.	4,793	684,632
Cognex Corp.	5,292	296,564
Corning, Inc.	9,649	280,882
Flex, Ltd. (a)	15,987	201,756
FLIR Systems, Inc.	6,359	331,113
IPG Photonics Corp. (a)	1,343	194,628
Keysight Technologies, Inc. (a)	750	76,972
TE Connectivity, Ltd.	15,440	1,479,770
Trimble, Inc. (a)	1,418	59,116
Zebra Technologies Corp. Class A (a)	183	46,746
		6,244,291
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	18,793	481,665
Halliburton Co.	10,932	267,506
National Oilwell Varco, Inc.	4,308	107,915
Schlumberger, Ltd.	14,147	568,709
TechnipFMC PLC	6,091	130,591
		1,556,386
ENTERTAINMENT — 0.7%
Activision Blizzard, Inc.	4,612	274,045
Electronic Arts, Inc. (a)	1,611	173,199
Liberty Media Corp.-Liberty Formula One Class C (a)	1,241	57,042
Live Nation Entertainment, Inc. (a) (b)	691	49,386
Netflix, Inc. (a)	1,140	368,870
Take-Two Interactive Software, Inc. (a)	506	61,949
Walt Disney Co.	23,046	3,333,143
		4,317,634
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Alexandria Real Estate Equities, Inc. REIT	584	94,363
Security Description	Shares	Value
American Tower Corp. REIT	8,253	$ 1,896,704
AvalonBay Communities, Inc. REIT	9,731	2,040,591
Boston Properties, Inc. REIT	741	102,154
Camden Property Trust REIT	9,008	955,749
Crown Castle International Corp. REIT	9,520	1,353,268
Digital Realty Trust, Inc. REIT (b)	939	112,436
Duke Realty Corp. REIT	2,019	69,999
Equinix, Inc. REIT	451	263,249
Equity LifeStyle Properties, Inc. REIT	542	38,151
Equity Residential REIT	22,199	1,796,343
Essex Property Trust, Inc. REIT	2,929	881,219
Extra Space Storage, Inc. REIT	6,996	738,917
Federal Realty Investment Trust REIT	294	37,847
Healthpeak Properties, Inc. REIT	36,268	1,250,158
Host Hotels & Resorts, Inc. REIT	8,035	149,049
Invitation Homes, Inc. REIT	13,448	403,037
Iron Mountain, Inc. REIT (b)	1,594	50,801
Kimco Realty Corp. REIT	4,389	90,896
Liberty Property Trust REIT	991	59,510
Medical Properties Trust, Inc. REIT	4,436	93,644
Mid-America Apartment Communities, Inc. REIT	4,663	614,863
National Retail Properties, Inc. REIT	9,447	506,548
Omega Healthcare Investors, Inc. REIT (b)	1,440	60,984
Prologis, Inc. REIT	3,552	316,625
Public Storage REIT	14,235	3,031,486
Realty Income Corp. REIT	19,272	1,418,997
Regency Centers Corp. REIT	901	56,844
SBA Communications Corp. REIT	1,223	294,731
Simon Property Group, Inc. REIT	1,627	242,358
SL Green Realty Corp. REIT	892	81,957
Sun Communities, Inc. REIT	352	52,835
UDR, Inc. REIT	18,069	843,822
Ventas, Inc. REIT	8,172	471,851
VEREIT, Inc.	9,661	89,268
VICI Properties, Inc. REIT	3,820	97,601
Vornado Realty Trust REIT	1,472	97,888
Welltower, Inc. REIT	13,094	1,070,827
Weyerhaeuser Co. REIT	5,738	173,288
WP Carey, Inc. REIT	7,111	569,164
		22,570,022
FOOD & STAPLES RETAILING — 1.9%
Costco Wholesale Corp.	15,806	4,645,700
Kroger Co.	29,561	856,973
Sysco Corp.	28,169	2,409,576
Walmart, Inc.	27,648	3,285,688
Walgreens Boots Alliance, Inc.	15,238	898,433
		12,096,370
FOOD PRODUCTS — 2.3%
Archer-Daniels-Midland Co.	12,814	593,929
Bunge, Ltd.	7,401	425,928
Campbell Soup Co.	10,208	504,479
Conagra Brands, Inc.	5,200	178,048
General Mills, Inc.	12,654	677,748

See accompanying notes to financial statements.
30

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Hershey Co.	21,942	$ 3,225,035
Hormel Foods Corp. (b)	49,766	2,244,944
Ingredion, Inc.	1,083	100,665
J.M. Smucker Co.	6,340	660,184
Kellogg Co.	17,911	1,238,725
Kraft Heinz Co.	13,690	439,860
Lamb Weston Holdings, Inc.	20,977	1,804,651
McCormick & Co., Inc.	6,505	1,104,094
Mondelez International, Inc. Class A	30,364	1,672,449
Tyson Foods, Inc. Class A	5,396	491,252
		15,361,991
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	838	93,739
UGI Corp.	2,582	116,603
		210,342
HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Abbott Laboratories	12,420	1,078,801
ABIOMED, Inc. (a)	1,351	230,467
Align Technology, Inc. (a)	2,557	713,505
Baxter International, Inc.	19,793	1,655,091
Becton Dickinson and Co.	3,470	943,736
Boston Scientific Corp. (a)	5,415	244,866
Cooper Cos., Inc.	2,156	692,701
Danaher Corp.	14,175	2,175,579
DENTSPLY SIRONA, Inc.	4,643	262,747
DexCom, Inc. (a)	12	2,625
Edwards Lifesciences Corp. (a)	6,514	1,519,651
Hologic, Inc. (a)	1,510	78,837
IDEXX Laboratories, Inc. (a)	4,481	1,170,124
Intuitive Surgical, Inc. (a)	3,238	1,914,144
Medtronic PLC	31,014	3,518,538
ResMed, Inc.	4,066	630,108
STERIS PLC	494	75,296
Stryker Corp.	7,392	1,551,877
Teleflex, Inc.	168	63,242
Varian Medical Systems, Inc. (a)	2,889	410,267
West Pharmaceutical Services, Inc.	200	30,066
Zimmer Biomet Holdings, Inc.	2,177	325,853
		19,288,121
HEALTH CARE PROVIDERS & SERVICES — 2.2%
AmerisourceBergen Corp.	7,041	598,626
Anthem, Inc.	6,298	1,902,185
Cardinal Health, Inc.	13,659	690,872
Centene Corp. (a)	6,663	418,903
Cigna Corp.	5,049	1,032,470
CVS Health Corp.	24,288	1,804,355
DaVita, Inc. (a)	1,856	139,256
HCA Healthcare, Inc.	2,818	416,529
Henry Schein, Inc. (a)	3,507	233,987
Humana, Inc.	3,516	1,288,684
Laboratory Corp. of America Holdings (a)	983	166,294
Security Description	Shares	Value
McKesson Corp.	7,746	$ 1,071,427
Quest Diagnostics, Inc.	2,549	272,208
UnitedHealth Group, Inc.	12,733	3,743,247
Universal Health Services, Inc. Class B	3,654	524,203
WellCare Health Plans, Inc. (a)	1,068	352,664
		14,655,910
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	3,740	274,479
Veeva Systems, Inc. Class A (a)	3,522	495,404
		769,883
HOTELS, RESTAURANTS & LEISURE — 1.7%
Aramark	3,350	145,390
Carnival Corp.	7,290	370,551
Chipotle Mexican Grill, Inc. (a)	48	40,181
Darden Restaurants, Inc.	8,745	953,292
Domino's Pizza, Inc.	124	36,429
Hilton Worldwide Holdings, Inc.	703	77,970
Las Vegas Sands Corp.	2,239	154,581
Marriott International, Inc. Class A	1,130	171,116
McDonald's Corp.	19,297	3,813,280
MGM Resorts International	5,837	194,197
Norwegian Cruise Line Holdings, Ltd. (a)	2,692	157,240
Royal Caribbean Cruises, Ltd.	1,963	262,080
Starbucks Corp.	20,802	1,828,912
Vail Resorts, Inc.	133	31,897
Wynn Resorts, Ltd.	728	101,097
Yum! Brands, Inc.	29,419	2,963,376
		11,301,589
HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc.	6,938	365,980
Garmin, Ltd.	9,933	969,063
Leggett & Platt, Inc.	1,157	58,810
Lennar Corp. Class A	4,028	224,722
Mohawk Industries, Inc. (a)	1,057	144,154
Newell Brands, Inc.	6,924	133,079
NVR, Inc. (a)	274	1,043,504
PulteGroup, Inc.	3,552	137,818
Whirlpool Corp.	1,334	196,805
		3,273,935
HOUSEHOLD PRODUCTS — 2.4%
Church & Dwight Co., Inc.	11,266	792,450
Clorox Co.	6,422	986,034
Colgate-Palmolive Co.	14,295	984,068
Kimberly-Clark Corp.	7,122	979,631
Procter & Gamble Co.	97,104	12,128,290
		15,870,473
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	9,100	181,090
NRG Energy, Inc.	2,567	102,038
Vistra Energy Corp.	3,544	81,477
		364,605

See accompanying notes to financial statements.
31

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.1%
3M Co.	21,690	$ 3,826,550
General Electric Co.	123,743	1,380,972
Honeywell International, Inc.	8,372	1,481,844
Roper Technologies, Inc.	461	163,300
		6,852,666
INSURANCE — 5.0%
Aflac, Inc.	36,850	1,949,365
Alleghany Corp. (a)	829	662,844
Allstate Corp.	18,455	2,075,265
American Financial Group, Inc.	7,903	866,564
American International Group, Inc.	16,656	854,952
Aon PLC	9,174	1,910,852
Arch Capital Group, Ltd. (a)	34,699	1,488,240
Arthur J Gallagher & Co.	13,912	1,324,840
Assurant, Inc.	784	102,767
Athene Holding, Ltd. Class A (a)	2,741	128,909
Brown & Brown, Inc.	23,280	919,094
Chubb, Ltd.	19,905	3,098,412
Cincinnati Financial Corp.	5,446	572,647
Erie Indemnity Co. Class A (b)	1,762	292,492
Everest Re Group, Ltd.	6,785	1,878,359
Fidelity National Financial, Inc.	17,579	797,208
Globe Life, Inc.	1,214	127,774
Hartford Financial Services Group, Inc.	27,209	1,653,491
Lincoln National Corp.	4,148	244,773
Loews Corp.	6,557	344,177
Markel Corp. (a)	951	1,087,155
Marsh & McLennan Cos., Inc.	16,819	1,873,805
MetLife, Inc.	14,268	727,240
Principal Financial Group, Inc.	4,424	243,320
Progressive Corp.	16,580	1,200,226
Prudential Financial, Inc.	8,485	795,384
Reinsurance Group of America, Inc.	1,142	186,215
RenaissanceRe Holdings, Ltd.	6,757	1,324,507
Travelers Cos., Inc.	12,614	1,727,487
Unum Group	5,782	168,603
Willis Towers Watson PLC	3,582	723,349
WR Berkley Corp.	24,083	1,664,135
		33,014,451
INTERACTIVE MEDIA & SERVICES — 2.6%
Alphabet, Inc. Class A (a)	5,223	6,995,634
Alphabet, Inc. Class C (a)	5,637	7,536,782
Facebook, Inc. Class A (a)	9,614	1,973,274
IAC/InterActiveCorp (a)	240	59,786
Snap, Inc. Class A (a) (b)	62	1,012
TripAdvisor, Inc.	979	29,742
Twitter, Inc. (a)	2,535	81,247
Zillow Group, Inc. Class C (a)	197	9,050
		16,686,527
INTERNET & DIRECT MARKETING RETAIL — 1.0%
Amazon.com, Inc. (a)	898	1,659,360
Security Description	Shares	Value
Booking Holdings, Inc. (a)	1,932	$ 3,967,806
eBay, Inc.	13,944	503,518
Expedia Group, Inc.	2,345	253,588
GrubHub, Inc. (a) (b)	498	24,223
MercadoLibre, Inc. (a)	52	29,741
Wayfair, Inc. Class A (a) (b)	48	4,338
		6,442,574
IT SERVICES — 9.9%
Accenture PLC Class A	37,201	7,833,415
Akamai Technologies, Inc. (a)	839	72,473
Alliance Data Systems Corp.	1,083	121,513
Automatic Data Processing, Inc.	24,123	4,112,971
Black Knight, Inc. (a)	23,596	1,521,470
Booz Allen Hamilton Holding Corp.	7,620	542,011
Broadridge Financial Solutions, Inc.	9,635	1,190,308
Cognizant Technology Solutions Corp. Class A	33,755	2,093,485
DXC Technology Co.	8,302	312,072
EPAM Systems, Inc. (a)	100	21,216
Fidelity National Information Services, Inc.	17,995	2,502,925
Fiserv, Inc. (a)	17,309	2,001,440
FleetCor Technologies, Inc. (a)	2,188	629,531
Gartner, Inc. (a)	258	39,758
Global Payments, Inc.	1,366	249,377
GoDaddy, Inc. Class A (a)	375	25,470
International Business Machines Corp.	41,906	5,617,080
Jack Henry & Associates, Inc.	14,154	2,061,813
Leidos Holdings, Inc.	1,279	125,201
Mastercard, Inc. Class A	43,250	12,914,017
Paychex, Inc.	40,128	3,413,288
PayPal Holdings, Inc. (a)	3,169	342,791
Sabre Corp.	2,243	50,333
Square, Inc. Class A (a)	58	3,628
Twilio, Inc. Class A (a) (b)	200	19,656
VeriSign, Inc. (a)	4,015	773,610
Visa, Inc. Class A	75,707	14,225,345
Western Union Co. (b)	84,379	2,259,670
		65,075,867
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	820	86,600
Polaris, Inc.	637	64,783
		151,383
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	1,539	131,292
Bio-Rad Laboratories, Inc. Class A (a)	100	37,003
Illumina, Inc. (a)	299	99,190
IQVIA Holdings, Inc. (a)	790	122,063
Mettler-Toledo International, Inc. (a)	955	757,582
PerkinElmer, Inc.	690	66,999
Thermo Fisher Scientific, Inc.	1,798	584,116
Waters Corp. (a)	3,090	721,979
		2,520,224

See accompanying notes to financial statements.
32

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MACHINERY — 1.2%
Caterpillar, Inc.	4,575	$ 675,636
Cummins, Inc.	6,119	1,095,056
Deere & Co.	2,412	417,903
Dover Corp.	1,124	129,552
Flowserve Corp.	766	38,124
Fortive Corp.	1,930	147,433
IDEX Corp.	2,325	399,900
Illinois Tool Works, Inc.	12,371	2,222,203
Ingersoll-Rand PLC	1,799	239,123
Middleby Corp. (a)	431	47,203
PACCAR, Inc.	3,849	304,456
Parker-Hannifin Corp.	1,062	218,581
Pentair PLC	1,375	63,071
Snap-on, Inc.	2,117	358,620
Stanley Black & Decker, Inc.	1,282	212,479
WABCO Holdings, Inc. (a)	5,833	790,371
Westinghouse Air Brake Technologies Corp.	1,296	100,829
Xylem, Inc.	871	68,626
		7,529,166
MEDIA — 1.2%
Altice USA, Inc. Class A (a)	1,286	35,159
Charter Communications, Inc. Class A (a)	2,557	1,240,350
Comcast Corp. Class A	69,786	3,138,276
Discovery, Inc. Class A (a) (b)	2,944	96,387
Discovery, Inc. Class C (a)	6,527	199,008
DISH Network Corp. Class A (a)	3,886	137,836
Fox Corp. Class A	3,465	128,448
Fox Corp. Class B	6,438	234,343
Interpublic Group of Cos., Inc.	4,655	107,530
Liberty Broadband Corp. Class C (a)	715	89,911
Liberty Global PLC Class A (a)	2,594	58,988
Liberty Global PLC Class C (a)	6,170	134,475
Liberty Media Corp.-Liberty SiriusXM Class A (a)	4,505	217,772
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,579	76,013
News Corp. Class A	6,025	85,193
Omnicom Group, Inc.	14,928	1,209,467
Sirius XM Holdings, Inc. (b)	45,198	323,166
ViacomCBS, Inc. Class B	11,300	474,261
		7,986,583
METALS & MINING — 0.7%
Freeport-McMoRan, Inc.	25,907	339,900
Newmont Goldcorp Corp.	89,860	3,904,417
Nucor Corp.	5,329	299,916
Steel Dynamics, Inc.	4,621	157,299
		4,701,532
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.6%
AGNC Investment Corp. REIT	90,900	1,607,112
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	246,887	$ 2,325,676
		3,932,788
MULTI-UTILITIES — 1.2%
Ameren Corp.	2,283	175,334
CenterPoint Energy, Inc.	5,722	156,039
CMS Energy Corp.	10,270	645,367
Consolidated Edison, Inc.	30,466	2,756,259
Dominion Energy, Inc.	17,145	1,419,949
DTE Energy Co.	2,901	376,753
NiSource, Inc.	3,588	99,890
Public Service Enterprise Group, Inc.	4,403	259,997
Sempra Energy	3,091	468,224
WEC Energy Group, Inc.	17,999	1,660,048
		8,017,860
MULTILINE RETAIL — 0.7%
Dollar General Corp.	15,700	2,448,886
Dollar Tree, Inc. (a)	8,430	792,842
Kohl's Corp.	3,694	188,209
Nordstrom, Inc. (b)	2,479	101,465
Target Corp.	9,607	1,231,714
		4,763,116
OIL, GAS & CONSUMABLE FUELS — 2.9%
Apache Corp.	6,717	171,888
Cabot Oil & Gas Corp.	11,336	197,360
Cheniere Energy, Inc. (a)	6,187	377,840
Chevron Corp.	38,963	4,695,431
Concho Resources, Inc.	3,717	325,498
ConocoPhillips	11,239	730,872
Continental Resources, Inc.	714	24,490
Devon Energy Corp.	8,962	232,743
Diamondback Energy, Inc.	2,272	210,978
EOG Resources, Inc.	5,423	454,231
Exxon Mobil Corp.	83,107	5,799,206
Hess Corp.	1,287	85,984
HollyFrontier Corp.	3,103	157,353
Kinder Morgan, Inc.	55,643	1,177,962
Marathon Oil Corp.	12,962	176,024
Marathon Petroleum Corp.	13,772	829,763
Noble Energy, Inc.	5,293	131,478
Occidental Petroleum Corp.	23,737	978,202
ONEOK, Inc.	3,927	297,156
Phillips 66	7,021	782,210
Pioneer Natural Resources Co.	1,194	180,736
Targa Resources Corp.	2,769	113,058
Valero Energy Corp.	8,101	758,659
Williams Cos., Inc.	11,030	261,632
		19,150,754
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	3,437	38,666
Estee Lauder Cos., Inc. Class A	8,224	1,698,585
		1,737,251

See accompanying notes to financial statements.
33

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 6.5%
Allergan PLC	3,529	$ 674,639
Bristol-Myers Squibb Co.	58,254	3,739,324
Elanco Animal Health, Inc. (a)	2,872	84,580
Eli Lilly & Co.	52,196	6,860,120
Jazz Pharmaceuticals PLC (a)	489	72,998
Johnson & Johnson	110,589	16,131,618
Merck & Co., Inc.	112,599	10,240,879
Mylan NV (a)	14,136	284,134
Perrigo Co. PLC	1,143	59,047
Pfizer, Inc.	98,877	3,874,001
Zoetis, Inc.	6,661	881,583
		42,902,923
PROFESSIONAL SERVICES — 0.3%
CoStar Group, Inc. (a)	59	35,300
Equifax, Inc.	664	93,039
IHS Markit, Ltd. (a)	1,668	125,684
ManpowerGroup, Inc.	3,103	301,301
Nielsen Holdings PLC	4,979	101,074
Robert Half International, Inc.	5,214	329,264
TransUnion	644	55,133
Verisk Analytics, Inc.	4,729	706,229
		1,747,024
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	3,328	203,973
Jones Lang LaSalle, Inc.	742	129,175
		333,148
ROAD & RAIL — 0.9%
AMERCO	1,088	408,892
CSX Corp.	4,622	334,448
JB Hunt Transport Services, Inc.	2,789	325,699
Kansas City Southern	735	112,573
Knight-Swift Transportation Holdings, Inc. (b)	1,528	54,763
Norfolk Southern Corp.	1,847	358,558
Old Dominion Freight Line, Inc.	2,136	405,370
Uber Technologies, Inc. (a)	1,546	45,978
Union Pacific Corp.	22,540	4,075,007
		6,121,288
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.6%
Advanced Micro Devices, Inc. (a)	955	43,796
Analog Devices, Inc.	1,662	197,512
Applied Materials, Inc.	36,466	2,225,885
Broadcom, Inc.	3,163	999,571
Intel Corp.	169,941	10,170,969
KLA Corp.	5,576	993,476
Lam Research Corp.	5,248	1,534,515
Marvell Technology Group, Ltd.	2,916	77,449
Maxim Integrated Products, Inc.	10,859	667,937
Microchip Technology, Inc. (b)	1,287	134,775
Micron Technology, Inc. (a)	25,119	1,350,900
NVIDIA Corp.	16,135	3,796,565
Security Description	Shares	Value
ON Semiconductor Corp. (a)	4,247	$ 103,542
Qorvo, Inc. (a)	686	79,734
QUALCOMM, Inc.	4,886	431,092
Skyworks Solutions, Inc.	6,585	795,995
Teradyne, Inc.	5,660	385,955
Texas Instruments, Inc.	41,617	5,339,045
Xilinx, Inc.	8,823	862,625
		30,191,338
SOFTWARE — 5.5%
Adobe, Inc. (a)	14,106	4,652,300
ANSYS, Inc. (a)	233	59,977
Autodesk, Inc. (a)	56	10,274
Cadence Design Systems, Inc. (a)	8,692	602,877
CDK Global, Inc.	4,646	254,043
Citrix Systems, Inc.	19,145	2,123,181
Fortinet, Inc. (a)	131	13,986
Intuit, Inc.	11,209	2,935,973
Microsoft Corp.	111,312	17,553,902
NortonLifeLock, Inc.	3,120	79,622
Oracle Corp.	104,864	5,555,695
Palo Alto Networks, Inc. (a)	1,553	359,131
Paycom Software, Inc. (a)	1,529	404,818
PTC, Inc. (a)	70	5,242
salesforce.com, Inc. (a)	1,400	227,696
ServiceNow, Inc. (a)	19	5,364
Splunk, Inc. (a)	65	9,735
SS&C Technologies Holdings, Inc.	780	47,892
Synopsys, Inc. (a)	510	70,992
Tyler Technologies, Inc. (a)	2,360	708,047
VMware, Inc. Class A (a) (b)	267	40,528
Workday, Inc. Class A (a)	55	9,045
		35,730,320
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	1,339	214,454
AutoZone, Inc. (a)	1,046	1,246,110
Best Buy Co., Inc.	11,547	1,013,827
Burlington Stores, Inc. (a)	3,142	716,470
CarMax, Inc. (a)	1,802	157,981
Gap, Inc.	12,903	228,125
Home Depot, Inc.	12,155	2,654,409
Lowe's Cos., Inc.	5,381	644,429
O'Reilly Automotive, Inc. (a)	1,905	834,885
Ross Stores, Inc.	20,844	2,426,659
Tiffany & Co.	693	92,619
TJX Cos., Inc.	76,815	4,690,324
Tractor Supply Co.	4,724	441,411
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,347	594,120
		15,955,823
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	64,611	18,973,020
Dell Technologies, Inc. Class C (a)	3,409	175,189
Hewlett Packard Enterprise Co.	27,838	441,511

See accompanying notes to financial statements.
34

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
HP, Inc.	23,947	$ 492,111
NetApp, Inc.	9,576	596,106
Seagate Technology PLC	9,923	590,418
Western Digital Corp.	5,198	329,917
Xerox Holdings Corp.	3,847	141,839
		21,740,111
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Capri Holdings, Ltd. (a)	2,702	103,081
Hanesbrands, Inc. (b)	5,173	76,819
Lululemon Athletica, Inc. (a)	3,812	883,126
NIKE, Inc. Class B	56,664	5,740,630
PVH Corp.	1,314	138,167
Ralph Lauren Corp.	642	75,255
Tapestry, Inc.	3,995	107,745
Under Armour, Inc. Class A (a) (b)	1,342	28,987
Under Armour, Inc. Class C (a)	1,355	25,989
VF Corp.	11,890	1,184,958
		8,364,757
TOBACCO — 0.8%
Altria Group, Inc.	85,594	4,271,996
Philip Morris International, Inc.	13,607	1,157,820
		5,429,816
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	19,864	733,975
HD Supply Holdings, Inc. (a)	1,672	67,248
United Rentals, Inc. (a)	1,114	185,782
W.W. Grainger, Inc.	1,614	546,371
		1,533,376
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,111	259,336
Aqua America, Inc.	1,140	53,512
		312,848
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Sprint Corp. (a) (b)	16,847	$ 87,773
T-Mobile US, Inc. (a)	24,971	1,958,227
		2,046,000
TOTAL COMMON STOCKS (Cost $594,467,638)		654,849,650
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	566,465	566,521
State Street Navigator Securities Lending Portfolio II (c) (g)	900,360	900,360
TOTAL SHORT-TERM INVESTMENTS (Cost $1,466,881)		1,466,881
TOTAL INVESTMENTS — 100.0% (Cost $595,934,519)		656,316,531
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(137,412)
NET ASSETS — 100.0%		$ 656,179,119
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$654,849,650	$—	$—	$654,849,650
Short-Term Investments	1,466,881	—	—	1,466,881
TOTAL INVESTMENTS	$656,316,531	$—	$—	$656,316,531
See accompanying notes to financial statements.
35

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	3,636	$203,834	$ 200,855	$ 78,517	$5,302	$121,848	5,731	$ 453,322	$ 5,453
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	12,788,234	12,221,578	(135)	—	566,465	566,521	5,099
State Street Institutional U.S. Government Money Market Fund, Class G Shares	588,319	588,319	1,948,762	2,537,081	—	—	—	—	1,280
State Street Navigator Securities Lending Portfolio II	—	—	8,356,322	7,455,962	—	—	900,360	900,360	707
State Street Navigator Securities Lending Portfolio III	7,963	7,963	4,282,136	4,290,099	—	—	—	—	724
Total		$800,116	$27,576,309	$26,583,237	$5,167	$121,848		$1,920,203	$13,263
See accompanying notes to financial statements.
36

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 3.2%
Tesla, Inc. (a)	30,072	$ 12,580,020
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	237,953	11,412,226
ENTERTAINMENT — 5.8%
Activision Blizzard, Inc.	183,775	10,919,911
Netflix, Inc. (a)	36,032	11,658,874
		22,578,785
INTERACTIVE MEDIA & SERVICES — 8.6%
Alphabet, Inc. Class A (a)	8,001	10,716,459
Baidu, Inc. ADR (a)	90,458	11,433,891
Facebook, Inc. Class A (a)	55,490	11,389,323
		33,539,673
INTERNET & DIRECT MARKETING RETAIL — 11.5%
Alibaba Group Holding, Ltd. ADR (a)	52,603	11,157,096
Amazon.com, Inc. (a)	6,119	11,306,933
Booking Holdings, Inc. (a)	5,459	11,211,312
JD.com, Inc. ADR (a)	316,994	11,167,699
		44,843,040
IT SERVICES — 5.6%
International Business Machines Corp.	80,302	10,763,680
Shopify, Inc. Class A (a)	27,900	11,092,482
		21,856,162
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 36.9%
Advanced Micro Devices, Inc. (a)	261,900	12,010,734
Analog Devices, Inc.	90,600	10,766,904
Applied Materials, Inc.	179,992	10,986,712
ASML Holding NV (b)	37,100	10,979,374
Broadcom, Inc.	34,161	10,795,559
Intel Corp.	186,542	11,164,539
Lam Research Corp.	38,200	11,169,680
Micron Technology, Inc. (a)	210,490	11,320,152
NVIDIA Corp.	48,090	11,315,577
NXP Semiconductors NV	86,939	11,063,857
QUALCOMM, Inc.	122,559	10,813,380
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	185,009	10,749,023
Security Description	Shares	Value
Texas Instruments, Inc.	85,069	$ 10,913,502
		144,048,993
SOFTWARE — 22.4%
Adobe, Inc. (a)	33,878	11,173,303
Intuit, Inc.	41,440	10,854,379
Microsoft Corp.	69,664	10,986,013
Oracle Corp.	197,737	10,476,106
salesforce.com, Inc. (a)	66,899	10,880,453
ServiceNow, Inc. (a)	39,417	11,128,207
VMware, Inc. Class A (a)	71,200	10,807,448
Workday, Inc. Class A (a)	67,548	11,108,269
		87,414,178
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
Apple, Inc.	39,126	11,489,350
TOTAL COMMON STOCKS (Cost $329,485,956)		389,762,427
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d) (Cost $281,066)	281,037	281,066
TOTAL INVESTMENTS — 100.0% (Cost $329,767,022)		390,043,493
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		91,552
NET ASSETS — 100.0%		$ 390,135,045
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$389,762,427	$—	$—	$389,762,427
Short-Term Investment	281,066	—	—	281,066
TOTAL INVESTMENTS	$390,043,493	$—	$—	$390,043,493
See accompanying notes to financial statements.
37

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 2,238,136	$ 1,957,067	$ (3)	$—	281,037	$281,066	$ 4,020
State Street Institutional U.S. Government Money Market Fund, Class G Shares	161,137	161,137	715,352	876,489	—	—	—	—	1,387
State Street Navigator Securities Lending Portfolio II	—	—	9,741,086	9,741,086	—	—	—	—	503
State Street Navigator Securities Lending Portfolio III	1,545,635	1,545,635	11,965,132	13,510,767	—	—	—	—	4,421
Total		$1,706,772	$24,659,706	$26,085,409	$ (3)	$—		$281,066	$10,331
See accompanying notes to financial statements.
38

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.5%
Arconic, Inc.	6,922	$ 212,990
Boeing Co.	9,530	3,104,493
General Dynamics Corp.	4,148	731,500
Huntington Ingalls Industries, Inc.	726	182,139
L3Harris Technologies, Inc.	3,965	784,555
Lockheed Martin Corp.	4,443	1,730,015
Northrop Grumman Corp.	2,798	962,428
Raytheon Co.	4,945	1,086,614
Textron, Inc.	4,075	181,745
TransDigm Group, Inc.	905	506,800
United Technologies Corp.	14,490	2,170,022
		11,653,301
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc. (a)	2,391	186,976
Expeditors International of Washington, Inc.	3,042	237,337
FedEx Corp.	4,251	642,794
United Parcel Service, Inc. Class B	12,487	1,461,728
		2,528,835
AIRLINES — 0.4%
Alaska Air Group, Inc.	2,196	148,779
American Airlines Group, Inc. (a)	6,965	199,756
Delta Air Lines, Inc.	10,322	603,631
Southwest Airlines Co.	8,582	463,256
United Airlines Holdings, Inc. (b)	3,880	341,789
		1,757,211
AUTO COMPONENTS — 0.1%
Aptiv PLC	4,548	431,924
BorgWarner, Inc.	3,719	161,330
		593,254
AUTOMOBILES — 0.3%
Ford Motor Co.	69,588	647,168
General Motors Co.	22,249	814,314
Harley-Davidson, Inc.	2,788	103,686
		1,565,168
BANKS — 5.8%
Bank of America Corp.	144,831	5,100,948
Citigroup, Inc.	39,055	3,120,104
Citizens Financial Group, Inc.	7,942	322,525
Comerica, Inc.	2,674	191,859
Fifth Third Bancorp	13,152	404,292
First Republic Bank	2,973	349,179
Huntington Bancshares, Inc.	18,576	280,126
JPMorgan Chase & Co.	56,100	7,820,340
KeyCorp	17,795	360,171
M&T Bank Corp.	2,364	401,289
People's United Financial, Inc.	7,885	133,257
PNC Financial Services Group, Inc.	7,912	1,262,993
Regions Financial Corp.	17,849	306,289
SVB Financial Group (b)	934	234,471
Truist Financial Corp.	23,970	1,349,990
Security Description	Shares	Value
US Bancorp	25,620	$ 1,519,010
Wells Fargo & Co.	68,860	3,704,668
Zions Bancorp NA	3,100	160,952
		27,022,463
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	3,370	227,812
Coca-Cola Co.	68,950	3,816,382
Constellation Brands, Inc. Class A	2,957	561,091
Molson Coors Brewing Co. Class B	3,342	180,134
Monster Beverage Corp. (b)	6,863	436,143
PepsiCo, Inc.	24,904	3,403,630
		8,625,192
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	26,354	2,333,383
Alexion Pharmaceuticals, Inc. (b)	3,980	430,437
Amgen, Inc.	10,684	2,575,592
Biogen, Inc. (b)	3,287	975,352
Gilead Sciences, Inc.	22,628	1,470,367
Incyte Corp. (b)	3,140	274,185
Regeneron Pharmaceuticals, Inc. (b)	1,403	526,798
Vertex Pharmaceuticals, Inc. (b)	4,561	998,631
		9,584,745
BUILDING PRODUCTS — 0.3%
Allegion PLC	1,662	206,985
AO Smith Corp.	2,439	116,194
Fortune Brands Home & Security, Inc.	2,464	160,998
Johnson Controls International PLC	14,121	574,866
Masco Corp.	5,179	248,540
		1,307,583
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	16	1,356
Ameriprise Financial, Inc.	2,301	383,300
Bank of New York Mellon Corp.	15,186	764,311
BlackRock, Inc.	2,103	1,057,178
Cboe Global Markets, Inc.	1,941	232,920
Charles Schwab Corp.	20,623	980,830
CME Group, Inc.	6,401	1,284,809
E*TRADE Financial Corp.	4,244	192,550
Franklin Resources, Inc.	5,017	130,342
Goldman Sachs Group, Inc.	5,786	1,330,375
Intercontinental Exchange, Inc.	9,922	918,281
Invesco, Ltd.	6,840	122,983
MarketAxess Holdings, Inc.	661	250,592
Moody's Corp.	2,884	684,690
Morgan Stanley	21,998	1,124,538
MSCI, Inc.	1,515	391,143
Nasdaq, Inc.	2,068	221,483
Northern Trust Corp.	3,833	407,218
Raymond James Financial, Inc.	2,201	196,901
S&P Global, Inc.	4,392	1,199,236
State Street Corp. (c)	6,728	532,185
T Rowe Price Group, Inc.	4,163	507,220
		12,914,441

See accompanying notes to financial statements.
39

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 2.0%
Air Products & Chemicals, Inc.	3,931	$ 923,746
Albemarle Corp.	1,865	136,220
Celanese Corp.	2,193	270,002
CF Industries Holdings, Inc.	3,907	186,520
Corteva, Inc.	13,284	392,675
Dow, Inc.	13,182	721,451
DuPont de Nemours, Inc.	13,219	848,660
Eastman Chemical Co.	2,425	192,205
Ecolab, Inc.	4,454	859,577
FMC Corp.	2,327	232,281
International Flavors & Fragrances, Inc.	1,878	242,300
Linde PLC	9,669	2,058,530
LyondellBasell Industries NV Class A	4,599	434,513
Mosaic Co.	6,297	136,267
PPG Industries, Inc.	4,175	557,321
Sherwin-Williams Co.	1,481	864,223
		9,056,491
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,495	402,275
Copart, Inc. (b)	3,563	324,019
Republic Services, Inc.	3,726	333,961
Rollins, Inc.	2,479	82,204
Waste Management, Inc.	6,919	788,489
		1,930,948
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (b)	968	196,891
Cisco Systems, Inc.	75,857	3,638,102
F5 Networks, Inc. (b)	1,059	147,889
Juniper Networks, Inc.	6,153	151,548
Motorola Solutions, Inc.	3,062	493,411
		4,627,841
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	2,393	214,963
Quanta Services, Inc.	2,539	103,363
		318,326
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	1,122	313,756
Vulcan Materials Co.	2,345	337,657
		651,413
CONSUMER FINANCE — 0.7%
American Express Co.	12,158	1,513,550
Capital One Financial Corp.	8,448	869,384
Discover Financial Services	5,681	481,862
Synchrony Financial	10,835	390,168
		3,254,964
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	28,798	312,170
Avery Dennison Corp.	1,540	201,463
Ball Corp.	5,886	380,648
Security Description	Shares	Value
International Paper Co.	7,006	$ 322,626
Packaging Corp. of America	1,681	188,255
Sealed Air Corp.	2,752	109,612
Westrock Co.	4,649	199,489
		1,714,263
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,563	272,268
LKQ Corp. (b)	5,532	197,492
		469,760
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (a)	3,652	85,749
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (b)	34,977	7,922,290
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	130,624	5,104,786
CenturyLink, Inc.	17,392	229,748
Verizon Communications, Inc.	73,954	4,540,776
		9,875,310
ELECTRIC UTILITIES — 2.0%
Alliant Energy Corp.	4,338	237,375
American Electric Power Co., Inc.	8,775	829,325
Duke Energy Corp.	13,024	1,187,919
Edison International	6,331	477,421
Entergy Corp.	3,519	421,576
Evergy, Inc.	4,161	270,840
Eversource Energy	5,700	484,899
Exelon Corp.	17,230	785,516
NextEra Energy, Inc.	8,732	2,114,541
Pinnacle West Capital Corp.	1,955	175,813
PPL Corp.	12,770	458,188
Southern Co.	18,691	1,190,617
Xcel Energy, Inc.	9,409	597,377
		9,231,407
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	4,047	403,648
Eaton Corp. PLC	7,475	708,032
Emerson Electric Co.	10,908	831,844
Rockwell Automation, Inc.	2,095	424,594
		2,368,118
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	5,265	569,831
CDW Corp.	2,535	362,099
Corning, Inc.	13,876	403,930
FLIR Systems, Inc.	2,441	127,103
IPG Photonics Corp. (b)	627	90,865
Keysight Technologies, Inc. (b)	3,349	343,708
TE Connectivity, Ltd.	5,938	569,098
		2,466,634

See accompanying notes to financial statements.
40

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	11,465	$ 293,848
Halliburton Co.	15,415	377,205
Helmerich & Payne, Inc.	1,968	89,406
National Oilwell Varco, Inc.	6,848	171,542
Schlumberger, Ltd.	24,553	987,031
TechnipFMC PLC	7,445	159,621
		2,078,653
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	13,748	816,906
Electronic Arts, Inc. (b)	5,213	560,450
Netflix, Inc. (b)	7,834	2,534,847
Take-Two Interactive Software, Inc. (b)	1,981	242,534
Walt Disney Co.	32,228	4,661,136
		8,815,873
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Alexandria Real Estate Equities, Inc. REIT	1,996	322,514
American Tower Corp. REIT	7,912	1,818,336
Apartment Investment & Management Co. Class A REIT	2,716	140,281
AvalonBay Communities, Inc. REIT	2,475	519,007
Boston Properties, Inc. REIT	2,536	349,613
Crown Castle International Corp. REIT	7,381	1,049,209
Digital Realty Trust, Inc. REIT (a)	3,688	441,601
Duke Realty Corp. REIT	6,401	221,923
Equinix, Inc. REIT	1,524	889,559
Equity Residential REIT	6,227	503,889
Essex Property Trust, Inc. REIT	1,164	350,201
Extra Space Storage, Inc. REIT	2,261	238,807
Federal Realty Investment Trust REIT	1,228	158,080
Healthpeak Properties, Inc. REIT	8,765	302,129
Host Hotels & Resorts, Inc. REIT	12,972	240,631
Iron Mountain, Inc. REIT (a)	5,154	164,258
Kimco Realty Corp. REIT	7,609	157,582
Macerich Co. REIT	24	646
Mid-America Apartment Communities, Inc. REIT	2,017	265,962
Prologis, Inc. REIT	11,181	996,674
Public Storage REIT	2,682	571,159
Realty Income Corp. REIT	5,828	429,116
Regency Centers Corp. REIT	2,962	186,872
SBA Communications Corp. REIT	2,027	488,487
Simon Property Group, Inc. REIT	5,511	820,918
SL Green Realty Corp. REIT	1,470	135,064
UDR, Inc. REIT	5,178	241,813
Ventas, Inc. REIT	6,566	379,121
Vornado Realty Trust REIT	2,814	187,131
Welltower, Inc. REIT	7,159	585,463
Weyerhaeuser Co. REIT	13,205	398,791
		13,554,837
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	7,894	2,320,204
Security Description	Shares	Value
Kroger Co.	14,127	$ 409,542
Sysco Corp.	9,109	779,184
Walmart, Inc.	25,345	3,012,000
Walgreens Boots Alliance, Inc.	13,431	791,892
		7,312,822
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	9,893	458,541
Campbell Soup Co.	2,980	147,272
Conagra Brands, Inc.	8,628	295,423
General Mills, Inc.	10,826	579,841
Hershey Co.	2,663	391,408
Hormel Foods Corp. (a)	4,910	221,490
J.M. Smucker Co.	2,004	208,676
Kellogg Co.	4,427	306,171
Kraft Heinz Co.	11,018	354,008
Lamb Weston Holdings, Inc.	2,597	223,420
McCormick & Co., Inc.	2,211	375,273
Mondelez International, Inc. Class A	25,769	1,419,356
Tyson Foods, Inc. Class A	5,298	482,330
		5,463,209
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	2,120	237,143
HEALTH CARE EQUIPMENT & SUPPLIES — 3.6%
Abbott Laboratories	31,493	2,735,482
ABIOMED, Inc. (b)	793	135,278
Align Technology, Inc. (b)	1,319	368,054
Baxter International, Inc.	9,066	758,099
Becton Dickinson and Co.	4,832	1,314,159
Boston Scientific Corp. (b)	24,740	1,118,743
Cooper Cos., Inc.	904	290,446
Danaher Corp.	11,433	1,754,737
DENTSPLY SIRONA, Inc.	3,980	225,228
Edwards Lifesciences Corp. (b)	3,728	869,705
Hologic, Inc. (b)	4,783	249,720
IDEXX Laboratories, Inc. (b)	1,545	403,446
Intuitive Surgical, Inc. (b)	2,067	1,221,907
Medtronic PLC	23,908	2,712,363
ResMed, Inc.	2,525	391,299
Stryker Corp.	5,758	1,208,835
Teleflex, Inc.	839	315,833
Varian Medical Systems, Inc. (b)	1,645	233,606
Zimmer Biomet Holdings, Inc.	3,623	542,291
		16,849,231
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	2,718	231,084
Anthem, Inc.	4,542	1,371,820
Cardinal Health, Inc.	5,276	266,860
Centene Corp. (b)	7,343	461,655
Cigna Corp.	6,717	1,373,559
CVS Health Corp.	23,228	1,725,608
DaVita, Inc. (b)	1,718	128,902
HCA Healthcare, Inc.	4,705	695,446

See accompanying notes to financial statements.
41

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Henry Schein, Inc. (b)	2,655	$ 177,142
Humana, Inc.	2,417	885,879
Laboratory Corp. of America Holdings (b)	1,730	292,664
McKesson Corp.	3,294	455,626
Quest Diagnostics, Inc.	2,380	254,160
UnitedHealth Group, Inc.	16,941	4,980,315
Universal Health Services, Inc. Class B	1,406	201,705
WellCare Health Plans, Inc. (b)	918	303,133
		13,805,558
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	5,655	415,020
HOTELS, RESTAURANTS & LEISURE — 1.9%
Carnival Corp.	7,081	359,927
Chipotle Mexican Grill, Inc. (b)	464	388,419
Darden Restaurants, Inc.	2,189	238,623
Hilton Worldwide Holdings, Inc.	5,094	564,976
Las Vegas Sands Corp.	5,961	411,547
Marriott International, Inc. Class A	4,824	730,498
McDonald's Corp.	13,530	2,673,663
MGM Resorts International	9,514	316,531
Norwegian Cruise Line Holdings, Ltd. (b)	3,841	224,353
Royal Caribbean Cruises, Ltd.	3,046	406,671
Starbucks Corp.	21,125	1,857,310
Wynn Resorts, Ltd.	1,704	236,635
Yum! Brands, Inc.	5,375	541,424
		8,950,577
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	5,947	313,704
Garmin, Ltd.	2,538	247,607
Leggett & Platt, Inc.	2,400	121,992
Lennar Corp. Class A	5,055	282,019
Mohawk Industries, Inc. (b)	1,085	147,972
Newell Brands, Inc.	6,879	132,215
NVR, Inc. (b)	62	236,122
PulteGroup, Inc.	4,614	179,023
Whirlpool Corp.	1,125	165,971
		1,826,625
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	4,369	307,316
Clorox Co.	2,236	343,315
Colgate-Palmolive Co.	15,220	1,047,745
Kimberly-Clark Corp.	6,117	841,393
Procter & Gamble Co.	44,598	5,570,290
		8,110,059
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	11,600	230,840
NRG Energy, Inc.	4,496	178,716
		409,556
INDUSTRIAL CONGLOMERATES — 1.4%
3M Co.	10,279	1,813,421
Security Description	Shares	Value
General Electric Co.	155,985	$ 1,740,793
Honeywell International, Inc.	12,828	2,270,556
Roper Technologies, Inc.	1,863	659,930
		6,484,700
INSURANCE — 2.3%
Aflac, Inc.	13,140	695,106
Allstate Corp.	5,841	656,820
American International Group, Inc.	15,434	792,227
Aon PLC	4,176	869,819
Arthur J Gallagher & Co.	3,313	315,497
Assurant, Inc.	1,065	139,600
Chubb, Ltd.	8,148	1,268,318
Cincinnati Financial Corp.	2,706	284,536
Everest Re Group, Ltd.	709	196,280
Globe Life, Inc.	1,775	186,819
Hartford Financial Services Group, Inc.	6,349	385,829
Lincoln National Corp.	3,570	210,666
Loews Corp.	4,610	241,979
Marsh & McLennan Cos., Inc.	9,069	1,010,377
MetLife, Inc.	14,085	717,912
Principal Financial Group, Inc.	4,643	255,365
Progressive Corp.	10,391	752,205
Prudential Financial, Inc.	7,107	666,210
Travelers Cos., Inc.	4,631	634,215
Unum Group	3,676	107,192
Willis Towers Watson PLC	2,304	465,270
		10,852,242
INTERACTIVE MEDIA & SERVICES — 5.1%
Alphabet, Inc. Class A (b)	5,357	7,175,112
Alphabet, Inc. Class C (b)	5,344	7,145,035
Facebook, Inc. Class A (b)	43,032	8,832,318
TripAdvisor, Inc.	24	729
Twitter, Inc. (b)	13,715	439,566
		23,592,760
INTERNET & DIRECT MARKETING RETAIL — 3.5%
Amazon.com, Inc. (b)	7,448	13,762,712
Booking Holdings, Inc. (b)	754	1,548,513
eBay, Inc.	13,966	504,312
Expedia Group, Inc.	2,472	267,322
		16,082,859
IT SERVICES — 5.6%
Accenture PLC Class A	11,372	2,394,602
Akamai Technologies, Inc. (b)	2,921	252,316
Alliance Data Systems Corp.	712	79,886
Automatic Data Processing, Inc.	7,764	1,323,762
Broadridge Financial Solutions, Inc.	2,023	249,921
Cognizant Technology Solutions Corp. Class A	9,791	607,238
DXC Technology Co.	4,641	174,455
Fidelity National Information Services, Inc.	10,963	1,524,844
Fiserv, Inc. (b)	10,219	1,181,623

See accompanying notes to financial statements.
42

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
FleetCor Technologies, Inc. (b)	1,538	$ 442,513
Gartner, Inc. (b)	1,625	250,413
Global Payments, Inc.	5,367	979,800
International Business Machines Corp.	15,820	2,120,513
Jack Henry & Associates, Inc.	1,404	204,521
Leidos Holdings, Inc.	2,388	233,761
Mastercard, Inc. Class A	15,905	4,749,074
Paychex, Inc.	5,647	480,334
PayPal Holdings, Inc. (b)	21,013	2,272,976
VeriSign, Inc. (b)	1,836	353,761
Visa, Inc. Class A	30,616	5,752,746
Western Union Co. (a)	7,618	204,010
		25,833,069
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	2,330	246,071
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	5,459	465,707
Illumina, Inc. (b)	2,645	877,452
IQVIA Holdings, Inc. (b)	3,251	502,312
Mettler-Toledo International, Inc. (b)	449	356,183
PerkinElmer, Inc.	1,965	190,801
Thermo Fisher Scientific, Inc.	7,169	2,328,993
Waters Corp. (b)	1,181	275,941
		4,997,389
MACHINERY — 1.7%
Caterpillar, Inc.	9,883	1,459,521
Cummins, Inc.	2,805	501,983
Deere & Co.	5,599	970,083
Dover Corp.	2,551	294,028
Flowserve Corp.	2,353	117,109
Fortive Corp.	5,208	397,839
IDEX Corp.	1,327	228,244
Illinois Tool Works, Inc.	5,215	936,770
Ingersoll-Rand PLC	4,260	566,239
PACCAR, Inc.	6,158	487,098
Parker-Hannifin Corp.	2,280	469,270
Pentair PLC	3,034	139,170
Snap-on, Inc.	1,004	170,078
Stanley Black & Decker, Inc.	2,708	448,824
Westinghouse Air Brake Technologies Corp.	3,280	255,184
Xylem, Inc.	3,164	249,291
		7,690,731
MEDIA — 1.5%
Charter Communications, Inc. Class A (b)	2,805	1,360,649
Comcast Corp. Class A	81,177	3,650,530
Discovery, Inc. Class A (a) (b)	2,884	94,422
Discovery, Inc. Class C (b)	6,268	191,111
DISH Network Corp. Class A (b)	4,393	155,820
Fox Corp. Class A	6,206	230,056
Fox Corp. Class B	2,879	104,796
Interpublic Group of Cos., Inc.	6,869	158,674
News Corp. Class A	6,983	98,740
Security Description	Shares	Value
News Corp. Class B	2,177	$ 31,588
Omnicom Group, Inc.	3,912	316,950
ViacomCBS, Inc. Class B	9,549	400,772
		6,794,108
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	25,502	334,586
Newmont Goldcorp Corp.	14,470	628,722
Nucor Corp.	5,365	301,942
		1,265,250
MULTI-UTILITIES — 1.1%
Ameren Corp.	4,347	333,850
CenterPoint Energy, Inc.	8,929	243,494
CMS Energy Corp.	5,065	318,285
Consolidated Edison, Inc.	6,004	543,182
Dominion Energy, Inc.	14,693	1,216,874
DTE Energy Co.	3,436	446,233
NiSource, Inc.	6,535	181,934
Public Service Enterprise Group, Inc.	9,113	538,123
Sempra Energy	5,034	762,550
WEC Energy Group, Inc.	5,608	517,226
		5,101,751
MULTILINE RETAIL — 0.6%
Dollar General Corp.	4,562	711,581
Dollar Tree, Inc. (b)	4,155	390,778
Kohl's Corp.	2,846	145,004
Macy's, Inc. (a)	5,547	94,299
Nordstrom, Inc. (a)	1,880	76,948
Target Corp.	9,072	1,163,121
		2,581,731
OIL, GAS & CONSUMABLE FUELS — 0.8%
HollyFrontier Corp.	2,702	137,018
Marathon Petroleum Corp.	11,657	702,334
ONEOK, Inc.	7,374	557,991
Phillips 66	7,962	887,046
Valero Energy Corp.	7,385	691,605
Williams Cos., Inc.	21,441	508,581
		3,484,575
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	5,436	61,155
Estee Lauder Cos., Inc. Class A	3,936	812,941
		874,096
PHARMACEUTICALS — 4.8%
Allergan PLC	5,866	1,121,403
Bristol-Myers Squibb Co.	41,861	2,687,058
Eli Lilly & Co.	15,187	1,996,027
Johnson & Johnson	47,013	6,857,786
Merck & Co., Inc.	45,653	4,152,140
Mylan NV (b)	9,006	181,021
Perrigo Co. PLC	2,382	123,054
Pfizer, Inc.	98,962	3,877,331
Zoetis, Inc.	8,482	1,122,593
		22,118,413

See accompanying notes to financial statements.
43

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	2,167	$ 303,640
IHS Markit, Ltd. (b)	7,092	534,382
Nielsen Holdings PLC	6,308	128,052
Robert Half International, Inc.	2,104	132,868
Verisk Analytics, Inc.	2,878	429,801
		1,528,743
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	6,093	373,440
ROAD & RAIL — 1.0%
CSX Corp.	13,906	1,006,238
JB Hunt Transport Services, Inc.	1,513	176,688
Kansas City Southern	1,778	272,319
Norfolk Southern Corp.	4,664	905,422
Union Pacific Corp.	12,420	2,245,412
		4,606,079
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Micro Devices, Inc. (b)	19,904	912,797
Analog Devices, Inc.	6,529	775,906
Applied Materials, Inc.	16,354	998,248
Broadcom, Inc.	7,095	2,242,162
Intel Corp.	77,806	4,656,689
KLA Corp.	2,829	504,043
Lam Research Corp.	2,589	757,024
Maxim Integrated Products, Inc.	4,791	294,694
Microchip Technology, Inc. (a)	4,291	449,354
Micron Technology, Inc. (b)	19,796	1,064,629
NVIDIA Corp.	10,945	2,575,358
Qorvo, Inc. (b)	2,130	247,570
QUALCOMM, Inc.	20,418	1,801,480
Skyworks Solutions, Inc.	3,015	364,453
Texas Instruments, Inc.	16,688	2,140,904
Xilinx, Inc.	4,489	438,890
		20,224,201
SOFTWARE — 7.1%
Adobe, Inc. (b)	8,666	2,858,133
ANSYS, Inc. (b)	1,494	384,571
Autodesk, Inc. (b)	3,906	716,595
Cadence Design Systems, Inc. (b)	4,987	345,898
Citrix Systems, Inc.	2,193	243,204
Fortinet, Inc. (b)	2,502	267,114
Intuit, Inc.	4,651	1,218,236
Microsoft Corp.	136,414	21,512,488
NortonLifeLock, Inc.	10,168	259,487
Oracle Corp.	38,745	2,052,710
salesforce.com, Inc. (b)	15,860	2,579,470
Synopsys, Inc. (b)	2,694	375,005
		32,812,911
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	1,255	201,001
AutoZone, Inc. (b)	427	508,689
Security Description	Shares	Value
Best Buy Co., Inc.	4,131	$ 362,702
CarMax, Inc. (b)	3,021	264,851
Gap, Inc.	3,819	67,520
Home Depot, Inc.	19,530	4,264,961
L Brands, Inc.	4,108	74,437
Lowe's Cos., Inc.	13,793	1,651,850
O'Reilly Automotive, Inc. (b)	1,372	601,293
Ross Stores, Inc.	6,454	751,375
Tiffany & Co.	1,965	262,622
TJX Cos., Inc.	21,608	1,319,384
Tractor Supply Co.	2,159	201,737
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,053	266,556
		10,798,978
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.2%
Apple, Inc.	74,700	21,935,655
Hewlett Packard Enterprise Co.	23,136	366,937
HP, Inc.	26,239	539,212
NetApp, Inc.	4,229	263,255
Seagate Technology PLC	4,182	248,829
Western Digital Corp.	5,372	340,961
Xerox Holdings Corp.	3,468	127,865
		23,822,714
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Capri Holdings, Ltd. (b)	2,705	103,196
Hanesbrands, Inc. (a)	6,403	95,084
NIKE, Inc. Class B	22,323	2,261,543
PVH Corp.	1,299	136,590
Ralph Lauren Corp.	940	110,187
Tapestry, Inc.	5,097	137,466
Under Armour, Inc. Class A (a) (b)	3,380	73,008
Under Armour, Inc. Class C (b)	3,539	67,878
VF Corp.	5,779	575,935
		3,560,887
TOBACCO — 0.9%
Altria Group, Inc.	33,362	1,665,098
Philip Morris International, Inc.	27,746	2,360,907
		4,026,005
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	10,249	378,700
United Rentals, Inc. (b)	1,348	224,806
W.W. Grainger, Inc.	765	258,968
		862,474
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,226	396,314
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (b)	5,619	440,642
TOTAL COMMON STOCKS (Cost $364,388,221)		460,808,003

See accompanying notes to financial statements.
44

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	537,890	$ 537,944
State Street Navigator Securities Lending Portfolio II (c) (g)	180,105	180,105
TOTAL SHORT-TERM INVESTMENTS (Cost $718,049)		718,049
TOTAL INVESTMENTS — 100.0% (Cost $365,106,270)		461,526,052
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		217,669
NET ASSETS — 100.0%		$ 461,743,721

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$460,808,003	$—	$—	$460,808,003
Short-Term Investments	718,049	—	—	718,049
TOTAL INVESTMENTS	$461,526,052	$—	$—	$461,526,052
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	5,689	$318,925	$ 73,228	$ 2,621	$987	$141,666	6,728	$ 532,185	$ 6,617
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	6,179,260	5,641,249	(67)	—	537,890	537,944	2,768
State Street Institutional U.S. Government Money Market Fund, Class G Shares	555,441	555,441	1,136,437	1,691,878	—	—	—	—	1,274
State Street Navigator Securities Lending Portfolio II	—	—	3,517,908	3,337,803	—	—	180,105	180,105	322
State Street Navigator Securities Lending Portfolio III	—	—	1,281,439	1,281,439	—	—	—	—	131
Total		$874,366	$12,188,272	$11,954,990	$920	$141,666		$1,250,234	$11,112
See accompanying notes to financial statements.
45

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 46.6%
Affiliated Managers Group, Inc.	8,704	$ 737,577
Ameriprise Financial, Inc.	4,424	736,950
Ares Management Corp. Class A	21,691	774,152
Artisan Partners Asset Management, Inc. Class A	23,773	768,343
Bank of New York Mellon Corp.	14,750	742,368
BlackRock, Inc.	1,486	747,012
Blackstone Group, Inc. Class A	13,812	772,643
Blucora, Inc. (a)	23,487	613,950
Brightsphere Investment Group, Inc. (a)	42,644	435,822
Cohen & Steers, Inc.	10,858	681,448
Diamond Hill Investment Group, Inc.	1,070	150,292
Eaton Vance Corp.	15,658	731,072
Federated Investors, Inc. Class B	22,145	721,706
Focus Financial Partners, Inc. Class A (a)	16,750	493,623
Franklin Resources, Inc.	28,502	740,482
Hamilton Lane, Inc. Class A	9,975	594,510
Invesco, Ltd.	42,041	755,897
Janus Henderson Group PLC	29,785	728,243
KKR & Co., Inc. Class A	25,412	741,268
Legg Mason, Inc.	20,686	742,834
Northern Trust Corp.	6,856	728,381
SEI Investments Co.	11,258	737,174
State Street Corp. (b)	9,349	739,506
T Rowe Price Group, Inc.	6,012	732,502
Virtus Investment Partners, Inc.	4,107	499,904
Waddell & Reed Financial, Inc. Class A (c)	44,867	750,176
WisdomTree Investments, Inc.	75,984	367,763
		17,965,598
FINANCIAL EXCHANGES & DATA — 21.7%
Cboe Global Markets, Inc.	6,414	769,680
CME Group, Inc.	3,621	726,807
Donnelley Financial Solutions, Inc. (a)	13,154	137,722
FactSet Research Systems, Inc. (c)	2,731	732,727
Intercontinental Exchange, Inc.	8,060	745,953
MarketAxess Holdings, Inc.	1,981	751,017
Moody's Corp.	3,151	748,079
Morningstar, Inc.	4,989	754,886
MSCI, Inc.	2,848	735,297
Nasdaq, Inc.	7,090	759,339
S&P Global, Inc.	2,731	745,700
Tradeweb Markets, Inc. Class A	16,527	766,026
		8,373,233
INVESTMENT BANKING & BROKERAGE — 31.5%
BGC Partners, Inc. Class A	109,959	653,156
Security Description	Shares	Value
Charles Schwab Corp.	14,830	$ 705,315
Cowen, Inc. Class A (a)	14,340	225,855
E*TRADE Financial Corp.	16,407	744,386
Evercore, Inc. Class A	9,802	732,797
Goldman Sachs Group, Inc.	3,292	756,930
Houlihan Lokey, Inc.	15,549	759,880
Interactive Brokers Group, Inc. Class A (c)	15,808	736,969
INTL. FCStone, Inc. (a)	3,784	184,773
Lazard, Ltd. Class A	19,048	761,158
LPL Financial Holdings, Inc.	7,974	735,601
Moelis & Co. Class A	23,750	758,100
Morgan Stanley	14,744	753,713
Piper Jaffray Cos.	5,806	464,132
PJT Partners, Inc. Class A	6,767	305,395
Raymond James Financial, Inc.	8,151	729,188
Stifel Financial Corp.	12,029	729,559
TD Ameritrade Holding Corp.	14,229	707,181
Virtu Financial, Inc. Class A (c)	45,473	727,113
		12,171,201
TOTAL COMMON STOCKS (Cost $39,769,170)		38,510,032
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	34,067	34,070
State Street Navigator Securities Lending Portfolio II (b) (f)	179,193	179,193
TOTAL SHORT-TERM INVESTMENTS (Cost $213,262)		213,263
TOTAL INVESTMENTS — 100.4% (Cost $39,982,432)		38,723,295
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(145,580)
NET ASSETS — 100.0%		$ 38,577,715
(a)	Non-income producing security.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
46

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,510,032	$—	$—	$38,510,032
Short-Term Investments	213,263	—	—	213,263
TOTAL INVESTMENTS	$38,723,295	$—	$—	$38,723,295
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Corp.	14,146	$793,025	$ 3,629	$ 343,342	$(100,325)	$386,519	9,349	$739,506	$11,368
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	823,151	789,087	5	1	34,067	34,070	667
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,001	47,001	44,070	91,071	—	—	—	—	185
State Street Navigator Securities Lending Portfolio II	—	—	1,307,185	1,127,992	—	—	179,193	179,193	135
State Street Navigator Securities Lending Portfolio III	—	—	1,235,015	1,235,015	—	—	—	—	201
Total		$840,026	$3,413,050	$3,586,507	$(100,320)	$386,520		$952,769	$12,556
See accompanying notes to financial statements.
47

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 75.5%
Abbott Laboratories	110,520	$ 9,599,767
ABIOMED, Inc. (a)	52,479	8,952,393
AngioDynamics, Inc. (a)	264,946	4,241,785
AtriCure, Inc. (a)	201,122	6,538,476
AxoGen, Inc. (a) (b)	316,535	5,662,811
Baxter International, Inc.	113,666	9,504,751
Becton Dickinson and Co.	35,514	9,658,743
Boston Scientific Corp. (a)	211,652	9,570,903
Cantel Medical Corp. (b)	128,791	9,131,282
Cardiovascular Systems, Inc. (a)	208,716	10,141,510
CONMED Corp.	86,093	9,627,780
CryoLife, Inc. (a)	217,726	5,898,197
CryoPort, Inc. (a) (b)	578,651	9,524,596
Cutera, Inc. (a)	136,578	4,890,858
Danaher Corp.	64,058	9,831,622
DexCom, Inc. (a)	46,820	10,241,407
Edwards Lifesciences Corp. (a)	41,022	9,570,022
Glaukos Corp. (a) (b)	168,820	9,195,625
Globus Medical, Inc. Class A (a)	163,526	9,628,411
Heska Corp. (a) (b)	79,292	7,607,275
Hill-Rom Holdings, Inc.	87,142	9,893,231
Hologic, Inc. (a)	179,556	9,374,619
IDEXX Laboratories, Inc. (a)	37,620	9,823,711
Inogen, Inc. (a) (b)	134,908	9,218,264
Insulet Corp. (a)	54,332	9,301,638
Integer Holdings Corp. (a)	121,032	9,734,604
Integra LifeSciences Holdings Corp. (a)	154,599	9,010,030
Intuitive Surgical, Inc. (a)	16,464	9,732,694
iRhythm Technologies, Inc. (a) (b)	148,790	10,131,111
LeMaitre Vascular, Inc. (b)	118,635	4,264,928
LivaNova PLC (a)	125,094	9,435,840
Masimo Corp. (a)	60,933	9,631,070
Medtronic PLC	84,068	9,537,515
Mesa Laboratories, Inc. (b)	36,219	9,033,019
Natus Medical, Inc. (a)	173,320	5,717,827
Nevro Corp. (a)	87,054	10,232,327
NuVasive, Inc. (a)	125,836	9,732,156
Orthofix Medical, Inc. (a)	118,504	5,472,515
Penumbra, Inc. (a) (b)	59,901	9,839,937
ResMed, Inc.	62,119	9,626,581
STERIS PLC	62,814	9,574,110
Stryker Corp.	46,952	9,857,103
Surmodics, Inc. (a)	92,547	3,834,222
Tactile Systems Technology, Inc. (a)	141,656	9,563,197
Tandem Diabetes Care, Inc. (a) (b)	157,067	9,362,764
Teleflex, Inc.	26,518	9,982,436
Varex Imaging Corp. (a)	169,219	5,044,418
Varian Medical Systems, Inc. (a)	67,430	9,575,734
Wright Medical Group NV (a)	320,463	9,767,712
Zimmer Biomet Holdings, Inc.	64,452	9,647,175
		433,970,702
Security Description	Shares	Value
HEALTH CARE SUPPLIES — 24.5%
Align Technology, Inc. (a)	35,869	$ 10,008,886
Antares Pharma, Inc. (a)	765,323	3,597,018
Atrion Corp.	13,534	10,170,801
Avanos Medical, Inc. (a)	293,824	9,901,869
Cerus Corp. (a)	1,145,086	4,832,263
Cooper Cos., Inc.	30,113	9,675,006
DENTSPLY SIRONA, Inc.	169,269	9,578,933
Haemonetics Corp. (a)	81,788	9,397,441
ICU Medical, Inc. (a)	53,524	10,015,411
Lantheus Holdings, Inc. (a)	372,493	7,639,831
Meridian Bioscience, Inc.	310,561	3,034,181
Merit Medical Systems, Inc. (a)	319,614	9,978,349
Neogen Corp. (a)	139,625	9,111,928
OraSure Technologies, Inc. (a)	579,781	4,655,641
Quidel Corp. (a)	134,537	10,094,311
STAAR Surgical Co. (a) (b)	254,966	8,967,154
West Pharmaceutical Services, Inc.	65,200	9,801,516
		140,460,539
TOTAL COMMON STOCKS (Cost $563,081,478)		574,431,241
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	194,989	195,009
State Street Navigator Securities Lending Portfolio II (e) (f)	12,107,590	12,107,590
TOTAL SHORT-TERM INVESTMENTS (Cost $12,302,599)		12,302,599
TOTAL INVESTMENTS — 102.1% (Cost $575,384,077)		586,733,840
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(12,086,130)
NET ASSETS — 100.0%		$ 574,647,710
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
48

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$574,431,241	$—	$—	$574,431,241
Short-Term Investments	12,302,599	—	—	12,302,599
TOTAL INVESTMENTS	$586,733,840	$—	$—	$586,733,840
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 2,278,375	$ 2,083,351	$(15)	$—	194,989	$ 195,009	$ 952
State Street Institutional U.S. Government Money Market Fund, Class G Shares	189,166	189,166	250,344	439,510	—	—	—	—	600
State Street Navigator Securities Lending Portfolio II	—	—	46,467,918	34,360,328	—	—	12,107,590	12,107,590	7,092
State Street Navigator Securities Lending Portfolio III	693,265	693,265	77,353,193	78,046,458	—	—	—	—	16,869
Total		$882,431	$126,349,830	$114,929,647	$(15)	$—		$12,302,599	$25,513
See accompanying notes to financial statements.
49

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
HEALTH CARE SERVICES — 40.2%
Addus HomeCare Corp. (a)	25,051	$ 2,435,458
Amedisys, Inc. (a)	14,125	2,357,745
AMN Healthcare Services, Inc. (a)	38,440	2,395,196
BioTelemetry, Inc. (a) (b)	42,003	1,944,739
Chemed Corp.	5,209	2,288,105
Cigna Corp.	12,075	2,469,217
CorVel Corp. (a)	11,049	965,241
CVS Health Corp.	31,154	2,314,431
DaVita, Inc. (a)	31,530	2,365,696
Guardant Health, Inc. (a)	30,205	2,360,219
Laboratory Corp. of America Holdings (a)	13,762	2,328,118
LHC Group, Inc. (a)	17,427	2,400,744
MEDNAX, Inc. (a)	83,733	2,326,940
Option Care Health, Inc. (a)	174,006	649,042
Premier, Inc. Class A (a)	60,507	2,292,005
Providence Service Corp. (a)	12,946	766,144
Quest Diagnostics, Inc.	21,793	2,327,274
R1 RCM, Inc. (a)	170,685	2,215,491
RadNet, Inc. (a)	25,104	509,611
Tivity Health, Inc. (a) (b)	98,930	2,012,731
		39,724,147
HEALTH CARE DISTRIBUTORS — 17.4%
AmerisourceBergen Corp.	27,019	2,297,155
Cardinal Health, Inc.	42,725	2,161,030
Covetrus, Inc. (a) (b)	175,948	2,322,514
Henry Schein, Inc. (a)	33,473	2,233,319
McKesson Corp.	16,306	2,255,446
Owens & Minor, Inc.	363,604	1,879,833
Patterson Cos., Inc. (b)	110,169	2,256,261
PetIQ, Inc. (a) (b)	73,869	1,850,418
		17,255,976
HEALTH CARE FACILITIES — 21.9%
Acadia Healthcare Co., Inc. (a)	71,465	2,374,067
Brookdale Senior Living, Inc. (a)	296,325	2,154,283
Encompass Health Corp.	32,570	2,256,124
Ensign Group, Inc.	46,034	2,088,563
Hanger, Inc. (a)	32,582	899,589
HCA Healthcare, Inc.	16,048	2,372,055
National HealthCare Corp.	5,817	502,763
Select Medical Holdings Corp. (a)	59,271	1,383,385
Tenet Healthcare Corp. (a)	61,912	2,354,513
The Pennant Group, Inc. (a)	24,754	818,615
Universal Health Services, Inc. Class B	15,884	2,278,719
Security Description	Shares	Value
US Physical Therapy, Inc.	19,099	$ 2,183,971
		21,666,647
MANAGED HEALTH CARE — 20.2%
Anthem, Inc.	8,069	2,437,080
Centene Corp. (a)	39,726	2,497,574
HealthEquity, Inc. (a)	32,083	2,376,388
Humana, Inc.	6,492	2,379,448
Magellan Health, Inc. (a)	27,497	2,151,640
Molina Healthcare, Inc. (a)	17,698	2,401,442
Triple-S Management Corp. Class B (a)	53,004	980,044
UnitedHealth Group, Inc.	8,030	2,360,659
WellCare Health Plans, Inc. (a)	7,336	2,422,420
		20,006,695
TOTAL COMMON STOCKS (Cost $95,868,351)		98,653,465
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	289,463	289,492
State Street Navigator Securities Lending Portfolio II (e) (f)	4,887,625	4,887,625
TOTAL SHORT-TERM INVESTMENTS (Cost $5,177,117)		5,177,117
TOTAL INVESTMENTS — 104.9% (Cost $101,045,468)		103,830,582
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(4,869,967)
NET ASSETS — 100.0%		$ 98,960,615
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
50

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$ 98,653,465	$—	$—	$ 98,653,465
Short-Term Investments	5,177,117	—	—	5,177,117
TOTAL INVESTMENTS	$103,830,582	$—	$—	$103,830,582
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 4,670,058	$ 4,380,515	$(51)	$—	289,463	$ 289,492	$2,390
State Street Institutional U.S. Government Money Market Fund, Class G Shares	286,438	286,438	107,745	394,183	—	—	—	—	537
State Street Navigator Securities Lending Portfolio II	—	—	10,453,879	5,566,254	—	—	4,887,625	4,887,625	2,169
State Street Navigator Securities Lending Portfolio III	1,155,133	1,155,133	10,561,909	11,717,042	—	—	—	—	1,251
Total		$1,441,571	$25,793,591	$22,057,994	$(51)	$—		$5,177,117	$6,347
See accompanying notes to financial statements.
51

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
INSURANCE BROKERS — 11.1%
Aon PLC	96,950	$ 20,193,716
Arthur J Gallagher & Co.	211,676	20,157,905
Brown & Brown, Inc.	514,470	20,311,276
Marsh & McLennan Cos., Inc.	180,835	20,146,827
Willis Towers Watson PLC	99,965	20,186,932
		100,996,656
LIFE & HEALTH INSURANCE — 25.0%
Aflac, Inc.	375,995	19,890,136
American Equity Investment Life Holding Co.	325,033	9,728,238
Athene Holding, Ltd. Class A (a)	441,146	20,747,096
Brighthouse Financial, Inc. (a)	473,864	18,589,685
CNO Financial Group, Inc.	766,725	13,900,724
Genworth Financial, Inc. Class A (a)	1,910,882	8,407,881
Globe Life, Inc.	189,257	19,919,299
Lincoln National Corp.	334,775	19,755,073
MetLife, Inc.	396,427	20,205,884
Primerica, Inc.	125,721	16,414,134
Principal Financial Group, Inc.	368,311	20,257,105
Prudential Financial, Inc.	212,416	19,911,876
Unum Group	659,034	19,217,431
		226,944,562
MULTI-LINE INSURANCE — 8.8%
American Financial Group, Inc.	182,087	19,965,840
American International Group, Inc.	387,519	19,891,350
Assurant, Inc.	153,480	20,118,158
Hartford Financial Services Group, Inc.	327,406	19,896,463
		79,871,811
PROPERTY & CASUALTY INSURANCE — 45.9%
Allstate Corp.	182,233	20,492,101
Arch Capital Group, Ltd. (a)	478,920	20,540,879
Argo Group International Holdings, Ltd.	109,109	7,173,917
Assured Guaranty, Ltd.	398,478	19,533,392
Axis Capital Holdings, Ltd.	339,435	20,176,016
Chubb, Ltd.	129,291	20,125,437
Cincinnati Financial Corp.	189,619	19,938,438
Erie Indemnity Co. Class A (b)	118,456	19,663,696
Fidelity National Financial, Inc.	424,826	19,265,859
First American Financial Corp.	329,117	19,194,103
Hanover Insurance Group, Inc.	147,013	20,092,267
Kemper Corp.	237,452	18,402,530
Kinsale Capital Group, Inc.	128,145	13,027,221
Loews Corp.	395,100	20,738,799
Security Description	Shares	Value
Markel Corp. (a)	17,580	$ 20,096,929
Mercury General Corp.	157,021	7,651,633
Old Republic International Corp.	891,367	19,939,880
ProAssurance Corp.	184,200	6,656,988
Progressive Corp.	277,058	20,056,229
RLI Corp.	104,566	9,413,031
Selective Insurance Group, Inc.	293,639	19,142,326
Travelers Cos., Inc.	147,410	20,187,799
White Mountains Insurance Group, Ltd.	13,810	15,405,193
WR Berkley Corp.	287,397	19,859,133
		416,773,796
REINSURANCE — 8.9%
Alleghany Corp. (a)	25,166	20,121,978
Everest Re Group, Ltd.	72,771	20,145,924
Reinsurance Group of America, Inc.	121,426	19,799,723
RenaissanceRe Holdings, Ltd.	102,832	20,157,129
		80,224,754
TOTAL COMMON STOCKS (Cost $872,443,814)		904,811,579
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	2,184,734	2,184,952
State Street Navigator Securities Lending Portfolio II (e) (f)	566,639	566,639
TOTAL SHORT-TERM INVESTMENTS (Cost $2,751,556)		2,751,591
TOTAL INVESTMENTS — 100.0% (Cost $875,195,370)		907,563,170
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(g)		(180,609)
NET ASSETS — 100.0%		$ 907,382,561
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
52

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$904,811,579	$—	$—	$904,811,579
Short-Term Investments	2,751,591	—	—	2,751,591
TOTAL INVESTMENTS	$907,563,170	$—	$—	$907,563,170
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$14,031,321	$11,846,361	$(43)	$35	2,184,734	$2,184,952	$15,109
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,110,898	2,110,898	1,576,062	3,686,960	—	—	—	—	3,692
State Street Navigator Securities Lending Portfolio II	—	—	8,589,657	8,023,018	—	—	566,639	566,639	493
State Street Navigator Securities Lending Portfolio III	—	—	16,788,777	16,788,777	—	—	—	—	1,864
Total		$2,110,898	$40,985,817	$40,345,116	$(43)	$35		$2,751,591	$21,158
See accompanying notes to financial statements.
53

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTERACTIVE MEDIA & SERVICES — 41.5%
Alphabet, Inc. Class C (a)	380	$ 508,068
ANGI Homeservices, Inc. Class A (a) (b)	54,171	458,828
Cargurus, Inc. (a) (b)	13,782	484,851
Cars.com, Inc. (a)	33,946	414,820
Eventbrite, Inc. Class A (a)	21,619	436,055
Facebook, Inc. Class A (a)	2,642	542,270
IAC/InterActiveCorp (a)	2,283	568,718
Liberty TripAdvisor Holdings, Inc. Class A (a)	18,626	136,901
Match Group, Inc. (a) (b)	7,132	585,609
Pinterest, Inc. Class A (a)	29,389	547,811
QuinStreet, Inc. (a)	17,361	265,797
Snap, Inc. Class A (a)	33,985	554,975
TripAdvisor, Inc.	17,533	532,653
TrueCar, Inc. (a) (b)	29,614	140,666
Twitter, Inc. (a)	16,875	540,844
Yelp, Inc. (a)	15,286	532,411
Zillow Group, Inc. Class C (a) (b)	12,132	557,344
		7,808,621
INTERNET & DIRECT MARKETING RETAIL — 39.2%
1-800-Flowers.com, Inc. Class A (a)	10,720	155,440
Amazon.com, Inc. (a)	291	537,722
Booking Holdings, Inc. (a)	260	533,970
Chewy, Inc. Class A (a)	18,147	526,263
eBay, Inc.	14,454	521,934
Etsy, Inc. (a)	12,127	537,226
Expedia Group, Inc.	4,548	491,821
Groupon, Inc. (a)	161,051	384,912
GrubHub, Inc. (a) (b)	11,778	572,882
PetMed Express, Inc.	18,451	433,968
Quotient Technology, Inc. (a)	14,471	142,684
Qurate Retail, Inc. Class A (a)	62,770	529,151
Rubicon Project, Inc. (a)	26,245	214,159
Shutterstock, Inc. (a)	6,097	261,439
Stamps.com, Inc. (a)	6,168	515,151
Stitch Fix, Inc. Class A (a)	19,823	508,658
Wayfair, Inc. Class A (a) (b)	5,703	515,380
		7,382,760
Security Description	Shares	Value
INTERNET SERVICES & INFRASTRUCTURE — 19.1%
Akamai Technologies, Inc. (a)	6,055	$ 523,031
Endurance International Group Holdings, Inc. (a)	15,041	70,693
GoDaddy, Inc. Class A (a)	7,626	517,958
MongoDB, Inc. (a) (b)	3,994	525,650
Okta, Inc. (a)	4,395	507,051
Switch, Inc. Class A (b)	28,055	415,775
Twilio, Inc. Class A (a) (b)	5,234	514,398
VeriSign, Inc. (a)	2,678	515,997
		3,590,553
TOTAL COMMON STOCKS (Cost $21,917,846)		18,781,934
SHORT-TERM INVESTMENTS — 15.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	35,123	35,126
State Street Navigator Securities Lending Portfolio II (e) (f)	2,836,533	2,836,533
TOTAL SHORT-TERM INVESTMENTS (Cost $2,871,659)		2,871,659
TOTAL INVESTMENTS — 115.1% (Cost $24,789,505)		21,653,593
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.1)%		(2,834,446)
NET ASSETS — 100.0%		$ 18,819,147
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
54

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$18,781,934	$—	$—	$18,781,934
Short-Term Investments	2,871,659	—	—	2,871,659
TOTAL INVESTMENTS	$21,653,593	$—	$—	$21,653,593
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 935,276	$ 900,149	$ (1)	$—	35,123	$ 35,126	$ 553
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,294	119,294	31,195	150,489	—	—	—	—	190
State Street Navigator Securities Lending Portfolio II	—	—	10,092,312	7,255,779	—	—	2,836,533	2,836,533	16,645
State Street Navigator Securities Lending Portfolio III	1,990,374	1,990,374	17,200,036	19,190,410	—	—	—	—	32,274
Total		$2,109,668	$28,258,819	$27,496,827	$ (1)	$—		$2,871,659	$49,662
See accompanying notes to financial statements.
55

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ALUMINUM — 8.0%
Alcoa Corp. (a)	1,256,088	$ 27,018,453
Kaiser Aluminum Corp.	175,891	19,504,553
		46,523,006
COAL & CONSUMABLE FUELS — 10.1%
Arch Coal, Inc. Class A (b)	351,146	25,191,214
CONSOL Energy, Inc. (a)	699,012	10,142,664
Peabody Energy Corp.	2,573,159	23,467,210
		58,801,088
COPPER — 4.6%
Freeport-McMoRan, Inc.	2,019,368	26,494,108
DIVERSIFIED METALS & MINING — 6.3%
Compass Minerals International, Inc. (b)	410,252	25,008,962
Materion Corp.	195,297	11,610,407
		36,619,369
GOLD — 16.5%
Coeur Mining, Inc. (a)	3,574,787	28,884,279
McEwen Mining, Inc. (a) (b)	9,728,330	12,354,979
Newmont Goldcorp Corp.	629,450	27,349,603
Royal Gold, Inc.	224,373	27,429,599
		96,018,460
SILVER — 5.0%
Hecla Mining Co.	8,520,987	28,886,146
STEEL — 49.3%
AK Steel Holding Corp. (a) (b)	7,576,993	24,928,307
Allegheny Technologies, Inc. (a) (b)	1,165,969	24,088,919
Carpenter Technology Corp.	434,150	21,611,987
Cleveland-Cliffs, Inc. (b)	3,014,917	25,325,303
Commercial Metals Co.	1,173,351	26,130,527
Haynes International, Inc.	125,005	4,472,679
Nucor Corp.	460,228	25,901,632
Reliance Steel & Aluminum Co.	217,014	25,989,596
Schnitzer Steel Industries, Inc. Class A	392,554	8,510,571
Security Description	Shares	Value
Steel Dynamics, Inc.	749,374	$ 25,508,691
SunCoke Energy, Inc.	1,933,051	12,042,908
United States Steel Corp. (b)	1,895,586	21,628,636
Warrior Met Coal, Inc.	1,287,215	27,198,853
Worthington Industries, Inc.	315,729	13,317,449
		286,656,058
TOTAL COMMON STOCKS (Cost $703,689,449)		579,998,235
SHORT-TERM INVESTMENTS — 8.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	513,875	513,926
State Street Navigator Securities Lending Portfolio II (e) (f)	46,993,573	46,993,573
TOTAL SHORT-TERM INVESTMENTS (Cost $47,507,494)		47,507,499
TOTAL INVESTMENTS — 108.0% (Cost $751,196,943)		627,505,734
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(46,746,162)
NET ASSETS — 100.0%		$ 580,759,572
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$579,998,235	$—	$—	$579,998,235
Short-Term Investments	47,507,499	—	—	47,507,499
TOTAL INVESTMENTS	$627,505,734	$—	$—	$627,505,734
See accompanying notes to financial statements.
56

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 6,973,727	$ 6,459,785	$(21)	$ 5	513,875	$ 513,926	$ 7,502
State Street Institutional U.S. Government Money Market Fund, Class G Shares	175,963	175,963	983,040	1,159,003	—	—	—	—	1,464
State Street Navigator Securities Lending Portfolio II	—	—	112,416,326	65,422,753	—	—	46,993,573	46,993,573	92,807
State Street Navigator Securities Lending Portfolio III	16,696,772	16,696,772	96,307,106	113,003,878	—	—	—	—	93,047
Total		$16,872,735	$216,680,199	$186,045,419	$(21)	$ 5		$47,507,499	$194,820
See accompanying notes to financial statements.
57

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 28.5%
Diamond Offshore Drilling, Inc. (a) (b)	1,211,705	$ 8,712,159
Helmerich & Payne, Inc.	184,677	8,389,876
Nabors Industries, Ltd.	3,146,994	9,063,343
Patterson-UTI Energy, Inc.	773,440	8,121,120
Transocean, Ltd. (a) (b)	1,276,365	8,781,391
Valaris PLC (b)	1,458,362	9,566,855
		52,634,744
OIL & GAS EQUIPMENT & SERVICES — 71.3%
Apergy Corp. (a)	268,781	9,079,422
Archrock, Inc.	350,020	3,514,201
Baker Hughes Co.	328,810	8,427,400
Cactus, Inc. Class A	173,647	5,959,565
Core Laboratories NV (b)	173,542	6,537,327
DMC Global, Inc. (b)	108,513	4,876,574
Dril-Quip, Inc. (a)	155,500	7,294,505
Frank's International NV (a)	194,141	1,003,709
Halliburton Co.	324,013	7,928,598
Helix Energy Solutions Group, Inc. (a)	462,847	4,457,217
Liberty Oilfield Services, Inc. Class A (b)	411,288	4,573,523
Matrix Service Co. (a)	69,675	1,594,164
National Oilwell Varco, Inc.	326,601	8,181,355
Newpark Resources, Inc. (a)	311,867	1,955,406
NexTier Oilfield Solutions, Inc. (a)	757,050	5,072,235
Oceaneering International, Inc. (a)	516,237	7,697,094
Oil States International, Inc. (a)	197,822	3,226,477
ProPetro Holding Corp. (a)	777,310	8,744,737
Schlumberger, Ltd.	199,310	8,012,262
SEACOR Holdings, Inc. (a)	47,861	2,065,202
Select Energy Services, Inc. Class A (a)	173,604	1,611,045
Security Description	Shares	Value
Solaris Oilfield Infrastructure, Inc. Class A (b)	182,657	$ 2,557,198
TechnipFMC PLC	388,655	8,332,763
Tidewater, Inc. (a) (b)	74,718	1,440,563
US Silica Holdings, Inc. (b)	1,263,166	7,768,471
		131,911,013
TOTAL COMMON STOCKS (Cost $245,556,454)		184,545,757
SHORT-TERM INVESTMENTS — 13.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	97,604	97,614
State Street Navigator Securities Lending Portfolio II (e) (f)	25,667,067	25,667,067
TOTAL SHORT-TERM INVESTMENTS (Cost $25,764,679)		25,764,681
TOTAL INVESTMENTS — 113.7% (Cost $271,321,133)		210,310,438
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.7)%		(25,355,821)
NET ASSETS — 100.0%		$ 184,954,617
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$184,545,757	$—	$—	$184,545,757
Short-Term Investments	25,764,681	—	—	25,764,681
TOTAL INVESTMENTS	$210,310,438	$—	$—	$210,310,438
See accompanying notes to financial statements.
58

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 4,422,023	$ 4,324,435	$24	$ 2	97,604	$ 97,614	$ 1,290
State Street Institutional U.S. Government Money Market Fund, Class G Shares	147,149	147,149	271,886	419,035	—	—	—	—	712
State Street Navigator Securities Lending Portfolio II	—	—	51,665,050	25,997,983	—	—	25,667,067	25,667,067	133,369
State Street Navigator Securities Lending Portfolio III	17,160,423	17,160,423	45,024,251	62,184,674	—	—	—	—	26,847
Total		$17,307,572	$101,383,210	$92,926,127	$24	$ 2		$25,764,681	$162,218
See accompanying notes to financial statements.
59

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aerie Pharmaceuticals, Inc. (a) (b)	318,419	$ 7,696,187
Allergan PLC	52,528	10,041,778
Amphastar Pharmaceuticals, Inc. (a)	56,903	1,097,659
ANI Pharmaceuticals, Inc. (a)	46,185	2,848,229
Arvinas Holding Co. LLC (a)	43,116	1,771,636
Axsome Therapeutics, Inc. (a) (b)	110,396	11,410,531
BioDelivery Sciences International, Inc. (a)	159,489	1,007,971
Bristol-Myers Squibb Co.	155,018	9,950,605
Cara Therapeutics, Inc. (a) (b)	196,036	3,158,140
Catalent, Inc. (a)	171,195	9,638,279
Collegium Pharmaceutical, Inc. (a)	60,892	1,253,157
Corcept Therapeutics, Inc. (a) (b)	207,640	2,512,444
Elanco Animal Health, Inc. (a)	356,128	10,487,970
Eli Lilly & Co.	81,406	10,699,191
Endo International PLC (a)	1,775,958	8,329,243
Horizon Therapeutics PLC (a)	294,000	10,642,800
Innoviva, Inc. (a)	132,589	1,877,460
Intersect ENT, Inc. (a)	74,458	1,854,004
Intra-Cellular Therapies, Inc. (a) (b)	157,291	5,396,654
Jazz Pharmaceuticals PLC (a)	66,900	9,986,832
Johnson & Johnson	69,976	10,207,399
Merck & Co., Inc.	110,924	10,088,538
Mylan NV (a)	516,888	10,389,449
MyoKardia, Inc. (a) (b)	69,179	5,042,111
Nektar Therapeutics (a) (b)	465,126	10,039,745
Omeros Corp. (a) (b)	127,703	1,799,335
Pacira BioSciences, Inc. (a)	119,200	5,399,760
Perrigo Co. PLC	183,445	9,476,769
Pfizer, Inc.	258,108	10,112,671
Phibro Animal Health Corp. Class A	47,862	1,188,414
Prestige Consumer Healthcare, Inc. (a) (b)	79,782	3,231,171
Reata Pharmaceuticals, Inc. Class A (a) (b)	47,851	9,782,180
Security Description	Shares	Value
Revance Therapeutics, Inc. (a) (b)	88,910	$ 1,443,009
Supernus Pharmaceuticals, Inc. (a)	163,151	3,869,942
TherapeuticsMD, Inc. (a) (b)	1,103,802	2,671,201
Theravance Biopharma, Inc. (a) (b)	54,833	1,419,626
Tricida, Inc. (a) (b)	50,961	1,923,268
WaVe Life Sciences, Ltd. (a) (b)	34,454	276,149
Zoetis, Inc.	79,495	10,521,163
Zogenix, Inc. (a) (b)	93,205	4,858,777
TOTAL COMMON STOCKS (Cost $253,361,048)		235,401,447
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	163,779	163,795
State Street Navigator Securities Lending Portfolio II (e) (f)	15,520,461	15,520,461
TOTAL SHORT-TERM INVESTMENTS (Cost $15,684,256)		15,684,256
TOTAL INVESTMENTS — 106.6% (Cost $269,045,304)		251,085,703
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(15,506,267)
NET ASSETS — 100.0%		$ 235,579,436
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$235,401,447	$—	$—	$235,401,447
Short-Term Investments	15,684,256	—	—	15,684,256
TOTAL INVESTMENTS	$251,085,703	$—	$—	$251,085,703
See accompanying notes to financial statements.
60

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 3,850,854	$ 3,687,046	$(13)	$—	163,779	$ 163,795	$ 2,351
State Street Institutional U.S. Government Money Market Fund, Class G Shares	234,121	234,121	193,805	427,926	—	—	—	—	808
State Street Navigator Securities Lending Portfolio II	—	—	27,178,113	11,657,652	—	—	15,520,461	15,520,461	25,918
State Street Navigator Securities Lending Portfolio III	3,760,406	3,760,406	43,683,085	47,443,491	—	—	—	—	166,778
Total		$3,994,527	$74,905,857	$63,216,115	$(13)	$—		$15,684,256	$195,855
See accompanying notes to financial statements.
61

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
APPAREL RETAIL — 21.8%
Abercrombie & Fitch Co. Class A	178,042	$ 3,078,346
American Eagle Outfitters, Inc.	206,336	3,033,139
Boot Barn Holdings, Inc. (a)	69,394	3,090,115
Buckle, Inc. (b)	89,879	2,430,328
Burlington Stores, Inc. (a)	13,205	3,011,136
Caleres, Inc.	103,641	2,461,474
Cato Corp. Class A	31,800	553,320
Chico's FAS, Inc.	456,670	1,739,913
Children's Place, Inc. (b)	55,107	3,445,290
Designer Brands, Inc. Class A (b)	198,337	3,121,825
Foot Locker, Inc.	80,386	3,134,250
Gap, Inc.	178,734	3,160,017
Genesco, Inc. (a)	49,678	2,380,570
Guess?, Inc.	150,253	3,362,662
L Brands, Inc. (b)	168,586	3,054,778
Ross Stores, Inc.	25,839	3,008,176
TJX Cos., Inc.	49,466	3,020,394
Urban Outfitters, Inc. (a) (b)	111,555	3,097,882
Zumiez, Inc. (a)	84,428	2,916,143
		53,099,758
AUTOMOTIVE RETAIL — 15.8%
Advance Auto Parts, Inc.	19,218	3,077,955
America's Car-Mart, Inc. (a)	15,125	1,658,607
Asbury Automotive Group, Inc. (a)	25,568	2,858,247
AutoNation, Inc. (a)	59,774	2,906,810
AutoZone, Inc. (a)	2,412	2,873,440
CarMax, Inc. (a)	30,485	2,672,620
Carvana Co. (a)	32,468	2,988,679
Group 1 Automotive, Inc.	28,253	2,825,300
Lithia Motors, Inc. Class A	18,975	2,789,325
Monro, Inc.	37,717	2,949,469
Murphy USA, Inc. (a)	25,581	2,992,977
O'Reilly Automotive, Inc. (a)	6,758	2,961,761
Penske Automotive Group, Inc. (b)	57,404	2,882,829
Sonic Automotive, Inc. Class A	63,917	1,981,427
		38,419,446
COMPUTER & ELECTRONICS RETAIL — 4.8%
Best Buy Co., Inc.	35,207	3,091,175
Conn's, Inc. (a) (b)	182,331	2,259,081
GameStop Corp. Class A (b)	547,433	3,328,393
Rent-A-Center, Inc.	106,560	3,073,190
		11,751,839
DEPARTMENT STORES — 5.3%
Dillard's, Inc. Class A (b)	43,294	3,181,243
Kohl's Corp.	61,770	3,147,182
Macy's, Inc. (b)	196,521	3,340,857
Security Description	Shares	Value
Nordstrom, Inc. (b)	77,759	$ 3,182,676
		12,851,958
DRUG RETAIL — 3.7%
Rite Aid Corp. (a) (b)	394,125	6,097,114
Walgreens Boots Alliance, Inc.	51,594	3,041,982
		9,139,096
FOOD RETAIL — 5.6%
Casey's General Stores, Inc.	19,405	3,085,201
Grocery Outlet Holding Corp. (a)	96,472	3,130,516
Ingles Markets, Inc. Class A	15,020	713,600
Kroger Co.	106,220	3,079,318
Sprouts Farmers Market, Inc. (a)	152,096	2,943,058
Weis Markets, Inc.	16,603	672,255
		13,623,948
GENERAL MERCHANDISE STORES — 6.2%
Big Lots, Inc. (b)	111,667	3,207,076
Dollar General Corp.	19,303	3,010,882
Dollar Tree, Inc. (a)	31,887	2,998,973
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	43,255	2,824,984
Target Corp.	23,447	3,006,140
		15,048,055
HYPERMARKETS & SUPER CENTERS — 4.6%
BJ's Wholesale Club Holdings, Inc. (a) (b)	126,414	2,874,654
Costco Wholesale Corp.	10,215	3,002,393
PriceSmart, Inc.	34,675	2,462,619
Walmart, Inc.	24,812	2,948,658
		11,288,324
INTERNET & DIRECT MARKETING RETAIL — 17.9%
1-800-Flowers.com, Inc. Class A (a)	67,490	978,605
Amazon.com, Inc. (a)	1,695	3,132,089
Booking Holdings, Inc. (a)	1,517	3,115,508
Chewy, Inc. Class A (a)	105,538	3,060,602
eBay, Inc.	84,050	3,035,046
Etsy, Inc. (a)	70,505	3,123,371
Expedia Group, Inc.	26,475	2,863,007
Groupon, Inc. (a) (b)	1,014,474	2,424,593
GrubHub, Inc. (a) (b)	68,472	3,330,478
PetMed Express, Inc. (b)	116,242	2,734,012
Quotient Technology, Inc. (a)	91,167	898,907
Qurate Retail, Inc. Class A (a)	365,139	3,078,122
Rubicon Project, Inc. (a)	165,315	1,348,970
Shutterstock, Inc. (a)	38,374	1,645,477
Stamps.com, Inc. (a)	35,920	3,000,038
Stitch Fix, Inc. Class A (a) (b)	115,297	2,958,521
Wayfair, Inc. Class A (a) (b)	33,190	2,999,380
		43,726,726

See accompanying notes to financial statements.
62

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SPECIALTY STORES — 14.1%
Dick's Sporting Goods, Inc. (b)	62,257	$ 3,081,099
Five Below, Inc. (a)	24,083	3,079,253
Hibbett Sports, Inc. (a)	101,284	2,840,003
MarineMax, Inc. (a)	31,457	525,017
Michaels Cos., Inc. (a) (b)	464,704	3,759,455
National Vision Holdings, Inc. (a)	94,638	3,069,110
Office Depot, Inc.	1,092,067	2,992,264
Sally Beauty Holdings, Inc. (a) (b)	166,344	3,035,778
Signet Jewelers, Ltd. (b)	148,475	3,227,847
Tiffany & Co.	22,331	2,984,538
Tractor Supply Co.	31,411	2,935,044
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,774	2,980,470
		34,509,878
TOTAL COMMON STOCKS (Cost $273,635,845)		243,459,028
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	228,172	228,194
State Street Navigator Securities Lending Portfolio II (e) (f)	18,231,442	18,231,442
TOTAL SHORT-TERM INVESTMENTS (Cost $18,459,624)		18,459,636
TOTAL INVESTMENTS — 107.4% (Cost $292,095,469)		261,918,664
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(17,941,531)
NET ASSETS — 100.0%		$ 243,977,133

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$243,459,028	$—	$—	$243,459,028
Short-Term Investments	18,459,636	—	—	18,459,636
TOTAL INVESTMENTS	$261,918,664	$—	$—	$261,918,664
See accompanying notes to financial statements.
63

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 58,416,067	$ 58,187,850	$(35)	$12	228,172	$ 228,194	$ 7,909
State Street Institutional U.S. Government Money Market Fund, Class G Shares	658,052	658,052	849,546	1,507,598	—	—	—	—	1,231
State Street Navigator Securities Lending Portfolio II	—	—	64,965,290	46,733,848	—	—	18,231,442	18,231,442	232,277
State Street Navigator Securities Lending Portfolio III	11,554,461	11,554,461	80,346,442	91,900,903	—	—	—	—	376,608
Total		$12,212,513	$204,577,345	$198,330,199	$(35)	$12		$18,459,636	$618,025
See accompanying notes to financial statements.
64

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
SEMICONDUCTORS — 99.8%
Advanced Micro Devices, Inc. (a)	367,753	$ 16,865,153
Ambarella, Inc. (a)	275,276	16,670,715
Analog Devices, Inc.	127,380	15,137,839
Broadcom, Inc.	47,946	15,151,895
CEVA, Inc. (a)	87,630	2,362,505
Cirrus Logic, Inc. (a)	196,698	16,209,882
Cree, Inc. (a)	333,554	15,393,517
Cypress Semiconductor Corp.	647,266	15,100,716
Diodes, Inc. (a)	239,138	13,480,209
First Solar, Inc. (a) (b)	275,223	15,401,479
Impinj, Inc. (a) (b)	249,955	6,463,836
Inphi Corp. (a)	203,495	15,062,700
Intel Corp.	261,888	15,673,997
Lattice Semiconductor Corp. (a)	789,351	15,108,178
MACOM Technology Solutions Holdings, Inc. (a) (b)	342,450	9,109,170
Marvell Technology Group, Ltd.	588,384	15,627,479
Maxim Integrated Products, Inc.	253,935	15,619,542
MaxLinear, Inc. (a) (b)	405,537	8,605,495
Microchip Technology, Inc. (b)	148,245	15,524,216
Micron Technology, Inc. (a)	295,576	15,896,077
Monolithic Power Systems, Inc.	86,678	15,430,418
NVIDIA Corp.	67,557	15,896,162
ON Semiconductor Corp. (a)	654,254	15,950,712
Power Integrations, Inc.	148,345	14,672,804
Qorvo, Inc. (a)	133,475	15,513,799
QUALCOMM, Inc.	172,260	15,198,500
Rambus, Inc. (a)	523,943	7,217,315
Semtech Corp. (a)	315,380	16,683,602
Silicon Laboratories, Inc. (a)	133,984	15,539,464
Skyworks Solutions, Inc.	135,325	16,358,086
SMART Global Holdings, Inc. (a)	188,105	7,136,704
SunPower Corp. (a) (b)	1,972,950	15,389,010
Synaptics, Inc. (a) (b)	236,455	15,551,645
Security Description	Shares	Value
Texas Instruments, Inc.	119,520	$ 15,333,221
Universal Display Corp.	77,996	16,072,636
Xilinx, Inc.	157,248	15,374,137
TOTAL COMMON STOCKS (Cost $456,388,495)		507,782,815
SHORT-TERM INVESTMENTS — 3.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	663,029	663,095
State Street Navigator Securities Lending Portfolio II (e) (f)	18,517,363	18,517,363
TOTAL SHORT-TERM INVESTMENTS (Cost $19,180,458)		19,180,458
TOTAL INVESTMENTS — 103.6% (Cost $475,568,953)		526,963,273
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(18,508,741)
NET ASSETS — 100.0%		$ 508,454,532
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$507,782,815	$—	$—	$507,782,815
Short-Term Investments	19,180,458	—	—	19,180,458
TOTAL INVESTMENTS	$526,963,273	$—	$—	$526,963,273
See accompanying notes to financial statements.
65

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 12,052,591	$ 11,389,435	$(61)	$—	663,029	$ 663,095	$ 3,060
State Street Institutional U.S. Government Money Market Fund, Class G Shares	293,646	293,646	268,374	562,020	—	—	—	—	1,082
State Street Navigator Securities Lending Portfolio II	—	—	46,846,456	28,329,093	—	—	18,517,363	18,517,363	8,032
State Street Navigator Securities Lending Portfolio III	6,434,582	6,434,582	71,842,961	78,277,543	—	—	—	—	16,320
Total		$6,728,228	$131,010,382	$118,558,091	$(61)	$—		$19,180,458	$28,494
See accompanying notes to financial statements.
66

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 51.5%
2U, Inc. (a) (b)	63,836	$ 1,531,426
8x8, Inc. (a)	81,162	1,485,265
ACI Worldwide, Inc. (a)	38,231	1,448,381
Adobe, Inc. (a)	4,383	1,445,557
Agilysys, Inc. (a)	57,278	1,455,434
Alarm.com Holdings, Inc. (a)	32,859	1,411,951
Altair Engineering, Inc. Class A (a) (b)	40,998	1,472,238
Alteryx, Inc. Class A (a) (b)	14,587	1,459,721
Anaplan, Inc. (a)	26,907	1,409,927
ANSYS, Inc. (a)	5,489	1,412,923
Appfolio, Inc. Class A (a) (b)	13,075	1,437,596
Aspen Technology, Inc. (a)	11,699	1,414,760
Autodesk, Inc. (a)	7,769	1,425,301
Avalara, Inc. (a)	19,164	1,403,763
Avaya Holdings Corp. (a) (b)	121,074	1,634,499
Benefitfocus, Inc. (a) (b)	71,703	1,573,164
Blackbaud, Inc.	17,782	1,415,447
Blackline, Inc. (a)	27,972	1,442,236
Bottomline Technologies DE, Inc. (a)	26,690	1,430,584
Box, Inc. Class A (a)	82,361	1,382,018
Cadence Design Systems, Inc. (a)	20,518	1,423,128
CDK Global, Inc.	25,357	1,386,521
Cerence, Inc. (a)	84,356	1,908,976
Ceridian HCM Holding, Inc. (a) (b)	22,292	1,513,181
Cision, Ltd. (a)	139,914	1,394,943
Citrix Systems, Inc.	12,630	1,400,667
Cloudera, Inc. (a) (b)	126,228	1,468,032
Cornerstone OnDemand, Inc. (a)	24,826	1,453,562
Coupa Software, Inc. (a) (b)	9,922	1,451,093
Digimarc Corp. (a) (b)	40,758	1,367,838
Digital Turbine, Inc. (a)	189,857	1,353,680
DocuSign, Inc. (a)	18,904	1,400,975
Dropbox, Inc. Class A (a)	82,950	1,485,635
Dynatrace, Inc. (a)	57,205	1,447,287
Ebix, Inc. (b)	42,461	1,418,622
Elastic NV (a) (b)	22,419	1,441,542
Envestnet, Inc. (a) (b)	19,922	1,387,169
Everbridge, Inc. (a) (b)	17,363	1,355,703
Fair Isaac Corp. (a)	3,905	1,463,125
Five9, Inc. (a)	21,120	1,385,050
Guidewire Software, Inc. (a)	13,307	1,460,709
HubSpot, Inc. (a)	9,228	1,462,638
Instructure, Inc. (a)	29,034	1,399,729
Intuit, Inc.	5,367	1,405,778
j2 Global, Inc. (b)	14,853	1,391,875
LivePerson, Inc. (a) (b)	36,846	1,363,302
LogMeIn, Inc.	16,891	1,448,234
Manhattan Associates, Inc. (a)	18,111	1,444,352
Medallia, Inc. (a)	44,059	1,370,675
MicroStrategy, Inc. Class A (a)	9,586	1,367,251
Security Description	Shares	Value
MobileIron, Inc. (a)	298,725	$ 1,451,804
Model N, Inc. (a)	42,513	1,490,931
New Relic, Inc. (a)	21,057	1,383,655
Nuance Communications, Inc. (a)	79,359	1,414,971
Nutanix, Inc. Class A (a) (b)	42,551	1,330,144
Paycom Software, Inc. (a)	5,421	1,435,264
Paylocity Holding Corp. (a)	11,929	1,441,262
Pegasystems, Inc.	18,271	1,455,285
Pluralsight, Inc. Class A (a) (b)	86,988	1,497,063
PROS Holdings, Inc. (a)	23,682	1,419,025
PTC, Inc. (a)	18,674	1,398,496
Q2 Holdings, Inc. (a) (b)	17,728	1,437,386
QAD, Inc. Class A	23,207	1,181,933
RealPage, Inc. (a) (b)	25,993	1,397,124
RingCentral, Inc. Class A (a)	8,511	1,435,550
Rosetta Stone, Inc. (a)	80,413	1,458,692
salesforce.com, Inc. (a)	8,647	1,406,348
Slack Technologies, Inc. Class A (a)	65,150	1,464,572
Smartsheet, Inc. Class A (a)	33,170	1,489,996
Splunk, Inc. (a)	9,710	1,454,267
SPS Commerce, Inc. (a)	24,804	1,374,638
SS&C Technologies Holdings, Inc.	23,599	1,448,979
SVMK, Inc. (a)	79,045	1,412,534
Synopsys, Inc. (a)	10,194	1,419,005
Trade Desk, Inc. Class A (a) (b)	5,520	1,433,986
Tyler Technologies, Inc. (a)	4,894	1,468,298
Upland Software, Inc. (a) (b)	38,946	1,390,762
Verint Systems, Inc. (a)	26,881	1,488,132
Workday, Inc. Class A (a)	8,740	1,437,293
Workiva, Inc. (a)	34,148	1,435,923
Yext, Inc. (a) (b)	97,587	1,407,205
Zendesk, Inc. (a)	18,398	1,409,839
Zix Corp. (a)	210,188	1,425,075
Zoom Video Communications, Inc. Class A (a) (b)	21,932	1,492,253
		120,601,153
DATA PROCESSING & OUTSOURCED SERVICES — 19.9%
Alliance Data Systems Corp.	12,664	1,420,901
Automatic Data Processing, Inc.	8,283	1,412,252
Black Knight, Inc. (a) (b)	22,069	1,423,009
Broadridge Financial Solutions, Inc.	11,639	1,437,882
Cardtronics PLC Class A (a)	33,619	1,501,088
Cass Information Systems, Inc.	18,426	1,063,917
Conduent, Inc. (a)	223,326	1,384,621
CoreLogic, Inc. (a)	33,515	1,464,941
CSG Systems International, Inc.	25,236	1,306,720
Euronet Worldwide, Inc. (a)	9,019	1,421,034
EVERTEC, Inc.	44,029	1,498,747
Evo Payments, Inc. Class A (a)	52,449	1,385,178
ExlService Holdings, Inc. (a)	19,989	1,388,436
Fidelity National Information Services, Inc.	10,085	1,402,723

See accompanying notes to financial statements.
67

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Fiserv, Inc. (a)	11,937	$ 1,380,275
FleetCor Technologies, Inc. (a)	4,574	1,316,031
Genpact, Ltd.	33,603	1,417,039
Global Payments, Inc.	7,789	1,421,960
GreenSky, Inc. Class A (a) (b)	193,548	1,722,577
Jack Henry & Associates, Inc.	9,553	1,391,586
Mastercard, Inc. Class A	4,705	1,404,866
MAXIMUS, Inc.	19,044	1,416,683
NIC, Inc.	63,955	1,429,394
Paychex, Inc.	16,380	1,393,283
PayPal Holdings, Inc. (a)	12,945	1,400,261
Sabre Corp.	61,868	1,388,318
Square, Inc. Class A (a) (b)	21,505	1,345,353
Sykes Enterprises, Inc. (a)	37,879	1,401,144
TTEC Holdings, Inc.	38,379	1,520,576
Verra Mobility Corp. (a) (b)	97,861	1,369,075
Visa, Inc. Class A (b)	7,528	1,414,511
Western Union Co. (b)	51,176	1,370,493
WEX, Inc. (a)	6,853	1,435,429
		46,450,303
INTERACTIVE HOME ENTERTAINMENT — 3.0%
Activision Blizzard, Inc.	23,761	1,411,879
Electronic Arts, Inc. (a)	13,330	1,433,108
Glu Mobile, Inc. (a)	232,260	1,405,173
Take-Two Interactive Software, Inc. (a)	11,438	1,400,354
Zynga, Inc. Class A (a)	224,044	1,371,149
		7,021,663
IT CONSULTING & OTHER SERVICES — 10.3%
Accenture PLC Class A	6,743	1,419,874
Booz Allen Hamilton Holding Corp.	19,749	1,404,746
CACI International, Inc. Class A (a)	5,801	1,450,192
Cognizant Technology Solutions Corp. Class A	22,609	1,402,210
DXC Technology Co.	37,143	1,396,205
EPAM Systems, Inc. (a)	6,636	1,407,894
Gartner, Inc. (a)	8,838	1,361,936
International Business Machines Corp.	10,384	1,391,871
KBR, Inc.	46,593	1,421,086
Leidos Holdings, Inc.	15,175	1,485,481
LiveRamp Holdings, Inc. (a)	28,732	1,381,147
ManTech International Corp. Class A	17,795	1,421,465
Perficient, Inc. (a)	32,212	1,484,007
Perspecta, Inc.	53,249	1,407,904
Science Applications International Corp.	16,512	1,436,874
Unisys Corp. (a)	116,910	1,386,553
Virtusa Corp. (a)	31,679	1,436,009
		24,095,454
Security Description	Shares	Value
SYSTEMS SOFTWARE — 15.2%
A10 Networks, Inc. (a)	137,320	$ 943,388
Appian Corp. (a) (b)	33,444	1,277,895
CommVault Systems, Inc. (a)	30,566	1,364,466
Crowdstrike Holdings, Inc. Class A (a) (b)	28,204	1,406,533
FireEye, Inc. (a)	86,022	1,421,944
ForeScout Technologies, Inc. (a) (b)	40,333	1,322,922
Fortinet, Inc. (a)	13,191	1,408,271
Microsoft Corp.	9,018	1,422,139
NortonLifeLock, Inc.	53,599	1,367,846
OneSpan, Inc. (a)	63,442	1,086,127
Oracle Corp.	25,566	1,354,487
Palo Alto Networks, Inc. (a)	6,141	1,420,106
Progress Software Corp.	34,181	1,420,221
Proofpoint, Inc. (a)	12,267	1,408,006
Qualys, Inc. (a) (b)	16,380	1,365,601
Rapid7, Inc. (a)	24,627	1,379,605
SailPoint Technologies Holding, Inc. (a) (b)	58,851	1,388,884
ServiceNow, Inc. (a)	5,105	1,441,244
SolarWinds Corp. (a) (b)	78,158	1,449,831
Tenable Holdings, Inc. (a)	56,169	1,345,809
Teradata Corp. (a)	52,628	1,408,852
TiVo Corp.	179,928	1,525,789
Varonis Systems, Inc. (a) (b)	18,482	1,436,236
VMware, Inc. Class A (a) (b)	9,211	1,398,138
Zscaler, Inc. (a) (b)	30,308	1,409,322
Zuora, Inc. Class A (a)	98,276	1,408,295
		35,581,957
TOTAL COMMON STOCKS (Cost $231,379,886)		233,750,530
SHORT-TERM INVESTMENTS — 5.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	189,389	189,408
State Street Navigator Securities Lending Portfolio II (e) (f)	13,625,370	13,625,370
TOTAL SHORT-TERM INVESTMENTS (Cost $13,814,778)		13,814,778
TOTAL INVESTMENTS — 105.8% (Cost $245,194,664)		247,565,308
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.8)%		(13,640,704)
NET ASSETS — 100.0%		$ 233,924,604
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.

See accompanying notes to financial statements.
68

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$233,750,530	$—	$—	$233,750,530
Short-Term Investments	13,814,778	—	—	13,814,778
TOTAL INVESTMENTS	$247,565,308	$—	$—	$247,565,308
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 5,228,519	$ 5,039,067	$(44)	$—	189,389	$ 189,408	$ 2,458
State Street Institutional U.S. Government Money Market Fund, Class G Shares	168,220	168,220	433,655	601,875	—	—	—	—	621
State Street Navigator Securities Lending Portfolio II	—	—	34,374,444	20,749,074	—	—	13,625,370	13,625,370	12,740
State Street Navigator Securities Lending Portfolio III	1,553,958	1,553,958	34,394,308	35,948,266	—	—	—	—	61,749
Total		$1,722,178	$74,430,926	$62,338,282	$(44)	$—		$13,814,778	$77,568
See accompanying notes to financial statements.
69

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ELECTRONIC COMPONENTS — 27.5%
Amphenol Corp. Class A	1,179	$ 127,603
AVX Corp.	1,196	24,482
Belden, Inc.	2,008	110,440
Corning, Inc.	4,396	127,968
Dolby Laboratories, Inc. Class A	1,865	128,312
II-VI, Inc. (a) (b)	3,967	133,569
Knowles Corp. (a)	5,830	123,305
Littelfuse, Inc.	671	128,362
Rogers Corp. (a)	956	119,242
Vishay Intertechnology, Inc.	5,660	120,501
		1,143,784
ELECTRONIC EQUIPMENT & INSTRUMENTS — 37.2%
Badger Meter, Inc.	1,261	81,877
Cognex Corp.	2,317	129,845
Coherent, Inc. (a) (b)	805	133,912
FARO Technologies, Inc. (a)	776	39,072
Fitbit, Inc. Class A (a)	19,172	125,960
FLIR Systems, Inc.	2,376	123,718
Itron, Inc. (a)	1,496	125,589
Keysight Technologies, Inc. (a)	1,172	120,282
MTS Systems Corp.	801	38,472
National Instruments Corp.	2,969	125,708
nLight, Inc. (a)	1,854	37,599
Novanta, Inc. (a)	969	85,698
OSI Systems, Inc. (a)	1,092	110,008
Trimble, Inc. (a)	3,131	130,531
Vishay Precision Group, Inc. (a)	426	14,484
Zebra Technologies Corp. Class A (a)	490	125,166
		1,547,921
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 35.2%
3D Systems Corp. (a)	9,177	80,299
Apple, Inc.	459	134,785
Dell Technologies, Inc. Class C (a)	2,560	131,558
Diebold Nixdorf, Inc. (a)	7,182	75,842
Security Description	Shares	Value
Hewlett Packard Enterprise Co.	7,882	$ 125,009
HP, Inc.	6,209	127,595
NCR Corp. (a) (b)	3,710	130,444
NetApp, Inc.	1,998	124,375
Pure Storage, Inc. Class A (a)	7,676	131,336
Seagate Technology PLC	2,150	127,925
Western Digital Corp.	2,327	147,695
Xerox Holdings Corp.	3,430	126,464
		1,463,327
TOTAL COMMON STOCKS (Cost $3,987,999)		4,155,032
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	1,108	1,108
State Street Navigator Securities Lending Portfolio II (e) (f)	123,165	123,165
TOTAL SHORT-TERM INVESTMENTS (Cost $124,273)		124,273
TOTAL INVESTMENTS — 102.9% (Cost $4,112,272)		4,279,305
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(119,621)
NET ASSETS — 100.0%		$ 4,159,684
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,155,032	$—	$—	$4,155,032
Short-Term Investments	124,273	—	—	124,273
TOTAL INVESTMENTS	$4,279,305	$—	$—	$4,279,305
See accompanying notes to financial statements.
70

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 150,207	$ 149,099	$—	$—	1,108	$ 1,108	$ 39
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,763	6,763	112,946	119,709	—	—	—	—	22
State Street Navigator Securities Lending Portfolio II	—	—	554,979	431,814	—	—	123,165	123,165	53
State Street Navigator Securities Lending Portfolio III	35,100	35,100	429,393	464,493	—	—	—	—	46
Total		$41,863	$1,247,525	$1,165,115	$—	$—		$124,273	$160
See accompanying notes to financial statements.
71

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 22.8%
Anterix, Inc. (a) (b)	9,216	$ 398,223
Bandwidth, Inc. Class A (a) (b)	25,176	1,612,523
CenturyLink, Inc.	115,431	1,524,844
Cogent Communications Holdings, Inc.	19,101	1,257,037
GCI Liberty, Inc. Class A (a)	22,897	1,622,252
Iridium Communications, Inc. (a) (b)	65,882	1,623,332
ORBCOMM, Inc. (a)	75,286	316,954
Vonage Holdings Corp. (a)	220,202	1,631,697
Zayo Group Holdings, Inc. (a)	45,878	1,589,673
		11,576,535
COMMUNICATIONS EQUIPMENT — 56.9%
Acacia Communications, Inc. (a)	23,426	1,588,517
ADTRAN, Inc.	25,717	254,341
Arista Networks, Inc. (a)	8,141	1,655,879
CalAmp Corp. (a)	23,608	226,165
Ciena Corp. (a)	37,954	1,620,256
Cisco Systems, Inc.	34,631	1,660,903
CommScope Holding Co., Inc. (a)	113,714	1,613,602
Comtech Telecommunications Corp.	13,247	470,136
Digi International, Inc. (a)	6,400	113,408
EchoStar Corp. Class A (a)	33,579	1,454,306
Extreme Networks, Inc. (a)	109,167	804,561
F5 Networks, Inc. (a)	11,279	1,575,112
Harmonic, Inc. (a)	41,302	322,156
Infinera Corp. (a)	138,930	1,103,104
InterDigital, Inc.	26,335	1,434,994
Juniper Networks, Inc.	65,072	1,602,723
Lumentum Holdings, Inc. (a)	21,096	1,672,913
Motorola Solutions, Inc.	9,785	1,576,755
NETGEAR, Inc. (a)	38,545	944,738
NetScout Systems, Inc. (a)	44,757	1,077,301
Plantronics, Inc. (b)	49,678	1,358,197
Ubiquiti, Inc. (b)	8,395	1,586,487
ViaSat, Inc. (a)	21,921	1,604,508
Viavi Solutions, Inc. (a)	105,091	1,576,365
		28,897,427
INTEGRATED TELECOMMUNICATION SERVICES — 6.8%
AT&T, Inc.	41,083	1,605,524
Security Description	Shares	Value
ATN International, Inc.	4,799	$ 265,816
Verizon Communications, Inc.	25,775	1,582,585
		3,453,925
WIRELESS TELECOMMUNICATION SERVICES — 13.4%
Boingo Wireless, Inc. (a)	50,788	556,129
Shenandoah Telecommunications Co.	12,682	527,698
Sprint Corp. (a) (b)	301,430	1,570,450
Telephone & Data Systems, Inc.	65,382	1,662,664
T-Mobile US, Inc. (a)	20,815	1,632,313
United States Cellular Corp. (a)	23,096	836,768
		6,786,022
TOTAL COMMON STOCKS (Cost $55,623,317)		50,713,909
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d)	57,497	57,502
State Street Navigator Securities Lending Portfolio II (e) (f)	406,341	406,341
TOTAL SHORT-TERM INVESTMENTS (Cost $463,846)		463,843
TOTAL INVESTMENTS — 100.8% (Cost $56,087,163)		51,177,752
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(413,995)
NET ASSETS — 100.0%		$ 50,763,757
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
72

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$50,713,909	$—	$—	$50,713,909
Short-Term Investments	463,843	—	—	463,843
TOTAL INVESTMENTS	$51,177,752	$—	$—	$51,177,752
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,037,119	$ 979,598	$(16)	$ (3)	57,497	$ 57,502	$ 633
State Street Institutional U.S. Government Money Market Fund, Class G Shares	62,647	62,647	194,748	257,395	—	—	—	—	228
State Street Navigator Securities Lending Portfolio II	—	—	1,889,548	1,483,207	—	—	406,341	406,341	316
State Street Navigator Securities Lending Portfolio III	1,471,588	1,471,588	13,109,925	14,581,513	—	—	—	—	947
Total		$1,534,235	$16,231,340	$17,301,713	$(16)	$ (3)		$463,843	$2,124
See accompanying notes to financial statements.
73

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 20.8%
Air Transport Services Group, Inc. (a)	70,840	$ 1,661,906
Atlas Air Worldwide Holdings, Inc. (a)	104,196	2,872,684
C.H. Robinson Worldwide, Inc.	43,243	3,381,603
Echo Global Logistics, Inc. (a)	58,283	1,206,458
Expeditors International of Washington, Inc.	43,515	3,395,040
FedEx Corp.	20,020	3,027,224
Forward Air Corp.	28,410	1,987,279
Hub Group, Inc. Class A (a)	55,289	2,835,773
United Parcel Service, Inc. Class B	27,914	3,267,613
XPO Logistics, Inc. (a) (b)	39,803	3,172,299
		26,807,879
AIRLINES — 25.8%
Alaska Air Group, Inc.	49,158	3,330,454
Allegiant Travel Co.	19,049	3,315,288
American Airlines Group, Inc. (b)	120,487	3,455,567
Delta Air Lines, Inc.	58,391	3,414,706
Hawaiian Holdings, Inc.	112,116	3,283,878
JetBlue Airways Corp. (a)	178,302	3,337,813
SkyWest, Inc.	45,866	2,964,320
Southwest Airlines Co.	61,179	3,302,442
Spirit Airlines, Inc. (a)	86,590	3,490,443
United Airlines Holdings, Inc. (a)	37,769	3,327,071
		33,221,982
AIRPORT SERVICES — 2.6%
Macquarie Infrastructure Corp.	77,156	3,305,363
MARINE — 4.0%
Kirby Corp. (a)	40,339	3,611,551
Matson, Inc.	38,783	1,582,346
		5,193,897
RAILROADS — 10.4%
CSX Corp.	45,513	3,293,321
Kansas City Southern	21,858	3,347,771
Norfolk Southern Corp.	17,461	3,389,704
Union Pacific Corp.	18,687	3,378,423
		13,409,219
TRUCKING — 36.3%
AMERCO	9,155	3,440,632
Security Description	Shares	Value
ArcBest Corp.	48,693	$ 1,343,927
Avis Budget Group, Inc. (a)	105,824	3,411,766
Heartland Express, Inc.	77,357	1,628,365
Hertz Global Holdings, Inc. (a)	213,539	3,363,239
JB Hunt Transport Services, Inc.	29,294	3,420,953
Knight-Swift Transportation Holdings, Inc. (b)	88,556	3,173,847
Landstar System, Inc.	29,705	3,382,508
Lyft, Inc. Class A (a) (b)	70,846	3,047,795
Marten Transport, Ltd.	40,789	876,556
Old Dominion Freight Line, Inc.	17,727	3,364,230
Ryder System, Inc.	63,620	3,455,202
Saia, Inc. (a)	36,117	3,363,215
Schneider National, Inc. Class B	125,974	2,748,753
Uber Technologies, Inc. (a)	116,206	3,455,966
Werner Enterprises, Inc.	90,055	3,277,102
		46,754,056
TOTAL COMMON STOCKS (Cost $136,197,344)		128,692,396
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c) (d) (Cost $176,244)	176,227	176,245
TOTAL INVESTMENTS — 100.0% (Cost $136,373,588)		128,868,641
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%(e)		(19,602)
NET ASSETS — 100.0%		$ 128,849,039
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.
74

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$128,692,396	$—	$—	$128,692,396
Short-Term Investment	176,245	—	—	176,245
TOTAL INVESTMENTS	$128,868,641	$—	$—	$128,868,641
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 1,661,835	$ 1,485,588	$ (3)	$ 1	176,227	$176,245	$1,365
State Street Institutional U.S. Government Money Market Fund, Class G Shares	145,241	145,241	2,039,264	2,184,505	—	—	—	—	679
State Street Navigator Securities Lending Portfolio II	—	—	11,922,799	11,922,799	—	—	—	—	1,360
State Street Navigator Securities Lending Portfolio III	2,332,056	2,332,056	6,051,468	8,383,524	—	—	—	—	3,399
Total		$2,477,297	$21,675,366	$23,976,416	$ (3)	$ 1		$176,245	$6,803
See accompanying notes to financial statements.
75

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.8%
Hexcel Corp.	2,580	$ 189,140
Northrop Grumman Corp.	5,264	1,810,658
Raytheon Co.	8,563	1,881,633
Teledyne Technologies, Inc. (a)	1,096	379,808
		4,261,239
AIRLINES — 0.7%
Alaska Air Group, Inc.	3,773	255,621
Southwest Airlines Co.	16,667	899,684
		1,155,305
BANKS — 8.4%
Bank of Hawaii Corp.	2,561	243,705
BankUnited, Inc.	6,250	228,500
Comerica, Inc.	7,428	532,959
East West Bancorp, Inc.	7,615	370,851
Prosperity Bancshares, Inc.	4,282	307,833
SVB Financial Group (a)	2,156	541,242
US Bancorp	64,890	3,847,328
Wells Fargo & Co.	129,453	6,964,571
		13,036,989
BEVERAGES — 4.9%
Coca-Cola Co.	70,878	3,923,098
Monster Beverage Corp. (a)	8,833	561,337
PepsiCo, Inc.	23,230	3,174,844
		7,659,279
BIOTECHNOLOGY — 5.0%
Alexion Pharmaceuticals, Inc. (a)	9,100	984,165
Alkermes PLC (a)	6,469	131,967
Biogen, Inc. (a)	8,001	2,374,137
Gilead Sciences, Inc.	52,912	3,438,222
Ionis Pharmaceuticals, Inc. (a)	5,775	348,868
Sarepta Therapeutics, Inc. (a) (b)	3,050	393,572
		7,670,931
CAPITAL MARKETS — 1.0%
Franklin Resources, Inc.	20,823	540,981
Legg Mason, Inc.	1,710	61,406
Northern Trust Corp.	8,482	901,128
		1,503,515
CHEMICALS — 2.2%
Celanese Corp.	2,903	357,417
Corteva, Inc.	17,290	511,093
Dow, Inc.	17,386	951,536
DuPont de Nemours, Inc.	17,496	1,123,243
Mosaic Co.	9,503	205,645
Valvoline, Inc.	4,288	91,806
WR Grace & Co.	1,518	106,032
		3,346,772
COMMERCIAL SERVICES & SUPPLIES — 1.2%
Rollins, Inc. (b)	10,055	333,424
Security Description	Shares	Value
Waste Management, Inc.	13,374	$ 1,524,101
		1,857,525
COMMUNICATIONS EQUIPMENT — 0.1%
CommScope Holding Co., Inc. (a)	6,385	90,603
CONSTRUCTION & ENGINEERING — 0.0% (c)
Arcosa, Inc.	1,489	66,335
CONSUMER FINANCE — 1.0%
Discover Financial Services	12,467	1,057,451
Navient Corp.	9,274	126,868
Santander Consumer USA Holdings, Inc.	13,912	325,124
		1,509,443
CONTAINERS & PACKAGING — 0.5%
AptarGroup, Inc.	1,498	173,199
Ball Corp.	7,825	506,043
Graphic Packaging Holding Co.	6,762	112,587
		791,829
DIVERSIFIED CONSUMER SERVICES — 0.2%
Bright Horizons Family Solutions, Inc. (a)	1,683	252,938
Graham Holdings Co. Class B	88	56,231
		309,169
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
CenturyLink, Inc.	27,599	364,583
Zayo Group Holdings, Inc. (a)	5,943	205,925
		570,508
ELECTRIC UTILITIES — 0.8%
Alliant Energy Corp.	6,942	379,866
Edison International	9,627	725,972
Hawaiian Electric Industries, Inc.	3,180	149,015
		1,254,853
ELECTRICAL EQUIPMENT — 0.3%
GrafTech International, Ltd. (b)	8,955	104,057
Hubbell, Inc.	1,662	245,677
nVent Electric PLC	5,372	137,416
		487,150
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
CDW Corp.	7,437	1,062,301
ENERGY EQUIPMENT & SERVICES — 0.1%
Apergy Corp. (a)	2,626	88,706
RPC, Inc. (b)	182	954
		89,660
ENTERTAINMENT — 6.4%
Netflix, Inc. (a)	11,213	3,628,190
Walt Disney Co.	43,182	6,245,413
		9,873,603

See accompanying notes to financial statements.
76

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.7%
Alexandria Real Estate Equities, Inc. REIT	4,020	$ 649,552
American Campus Communities, Inc. REIT	4,849	228,048
American Homes 4 Rent Class A REIT	10,550	276,515
Apartment Investment & Management Co. Class A REIT	5,281	272,764
Brandywine Realty Trust REIT	6,236	98,217
Brixmor Property Group, Inc. REIT	10,608	229,239
Camden Property Trust REIT	3,427	363,605
Columbia Property Trust, Inc. REIT	4,144	86,651
Equity LifeStyle Properties, Inc. REIT	6,408	451,059
Healthcare Trust of America, Inc. Class A REIT	7,244	219,348
Host Hotels & Resorts, Inc. REIT	26,308	488,013
JBG SMITH Properties REIT	4,727	188,560
National Retail Properties, Inc. REIT	5,863	314,374
Realty Income Corp. REIT	11,287	831,062
Service Properties Trust REIT	5,822	141,649
STORE Capital Corp. REIT	8,020	298,665
Sun Communities, Inc. REIT	3,203	480,770
Taubman Centers, Inc. REIT	2,195	68,243
		5,686,334
FOOD & STAPLES RETAILING — 0.4%
Kroger Co.	13,049	378,290
Sprouts Farmers Market, Inc. (a)	1,928	37,307
US Foods Holding Corp. (a)	3,590	150,385
		565,982
FOOD PRODUCTS — 1.1%
General Mills, Inc.	7,609	407,538
J.M. Smucker Co.	1,850	192,641
Kellogg Co.	5,538	383,008
Lamb Weston Holdings, Inc.	2,410	207,332
McCormick & Co., Inc.	1,979	335,896
Post Holdings, Inc. (a)	1,230	134,193
		1,660,608
HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
IDEXX Laboratories, Inc. (a)	3,552	927,534
Penumbra, Inc. (a) (b)	1,400	229,978
		1,157,512
HEALTH CARE PROVIDERS & SERVICES — 0.7%
McKesson Corp.	7,728	1,068,937
HOTELS, RESTAURANTS & LEISURE — 2.7%
Aramark	7,027	304,972
Choice Hotels International, Inc. (b)	1,538	159,075
Hyatt Hotels Corp. Class A	1,108	99,399
Starbucks Corp.	34,805	3,060,056
Yum China Holdings, Inc.	10,811	519,036
		4,142,538
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.7%
Clorox Co.	2,111	$ 324,123
Energizer Holdings, Inc. (b)	928	46,604
Kimberly-Clark Corp.	5,631	774,544
		1,145,271
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Energy Corp.	14,182	326,044
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	18,015	3,178,206
INSURANCE — 2.3%
Brighthouse Financial, Inc. (a)	4,486	175,986
Hartford Financial Services Group, Inc.	14,523	882,563
MetLife, Inc.	37,743	1,923,760
Principal Financial Group, Inc.	10,756	591,580
		3,573,889
INTERACTIVE MEDIA & SERVICES — 0.3%
IAC/InterActiveCorp (a)	1,961	488,505
IT SERVICES — 12.8%
Alliance Data Systems Corp.	2,672	299,798
Amdocs, Ltd.	7,038	508,073
Booz Allen Hamilton Holding Corp.	7,146	508,295
GoDaddy, Inc. Class A (a)	7,855	533,512
Okta, Inc. (a)	5,291	610,423
Paychex, Inc.	18,441	1,568,592
PayPal Holdings, Inc. (a)	60,120	6,503,180
Switch, Inc. Class A (b)	3,970	58,835
Twilio, Inc. Class A (a) (b)	6,042	593,808
Visa, Inc. Class A	42,460	7,978,234
Western Union Co. (b)	22,000	589,160
		19,751,910
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a) (b)	9,892	134,037
MACHINERY — 1.5%
Illinois Tool Works, Inc.	10,193	1,830,969
Pentair PLC	5,327	244,349
Toro Co.	3,232	257,493
		2,332,811
MEDIA — 2.5%
Charter Communications, Inc. Class A (a)	5,688	2,759,135
Discovery, Inc. Class A (a) (b)	4,016	131,484
Discovery, Inc. Class C (a)	9,114	277,886
ViacomCBS, Inc. Class B	14,963	627,997
		3,796,502
METALS & MINING — 0.1%
Alcoa Corp. (a)	4,288	92,235
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
Annaly Capital Management, Inc. REIT	55,865	526,248

See accompanying notes to financial statements.
77

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Two Harbors Investment Corp. REIT	10,205	$ 149,197
		675,445
MULTI-UTILITIES — 2.0%
Consolidated Edison, Inc.	10,052	909,404
Public Service Enterprise Group, Inc.	15,154	894,844
Sempra Energy	8,171	1,237,743
		3,041,991
MULTILINE RETAIL — 0.2%
Macy's, Inc. (b)	10,039	170,663
Nordstrom, Inc.	2,343	95,899
		266,562
OIL, GAS & CONSUMABLE FUELS — 4.5%
CNX Resources Corp. (a)	6,617	58,560
Marathon Petroleum Corp.	22,750	1,370,688
Noble Energy, Inc.	16,244	403,501
Occidental Petroleum Corp.	26,017	1,072,161
Parsley Energy, Inc. Class A	9,570	180,969
Phillips 66	15,544	1,731,757
Pioneer Natural Resources Co.	5,682	860,084
Valero Energy Corp.	14,302	1,339,382
		7,017,102
PAPER & FOREST PRODUCTS — 0.0% (c)
Domtar Corp.	1,498	57,283
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. Class A	3,657	755,317
PHARMACEUTICALS — 6.9%
Jazz Pharmaceuticals PLC (a)	2,123	316,921
Johnson & Johnson	52,922	7,719,732
Zoetis, Inc.	19,914	2,635,618
		10,672,271
PROFESSIONAL SERVICES — 0.4%
ManpowerGroup, Inc.	1,882	182,742
Nielsen Holdings PLC	10,930	221,879
Robert Half International, Inc.	3,644	230,119
		634,740
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Realogy Holdings Corp. (b)	4,020	38,914
ROAD & RAIL — 0.3%
Kansas City Southern	3,089	473,111
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
MKS Instruments, Inc.	2,770	304,728
Texas Instruments, Inc.	48,117	6,172,930
Universal Display Corp.	2,428	500,338
		6,977,996
SOFTWARE — 2.8%
FireEye, Inc. (a)	10,882	179,879
Intuit, Inc.	13,136	3,440,712
Manhattan Associates, Inc. (a)	3,293	262,617
Security Description	Shares	Value
Pluralsight, Inc. Class A (a) (b)	4,842	$ 83,331
Zendesk, Inc. (a)	5,420	415,335
		4,381,874
SPECIALTY RETAIL — 6.5%
Gap, Inc.	10,830	191,475
Home Depot, Inc.	31,756	6,934,875
L Brands, Inc.	7,926	143,619
Michaels Cos., Inc. (a)	4,524	36,599
TJX Cos., Inc.	34,915	2,131,910
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,665	421,478
Urban Outfitters, Inc. (a)	2,772	76,979
Williams-Sonoma, Inc. (b)	2,235	164,138
		10,101,073
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Capri Holdings, Ltd. (a)	4,299	164,007
Lululemon Athletica, Inc. (a)	3,490	808,529
PVH Corp.	2,195	230,804
Ralph Lauren Corp.	1,674	196,226
Tapestry, Inc.	8,264	222,880
		1,622,446
THRIFTS & MORTGAGE FINANCE — 0.2%
TFS Financial Corp. (b)	12,389	243,815
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Air Lease Corp.	3,419	162,471
HD Supply Holdings, Inc. (a)	5,256	211,396
W.W. Grainger, Inc.	1,738	588,348
Watsco, Inc.	984	177,268
WESCO International, Inc. (a)	1,390	82,552
		1,222,035
WATER UTILITIES — 0.2%
Aqua America, Inc.	6,320	296,661
TOTAL COMMON STOCKS (Cost $151,715,469)		154,176,966
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	165,567	165,583
State Street Navigator Securities Lending Portfolio II (f) (g)	667,170	667,170
TOTAL SHORT-TERM INVESTMENTS (Cost $832,751)		832,753
TOTAL INVESTMENTS — 100.3% (Cost $152,548,220)		155,009,719
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(461,494)
NET ASSETS — 100.0%		$ 154,548,225
(a)	Non-income producing security.

See accompanying notes to financial statements.
78

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$154,176,966	$—	$—	$154,176,966
Short-Term Investments	832,753	—	—	832,753
TOTAL INVESTMENTS	$155,009,719	$—	$—	$155,009,719
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 4,802,471	$ 4,636,868	$(22)	$ 2	165,567	$165,583	$1,724
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,173,067	1,173,067	532,536	1,705,603	—	—	—	—	1,491
State Street Navigator Securities Lending Portfolio II	—	—	3,421,093	2,753,923	—	—	667,170	667,170	476
State Street Navigator Securities Lending Portfolio III	699,732	699,732	5,914,883	6,614,615	—	—	—	—	1,130
Total		$1,872,799	$14,670,983	$15,711,009	$(22)	$ 2		$832,753	$4,821
See accompanying notes to financial statements.
79

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.6%
AUTO MANUFACTURERS — 1.8%
Ford Motor Co. 6.20% 6/1/2059 (a)	357,688	$ 9,539,539
Ford Motor Co. 6.00% 12/1/2059	380,715	10,100,369
		19,639,908
BANKS — 40.3%
Bank of America Corp. 6.00% 1/25/2166 (a) (b)	180,670	4,769,688
Bank of America Corp. 6.20% 1/29/2166 (a) (b)	220,820	5,781,068
Bank of America Corp. 6.50% 1/29/2166 (b)	220,820	5,516,084
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (b) (c)	84,650	2,037,526
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (b) (c)	60,021	1,259,841
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b) (c)	63,690	1,552,125
Bank of America Corp. 6.00% 5/16/2023 (b)	271,007	7,449,982
Bank of America Corp. 5.88% 7/24/2023 (a) (b)	171,437	4,642,514
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (c)	210,784	5,682,737
Bank of America Corp. 5.38% 12/26/2167 (b)	280,542	7,462,417
Bank of America Corp. 5.00% 12/17/2167 (b)	262,976	6,884,712
Bank of New York Mellon Corp. 5.20% 3/20/2018 (a)	277,806	7,239,624
Capital One Financial Corp. 6.00% 11/20/2017 (b)	417,304	10,578,656
Capital One Financial Corp. 6.00% 12/1/2021 (a) (b)	238,458	6,402,597
Capital One Financial Corp. 5.20% 12/1/2021 (b)	286,151	7,359,804
Capital One Financial Corp. 6.20% 12/1/2020 (b)	238,458	6,171,293
Capital One Financial Corp. 5.00% 1/12/2167 (a) (b)	715,377	17,948,809
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 8.31% 10/30/2040 (c)	1,071,159	29,778,220
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (c)	214,613	6,161,539
Fifth Third Bancorp 4.95% 12/31/2168	119,230	3,082,096
First Republic Bank 5.50% 6/30/2023	143,076	3,822,991
Security Description	Shares	Value
First Republic Bank 4.70% 1/30/2168	187,979	$ 4,770,907
HSBC Holdings PLC 6.20% 11/22/2017 (a)	691,532	18,588,380
Huntington Bancshares, Inc. 6.25% 4/15/2021 (a)	286,151	7,439,926
ING Groep NV 6.13% 1/15/2018 (a)	333,843	8,693,272
JPMorgan Chase & Co. 6.13% 3/1/2020	338,133	8,649,442
JPMorgan Chase & Co. 6.15% 9/1/2020	271,925	6,999,350
JPMorgan Chase & Co. 6.10% 9/1/2020	336,952	8,673,144
JPMorgan Chase & Co. 5.75% 12/1/2023	401,089	10,961,762
JPMorgan Chase & Co. 6.00% 3/1/2024 (a)	437,445	12,309,702
JPMorgan Chase & Co. 4.75% 3/2/2168 (a)	212,812	5,479,909
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (c)	238,458	6,791,284
KeyCorp 5.65% 12/15/2023	202,690	5,432,092
KeyCorp 5.63% 9/15/2167 (a)	214,613	5,813,866
Northern Trust Corp. 5.85% 10/1/2019 (a)	410	10,254
Northern Trust Corp. 4.70% 4/1/2168	190,357	4,974,028
PNC Financial Services Group, Inc. 5.38% 12/1/2017 (a)	228,922	5,862,692
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (c)	715,377	19,594,176
State Street Corp. 5.25% 11/20/2017 (d)	238,458	6,116,449
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (c) (d)	357,688	9,822,112
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (c) (d)	238,458	6,645,824
SVB Financial Group 5.25% 2/15/2168	166,563	4,305,654
Truist Financial Corp. 5.63% 12/2/2168 (a)	221,768	5,961,124
Truist Financial Corp. 5.20% 12/2/2168 (a)	238,458	6,061,602
Truist Financial Corp. 5.20% 12/2/2168 (a)	214,613	5,459,755
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 11/20/2017 (c)	476,919	10,248,989
US Bancorp 5.15% 7/15/2018 (a)	238,458	6,183,216
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (c)	524,610	14,489,728

See accompanying notes to financial statements.
80

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
US Bancorp 5.50% 10/15/2023 (a)	274,229	$ 7,519,359
Wells Fargo & Co. 6.00% 9/15/2019 (a) (b)	175,080	4,459,288
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (b) (c)	183,834	5,299,934
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (b) (c)	377,517	10,340,191
Wells Fargo & Co. 5.25% 6/15/2018 (b)	136,780	3,483,787
Wells Fargo & Co. 5.13% 12/15/2017 (b)	142,253	3,623,184
Wells Fargo & Co. 5.20% 11/20/2017 (b)	164,138	4,192,085
Wells Fargo & Co. 5.63% 6/15/2022 (a) (b)	151,006	4,030,350
Wells Fargo & Co. 5.50% 9/15/2021 (b)	251,678	6,568,796
Wells Fargo & Co. 5.70% 3/15/2021 (b)	218,851	5,722,954
Wells Fargo & Co. 6.00% 12/15/2020 (b)	218,851	5,687,937
		428,850,827
DIVERSIFIED FINANCIAL SERVICES — 4.3%
Affiliated Managers Group, Inc. 5.88% 3/30/2059	143,076	3,867,344
Apollo Global Management, Inc. 6.38% 9/16/2168 (b)	131,153	3,488,670
Apollo Global Management, Inc. 6.38% 9/16/2168 (b)	143,076	3,873,067
Ares Management Corp. 7.00% 6/30/2021 (a)	147,845	3,991,815
Charles Schwab Corp. 6.00% 12/1/2020 (a)	286,151	7,439,926
Charles Schwab Corp. 5.95% 6/1/2021 (a)	357,688	9,478,732
KKR & Co., Inc. 6.75% 6/15/2021 (a)	164,537	4,375,039
Legg Mason, Inc. 6.38% 3/15/2056 (a)	119,230	3,166,749
Legg Mason, Inc. 5.45% 9/15/2056 (a)	238,458	6,149,832
		45,831,174
ELECTRIC — 14.9%
Alabama Power Co. 5.00% 10/1/2022	119,230	3,228,748
CMS Energy Corp. 5.88% 10/15/2078 (a)	133,537	3,574,785
CMS Energy Corp. 5.88% 3/1/2079	300,458	8,205,508
Dominion Energy, Inc. 5.25% 7/30/2076 (a)	381,534	9,988,560
DTE Energy Co. 5.38% 6/1/2076 (a)	143,076	3,698,515
Security Description	Shares	Value
DTE Energy Co. 6.00% 12/15/2076	133,537	$ 3,593,481
DTE Energy Co. 5.25% 12/1/2077 (a)	190,767	5,043,879
Duke Energy Corp. 5.13% 1/15/2073 (a)	238,458	6,149,832
Duke Energy Corp. 5.63% 9/15/2078	238,458	6,450,289
Duke Energy Corp. 5.75% 9/16/2167	476,919	13,215,425
Entergy Arkansas, Inc. 4.88% 9/1/2066	195,537	5,089,828
Entergy Louisiana LLC 4.88% 9/1/2066	128,768	3,336,379
Entergy Mississippi, Inc. 4.90% 10/1/2066 (a)	123,999	3,285,974
Georgia Power Co. 5.00% 10/1/2077	128,768	3,310,625
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064	119,230	3,284,787
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076	271,843	7,081,510
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072	238,458	6,094,986
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073	214,613	5,476,924
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079	327,882	8,993,803
NiSource, Inc. 5 Year CMT + 3.63% 0.00% 12/16/2167 (a) (c)	238,458	6,648,209
PPL Capital Funding, Inc. 5.90% 4/30/2073 (a)	214,613	5,541,308
Sempra Energy 5.75% 7/1/2079	361,265	9,598,811
Southern Co. 6.25% 10/15/2075 (a)	476,919	12,576,354
Southern Co. 5.25% 10/1/2076	381,534	10,049,606
Southern Co. 5.25% 12/1/2077	214,613	5,646,468
		159,164,594
GAS — 0.3%
Spire, Inc. 5.90% 8/15/2167	119,230	3,293,133
INSURANCE — 21.0%
AEGON Funding Co. LLC 5.10% 12/15/2049 (a)	441,150	11,447,842
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 6/15/2019 (a) (c)	119,230	2,954,519
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (c)	238,458	6,354,906
Allstate Corp. 5.63% 5/22/2019 (a)	137,113	3,427,825

See accompanying notes to financial statements.
81

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Allstate Corp. 5.63% 4/15/2023 (a)	274,229	$ 7,497,421
Allstate Corp. 5.10% 10/15/2168	548,456	14,336,640
Allstate Corp. 4.75% 1/15/2169 (a)	143,076	3,622,684
American International Group, Inc. 5.85% 3/15/2024	238,458	6,519,442
Arch Capital Group, Ltd. 5.25% 9/29/2021 (a)	214,613	5,468,339
Arch Capital Group, Ltd. 5.45% 8/17/2022 (a)	157,383	4,058,908
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b) (c)	131,153	3,653,923
Aspen Insurance Holdings, Ltd. 5.63% 1/1/2027 (b)	119,230	3,141,711
Aspen Insurance Holdings, Ltd. 5.63% 1/10/2168 (a) (b)	119,230	3,147,672
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (a) (c)	411,342	11,620,411
Athene Holding, Ltd. 5.63% 12/30/2168 (a)	164,537	4,310,869
AXA Equitable Holdings, Inc. 5.25% 3/15/2168	380,715	9,936,661
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (a)	262,306	6,764,872
Brighthouse Financial, Inc. 6.25% 9/15/2058 (a)	178,844	4,852,038
Brighthouse Financial, Inc. 6.60% 6/25/2168	202,690	5,624,648
Globe Life, Inc. 6.13% 6/15/2056 (a)	142,769	3,770,529
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (a) (c)	286,151	8,123,827
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (a)	164,537	4,546,157
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 11/22/2017 (a) (c)	286,151	7,076,514
MetLife, Inc. 5.63% 6/15/2023 (a)	383,919	10,492,506
PartnerRe, Ltd. 7.25% 4/29/2021	140,140	3,775,372
Prudential Financial, Inc. 5.75% 12/15/2052 (a)	274,229	7,116,243
Prudential Financial, Inc. 5.70% 3/15/2053 (a)	338,612	8,766,665
Prudential Financial, Inc. 5.63% 8/15/2058	269,460	7,348,174
Prudential PLC 6.75% 5/22/2019 (a)	119,230	3,338,440
Prudential PLC 6.50% 6/23/2019	143,076	3,915,990
Security Description	Shares	Value
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (c)	190,767	$ 5,289,969
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (a) (c)	190,767	5,375,814
RenaissanceRe Holdings, Ltd. 5.38% 6/1/2018 (a)	131,153	3,318,171
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (a)	119,230	3,222,787
Unum Group 6.25% 6/15/2058	143,076	3,863,052
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35% 9/15/2167 (a) (c)	143,076	3,861,621
WR Berkley Corp. 5.75% 6/1/2056 (a)	138,306	3,623,617
WR Berkley Corp. 5.63% 4/30/2053	166,921	4,243,132
WR Berkley Corp. 5.10% 12/30/2059	142,769	3,596,351
		223,406,262
INTERNET — 0.9%
eBay, Inc. 6.00% 2/1/2056 (a)	357,688	9,561,000
PIPELINES — 0.7%
Enbridge, Inc. 6.38% 4/15/2078 (a) (c)	286,151	7,892,044
REAL ESTATE INVESTMENT TRUSTS — 8.1%
Digital Realty Trust, Inc. 6.35% 8/24/2020	119,230	3,077,326
Digital Realty Trust, Inc. 5.88% 5/22/2019 (a)	119,230	3,028,442
Digital Realty Trust, Inc. 5.20% 12/31/2168	164,537	4,246,700
Kimco Realty Corp. 5.25% 12/20/2022 (a)	126,146	3,267,181
National Retail Properties, Inc. 5.20% 10/11/2021	164,537	4,184,176
Office Properties Income Trust 5.88% 5/1/2046	147,845	3,839,535
PS Business Parks, Inc. 4.88% 12/30/2168	154,999	3,842,425
Public Storage 5.15% 6/2/2022 (b)	133,537	3,474,633
Public Storage 4.90% 10/14/2021 (b)	166,921	4,253,147
Public Storage 4.95% 7/20/2021 (b)	154,999	3,947,825
Public Storage 5.40% 1/20/2021 (b)	143,076	3,695,653
Public Storage 5.38% 11/20/2017 (b)	236,075	5,956,172
Public Storage 5.20% 1/16/2018 (b)	238,458	6,028,218

See accompanying notes to financial statements.
82

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Public Storage 5.05% 8/9/2022 (a) (b)	143,076	$ 3,701,376
Public Storage 5.60% 3/11/2024 (b)	135,923	3,763,708
Public Storage 4.88% 12/31/2167 (b)	150,826	3,883,770
Public Storage 4.70% 3/31/2168 (b)	123,403	3,170,223
Senior Housing Properties Trust 5.63% 8/1/2042	166,921	4,131,295
Senior Housing Properties Trust 6.25% 2/1/2046	119,230	3,084,480
Vornado Realty Trust 5.40% 1/25/2018	143,076	3,606,946
Vornado Realty Trust 5.70% 5/22/2019 (a)	143,076	3,606,946
Vornado Realty Trust 5.25% 4/1/2166 (a)	152,375	3,891,657
		85,681,834
RETAIL — 0.6%
QVC, Inc. 6.25% 11/26/2068	238,067	6,213,549
SOVEREIGN — 0.3%
Tennessee Valley Authority 3.55% 6/1/2028 (c)	130,394	3,484,128
TELECOMMUNICATIONS — 6.4%
AT&T, Inc. 5.35% 11/1/2066 (a)	630,724	16,871,867
AT&T, Inc. 5.63% 8/1/2067 (a)	393,457	10,843,675
Qwest Corp. 6.50% 9/1/2056 (a)	466,189	11,878,496
Qwest Corp. 6.88% 10/1/2054 (a)	238,458	6,042,526
Qwest Corp. 6.13% 6/1/2053 (a)	369,612	9,166,377
Qwest Corp. 6.63% 9/15/2055 (a)	195,537	4,962,729
Qwest Corp. 6.75% 6/15/2057	314,767	8,067,478
		67,833,148
TOTAL PREFERRED STOCKS (Cost $1,037,150,066)		1,060,851,601
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	2,198,005	2,198,225
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (d) (g)	19,197,543	$ 19,197,543
TOTAL SHORT-TERM INVESTMENTS (Cost $21,395,768)		21,395,768
TOTAL INVESTMENTS — 101.6% (Cost $1,058,545,834)		1,082,247,369
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(17,243,404)
NET ASSETS — 100.0%		$ 1,065,003,965
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	Investment of cash collateral for securities loaned.
CMT=	Constant Maturity Treasury
LIBOR=	London Interbank Offered Rate

See accompanying notes to financial statements.
83

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$1,060,851,601	$—	$—	$1,060,851,601
Short-Term Investments	21,395,768	—	—	21,395,768
TOTAL INVESTMENTS	$1,082,247,369	$—	$—	$1,082,247,369
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
Allstate Corp.	731,540	$ 18,593,681	$ 20,941,768	$ 14,431,040	$ (523,708)	$ —*	—	$ —*	$ —
Apollo Global Management, Inc.	306,491	5,890,861	2,063,020	850,936	9,235	249,557	274,229	7,361,737	200,134
Aspen Insurance Holdings, Ltd.	206,365	5,318,221	5,392,087	1,134,183	12,237	354,944	369,613	9,943,306	231,950
Bank of America Corp.	1,200,405	30,507,882	25,420,274	9,544,602	(115,136)	1,087,539	1,816,633	47,355,957	1,131,821
Capital One Financial Corp.	1,369,654	34,815,122	34,811,709	21,515,093	(473,430)	822,851	1,895,748	48,461,159	1,198,775
Public Storage	1,234,102	30,861,054	18,739,408	8,484,086	(44,972)	803,321	1,626,294	41,874,725	930,518
State Street Corp.	689,750	17,955,180	7,030,588	3,134,907	6,449	727,075	834,604	22,584,385	536,399
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	69,760,833	67,562,497	(111)	—	2,198,005	2,198,225	22,169
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,525,268	9,525,268	5,087,329	14,612,597	—	—	—	—	8,447
State Street Navigator Securities Lending Portfolio II	—	—	66,457,450	47,259,907	—	—	19,197,543	19,197,543	186,718
State Street Navigator Securities Lending Portfolio III	22,700,391	22,700,391	127,466,829	150,167,220	—	—	—	—	688,296
Wells Fargo & Co.	1,594,220	41,335,357	16,229,184	5,094,089	59,773	878,281	2,019,988	53,408,506	1,305,590
Wells Fargo Real Estate Investment Corp	109,435	2,813,574	770,054	3,495,521	(166,671)	—*	—	—*	—
Total		$220,316,591	$400,170,533	$347,286,678	$(1,236,334)	$4,923,568		$252,385,543	$6,440,817
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended December 31, 2019.
*	As of December 31, 2019, no longer an affiliate.
See accompanying notes to financial statements.
84

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85

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
ASSETS
Investments in unaffiliated issuers, at value*	$61,227,490	$93,939,527	$654,396,328
Investments in affiliated issuers, at value	8,259,074	1,032,764	1,920,203
Total Investments	69,486,564	94,972,291	656,316,531
Foreign currency, at value	—	68,909	—
Cash	—	—	17,625
Receivable for investments sold	600,750	—	—
Receivable for fund shares sold	40	—	26,773
Dividends receivable — unaffiliated issuers	8,705	135,680	792,955
Dividends receivable — affiliated issuers	222	267	5,637
Securities lending income receivable — unaffiliated issuers	482	46	517
Securities lending income receivable — affiliated issuers	2,559	489	450
Receivable from Adviser	—	—	—
Receivable for foreign taxes recoverable	—	88,278	—
TOTAL ASSETS	70,099,322	95,265,960	657,160,488
LIABILITIES
Due to custodian	611,863	—	—
Payable upon return of securities loaned	7,645,453	952,076	900,360
Payable for investments purchased	568,518	—	—
Deferred foreign taxes payable	—	13,136	—
Advisory fee payable	24,555	39,429	80,913
Trustees’ fees and expenses payable	24	221	96
Accrued expenses and other liabilities	—	—	—
TOTAL LIABILITIES	8,850,413	1,004,862	981,369
NET ASSETS	$61,248,909	$94,261,098	$656,179,119
NET ASSETS CONSIST OF:
Paid-in Capital	$70,533,448	$89,378,217	$603,160,479
Total distributable earnings (loss)**	(9,284,539)	4,882,881	53,018,640
NET ASSETS	$61,248,909	$94,261,098	$656,179,119
NET ASSET VALUE PER SHARE
Net asset value per share	$ 113.42	$ 89.73	$ 94.69
Shares outstanding (unlimited amount authorized, $0.01 par value)	540,000	1,050,464	6,930,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$59,735,302	$79,730,564	$594,090,478
Investments in affiliated issuers	8,259,074	1,032,764	1,844,041
Total cost of investments	$67,994,376	$80,763,328	$595,934,519
Foreign currency, at cost	$ —	$ 68,153	$ —
* Includes investments in securities on loan, at value	$14,315,024	$ 1,441,551	$ 5,686,090
** Includes deferred foreign taxes	$ —	$ 13,136	$ —
See accompanying notes to financial statements.
86

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

$389,762,427	$460,275,818	$ 37,770,526	$574,431,241	$ 98,653,465	$904,811,579
281,066	1,250,234	952,769	12,302,599	5,177,117	2,751,591
390,043,493	461,526,052	38,723,295	586,733,840	103,830,582	907,563,170
—	—	—	—	—	—
—	24,479	—	27,536	—	25
—	—	—	—	—	—
—	—	—	—	—	—
177,832	445,321	40,068	156,790	44,683	655,180
828	4,299	5,034	345	568	2,873
208	189	244	3,991	491	1,422
320	185	55	4,087	1,303	31
—	18,971	—	—	—	—
31,219	—	—	—	—	—
390,253,900	462,019,496	38,768,696	586,926,589	103,877,627	908,222,701

—	—	—	—	—	—
—	180,105	179,193	12,107,590	4,887,625	566,639
—	—	—	—	—	—
—	—	—	—	—	—
116,925	94,855	11,464	170,588	28,958	272,754
1,930	413	324	701	429	747
—	402	—	—	—	—
118,855	275,775	190,981	12,278,879	4,917,012	840,140
$390,135,045	$461,743,721	$ 38,577,715	$574,647,710	$ 98,960,615	$907,382,561

$363,199,636	$368,095,760	$ 84,079,889	$642,440,760	$138,149,714	$932,505,052
26,935,409	93,647,961	(45,502,174)	(67,793,050)	(39,189,099)	(25,122,491)
$390,135,045	$461,743,721	$ 38,577,715	$574,647,710	$ 98,960,615	$907,382,561

$ 81.70	$ 78.93	$ 59.35	$ 85.77	$ 72.77	$ 35.44
4,775,012	5,850,000	650,000	6,700,000	1,360,000	25,600,000

$329,485,956	$363,878,803	$ 38,951,249	$563,081,478	$ 95,868,351	$872,443,814
281,066	1,227,467	1,031,183	12,302,599	5,177,117	2,751,556
$329,767,022	$365,106,270	$ 39,982,432	$575,384,077	$101,045,468	$875,195,370
$ —	$ —	$ —	$ —	$ —	$ —
$ 9,881,437	$ 1,402,717	$ 2,372,823	$ 59,020,411	$ 9,319,489	$ 16,714,042
$ —	$ —	$ —	$ —	$ —	$ —
87

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2019 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
ASSETS
Investments in unaffiliated issuers, at value*	$ 18,781,934	$ 579,998,235	$ 184,545,757
Investments in affiliated issuers, at value	2,871,659	47,507,499	25,764,681
Total Investments	21,653,593	627,505,734	210,310,438
Cash	—	6	84
Receivable for fund shares sold	—	5,409	50
Dividends receivable — unaffiliated issuers	—	353,124	204,431
Dividends receivable — affiliated issuers	101	1,441	381
Securities lending income receivable — unaffiliated issuers	482	3,066	47,350
Securities lending income receivable — affiliated issuers	7,413	48,623	111,509
TOTAL ASSETS	21,661,589	627,917,403	210,674,243
LIABILITIES
Payable upon return of securities loaned	2,836,533	46,993,573	25,667,067
Payable for fund shares repurchased	—	—	—
Advisory fee payable	5,796	161,919	51,462
Trustees’ fees and expenses payable	113	2,339	1,097
TOTAL LIABILITIES	2,842,442	47,157,831	25,719,626
NET ASSETS	$ 18,819,147	$ 580,759,572	$ 184,954,617
NET ASSETS CONSIST OF:
Paid-in Capital	$ 29,476,893	$ 1,850,524,562	$ 709,128,178
Total distributable earnings (loss)	(10,657,746)	(1,269,764,990)	(524,173,561)
NET ASSETS	$ 18,819,147	$ 580,759,572	$ 184,954,617
NET ASSET VALUE PER SHARE
Net asset value per share	$ 81.82	$ 29.26	$ 8.09
Shares outstanding (unlimited amount authorized, $0.01 par value)	230,000	19,850,230	22,850,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 21,917,846	$ 703,689,449	$ 245,556,454
Investments in affiliated issuers	2,871,659	47,507,494	25,764,679
Total cost of investments	$ 24,789,505	$ 751,196,943	$ 271,321,133
* Includes investments in securities on loan, at value	$ 3,863,886	$ 76,420,034	$ 36,212,033
See accompanying notes to financial statements.
88

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

$ 235,401,447	$ 243,459,028	$507,782,815	$233,750,530	$4,155,032	$ 50,713,909
15,684,256	18,459,636	19,180,458	13,814,778	124,273	463,843
251,085,703	261,918,664	526,963,273	247,565,308	4,279,305	51,177,752
—	31,111	—	10,023	—	5
—	923	—	—	—	—
62,556	219,491	139,133	32,453	4,730	6,784
681	1,100	641	622	8	114
4,816	370	3,805	2,060	22	498
12,592	119,856	4,165	6,776	21	137
251,166,348	262,291,515	527,111,017	247,617,242	4,284,086	51,185,290

15,520,461	18,231,442	18,517,363	13,625,370	123,165	406,341
164	—	656	—	—	—
65,213	81,604	138,071	67,212	1,212	14,783
1,074	1,336	395	56	25	409
15,586,912	18,314,382	18,656,485	13,692,638	124,402	421,533
$ 235,579,436	$ 243,977,133	$508,454,532	$233,924,604	$4,159,684	$ 50,763,757

$ 549,689,839	$ 697,946,787	$510,693,779	$236,835,649	$4,377,655	$ 83,073,320
(314,110,403)	(453,969,654)	(2,239,247)	(2,911,045)	(217,971)	(32,309,563)
$ 235,579,436	$ 243,977,133	$508,454,532	$233,924,604	$4,159,684	$ 50,763,757

$ 45.74	$ 46.03	$ 105.93	$ 101.71	$ 83.19	$ 70.02
5,150,270	5,300,226	4,800,000	2,300,000	50,000	725,000

$ 253,361,048	$ 273,635,845	$456,388,495	$231,379,886	$3,987,999	$ 55,623,317
15,684,256	18,459,624	19,180,458	13,814,778	124,273	463,846
$ 269,045,304	$ 292,095,469	$475,568,953	$245,194,664	$4,112,272	$ 56,087,163
$ 56,557,781	$ 30,880,247	$ 56,625,873	$ 33,388,486	$ 304,571	$ 5,870,364
89

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2019 (Unaudited)

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
ASSETS
Investments in unaffiliated issuers, at value*	$128,692,396	$154,176,966	$ 829,861,826
Investments in affiliated issuers, at value	176,245	832,753	252,385,543
Total Investments	128,868,641	155,009,719	1,082,247,369
Cash	53	—	—
Receivable for investments sold	3,243,408	—	43,346,382
Dividends receivable — unaffiliated issuers	49,929	231,457	2,013,739
Dividends receivable — affiliated issuers	209	372	451,000
Interest receivable — unaffiliated issuers	—	—	331,868
Securities lending income receivable — unaffiliated issuers	829	182	—
Securities lending income receivable — affiliated issuers	262	280	84,272
Other Receivable	—	—	756
TOTAL ASSETS	132,163,331	155,242,010	1,128,475,386
LIABILITIES
Due to custodian	—	—	81,352
Payable upon return of securities loaned	—	667,170	19,197,543
Payable for investments purchased	3,275,240	—	43,791,625
Advisory fee payable	38,466	25,812	400,479
Trustees’ fees and expenses payable	586	758	422
Accrued expenses and other liabilities	—	45	—
TOTAL LIABILITIES	3,314,292	693,785	63,471,421
NET ASSETS	$128,849,039	$154,548,225	$1,065,003,965
NET ASSETS CONSIST OF:
Paid-in Capital	$178,549,517	$162,467,115	$1,087,999,698
Total distributable earnings (loss)	(49,700,478)	(7,918,890)	(22,995,733)
NET ASSETS	$128,849,039	$154,548,225	$1,065,003,965
NET ASSET VALUE PER SHARE
Net asset value per share	$ 64.42	$ 77.27	$ 43.92
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,000,000	2,000,000	24,250,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$136,197,344	$151,715,469	$ 810,742,277
Investments in affiliated issuers	176,244	832,751	247,803,557
Total cost of investments	$136,373,588	$152,548,220	$1,058,545,834
* Includes investments in securities on loan, at value	$ 10,462,040	$ 2,345,852	$ 19,235,452
See accompanying notes to financial statements.
90

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91

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR FactSet Innovative Technology ETF	SPDR Global Dow ETF	SPDR MSCI USA StrategicFactorsSM ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 72,965	$1,437,467	$ 5,305,041
Dividend income — affiliated issuers	367	1,447	11,832
Unaffiliated securities lending income	7,645	491	2,410
Affiliated securities lending income	10,080	2,612	1,431
Foreign taxes withheld	—	(36,450)	(512)
TOTAL INVESTMENT INCOME (LOSS)	91,057	1,405,567	5,320,202
EXPENSES
Advisory fee	148,828	228,025	374,185
Trustees’ fees and expenses	540	728	2,576
Miscellaneous expenses	52	11	133
TOTAL EXPENSES	149,420	228,764	376,894
Expenses waived/reimbursed by the Adviser	—	—	—
NET EXPENSES	149,420	228,764	376,894
NET INVESTMENT INCOME (LOSS)	$ (58,363)	$1,176,803	$ 4,943,308
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,046,401)	(871,667)	(1,483,357)
Investments — affiliated issuers	(1)	(4)	(7,462)
In-kind redemptions — unaffiliated issuers	10,916,490	3,198,002	14,414,835
In-kind redemptions — affiliated issuers	—	—	12,629
Foreign currency transactions	—	(157)	(1)
Net realized gain (loss)	8,870,088	2,326,174	12,936,644
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers*	(4,702,438)	2,568,339	39,793,271
Investments — affiliated issuers	—	—	121,848
Foreign currency translations	—	1,320	9
Net change in unrealized appreciation/depreciation	(4,702,438)	2,569,659	39,915,128
NET REALIZED AND UNREALIZED GAIN (LOSS)	4,167,650	4,895,833	52,851,772
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ 4,109,287	$6,072,636	$57,795,080
* Includes foreign deferred taxes	$ —	$ (5,984)	$ —
See accompanying notes to financial statements.
92

SPDR NYSE Technology ETF	SPDR S&P 500 Fossil Fuel Reserves Free ETF	SPDR S&P Capital Markets ETF	SPDR S&P Health Care Equipment ETF	SPDR S&P Health Care Services ETF	SPDR S&P Insurance ETF

1,892,102	$ 3,867,758	$ 528,892	$ 774,416	$ 287,501	$10,175,242
5,407	10,659	12,220	1,552	2,927	18,801
2,430	1,607	988	27,194	4,839	2,106
4,924	453	336	23,961	3,420	2,357
(51,621)	—	—	—	—	—
1,853,242	3,880,477	542,436	827,123	298,687	10,198,506

664,325	499,437	66,173	1,017,066	156,813	1,666,408
3,223	2,612	325	4,635	919	6,066
501	—	56	482	85	590
668,049	502,049	66,554	1,022,183	157,817	1,673,064
—	(99,887)	—	—	—	—
668,049	402,162	66,554	1,022,183	157,817	1,673,064
$ 1,185,193	$ 3,478,315	$ 475,882	$ (195,060)	$ 140,870	$ 8,525,442

(1,245,875)	(488,724)	(302,263)	(23,754,182)	(3,490,335)	(6,504,033)
(3)	(67)	(104,179)	(15)	(51)	(43)
59,022,103	2,043,387	254,440	32,450,597	656,917	50,911,112
—	987	3,859	—	—	—
—	—	—	—	—	—
57,776,225	1,555,583	(148,143)	8,696,400	(2,833,469)	44,407,036

(8,862,683)	39,355,280	2,220,579	13,757,254	12,565,714	(3,437,338)
—	141,666	386,520	—	—	35
—	—	—	—	—	—
(8,862,683)	39,496,946	2,607,099	13,757,254	12,565,714	(3,437,303)
48,913,542	41,052,529	2,458,956	22,453,654	9,732,245	40,969,733
$50,098,735	$44,530,844	$2,934,838	$ 22,258,594	$ 9,873,115	$49,495,175
$ —	$ —	$ —	$ —	$ —	$ —
93

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR S&P Internet ETF	SPDR S&P Metals & Mining ETF	SPDR S&P Oil & Gas Equipment & Services ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 82,833	$ 3,981,068	$ 1,566,385
Dividend income — affiliated issuers	743	8,966	2,002
Unaffiliated securities lending income	3,804	69,873	90,918
Affiliated securities lending income	48,919	185,854	160,216
Foreign taxes withheld	—	—	(23,027)
TOTAL INVESTMENT INCOME (LOSS)	136,299	4,245,761	1,796,494
EXPENSES
Advisory fee	45,809	815,670	262,908
Trustees’ fees and expenses	368	4,018	1,665
Miscellaneous expenses	39	454	217
TOTAL EXPENSES	46,216	820,142	264,790
NET INVESTMENT INCOME (LOSS)	$ 90,083	$ 3,425,619	$ 1,531,704
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,874,513)	(51,742,924)	(64,148,676)
Investments — affiliated issuers	(1)	(21)	24
In-kind redemptions — unaffiliated issuers	(162,742)	19,859,572	2,962,729
Net realized gain (loss)	(5,037,256)	(31,883,373)	(61,185,923)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,126,059	40,460,822	40,119,109
Investments — affiliated issuers	—	5	2
Net change in unrealized appreciation/depreciation	2,126,059	40,460,827	40,119,111
NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,911,197)	8,577,454	(21,066,812)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(2,821,114)	$ 12,003,073	$(19,535,108)
See accompanying notes to financial statements.
94

SPDR S&P Pharmaceuticals ETF	SPDR S&P Retail ETF	SPDR S&P Semiconductor ETF	SPDR S&P Software & Services ETF	SPDR S&P Technology Hardware ETF	SPDR S&P Telecom ETF

829,684	$ 2,429,817	$ 1,735,023	$ 443,177	$ 20,322	$ 308,567
3,159	9,140	4,142	3,079	61	861
23,750	32,392	23,116	25,953	279	3,912
192,656	608,885	24,352	74,489	99	1,263
—	—	—	—	—	—
1,049,249	3,080,234	1,786,633	546,698	20,761	314,603

339,937	479,899	652,891	406,818	6,775	93,374
1,909	2,648	2,241	1,715	51	740
226	377	229	124	4	96
342,072	482,924	655,361	408,657	6,830	94,210
$ 707,177	$ 2,597,310	$ 1,131,272	$ 138,041	$ 13,931	$ 220,393

(30,075,791)	(22,118,141)	(3,645,642)	(2,146,995)	(65,213)	(2,283,682)
(13)	(35)	(61)	(44)	—	(16)
22,909,521	26,367,036	38,602,875	18,578,385	78,729	138,627
(7,166,283)	4,248,860	34,957,172	16,431,346	13,516	(2,145,071)

35,529,188	18,902,347	52,850,575	(4,809,532)	346,659	3,672,701
—	12	—	—	—	(3)
35,529,188	18,902,359	52,850,575	(4,809,532)	346,659	3,672,698
28,362,905	23,151,219	87,807,747	11,621,814	360,175	1,527,627
$ 29,070,082	$ 25,748,529	$88,939,019	$11,759,855	$374,106	$ 1,748,020
95

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR S&P Transportation ETF	SPDR SSGA Gender Diversity Index ETF	SPDR Wells Fargo® Preferred Stock ETF
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$ 870,874	$ 2,383,725	$21,333,822
Dividend income — affiliated issuers	2,044	3,215	5,565,803
Unaffiliated securities lending income	23,010	2,086	7,606
Affiliated securities lending income	4,759	1,606	875,014
Foreign taxes withheld	—	—	(3,345)
TOTAL INVESTMENT INCOME (LOSS)	900,687	2,390,632	27,778,900
EXPENSES
Advisory fee	234,864	243,760	2,124,842
Trustees’ fees and expenses	1,238	2,252	5,303
Miscellaneous expenses	142	—	—
TOTAL EXPENSES	236,244	246,012	2,130,145
NET INVESTMENT INCOME (LOSS)	$ 664,443	$ 2,144,620	$25,648,755
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(742,765)	(8,705,875)	(2,753,126)
Investments — affiliated issuers	(3)	(22)	(1,516,623)
In-kind redemptions — unaffiliated issuers	2,415,945	44,923,537	1,082,182
In-kind redemptions — affiliated issuers	—	—	280,289
Net realized gain (loss)	1,673,177	36,217,640	(2,907,278)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,475,326	(27,563,278)	17,940,758
Investments — affiliated issuers	1	2	5,263,650
Net change in unrealized appreciation/depreciation	4,475,327	(27,563,276)	23,204,408
NET REALIZED AND UNREALIZED GAIN (LOSS)	6,148,504	8,654,364	20,297,130
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,812,947	$ 10,798,984	$45,945,885
See accompanying notes to financial statements.
96

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97

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR FactSet Innovative Technology ETF		SPDR Global Dow ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (58,363)	$ 52,200	$ 1,176,803	$ 2,381,236
Net realized gain (loss)	8,870,088	(1,681,975)	2,326,174	6,069,207
Net change in unrealized appreciation/depreciation	(4,702,438)	4,486,509	2,569,659	(3,096,170)
Net increase (decrease) in net assets resulting from operations	4,109,287	2,856,734	6,072,636	5,354,273
Net equalization credits and charges	60,368	(76,967)	(3,706)	(26,916)
Distributions to shareholders	(88,201)	(928,241)	(1,260,869)	(2,331,114)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	21,369,982	78,126,624	4,261,664	12,794,235
Cost of shares redeemed	(38,120,372)	(44,190,909)	(6,361,932)	(14,999,406)
Net income equalization	(60,368)	76,967	3,706	26,916
Other Capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(16,810,758)	34,012,682	(2,096,562)	(2,178,255)
Contribution from Adviser
Contribution from Affiliate (Note 3)	—	—	—	21,290
Net increase (decrease) in net assets during the period	(12,729,304)	35,864,208	2,711,499	839,278
Net assets at beginning of period	73,978,213	38,114,005	91,549,599	90,710,321
NET ASSETS AT END OF PERIOD	$ 61,248,909	$ 73,978,213	$94,261,098	$ 91,549,599
SHARES OF BENEFICIAL INTEREST:
Shares sold	190,000	800,000	50,000	150,000
Shares redeemed	(350,000)	(500,000)	(75,000)	(175,000)
Net increase (decrease) from share transactions	(160,000)	300,000	(25,000)	(25,000)
See accompanying notes to financial statements.
98

SPDR MSCI USA StrategicFactorsSM ETF		SPDR NYSE Technology ETF		SPDR S&P 500 Fossil Fuel Reserves Free ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 4,943,308	$ 3,507,909	$ 1,185,193	$ 4,355,794	$ 3,478,315	$ 5,406,466
12,936,644	6,042,548	57,776,225	160,162,730	1,555,583	11,650,238
39,915,128	16,585,506	(8,862,683)	(243,313,146)	39,496,946	18,160,137
57,795,080	26,135,963	50,098,735	(78,794,622)	44,530,844	35,216,841
1,503,504	1,088,783	(90,434)	(575,672)	143,134	115,694
(6,885,432)	(4,267,560)	(1,322,477)	(101,484,175)	(3,604,757)	(5,768,140)

329,673,221	284,125,031	95,012,955	203,355,952	61,542,368	90,803,013
(72,642,912)	(50,945,737)	(182,333,890)	(569,292,828)	(5,995,428)	(36,866,106)
(1,503,504)	(1,088,783)	90,434	575,672	(143,134)	(115,694)
—	—	—	10,545	—	—
255,526,805	232,090,511	(87,230,501)	(365,350,659)	55,403,806	53,821,213

11,452	—	—	—	—	—
307,951,409	255,047,697	(38,544,677)	(546,205,128)	96,473,027	83,385,608
348,227,710	93,180,013	428,679,722	974,884,850	365,270,694	281,885,086
$656,179,119	$348,227,710	$ 390,135,045	$ 428,679,722	$461,743,721	$365,270,694

3,680,000	3,460,000	1,200,000	2,650,000	820,000	1,350,000
(790,000)	(620,000)	(2,325,000)	(7,200,000)	(80,000)	(540,000)
2,890,000	2,840,000	(1,125,000)	(4,550,000)	740,000	810,000
99

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Capital Markets ETF		SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 475,882	$ 1,250,300	$ (195,060)	$ 822,684
Net realized gain (loss)	(148,143)	10,235,411	8,696,400	46,433,249
Net change in unrealized appreciation/depreciation	2,607,099	(18,998,818)	13,757,254	(54,241,461)
Net increase (decrease) in net assets resulting from operations	2,934,838	(7,513,107)	22,258,594	(6,985,528)
Net equalization credits and charges	(3,512)	(279,473)	19,117	10,700
Distributions to shareholders	(475,921)	(1,350,764)	(21,306)	(854,556)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	5,832,585	136,371,738	631,643,403
Cost of shares redeemed	(2,710,685)	(94,248,268)	(193,879,321)	(479,379,205)
Net income equalization	3,512	279,473	(19,117)	(10,700)
Net increase (decrease) in net assets from beneficial interest transactions	(2,707,173)	(88,136,210)	(57,526,700)	152,253,498
Net increase (decrease) in net assets during the period	(251,768)	(97,279,554)	(35,270,295)	144,424,114
Net assets at beginning of period	38,829,483	136,109,037	609,918,005	465,493,891
NET ASSETS AT END OF PERIOD	$38,577,715	$ 38,829,483	$ 574,647,710	$ 609,918,005
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	100,000	1,650,000	7,750,000
Shares redeemed	(50,000)	(1,750,000)	(2,400,000)	(6,250,000)
Net increase (decrease) from share transactions	(50,000)	(1,650,000)	(750,000)	1,500,000
See accompanying notes to financial statements.
100

SPDR S&P Health Care Services ETF		SPDR S&P Insurance ETF		SPDR S&P Internet ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 140,870	$ 357,807	$ 8,525,442	$ 13,433,129	$ 90,083	$ 203,139
(2,833,469)	5,474,577	44,407,036	42,535,720	(5,037,256)	3,401,608
12,565,714	(13,788,449)	(3,437,303)	53,788,874	2,126,059	(4,666,528)
9,873,115	(7,956,065)	49,495,175	109,757,723	(2,821,114)	(1,061,781)
1,624	6,124	(325,968)	599,385	(2,807)	(15,478)
(2,235,524)	(349,354)	(8,353,117)	(14,170,201)	(89,185)	(888,555)

13,179,048	89,684,194	175,139,063	769,943,829	—	49,529,295
(12,417,126)	(87,828,208)	(375,241,148)	(507,289,092)	(13,042,169)	(47,858,227)
(1,624)	(6,124)	325,968	(599,385)	2,807	15,478
760,298	1,849,862	(199,776,117)	262,055,352	(13,039,362)	1,686,546
8,399,513	(6,449,433)	(158,960,027)	358,242,259	(15,952,468)	(279,268)
90,561,102	97,010,535	1,066,342,588	708,100,329	34,771,615	35,050,883
$ 98,960,615	$ 90,561,102	$ 907,382,561	$1,066,342,588	$ 18,819,147	$ 34,771,615

200,000	1,290,000	5,000,000	23,800,000	—	540,000
(200,000)	(1,330,000)	(10,750,000)	(16,200,000)	(160,000)	(550,000)
—	(40,000)	(5,750,000)	7,600,000	(160,000)	(10,000)
101

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Metals & Mining ETF		SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 3,425,619	$ 11,054,944	$ 1,531,704	$ 2,025,326
Net realized gain (loss)	(31,883,373)	(98,255,758)	(61,185,923)	(94,159,483)
Net change in unrealized appreciation/depreciation	40,460,827	(59,974,372)	40,119,111	(75,699,703)
Net increase (decrease) in net assets resulting from operations	12,003,073	(147,175,186)	(19,535,108)	(167,833,860)
Net equalization credits and charges	437,136	755,022	57,629	(30,952)
Distributions to shareholders	(4,120,087)	(11,743,879)	(1,510,709)	(1,966,106)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	755,831,831	1,572,087,539	142,331,084	277,149,812
Cost of shares redeemed	(717,934,155)	(1,730,695,271)	(123,028,866)	(323,574,687)
Net income equalization	(437,136)	(755,022)	(57,629)	30,952
Net increase (decrease) in net assets from beneficial interest transactions	37,460,540	(159,362,754)	19,244,589	(46,393,923)
Net increase (decrease) in net assets during the period	45,780,662	(317,526,797)	(1,743,599)	(216,224,841)
Net assets at beginning of period	534,978,910	852,505,707	186,698,216	402,923,057
NET ASSETS AT END OF PERIOD	$ 580,759,572	$ 534,978,910	$ 184,954,617	$ 186,698,216
SHARES OF BENEFICIAL INTEREST:
Shares sold	27,700,000	51,600,000	18,850,000	21,850,000
Shares redeemed	(26,700,000)	(56,750,000)	(15,400,000)	(26,200,000)
Net increase (decrease) from share transactions	1,000,000	(5,150,000)	3,450,000	(4,350,000)
See accompanying notes to financial statements.
102

SPDR S&P Pharmaceuticals ETF		SPDR S&P Retail ETF		SPDR S&P Semiconductor ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 707,177	$ 1,641,206	$ 2,597,310	$ 7,053,567	$ 1,131,272	$ 2,599,005
(7,166,283)	(10,453,155)	4,248,860	(109,885,901)	34,957,172	23,211,936
35,529,188	(15,868,275)	18,902,359	8,487,945	52,850,575	5,350,003
29,070,082	(24,680,224)	25,748,529	(94,344,389)	88,939,019	31,160,944
(5,676)	30,720	(433,261)	(40,809)	16,491	(115,201)
(766,163)	(1,938,034)	(2,199,831)	(7,159,538)	(1,168,909)	(2,713,146)

169,649,323	187,283,499	3,121,718,676	9,102,710,896	287,074,421	331,262,324
(175,090,225)	(283,258,786)	(3,164,328,109)	(9,107,297,001)	(157,575,731)	(386,690,838)
5,676	(30,720)	433,261	40,809	(16,491)	115,201
(5,435,226)	(96,006,007)	(42,176,172)	(4,545,296)	129,482,199	(55,313,313)
22,863,017	(122,593,545)	(19,060,735)	(106,090,032)	217,268,800	(26,980,716)
212,716,419	335,309,964	263,037,868	369,127,900	291,185,732	318,166,448
$ 235,579,436	$ 212,716,419	$ 243,977,133	$ 263,037,868	$ 508,454,532	$ 291,185,732

4,350,000	4,350,000	73,350,000	197,000,000	2,975,000	4,400,000
(4,550,000)	(6,800,000)	(74,250,000)	(198,400,000)	(1,625,000)	(5,350,000)
(200,000)	(2,450,000)	(900,000)	(1,400,000)	1,350,000	(950,000)
103

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR S&P Software & Services ETF		SPDR S&P Technology Hardware ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 138,041	$ 334,454	$ 13,931	$ 38,220
Net realized gain (loss)	16,431,346	31,589,618	13,516	490,631
Net change in unrealized appreciation/depreciation	(4,809,532)	(8,990,085)	346,659	105,057
Net increase (decrease) in net assets resulting from operations	11,759,855	22,933,987	374,106	633,908
Net equalization credits and charges	15,166	(41,664)	402	1,030
Distributions to shareholders	(149,623)	(396,979)	(15,886)	(95,555)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	83,115,693	247,616,693	1,540,500	4,053,613
Cost of shares redeemed	(110,062,105)	(109,872,274)	(760,728)	(5,291,772)
Net income equalization	(15,166)	41,664	(402)	(1,030)
Net increase (decrease) in net assets from beneficial interest transactions	(26,961,578)	137,786,083	779,370	(1,239,189)
Net increase (decrease) in net assets during the period	(15,336,180)	160,281,427	1,137,992	(699,806)
Net assets at beginning of period	249,260,784	88,979,357	3,021,692	3,721,498
NET ASSETS AT END OF PERIOD	$ 233,924,604	$ 249,260,784	$4,159,684	$ 3,021,692
SHARES OF BENEFICIAL INTEREST:
Shares sold	840,000	2,730,000	20,000	60,000
Shares redeemed	(1,130,000)	(1,240,000)	(10,000)	(70,000)
Net increase (decrease) from share transactions	(290,000)	1,490,000	10,000	(10,000)
See accompanying notes to financial statements.
104

SPDR S&P Telecom ETF		SPDR S&P Transportation ETF		SPDR SSGA Gender Diversity Index ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 220,393	$ 1,373,257	$ 664,443	$ 1,977,250	$ 2,144,620	$ 6,439,543
(2,145,071)	460,510	1,673,177	9,792,024	36,217,640	34,691,027
3,672,698	(5,804,451)	4,475,327	(18,964,162)	(27,563,276)	(18,638,512)
1,748,020	(3,970,684)	6,812,947	(7,194,888)	10,798,984	22,492,058
(3,092)	(153,927)	(54,335)	(41,525)	(182,473)	112,813
(215,050)	(1,243,213)	(621,858)	(1,947,157)	(2,094,826)	(23,505,805)

3,423,022	100,076,082	4,571,669	48,855,475	156,492,617	102,457,293
(11,737,174)	(199,777,651)	(30,068,307)	(124,987,972)	(294,530,884)	(149,699,224)
3,092	153,927	54,335	41,525	182,473	(112,813)
(8,311,060)	(99,547,642)	(25,442,303)	(76,090,972)	(137,855,794)	(47,354,744)
(6,781,182)	(104,915,466)	(19,305,549)	(85,274,542)	(129,334,109)	(48,255,678)
57,544,939	162,460,405	148,154,588	233,429,130	283,882,334	332,138,012
$ 50,763,757	$ 57,544,939	$128,849,039	$ 148,154,588	$ 154,548,225	$ 283,882,334

50,000	1,400,000	70,000	750,000	2,100,000	1,450,000
(175,000)	(2,800,000)	(490,000)	(2,030,000)	(3,950,000)	(2,200,000)
(125,000)	(1,400,000)	(420,000)	(1,280,000)	(1,850,000)	(750,000)
105

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Wells Fargo® Preferred Stock ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 25,648,755	$ 38,503,828
Net realized gain (loss)	(2,907,278)	(10,559,966)
Net change in unrealized appreciation/depreciation	23,204,408	8,711,226
Net increase (decrease) in net assets resulting from operations	45,945,885	36,655,088
Net equalization credits and charges	(341,133)	(184,618)
Distributions to shareholders	(30,075,154)	(40,198,624)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	260,752,043	362,219,105
Cost of shares redeemed	(41,431,535)	(117,654,854)
Net income equalization	341,133	184,618
Net increase (decrease) in net assets from beneficial interest transactions	219,661,641	244,748,869
Contribution from Affiliate (Note 3)	—	757
Net increase (decrease) in net assets during the period	235,191,239	241,021,472
Net assets at beginning of period	829,812,726	588,791,254
NET ASSETS AT END OF PERIOD	$1,065,003,965	$ 829,812,726
SHARES OF BENEFICIAL INTEREST:
Shares sold	5,950,000	8,500,000
Shares redeemed	(950,000)	(2,850,000)
Net increase (decrease) from share transactions	5,000,000	5,650,000
See accompanying notes to financial statements.
106

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR FactSet Innovative Technology ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 1/14/16*- 6/30/16
Net asset value, beginning of period	$105.68	$ 95.29	$ 69.83	$54.83	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	(0.09)	0.08	0.20	(0.04)	(0.03)
Net realized and unrealized gain (loss) (b)	7.89	11.66	27.36	15.99	4.86
Total from investment operations	7.80	11.74	27.56	15.95	4.83
Net equalization credits and charges (a)	0.10	(0.11)	(0.74)	0.15	—
Distributions to shareholders from:
Net investment income	(0.16)	(0.10)	(0.26)	(0.29)	—
Net realized gains	—	(1.14)	(1.10)	(0.81)	—
Total distributions	(0.16)	(1.24)	(1.36)	(1.10)	—
Net asset value, end of period	$113.42	$105.68	$ 95.29	$69.83	$54.83
Total return (c)	7.48%	12.58%	38.83%	29.69%	9.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$61,249	$73,978	$38,114	$6,983	$5,483
Ratios to average net assets:
Total expenses	0.45%(d)	0.45%	0.45%	0.45%	0.46%(d)
Net investment income (loss)	(0.18)%(d)	0.08%	0.24%	(0.06)%	(0.12)%(d)
Portfolio turnover rate (e)	39%(f)	43%	34%	78%	11%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
107

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Global Dow ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 85.13	$ 82.43	$ 76.65	$ 64.07	$ 69.67	$ 72.15
Income (loss) from investment operations:
Net investment income (loss) (a)	1.10	2.15	1.75	1.54	1.55	1.65
Net realized and unrealized gain (loss) (b)	4.68	2.67	5.81	12.69	(5.53)	(2.55)
Total from investment operations	5.78	4.82	7.56	14.23	(3.98)	(0.90)
Net equalization credits and charges (a)	(0.00)(c)	(0.02)	0.00(c)	(0.03)	(0.03)	(0.01)
Contribution from Affiliate	—	0.02	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.18)	(2.12)	(1.78)	(1.62)	(1.59)	(1.57)
Net asset value, end of period	$ 89.73	$ 85.13	$ 82.43	$ 76.65	$ 64.07	$ 69.67
Total return (d)	6.87%	5.94%(e)	9.86%	22.34%	(5.68)%	(1.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$94,261	$91,550	$90,710	$88,185	$86,521	$108,027
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income (loss)	2.58%(f)	2.60%	2.11%	2.18%	2.39%	2.33%
Portfolio turnover rate (g)	7%(h)	11%	10%	10%	15%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 5.91%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
108

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR MSCI USA StrategicFactorsSM ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	For the Period 04/15/15*- 6/30/15
Net asset value, beginning of period	$ 86.19	$ 77.65	$ 69.73	$ 61.57	$58.58	$60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.90	1.67	1.44	1.38	1.27	0.26
Net realized and unrealized gain (loss) (b)	8.33	7.99	7.82	7.93	3.00	(1.44)
Total from investment operations	9.23	9.66	9.26	9.31	4.27	(1.18)
Net equalization credits and charges (a)	0.27	0.52	0.06	0.22	0.01	—
Contribution from Affiliate	0.00(c)	—	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.00)	(1.64)	(1.36)	(1.37)	(1.28)	(0.24)
Net realized gains	—	—	(0.04)	—	(0.01)	—
Total distributions	(1.00)	(1.64)	(1.40)	(1.37)	(1.29)	(0.24)
Net asset value, end of period	$ 94.69	$ 86.19	$ 77.65	$ 69.73	$61.57	$58.58
Total return (d)	11.02%	13.35%	13.41%	15.61%	7.45%	(1.98)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$656,179	$348,228	$93,180	$41,839	$6,157	$5,858
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%(e)
Net investment income (loss)	1.98%(e)	2.04%	1.90%	2.06%	2.16%	2.11%(e)
Portfolio turnover rate (f)	7%(g)	18%	18%	23%	17%	10%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	If an affiliate had not made a contribution during the period ended December 31, 2019, the total return would have remained 11.02%.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
109

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR NYSE Technology ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 72.66	$ 93.29	$ 72.80	$ 52.63	$ 50.26	$ 47.72
Income (loss) from investment operations:
Net investment income (loss) (b)	0.24	0.56	0.55	0.54	0.49	0.48
Net realized and unrealized gain (loss) (c)	9.09	(3.48)	20.98	20.17	2.31	2.48
Total from investment operations	9.33	(2.92)	21.53	20.71	2.80	2.96
Net equalization credits and charges (b)	(0.02)	(0.07)	0.00(d)	0.00(d)	0.00(d)	0.03
Voluntary contribution from Adviser	—	—	—	—	0.06	—
Distributions to shareholders from:
Net investment income	(0.27)	(0.58)	(0.48)	(0.54)	(0.49)	(0.45)
Net realized gains	—	(17.06)	(0.56)	—	—	—
Total distributions	(0.27)	(17.64)	(1.04)	(0.54)	(0.49)	(0.45)
Net asset value, end of period	$ 81.70	$ 72.66	$ 93.29	$ 72.80	$ 52.63	$ 50.26
Total return (e)	12.84%	1.04%	29.71%	39.46%	5.73%(f)	6.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$390,135	$428,680	$974,885	$711,637	$489,477	$412,108
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%	0.35%	0.35%	0.42%
Net investment income (loss)	0.62%(g)	0.68%	0.64%	0.85%	0.94%	0.94%
Portfolio turnover rate (h)	19%(i)	10%	36%	14%	32%	9%
(a)	On September 8, 2015, the SPDR NYSE Technology ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the year ended June 30, 2016, the total return would have remained 5.62%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
110

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P 500 Fossil Fuel Reserves Free ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 11/30/15*- 6/30/16
Net asset value, beginning of period	$ 71.48	$ 65.55	$ 58.69	$ 50.16	$ 50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.65	1.17	1.10	1.02	0.58
Net realized and unrealized gain (loss) (b)	7.41	5.96	6.84	8.52	0.11
Total from investment operations	8.06	7.13	7.94	9.54	0.69
Net equalization credits and charges (a)	0.03	0.03	0.04	0.03	0.03
Distributions to shareholders from:
Net investment income	(0.64)	(1.23)	(1.10)	(1.04)	(0.56)
Net realized gains	—	—	(0.02)	0.00(c)	—
Total distributions	(0.64)	(1.23)	(1.12)	(1.04)	(0.56)
Net asset value, end of period	$ 78.93	$ 71.48	$ 65.55	$ 58.69	$ 50.16
Total return (d)	11.36%	11.04%	13.67%	19.22%	1.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$461,744	$365,271	$281,885	$152,600	$100,328
Ratios to average net assets:
Total expenses	0.25%(e)	0.25%	0.25%	0.25%	0.25%(e)
Net expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%(e)
Net investment income (loss)	1.74%(e)	1.74%	1.72%	1.86%	2.05%(e)
Portfolio turnover rate (f)	2%(g)	6%	5%	4%	6%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
111

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Capital Markets ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 55.47	$ 57.92	$ 49.10	$ 36.17	$ 50.69	$ 49.21
Income (loss) from investment operations:
Net investment income (loss) (a)	0.71	0.97	1.21	1.08	0.94	0.94
Net realized and unrealized gain (loss) (b)	3.90	(1.91)	8.83	12.90(c)	(14.51)	1.48
Total from investment operations	4.61	(0.94)	10.04	13.98	(13.57)	2.42
Net equalization credits and charges (a)	(0.01)	(0.22)	(0.02)	0.03	0.09	(0.01)
Distributions to shareholders from:
Net investment income	(0.72)	(1.29)	(1.20)	(1.08)	(1.04)	(0.93)
Net asset value, end of period	$ 59.35	$ 55.47	$ 57.92	$ 49.10	$ 36.17	$ 50.69
Total return (d)	8.34%	(1.86)%	20.43%	39.07%(c)	(26.75)%	4.92%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$38,578	$38,829	$136,109	$103,116	$84,998	$177,409
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.52%(e)	1.75%	2.14%	2.45%	2.17%	1.92%
Portfolio turnover rate (f)	11%(g)	24%	24%	43%	29%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Reflects a non-recurring litigation payment received by the Fund from State Street Corp., an affiliate, which amounted to $0.06 per share outstanding as of March 20, 2017. This payment resulted in an increase to total return of 0.18% for the period ended June 30, 2017.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
112

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Equipment ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 81.87	$ 78.23	$ 61.27	$ 47.36	$ 47.03	$ 39.40
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.03)	0.11	0.02	0.05	0.13	0.14
Net realized and unrealized gain (loss) (c)	3.93	3.64	17.45	13.91	3.41	8.27
Total from investment operations	3.90	3.75	17.47	13.96	3.54	8.41
Net equalization credits and charges (b)	0.00(d)	0.00(d)	(0.02)	(0.00)(d)	(0.00)(d)	0.01
Distributions to shareholders from:
Net investment income	(0.00)(d)	(0.11)	(0.01)	(0.05)	(0.13)	(0.14)
Net realized gains	—	—	(0.48)	—	(3.08)	(0.65)
Total distributions	(0.00)(d)	(0.11)	(0.49)	(0.05)	(3.21)	(0.79)
Net asset value, end of period	$ 85.77	$ 81.87	$ 78.23	$ 61.27	$ 47.36	$ 47.03
Total return (e)	4.77%	4.79%	28.66%	29.49%	7.91%	21.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$574,648	$609,918	$465,494	$140,927	$47,364	$47,027
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	(0.07)%(f)	0.13%	0.03%	0.09%	0.28%	0.31%
Portfolio turnover rate (g)	11%(h)	32%	41%	40%	39%	40%
(a)	On September 8, 2015, the SPDR S&P Health Care Equipment ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
113

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Health Care Services ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 66.59	$ 69.29	$ 64.40	$ 57.28	$ 65.55	$ 50.01
Income (loss) from investment operations:
Net investment income (loss) (b)	0.11	0.23	0.16	0.13	0.13	0.12
Net realized and unrealized gain (loss) (c)	7.72	(2.71)	4.89	7.15	(7.83)	16.07
Total from investment operations	7.83	(2.48)	5.05	7.28	(7.70)	16.19
Net equalization credits and charges (b)	0.00(d)	0.00(d)	(0.00)(d)	(0.03)	(0.00)(d)	(0.02)
Distributions to shareholders from:
Net investment income	(1.65)	(0.22)	(0.16)	(0.13)	(0.11)	(0.10)
Net realized gains	—	—	—	—	(0.46)	(0.53)
Total distributions	(1.65)	(0.22)	(0.16)	(0.13)	(0.57)	(0.63)
Net asset value, end of period	$ 72.77	$ 66.59	$ 69.29	$ 64.40	$ 57.28	$ 65.55
Total return (e)	11.77%	(3.59)%	7.87%	12.69%	(11.74)%	32.52%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$98,961	$90,561	$97,011	$115,913	$283,542	$196,629
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.31%(f)	0.33%	0.25%	0.22%	0.23%	0.21%
Portfolio turnover rate (g)	15%(h)	35%	32%	34%	36%	37%
(a)	On September 8, 2015, the SPDR S&P Health Care Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
114

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Insurance ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 34.01	$ 29.81	$ 29.37	$ 23.71	$ 22.70	$ 21.38
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	0.55	0.52	0.46	0.43	0.40
Net realized and unrealized gain (loss) (c)	1.45	4.19	0.43	5.63	0.99	1.28
Total from investment operations	1.76	4.74	0.95	6.09	1.42	1.68
Net equalization credits and charges (b)	(0.01)	0.02	0.02	0.02	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.32)	(0.56)	(0.53)	(0.45)	(0.41)	(0.39)
Net asset value, end of period	$ 35.44	$ 34.01	$ 29.81	$ 29.37	$ 23.71	$ 22.70
Total return (d)	5.16%	16.16%	3.28%	25.92%	6.37%	8.05%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$907,383	$1,066,343	$708,100	$885,536	$594,003	$377,924
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.79%(e)	1.77%	1.71%	1.68%	1.87%	1.84%
Portfolio turnover rate (f)	9%(g)	21%	24%	26%	32%	17%
(a)	On November 29, 2017, the SPDR S&P Insurance ETF underwent a 3-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
115

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Internet ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/28/16*- 6/30/16
Net asset value, beginning of period	$ 89.16	$ 87.63	$ 67.40	$52.65	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.29	0.36	(0.06)	(0.05)	(0.00)(b)
Net realized and unrealized gain (loss) (c)	(7.24)	2.84	27.23	15.85	2.65
Total from investment operations	(6.95)	3.20	27.17	15.80	2.65
Net equalization credits and charges (a)	(0.01)	(0.03)	(0.25)	0.02	—
Distributions to shareholders from:
Net investment income	(0.38)	(0.37)	—	—	—
Net realized gains	—	(1.27)	(6.69)	(1.07)	—
Total distributions	(0.38)	(1.64)	(6.69)	(1.07)	—
Net asset value, end of period	$ 81.82	$ 89.16	$ 87.63	$67.40	$52.65
Total return (d)	(7.81)%	3.90%	42.73%	30.34%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,819	$34,772	$35,051	$3,370	$5,265
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%(e)
Net investment income (loss)	0.69%(e)	0.41%	(0.07)%	(0.08)%	(0.35)%(e)
Portfolio turnover rate (f)	33%(g)	85%	67%	63%	0%(g)(h)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amount is less than $0.005 per share.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
(h)	Amount is less than 0.5%.
See accompanying notes to financial statements.
116

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Metals & Mining ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 28.38	$ 35.52	$ 29.96	$ 24.37	$ 24.34	$ 42.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.20	0.59	0.73	0.23	0.39	0.50
Net realized and unrealized gain (loss) (b)	0.87	(7.11)	5.51	5.61	(0.04)	(17.82)
Total from investment operations	1.07	(6.52)	6.24	5.84	0.35	(17.32)
Net equalization credits and charges (a)	0.03	0.04	0.07	(0.01)	0.09	(0.01)
Distributions to shareholders from:
Net investment income	(0.22)	(0.66)	(0.75)	(0.24)	(0.41)	(0.59)
Net asset value, end of period	$ 29.26	$ 28.38	$ 35.52	$ 29.96	$ 24.37	$ 24.34
Total return (c)	3.90%	(18.25)%	21.01%	23.93%	2.53%	(41.32)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$580,760	$534,979	$852,506	$692,084	$665,428	$266,503
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.47%(d)	1.90%	2.12%	0.77%	2.03%	1.55%
Portfolio turnover rate (e)	16%(f)	28%	32%	51%	57%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
117

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Oil & Gas Equipment & Services ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 9.62	$ 16.97	$ 15.50	$ 18.74	$ 26.05	$ 49.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.08	0.09	0.26	0.10	0.27	0.51
Net realized and unrealized gain (loss) (b)	(1.54)	(7.35)	1.49	(3.24)	(7.30)	(23.24)
Total from investment operations	(1.46)	(7.26)	1.75	(3.14)	(7.03)	(22.73)
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	0.02	(0.00)(c)	0.01	(0.00)(c)
Contribution from Affiliate	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(0.07)	(0.09)	(0.30)	(0.10)	(0.29)	(0.50)
Net asset value, end of period	$ 8.09	$ 9.62	$ 16.97	$ 15.50	$ 18.74	$ 26.05
Total return (d)	(15.13)%	(42.79)%	11.48%	(16.88)%	(26.87)%	(46.22)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$184,955	$186,698	$402,923	$258,000	$238,941	$246,186
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	2.04%(e)	0.73%	1.62%	0.50%	1.45%	1.56%
Portfolio turnover rate (f)	26%(g)	34%	44%	34%	51%	36%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
118

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Pharmaceuticals ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 39.76	$ 42.99	$ 43.04	$ 41.84	$ 62.34	$ 51.86
Income (loss) from investment operations:
Net investment income (loss) (b)	0.14	0.24	0.25	0.25	0.26	0.41
Net realized and unrealized gain (loss) (c)	6.00	(3.17)	(0.04)	1.21	(17.20)	13.08
Total from investment operations	6.14	(2.93)	0.21	1.46	(16.94)	13.49
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)	(0.00)(d)
Voluntary contribution from Adviser	—	—	—	—	—	0.05
Distributions to shareholders from:
Net investment income	(0.16)	(0.30)	(0.26)	(0.26)	(0.24)	(0.42)
Net realized gains	—	—	—	—	(3.32)	(2.64)
Total distributions	(0.16)	(0.30)	(0.26)	(0.26)	(3.56)	(3.06)
Net asset value, end of period	$ 45.74	$ 39.76	$ 42.99	$ 43.04	$ 41.84	$ 62.34
Total return (e)	15.50%	(6.83)%	0.46%	3.50%	(28.21)%	26.97%(f)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$235,579	$212,716	$335,310	$454,110	$508,393	$1,134,542
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.73%(g)	0.57%	0.60%	0.58%	0.51%	0.72%
Portfolio turnover rate (h)	16%(i)	42%	46%	41%	69%	65%
(a)	On September 8, 2015, the SPDR S&P Pharmaceuticals ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a voluntary contribution during the year ended June 30, 2015, the total return would have been 26.88%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
119

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Retail ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 42.42	$ 48.57	$ 40.72	$ 41.97	$ 49.33	$ 43.38
Income (loss) from investment operations:
Net investment income (loss) (b)	0.41	0.69	0.73	0.61	0.53	0.54
Net realized and unrealized gain (loss) (c)	3.66	(6.18)	7.85	(1.17)	(7.36)	5.85
Total from investment operations	4.07	(5.49)	8.58	(0.56)	(6.83)	6.39
Net equalization credits and charges (b)	(0.07)	(0.00)(d)	(0.06)	(0.09)	0.01	0.05
Distributions to shareholders from:
Net investment income	(0.39)	(0.66)	(0.67)	(0.60)	(0.54)	(0.49)
Net asset value, end of period	$ 46.03	$ 42.42	$ 48.57	$ 40.72	$ 41.97	$ 49.33
Total return (e)	9.46%	(11.33)%	21.07%	(1.59)%	(13.84)%	14.87%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$243,977	$263,038	$369,128	$443,807	$491,027	$1,173,933
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.89%(f)	1.47%	1.66%	1.40%	1.16%	1.15%
Portfolio turnover rate (g)	19%(h)	45%	43%	33%	41%	45%
(a)	On September 8, 2015, the SPDR S&P Retail ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
120

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Semiconductor ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 84.40	$ 72.31	$ 61.70	$ 44.48	$ 43.06	$ 37.58
Income (loss) from investment operations:
Net investment income (loss) (b)	0.29	0.66	0.55	0.41	0.30	0.21
Net realized and unrealized gain (loss) (c)	21.52	12.18	10.59	17.21	1.41	5.47
Total from investment operations	21.81	12.84	11.14	17.62	1.71	5.68
Net equalization credits and charges (b)	0.00(d)	(0.03)	(0.01)	(0.01)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.28)	(0.72)	(0.52)	(0.39)	(0.30)	(0.21)
Net asset value, end of period	$ 105.93	$ 84.40	$ 72.31	$ 61.70	$ 44.48	$ 43.06
Total return (e)	25.86%	17.86%	18.04%	39.67%	4.03%	15.18%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$508,455	$291,186	$318,166	$311,598	$195,692	$219,604
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.61%(f)	0.88%	0.79%	0.72%	0.72%	0.53%
Portfolio turnover rate (g)	14%(h)	32%	29%	37%	50%	42%
(a)	On September 8, 2015, the SPDR S&P Semiconductor ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Software & Services ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 96.24	$ 80.89	$ 62.58	$ 50.60	$ 51.17	$ 44.33
Income (loss) from investment operations:
Net investment income (loss) (b)	0.06	0.19	0.14	0.42	0.24	0.18
Net realized and unrealized gain (loss) (c)	5.47	15.40	18.48	11.98	(0.49)	6.90
Total from investment operations	5.53	15.59	18.62	12.40	(0.25)	7.08
Net equalization credits and charges (b)	0.01	(0.02)	0.00(d)	0.01	(0.00)(d)	(0.01)
Distributions to shareholders from:
Net investment income	(0.07)	(0.22)	(0.13)	(0.43)	(0.23)	(0.17)
Net realized gains	—	—	(0.18)	—	(0.09)	(0.06)
Total distributions	(0.07)	(0.22)	(0.31)	(0.43)	(0.32)	(0.23)
Net asset value, end of period	$ 101.71	$ 96.24	$ 80.89	$ 62.58	$ 50.60	$ 51.17
Total return (e)	5.75%	19.30%	29.83%	24.62%	(0.46)%	16.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$233,925	$249,261	$88,979	$59,450	$45,542	$51,168
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.12%(f)	0.21%	0.19%	0.74%	0.49%	0.37%
Portfolio turnover rate (g)	18%(h)	47%	29%	29%	62%	36%
(a)	On September 8, 2015, the SPDR S&P Software & Services ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
122

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Technology Hardware ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/27/16*- 6/30/16
Net asset value, beginning of period	$75.54	$74.43	$72.03	$53.23	$50.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.54	0.56	0.44	0.02
Net realized and unrealized gain (loss) (b)	7.68	1.67	8.04	19.76	3.21
Total from investment operations	7.96	2.21	8.60	20.20	3.23
Net equalization credits and charges (a)	0.01	0.01	(0.01)	0.01	—
Distributions to shareholders from:
Net investment income	(0.32)	(0.56)	(0.57)	(0.43)	—
Net realized gains	—	(0.55)	(5.62)	(0.98)	—
Total distributions	(0.32)	(1.11)	(6.19)	(1.41)	—
Net asset value, end of period	$83.19	$75.54	$74.43	$72.03	$53.23
Total return (c)	10.57%	3.22%	12.14%	38.27%	6.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,160	$3,022	$3,721	$3,601	$5,323
Ratios to average net assets:
Total expenses	0.35%(d)	0.35%	0.35%	0.35%	0.35%(d)
Net investment income (loss)	0.72%(d)	0.74%	0.75%	0.71%	5.13%(d)
Portfolio turnover rate (e)	24%(f)	40%	29%	45%	0%(f)(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
(g)	Amount is less than 0.5%.
See accompanying notes to financial statements.
123

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Telecom ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 67.70	$ 72.20	$ 70.47	$ 58.39	$ 57.47	$ 56.90
Income (loss) from investment operations:
Net investment income (loss) (a)	0.28	0.80	1.56	1.02	0.76	0.79
Net realized and unrealized gain (loss) (b)	2.32	(4.43)	1.75	11.92	1.05	0.43
Total from investment operations	2.60	(3.63)	3.31	12.94	1.81	1.22
Net equalization credits and charges (a)	(0.00)(c)	(0.09)	0.12	0.04	(0.10)	0.03
Distributions to shareholders from:
Net investment income	(0.28)	(0.78)	(1.70)	(0.90)	(0.79)	(0.68)
Net asset value, end of period	$ 70.02	$ 67.70	$ 72.20	$ 70.47	$ 58.39	$ 57.47
Total return (d)	3.85%	(5.17)%	4.97%	22.25%	3.04%	2.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$50,764	$57,545	$162,460	$77,517	$23,355	$71,843
Ratios to average net assets:
Total expenses	0.35%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.83%(e)	1.12%	2.21%	1.47%	1.37%	1.34%
Portfolio turnover rate (f)	18%(g)	35%	33%	46%	33%	47%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
124

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Transportation ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 61.22	$ 63.09	$ 55.40	$ 43.63	$ 48.48	$ 46.85
Income (loss) from investment operations:
Net investment income (loss) (b)	0.31	0.67	0.49	0.37	0.30	0.23
Net realized and unrealized gain (loss) (c)	3.23	(1.82)	7.68	11.76	(4.63)	1.64
Total from investment operations	3.54	(1.15)	8.17	12.13	(4.33)	1.87
Net equalization credits and charges (b)	(0.03)	(0.01)	(0.00)(d)	0.01	(0.01)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.31)	(0.71)	(0.48)	(0.37)	(0.31)	(0.22)
Net realized gains	—	—	—	—	(0.20)	(0.02)
Total distributions	(0.31)	(0.71)	(0.48)	(0.37)	(0.51)	(0.24)
Net asset value, end of period	$ 64.42	$ 61.22	$ 63.09	$ 55.40	$ 43.63	$ 48.48
Total return (e)	5.75%	(1.80)%	14.74%	27.87%	(8.92)%	3.94%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$128,849	$148,155	$233,429	$182,818	$170,163	$368,395
Ratios to average net assets:
Total expenses	0.35%(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	0.99%(f)	1.09%	0.79%	0.71%	0.66%	0.45%
Portfolio turnover rate (g)	13%(h)	18%	27%	29%	32%	26%
(a)	On September 8, 2015, the SPDR S&P Transportation ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
125

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR SSGA Gender Diversity Index ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 3/8/16*- 6/30/16
Net asset value, beginning of period	$ 73.74	$ 72.20	$ 66.97	$ 62.82	$ 60.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.66	1.48	1.38	1.25	0.35
Net realized and unrealized gain (loss) (b)	3.68	4.78	7.73	7.12	2.78
Total from investment operations	4.34	6.26	9.11	8.37	3.13
Net equalization credits and charges (a)	(0.06)	0.03	0.01	0.01	0.04
Distributions to shareholders from:
Net investment income	(0.75)	(1.74)	(1.38)	(1.26)	(0.35)
Net realized gains	—	(3.01)	(2.51)	(2.97)	—
Total distributions	(0.75)	(4.75)	(3.89)	(4.23)	(0.35)
Net asset value, end of period	$ 77.27	$ 73.74	$ 72.20	$ 66.97	$ 62.82
Total return (c)	5.84%	9.60%	13.80%	13.79%	5.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$154,548	$283,882	$332,138	$321,478	$270,109
Ratios to average net assets:
Total expenses	0.20%(d)	0.20%	0.20%	0.20%	0.20%(d)
Net investment income (loss)	1.76%(d)	2.06%	1.95%	1.93%	1.79%(d)
Portfolio turnover rate (e)	53%(f)	53%	46%	49%	1%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.
126

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Wells Fargo® Preferred Stock ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 43.11	$ 43.29	$ 45.00	$ 45.98	$ 43.32	$ 43.57
Income (loss) from investment operations:
Net investment income (loss) (a)	1.20	2.41	2.46	2.41	2.51	2.42
Net realized and unrealized gain (loss) (b)	1.03	(0.02)	(1.93)	(0.93)	2.48	(0.23)
Total from investment operations	2.23	2.39	0.53	1.48	4.99	2.19
Net equalization credits and charges (a)	(0.02)	(0.01)	0.04	(0.01)	0.12	0.01
Contribution from Affiliate	—	0.00(c)	—	—	—	—
Distributions to shareholders from:
Net investment income	(1.40)	(2.56)	(2.28)	(2.45)	(2.45)	(2.45)
Net asset value, end of period	$ 43.92	$ 43.11	$ 43.29	$ 45.00	$ 45.98	$ 43.32
Total return (d)	5.18%	5.86%(e)	1.34%	3.45%	12.11%	5.11%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,065,004	$829,813	$588,791	$537,704	$565,508	$292,431
Ratios to average net assets:
Total expenses	0.45%(f)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	5.43%(f)	5.72%	5.60%	5.41%	5.61%	5.48%
Portfolio turnover rate (g)	22%(h)	35%	52%	31%	31%	48%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have remained 5.86%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
127

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactors SM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Technology Hardware ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Each Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a
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recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds' policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
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Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR FactSet Innovative Technology ETF
SPDR Global Dow ETF
SPDR MSCI USA StrategicFactorsSM ETF
SPDR NYSE Technology ETF
SPDR S&P 500 Fossil Fuel Reserves Free ETF
SPDR S&P Capital Markets ETF
SPDR S&P Health Care Equipment ETF
SPDR S&P Health Care Services ETF
SPDR S&P Insurance ETF
SPDR S&P Internet ETF
SPDR S&P Metals & Mining ETF
SPDR S&P Oil & Gas Equipment & Services ETF
SPDR S&P Pharmaceuticals ETF
SPDR S&P Retail ETF
SPDR S&P Semiconductor ETF
SPDR S&P Software & Services ETF
SPDR S&P Technology Hardware ETF
SPDR S&P Telecom ETF
SPDR S&P Transportation ETF
SPDR SSGA Gender Diversity Index ETF
SPDR Wells Fargo® Preferred Stock ETF
Distributions
Distributions from net investment income, if any, are declared and paid quarterly, except SPDR MSCI USA StrategicFactors ETF which declares and pays semi-annually and SPDR Wells Fargo® Preferred Stock ETF which declares and pays monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
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3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR FactSet Innovative Technology ETF	0.45%
SPDR Global Dow ETF	0.50
SPDR MSCI USA StrategicFactorsSM ETF	0.15
SPDR NYSE Technology ETF	0.35
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.25
SPDR S&P Capital Markets ETF	0.35
SPDR S&P Health Care Equipment ETF	0.35
SPDR S&P Health Care Services ETF	0.35
SPDR S&P Insurance ETF	0.35
SPDR S&P Internet ETF	0.35
SPDR S&P Metals & Mining ETF	0.35
SPDR S&P Oil & Gas Equipment & Services ETF	0.35
SPDR S&P Pharmaceuticals ETF	0.35
SPDR S&P Retail ETF	0.35
SPDR S&P Semiconductor ETF	0.35
SPDR S&P Software & Services ETF	0.35
SPDR S&P Technology Hardware ETF	0.35
SPDR S&P Telecom ETF	0.35
SPDR S&P Transportation ETF	0.35
SPDR SSGA Gender Diversity Index ETF	0.20
SPDR Wells Fargo® Preferred Stock ETF	0.45
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
For the SPDR S&P 500 Fossil Fuel Reserves Free ETF, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until October 31, 2020, so that the net annual fund operating expenses before application of any fees and expenses not paid by the Adviser pursuant to the Investment Advisory Agreement, if any, are limited to 0.20% of the Fund's average daily net assets. The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2020. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board.
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Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
On September 25, 2018, State Street agreed to make a contribution of $21,290 to the SPDR Global Dow ETF in connection with a portfolio accounting matter.
On March 14, 2019, State Street agreed to make a contribution of $757 to the SPDR Wells Fargo Preferred Stock ETF in connection with a portfolio accounting matter.
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR FactSet Innovative Technology ETF	$ 25,651,724	$ 25,257,141
SPDR Global Dow ETF	6,296,480	6,010,049
SPDR MSCI USA StrategicFactorsSM ETF	42,495,158	36,536,879
SPDR NYSE Technology ETF	71,876,350	71,759,532
SPDR S&P 500 Fossil Fuel Reserves Free ETF	8,641,279	6,088,591
SPDR S&P Capital Markets ETF	4,292,169	4,184,744
SPDR S&P Health Care Equipment ETF	62,992,836	64,641,303
SPDR S&P Health Care Services ETF	13,252,953	15,323,164
SPDR S&P Insurance ETF	88,285,553	88,809,852
SPDR S&P Internet ETF	8,530,559	8,447,858
SPDR S&P Metals & Mining ETF	75,614,753	76,642,926
SPDR S&P Oil & Gas Equipment & Services ETF	40,638,906	40,738,094
SPDR S&P Pharmaceuticals ETF	33,796,422	31,510,011
SPDR S&P Retail ETF	52,187,426	50,773,500
SPDR S&P Semiconductor ETF	53,913,948	53,933,743
SPDR S&P Software & Services ETF	42,148,309	42,171,965
SPDR S&P Technology Hardware ETF	889,029	882,652
SPDR S&P Telecom ETF	10,550,128	9,480,358
SPDR S&P Transportation ETF	17,203,364	19,035,618
SPDR SSGA Gender Diversity Index ETF	123,703,073	121,013,869
SPDR Wells Fargo® Preferred Stock ETF	210,694,400	212,360,973
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR FactSet Innovative Technology ETF	$ 21,382,655	$ 38,666,086	$10,916,490
SPDR Global Dow ETF	4,182,196	6,576,852	3,198,002
SPDR MSCI USA StrategicFactorsSM ETF	317,824,522	68,489,534	14,427,464
SPDR NYSE Technology ETF	93,009,728	180,416,473	59,022,103
SPDR S&P 500 Fossil Fuel Reserves Free ETF	58,575,395	5,242,216	2,044,374
SPDR S&P Capital Markets ETF	—	2,711,048	258,299
SPDR S&P Health Care Equipment ETF	134,283,589	190,394,106	32,450,597
SPDR S&P Health Care Services ETF	11,324,739	10,581,844	656,917
SPDR S&P Insurance ETF	157,747,590	356,693,310	50,911,112
SPDR S&P Internet ETF	—	13,041,407	(162,742)
SPDR S&P Metals & Mining ETF	626,217,951	588,299,523	19,859,572
SPDR S&P Oil & Gas Equipment & Services ETF	116,422,978	97,113,577	2,962,729
SPDR S&P Pharmaceuticals ETF	163,999,386	171,703,401	22,909,521
SPDR S&P Retail ETF	2,129,187,641	2,171,757,186	26,367,036
SPDR S&P Semiconductor ETF	280,082,653	150,892,741	38,602,875
SPDR S&P Software & Services ETF	79,160,368	105,978,011	18,578,385
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	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR S&P Technology Hardware ETF	$ 1,540,617	$ 762,663	$ 78,729
SPDR S&P Telecom ETF	3,316,491	11,527,811	138,627
SPDR S&P Transportation ETF	4,570,967	30,075,677	2,415,945
SPDR SSGA Gender Diversity Index ETF	154,639,366	294,179,073	44,923,537
SPDR Wells Fargo® Preferred Stock ETF	251,363,673	32,646,059	1,362,471
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR FactSet Innovative Technology ETF	$ 68,099,504	$ 5,174,083	$ 3,787,023	$ 1,387,060
SPDR Global Dow ETF	81,836,832	22,472,001	9,336,542	13,135,459
SPDR MSCI USA StrategicFactorsSM ETF	596,014,841	64,209,046	3,907,356	60,301,690
SPDR NYSE Technology ETF	330,940,206	66,924,385	7,821,098	59,103,287
SPDR S&P 500 Fossil Fuel Reserves Free ETF	365,260,437	104,316,935	8,051,320	96,265,615
SPDR S&P Capital Markets ETF	40,060,142	3,873,784	5,210,631	(1,336,847)
SPDR S&P Health Care Equipment ETF	575,624,840	59,518,683	48,409,683	11,109,000
SPDR S&P Health Care Services ETF	101,608,829	9,658,163	7,436,410	2,221,753
SPDR S&P Insurance ETF	876,429,357	61,703,373	30,569,560	31,133,813
SPDR S&P Internet ETF	24,816,553	1,315,415	4,478,375	(3,162,960)
SPDR S&P Metals & Mining ETF	754,741,827	11,409,216	138,645,309	(127,236,093)
SPDR S&P Oil & Gas Equipment & Services ETF	272,827,757	—	62,517,319	(62,517,319)
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	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P Pharmaceuticals ETF	$ 269,219,041	$24,348,995	$42,482,333	$(18,133,338)
SPDR S&P Retail ETF	292,208,866	969,170	31,259,372	(30,290,202)
SPDR S&P Semiconductor ETF	475,794,818	59,443,082	8,274,627	51,168,455
SPDR S&P Software & Services ETF	245,424,189	17,950,068	15,808,949	2,141,119
SPDR S&P Technology Hardware ETF	4,112,946	353,047	186,688	166,359
SPDR S&P Telecom ETF	56,189,710	4,232,195	9,244,153	(5,011,958)
SPDR S&P Transportation ETF	136,318,489	9,467,035	16,916,883	(7,449,848)
SPDR SSGA Gender Diversity Index ETF	152,609,055	8,670,415	6,269,751	2,400,664
SPDR Wells Fargo® Preferred Stock ETF	1,060,877,442	23,773,068	2,403,141	21,369,927
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR FactSet Innovative Technology ETF	$ 14,315,024	$ 7,645,453	$ 6,931,062	$ 14,576,515
SPDR Global Dow ETF	1,441,551	952,076	566,440	1,518,516
SPDR MSCI USA StrategicFactorsSM ETF	5,686,090	900,360	4,914,313	5,814,673
SPDR NYSE Technology ETF	9,881,437	—	10,050,390	10,050,390
SPDR S&P 500 Fossil Fuel Reserves Free ETF	1,402,717	180,105	1,251,203	1,431,308
SPDR S&P Capital Markets ETF	2,372,823	179,193	2,248,848	2,428,041
SPDR S&P Health Care Equipment ETF	59,020,411	12,107,590	47,885,662	59,993,252
SPDR S&P Health Care Services ETF	9,319,489	4,887,625	4,538,470	9,426,095
SPDR S&P Insurance ETF	16,714,042	566,639	16,499,808	17,066,447
SPDR S&P Internet ETF	3,863,886	2,836,533	1,091,344	3,927,877
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December 31, 2019 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR S&P Metals & Mining ETF	$76,420,034	$46,993,573	$31,552,403	$78,545,976
SPDR S&P Oil & Gas Equipment & Services ETF	36,212,033	25,667,067	12,884,995	38,552,062
SPDR S&P Pharmaceuticals ETF	56,557,781	15,520,461	41,891,993	57,412,454
SPDR S&P Retail ETF	30,880,247	18,231,442	13,525,430	31,756,872
SPDR S&P Semiconductor ETF	56,625,873	18,517,363	40,024,695	58,542,058
SPDR S&P Software & Services ETF	33,388,486	13,625,370	20,468,238	34,093,608
SPDR S&P Technology Hardware ETF	304,571	123,165	187,375	310,540
SPDR S&P Telecom ETF	5,870,364	406,341	5,613,015	6,019,356
SPDR S&P Transportation ETF	10,462,040	—	10,655,738	10,655,738
SPDR SSGA Gender Diversity Index ETF	2,345,852	667,170	1,727,410	2,394,580
SPDR Wells Fargo® Preferred Stock ETF	19,235,452	19,197,543	547,525	19,745,068
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR FactSet Innovative Technology ETF	Common Stocks	$ 7,645,453	$—	$—	$—	$ 7,645,453	$ 7,645,453
SPDR Global Dow ETF	Common Stocks	952,076	—	—	—	952,076	952,076
SPDR MSCI USA StrategicFactorsSM ETF	Common Stocks	900,360	—	—	—	900,360	900,360
SPDR S&P 500 Fossil Fuel Reserves Free ETF	Common Stocks	180,105	—	—	—	180,105	180,105
SPDR S&P Capital Markets ETF	Common Stocks	179,193	—	—	—	179,193	179,193
SPDR S&P Health Care Equipment ETF	Common Stocks	12,107,590	—	—	—	12,107,590	12,107,590
SPDR S&P Health Care Services ETF	Common Stocks	4,887,625	—	—	—	4,887,625	4,887,625
SPDR S&P Insurance ETF	Common Stocks	566,639	—	—	—	566,639	566,639
SPDR S&P Internet ETF	Common Stocks	2,836,533	—	—	—	2,836,533	2,836,533
SPDR S&P Metals & Mining ETF	Common Stocks	46,993,573	—	—	—	46,993,573	46,993,573
SPDR S&P Oil & Gas Equipment & Services ETF	Common Stocks	25,667,067	—	—	—	25,667,067	25,667,067
SPDR S&P Pharmaceuticals ETF	Common Stocks	15,520,461	—	—	—	15,520,461	15,520,461
SPDR S&P Retail ETF	Common Stocks	18,231,442	—	—	—	18,231,442	18,231,442
SPDR S&P Semiconductor ETF	Common Stocks	18,517,363	—	—	—	18,517,363	18,517,363
SPDR S&P Software & Services ETF	Common Stocks	13,625,370	—	—	—	13,625,370	13,625,370
SPDR S&P Technology Hardware ETF	Common Stocks	123,165	—	—	—	123,165	123,165
SPDR S&P Telecom ETF	Common Stocks	406,341	—	—	—	406,341	406,341
SPDR SSGA Gender Diversity Index ETF	Common Stocks	667,170	—	—	—	667,170	667,170
SPDR Wells Fargo® Preferred Stock ETF	Preferred Stocks	19,197,543	—	—	—	19,197,543	19,197,543
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
136

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
137

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR FactSet Innovative Technology ETF	0.45%	$1,074.80	$2.35	$1,022.90	$2.29
SPDR Global Dow ETF	0.50	1,068.70	2.60	1,022.60	2.54
SPDR MSCI USA StrategicFactorsSM ETF	0.15	1,110.20	0.80	1,024.40	0.76
SPDR NYSE Technology ETF	0.35	1,128.40	1.87	1,023.40	1.78
SPDR S&P 500 Fossil Fuel Reserves Free ETF	0.20	1,113.60	1.06	1,024.10	1.02
SPDR S&P Capital Markets ETF	0.35	1,083.40	1.83	1,023.40	1.78
SPDR S&P Health Care Equipment ETF	0.35	1,047.70	1.80	1,023.40	1.78
SPDR S&P Health Care Services ETF	0.35	1,117.70	1.86	1,023.40	1.78
SPDR S&P Insurance ETF	0.35	1,051.60	1.80	1,023.40	1.78
SPDR S&P Internet ETF	0.35	921.90	1.69	1,023.40	1.78
SPDR S&P Metals & Mining ETF	0.35	1,039.00	1.79	1,023.40	1.78
SPDR S&P Oil & Gas Equipment & Services ETF	0.35	848.70	1.63	1,023.40	1.78
SPDR S&P Pharmaceuticals ETF	0.35	1,155.00	1.90	1,023.40	1.78
SPDR S&P Retail ETF	0.35	1,094.60	1.84	1,023.40	1.78
SPDR S&P Semiconductor ETF	0.35	1,258.60	1.99	1,023.40	1.78
SPDR S&P Software & Services ETF	0.35	1,057.50	1.81	1,023.40	1.78
SPDR S&P Technology Hardware ETF	0.35	1,105.70	1.85	1,023.40	1.78
SPDR S&P Telecom ETF	0.35	1,038.50	1.79	1,023.40	1.78
SPDR S&P Transportation ETF	0.35	1,057.50	1.81	1,023.40	1.78
SPDR SSGA Gender Diversity Index ETF	0.20	1,058.40	1.03	1,024.10	1.02
138

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Wells Fargo® Preferred Stock ETF	0.45%	$1,051.80	$2.32	$1,022.90	$2.29
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
139

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
140

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Equity Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRLEGACYEQSAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Bloomberg Barclays Convertible Securities ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Wells Fargo & Co. 7.50% 12/31/2049	3.4%
Bank of America Corp. 7.25% 12/31/2049	2.6
Broadcom, Inc. 8.00% 9/30/2022	2.6
Microchip Technology, Inc. 1.63% 2/15/2025	2.2
Becton Dickinson and Co. 6.13% 5/1/2020	1.9
TOTAL	12.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	75.0%
Convertible Preferred Stocks	24.6
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Technology	27.1%
Communications	23.3
Consumer, Non-cyclical	17.8
Financial	10.5
Utilities	7.8
Consumer, Cyclical	6.1
Industrial	4.1
Energy	2.2
Basic Materials	0.7
Short-Term Investments	6.1
Liabilities in Excess of Other Assets	(5.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Altice France SA 7.38% 5/1/2026	0.7%
TransDigm, Inc. 6.25% 3/15/2026	0.5
Centene Corp. 4.63% 12/15/2029	0.5
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.4
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38% 8/15/2026	0.4
TOTAL	2.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	98.6%
Common Stocks	0.0 *
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(8.2)
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Communications	21.9%
Consumer, Non-cyclical	19.0
Consumer, Cyclical	15.5
Energy	11.0
Financial	9.9
Industrial	9.1
Technology	5.0
Basic Materials	4.0
Utilities	3.1
Diversified	0.1
Short-Term Investments	9.6
Liabilities in Excess of Other Assets	(8.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Tenet Healthcare Corp. 8.13% 4/1/2022	0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.75% 10/15/2020	0.7
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.6
Intelsat Jackson Holdings SA 8.50% 10/15/2024	0.6
Sprint Corp. 7.88% 9/15/2023	0.6
TOTAL	3.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	97.7%
Common Stocks	0.1
Warrants	0.0
Senior Floating Rate Loans	0.0
Short-Term Investments	11.0
Liabilities in Excess of Other Assets	(8.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Communications	21.1%
Consumer, Non-cyclical	15.8
Consumer, Cyclical	13.7
Energy	12.0
Financial	11.4
Industrial	11.3
Basic Materials	5.5
Technology	5.4
Utilities	1.3
Diversified	0.3
Short-Term Investments	11.0
Liabilities in Excess of Other Assets	(8.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 75.0%
AIRLINES — 0.3%
GOL Equity Finance SA 3.75%, 7/15/2024 (a)	$ 11,250,000	$ 12,876,075
AUTO MANUFACTURERS — 3.7%
NIO, Inc. 4.50%, 2/1/2024 (a)	18,200,000	9,646,910
Tesla, Inc.:
1.25%, 3/1/2021	35,525,000	45,353,346
2.00%, 5/15/2024	49,835,000	75,608,167
2.38%, 3/15/2022 (b)	25,850,000	36,552,934
		167,161,357
BIOTECHNOLOGY — 4.9%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (b)	12,450,000	13,177,827
1.50%, 10/15/2020 (b)	10,350,000	11,235,132
Exact Sciences Corp.:
0.38%, 3/15/2027 (b)	19,550,000	22,186,317
1.00%, 1/15/2025 (b)	10,275,000	14,870,083
Halozyme Therapeutics, Inc. 1.25%, 12/1/2024 (a) (b)	12,000,000	11,997,720
Illumina, Inc.:
0.01%, 8/15/2023 (b)	19,965,000	22,070,708
0.50%, 6/15/2021 (b)	13,400,000	18,536,086
Insmed, Inc. 1.75%, 1/15/2025	11,700,000	11,276,109
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023 (b)	11,380,000	11,471,609
Ionis Pharmaceuticals, Inc.:
0.13%, 12/15/2024 (a)	3,000,000	3,052,770
1.00%, 11/15/2021	18,315,000	20,898,148
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023 (b)	19,775,000	17,120,602
Medicines Co.:
2.50%, 1/15/2022	10,325,000	26,142,177
2.75%, 7/15/2023 (b)	11,150,000	19,417,948
		223,453,236
COMMERCIAL SERVICES — 1.6%
Chegg, Inc. 0.13%, 3/15/2025 (a)	22,325,000	22,948,314
See accompanying notes to financial statements.
4

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (a) (b)	$ 13,700,000	$ 16,401,229
Macquarie Infrastructure Corp. 2.00%, 10/1/2023	9,550,000	9,091,982
Square, Inc. 0.50%, 5/15/2023 (b)	23,250,000	25,896,083
		74,337,608
COMPUTERS — 1.9%
Insight Enterprises, Inc. 0.75%, 2/15/2025 (a)	9,300,000	11,060,397
Lumentum Holdings, Inc. 0.25%, 3/15/2024	11,330,000	16,666,770
Nutanix, Inc. Zero Coupon, 1/15/2023	15,775,000	15,604,472
Pure Storage, Inc. 0.13%, 4/15/2023 (b)	14,850,000	14,780,205
Western Digital Corp. 1.50%, 2/1/2024 (b)	29,825,000	29,305,150
		87,416,994
DIVERSIFIED FINANCIAL SERVICES — 0.4%
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a) (b)	17,325,000	18,642,220
ELECTRIC — 0.4%
NRG Energy, Inc. 2.75%, 6/1/2048 (b)	15,175,000	17,207,388
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
SunPower Corp.:
0.88%, 6/1/2021	100,000	91,868
4.00%, 1/15/2023 (b)	20,945,000	17,146,624
		17,238,492
ELECTRONICS — 1.2%
Fortive Corp. 0.88%, 2/15/2022 (a)	37,700,000	37,990,667
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (b)	15,475,000	15,560,113
		53,550,780
ENGINEERING & CONSTRUCTION — 0.5%
Dycom Industries, Inc. 0.75%, 9/15/2021	11,375,000	10,995,416
See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
KBR, Inc. 2.50%, 11/1/2023 (a)	$ 9,050,000	$ 12,036,138
		23,031,554
ENTERTAINMENT — 0.4%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023 (b)	13,770,000	16,842,913
HEALTH CARE PRODUCTS — 2.3%
Insulet Corp.:
0.38%, 9/1/2026 (a)	22,500,000	23,164,200
1.38%, 11/15/2024 (b)	10,175,000	19,253,949
NuVasive, Inc. 2.25%, 3/15/2021	16,717,000	22,299,809
Wright Medical Group NV 2.25%, 11/15/2021 (b)	10,825,000	15,714,220
Wright Medical Group, Inc. 1.63%, 6/15/2023	21,500,000	22,750,870
		103,183,048
HEALTH CARE SERVICES — 0.2%
Invitae Corp. 2.00%, 9/1/2024 (a)	9,100,000	8,099,728
INSURANCE — 0.9%
AXA SA 7.25%, 5/15/2021 (a)	22,675,000	26,050,627
MGIC Investment Corp. 9.00%, 4/1/2063 (a)	10,200,000	13,674,936
		39,725,563
INTERNET — 16.4%
8x8, Inc. 0.50%, 2/1/2024 (a)	8,000,000	8,004,320
Booking Holdings, Inc.:
0.35%, 6/15/2020	26,707,000	41,568,110
0.90%, 9/15/2021 (b)	26,670,000	30,779,580
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	19,050,000	18,780,443
1.99%, 7/1/2025 (b)	10,665,000	11,198,250
Etsy, Inc. 0.13%, 10/1/2026 (a)	17,500,000	15,771,350
FireEye, Inc.:
0.88%, 6/1/2024 (b)	14,954,000	15,054,790
Series B, 1.63%, 6/1/2035	11,950,000	11,511,435
See accompanying notes to financial statements.
6

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
IAC Financeco 2, Inc. 0.88%, 6/15/2026 (a) (b)	$ 14,528,000	$ 16,314,072
IAC Financeco 3, Inc. 2.00%, 1/15/2030 (a)	14,250,000	16,591,988
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (a)	15,000,000	25,841,700
iQIYI, Inc.:
2.00%, 4/1/2025 (a)	31,650,000	31,178,098
3.75%, 12/1/2023	18,700,000	20,636,572
MercadoLibre, Inc. 2.00%, 8/15/2028 (b)	23,750,000	35,501,262
Okta, Inc. 0.13%, 9/1/2025 (a) (b)	29,500,000	28,592,580
Palo Alto Networks, Inc. 0.75%, 7/1/2023 (b)	44,725,000	49,343,751
Pinduoduo, Inc. 0.01%, 10/1/2024 (a)	26,850,000	30,865,149
Proofpoint, Inc. 0.25%, 8/15/2024 (a)	25,250,000	25,947,910
RingCentral, Inc. Zero Coupon, 3/15/2023	11,650,000	24,412,342
Snap, Inc. 0.75%, 8/1/2026 (a)	34,000,000	35,458,600
Twitter, Inc.:
0.25%, 6/15/2024	29,770,000	28,827,779
1.00%, 9/15/2021	25,450,000	24,741,981
Wayfair, Inc.:
0.38%, 9/1/2022 (b)	12,569,000	13,476,607
1.00%, 8/15/2026 (a)	24,750,000	21,745,597
Wayfair, Inc. 1.13%, 11/1/2024	15,500,000	16,032,425
Weibo Corp. 1.25%, 11/15/2022 (b)	24,425,000	23,025,936
Wix.com, Ltd. Zero Coupon, 7/1/2023 (b)	12,400,000	14,079,952
YY, Inc.:
0.75%, 6/15/2025 (a) (b)	13,770,000	12,417,511
1.38%, 6/15/2026 (a) (b)	12,600,000	11,395,566
Zendesk, Inc. 0.25%, 3/15/2023	16,250,000	22,231,950
Zillow Group, Inc.:
0.75%, 9/1/2024 (a)	15,850,000	19,381,856
1.38%, 9/1/2026 (a)	13,250,000	16,104,183
See accompanying notes to financial statements.
7

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 7/1/2023	$ 9,625,000	$ 9,222,868
2.00%, 12/1/2021 (b)	13,075,000	14,674,726
		740,711,239
INVESTMENT COMPANY SECURITY — 0.5%
Ares Capital Corp.:
3.75%, 2/1/2022 (b)	10,250,000	10,587,225
4.63%, 3/1/2024 (b)	9,500,000	10,123,200
		20,710,425
IRON/STEEL — 0.2%
United States Steel Corp. 5.00%, 11/1/2026 (a) (b)	9,050,000	10,092,560
IT SERVICES — 1.0%
CyberArk Software, Ltd. Zero Coupon, 11/15/2024 (a)	14,500,000	14,963,130
Lumentum Holdings, Inc. Series QIB, 0.50%, 12/15/2026 (a)	28,500,000	31,197,525
		46,160,655
LODGING — 1.5%
Caesars Entertainment Corp. 5.00%, 10/1/2024	28,713,020	55,216,286
Huazhu Group, Ltd. 0.38%, 11/1/2022 (b)	12,435,000	13,989,126
		69,205,412
MEDIA — 5.2%
DISH Network Corp.:
2.38%, 3/15/2024	26,325,000	24,038,937
3.38%, 8/15/2026	79,627,000	76,798,649
Liberty Interactive LLC:
1.75%, 9/30/2046 (a)	8,040,000	11,741,053
3.50%, 1/15/2031	7,300,000	6,337,349
3.75%, 2/15/2030	11,800,000	8,140,348
4.00%, 11/15/2029	10,407,000	7,281,362
Liberty Latin America, Ltd. 2.00%, 7/15/2024 (a)	11,800,000	12,610,188
Liberty Media Corp.:
1.38%, 10/15/2023	25,052,000	33,448,929
2.13%, 3/31/2048 (a)	9,225,000	9,696,859
2.25%, 12/1/2048 (a)	10,975,000	13,029,191
2.75%, 12/1/2049 (a)	13,500,000	14,112,090
See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023	$ 11,925,000	$ 15,847,490
		233,082,445
OIL & GAS — 1.5%
Chesapeake Energy Corp. 5.50%, 9/15/2026	29,325,000	14,585,375
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024 (b)	20,980,000	14,910,276
Nabors Industries, Inc. 0.75%, 1/15/2024	15,450,000	11,578,385
Transocean, Inc. 0.50%, 1/30/2023 (b)	22,975,000	22,996,826
Whiting Petroleum Corp. 1.25%, 4/1/2020	6,220,000	6,077,189
		70,148,051
PHARMACEUTICALS — 4.4%
Aphria, Inc. 5.25%, 6/1/2024 (a)	7,700,000	5,049,891
DexCom, Inc.:
0.75%, 5/15/2022 (b)	11,210,000	25,028,679
0.75%, 12/1/2023	21,150,000	31,377,294
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	14,150,000	14,681,191
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022 (b)	12,125,000	16,034,343
Jazz Investments I, Ltd.:
1.50%, 8/15/2024 (b)	16,525,000	16,638,196
1.88%, 8/15/2021 (b)	14,222,000	14,610,688
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	12,675,000	19,432,676
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024 (b)	15,198,000	29,719,233
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (b)	9,475,000	8,575,538
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	12,962,000	12,308,456
Tilray, Inc. 5.00%, 10/1/2023	13,000,000	6,850,090
		200,306,275
See accompanying notes to financial statements.
9

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 0.3%
Cheniere Energy, Inc. 4.25%, 3/15/2045 (b)	$ 15,775,000	$ 12,333,684
REAL ESTATE INVESTMENT TRUSTS — 1.2%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022	11,825,000	12,574,942
Colony Capital, Inc. 3.88%, 1/15/2021	10,800,000	10,657,548
Extra Space Storage L.P. 3.13%, 10/1/2035 (a)	16,705,000	19,478,197
VEREIT, Inc. 3.75%, 12/15/2020 (b)	9,775,000	9,923,189
		52,633,876
RETAIL — 0.2%
RH 0.01%, 9/15/2024 (a)	9,000,000	10,716,120
SEMICONDUCTORS — 8.0%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026	6,850,000	39,646,704
Cree, Inc. 0.88%, 9/1/2023	16,275,000	17,276,563
Microchip Technology, Inc.:
1.63%, 2/15/2025	45,235,000	97,010,529
1.63%, 2/15/2027	55,200,000	78,347,568
2.25%, 2/15/2037 (b)	18,785,000	27,173,630
ON Semiconductor Corp.:
1.00%, 12/1/2020	19,565,000	26,623,465
1.63%, 10/15/2023 (b)	14,585,000	20,130,655
Silicon Laboratories, Inc. 1.38%, 3/1/2022 (b)	10,624,000	14,094,648
Synaptics, Inc. 0.50%, 6/15/2022	12,475,000	13,894,655
Teradyne, Inc. 1.25%, 12/15/2023	11,565,000	25,376,848
		359,575,265
SOFTWARE — 14.0%
Akamai Technologies, Inc.:
0.13%, 5/1/2025 (b)	30,575,000	33,808,306
0.38%, 9/1/2027 (a)	30,000,000	29,568,000
Alteryx, Inc.:
See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
0.50%, 8/1/2024 (a) (b)	$ 11,250,000	$ 10,723,388
1.00%, 8/1/2026 (a)	10,750,000	10,010,723
Atlassian, Inc. 0.63%, 5/1/2023	26,325,000	41,407,645
Avaya Holdings Corp. 2.25%, 6/15/2023	9,575,000	8,446,586
Bilibili, Inc. 1.38%, 4/1/2026 (a)	14,500,000	14,419,670
Blackline, Inc. 0.13%, 8/1/2024 (a)	14,450,000	14,388,299
Coupa Software, Inc. 0.13%, 6/15/2025 (a) (b)	21,635,000	25,685,288
DocuSign, Inc. 0.50%, 9/15/2023	16,225,000	20,162,158
Everbridge, Inc. 0.13%, 12/15/2024 (a)	12,000,000	11,926,320
Guidewire Software, Inc. 1.25%, 3/15/2025	11,158,000	13,100,719
HubSpot, Inc. 0.25%, 6/1/2022 (b)	10,853,000	18,770,915
j2 Global, Inc.:
1.75%, 11/1/2026 (a)	13,000,000	13,207,870
3.25%, 6/15/2029 (b)	11,525,000	16,706,640
Momo, Inc. 1.25%, 7/1/2025	19,530,000	18,094,350
New Relic, Inc. 0.50%, 5/1/2023	12,275,000	12,018,944
Nuance Communications, Inc.:
1.00%, 12/15/2035	17,445,000	17,569,034
1.25%, 4/1/2025 (b)	9,025,000	10,025,512
Pluralsight, Inc. 0.38%, 3/1/2024 (a)	16,450,000	14,269,553
SailPoint Technologies Holding, Inc. 0.13%, 9/15/2024 (a)	11,000,000	11,900,790
Sea, Ltd.:
1.00%, 12/1/2024 (a)	30,500,000	33,344,430
2.25%, 7/1/2023	13,425,000	28,861,602
ServiceNow, Inc. Zero Coupon, 6/1/2022	20,325,000	42,849,571
Splunk, Inc.:
0.50%, 9/15/2023	32,050,000	38,595,251
1.13%, 9/15/2025	22,975,000	28,390,667
See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Twilio, Inc. 0.25%, 6/1/2023	$ 15,650,000	$ 23,966,253
Verint Systems, Inc. 1.50%, 6/1/2021 (b)	10,475,000	11,264,291
Workday, Inc. 0.25%, 10/1/2022	31,050,000	39,693,388
Zynga, Inc. 0.25%, 6/1/2024 (a)	19,250,000	19,689,863
		632,866,026
TELECOMMUNICATIONS — 1.3%
GCI Liberty, Inc. 1.75%, 9/30/2046 (a)	12,275,000	16,959,754
Infinera Corp. 2.13%, 9/1/2024	9,850,000	10,201,349
Intelsat SA 4.50%, 6/15/2025	11,000,000	7,372,530
InterDigital, Inc. 2.00%, 6/1/2024 (a) (b)	9,700,000	9,658,678
Viavi Solutions, Inc. 1.00%, 3/1/2024 (b)	12,825,000	16,545,276
		60,737,587
TRANSPORTATION — 0.2%
Golar LNG, Ltd. 2.75%, 2/15/2022	11,810,000	10,443,938
TOTAL CORPORATE BONDS & NOTES (Cost $3,015,208,462)		3,392,490,514
	Shares
CONVERTIBLE PREFERRED STOCKS — 24.6%
AGRICULTURE — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049	209,450	21,776,516
BANKS — 6.0%
Bank of America Corp. Series L, 7.25%, 12/31/2049	81,942	118,733,958
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	105,821	153,440,450
		272,174,408
See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CHEMICALS — 0.5%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	470,500	$ 22,588,705
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AMG Capital Trust II 5.15%, 10/15/2037	233,488	11,382,540
ELECTRIC — 7.0%
American Electric Power Co., Inc. 6.13%, 3/15/2022	426,000	23,059,380
CenterPoint Energy, Inc.:
4.52%, 9/15/2029 (c)	371,171	21,528,697
Series B, 7.00%, 9/1/2021	511,000	24,906,140
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	422,000	45,149,780
DTE Energy Co. 6.25%, 11/1/2022	690,000	35,369,400
NextEra Energy, Inc. 4.87%, 9/1/2022	828,000	42,459,840
Sempra Energy:
Series A, 6.00%, 1/15/2021 (d)	466,150	55,947,323
Series B, 6.75%, 7/15/2021 (d)	160,500	19,110,735
Southern Co. Series 2019, 6.75%, 8/1/2022	920,000	49,588,000
		317,119,295
ELECTRONICS — 0.8%
Fortive Corp. Series A, 5.00%, 7/1/2021	36,550	35,554,378
HAND & MACHINE TOOLS — 1.4%
Colfax Corp. 5.75%, 1/15/2022 (b)	119,500	18,852,320
Stanley Black & Decker, Inc.:
5.25%, 11/15/2022 (b) (d)	175,000	19,068,000
5.38%, 5/15/2020 (b) (d)	241,129	26,314,408
		64,234,728
HEALTH CARE PRODUCTS — 3.9%
Avantor, Inc. Series A, 6.25%, 5/15/2022	542,000	34,146,000
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,329,639	87,038,169
See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Danaher Corp. Series A, 4.75%, 4/15/2022 (b)	45,150	$ 53,233,656
		174,417,825
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	44,650	57,229,691
SEMICONDUCTORS — 2.6%
Broadcom, Inc. Series A, 8.00%, 9/30/2022	98,000	115,441,060
WATER — 0.4%
Aqua America, Inc. 6.00%, 4/30/2022	294,000	18,330,900
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,011,423,357)		1,110,250,046
SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	2,389,695	2,389,934
State Street Navigator Securities Lending Portfolio II (g) (h)	274,981,743	274,981,743
TOTAL SHORT-TERM INVESTMENTS (Cost $277,371,677)		277,371,677
TOTAL INVESTMENTS — 105.7% (Cost $4,304,003,496)		4,780,112,237
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(259,332,861)
NET ASSETS — 100.0%		$ 4,520,779,376
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.6% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(d)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(h)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,392,490,514	$—	$3,392,490,514
Convertible Preferred Stocks	1,066,944,833	43,305,213	—	1,110,250,046
Short-Term Investments	277,371,677	—	—	277,371,677
TOTAL INVESTMENTS	$1,344,316,510	$3,435,795,727	$—	$4,780,112,237
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
Sempra Energy	440,150	$ 49,072,324	$ 17,457,864	$ 14,473,717	$ 536,514	$3,354,338	466,150	$ 55,947,323	$1,363,950
Sempra Energy	148,000	16,430,960	4,116,300	2,610,095	175,320	998,250	160,500	19,110,735	520,594
Stanley Black & Decker, Inc.	—	—	17,739,068	—	—	1,328,932	175,000	19,068,000	—
Stanley Black & Decker, Inc.	188,129	19,025,486	14,109,400	8,389,993	(642,442)	2,211,957	241,129	26,314,408	520,378
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	239,812,121	237,428,764	6,577	—	2,389,695	2,389,934	70,234
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,244,269	5,244,269	28,149,764	33,394,033	—	—	—	—	17,989
State Street Navigator Securities Lending Portfolio II	—	—	468,312,907	193,331,164	—	—	274,981,743	274,981,743	258,313
State Street Navigator Securities Lending Portfolio III	153,968,683	153,968,683	318,309,071	472,277,754	—	—	—	—	456,798
Total		$243,741,722	$1,108,006,495	$961,905,520	$ 75,969	$7,893,477		$397,812,143	$3,208,256
See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.5%
Other Securities		$ 56,987,852
AEROSPACE & DEFENSE — 2.4%
Bombardier, Inc. 7.88%, 4/15/2027 (a)	$ 29,290,000	30,178,073
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	39,805,000	40,266,738
6.25%, 3/15/2026 (a)(b)	57,454,000	62,296,223
6.38%, 6/15/2026 (b)	11,850,000	12,608,755
7.50%, 3/15/2027 (b)	7,684,000	8,413,826
6.50%, 5/15/2025	10,336,997	10,788,207
Other Securities		111,949,522
		276,501,344
AGRICULTURE — 0.5%
Other Securities		58,865,952
AIRLINES — 0.1%
Other Security		11,195,230
APPAREL — 0.4%
Other Securities		43,416,786
AUTO MANUFACTURERS — 0.9%
Other Securities		105,911,493
AUTO PARTS & EQUIPMENT — 1.3%
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. 8.50%, 5/15/2027 (a)(b)	30,608,000	32,522,836
Other Securities		111,461,078
		143,983,914
BANKS — 1.5%
Barclays PLC:
4.84%, 5/9/2028	25,225,000	27,239,721
5.20%, 5/12/2026	30,205,000	33,127,032
Other Securities		115,936,475
		176,303,228
BEVERAGES — 0.1%
Other Security		11,471,613
BUILDING MATERIALS — 0.8%
Other Securities		90,486,391
See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 2.1%
Avantor, Inc. 9.00%, 10/1/2025 (a)	$ 28,159,000	$ 31,514,145
Other Securities		211,748,019
		243,262,164
COAL — 0.2%
Other Securities		26,096,644
COMMERCIAL SERVICES — 4.0%
United Rentals North America, Inc.:
3.88%, 11/15/2027 (b)	10,951,000	11,171,553
4.63%, 10/15/2025	11,823,000	12,179,582
4.88%, 1/15/2028 (b)	23,802,000	24,797,399
5.25%, 1/15/2030 (b)	8,270,000	8,900,257
5.50%, 7/15/2025 (b)	11,179,000	11,635,438
5.50%, 5/15/2027	14,416,000	15,464,908
5.88%, 9/15/2026	16,351,000	17,562,772
6.50%, 12/15/2026 (b)	15,332,000	16,872,713
Other Securities		345,017,961
		463,602,583
COMPUTERS — 1.2%
Western Digital Corp. 4.75%, 2/15/2026 (b)	34,125,000	35,601,589
Other Securities		104,701,031
		140,302,620
COSMETICS/PERSONAL CARE — 0.1%
Other Securities		16,166,813
DISTRIBUTION & WHOLESALE — 1.0%
Other Securities		118,383,601
DIVERSIFIED FINANCIAL SERVICES — 3.7%
Springleaf Finance Corp.:
5.38%, 11/15/2029 (b)	10,704,000	11,176,582
5.63%, 3/15/2023	12,596,000	13,556,949
6.13%, 5/15/2022	13,457,000	14,496,822
6.13%, 3/15/2024	17,823,000	19,547,553
6.63%, 1/15/2028	11,267,000	12,704,106
6.88%, 3/15/2025	18,424,000	20,971,118
7.13%, 3/15/2026	23,777,000	27,511,178
8.25%, 12/15/2020	193,000	203,082
See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 302,289,856
		422,457,246
ELECTRIC — 2.7%
Other Securities		306,210,874
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Other Securities		26,564,312
ELECTRONICS — 0.3%
Other Securities		29,100,434
ENERGY-ALTERNATE SOURCES — 0.3%
Other Securities		39,482,245
ENGINEERING & CONSTRUCTION — 0.3%
Other Securities		38,129,175
ENTERTAINMENT — 2.6%
Other Securities		294,818,937
ENVIRONMENTAL CONTROL — 0.5%
Other Securities		57,938,509
FOOD — 3.0%
Other Securities		341,555,202
FOOD SERVICE — 0.4%
Other Securities		47,064,982
FOREST PRODUCTS & PAPER — 0.1%
Other Security		7,767,242
GAS — 0.4%
Other Securities		39,720,738
HAND & MACHINE TOOLS — 0.1%
Other Security		7,040,097
HEALTH CARE PRODUCTS — 0.4%
Other Securities		44,693,981
HEALTH CARE SERVICES — 7.5%
Centene Corp.:
4.25%, 12/15/2027 (a)	$ 36,667,000	37,760,410
4.63%, 12/15/2029 (a)	50,504,000	53,185,257
4.75%, 1/15/2025	17,681,000	18,339,264
4.75%, 1/15/2025 (a)	14,042,000	14,582,196
6.13%, 2/15/2024	14,365,000	14,896,505
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	26,067,000	27,703,225
See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023 (b)	$ 45,413,000	$ 46,076,484
6.88%, 4/1/2028 (a)	5,908,000	3,433,789
8.00%, 3/15/2026 (a)	41,671,000	43,220,328
8.00%, 12/15/2027 (a)	6,055,000	6,119,062
8.13%, 6/30/2024 (a)	16,196,000	13,267,439
8.63%, 1/15/2024 (a)	16,148,000	17,139,487
9.88%, 6/30/2023 (a)(b)(c)	19,857,971	17,054,820
HCA, Inc.:
5.38%, 2/1/2025	37,157,000	41,128,340
5.38%, 9/1/2026 (b)	14,386,000	16,047,727
5.63%, 9/1/2028	21,624,000	24,663,686
5.88%, 2/15/2026 (b)	21,777,000	24,803,350
5.88%, 2/1/2029 (b)	14,103,000	16,301,517
Tenet Healthcare Corp.:
4.63%, 7/15/2024	22,307,000	22,920,665
4.63%, 9/1/2024 (a)	8,679,000	9,054,367
4.88%, 1/1/2026 (a)(b)	29,086,000	30,470,203
5.13%, 5/1/2025	19,539,000	20,112,665
5.13%, 11/1/2027 (a)	22,811,000	24,086,363
6.25%, 2/1/2027 (a)(b)	24,214,000	26,130,538
6.75%, 6/15/2023 (b)	27,485,000	30,220,307
Other Securities		259,130,409
		857,848,403
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Other Security		7,568,089
HOME BUILDERS — 0.9%
Other Securities		107,666,062
HOME FURNISHINGS — 0.1%
Other Security		8,956,668
HOUSEHOLD PRODUCTS & WARES — 0.3%
Other Securities		35,852,235
HOUSEWARES — 0.4%
Newell Brands, Inc. 4.20%, 4/1/2026	29,423,000	30,663,473
Other Security		19,354,806
		50,018,279
INSURANCE — 0.8%
Other Securities		95,001,485
See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 2.7%
Netflix, Inc.:
4.38%, 11/15/2026 (b)	$ 14,285,000	$ 14,640,125
4.88%, 4/15/2028 (b)	22,243,000	23,160,746
4.88%, 6/15/2030 (a)(b)	15,566,000	15,827,976
5.38%, 11/15/2029 (a)	12,819,000	13,661,465
5.50%, 2/15/2022	8,927,000	9,476,635
5.88%, 2/15/2025 (b)	11,608,000	12,976,003
5.88%, 11/15/2028 (b)	27,266,000	30,255,717
6.38%, 5/15/2029 (b)	11,913,000	13,617,036
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	26,486,000	27,024,990
Other Securities		150,978,569
		311,619,262
INVESTMENT COMPANY SECURITY — 0.3%
Other Securities		33,297,839
IRON/STEEL — 0.5%
Other Securities		58,848,152
LEISURE TIME — 0.4%
Other Securities		44,198,994
LODGING — 3.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 3/1/2025 (a)	26,022,400	27,964,192
Other Securities		325,730,833
		353,695,025
MACHINERY, CONSTRUCTION & MINING — 0.3%
Other Securities		29,187,776
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		25,166,046
MEDIA — 10.7%
Altice Financing SA:
6.63%, 2/15/2023 (a)(b)	30,366,000	30,915,017
7.50%, 5/15/2026 (a)	39,652,000	42,623,917
Altice Luxembourg SA 10.50%, 5/15/2027 (a)	24,055,000	27,593,490
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	6,339,000	6,440,234
4.75%, 3/1/2030 (a)	34,328,000	35,011,127
5.00%, 2/1/2028 (a)	28,353,000	29,732,373
See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 5/1/2023 (a)	$ 12,447,000	$ 12,738,135
5.13%, 5/1/2027 (a)	35,923,000	37,986,058
5.38%, 5/1/2025 (a)	8,295,000	8,610,791
5.38%, 6/1/2029 (a)	16,939,000	18,169,618
5.50%, 5/1/2026 (a)	18,467,000	19,426,545
5.75%, 2/15/2026 (a)	29,400,000	31,005,534
5.88%, 4/1/2024 (a)	18,654,000	19,385,423
5.88%, 5/1/2027 (a)	9,026,000	9,584,258
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	26,374,000	29,246,920
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	14,692,500	15,089,491
5.38%, 2/1/2028 (a)	14,165,000	15,137,569
5.50%, 5/15/2026 (a)	20,490,000	21,705,877
5.50%, 4/15/2027 (a)(b)	18,611,000	20,003,289
5.75%, 1/15/2030 (a)	33,104,000	35,326,934
6.50%, 2/1/2029 (a)	25,806,000	28,817,044
6.63%, 10/15/2025 (a)	13,574,000	14,462,011
7.50%, 4/1/2028 (a)	15,376,350	17,348,982
7.75%, 7/15/2025 (a)	8,688,250	9,264,455
10.88%, 10/15/2025 (a)	23,776,700	26,759,725
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38%, 8/15/2026 (a)	43,554,000	44,126,735
DISH DBS Corp. 7.75%, 7/1/2026 (b)	29,418,000	31,179,256
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027 (a)	27,333,000	28,834,675
Ziggo B.V. 5.50%, 1/15/2027 (a)(b)	28,448,000	30,266,681
Other Securities		533,761,026
		1,230,553,190
METAL FABRICATE & HARDWARE — 0.3%
Other Securities		34,896,703
MINING — 1.4%
Other Securities		160,235,326
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		35,964,831
OFFICE & BUSINESS EQUIPMENT — 0.4%
Other Securities		40,621,027
See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 6.4%
Chesapeake Energy Corp. 11.50%, 1/1/2025 (a)(b)	$ 32,583,000	$ 30,892,594
Other Securities		699,390,670
		730,283,264
OIL & GAS SERVICES — 0.7%
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	31,399,000	34,074,509
Other Securities		50,438,132
		84,512,641
PACKAGING & CONTAINERS — 2.8%
Other Securities		324,072,261
PHARMACEUTICALS — 2.9%
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)(b)	13,959,000	14,352,365
5.25%, 1/30/2030 (a)(b)	14,866,000	15,438,192
5.50%, 11/1/2025 (a)	21,365,000	22,329,202
5.75%, 8/15/2027 (a)	5,363,000	5,825,237
5.88%, 5/15/2023 (a)	15,654,040	15,858,951
6.13%, 4/15/2025 (a)	37,449,000	38,751,851
6.50%, 3/15/2022 (a)	14,537,000	14,882,544
7.00%, 3/15/2024 (a)	20,891,000	21,794,327
7.00%, 1/15/2028 (a)	8,037,000	8,886,913
7.25%, 5/30/2029 (a)(b)	7,759,000	8,857,907
9.00%, 12/15/2025 (a)	17,903,000	20,353,742
Other Securities		140,869,963
		328,201,194
PIPELINES — 3.4%
Other Securities		384,792,491
REAL ESTATE — 0.6%
Other Securities		70,582,526
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Other Securities		347,499,329
RETAIL — 3.6%
1011778 BC ULC/New Red Finance, Inc. 5.00%, 10/15/2025 (a)	40,388,000	41,900,127
PetSmart, Inc. 7.13%, 3/15/2023 (a)	27,222,000	26,689,538
See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Staples, Inc. 7.50%, 4/15/2026 (a)	$ 28,758,000	$ 29,920,686
Other Securities		313,251,667
		411,762,018
SEMICONDUCTORS — 0.5%
Other Securities		52,351,792
SOFTWARE — 2.9%
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	28,656,000	30,448,146
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)(b)	29,431,000	31,389,633
Other Securities		272,359,736
		334,197,515
TELECOMMUNICATIONS — 8.0%
Altice France SA:
5.50%, 1/15/2028 (a)	16,012,000	16,505,810
7.38%, 5/1/2026 (a)	75,280,000	80,929,764
8.13%, 2/1/2027 (a)(b)	25,382,000	28,645,110
Connect Finco Sarl/Connect US Finco LLC 6.75%, 10/1/2026 (a)	30,242,000	32,172,952
Intelsat Jackson Holdings SA 8.50%, 10/15/2024 (a)	42,367,000	38,639,551
T-Mobile USA, Inc. 6.50%, 1/15/2026	29,951,000	32,160,785
Vodafone Group PLC 5 year USD Swap + 4.87% 7.00%, 4/4/2079 (b)(d)	28,401,000	33,368,051
Other Securities		654,304,052
		916,726,075
TOYS/GAMES/HOBBIES — 0.3%
Other Securities		31,560,717
TRANSPORTATION — 0.5%
Other Securities		52,582,840
TRUCKING & LEASING — 0.2%
Other Securities		17,976,576
TOTAL CORPORATE BONDS & NOTES (Cost $11,412,582,582)		11,293,778,833

See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0%(e)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Other Security		$ 6,740
ENERGY EQUIPMENT & SERVICES — 0.0% (e)
Other Security		1,424,869
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (f) (g)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Other Security		899,059
PHARMACEUTICALS — 0.0% (e)
Other Security		109,305
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
ATD New Holdings, Inc. (f) (g)	35,050	876,250
TOTAL COMMON STOCKS (Cost $15,616,644)		3,517,604
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (h) (i)	8,738,816	8,739,690
State Street Navigator Securities Lending Portfolio II (j) (k)	1,091,919,478	1,091,919,478
TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,659,168)		1,100,659,168
TOTAL INVESTMENTS — 108.2% (Cost $12,528,858,394)		12,397,955,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(937,627,176)
NET ASSETS — 100.0%		$ 11,460,328,429
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 68.2% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
See accompanying notes to financial statements.
24

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $1,077,631, representing less than 0.05% of the Fund's net assets.
(g)	Non-income producing security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$11,293,778,833	$ —	$11,293,778,833
Common Stocks	2,433,233	6,740	1,077,631	3,517,604
Short-Term Investments	1,100,659,168	—	—	1,100,659,168
TOTAL INVESTMENTS	$1,103,092,401	$11,293,785,573	$1,077,631	$12,397,955,605
See accompanying notes to financial statements.
25

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 911,283,990	$ 902,535,832	$(8,468)	$—	8,738,816	$ 8,739,690	$ 525,817
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,180,830	65,180,830	302,618,085	367,798,915	—	—	—	—	151,118
State Street Navigator Securities Lending Portfolio II	—	—	1,516,528,878	424,609,400	—	—	1,091,919,478	1,091,919,478	888,724
State Street Navigator Securities Lending Portfolio III	562,071,667	562,071,667	1,074,441,525	1,636,513,192	—	—	—	—	1,426,858
Total		$627,252,497	$3,804,872,478	$3,331,457,339	$(8,468)	$—		$1,100,659,168	$2,992,517
See accompanying notes to financial statements.
26

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.6%
Other Securities		$ 20,520,780
AEROSPACE & DEFENSE — 2.3%
Arconic, Inc. 6.15%, 8/15/2020	$ 11,059,000	11,300,418
Other Securities		65,952,078
		77,252,496
AGRICULTURE — 0.1%
Other Security		2,032,300
AIRLINES — 0.6%
Other Securities		21,757,890
APPAREL — 0.1%
Other Security		4,236,459
AUTO MANUFACTURERS — 1.3%
Fiat Chrysler Automobiles NV 4.50%, 4/15/2020	12,595,000	12,673,215
Other Securities		31,292,028
		43,965,243
AUTO PARTS & EQUIPMENT — 0.7%
Other Securities		24,764,014
BANKS — 1.5%
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	15,178,000	15,888,027
Other Securities		33,605,369
		49,493,396
BEVERAGES — 0.1%
Other Security		2,736,495
BUILDING MATERIALS — 1.2%
Other Securities		41,524,543
CHEMICALS — 2.4%
Other Securities		80,717,525
COAL — 0.1%
Other Security		4,863,432
COMMERCIAL SERVICES — 3.3%
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	10,769,000	10,466,606
See accompanying notes to financial statements.
27

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	$ 18,055,000	$ 18,149,969
Prime Security Services Borrower LLC/Prime Finance, Inc. 9.25%, 5/15/2023 (a)(b)	10,072,000	10,556,161
Other Securities		73,441,626
		112,614,362
COMPUTERS — 2.0%
Dell International LLC/EMC Corp. 7.13%, 6/15/2024 (a)(b)	10,156,000	10,732,556
EMC Corp. 2.65%, 6/1/2020	16,517,000	16,518,652
Other Securities		40,324,764
		67,575,972
COSMETICS/PERSONAL CARE — 1.0%
Other Securities		32,272,810
DISTRIBUTION & WHOLESALE — 0.4%
Other Securities		13,063,871
DIVERSIFIED FINANCIAL SERVICES — 4.9%
Navient Corp.:
5.00%, 10/26/2020	6,346,000	6,458,641
5.50%, 1/25/2023	7,667,000	8,168,575
5.88%, 3/25/2021	3,400,000	3,521,414
5.88%, 10/25/2024	5,292,000	5,664,345
6.50%, 6/15/2022	7,103,000	7,723,944
6.63%, 7/26/2021	4,187,000	4,427,920
7.25%, 9/25/2023 (b)	3,072,000	3,474,862
Series MTN, 6.13%, 3/25/2024 (b)	6,004,000	6,504,013
Series MTN, 7.25%, 1/25/2022	5,079,000	5,522,244
Series MTN, 8.00%, 3/25/2020	4,326,000	4,380,075
Springleaf Finance Corp.:
5.63%, 3/15/2023	6,945,000	7,474,834
6.13%, 5/15/2022	5,300,000	5,709,531
6.13%, 3/15/2024	8,221,000	9,016,464
7.75%, 10/1/2021	6,272,000	6,802,298
8.25%, 12/15/2020	7,788,000	8,194,845
Other Securities		72,939,093
		165,983,098
ELECTRIC — 1.0%
Other Securities		32,376,255
See accompanying notes to financial statements.
28

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Other Securities		$ 7,887,030
ELECTRONICS — 1.4%
ADT Security Corp. 3.50%, 7/15/2022	$ 10,086,100	10,273,298
Other Securities		36,760,389
		47,033,687
ENERGY-ALTERNATE SOURCES — 0.2%
Other Securities		5,866,825
ENGINEERING & CONSTRUCTION — 0.1%
Other Securities		4,246,946
ENTERTAINMENT — 1.5%
Other Securities		50,288,809
ENVIRONMENTAL CONTROL — 0.5%
Other Securities		17,062,000
FOOD — 1.2%
Other Securities		39,836,105
FOOD SERVICE — 0.2%
Other Security		6,927,255
FOREST PRODUCTS & PAPER — 0.0%
Other Security		1,138,048
GAS — 0.3%
Other Securities		10,593,163
HAND & MACHINE TOOLS — 0.1%
Other Security		4,518,319
HEALTH CARE PRODUCTS — 0.9%
Avantor, Inc. 6.00%, 10/1/2024 (a)	10,993,000	11,729,751
Other Securities		18,583,046
		30,312,797
HEALTH CARE SERVICES — 6.8%
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	6,545,000	6,551,480
6.25%, 3/31/2023 (b)	20,897,000	21,202,305
6.88%, 2/1/2022	2,794,500	2,240,071
6.88%, 4/1/2028 (a)	12,957,000	7,530,738
8.00%, 12/15/2027 (a)(b)	5,655,000	5,714,830
See accompanying notes to financial statements.
29

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
8.13%, 6/30/2024 (a)	$ 8,662,000	$ 7,095,737
8.63%, 1/15/2024 (a)(b)	3,456,000	3,668,198
9.88%, 6/30/2023 (a)(b)(c)(d)	7,425,000	6,376,887
DaVita, Inc. 5.13%, 7/15/2024	11,762,000	12,063,695
HCA, Inc.:
5.88%, 5/1/2023	10,271,000	11,338,979
7.50%, 2/15/2022	12,323,000	13,620,982
Tenet Healthcare Corp.:
4.63%, 7/15/2024	13,739,000	14,116,960
4.63%, 9/1/2024 (a)(b)	3,939,000	4,109,362
6.75%, 6/15/2023 (b)	11,731,000	12,898,469
8.13%, 4/1/2022	21,791,000	24,090,822
Other Securities		76,252,721
		228,872,236
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Other Securities		9,336,080
HOME BUILDERS — 2.1%
Other Securities		70,846,151
HOME FURNISHINGS — 0.1%
Other Security		1,836,276
HOUSEHOLD PRODUCTS & WARES — 0.6%
Other Securities		19,939,195
HOUSEWARES — 0.4%
Other Securities		12,515,841
INSURANCE — 1.0%
Other Securities		33,486,181
INTERNET — 1.4%
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	9,841,000	10,094,012
Other Securities		36,238,586
		46,332,598
INVESTMENT COMPANY SECURITY — 0.9%
Other Securities		29,597,084
IRON/STEEL — 0.5%
Other Securities		18,275,497
LEISURE TIME — 0.5%
Other Securities		18,436,958
See accompanying notes to financial statements.
30

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
LODGING — 1.9%
MGM Resorts International 6.00%, 3/15/2023	$ 10,377,000	$ 11,403,285
Other Securities		51,254,130
		62,657,415
MACHINERY, CONSTRUCTION & MINING — 0.3%
Other Securities		10,953,363
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		8,018,112
MEDIA — 8.5%
Altice Financing SA 6.63%, 2/15/2023 (a)	15,343,000	15,620,401
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)(b)	2,515,000	2,555,165
5.13%, 2/15/2023	8,596,000	8,715,570
5.13%, 5/1/2023 (a)	8,796,000	9,001,738
5.25%, 9/30/2022	8,325,000	8,434,724
5.75%, 9/1/2023 (b)	3,427,000	3,488,960
5.75%, 1/15/2024	618,000	630,360
5.88%, 4/1/2024 (a)	15,494,000	16,101,520
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	12,315,000	13,656,473
CSC Holdings LLC 5.25%, 6/1/2024 (b)	9,543,000	10,285,064
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	8,691,000	8,906,363
5.13%, 5/1/2020	7,955,000	8,019,038
5.88%, 7/15/2022	9,342,000	9,923,820
5.88%, 11/15/2024 (b)	15,961,000	16,336,243
6.75%, 6/1/2021	16,859,000	17,741,231
Sirius XM Radio, Inc. 4.63%, 7/15/2024 (a)(b)	13,579,000	14,227,126
Univision Communications, Inc. 5.13%, 5/15/2023 (a)(b)	12,699,000	12,690,746
Other Securities		112,100,269
		288,434,811
METAL FABRICATE & HARDWARE — 0.2%
Other Securities		7,201,078
MINING — 2.6%
Freeport-McMoRan, Inc.:
See accompanying notes to financial statements.
31

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 3/1/2022 (b)	$ 13,812,000	$ 14,002,882
3.88%, 3/15/2023	17,506,000	17,850,518
Other Securities		54,461,824
		86,315,224
MISCELLANEOUS MANUFACTURER — 0.4%
Other Securities		11,873,220
OFFICE & BUSINESS EQUIPMENT — 1.1%
Other Securities		38,612,958
OIL & GAS — 7.1%
Other Securities		241,118,454
OIL & GAS SERVICES — 1.3%
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	14,500,000	15,735,545
Other Securities		28,506,051
		44,241,596
PACKAGING & CONTAINERS — 3.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	11,843,000	12,134,930
5.75%, 10/15/2020	23,475,666	23,512,288
7.00%, 7/15/2024 (a)	6,191,000	6,405,456
Other Securities		66,538,257
		108,590,931
PHARMACEUTICALS — 1.7%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)	1,915,000	1,926,011
5.88%, 5/15/2023 (a)	11,137,000	11,282,783
6.50%, 3/15/2022 (a)	10,538,000	10,788,488
7.00%, 3/15/2024 (a)	12,554,000	13,096,835
Other Securities		21,285,155
		58,379,272
PIPELINES — 3.3%
Other Securities		113,086,995
REAL ESTATE — 0.5%
Other Securities		18,084,603
REAL ESTATE INVESTMENT TRUSTS — 2.6%
Other Securities		88,418,075
See accompanying notes to financial statements.
32

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 3.9%
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	$ 11,125,000	$ 11,510,036
PetSmart, Inc. 7.13%, 3/15/2023 (a)	12,718,000	12,469,236
Rite Aid Corp. 6.13%, 4/1/2023 (a)	11,832,000	10,879,761
Other Securities		95,741,660
		130,600,693
SOFTWARE — 2.3%
Infor US, Inc. 6.50%, 5/15/2022	11,708,000	11,904,343
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	14,184,000	15,071,067
Other Securities		50,403,113
		77,378,523
STORAGE & WAREHOUSING — 0.0%
Other Security		500,990
TELECOMMUNICATIONS — 10.6%
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	11,576,000	12,144,266
Series T, 5.80%, 3/15/2022	10,552,000	11,113,788
Series V, 5.63%, 4/1/2020 (b)	10,416,000	10,490,162
Series W, 6.75%, 12/1/2023	4,986,000	5,566,021
Series Y, 7.50%, 4/1/2024 (b)	7,071,000	7,996,877
CommScope, Inc. 5.50%, 3/1/2024 (a)	10,109,000	10,552,583
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	18,479,000	15,860,526
8.00%, 2/15/2024 (a)(b)	9,250,000	9,496,882
8.50%, 10/15/2024 (a)	23,060,000	21,031,181
9.50%, 9/30/2022 (a)(b)	4,060,000	4,600,021
Sprint Communications, Inc. 6.00%, 11/15/2022 (b)	11,889,000	12,488,324
Sprint Corp.:
7.13%, 6/15/2024	8,813,000	9,496,977
7.25%, 9/15/2021	9,679,000	10,260,224
7.88%, 9/15/2023 (b)	17,591,000	19,413,076
Telecom Italia SpA 5.30%, 5/30/2024 (a)	10,695,000	11,537,659
See accompanying notes to financial statements.
33

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 186,304,569
		358,353,136
TRANSPORTATION — 1.1%
Other Securities		37,546,735
TRUCKING & LEASING — 0.1%
Other Securities		3,424,050
TOTAL CORPORATE BONDS & NOTES (Cost $3,352,266,413)		3,306,726,256
	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0%
Other Securities		93,109
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0%
Other Security		5,887
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0%
Other Security		164
HOUSEHOLD PRODUCTS — 0.0%
Cenveo Enterprises, Inc. (e) (f)	9,870	98,700
MEDIA — 0.0%
Other Securities		259,334
OIL, GAS & CONSUMABLE FUELS — 0.0%
Other Security		308,436
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (e) (f)	41,112	1,027,800
Erickson, Inc. (e) (f)	7,423	37,115
		1,064,915
TOTAL COMMON STOCKS (Cost $16,810,171)		1,830,545
Principal Amount
Senior Floating Rate Loans — 0.0%
MEDIA — 0.0%
Other Security		743,862

See accompanying notes to financial statements.
34

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0%
ADVERTISING SERVICES — 0.0%
Affinion Group, Inc. (expiring 11/20/22) (Cost $0)(b) (e) (f)	11,802	$ —
CONSTRUCTION & ENGINEERING — 0.0%
Abengoa Abenewco 2 SAU (expiring 10/11/24) (Cost $0)(a) (e) (f)	4,407,135	—
MEDIA — 0.0%
Other Security		404,009
TOTAL WARRANTS (Cost $421,746)		404,009
SHORT-TERM INVESTMENTS — 11.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (g) (h)	39,961,413	39,965,409
State Street Navigator Securities Lending Portfolio II (i) (j)	333,405,501	333,405,501
TOTAL SHORT-TERM INVESTMENTS (Cost $373,370,910)		373,370,910
TOTAL INVESTMENTS — 108.8% (Cost $3,743,610,849)		3,683,075,582
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(299,310,956)
NET ASSETS — 100.0%		$ 3,383,764,626
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 45.6% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
See accompanying notes to financial statements.
35

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $1,163,615, representing less than 0.05% of the Fund's net assets.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2019.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
MTN	Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,306,726,256	$ —	$3,306,726,256
Common Stocks	660,879	6,051	1,163,615	1,830,545
Senior Floating Rate Loans	—	743,862	—	743,862
Warrants	—	404,009	—	404,009
Short-Term Investments	373,370,910	—	—	373,370,910
TOTAL INVESTMENTS	$374,031,789	$3,307,880,178	$1,163,615	$3,683,075,582
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 474,821,962	$ 434,857,642	$1,089	$—	39,961,413	$ 39,965,409	$ 366,361
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,526,653	67,526,653	115,091,971	182,618,624	—	—	—	—	73,365
State Street Navigator Securities Lending Portfolio II	—	—	471,722,020	138,316,519	—	—	333,405,501	333,405,501	352,428
State Street Navigator Securities Lending Portfolio III	213,945,431	213,945,431	227,489,009	441,434,440	—	—	—	—	689,055
Total		$281,472,084	$1,289,124,962	$1,197,227,225	$1,089	$—		$373,370,910	$1,481,209
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,382,300,094	$11,297,296,437	$3,309,704,672
Investments in affiliated issuers, at value	397,812,143	1,100,659,168	373,370,910
Total Investments	4,780,112,237	12,397,955,605	3,683,075,582
Cash	138,176	2,387,606	848,735
Receivable for investments sold	34,636,543	165,729,084	26,301,169
Receivable for fund shares sold	—	131,361,021	24,202,339
Dividends receivable — unaffiliated issuers	3,571,419	—	—
Dividends receivable — affiliated issuers	987,270	59,163	75,107
Interest receivable — unaffiliated issuers	11,138,371	184,966,458	53,028,700
Securities lending income receivable — unaffiliated issuers	5,219	10,308	5,463
Securities lending income receivable — affiliated issuers	139,299	460,461	195,248
Receivable for foreign taxes recoverable	—	183,421	15,448
Other Receivable	264	3,404	7
TOTAL ASSETS	4,830,728,798	12,883,116,531	3,787,747,798
LIABILITIES
Payable upon return of securities loaned	274,981,743	1,091,919,478	333,405,501
Payable for investments purchased	33,451,018	173,871,495	45,250,043
Payable for fund shares repurchased	—	153,236,800	24,208,115
Advisory fee payable	1,503,656	3,731,877	1,107,208
Trustees’ fees and expenses payable	13,005	28,452	12,305
TOTAL LIABILITIES	309,949,422	1,422,788,102	403,983,172
NET ASSETS	$4,520,779,376	$11,460,328,429	$3,383,764,626
NET ASSETS CONSIST OF:
Paid-in Capital	$4,159,689,776	$12,813,819,590	$3,899,916,211
Total distributable earnings (loss)	361,089,600	(1,353,491,161)	(516,151,585)
NET ASSETS	$4,520,779,376	$11,460,328,429	$3,383,764,626
NET ASSET VALUE PER SHARE
Net asset value per share	$ 55.40	$ 109.49	$ 26.90
Shares outstanding (unlimited amount authorized, $0.01 par value)	81,600,000	104,674,605	125,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,917,514,081	$11,428,199,226	$3,370,239,939
Investments in affiliated issuers	386,489,415	1,100,659,168	373,370,910
Total cost of investments	$4,304,003,496	$12,528,858,394	$3,743,610,849
* Includes investments in securities on loan, at value	$ 288,618,576	$ 1,206,707,470	$ 372,326,987
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ (3,072,367)	$283,801,605	$ 90,923,489
Dividend income — unaffiliated issuers	22,186,753	—	—
Dividend income — affiliated issuers	2,493,145	676,935	439,726
Unaffiliated securities lending income	39,136	302,604	62,615
Affiliated securities lending income	715,111	2,315,582	1,041,483
TOTAL INVESTMENT INCOME (LOSS)	22,361,778	287,096,726	92,467,313
EXPENSES
Advisory fee	8,242,350	19,962,091	6,246,051
Trustees’ fees and expenses	34,527	78,806	27,938
Miscellaneous expenses	3,304	6,839	2,558
TOTAL EXPENSES	8,280,181	20,047,736	6,276,547
NET INVESTMENT INCOME (LOSS)	$ 14,081,597	$267,048,990	$ 86,190,766
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	74,760,669	(92,353,343)	(40,529,129)
Investments — affiliated issuers	75,969	(8,468)	1,089
In-kind redemptions — unaffiliated issuers	16,900,081	118,346,095	14,498,762
Net realized gain (loss)	91,736,719	25,984,284	(26,029,278)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	180,516,898	80,573,046	5,458,089
Investment — affiliated issuers	7,893,477	—	—
Net change in unrealized appreciation/depreciation	188,410,375	80,573,046	5,458,089
NET REALIZED AND UNREALIZED GAIN (LOSS)	280,147,094	106,557,330	(20,571,189)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$294,228,691	$373,606,320	$ 65,619,577
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 14,081,597	$ (24,708,391)
Net realized gain (loss)	91,736,719	289,862,075
Net change in unrealized appreciation/depreciation	188,410,375	(104,836,108)
Net increase (decrease) in net assets resulting from operations	294,228,691	160,317,576
Net equalization credits and charges	10,555,449	3,239,652
Distributions to shareholders	(98,568,213)	(232,294,018)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	595,135,268	1,294,000,771
Cost of shares redeemed	(128,426,866)	(1,839,526,219)
Net income equalization	(10,555,449)	(3,239,652)
Other Capital	13,038	10,335
Net increase (decrease) in net assets from beneficial interest transactions	456,165,991	(548,754,765)
Net increase (decrease) in net assets during the period	662,381,918	(617,491,555)
Net assets at beginning of period	3,858,397,458	4,475,889,013
NET ASSETS AT END OF PERIOD	$4,520,779,376	$ 3,858,397,458
SHARES OF BENEFICIAL INTEREST:
Shares sold	11,100,000	25,000,000
Shares redeemed	(2,400,000)	(36,400,000)
Net increase (decrease)	8,700,000	(11,400,000)
See accompanying notes to financial statements.
39

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays High Yield Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 267,048,990	$ 501,109,256
Net realized gain (loss)	25,984,284	(165,104,248)
Net change in unrealized appreciation/depreciation	80,573,046	293,375,955
Net increase (decrease) in net assets resulting from operations	373,606,320	629,380,963
Net equalization credits and charges	7,008,498	4,600,515
Distributions to shareholders	(317,291,012)	(506,773,400)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	14,188,513,589	29,165,145,088
Cost of shares redeemed	(12,187,841,299)	(29,394,147,248)
Net income equalization	(7,008,498)	(4,600,515)
Other Capital	1,101,897	2,107,432
Net increase (decrease) in net assets from beneficial interest transactions	1,994,765,689	(231,495,243)
Net increase (decrease) in net assets during the period	2,058,089,495	(104,287,165)
Net assets at beginning of period	9,402,238,934	9,506,526,099
NET ASSETS AT END OF PERIOD	$ 11,460,328,429	$ 9,402,238,934
SHARES OF BENEFICIAL INTEREST:
Shares sold	131,000,001	274,466,667
Shares redeemed	(112,800,000)	(277,000,000)
Net increase (decrease)	18,200,001	(2,533,333)
(a) On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
See accompanying notes to financial statements.
40

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 86,190,766	$ 185,743,059
Net realized gain (loss)	(26,029,278)	(67,938,617)
Net change in unrealized appreciation/depreciation	5,458,089	45,979,497
Net increase (decrease) in net assets resulting from operations	65,619,577	163,783,939
Net equalization credits and charges	785,460	(1,587,606)
Distributions to shareholders	(100,468,644)	(186,601,669)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,949,597,753	4,327,408,255
Cost of shares redeemed	(1,569,854,903)	(4,810,818,700)
Net income equalization	(785,460)	1,587,606
Other Capital	58,303	254,002
Net increase (decrease) in net assets from beneficial interest transactions	379,015,693	(481,568,837)
Net increase (decrease) in net assets during the period	344,952,086	(505,974,173)
Net assets at beginning of period	3,038,812,540	3,544,786,713
NET ASSETS AT END OF PERIOD	$ 3,383,764,626	$ 3,038,812,540
SHARES OF BENEFICIAL INTEREST:
Shares sold	72,600,000	160,200,000
Shares redeemed	(58,500,000)	(178,200,000)
Net increase (decrease)	14,100,000	(18,000,000)
See accompanying notes to financial statements.
41

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Convertible Securities ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 52.93	$ 53.09	$ 49.53	$ 43.78	$ 47.44	$ 50.30
Income (loss) from investment operations:
Net investment income (loss) (a)	0.18	(0.30)	0.23	0.98	0.82	0.37
Net realized and unrealized gain (loss) (b)	3.40	2.88	5.40	7.17	(1.38)	0.22
Total from investment operations	3.58	2.58	5.63	8.15	(0.56)	0.59
Net equalization credits and charges (a)	0.14	0.04	0.01	(0.33)	0.34	(0.05)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.02	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(1.25)	(2.78)	(2.08)	(2.09)	(2.32)	(2.12)
Net realized gains	—	—	—	—	(1.12)	(1.29)
Total distributions	(1.25)	(2.78)	(2.08)	(2.09)	(3.44)	(3.41)
Net asset value, end of period	$ 55.40	$ 52.93	$ 53.09	$ 49.53	$ 43.78	$ 47.44
Total return (d)	7.10%	5.51%	11.62%	18.34%	(0.13)%	1.27%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,520,779	$3,858,397	$4,475,889	$3,873,400	$2,197,606	$3,045,439
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	0.68%(e)	(0.58)%	0.44%	2.12%	1.84%	0.75%
Portfolio turnover rate (f)	17%(g)	36%	40%	32%	30%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
42

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays High Yield Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 108.73	$ 106.80	$ 111.30	$ 105.84	$ 115.02	$ 124.89
Income (loss) from investment operations:
Net investment income (loss) (b)	2.91	6.08	5.85	6.54	6.66	6.78
Net realized and unrealized gain (loss) (c)	1.17	1.84	(4.53)	5.49	(9.30)	(9.93)
Total from investment operations	4.08	7.92	1.32	12.03	(2.64)	(3.15)
Net equalization credits and charges (b)	0.08	0.06	0.00(d)	0.00(d)	0.09	0.03
Other capital (b)	0.01	0.03	0.03	0.03	0.03	0.03
Distributions to shareholders from:
Net investment income	(3.42)	(6.08)	(5.85)	(6.60)	(6.66)	(6.78)
Net asset value, end of period	$ 109.48	$ 108.73	$ 106.80	$ 111.30	$ 105.84	$ 115.02
Total return (e)	3.92%	7.81%	1.23%	11.65%	(1.99)%	(2.50)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$11,460,328	$9,402,239	$9,506,526	$11,613,180	$11,238,281	$9,797,126
Ratios to average net assets:
Total expenses	0.40%(f)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.35%(f)	5.72%	5.34%	5.97%	6.32%	5.71%
Portfolio turnover rate (g)	24%(h)	44%	38%	46%	59%	34%
(a)	On May 6, 2019, the SPDR Bloomberg Barclays High Yield Bond ETF underwent a 1-for-3 reverse share split. The capital share activity presented here has been retroactively adjusted to reflect this split. See Note 11.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
43

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 27.21	$ 27.33	$ 27.92	$ 26.80	$ 28.82	$ 30.86
Income (loss) from investment operations:
Net investment income (loss) (a)	0.75	1.54	1.48	1.62	1.51	1.51
Net realized and unrealized gain (loss) (b)	(0.20)	(0.11)	(0.58)	1.10	(2.02)	(2.04)
Total from investment operations	0.55	1.43	0.90	2.72	(0.51)	(0.53)
Net equalization credits and charges (a)	0.01	(0.01)	(0.01)	0.02	(0.01)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.87)	(1.54)	(1.48)	(1.62)	(1.50)	(1.51)
Net asset value, end of period	$ 26.90	$ 27.21	$ 27.33	$ 27.92	$ 26.80	$ 28.82
Total return (d)	2.11%	5.37%	3.30%	10.43%	(1.61)%	(1.72)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,383,765	$3,038,813	$3,544,787	$4,022,599	$3,138,527	$4,237,219
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income (loss)	5.52%(e)	5.67%	5.37%	5.85%	5.66%	5.13%
Portfolio turnover rate (f)	40%(g)	65%	53%	57%	39%	39%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
46

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Fund's may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
47

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
The Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
48

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The following Funds utilized equalization during the period ended December 31, 2019:
SPDR Bloomberg Barclays Convertible Securities ETF
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Convertible Securities ETF	0.40%
SPDR Bloomberg Barclays High Yield Bond ETF	0.40
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	0.40
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, the fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
49

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
50

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Convertible Securities ETF	$ 721,289,544	$ 702,022,153
SPDR Bloomberg Barclays High Yield Bond ETF	2,570,139,730	2,407,051,012
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,209,854,954	1,194,890,359
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 596,185,640	$ 128,346,466	$ 16,900,081
SPDR Bloomberg Barclays High Yield Bond ETF	13,643,925,176	11,860,510,768	118,346,095
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,909,653,396	1,541,534,120	14,498,762
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
51

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Convertible Securities ETF	$ 4,488,618,400	$599,199,125	$307,705,288	$ 291,493,837
SPDR Bloomberg Barclays High Yield Bond ETF	12,531,425,408	95,126,555	228,596,358	(133,469,803)
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	3,745,803,383	29,294,313	92,022,114	(62,727,801)
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
52

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Convertible Securities ETF	$ 288,618,576	$ 274,981,743	$ 19,247,093	$ 294,228,836
SPDR Bloomberg Barclays High Yield Bond ETF	1,206,707,470	1,091,919,478	140,818,336	1,232,737,814
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	372,326,987	333,405,501	47,213,641	380,619,142
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
53

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Convertible Securities ETF	Convertible Preferred Stocks	$ 23,422,453	$—	$—	$—	$ 23,422,453	$ 23,422,453
SPDR Bloomberg Barclays Convertible Securities ETF	Corporate Bonds & Notes	251,559,290	—	—	—	251,559,290	251,559,290
SPDR Bloomberg Barclays High Yield Bond ETF	Common Stocks	45,000	—	—	—	45,000	45,000
SPDR Bloomberg Barclays High Yield Bond ETF	Corporate Bonds & Notes	1,091,874,478	—	—	—	1,091,874,478	1,091,874,478
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Corporate Bonds & Notes	333,399,650	—	—	—	333,399,650	333,399,650
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Warrants	5,851	—	—	—	5,851	5,851
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest
54

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2019.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Stock Splits
The Board authorized a 1-for-3 reverse stock split for the SPDR Bloomberg Barclays High Yield Bond ETF effective after the close of trading on May 6, 2019. The impact of the reverse stock split was to decrease the number of shares outstanding by a factor of three, while increasing the NAV of shares outstanding by a factor of three, resulting in no effect to the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the reverse stock split.
55

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
56

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
57

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

	SPDR Bloomberg Barclays Convertible Securities ETF	SPDR Bloomberg Barclays High Yield Bond ETF	SPDR Bloomberg Barclays Short Term High Yield Bond ETF
Annualized Expense Ratio	0.40%	0.40%	0.40%
Actual:
Ending Account Value	$1,071.00	$1,039.20	$1,021.10
Expenses Paid During Period(a)	2.08	2.05	2.03
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,023.10	1,023.10	1,023.10
Expenses Paid During Period(a)	2.03	2.03	2.03
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
58

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
59

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Bloomberg Barclays Short Term High Yield Bond ETF
60

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and
BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRTOPFISAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Goldman Sachs Group, Inc. 2.66% 2/23/2023	0.9%
Morgan Stanley 3.15% 1/20/2022	0.7
Morgan Stanley 3.34% 10/24/2023	0.6
Asian Development Bank 1.90% 12/15/2021	0.6
UBS AG 2.47% 6/8/2020	0.6
TOTAL	3.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	87.3%
Foreign Government Obligations	12.2
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
Sector Breakdown as of December 31, 2019

% of Total Investments
Financial	56.6%
Government	10.7
Consumer, Cyclical	9.2
Consumer, Non-cyclical	5.4
Communications	4.5
Industrial	3.9
Energy	2.8
Technology	2.5
Utilities	1.6
Basic Materials	0.2
Short-Term Investments	2.6
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
1

SPDR Dorsey Wright Fixed Income Allocation ETF
Portfolio Statistics (Unaudited)
Top Four Holdings as of December 31, 2019

Description	% of Net Assets
SPDR Portfolio Long Term Corporate Bond ETF	25.3%
SPDR Bloomberg Barclays High Yield Bond ETF	24.9
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	24.8
SPDR Portfolio Intermediate Term Corporate Bond ETF	24.8
TOTAL	99.8%
(The four largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Class Breakdown as of December 31, 2019

% of Net Assets
Domestic Fixed Income	99.8%
Short Term Investments	1.5
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
(The Fund’s asset class breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (Formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 5.00% 7/1/2058	2.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.33% 7/1/2040	1.5
Ohio Air Quality Development Authority Revenue 2.40% 12/1/2038	1.1
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 4.75% 7/1/2053	0.9
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue 5.00% 6/1/2047	0.9
TOTAL	6.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Municipal Bonds & Notes	99.0%
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
Top Ten States as of December 31, 2019

% of Total Investments
California	11.9%
Illinois	11.1
Puerto Rico	10.5
Ohio	7.6
New Jersey	6.6
New York	6.1
Florida	5.9
Texas	4.5
Pennsylvania	3.2
Wisconsin	3.1
TOTAL	70.5%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
3

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 87.3%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.19%, 5/11/2020 (a)	$ 3,857,000	$ 3,859,970
3 Month USD LIBOR + 0.38%, 2.28%, 5/11/2021 (a)	3,276,000	3,284,976
Spirit AeroSystems, Inc. 3 Month USD LIBOR + 0.80%, 2.69%, 6/15/2021 (a)	2,136,000	2,128,353
United Technologies Corp. 3 Month USD LIBOR + 0.65%, 2.55%, 8/16/2021 (a)	5,647,000	5,651,687
		14,924,986
AGRICULTURE — 0.4%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 2.50%, 8/14/2020 (a)	7,345,000	7,358,809
3 Month USD LIBOR + 0.88%, 2.79%, 8/15/2022 (a)	5,087,000	5,112,282
Philip Morris International, Inc. 3 Month USD LIBOR + 0.42%, 2.31%, 2/21/2020 (a)	2,535,000	2,536,420
		15,007,511
AUTO MANUFACTURERS — 8.6%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.26%, 2.15%, 6/16/2020 (a)	8,747,000	8,752,948
Series GMTN, 3 Month USD LIBOR + 0.21%, 2.11%, 2/12/2021 (a)	4,951,000	4,951,990
Series MTN, 3 Month USD LIBOR + 0.18%, 2.08%, 5/22/2020 (a)	4,110,000	4,112,178
Series MTN, 3 Month USD LIBOR + 0.27%, 2.24%, 7/20/2020 (a)	2,084,000	2,086,292
Series MTN, 3 Month USD LIBOR + 0.29%, 2.18%, 12/10/2021 (a)	3,155,000	3,157,272
Series MTN, 3 Month USD LIBOR + 0.34%, 2.25%, 2/14/2020 (a)	4,686,000	4,688,249
Series MTN, 3 Month USD LIBOR + 0.35%, 2.24%, 6/11/2021 (a)	8,308,000	8,325,198
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.35%, 2.24%, 11/5/2021 (a)	$ 2,900,000	$ 2,903,770
Series MTN, 3 Month USD LIBOR + 0.45%, 2.36%, 2/15/2022 (a)	2,000,000	2,006,000
Series MTN, 3 Month USD LIBOR + 0.47%, 2.37%, 11/16/2022 (a)	390,000	390,527
Series MTN, 3 Month USD LIBOR + 0.47%, 2.50%, 1/8/2021 (a)	3,365,000	3,375,162
Series MTN, 3 Month USD LIBOR + 0.54%, 2.49%, 6/27/2022 (a)	2,000,000	2,009,320
BMW Finance NV 3 Month USD LIBOR + 0.79%, 2.69%, 8/12/2022 (a) (b)	2,250,000	2,265,322
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 2.28%, 8/14/2020 (a) (b) (c)	5,441,000	5,447,964
3 Month USD LIBOR + 0.41%, 2.41%, 4/12/2021 (a) (b)	6,216,000	6,224,765
3 Month USD LIBOR + 0.50%, 2.40%, 8/13/2021 (a) (b)	3,885,000	3,895,140
3 Month USD LIBOR + 0.53%, 2.53%, 4/14/2022 (a) (b)	4,660,000	4,669,320
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.29%, 5/4/2020 (a) (b)	4,746,000	4,748,895
3 Month USD LIBOR + 0.43%, 2.33%, 2/12/2021 (a) (b)	3,610,000	3,610,433
3 Month USD LIBOR + 0.45%, 2.35%, 2/22/2021 (a) (b)	6,960,000	6,964,733
3 Month USD LIBOR + 0.53%, 2.42%, 5/5/2020 (a) (b)	4,728,000	4,731,310
3 Month USD LIBOR + 0.55%, 2.45%, 5/4/2021 (a) (b)	5,308,000	5,315,856
3 Month USD LIBOR + 0.63%, 2.67%, 1/6/2020 (a) (b)	2,080,000	2,080,000
3 Month USD LIBOR + 0.67%, 2.56%, 11/5/2021 (a) (b)	1,795,000	1,799,793
3 Month USD LIBOR + 0.84%, 2.74%, 5/4/2023 (a) (b)	2,050,000	2,057,770

See accompanying notes to financial statements.
4

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.88%, 2.78%, 2/22/2022 (a) (b)	$ 5,350,000	$ 5,387,985
3 Month USD LIBOR + 0.90%, 2.81%, 2/15/2022 (a) (b)	12,750,000	12,846,772
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.24%, 3.14%, 2/15/2023 (a)	3,924,000	3,847,325
3 Month USD LIBOR + 0.79%, 2.68%, 6/12/2020 (a)	1,967,000	1,964,109
3 Month USD LIBOR + 0.81%, 2.85%, 4/5/2021 (a)	3,940,000	3,920,694
3 Month USD LIBOR + 0.88%, 2.88%, 10/12/2021 (a)	3,682,000	3,653,943
3 Month USD LIBOR + 1.00%, 3.01%, 1/9/2020 (a)	7,934,000	7,934,952
3 Month USD LIBOR + 1.08%, 2.98%, 8/3/2022 (a)	4,787,000	4,715,578
3 Month USD LIBOR + 1.27%, 3.23%, 3/28/2022 (a) (c)	3,425,000	3,399,895
3 Month USD LIBOR + 2.55%, 4.59%, 1/7/2021 (a)	2,741,000	2,779,758
3 Month USD LIBOR + 3.14%, 5.18%, 1/7/2022 (a)	2,980,000	3,085,760
Series MTN, 3 Month USD LIBOR + 0.93%, 2.86%, 9/24/2020 (a)	5,828,000	5,837,616
General Motors Co.:
3 Month USD LIBOR + 0.80%, 2.69%, 8/7/2020 (a)	4,251,000	4,257,632
3 Month USD LIBOR + 0.90%, 2.79%, 9/10/2021 (a)	3,724,000	3,726,905
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 2.45%, 11/6/2020 (a)	3,470,000	3,465,975
3 Month USD LIBOR + 0.85%, 2.86%, 4/9/2021 (a)	3,107,000	3,109,858
3 Month USD LIBOR + 0.93%, 2.92%, 4/13/2020 (a)	8,437,000	8,448,643
3 Month USD LIBOR + 0.99%, 3.03%, 1/5/2023 (a) (c)	2,480,000	2,468,071
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.10%, 3.01%, 11/6/2021 (a)	$ 3,207,000	$ 3,212,708
3 Month USD LIBOR + 1.31%, 3.27%, 6/30/2022 (a) (c)	4,310,000	4,325,085
3 Month USD LIBOR + 1.55%, 3.54%, 1/14/2022 (a)	3,520,000	3,551,610
Harley-Davidson Financial Services, Inc.:
3 Month USD LIBOR + 0.50%, 2.39%, 5/21/2020 (a) (b)	2,420,000	2,421,234
3 Month USD LIBOR + 0.94%, 2.85%, 3/2/2021 (a) (b)	3,880,000	3,901,573
Hyundai Capital America:
3 Month USD LIBOR + 0.80%, 2.70%, 9/18/2020 (a) (b) (c)	3,900,000	3,906,318
3 Month USD LIBOR + 0.94%, 2.97%, 7/8/2021 (a) (b) (c)	2,000,000	2,005,880
3 Month USD LIBOR + 0.94%, 2.97%, 7/8/2021 (a)	148,000	148,435
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 2.35%, 9/28/2020 (a) (b)	1,500,000	1,500,555
3 Month USD LIBOR + 0.39%, 2.39%, 7/13/2020 (a) (b)	1,930,000	1,930,791
3 Month USD LIBOR + 0.63%, 2.56%, 9/21/2021 (a) (b)	3,234,000	3,236,975
3 Month USD LIBOR + 0.65%, 2.65%, 7/13/2022 (a) (b)	4,340,000	4,331,841
3 Month USD LIBOR + 0.69%, 2.65%, 9/28/2022 (a) (b)	2,851,000	2,844,785
3 Month USD LIBOR + 0.89%, 2.89%, 1/13/2022 (a) (b)	5,182,000	5,204,749
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.10%, 2.11%, 1/10/2020 (a)	3,405,000	3,405,204
3 Month USD LIBOR + 0.26%, 2.26%, 4/17/2020 (a)	6,060,000	6,063,636
3 Month USD LIBOR + 0.54%, 2.57%, 1/8/2021 (a)	1,730,000	1,736,712

See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.17%, 2.07%, 9/18/2020 (a)	$ 5,006,000	$ 5,005,800
Series MTN, 3 Month USD LIBOR + 0.24%, 2.24%, 7/15/2020 (a)	100,000	100,021
Series MTN, 3 Month USD LIBOR + 0.28%, 2.28%, 4/13/2021 (a)	6,095,000	6,103,594
Series MTN, 3 Month USD LIBOR + 0.29%, 2.33%, 10/7/2021 (a)	6,500,000	6,509,620
Series MTN, 3 Month USD LIBOR + 0.37%, 2.26%, 3/12/2020 (a) (c)	3,084,000	3,086,128
Series MTN, 3 Month USD LIBOR + 0.40%, 2.30%, 5/17/2022 (a)	3,635,000	3,641,361
Series MTN, 3 Month USD LIBOR + 0.48%, 2.37%, 9/8/2022 (a)	6,633,000	6,658,272
Series MTN, 3 Month USD LIBOR + 0.69%, 2.67%, 1/11/2022 (a)	3,563,000	3,592,644
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.77%, 2.67%, 11/13/2020 (a) (b)	8,863,000	8,895,084
3 Month USD LIBOR + 0.86%, 2.79%, 9/24/2021 (a) (b)	4,200,000	4,228,308
3 Month USD LIBOR + 0.94%, 2.84%, 11/12/2021 (a) (b)	3,760,000	3,787,034
		290,757,635
BANKS — 52.3%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 2.38%, 1/19/2021 (a) (b)	5,369,000	5,379,899
3 Month USD LIBOR + 0.57%, 2.49%, 8/27/2021 (a) (b)	6,558,000	6,587,708
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 2.94%, 1/25/2022 (a) (b)	1,180,000	1,195,529
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 2.86%, 6/14/2023 (a) (b)	3,010,000	3,046,993
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 2.22%, 11/9/2020 (a) (b)	4,529,000	4,536,337
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.46%, 2.36%, 5/17/2021 (a) (b)	$ 4,815,000	$ 4,832,912
3 Month USD LIBOR + 0.49%, 2.38%, 11/21/2022 (a) (b)	5,500,000	5,522,825
3 Month USD LIBOR + 0.50%, 2.40%, 8/19/2020 (a) (b)	3,787,000	3,796,770
3 Month USD LIBOR + 0.71%, 2.61%, 5/19/2022 (a) (b)	3,010,000	3,038,595
3 Month USD LIBOR + 0.87%, 2.78%, 11/23/2021 (a) (b)	4,430,000	4,482,141
3 Month USD LIBOR + 0.99%, 2.90%, 6/1/2021 (a) (b)	2,910,000	2,942,563
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 3.00%, 2/23/2023 (a) (c)	1,290,000	1,298,256
3 Month USD LIBOR + 1.12%, 3.12%, 4/12/2023 (a)	3,260,000	3,283,113
3 Month USD LIBOR + 1.56%, 3.54%, 4/11/2022 (a)	8,290,000	8,418,329
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.31%, 1/23/2022 (a)	4,039,000	4,043,564
3 Month USD LIBOR + 1.00%, 2.94%, 4/24/2023 (a)	17,840,000	18,034,813
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.63%, 7/21/2021 (a)	7,978,000	7,997,067
Series GMTN, 3 Month USD LIBOR + 0.96%, 2.89%, 7/23/2024 (a)	50,000	50,498
Series GMTN, 3 Month USD LIBOR + 1.42%, 3.39%, 4/19/2021 (a)	7,122,000	7,232,533
Series MTN, 3 Month USD LIBOR + 0.65%, 2.56%, 10/1/2021 (a)	5,345,000	5,359,431
Series MTN, 3 Month USD LIBOR + 0.65%, 2.60%, 6/25/2022 (a)	6,845,000	6,881,210
Series MTN, 3 Month USD LIBOR + 0.79%, 2.68%, 3/5/2024 (a)	11,328,000	11,380,902
Series MTN, 3 Month USD LIBOR + 1.16%, 3.13%, 1/20/2023 (a) (c)	7,845,000	7,956,242

See accompanying notes to financial statements.
6

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.18%, 3.15%, 10/21/2022 (a)	$ 4,881,000	$ 4,953,580
Bank of America NA:
3 Month USD LIBOR + 0.32%, 2.26%, 7/26/2021 (a)	9,545,000	9,551,204
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.26%, 5/24/2021 (a)	4,775,000	4,777,913
Bank of Montreal:
Series D, 3 Month USD LIBOR + 0.46%, 2.46%, 4/13/2021 (a)	5,435,000	5,454,349
Series MTN, 3 Month USD LIBOR + 0.34%, 2.34%, 7/13/2020 (a)	6,272,000	6,280,718
Series MTN, 3 Month USD LIBOR + 0.40%, 2.35%, 1/22/2021 (a) (c)	5,500,000	5,515,235
Series MTN, 3 Month USD LIBOR + 0.44%, 2.33%, 6/15/2020 (a)	8,946,000	8,960,761
Series MTN, 3 Month USD LIBOR + 0.57%, 2.52%, 3/26/2022 (a)	2,850,000	2,868,553
Series MTN, 3 Month USD LIBOR + 0.63%, 2.52%, 9/11/2022 (a)	3,315,000	3,340,824
Series MTN, 3 Month USD LIBOR + 0.79%, 2.71%, 8/27/2021 (a)	6,288,000	6,348,868
Bank of New York Mellon Series BKNT, 3 Month USD LIBOR + 0.28%, 2.18%, 6/4/2021 (a)	9,840,000	9,847,478
Bank of New York Mellon Corp Series MTN, 3 Month USD LIBOR + 1.05%, 2.99%, 10/30/2023 (a)	5,221,000	5,309,339
Bank of New York Mellon Corp. Series MTN, 3 Month USD LIBOR + 0.87%, 2.77%, 8/17/2020 (a)	1,954,000	1,962,930
Bank of Nova Scotia:
3 Month USD LIBOR + 0.42%, 2.36%, 1/25/2021 (a)	1,630,000	1,634,222
3 Month USD LIBOR + 0.64%, 2.53%, 3/7/2022 (a) (c)	3,857,000	3,887,162
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.32%, 1/8/2021 (a)	4,534,000	4,540,257
Series BKNT, 3 Month USD LIBOR + 0.39%, 2.39%, 7/14/2020 (a)	3,654,000	3,660,139
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.41%, 4/20/2021 (a)	$ 5,421,000	$ 5,439,106
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.52%, 9/19/2022 (a)	2,464,000	2,482,308
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 2.46%, 7/20/2020 (a) (b)	1,990,000	1,993,662
3 Month USD LIBOR + 0.73%, 2.70%, 7/20/2022 (a) (b)	3,510,000	3,533,833
3 Month USD LIBOR + 0.96%, 2.93%, 7/20/2023 (a) (b)	3,250,000	3,294,005
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 2.44%, 1/11/2021 (a)	6,998,000	7,001,709
Series GMTN, 3 Month USD LIBOR + 0.65%, 2.54%, 8/7/2020 (a)	1,351,000	1,353,202
Barclays PLC:
3 Month USD LIBOR + 1.38%, 3.28%, 5/16/2024 (a)	14,382,000	14,538,764
3 Month USD LIBOR + 1.43%, 3.34%, 2/15/2023 (a)	5,710,000	5,762,760
3 Month USD LIBOR + 1.63%, 3.63%, 1/10/2023 (a)	6,455,000	6,542,142
3 Month USD LIBOR + 2.11%, 4.01%, 8/10/2021 (a)	7,671,000	7,839,455
BBVA USA Series BKNT, 3 Month USD LIBOR + 0.73%, 2.62%, 6/11/2021 (a)	2,490,000	2,489,452
BNG Bank NV:
3 Month USD LIBOR + 0.07%, 1.96%, 3/11/2022 (a) (b)	10,250,000	10,245,182
3 Month USD LIBOR + 0.10%, 2.10%, 7/14/2020 (a) (b)	14,805,000	14,811,514
BNP Paribas SA 3 Month USD LIBOR + 0.39%, 2.28%, 8/7/2021 (a) (b)	3,000,000	3,006,240
BPCE SA:
3 Month USD LIBOR + 1.22%, 3.12%, 5/22/2022 (a) (b)	4,650,000	4,714,774

See accompanying notes to financial statements.
7

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.24%, 3.13%, 9/12/2023 (a) (b)	$ 4,420,000	$ 4,486,963
Series MTN, 3 Month USD LIBOR + 0.88%, 2.79%, 5/31/2022 (a)	1,945,000	1,962,836
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 2.22%, 2/2/2021 (a)	2,330,000	2,333,728
3 Month USD LIBOR + 0.72%, 2.61%, 6/16/2022 (a)	4,311,000	4,353,679
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.35%, 10/5/2020 (a)	4,918,000	4,925,131
Series BKNT, 3 Month USD LIBOR + 0.66%, 2.55%, 9/13/2023 (a) (c)	2,760,000	2,778,934
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 2.39%, 10/30/2020 (a)	3,379,000	3,385,420
3 Month USD LIBOR + 0.72%, 2.66%, 1/30/2023 (a)	2,186,000	2,188,579
3 Month USD LIBOR + 0.95%, 2.84%, 3/9/2022 (a)	2,760,000	2,789,035
Capital One NA:
Series BKNT, 3 Month USD LIBOR + 0.82%, 2.72%, 8/8/2022 (a)	1,940,000	1,953,910
Series BKNT, 3 Month USD LIBOR + 1.15%, 3.09%, 1/30/2023 (a)	2,746,000	2,775,904
Citibank NA:
3 Month USD LIBOR + 0.53%, 2.43%, 2/19/2022 (a)	4,930,000	4,940,846
3 Month USD LIBOR + 0.57%, 2.50%, 7/23/2021 (a)	12,110,000	12,163,889
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.27%, 10/20/2020 (a)	6,535,000	6,542,123
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.23%, 5/1/2020 (a)	8,892,000	8,895,646
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.25%, 2/12/2021 (a)	7,550,000	7,558,456
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.39%, 6/12/2020 (a)	4,216,000	4,223,294
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.50%, 5/20/2022 (a)	$ 7,880,000	$ 7,906,871
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 2.93%, 6/1/2024 (a)	1,510,000	1,526,308
3 Month USD LIBOR + 1.10%, 3.00%, 5/17/2024 (a)	8,576,000	8,688,603
3 Month USD LIBOR + 0.96%, 2.90%, 4/25/2022 (a)	12,112,000	12,266,186
3 Month USD LIBOR + 0.69%, 2.63%, 10/27/2022 (a)	2,906,000	2,926,720
3 Month USD LIBOR + 0.95%, 2.89%, 7/24/2023 (a)	6,255,000	6,309,669
3 Month USD LIBOR + 1.07%, 2.96%, 12/8/2021 (a)	5,283,000	5,350,200
3 Month USD LIBOR + 1.19%, 3.09%, 8/2/2021 (a)	6,307,000	6,393,280
3 Month USD LIBOR + 1.31%, 3.25%, 10/26/2020 (a)	5,467,000	5,518,226
3 Month USD LIBOR + 1.38%, 3.34%, 3/30/2021 (a)	7,754,000	7,858,446
3 Month USD LIBOR + 1.43%, 3.34%, 9/1/2023 (a)	16,718,000	17,067,406
Citizens Bank NA/Providence:
Series BKNT, 3 Month USD LIBOR + 0.54%, 2.45%, 3/2/2020 (a)	2,320,000	2,320,626
Series BKNT, 3 Month USD LIBOR + 0.72%, 2.63%, 2/14/2022 (a)	2,000,000	2,014,380
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.82%, 2.72%, 6/4/2024 (a) (b)	1,274,000	1,290,231
3 Month USD LIBOR + 0.40%, 2.30%, 9/18/2020 (a) (b)	1,160,000	1,162,390
3 Month USD LIBOR + 0.45%, 2.34%, 3/10/2020 (a) (b)	1,190,000	1,190,845
3 Month USD LIBOR + 0.68%, 2.58%, 9/18/2022 (a) (b)	4,030,000	4,065,948
3 Month USD LIBOR + 0.70%, 2.59%, 3/10/2022 (a) (b)	4,170,000	4,206,738

See accompanying notes to financial statements.
8

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 2.59%, 3/16/2023 (a) (b)	$ 6,514,000	$ 6,572,626
3 Month USD LIBOR + 0.83%, 2.72%, 9/6/2021 (a) (b) (c)	11,722,000	11,833,242
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 2.37%, 4/26/2021 (a)	4,408,000	4,422,150
3 Month USD LIBOR + 0.48%, 2.49%, 1/10/2023 (a)	2,610,000	2,610,157
3 Month USD LIBOR + 0.83%, 2.84%, 1/10/2022 (a)	4,020,000	4,060,924
Credit Agricole Corporate & Investment Bank SA Series MTN, 3 Month USD LIBOR + 0.40%, 2.30%, 5/3/2021 (a) (b)	400,000	400,620
Credit Agricole SA:
3 Month USD LIBOR + 0.97%, 2.86%, 6/10/2020 (a) (b) (c)	3,912,000	3,926,474
3 Month USD LIBOR + 1.02%, 2.96%, 4/24/2023 (a) (b)	5,525,000	5,581,244
3 Month USD LIBOR + 1.18%, 3.09%, 7/1/2021 (a) (b)	2,100,000	2,128,455
3 Month USD LIBOR + 1.43%, 3.44%, 1/10/2022 (a) (b)	1,825,000	1,856,919
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 3.09%, 12/14/2023 (a) (b)	3,910,000	3,954,144
3 Month USD LIBOR + 1.24%, 3.13%, 6/12/2024 (a) (b)	5,560,000	5,628,388
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 4.29%, 4/16/2021 (a)	8,719,000	8,936,103
Danske Bank A/S:
3 Month USD LIBOR + 0.51%, 2.42%, 3/2/2020 (a) (b)	2,100,000	2,100,777
3 Month USD LIBOR + 1.06%, 2.95%, 9/12/2023 (a) (b)	2,820,000	2,808,184
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 2.38%, 6/8/2020 (a) (b)	4,855,000	4,858,350
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.62%, 2.56%, 7/25/2022 (a) (b)	$ 2,914,000	$ 2,926,734
Deutsche Bank AG:
3 Month USD LIBOR + 0.82%, 2.77%, 1/22/2021 (a)	4,889,000	4,871,742
3 Month USD LIBOR + 0.97%, 2.97%, 7/13/2020 (a)	5,510,000	5,506,584
3 Month USD LIBOR + 1.19%, 3.09%, 11/16/2022 (a)	2,966,000	2,947,700
3 Month USD LIBOR + 1.23%, 3.15%, 2/27/2023 (a) (c)	3,430,000	3,364,213
3 Month USD LIBOR + 1.29%, 3.19%, 2/4/2021 (a)	2,640,000	2,641,346
3 Month USD LIBOR + 1.31%, 3.21%, 8/20/2020 (a)	258,000	258,495
DNB Bank ASA:
3 Month USD LIBOR + 0.37%, 2.28%, 10/2/2020 (a) (b)	3,904,000	3,910,012
3 Month USD LIBOR + 0.62%, 2.53%, 12/2/2022 (a) (b)	4,500,000	4,519,260
Fifth Third Bank:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.19%, 10/30/2020 (a)	2,650,000	2,641,440
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.38%, 7/26/2021 (a)	2,660,000	2,667,395
Series MTN, 3 Month USD LIBOR + 0.64%, 2.55%, 2/1/2022 (a)	925,000	931,429
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 2.66%, 2/23/2023 (a)	28,835,000	28,990,709
3 Month USD LIBOR + 0.78%, 2.71%, 10/31/2022 (a)	10,995,000	11,069,876
3 Month USD LIBOR + 1.00%, 2.94%, 7/24/2023 (a)	2,863,000	2,890,571
3 Month USD LIBOR + 1.05%, 2.94%, 6/5/2023 (a)	4,245,000	4,290,549
3 Month USD LIBOR + 1.11%, 3.05%, 4/26/2022 (a)	12,243,000	12,366,287
3 Month USD LIBOR + 1.16%, 3.09%, 4/23/2020 (a)	11,259,000	11,284,108

See accompanying notes to financial statements.
9

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.17%, 3.08%, 11/15/2021 (a)	$ 10,974,000	$ 11,058,829
3 Month USD LIBOR + 1.20%, 3.09%, 9/15/2020 (a) (c)	8,419,000	8,470,103
3 Month USD LIBOR + 1.36%, 3.30%, 4/23/2021 (a)	7,812,000	7,913,868
Series FRN, 3 Month USD LIBOR + 1.77%, 3.68%, 2/25/2021 (a)	4,637,000	4,716,339
Series MTN, 3 Month USD LIBOR + 1.60%, 3.51%, 11/29/2023 (a)	6,637,000	6,872,613
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 2.90%, 5/18/2024 (a)	10,982,000	11,061,180
3 Month USD LIBOR + 0.60%, 2.50%, 5/18/2021 (a)	15,488,000	15,503,178
3 Month USD LIBOR + 2.24%, 4.13%, 3/8/2021 (a)	8,782,000	8,978,278
3 Month USD LIBOR + 0.65%, 2.54%, 9/11/2021 (a)	17,892,000	17,929,752
3 Month USD LIBOR + 1.50%, 3.54%, 1/5/2022 (a)	9,054,000	9,230,825
3 Month USD LIBOR + 1.66%, 3.57%, 5/25/2021 (a)	8,144,000	8,289,208
Huntington National Bank:
3 Month USD LIBOR + 0.55%, 2.44%, 2/5/2021 (a)	1,692,000	1,696,687
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.40%, 3/10/2020 (a)	2,690,000	2,691,722
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75%, 2.65%, 11/8/2020 (a)	4,073,000	4,078,499
Industrial Bank of Korea Series 144A, 3 Month USD LIBOR + 0.60%, 2.50%, 8/2/2021 (a) (b)	5,750,000	5,770,585
ING Groep NV:
3 Month USD LIBOR + 1.00%, 2.91%, 10/2/2023 (a) (c)	3,410,000	3,440,724
3 Month USD LIBOR + 1.15%, 3.11%, 3/29/2022 (a) (c)	6,483,000	6,566,825
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.23%, 3.17%, 10/24/2023 (a)	$ 15,718,000	$ 15,987,092
3 Month USD LIBOR + 0.55%, 2.44%, 3/9/2021 (a)	17,238,000	17,249,205
3 Month USD LIBOR + 0.61%, 2.51%, 6/18/2022 (a)	9,395,000	9,436,808
3 Month USD LIBOR + 0.68%, 2.59%, 6/1/2021 (a)	8,756,000	8,772,724
3 Month USD LIBOR + 0.73%, 2.66%, 4/23/2024 (a)	425,000	424,817
3 Month USD LIBOR + 0.90%, 2.84%, 4/25/2023 (a)	10,851,000	10,947,682
3 Month USD LIBOR + 1.00%, 3.00%, 1/15/2023 (a)	6,944,000	7,017,676
3 Month USD LIBOR + 1.10%, 2.99%, 6/7/2021 (a)	2,486,000	2,514,017
3 Month USD LIBOR + 1.21%, 3.13%, 10/29/2020 (a)	3,610,000	3,636,678
3 Month USD LIBOR + 1.48%, 3.39%, 3/1/2021 (a)	5,074,000	5,142,448
JPMorgan Chase Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.20%, 2/1/2021 (a)	9,590,000	9,591,630
Series BKNT, 3 Month USD LIBOR + 0.34%, 2.28%, 4/26/2021 (a)	10,365,000	10,369,664
Series BKNT, 3 Month USD LIBOR + 0.37%, 2.27%, 2/19/2021 (a)	11,215,000	11,218,813
KEB Hana Bank:
3 Month USD LIBOR + 0.70%, 2.64%, 10/2/2022 (a) (b)	4,840,000	4,858,198
3 Month USD LIBOR + 0.73%, 2.77%, 4/5/2020 (a) (b)	1,510,000	1,511,314
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 2.57%, 2/1/2022 (a)	1,500,000	1,508,610
Lloyds Bank PLC 3 Month USD LIBOR + 0.49%, 2.38%, 5/7/2021 (a)	9,669,000	9,687,564
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 2.73%, 6/21/2021 (a)	824,000	827,667

See accompanying notes to financial statements.
10

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Macquarie Bank, Ltd. 3 Month USD LIBOR + 1.12%, 3.05%, 7/29/2020 (a) (b)	$ 6,270,000	$ 6,304,987
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 2.93%, 11/28/2023 (a) (b)	8,160,000	8,203,411
3 Month USD LIBOR + 1.35%, 3.30%, 3/27/2024 (a) (b)	100,000	101,541
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27%, 2.21%, 1/25/2021 (a)	1,885,000	1,884,661
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 2.59%, 7/26/2021 (a)	9,074,000	9,114,924
3 Month USD LIBOR + 0.70%, 2.59%, 3/7/2022 (a)	3,028,000	3,040,173
3 Month USD LIBOR + 0.74%, 2.65%, 3/2/2023 (a)	7,698,000	7,717,399
3 Month USD LIBOR + 0.79%, 2.73%, 7/25/2022 (a) (c)	7,619,000	7,664,257
3 Month USD LIBOR + 0.86%, 2.80%, 7/26/2023 (a)	11,565,000	11,635,546
3 Month USD LIBOR + 0.92%, 2.82%, 2/22/2022 (a)	4,691,000	4,735,424
3 Month USD LIBOR + 1.06%, 2.95%, 9/13/2021 (a)	7,687,000	7,772,018
3 Month USD LIBOR + 1.88%, 3.79%, 3/1/2021 (a)	2,078,000	2,115,404
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.79%, 2.68%, 3/5/2023 (a)	7,549,000	7,579,498
3 Month USD LIBOR + 0.84%, 2.84%, 7/16/2023 (a)	5,090,000	5,111,378
3 Month USD LIBOR + 0.85%, 2.74%, 9/13/2023 (a)	3,500,000	3,515,785
3 Month USD LIBOR + 0.88%, 2.77%, 9/11/2022 (a)	11,355,000	11,440,617
3 Month USD LIBOR + 0.94%, 2.85%, 2/28/2022 (a)	9,891,000	9,981,404
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.00%, 2.89%, 9/11/2024 (a) (c)	$ 4,000,000	$ 4,040,800
3 Month USD LIBOR + 1.14%, 3.03%, 9/13/2021 (a)	6,386,000	6,460,908
3 Month USD LIBOR + 1.48%, 3.48%, 4/12/2021 (a) (b)	1,220,000	1,236,970
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 2.88%, 7/22/2022 (a)	14,956,000	15,097,484
3 Month USD LIBOR + 0.98%, 2.87%, 6/16/2020 (a)	3,030,000	3,039,878
3 Month USD LIBOR + 1.14%, 3.08%, 1/27/2020 (a)	5,377,000	5,381,087
3 Month USD LIBOR + 1.18%, 3.15%, 1/20/2022 (a)	24,670,000	24,900,664
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.45%, 2/10/2021 (a)	14,874,000	14,880,991
Series GMTN, 3 Month USD LIBOR + 1.22%, 3.12%, 5/8/2024 (a) (c)	3,955,000	4,025,439
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.37%, 4/21/2021 (a)	7,026,000	7,131,179
Series MTN, 3 Month USD LIBOR + 1.40%, 3.34%, 10/24/2023 (a)	20,924,000	21,373,866
MUFG Union Bank NA Series BKNT, 3 Month USD LIBOR + 0.60%, 2.49%, 3/7/2022 (a)	1,500,000	1,500,750
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.35%, 1/12/2021 (a) (b) (c)	4,715,000	4,723,628
3 Month USD LIBOR + 0.51%, 2.41%, 5/22/2020 (a) (b)	10,909,000	10,928,527
3 Month USD LIBOR + 0.58%, 2.49%, 9/20/2021 (a) (b)	4,360,000	4,385,462
3 Month USD LIBOR + 0.60%, 2.60%, 4/12/2023 (a) (b)	1,315,000	1,322,995
3 Month USD LIBOR + 0.71%, 2.61%, 11/4/2021 (a) (b)	5,221,000	5,264,961
3 Month USD LIBOR + 0.72%, 2.62%, 5/22/2022 (a) (b)	4,560,000	4,603,320

See accompanying notes to financial statements.
11

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.89%, 2.90%, 1/10/2022 (a) (b)	$ 3,460,000	$ 3,501,312
3 Month USD LIBOR + 1.00%, 3.00%, 7/12/2021 (a) (b)	4,445,000	4,498,118
National Bank of Canada:
Series MTN, 3 Month USD LIBOR + 0.56%, 2.45%, 6/12/2020 (a)	4,127,000	4,133,521
Series MTN, 3 Month USD LIBOR + 0.60%, 2.60%, 1/17/2020 (a)	1,705,000	1,705,512
NatWest Markets PLC 3 Month USD LIBOR + 1.40%, 3.36%, 9/29/2022 (a) (b)	2,000,000	2,026,880
Nederlandse Waterschapsbank NV 3 Month USD LIBOR + 0.03%, 1.94%, 2/24/2020 (a) (b) (c)	18,310,000	18,312,930
Nordea Bank AB 3 Month USD LIBOR + 0.47%, 2.38%, 5/29/2020 (a) (b)	6,050,000	6,059,922
PNC Bank NA:
3 Month USD LIBOR + 0.43%, 2.32%, 12/9/2022 (a)	5,000,000	5,003,300
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.20%, 1/22/2021 (a)	3,695,000	3,699,175
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.20%, 6/10/2021 (a)	4,000,000	4,001,040
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.24%, 3/12/2021 (a)	8,015,000	8,018,366
Series BKNT, 3 Month USD LIBOR + 0.36%, 2.26%, 5/19/2020 (a)	2,493,000	2,494,795
Series BKNT, 3 Month USD LIBOR + 0.45%, 2.40%, 7/22/2022 (a)	6,750,000	6,752,092
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.44%, 7/27/2022 (a) (c)	3,690,000	3,706,568
Regions Bank:
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.29%, 4/1/2021 (a)	2,610,000	2,608,982
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.40%, 8/13/2021 (a)	2,890,000	2,891,792
Security Description	Principal Amount	Value
Royal Bank of Canada:
3 Month USD LIBOR + 0.66%, 2.70%, 10/5/2023 (a)	$ 2,810,000	$ 2,828,939
Series GMTN, 3 Month USD LIBOR + 0.30%, 2.25%, 7/22/2020 (a)	7,577,000	7,587,153
Series GMTN, 3 Month USD LIBOR + 0.38%, 2.29%, 3/2/2020 (a)	5,274,000	5,277,217
Series GMTN, 3 Month USD LIBOR + 0.39%, 2.33%, 4/30/2021 (a)	10,609,000	10,641,145
Series GMTN, 3 Month USD LIBOR + 0.47%, 2.40%, 4/29/2022 (a)	3,859,000	3,872,082
Series GMTN, 3 Month USD LIBOR + 0.52%, 2.41%, 3/6/2020 (a) (c)	4,094,000	4,097,521
Series GMTN, 3 Month USD LIBOR + 0.73%, 2.64%, 2/1/2022 (a) (c)	4,269,000	4,310,922
Series MTN, 3 Month USD LIBOR + 0.24%, 2.18%, 10/26/2020 (a)	8,255,000	8,262,925
Series MTN, 3 Month USD LIBOR + 0.40%, 2.34%, 1/25/2021 (a)	2,649,000	2,654,510
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 3.38%, 5/15/2023 (a)	10,732,000	10,849,730
3 Month USD LIBOR + 1.55%, 3.50%, 6/25/2024 (a)	4,896,000	4,974,091
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.20%, 11/3/2020 (a)	2,695,000	2,695,539
3 Month USD LIBOR + 0.62%, 2.53%, 6/1/2021 (a)	5,229,000	5,247,354
3 Month USD LIBOR + 0.66%, 2.57%, 11/15/2021 (a)	2,220,000	2,229,080
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.43%, 2.33%, 5/17/2021 (a) (b)	7,465,000	7,486,201
3 Month USD LIBOR + 0.65%, 2.53%, 12/12/2022 (a) (b)	3,000,000	3,013,830
Societe Generale SA 3 Month USD LIBOR + 1.33%, 3.36%, 4/8/2021 (a) (b)	2,920,000	2,958,077

See accompanying notes to financial statements.
12

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 3.12%, 1/20/2023 (a) (b)	$ 7,835,000	$ 7,885,849
3 Month USD LIBOR + 1.20%, 3.09%, 9/10/2022 (a) (b)	9,800,000	9,863,112
Sumitomo Mitsui Banking Corp.:
3 Month USD LIBOR + 0.35%, 2.35%, 1/17/2020 (a)	10,827,000	10,829,165
3 Month USD LIBOR + 0.37%, 2.37%, 10/16/2020 (a)	8,114,000	8,127,064
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 2.74%, 10/18/2022 (a)	3,969,000	3,984,439
3 Month USD LIBOR + 0.74%, 2.74%, 1/17/2023 (a)	4,471,000	4,484,368
3 Month USD LIBOR + 0.78%, 2.78%, 7/12/2022 (a)	4,006,000	4,028,313
3 Month USD LIBOR + 0.80%, 2.80%, 10/16/2023 (a)	2,214,000	2,224,295
3 Month USD LIBOR + 0.86%, 2.83%, 7/19/2023 (a)	3,424,000	3,447,420
3 Month USD LIBOR + 1.11%, 3.11%, 7/14/2021 (a)	3,717,000	3,758,928
3 Month USD LIBOR + 1.14%, 3.11%, 10/19/2021 (a)	3,346,000	3,390,368
3 Month USD LIBOR + 1.68%, 3.57%, 3/9/2021 (a)	5,880,000	5,973,727
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 2.25%, 9/8/2020 (a)	3,735,000	3,741,237
Series BKNT, 3 Month USD LIBOR + 0.47%, 2.38%, 5/24/2021 (a)	9,223,000	9,258,047
Swedbank AB 3 Month USD LIBOR + 0.70%, 2.59%, 3/14/2022 (a) (b)	2,685,000	2,687,416
Swedish Export Credit 3 Month USD LIBOR + 0.05%, 1.94%, 12/14/2020 (a)	7,150,000	7,150,357
Synchrony Bank Series BKNT, 3 Month USD LIBOR + 0.63%, 2.59%, 3/30/2020 (a)	3,026,000	3,028,209
Security Description	Principal Amount	Value
Toronto-Dominion Bank:
Series GMTN, 3 Month USD LIBOR + 0.24%, 2.18%, 1/25/2021 (a)	$ 3,920,000	$ 3,925,410
Series GMTN, 3 Month USD LIBOR + 0.26%, 2.16%, 9/17/2020 (a)	7,758,000	7,767,465
Series GMTN, 3 Month USD LIBOR + 0.27%, 2.17%, 3/17/2021 (a)	9,000,000	9,011,790
Series GMTN, 3 Month USD LIBOR + 0.64%, 2.61%, 7/19/2023 (a) (c)	1,060,000	1,068,342
Series MTN, 3 Month USD LIBOR + 0.28%, 2.17%, 6/11/2020 (a)	4,591,000	4,595,178
Series MTN, 3 Month USD LIBOR + 0.43%, 2.32%, 6/11/2021 (a)	5,742,000	5,762,384
Series MTN, 3 Month USD LIBOR + 0.53%, 2.44%, 12/1/2022 (a)	2,000,000	2,009,900
Series MTN, 3 Month USD LIBOR + 1.00%, 3.04%, 4/7/2021 (a)	5,565,000	5,623,989
Truist Bank:
Series BKNT, 3 Month USD LIBOR + 0.22%, 2.13%, 6/1/2020 (a)	1,870,000	1,871,141
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.44%, 10/26/2021 (a)	1,915,000	1,919,711
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.49%, 5/17/2022 (a) (c)	3,200,000	3,206,976
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.49%, 8/2/2022 (a)	1,999,000	2,004,857
Truist Financial Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 2.13%, 2/1/2021 (a)	3,248,000	3,243,940
Series MTN, 3 Month USD LIBOR + 0.57%, 2.46%, 6/15/2020 (a)	7,361,000	7,367,478
Series MTN, 3 Month USD LIBOR + 0.65%, 2.56%, 4/1/2022 (a)	2,052,000	2,063,491
UBS AG:
3 Month USD LIBOR + 0.48%, 2.39%, 12/1/2020 (a) (b)	10,425,000	10,451,167
3 Month USD LIBOR + 0.58%, 2.47%, 6/8/2020 (a) (b)	18,720,000	18,750,139

See accompanying notes to financial statements.
13

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
UBS Group AG:
3 Month USD LIBOR + 0.95%, 2.86%, 8/15/2023 (a) (b)	$ 2,180,000	$ 2,195,958
3 Month USD LIBOR + 1.22%, 3.13%, 5/23/2023 (a) (b)	7,949,000	8,057,504
3 Month USD LIBOR + 1.44%, 3.37%, 9/24/2020 (a) (b)	1,710,000	1,725,886
3 Month USD LIBOR + 1.53%, 3.44%, 2/1/2022 (a) (b)	3,515,000	3,592,225
3 Month USD LIBOR + 1.78%, 3.77%, 4/14/2021 (a) (b) (c)	8,875,000	9,042,471
UniCredit SpA 3 Month USD LIBOR + 3.90%, 5.90%, 1/14/2022 (a) (b)	3,545,000	3,721,328
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 2.41%, 4/23/2021 (a) (b)	3,020,000	3,027,822
US Bank NA:
3 Month USD LIBOR + 0.31%, 2.21%, 2/4/2021 (a)	6,776,000	6,788,265
3 Month USD LIBOR + 0.40%, 2.29%, 12/9/2022 (a) (c)	4,500,000	4,505,175
Series BKNT, 3 Month USD LIBOR + 0.14%, 2.07%, 10/23/2020 (a)	1,295,000	1,297,875
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.19%, 7/24/2020 (a)	10,533,000	10,539,109
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.18%, 5/21/2021 (a)	5,115,000	5,119,450
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.26%, 4/26/2021 (a)	7,305,000	7,305,292
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.28%, 11/16/2021 (a)	980,000	979,432
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.35%, 5/23/2022 (a)	4,000,000	4,009,160
Wells Fargo & Co.:
3 Month USD LIBOR + 0.93%, 2.83%, 2/11/2022 (a)	15,634,000	15,740,468
3 Month USD LIBOR + 1.03%, 2.96%, 7/26/2021 (a)	7,593,000	7,681,534
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.11%, 3.05%, 1/24/2023 (a)	$ 10,166,000	$ 10,294,498
3 Month USD LIBOR + 1.23%, 3.16%, 10/31/2023 (a)	18,324,000	18,648,152
3 Month USD LIBOR + 1.34%, 3.24%, 3/4/2021 (a)	7,105,000	7,192,391
Series MTN, 3 Month USD LIBOR + 0.88%, 2.83%, 7/22/2020 (a)	6,922,000	6,950,657
Series MTN, 3 Month USD LIBOR + 1.01%, 2.90%, 12/7/2020 (a)	6,350,000	6,399,149
Series N, 3 Month USD LIBOR + 0.68%, 2.62%, 1/30/2020 (a)	6,440,000	6,443,606
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.23%, 2.23%, 1/15/2020 (a)	7,877,000	7,878,733
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.31%, 1/15/2021 (a)	4,565,000	4,571,437
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.27%, 5/21/2021 (a)	6,422,000	6,424,119
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.43%, 7/23/2021 (a)	9,909,000	9,922,674
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.46%, 10/22/2021 (a)	2,050,000	2,057,831
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.54%, 5/27/2022 (a)	8,550,000	8,587,107
Series BKNT, 3 Month USD LIBOR + 0.66%, 2.55%, 9/9/2022 (a)	6,500,000	6,536,400
Westpac Banking Corp.:
3 Month USD LIBOR + 0.28%, 2.19%, 5/15/2020 (a)	2,841,000	2,843,046
3 Month USD LIBOR + 0.34%, 2.28%, 1/25/2021 (a)	4,408,000	4,413,113
3 Month USD LIBOR + 0.43%, 2.32%, 3/6/2020 (a)	4,310,000	4,312,801
3 Month USD LIBOR + 0.57%, 2.55%, 1/11/2023 (a)	4,339,000	4,350,542
3 Month USD LIBOR + 0.71%, 2.67%, 6/28/2022 (a)	4,924,000	4,960,635

See accompanying notes to financial statements.
14

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.72%, 2.63%, 5/15/2023 (a)	$ 6,405,000	$ 6,447,017
3 Month USD LIBOR + 0.77%, 2.69%, 2/26/2024 (a)	2,050,000	2,064,473
3 Month USD LIBOR + 0.85%, 2.75%, 8/19/2021 (a) (c)	4,685,000	4,726,369
3 Month USD LIBOR + 0.85%, 2.83%, 1/11/2022 (a)	3,772,000	3,807,721
Woori Bank Series GMTN, 3 Month USD LIBOR + 0.77%, 2.66%, 5/21/2024 (a)	2,700,000	2,711,610
		1,771,287,009
BEVERAGES — 0.4%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26%, 3.16%, 2/1/2021 (a)	2,165,000	2,186,477
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 2.61%, 11/15/2021 (a)	4,537,000	4,543,669
Diageo Capital PLC 3 Month USD LIBOR + 0.24%, 2.14%, 5/18/2020 (a)	3,920,000	3,921,176
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 2.27%, 5/2/2022 (a)	3,820,000	3,832,492
		14,483,814
BIOTECHNOLOGY — 0.1%
Amgen, Inc. 3 Month USD LIBOR + 0.45%, 2.35%, 5/11/2020 (a)	2,199,000	2,200,451
BUILDING MATERIALS — 0.2%
Martin Marietta Materials, Inc. 3 Month USD LIBOR + 0.65%, 2.55%, 5/22/2020 (a)	1,513,000	1,514,619
Vulcan Materials Co. 3 Month USD LIBOR + 0.65%, 2.56%, 3/1/2021 (a)	4,216,000	4,225,697
		5,740,316
CHEMICALS — 0.2%
DuPont de Nemours, Inc.:
3 Month USD LIBOR + 0.71%, 2.62%, 11/15/2020 (a) (c)	4,482,000	4,500,645
3 Month USD LIBOR + 1.11%, 3.02%, 11/15/2023 (a)	1,748,000	1,779,709
		6,280,354
Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 2.78%, 8/15/2021 (a)	$ 2,178,000	$ 2,184,229
COMPUTERS — 2.0%
Apple, Inc.:
3 Month USD LIBOR + 0.20%, 2.09%, 2/7/2020 (a)	5,023,000	5,024,457
3 Month USD LIBOR + 0.07%, 1.97%, 5/11/2020 (a)	4,067,000	4,067,732
3 Month USD LIBOR + 0.25%, 2.15%, 2/7/2020 (a)	3,050,000	3,051,007
3 Month USD LIBOR + 0.30%, 2.20%, 5/6/2020 (a) (c)	748,000	748,688
3 Month USD LIBOR + 0.35%, 2.25%, 5/11/2022 (a)	6,892,000	6,925,978
3 Month USD LIBOR + 0.50%, 2.40%, 2/9/2022 (a) (c)	7,917,000	7,976,615
3 Month USD LIBOR + 1.13%, 3.04%, 2/23/2021 (a) (c)	3,146,000	3,183,626
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 2.76%, 10/5/2021 (a) (c)	5,592,000	5,595,914
IBM Credit LLC:
3 Month USD LIBOR + 0.16%, 2.05%, 2/5/2021 (a)	9,022,000	9,024,887
3 Month USD LIBOR + 0.26%, 2.23%, 1/20/2021 (a)	5,096,000	5,104,001
International Business Machines Corp.:
3 Month USD LIBOR + 0.23%, 2.17%, 1/27/2020 (a)	7,746,000	7,747,859
3 Month USD LIBOR + 0.40%, 2.30%, 5/13/2021 (a)	7,972,000	8,001,815
3 Month USD LIBOR + 0.58%, 2.49%, 11/6/2021 (a) (c)	397,000	399,191
		66,851,770
DIVERSIFIED FINANCIAL SERVICES — 2.1%
American Express Co.:
3 Month USD LIBOR + 0.33%, 2.27%, 10/30/2020 (a)	4,398,000	4,403,937

See accompanying notes to financial statements.
15

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.53%, 2.43%, 5/17/2021 (a)	$ 8,239,000	$ 8,270,967
3 Month USD LIBOR + 0.60%, 2.49%, 11/5/2021 (a)	3,990,000	4,011,825
3 Month USD LIBOR + 0.61%, 2.52%, 8/1/2022 (a)	2,324,000	2,337,828
3 Month USD LIBOR + 0.62%, 2.52%, 5/20/2022 (a)	7,571,000	7,618,849
3 Month USD LIBOR + 0.65%, 2.57%, 2/27/2023 (a) (c)	7,148,000	7,177,164
3 Month USD LIBOR + 0.75%, 2.65%, 8/3/2023 (a)	4,172,000	4,202,873
American Express Credit Corp.:
Series F, 3 Month USD LIBOR + 1.05%, 2.94%, 9/14/2020 (a)	1,579,000	1,587,826
Series MTN, 3 Month USD LIBOR + 0.43%, 2.34%, 3/3/2020 (a)	3,157,000	3,157,758
Series MTN, 3 Month USD LIBOR + 0.70%, 2.61%, 3/3/2022 (a)	1,116,000	1,125,151
Series MTN, 3 Month USD LIBOR + 0.73%, 2.65%, 5/26/2020 (a)	1,385,000	1,387,867
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 2.95%, 5/2/2021 (a) (b)	5,715,000	5,742,775
3 Month USD LIBOR + 1.13%, 3.07%, 9/26/2023 (a) (b)	2,000,000	2,013,360
Capital One Financial Corp. 3 Month USD LIBOR + 0.76%, 2.66%, 5/12/2020 (a)	4,210,000	4,218,757
Charles Schwab Corp. 3 Month USD LIBOR + 0.32%, 2.21%, 5/21/2021 (a)	4,367,000	4,371,192
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33%, 2.27%, 10/30/2020 (a) (b)	2,277,000	2,280,006
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.38%, 2.34%, 6/30/2021 (a)	2,328,000	2,335,799
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 2.34%, 11/1/2021 (a)	4,011,000	4,016,816
		70,260,750
Security Description	Principal Amount	Value
ELECTRIC — 1.3%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 2.35%, 6/25/2021 (a)	$ 4,436,000	$ 4,449,752
Duke Energy Corp. 3 Month USD LIBOR + 0.50%, 2.41%, 5/14/2021 (a) (b)	5,736,000	5,754,011
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18%, 2.07%, 9/8/2020 (a)	1,860,000	1,860,911
Florida Power & Light Co. 3 Month USD LIBOR + 0.40%, 2.31%, 5/6/2022 (a)	11,510,000	11,509,540
Mississippi Power Co. 3 Month USD LIBOR + 0.65%, 2.60%, 3/27/2020 (a)	1,634,000	1,628,837
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.48%, 2.38%, 5/4/2021 (a)	1,929,000	1,931,836
3 Month USD LIBOR + 0.55%, 2.46%, 8/28/2021 (a)	250,000	250,405
Sempra Energy:
3 Month USD LIBOR + 0.45%, 2.34%, 3/15/2021 (a)	7,793,000	7,796,039
3 Month USD LIBOR + 0.50%, 2.50%, 1/15/2021 (a)	4,382,000	4,382,701
Southern Power Co. 3 Month USD LIBOR + 0.55%, 2.46%, 12/20/2020 (a) (b)	3,990,000	3,989,002
		43,553,034
ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.37%, 2.27%, 8/8/2022 (a)	4,080,000	4,096,157
Tyco Electronics Group SA 3 Month USD LIBOR + 0.45%, 2.34%, 6/5/2020 (a)	2,440,000	2,442,074
		6,538,231
FOOD — 1.1%
Campbell Soup Co.:
3 Month USD LIBOR + 0.50%, 2.39%, 3/16/2020 (a)	3,554,000	3,553,396
3 Month USD LIBOR + 0.63%, 2.52%, 3/15/2021 (a) (c)	2,960,000	2,965,506

See accompanying notes to financial statements.
16

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Conagra Brands, Inc.:
3 Month USD LIBOR + 0.50%, 2.51%, 10/9/2020 (a)	$ 4,009,000	$ 4,014,172
3 Month USD LIBOR + 0.75%, 2.70%, 10/22/2020 (a)	3,432,000	3,434,299
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 2.54%, 4/16/2021 (a)	9,406,000	9,434,876
3 Month USD LIBOR + 1.01%, 3.01%, 10/17/2023 (a) (c)	1,302,000	1,321,087
Kraft Heinz Foods Co.:
3 Month USD LIBOR + 0.57%, 2.47%, 2/10/2021 (a)	5,050,000	5,052,677
3 Month USD LIBOR + 0.82%, 2.72%, 8/10/2022 (a) (c)	3,208,000	3,217,496
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 2.34%, 8/21/2020 (a)	3,395,000	3,401,009
3 Month USD LIBOR + 0.55%, 2.46%, 6/2/2020 (a) (c)	2,253,000	2,255,388
		38,649,906
GAS — 0.2%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 2.49%, 6/15/2021 (a)	5,460,000	5,478,728
HEALTH CARE PRODUCTS — 0.5%
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 2.84%, 12/29/2020 (a)	5,116,000	5,117,739
3 Month USD LIBOR + 1.03%, 2.92%, 6/6/2022 (a)	4,237,000	4,268,566
Medtronic, Inc. 3 Month USD LIBOR + 0.80%, 2.69%, 3/15/2020 (a)	3,724,000	3,729,586
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75%, 2.65%, 3/19/2021 (a)	2,743,000	2,750,214
		15,866,105
Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 0.1%
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 2.07%, 10/15/2020 (a)	$ 2,215,000	$ 2,213,738
3 Month USD LIBOR + 0.26%, 2.15%, 6/15/2021 (a)	2,437,000	2,434,368
		4,648,106
HOUSEHOLD PRODUCTS & WARES — 0.1%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 2.49%, 6/24/2022 (a) (b)	5,019,000	5,031,598
INSURANCE — 2.1%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 2.43%, 9/20/2021 (a) (b)	3,749,000	3,750,837
Assurant, Inc. 3 Month USD LIBOR + 1.25%, 3.20%, 3/26/2021 (a)	225,000	224,933
Athene Global Funding:
3 Month USD LIBOR + 1.14%, 3.11%, 4/20/2020 (a) (b)	2,090,000	2,096,061
3 Month USD LIBOR + 1.23%, 3.14%, 7/1/2022 (a) (b)	3,325,000	3,376,737
Berkshire Hathaway Finance Corp. 3 Month USD LIBOR + 0.32%, 2.33%, 1/10/2020 (a)	2,710,000	2,710,271
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.30%, 2.24%, 4/27/2020 (a) (b)	150,000	150,105
3 Month USD LIBOR + 0.30%, 2.30%, 10/15/2020 (a) (b)	3,388,000	3,388,949
3 Month USD LIBOR + 0.48%, 2.37%, 6/11/2021 (a) (b)	4,402,000	4,410,672
3 Month USD LIBOR + 0.73%, 2.68%, 6/27/2022 (a) (b)	8,305,000	8,382,070
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 3.16%, 12/29/2021 (a)	1,365,000	1,365,737

See accompanying notes to financial statements.
17

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.23%, 2.26%, 1/8/2021 (a) (b)	$ 7,090,000	$ 7,083,123
3 Month USD LIBOR + 0.40%, 2.29%, 6/12/2020 (a) (b)	2,305,000	2,308,619
New York Life Global Funding:
3 Month USD LIBOR + 0.10%, 2.07%, 1/21/2020 (a) (b)	3,305,000	3,305,198
3 Month USD LIBOR + 0.16%, 2.07%, 10/1/2020 (a) (b)	2,946,000	2,943,614
3 Month USD LIBOR + 0.27%, 2.28%, 4/9/2020 (a) (b)	6,416,000	6,420,106
3 Month USD LIBOR + 0.28%, 2.22%, 1/28/2021 (a) (b)	3,450,000	3,453,174
3 Month USD LIBOR + 0.28%, 2.23%, 1/21/2022 (a) (b)	4,250,000	4,251,742
3 Month USD LIBOR + 0.32%, 2.23%, 8/6/2021 (a) (b)	2,760,000	2,766,265
3 Month USD LIBOR + 0.44%, 2.44%, 7/12/2022 (a) (b)	1,750,000	1,748,530
3 Month USD LIBOR + 0.52%, 2.41%, 6/10/2022 (a) (b)	1,205,000	1,208,675
Principal Life Global Funding II 3 Month USD LIBOR + 0.30%, 2.25%, 6/26/2020 (a) (b)	480,000	480,264
Protective Life Global Funding:
3 Month USD LIBOR + 0.37%, 2.37%, 7/13/2020 (a) (b)	890,000	891,095
3 Month USD LIBOR + 0.52%, 2.48%, 6/28/2021 (a) (b)	4,605,000	4,626,367
		71,343,144
INTERNET — 0.3%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 2.81%, 1/30/2023 (a)	2,139,000	2,152,625
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 2.57%, 1/19/2023 (a) (b)	2,300,000	2,291,559
3 Month USD LIBOR + 0.91%, 2.89%, 4/11/2024 (a) (b)	3,000,000	3,013,290
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.91%, 2.89%, 4/11/2024 (a)	$ 1,000,000	$ 1,004,430
3 Month USD LIBOR + 0.61%, 2.57%, 1/19/2023 (a) (c)	1,690,000	1,683,798
		10,145,702
IT SERVICES — 0.2%
IBM Credit LLC 3 Month USD LIBOR + 0.47%, 2.38%, 11/30/2020 (a)	5,606,000	5,625,621
LODGING — 0.2%
Marriott International, Inc.:
3 Month USD LIBOR + 0.65%, 2.54%, 3/8/2021 (a)	2,700,000	2,709,909
Series Y, 3 Month USD LIBOR + 0.60%, 2.51%, 12/1/2020 (a)	2,730,000	2,738,272
		5,448,181
MACHINERY, CONSTRUCTION & MINING — 1.2%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.29%, 2.19%, 9/4/2020 (a)	2,060,000	2,062,307
Series I, 3 Month USD LIBOR + 0.39%, 2.29%, 5/17/2021 (a)	5,142,000	5,154,187
Series MTN, 3 Month USD LIBOR + 0.18%, 2.09%, 5/15/2020 (a)	5,003,000	5,005,401
Series MTN, 3 Month USD LIBOR + 0.23%, 2.12%, 3/15/2021 (a)	7,828,000	7,830,818
Series MTN, 3 Month USD LIBOR + 0.25%, 2.17%, 8/26/2020 (a)	3,027,000	3,029,815
Series MTN, 3 Month USD LIBOR + 0.28%, 2.17%, 9/7/2021 (a)	5,284,000	5,285,004
Series MTN, 3 Month USD LIBOR + 0.30%, 2.19%, 3/8/2021 (a)	3,050,000	3,052,959
Series MTN, 3 Month USD LIBOR + 0.35%, 2.24%, 12/7/2020 (a)	3,650,000	3,655,913
Series MTN, 3 Month USD LIBOR + 0.51%, 2.52%, 1/10/2020 (a) (c)	4,489,000	4,489,718
		39,566,122

See accompanying notes to financial statements.
18

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 1.1%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.17%, 2.18%, 10/9/2020 (a) (c)	$ 2,595,000	$ 2,595,311
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.22%, 1/7/2020 (a)	4,985,000	4,985,249
Series GMTN, 3 Month USD LIBOR + 0.55%, 2.44%, 6/7/2023 (a)	933,000	936,891
Series MTN, 3 Month USD LIBOR + 0.24%, 2.13%, 3/12/2021 (a)	3,566,000	3,567,783
Series MTN, 3 Month USD LIBOR + 0.26%, 2.15%, 9/10/2021 (a)	3,331,000	3,334,231
Series MTN, 3 Month USD LIBOR + 0.29%, 2.22%, 6/22/2020 (a)	3,333,000	3,336,300
Series MTN, 3 Month USD LIBOR + 0.30%, 2.19%, 3/13/2020 (a)	4,045,000	4,047,104
Series MTN, 3 Month USD LIBOR + 0.40%, 2.29%, 6/7/2021 (a)	4,100,000	4,109,840
Series MTN, 3 Month USD LIBOR + 0.42%, 2.43%, 7/10/2020 (a)	1,500,000	1,502,475
Series MTN, 3 Month USD LIBOR + 0.48%, 2.37%, 9/8/2022 (a)	2,975,000	2,985,680
Series MTN, 3 Month USD LIBOR + 0.49%, 2.38%, 6/13/2022 (a)	3,300,000	3,313,035
Westinghouse Air Brake Technologies Corp. 3 Month USD LIBOR + 1.05%, 3.19%, 9/15/2021 (a)	3,820,000	3,819,656
		38,533,555
MEDIA — 1.6%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 3.56%, 2/1/2024 (a)	5,907,000	6,082,438
Comcast Corp.:
3 Month USD LIBOR + 0.33%, 2.24%, 10/1/2020 (a)	7,000,000	7,010,570
3 Month USD LIBOR + 0.44%, 2.35%, 10/1/2021 (a)	7,833,000	7,868,170
3 Month USD LIBOR + 0.63%, 2.63%, 4/15/2024 (a)	5,625,000	5,680,575
Security Description	Principal Amount	Value
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 2.31%, 4/1/2021 (a) (b)	$ 11,597,000	$ 11,628,196
TWDC Enterprises 18 Corp.:
Series MTN, 3 Month USD LIBOR + 0.13%, 2.03%, 3/4/2020 (a) (c)	3,331,000	3,331,966
Series MTN, 3 Month USD LIBOR + 0.19%, 2.08%, 6/5/2020 (a)	3,744,000	3,746,321
Series MTN, 3 Month USD LIBOR + 0.39%, 2.29%, 3/4/2022 (a)	4,001,000	4,021,845
Walt Disney Co.:
3 Month USD LIBOR + 0.25%, 2.16%, 9/1/2021 (a)	3,375,000	3,382,864
3 Month USD LIBOR + 0.39%, 2.30%, 9/1/2022 (a)	2,636,000	2,650,946
		55,403,891
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 2.21%, 2/14/2024 (a)	2,342,000	2,338,768
General Electric Co.:
3 Month USD LIBOR + 1.00%, 2.89%, 3/15/2023 (a)	4,422,000	4,435,576
3 Month USD LIBOR + 1.00%, 3.00%, 4/15/2023 (a)	440,000	439,630
Siemens Financieringsmaatschappij NV:
3 Month USD LIBOR + 0.34%, 2.23%, 3/16/2020 (a) (b)	2,295,000	2,295,964
3 Month USD LIBOR + 0.61%, 2.50%, 3/16/2022 (a) (b)	7,860,000	7,896,313
Textron, Inc. 3 Month USD LIBOR + 0.55%, 2.45%, 11/10/2020 (a)	1,655,000	1,652,451
		19,058,702
OIL & GAS — 2.0%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 2.55%, 9/19/2022 (a)	950,000	955,615
BP Capital Markets PLC 3 Month USD LIBOR + 0.25%, 2.16%, 11/24/2020 (a)	5,665,000	5,672,704

See accompanying notes to financial statements.
19

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Chevron Corp.:
3 Month USD LIBOR + 0.21%, 2.12%, 3/3/2020 (a)	$ 3,177,000	$ 3,178,017
3 Month USD LIBOR + 0.48%, 2.39%, 3/3/2022 (a)	1,809,000	1,819,908
3 Month USD LIBOR + 0.53%, 2.44%, 11/15/2021 (a)	1,399,000	1,409,241
3 Month USD LIBOR + 0.53%, 2.44%, 3/3/2022 (a)	1,491,000	1,501,437
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 2.81%, 5/15/2022 (a) (c)	3,821,000	3,874,761
EQT Corp. 3 Month USD LIBOR + 0.77%, 2.68%, 10/1/2020 (a) (c)	3,602,000	3,599,587
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 2.23%, 8/16/2022 (a)	6,500,000	6,532,305
3 Month USD LIBOR + 0.37%, 2.26%, 3/6/2022 (a)	2,188,000	2,200,384
Occidental Petroleum Corp.:
3 Month USD LIBOR + 0.95%, 2.85%, 2/8/2021 (a)	7,070,000	7,115,672
3 Month USD LIBOR + 1.25%, 3.15%, 8/13/2021 (a)	2,771,000	2,785,769
3 Month USD LIBOR + 1.45%, 3.36%, 8/15/2022 (a)	8,795,000	8,850,496
Petroleos Mexicanos 3 Month USD LIBOR + 3.65%, 5.54%, 3/11/2022 (a)	4,000,000	4,175,520
Phillips 66:
3 Month USD LIBOR + 0.60%, 2.52%, 2/26/2021 (a)	3,962,000	3,961,842
3 Month USD LIBOR + 0.75%, 2.75%, 4/15/2020 (a) (b)	1,805,000	1,805,523
Shell International Finance B.V.:
3 Month USD LIBOR + 0.40%, 2.30%, 11/13/2023 (a)	2,866,000	2,869,038
3 Month USD LIBOR + 0.45%, 2.35%, 5/11/2020 (a)	6,375,000	6,384,499
		68,692,318
Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.6%
AbbVie, Inc.:
3 Month USD LIBOR + 0.35%, 2.24%, 5/21/2021 (a) (b)	$ 5,000,000	$ 5,004,900
3 Month USD LIBOR + 0.46%, 2.35%, 11/19/2021 (a) (b)	8,005,000	8,019,809
3 Month USD LIBOR + 0.65%, 2.54%, 11/21/2022 (a) (b)	5,000,000	5,022,200
Allergan Funding SCS 3 Month USD LIBOR + 1.26%, 3.14%, 3/12/2020 (a)	3,750,000	3,757,162
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 2.57%, 8/17/2023 (a)	3,226,000	3,232,033
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 2.58%, 6/25/2021 (a) (b)	9,559,000	9,588,920
3 Month USD LIBOR + 1.01%, 2.90%, 12/15/2023 (a) (b)	7,919,000	7,966,356
Bristol-Myers Squibb Co.:
3 Month USD LIBOR + 0.20%, 2.10%, 11/16/2020 (a) (b)	3,500,000	3,501,330
3 Month USD LIBOR + 0.38%, 2.28%, 5/16/2022 (a) (b)	5,300,000	5,310,971
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 2.66%, 6/15/2022 (a)	2,970,000	2,980,454
Cigna Corp.:
3 Month USD LIBOR + 0.35%, 2.25%, 3/17/2020 (a)	390,000	389,825
3 Month USD LIBOR + 0.89%, 2.89%, 7/15/2023 (a)	4,002,000	4,019,449
Series WI, 3 Month USD LIBOR + 0.65%, 2.55%, 9/17/2021 (a)	8,385,000	8,387,935
CVS Health Corp.:
3 Month USD LIBOR + 0.63%, 2.52%, 3/9/2020 (a)	776,000	776,722
3 Month USD LIBOR + 0.72%, 2.61%, 3/9/2021 (a)	6,002,000	6,035,611
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75%, 2.66%, 11/30/2020 (a) (c)	1,904,000	1,902,305

See accompanying notes to financial statements.
20

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 2.26%, 5/14/2021 (a)	$ 5,428,000	$ 5,439,507
Merck & Co., Inc. 3 Month USD LIBOR + 0.38%, 2.28%, 2/10/2020 (a)	4,654,000	4,656,234
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 2.22%, 9/15/2023 (a)	2,126,000	2,125,936
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 2.34%, 8/20/2021 (a) (c)	1,970,000	1,972,541
		90,090,200
PIPELINES — 0.8%
Enbridge, Inc.:
3 Month USD LIBOR + 0.40%, 2.41%, 1/10/2020 (a)	5,224,000	5,224,470
3 Month USD LIBOR + 0.70%, 2.59%, 6/15/2020 (a)	3,330,000	3,336,061
MPLX L.P.:
3 Month USD LIBOR + 0.90%, 2.79%, 9/9/2021 (a)	7,645,000	7,673,363
3 Month USD LIBOR + 1.10%, 2.99%, 9/9/2022 (a)	7,143,000	7,162,929
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70%, 2.59%, 6/5/2020 (a)	3,135,000	3,140,486
		26,537,309
REAL ESTATE INVESTMENT TRUSTS — 0.2%
AvalonBay Communities, Inc. Series MTN, 3 Month USD LIBOR + 0.43%, 2.43%, 1/15/2021 (a)	2,869,000	2,868,139
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 2.88%, 8/16/2021 (a)	2,620,000	2,619,162
		5,487,301
RETAIL — 0.7%
Dollar Tree, Inc. 3 Month USD LIBOR + 0.70%, 2.70%, 4/17/2020 (a)	4,799,000	4,798,856
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 2.04%, 6/5/2020 (a) (c)	4,172,000	4,173,836
3 Month USD LIBOR + 0.31%, 2.22%, 3/1/2022 (a)	2,110,000	2,114,557
Security Description	Principal Amount	Value
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 2.37%, 10/28/2021 (a)	$ 3,235,000	$ 3,245,417
Walmart, Inc.:
3 Month USD LIBOR + 0.04%, 1.97%, 6/23/2020 (a)	5,488,000	5,487,945
3 Month USD LIBOR + 0.23%, 2.16%, 6/23/2021 (a)	5,421,000	5,432,438
		25,253,049
SEMICONDUCTORS — 0.4%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 1.98%, 5/11/2020 (a) (c)	5,337,000	5,337,747
3 Month USD LIBOR + 0.35%, 2.25%, 5/11/2022 (a)	5,001,000	5,020,554
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 2.67%, 1/30/2023 (a)	3,780,000	3,810,618
		14,168,919
TELECOMMUNICATIONS — 2.6%
AT&T, Inc.:
3 Month USD LIBOR + 0.65%, 2.65%, 1/15/2020 (a)	9,026,000	9,028,437
3 Month USD LIBOR + 0.75%, 2.66%, 6/1/2021 (a)	16,354,000	16,449,344
3 Month USD LIBOR + 0.93%, 2.89%, 6/30/2020 (a)	10,585,000	10,624,059
3 Month USD LIBOR + 0.95%, 2.95%, 7/15/2021 (a)	14,716,000	14,853,447
3 Month USD LIBOR + 1.18%, 3.07%, 6/12/2024 (a)	9,236,000	9,396,984
Deutsche Telekom International Finance B.V. 3 Month USD LIBOR + 0.58%, 2.58%, 1/17/2020 (a) (b)	2,695,000	2,695,647
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.55%, 2.45%, 5/22/2020 (a) (c)	8,244,000	8,258,262
3 Month USD LIBOR + 1.00%, 2.89%, 3/16/2022 (a) (c)	8,036,000	8,162,888

See accompanying notes to financial statements.
21

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 2.99%, 1/16/2024 (a)	$ 8,947,000	$ 9,060,895
		88,529,963
TRANSPORTATION — 0.2%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 2.06%, 4/1/2021 (a)	1,530,000	1,530,536
3 Month USD LIBOR + 0.38%, 2.28%, 5/16/2022 (a)	3,663,000	3,679,374
3 Month USD LIBOR + 0.45%, 2.36%, 4/1/2023 (a) (c)	2,773,000	2,784,563
		7,994,473
TRUCKING & LEASING — 0.2%
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 2.61%, 7/30/2021 (a) (b)	1,340,000	1,340,161
3 Month USD LIBOR + 0.95%, 2.86%, 6/1/2021 (a) (b)	4,470,000	4,488,997
GATX Corp. 3 Month USD LIBOR + 0.72%, 2.61%, 11/5/2021 (a)	767,000	770,298
		6,599,456
TOTAL CORPORATE BONDS & NOTES (Cost $2,953,076,321)		2,958,222,439
FOREIGN GOVERNMENT OBLIGATIONS — 12.2%
African Development Bank Series GDIF, 3 Month USD LIBOR + 0.19%, 2.08%, 6/15/2020 (a)	4,470,000	4,473,710
Asian Development Bank:
3 Month USD LIBOR + 0.01%, 1.90%, 12/15/2021 (a)	19,872,000	19,866,833
Series GMTN, 3 Month USD LIBOR + 0.05%, 1.94%, 3/16/2021 (a)	9,950,000	9,954,279
Series GMTN, 3 Month USD LIBOR + 0.19%, 2.08%, 6/16/2021 (a)	14,625,000	14,659,515
Series GMTN, 3 Month USD LIBOR + 0.32%, 2.24%, 2/26/2020 (a)	7,981,000	7,985,868
CPPIB Capital, Inc. 3 Month USD LIBOR + 0.03%, 2.03%, 10/16/2020 (a) (b)	5,450,000	5,451,199
Security Description	Principal Amount	Value
European Bank for Reconstruction & Development:
Series GMTN, 3 Month USD LIBOR + 0.00%, 1.93%, 3/23/2020 (a)	$ 2,810,000	$ 2,810,197
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.91%, 11/19/2020 (a)	3,280,000	3,280,426
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.91%, 5/11/2022 (a)	9,982,000	9,976,710
Series GMTN, 3 Month USD LIBOR + 0.11%, 2.12%, 1/10/2020 (a)	7,155,000	7,155,644
European Investment Bank:
3 Month USD LIBOR + 0.10%, 2.04%, 1/27/2020 (a) (b)	10,070,000	10,072,014
3 Month USD LIBOR + 0.10%, 2.07%, 1/19/2023 (a) (b)	10,160,000	10,177,374
3 Month USD LIBOR + 0.11%, 2.04%, 3/24/2021 (a) (b)	490,000	490,578
Export Development Canada:
3 Month USD LIBOR + 0.13%, 2.04%, 11/23/2020 (a) (b)	3,645,000	3,649,301
3 Month USD LIBOR + 0.32%, 2.23%, 3/2/2020 (a) (b)	2,780,000	2,781,696
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 2.47%, 6/25/2022 (a)	3,000,000	3,008,130
3 Month USD LIBOR + 0.58%, 2.48%, 6/1/2021 (a)	1,477,000	1,480,427
3 Month USD LIBOR + 0.78%, 2.68%, 6/1/2023 (a)	6,000,000	6,063,300
3 Month USD LIBOR + 0.93%, 2.83%, 11/1/2022 (a)	8,990,000	9,114,601
Series 5FRN, 3 Month USD LIBOR + 0.88%, 2.81%, 1/25/2022 (a)	2,300,000	2,322,172
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 1.92%, 3/15/2022 (a)	6,000,000	5,996,280
3 Month USD LIBOR + 0.32%, 2.32%, 4/15/2020 (a)	5,375,000	5,380,429

See accompanying notes to financial statements.
22

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series GDIF, 3 Month USD LIBOR + 0.00%, 2.00%, 1/15/2022 (a)	$ 18,610,000	$ 18,589,343
Series GMTN, 3 Month USD LIBOR - 0.02%, 1.92%, 10/25/2021 (a)	6,390,000	6,383,802
Series GMTN, 3 Month USD LIBOR + 0.00%, 1.71%, 10/9/2020 (a)	2,805,000	2,804,046
Series GMTN, 3 Month USD LIBOR + 0.01%, 2.01%, 7/15/2020 (a)	8,793,000	8,793,967
Series GMTN, 3 Month USD LIBOR + 0.07%, 2.07%, 7/15/2022 (a)	11,600,000	11,606,380
Series GMTN, 3 Month USD LIBOR + 0.20%, 2.20%, 7/15/2021 (a)	16,699,000	16,742,250
Series GMTN, 3 Month USD LIBOR + 0.22%, 2.22%, 10/15/2020 (a)	9,065,000	9,080,592
International Bank for Reconstruction & Development:
Series GDIF, 3 Month USD LIBOR + 0.10%, 2.10%, 10/13/2020 (a)	9,198,000	9,203,519
Series GDIF, 3 Month USD LIBOR + 0.28%, 2.18%, 2/11/2021 (a)	12,203,000	12,241,195
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.90%, 12/15/2020 (a)	12,830,000	12,828,717
Series GMTN, 3 Month USD LIBOR + 0.07%, 1.96%, 12/15/2022 (a)	11,035,000	11,039,745
Series GMTN, 3 Month USD LIBOR + 0.18%, 2.07%, 12/15/2021 (a)	11,505,000	11,537,904
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 2.36%, 7/21/2020 (a)	1,990,000	1,993,483
3 Month USD LIBOR + 0.48%, 2.39%, 6/1/2020 (a)	3,230,000	3,235,653
3 Month USD LIBOR + 0.57%, 2.48%, 2/24/2020 (a)	9,190,000	9,197,995
Kommunalbanken A/S:
3 Month USD LIBOR + 0.04%, 1.93%, 3/12/2021 (a) (b)	12,630,000	12,630,000
3 Month USD LIBOR + 0.04%, 2.04%, 4/15/2021 (a) (b)	3,000,000	2,999,220
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.07%, 1.97%, 3/17/2020 (a) (b)	$ 17,046,000	$ 17,048,727
3 Month USD LIBOR + 0.13%, 2.02%, 9/8/2021 (a) (b)	4,080,000	4,085,916
3 Month USD LIBOR + 0.33%, 2.22%, 6/16/2020 (a) (b)	13,770,000	13,788,589
Korea Development Bank:
3 Month USD LIBOR + 0.45%, 2.37%, 2/27/2020 (a)	2,030,000	2,030,447
3 Month USD LIBOR + 0.48%, 2.38%, 10/1/2022 (a)	4,000,000	4,007,000
3 Month USD LIBOR + 0.55%, 2.44%, 3/12/2021 (a)	2,730,000	2,734,559
3 Month USD LIBOR + 0.68%, 2.58%, 9/19/2020 (a)	4,510,000	4,519,471
3 Month USD LIBOR + 0.71%, 2.62%, 2/27/2022 (a)	4,560,000	4,587,132
3 Month USD LIBOR + 0.73%, 2.77%, 7/6/2022 (a)	2,995,000	3,018,062
Korea Expressway Corp. 3 Month USD LIBOR + 0.70%, 2.67%, 4/20/2020 (a) (b)	1,600,000	1,601,696
Korea National Oil Corp. 3 Month USD LIBOR + 0.60%, 2.55%, 3/27/2020 (a) (b)	1,500,000	1,501,140
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.04%, 2.04%, 1/12/2022 (a) (b)	11,119,000	11,113,885
3 Month USD LIBOR + 0.25%, 2.16%, 6/3/2021 (a) (b)	5,725,000	5,741,545
3 Month USD LIBOR + 0.35%, 2.25%, 2/19/2021 (a) (b)	1,780,000	1,786,426
Municipality Finance PLC:
3 Month USD LIBOR + 0.01%, 1.95%, 10/26/2020 (a) (b)	4,940,000	4,939,407
3 Month USD LIBOR + 0.05%, 1.95%, 2/17/2021 (a) (b)	2,980,000	2,980,477
3 Month USD LIBOR + 0.17%, 2.06%, 2/7/2020 (a) (b)	10,580,000	10,582,857

See accompanying notes to financial statements.
23

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 2.06%, 9/21/2020 (a)	$ 8,704,000	$ 8,711,224
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $411,765,303)		411,837,054
	Shares
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (d) (e)	64,758,116	64,764,592
State Street Navigator Securities Lending Portfolio II (f) (g)	24,718,885	24,718,885
TOTAL SHORT-TERM INVESTMENTS (Cost $89,483,477)		89,483,477
TOTAL INVESTMENTS — 102.1% (Cost $3,454,325,101)		3,459,542,970
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(71,994,347)
NET ASSETS — 100.0%		$ 3,387,548,623

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.8% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2019.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
FRN =	Floating Rate Note
GMTN =	Global Medium Term Note
LIBOR =	London Interbank Offered Rate
MTN =	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$2,958,222,439	$—	$2,958,222,439
Foreign Government Obligations	—	411,837,054	—	411,837,054
Short-Term Investments	89,483,477	—	—	89,483,477
TOTAL INVESTMENTS	$89,483,477	$3,370,059,493	$—	$3,459,542,970
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$274,782,256	$210,016,436	$(1,228)	$—	64,758,116	$64,764,592	$282,571
State Street Institutional U.S. Government Money Market Fund, Class G Shares	34,997,620	34,997,620	89,433,946	124,431,566	—	—	—	—	33,844
State Street Navigator Securities Lending Portfolio II	—	—	61,176,090	36,457,205	—	—	24,718,885	24,718,885	11,220
State Street Navigator Securities Lending Portfolio III	3,598,183	3,598,183	91,024,005	94,622,188	—	—	—	—	14,276
Total		$38,595,803	$516,416,297	$465,527,395	$(1,228)	$—		$89,483,477	$341,911
See accompanying notes to financial statements.
24

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8%
DOMESTIC FIXED INCOME — 99.8%
SPDR Bloomberg Barclays High Yield Bond ETF (a)	264,514	$ 28,974,864
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF (a)	569,242	28,792,260
SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	815,288	28,787,819
SPDR Portfolio Long Term Corporate Bond ETF (a)	974,357	29,337,889
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $111,708,838)		115,892,832
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (c)(d)	201,485	201,505
State Street Navigator Securities Lending Portfolio II (e)(f)	1,534,575	1,534,575
TOTAL SHORT-TERM INVESTMENTS (Cost $1,736,080)		$ 1,736,080
TOTAL INVESTMENTS—101.3% (Cost $113,444,918)		117,628,912
LIABILITIES IN EXCESS OF OTHER ASSETS—(1.3)%		(1,561,270)
NET ASSETS—100.0%		$ 116,067,642

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2019.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$115,892,832	$—	$—	$115,892,832
Short-Term Investments	1,736,080	—	—	1,736,080
TOTAL INVESTMENTS	$117,628,912	$—	$—	$117,628,912
See accompanying notes to financial statements.
25

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
SPDR Blackstone/GSO Senior Loan ETF	570,825	$ 26,383,531	$ 1,170,873	$ 27,349,982	$ (755,886)	$ 551,464	—	$ —	$ 255,178
SPDR Bloomberg Barclays High Yield Bond ETF	254,067	27,678,059	4,553,176	3,438,192	41,416	140,405	264,514	28,974,864	905,038
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	553,691	27,762,067	4,529,313	3,746,499	212,897	34,482	569,242	28,792,260	357,031
SPDR Portfolio Intermediate Term Corporate Bond ETF	805,233	28,126,789	4,409,405	4,062,569	192,611	121,583	815,288	28,787,819	495,232
SPDR Portfolio Long Term Corporate Bond ETF	—	—	29,787,824	741,381	10,188	281,258	974,357	29,337,889	183,991
SPDR Portfolio Long Term Treasury ETF	—	—	31,055,634	30,318,072	(737,562)	—	—	—	165,565
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	470,265	268,754	(6)	—	201,485	201,505	1,616
State Street Institutional U.S. Government Money Market Fund, Class G Shares	198,477	198,477	43,065	241,542	—	—	—	—	556
State Street Navigator Securities Lending Portfolio II	—	—	61,148,644	59,614,069	—	—	1,534,575	1,534,575	14,537
State Street Navigator Securities Lending Portfolio III	5,685,575	5,685,575	184,633,060	190,318,635	—	—	—	—	50,303
Total		$115,834,498	$321,801,259	$320,099,695	$(1,036,342)	$1,129,192		$117,628,912	$2,429,047
See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 1.6%
Alabama, ST, Industrial Development Authority Revenue 6.45%, 12/1/2023	$ 400,000	$ 405,784
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	2,835,000	3,163,917
Hoover,AL, Industrial Development Board Environmental Improvement Revenue 5.75%, 10/1/2049	2,500,000	2,740,000
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	109,289
Series A, 3.00%, 2/1/2030	200,000	207,222
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	272,302
Series D, 6.00%, 10/1/2042	1,210,000	1,427,183
Series D, 6.50%, 10/1/2053	2,010,000	2,397,729
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,706,608
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (b)	1,000,000	1,097,320
Series A, 5.25%, 5/1/2044 (b)	2,420,000	2,781,451
		16,308,805
ALASKA — 0.4%
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	143,340
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	500,735
Series A, 5.00%, 6/1/2046	2,890,000	2,897,225
Series B, 0.01%, 6/1/2046	3,200,000	364,480
University of Alaska, AK, Revenue:
Series T, 5.00%, 10/1/2039	150,000	170,904
Series V-1, 5.00%, 10/1/2044	275,000	315,216
		4,391,900
Security Description	Principal Amount	Value
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	$ 1,000,000	$ 1,068,590
ARIZONA — 2.7%
Arizona Industrial Development Authority Revenue:
5.00%, 7/1/2039 (b)	365,000	408,278
5.00%, 7/1/2049 (b)	500,000	517,670
5.00%, 7/1/2054 (b)	500,000	516,635
Series A, 3.63%, 5/20/2033	500,000	564,015
Series A, 5.00%, 7/15/2049 (b)	500,000	544,790
Series A, 5.25%, 7/1/2047 (b)	240,000	247,668
Series A, 5.38%, 7/1/2050 (b)	2,090,000	2,300,588
Series A, 6.38%, 6/1/2039 (b)	1,000,000	1,061,340
Series B, 5.00%, 3/1/2037 (b)	75,000	82,658
Series B, 5.00%, 3/1/2042 (b)	70,000	76,409
Series D, 5.00%, 7/1/2051 (b)	185,000	200,490
Series G, 5.00%, 7/1/2047 (b)	100,000	108,714
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	1,140,074
5.25%, 11/15/2046	1,010,000	1,087,619
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (b)	595,000	656,702
6.00%, 7/1/2052 (b)	1,870,000	2,142,908
Phoenix, AZ, Industrial Development Authority Education Revenue:
4.00%, 10/1/2041	30,000	32,024
4.00%, 10/1/2047	185,000	195,928
5.00%, 7/1/2035 (b)	1,325,000	1,432,497
Pima Country, AZ, Industrial Development Authority, Education Revenue 5.00%, 6/15/2034 (b)	100,000	107,331
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	1,031,820
5.25%, 7/1/2036	315,000	311,554
6.00%, 7/1/2048	1,070,000	1,075,949
6.75%, 2/1/2050 (b)	310,000	337,934
Series A, 7.38%, 7/1/2049	100,000	102,929

See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	$ 890,000	$ 968,418
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2032	2,470,000	3,186,473
5.00%, 12/1/2037	4,190,000	5,597,212
5.25%, 12/1/2027	265,000	326,965
5.25%, 12/1/2028	105,000	131,610
Tempe, AZ, Industrial Development Authority Revenue Series A, 6.13%, 10/1/2052 (b)	500,000	567,630
Watson Road, AZ, Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	300,000	300,036
		27,362,868
ARKANSAS — 0.3%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (b)	2,000,000	2,125,540
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	102,387
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	525,458
5.50%, 7/1/2043	830,000	852,767
		3,606,152
CALIFORNIA — 11.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	175,000	181,195
Series B, 5.00%, 10/1/2037	500,000	585,030
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	494,680
Series A, 5.00%, 3/1/2041	665,000	711,823
Series A, 5.25%, 3/1/2036	1,250,000	1,379,500
Bakersfield, CA, City School District, General Obligation Series C, 5.80%, 5/1/2042	210,000	174,796
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	157,564
California Community Housing Agency, Essential Revenue Series S, 5.00%, 8/1/2049 (b)	500,000	564,920
Security Description	Principal Amount	Value
California Community Housing Agency, Workforce Housing Revenue Series A, 5.00%, 4/1/2049 (b)	$ 405,000	$ 449,574
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2046	1,000,000	203,260
0.01%, 6/1/2046	3,020,000	527,624
5.25%, 6/1/2045	115,000	115,332
5.25%, 6/1/2046	105,000	105,014
5.45%, 6/1/2028	1,000,000	1,016,510
Series A, 5.25%, 6/1/2045	175,000	175,051
Series C, Zero Coupon, 6/1/2057	5,000,000	571,350
California Statewide Communities Development Authority Revenue Series B, 5.00%, 7/1/2032	195,000	222,382
California Statewide Communities Development Authority, Hospital Revenue 4.25%, 1/1/2043	480,000	524,990
California, Health Facilities Financing Authority Revenue:
3.00%, 3/1/2039	1,015,000	1,024,632
Series A, 4.00%, 3/1/2039	375,000	402,697
Series A, 4.00%, 8/15/2049	475,000	511,903
California, Municipal Finance Authority Revenue:
4.00%, 7/15/2029	6,460,000	7,342,371
5.00%, 6/30/2027	205,000	250,030
5.00%, 6/30/2028	100,000	123,804
5.00%, 12/31/2031	1,000,000	1,211,030
5.00%, 10/1/2039 (b)	150,000	160,619
5.00%, 7/1/2046 (b)	500,000	549,325
5.00%, 6/1/2048	600,000	695,784
5.25%, 1/1/2045	1,000,000	1,012,250
Series A, 2.40%, 10/1/2044 (c)	3,600,000	3,652,236
Series A, 5.00%, 7/1/2034	280,000	330,322
Series A, 5.00%, 7/1/2047	185,000	212,567
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,401,375
Series A, 5.25%, 11/1/2041	1,000,000	1,151,670
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,190,930
5.00%, 5/15/2051	265,000	311,492
5.00%, 5/15/2052	500,000	593,970
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	393,110

See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/21/2045 (b)	$ 500,000	$ 538,730
7.00%, 7/1/2022 (b)	250,000	250,933
8.00%, 7/1/2039 (b)	1,000,000	1,007,750
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	250,000	267,045
Series A, 5.00%, 7/1/2047 (b)	250,000	271,785
California, Statewide Communities Development Authority Revenue:
2.63%, 11/1/2033 (c)	345,000	357,603
4.00%, 4/1/2042	130,000	139,573
5.00%, 5/15/2033	240,000	279,674
5.25%, 12/1/2034	800,000	898,576
5.25%, 12/1/2038 (b)	1,475,000	1,740,249
5.25%, 7/1/2039 (b)	2,000,000	2,335,200
5.25%, 12/1/2044	1,500,000	1,654,965
5.50%, 12/1/2054	1,000,000	1,109,430
7.00%, 7/1/2046	160,000	174,205
Series A, 3.00%, 8/15/2036	205,000	210,832
Series A, 3.50%, 11/1/2027 (b)	285,000	307,521
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,151,290
Series A, 5.00%, 9/2/2039	1,000,000	1,186,080
Series A, 5.00%, 12/1/2046 (b)	2,080,000	2,312,086
Series A, 5.25%, 11/1/2044 (b)	300,000	329,550
Series A, 5.25%, 12/1/2056 (b)	2,325,000	2,611,951
Series A, 5.50%, 7/1/2039 (d)	465,000	365,630
Series A, 5.75%, 7/1/2030 (d)	945,000	743,053
Series A, 5.75%, 7/1/2035 (d)	100,000	78,630
California, Statewide Financing Authority Revenue Series D, 0.01%, 6/1/2055	15,750,000	669,532
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	400,000	280,384
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	107,015
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	204,731
Security Description	Principal Amount	Value
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	$ 800,000	$ 914,608
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,448,662
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (a)	455,000	508,180
Series A, 5.75%, 1/15/2046	775,000	890,397
Series B1, 3.95%, 1/15/2053	1,130,000	1,215,914
Series C, 6.25%, 1/15/2033	500,000	582,950
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2030	1,500,000	1,803,675
Series A-1, 5.00%, 6/1/2047	5,195,000	5,370,955
Series A-1, 5.25%, 6/1/2047	4,660,000	4,846,819
Series A-2, 5.00%, 6/1/2047	8,510,000	8,798,234
Series A-2, 5.30%, 6/1/2037	2,100,000	2,194,668
Series B, Zero Coupon, 6/1/2047	12,590,000	2,120,660
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2036	500,000	171,575
Zero Coupon, 6/1/2057	5,000,000	292,100
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,059,150
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	1,047,972
Lancaster, CA, Redevelopment Agency Successor Agency Revenue Series A, 3.00%, 8/1/2034	140,000	143,692
Long Beach Bond Finance Authority Series A, 5.00%, 11/15/2035	140,000	185,356
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	125,483
Series A, 5.50%, 11/15/2030	270,000	355,469
Series A, 5.50%, 11/15/2037	550,000	776,468
Series C, 5.50%, 8/1/2031 (a)	245,000	318,774
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	573,240
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,211,565

See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 6.50%, 11/1/2039	$ 850,000	$ 1,328,813
Series B, 7.00%, 11/1/2034	400,000	612,164
Series C, 6.13%, 11/1/2029	295,000	376,252
Oakland, CA, Unified School District, General Obligation:
5.00%, 8/1/2026 (a)	220,000	264,198
Series A, 5.00%, 8/1/2032 (a)	100,000	122,952
Series A, 5.00%, 8/1/2033	65,000	76,259
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	592,515
Series A, 5.00%, 8/15/2046	550,000	628,265
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	2,750,000	3,216,455
Palomar Health, CA, General Obligation Series B, 3.00%, 8/1/2037	100,000	101,634
Palomar Pomerado, CA, General Obligation:
Series A, Zero Coupon, 8/1/2035	100,000	62,985
Series A, 0.01%, 8/1/2036	365,000	221,037
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	400,470
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	610,000	664,174
5.25%, 11/1/2040	100,000	118,587
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	519,747
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	227,302
5.00%, 2/15/2026	155,000	184,173
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	281,576
5.00%, 9/1/2047 (b)	1,000,000	1,137,560
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,137,619
5.00%, 9/1/2045	100,000	114,373
5.00%, 9/1/2046	830,000	948,258
Sacramento, CA, City Financing Authority Revenue Series E, 5.25%, 12/1/2030 (a)	500,000	645,170
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	800,598
8.00%, 12/1/2026	650,000	724,997
Security Description	Principal Amount	Value
San Diego County, CA, Regional Airport Authority Revenue:
Series A, 5.00%, 7/1/2025	$ 140,000	$ 142,846
Series B, 5.00%, 7/1/2027	270,000	303,766
Series B, 5.00%, 7/1/2042	190,000	223,797
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
Series A, 5.00%, 5/1/2044	4,760,000	5,748,271
Series B, 5.00%, 5/1/2047	120,000	144,580
Series E, 4.00%, 5/1/2050	1,000,000	1,103,460
San Francisco, CA, Community College District General Obligation 5.00%, 6/15/2023	150,000	170,711
San Gorgonio, CA, Memorial Health Care District General Obligation 5.00%, 8/1/2039	400,000	440,900
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	567,490
Series B, 5.25%, 1/15/2049	400,000	453,944
Savanna, CA, Element School District General Obligation Series B, 6.75%, 2/1/2052 (a)	880,000	859,162
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, 0.01%, 6/1/2056	5,250,000	502,267
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	1,029,773
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	84,768
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (b)	100,000	107,275
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
, 6/1/2046	5,750,000	866,030
0.01%, 6/1/2046	2,800,000	378,252
Series A-1, 5.50%, 6/1/2045	745,000	748,129
Series B, Zero Coupon, 6/1/2045	1,000,000	224,040
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	619,200

See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	$ 105,000	$ 119,089
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	545,000	600,045
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031	275,000	209,000
		120,378,209
COLORADO — 2.7%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,564,845
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (b)	595,000	657,606
Series A, 5.00%, 10/1/2049 (b)	540,000	589,907
Colorado Health Facilities Authority Hospital Revenue:
Series A-, 4.00%, 8/1/2038	2,750,000	3,008,500
Series A-, 5.00%, 8/1/2039	1,000,000	1,189,700
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	545,120
Colorado, Educational & Cultural Facilities Authority Revenue:
3.25%, 6/1/2046	270,000	271,914
4.13%, 11/15/2044	225,000	234,900
Colorado, Health Facilities Authority Revenue:
5.00%, 1/1/2037	1,750,000	1,920,257
Series A, 5.30%, 7/1/2037	500,000	500,610
Series A-, 4.00%, 8/1/2044	1,180,000	1,264,736
Series B, 5.00%, 5/15/2048	1,070,000	1,125,030
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	544,880
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,455,550
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	554,050
Series A, 5.00%, 12/1/2039	40,000	43,677
Series A, 5.25%, 12/1/2045	370,000	406,164
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (b)	100,000	106,823
Security Description	Principal Amount	Value
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	$ 1,000,000	$ 1,063,390
E-470, CO, Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	233,282
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,580,535
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (b)	500,000	509,230
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	969,830
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	1,042,660
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049 (b)	1,740,000	1,768,327
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (b)	1,000,000	1,034,990
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	735,000	1,115,914
Regional, CO, Transportation District, Private Activity Revenue:
6.00%, 1/15/2034	300,000	305,961
6.00%, 1/15/2041	100,000	101,987
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	764,588
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	516,135
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	1,065,540
		28,056,638
CONNECTICUT — 1.0%
Connecticut State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	400,000	438,816
Series F, 5.00%, 7/1/2037	925,000	1,018,397
Series G-1, 5.00%, 7/1/2050 (b) (e)	500,000	573,665

See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	$ 300,000	$ 297,912
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	293,074
Series B, 5.00%, 4/15/2029	400,000	430,352
Series B, 5.00%, 4/15/2032	130,000	139,326
Series D, 5.00%, 11/1/2023	130,000	138,801
Series E, 4.00%, 9/15/2028	125,000	132,451
Series E, 5.00%, 9/15/2026	100,000	109,439
Series F, 5.00%, 11/15/2025	100,000	116,898
Connecticut, State Health & Educational Facilities Authority Revenue:
5.00%, 7/1/2032	105,000	124,638
Series A, 5.00%, 9/1/2046 (b)	110,000	119,587
Series A, 5.00%, 9/1/2053 (b)	500,000	541,415
Series B, 4.00%, 7/1/2034	130,000	137,206
Series F, 3.50%, 7/1/2026	5,000	5,243
Series F, 4.00%, 7/1/2030	100,000	105,140
Series J, 5.00%, 7/1/2042	1,205,000	1,281,566
Series L, 4.00%, 7/1/2034	250,000	270,895
Series L, 4.13%, 7/1/2041	500,000	535,840
Series R, 3.38%, 7/1/2037	190,000	197,572
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	363,850
Series A, 5.00%, 9/1/2025	205,000	238,753
Series A, 5.00%, 9/1/2029	235,000	270,993
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (b)	1,000,000	1,141,170
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	110,646
Series A, 5.00%, 4/1/2031	220,000	241,747
Series B, 3.00%, 10/1/2030 (a)	140,000	144,966
Series C, 3.00%, 7/15/2027 (a)	100,000	105,861
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2025	190,000	213,972
Series A, 5.00%, 8/15/2026	220,000	247,425
Series A, 5.00%, 8/15/2027	100,000	112,203
		10,199,819
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	819,088
Security Description	Principal Amount	Value
DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	$ 150,000	$ 163,462
Series A, 5.00%, 7/1/2052	115,000	122,613
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	126,172
Series A, 6.25%, 10/1/2032	465,000	485,451
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	480,000	547,022
Series A, 0.01%, 6/15/2046	13,000,000	2,539,550
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	602,970
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	400,000	426,020
		5,013,260
FLORIDA — 5.8%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	45,000	42,201
6.25%, 11/15/2044	400,000	347,592
6.38%, 11/15/2049	375,000	326,535
Series A, 4.00%, 12/1/2044	325,000	342,725
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	905,000	931,716
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	230,871
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	100,000	100,642
4.70%, 5/1/2036	100,000	104,101
Broward, FL, Airport System Revenue:
Series Q-1, 4.00%, 10/1/2042	140,000	148,054
Series Q-1, 5.00%, 10/1/2023	120,000	132,610
Series Q-1, 5.00%, 10/1/2024	115,000	127,052
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (b)	1,000,000	1,088,010
Capital Trust Agency, FL, Senior Living Revenue Series A, 5.88%, 7/1/2054	1,000,000	1,086,910

See accompanying notes to financial statements.
32

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
6.10%, 8/15/2038 (b)	$ 215,000	$ 225,245
Series A, 5.00%, 6/15/2039 (b)	390,000	411,064
Series A, 5.13%, 6/15/2037 (b)	450,000	482,629
Series A, 5.38%, 6/15/2038 (b)	105,000	117,418
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2046 (b)	750,000	805,927
Capital Trust Agency, Inc., FL, Revenue:
Series A, 5.00%, 7/1/2050	600,000	417,426
Series A, 7.50%, 6/1/2048 (b)	2,165,000	2,351,342
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (b)	115,000	120,220
5.88%, 8/1/2052 (b)	610,000	634,711
Capital Trust Agency, Inc., FL, Student Housing Revenue Series A, 5.25%, 12/1/2058 (b)	1,000,000	1,042,580
Central, FL, Expressway Authority Revenue:
3.25%, 7/1/2039	100,000	104,663
Series A, 4.00%, 7/1/2037	250,000	275,468
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (b)	220,000	238,647
City of Orlando, FL, Development Tax Revenue 5.00%, 11/1/2026 (a)	735,000	906,608
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (b) (f)	400,000	374,848
Series A, 8.25%, 5/15/2049 (b) (f)	100,000	93,700
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (b)	240,000	256,903
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (c)	775,000	781,789
County of Miami-Dade, FL, Aviation Revenue Series A, 4.25%, 10/1/2036	100,000	109,898
Security Description	Principal Amount	Value
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 4.00%, 7/15/2026 (b)	$ 190,000	$ 194,053
Series A, 6.00%, 6/15/2035 (b)	505,000	557,389
Series A, 6.00%, 6/15/2044 (b)	575,000	560,734
Series A, 6.13%, 6/15/2043 (b)	500,000	513,150
Series A, 6.13%, 6/15/2044	555,000	596,309
Series A, 6.50%, 7/1/2044	925,000	986,744
Series A, 7.50%, 6/15/2033	500,000	531,385
Series A, 7.63%, 6/15/2041	570,000	604,103
Florida Development Finance Corp., Surface Transportation Facilities Revenue:
Series A, 6.25%, 1/1/2049 (b) (c)	3,515,000	3,377,528
Series A, 6.38%, 1/1/2049 (b) (c)	5,865,000	5,593,861
Series A, 6.50%, 1/1/2049 (b) (c)	2,670,000	2,540,452
Florida Higher Educational Facilities Financial Authority Revenue:
5.00%, 3/1/2049	100,000	111,651
Series A, 3.00%, 12/1/2046	165,000	167,797
Series A1, 4.50%, 6/1/2033 (b)	1,960,000	2,154,079
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 11/15/2036	350,000	372,480
Series A, 5.00%, 10/1/2042	500,000	587,500
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	550,000	617,743
Series B, 6.00%, 11/1/2029	245,000	258,046
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	195,000	195,419
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	131,073
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	317,652
Hernando County,FL, School Board Series A, 3.00%, 7/1/2035 (a)	115,000	118,872
Highlands County, FL, Health Facilities Authority Revenue:

See accompanying notes to financial statements.
33

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 4/1/2038	$ 500,000	$ 555,875
6.25%, 4/1/2049	500,000	558,580
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	436,020
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	401,372
Series B, 5.00%, 10/1/2029	370,000	455,992
Series III B, 3.38%, 10/1/2034	480,000	487,771
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	517,800
5.75%, 11/1/2042	500,000	526,070
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	506,690
Lee County, FL, Solid Waste System Revenue 5.00%, 10/1/2026	100,000	118,517
LT Ranch Community Development District Revenue 4.00%, 5/1/2040	730,000	738,607
Martin County, FL, Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,009,740
Miami Beach, FL, Redevelopment Agency, Tax Allocation:
5.00%, 2/1/2024	295,000	338,569
5.00%, 2/1/2029	275,000	310,761
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	1,093,860
Miami, FL, Health Facilities Authority Revenue 5.13%, 7/1/2046	170,000	172,587
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Series A, 5.00%, 7/1/2024	375,000	409,316
Series A, 5.00%, 7/1/2027	400,000	435,160
Series A, 5.00%, 7/1/2028	200,000	239,532
Series A, 5.00%, 7/1/2029	385,000	457,692
Series A, 5.00%, 7/1/2031	200,000	216,072
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	286,234
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	101,069
Security Description	Principal Amount	Value
Miami-Dade, FL, Professional Sport Franchies Tax Revenue Series A, 6.88%, 10/1/2034 (a)	$ 145,000	$ 207,021
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	293,107
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	731,244
Series B, 5.00%, 5/1/2037	925,000	973,239
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	395,359
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (a)	200,000	241,052
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (b)	185,000	206,900
5.00%, 4/1/2051 (b)	110,000	121,195
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	185,000	219,865
5.00%, 7/1/2039	410,000	476,211
6.00%, 10/1/2041	100,000	105,124
Port Saint Lucie, FL, Utility System Revenue 3.00%, 9/1/2035	185,000	190,374
Seminole County, FL, Industrial Development Authority Revenue 5.50%, 11/15/2049	1,515,000	1,516,030
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	492,105
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	565,580
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1, 6.61%, 5/1/2040	290,000	251,650
Series 2015-2, 6.61%, 5/1/2040	180,000	127,881
Series 2015-3, 6.61%, 5/1/2040 (d) (f)	195,000	—
Series 3, 6.65%, 5/1/2040 (d) (f)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,124,673
Series A4, 6.61%, 5/1/2040	85,000	73,988

See accompanying notes to financial statements.
34

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (b)	$ 1,990,000	$ 2,120,066
Village Community Development District No. 13 Special Assessment 3.70%, 5/1/2050 (b)	2,000,000	2,033,900
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	147,947
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	123,836
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	723,767
		59,684,125
GEORGIA — 1.2%
Americus & Sumter County Hospital Authority Revenue 6.25%, 5/15/2033	250,000	277,155
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	375,190
Series A1, 6.75%, 1/1/2035	1,705,000	1,797,854
Series A1, 7.00%, 1/1/2040	500,000	529,775
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	590,348
Series D, 4.13%, 11/1/2045	435,000	462,705
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue 5.00%, 7/1/2042	1,000,000	1,086,850
Fulton County,GA, Development Authority Revenue 3.00%, 7/1/2044	450,000	444,245
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (a)	278,000	319,503
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	250,000	254,380
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	252,039
Main Street Natural Gas, Inc. GA, Gas Supply Revenue Series A, 5.00%, 5/15/2038	1,935,000	2,525,639
Security Description	Principal Amount	Value
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	$ 500,000	$ 553,105
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	635,000	695,960
Series A, 5.50%, 7/1/2060	170,000	191,316
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (b)	1,000,000	1,059,660
White County,GA, Development Authority Revenue:
5.13%, 10/1/2039	790,000	806,653
5.25%, 10/1/2049	115,000	116,832
		12,339,209
GUAM — 0.4%
Guam Government Business Privilege Revenue:
Series A, 5.13%, 1/1/2042	400,000	417,128
Series B1, 5.00%, 1/1/2037	100,000	104,230
Series B1, 5.00%, 1/1/2042	670,000	695,755
Series D-REF, 5.00%, 11/15/2029	525,000	595,166
Series D-REF, 5.00%, 11/15/2034	250,000	279,820
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	155,000	163,756
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	352,170
Guam Government, General Obligation 5.00%, 11/15/2031	225,000	263,371
Guam International Airport Authority Revenue Series C, 6.38%, 10/1/2043	590,000	678,329
Guam Power Authority Revenue Series A, 5.00%, 10/1/2024 (a)	250,000	274,230
		3,823,955
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (b)	355,000	374,692
Series A, 5.00%, 1/1/2045 (b)	750,000	767,280
		1,141,972
IDAHO — 0.1%
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	670,322

See accompanying notes to financial statements.
35

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 11.0%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	$ 260,000	$ 260,725
Series A, 5.50%, 12/1/2043	115,000	115,010
Chicago Board of Education, General Obligation:
Series B, 4.00%, 12/1/2035	200,000	203,310
Series C, 5.00%, 12/1/2030 (a)	1,500,000	1,807,125
Series D, 5.00%, 12/1/2027	900,000	1,046,655
Chicago, IL, Board of Education, General Obligation:
Series A, 0.01%, 12/1/2031 (a)	1,060,000	734,622
Series A, 4.00%, 12/1/2022	100,000	104,809
Series A, 4.00%, 12/1/2027	2,715,000	2,930,571
Series A, 5.00%, 12/1/2033	1,000,000	1,157,670
Series A, 5.00%, 12/1/2041	4,245,000	4,411,489
Series A, 5.00%, 12/1/2042	4,185,000	4,421,494
Series A, 5.50%, 12/1/2026 (a)	220,000	255,365
Series A, 5.50%, 12/1/2039	1,110,000	1,165,167
Series A, 7.00%, 12/1/2026	1,100,000	1,371,150
Series A, 7.00%, 12/1/2044	3,305,000	4,010,188
Series A, 7.00%, 12/1/2046 (b)	3,125,000	3,974,562
Series B, 5.00%, 12/1/2033	335,000	356,949
Series B, 5.00%, 12/1/2034	410,000	436,482
Series B-1, 0.01%, 12/1/2028 (a)	405,000	316,548
Series B-1, 0.01%, 12/1/2029 (a)	620,000	464,882
Series B-1, 0.01%, 12/1/2030 (a)	220,000	158,622
Series C, 5.25%, 12/1/2035	985,000	1,088,947
Series C, 5.25%, 12/1/2039	390,000	428,189
Series D, 5.00%, 12/1/2046	1,250,000	1,333,462
Series E, 5.13%, 12/1/2032	765,000	845,340
Series F, 5.00%, 12/1/2031	310,000	316,721
Series H, 5.00%, 12/1/2046	1,500,000	1,673,265
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	299,293
6.00%, 4/1/2046	350,000	417,091
6.10%, 4/1/2036	45,000	54,775
Chicago, IL, General Obligation:
Series A, 5.00%, 1/1/2027	300,000	329,022
Series A, 5.00%, 1/1/2035	365,000	395,215
Series A, 5.00%, 1/1/2040	1,000,000	1,133,490
Series A, 5.25%, 1/1/2029	465,000	513,109
Series A, 5.25%, 1/1/2032	155,000	169,885
Series A, 5.25%, 1/1/2033	810,000	886,440
Series A, 5.25%, 1/1/2035	185,000	190,080
Security Description	Principal Amount	Value
Series A, 5.50%, 1/1/2033	$ 1,470,000	$ 1,666,877
Series A, 5.75%, 1/1/2033	510,000	607,344
Series A, 6.00%, 1/1/2038	1,500,000	1,800,630
Series C, 5.00%, 1/1/2024	65,000	71,390
Series C, 5.00%, 1/1/2026	180,000	205,022
Series C, 5.00%, 1/1/2027	195,000	221,200
Series C, 5.00%, 1/1/2035	700,000	774,879
Series C, 5.00%, 1/1/2038	275,000	302,486
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2026	100,000	118,647
Series A, 5.50%, 1/1/2030	200,000	222,954
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	268,275
5.00%, 1/1/2029	100,000	106,389
Chicago, IL, O'Hare International Airport Revenue:
5.75%, 1/1/2039	220,000	229,374
Series B, 4.00%, 1/1/2053 (a)	300,000	332,424
Series B, 5.00%, 1/1/2029	315,000	367,359
Series B, 5.25%, 1/1/2029	275,000	306,012
Series D, 5.00%, 1/1/2039	210,000	229,751
Series D, 5.00%, 1/1/2044	325,000	354,968
Series D, 5.00%, 1/1/2052	600,000	696,876
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	149,772
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028 (a)	125,000	100,083
Zero Coupon, 1/1/2030 (a)	270,000	200,651
5.50%, 1/1/2030	250,000	285,345
Series A, 5.00%, 1/1/2034	250,000	271,023
Series A, 5.00%, 1/1/2044	100,000	112,416
Series A, 5.25%, 1/1/2027	280,000	316,954
Series A, 5.50%, 1/1/2035	840,000	1,002,422
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	465,965
5.25%, 12/1/2043	205,000	221,927
Cook County, IL, Revenue 6.75%, 10/15/2040 (c)	1,000,000	1,026,870
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	310,000	304,005
Illinois State, Finance Authority Revenue:
4.00%, 12/1/2040	250,000	263,560
4.00%, 9/1/2041	115,000	121,694
4.25%, 8/1/2042	120,000	127,210
4.75%, 5/15/2033	200,000	212,470

See accompanying notes to financial statements.
36

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2032	$ 100,000	$ 108,422
5.00%, 5/15/2033	2,220,000	2,342,944
5.00%, 12/1/2046	350,000	396,231
5.25%, 5/15/2047	150,000	160,198
5.50%, 4/1/2032	500,000	500,620
Series A, 3.00%, 10/1/2037	1,570,000	1,596,282
Series A, 4.25%, 5/15/2041	185,000	191,022
Series A, 5.00%, 2/15/2047	885,000	990,519
Series A, 5.00%, 2/15/2050	1,200,000	1,341,216
Series A, 5.25%, 5/1/2038	1,980,000	2,153,705
Series A, 6.00%, 7/1/2043	200,000	224,062
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	142,330
3.50%, 6/1/2031	700,000	706,293
4.00%, 2/1/2023	100,000	105,437
4.00%, 2/1/2030 (a)	255,000	280,388
4.00%, 1/1/2031	640,000	675,360
4.00%, 6/1/2032	300,000	316,572
4.00%, 6/1/2034	270,000	283,770
4.00%, 6/1/2035	100,000	104,880
4.13%, 11/1/2031	260,000	277,615
4.50%, 11/1/2039	125,000	133,046
5.00%, 2/1/2023	325,000	352,294
5.00%, 5/1/2023	230,000	250,774
5.00%, 8/1/2024	1,220,000	1,305,010
5.00%, 2/1/2026	1,250,000	1,425,225
5.00%, 1/1/2027	100,000	113,637
5.00%, 6/1/2027	1,070,000	1,223,342
5.00%, 11/1/2027	400,000	459,984
5.00%, 3/1/2028	150,000	158,252
5.00%, 5/1/2028	700,000	770,322
5.00%, 1/1/2029	105,000	118,467
5.00%, 2/1/2029	175,000	200,694
5.00%, 4/1/2029	150,000	164,384
5.00%, 4/1/2030	695,000	759,517
5.00%, 3/1/2031	110,000	115,550
5.00%, 4/1/2032	100,000	108,839
5.00%, 3/1/2034	200,000	209,598
5.00%, 11/1/2034	120,000	135,026
5.00%, 5/1/2035	140,000	151,934
5.00%, 3/1/2036	150,000	156,956
5.00%, 5/1/2036	125,000	135,445
5.00%, 11/1/2036	760,000	851,291
5.00%, 3/1/2037	250,000	261,375
5.00%, 2/1/2039	1,200,000	1,289,172
5.00%, 5/1/2039	380,000	409,712
5.00%, 11/1/2040	180,000	199,741
5.00%, 1/1/2041	300,000	329,169
5.25%, 7/1/2028	750,000	821,362
5.25%, 2/1/2029	405,000	446,488
5.25%, 7/1/2029	100,000	109,265
5.25%, 2/1/2033	230,000	251,441
5.50%, 7/1/2024	660,000	731,656
5.50%, 7/1/2025	245,000	271,494
Security Description	Principal Amount	Value
5.50%, 7/1/2026	$ 120,000	$ 132,871
5.50%, 7/1/2027	200,000	221,180
5.50%, 7/1/2033	665,000	728,640
5.50%, 7/1/2038	200,000	218,852
Series A, 4.00%, 1/1/2024	135,000	139,370
Series A, 4.00%, 5/1/2024	135,000	144,239
Series A, 4.00%, 1/1/2030	515,000	525,176
Series A, 4.63%, 5/1/2037	610,000	668,743
Series A, 5.00%, 10/1/2024	150,000	167,829
Series A, 5.00%, 12/1/2028	465,000	540,916
Series A, 5.00%, 10/1/2030	1,120,000	1,299,715
Series A, 5.00%, 4/1/2035	250,000	267,045
Series A, 5.00%, 4/1/2036	140,000	149,366
Series A, 6.00%, 5/1/2025	435,000	512,534
Series B, 5.00%, 12/1/2024	100,000	112,261
Series B, 5.00%, 5/1/2028	400,000	466,772
Illinois State, Sports Facilities Authority Revenue 0.01%, 6/15/2025 (a)	680,000	597,373
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2024	160,000	167,326
Series A, 5.00%, 6/15/2026	725,000	831,604
Series A, 5.00%, 6/15/2027	250,000	287,690
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2039 (a)	200,000	101,122
Zero Coupon, 6/15/2044 (a)	1,050,000	458,934
Zero Coupon, 6/15/2047 (a)	115,000	44,568
0.01%, 12/15/2031 (a)	255,000	177,942
Series A, Zero Coupon, 6/15/2037 (a)	110,000	61,607
Series A, 0.01%, 6/15/2031 (a)	215,000	152,983
Series A, 0.01%, 6/15/2034 (a)	190,000	119,972
Series A, 0.01%, 6/15/2036 (a)	2,550,000	1,487,440
Series A, 5.50%, 6/15/2029 (a)	615,000	745,226
Series B, Zero Coupon, 6/15/2027 (a)	125,000	105,231
Series B, Zero Coupon, 6/15/2043 (a)	200,000	91,144
Series B, 0.01%, 12/15/2050	1,000,000	317,480
Series B, 4.25%, 6/15/2042	1,100,000	1,123,639
Series B, 5.00%, 12/15/2026	115,000	123,242
Series B, 5.00%, 12/15/2028	1,425,000	1,523,596
Series B, 5.00%, 12/15/2040	100,000	110,490
Series B, 5.00%, 6/15/2052	250,000	263,005
Series B2, 5.25%, 6/15/2050	1,335,000	1,359,671
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue Series A, 0.01%, 12/15/2035 (a)	140,000	83,391

See accompanying notes to financial statements.
37

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	$ 245,000	$ 211,567
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	126,781
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (a)	190,000	222,057
Springfield, IL, Electric Revenue:
5.00%, 3/1/2026	255,000	297,432
5.00%, 3/1/2027	210,000	244,159
State Clair County, IL, Highway Revenue Series A, 4.25%, 1/1/2038	550,000	576,790
State of Illinois General Obligation:
5.00%, 2/1/2027	3,700,000	4,276,016
5.25%, 2/1/2030	1,900,000	2,089,050
Series A, 5.00%, 12/1/2035	500,000	568,695
Series D, 5.00%, 11/1/2025	4,740,000	5,353,119
Series D, 5.00%, 11/1/2028	175,000	201,507
University of Illinois, IL, Revenue Series A, 4.00%, 4/1/2036 (a)	315,000	348,859
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	224,172
		112,531,660
INDIANA — 0.6%
Anderson, IN, Economic Development Revenue 6.00%, 10/1/2042	625,000	660,994
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042 (f)	505,000	13,383
Series A, 7.13%, 11/15/2047 (f)	540,000	14,310
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	106,506
Indiana State, Finance Authority Revenue Series A, 5.25%, 11/15/2046	170,000	192,465
Indiana State, Finance Authority, Environmental Revenue 6.00%, 12/1/2026	550,000	556,501
Indiana State, Finance Authority, Hospital Revenue:
Series A, 4.50%, 7/1/2053	250,000	250,320
Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2032	$ 825,000	$ 861,036
Series A, 5.00%, 6/1/2039	125,000	130,327
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2037	515,000	530,852
Series A, 5.00%, 4/1/2042	560,000	573,849
Steuben Lakes, IN, Regional Waste District Revenue 4.00%, 9/1/2038	200,000	210,190
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	1,000,000	1,027,670
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	867,015
		5,995,418
IOWA — 0.9%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	1,370,000	1,389,865
4.75%, 8/1/2042	2,295,000	2,385,767
5.25%, 12/1/2025	420,000	464,587
5.88%, 12/1/2027 (b)	820,000	854,120
Series A, 5.25%, 12/1/2050 (c)	1,295,000	1,400,206
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	605,473
Series A, 4.13%, 5/15/2038	350,000	369,604
Series A, 5.00%, 5/15/2043	100,000	111,886
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,555,280
		9,136,788
KANSAS — 0.1%
City of Wichita, KS, Health Care Facilities Authority Revenue Series I, 5.00%, 5/15/2033	350,000	386,557
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	96,000
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	885,000	964,243
		1,446,800

See accompanying notes to financial statements.
38

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
KENTUCKY — 0.9%
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	$ 235,000	$ 246,550
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (a)	140,000	149,736
Series A, 5.00%, 9/1/2023 (a)	135,000	151,511
Series A, 5.00%, 9/1/2025 (a)	425,000	500,289
Series A, 5.00%, 9/1/2026 (a)	160,000	187,715
Series A, 5.00%, 9/1/2042 (a)	125,000	142,334
Kentucky, Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	138,368
Kentucky, Economic Development Finance Authority Revenue:
5.00%, 2/1/2040	355,000	356,065
5.25%, 6/1/2050	100,000	112,561
Series A, 4.25%, 7/1/2035	645,000	680,120
Series A, 5.00%, 1/1/2045	825,000	899,786
Series A, 5.00%, 6/1/2045	2,525,000	2,836,206
Series A, 5.00%, 12/1/2047 (a)	205,000	221,908
Kentucky, ST, Public Energy Authority Gas Suply Revenue:
Series A, 4.00%, 4/1/2048 (c)	100,000	108,840
Series B, 4.00%, 1/1/2049 (c)	115,000	126,988
Kentucky, State Property & Building Commission Revenue:
Series A, 5.00%, 10/1/2026	140,000	157,468
Series B, 5.00%, 11/1/2024	135,000	156,719
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	117,940
Louisville/Jefferson County Metropolitan Government Revenue 4.00%, 10/1/2034	695,000	759,434
Ohio County, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,141,526
		9,192,064
Security Description	Principal Amount	Value
LOUISIANA — 1.2%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	$ 500,000	$ 598,290
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (a)	200,000	207,080
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (b)	2,175,000	2,379,189
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,106,433
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (a)	100,000	113,891
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	365,532
Louisiana Local Gov't Environmental Facilities & Community Development Authority:
3.50%, 11/1/2032	275,000	290,350
Series A-1, 6.50%, 11/1/2035	100,000	103,918
Louisiana Local Gov't Environmental Facilities & Community DevelopmentAuthority Series A, 5.00%, 1/1/2049	1,500,000	1,549,365
Louisiana Public Facilities Authority 5.25%, 10/1/2046	130,000	129,163
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,766
5.00%, 7/1/2047	300,000	344,265
Series A, 4.00%, 1/1/2046	110,000	117,948
Series A, 5.00%, 7/1/2046	500,000	569,400
Series A, 5.00%, 7/1/2051	385,000	437,499
Louisiana State, Environmental Facilities & Community Development Authority Revenue:
Series A, 4.00%, 2/1/2048	300,000	311,646
Series A-2, 6.50%, 11/1/2035	600,000	623,508
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	271,656

See accompanying notes to financial statements.
39

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	$ 725,000	$ 822,317
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	283,975
Series A, 5.00%, 12/1/2036 (a)	260,000	313,825
Series B, 4.00%, 12/1/2041 (a)	480,000	527,155
Series C, 4.00%, 12/1/2033	365,000	417,297
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (c)	450,000	473,886
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	273,035
		12,636,389
MAINE — 0.3%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (b)	100,000	99,804
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	589,063
5.00%, 7/1/2043	200,000	213,994
6.75%, 7/1/2036	500,000	533,685
7.50%, 7/1/2032	500,000	541,230
Series A, 4.00%, 7/1/2041	100,000	104,287
Series A, 4.00%, 7/1/2046	310,000	321,510
Series A, 5.00%, 7/1/2046	45,000	49,942
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	525,000	532,592
		2,986,107
MARYLAND — 1.0%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	320,394
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2046	250,000	283,568
Series A, 4.50%, 9/1/2033	1,325,000	1,429,940
City of Brunswick, MD, Special Obligation:
4.00%, 7/1/2029	295,000	312,744
5.00%, 7/1/2036	475,000	529,962
County of Frederick, MD, Tax Incr Special Tax Revenue 3.75%, 7/1/2039	875,000	884,774
Security Description	Principal Amount	Value
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	$ 320,000	$ 325,197
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	441,532
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	105,000	111,446
5.00%, 3/31/2036	250,000	285,448
5.00%, 3/31/2051	100,000	111,639
5.75%, 9/1/2025	525,000	537,532
Maryland Economic Development Corp., Tax Allocation 4.38%, 7/1/2036	625,000	655,900
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2045	90,000	101,851
Series A, 5.00%, 7/1/2038	100,000	114,724
Series A, 5.50%, 1/1/2031	100,000	121,455
Series B, 2.88%, 7/1/2023	220,000	230,065
Series B, 5.25%, 8/15/2038 (a)	130,000	172,544
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (b)	1,600,000	1,772,960
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	556,640
Series B, 5.00%, 11/1/2042	400,000	439,020
		9,739,335
MASSACHUSETTS — 0.9%
Lowe, MA, Collegiate Charter School Revenue 5.00%, 6/15/2039	100,000	107,338
Massachusetts, Development Finance Agency Revenue:
4.00%, 7/1/2039	1,305,000	1,403,606
4.13%, 10/1/2042 (b)	500,000	524,825
5.00%, 11/15/2038 (b)	1,500,000	1,694,535
5.00%, 10/1/2043	950,000	1,100,081
5.00%, 7/1/2044	500,000	580,325
5.00%, 1/1/2045	300,000	331,674
5.00%, 10/1/2057 (b)	1,420,000	1,555,241
Series A, 5.25%, 7/1/2034	10,000	11,073
Series D, 4.00%, 7/1/2045	350,000	367,325
Series F, 5.63%, 7/15/2036	120,000	130,877
Series H, 5.00%, 1/1/2042	225,000	264,998
Series J2, 5.00%, 7/1/2048	680,000	798,422

See accompanying notes to financial statements.
40

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts, Educational Financing Authority Revenue Series J, 3.50%, 7/1/2033	$ 110,000	$ 114,143
		8,984,463
MICHIGAN — 1.4%
City of Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2021 (a)	100,000	106,273
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	615,000	536,169
5.75%, 11/1/2035	500,000	364,195
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	193,990
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	126,110
Eastern Michigan University Revenue:
Series A, 4.00%, 3/1/2044 (a)	165,000	181,908
Series A, 4.00%, 3/1/2047	195,000	214,024
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	1,064,510
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	105,903
4.00%, 2/15/2044	245,000	269,257
4.00%, 11/15/2046	970,000	1,043,613
5.00%, 7/1/2033	100,000	111,257
Series B, 5.00%, 7/1/2028	100,000	112,397
Series B, 5.00%, 7/1/2029	105,000	117,821
Series B, 5.00%, 7/1/2044	525,000	574,744
Series D-2, 5.00%, 7/1/2034	400,000	462,400
Michigan State, Finance Authority, Ltd. Obligation Revenue:
5.25%, 2/1/2032	690,000	760,539
8.13%, 4/1/2041	455,000	410,806
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	43,476
5.00%, 6/30/2031	385,000	476,218
5.00%, 12/31/2032	1,000,000	1,230,920
5.00%, 11/15/2049	115,000	131,515
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	2,975,000	3,005,999
Series A, 6.88%, 6/1/2042	1,000,000	1,011,690
Series B, 0.01%, 6/1/2052	3,950,000	233,248
Security Description	Principal Amount	Value
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	$ 1,000,000	$ 1,042,290
		13,931,272
MINNESOTA — 0.8%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	160,876
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	178,048
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	82,766
Series A, 5.00%, 3/1/2039	500,000	510,675
Series A, 5.50%, 7/1/2035	150,000	160,999
Forest Lake, MN, Charter School Lease Revenue Series A, 5.38%, 8/1/2050	1,000,000	1,116,460
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	106,084
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (b)	300,000	304,491
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,013,660
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	1,136,113
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	551,555
Southern Minnesota Municipal Power Agency System Revenue Series A, Zero Coupon, 1/1/2024 (a)	155,000	146,601
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	100,038
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	235,000	238,055
Series A, 5.30%, 7/1/2045	500,000	537,645
Series A, 5.75%, 7/1/2047 (b)	1,000,000	1,079,640
St. Paul, MN, Port Authority Revenue Series 7, 4.50%, 10/1/2037 (b)	255,000	263,428
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	158,312

See accompanying notes to financial statements.
41

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	$ 225,000	$ 241,360
5.25%, 12/1/2049	340,000	359,390
		8,446,196
MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	229,841
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	320,179
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (a)	415,000	421,275
Mississippi State, Gaming Tax Revenue Series E, 5.00%, 10/15/2027	175,000	208,096
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	112,517
Series S, 5.00%, 9/1/2046	400,000	446,864
Warren County, MS, Gulf Opportunity Revenue Series A, 5.38%, 12/1/2035	115,000	123,265
		1,862,037
MISSOURI — 1.0%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	74,543
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (b)	2,000,000	2,091,800
Jennings, MO, Revenue 5.00%, 11/1/2023	305,000	284,605
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (b)	850,000	679,218
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	500,000	555,715
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	1,068,020
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	436,131
Security Description	Principal Amount	Value
Missouri State, Health & Educational Facilities Authority Revenue 5.00%, 2/1/2042	$ 115,000	$ 128,876
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	275,234
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	289,167
4.25%, 12/1/2042 (b)	450,000	468,337
5.00%, 5/1/2030	100,000	107,477
Series A, 4.00%, 2/15/2049	500,000	544,975
Series A, 5.00%, 2/1/2036	650,000	739,524
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	264,007
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	235,000	254,101
5.00%, 9/1/2042	150,000	157,494
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	120,000	164,927
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,087,760
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	235,007
		9,906,918
MONTANA — 0.1%
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	107,596
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	232,875
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	325,000	365,313
		705,784
NEBRASKA — 0.4%
Central Plains Energy Project, NE, Gas Project Revenue:
5.25%, 9/1/2037	270,000	293,649
Series A, 5.00%, 9/1/2028	200,000	244,166
Series A, 5.00%, 9/1/2032	1,000,000	1,271,600
Series A, 5.00%, 9/1/2035	1,250,000	1,635,188
Central Plains Energy Project, NE, Revenue 5.00%, 9/1/2042	100,000	108,140

See accompanying notes to financial statements.
42

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Public Power Generation Agency Revenue 5.00%, 1/1/2026	$ 600,000	$ 700,890
		4,253,633
NEVADA — 0.6%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	287,972
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (b)	85,000	86,026
Series A, 2.75%, 6/15/2028 (b)	150,000	153,074
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	127,088
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	310,000	358,695
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (b)	1,000,000	144,630
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (b)	1,095,000	1,116,801
5.88%, 12/15/2027 (b)	250,000	277,040
6.25%, 12/15/2037 (b)	780,000	904,075
6.95%, 2/15/2038 (b)	500,000	573,960
Series A, 4.50%, 12/15/2029 (b)	920,000	994,152
Series A, 5.00%, 12/15/2038 (b)	750,000	815,400
Washoe County, NV, GAS & Water Facilities Revenue Series B, 3.00%, 3/1/2036 (c)	255,000	264,751
		6,103,664
NEW HAMPSHIRE — 0.2%
National Finance Authority, NH, Revenue 4.88%, 11/1/2042 (b)	1,455,000	1,540,903
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (b)	350,000	377,475
		1,918,378
NEW JERSEY — 6.5%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	485,000	485,228
Security Description	Principal Amount	Value
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	$ 500,000	$ 539,885
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	127,097
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	94,602
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	730,000	791,327
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	635,000	666,121
5.00%, 6/15/2024	100,000	107,508
5.00%, 3/1/2026	575,000	616,224
5.00%, 3/1/2027	100,000	109,837
5.00%, 10/1/2037	100,000	115,775
5.00%, 6/15/2040	550,000	610,164
5.25%, 9/15/2029	50,000	54,427
5.25%, 1/1/2044	750,000	779,797
5.75%, 9/15/2027	1,100,000	1,206,612
7.10%, 11/1/2031 (d)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	572,299
Series A, 4.00%, 11/1/2027	105,000	117,326
Series A, 5.00%, 6/1/2036	390,000	423,322
Series A, 5.00%, 6/15/2047	510,000	573,857
Series A, 5.50%, 6/15/2031	500,000	593,590
Series AAA, 4.13%, 6/15/2025	125,000	138,709
Series AAA, 5.00%, 6/15/2036	150,000	171,279
Series AAA, 5.00%, 6/15/2041	500,000	564,295
Series B, Zero Coupon, 7/1/2027	160,000	132,552
Series B, 5.63%, 11/15/2030	1,000,000	1,143,740
Series BBB, 4.75%, 6/15/2031	665,000	746,622
Series C, 5.00%, 6/15/2047	365,000	410,702
Series DDD, 5.00%, 6/15/2030	540,000	628,193
Series EE, 5.25%, 9/1/2024	200,000	208,716
Series EEE, 5.00%, 6/15/2038	1,205,000	1,393,329
Series K, 5.25%, 12/15/2021 (a)	100,000	107,400
Series MMM, 4.00%, 6/15/2036	335,000	358,748
Series N-1, 5.50%, 9/1/2023 (a)	100,000	113,696
Series NN, 5.00%, 3/1/2024	100,000	109,971

See accompanying notes to financial statements.
43

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series NN, 5.00%, 3/1/2025	$ 310,000	$ 341,812
Series NN, 5.00%, 3/1/2030	505,000	550,930
Series PP, 5.00%, 6/15/2025	100,000	113,207
Series PP, 5.00%, 6/15/2031	245,000	272,340
Series UU, 5.00%, 6/15/2034	355,000	392,825
Series WW, 5.00%, 6/15/2035	500,000	560,750
Series WW, 5.00%, 6/15/2036	240,000	268,651
Series WW, 5.00%, 6/15/2037	390,000	435,595
Series XX, 4.25%, 6/15/2026	1,975,000	2,181,249
Series XX, 4.38%, 6/15/2027	175,000	192,988
Series XX, 5.00%, 6/15/2026	880,000	1,010,979
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	130,371
Series B, 5.00%, 9/1/2036	300,000	340,785
Series B, 5.50%, 9/1/2032	150,000	176,382
Series D, 3.50%, 7/1/2044	370,000	389,839
Series G, 3.50%, 7/1/2031	355,000	374,504
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	185,973
5.00%, 9/15/2027	170,000	188,540
5.00%, 10/1/2028	100,000	118,823
5.75%, 7/1/2037	970,000	973,191
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	529,435
5.00%, 6/15/2028	625,000	734,519
5.00%, 6/15/2046	2,500,000	2,860,800
Zero Coupon, 12/15/2028	100,000	78,679
Series A, , 12/15/2025	940,000	825,217
Series A, Zero Coupon, 12/15/2040	1,235,000	600,358
Series A, 0.01%, 12/15/2027	820,000	671,580
Series A, 0.01%, 12/15/2030	265,000	193,272
Series A, 0.01%, 12/15/2033	285,000	185,809
Series A, 0.01%, 12/15/2035	615,000	369,787
Series A, 4.00%, 12/15/2031	1,315,000	1,426,801
Series A, 5.00%, 6/15/2024	120,000	136,511
Series A, 5.00%, 12/15/2024	270,000	310,975
Series A, 5.00%, 12/15/2025	250,000	292,318
Series A, 5.00%, 12/15/2028	100,000	120,583
Series A, 5.00%, 6/15/2029	175,000	204,734
Series A, 5.00%, 12/15/2029	350,000	419,489
Series A, 5.00%, 6/15/2031	505,000	586,153
Series A, 5.00%, 12/15/2035	1,000,000	1,169,220
Series A, 5.13%, 6/15/2029	700,000	735,084
Series A, 5.50%, 12/15/2023	1,435,000	1,646,103
Security Description	Principal Amount	Value
Series A, 5.75%, 6/15/2023 (a)	$ 165,000	$ 188,046
Series -A, 0.01%, 12/15/2032	750,000	507,472
Series AA, 3.25%, 6/15/2038	310,000	305,927
Series AA, 4.75%, 6/15/2035	260,000	284,157
Series AA, 4.75%, 6/15/2038	185,000	200,912
Series AA, 5.00%, 6/15/2024	100,000	110,796
Series AA, 5.00%, 6/15/2025	130,000	150,469
Series AA, 5.00%, 6/15/2026	350,000	395,038
Series AA, 5.00%, 6/15/2029	150,000	161,328
Series AA, 5.00%, 6/15/2033	150,000	160,613
Series AA, 5.00%, 6/15/2036	400,000	435,148
Series AA, 5.00%, 6/15/2038	730,000	793,644
Series AA, 5.00%, 6/15/2044	780,000	849,139
Series AA, 5.25%, 6/15/2029	90,000	103,559
Series AA, 5.25%, 6/15/2030	280,000	310,321
Series AA, 5.25%, 6/15/2031	125,000	143,204
Series AA, 5.25%, 6/15/2033	120,000	132,409
Series AA, 5.25%, 6/15/2041	200,000	224,814
Series B, 3.50%, 6/15/2046	1,395,000	1,383,617
Series B, 4.00%, 6/15/2036	200,000	213,426
Series B, 4.00%, 6/15/2050	2,000,000	2,072,100
Series B, 5.00%, 6/15/2035	4,000,000	4,683,840
Series B, 5.25%, 12/15/2023 (a)	230,000	261,646
Series B, 5.50%, 6/15/2031	160,000	168,755
Series C, Zero Coupon, 12/15/2028 (a)	125,000	99,221
Series C-REMK 11/25/14, 5.25%, 6/15/2032	150,000	170,691
Series D, 5.25%, 12/15/2023	160,000	182,014
Series D-REMK 11/25, 5.00%, 6/15/2032	1,000,000	1,123,810
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	400,000	463,752
Newark, NJ, Housing Authority Revenue 5.00%, 1/1/2032 (a)	435,000	546,817
Passaic Valley, NJ, Sewerage Commission Revenue Series F, 2.50%, 12/1/2032 (a)	105,000	104,998
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2036	150,000	175,404
Series B, 5.00%, 1/1/2042	750,000	865,140
Series B, 5.00%, 1/1/2048	500,000	571,155
State of New Jersey General Obligation:
4.00%, 6/1/2032	180,000	194,130
5.00%, 6/1/2027	1,350,000	1,647,256

See accompanying notes to financial statements.
44

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.25%, 6/1/2046	$ 7,205,000	$ 8,349,442
		66,844,321
NEW MEXICO — 0.1%
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	330,000	364,752
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	55,000	56,002
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	200,000	203,344
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	574,000	592,058
		1,216,156
NEW YORK — 6.1%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	200,000	69,902
Series A, 3.00%, 7/15/2043 (a)	700,000	691,621
Series A, 5.00%, 7/15/2042	3,400,000	3,828,740
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (b)	265,000	290,883
5.25%, 11/1/2034	250,000	269,035
5.50%, 11/1/2044	500,000	536,460
Series A, 5.00%, 6/1/2047 (b)	150,000	163,331
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 7/1/2045	135,000	155,628
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	175,033
Series A, 5.00%, 6/1/2045	635,000	635,121
Glen Cove, NY, Local Economic Assistance Corp. Revenue Series C, 5.63%, 1/1/2055	620,000	596,800
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	134,986
Jefferson County, NY, Industrial Development Revenue 5.25%, 1/1/2024 (b)	215,000	215,075
Security Description	Principal Amount	Value
Metropolitan New York, NY, Transportation Authority Revenue Series C-2, Zero Coupon, 11/15/2032	$ 300,000	$ 216,933
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	355,000	404,664
Series B, 5.00%, 11/15/2026	115,000	141,211
Series C, 4.00%, 11/15/2033	205,000	217,314
Series C-1, 3.25%, 11/15/2036	290,000	302,986
Series C-1, 5.00%, 11/15/2031	425,000	500,633
Series C-2, Zero Coupon, 11/15/2040	1,000,000	537,230
Series D, 3.00%, 11/15/2032	215,000	221,663
Series D, 5.00%, 11/15/2039	585,000	665,256
Series F, 5.00%, 11/15/2021	100,000	107,031
Monroe County, PA, Industrial Development Corp. Revenue 5.00%, 1/1/2040	590,000	647,124
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	290,000	317,060
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	608,817
Series A-3, 5.00%, 6/1/2035	7,385,000	7,312,775
Series A-3, 5.13%, 6/1/2046	635,000	633,603
New York City, Housing Development Corp. Series D, 3.00%, 2/15/2048	100,000	103,244
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (a)	125,000	79,590
5.00%, 1/1/2023 (a)	550,000	556,413
5.00%, 1/1/2031 (a)	50,000	50,583
5.00%, 3/1/2046 (a)	250,000	252,588
5.50%, 7/1/2035 (a)	120,000	164,364
5.75%, 10/1/2037 (f)	1,000,000	688,750
7.00%, 3/1/2049 (a)	200,000	201,998
Series A, 5.00%, 7/1/2022	690,000	748,174
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,545,093
Series A, 5.00%, 6/1/2045	885,000	885,035
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, 0.01%, 6/1/2055	10,000,000	611,200
New York County, NY, Counties Tobacco Trust VI Revenue 5.00%, 6/1/2045	930,000	994,579

See accompanying notes to financial statements.
45

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
New York Liberty Development Corp. Revenue 2.80%, 9/15/2069	$ 3,000,000	$ 3,022,530
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2036	235,000	150,252
New York State, Dormitory Authority Revenue:
5.00%, 10/1/2021	100,000	106,772
5.25%, 7/1/2035	275,000	277,393
Series A, 4.25%, 5/1/2042	285,000	296,203
Series A, 5.50%, 1/1/2039	400,000	440,784
Series A, 5.50%, 1/1/2044	850,000	930,316
New York State, Liberty Development Corp. Revenue:
Series 1, 5.00%, 11/15/2044 (b)	6,700,000	7,404,572
Series 2, 5.00%, 9/15/2043	150,000	160,518
Series 2, 5.38%, 11/15/2040 (b)	2,095,000	2,358,069
New York State, Thruway Authority Revenue:
Series I, 5.00%, 1/1/2023	200,000	215,298
Series I, 5.00%, 1/1/2024	110,000	118,781
New York State, Transportation Development Corp. Revenue:
5.00%, 1/1/2023	260,000	285,104
5.00%, 1/1/2024	250,000	281,837
5.00%, 8/1/2026	2,425,000	2,538,781
5.00%, 1/1/2027	350,000	420,150
5.00%, 1/1/2028	275,000	335,893
5.00%, 8/1/2031	930,000	970,306
Series A, 4.00%, 7/1/2037 (a)	100,000	106,505
Series A, 5.00%, 7/1/2030	170,000	192,290
Series A, 5.00%, 7/1/2041	515,000	573,772
Series A, 5.25%, 1/1/2050	1,500,000	1,680,285
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	285,000	297,893
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	524,875
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	2,070,000	2,289,606
5.00%, 1/1/2033	150,000	164,621
Tompkins County, NY, Development Corp. Revenue 5.00%, 7/1/2027	100,000	66,125
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	251,996
Series B, 5.00%, 6/1/2022	400,000	420,368
Series B, 5.00%, 6/1/2045	3,025,000	3,054,705
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2048	$ 2,950,000	$ 2,973,865
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	344,000	377,808
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	786,912
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	285,337
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	173,128
		62,012,176
NORTH CAROLINA — 0.3%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	110,000	116,046
North Carolina State, Medical Care Commission Revenue:
5.00%, 10/1/2030	150,000	175,899
5.00%, 7/1/2045	500,000	535,645
Series A, 4.00%, 7/1/2044	500,000	522,105
Series A, 5.00%, 7/1/2044	500,000	569,375
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	280,115
5.00%, 6/30/2054	575,000	634,449
		2,833,634
NORTH DAKOTA — 0.0% (g)
Grand Forks County, ND, Revenue 5.38%, 9/15/2038 (b)	250,000	242,653
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	190,000	178,955
		421,608
OHIO — 7.5%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2, 5.13%, 6/1/2024	8,270,000	8,281,164
Series A-2, 5.38%, 6/1/2024	3,655,000	3,669,839
Series A-2, 5.75%, 6/1/2034	7,315,000	7,351,502
Series A-2, 5.88%, 6/1/2030	6,615,000	6,650,192
Series A-2, 5.88%, 6/1/2047	8,225,000	8,263,082
Series A-2, 6.00%, 6/1/2042	4,430,000	4,457,333
Series A-2, 6.50%, 6/1/2047	4,360,000	4,442,884
Series A-3, 6.25%, 6/1/2037	1,190,000	1,227,747
Series B, Zero Coupon, 6/1/2047	1,000,000	70,560
Series C, 0.01%, 6/1/2052	2,500,000	133,400

See accompanying notes to financial statements.
46

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	$ 175,000	$ 189,011
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	339,104
Cleveland Heights & University Heights, City School District, General Obligation 3.50%, 12/1/2051	435,000	450,482
County of Hamilton, OH, Health Care Revenue 5.00%, 1/1/2051	750,000	827,407
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	416,298
County of Montgomery, OH, Hospital Revenue 5.00%, 11/15/2037	2,200,000	2,668,974
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	295,710
5.00%, 2/15/2042	200,000	227,608
5.00%, 2/15/2057	200,000	225,138
5.25%, 2/15/2047	100,000	115,277
5.50%, 2/15/2057	1,000,000	1,163,740
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (b)	550,000	555,313
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	200,000	208,046
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (a)	600,000	640,944
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (b)	500,000	558,580
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,079,950
5.00%, 2/15/2044	200,000	214,478
Ohio Air Quality Development Authority Revenue:
2.40%, 12/1/2038 (c)	11,200,000	11,279,072
2.60%, 6/1/2041 (c)	200,000	200,448
3.25%, 9/1/2029	5,000,000	5,159,900
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	231,669
5.00%, 7/1/2049 (b)	1,270,000	1,401,166
6.75%, 6/1/2024	700,000	719,544
Security Description	Principal Amount	Value
Ohio State, Higher Educational Facility Commission Revenue 3.25%, 12/1/2036	$ 100,000	$ 104,202
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	184,756
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	249,960
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	494,864
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	245,000	257,211
5.00%, 12/1/2043	250,000	262,375
5.50%, 12/1/2043	400,000	431,632
5.75%, 12/1/2032	200,000	217,212
6.00%, 12/1/2042	550,000	591,129
Wood County, OH, Hospital Facilities Revenue 5.00%, 12/1/2042	160,000	167,331
		76,676,234
OKLAHOMA — 0.8%
Comanche County, OK, Hospital Authority Revenue Series A, 5.00%, 7/1/2032	450,000	470,390
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	116,596
Series A, 5.00%, 8/1/2047	935,000	486,200
Series B, 4.00%, 8/15/2052 (a)	455,000	496,232
Series B, 5.00%, 8/15/2038	500,000	590,745
Series B, 5.50%, 8/15/2052	1,000,000	1,192,050
Series B, 5.50%, 8/15/2057	2,615,000	3,095,349
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (f)	199,640	499
Series A, 6.88%, 11/1/2046 (f)	33,274	83
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (c)	1,000,000	1,122,380
Series B-REMK-06/11/13, 5.50%, 12/1/2035	700,000	767,438
		8,337,962

See accompanying notes to financial statements.
47

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 0.5%
Multnomah County, OR, Hospital Facilities Authority Revenue Series A, 5.50%, 10/1/2049	$ 1,000,000	$ 1,088,950
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (b)	2,000,000	1,884,240
Series D, 6.50%, 4/1/2031 (b)	750,000	706,590
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,677,955
		5,357,735
PENNSYLVANIA — 3.1%
Allegheny County, PA, Higher Education Building Authority Revenue 5.00%, 10/15/2047	105,000	115,910
Allegheny County, PA, Hospital Development Authority Revenue:
4.00%, 7/15/2036	1,000,000	1,125,910
4.88%, 11/1/2024	1,495,000	1,560,511
Series A, 4.00%, 4/1/2037	800,000	875,256
Allegheny County, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	258,008
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (b)	1,925,000	2,172,208
5.00%, 5/1/2042 (b)	500,000	560,780
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	640,000	651,194
5.00%, 11/1/2030	350,000	415,285
5.00%, 11/1/2034	260,000	304,325
5.00%, 11/1/2036	400,000	464,572
5.00%, 11/1/2050	525,000	595,775
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	405,178
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	975,000	1,050,484
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	322,751
5.25%, 1/1/2032	220,000	228,604
Security Description	Principal Amount	Value
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	$ 100,000	$ 107,927
4.00%, 8/1/2045	170,000	182,670
5.25%, 10/1/2032	115,000	116,160
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (b)	995,000	1,075,824
Series A, 5.25%, 8/15/2030	280,000	268,971
Series A, 6.13%, 8/15/2040	700,000	701,512
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	135,000	185,711
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	300,000	316,038
Lancaster County, PA, Hospital Authority Revenue 5.00%, 4/1/2027	420,000	437,804
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	143,023
4.00%, 11/1/2041	250,000	263,507
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (b)	370,000	383,764
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	279,177
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2035	300,000	364,242
Series A, 5.00%, 10/1/2026	110,000	123,242
Montgomery County, PA, Industrial Development Authority Revenue:
5.00%, 11/15/2036	100,000	115,753
5.25%, 1/1/2040	205,000	215,455
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,147,355
Northampton County, PA, General Purpose Authority Revenue:
3.88%, 10/1/2045	245,000	253,430
5.00%, 8/15/2046	635,000	734,517
5.00%, 8/15/2048	630,000	742,071
Pennsylvania State, Economic Development Financing Authority Revenue:
5.00%, 12/31/2028	360,000	421,376

See accompanying notes to financial statements.
48

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/31/2034	$ 400,000	$ 460,980
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	64,956
Pennsylvania, PA, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	310,000	332,379
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	167,642
5.00%, 11/1/2027	880,000	914,725
5.00%, 5/1/2035	150,000	174,107
5.00%, 11/1/2036	980,000	1,089,143
5.00%, 4/1/2042	210,000	223,459
5.00%, 11/1/2042	140,000	142,799
Series A, 5.00%, 9/1/2045	280,000	313,844
Series AQ, 5.00%, 6/15/2021	150,000	158,346
Series AT-1, 5.00%, 6/15/2024	125,000	144,870
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	464,520
Series A-1, 5.00%, 12/1/2037	380,000	459,766
Series A-2, 5.00%, 12/1/2028	135,000	169,351
Series B-2, 1.00%, 12/1/2037	585,000	564,788
Series C, 5.00%, 12/1/2044	235,000	265,667
Series C, 6.25%, 6/1/2033 (a)	365,000	458,801
Series E, 6.00%, 12/1/2030	435,000	553,672
Philadelphia, PA, Airport System Revenue Series A, 5.00%, 6/15/2022	165,000	173,811
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	323,312
Series A, 4.00%, 9/1/2047	385,000	412,862
Philadelphia, PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	110,591
Series B, 5.00%, 8/1/2033	110,000	127,152
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	379,821
5.00%, 7/1/2032	1,610,000	1,878,934
Series A, 5.63%, 7/1/2042	430,000	464,000
Philadelphia, PA, School District, General Obligation Series E, 5.25%, 9/1/2023	200,000	205,342
Security Description	Principal Amount	Value
Reading, PA, School District, General Obligation Series A, 4.13%, 2/1/2036 (a)	$ 120,000	$ 130,319
Scranton, PA, General Obligation 5.00%, 11/15/2032	380,000	412,243
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	202,892
State Public School Building Authority, PA, Lease Revenue 5.00%, 4/1/2029	150,000	162,932
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	163,269
		31,957,575
PUERTO RICO — 10.4%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	733,219
5.63%, 5/15/2043	3,790,000	3,859,584
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.00%, 7/1/2035 (a)	525,000	557,991
Series A, 5.25%, 7/1/2024 (a)	150,000	156,645
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.00%, 7/1/2022	100,000	101,525
Series A, 4.25%, 7/1/2025	750,000	762,375
Series A, 5.00%, 7/1/2021	100,000	103,100
Series A, 5.00%, 7/1/2033	2,200,000	2,277,550
Series A, 5.13%, 7/1/2037	3,030,000	3,144,382
Series A, 5.25%, 7/1/2029	1,250,000	1,306,563
Series A, 5.25%, 7/1/2042	1,695,000	1,763,224
Series A, 5.75%, 7/1/2037	1,350,000	1,424,588
Series A, 6.00%, 7/1/2038	1,690,000	1,719,575
Series A, 6.00%, 7/1/2044	1,865,000	1,897,637
Series A, 6.00%, 7/1/2047	2,395,000	2,533,311
Series A, 6.13%, 7/1/2024	385,000	412,913
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (a)	350,000	350,973
Series A, 5.00%, 7/1/2031 (a)	165,000	168,633
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (a)	120,000	128,154
Series RR, 5.00%, 7/1/2026	140,000	140,840

See accompanying notes to financial statements.
49

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series V V, 5.25%, 7/1/2025 (a)	$ 710,000	$ 770,407
Series V V, 5.25%, 7/1/2026 (a)	795,000	866,502
Series V V, 5.25%, 7/1/2027 (a)	920,000	1,028,137
Series V V, 5.25%, 7/1/2029 (a)	1,900,000	2,068,834
Series V V, 5.25%, 7/1/2030 (a)	2,020,000	2,202,164
Series V V, 5.25%, 7/1/2032 (a)	1,120,000	1,223,174
Series V V, 5.25%, 7/1/2033 (a)	2,000,000	2,160,900
Series V V, 5.25%, 7/1/2034 (a)	770,000	840,540
Series V V, 5.25%, 7/1/2035 (a)	2,230,000	2,430,477
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (a)	120,000	135,698
Series L-AGC-ICC, 5.25%, 7/1/2041 (a)	125,000	140,836
Series N, 5.25%, 7/1/2034 (a)	345,000	390,581
Series N, 5.25%, 7/1/2036 (a)	1,030,000	1,164,477
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	199,610
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	260,000	262,878
Series A, 6.00%, 7/1/2033	100,000	104,089
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033 (a)	100,000	38,470
Series A, Zero Coupon, 7/1/2036 (a)	155,000	68,431
Series A, 0.01%, 7/1/2043 (a)	710,000	221,598
Series C, 5.50%, 7/1/2025 (a)	425,000	467,606
Series C, 5.50%, 7/1/2026 (a)	480,000	531,514
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Security Description	Principal Amount	Value
Series A-1, Zero Coupon, 7/1/2024	$ 191,000	$ 167,641
Series A-1, Zero Coupon, 7/1/2027	365,000	291,449
Series A-1, Zero Coupon, 7/1/2029	709,000	526,106
Series A-1, Zero Coupon, 7/1/2031	1,646,000	1,130,094
Series A-1, Zero Coupon, 7/1/2033	1,762,000	1,120,949
Series A-1, Zero Coupon, 7/1/2046	5,617,000	1,504,850
Series A-1, Zero Coupon, 7/1/2051	4,467,000	871,824
Series A-1, 4.50%, 7/1/2034	2,065,000	2,203,500
Series A-1, 4.55%, 7/1/2040	1,483,000	1,535,380
Series A-1, 4.75%, 7/1/2053	8,545,000	8,921,151
Series A-1, 5.00%, 7/1/2058	22,595,000	23,973,973
Series A-2, 4.33%, 7/1/2040	15,437,000	15,648,796
Series A-2, 4.54%, 7/1/2053	58,000	59,268
Series A-2, 4.55%, 7/1/2040	100,000	92,509
Series A-2, 4.78%, 7/1/2058	5,779,000	6,002,301
Series A-2-, 4.33%, 7/1/2040	1,405,000	1,424,277
		106,333,773
SOUTH CAROLINA — 0.9%
South Carolina State, Jobs - Economic Development Authority Revenue:
5.00%, 11/1/2037	500,000	550,890
5.25%, 11/15/2047	1,750,000	1,920,240
Series A, 7.00%, 11/1/2033	270,000	300,089
Series S, 3.00%, 8/15/2038	1,035,000	1,039,202
Series S, 5.25%, 8/15/2033	100,000	116,407
South Carolina State, Ports Authority Revenue:
4.00%, 7/1/2040	245,000	261,204
5.00%, 7/1/2043	1,800,000	2,133,288
South Carolina State, Public Service Authority Revenue:
Series A, 5.00%, 12/1/2055	255,000	286,643
Series A, 5.50%, 12/1/2054	320,000	361,261
Series B, 4.00%, 12/1/2056	360,000	383,443
Series B, 5.13%, 12/1/2043	660,000	733,201
Series C, 5.00%, 12/1/2046	155,000	173,798
Series E, 5.00%, 12/1/2048	250,000	275,218
Series E, 5.25%, 12/1/2055	305,000	350,253
Series E, 5.50%, 12/1/2053	100,000	111,937
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	205,559
		9,202,633

See accompanying notes to financial statements.
50

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SOUTH DAKOTA — 0.0% (g)
South Dakota Health & Educational Facilities Authority Revenue 5.00%, 9/1/2028	$ 100,000	$ 123,633
TENNESSEE — 0.6%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	400,000	409,176
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	200,000	196,456
Series A-, 4.00%, 8/1/2036	1,000,000	1,105,630
Series A-, 4.00%, 8/1/2037	470,000	516,389
Series A-, 5.00%, 8/1/2044	550,000	648,175
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	696,059
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	281,846
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	100,000	112,313
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b) (f)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue Series B, 5.00%, 7/1/2043	100,000	113,913
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (b)	430,000	480,517
Shelby County, TN, Health Educational & Housing Facilities Board Revenue Series A, 5.50%, 9/1/2047	400,000	395,484
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2022	190,000	207,723
Series A, 5.25%, 9/1/2026	120,000	143,543
Series C, 5.00%, 2/1/2024	100,000	112,519
Series C, 5.00%, 2/1/2027	700,000	832,384
		6,474,127
Security Description	Principal Amount	Value
TEXAS — 4.5%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 5.00%, 6/15/2046	$ 225,000	$ 228,769
Series A, 5.00%, 8/15/2048	15,000	15,665
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	463,488
Bexar County, TX, Health Facilities Development Corp. Revenue 4.00%, 7/15/2036	500,000	518,720
Central Texas Regional Mobility Authority Revenue 3.38%, 1/1/2041	1,000,000	1,030,170
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	118,095
Series A, 4.35%, 12/1/2042	290,000	297,856
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	533,585
Dallas/Fort Worth, TX, International Airport Revenue:
Series B, 5.00%, 11/1/2038	175,000	191,833
Series H, 5.00%, 11/1/2027	140,000	149,058
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	320,000	372,573
Series A-REF, 5.25%, 9/1/2029	335,000	378,141
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	214,226
4.00%, 8/15/2038	200,000	212,938
5.00%, 8/15/2037	200,000	225,900
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	254,835
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 11/15/2032	135,000	142,385
5.00%, 11/15/2027	120,000	148,723
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	123,427
Harris County-Houston, TX, Sports Authority Revenue Series H, 0.01%, 11/15/2041 (a)	965,000	360,022

See accompanying notes to financial statements.
51

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Houston, TX, Airport System Revenue:
Series A, 5.00%, 7/1/2024	$ 100,000	$ 105,365
Series A, 6.50%, 7/15/2030	300,000	319,611
Series B-1, 5.00%, 7/15/2035	3,000,000	3,369,150
Series D, 5.00%, 7/1/2029	115,000	145,352
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	61,803
Lower Colorado River, TX, Authority Revenue:
4.00%, 5/15/2035	130,000	135,483
Series A, 5.00%, 5/15/2024	110,000	119,530
Series B, 3.13%, 5/15/2033	160,000	162,789
Lubbock, TX, Educational Facilities Authority, Inc. Revenue 2.75%, 11/1/2031	100,000	95,320
Matagorda County, TX, Navigation District No. 1, Revenue:
2.60%, 11/1/2029	1,100,000	1,141,602
Series A, 4.40%, 5/1/2030 (a)	495,000	586,204
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,559,616
Mission, TX, Economic Development Corp. Revenue:
6.50%, 12/1/2033 (b)	565,000	583,860
7.75%, 1/1/2045 (b) (f)	940,000	470,000
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	934,600
5.00%, 11/15/2036	550,000	598,477
5.00%, 1/1/2047	500,000	540,790
5.00%, 7/1/2051	885,000	950,348
5.50%, 1/1/2049	1,000,000	1,067,770
Series A, 4.25%, 8/1/2033	460,000	250,042
Series A, 4.75%, 4/1/2046	150,000	152,220
Series A, 5.00%, 7/1/2047	1,000,000	919,070
Series A, 5.38%, 11/15/2036	500,000	535,935
Series A, 5.50%, 7/1/2054	100,000	105,133
Newark Higher Education Finance Corp., TX, Revenue Series A, 5.13%, 8/15/2047	1,000,000	1,011,280
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	650,000	735,852
North Harris County, TX, Regional Water Authority Revenue 3.00%, 12/15/2036	510,000	524,770
North Texas Tollway Authority Revenue:
Security Description	Principal Amount	Value
0.01%, 1/1/2029 (a)	$ 315,000	$ 262,197
0.01%, 1/1/2030 (a)	490,000	394,832
4.00%, 1/1/2037	500,000	560,420
4.00%, 1/1/2038	595,000	664,335
Series B, 5.00%, 1/1/2040	180,000	196,997
Series I, 6.20%, 1/1/2042 (a)	180,000	218,437
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	322,692
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	11,123
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,180,940
Series A, 8.00%, 11/15/2049	385,000	457,334
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,474,112
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	243,657
5.50%, 8/1/2027	150,000	185,288
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	526,750
4.50%, 11/15/2021 (f)	715,000	500,500
5.00%, 10/1/2044	200,000	216,182
5.00%, 11/15/2046	450,000	512,703
5.25%, 11/15/2047	110,000	116,889
5.63%, 11/15/2041 (f)	500,000	350,000
6.38%, 2/15/2041	450,000	507,875
6.75%, 11/15/2047	1,400,000	1,620,262
6.75%, 11/15/2052	300,000	346,173
Series B, 4.00%, 11/15/2025	235,000	241,679
Series B, 4.50%, 11/15/2036	190,000	191,568
Series B, 5.00%, 11/15/2046	100,000	112,338
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	240,000	282,458
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	88,216
5.00%, 12/15/2026	25,000	27,485
5.00%, 12/15/2030	330,000	360,070
5.00%, 12/15/2031	500,000	544,805
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:

See accompanying notes to financial statements.
52

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/31/2040	$ 280,000	$ 314,199
5.00%, 12/31/2045	350,000	390,044
5.00%, 12/31/2055	490,000	542,494
5.00%, 6/30/2058	1,750,000	2,038,960
6.75%, 6/30/2043	250,000	289,220
7.00%, 12/31/2038	225,000	263,126
7.50%, 6/30/2033	1,615,000	1,664,144
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	570,255
Series C, 5.00%, 8/15/2037	500,000	567,500
West Harris County, TX, Regional Water Authority Revenue Series A, 3.75%, 12/15/2039	100,000	106,086
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	408,580
6.25%, 9/1/2040	370,000	383,309
6.38%, 9/1/2045	505,000	526,200
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (b)	2,000,000	1,596,440
		45,541,255
U. S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	80,000	77,516
Series A, 5.00%, 10/1/2025	410,000	412,444
Series A, 5.00%, 10/1/2029	2,345,000	2,354,427
Series A, 5.00%, 7/1/2031	1,280,000	1,184,000
Series A, 5.00%, 10/1/2032	415,000	416,029
Series A1, 4.50%, 10/1/2024	350,000	347,375
Series A1, 5.00%, 10/1/2029	100,000	100,121
Series A1, 5.00%, 10/1/2039	345,000	345,203
Series B, 5.00%, 10/1/2024	100,000	100,854
Series B, 5.00%, 10/1/2025	730,000	733,701
Series B, 5.25%, 10/1/2029	895,000	899,547
Series B, 6.63%, 10/1/2029	750,000	751,875
Series B, 6.75%, 10/1/2037	100,000	100,188
Series C, 5.00%, 10/1/2030	1,000,000	997,500
		8,820,780
UTAH — 0.1%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (b)	320,000	320,237
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	150,000	182,511
Security Description	Principal Amount	Value
Utah State, Charter School Finance Authority Revenue Series A, 7.00%, 7/15/2045	$ 110,000	$ 111,993
		614,741
VERMONT — 0.1%
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	1,090,090
Vermont State, Student Assistance Corp., Revenue Series B, 4.50%, 6/15/2045	115,000	122,525
		1,212,615
VIRGINIA — 1.5%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	125,000	125,030
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	352,983
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	53,798
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	406,722
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	1,108,680
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	10,640
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	1,018,288
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	755,000	819,598
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	274,672
Series A, 5.00%, 1/1/2049	2,000,000	2,167,180
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (b)	200,000	223,978

See accompanying notes to financial statements.
53

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	$ 175,000	$ 214,167
Tobacco Settlement Financing Corp., RI, Revenue Series A, 5.00%, 6/1/2023	260,000	287,768
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,360,000	4,403,600
Series C-1ST SUB, 0.01%, 6/1/2047	2,285,000	275,411
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	960,251
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	532,120
5.00%, 12/31/2052	335,000	381,582
Series C, 5.00%, 6/1/2047	1,000,000	1,082,920
Series SR, 5.50%, 1/1/2042	275,000	298,026
		14,997,414
WASHINGTON — 1.4%
King County, WA, Public Hospital District No 1 Revenue 5.00%, 12/1/2026	100,000	121,884
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	462,192
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	247,097
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	156,069
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	225,000	225,488
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (b)	100,000	104,220
7.50%, 1/1/2032 (b)	260,000	275,176
Series S, 7.50%, 1/1/2032 (b)	535,000	568,288
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	658,268
4.00%, 7/1/2042	200,000	217,484
Series A-, 5.00%, 8/1/2038	250,000	298,463
Series A-, 5.00%, 8/1/2039	250,000	297,425
Series A-, 5.00%, 8/1/2044	1,740,000	2,050,590
Security Description	Principal Amount	Value
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2033	$ 100,000	$ 109,029
5.00%, 7/1/2046 (b)	1,520,000	1,617,797
5.00%, 7/1/2051 (b)	1,250,000	1,326,738
Series A, 5.00%, 1/1/2031 (b)	100,000	112,780
Series A, 5.00%, 1/1/2046 (b)	1,000,000	1,102,970
Series A, 5.00%, 1/1/2051 (b)	820,000	902,426
Series A, 5.00%, 7/1/2051 (b)	1,000,000	1,072,490
Series A, 7.00%, 7/1/2045 (b)	1,345,000	1,476,904
Series A, 7.00%, 7/1/2050 (b)	500,000	547,780
		13,951,558
WEST VIRGINIA — 0.2%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	789,428
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	405,877
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	225,000	248,427
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	148,832
		1,592,564
WISCONSIN — 3.1%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	766,694
Public Finance Authority Revenue:
Zero Coupon, 1/1/2067 (b)	920,000	24,279
4.00%, 8/1/2035	940,000	975,786
5.00%, 9/1/2030 (b)	400,000	434,360
5.00%, 10/1/2034 (b)	1,355,000	1,526,611
5.00%, 9/1/2039 (b)	770,000	840,909
5.25%, 4/1/2030	775,000	852,066
5.25%, 3/1/2035 (b)	750,000	811,447
5.25%, 5/15/2052 (b)	1,300,000	1,433,978
5.88%, 4/1/2045	530,000	594,384
5.88%, 6/15/2047 (b)	800,000	811,360
6.75%, 12/1/2042 (b)	2,000,000	2,362,320
7.00%, 12/1/2050 (b)	3,000,000	3,584,850
Series A, 4.00%, 7/1/2051	100,000	102,199

See accompanying notes to financial statements.
54

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/15/2037 (b)	$ 425,000	$ 443,216
Series A, 5.00%, 6/15/2046 (b)	1,000,000	977,990
Series A, 5.00%, 6/15/2049 (b)	310,000	321,926
Series A, 5.13%, 6/15/2047 (b)	1,130,000	1,173,844
Series A, 5.13%, 6/1/2048 (b)	350,000	373,079
Series A, 5.35%, 12/1/2045	1,000,000	1,164,020
Series A, 5.38%, 7/15/2047 (b)	500,000	552,885
Series A, 6.00%, 7/15/2042	250,000	267,063
Series A, 6.20%, 10/1/2042	325,000	352,095
Series A, 6.50%, 9/1/2048	480,000	500,918
Series A-, 5.20%, 6/1/2037	1,000,000	1,044,550
Series A1, 6.25%, 1/1/2038 (b)	500,000	519,735
Series A1, 6.38%, 1/1/2048 (b)	500,000	519,615
Series S, 6.25%, 10/1/2031 (b)	200,000	220,412
Wisconsin Health & Educational Facilities Authority Revenue:
5.00%, 8/1/2032	50,000	54,515
5.00%, 8/1/2037	150,000	161,811
5.00%, 8/1/2039	1,100,000	1,182,731
5.00%, 11/1/2039	1,000,000	1,092,180
5.00%, 11/1/2046	1,250,000	1,350,687
5.50%, 5/1/2034	350,000	383,418
3.50%, 7/1/2040	100,000	101,883
4.00%, 7/1/2046	335,000	351,830
Series A, 4.00%, 7/1/2048	425,000	441,941
Series A, 4.13%, 7/1/2053	595,000	621,817
Series A, 5.25%, 8/1/2048	100,000	108,019
Series B, 3.50%, 2/15/2046	595,000	605,508
Series B, 5.00%, 9/15/2037	590,000	614,125
Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2042	$ 150,000	$ 170,477
Series B, 5.00%, 9/15/2045	1,000,000	1,035,139
		31,828,672
TOTAL MUNICIPAL BONDS & NOTES (Cost $974,080,054)		1,010,992,984
TOTAL INVESTMENTS — 99.0% (Cost $974,080,054)		1,010,992,984
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		10,685,041
NET ASSETS — 100.0%		$ 1,021,678,025
(a)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	1.9%
Assured Guaranty Municipal Corp.	1.5%
Ambac Financial Group	0.6%
Assured Guaranty Corp.	0.1%
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.2% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $1,187,313, representing 0.10% of the Fund's net assets.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Amount is less than 0.05% of net assets.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$1,009,805,671	$1,187,313	$1,010,992,984
TOTAL INVESTMENTS	$—	$1,009,805,671	$1,187,313	$1,010,992,984
See accompanying notes to financial statements.
55

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,125,045	$6,125,045	$73,210,626	$79,335,671	$—	$—	—	$—	$35,700
See accompanying notes to financial statements.
56

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$3,370,059,493	$ —	$1,010,992,984
Investments in affiliated issuers, at value	89,483,477	117,628,912	—
Total Investments	3,459,542,970	117,628,912	1,010,992,984
Cash	34,699	—	—
Receivable for investments sold	10,100,339	—	—
Dividends receivable — affiliated issuers	64,165	400	4,222
Interest receivable — unaffiliated issuers	11,706,141	—	11,660,880
Securities lending income receivable — unaffiliated issuers	1,681	—	—
Securities lending income receivable — affiliated issuers	6,316	7,281	—
Receivable from Adviser	—	25,982	345
Receivable for foreign taxes recoverable	31,872	—	—
TOTAL ASSETS	3,481,488,183	117,662,575	1,022,658,431
LIABILITIES
Due to custodian	—	—	107,951
Payable upon return of securities loaned	24,718,885	1,534,575	—
Payable for investments purchased	62,639,710	—	570,020
Payable for fund shares repurchased	6,142,198	—	—
Advisory fee payable	428,417	59,958	300,743
Trustees’ fees and expenses payable	9,872	400	1,692
Accrued expenses and other liabilities	478	—	—
TOTAL LIABILITIES	93,939,560	1,594,933	980,406
NET ASSETS	$3,387,548,623	$116,067,642	$1,021,678,025
NET ASSETS CONSIST OF:
Paid-in Capital	$3,384,682,477	$131,065,541	$1,001,333,212
Total distributable earnings (loss)**	2,866,146	(14,997,899)	20,344,813
NET ASSETS	$3,387,548,623	$116,067,642	$1,021,678,025
NET ASSET VALUE PER SHARE
Net asset value per share	$ 30.71	$ 23.45	$ 59.06
Shares outstanding (unlimited amount authorized, $0.01 par value)	110,300,000	4,950,000	17,300,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,364,841,624	$ —	$ 974,080,054
Investments in affiliated issuers	89,483,477	113,444,918	—
Total cost of investments	$3,454,325,101	$113,444,918	$ 974,080,054
* Includes investments in securities on loan, at value	$ 39,800,141	$ 1,497,449	$ —
See accompanying notes to financial statements.
57

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	SPDR Dorsey Wright Fixed Income Allocation ETF	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$50,774,510	$ 159	$19,781,966
Dividend income — affiliated issuers	316,415	2,364,207	35,700
Unaffiliated securities lending income	19,111	6,468	—
Affiliated securities lending income	25,496	64,840	—
Foreign taxes withheld	(591)	—	—
TOTAL INVESTMENT INCOME (LOSS)	51,134,941	2,435,674	19,817,666
EXPENSES
Advisory fee	2,825,237	197,517	1,626,889
Trustees’ fees and expenses	35,017	954	6,719
Miscellaneous expenses	3,186	96	512
TOTAL EXPENSES	2,863,440	198,567	1,634,120
NET INVESTMENT INCOME (LOSS)	$48,271,501	$ 2,237,107	$18,183,546
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(319)	—	3,947,004
Investments — affiliated issuers	(1,228)	(1,503,320)	—
In-kind redemptions — unaffiliated issuers	2,685,008	—	278,312
In-kind redemptions — affiliated issuers	—	466,978	—
Net realized gain (loss)	2,683,461	(1,036,342)	4,225,316
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	4,888,763	—	6,760,819
Investments — affiliated issuers	—	1,129,192	—
Net change in unrealized appreciation/depreciation	4,888,763	1,129,192	6,760,819
NET REALIZED AND UNREALIZED GAIN (LOSS)	7,572,224	92,850	10,986,135
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$55,843,725	$ 2,329,957	$29,169,681
See accompanying notes to financial statements.
58

[This Page Intentionally Left Blank]
59

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF		SPDR Dorsey Wright Fixed Income Allocation ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 48,271,501	$ 116,179,181	$ 2,237,107	$ 5,618,066
Net realized gain (loss)	2,683,461	(5,004,902)	(1,036,342)	(8,163,335)
Net change in unrealized appreciation/depreciation	4,888,763	(2,514,124)	1,129,192	5,051,365
Net increase (decrease) in net assets resulting from operations	55,843,725	108,660,155	2,329,957	2,506,096
Net equalization credits and charges	(866,575)	400,830	(1,479)	(101)
Distributions to shareholders	(57,036,837)	(114,290,416)	(2,244,010)	(5,623,261)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	525,018,343	2,462,471,947	17,580,044	5,240,037
Cost of shares redeemed	(1,197,891,212)	(1,825,366,550)	(11,731,846)	(40,679,000)
Net income equalization	866,575	(400,830)	1,479	101
Other Capital	2,640	80,624	—	—
Net increase (decrease) in net assets from beneficial interest transactions	(672,003,654)	636,785,191	5,849,677	(35,438,862)
Net increase (decrease) in net assets during the period	(674,063,341)	631,555,760	5,934,145	(38,556,128)
Net assets at beginning of period	4,061,611,964	3,430,056,204	110,133,497	148,689,625
NET ASSETS AT END OF PERIOD	$ 3,387,548,623	$ 4,061,611,964	$116,067,642	$110,133,497
SHARES OF BENEFICIAL INTEREST:
Shares sold	17,100,000	80,300,000	750,000	225,000
Shares redeemed	(39,000,000)	(59,700,000)	(500,000)	(1,800,000)
Net increase (decrease) from share transactions	(21,900,000)	20,600,000	250,000	(1,575,000)
See accompanying notes to financial statements.
60

SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 18,183,546	$ 28,468,563
4,225,316	4,080,661
6,760,819	22,985,132
29,169,681	55,534,356
223,131	551,818
(20,771,982)	(26,747,361)

195,122,823	406,591,867
(5,893,750)	(142,939,155)
(223,131)	(551,818)
3,676	66,086
189,009,618	263,166,980
197,630,448	292,505,793
824,047,577	531,541,784
$1,021,678,025	$ 824,047,577

3,300,000	7,200,000
(100,000)	(2,500,000)
3,200,000	4,700,000
61

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.72	$ 30.74	$ 30.69	$ 30.48	$ 30.55	$ 30.63
Income (loss) from investment operations:
Net investment income (loss) (a)	0.40	0.87	0.63	0.41	0.25	0.17
Net realized and unrealized gain (loss) (b)	0.07	(0.03)	(0.04)	0.16	(0.10)	(0.08)
Total from investment operations	0.47	0.84	0.59	0.57	0.15	0.09
Net equalization credits and charges (a)	(0.01)	0.00(c)	0.02	0.01	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.01	0.01	0.02	0.00(c)
Distributions to shareholders from:
Net investment income	(0.47)	(0.86)	(0.57)	(0.38)	(0.24)	(0.17)
Net realized gains	—	—	—	—	—	(0.00)(c)
Total distributions	(0.47)	(0.86)	(0.57)	(0.38)	(0.24)	(0.17)
Net asset value, end of period	$ 30.71	$ 30.72	$ 30.74	$ 30.69	$ 30.48	$ 30.55
Total return (d)	1.49%	2.83%	2.01%	1.98%	0.55%	0.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,387,549	$4,061,612	$3,430,056	$1,230,813	$563,854	$387,936
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	2.56%(e)	2.85%	2.06%	1.33%	0.83%	0.56%
Portfolio turnover rate (f)	9%(g)	19%	16%	23%	28%	21%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
62

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Dorsey Wright Fixed Income Allocation ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	For the Period 6/2/16*- 6/30/16
Net asset value, beginning of period	$ 23.43	$ 23.70	$ 25.55	$ 25.71	$ 25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.45	1.05	0.92	0.90	0.05
Net realized and unrealized gain (loss) (b)	0.03	(0.29)	(1.68)	(0.35)	0.56
Total from investment operations	0.48	0.76	(0.76)	0.55	0.61
Net equalization credits and charges (a)	(0.00)(c)	(0.00)(c)	(0.02)	0.07	0.10
Voluntary contribution from Adviser (a)	—	—	—	0.11	—
Distributions to shareholders from:
Net investment income	(0.46)	(1.03)	(1.07)	(0.89)	—
Net asset value, end of period	$ 23.45	$ 23.43	$ 23.70	$ 25.55	$ 25.71
Total return (d)	2.04%	3.43%	(3.26)%	2.98%(e)	2.85%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$116,068	$110,133	$148,690	$57,488	$15,428
Ratios to average net assets:
Total expenses (f)	0.34%(g)	0.18%	0.15%	0.25%	0.21%(g)
Net investment income (loss)	3.85%(g)	4.56%	3.66%	3.55%	2.23%(g)
Portfolio turnover rate (h)	50%(i)	104%	189%	71%	3%(i)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a one—time voluntary contribution during the period ended June 30, 2017, the total return would have been 2.54%.
(f)	Does not include expenses of the Underlying Funds in which the Fund invests.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.
63

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 58.44	$ 56.55	$ 57.25	$ 59.80	$ 56.21	$ 56.28
Income (loss) from investment operations:
Net investment income (loss) (a)	1.16	2.45	2.29	2.20	2.56	2.62
Net realized and unrealized gain (loss) (b)	0.78	1.71	(0.87)	(2.62)	3.53	(0.17)
Total from investment operations	1.94	4.16	1.42	(0.42)	6.09	2.45
Net equalization credits and charges (a)	0.01	0.05	(0.01)	0.01	0.04	0.03
Other capital (a)	0.00(c)	0.01	0.00(c)	0.03	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.33)	(2.33)	(2.11)	(2.17)	(2.55)	(2.56)
Total distributions	(1.33)	(2.33)	(2.11)	(2.17)	(2.55)	(2.56)
Net asset value, end of period	$ 59.06	$ 58.44	$ 56.55	$ 57.25	$ 59.80	$ 56.21
Total return (d)	3.36%	7.70%	2.53%	(0.60)%	11.23%	4.47%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,021,678	$824,048	$531,542	$606,878	$490,343	$382,259
Ratios to average net assets:
Total expenses	0.35%(e)	0.37%	0.50%	0.50%	0.50%	0.50%
Net expenses	0.35%(e)	0.37%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	3.91%(e)	4.33%	4.06%	3.82%	4.48%	4.58%
Portfolio turnover rate (f)	11%(g)	18%	19%	11%	23%	38%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind security transactions.
(g)	Not annualized.
See accompanying notes to financial statements.
64

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
Each Fund is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
65

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
66

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Dorsey Wright Fixed Income Allocation ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period , certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
67

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15%
SPDR Dorsey Wright Fixed Income Allocation ETF	0.60(1)
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	0.35
(1)	The management fee to be paid shall be reduced by any acquired fund fees and expenses attributable to the Fund’s investments in other investment companies. For the period ended December 31, 2019, the net annualized management fee was 0.34%.
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 10 for additional information regarding securities lending.
68

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$407,898,444	$305,868,772
SPDR Dorsey Wright Fixed Income Allocation ETF	57,925,517	57,929,358
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	101,678,687	99,300,873
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$521,924,148	$1,193,141,554	$2,685,008
SPDR Dorsey Wright Fixed Income Allocation ETF	17,580,710	11,727,338	466,978
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	193,873,789	6,428,646	278,312
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of
69

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$3,470,991,516	$ 6,081,351	$17,529,897	$(11,448,546)
SPDR Dorsey Wright Fixed Income Allocation ETF	116,091,392	1,537,520	—	1,537,520
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	934,751,532	85,174,974	8,933,522	76,241,452
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	$ 39,800,141	$ 24,718,885	$ 15,915,955	$ 40,634,840
SPDR Dorsey Wright Fixed Income Allocation ETF	1,497,449	1,534,575	—	1,534,575

70

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Corporate Bonds & Notes	$24,718,885	$—	$—	$—	$24,718,885	$24,718,885
SPDR Dorsey Wright Fixed Income Allocation ETF	Mutual Funds and Exchange Traded Products	1,534,575	—	—	—	1,534,575	1,534,575
10.    Line of Credit
Certain Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The following Funds participate in the credit facility as of December 31, 2019:
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF
The Funds had no outstanding loans as of December 31, 2019.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
71

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

12.    Change in Accounting Principle
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that increased the beginning of period cost of investments and decreased the unrealized appreciation on investments by $9,594.
This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF. With respect to the SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF's results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
72

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	0.15%	$1,014.90	$0.76	$1,024.40	$0.76
SPDR Dorsey Wright Fixed Income Allocation ETF	0.34	1,020.40	1.73	1,023.40	1.73
SPDR Nuveen Bloomberg Barclays High Yield Municipal Bond ETF	0.35	1,033.60	1.79	1,023.40	1.78
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
73

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
74

SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Dorsey Wright Disclaimer: Dorsey Wright & Associates, LLC (collectively with its parent companies and affiliates, “Dorsey Wright”) licenses to State Street Global Advisors (“SSGA”) certain Dorsey Wright trademarks and trade names, and the Dorsey Wright Fixed Income Allocation Index (“Index”), for use by SSGA. Such trademarks, trade names and Index have been created and developed by Dorsey Wright without regard to and independently of SSGA, its business, its development of this Product, and/or any prospective investor. SSGA has arranged with Dorsey Wright to license the Index for possible inclusion in products which SSGA independently develops and promotes. The licensing of any Index to SSGA is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by SSGA with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or SSGA.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen S&P HighYield Municipal Bond ETF.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRLEGACYFISAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	4.3%
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2023	4.0
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2023	4.0
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2025	4.0
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	3.9
TOTAL	20.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	2.8
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
U.S. Treasury Bill 1.84% 2/27/2020	11.5%
U.S. Treasury Bill 1.84% 1/2/2020	11.0
U.S. Treasury Bill 2.04% 1/30/2020	10.9
U.S. Treasury Bill 1.83% 2/13/2020	8.9
U.S. Treasury Bill 1.84% 2/20/2020	8.9
TOTAL	51.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
U.S. Treasury Obligations	99.5%
Short-Term Investment	0.3
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
2

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$ 5,897,239	$ 6,628,561
2.00%, 1/15/2026	7,866,699	8,750,872
2.38%, 1/15/2025	10,624,271	11,848,976
2.38%, 1/15/2027	6,380,610	7,367,047
2.50%, 1/15/2029	4,006,892	4,831,995
3.63%, 4/15/2028	8,052,160	10,308,045
3.88%, 4/15/2029	9,069,250	12,116,200
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2021	13,481,737	13,458,630
0.13%, 1/15/2022	13,323,228	13,321,158
0.13%, 4/15/2022	12,078,326	12,066,464
0.13%, 7/15/2022	12,462,772	12,520,863
0.13%, 1/15/2023	13,866,702	13,870,553
0.13%, 7/15/2024	13,091,892	13,175,878
0.13%, 10/15/2024	6,591,085	6,631,855
0.13%, 7/15/2026	11,998,415	12,042,048
0.25%, 1/15/2025	12,693,965	12,813,855
0.25%, 7/15/2029 (a)	11,198,077	11,313,312
0.38%, 7/15/2023	13,752,878	13,948,657
0.38%, 7/15/2025	13,496,490	13,775,462
0.38%, 1/15/2027	11,792,330	11,977,124
0.38%, 7/15/2027	12,022,105	12,268,167
0.50%, 4/15/2024 (a)	10,014,861	10,181,410
0.50%, 1/15/2028	12,258,983	12,581,941
0.63%, 7/15/2021	12,413,345	12,557,830
0.63%, 4/15/2023	14,779,562	15,013,650
0.63%, 1/15/2024	12,819,961	13,096,553
0.63%, 1/15/2026	12,891,350	13,291,157
0.75%, 7/15/2028	9,751,337	10,264,850
0.88%, 1/15/2029	10,452,298	11,104,655
1.13%, 1/15/2021	12,869,160	12,993,982
TOTAL U.S. TREASURY OBLIGATIONS (Cost $338,819,054)		346,121,750

See accompanying notes to financial statements.
3

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c)	159,833	$ 159,833
State Street Navigator Securities Lending Portfolio II (d) (e)	9,568,125	9,568,125
TOTAL SHORT-TERM INVESTMENTS (Cost $9,727,958)		9,727,958
TOTAL INVESTMENTS — 102.5% (Cost $348,547,012)		355,849,708
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(8,623,412)
NET ASSETS — 100.0%		$ 347,226,296
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$346,121,750	$—	$346,121,750
Short-Term Investments	9,727,958	—	—	9,727,958
TOTAL INVESTMENTS	$9,727,958	$346,121,750	$—	$355,849,708
See accompanying notes to financial statements.
4

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	52,377	$52,377	$ 6,675,035	$ 6,567,579	$—	$—	159,833	$ 159,833	$ 2,957
State Street Navigator Securities Lending Portfolio II	—	—	28,858,523	19,290,398	—	—	9,568,125	9,568,125	4,705
State Street Navigator Securities Lending Portfolio III	—	—	28,078,351	28,078,351	—	—	—	—	6,726
Total		$52,377	$63,611,909	$53,936,328	$—	$—		$9,727,958	$14,388
See accompanying notes to financial statements.
5

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5% (a)
U.S. Treasury Bill:
1.42%, 1/9/2020	$ 723,429,000	$ 723,231,186
1.50%, 1/7/2020	363,974,000	363,904,998
1.50%, 1/28/2020	323,049,000	322,707,779
1.52%, 2/6/2020	753,442,000	752,350,556
1.53%, 1/14/2020	363,974,000	363,795,955
1.54%, 1/21/2020	363,974,000	363,691,618
1.83%, 2/13/2020	788,020,000	786,652,454
1.84%, 1/2/2020	973,667,000	973,667,000
1.84%, 2/20/2020	788,020,000	786,395,040
1.84%, 2/27/2020	1,021,890,000	1,019,489,693
2.01%, 1/16/2020	675,206,000	674,839,046
2.01%, 1/23/2020	719,780,000	719,162,789
2.04%, 1/30/2020	962,720,000	961,630,393
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,810,847,378)		8,811,518,507
	Shares
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c) (Cost $26,205,331)	26,205,331	26,205,331
TOTAL INVESTMENTS — 99.8% (Cost $8,837,052,709)		8,837,723,838
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		17,064,969
NET ASSETS — 100.0%		$ 8,854,788,807
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
See accompanying notes to financial statements.
6

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$8,811,518,507	$—	$8,811,518,507
Short-Term Investment	26,205,331	—	—	26,205,331
TOTAL INVESTMENTS	$26,205,331	$8,811,518,507	$—	$8,837,723,838
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,228,740	$22,228,740	$125,163,672	$121,187,081	$—	$—	26,205,331	$26,205,331	$320,985
See accompanying notes to financial statements.
7

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
ASSETS
Investments in unaffiliated issuers, at value*	$346,121,750	$8,811,518,507
Investments in affiliated issuers, at value	9,727,958	26,205,331
Total Investments	355,849,708	8,837,723,838
Cash	97	—
Receivable for investments sold	2,849,615	—
Receivable for fund shares sold	—	18,286,611
Dividends receivable — affiliated issuers	264	46,386
Interest receivable — unaffiliated issuers	964,479	—
Securities lending income receivable — affiliated issuers	2,357	—
TOTAL ASSETS	359,666,520	8,856,056,835
LIABILITIES
Payable upon return of securities loaned	9,568,125	—
Payable for investments purchased	2,827,453	—
Advisory fee payable	43,875	981,861
Trustees’ fees and expenses payable	771	12,115
Distribution payable	—	274,052
TOTAL LIABILITIES	12,440,224	1,268,028
NET ASSETS	$347,226,296	$8,854,788,807
NET ASSETS CONSIST OF:
Paid-in Capital	$343,173,900	$8,857,875,712
Total distributable earnings (loss)	4,052,396	(3,086,905)
NET ASSETS	$347,226,296	$8,854,788,807
NET ASSET VALUE PER SHARE
Net asset value per share	$ 19.62	$ 91.43
Shares outstanding (unlimited amount authorized, $0.01 par value)	17,700,000	96,844,503
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$338,819,054	$8,810,847,378
Investments in affiliated issuers	9,727,958	26,205,331
Total cost of investments	$348,547,012	$8,837,052,709
* Includes investments in securities on loan, at value	$ 9,385,694	$ —
See accompanying notes to financial statements.
8

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$3,167,424	$84,577,877
Dividend income — affiliated issuers	2,957	320,985
Affiliated securities lending income	11,431	—
TOTAL INVESTMENT INCOME (LOSS)	3,181,812	84,898,862
EXPENSES
Advisory fee	258,283	6,037,582
Trustees’ fees and expenses	2,811	71,841
Miscellaneous expenses	240	5,037
TOTAL EXPENSES	261,334	6,114,460
NET INVESTMENT INCOME (LOSS)	$2,920,478	$78,784,402
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	72,904	2,765,568
In-kind redemptions — unaffiliated issuers	—	298,228
Net realized gain (loss)	72,904	3,063,796
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,208,297	(976,645)
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,281,201	2,087,151
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,201,679	$80,871,553
See accompanying notes to financial statements.
9

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,920,478	$ 7,138,879
Net realized gain (loss)	72,904	(1,223,726)
Net change in unrealized appreciation/depreciation	2,208,297	8,425,507
Net increase (decrease) in net assets resulting from operations	5,201,679	14,340,660
Net equalization credits and charges	(27,065)	(133,228)
Distributions to shareholders	(4,692,217)	(8,505,802)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	5,888,180	118,308,101
Cost of shares redeemed	—	(41,509,645)
Net income equalization	27,065	133,228
Net increase (decrease) in net assets from beneficial interest transactions	5,915,245	76,931,684
Net increase (decrease) in net assets during the period	6,397,642	82,633,314
Net assets at beginning of period	340,828,654	258,195,340
NET ASSETS AT END OF PERIOD	$347,226,296	$340,828,654
SHARES OF BENEFICIAL INTEREST:
Shares sold	300,000	6,200,000
Shares redeemed	—	(2,200,000)
Net increase (decrease)	300,000	4,000,000
See accompanying notes to financial statements.
10

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 78,784,402	$ 139,656,807
Net realized gain (loss)	3,063,796	122,105
Net change in unrealized appreciation/depreciation	(976,645)	1,429,229
Net increase (decrease) in net assets resulting from operations	80,871,553	141,208,141
Distributions to shareholders	(97,057,127)	(132,393,536)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	3,778,829,450	11,309,012,929
Cost of shares redeemed	(4,214,242,215)	(5,375,993,172)
Net increase (decrease) in net assets from beneficial interest transactions	(435,412,765)	5,933,019,757
Net increase (decrease) in net assets during the period	(451,598,339)	5,941,834,362
Net assets at beginning of period	9,306,387,146	3,364,552,784
NET ASSETS AT END OF PERIOD	$ 8,854,788,807	$ 9,306,387,146
SHARES OF BENEFICIAL INTEREST:
Shares sold	41,300,000	123,600,000
Shares redeemed	(46,050,000)	(58,750,000)
Net increase (decrease)	(4,750,000)	64,850,000
See accompanying notes to financial statements.
11

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 19.59	$ 19.27	$ 19.46	$ 19.89	$ 19.29	$ 19.93
Income (loss) from investment operations:
Net investment income (loss) (a)	0.17	0.44	0.53	0.38	0.19	(0.06)
Net realized and unrealized gain (loss) (b)	0.13	0.43	(0.21)	(0.47)	0.47	(0.11)
Total from investment operations	0.30	0.87	0.32	(0.09)	0.66	(0.17)
Net equalization credits and charges (a)	(0.00)(c)	(0.01)	(0.07)	0.01	(0.05)	(0.25)
Distributions to shareholders from:
Net investment income	(0.27)	(0.54)	(0.44)	(0.35)	(0.01)	(0.22)
Net asset value, end of period	$ 19.62	$ 19.59	$ 19.27	$ 19.46	$ 19.89	$ 19.29
Total return (d)	1.53%	4.57%	1.31%	(0.41)%	3.16%	(2.10)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$347,226	$340,829	$258,195	$114,802	$23,867	$19,293
Ratios to average net assets:
Total expenses	0.15%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	1.70%(e)	2.32%	2.73%	1.94%	0.96%	(0.32)%
Portfolio turnover rate (f)	7%(g)	20%	21%	22%	23%	28%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
12

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 91.60	$ 91.57	$ 91.48	$ 91.42	$ 91.42	$ 91.52
Income (loss) from investment operations:
Net investment income (loss) (b)	0.81	1.97	1.15	0.28	0.00(c)	(0.10)
Net realized and unrealized gain (loss) (d)	0.02	(0.05)	(0.10)	(0.00)(c)	0.08	0.08
Total from investment operations	0.83	1.92	1.05	0.28	0.08	(0.02)
Net equalization credits and charges (b)	—	—	—	(0.00)(c)	(0.08)	(0.08)
Contribution from Adviser (Note 3)	—	—	0.00(c)	—	—	—
Distributions to shareholders from:
Net investment income	(1.00)	(1.89)	(0.96)	(0.22)	—	—
Net asset value, end of period	$ 91.43	$ 91.60	$ 91.57	$ 91.48	$ 91.42	$ 91.42
Total return (e)	0.91%	2.13%	1.16%	0.31%	0.01%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$8,854,789	$9,306,387	$3,364,553	$1,651,104	$1,883,265	$1,403,188
Ratios to average net assets:
Total expenses	0.14%(f)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)	1.76%(f)	2.15%	1.26%	0.30%	0.01%	(0.12)%
Portfolio turnover rate (g)	371%(h)	635%	625%	620%	685%	620%
(a)	On November 29, 2017, the SPDR Bloomberg Barclays 1-3 Month T-Bill ETF underwent a 1-for-2 reverse share split. The historical per share activity presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
13

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
14

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
15

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Inflation-indexed public obligations are income-generating instruments whose interest and principal are periodically adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond and is accounted for as interest income in the Statements of Operations. Deflation may cause dividends to be suspended. The SPDR Bloomberg Barclays 1-10 Year TIPS ETF may invest exclusively in inflation-indexed instruments.
16

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
17

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The following Funds utilized equalization during the period ended December 31, 2019:
SPDR Bloomberg Barclays 1-10 Year TIPS ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	0.15%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	0.135
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
18

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
19

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 23,983,524	$ 25,812,078
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	33,074,146,308	33,181,038,248
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 5,898,409	$ —	$ —
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	3,760,371,011	4,213,751,227	298,228
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
20

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 348,574,642	$7,302,696	$27,630	$7,275,066
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	8,837,052,709	671,129	—	671,129
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent.
21

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	$ 9,385,694	$ 9,568,125	$ —	$ 9,568,125
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2019:
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	U.S. Treasury Obligations	$9,568,125	$—	$—	$—	$9,568,125	$9,568,125
9.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2019:
22

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2019.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
23

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
24

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

	SPDR Bloomberg Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF
Annualized Expense Ratio	0.15%	0.14%
Actual:
Ending Account Value	$1,015.30	$1,009.10
Expenses Paid During Period(a)	0.76	0.71
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.40	1,024.40
Expenses Paid During Period(a)	0.76	0.71
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
25

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
26

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRINTLSAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
New York, NY, General Obligation 3.00% 8/1/2036	0.6%
California, Bay Area Toll Authority Revenue VRN 2.63% 4/1/2045	0.5
Pennsylvania, State General Obligation 5.00% 9/15/2028	0.5
New York, State Urban Development Corp., Revenue 5.00% 3/15/2035	0.5
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue 5.00% 8/1/2038	0.5
TOTAL	2.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Municipal Bonds & Notes	98.8%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2019

% of Total Investments
California	19.1%
New York	17.9
Texas	11.9
Massachusetts	4.5
Washington	4.4
Maryland	3.6
Florida	3.5
Virginia	2.7
Ohio	2.5
Georgia	2.2
TOTAL	72.3%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
1

SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
California, State General Obligation 4.00% 10/1/2024	1.1%
Connecticut, State Health & Educational Facility Authority Revenue VRN 5.00% 7/1/2057	0.9
San Antonio, TX, Water System Revenue VRN 2.63% 5/1/2049	0.9
San Diego County, CA, Water Authority Financing Corp., Revenue 5.00% 5/1/2021	0.8
California, Bay Area Toll Authority, Toll Bridge Revenue VRN 2.25% 4/1/2045	0.8
TOTAL	4.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Municipal Bonds & Notes	98.6%
Short-Term Investment	0.4
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Top Ten States as of December 31, 2019

% of Total Investments
California	19.7%
New York	15.1
Texas	12.5
Maryland	5.4
Massachusetts	4.2
Washington	3.6
Virginia	3.3
Florida	3.2
Arizona	2.9
Pennsylvania	2.6
TOTAL	72.5%
(The Fund’s top ten states are expressed as a percentage total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.8%
Other Securities		$ 23,546,815
ALASKA — 0.1%
Other Securities		1,561,966
ARIZONA — 2.0%
Other Securities		57,323,826
ARKANSAS — 0.1%
Other Securities		3,769,135
CALIFORNIA — 18.9%
California State Public Works Board Series C, 5.00%, 11/1/2031	$ 6,855,000	8,866,326
California, Bay Area Toll Authority Revenue Series A, 2.63%, 4/1/2045 (a)	13,510,000	14,459,888
California, State General Obligation:
3.00%, 10/1/2036	10,525,000	11,075,457
3.00%, 10/1/2037	5,000,000	5,229,850
3.25%, 3/1/2032	250,000	263,698
3.50%, 8/1/2027	175,000	202,937
3.75%, 12/1/2035	280,000	296,565
4.00%, 11/1/2023	160,000	177,949
4.00%, 10/1/2024	250,000	283,945
4.00%, 9/1/2025	250,000	289,330
4.00%, 8/1/2033	205,000	233,829
4.00%, 9/1/2033	1,035,000	1,182,105
4.00%, 10/1/2034	500,000	593,605
4.00%, 10/1/2036	500,000	588,865
4.00%, 11/1/2036	30,000	34,449
4.00%, 10/1/2037	500,000	586,380
5.00%, 8/1/2021	2,000,000	2,127,180
5.00%, 9/1/2021	2,290,000	2,443,247
5.00%, 8/1/2022	100,000	110,257
5.00%, 9/1/2022	2,025,000	2,239,326
5.00%, 3/1/2023	300,000	337,380
5.00%, 8/1/2023	600,000	684,180
5.00%, 9/1/2023	545,000	623,164
5.00%, 11/1/2023	1,395,000	1,603,734
5.00%, 3/1/2024	1,920,000	2,228,506
5.00%, 8/1/2024	4,110,000	4,832,949
5.00%, 9/1/2024	720,000	848,815
See accompanying notes to financial statements.
3

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2025	$ 435,000	$ 520,030
5.00%, 8/1/2025	455,000	550,232
5.00%, 9/1/2025	235,000	284,825
5.00%, 10/1/2025	5,000,000	6,073,650
5.00%, 3/1/2026	1,345,000	1,608,294
5.00%, 8/1/2026	2,990,000	3,692,835
5.00%, 9/1/2026	1,170,000	1,452,076
5.00%, 10/1/2026	1,010,000	1,240,482
5.00%, 4/1/2027	5,000,000	6,290,650
5.00%, 8/1/2027	4,430,000	5,364,020
5.00%, 9/1/2027	165,000	175,784
5.00%, 10/1/2027	170,000	207,793
5.00%, 11/1/2027	180,000	229,426
5.00%, 4/1/2028	3,000,000	3,844,080
5.00%, 8/1/2028	2,970,000	3,615,145
5.00%, 9/1/2028	2,120,000	2,296,893
5.00%, 4/1/2029	5,000,000	6,516,100
5.00%, 8/1/2029	765,000	934,050
5.00%, 9/1/2029	1,705,000	1,854,715
5.00%, 10/1/2029	750,000	889,608
5.00%, 8/1/2030	1,930,000	2,309,689
5.00%, 9/1/2030	1,455,000	1,784,732
5.00%, 11/1/2030	500,000	626,510
5.00%, 4/1/2031	1,845,000	2,379,035
5.00%, 9/1/2031	1,915,000	2,303,635
5.00%, 3/1/2032	280,000	330,719
5.00%, 4/1/2032	4,600,000	6,150,892
5.00%, 8/1/2032	625,000	747,338
5.00%, 8/1/2033	150,000	176,466
5.00%, 8/1/2034	2,350,000	2,795,607
5.00%, 9/1/2034	290,000	351,761
5.00%, 10/1/2034	155,000	181,395
5.00%, 8/1/2035	4,430,000	5,309,290
5.00%, 9/1/2035	230,000	278,684
5.00%, 10/1/2035	435,000	521,504
5.00%, 4/1/2036	500,000	634,420
5.00%, 8/1/2036	1,370,000	1,653,193
5.00%, 9/1/2036	1,390,000	1,679,481
5.00%, 10/1/2037	90,000	105,100
5.00%, 10/1/2039	990,000	1,163,752
4.00%, 12/1/2030 (a)	135,000	140,601
See accompanying notes to financial statements.
4

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 9/1/2023	$ 2,900,000	$ 3,315,918
Series B, 5.00%, 8/1/2024	150,000	176,385
Series C, 5.00%, 9/1/2032	1,350,000	1,615,734
Series C, 5.00%, 9/1/2034	155,000	184,765
East Bay, CA, Municipal Utility District, Water System Revenue Series A, 5.00%, 6/1/2037	7,160,000	8,486,820
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	875,000	998,279
Series A, 5.00%, 7/1/2024	250,000	294,785
Series A, 5.00%, 7/1/2027	150,000	184,268
Series A, 5.00%, 7/1/2028	250,000	313,832
Series A, 5.00%, 7/1/2030	520,000	614,567
Series A, 5.00%, 7/1/2031	390,000	483,354
Series A, 5.00%, 7/1/2032	715,000	891,938
Series A, 5.00%, 7/1/2034	275,000	322,905
Series A, 5.00%, 7/1/2036	3,000,000	3,655,710
Series A, 5.00%, 7/1/2040	2,215,000	2,637,290
Series B, 5.00%, 7/1/2025	100,000	121,430
Series B, 5.00%, 7/1/2028	320,000	391,888
Series B, 5.00%, 7/1/2029	100,000	122,198
Series B, 5.00%, 7/1/2031	8,000,000	10,397,760
Series B, 5.00%, 7/1/2032	2,640,000	3,420,305
Series B, 5.00%, 7/1/2033	1,500,000	1,931,985
Series B, 5.00%, 7/1/2034	555,000	669,186
Series B, 5.00%, 7/1/2036	100,000	120,213
Series B, 5.00%, 7/1/2037	100,000	121,366
Series B, 5.00%, 7/1/2042	230,000	272,893
Series B, 5.00%, 7/1/2043	210,000	237,777
Series C, 5.00%, 7/1/2042	595,000	719,896
Series D, 5.00%, 7/1/2030	305,000	357,143
Series D, 5.00%, 7/1/2032	180,000	209,911
Series D, 5.00%, 7/1/2039	2,970,000	3,439,527
Series D, 5.00%, 7/1/2044	130,000	149,127
Series E, 5.00%, 7/1/2039	310,000	359,008
Los Angeles, CA, Unified School District, General Obligation Series A, 5.00%, 7/1/2031	5,000,000	6,438,050
San Mateo Foster, CA, Public Financing Authority 4.00%, 8/1/2044	8,000,000	9,150,880
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	259,703
See accompanying notes to financial statements.
5

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.13%, 11/1/2036	$ 225,000	$ 233,876
Series A, 3.20%, 11/1/2037	270,000	280,981
Series A, 4.00%, 11/1/2035	300,000	338,154
Series A, 4.00%, 11/1/2037	555,000	619,230
Series A, 4.00%, 11/1/2038	1,580,000	1,753,121
Series A, 4.00%, 11/1/2043	430,000	469,156
Series A, 5.00%, 11/1/2021	3,180,000	3,415,797
Series A, 5.00%, 11/1/2025	1,390,000	1,703,667
Series A, 5.00%, 11/1/2028	120,000	148,210
Series A, 5.00%, 11/1/2031	205,000	256,240
Series A, 5.00%, 11/1/2032	120,000	144,216
Series A, 5.00%, 11/1/2033	350,000	410,046
Series A, 5.00%, 11/1/2035	5,450,000	6,881,348
Series A, 5.00%, 11/1/2036	265,000	318,164
Series A, 5.00%, 11/1/2037	5,400,000	6,877,348
Series A, 5.00%, 11/1/2038	165,000	194,794
Series A, 5.00%, 11/1/2041	1,940,000	2,296,417
Series A, 5.00%, 11/1/2043	220,000	257,316
Series AM, 5.00%, 5/15/2027	200,000	234,014
Series AO, 5.00%, 5/15/2021	395,000	417,001
Series AO, 5.00%, 5/15/2025	2,195,000	2,656,938
Series AO, 5.00%, 5/15/2026	110,000	133,022
Series AO, 5.00%, 5/15/2028	425,000	512,218
Series AO, 5.00%, 5/15/2032	100,000	119,082
Series AO, 5.00%, 5/15/2040	110,000	128,219
Series AR, 4.00%, 5/15/2037	570,000	637,636
Series AR, 5.00%, 5/15/2030	580,000	712,298
Series AR, 5.00%, 5/15/2032	120,000	146,203
Series AR, 5.00%, 5/15/2041	495,000	587,986
Series AT, 1.40%, 5/15/2046 (a)	115,000	115,445
Series AV, 5.00%, 5/15/2042	2,065,000	2,506,270
Series AY, 4.00%, 5/15/2035	100,000	114,214
Series AZ, 5.00%, 5/15/2043	5,200,000	6,375,096
Series B-2, 4.00%, 11/1/2049 (a)	100,000	103,757
Series B-3, 4.00%, 11/1/2051 (a)	350,000	382,578
Series I, 4.00%, 5/15/2045	200,000	217,040
Series I, 5.00%, 5/15/2027	145,000	174,841
Series I, 5.00%, 5/15/2028	655,000	788,659
Series I, 5.00%, 5/15/2030	180,000	214,967
Series I, 5.00%, 5/15/2031	335,000	399,119
Series I, 5.00%, 5/15/2032	145,000	172,504
See accompanying notes to financial statements.
6

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series K, 4.00%, 5/15/2036	$ 265,000	$ 296,519
Series K, 4.00%, 5/15/2046	315,000	345,256
Series K, 5.00%, 5/15/2031	460,000	561,122
Series K, 5.00%, 5/15/2033	300,000	363,879
Series M, 5.00%, 5/15/2028	100,000	126,501
Series M, 5.00%, 5/15/2030	200,000	251,180
Series M, 5.00%, 5/15/2032	295,000	367,620
Series M, 5.00%, 5/15/2036	250,000	307,852
Series M, 5.00%, 5/15/2042	1,280,000	1,549,606
Series O, 4.00%, 5/15/2048	250,000	279,330
Series O, 5.00%, 5/15/2039	2,200,000	2,725,646
Other Securities		293,886,752
		550,283,655
COLORADO — 2.1%
Colorado, State Series A, 5.00%, 12/15/2030	5,000,000	6,329,700
Other Securities		54,926,230
		61,255,930
CONNECTICUT — 0.6%
Connecticut, State Health & Educational Facility Authority Revenue Series A-4-, 2.00%, 7/1/2049 (a)	7,000,000	7,111,860
Other Securities		10,035,473
		17,147,333
DELAWARE — 0.3%
Other Securities		7,881,239
DISTRICT OF COLUMBIA — 1.4%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	225,000	251,905
Series A, 4.00%, 6/1/2037	285,000	320,782
Series A, 4.00%, 6/1/2041	325,000	358,179
Series A, 5.00%, 6/1/2022	390,000	426,465
Series A, 5.00%, 10/15/2022	5,960,000	6,601,952
Series A, 5.00%, 6/1/2030	1,085,000	1,342,395
Series A, 5.00%, 6/1/2032	330,000	404,890
Series A, 5.00%, 6/1/2033	300,000	366,933
Series A, 5.00%, 6/1/2034	225,000	274,466
Series A, 5.00%, 6/1/2035	1,000,000	1,216,200
Series A, 5.00%, 6/1/2037	2,435,000	2,936,984
See accompanying notes to financial statements.
7

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2038	$ 500,000	$ 581,450
Series A, 5.00%, 6/1/2041	285,000	335,468
Series A, 5.00%, 6/1/2043	5,380,000	6,550,096
Series D, 4.00%, 6/1/2034	400,000	454,672
Series D, 5.00%, 6/1/2021	310,000	326,969
Series D, 5.00%, 6/1/2022	320,000	349,920
Series D, 5.00%, 6/1/2023	100,000	113,116
Series D, 5.00%, 6/1/2032	505,000	619,605
Series D, 5.00%, 6/1/2035	1,000,000	1,216,200
Series D, 5.00%, 6/1/2036	2,555,000	3,097,517
Series D, 5.00%, 6/1/2038	1,000,000	1,206,090
Series D, 5.00%, 6/1/2041	500,000	594,975
Series E, 5.00%, 6/1/2025	170,000	203,954
Series E, 5.00%, 6/1/2032	145,000	176,449
Other Securities		10,728,014
		41,055,646
FLORIDA — 3.5%
Other Securities		101,757,054
GEORGIA — 2.2%
Other Securities		63,642,565
HAWAII — 1.6%
Other Securities		45,605,599
IDAHO — 0.0% (b)
Other Securities		405,840
ILLINOIS — 1.5%
Other Securities		43,784,335
INDIANA — 0.8%
Indiana, Finance Authority Revenue Series A, 5.00%, 2/1/2026	6,070,000	7,402,426
Other Securities		16,688,817
		24,091,243
IOWA — 0.3%
Other Securities		8,136,060
KANSAS — 0.5%
Other Securities		14,798,434
KENTUCKY — 0.1%
Other Securities		2,293,954
See accompanying notes to financial statements.
8

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
LOUISIANA — 0.6%
Other Securities		$ 18,880,132
MAINE — 0.2%
Other Securities		4,883,885
MARYLAND — 3.5%
Prince George's County, MD, General Obligation Series A, 5.00%, 7/15/2028	$ 7,000,000	9,021,460
State of Maryland Department of Transportation 5.00%, 11/1/2024	11,195,000	13,224,877
Other Securities		80,871,278
		103,117,615
MASSACHUSETTS — 4.4%
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,504,027
Series A, 5.00%, 1/1/2024	3,675,000	4,235,217
Series A, 5.00%, 7/1/2025	1,000,000	1,204,790
Series A, 5.00%, 7/1/2026	1,500,000	1,853,145
Series A, 5.00%, 7/1/2029	4,250,000	5,185,935
Series A, 5.00%, 3/1/2032	1,215,000	1,392,609
Series A, 5.00%, 4/1/2034	100,000	122,172
Series A, 5.00%, 7/1/2035	2,000,000	2,362,500
Series A, 5.00%, 3/1/2036	1,130,000	1,287,816
Series A, 5.00%, 4/1/2036	190,000	231,030
Series A, 5.00%, 7/1/2036	2,000,000	2,358,000
Series A, 5.00%, 1/1/2037	100,000	122,441
Series A, 5.00%, 3/1/2037	110,000	125,169
Series A, 5.00%, 4/1/2037	150,000	181,914
Series A, 5.00%, 3/1/2038	100,000	113,564
Series A, 5.00%, 1/1/2042	135,000	163,123
Series A, 5.00%, 4/1/2042	250,000	299,845
Series A, 5.00%, 1/1/2044	3,000,000	3,611,550
Series B, 4.00%, 7/1/2026	100,000	117,181
Series B, 5.00%, 7/1/2023	150,000	170,190
Series B, 5.00%, 7/1/2025	1,120,000	1,349,365
Series B, 5.00%, 7/1/2027	115,000	145,132
Series B, 5.00%, 1/1/2028	5,000,000	6,365,450
Series B, 5.00%, 7/1/2028	330,000	424,367
Series B, 5.00%, 7/1/2030	250,000	330,695
Series B, 5.00%, 7/1/2033	1,045,000	1,261,451
Series B, 5.00%, 7/1/2036	100,000	119,969
See accompanying notes to financial statements.
9

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 4/1/2037	$ 3,850,000	$ 4,669,126
Series C, 5.00%, 10/1/2021	2,535,000	2,707,126
Series C, 5.00%, 10/1/2026	1,170,000	1,454,099
Series C, 5.00%, 10/1/2027	350,000	444,115
Series D, 3.13%, 9/1/2034	180,000	188,183
Series D, 5.00%, 7/1/2027	250,000	315,505
Series D-2-R, 1.70%, 8/1/2043 (a)	355,000	359,477
Series E, 3.00%, 12/1/2023	2,000,000	2,146,080
Series E, 3.00%, 4/1/2044	180,000	181,919
Series E, 3.25%, 9/1/2040	1,325,000	1,369,851
Series E, 4.00%, 9/1/2039	2,750,000	3,023,157
Series E, 4.00%, 9/1/2041	4,000,000	4,361,600
Series E, 4.00%, 4/1/2042	1,980,000	2,144,677
Series E, 5.00%, 9/1/2023	205,000	226,133
Series E, 5.00%, 11/1/2027	105,000	133,474
Series E, 5.00%, 9/1/2029	380,000	418,737
Series E, 5.00%, 9/1/2030	385,000	423,712
Series F, 3.00%, 11/1/2028	100,000	104,367
Series H, 5.00%, 12/1/2022	195,000	217,015
Series I, 5.00%, 12/1/2034	395,000	480,423
Series J, 4.00%, 12/1/2039	225,000	250,427
Series J, 4.00%, 12/1/2045	150,000	164,351
Series J, 5.00%, 12/1/2036	110,000	133,166
Series J, 5.00%, 12/1/2037	2,710,000	3,270,076
Other Securities		63,927,618
		129,753,061
MICHIGAN — 0.8%
Other Securities		22,762,928
MINNESOTA — 1.3%
Other Securities		36,749,299
MISSISSIPPI — 0.4%
Other Securities		11,283,957
MISSOURI — 0.4%
Other Securities		11,971,055
NEBRASKA — 0.6%
University of Nebraska Facilities Corp. Revenue 5.00%, 7/15/2030	5,000,000	6,358,900
Other Securities		12,659,495
		19,018,395
See accompanying notes to financial statements.
10

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
NEVADA — 1.3%
Clark County, NV, Department of Aviation, Revenue Series B, 5.00%, 7/1/2033	$ 5,000,000	$ 6,357,500
Other Securities		30,282,000
		36,639,500
NEW HAMPSHIRE — 0.0% (b)
Other Security		719,706
NEW JERSEY — 0.4%
Other Securities		11,600,430
NEW MEXICO — 0.3%
Other Securities		9,755,389
NEW YORK — 17.7%
Metropolitan New York, NY, Transportation Authority Revenue Series B1, 5.00%, 11/15/2034	7,615,000	9,412,597
New York & New Jersey, Port Authority Revenue Series 205, 5.00%, 11/15/2032	5,510,000	6,850,087
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series BB-2, 5.00%, 6/15/2026	4,000,000	4,737,720
Series BB-2, 5.00%, 6/15/2031	530,000	654,221
Series CC1, 4.00%, 6/15/2033	1,250,000	1,412,750
Series CC-1, 4.00%, 6/15/2037	250,000	280,950
Series DD, 5.00%, 6/15/2025	7,135,000	8,196,189
Series EE, 5.00%, 6/15/2040	4,240,000	5,165,253
Series EE 2, 5.00%, 6/15/2040	1,000,000	1,246,870
Series FF, 5.00%, 6/15/2031	335,000	398,178
Series FF, 5.00%, 6/15/2034	1,750,000	2,184,455
Series FF, 5.00%, 6/15/2039	3,450,000	4,178,598
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,757,390
Series GG, 5.00%, 6/15/2037	190,000	222,613
Series GG, 5.00%, 6/15/2039	350,000	408,670
Series HH, 5.00%, 6/15/2037	3,850,000	4,510,852
Series HH, 5.00%, 6/15/2039	155,000	180,983
Sub-Series CC1, 5.00%, 6/15/2038	145,000	174,177
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,114,878
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
See accompanying notes to financial statements.
11

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/2034	$ 250,000	$ 298,580
5.00%, 5/1/2036	245,000	291,699
5.25%, 8/1/2037	4,000,000	5,024,680
Series A-1, 5.00%, 8/1/2023	5,880,000	6,684,972
Series A-1, 5.00%, 8/1/2027	400,000	474,948
Series A-1, 5.00%, 8/1/2029	170,000	202,400
Series A-1, 5.00%, 8/1/2031	150,000	173,868
Series A-1, 5.00%, 8/1/2033	2,915,000	3,637,862
Series A-1, 5.00%, 8/1/2036	2,000,000	2,465,700
Series A-2, 5.00%, 8/1/2036	1,640,000	1,997,389
Series B-1, 4.00%, 8/1/2037	105,000	118,540
Series B-1, 4.00%, 11/1/2042	5,000,000	5,644,150
Series B-1, 5.00%, 8/1/2029	40,000	49,920
Series B-1, 5.00%, 8/1/2030	295,000	358,086
Series B-1, 5.00%, 8/1/2031	175,000	202,846
Series B-1, 5.00%, 8/1/2034	500,000	612,000
Series B-1, 5.00%, 11/1/2035	160,000	189,469
Series B-1, 5.00%, 8/1/2036	520,000	596,284
Series B-1, 5.00%, 8/1/2038	11,095,000	13,272,505
Series B-1, 5.00%, 8/1/2040	3,800,000	4,548,562
Series C, 5.00%, 11/1/2022	100,000	111,000
Series C, 5.00%, 11/1/2023	125,000	143,248
Series C, 5.00%, 11/1/2025	10,395,000	12,614,335
Series C, 5.00%, 11/1/2026	120,000	142,768
Series C, 5.00%, 11/1/2027	150,000	178,228
Series C1, 5.00%, 11/1/2034	7,000,000	8,826,090
Series D-1, 5.00%, 2/1/2026	100,000	115,286
Series E-1, 4.00%, 2/1/2041	110,000	120,830
Series E-1, 5.00%, 2/1/2030	3,370,000	4,053,361
Series E-1, 5.00%, 2/1/2041	670,000	772,979
Series F-1, 5.00%, 5/1/2032	5,500,000	6,745,090
Series F-1, 5.00%, 5/1/2039	115,000	138,262
New York, NY, General Obligation:
Series A, 3.00%, 8/1/2036	17,000,000	17,721,990
Series A, 4.00%, 8/1/2037	1,355,000	1,552,383
Series A, 5.00%, 8/1/2023	5,000,000	5,678,850
Series A, 5.00%, 8/1/2024	3,500,000	4,098,535
Series A, 5.00%, 8/1/2026	125,000	149,772
Series B, 5.00%, 8/1/2025	150,000	175,140
Series B-1, 5.00%, 10/1/2031	2,185,000	2,815,045
Series B-1, 5.00%, 12/1/2031	160,000	195,314
See accompanying notes to financial statements.
12

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 10/1/2032	$ 1,680,000	$ 2,148,149
Series B-1, 5.00%, 10/1/2036	400,000	486,812
Series B-1, 5.00%, 10/1/2037	4,730,000	5,733,375
Series B-1, 5.00%, 12/1/2037	500,000	597,955
Series B-1, 5.00%, 10/1/2038	300,000	362,682
Series B-1, 5.00%, 12/1/2038	3,095,000	3,691,066
Series C, 5.00%, 8/1/2020	110,000	112,483
Series C, 5.00%, 4/15/2023	1,390,000	1,573,953
Series C, 5.00%, 8/1/2024	1,450,000	1,697,964
Series C, 5.00%, 8/1/2025	425,000	502,511
Series C, 5.00%, 8/1/2026	405,000	495,380
Series C, 5.00%, 8/1/2027	120,000	145,454
Series C, 5.00%, 8/1/2028	1,360,000	1,679,396
Series C, 5.00%, 8/1/2034	3,365,000	3,908,044
Series D1, 4.00%, 12/1/2042	255,000	285,937
Series D1, 4.00%, 12/1/2043	3,500,000	3,916,290
Series E, 4.00%, 8/1/2026	250,000	292,172
Series E, 5.00%, 8/1/2028	160,000	195,723
Series E, 5.00%, 8/1/2032	2,500,000	3,161,900
Series E-1, 4.00%, 3/1/2041	500,000	558,165
Series E-1, 5.00%, 3/1/2040	4,000,000	4,850,640
Series F-1, 5.00%, 6/1/2026	165,000	196,868
Series I, 5.00%, 3/1/2022	60,000	64,994
Series J-7, 5.00%, 8/1/2020	350,000	357,899
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	228,592
5.00%, 7/1/2033	1,500,000	2,056,290
Series 1, 5.00%, 1/15/2029	400,000	506,852
Series 1, 5.00%, 1/15/2030	250,000	314,792
Series 1, 5.00%, 1/15/2031	500,000	625,615
Series A, 2.13%, 7/1/2041 (a)	865,000	863,521
Series A, 2.50%, 7/1/2041 (a)	530,000	530,980
Series A, 3.00%, 7/1/2029	315,000	337,485
Series A, 4.00%, 7/1/2034	100,000	113,567
Series A, 4.00%, 7/1/2043	1,350,000	1,497,973
Series A, 5.00%, 7/1/2021	190,000	201,303
Series A, 5.00%, 7/1/2022	2,500,000	2,745,000
Series A, 5.00%, 7/1/2026	1,640,000	2,033,042
Series A, 5.00%, 7/1/2028	2,000,000	2,601,660
Series A, 5.00%, 10/1/2028 (c)	205,000	256,035
Series A, 5.00%, 7/1/2029	2,000,000	2,645,040
See accompanying notes to financial statements.
13

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2029	$ 4,540,000	$ 5,692,207
Series A, 5.00%, 10/1/2030 (c)	3,040,000	3,760,510
Series A, 5.00%, 10/1/2030	5,000,000	6,138,645
Series A, 5.00%, 10/1/2031	3,000,000	3,646,230
Series A, 5.00%, 7/1/2032	125,000	151,819
Series A, 5.00%, 10/1/2032	3,500,000	4,240,460
Series A, 5.00%, 7/1/2033	600,000	727,572
Series A, 5.00%, 10/1/2033	5,000,000	6,042,200
Series A, 5.00%, 7/1/2034	5,040,000	6,238,210
Series A, 5.00%, 7/1/2035	100,000	120,508
Series A, 5.00%, 7/1/2040	200,000	242,856
Series B, 5.00%, 10/1/2021	225,000	240,887
Series B, 5.00%, 10/1/2030	260,000	317,723
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	103,513
Series A, 5.00%, 2/15/2021	840,000	877,111
Series A, 5.00%, 2/15/2022	3,265,000	3,532,665
Series A, 5.00%, 3/15/2022	190,000	206,182
Series A, 5.00%, 2/15/2023	355,000	397,252
Series A, 5.00%, 3/15/2024	4,560,000	5,279,021
Series A, 5.00%, 2/15/2025	3,280,000	3,896,902
Series A, 5.00%, 3/15/2026	245,000	290,460
Series A, 5.00%, 3/15/2029	1,380,000	1,625,612
Series A, 5.00%, 2/15/2036	5,500,000	6,633,330
Series B, 5.00%, 3/15/2027	110,000	126,997
Series B, 5.00%, 3/15/2028	170,000	195,891
Series B, 5.00%, 2/15/2039	200,000	230,204
Series B, 5.00%, 2/15/2041	1,430,000	1,644,486
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	484,868
Series C, 5.00%, 3/15/2037	105,000	119,325
Series D, 5.00%, 2/15/2022	2,260,000	2,445,275
Series D, 5.00%, 2/15/2025	730,000	867,298
Series D, 5.00%, 2/15/2026	235,000	285,974
Series D, 5.00%, 2/15/2027	100,000	123,012
Series D, 5.00%, 2/15/2028	165,000	202,186
Series E, 5.00%, 3/15/2022	110,000	119,369
Series E, 5.00%, 3/15/2023	180,000	201,973
Series E, 5.00%, 3/15/2024	5,565,000	6,442,489
Series E, 5.00%, 3/15/2036	1,745,000	2,048,822
Series E, 5.25%, 3/15/2033	2,300,000	2,758,666
See accompanying notes to financial statements.
14

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2021	$ 1,370,000	$ 1,434,842
Series A, 5.00%, 3/15/2022	3,100,000	3,366,848
Series A, 5.00%, 3/15/2023	2,650,000	2,976,162
Series A, 5.00%, 3/15/2024	300,000	347,841
Series A, 5.00%, 3/15/2025	3,250,000	3,879,037
Series A, 5.00%, 3/15/2026	3,350,000	3,982,748
Series A, 5.00%, 3/15/2028	500,000	628,908
Series A, 5.00%, 3/15/2030	1,360,000	1,672,709
Series A, 5.00%, 3/15/2031	160,000	183,944
Series A, 5.00%, 3/15/2032	1,210,000	1,453,518
Series A, 5.00%, 3/15/2037	300,000	368,361
Series A, 5.00%, 3/15/2038	140,000	157,780
Series A, 5.00%, 3/15/2039	400,000	487,892
Series A-GROUP B, 5.00%, 3/15/2037	160,000	193,515
Series A-GROUP C, 5.00%, 3/15/2043	300,000	357,792
Series B, 5.00%, 3/15/2031	795,000	944,794
Series B-B, 5.00%, 3/15/2027	270,000	324,421
Series B-B, 5.00%, 3/15/2029	40,000	47,776
Series B-B, 5.00%, 3/15/2033	350,000	413,371
Series B-B, 5.00%, 3/15/2034	275,000	324,118
Series C, 5.00%, 3/15/2042	270,000	313,969
Series E, 5.00%, 3/15/2034	5,000,000	6,269,950
New York, State Environmental Facilities Corp., Revenue Series B-SUB, 5.00%, 6/15/2036	8,500,000	10,791,430
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	257,650
5.00%, 3/15/2044	370,000	415,621
Series A, 5.00%, 3/15/2022	460,000	499,284
Series A, 5.00%, 3/15/2023	2,005,000	2,250,412
Series A, 5.00%, 3/15/2024	4,595,000	5,323,630
Series A, 5.00%, 3/15/2025	285,000	339,686
Series A, 5.00%, 3/15/2026	6,295,000	7,684,181
Series A, 5.00%, 3/15/2027	565,000	689,227
Series A, 5.00%, 3/15/2035	11,000,000	13,687,960
Series A, 5.00%, 3/15/2044	1,000,000	1,211,860
Series A-, 5.00%, 3/15/2023	1,450,000	1,627,480
Series A-, 5.00%, 3/15/2024	440,000	509,771
Series A-, 5.00%, 3/15/2028	225,000	269,431
Series A-, 5.00%, 3/15/2029	525,000	626,115
Series A-, 5.00%, 3/15/2033	3,610,000	4,274,420
Series A-, 5.00%, 3/15/2038	105,000	123,015
See accompanying notes to financial statements.
15

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A-, 5.00%, 3/15/2039	$ 530,000	$ 619,846
Series A-, 5.00%, 3/15/2042	380,000	442,776
Series C, 5.00%, 3/15/2030	160,000	177,866
Series C-, 5.00%, 3/15/2027	100,000	125,080
Series C-, 5.00%, 3/15/2031	4,250,000	5,270,382
Series E, 5.00%, 3/15/2033	120,000	133,361
Triborough, NY, Bridge & Tunnel Authority Revenue Series B, 5.00%, 11/15/2029	5,000,000	6,608,250
Other Securities		108,963,526
		515,605,222
NORTH CAROLINA — 1.3%
Other Securities		38,492,487
NORTH DAKOTA — 0.0% (b)
Other Security		1,226,169
OHIO — 2.4%
Columbus, OH, General Obligation Series A, 5.00%, 4/1/2030	5,000,000	6,386,200
Ohio, Water Development Authority Revenue Series A, 5.00%, 6/1/2029	8,500,000	11,028,665
Other Securities		54,082,217
		71,497,082
OKLAHOMA — 0.4%
Other Securities		10,463,460
OREGON — 1.6%
Other Securities		45,318,855
PENNSYLVANIA — 1.9%
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (c)	500,000	520,580
4.00%, 2/1/2030	400,000	446,812
4.00%, 3/1/2038	4,085,000	4,552,038
5.00%, 9/15/2022	2,500,000	2,754,300
5.00%, 3/15/2023	120,000	134,321
5.00%, 8/15/2023	1,275,000	1,446,003
5.00%, 9/15/2023	600,000	682,230
5.00%, 3/15/2024	375,000	432,945
5.00%, 9/15/2024	175,000	205,063
5.00%, 3/15/2025	325,000	384,794
5.00%, 8/15/2025	275,000	329,095
5.00%, 9/15/2025	1,570,000	1,882,760
See accompanying notes to financial statements.
16

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/15/2026	$ 575,000	$ 704,737
5.00%, 2/1/2027	2,750,000	3,300,165
5.00%, 3/15/2028	270,000	317,150
5.00%, 9/15/2028	11,530,000	13,945,881
5.00%, 1/1/2024	725,000	831,843
Series D, 5.00%, 8/15/2032	800,000	934,112
Series REF, 5.00%, 1/15/2022	1,480,000	1,593,827
Series REF, 5.00%, 1/15/2025	1,250,000	1,473,525
Series REF, 5.00%, 1/15/2027	4,760,000	5,862,273
Series REF, 5.00%, 1/15/2028	2,410,000	2,947,068
Other Securities		10,497,251
		56,178,773
RHODE ISLAND — 0.2%
Other Securities		5,145,595
SOUTH CAROLINA — 0.3%
Other Securities		9,579,913
TENNESSEE — 0.8%
Other Securities		23,021,433
TEXAS — 11.7%
Austin, TX, Independent School District, General Obligation 4.00%, 8/1/2034 (c)	6,000,000	6,950,940
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 12/1/2033	5,000,000	6,483,800
5.00%, 12/1/2034	6,000,000	7,758,840
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (c)	5,000,000	6,351,550
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	169,997
4.00%, 10/15/2036	3,675,000	4,154,412
5.00%, 4/15/2024	220,000	255,231
5.00%, 4/15/2026	135,000	165,097
5.00%, 4/15/2027	2,990,000	3,687,866
5.00%, 4/15/2029	340,000	416,928
5.00%, 8/1/2033	3,000,000	3,832,320
5.00%, 10/15/2041	4,050,000	4,833,351
Series A, 4.00%, 10/15/2033	2,020,000	2,258,865
Series A, 4.00%, 10/15/2037	180,000	204,871
Series A, 4.00%, 10/15/2040	115,000	126,004
See accompanying notes to financial statements.
17

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/15/2052	$ 125,000	$ 137,998
Series A, 5.00%, 10/15/2020	130,000	133,952
Series A, 5.00%, 4/15/2021	100,000	104,968
Series A, 5.00%, 4/15/2026	135,000	162,873
Series A, 5.00%, 4/15/2027	120,000	149,971
Series A, 5.00%, 10/15/2029	125,000	149,168
Series A, 5.00%, 10/15/2031	575,000	681,616
Series A, 5.00%, 10/15/2040	600,000	701,868
Series B, 5.00%, 10/15/2032	5,570,000	7,026,555
Series B, 5.00%, 10/15/2038	2,020,000	2,508,153
Other Securities		282,745,146
		342,152,340
UTAH — 0.6%
Other Securities		17,780,898
VIRGINIA — 2.6%
University of Virginia, Revenue Series B, 5.00%, 8/1/2021	8,500,000	9,023,940
Other Securities		67,517,342
		76,541,282
WASHINGTON — 4.4%
Pierce County, School District No. 3 Puyallup, General Obligation 5.00%, 12/1/2032	5,250,000	6,694,432
Seattle, WA, General Obligation Series A, 5.00%, 6/1/2026	5,870,000	7,027,447
Washington, State General Obligation:
5.00%, 8/1/2022	625,000	687,087
5.00%, 8/1/2023	100,000	113,652
5.00%, 8/1/2033	255,000	313,188
Series 201, 5.00%, 8/1/2040	3,080,000	3,574,217
Series 2016A, 5.00%, 7/1/2021	165,000	174,613
Series 2016A, 5.00%, 7/1/2024	165,000	192,971
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,190,482
Series A, 5.00%, 8/1/2027	225,000	268,937
Series A, 5.00%, 8/1/2031	330,000	399,343
Series A, 5.00%, 8/1/2034	300,000	360,087
Series A, 5.00%, 8/1/2035	1,245,000	1,500,752
Series A, 5.00%, 8/1/2037	310,000	376,135
Series A, 5.00%, 8/1/2041	1,645,000	1,975,645
Series A, 5.00%, 8/1/2043	3,700,000	4,511,262
See accompanying notes to financial statements.
18

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2024	$ 370,000	$ 433,814
Series A-1, 5.00%, 8/1/2033	120,000	141,134
Series A-1, 5.00%, 8/1/2034	300,000	352,263
Series A-1, 5.00%, 8/1/2036	550,000	643,362
Series A-1, 5.00%, 8/1/2040	300,000	348,138
Series B, 5.00%, 7/1/2024	355,000	415,180
Series B, 5.00%, 2/1/2028	600,000	707,250
Series B, 5.00%, 2/1/2029	135,000	158,621
Series B, 5.00%, 7/1/2029	530,000	636,424
Series B, 5.00%, 7/1/2031	355,000	423,373
Series B, 5.00%, 7/1/2033	285,000	337,916
Series B, 5.00%, 2/1/2037	500,000	577,070
Series C, 5.00%, 2/1/2022	9,260,000	10,003,393
Series C, 5.00%, 2/1/2023	100,000	111,757
Series C, 5.00%, 2/1/2032	105,000	125,132
Series C, 5.00%, 2/1/2035	450,000	521,244
Series C, 5.00%, 2/1/2039	3,000,000	3,522,420
Series D, 5.00%, 2/1/2021	325,000	338,683
Series D, 5.00%, 2/1/2027	185,000	212,343
Series D, 5.00%, 2/1/2029	250,000	301,348
Series D, 5.00%, 2/1/2037	100,000	117,972
Series D, 5.00%, 2/1/2041	850,000	1,010,259
Series R, 5.00%, 7/1/2026	120,000	141,604
Series R-2015, 4.00%, 7/1/2026	450,000	503,743
Series R-2015-C, 5.00%, 7/1/2021	100,000	105,826
Series R-2015-D, 5.00%, 7/1/2027	335,000	394,272
Series R-2015E, 5.00%, 7/1/2021	125,000	132,283
Series R-2015E, 5.00%, 7/1/2024	175,000	204,666
Series R-2015E, 5.00%, 7/1/2025	315,000	372,963
Series R-2015E, 5.00%, 7/1/2026	65,000	76,702
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,905,897
Series R-2017A, 5.00%, 8/1/2022	255,000	280,332
Series R-2017A, 5.00%, 8/1/2023	100,000	113,652
Series R-2017A, 5.00%, 8/1/2027	500,000	614,405
Series R-2017C, 5.00%, 8/1/2022	460,000	505,696
Series R-2017C, 5.00%, 8/1/2024	350,000	410,364
Series R-2017C, 5.00%, 8/1/2025	135,000	162,606
Series R-2018D, 5.00%, 8/1/2029	290,000	361,212
Series R-H, 5.00%, 7/1/2026	110,000	129,803
Series R-H, 5.00%, 7/1/2030	2,165,000	2,529,499
See accompanying notes to financial statements.
19

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 65,637,319
		127,382,190
WEST VIRGINIA — 0.2%
Other Securities		6,059,605
WISCONSIN — 1.7%
Wisconsin, Revenue Series A, 5.00%, 5/1/2028	$ 7,000,000	8,741,600
Other Securities		40,154,432
		48,896,032
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,748,445,410)		2,880,817,317
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (d) (e) (Cost $4,660,629)	4,660,629	4,660,629
TOTAL INVESTMENTS — 99.0% (Cost $2,753,106,039)		2,885,477,946
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		29,958,534
NET ASSETS — 100.0%		$ 2,915,436,480
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
See accompanying notes to financial statements.
20

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	0.5%
Assured Guaranty Municipal Corp.	0.1%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$2,880,817,317	$—	$2,880,817,317
Short-Term Investment	4,660,629	—	—	4,660,629
TOTAL INVESTMENTS	$4,660,629	$2,880,817,317	$—	$2,885,477,946
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,244,002	$4,244,002	$131,893,613	$131,476,986	$—	$—	4,660,629	$4,660,629	$54,116
See accompanying notes to financial statements.
21

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 0.5%
Other Securities		$ 18,002,319
ARIZONA — 2.9%
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	$ 14,580,000	15,989,886
Other Securities		92,438,573
		108,428,459
ARKANSAS — 0.1%
Other Securities		4,939,278
CALIFORNIA — 19.4%
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (a)	15,085,000	15,368,145
Series B, 2.25%, 4/1/2045 (a)	28,000,000	28,573,440
California, State General Obligation:
4.00%, 9/1/2021	150,000	157,572
4.00%, 9/1/2022	700,000	755,741
4.00%, 10/1/2023	10,000,000	11,098,700
4.00%, 11/1/2023	3,655,000	4,065,018
4.00%, 4/1/2024	10,000,000	11,223,300
4.00%, 10/1/2024	37,530,000	42,625,823
5.00%, 8/1/2021	100,000	106,359
5.00%, 9/1/2021	500,000	533,460
5.00%, 8/1/2022	190,000	209,488
5.00%, 9/1/2022	2,355,000	2,604,253
5.00%, 11/1/2022	28,035,000	31,185,573
5.00%, 3/1/2023	4,075,000	4,582,745
5.00%, 8/1/2023	4,125,000	4,703,738
5.00%, 9/1/2023	325,000	371,612
5.00%, 10/1/2023	10,000,000	11,465,300
5.00%, 4/1/2024	13,145,000	15,294,673
5.00%, 8/1/2024	19,620,000	23,071,158
5.00%, 9/1/2024	2,500,000	2,947,275
5.00%, 10/1/2024	5,000,000	5,909,650
5.00%, 11/1/2024	5,000,000	5,924,700
4.00%, 12/1/2030 (a)	14,115,000	14,700,631
Series B, 5.00%, 8/1/2021	10,000,000	10,635,900
Series B, 5.00%, 8/1/2022	2,680,000	2,954,888
Series B, 5.00%, 8/1/2024	10,000,000	11,759,000
See accompanying notes to financial statements.
22

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Community College District, General Obligation Series B-1, 5.00%, 8/1/2021	$ 16,000,000	$ 17,017,440
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	318,402
Series A, 5.00%, 7/1/2023	2,360,000	2,690,754
Series B, 5.00%, 7/1/2023	11,000,000	12,541,650
Series B, 5.00%, 7/1/2024	19,000,000	22,385,420
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2021	315,000	333,594
Series A, 5.00%, 7/1/2022	25,530,000	28,018,664
Series A, 5.00%, 7/1/2023	20,450,000	23,217,703
Series A, 5.00%, 7/1/2024	12,130,000	14,215,390
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,585,180
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,379,350
San Diego County, CA, Unified School District Revenue 4.00%, 7/1/2021	15,000,000	15,688,650
San Diego County, CA, Water Authority Financing Corp., Revenue Series S1, 5.00%, 5/1/2021	28,285,000	29,672,662
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue Series C, 2.13%, 10/1/2048 (a)	15,000,000	15,440,700
Santa Monica-Malibu, CA, Unified School District, General Obligation 4.00%, 8/1/2021	15,405,000	16,158,921
Other Securities		235,306,105
		729,798,727
COLORADO — 1.0%
Other Securities		37,769,338
CONNECTICUT — 1.9%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	14,900,027
Series A-4-, 2.00%, 7/1/2049 (a)	5,000,000	5,079,900
Series C-2, 5.00%, 7/1/2057 (a)	32,130,000	35,793,463
Series U-1-, 2.00%, 7/1/2033 (a)	6,790,000	6,901,220
See accompanying notes to financial statements.
23

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series U-2-, 2.00%, 7/1/2033 (a)	$ 6,475,000	$ 6,579,701
Other Securities		3,291,803
		72,546,114
DELAWARE — 0.4%
Other Securities		17,228,546
DISTRICT OF COLUMBIA — 1.1%
Other Securities		41,788,805
FLORIDA — 3.2%
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	140,000	142,285
Series A, 5.00%, 6/1/2023	4,495,000	5,086,182
Series A, 5.00%, 7/1/2023	2,000,000	2,268,460
Series B, 5.00%, 6/1/2023	5,160,000	5,838,643
Series B, 5.00%, 6/1/2024	7,775,000	9,080,811
Series C, 5.00%, 6/1/2020	150,000	152,448
Series C, 5.00%, 6/1/2024	3,940,000	4,601,723
Series D, 5.00%, 6/1/2021	2,080,000	2,195,981
Series D, 5.00%, 6/1/2024	8,380,000	9,787,421
Series E, 5.00%, 6/1/2022	125,000	136,719
Florida, State Department of Management Services Revenue Series A, 5.00%, 9/1/2022	13,315,000	14,683,383
Palm Beach County, School District Series A, 5.00%, 8/1/2023	12,045,000	13,666,739
Other Securities		51,762,996
		119,403,791
GEORGIA — 2.4%
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2023	5,000,000	5,595,900
Series A-1, 5.00%, 2/1/2022	11,335,000	12,252,342
Series A-1, 5.00%, 2/1/2023	500,000	559,590
Series C, 5.00%, 7/1/2022	11,700,000	12,834,432
Series C-1, 5.00%, 1/1/2023	4,000,000	4,464,320
Series C-1, 5.00%, 7/1/2023	10,000,000	11,346,000
Series E, 5.00%, 12/1/2021	545,000	585,837
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,960,750
Other Securities		27,615,859
		91,215,030
See accompanying notes to financial statements.
24

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
HAWAII — 1.2%
Other Securities		$ 45,121,239
ILLINOIS — 0.9%
Other Securities		32,396,517
INDIANA — 0.4%
Other Securities		13,879,300
IOWA — 0.5%
Other Securities		17,872,128
KANSAS — 0.5%
Other Securities		17,844,331
KENTUCKY — 0.0% (b)
Other Securities		902,094
LOUISIANA — 0.2%
Other Securities		7,786,367
MAINE — 0.2%
Other Securities		6,801,280
MARYLAND — 5.3%
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	$ 4,000,000	4,193,760
5.00%, 9/1/2020	100,000	102,594
5.00%, 2/1/2021	1,625,000	1,693,591
5.00%, 12/15/2021	890,000	957,676
5.00%, 5/1/2022	9,705,000	10,576,703
5.00%, 9/1/2022	15,010,000	16,548,525
5.00%, 5/1/2023	8,240,000	9,289,694
5.00%, 6/1/2023	2,410,000	2,724,384
5.00%, 11/1/2023	5,005,000	5,733,628
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	164,554
5.00%, 6/1/2022	14,200,000	15,524,150
5.00%, 3/1/2023	100,000	104,545
5.00%, 6/1/2023	13,535,000	15,305,378
5.00%, 3/1/2024	100,000	104,545
Series A, 5.00%, 8/1/2021	2,135,000	2,266,601
Series A, 5.00%, 3/1/2022	5,075,000	5,499,676
Series A, 5.00%, 3/15/2022	200,000	217,034
Series A, 5.00%, 8/1/2022	5,015,000	5,514,544
Series A, 5.00%, 3/1/2023	1,420,000	1,592,686
Series A, 5.00%, 3/15/2023	300,000	336,912
See accompanying notes to financial statements.
25

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2023	$ 1,200,000	$ 1,364,280
Series A, 5.00%, 3/15/2024	10,000,000	11,589,700
Series B, 5.00%, 8/1/2022	10,700,000	11,765,827
Series C, 5.00%, 8/1/2020	100,000	102,274
Montgomery County, MD, General Obligation Series A, 5.00%, 11/1/2023	15,765,000	18,066,375
Prince George County, MD, General Obligation Series A, 5.00%, 7/15/2024	14,860,000	17,399,574
Other Securities		42,302,721
		201,041,931
MASSACHUSETTS — 4.2%
Massachusetts, State General Obligation:
Series A, 5.00%, 3/1/2021	10,135,000	10,594,420
Series A, 5.00%, 7/1/2022	2,875,000	3,153,760
Series A, 5.00%, 3/1/2023	520,000	583,580
Series A, 5.00%, 7/1/2023	2,000,000	2,269,200
Series A, 5.00%, 1/1/2024	3,675,000	4,235,217
Series B, 5.00%, 7/1/2023	2,250,000	2,552,850
Series C, 5.00%, 10/1/2022	7,930,000	8,774,704
Series C, 5.00%, 2/1/2023	6,725,000	7,526,486
Series D-2-R, 1.70%, 8/1/2043 (a)	14,700,000	14,885,367
Series E, 3.00%, 12/1/2023	8,000,000	8,584,320
Series E, 5.00%, 11/1/2022	9,690,000	10,753,090
Series E, 5.00%, 11/1/2023	5,720,000	6,559,639
Other Securities		76,259,346
		156,731,979
MICHIGAN — 0.8%
Other Securities		28,628,010
MINNESOTA — 1.6%
Minnesota, State General Obligation Series A, 5.00%, 8/1/2022	13,070,000	14,371,903
Other Securities		44,461,729
		58,833,632
MISSISSIPPI — 0.2%
Other Security		5,972,514
MISSOURI — 0.3%
Other Securities		10,089,992
NEBRASKA — 0.2%
Other Securities		7,947,007
See accompanying notes to financial statements.
26

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
NEVADA — 0.9%
Other Securities		$ 34,991,653
NEW JERSEY — 0.4%
Other Securities		14,865,944
NEW MEXICO — 1.0%
Other Securities		39,408,843
NEW YORK — 14.9%
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	$ 15,000,000	16,650,000
5.00%, 8/1/2023	4,300,000	4,888,670
Series A-1, 5.00%, 8/1/2022	100,000	110,041
Series A-1, 5.00%, 8/1/2023	6,120,000	6,957,828
Series A-1, 5.00%, 8/1/2024	1,000,000	1,172,960
Series C, 5.00%, 11/1/2020	150,000	154,907
Series C, 5.00%, 11/1/2021	5,625,000	6,026,119
Series C, 5.00%, 11/1/2022	3,695,000	4,101,450
Series C, 5.00%, 11/1/2023	4,560,000	5,225,669
Series C-1, 5.00%, 5/1/2021	695,000	731,091
Series C-1, 5.00%, 11/1/2021	7,000,000	7,499,170
Series C-1, 5.00%, 5/1/2023	16,000,000	18,043,840
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,419
Series A, 5.00%, 8/1/2021	1,500,000	1,591,485
Series A, 5.00%, 8/1/2022	20,850,000	22,915,609
Series A, 5.00%, 8/1/2023	17,615,000	20,006,589
Series C, 5.00%, 8/1/2020	135,000	138,047
Series C, 5.00%, 8/1/2021	1,500,000	1,591,485
Series C, 5.00%, 8/1/2022	16,420,000	18,046,729
Series C, 5.00%, 8/1/2023	3,540,000	4,020,626
Series E, 5.00%, 8/1/2020	275,000	281,207
Series E, 5.00%, 8/1/2021	11,180,000	11,861,868
Series E, 5.00%, 8/1/2022	740,000	813,312
Series E, 5.00%, 8/1/2023	5,000,000	5,678,850
Series E, 5.00%, 8/1/2024	17,500,000	20,492,675
Series G, 5.00%, 8/1/2020	120,000	122,708
Series J, 4.00%, 8/1/2021	3,045,000	3,183,213
Subseries D, 5.00%, 8/1/2038 (a)	20,000,000	22,615,800
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2022	15,600,000	16,878,888
See accompanying notes to financial statements.
27

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2022	$ 330,000	$ 358,106
Series A, 5.00%, 3/15/2023	4,930,000	5,531,805
Series A, 5.00%, 2/15/2024	9,500,000	10,969,840
Series A, 5.00%, 3/15/2024	5,000,000	5,788,400
Series B, 5.00%, 2/15/2022	3,600,000	3,895,128
Series B, 5.00%, 2/15/2023	1,500,000	1,678,530
Series D, 5.00%, 2/15/2021	5,255,000	5,487,166
Series D, 5.00%, 2/15/2022	13,275,000	14,363,284
Series D, 5.00%, 2/15/2023	8,900,000	9,959,278
Series E, 5.00%, 3/15/2024	1,800,000	2,083,824
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2021	16,690,000	17,479,938
Series A, 5.00%, 3/15/2022	23,500,000	25,522,880
Series A, 5.00%, 3/15/2023	27,100,000	30,435,468
Series A, 5.00%, 3/15/2024	700,000	811,629
Series C, 5.00%, 3/15/2022	1,000,000	1,086,080
Series C, 5.00%, 3/15/2023	255,000	286,385
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,127,713
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2021	375,000	392,749
Series A, 5.00%, 3/15/2022	23,740,000	25,767,396
Series A, 5.00%, 3/15/2023	5,075,000	5,696,180
Series A, 5.00%, 3/15/2024	5,000,000	5,792,850
Series A-, 5.00%, 3/15/2021	10,140,000	10,619,926
Series A-, 5.00%, 3/15/2023	5,880,000	6,599,712
Series A-, 5.00%, 3/15/2024	13,430,000	15,559,595
Series A-BIDDING GROUP 1, 5.00%, 3/15/2021	4,990,000	5,226,177
Series A-BIDDING GROUP 1, 5.00%, 3/15/2022	15,000,000	16,277,550
Series E, 5.00%, 3/15/2023	125,000	140,300
Other Securities		105,634,513
		559,474,657
NORTH CAROLINA — 2.0%
North Carolina, State General Obligation Series A, 5.00%, 6/1/2023	15,000,000	16,972,800
Other Securities		59,189,120
		76,161,920
OHIO — 2.0%
Other Securities		77,156,943
OKLAHOMA — 0.5%
Other Securities		18,464,510
See accompanying notes to financial statements.
28

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
OREGON — 1.2%
Other Securities		$ 44,715,042
PENNSYLVANIA — 2.6%
Pennsylvania, State General Obligation:
5.00%, 3/15/2021	$ 230,000	240,718
5.00%, 9/15/2021	16,565,000	17,655,639
5.00%, 3/15/2022	1,000,000	1,083,120
5.00%, 7/15/2022	16,455,000	18,027,111
5.00%, 8/15/2022	7,070,000	7,767,314
5.00%, 8/15/2023	15,455,000	17,527,824
5.00%, 1/1/2024	605,000	694,159
Series D, 5.00%, 8/15/2022	200,000	219,726
Series REF, 5.00%, 1/15/2021	13,470,000	14,011,090
Series REF, 5.00%, 1/15/2022	700,000	753,837
Series REF, 5.00%, 1/15/2023	9,500,000	10,577,300
Series REF, 5.00%, 1/15/2024	5,260,000	6,042,320
Other Securities		2,092,728
		96,692,886
RHODE ISLAND — 0.2%
Other Securities		7,432,216
SOUTH CAROLINA — 0.3%
Other Securities		11,804,694
TENNESSEE — 0.8%
Other Securities		28,525,539
TEXAS — 12.3%
Dallas, TX, General Obligation 5.00%, 2/15/2024	15,100,000	17,343,558
Dallas, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	11,945,000	14,176,804
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2021	505,000	526,007
5.00%, 2/1/2022	4,410,000	4,762,293
5.00%, 2/1/2023	10,300,000	11,507,572
5.00%, 2/1/2024	8,505,000	9,794,103
Series B-REMK 9/, 2.00%, 2/1/2033 (a)	375,000	378,394
Series D, 3.00%, 12/1/2045 (a)	16,375,000	16,633,725
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (a)	32,500,000	34,197,150
See accompanying notes to financial statements.
29

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Other Securities		$ 354,204,740
		463,524,346
UTAH — 0.6%
Other Securities		24,143,319
VIRGINIA — 3.3%
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	$ 12,925,000	13,962,619
Series A, 5.00%, 2/1/2021	235,000	244,919
Series A, 5.00%, 2/1/2022	600,000	648,168
Series A, 5.00%, 2/1/2023	16,915,000	18,914,522
Series B, 5.00%, 9/1/2022	440,000	485,100
Series B, 5.00%, 2/1/2023	6,020,000	6,731,624
Series B, 5.00%, 9/1/2024	300,000	352,179
Series D, 5.00%, 2/1/2022	130,000	140,436
Series E, 5.00%, 2/1/2023	5,000,000	5,591,050
Series E, 5.00%, 2/1/2024	4,000,000	4,613,160
Other Securities		72,044,171
		123,727,948
WASHINGTON — 3.5%
Washington, State General Obligation:
5.00%, 7/1/2023	2,030,000	2,300,254
Series 2016A, 5.00%, 7/1/2021	8,060,000	8,529,576
Series 2016A, 5.00%, 7/1/2022	17,135,000	18,783,044
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,972,413
Series B, 5.00%, 8/1/2021	1,490,000	1,581,605
Series B, 5.00%, 7/1/2022	500,000	548,090
Series B, 5.00%, 7/1/2023	2,000,000	2,266,260
Series C, 5.00%, 2/1/2024	11,860,000	13,693,437
Series R-2015, 5.00%, 7/1/2021	285,000	301,604
Series R-2015-C, 5.00%, 7/1/2022	255,000	279,526
Series R-2017A, 5.00%, 8/1/2020	270,000	276,110
Series R-2017A, 5.00%, 8/1/2021	7,650,000	8,120,322
Series R-2020A, 5.00%, 1/1/2023	505,000	562,833
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,803,198
Series R-F, 5.00%, 7/1/2021	100,000	105,826
Series R-F, 5.00%, 7/1/2022	885,000	970,119
Series R-G, 4.00%, 7/1/2022	2,390,000	2,561,196
Other Securities		53,762,071
		132,417,484
See accompanying notes to financial statements.
30

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
WEST VIRGINIA — 0.3%
Other Securities		$ 10,233,946
WISCONSIN — 2.4%
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2021	$ 185,000	198,227
Series 1, 5.00%, 11/1/2022	250,000	277,352
Series 1, 5.00%, 11/1/2023	2,500,000	2,865,975
Series 2, 5.00%, 11/1/2022	14,070,000	15,609,399
Series 2, 5.00%, 11/1/2023	13,745,000	15,757,131
Series A, 5.00%, 5/1/2022	125,000	136,287
Series A, 5.00%, 5/1/2023	8,685,000	9,787,100
Series A, 5.00%, 5/1/2027	2,500,000	2,812,450
Series A, 5.00%, 5/1/2034	645,000	725,612
Series B, 5.00%, 5/1/2021	175,000	184,112
Series C, 5.00%, 5/1/2023	2,700,000	3,045,843
Series D, 5.00%, 5/1/2021	8,065,000	8,484,944
Other Securities		31,232,405
		91,116,837
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,656,556,328)		3,707,827,455
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (d) (e) (Cost $13,757,152)	13,757,152	13,757,152
TOTAL INVESTMENTS — 99.0% (Cost $3,670,313,480)		3,721,584,607
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		38,154,871
NET ASSETS — 100.0%		$ 3,759,739,478
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

See accompanying notes to financial statements.
31

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	0.4%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,707,827,455	$—	$3,707,827,455
Short-Term Investment	13,757,152	—	—	13,757,152
TOTAL INVESTMENTS	$13,757,152	$3,707,827,455	$—	$3,721,584,607
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,695,980	$10,695,980	$343,075,627	$340,014,455	$—	$—	13,757,152	$13,757,152	$114,390
See accompanying notes to financial statements.
32

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
ASSETS
Investments in unaffiliated issuers, at value	$2,880,817,317	$3,707,827,455
Investments in affiliated issuers, at value	4,660,629	13,757,152
Total Investments	2,885,477,946	3,721,584,607
Cash	3	1,664,148
Dividends receivable — affiliated issuers	7,650	23,914
Interest receivable — unaffiliated issuers	33,764,655	47,521,516
Receivable from Adviser	178,888	—
Other Receivable	385	—
TOTAL ASSETS	2,919,429,527	3,770,794,185
LIABILITIES
Payable for investments purchased	3,247,655	10,409,150
Advisory fee payable	736,586	633,397
Trustees’ fees and expenses payable	8,806	12,160
TOTAL LIABILITIES	3,993,047	11,054,707
NET ASSETS	$2,915,436,480	$3,759,739,478
NET ASSETS CONSIST OF:
Paid-in Capital	$2,780,668,078	$3,718,437,745
Total distributable earnings (loss)	134,768,402	41,301,733
NET ASSETS	$2,915,436,480	$3,759,739,478
NET ASSET VALUE PER SHARE
Net asset value per share	$ 50.66	$ 49.05
Shares outstanding (unlimited amount authorized, $0.01 par value)	57,551,036	76,651,082
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,748,445,410	$3,656,556,328
Investments in affiliated issuers	4,660,629	13,757,152
Total cost of investments	$2,753,106,039	$3,670,313,480
See accompanying notes to financial statements.
33

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$34,188,800	$28,851,335
Dividend income — affiliated issuers	54,116	114,390
TOTAL INVESTMENT INCOME (LOSS)	34,242,916	28,965,725
EXPENSES
Advisory fee	4,392,331	3,671,641
Trustees’ fees and expenses	24,523	30,833
Miscellaneous expenses	2,192	2,843
TOTAL EXPENSES	4,419,046	3,705,317
Expenses waived/reimbursed by the Adviser	(1,051,592)	—
NET EXPENSES	3,367,454	3,705,317
NET INVESTMENT INCOME (LOSS)	$30,875,462	$25,260,408
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,495,321	2,830,037
In-kind redemptions — unaffiliated issuers	4,433,666	681,994
Net realized gain (loss)	10,928,987	3,512,031
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	18,935,608	10,504,025
NET REALIZED AND UNREALIZED GAIN (LOSS)	29,864,595	14,016,056
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$60,740,057	$39,276,464
See accompanying notes to financial statements.
34

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 30,875,462	$ 63,655,094
Net realized gain (loss)	10,928,987	(3,773,964)
Net change in unrealized appreciation/depreciation	18,935,608	126,315,005
Net increase (decrease) in net assets resulting from operations	60,740,057	186,196,135
Net equalization credits and charges	(52,469)	155,355
Distributions to shareholders	(36,162,516)	(63,539,157)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	65,908,442	733,712,318
Cost of shares redeemed	(101,418,341)	(626,611,553)
Net income equalization	52,469	(155,355)
Other Capital	1,548	16,066
Net increase (decrease) in net assets from beneficial interest transactions	(35,455,882)	106,961,476
Net increase (decrease) in net assets during the period	(10,930,810)	229,773,809
Net assets at beginning of period	2,926,367,290	2,696,593,481
NET ASSETS AT END OF PERIOD	$2,915,436,480	$2,926,367,290
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,300,000	15,300,000
Shares redeemed	(2,000,000)	(13,100,000)
Net increase (decrease)	(700,000)	2,200,000
See accompanying notes to financial statements.
35

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 25,260,408	$ 49,372,136
Net realized gain (loss)	3,512,031	(8,714,898)
Net change in unrealized appreciation/depreciation	10,504,025	78,817,800
Net increase (decrease) in net assets resulting from operations	39,276,464	119,475,038
Net equalization credits and charges	84,247	(71,715)
Distributions to shareholders	(30,243,257)	(48,718,512)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	181,377,792	283,155,623
Cost of shares redeemed	(44,190,817)	(394,531,921)
Net income equalization	(84,247)	71,715
Other Capital	5,088	38,883
Net increase (decrease) in net assets from beneficial interest transactions	137,107,816	(111,265,700)
Net increase (decrease) in net assets during the period	146,225,270	(40,580,889)
Net assets at beginning of period	3,613,514,208	3,654,095,097
NET ASSETS AT END OF PERIOD	$3,759,739,478	$3,613,514,208
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,700,000	5,900,000
Shares redeemed	(900,000)	(8,200,000)
Net increase (decrease)	2,800,000	(2,300,000)
See accompanying notes to financial statements.
36

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 50.24	$ 48.11	$ 48.77	$ 50.59	$ 47.52	$ 47.44
Income (loss) from investment operations:
Net investment income (loss) (b)	0.54	1.10	1.06	1.05	1.09	1.14
Net realized and unrealized gain (loss) (c)	0.51	2.13	(0.67)	(1.75)	3.11	0.06
Total from investment operations	1.05	3.23	0.39	(0.70)	4.20	1.20
Net equalization credits and charges (b)	(0.00)(d)	0.00(d)	0.01	0.01	0.02	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.63)	(1.10)	(1.06)	(1.04)	(1.10)	(1.14)
Net realized gains	—	—	—	(0.09)	(0.05)	—
Total distributions	(0.63)	(1.10)	(1.06)	(1.13)	(1.15)	(1.14)
Net asset value, end of period	$ 50.66	$ 50.24	$ 48.11	$ 48.77	$ 50.59	$ 47.52
Total return (e)	2.10%	6.82%	0.81%	(1.34)%	9.02%	2.56%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,915,436	$2,926,367	$2,696,593	$2,411,847	$1,950,478	$1,304,277
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%	0.30%	0.30%	0.30%
Net expenses	0.23%(f)	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income (loss)	2.11%(f)	2.27%	2.19%	2.15%	2.23%	2.37%
Portfolio turnover rate (g)	8%(h)	22%	20%	23%	21%	20%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
37

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 48.93	$ 47.98	$ 48.54	$ 49.07	$ 48.50	$ 48.72
Income (loss) from investment operations:
Net investment income (loss) (b)	0.34	0.65	0.54	0.49	0.46	0.44
Net realized and unrealized gain (loss) (c)	0.19	0.94	(0.57)	(0.52)	0.57	(0.22)
Total from investment operations	0.53	1.59	(0.03)	(0.03)	1.03	0.22
Net equalization credits and charges (b)	0.00(d)	(0.00)(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.41)	(0.64)	(0.53)	(0.48)	(0.46)	(0.44)
Net realized gains	—	—	—	(0.02)	—	(0.00)(d)
Total distributions	(0.41)	(0.64)	(0.53)	(0.50)	(0.46)	(0.44)
Net asset value, end of period	$ 49.05	$ 48.93	$ 47.98	$ 48.54	$ 49.07	$ 48.50
Total return (e)	1.08%	3.34%	(0.06)%	(0.04)%	2.13%	0.46%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,759,739	$3,613,514	$3,654,095	$3,458,648	$2,966,297	$2,609,387
Ratios to average net assets:
Total expenses	0.20%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	1.38%(f)	1.36%	1.11%	1.01%	0.94%	0.91%
Portfolio turnover rate (g)	15%(h)	35%	27%	32%	23%	23%
(a)	On March 15, 2016, the SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF underwent a 1-for-2 reverse share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
38

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
39

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within
40

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Summary Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
41

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	0.30%
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	0.20
The Adviser pays all the expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses, and other extraordinary expenses.
42

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
For the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, the Adviser has contractually agreed to waive a portion of its management fee and/or reimburse certain expenses, until October 31, 2020, so that the net annual fund operating expenses of the Fund will be limited to 0.23% of the Fund’s average daily net assets before application of any fees and expenses not paid by the Adviser under the Agreement (except for acquired fund fees and expenses from holdings in acquired funds for non-cash management purposes, if any). The contractual fee waiver and/or reimbursement does not provide for the recoupment by the Adviser of any fees the Adviser previously waived. The Adviser may continue the waiver and/or reimbursement from year to year, but there is no guarantee that the Adviser will do so and the waiver and/or reimbursement may be canceled or modified at any time after October 31, 2020. This waiver and/or reimbursement may not be terminated prior to October 31, 2020 except with the approval of the Board. The total amount of expenses waived for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF for the period ended December 31, 2019 has been disclosed in the Statements of Operations.
Nuveen Asset Management receives fees from the Adviser for its services as the sub-adviser to the Funds.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
43

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	Purchases	Sales
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$224,364,742	$228,290,410
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	601,999,727	553,752,750
For the period ended December 31, 2019, Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$ 64,829,897	$101,266,587	$4,433,666
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	173,154,397	43,774,053	681,994
6.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for
44

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	$2,752,571,651	$133,598,218	$691,923	$132,906,295
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF	3,670,091,901	51,879,934	387,228	51,492,706
8.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
45

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The following Funds participate in the credit facility as of December 31, 2019:
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2019.
9.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
10.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
46

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
47

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

	SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF(a)
Annualized Expense Ratio	0.23%	0.20%
Actual:
Ending Account Value	$1,021.00	$1,010.80
Expenses Paid During Period	1.17	1.01
Hypothetical (assuming a 5% return before expenses):
Ending Account Value	1,024.00	1,024.10
Expenses Paid During Period	1.17	1.02
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
48

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
49

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’ website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF
SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF
50

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.spdrs.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
SSGA Funds Management Inc. has retained Nuveen Asset Management as the sub-adviser for the SPDR Nuveen Bloomberg Barclays Municipal Bond ETF and SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRMUNISAR

Semi-Annual Report
December 31, 2019
SPDR® Series Trust - Fixed Income Funds
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SPDR Portfolio Intermediate Term Treasury ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SPDR Portfolio High Yield Bond ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SPDR Portfolio Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SPDR Portfolio Mortgage Backed Bond ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund (or from your financial intermediary, such as a broker-dealer or bank). Instead, the reports will be made available on a Fund’s website (www.spdrs.com), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

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SPDR Portfolio Aggregate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Treasury Bonds 4.63% 2/15/2040	1.5%
Treasury Notes 1.63% 11/30/2026	0.9
Treasury Notes 2.75% 5/31/2023	0.7
Treasury Notes 2.63% 1/31/2026	0.7
Federal National Mortgage Association TBA 3.00% 1/1/2050	0.6
TOTAL	4.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
U.S. Treasury Obligations	38.8%
U.S. Government Agency Obligations	28.7
Corporate Bonds & Notes	26.1
Foreign Government Obligations	3.6
Mortgage-Backed Securities	1.2
Municipal Bonds & Notes	0.5
Asset-Backed Securities	0.4
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(5.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
1

SPDR Portfolio Intermediate Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Goldman Sachs Group, Inc. 4.22% 5/1/2029	0.2%
CVS Health Corp. 4.30% 3/25/2028	0.2
Allergan Funding SCS 3.45% 3/15/2022	0.2
Visa, Inc. 3.15% 12/14/2025	0.2
HSBC Holdings PLC 2.63% 11/7/2025	0.2
TOTAL	1.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.0)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2019

% of Total Investments
Financial	37.9%
Consumer, Non-cyclical	16.2
Energy	8.0
Technology	7.3
Industrial	7.3
Consumer, Cyclical	6.7
Communications	6.3
Utilities	4.9
Basic Materials	2.4
Short-Term Investments	3.0
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
2

SPDR Portfolio Long Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/2046	0.6%
Goldman Sachs Group, Inc. 6.75% 10/1/2037	0.5
CVS Health Corp. 5.05% 3/25/2048	0.4
GE Capital International Funding Co. 4.42% 11/15/2035	0.4
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	0.3
TOTAL	2.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	98.9%
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2019

% of Total Investments
Consumer, Non-cyclical	21.9%
Financial	15.7
Communications	15.3
Utilities	12.2
Energy	10.4
Industrial	8.6
Technology	6.4
Consumer, Cyclical	4.7
Basic Materials	3.6
Short-Term Investments	1.2
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
3

SPDR Portfolio Long Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Treasury Bonds 3.38% 11/15/2048	3.8%
Treasury Bonds 3.00% 2/15/2049	3.5
Treasury Bonds 3.00% 8/15/2048	3.3
Treasury Bonds 2.88% 5/15/2049	3.3
Treasury Bonds 3.63% 2/15/2044	3.0
TOTAL	16.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
U.S. Treasury Obligations	99.3%
Short-Term Investments	5.6
Liabilities in Excess of Other Assets	(4.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

SPDR Portfolio Short Term Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Morgan Stanley 2.75% 5/19/2022	0.6%
AbbVie, Inc. 2.30% 11/21/2022	0.6
Oracle Corp. 1.90% 9/15/2021	0.5
Goldman Sachs Group, Inc. 2.88% 10/31/2022	0.4
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.00% 1/15/2022	0.4
TOTAL	2.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	99.1%
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2019

% of Net Assets
Financial	42.7%
Consumer, Non-cyclical	15.1
Consumer, Cyclical	7.9
Technology	7.7
Industrial	7.7
Energy	6.4
Communications	5.5
Utilities	4.7
Basic Materials	1.4
Short-Term Investments	3.0
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
5

SPDR Portfolio Short Term Treasury ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Treasury Notes 1.63% 11/15/2022	2.4%
Treasury Notes 2.25% 4/30/2021	2.2
Treasury Notes 1.75% 7/31/2021	2.2
Treasury Notes 2.00% 11/30/2022	2.1
Treasury Notes 2.25% 3/31/2021	2.0
TOTAL	10.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
U.S. Treasury Obligations	99.5%
Short-Term Investment	0.2
Other Assets in Excess of Liabilities	0.3
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
6

SPDR Portfolio TIPS ETF (Formerly, SPDR Bloomberg Barclays TIPS ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Treasury Inflation Protected Indexed Notes 0.63% 4/15/2023	3.5%
Treasury Inflation Protected Indexed Notes 0.13% 4/15/2021	3.5
Treasury Inflation Protected Indexed Notes 0.63% 1/15/2026	3.3
Treasury Inflation Protected Indexed Notes 0.38% 7/15/2023	3.3
Treasury Inflation Protected Indexed Notes 0.13% 1/15/2023	3.2
TOTAL	16.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
U.S. Treasury Obligations	99.7%
Short-Term Investments	5.5
Liabilities in Excess of Other Assets	(5.2)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
7

SPDR Portfolio Intermediate Term Treasury ETF (Formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Treasury Notes 2.88% 8/15/2028	2.0%
Treasury Notes 2.63% 2/15/2029	1.9
Treasury Notes 2.88% 5/15/2028	1.9
Treasury Notes 3.13% 11/15/2028	1.8
Treasury Notes 2.13% 5/15/2025	1.8
TOTAL	9.4%
(The ten largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
U.S. Treasury Obligations	99.4%
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.8)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

SPDR Portfolio High Yield Bond ETF (Formerly, SPDR ICE Bofaml Broad High Yield Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Weatherford International, Ltd. 11.00% 12/1/2024	0.9%
Altice France SA 7.38% 5/1/2026	0.5
CHS/Community Health Systems, Inc. 6.25% 3/31/2023	0.5
Sprint Corp. 7.88% 9/15/2023	0.5
T-Mobile USA, Inc. 6.50% 1/15/2026	0.4
TOTAL	2.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	98.2%
Common Stocks	0.1
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(5.9)
TOTAL	100.0%
(The Fund's asset allocation is expressed as a percentage of net assets and may change over time.)
Sector Breakdown as of December 31, 2019

% of Total Investments
Communications	20.5%
Consumer, Cyclical	15.5
Consumer, Non-cyclical	14.0
Energy	12.7
Industrial	9.8
Financial	9.2
Basic Materials	4.8
Technology	3.7
Utilities	2.5
Diversified	0.1
Short-Term Investments	7.2
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
9

SPDR Portfolio Corporate Bond ETF (Formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
CVS Health Corp. 4.78% 3/25/2038	0.4%
Goldman Sachs Group, Inc. 3.00% 4/26/2022	0.4
Apple, Inc. 2.70% 5/13/2022	0.4
Bank of America Corp. 3.50% 5/17/2022	0.4
Ford Motor Credit Co. LLC 3.34% 3/18/2021	0.4
TOTAL	2.0%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of December 31, 2019

% of Net Assets
Corporate Bonds & Notes	99.0%
Short-Term Investments	2.0
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%
Sector Breakdown as of December 31, 2019

% of Total Investments
Financial	31.0%
Consumer, Non-cyclical	18.2
Communications	9.6
Energy	8.8
Industrial	7.8
Utilities	7.5
Technology	6.8
Consumer, Cyclical	5.5
Basic Materials	2.8
Short-Term Investments	2.0
TOTAL	100.0%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.
10

SPDR Portfolio Mortgage Backed Bond ETF (Formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
Portfolio Statistics (Unaudited)
Top Five Holdings as of December 31, 2019

Description	% of Net Assets
Federal National Mortgage Association TBA 3.00% 1/1/2050	2.4%
Government National Mortgage Association TBA 3.00% 1/1/2050	1.9
Federal National Mortgage Association 3.00% 11/1/2049	1.7
Federal National Mortgage Association 3.00% 7/1/2047	1.3
Federal National Mortgage Association TBA 2.50% 1/1/2035	1.3
TOTAL	8.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Allocation by Issuer as of December 31, 2019

Description	% of Total Investments
Federal National Mortgage Association	47.4%
Government National Mortgage Association	26.0
Federal Home Loan Mortgage Corp.	18.7
TOTAL	92.1%
(The Fund's asset allocation is expressed as a percentage of total investments and may change over time.)
See accompanying notes to financial statements.
11

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.1%
ADVERTISING — 0.0% (a)
Other Securities		$ 1,322,416
AEROSPACE & DEFENSE — 0.5%
Other Securities		21,545,527
AGRICULTURE — 0.3%
Other Securities		15,782,758
AIRLINES — 0.1%
Other Securities		4,624,061
APPAREL — 0.0% (a)
Other Securities		1,420,594
AUTO MANUFACTURERS — 0.5%
Other Securities		24,022,353
AUTO PARTS & EQUIPMENT — 0.0% (a)
Other Securities		1,558,067
BANKS — 5.4%
Other Securities		257,644,517
BEVERAGES — 0.7%
Other Securities		31,419,156
BIOTECHNOLOGY — 0.3%
Other Securities		11,871,207
BUILDING MATERIALS — 0.1%
Other Securities		3,648,421
CHEMICALS — 0.4%
Other Securities		19,573,453
COMMERCIAL SERVICES — 0.2%
Other Securities		11,223,924
COMPUTERS — 0.7%
Other Securities		32,028,828
COSMETICS/PERSONAL CARE — 0.1%
Other Securities		5,427,238
DISTRIBUTION & WHOLESALE — 0.0% (a)
Other Securities		750,665
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Other Securities		39,610,811
ELECTRIC — 1.9%
Other Securities		90,083,971
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Other Security		151,614
Security Description	Principal Amount	Value
ELECTRONICS — 0.1%
Other Securities		$ 6,120,133
ENGINEERING & CONSTRUCTION — 0.0% (a)
Other Security		101,588
ENVIRONMENTAL CONTROL — 0.1%
Other Securities		4,055,999
FOOD — 0.4%
Other Securities		19,794,769
FOREST PRODUCTS & PAPER — 0.1%
Other Securities		4,853,338
GAS — 0.1%
Other Securities		6,496,784
HAND & MACHINE TOOLS — 0.0% (a)
Other Securities		1,378,611
HEALTH CARE PRODUCTS — 0.3%
Other Securities		14,017,658
HEALTH CARE SERVICES — 0.6%
Other Securities		30,207,828
HOME BUILDERS — 0.0% (a)
Other Securities		349,341
HOME FURNISHINGS — 0.0% (a)
Other Securities		1,370,932
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Other Securities		1,787,674
INSURANCE — 0.9%
Other Securities		41,657,631
INTERNET — 0.3%
Other Securities		14,626,718
INVESTMENT COMPANY SECURITY — 0.1%
Other Securities		2,280,453
IRON/STEEL — 0.1%
Other Securities		4,830,234
LEISURE TIME — 0.0% (a)
Other Securities		789,399
LODGING — 0.1%
Other Securities		4,953,992

See accompanying notes to financial statements.
12

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
Other Securities		$ 5,314,867
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		8,277,263
MEDIA — 0.9%
Other Securities		43,559,228
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		2,071,337
MINING — 0.2%
Other Securities		7,609,437
MISCELLANEOUS MANUFACTURER — 0.3%
Other Securities		13,200,636
OFFICE FURNISHINGS — 0.0% (a)
Other Security		504,172
OIL & GAS — 1.5%
Other Securities		72,802,116
OIL & GAS SERVICES — 0.1%
Other Securities		4,709,928
PACKAGING & CONTAINERS — 0.1%
Other Securities		2,209,802
PHARMACEUTICALS — 1.7%
Other Securities		78,813,304
PIPELINES — 1.0%
Other Securities		47,949,071
REAL ESTATE — 0.0% (a)
Other Security		353,693
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Other Securities		48,322,146
RETAIL — 0.7%
Other Securities		34,092,001
SAVINGS & LOANS — 0.0% (a)
Other Security		109,540
SEMICONDUCTORS — 0.5%
Other Securities		21,177,294
SHIPBUILDING — 0.0% (a)
Other Security		165,609
SOFTWARE — 0.6%
Other Securities		30,053,242
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 1.2%
Other Securities		$ 58,931,795
TEXTILES — 0.0% (a)
Other Security		313,056
TOYS/GAMES/HOBBIES — 0.0% (a)
Other Securities		1,029,584
TRANSPORTATION — 0.6%
Other Securities		25,706,769
TRUCKING & LEASING — 0.0% (a)
Other Securities		868,785
WATER — 0.1%
Other Securities		2,517,887
TOTAL CORPORATE BONDS & NOTES (Cost $1,186,408,494)		1,244,045,225
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Other Securities		10,171,425
CREDIT CARD — 0.2%
Other Securities		9,286,734
TOTAL ASSET-BACKED SECURITIES (Cost $19,211,630)		19,458,159
FOREIGN GOVERNMENT OBLIGATIONS — 3.6%
AUSTRIA — 0.0% (a)
Other Securities		1,399,626
CANADA — 0.3%
Other Securities		15,861,076
CHILE — 0.1%
Other Securities		2,962,104
COLOMBIA — 0.1%
Other Securities		6,949,629
GERMANY — 0.5%
Other Securities		23,426,761
HUNGARY — 0.1%
Other Securities		2,898,300
INDONESIA — 0.0% (a)
Other Securities		2,488,757
ISRAEL — 0.0% (a)
Other Securities		2,454,124
ITALY — 0.0% (a)
Other Securities		2,365,040
JAPAN — 0.2%
Other Securities		8,034,224

See accompanying notes to financial statements.
13

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MEXICO — 0.2%
Other Securities		$ 11,089,078
PANAMA — 0.1%
Other Securities		3,831,039
PERU — 0.1%
Other Securities		2,584,058
PHILIPPINES — 0.1%
Other Securities		6,400,384
POLAND — 0.1%
Other Securities		2,851,828
SOUTH KOREA — 0.2%
Other Securities		7,452,712
SUPRANATIONAL — 1.4%
Other Securities		64,515,848
SWEDEN — 0.0% (a)
Other Securities		2,114,552
UNITED KINGDOM — 0.0% (a)
Other Security		199,384
URUGUAY — 0.1%
Other Securities		3,537,147
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $168,236,322)		173,415,671

U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.7%
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	$ 197,000	195,489
2.38%, 2/16/2021	5,000,000	5,042,350
2.38%, 1/13/2022	4,240,000	4,302,286
2.50%, 9/1/2028	185,536	187,890
2.50%, 10/1/2029	493,530	499,865
2.50%, 1/1/2031	599,131	606,949
2.50%, 5/1/2031	1,863,332	1,888,271
2.50%, 6/1/2031	717,418	727,020
2.50%, 11/1/2032	1,836,736	1,860,351
2.50%, 12/1/2032	1,428,489	1,446,855
2.50%, 2/1/2033	2,943,859	2,981,708
2.50%, 3/1/2033	5,095,902	5,158,571
2.50%, 9/1/2046	1,900,888	1,894,618
2.75%, 6/19/2023 (b)	645,000	669,568
3.00%, 11/1/2027	1,901,058	1,954,266
3.00%, 2/1/2029	342,855	352,812
3.00%, 7/1/2029	340,149	349,927
3.00%, 9/1/2029	525,765	540,880
3.00%, 4/1/2030	508,926	524,262
3.00%, 12/1/2030	1,313,403	1,352,981
Security Description	Principal Amount	Value
3.00%, 2/1/2031	$ 2,876,412	$ 2,957,470
3.00%, 5/1/2031	1,057,580	1,087,985
3.00%, 9/1/2032	3,137,031	3,229,933
3.00%, 1/1/2033	1,276,375	1,314,174
3.00%, 4/1/2033	7,381,414	7,609,875
3.00%, 5/1/2033	6,763,254	6,952,160
3.00%, 5/1/2035	2,933,587	3,024,452
3.00%, 7/1/2035	563,374	580,824
3.00%, 4/1/2036	1,183,981	1,216,879
3.00%, 8/1/2036	1,893,731	1,949,627
3.00%, 3/1/2043	947,733	975,646
3.00% 4/1/2043	1,734,637	1,785,727
3.00% 7/1/2043	624,549	642,943
3.00%, 8/1/2043	276,895	285,050
3.00%, 9/1/2043	349,949	360,256
3.00%, 10/1/2043	286,077	294,502
3.00%, 6/1/2045	1,249,508	1,282,156
3.00% 8/1/2045	3,445,835	3,544,098
3.00%, 4/1/2046	2,132,356	2,183,807
3.00%, 9/1/2046	1,439,452	1,474,184
3.00%, 10/1/2046	7,910,731	8,101,607
3.00%, 11/1/2046	1,379,205	1,412,483
3.00% 12/1/2046	5,836,999	5,977,838
3.00%, 2/1/2047	3,807,523	3,899,394
3.00%, 7/1/2047	8,989,663	9,200,884
3.00%, 12/1/2047	10,442,887	10,657,608
3.00%, 1/1/2048	2,794,515	2,851,974
3.00%, 2/1/2048	6,368,350	6,499,292
3.00%, 3/1/2048	301,733	307,937
3.00%, 10/1/2049	7,897,367	8,011,421
3.50%, 5/1/2026	453,020	470,656
3.50%, 1/1/2029	117,513	122,195
3.50%, 11/1/2029	380,353	395,645
3.50%, 2/1/2030	181,173	189,446
3.50%, 3/1/2032	436,063	457,353
3.50%, 6/1/2033	1,430,189	1,483,547
3.50%, 1/1/2034	3,891,361	4,036,541
3.50%, 3/1/2038	1,608,158	1,677,501
3.50%, 10/1/2041	220,157	232,001
3.50%, 4/1/2043	339,970	357,871
3.50% 5/1/2043	605,806	637,877
3.50% 8/1/2043	1,350,498	1,422,482
3.50%, 6/1/2044	352,139	369,070
3.50%, 8/1/2044	688,607	721,715
3.50%, 10/1/2044	399,192	418,385
3.50%, 11/1/2044	625,566	655,643
3.50%, 12/1/2044	640,450	671,242
3.50%, 1/1/2045	645,420	676,452
3.50%, 2/1/2045	873,127	915,107
3.50% 7/1/2045	8,436,285	8,874,903
3.50%, 10/1/2045	862,197	901,718
3.50% 12/1/2045	1,313,049	1,376,995
3.50%, 3/1/2046	1,840,278	1,919,869
3.50%, 5/1/2046	840,922	877,292
3.50%, 8/1/2046	4,427,654	4,630,604

See accompanying notes to financial statements.
14

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/1/2046	$ 9,794,568	$ 10,218,176
3.50%, 12/1/2046	1,178,390	1,229,354
3.50%, 4/1/2047	178,065	185,063
3.50%, 9/1/2047	8,458,497	8,790,926
3.50%, 10/1/2047	1,178,637	1,224,959
3.50%, 11/1/2047	464,592	482,851
3.50%, 12/1/2047	1,093,124	1,136,085
3.50%, 1/1/2048	2,721,228	2,828,176
3.50%, 2/1/2048	8,574,559	8,911,550
3.50%, 5/1/2048	5,919,232	6,104,561
3.50%, 7/1/2048	2,573,217	2,653,783
3.50%, 11/1/2048	6,572,957	6,778,754
3.50%, 6/1/2049	8,743,665	8,992,079
4.00%, 4/1/2024	39,516	41,264
4.00%, 5/1/2025	31,840	33,259
4.00%, 6/1/2025	74,530	77,852
4.00%, 8/1/2025	18,212	19,024
4.00%, 9/1/2025	17,960	18,761
4.00%, 6/1/2026	185,364	193,791
4.00%, 7/1/2029	4,960,192	5,178,924
4.00%, 10/1/2040	230,813	247,543
4.00%, 12/1/2041	731,472	783,173
4.00%, 4/1/2042	490,354	525,012
4.00%, 6/1/2042	1,010,469	1,082,290
4.00%, 12/1/2043	236,188	252,115
4.00% 5/1/2044	603,259	642,001
4.00%, 7/1/2044	921,109	980,264
4.00%, 12/1/2044	309,817	329,714
4.00%, 4/1/2045	696,098	738,324
4.00%, 5/1/2045	3,105,593	3,325,098
4.00%, 10/1/2045	1,084,721	1,150,522
4.00%, 1/1/2046	781,286	828,680
4.00%, 3/1/2046	587,194	627,180
4.00%, 1/1/2047	10,926,106	11,523,583
4.00%, 9/1/2047	620,080	652,300
4.00%, 11/1/2047	3,953,683	4,159,123
4.00%, 12/1/2047	1,496,409	1,574,165
4.00%, 1/1/2048	2,307,724	2,427,638
4.00%, 4/1/2048	3,983,660	4,155,448
4.00% 5/1/2048	7,571,996	7,891,974
4.00%, 7/1/2048	5,709,405	5,949,419
4.00%, 10/1/2048	10,088,866	10,523,928
4.00%, 12/1/2048	5,088,785	5,302,709
4.00%, 9/1/2049	3,805,325	3,958,209
4.50%, 10/1/2024	12,436	12,629
4.50%, 2/1/2039	2,186	2,384
4.50%, 6/1/2039	165,565	180,511
4.50%, 12/1/2039	139,470	152,060
4.50%, 6/1/2040	3,011	3,273
4.50%, 12/1/2040	504,400	548,205
4.50%, 4/1/2041	6,537	7,105
4.50%, 7/1/2041	358,543	389,693
4.50%, 8/1/2041	27,392	29,772
4.50%, 9/1/2041	138,018	150,009
4.50%, 10/1/2041	978,631	1,063,619
Security Description	Principal Amount	Value
4.50%, 10/1/2043	$ 15,617	$ 16,932
4.50%, 8/1/2044	18,439	19,931
4.50%, 9/1/2044	415,494	449,103
4.50%, 4/1/2047	211,877	225,702
4.50%, 10/1/2047	191,957	204,483
4.50%, 12/1/2047	598,846	637,921
4.50% 1/1/2048	2,116,039	2,254,111
4.50%, 5/1/2048	2,330,850	2,457,819
4.50%, 7/1/2048	2,695,827	2,844,530
4.50%, 12/1/2048	2,058,370	2,176,131
4.50%, 3/1/2049	3,061,244	3,230,103
4.50%, 7/1/2049	13,060,774	13,800,582
5.00%, 11/1/2035	16,317	18,085
5.00% 12/1/2036	3,470	3,844
5.00% 2/1/2038	261,058	288,621
5.00% 3/1/2038	186,728	206,445
5.00%, 6/1/2038	43,781	48,399
5.00% 11/1/2038	354,590	392,040
5.00%, 1/1/2039	52,238	57,748
5.00%, 2/1/2039	120,204	132,883
5.00%, 3/1/2039	376,627	415,932
5.00%, 10/1/2039	35,006	38,698
5.00%, 7/1/2048	2,975,622	3,193,536
5.00%, 9/1/2048	622,700	668,303
5.00%, 11/1/2048	3,459,071	3,710,115
5.00%, 3/1/2049	1,422,346	1,522,351
5.50%, 2/1/2022	2,107	2,155
5.50%, 11/1/2026	34,993	38,011
5.50%, 6/1/2027	9,555	10,373
5.50%, 4/1/2028	15,707	17,061
5.50%, 7/1/2028	24,217	26,305
5.50%, 7/1/2033	738	827
5.50% 1/1/2037	122,480	137,206
5.50%, 9/1/2037	1,260	1,410
5.50%, 11/1/2037	6,681	7,477
5.50%, 1/1/2038	57,124	63,930
5.50%, 4/1/2038	205,381	229,842
5.50% 7/1/2038	287,714	321,980
5.50%, 10/1/2038	5,174	5,790
5.50%, 11/1/2038	7,687	8,602
6.00%, 8/1/2031	7,873	8,852
6.00%, 3/1/2036	9,175	10,566
6.00%, 8/1/2036	53,718	61,558
6.00%, 1/1/2037	5,024	5,747
6.00%, 12/1/2037	4,934	5,657
6.00%, 10/1/2038	3,895	4,266
6.00%, 3/1/2040	2,761	3,178
6.00%, 5/1/2040	525,723	602,770
6.25%, 7/15/2032 (b)	2,726,000	3,922,360
6.50%, 11/1/2037	56,919	66,022
6.50%, 2/1/2038	9,787	10,720
6.50%, 9/1/2038	143,792	167,890
6.50%, 9/1/2039	75,506	87,624
6.75%, 3/15/2031	601,000	870,633

See accompanying notes to financial statements.
15

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series K015, Class A2, 3.23%, 7/25/2021	$ 958,778	$ 968,078
Series K029, Class A1, 2.84%, 10/25/2022	234,256	235,910
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,051,617
Series K040, Class A2, 3.24%, 9/25/2024	700,000	734,058
Series K041, Class A2, 3.17%, 10/25/2024	750,000	784,685
Series K049, Class A2, 3.01%, 7/25/2025	350,000	364,424
Series K053, Class A2, 3.00%, 12/25/2025	350,000	364,459
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	1,023,771
Series K064, Class A2, 3.22%, 3/25/2027	800,000	845,994
Series K067, Class AM, 3.28%, 8/25/2027	500,000	528,068
Series K069, Class A2, 3.19%, 9/25/2027 (c)	1,500,000	1,583,711
Series K070, Class A2, 3.30%, 11/25/2027 (c)	1,500,000	1,594,274
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	2,156,228
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,273,097
Series K085, Class A2, 4.06%, 10/25/2028 (c)	2,200,000	2,455,969
Series K086, Class A2, 3.86%, 11/25/2028 (c)	799,999	882,583
Series K087, Class A2, 3.77%, 12/25/2028	270,000	296,199
Series K092, Class A2, 3.30%, 4/25/2029	500,000	533,165
Series K093, Class A2, 2.98%, 5/25/2029	500,000	521,971
Series K094, Class A2, 2.90%, 6/25/2029	531,291	552,161
Series K101, Class A2, 2.52%, 10/25/2029	500,000	503,762
Series K723, Class A2, 2.45%, 8/25/2023	650,000	658,047
Series K730, Class A2, 3.59%, 1/25/2025 (c)	1,000,000	1,060,399
Series K735, Class A2, 2.86%, 5/25/2026	500,000	516,329
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	4,997,831
Series K030, Class A2, VRN 3.25%, 4/25/2023 (c)	1,000,000	1,035,856
Series K159, Class A3, VRN 3.95%, 11/25/2033 (c)	666,667	750,848
Federal National Mortgage Association:
1.25%, 5/6/2021 (b)	454,000	451,880
Security Description	Principal Amount	Value
1.25%, 8/17/2021	$ 1,656,000	$ 1,646,826
1.38%, 2/26/2021 (b)	1,160,000	1,157,042
1.38%, 10/7/2021	412,000	410,331
1.38%, 9/6/2022 (b)	3,000,000	2,980,020
1.63%, 10/15/2024 (b)	550,000	547,536
1.88%, 4/5/2022	205,000	206,380
1.88%, 9/24/2026 (b)	924,000	922,494
2.00%, 1/5/2022	2,220,000	2,237,471
2.00%, 10/5/2022 (b)	1,200,000	1,211,856
2.13%, 4/24/2026 (b)	460,000	466,974
2.50%, 7/1/2028	551,547	558,238
2.50% 8/1/2028	1,653,796	1,673,861
2.50%, 10/1/2028	384,299	388,962
2.50%, 3/1/2029	1,409,454	1,425,894
2.50%, 2/1/2030	608,392	615,858
2.50%, 5/1/2030	981,472	993,731
2.50% 7/1/2030	5,332,415	5,397,231
2.50%, 2/1/2031	1,182,245	1,197,012
2.50%, 8/1/2031	2,801,240	2,837,161
2.50%, 6/1/2032	7,249,273	7,342,231
2.50%, 12/1/2032	2,298,052	2,326,334
2.50%, 1/1/2033	3,394,040	3,435,810
2.50%, 10/1/2042	386,412	387,496
2.63%, 9/6/2024	2,395,000	2,493,961
2.75%, 6/22/2021	1,000,000	1,016,500
2.88%, 9/12/2023	1,350,000	1,409,751
3.00%, 8/1/2027	319,366	327,857
3.00%, 11/1/2028	635,390	654,245
3.00%, 6/1/2029	179,777	185,066
3.00% 8/1/2029	921,057	947,008
3.00%, 9/1/2029	355,879	365,906
3.00%, 6/1/2030	548,133	564,328
3.00%, 9/1/2030	95,645	98,471
3.00%, 11/1/2030	220,336	226,846
3.00%, 12/1/2030	734,583	756,287
3.00%, 6/1/2032	4,831,041	4,971,491
3.00%, 10/1/2032	1,412,169	1,453,230
3.00%, 1/1/2033	994,478	1,023,394
3.00%, 2/1/2033	2,262,800	2,328,594
3.00%, 2/1/2034	3,658,860	3,758,731
3.00%, 2/1/2035	399,711	411,509
3.00%, 3/1/2035	323,848	333,661
3.00%, 2/1/2036	854,616	880,514
3.00%, 11/1/2036	2,013,909	2,068,688
3.00%, 1/1/2037	2,199,643	2,259,474
3.00%, 9/1/2037	2,131,992	2,186,887
3.00%, 1/1/2038	3,313,633	3,398,953
3.00%, 12/1/2042	517,973	533,648
3.00%, 1/1/2043	997,556	1,027,745
3.00%, 3/1/2043	1,083,051	1,114,254
3.00%, 4/1/2043	278,226	286,242
3.00% 5/1/2043	2,886,527	2,969,690
3.00% 6/1/2043	2,034,816	2,093,441
3.00% 7/1/2043	1,851,555	1,904,900
3.00%, 8/1/2043	837,840	863,196

See accompanying notes to financial statements.
16

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/2044	$ 8,356,768	$ 8,597,534
3.00%, 5/1/2045	6,921,300	7,120,709
3.00%, 8/1/2045	11,098,297	11,418,049
3.00%, 9/1/2045	947,495	971,656
3.00% 11/1/2045	2,139,438	2,193,992
3.00%, 5/1/2046	2,121,889	2,171,757
3.00%, 8/1/2046	2,349,248	2,404,459
3.00%, 9/1/2046	2,276,370	2,329,868
3.00%, 10/1/2046	845,429	865,298
3.00% 11/1/2046	6,780,000	6,965,313
3.00% 1/1/2047	6,801,279	6,961,119
3.00% 3/1/2047	7,984,856	8,187,572
3.00%, 7/1/2047	5,696,817	5,830,702
3.00%, 12/1/2047	11,528,867	11,799,814
3.00%, 2/1/2048	7,555,702	7,706,566
3.00%, 1/1/2050	7,475,000	7,582,954
3.50%, 10/1/2025	109,589	113,870
3.50%, 11/1/2025	134,960	140,232
3.50%, 3/1/2026	83,949	87,171
3.50%, 1/1/2027	430,514	447,333
3.50%, 5/1/2029	179,062	186,149
3.50%, 1/1/2030	303,018	315,011
3.50%, 3/1/2031	801,907	833,269
3.50%, 6/1/2033	2,996,375	3,106,886
3.50%, 6/1/2034	705,037	737,884
3.50%, 7/1/2034	1,311,768	1,372,881
3.50%, 11/1/2034	4,489,195	4,698,340
3.50%, 2/1/2037	673,066	702,689
3.50%, 2/1/2038	411,386	434,039
3.50%, 4/1/2038	2,914,688	3,026,250
3.50%, 5/1/2038	1,084,761	1,126,281
3.50%, 12/1/2040	776,617	818,213
3.50%, 1/1/2042	204,056	215,411
3.50%, 3/1/2042	429,106	451,720
3.50%, 5/1/2042	1,605,805	1,690,316
3.50%, 8/1/2042	593,358	624,586
3.50%, 10/1/2042	654,589	689,039
3.50%, 1/1/2043	214,489	225,777
3.50%, 5/1/2043	218,187	229,671
3.50%, 7/1/2043	794,403	836,214
3.50%, 1/1/2044	776,689	817,568
3.50%, 10/1/2044	560,899	587,504
3.50% 1/1/2045	948,506	993,496
3.50% 2/1/2045	20,428,752	21,503,884
3.50%, 4/1/2045	1,085,185	1,134,257
3.50% 8/1/2045	2,259,581	2,365,802
3.50% 11/1/2045	6,522,874	6,817,834
3.50% 12/1/2045	5,013,236	5,239,931
3.50%, 1/1/2046	1,684,257	1,760,418
3.50% 2/1/2046	5,744,505	5,999,605
3.50%, 10/1/2046	2,125,326	2,215,924
3.50%, 2/1/2047	682,365	711,453
3.50% 5/1/2047	6,092,907	6,352,635
3.50%, 7/1/2047	3,068,055	3,229,535
3.50%, 10/1/2047	770,429	800,208
Security Description	Principal Amount	Value
3.50% 11/1/2047	$ 32,313,856	$ 33,639,641
3.50% 1/1/2048	9,251,703	9,609,298
3.50% 2/1/2048	11,641,442	12,099,782
3.50%, 6/1/2048	5,657,387	5,830,852
3.50%, 8/1/2048	779,284	803,178
3.50%, 9/1/2048	2,442,767	2,519,353
3.50%, 7/1/2049	12,422,729	12,780,050
3.50%, 8/1/2049	8,633,562	8,881,893
4.00%, 1/1/2020	1	1
4.00%, 4/1/2024	60,267	62,903
4.00%, 1/1/2025	55,326	57,746
4.00%, 3/1/2026	47,778	49,927
4.00%, 12/1/2034	384,930	409,856
4.00%, 3/1/2037	1,246,655	1,307,646
4.00%, 3/1/2038	1,534,956	1,608,278
4.00%, 6/1/2038	1,129,544	1,183,497
4.00%, 9/1/2040	4,848,648	5,197,058
4.00% 12/1/2040	1,081,251	1,158,946
4.00%, 3/1/2041	841,548	900,500
4.00%, 12/1/2041	873,420	934,604
4.00%, 1/1/2042	246,543	263,814
4.00%, 2/1/2042	219,032	234,376
4.00%, 10/1/2043	586,996	626,629
4.00%, 12/1/2043	80,806	86,262
4.00%, 5/1/2044	1,794,109	1,923,029
4.00%, 6/1/2044	521,007	554,148
4.00% 7/1/2044	3,152,200	3,343,390
4.00%, 9/1/2044	442,918	471,091
4.00% 10/1/2044	673,422	716,257
4.00%, 12/1/2044	603,036	641,394
4.00%, 1/1/2045	1,490,659	1,595,636
4.00%, 3/1/2045	493,539	523,162
4.00%, 5/1/2045	802,471	850,637
4.00%, 6/1/2045	1,284,179	1,365,865
4.00%, 7/1/2045	797,678	845,556
4.00%, 9/1/2045	1,143,322	1,211,947
4.00%, 12/1/2045	666,416	706,416
4.00%, 2/1/2046	230,113	243,925
4.00%, 4/1/2046	922,929	973,339
4.00%, 11/1/2046	660,769	696,861
4.00% 4/1/2047	16,916,760	17,795,477
4.00%, 7/1/2047	335,874	353,125
4.00%, 8/1/2047	1,380,017	1,450,901
4.00%, 12/1/2047	13,206,538	13,884,883
4.00%, 1/1/2048	4,996,944	5,253,609
4.00%, 2/1/2048	2,241,319	2,356,443
4.00%, 5/1/2048	363,941	379,002
4.00%, 6/1/2048	5,045,426	5,254,218
4.00%, 7/1/2048	2,896,743	3,023,200
4.00%, 8/1/2048	5,057,183	5,266,461
4.00%, 9/1/2048	6,293,682	6,554,129
4.00% 11/1/2048	5,541,147	5,779,994
4.00%, 3/1/2049	1,804,995	1,877,513
4.00%, 5/1/2049	4,953,750	5,152,773
4.00%, 7/1/2049	5,464,578	5,684,123

See accompanying notes to financial statements.
17

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50% 4/1/2023	$ 117,219	$ 120,644
4.50%, 8/1/2023	213	217
4.50%, 4/1/2031	224,348	239,839
4.50%, 4/1/2039	486,098	529,646
4.50%, 4/1/2040	464,551	504,601
4.50%, 10/1/2040	269,474	292,706
4.50%, 2/1/2041	568,262	617,248
4.50%, 5/1/2041	282,083	306,401
4.50%, 1/1/2042	952,393	1,034,493
4.50%, 9/1/2043	215,508	233,495
4.50% 12/1/2043	642,856	696,510
4.50%, 1/1/2044	158,155	171,355
4.50%, 2/1/2044	337,278	365,429
4.50% 6/1/2044	760,798	822,887
4.50%, 3/1/2046	1,087,594	1,181,356
4.50%, 9/1/2047	378,273	402,732
4.50%, 11/1/2047	2,693,871	2,868,055
4.50%, 4/1/2048	1,503,504	1,585,381
4.50% 8/1/2048	9,052,141	9,563,655
4.50%, 11/1/2048	8,137,984	8,597,842
4.50%, 12/1/2048	2,431,881	2,569,300
4.50% 1/1/2049	5,978,379	6,313,862
4.50%, 5/1/2049	5,147,980	5,438,880
5.00%, 7/1/2035	418,242	463,199
5.00%, 7/1/2040	191,248	210,899
5.00%, 1/1/2042	609,805	672,464
5.00%, 3/1/2042	553,902	610,817
5.00%, 12/1/2043	133,039	146,990
5.00%, 7/1/2044	403,626	440,461
5.00%, 6/1/2048	1,734,964	1,855,882
5.00%, 9/1/2048	4,225,800	4,520,440
5.00%, 8/1/2049	2,789,587	2,984,105
5.00%, 10/1/2049	3,986,135	4,294,044
5.50%, 7/1/2035	190,266	213,156
5.50% 6/1/2038	70,225	78,550
5.50%, 12/1/2038	197,045	220,465
5.50%, 12/1/2039	307,108	343,513
5.50%, 4/1/2040	176,754	196,671
5.50%, 9/1/2040	25,851	28,915
5.50%, 7/1/2041	338,942	379,403
5.50%, 5/1/2044	4,078,745	4,569,423
6.00%, 2/1/2037	177,594	200,808
6.00%, 10/1/2039	240,357	275,575
6.00%, 4/1/2040	328,674	379,224
6.25%, 5/15/2029	80,000	108,148
6.63%, 11/15/2030	1,849,000	2,635,639
7.13%, 1/15/2030	325,000	469,927
7.25%, 5/15/2030	1,125,000	1,652,029
Series 2013-M12, Class APT, 2.41%, 3/25/2023 (c)	582,058	588,411
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (c)	309,742	324,344
Series 2016-M4, Class AL, 3.27%, 1/25/2039	195,954	206,081
Security Description	Principal Amount	Value
Series 2017-M14, Class A2, 2.88%, 11/25/2027 (c)	$ 600,000	$ 619,122
Series 2017-M8, Class A1, 2.65%, 5/25/2027	502,643	510,943
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (c)	600,000	626,188
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	750,000	781,207
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	861,702	931,036
Series 2019-M18, Class A2, 2.47%, 8/25/2029	2,000,000	1,993,111
Series 2019-M22, Class A2, 2.52%, 8/25/2029	600,000	601,776
Series 2019-M5, Class A2, 3.27%, 1/25/2029	500,000	529,334
Series 2019-M9, Class A2, 2.94%, 4/25/2029	750,000	776,522
TBA 2.50%, 1/1/2035 (d)	12,000,000	12,108,480
TBA 2.50%, 1/1/2050 (d)	11,200,000	11,073,070
TBA 3.00%, 1/1/2035 (d)	525,000	538,072
TBA 3.00%, 1/1/2050 (d)	28,875,000	29,282,715
TBA 3.50%, 1/1/2035 (d)	3,150,000	3,265,510
TBA 3.50%, 1/1/2050 (d)	5,700,000	5,862,621
TBA 4.00%, 1/1/2050 (d)	7,775,000	8,085,844
Series 2013-M14, Class APT, VRN 2.65%, 4/25/2023 (c)	237,263	241,142
Series 2014-M2, Class A2, VRN 3.51%, 12/25/2023 (c)	725,003	759,905
Series 2017-M15, Class ATS2, VRN 3.14%, 11/25/2027 (c)	700,000	738,150
Series 2018-M1, Class A2, VRN 2.99%, 12/25/2027 (c)	130,000	135,972
Government National Mortgage Association:
2.50%, 2/20/2043	2,288,010	2,314,851
3.00% 12/15/2042	654,503	678,825
3.00% 12/20/2042	1,259,236	1,304,344
3.00%, 2/20/2043	1,169,017	1,210,893
3.00%, 4/20/2043	1,132,437	1,174,551
3.00%, 6/20/2043	771,784	800,486
3.00%, 11/20/2044	884,874	915,269
3.00%, 12/20/2044	395,581	409,169
3.00%, 3/20/2045	445,472	460,553
3.00%, 4/20/2045	681,512	704,583
3.00%, 8/20/2045	978,078	1,011,189
3.00%, 1/20/2046	550,396	569,029
3.00%, 2/20/2046	6,694,963	6,943,942
3.00%, 4/20/2046	1,083,467	1,117,805
3.00%, 5/20/2046	2,371,341	2,446,496
3.00%, 6/20/2046	6,733,767	6,947,178
3.00%, 9/20/2046	2,104,447	2,171,142
3.00%, 10/20/2046	7,451,990	7,688,163
3.00%, 11/20/2046	1,176,413	1,213,696
3.00%, 1/20/2047	2,041,818	2,106,528
3.00%, 6/20/2047	728,393	750,925

See accompanying notes to financial statements.
18

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 7/20/2047	$ 6,556,458	$ 6,759,269
3.00%, 10/20/2047	4,623,902	4,766,933
3.00%, 11/20/2047	3,028,799	3,122,489
3.00%, 12/20/2047	2,712,079	2,795,971
3.00%, 1/20/2048	2,457,704	2,533,728
3.00%, 2/20/2048	2,874,301	2,963,212
3.00%, 3/20/2048	11,224,652	11,544,634
3.00%, 12/20/2049	5,000,000	5,138,594
3.50%, 2/15/2042	725,656	764,278
3.50%, 6/20/2042	685,113	721,347
3.50%, 1/20/2043	2,736,351	2,881,069
3.50%, 4/15/2043	161,654	170,330
3.50%, 4/20/2043	694,135	730,846
3.50%, 7/20/2043	1,713,246	1,799,352
3.50%, 10/20/2043	333,134	349,877
3.50%, 12/20/2043	144,638	151,907
3.50%, 1/20/2044	298,235	313,224
3.50%, 3/20/2044	283,642	297,898
3.50%, 6/20/2044	12,464,129	13,060,856
3.50%, 9/20/2044	4,523,052	4,739,596
3.50%, 10/20/2044	546,351	572,508
3.50%, 12/20/2044	416,811	436,766
3.50%, 2/20/2045	319,812	335,124
3.50%, 3/20/2045	378,395	394,958
3.50% 4/20/2045	2,363,654	2,467,846
3.50%, 6/20/2045	2,250,276	2,348,773
3.50%, 10/20/2045	9,555,738	9,974,004
3.50%, 11/20/2045	225,983	235,875
3.50%, 1/20/2046	2,922,175	3,050,082
3.50%, 3/20/2046	1,875,861	1,955,902
3.50%, 4/20/2046	10,696,232	11,152,630
3.50%, 5/20/2046	1,681,488	1,753,235
3.50%, 10/20/2046	1,021,759	1,065,356
3.50%, 2/20/2047	5,183,591	5,404,770
3.50%, 3/20/2047	1,118,342	1,161,644
3.50%, 5/20/2047	1,146,333	1,190,719
3.50%, 6/20/2047	699,785	726,880
3.50%, 8/20/2047	1,028,853	1,068,690
3.50%, 9/20/2047	1,101,696	1,144,353
3.50%, 10/20/2047	918,893	954,472
3.50%, 11/20/2047	3,610,977	3,750,793
3.50%, 12/20/2047	4,991,060	5,184,312
3.50%, 1/20/2048	17,787,079	18,475,787
3.50%, 2/20/2048	4,446,973	4,619,158
3.50%, 3/20/2048	7,755,101	8,040,245
3.50%, 4/20/2048	4,533,613	4,700,308
3.50%, 6/20/2048	2,694,533	2,793,607
3.50%, 2/20/2049	1,304,448	1,352,411
3.50%, 5/20/2049	1,177,306	1,220,255
3.50%, 7/20/2049	357,211	370,242
3.50%, 9/20/2049	4,963,758	5,144,840
4.00%, 4/15/2040	615,650	650,890
4.00%, 6/15/2040	38,295	40,487
4.00%, 3/20/2044	106,325	112,382
4.00%, 4/20/2044	535,530	566,036
Security Description	Principal Amount	Value
4.00%, 6/20/2044	$ 503,404	$ 532,080
4.00%, 8/20/2044	522,401	552,159
4.00%, 9/20/2044	417,691	441,484
4.00%, 10/20/2044	618,349	653,573
4.00%, 12/20/2044	531,457	561,731
4.00%, 2/20/2045	376,830	398,296
4.00%, 5/15/2045	519,652	549,243
4.00%, 7/20/2045	2,762,697	2,911,029
4.00%, 8/20/2045	372,082	392,060
4.00%, 9/20/2045	6,967,638	7,341,739
4.00%, 10/20/2045	534,609	563,313
4.00%, 11/20/2045	1,928,143	2,031,668
4.00%, 4/20/2046	327,836	345,438
4.00%, 5/20/2046	123,153	129,765
4.00%, 10/20/2046	235,886	247,672
4.00%, 3/20/2047	1,229,596	1,291,033
4.00%, 4/20/2047	486,498	509,171
4.00%, 6/20/2047	3,498,163	3,661,194
4.00%, 7/20/2047	975,616	1,021,085
4.00%, 8/20/2047	1,533,921	1,605,409
4.00%, 9/20/2047	641,696	671,602
4.00%, 12/20/2047	5,614,476	5,876,136
4.00%, 2/20/2048	5,227,099	5,470,706
4.00%, 3/20/2048	4,356,668	4,559,708
4.00%, 7/20/2048	1,023,005	1,065,069
4.00%, 8/20/2048	8,073,681	8,405,654
4.00%, 9/20/2048	2,125,330	2,212,720
4.00%, 5/20/2049	4,802,790	4,981,170
4.00%, 7/20/2049	10,788,188	11,188,871
4.50%, 6/15/2039	34,734	37,590
4.50%, 7/15/2039	141,455	153,084
4.50%, 4/15/2040	492,287	530,840
4.50% 6/15/2040	300,278	323,794
4.50%, 3/15/2041	165,228	178,167
4.50%, 6/15/2041	141,502	151,681
4.50%, 9/20/2041	140,554	151,054
4.50%, 12/15/2041	36,867	39,519
4.50%, 1/15/2042	114,275	123,668
4.50%, 10/20/2043	92,796	100,192
4.50%, 4/20/2044	238,371	257,368
4.50%, 6/20/2044	200,877	216,886
4.50%, 11/20/2044	513,551	553,728
4.50%, 12/20/2044	156,657	168,913
4.50%, 7/20/2045	3,251,453	3,505,822
4.50%, 8/20/2045	289,956	312,640
4.50%, 9/20/2045	142,732	153,898
4.50%, 10/20/2045	525,128	566,210
4.50%, 4/20/2046	287,974	310,503
4.50%, 9/20/2047	311,622	328,217
4.50%, 11/20/2047	1,427,892	1,503,931
4.50%, 12/20/2047	1,233,658	1,299,354
4.50%, 1/20/2048	1,140,473	1,201,206
4.50%, 6/20/2048	3,591,067	3,769,462
4.50%, 7/20/2048	1,997,118	2,096,330
4.50%, 8/20/2048	5,503,935	5,777,356

See accompanying notes to financial statements.
19

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/20/2048	$ 2,873,453	$ 3,016,198
4.50%, 1/20/2049	6,520,662	6,844,592
4.50%, 7/20/2049	5,804,363	6,100,866
5.00%, 12/15/2038	166,117	183,802
5.00% 4/15/2039	328,796	359,398
5.00%, 5/15/2039	26,861	29,080
5.00%, 11/20/2041	795,786	870,005
5.00%, 5/20/2044	157,429	172,147
5.00%, 11/20/2044	182,721	199,061
5.00%, 1/20/2048	1,352,881	1,439,003
5.00%, 5/20/2048	1,919,309	2,024,719
5.00%, 7/20/2048	264,118	278,039
5.00%, 9/20/2048	1,420,526	1,495,398
5.00%, 11/20/2048	1,752,012	1,844,357
5.00%, 1/20/2049	4,774,253	5,025,891
5.50%, 6/15/2038	223,790	240,474
5.50%, 7/15/2038	247,158	271,477
5.50%, 2/15/2039	43,893	49,019
5.50%, 5/20/2044	229,177	257,307
6.00%, 1/15/2038	22,200	24,769
6.00%, 4/15/2038	76,195	86,260
6.00%, 6/15/2041	115,687	133,365
TBA 3.00%, 1/1/2050 (d)	15,825,000	16,254,174
TBA 3.50%, 1/1/2050 (d)	4,800,000	4,946,880
TBA 4.00%, 1/1/2050 (d)	6,375,000	6,598,316
Other Securities		15,364,092
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,346,923,907)		1,371,450,156
U.S. TREASURY OBLIGATIONS — 38.8%
Treasury Bonds:
2.25%, 8/15/2046	2,506,000	2,441,784
2.25%, 8/15/2049 (b)	12,370,000	12,037,556
2.38%, 11/15/2049	12,300,000	12,298,078
2.50%, 2/15/2045	3,399,000	3,477,071
2.50%, 2/15/2046	3,681,800	3,768,092
2.50%, 5/15/2046	2,850,000	2,916,797
2.75%, 8/15/2042	5,251,000	5,619,390
2.75%, 11/15/2042	19,282,000	20,625,714
2.75%, 8/15/2047	7,400,000	7,956,156
2.75%, 11/15/2047	17,200,000	18,490,000
2.88%, 5/15/2043	1,900,000	2,074,266
2.88%, 8/15/2045	3,700,000	4,054,391
2.88%, 11/15/2046	2,109,700	2,320,011
2.88%, 5/15/2049	22,436,000	24,798,791
3.00%, 11/15/2044	1,464,000	1,635,791
3.00%, 5/15/2045	200,000	223,844
3.00%, 11/15/2045	2,900,000	3,251,625
3.00%, 2/15/2047	6,450,000	7,265,320
3.00%, 5/15/2047	10,200,000	11,487,750
3.00%, 2/15/2048	13,150,000	14,824,570
3.00%, 8/15/2048	20,450,000	23,095,719
3.00%, 2/15/2049	7,925,000	8,963,918
Security Description	Principal Amount	Value
3.13%, 11/15/2041	$ 2,518,000	$ 2,861,471
3.13%, 2/15/2042	2,197,000	2,496,685
3.13%, 2/15/2043	1,240,000	1,409,144
3.13%, 8/15/2044	2,078,000	2,369,569
3.13%, 5/15/2048	14,000,000	16,163,437
3.38%, 5/15/2044	2,164,000	2,566,707
3.38%, 11/15/2048	9,310,000	11,260,736
3.50%, 2/15/2039	700,000	840,219
3.63%, 8/15/2043	3,950,000	4,854,180
3.63%, 2/15/2044	1,940,000	2,389,231
3.75%, 8/15/2041	150,000	186,563
3.75%, 11/15/2043	3,762,000	4,714,256
3.88%, 8/15/2040	150,000	189,375
4.25%, 11/15/2040	400,000	530,313
4.38%, 2/15/2038	2,235,000	2,977,090
4.38%, 11/15/2039	500,000	670,078
4.38%, 5/15/2040	10,350,000	13,919,133
4.38%, 5/15/2041	1,500,000	2,025,234
4.50%, 2/15/2036 (b)	502,000	666,640
4.50%, 5/15/2038 (b)	5,000,000	6,764,844
4.63%, 2/15/2040	52,470,000	72,646,355
4.75%, 2/15/2037	546,000	752,286
4.75%, 2/15/2041	5,400,000	7,630,031
5.25%, 11/15/2028	262,000	333,682
5.25%, 2/15/2029	250,000	319,844
5.50%, 8/15/2028	452,000	581,879
6.13%, 11/15/2027	686,000	901,340
6.25%, 8/15/2023 (b)	300,000	348,422
6.50%, 11/15/2026	1,054,000	1,373,988
6.88%, 8/15/2025	50,000	63,711
7.13%, 2/15/2023	524,000	612,098
7.50%, 11/15/2024	6,100,000	7,745,094
7.88%, 2/15/2021	172,000	183,751
Treasury Notes:
1.13%, 2/28/2021	6,700,000	6,661,004
1.13%, 6/30/2021	400,000	397,250
1.13%, 8/31/2021	6,000,000	5,953,359
1.13%, 9/30/2021	3,199,600	3,173,728
1.25%, 3/31/2021 (b)	4,105,600	4,086,996
1.25%, 10/31/2021	1,950,000	1,938,270
1.25%, 8/31/2024 (b)	5,100,000	5,002,781
1.38%, 1/31/2021	3,300,000	3,290,848
1.38%, 4/30/2021	6,624,000	6,604,594
1.38%, 5/31/2021 (b)	600,000	598,172
1.38%, 10/15/2022	10,750,000	10,685,332
1.38%, 6/30/2023	4,000,000	3,965,625
1.38%, 8/31/2026	3,000,000	2,918,438
1.50%, 8/31/2021	14,550,000	14,526,697
1.50%, 9/30/2021	26,350,000	26,309,857
1.50%, 10/31/2021 (b)	14,660,000	14,639,957
1.50%, 11/30/2021 (b)	24,700,000	24,667,195
1.50%, 1/31/2022	850,000	848,738
1.50%, 8/15/2022	2,350,000	2,345,043
1.50%, 9/15/2022	12,650,000	12,622,328
1.50%, 2/28/2023	23,770,000	23,688,291

See accompanying notes to financial statements.
20

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 3/31/2023	$ 1,796,000	$ 1,789,686
1.50%, 10/31/2024 (b)	12,500,000	12,396,484
1.50%, 11/30/2024 (b)	26,000,000	25,790,781
1.50%, 8/15/2026	2,392,000	2,345,655
1.63%, 6/30/2021	22,775,000	22,783,897
1.63%, 12/31/2021	15,000,000	15,018,750
1.63%, 8/15/2022 (b)	1,972,000	1,974,003
1.63%, 8/31/2022	9,000,000	9,009,141
1.63%, 11/15/2022	3,964,000	3,966,787
1.63%, 12/15/2022 (b)	3,600,000	3,603,656
1.63%, 4/30/2023	1,100,000	1,100,086
1.63%, 5/31/2023	884,000	884,069
1.63%, 10/31/2023	4,730,000	4,726,305
1.63%, 5/15/2026 (b)	300,000	296,953
1.63%, 10/31/2026	11,150,000	11,012,367
1.63%, 11/30/2026	41,700,000	41,178,750
1.63%, 8/15/2029	16,627,000	16,211,325
1.75%, 7/31/2021	24,255,000	24,313,743
1.75%, 3/31/2022 (b)	500,000	501,875
1.75%, 5/15/2022	3,432,000	3,444,870
1.75%, 5/31/2022	3,650,000	3,664,828
1.75%, 6/15/2022	12,675,000	12,727,482
1.75%, 6/30/2022	8,450,000	8,485,648
1.75%, 7/15/2022	16,700,000	16,766,539
1.75%, 9/30/2022	2,470,000	2,480,227
1.75%, 1/31/2023	2,100,000	2,108,859
1.75%, 5/15/2023	3,610,000	3,624,102
1.75%, 6/30/2024	18,200,000	18,258,297
1.75%, 7/31/2024	2,500,000	2,508,203
1.75%, 12/31/2024	15,000,000	15,049,219
1.75%, 11/15/2029	19,400,000	19,124,156
1.88%, 1/31/2022	5,399,600	5,431,238
1.88%, 2/28/2022	3,750,000	3,773,145
1.88%, 3/31/2022	2,600,000	2,616,656
1.88%, 4/30/2022	4,850,000	4,882,207
1.88%, 7/31/2022	8,200,000	8,258,937
1.88%, 8/31/2022	2,330,000	2,347,293
1.88%, 9/30/2022	14,900,000	15,015,242
1.88%, 10/31/2022	47,000	47,356
1.88%, 8/31/2024	2,150,000	2,168,645
1.88%, 6/30/2026	16,500,000	16,581,211
2.00%, 1/15/2021	9,900,000	9,937,512
2.00%, 2/28/2021	518,000	520,165
2.00%, 5/31/2021	300,000	301,676
2.00%, 8/31/2021	1,913,600	1,926,083
2.00%, 10/31/2021	2,800,000	2,820,891
2.00%, 11/15/2021	1,103,800	1,112,423
2.00%, 12/31/2021	6,275,000	6,325,249
2.00%, 2/15/2022 (b)	780,000	786,581
2.00%, 10/31/2022	23,050,000	23,303,910
2.00%, 11/30/2022 (b)	5,045,000	5,102,545
2.00%, 2/15/2023	9,040,000	9,145,937
2.00%, 5/31/2024	2,500,000	2,534,766
2.00%, 6/30/2024	1,125,000	1,140,557
2.00%, 2/15/2025	3,206,000	3,252,838
Security Description	Principal Amount	Value
2.00%, 8/15/2025	$ 200,000	$ 202,750
2.13%, 1/31/2021 (b)	650,000	653,402
2.13%, 6/30/2021	1,000,000	1,007,852
2.13%, 8/15/2021	3,201,600	3,227,863
2.13%, 9/30/2021	475,000	479,230
2.13%, 12/31/2021	809,800	818,278
2.13%, 5/15/2022	14,192,000	14,368,291
2.13%, 6/30/2022	500,000	506,641
2.13%, 12/31/2022	3,000,000	3,045,938
2.13%, 11/30/2023	2,000,000	2,035,781
2.13%, 2/29/2024	4,000,000	4,074,063
2.13%, 3/31/2024	1,200,000	1,222,313
2.13%, 7/31/2024	2,600,000	2,650,578
2.13%, 9/30/2024	1,550,000	1,580,879
2.13%, 11/30/2024	7,000,000	7,143,281
2.13%, 5/15/2025	4,549,000	4,643,534
2.13%, 5/31/2026	23,450,000	23,920,832
2.25%, 2/15/2021	10,900,000	10,974,086
2.25%, 3/31/2021	21,483,600	21,647,245
2.25%, 4/30/2021	6,000,000	6,051,094
2.25%, 7/31/2021	800,000	808,063
2.25%, 4/15/2022	14,400,000	14,612,625
2.25%, 12/31/2023	1,854,000	1,896,439
2.25%, 1/31/2024	3,600,000	3,683,531
2.25%, 4/30/2024	20,850,000	21,353,332
2.25%, 10/31/2024	10,000,000	10,261,719
2.25%, 11/15/2024	12,344,000	12,668,030
2.25%, 12/31/2024	15,000,000	15,400,781
2.25%, 11/15/2025	1,400,000	1,438,281
2.25%, 3/31/2026	550,000	565,168
2.25%, 2/15/2027	9,176,000	9,435,509
2.25%, 8/15/2027	6,600,000	6,788,719
2.25%, 11/15/2027	19,050,000	19,594,711
2.38%, 3/15/2021	10,000,000	10,087,500
2.38%, 4/15/2021	6,925,000	6,992,356
2.38%, 3/15/2022	23,500,000	23,907,578
2.38%, 1/31/2023	14,900,000	15,239,906
2.38%, 2/29/2024	13,250,000	13,628,867
2.38%, 8/15/2024	2,955,000	3,045,728
2.38%, 4/30/2026	13,300,000	13,768,617
2.38%, 5/15/2027	12,600,000	13,070,531
2.38%, 5/15/2029	23,300,000	24,235,641
2.50%, 1/15/2022	7,250,000	7,381,406
2.50%, 2/15/2022	14,600,000	14,877,172
2.50%, 3/31/2023	7,300,000	7,503,031
2.50%, 8/15/2023	2,308,000	2,377,420
2.50%, 1/31/2024	20,700,000	21,384,070
2.50%, 5/15/2024	9,694,000	10,031,775
2.50%, 1/31/2025	11,150,000	11,588,160
2.50%, 2/28/2026	15,000,000	15,631,641
2.63%, 5/15/2021	6,900,000	6,995,145
2.63%, 6/15/2021	6,000,000	6,087,422
2.63%, 7/15/2021	6,050,000	6,143,822
2.63%, 12/15/2021	10,025,000	10,223,934
2.63%, 2/28/2023	14,050,000	14,485,770

See accompanying notes to financial statements.
21

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 6/30/2023	$ 8,700,000	$ 8,994,305
2.63%, 12/31/2023	12,200,000	12,655,594
2.63%, 3/31/2025	3,210,000	3,357,459
2.63%, 12/31/2025	11,000,000	11,537,109
2.63%, 1/31/2026	29,700,000	31,154,836
2.63%, 2/15/2029	5,650,000	5,991,648
2.75%, 8/15/2021	6,350,000	6,465,838
2.75%, 9/15/2021	6,300,000	6,420,832
2.75%, 4/30/2023	23,400,000	24,250,078
2.75%, 5/31/2023	30,350,000	31,471,527
2.75%, 7/31/2023	10,550,000	10,957,164
2.75%, 8/31/2023	17,100,000	17,770,641
2.75%, 11/15/2023	10,383,000	10,806,432
2.75%, 2/15/2024	4,618,000	4,817,151
2.75%, 2/28/2025	10,000,000	10,517,187
2.75%, 6/30/2025	10,500,000	11,061,094
2.75%, 8/31/2025	6,600,000	6,957,844
2.75%, 2/15/2028	5,550,000	5,917,687
2.88%, 10/15/2021	7,050,000	7,207,799
2.88%, 11/15/2021	10,000,000	10,235,937
2.88%, 9/30/2023 (b)	14,100,000	14,727,891
2.88%, 10/31/2023	7,750,000	8,101,172
2.88%, 11/30/2023	11,750,000	12,290,684
2.88%, 4/30/2025	2,100,000	2,223,703
2.88%, 5/31/2025	10,200,000	10,805,625
2.88%, 7/31/2025	7,050,000	7,476,305
2.88%, 11/30/2025	6,925,000	7,357,272
2.88%, 5/15/2028	12,950,000	13,949,578
2.88%, 8/15/2028	13,300,000	14,345,297
3.00%, 9/30/2025	5,200,000	5,554,656
3.00%, 10/31/2025	19,500,000	20,842,149
3.13%, 5/15/2021	348,400	355,477
3.13%, 11/15/2028 (b)	13,100,000	14,416,141
3.63%, 2/15/2021	11,356,000	11,603,525
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,797,402,562)		1,848,424,297

MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Other Securities	7,610,655
CONNECTICUT — 0.0% (a)
Other Security	115,005
FLORIDA — 0.0% (a)
Other Security	200,888
GEORGIA — 0.0% (a)
Other Securities	773,462
ILLINOIS — 0.1%
Other Securities	2,934,394
KANSAS — 0.0% (a)
Other Security	62,548
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.0% (a)
Other Securities		$ 849,485
MICHIGAN — 0.0% (a)
Other Security		34,922
MISSISSIPPI — 0.0% (a)
Other Security		124,109
MISSOURI — 0.0% (a)
Other Security		299,495
NEBRASKA — 0.0% (a)
Other Security		96,644
NEW JERSEY — 0.0% (a)
Other Securities		2,060,429
NEW YORK — 0.1%
Other Securities		3,377,636
OHIO — 0.0% (a)
Other Securities		469,857
OREGON — 0.0% (a)
Other Security		119,903
PENNSYLVANIA — 0.0% (a)
Other Securities		402,611
TENNESSEE — 0.0% (a)
Other Security		10,856
TEXAS — 0.1%
Other Securities		2,327,502
VIRGINIA — 0.0% (a)
Other Security		324,516
WASHINGTON — 0.0% (a)
Other Security		255,310
WISCONSIN — 0.0% (a)
Other Security		166,094
TOTAL MUNICIPAL BONDS & NOTES (Cost $20,926,718)		22,616,321

MORTGAGE-BACKED SECURITIES — 1.2%
Other Securities	59,505,558
TOTAL MORTGAGE-BACKED SECURITIES (Cost $57,797,312)	59,505,558

See accompanying notes to financial statements.
22

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	82,010,851	$ 82,019,053
State Street Navigator Securities Lending Portfolio II (g) (h)	187,868,151	187,868,151
TOTAL SHORT-TERM INVESTMENTS (Cost $269,882,122)		269,887,204
TOTAL INVESTMENTS — 105.0% (Cost $4,866,789,067)		5,008,802,591
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(239,085,723)
NET ASSETS — 100.0%		$ 4,769,716,868
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,244,045,225	$—	$1,244,045,225
Asset-Backed Securities	—	19,458,159	—	19,458,159
Foreign Government Obligations	—	173,415,671	—	173,415,671
U.S. Government Agency Obligations	—	1,371,450,156	—	1,371,450,156
U.S. Treasury Obligations	—	1,848,424,297	—	1,848,424,297
Municipal Bonds & Notes	—	22,616,321	—	22,616,321
Mortgage-Backed Securities	—	59,505,558	—	59,505,558
Short-Term Investments	269,887,204	—	—	269,887,204
TOTAL INVESTMENTS	$269,887,204	$4,738,915,387	$—	$5,008,802,591
See accompanying notes to financial statements.
23

SPDR PORTFOLIO AGGREGATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 617,913,611	$ 535,899,213	$(427)	$5,082	82,010,851	$ 82,019,053	$1,130,304
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,996,702	142,996,702	106,821,264	249,817,966	—	—	—	—	426,288
State Street Navigator Securities Lending Portfolio II	—	—	506,812,791	318,944,640	—	—	187,868,151	187,868,151	88,235
State Street Navigator Securities Lending Portfolio III	20,243,076	20,243,076	310,421,434	330,664,510	—	—	—	—	48,845
Total		$163,239,778	$1,541,969,100	$1,435,326,329	$(427)	$5,082		$269,887,204	$1,693,672
See accompanying notes to financial statements.
24

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.2%
Other Securities		$ 8,201,996
AEROSPACE & DEFENSE — 1.6%
Other Securities		81,592,870
AGRICULTURE — 1.2%
Other Securities		57,833,953
AIRLINES — 0.5%
Other Securities		23,300,102
APPAREL — 0.1%
Other Securities		5,063,620
AUTO MANUFACTURERS — 2.6%
Other Securities		131,634,261
AUTO PARTS & EQUIPMENT — 0.1%
Other Securities		7,316,994
BANKS — 27.4%
Bank of America Corp.:
4.10%, 7/24/2023	$ 2,439,000	2,601,120
5.70%, 1/24/2022	2,173,000	2,333,433
5.88%, 1/5/2021	210,000	218,146
6.22%, 9/15/2026 (a)	486,000	571,862
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (b)	2,355,000	2,372,286
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	2,845,000	2,953,082
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	7,258,000	7,427,039
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (b)	2,840,000	2,973,537
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	1,653,000	1,681,051
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b)	7,321,000	7,689,173
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (b)	1,950,000	2,083,672
Series GMTN, 2.63%, 4/19/2021	4,626,000	4,670,086
Series GMTN, 3.30%, 1/11/2023	3,917,000	4,054,173
Series GMTN, 3.50%, 4/19/2026	2,542,000	2,704,485
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	$ 2,386,000	$ 2,424,534
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (b)	2,691,000	2,857,331
Series L, 3.95%, 4/21/2025	3,118,000	3,325,971
Series L, 4.18%, 11/25/2027	2,481,000	2,693,473
Series MTN, 2.50%, 10/21/2022	2,671,000	2,697,737
Series MTN, 3.25%, 10/21/2027	5,003,000	5,222,882
Series MTN, 3.88%, 8/1/2025	2,792,000	3,005,616
Series MTN, 4.00%, 4/1/2024	3,986,000	4,268,568
Series MTN, 4.00%, 1/22/2025	4,354,000	4,645,805
Series MTN, 4.13%, 1/22/2024	3,113,000	3,347,627
Series MTN, 4.20%, 8/26/2024	5,436,000	5,840,112
Series MTN, 4.25%, 10/22/2026	2,656,000	2,898,546
Series MTN, 4.45%, 3/3/2026	2,079,000	2,282,721
Series MTN, 5.00%, 5/13/2021	1,232,000	1,283,042
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (b)	3,014,000	3,074,039
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b)	2,092,000	2,104,970
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (b)	3,237,000	3,406,813
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (b)	3,208,000	3,350,082
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (b)	3,917,000	4,140,269
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (b)	2,776,000	3,022,759
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b)	2,072,000	2,142,199
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	4,092,000	4,173,185
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (b)	3,188,000	3,301,046
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (b)	1,853,000	2,034,483
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (b)	3,842,000	4,270,959

See accompanying notes to financial statements.
25

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (b)	$ 3,057,000	$ 3,287,345
Bank of Montreal Series MTN, 2.90%, 3/26/2022	4,945,000	5,042,169
Citigroup, Inc.:
2.35%, 8/2/2021	2,160,000	2,173,284
2.70%, 3/30/2021	5,702,000	5,752,463
2.70%, 10/27/2022	2,661,000	2,705,013
2.75%, 4/25/2022	3,100,000	3,149,011
2.90%, 12/8/2021	3,115,000	3,165,027
3.20%, 10/21/2026	3,375,000	3,501,225
3.30%, 4/27/2025	1,582,000	1,661,385
3.38%, 3/1/2023	292,000	302,343
3.40%, 5/1/2026	2,438,000	2,562,192
3.50%, 5/15/2023	2,209,000	2,300,497
3.70%, 1/12/2026	2,340,000	2,494,323
3.75%, 6/16/2024	1,609,000	1,708,661
3.88%, 10/25/2023	2,675,000	2,839,218
3.88%, 3/26/2025	1,640,000	1,736,432
4.00%, 8/5/2024 (a)	2,018,000	2,162,408
4.05%, 7/30/2022	2,431,000	2,541,805
4.13%, 7/25/2028	2,152,000	2,342,172
4.30%, 11/20/2026	1,435,000	1,561,754
4.40%, 6/10/2025	2,194,000	2,385,887
4.45%, 9/29/2027	4,237,000	4,669,132
4.50%, 1/14/2022	3,286,000	3,442,841
4.60%, 3/9/2026	1,216,000	1,338,038
5.50%, 9/13/2025	1,614,000	1,847,191
6.63%, 1/15/2028	91,000	115,397
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (b)	3,292,000	3,358,005
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (b)	3,171,000	3,300,123
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	2,713,000	2,758,253
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (b)	2,038,000	2,155,042
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (b)	2,257,000	2,379,081
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (b)	2,311,000	2,533,434
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (b)	2,710,000	2,961,732
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (b)	3,172,000	3,377,006
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (b)	$ 3,000,000	$ 3,231,600
SOFR + 0.87%, 2.31%, 11/4/2022 (b)	1,411,000	1,415,318
SOFR + 1.42%, 2.98%, 11/5/2030 (b)	2,622,000	2,662,353
Credit Suisse AG Series MTN, 3.63%, 9/9/2024	4,322,000	4,591,995
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	3,069,000	3,079,343
2.63%, 4/25/2021	1,603,000	1,615,535
2.88%, 2/25/2021	2,699,000	2,725,531
3.00%, 4/26/2022	4,278,000	4,329,978
3.20%, 2/23/2023	1,956,000	2,011,981
3.50%, 1/23/2025	3,319,000	3,483,523
3.50%, 11/16/2026	3,240,000	3,410,068
3.63%, 1/22/2023	2,158,000	2,249,888
3.63%, 2/20/2024	2,427,000	2,546,651
3.75%, 5/22/2025	3,054,000	3,241,913
3.75%, 2/25/2026	2,008,000	2,133,741
3.85%, 1/26/2027	3,692,000	3,930,245
4.00%, 3/3/2024	2,665,000	2,842,622
4.25%, 10/21/2025	2,520,000	2,739,719
5.25%, 7/27/2021	4,789,000	5,026,008
5.75%, 1/24/2022	5,355,000	5,745,433
5.95%, 1/15/2027	1,290,000	1,540,441
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (b)	3,828,000	3,878,874
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	3,154,000	3,209,447
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	1,993,000	2,025,386
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (b)	2,993,000	3,208,227
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (b)	9,966,000	10,986,917
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (b)	2,683,000	2,850,741
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (b)	2,863,000	2,965,724
Series MTN, 3.85%, 7/8/2024	2,739,000	2,898,821
HSBC Holdings PLC:
2.65%, 1/5/2022	3,598,000	3,639,665
2.95%, 5/25/2021	3,312,000	3,354,360
3.40%, 3/8/2021	3,746,000	3,806,947
3.60%, 5/25/2023	2,697,000	2,811,434
3.90%, 5/25/2026	3,190,000	3,401,561
4.00%, 3/30/2022	1,947,000	2,029,806
4.25%, 3/14/2024	2,593,000	2,754,985

See accompanying notes to financial statements.
26

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 8/18/2025	$ 2,488,000	$ 2,667,360
4.30%, 3/8/2026	2,762,000	3,009,006
4.38%, 11/23/2026	2,006,000	2,170,131
4.88%, 1/14/2022	2,399,000	2,532,792
5.10%, 4/5/2021	2,155,000	2,234,476
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (b)	2,321,000	2,374,801
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (b)	743,000	780,692
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	3,304,000	3,381,049
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (b)	8,622,000	8,635,968
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (b)	3,175,000	3,333,782
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (b)	2,570,000	2,781,999
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (b)	3,523,000	3,931,598
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (b)	3,030,000	3,241,130
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (a)(b)	2,032,000	2,189,764
JPMorgan Chase & Co.:
2.40%, 6/7/2021	2,986,000	3,005,230
2.55%, 3/1/2021	2,480,000	2,498,575
2.70%, 5/18/2023	3,585,000	3,658,564
2.95%, 10/1/2026	3,782,000	3,901,360
2.97%, 1/15/2023	3,622,000	3,697,156
3.13%, 1/23/2025	3,085,000	3,220,833
3.20%, 1/25/2023	3,376,000	3,494,801
3.20%, 6/15/2026	2,871,000	2,999,908
3.25%, 9/23/2022	3,964,000	4,097,270
3.30%, 4/1/2026	3,192,000	3,357,377
3.38%, 5/1/2023	3,485,000	3,626,909
3.63%, 5/13/2024	2,914,000	3,088,753
3.63%, 12/1/2027	1,644,000	1,736,607
3.88%, 2/1/2024	2,011,000	2,150,101
3.88%, 9/10/2024	3,863,000	4,135,844
3.90%, 7/15/2025	2,801,000	3,025,472
4.13%, 12/15/2026	2,357,000	2,586,902
4.25%, 10/1/2027	1,508,000	1,669,974
4.35%, 8/15/2021	2,405,000	2,497,737
4.50%, 1/24/2022	4,029,000	4,234,882
4.63%, 5/10/2021	6,135,000	6,356,473
7.63%, 10/15/2026	459,000	595,355
7.75%, 7/15/2025	55,000	69,104
8.00%, 4/29/2027	433,000	574,864
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (b)	$ 3,007,000	$ 3,071,470
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	2,807,000	2,876,164
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (b)	2,699,000	2,812,925
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (b)	3,216,000	3,390,082
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	1,502,000	1,525,221
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (b)	2,284,000	2,424,283
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (b)	3,161,000	3,371,428
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (b)	2,695,000	2,958,086
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (b)	2,179,000	2,258,599
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (b)	2,952,000	3,181,341
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (b)	2,350,000	2,549,468
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (b)	3,168,000	3,530,609
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (a)(b)	1,988,000	2,263,954
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (b)	3,502,000	3,769,448
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (b)	2,143,000	2,272,994
SOFR + 1.51%, 2.74%, 10/15/2030 (b)	3,946,000	3,951,682
SOFR + 1.16%, 2.30%, 10/15/2025 (b)	2,900,000	2,896,694
Series MTN, 2.30%, 8/15/2021	2,684,000	2,690,817
Morgan Stanley:
2.75%, 5/19/2022	4,259,000	4,332,595
3.63%, 1/20/2027	3,594,000	3,829,371
3.95%, 4/23/2027 (a)	1,870,000	2,002,639
4.88%, 11/1/2022	2,705,000	2,901,221
5.00%, 11/24/2025	2,784,000	3,136,482
5.75%, 1/25/2021	3,372,000	3,503,204

See accompanying notes to financial statements.
27

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (b)	$ 3,553,000	$ 3,712,281
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (b)	3,488,000	3,704,849
Series F, 3.88%, 4/29/2024	3,446,000	3,665,200
Series GMTN, 2.50%, 4/21/2021	3,076,000	3,096,763
Series GMTN, 3.13%, 1/23/2023	3,277,000	3,368,396
Series GMTN, 3.70%, 10/23/2024	3,723,000	3,954,087
Series GMTN, 3.75%, 2/25/2023	3,391,000	3,550,411
Series GMTN, 3.88%, 1/27/2026	3,789,000	4,073,705
Series GMTN, 4.00%, 7/23/2025	3,981,000	4,308,995
Series GMTN, 4.35%, 9/8/2026	2,906,000	3,177,914
Series GMTN, 5.50%, 7/28/2021	3,670,000	3,865,574
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (b)	3,932,000	4,230,399
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (b)	1,982,000	2,241,127
Series MTN, 2.63%, 11/17/2021	4,715,000	4,769,647
Series MTN, 3.13%, 7/27/2026	3,733,000	3,858,391
Series MTN, 4.10%, 5/22/2023	2,597,000	2,740,666
Series MTN, 6.25%, 8/9/2026	2,706,000	3,299,859
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (b)	2,295,000	2,327,382
Svenska Handelsbanken AB Series BKNT, 2.45%, 3/30/2021	6,051,000	6,091,784
Wells Fargo & Co.:
2.10%, 7/26/2021	3,860,000	3,871,426
2.50%, 3/4/2021	2,062,000	2,076,104
3.00%, 4/22/2026	4,303,000	4,422,451
3.00%, 10/23/2026	3,927,000	4,029,102
3.07%, 1/24/2023	4,422,000	4,512,784
4.13%, 8/15/2023	1,991,000	2,113,367
4.48%, 1/16/2024	706,000	763,207
Series GMTN, 4.30%, 7/22/2027	3,788,000	4,148,352
Series M, 3.45%, 2/13/2023	2,723,000	2,820,238
Series MTN, 2.63%, 7/22/2022	4,912,000	4,988,971
Series MTN, 3.00%, 1/22/2021	6,566,000	6,640,655
Security Description	Principal Amount	Value
Series MTN, 3.00%, 2/19/2025	$ 3,220,000	$ 3,323,040
Series MTN, 3.30%, 9/9/2024	2,704,000	2,836,361
Series MTN, 3.50%, 3/8/2022	3,454,000	3,564,010
Series MTN, 3.55%, 9/29/2025	2,979,000	3,156,727
Series MTN, 3.75%, 1/24/2024	3,593,000	3,800,065
Series MTN, 4.10%, 6/3/2026	3,394,000	3,655,609
Series MTN, 4.15%, 1/24/2029 (a)	2,087,000	2,331,429
Series MTN, 4.60%, 4/1/2021	3,419,000	3,530,938
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (b)	3,751,000	3,752,913
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (b)	2,822,000	2,843,588
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (b)	3,611,000	3,745,438
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (b)	3,518,000	3,738,895
Westpac Banking Corp. 2.35%, 2/19/2025	4,807,000	4,822,527
Other Securities		688,226,937
		1,362,932,524
BEVERAGES — 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	4,679,000	4,993,709
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 1/23/2029	5,419,000	6,288,479
Other Securities		88,959,215
		100,241,403
BIOTECHNOLOGY — 0.8%
Other Securities		37,817,222
BUILDING MATERIALS — 0.2%
Other Securities		11,370,533
CHEMICALS — 1.6%
DowDuPont, Inc. 4.21%, 11/15/2023	6,622,000	7,082,428
Other Securities		74,953,247
		82,035,675
COMMERCIAL SERVICES — 0.8%
Other Securities		40,259,316
COMPUTERS — 3.0%
Apple, Inc.:
1.55%, 8/4/2021 (a)	1,665,000	1,661,720

See accompanying notes to financial statements.
28

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 9/11/2022	$ 1,208,000	$ 1,207,831
1.80%, 9/11/2024 (a)	1,073,000	1,065,253
2.05%, 9/11/2026	1,871,000	1,853,768
2.10%, 9/12/2022	1,584,000	1,599,792
2.15%, 2/9/2022	1,420,000	1,432,340
2.20%, 9/11/2029	2,503,000	2,459,848
2.25%, 2/23/2021	2,521,000	2,535,294
2.30%, 5/11/2022	1,717,000	1,737,930
2.40%, 1/13/2023 (a)	1,321,000	1,341,238
2.40%, 5/3/2023	7,034,000	7,151,397
2.45%, 8/4/2026	2,997,000	3,042,884
2.50%, 2/9/2022	2,300,000	2,335,328
2.50%, 2/9/2025	2,252,000	2,299,832
2.70%, 5/13/2022	1,992,000	2,037,437
2.75%, 1/13/2025	2,188,000	2,261,210
2.85%, 5/6/2021	4,014,000	4,075,254
2.85%, 2/23/2023	1,984,000	2,039,909
2.85%, 5/11/2024	2,105,000	2,177,180
2.90%, 9/12/2027	2,768,000	2,883,481
3.00%, 2/9/2024	3,777,000	3,914,143
3.00%, 6/20/2027	1,456,000	1,525,349
3.00%, 11/13/2027	2,105,000	2,209,850
3.20%, 5/13/2025	2,900,000	3,065,329
3.20%, 5/11/2027	2,837,000	3,002,511
3.25%, 2/23/2026	2,131,000	2,255,472
3.35%, 2/9/2027	3,050,000	3,254,075
3.45%, 5/6/2024	2,907,000	3,088,978
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (c)	5,479,000	5,638,275
6.02%, 6/15/2026 (c)	7,068,000	8,160,289
International Business Machines Corp. 2.85%, 5/13/2022	5,031,000	5,141,833
Other Securities		63,046,256
		151,501,286
COSMETICS/PERSONAL CARE — 0.6%
Other Securities		28,555,751
DIVERSIFIED FINANCIAL SERVICES — 3.9%
Visa, Inc. 3.15%, 12/14/2025	8,249,000	8,726,535
Other Securities		184,577,017
		193,303,552
ELECTRIC — 4.5%
Other Securities		225,428,262
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Other Securities		3,021,246
ELECTRONICS — 0.7%
Other Securities		34,302,277
Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.0% (d)
Other Securities		$ 1,796,891
ENVIRONMENTAL CONTROL — 0.4%
Other Securities		17,583,989
FOOD — 1.6%
Other Securities		80,167,365
FOREST PRODUCTS & PAPER — 0.2%
Other Securities		11,988,309
GAS — 0.4%
Other Securities		18,527,851
HAND & MACHINE TOOLS — 0.1%
Other Securities		4,235,784
HEALTH CARE PRODUCTS — 0.9%
Other Securities		44,829,273
HEALTH CARE SERVICES — 1.7%
UnitedHealth Group, Inc. 3.75%, 7/15/2025	$ 6,052,000	6,536,281
Other Securities		77,517,992
		84,054,273
HOME BUILDERS — 0.1%
Other Securities		2,781,742
HOME FURNISHINGS — 0.1%
Other Securities		5,871,086
HOUSEHOLD PRODUCTS & WARES — 0.2%
Other Securities		9,335,231
INSURANCE — 2.4%
Other Securities		119,187,711
INTERNET — 1.0%
Other Securities		51,707,775
INVESTMENT COMPANY SECURITY — 0.2%
Other Securities		12,100,539
IRON/STEEL — 0.3%
Other Securities		13,273,388
LEISURE TIME — 0.1%
Other Securities		3,233,314
LODGING — 0.4%
Other Securities		21,441,256

See accompanying notes to financial statements.
29

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.5%
Other Securities		$ 24,014,760
MACHINERY-DIVERSIFIED — 0.9%
Other Securities		44,178,580
MEDIA — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.91%, 7/23/2025	$ 5,944,000	6,551,358
Other Securities		113,374,916
		119,926,274
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		3,622,029
MINING — 0.3%
Other Securities		14,868,580
MISCELLANEOUS MANUFACTURER — 1.1%
Other Securities		52,701,225
OFFICE & BUSINESS EQUIPMENT — 0.0% (d)
Other Security		161,291
OFFICE FURNISHINGS — 0.0% (d)
Other Security		88,174
OIL & GAS — 4.2%
Other Securities		211,846,031
OIL & GAS SERVICES — 0.4%
Other Securities		19,409,640
PACKAGING & CONTAINERS — 0.2%
Other Securities		11,880,122
PHARMACEUTICALS — 6.8%
AbbVie, Inc.:
2.90%, 11/6/2022	4,888,000	4,990,550
3.20%, 11/21/2029 (c)	8,453,000	8,626,286
3.60%, 5/14/2025	5,310,000	5,609,059
Allergan Funding SCS 3.45%, 3/15/2022	8,586,000	8,785,710
Bristol-Myers Squibb Co.:
2.88%, 2/19/2021 (c)	4,719,000	4,773,788
3.40%, 7/26/2029 (c)	4,976,000	5,330,391
Cigna Corp.:
4.13%, 11/15/2025	4,325,000	4,695,869
4.38%, 10/15/2028	5,201,000	5,771,498
4.75%, 11/15/2021 (c)	6,449,000	6,760,164
CVS Health Corp.:
Security Description	Principal Amount	Value
2.13%, 6/1/2021	$ 2,103,000	$ 2,106,470
2.63%, 8/15/2024	732,000	739,767
2.75%, 12/1/2022	1,899,000	1,929,954
2.88%, 6/1/2026	2,903,000	2,944,571
3.00%, 8/15/2026	1,171,000	1,195,287
3.25%, 8/15/2029	2,487,000	2,537,088
3.35%, 3/9/2021	1,891,000	1,921,105
3.38%, 8/12/2024	1,455,000	1,515,382
3.50%, 7/20/2022	2,295,000	2,369,932
3.70%, 3/9/2023	7,667,000	7,982,727
3.88%, 7/20/2025	3,783,000	4,035,137
4.00%, 12/5/2023	2,003,000	2,121,578
4.10%, 3/25/2025	6,121,000	6,582,768
4.30%, 3/25/2028	9,222,000	10,089,514
4.75%, 12/1/2022	1,482,000	1,577,811
6.25%, 6/1/2027	767,000	913,689
Eli Lilly & Co. 2.35%, 5/15/2022	4,558,000	4,615,887
Other Securities		227,462,908
		337,984,890
PIPELINES — 3.5%
Other Securities		174,475,721
REAL ESTATE — 0.0% (d)
Other Securities		1,349,479
REAL ESTATE INVESTMENT TRUSTS — 4.9%
Other Securities		242,819,347
RETAIL — 2.7%
Other Securities		133,634,820
SAVINGS & LOANS — 0.0% (d)
Other Security		438,817
SEMICONDUCTORS — 2.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.88%, 1/15/2027	6,350,000	6,596,952
Other Securities		96,997,625
		103,594,577
SHIPBUILDING — 0.0% (d)
Other Security		1,052,353
SOFTWARE — 2.3%
Microsoft Corp.:
1.55%, 8/8/2021	4,701,000	4,693,619
3.30%, 2/6/2027	5,064,000	5,418,379
Oracle Corp. 1.90%, 9/15/2021	5,603,000	5,614,430
Other Securities		100,472,389
		116,198,817
TELECOMMUNICATIONS — 2.8%
AT&T, Inc.:

See accompanying notes to financial statements.
30

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 12/1/2022	$ 1,692,000	$ 1,718,463
2.80%, 2/17/2021	2,349,000	2,369,883
2.95%, 7/15/2026	942,000	961,716
3.00%, 2/15/2022	1,338,000	1,366,499
3.00%, 6/30/2022	2,439,000	2,492,317
3.20%, 3/1/2022	1,953,000	1,999,872
3.40%, 6/15/2022	693,000	714,816
3.40%, 5/15/2025	4,077,000	4,275,509
3.55%, 6/1/2024	1,303,000	1,370,091
3.60%, 2/17/2023 (a)	2,569,000	2,680,263
3.60%, 7/15/2025	1,989,000	2,104,819
3.80%, 3/15/2022	1,694,000	1,758,304
3.80%, 3/1/2024	1,149,000	1,217,457
3.80%, 2/15/2027	1,888,000	2,021,123
3.88%, 8/15/2021	1,788,000	1,842,999
3.88%, 1/15/2026	878,000	940,391
3.90%, 3/11/2024	1,581,000	1,680,097
3.95%, 1/15/2025	1,757,000	1,883,100
4.00%, 1/15/2022	674,000	700,495
4.05%, 12/15/2023	914,000	978,839
4.10%, 2/15/2028	2,455,000	2,670,770
4.13%, 2/17/2026	3,113,000	3,375,239
4.25%, 3/1/2027	2,430,000	2,667,144
4.35%, 3/1/2029	3,036,000	3,372,146
4.45%, 5/15/2021	1,447,000	1,495,851
4.45%, 4/1/2024	1,791,000	1,939,313
4.60%, 2/15/2021	1,271,000	1,300,449
7.13%, 3/15/2026	151,000	184,868
Verizon Communications, Inc.:
3.38%, 2/15/2025	6,155,000	6,515,745
4.13%, 3/16/2027	4,547,000	5,049,443
5.15%, 9/15/2023	5,714,000	6,345,683
Other Securities		69,643,981
		139,637,685
TEXTILES — 0.0% (d)
Other Security		1,180,221
TOYS/GAMES/HOBBIES — 0.1%
Other Securities		5,031,764
TRANSPORTATION — 1.5%
Other Securities		74,519,567
TRUCKING & LEASING — 0.1%
Other Securities		3,471,263
WATER — 0.1%
Other Securities		4,784,571
TOTAL CORPORATE BONDS & NOTES (Cost $4,836,100,992)		4,930,699,218

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	4,420,301	$ 4,420,743
State Street Navigator Securities Lending Portfolio II (g) (h)	146,750,700	146,750,700
TOTAL SHORT-TERM INVESTMENTS (Cost $151,171,443)		151,171,443
TOTAL INVESTMENTS — 102.0% (Cost $4,987,272,435)		5,081,870,661
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(99,302,019)
NET ASSETS — 100.0%		$ 4,982,568,642
The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
31

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$4,930,699,218	$—	$4,930,699,218
Short-Term Investments	151,171,443	—	—	151,171,443
TOTAL INVESTMENTS	$151,171,443	$4,930,699,218	$—	$5,081,870,661
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$234,334,527	$229,912,941	$(843)	$—	4,420,301	$ 4,420,743	$ 68,053
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,726,093	3,726,093	87,093,711	90,819,804	—	—	—	—	26,353
State Street Navigator Securities Lending Portfolio II	—	—	227,914,428	81,163,728	—	—	146,750,700	146,750,700	84,733
State Street Navigator Securities Lending Portfolio III	21,334,763	21,334,763	230,373,433	251,708,196	—	—	—	—	58,780
Total		$25,060,856	$779,716,099	$653,604,669	$(843)	$—		$151,171,443	$237,919
See accompanying notes to financial statements.
32

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.0% (a)
Other Security		$ 134,867
AEROSPACE & DEFENSE — 2.2%
United Technologies Corp. 4.63%, 11/16/2048	$ 1,077,000	1,347,575
Other Securities		13,361,870
		14,709,445
AGRICULTURE — 1.6%
Other Securities		10,926,181
AIRLINES — 0.2%
Other Securities		1,400,843
APPAREL — 0.1%
Other Securities		659,363
AUTO MANUFACTURERS — 0.8%
Other Securities		5,495,049
AUTO PARTS & EQUIPMENT — 0.1%
Other Securities		676,837
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	926,000	1,251,202
7.75%, 5/14/2038	532,000	839,262
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (b)	163,000	185,708
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (b)	566,000	654,319
Series L, 4.75%, 4/21/2045	118,000	145,107
Series MTN, 4.88%, 4/1/2044	130,000	166,405
Series MTN, 5.00%, 1/21/2044	451,000	588,474
Series MTN, 5.88%, 2/7/2042	340,000	483,157
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (b)	340,000	386,529
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (b)	1,159,000	1,392,318
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (b)	1,377,000	1,683,575
Citigroup, Inc.:
4.65%, 7/23/2048	969,000	1,211,638
8.13%, 7/15/2039	811,000	1,349,074
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	728,000	890,963
5.15%, 5/22/2045	460,000	566,605
6.13%, 2/15/2033	123,000	167,073
6.25%, 2/1/2041	932,000	1,310,280
6.45%, 5/1/2036	291,000	388,415
6.75%, 10/1/2037	2,245,000	3,110,694
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (b)	$ 927,000	$ 1,007,909
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (b)	514,000	583,071
Series MTN, 4.80%, 7/8/2044	509,000	613,803
JPMorgan Chase & Co.:
4.85%, 2/1/2044	312,000	398,022
4.95%, 6/1/2045	386,000	489,386
5.40%, 1/6/2042	710,000	955,362
5.50%, 10/15/2040	317,000	426,207
5.60%, 7/15/2041	848,000	1,165,160
5.63%, 8/16/2043	495,000	664,330
6.40%, 5/15/2038	763,000	1,107,342
8.75%, 9/1/2030	25,000	36,622
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (b)	987,000	1,109,043
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (b)	708,000	783,558
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (b)	866,000	979,896
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (b)	552,000	630,097
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (b)	392,000	463,152
Other Securities		28,680,665
		56,864,423
BEVERAGES — 3.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90%, 2/1/2046	3,240,000	3,854,531
Anheuser-Busch InBev Finance, Inc. 4.63%, 2/1/2044	1,068,000	1,214,861
Anheuser-Busch InBev Worldwide, Inc.:
4.38%, 4/15/2038	212,000	238,517
4.44%, 10/6/2048	530,000	593,160
4.60%, 4/15/2048	691,000	788,003
4.75%, 4/15/2058	527,000	615,589
4.90%, 1/23/2031	564,000	672,091
4.95%, 1/15/2042	754,000	892,020
5.45%, 1/23/2039	925,000	1,163,021
5.55%, 1/23/2049	1,450,000	1,883,970
5.80%, 1/23/2059	830,000	1,134,726
5.88%, 6/15/2035	80,000	98,762
8.00%, 11/15/2039	134,000	211,181
8.20%, 1/15/2039	461,000	729,256
Other Securities		8,926,781
		23,016,469
BIOTECHNOLOGY — 1.4%
Amgen, Inc. 4.66%, 6/15/2051	1,078,000	1,269,076
Other Securities		7,949,443
		9,218,519

See accompanying notes to financial statements.
33

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.3%
Other Securities		$ 1,777,700
CHEMICALS — 1.6%
Other Securities		10,906,290
COMMERCIAL SERVICES — 1.0%
Other Securities		6,861,242
COMPUTERS — 2.1%
Apple, Inc.:
2.95%, 9/11/2049	$ 150,000	146,476
3.45%, 2/9/2045	776,000	821,466
3.75%, 9/12/2047	434,000	482,747
3.75%, 11/13/2047	562,000	626,765
3.85%, 5/4/2043	522,000	585,449
3.85%, 8/4/2046	597,000	673,022
4.25%, 2/9/2047	588,000	701,472
4.38%, 5/13/2045	595,000	720,051
4.45%, 5/6/2044	447,000	543,838
4.50%, 2/23/2036	404,000	493,034
4.65%, 2/23/2046	1,393,000	1,748,619
Other Securities		6,365,067
		13,908,006
COSMETICS/PERSONAL CARE — 0.3%
Other Securities		2,129,611
DISTRIBUTION & WHOLESALE — 0.1%
Other Securities		558,692
DIVERSIFIED FINANCIAL SERVICES — 1.6%
GE Capital International Funding Co. 4.42%, 11/15/2035	2,526,000	2,697,364
Visa, Inc. 4.30%, 12/14/2045	1,230,000	1,515,704
Other Securities		6,486,811
		10,699,879
ELECTRIC — 11.0%
Southern Co. 4.40%, 7/1/2046	1,107,000	1,228,892
Other Securities		73,119,607
		74,348,499
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Other Securities		127,148
ELECTRONICS — 0.2%
Other Securities		1,310,636
ENVIRONMENTAL CONTROL — 0.2%
Other Securities		1,397,456
Security Description	Principal Amount	Value
FOOD — 1.8%
Kraft Heinz Foods Co. 5.20%, 7/15/2045	$ 1,166,000	$ 1,270,462
Other Securities		10,862,988
		12,133,450
FOREST PRODUCTS & PAPER — 0.4%
Other Securities		2,918,524
GAS — 0.9%
Other Securities		6,049,381
HAND & MACHINE TOOLS — 0.1%
Other Securities		677,463
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories 4.90%, 11/30/2046	949,000	1,244,329
Other Securities		6,630,449
		7,874,778
HEALTH CARE SERVICES — 3.8%
UnitedHealth Group, Inc.:
3.50%, 8/15/2039	205,000	215,775
3.70%, 8/15/2049	280,000	300,560
3.75%, 10/15/2047	263,000	281,831
3.88%, 8/15/2059	592,000	640,550
3.95%, 10/15/2042	221,000	242,673
4.20%, 1/15/2047	154,000	177,006
4.25%, 3/15/2043	186,000	213,848
4.25%, 4/15/2047	300,000	344,550
4.25%, 6/15/2048	414,000	479,619
4.38%, 3/15/2042	395,000	455,700
4.45%, 12/15/2048	286,000	341,753
4.63%, 7/15/2035	100,000	121,351
4.63%, 11/15/2041	165,000	196,601
4.75%, 7/15/2045	244,000	300,122
5.70%, 10/15/2040	276,000	358,990
5.80%, 3/15/2036	549,000	728,243
5.95%, 2/15/2041	164,000	222,181
6.50%, 6/15/2037	742,000	1,057,001
6.63%, 11/15/2037	151,000	216,640
6.88%, 2/15/2038	164,000	242,940
Other Securities		18,644,716
		25,782,650
HOME FURNISHINGS — 0.0% (a)
Other Security		183,077
HOUSEHOLD PRODUCTS & WARES — 0.1%
Other Securities		694,747
INSURANCE — 4.2%
Other Securities		28,696,532

See accompanying notes to financial statements.
34

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
INTERNET — 1.0%
Other Securities		$ 6,977,458
IRON/STEEL — 0.4%
Other Securities		2,878,499
LEISURE TIME — 0.0% (a)
Other Security		102,466
LODGING — 0.0% (a)
Other Security		151,141
MACHINERY, CONSTRUCTION & MINING — 0.3%
Other Securities		2,084,325
MACHINERY-DIVERSIFIED — 0.2%
Other Securities		1,446,302
MEDIA — 5.9%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.75%, 4/1/2048	$ 1,028,000	1,201,938
Comcast Corp.:
2.65%, 2/1/2030	60,000	60,281
3.20%, 7/15/2036	543,000	555,657
3.25%, 11/1/2039	350,000	355,274
3.40%, 7/15/2046	396,000	401,267
3.45%, 2/1/2050	480,000	492,840
3.90%, 3/1/2038	220,000	243,899
3.97%, 11/1/2047	1,136,000	1,251,827
4.00%, 8/15/2047	320,000	353,478
4.00%, 3/1/2048	34,000	37,674
4.00%, 11/1/2049	590,000	655,130
4.05%, 11/1/2052	586,000	658,266
4.20%, 8/15/2034	234,000	269,610
4.25%, 10/15/2030	361,000	412,562
4.25%, 1/15/2033	376,000	434,810
4.40%, 8/15/2035	156,000	182,653
4.50%, 1/15/2043	279,000	327,041
4.60%, 10/15/2038	1,165,000	1,389,449
4.60%, 8/15/2045	767,000	920,193
4.65%, 7/15/2042	142,000	170,795
4.70%, 10/15/2048	958,000	1,182,019
4.75%, 3/1/2044	428,000	520,602
4.95%, 10/15/2058	839,000	1,092,294
5.65%, 6/15/2035	195,000	254,931
6.40%, 5/15/2038	371,000	521,797
6.45%, 3/15/2037	114,000	161,017
6.50%, 11/15/2035	368,000	519,546
6.55%, 7/1/2039	135,000	194,033
6.95%, 8/15/2037	588,000	868,646
7.05%, 3/15/2033	614,000	883,908
Other Securities		23,434,887
		40,008,324
Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.1%
Other Securities		$ 714,708
MINING — 1.3%
Other Securities		8,437,983
MISCELLANEOUS MANUFACTURER — 1.4%
General Electric Co.:
Series A, 6.75%, 3/15/2032	$ 1,078,000	1,383,764
Series GMTN, 6.15%, 8/7/2037	1,174,000	1,452,367
Series MTN, 5.88%, 1/14/2038	1,348,000	1,630,393
Other Securities		5,066,296
		9,532,820
OIL & GAS — 5.1%
ConocoPhillips Co. 6.50%, 2/1/2039	848,000	1,234,646
Shell International Finance B.V.:
4.38%, 5/11/2045	1,318,000	1,572,269
6.38%, 12/15/2038	1,258,000	1,831,019
Other Securities		30,098,065
		34,735,999
OIL & GAS SERVICES — 0.6%
Other Securities		3,726,013
PACKAGING & CONTAINERS — 0.1%
Other Securities		921,509
PHARMACEUTICALS — 7.3%
AbbVie, Inc.:
4.05%, 11/21/2039 (c)	1,134,000	1,190,587
4.25%, 11/21/2049 (c)	1,680,000	1,781,774
4.30%, 5/14/2036	307,000	337,273
4.40%, 11/6/2042	589,000	637,810
4.45%, 5/14/2046	1,356,000	1,462,677
4.50%, 5/14/2035	671,000	754,385
4.70%, 5/14/2045	808,000	901,615
4.88%, 11/14/2048	1,098,000	1,266,675
AstraZeneca PLC 6.45%, 9/15/2037	860,000	1,216,685
Bristol-Myers Squibb Co. 4.25%, 10/26/2049 (c)	1,104,000	1,311,806
CVS Health Corp.:
4.78%, 3/25/2038	618,000	703,142
4.88%, 7/20/2035	341,000	391,454
5.05%, 3/25/2048	2,447,000	2,902,754
5.13%, 7/20/2045	1,120,000	1,327,088
5.30%, 12/5/2043	890,000	1,069,833
6.13%, 9/15/2039	466,000	595,921
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	976,000	1,409,022
Wyeth LLC 5.95%, 4/1/2037	956,000	1,303,525
Other Securities		29,205,903
		49,769,929

See accompanying notes to financial statements.
35

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 4.7%
Other Securities		$ 31,668,765
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Other Securities		10,465,228
RETAIL — 3.3%
Home Depot, Inc. 5.88%, 12/16/2036	$ 1,052,000	1,451,613
Other Securities		20,990,531
		22,442,144
SEMICONDUCTORS — 1.1%
Other Securities		7,331,445
SOFTWARE — 3.2%
Microsoft Corp.:
3.45%, 8/8/2036	214,000	234,640
3.50%, 2/12/2035	474,000	523,178
3.50%, 11/15/2042	522,000	569,293
3.70%, 8/8/2046	1,534,000	1,731,104
3.75%, 5/1/2043	355,000	396,602
3.75%, 2/12/2045	1,019,000	1,157,533
3.95%, 8/8/2056	819,000	967,411
4.00%, 2/12/2055	682,000	806,492
4.10%, 2/6/2037	761,000	898,688
4.20%, 11/3/2035	431,000	511,817
4.25%, 2/6/2047	961,000	1,180,002
4.45%, 11/3/2045	583,000	730,738
4.50%, 10/1/2040	440,000	547,254
4.50%, 2/6/2057	671,000	869,790
4.75%, 11/3/2055	217,000	290,359
4.88%, 12/15/2043	110,000	143,664
5.20%, 6/1/2039	444,000	598,303
5.30%, 2/8/2041	370,000	508,199
Oracle Corp.:
3.25%, 5/15/2030	440,000	469,106
3.80%, 11/15/2037	582,000	635,154
3.85%, 7/15/2036	356,000	391,369
3.90%, 5/15/2035	573,000	638,998
4.00%, 7/15/2046	1,311,000	1,456,246
4.00%, 11/15/2047	593,000	661,883
4.13%, 5/15/2045	688,000	775,988
4.30%, 7/8/2034	481,000	563,275
4.38%, 5/15/2055	288,000	341,580
4.50%, 7/8/2044	303,000	358,222
5.38%, 7/15/2040	621,000	808,710
6.13%, 7/8/2039	390,000	548,570
6.50%, 4/15/2038	348,000	502,853
Other Securities		805,945
		21,622,966
TELECOMMUNICATIONS — 8.4%
AT&T, Inc.:
4.30%, 2/15/2030	1,494,000	1,659,864
4.30%, 12/15/2042	328,000	351,052
Security Description	Principal Amount	Value
4.35%, 6/15/2045	$ 876,000	$ 945,878
4.50%, 5/15/2035	1,252,000	1,395,454
4.50%, 3/9/2048	1,398,000	1,544,958
4.55%, 3/9/2049	787,000	873,979
4.65%, 6/1/2044	142,000	156,243
4.75%, 5/15/2046	659,000	745,197
4.80%, 6/15/2044	922,000	1,051,947
4.85%, 3/1/2039	179,000	206,786
4.85%, 7/15/2045	230,000	263,368
4.90%, 8/15/2037	506,000	583,453
4.90%, 6/15/2042	223,000	254,635
5.15%, 3/15/2042	289,000	339,500
5.15%, 11/15/2046	878,000	1,048,850
5.15%, 2/15/2050	490,000	592,640
5.25%, 3/1/2037	639,000	764,723
5.30%, 8/15/2058	200,000	244,342
5.35%, 9/1/2040	451,000	543,784
5.35%, 12/15/2043	134,000	157,745
5.38%, 10/15/2041	175,000	206,682
5.45%, 3/1/2047	672,000	832,312
5.55%, 8/15/2041	536,000	659,210
5.65%, 2/15/2047	375,000	476,164
5.70%, 3/1/2057	522,000	677,634
6.00%, 8/15/2040	485,000	624,200
6.10%, 7/15/2040	173,000	220,611
6.15%, 9/15/2034	474,000	591,751
6.20%, 3/15/2040	50,000	61,816
6.25%, 3/29/2041	170,000	221,403
6.30%, 1/15/2038	187,000	244,824
6.35%, 3/15/2040	392,000	516,950
6.38%, 3/1/2041	260,000	347,636
6.50%, 9/1/2037 (d)	500,000	658,235
6.55%, 2/15/2039	239,000	320,836
British Telecommunications PLC 9.63%, 12/15/2030	786,000	1,208,271
Deutsche Telekom International Finance B.V. 8.75%, 6/15/2030	1,094,000	1,604,384
Orange SA 9.00%, 3/1/2031	943,000	1,463,234
Verizon Communications, Inc.:
3.85%, 11/1/2042	471,000	508,972
4.02%, 12/3/2029	924,000	1,033,365
4.13%, 8/15/2046	161,000	181,455
4.27%, 1/15/2036	787,000	890,978
4.40%, 11/1/2034	705,000	819,993
4.50%, 8/10/2033	1,077,000	1,259,304
4.52%, 9/15/2048	763,000	913,746
4.67%, 3/15/2055	593,000	732,017
4.75%, 11/1/2041	689,000	835,350
4.81%, 3/15/2039	428,000	517,469
4.86%, 8/21/2046	905,000	1,123,775
5.01%, 4/15/2049	955,000	1,222,343
5.01%, 8/21/2054	511,000	661,944
5.25%, 3/16/2037	434,000	544,692

See accompanying notes to financial statements.
36

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 3/16/2047	$ 649,000	$ 879,460
6.55%, 9/15/2043	868,000	1,275,543
Vodafone Group PLC 5.25%, 5/30/2048	1,003,000	1,206,539
Other Securities		17,644,899
		56,912,395
TOYS/GAMES/HOBBIES — 0.1%
Other Securities		317,540
TRANSPORTATION — 3.5%
Other Securities		23,760,821
TRUCKING & LEASING — 0.0% (a)
Other Security		76,858
WATER — 0.3%
Other Securities		1,726,855
TOTAL CORPORATE BONDS & NOTES (Cost $649,628,668)		669,950,250
	Shares
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	409,661	409,702
State Street Navigator Securities Lending Portfolio II (g) (h)	7,769,603	7,769,603
TOTAL SHORT-TERM INVESTMENTS (Cost $8,179,305)		8,179,305
TOTAL INVESTMENTS — 100.1% (Cost $657,807,973)		678,129,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(503,238)
NET ASSETS — 100.0%		$ 677,626,317

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed below may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available on the Fund's website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC's website at www.sec.gov.

(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at December 31, 2019.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$669,950,250	$—	$669,950,250
Short-Term Investments	8,179,305	—	—	8,179,305
TOTAL INVESTMENTS	$8,179,305	$669,950,250	$—	$678,129,555
See accompanying notes to financial statements.
37

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SUMMARY SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$27,591,950	$27,181,960	$(288)	$—	409,661	$ 409,702	$12,523
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,399,343	1,399,343	8,640,667	10,040,010	—	—	—	—	4,164
State Street Navigator Securities Lending Portfolio II	—	—	14,150,078	6,380,475	—	—	7,769,603	7,769,603	4,029
State Street Navigator Securities Lending Portfolio III	1,304,620	1,304,620	11,064,790	12,369,410	—	—	—	—	2,712
Total		$2,703,963	$61,447,485	$55,971,855	$(288)	$—		$8,179,305	$23,428
See accompanying notes to financial statements.
38

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds:
2.25%, 8/15/2046	$ 41,155,600	$ 40,100,988
2.25%, 8/15/2049 (a)	47,825,400	46,540,092
2.38%, 11/15/2049	26,065,100	26,061,027
2.50%, 2/15/2045	41,476,300	42,428,959
2.50%, 2/15/2046	38,057,500	38,949,473
2.50%, 5/15/2046	43,133,800	44,144,748
2.75%, 8/15/2042	24,889,700	26,635,868
2.75%, 11/15/2042	30,977,300	33,136,031
2.75%, 8/15/2047	40,623,200	43,676,287
2.75%, 11/15/2047	40,338,800	43,364,210
2.88%, 5/15/2043	42,316,900	46,198,153
2.88%, 8/15/2045	42,044,700	46,071,794
2.88%, 11/15/2046	42,696,900	46,953,247
2.88%, 5/15/2049	52,724,300	58,276,828
3.00%, 5/15/2042	15,524,600	17,302,652
3.00%, 11/15/2044	41,956,100	46,879,386
3.00%, 5/15/2045	42,322,500	47,368,136
3.00%, 11/15/2045	41,901,200	46,981,720
3.00%, 2/15/2047	39,549,600	44,548,917
3.00%, 5/15/2047	42,942,900	48,364,441
3.00%, 2/15/2048	46,936,100	52,913,119
3.00%, 8/15/2048	52,550,900	59,349,673
3.00%, 2/15/2049	54,974,100	62,180,861
3.13%, 11/15/2041	14,553,700	16,538,916
3.13%, 2/15/2042	17,413,700	19,789,037
3.13%, 2/15/2043	29,399,800	33,410,116
3.13%, 8/15/2044	43,203,000	49,264,921
3.13%, 5/15/2048	45,577,400	52,620,533
3.38%, 5/15/2044	42,234,800	50,094,432
3.38%, 11/15/2048	56,634,200	68,500,835
3.50%, 2/15/2039	12,351,500	14,825,660
3.63%, 8/15/2043	32,389,400	39,803,536
3.63%, 2/15/2044	43,765,400	53,899,825
3.75%, 8/15/2041	15,215,700	18,924,527
3.75%, 11/15/2043	41,667,800	52,214,962
3.88%, 8/15/2040	17,099,100	21,587,614
4.25%, 5/15/2039	10,795,600	14,228,263
4.25%, 11/15/2040 (a)	16,977,600	22,508,584
4.38%, 2/15/2038 (a)	7,047,900	9,388,023
4.38%, 11/15/2039 (a)	14,215,000	19,050,321
Security Description	Principal Amount	Value
4.38%, 5/15/2040	$ 19,919,600	$ 26,788,750
4.38%, 5/15/2041	15,440,400	20,846,953
4.50%, 2/15/2036 (a)	15,671,500	20,811,262
4.50%, 5/15/2038 (a)	7,316,700	9,899,266
4.50%, 8/15/2039	12,260,200	16,662,378
4.63%, 2/15/2040	22,380,600	30,986,640
4.75%, 2/15/2037	5,740,300	7,909,057
4.75%, 2/15/2041	21,019,200	29,699,473
5.00%, 5/15/2037 (a)	6,745,100	9,560,125
5.38%, 2/15/2031 (a)	13,119,300	17,618,810
6.25%, 5/15/2030	7,890,900	11,102,743
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,772,793,794)		1,766,962,172
	Shares
SHORT-TERM INVESTMENTS — 5.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c)	224,199	224,199
State Street Navigator Securities Lending Portfolio II (d) (e)	99,006,805	99,006,805
TOTAL SHORT-TERM INVESTMENTS (Cost $99,231,004)		99,231,004
TOTAL INVESTMENTS — 104.9% (Cost $1,872,024,798)		1,866,193,176
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(86,619,474)
NET ASSETS — 100.0%		$ 1,779,573,702
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.
39

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,766,962,172	$—	$1,766,962,172
Short-Term Investments	99,231,004	—	—	99,231,004
TOTAL INVESTMENTS	$99,231,004	$1,766,962,172	$—	$1,866,193,176
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	97,705	$97,705	$ 43,544,465	$ 43,417,971	$—	$—	224,199	$ 224,199	$36,566
State Street Navigator Securities Lending Portfolio II	—	—	281,261,040	182,254,235	—	—	99,006,805	99,006,805	28,768
State Street Navigator Securities Lending Portfolio III	—	—	138,899,686	138,899,686	—	—	—	—	1,782
Total		$97,705	$463,705,191	$364,571,892	$—	$—		$99,231,004	$67,116
See accompanying notes to financial statements.
40

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc. 3.75%, 10/1/2021	$ 7,979,000	$ 8,198,183
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	7,117,000	7,369,511
WPP Finance 2010 3.63%, 9/7/2022	648,000	671,827
		16,239,521
AEROSPACE & DEFENSE — 1.8%
Boeing Co 8.75%, 8/15/2021	470,000	519,439
Boeing Co.:
2.13%, 3/1/2022	2,597,000	2,603,233
2.30%, 8/1/2021	4,870,000	4,897,029
2.35%, 10/30/2021 (a)	3,233,000	3,255,275
2.70%, 5/1/2022	4,077,000	4,139,297
Embraer SA 5.15%, 6/15/2022	3,982,000	4,214,867
General Dynamics Corp.:
3.00%, 5/11/2021 (a)	15,145,000	15,387,320
3.88%, 7/15/2021	50,000	51,317
L3Harris Technologies, Inc. 4.95%, 2/15/2021 (b)	2,411,000	2,469,563
Lockheed Martin Corp.:
2.50%, 11/23/2020	9,454,000	9,507,888
3.35%, 9/15/2021	3,956,000	4,057,511
Northrop Grumman Corp.:
2.55%, 10/15/2022 (a)	14,346,000	14,561,620
3.50%, 3/15/2021 (a)	3,933,000	4,006,586
Rockwell Collins, Inc. 2.80%, 3/15/2022	14,753,000	15,003,654
United Technologies Corp.:
1.95%, 11/1/2021	3,813,000	3,819,558
2.30%, 5/4/2022 (a)	1,325,000	1,335,269
3.10%, 6/1/2022	17,141,000	17,594,037
3.35%, 8/16/2021	6,203,000	6,352,120
		113,775,583
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.85%, 8/9/2022	12,385,000	12,616,847
3.49%, 2/14/2022	8,819,000	9,078,543
4.75%, 5/5/2021	7,212,000	7,469,757
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022 (a)	3,964,000	4,085,338
4.48%, 3/1/2021	652,000	670,673
BAT Capital Corp. 2.76%, 8/15/2022	5,941,000	6,029,699
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	3,285,000	3,332,501
Philip Morris International, Inc.:
1.88%, 2/25/2021	4,515,000	4,514,323
Security Description	Principal Amount	Value
2.38%, 8/17/2022 (a)	$ 5,961,000	$ 6,017,391
2.63%, 2/18/2022	8,317,000	8,426,535
2.90%, 11/15/2021	5,448,000	5,546,337
4.13%, 5/17/2021 (a)	692,000	712,642
Reynolds American, Inc. 4.00%, 6/12/2022	13,985,000	14,564,259
		83,064,845
AIRLINES — 0.2%
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	19,416	20,435
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	1,052,356	1,146,267
Delta Air Lines, Inc.:
2.88%, 3/13/2020	2,748,000	2,749,924
3.40%, 4/19/2021	3,952,000	4,004,878
3.63%, 3/15/2022	6,094,000	6,245,131
		14,166,635
APPAREL — 0.1%
Tapestry, Inc. 3.00%, 7/15/2022 (a)	4,350,000	4,413,336
VF Corp. 3.50%, 9/1/2021	1,012,000	1,034,062
		5,447,398
AUTO MANUFACTURERS — 4.5%
American Honda Finance Corp.:
1.95%, 5/20/2022	3,053,000	3,061,151
Series GMTN, 1.70%, 9/9/2021	5,877,000	5,861,720
Series GMTN, 2.65%, 2/12/2021	4,040,000	4,077,491
Series GMTN, 3.15%, 1/8/2021	3,128,000	3,170,322
Series MTN, 1.65%, 7/12/2021	3,108,000	3,101,287
Series MTN, 2.20%, 6/27/2022	6,413,000	6,465,971
Series MTN, 2.60%, 11/16/2022	291,000	297,277
Series MTN, 3.38%, 12/10/2021	6,878,000	7,078,700
Ford Motor Credit Co. LLC:
2.43%, 6/12/2020	2,757,000	2,757,496
2.98%, 8/3/2022	9,858,000	9,866,478
3.20%, 1/15/2021	17,181,000	17,269,310
3.22%, 1/9/2022	7,111,000	7,160,066
3.34%, 3/18/2021	8,476,000	8,535,247
3.34%, 3/28/2022	4,182,000	4,218,049
3.35%, 11/1/2022	6,084,000	6,152,567
3.47%, 4/5/2021	5,941,000	5,991,083
3.81%, 10/12/2021	9,052,000	9,208,600

See accompanying notes to financial statements.
41

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 9/20/2022	$ 1,002,000	$ 1,036,048
5.09%, 1/7/2021	1,409,000	1,442,140
5.60%, 1/7/2022	5,857,000	6,165,898
5.75%, 2/1/2021	1,992,000	2,055,186
5.88%, 8/2/2021	4,913,000	5,142,732
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	5,714,000	5,822,852
3.20%, 7/13/2020	5,022,000	5,044,046
3.20%, 7/6/2021	8,468,000	8,578,677
3.45%, 1/14/2022	8,252,000	8,433,957
3.45%, 4/10/2022	10,147,000	10,382,106
3.55%, 4/9/2021	3,865,000	3,929,352
3.55%, 7/8/2022	8,503,000	8,755,454
4.20%, 3/1/2021	9,519,000	9,719,946
4.20%, 11/6/2021	9,372,000	9,707,799
4.38%, 9/25/2021	4,242,000	4,393,058
PACCAR Financial Corp.:
3.15%, 8/9/2021	3,237,000	3,303,229
Series MTN, 1.90%, 2/7/2023 (a)	2,490,000	2,490,747
Series MTN, 2.00%, 9/26/2022	1,867,000	1,877,380
Series MTN, 2.25%, 2/25/2021 (a)	245,000	246,316
Series MTN, 2.50%, 8/14/2020 (a)	419,000	420,630
Series MTN, 2.65%, 5/10/2022	3,782,000	3,853,139
Series MTN, 2.80%, 3/1/2021 (a)	2,680,000	2,716,716
Series MTN, 2.85%, 3/1/2022	527,000	537,240
Series MTN, 3.10%, 5/10/2021	3,248,000	3,297,694
Toyota Motor Corp.:
2.16%, 7/2/2022	2,055,000	2,070,392
3.18%, 7/20/2021	5,106,000	5,214,860
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	4,909,000	4,916,167
Series GMTN, 2.80%, 7/13/2022	2,178,000	2,228,856
Series GMTN, 3.05%, 1/8/2021	4,566,000	4,622,527
Series MTN, 1.80%, 10/7/2021	7,798,000	7,800,885
Series MTN, 2.60%, 1/11/2022	5,982,000	6,077,114
Series MTN, 2.65%, 4/12/2022	3,939,000	4,010,769
Series MTN, 2.75%, 5/17/2021 (a)	1,245,000	1,261,471
Series MTN, 2.95%, 4/13/2021	18,538,000	18,811,435
Series MTN, 3.30%, 1/12/2022	5,335,000	5,489,608
Security Description	Principal Amount	Value
Series MTN, 3.40%, 9/15/2021	$ 4,938,000	$ 5,069,746
Series MTN, 4.25%, 1/11/2021 (a)	3,539,000	3,626,803
		284,825,790
BANKS — 35.1%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	2,349,000	2,389,450
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	1,918,000	1,940,939
2.63%, 5/19/2022 (a)	4,724,000	4,799,820
3.30%, 5/17/2021	6,514,000	6,637,440
Series MTN, 2.05%, 11/21/2022 (a)	8,066,000	8,088,665
Series MTN, 2.25%, 11/9/2020	4,153,000	4,166,539
Series MTN, 2.30%, 6/1/2021	5,133,000	5,162,001
Series MTN, 2.63%, 11/9/2022	500,000	509,245
Banco Santander SA 3.50%, 4/11/2022	6,956,000	7,140,195
Bancolombia SA 5.95%, 6/3/2021	4,292,000	4,505,656
Bank of America Corp.:
5.70%, 1/24/2022	9,845,000	10,571,856
5.88%, 1/5/2021	589,000	611,847
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	11,024,000	11,104,916
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	11,697,000	11,969,423
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	10,407,000	10,583,607
Series GMTN, 2.63%, 4/19/2021	12,163,000	12,278,913
Series GMTN, 3.30%, 1/11/2023	921,000	953,253
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	5,788,000	5,881,476
Series MTN, 2.50%, 10/21/2022	14,729,000	14,876,437
Series MTN, 5.00%, 5/13/2021	286,000	297,849
Series MTN, 3 Month USD LIBOR + 0.63%, 2.33%, 10/1/2021 (c)	9,404,000	9,423,184
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	18,614,000	18,984,791
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	7,276,000	7,420,356

See accompanying notes to financial statements.
42

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	$ 2,507,000	$ 2,572,784
Bank of Montreal:
Series D, 3.10%, 4/13/2021 (a)	7,100,000	7,215,588
Series MTN, 1.90%, 8/27/2021	9,340,000	9,354,103
Series MTN, 2.05%, 11/1/2022	22,271,000	22,354,516
Series MTN, 2.35%, 9/11/2022	956,000	968,724
Series MTN, 2.90%, 3/26/2022	13,417,000	13,680,644
Bank of New York Mellon Corp.:
3.55%, 9/23/2021	6,778,000	6,976,324
Series MTN, 1.95%, 8/23/2022 (a)	7,844,000	7,870,121
Series MTN, 2.05%, 5/3/2021	8,911,000	8,938,357
Series MTN, 2.50%, 4/15/2021	3,635,000	3,659,536
Series MTN, 2.60%, 2/7/2022	5,928,000	6,019,943
Series MTN, 4.15%, 2/1/2021	2,350,000	2,406,024
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	5,523,000	5,606,563
Bank of Nova Scotia:
2.00%, 11/15/2022	8,365,000	8,379,890
2.35%, 10/21/2020	3,951,000	3,964,670
2.70%, 3/7/2022	10,912,000	11,107,107
2.80%, 7/21/2021	3,815,000	3,869,898
4.38%, 1/13/2021 (a)	2,538,000	2,600,409
Series BKNT, 2.45%, 3/22/2021 (a)	9,863,000	9,932,534
Series BKNT, 2.50%, 1/8/2021	5,089,000	5,118,364
Series BKNT, 3.13%, 4/20/2021	13,260,000	13,470,701
Barclays Bank PLC:
2.65%, 1/11/2021 (a)	12,036,000	12,108,818
5.14%, 10/14/2020	3,973,000	4,055,162
Barclays PLC:
3.20%, 8/10/2021	5,785,000	5,868,883
3.25%, 1/12/2021	5,449,000	5,504,416
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	13,811,000	14,432,909
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	7,144,000	7,156,716
Series MTN, 2.15%, 2/1/2021	4,585,000	4,598,159
Series MTN, 2.75%, 4/1/2022	4,069,000	4,139,719
Series MTN, 3.05%, 6/20/2022	17,569,000	18,013,496
Series MTN, 3.20%, 9/3/2021	5,322,000	5,426,152
BBVA USA:
Security Description	Principal Amount	Value
Series BKNT, 2.88%, 6/29/2022	$ 4,751,000	$ 4,819,177
Series BKNT, 3.50%, 6/11/2021	4,267,000	4,341,843
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	13,113,000	13,525,010
BPCE SA:
Series BKNT, 2.65%, 2/3/2021	2,949,000	2,970,056
Series MTN, 2.75%, 12/2/2021 (a)	8,861,000	8,985,497
Branch Banking & Trust Co.:
2.63%, 1/15/2022 (a)	1,329,000	1,346,968
Series BKNT, 2.85%, 4/1/2021	3,587,000	3,625,560
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022 (a)	4,901,000	4,984,660
2.70%, 2/2/2021	3,653,000	3,683,612
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	7,572,000	7,652,793
Capital One NA:
2.15%, 9/6/2022	10,095,000	10,114,887
Series BKNT, 2.25%, 9/13/2021	4,068,000	4,085,574
Series BKNT, 2.65%, 8/8/2022	12,497,000	12,683,330
Series BKNT, 2.95%, 7/23/2021	1,588,000	1,611,137
Citibank NA:
Series BKNT, 2.85%, 2/12/2021	9,103,000	9,193,211
Series BKNT, 3.40%, 7/23/2021	10,644,000	10,871,037
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (c)	11,417,000	11,564,165
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (c)	6,614,000	6,689,201
Citigroup, Inc.:
2.35%, 8/2/2021	9,175,000	9,231,426
2.70%, 3/30/2021	17,669,000	17,825,371
2.70%, 10/27/2022	8,222,000	8,357,992
2.75%, 4/25/2022	15,551,000	15,796,861
2.90%, 12/8/2021	12,988,000	13,196,587
4.05%, 7/30/2022	5,029,000	5,258,222
4.50%, 1/14/2022	19,983,000	20,936,789
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	11,305,000	11,531,665
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	15,289,000	15,544,021

See accompanying notes to financial statements.
43

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 0.87%, 2.31%, 11/4/2022 (c)	$ 6,220,000	$ 6,239,033
Citizens Bank NA/Providence RI:
Series BKNT, 2.55%, 5/13/2021	4,466,000	4,498,870
Series BKNT, 2.65%, 5/26/2022	220,000	222,893
Series BKNT, 3.25%, 2/14/2022	6,582,000	6,739,507
Citizens Financial Group, Inc. 2.38%, 7/28/2021	3,090,000	3,100,939
Commonwealth Bank of Australia Series BKNT, 2.55%, 3/15/2021	4,005,000	4,037,240
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	10,173,000	10,335,259
2.75%, 1/10/2023 (a)	3,814,000	3,881,813
3.13%, 4/26/2021	6,685,000	6,790,155
3.88%, 2/8/2022	13,649,000	14,183,222
3.95%, 11/9/2022	10,161,000	10,620,582
4.50%, 1/11/2021	6,399,000	6,563,454
Series GMTN, 1.88%, 7/19/2021	36,000	35,856
Series GMTN, 2.50%, 1/19/2021	13,298,000	13,381,910
Credit Suisse AG:
2.10%, 11/12/2021	9,358,000	9,395,338
3.00%, 10/29/2021	6,842,000	6,980,072
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	3,866,000	3,872,804
3.13%, 12/10/2020	1,943,000	1,960,409
3.45%, 4/16/2021	9,026,000	9,178,720
3.80%, 9/15/2022	16,792,000	17,477,953
Deutsche Bank AG:
3.13%, 1/13/2021 (a)	5,169,000	5,191,640
3.15%, 1/22/2021 (a)	6,671,000	6,697,017
3.38%, 5/12/2021	9,642,000	9,726,753
4.25%, 2/4/2021	4,692,000	4,770,075
4.25%, 10/14/2021	16,484,000	16,943,574
Series D, 5.00%, 2/14/2022	6,933,000	7,240,687
Series GMTN, 3.13%, 1/13/2021	705,000	708,610
Series GMTN, 3.38%, 5/12/2021	3,513,000	3,549,360
Discover Bank:
7.00%, 4/15/2020	1,396,000	1,414,511
Series BKNT, 3.20%, 8/9/2021	3,913,000	3,981,908
Fifth Third Bancorp:
2.60%, 6/15/2022	5,758,000	5,828,766
3.50%, 3/15/2022	391,000	403,403
Fifth Third Bank:
Security Description	Principal Amount	Value
Series BKNT, 2.25%, 6/14/2021	$ 8,016,000	$ 8,056,481
Series BKNT, 2.88%, 10/1/2021	4,734,000	4,803,590
Series BKNT, 3.35%, 7/26/2021	3,753,000	3,833,915
First Republic Bank Series BKNT, 2.50%, 6/6/2022	454,000	458,240
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	14,661,000	14,710,408
2.63%, 4/25/2021	8,234,000	8,298,390
2.88%, 2/25/2021	8,269,000	8,350,284
3.00%, 4/26/2022	19,103,000	19,335,101
5.25%, 7/27/2021	21,327,000	22,382,473
5.75%, 1/24/2022	24,077,000	25,832,454
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	27,937,000	28,308,283
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	11,407,000	11,607,535
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	8,827,000	8,970,439
HSBC Holdings PLC:
2.65%, 1/5/2022	22,235,000	22,492,481
2.95%, 5/25/2021	15,716,000	15,917,008
3.40%, 3/8/2021	15,714,000	15,969,667
4.00%, 3/30/2022	12,510,000	13,042,050
4.88%, 1/14/2022	469,000	495,156
5.10%, 4/5/2021	14,431,000	14,963,215
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	9,667,000	9,891,081
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	9,957,000	10,189,197
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	6,897,000	6,932,451
3.15%, 3/14/2021	3,754,000	3,803,553
7.00%, 12/15/2020 (a)	3,152,000	3,296,236
Huntington National Bank:
3.25%, 5/14/2021	4,546,000	4,621,509
Series BKNT, 2.50%, 8/7/2022	256,000	259,031
Series BKNT, 3.13%, 4/1/2022	9,518,000	9,740,245
ING Groep NV 3.15%, 3/29/2022	8,850,000	9,055,763
JPMorgan Chase & Co.:
2.40%, 6/7/2021	11,394,000	11,467,377
2.55%, 3/1/2021	16,036,000	16,156,110
3.25%, 9/23/2022	5,065,000	5,235,285
4.35%, 8/15/2021	16,064,000	16,683,428
4.50%, 1/24/2022	18,458,000	19,401,204
4.63%, 5/10/2021 (a)	11,278,000	11,685,136

See accompanying notes to financial statements.
44

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	$ 18,094,000	$ 18,481,935
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	14,272,000	14,623,662
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	11,865,000	12,048,433
Series MTN, 2.30%, 8/15/2021	17,202,000	17,245,693
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	4,511,000	4,556,381
Series BKNT, 2.40%, 6/9/2022	890,000	899,728
Series BKNT, 2.50%, 11/22/2021	3,402,000	3,440,307
Series BKNT, 3.18%, 10/15/2027	1,708,000	1,741,289
Series BKNT, 3.30%, 2/1/2022	6,356,000	6,531,616
Series BKNT, 3.35%, 6/15/2021 (a)	5,518,000	5,638,017
KeyCorp. Series MTN, 5.10%, 3/24/2021	4,122,000	4,277,070
Lloyds Bank PLC:
2.25%, 8/14/2022	10,269,000	10,319,318
2.40%, 3/17/2020	423,000	423,516
3.30%, 5/7/2021	7,618,000	7,755,886
6.38%, 1/21/2021 (a)	5,071,000	5,300,716
Lloyds Banking Group PLC:
3.00%, 1/11/2022	6,372,000	6,472,104
3.10%, 7/6/2021 (a)	3,698,000	3,756,244
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	17,457,000	17,714,665
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (c)	6,184,000	6,261,733
Manufacturers & Traders Trust Co.:
Series BKNT, 2.50%, 5/18/2022 (a)	2,157,000	2,182,560
Series BKNT, 2.63%, 1/25/2021	8,081,000	8,136,274
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	5,169,000	5,181,509
2.62%, 7/18/2022	23,895,000	24,172,899
2.67%, 7/25/2022 (a)	8,634,000	8,767,395
2.95%, 3/1/2021	6,963,000	7,043,005
3.00%, 2/22/2022	4,082,000	4,159,680
3.22%, 3/7/2022 (a)	7,850,000	8,040,049
3.54%, 7/26/2021	7,687,000	7,862,494
Mizuho Financial Group, Inc.:
Security Description	Principal Amount	Value
2.27%, 9/13/2021	$ 3,914,000	$ 3,926,212
2.60%, 9/11/2022 (a)	105,000	106,364
2.95%, 2/28/2022	7,739,000	7,877,760
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	15,694,000	15,868,203
Morgan Stanley:
2.75%, 5/19/2022	37,709,000	38,360,612
4.88%, 11/1/2022	881,000	944,908
5.75%, 1/25/2021	14,584,000	15,151,463
Series GMTN, 2.50%, 4/21/2021	14,315,000	14,411,626
Series GMTN, 5.50%, 7/28/2021	13,407,000	14,121,459
Series MTN, 2.63%, 11/17/2021	21,488,000	21,737,046
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	15,516
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022	5,991,000	6,010,890
Series BKNT, 3.15%, 4/1/2022	10,192,000	10,431,920
National Australia Bank, Ltd.:
2.50%, 1/12/2021	5,578,000	5,613,086
2.80%, 1/10/2022	10,921,000	11,106,111
3.38%, 9/20/2021	3,189,000	3,267,992
3.70%, 11/4/2021	3,899,000	4,023,300
Series BKNT, 1.88%, 7/12/2021	5,623,000	5,624,293
Series GMTN, 2.50%, 5/22/2022 (a)	5,175,000	5,239,532
Series GMTN, 2.63%, 1/14/2021	4,599,000	4,633,952
Northern Trust Corp.:
3.38%, 8/23/2021	3,610,000	3,698,950
3.45%, 11/4/2020	2,620,000	2,654,505
PNC Bank NA:
3 Month USD LIBOR + 0.42%, 2.03%, 12/9/2022 (a) (c)	9,735,000	9,761,966
Series BKNT, 2.15%, 4/29/2021	4,636,000	4,651,762
Series BKNT, 2.45%, 7/28/2022	345,000	349,813
Series BKNT, 2.50%, 1/22/2021	6,064,000	6,102,082
Series BKNT, 2.55%, 12/9/2021	1,008,000	1,020,086
Series BKNT, 2.63%, 2/17/2022	4,747,000	4,814,455
Series BKNT, 2.70%, 11/1/2022	7,538,000	7,676,925
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.23%, 7/22/2022 (c)	7,618,000	7,642,911

See accompanying notes to financial statements.
45

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PNC Financial Services Group, Inc. 3.30%, 3/8/2022	$ 10,830,000	$ 11,124,684
Regions Bank Series BKNT, 2.75%, 4/1/2021	4,777,000	4,815,216
Regions Financial Corp. 2.75%, 8/14/2022	5,212,000	5,302,845
Royal Bank of Canada:
Series GMTN, 2.50%, 1/19/2021	6,100,000	6,141,358
Series GMTN, 2.75%, 2/1/2022 (a)	5,401,000	5,500,919
Series GMTN, 2.80%, 4/29/2022 (a)	10,471,000	10,693,195
Series GMTN, 3.20%, 4/30/2021 (a)	8,751,000	8,904,843
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	8,197,000	8,399,138
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	12,280,000	12,625,191
4.45%, 12/3/2021	4,647,000	4,828,698
Santander UK Group Holdings PLC:
2.88%, 8/5/2021	10,434,000	10,542,305
3.13%, 1/8/2021	3,838,000	3,875,305
Santander UK PLC:
2.50%, 1/5/2021	3,868,000	3,886,605
3.40%, 6/1/2021	6,910,000	7,046,611
3.75%, 11/15/2021	2,687,000	2,770,754
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	7,160,000	7,137,231
2.63%, 3/15/2021	5,178,000	5,215,955
2.80%, 3/11/2022	2,411,000	2,449,455
Sumitomo Mitsui Banking Corp. 3.20%, 7/18/2022	10,380,000	10,664,412
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	10,072,000	10,089,525
2.44%, 10/19/2021	6,175,000	6,227,611
2.78%, 7/12/2022	9,806,000	9,976,919
2.78%, 10/18/2022	13,645,000	13,908,894
2.85%, 1/11/2022	3,864,000	3,926,674
2.93%, 3/9/2021	7,020,000	7,101,011
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022 (a)	111,000	112,381
Series BKNT, 2.80%, 5/17/2022	12,678,000	12,921,671
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (a) (c)	5,651,000	5,772,214
SunTrust Banks, Inc.:
2.70%, 1/27/2022	9,791,000	9,923,472
Security Description	Principal Amount	Value
2.90%, 3/3/2021	$ 5,332,000	$ 5,386,813
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	6,263,000	6,263,313
Series BKNT, 2.45%, 3/30/2021	5,588,000	5,625,663
Series BKNT, 3.35%, 5/24/2021	8,745,000	8,917,364
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	4,225,000	4,306,754
Series BKNT, 3.65%, 5/24/2021	4,580,000	4,674,714
Toronto-Dominion Bank:
1.80%, 7/13/2021 (a)	5,642,000	5,647,021
Series GMTN, 2.50%, 12/14/2020 (a)	9,581,000	9,635,037
Series GMTN, 2.55%, 1/25/2021	7,948,000	8,005,703
Series MTN, 1.90%, 12/1/2022 (a)	9,287,000	9,295,823
Series MTN, 2.13%, 4/7/2021 (a)	9,176,000	9,214,723
Series MTN, 3.25%, 6/11/2021	5,377,000	5,490,186
US Bancorp:
Series MTN, 2.35%, 1/29/2021	2,012,000	2,022,362
Series MTN, 2.95%, 7/15/2022	6,921,000	7,096,863
Series MTN, 3.00%, 3/15/2022 (a)	4,797,000	4,905,748
Series MTN, 4.13%, 5/24/2021	3,988,000	4,107,839
Series V, 2.63%, 1/24/2022 (a)	2,885,000	2,933,757
US Bank NA:
1.95%, 1/9/2023	4,994,000	4,997,995
Series BKNT, 2.65%, 5/23/2022 (a)	10,222,000	10,411,107
Series BKNT, 3.00%, 2/4/2021	7,669,000	7,758,881
Series BKNT, 3.15%, 4/26/2021	10,077,000	10,237,627
Series BKNT, 3.45%, 11/16/2021	11,904,000	12,250,287
Wells Fargo & Co.:
2.10%, 7/26/2021	11,513,000	11,547,079
2.50%, 3/4/2021	13,855,000	13,949,768
3.07%, 1/24/2023	3,213,000	3,278,963
Series MTN, 2.63%, 7/22/2022	26,910,000	27,331,680
Series MTN, 3.00%, 1/22/2021	7,932,000	8,022,187
Series MTN, 3.50%, 3/8/2022 (a)	13,241,000	13,662,726
Series MTN, 4.60%, 4/1/2021	11,563,000	11,941,573

See accompanying notes to financial statements.
46

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	$ 14,147,000	$ 14,254,517
Series BKNT, 3.63%, 10/22/2021	16,909,000	17,408,830
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (c)	8,403,000	8,506,693
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (c)	17,710,000	17,731,960
Westpac Banking Corp.:
2.00%, 8/19/2021	3,835,000	3,841,251
2.10%, 5/13/2021	6,612,000	6,628,133
2.50%, 6/28/2022	677,000	685,287
2.65%, 1/25/2021	5,540,000	5,580,664
2.75%, 1/11/2023	4,836,000	4,929,528
2.80%, 1/11/2022	13,259,000	13,476,182
Zions Bancorp NA:
3.50%, 8/27/2021	6,955,000	7,112,670
Series BKNT, 3.35%, 3/4/2022	4,475,000	4,586,741
		2,245,719,831
BEVERAGES — 1.5%
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 7/15/2022	33,000	33,518
Beam Suntory, Inc. 3.25%, 5/15/2022	1,086,000	1,107,763
Coca-Cola Co.:
1.55%, 9/1/2021 (a)	7,827,000	7,827,000
2.20%, 5/25/2022 (a)	3,756,000	3,791,870
3.30%, 9/1/2021	7,561,000	7,749,496
Constellation Brands, Inc.:
2.65%, 11/7/2022	4,969,000	5,042,193
2.70%, 5/9/2022	3,671,000	3,716,777
3.75%, 5/1/2021 (a)	3,884,000	3,971,856
Diageo Investment Corp.:
2.88%, 5/11/2022	9,783,000	9,990,400
8.00%, 9/15/2022	283,000	326,200
Keurig Dr Pepper, Inc. 3.55%, 5/25/2021 (a)	8,332,000	8,512,388
Molson Coors Brewing Co.:
2.10%, 7/15/2021	4,281,000	4,283,954
3.50%, 5/1/2022 (a)	4,990,000	5,123,682
PepsiCo, Inc.:
1.70%, 10/6/2021	1,412,000	1,410,913
2.00%, 4/15/2021	7,235,000	7,257,935
2.25%, 5/2/2022	600,000	606,066
2.75%, 3/5/2022	5,874,000	5,994,711
3.00%, 8/25/2021	3,837,000	3,915,390
3.10%, 7/17/2022 (a)	10,059,000	10,367,509
3.13%, 11/1/2020 (a)	5,089,000	5,144,063
		96,173,684
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
1.85%, 8/19/2021 (a)	$ 3,661,000	$ 3,656,900
2.65%, 5/11/2022	12,543,000	12,729,263
2.70%, 5/1/2022 (a)	331,000	335,823
3.63%, 5/15/2022	2,842,000	2,939,765
3.88%, 11/15/2021	14,088,000	14,531,208
4.10%, 6/15/2021	4,284,000	4,394,913
Biogen, Inc.:
2.90%, 9/15/2020	5,031,000	5,063,148
3.63%, 9/15/2022	5,851,000	6,089,604
Celgene Corp.:
2.88%, 8/15/2020	23,000	23,126
3.95%, 10/15/2020	2,256,000	2,286,546
Gilead Sciences, Inc.:
1.95%, 3/1/2022	6,315,000	6,327,062
2.55%, 9/1/2020	11,662,000	11,709,931
3.25%, 9/1/2022	500,000	516,340
4.40%, 12/1/2021	4,378,000	4,565,904
4.50%, 4/1/2021	3,920,000	4,021,057
		79,190,590
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021 (a)	897,000	929,364
Masco Corp. 3.50%, 4/1/2021	2,050,000	2,079,909
		3,009,273
CHEMICALS — 1.0%
Air Products & Chemicals, Inc. 3.00%, 11/3/2021	250,000	255,260
Cabot Corp. 3.70%, 7/15/2022	2,965,000	3,061,125
Celanese US Holdings LLC 5.88%, 6/15/2021	2,265,000	2,378,318
Dow Chemical Co. 3.00%, 11/15/2022	9,815,000	10,041,628
Eastman Chemical Co.:
3.50%, 12/1/2021	2,675,000	2,739,173
3.60%, 8/15/2022	2,473,000	2,560,000
Ecolab, Inc.:
2.38%, 8/10/2022	4,727,000	4,775,357
4.35%, 12/8/2021	5,187,000	5,429,648
LyondellBasell Industries NV 6.00%, 11/15/2021	6,725,000	7,142,824
Mosaic Co.:
3.25%, 11/15/2022 (a)	6,648,000	6,820,117
3.75%, 11/15/2021	876,000	897,436
Nutrien, Ltd. 3.15%, 10/1/2022	258,000	263,735
Praxair, Inc.:
2.20%, 8/15/2022	3,050,000	3,072,967
2.45%, 2/15/2022	2,028,000	2,050,389
3.00%, 9/1/2021	3,651,000	3,721,756
4.05%, 3/15/2021	4,417,000	4,534,846

See accompanying notes to financial statements.
47

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Sherwin-Williams Co.:
2.75%, 6/1/2022	$ 4,853,000	$ 4,936,375
4.20%, 1/15/2022	500,000	518,260
		65,199,214
COMMERCIAL SERVICES — 0.6%
Cintas Corp. No. 2 2.90%, 4/1/2022 (a)	5,294,000	5,403,056
Equifax, Inc.:
2.30%, 6/1/2021	939,000	940,080
3.60%, 8/15/2021	2,935,000	3,001,947
Global Payments, Inc. 4.00%, 6/1/2023	3,693,000	3,888,766
Moody's Corp.:
2.75%, 12/15/2021	1,020,000	1,034,433
3.25%, 6/7/2021	4,283,000	4,357,867
4.50%, 9/1/2022	1,000,000	1,056,730
PayPal Holdings, Inc. 2.20%, 9/26/2022	7,259,000	7,308,289
RELX Capital, Inc. 3.13%, 10/15/2022	700,000	721,644
Total System Services, Inc. 3.80%, 4/1/2021	3,993,000	4,066,032
Verisk Analytics, Inc. 5.80%, 5/1/2021	3,029,000	3,175,028
		34,953,872
COMPUTERS — 3.5%
Apple, Inc.:
1.55%, 8/4/2021 (a)	5,172,000	5,161,811
1.70%, 9/11/2022 (a)	5,129,000	5,128,282
2.00%, 11/13/2020 (a)	7,253,000	7,268,884
2.10%, 9/12/2022 (a)	949,000	958,462
2.15%, 2/9/2022 (a)	7,164,000	7,226,255
2.25%, 2/23/2021	15,692,000	15,780,974
2.30%, 5/11/2022 (a)	10,414,000	10,540,947
2.50%, 2/9/2022	8,703,000	8,836,678
2.70%, 5/13/2022 (a)	5,814,000	5,946,617
2.85%, 5/6/2021 (a)	15,793,000	16,034,001
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (b)	19,890,000	20,468,202
5.45%, 6/15/2023 (b)	8,513,000	9,235,073
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021	4,291,000	4,393,297
3.60%, 10/15/2020	6,317,000	6,387,624
4.40%, 10/15/2022	7,729,000	8,166,616
HP, Inc.:
3.75%, 12/1/2020	3,156,000	3,204,066
4.05%, 9/15/2022	2,043,000	2,139,532
4.30%, 6/1/2021	3,865,000	3,980,602
4.38%, 9/15/2021	1,611,000	1,668,819
4.65%, 12/9/2021	2,865,000	2,992,263
IBM Credit LLC:
1.80%, 1/20/2021	2,181,000	2,180,433
2.20%, 9/8/2022	125,000	125,865
Security Description	Principal Amount	Value
2.65%, 2/5/2021	$ 9,448,000	$ 9,534,260
3.45%, 11/30/2020	3,983,000	4,041,510
3.60%, 11/30/2021	4,578,000	4,731,226
International Business Machines Corp.:
1.88%, 8/1/2022 (a)	8,897,000	8,898,868
2.25%, 2/19/2021	4,456,000	4,477,612
2.50%, 1/27/2022 (a)	5,876,000	5,947,276
2.80%, 5/13/2021	6,603,000	6,688,773
2.85%, 5/13/2022	16,696,000	17,063,813
2.88%, 11/9/2022	7,804,000	8,004,563
2.90%, 11/1/2021	396,000	403,659
NetApp, Inc. 3.38%, 6/15/2021	3,299,000	3,355,347
Seagate HDD Cayman 4.25%, 3/1/2022	1,375,000	1,419,632
		222,391,842
COSMETICS/PERSONAL CARE — 0.7%
Colgate-Palmolive Co.:
Series MTN, 2.30%, 5/3/2022	20,000	20,289
Series MTN, 2.45%, 11/15/2021	20,000	20,259
Estee Lauder Cos., Inc. 1.70%, 5/10/2021	2,069,000	2,066,269
Procter & Gamble Co.:
1.70%, 11/3/2021	2,639,000	2,646,996
1.85%, 2/2/2021	5,799,000	5,802,537
1.90%, 10/23/2020	3,416,000	3,419,177
2.15%, 8/11/2022	4,026,000	4,073,104
2.30%, 2/6/2022 (a)	757,000	767,000
Unilever Capital Corp.:
1.38%, 7/28/2021	1,266,000	1,257,037
2.20%, 5/5/2022 (a)	11,937,000	12,021,156
2.75%, 3/22/2021	6,819,000	6,894,555
3.00%, 3/7/2022	3,598,000	3,683,704
4.25%, 2/10/2021	3,923,000	4,027,980
		46,700,063
DIVERSIFIED FINANCIAL SERVICES — 4.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	8,189,000	8,414,197
3.95%, 2/1/2022	6,711,000	6,933,537
4.13%, 7/3/2023	2,548,000	2,685,133
4.25%, 7/1/2020	1,029,000	1,038,683
4.45%, 12/16/2021	5,232,000	5,447,506
4.50%, 5/15/2021	5,547,000	5,727,499
4.63%, 7/1/2022	5,310,000	5,608,847
5.00%, 10/1/2021	3,846,000	4,026,647
Air Lease Corp.:
2.50%, 3/1/2021	3,771,000	3,787,705
3.38%, 6/1/2021	3,247,000	3,300,316
3.50%, 1/15/2022	8,945,000	9,195,549

See accompanying notes to financial statements.
48

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 2/1/2022	$ 2,779,000	$ 2,862,453
3.88%, 4/1/2021	3,275,000	3,341,057
Aircastle, Ltd.:
5.13%, 3/15/2021 (a)	5,236,000	5,409,887
5.50%, 2/15/2022	3,897,000	4,141,615
7.63%, 4/15/2020	1,579,000	1,601,216
Ally Financial, Inc.:
4.13%, 2/13/2022	7,338,000	7,589,767
4.25%, 4/15/2021	3,991,000	4,090,256
4.63%, 5/19/2022	2,643,000	2,772,692
American Express Co.:
2.50%, 8/1/2022	1,169,000	1,182,724
2.75%, 5/20/2022	16,546,000	16,844,821
3.00%, 2/22/2021	9,791,000	9,906,534
3.38%, 5/17/2021	8,108,000	8,262,214
3.70%, 11/5/2021	5,795,000	5,972,501
American Express Credit Corp.:
Series MTN, 2.25%, 5/5/2021	10,452,000	10,503,006
Series MTN, 2.70%, 3/3/2022	7,990,000	8,120,157
Ameriprise Financial, Inc. 3.00%, 3/22/2022 (a)	4,052,000	4,143,129
BlackRock, Inc.:
3.38%, 6/1/2022	2,090,000	2,166,682
4.25%, 5/24/2021	4,056,000	4,191,917
Capital One Financial Corp.:
3.05%, 3/9/2022	6,485,000	6,622,806
3.45%, 4/30/2021	9,224,000	9,389,571
4.75%, 7/15/2021 (a)	4,310,000	4,488,046
Charles Schwab Corp. 3.25%, 5/21/2021	3,709,000	3,777,468
Discover Financial Services 5.20%, 4/27/2022	2,082,000	2,220,411
E*TRADE Financial Corp. 2.95%, 8/24/2022	5,302,000	5,404,753
Franklin Resources, Inc. 2.80%, 9/15/2022	200,000	204,060
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	4,343,000	4,389,123
2.75%, 12/1/2020	6,395,000	6,438,678
International Lease Finance Corp.:
4.63%, 4/15/2021 (a)	2,112,000	2,178,296
5.88%, 8/15/2022	2,696,000	2,937,912
8.25%, 12/15/2020	3,717,000	3,930,504
8.63%, 1/15/2022	1,965,000	2,212,551
Jefferies Group LLC:
5.13%, 1/20/2023	2,717,000	2,938,001
6.88%, 4/15/2021	34,000	35,935
Mastercard, Inc. 2.00%, 11/21/2021 (a)	4,392,000	4,416,244
Synchrony Financial:
2.85%, 7/25/2022	4,819,000	4,883,141
3.75%, 8/15/2021	5,859,000	5,999,030
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	5,840,000	5,970,174
Visa, Inc.:
Security Description	Principal Amount	Value
2.15%, 9/15/2022 (a)	$ 10,920,000	$ 11,043,724
2.20%, 12/14/2020	5,661,000	5,683,191
2.80%, 12/14/2022 (a)	2,038,000	2,097,387
Western Union Co. 3.60%, 3/15/2022 (a)	3,428,000	3,536,565
		260,065,818
ELECTRIC — 4.6%
Alabama Power Co. Series 17A, 2.45%, 3/30/2022	4,657,000	4,714,747
Ameren Corp. 2.70%, 11/15/2020	2,428,000	2,441,985
American Electric Power Co., Inc.:
2.15%, 11/13/2020	2,925,000	2,929,446
Series I, 3.65%, 12/1/2021	4,128,000	4,257,330
Appalachian Power Co. 4.60%, 3/30/2021	2,447,000	2,511,576
Arizona Public Service Co. 2.20%, 1/15/2020 (a)	82,000	82,002
Berkshire Hathaway Energy Co. 2.38%, 1/15/2021 (a)	1,737,000	1,746,067
CenterPoint Energy Houston Electric LLC 1.85%, 6/1/2021	508,000	508,132
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	4,961,000	5,004,905
3.60%, 11/1/2021	4,173,000	4,283,918
CMS Energy Corp. 5.05%, 3/15/2022	1,419,000	1,499,145
Commonwealth Edison Co. 3.40%, 9/1/2021	2,907,000	2,970,285
Consolidated Edison, Inc. 2.00%, 5/15/2021	6,107,000	6,113,535
Consumers Energy Co. 2.85%, 5/15/2022	309,000	315,498
Dominion Energy, Inc.:
2.72%, 8/15/2021 (d)	7,243,000	7,301,813
4.10%, 4/1/2021 (d)	4,994,000	5,110,111
Series B, 2.75%, 1/15/2022	3,706,000	3,757,699
Series B, 2.75%, 9/15/2022 (a)	1,352,000	1,371,334
Series C, 2.00%, 8/15/2021	3,647,000	3,645,140
DTE Electric Co. 3.90%, 6/1/2021	189,000	193,251
DTE Energy Co.:
2.25%, 11/1/2022	3,162,000	3,161,810
Series B, 2.60%, 6/15/2022	3,917,000	3,952,018
Series B, 3.30%, 6/15/2022	1,787,000	1,829,852
Duke Energy Carolinas LLC:
3.35%, 5/15/2022	3,874,000	4,002,772
3.90%, 6/15/2021	774,000	792,994
Duke Energy Corp.:
1.80%, 9/1/2021	4,026,000	4,018,874
2.40%, 8/15/2022	600,000	605,550
3.05%, 8/15/2022	5,529,000	5,657,549
3.55%, 9/15/2021	4,885,000	4,996,134

See accompanying notes to financial statements.
49

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Florida LLC 3.10%, 8/15/2021	$ 1,229,000	$ 1,250,360
Duke Energy Progress LLC:
2.80%, 5/15/2022	1,595,000	1,628,910
3.00%, 9/15/2021	36,000	36,648
Edison International:
2.40%, 9/15/2022	1,433,000	1,426,236
3.13%, 11/15/2022	1,638,000	1,660,441
Emera US Finance L.P. 2.70%, 6/15/2021	4,688,000	4,729,442
Entergy Arkansas LLC 3.75%, 2/15/2021	405,000	411,346
Entergy Corp. 4.00%, 7/15/2022	4,027,000	4,205,356
Entergy Gulf States Louisiana LLC 3.95%, 10/1/2020	500,000	504,995
Evergy, Inc. 4.85%, 6/1/2021	2,178,000	2,246,520
Eversource Energy:
2.50%, 3/15/2021	3,966,000	3,986,227
Series K, 2.75%, 3/15/2022	4,729,000	4,797,145
Exelon Corp.:
2.45%, 4/15/2021	16,000	16,072
3.50%, 6/1/2022	5,871,000	6,026,640
5.15%, 12/1/2020	3,925,000	4,003,343
Exelon Generation Co. LLC:
2.95%, 1/15/2020	3,387,000	3,387,813
3.40%, 3/15/2022	6,628,000	6,791,910
4.00%, 10/1/2020	3,854,000	3,891,345
4.25%, 6/15/2022	3,935,000	4,115,853
FirstEnergy Corp. Series A, 2.85%, 7/15/2022	3,072,000	3,120,968
Georgia Power Co.:
2.40%, 4/1/2021	3,847,000	3,862,311
2.85%, 5/15/2022	3,959,000	4,037,071
LG&E & KU Energy LLC 3.75%, 11/15/2020 (a)	2,557,000	2,583,542
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	6,676,000	6,745,631
3.05%, 2/15/2022 (a)	596,000	608,444
Series MTN, 2.90%, 3/15/2021	3,983,000	4,033,066
NextEra Energy Capital Holdings, Inc.:
1.95%, 9/1/2022	250,000	249,355
2.40%, 9/1/2021 (a)	13,472,000	13,571,962
2.90%, 4/1/2022	6,933,000	7,076,444
3.20%, 2/25/2022	39,000	39,886
3.30%, 8/15/2022	1,490,000	1,534,238
4.50%, 6/1/2021	3,951,000	4,069,332
NV Energy, Inc. 6.25%, 11/15/2020	4,919,000	5,097,363
Ohio Power Co. Series M, 5.38%, 10/1/2021	2,971,000	3,148,101
Security Description	Principal Amount	Value
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022	$ 1,259,000	$ 1,316,033
PacifiCorp:
2.95%, 2/1/2022	168,000	171,281
3.85%, 6/15/2021	3,856,000	3,950,164
PECO Energy Co. 1.70%, 9/15/2021 (a)	75,000	74,857
PNM Resources, Inc. 3.25%, 3/9/2021	3,461,000	3,505,405
PPL Capital Funding, Inc. 4.20%, 6/15/2022 (a)	5,499,000	5,736,282
Progress Energy, Inc.:
3.15%, 4/1/2022 (a)	3,108,000	3,173,361
4.40%, 1/15/2021 (a)	3,618,000	3,689,383
PSEG Power LLC 3.00%, 6/15/2021	760,000	768,732
Public Service Co. of Colorado:
2.25%, 9/15/2022	350,000	352,702
3.20%, 11/15/2020	1,609,000	1,618,043
Public Service Electric & Gas Co. Series MTN, 1.90%, 3/15/2021	2,571,000	2,574,497
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021 (a)	4,270,000	4,269,744
2.65%, 11/15/2022	5,130,000	5,209,566
Puget Energy, Inc.:
5.63%, 7/15/2022	17,000	18,255
6.00%, 9/1/2021	3,757,000	3,992,677
6.50%, 12/15/2020	3,834,000	3,991,386
San Diego Gas & Electric Co. 3.00%, 8/15/2021	4,561,000	4,627,180
Sempra Energy:
2.85%, 11/15/2020	2,410,000	2,424,219
2.88%, 10/1/2022	145,000	147,632
Southern California Edison Co.:
3.88%, 6/1/2021 (a)	4,040,000	4,127,708
Series A, 2.90%, 3/1/2021	6,647,000	6,704,762
Southern Co. 2.35%, 7/1/2021	8,902,000	8,948,914
Southern Power Co. Series E, 2.50%, 12/15/2021	965,000	973,511
Virginia Electric & Power Co. 2.95%, 1/15/2022 (a)	272,000	276,806
WEC Energy Group, Inc.:
3.10%, 3/8/2022	3,699,000	3,773,757
3.38%, 6/15/2021	3,930,000	4,008,639
Wisconsin Electric Power Co. 2.95%, 9/15/2021	1,974,000	1,996,622
Wisconsin Public Service Corp. 3.35%, 11/21/2021	2,611,000	2,683,220
Xcel Energy, Inc.:
2.40%, 3/15/2021	3,971,000	3,991,610
2.60%, 3/15/2022	290,000	293,422
		294,060,158

See accompanying notes to financial statements.
50

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co. 2.63%, 12/1/2021	$ 3,921,000	$ 3,981,854
ELECTRONICS — 0.7%
Amphenol Corp. 2.20%, 4/1/2020	1,768,000	1,768,566
Arrow Electronics, Inc. 3.50%, 4/1/2022	2,528,000	2,588,318
Avnet, Inc. 3.75%, 12/1/2021	2,848,000	2,906,896
FLIR Systems, Inc. 3.13%, 6/15/2021	3,144,000	3,166,417
Fortive Corp. 2.35%, 6/15/2021	5,659,000	5,674,279
Honeywell International, Inc.:
1.85%, 11/1/2021	10,509,000	10,527,496
2.15%, 8/8/2022 (a)	12,335,000	12,447,742
4.25%, 3/1/2021 (a)	1,443,000	1,484,674
Jabil, Inc. 5.63%, 12/15/2020	1,297,000	1,337,726
Tech Data Corp. 3.70%, 2/15/2022	5,056,000	5,178,052
		47,080,166
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
3.55%, 6/1/2022	1,852,000	1,912,801
5.25%, 11/15/2021	46,000	48,814
Waste Management, Inc.:
2.90%, 9/15/2022	7,442,000	7,616,441
4.60%, 3/1/2021 (a)	1,439,000	1,476,587
		11,054,643
FOOD — 1.4%
Campbell Soup Co.:
2.50%, 8/2/2022 (a)	3,760,000	3,790,870
3.30%, 3/15/2021	4,263,000	4,326,306
4.25%, 4/15/2021	905,000	932,711
Conagra Brands, Inc. 3.80%, 10/22/2021	10,931,000	11,274,780
Flowers Foods, Inc. 4.38%, 4/1/2022	2,969,000	3,088,710
General Mills, Inc.:
3.15%, 12/15/2021	3,383,000	3,455,937
3.20%, 4/16/2021	7,115,000	7,231,686
Hershey Co. 3.10%, 5/15/2021	3,663,000	3,726,407
JM Smucker Co.:
3.00%, 3/15/2022 (a)	2,974,000	3,029,911
3.50%, 10/15/2021	3,942,000	4,044,098
Kellogg Co. 4.00%, 12/15/2020	642,000	653,954
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	266,000	266,521
Security Description	Principal Amount	Value
3.38%, 6/15/2021	$ 2,621,000	$ 2,668,571
3.50%, 6/6/2022 (a)	11,204,000	11,578,102
Kroger Co.:
2.60%, 2/1/2021 (a)	1,685,000	1,695,481
2.80%, 8/1/2022 (a)	505,000	514,140
2.95%, 11/1/2021	828,000	841,944
3.30%, 1/15/2021 (a)	5,213,000	5,276,703
3.40%, 4/15/2022	3,252,000	3,342,113
McCormick & Co., Inc. 2.70%, 8/15/2022	4,306,000	4,373,733
Sysco Corp.:
2.50%, 7/15/2021	4,091,000	4,125,160
2.60%, 6/12/2022 (a)	9,000	9,119
Tyson Foods, Inc.:
2.25%, 8/23/2021	3,848,000	3,864,854
4.50%, 6/15/2022	6,890,000	7,256,272
		91,368,083
FOREST PRODUCTS & PAPER — 0.0% (e)
International Paper Co. 7.50%, 8/15/2021	212,000	229,978
GAS — 0.1%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	3,599,000	3,669,972
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,825,000	2,844,888
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	1,028,000	1,051,295
		7,566,155
HEALTH CARE PRODUCTS — 0.6%
Abbott Laboratories 2.55%, 3/15/2022 (a)	4,829,000	4,907,278
Baxter International, Inc. 1.70%, 8/15/2021 (a)	375,000	374,209
Boston Scientific Corp. 3.38%, 5/15/2022 (a)	4,041,000	4,165,948
Covidien International Finance SA 3.20%, 6/15/2022	1,000,000	1,025,930
DH Europe Finance II Sarl 2.05%, 11/15/2022	7,062,000	7,077,042
Medtronic, Inc. 3.15%, 3/15/2022	10,095,000	10,384,928
Stryker Corp. 2.63%, 3/15/2021	3,167,000	3,194,553
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	2,266,000	2,268,152
3.15%, 4/1/2022	3,869,000	3,949,746
3.38%, 11/30/2021	2,230,000	2,273,619
		39,621,405

See accompanying notes to financial statements.
51

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 1.2%
Aetna, Inc. 2.75%, 11/15/2022	$ 7,790,000	$ 7,915,731
Anthem, Inc.:
3.13%, 5/15/2022 (a)	4,891,000	5,015,280
3.70%, 8/15/2021 (a)	3,820,000	3,909,121
Cigna Corp. 4.38%, 12/15/2020	250,000	254,032
Cigna Holding Co. 5.13%, 6/15/2020	42,000	42,579
Humana, Inc.:
2.50%, 12/15/2020	3,690,000	3,706,494
3.15%, 12/1/2022	10,000,000	10,268,400
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	3,976,000	4,056,474
3.75%, 8/23/2022	2,497,000	2,592,360
Quest Diagnostics, Inc.:
4.70%, 4/1/2021	768,000	793,283
4.75%, 1/30/2020	907,000	908,252
UnitedHealth Group, Inc.:
2.13%, 3/15/2021	4,688,000	4,702,017
2.88%, 12/15/2021	3,137,000	3,199,364
2.88%, 3/15/2022 (a)	4,540,000	4,630,119
3.15%, 6/15/2021	3,952,000	4,024,045
3.35%, 7/15/2022	14,353,000	14,855,068
3.38%, 11/15/2021 (a)	4,088,000	4,186,357
4.70%, 2/15/2021 (a)	187,000	191,733
		75,250,709
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	2,714,000	2,725,399
4.00%, 2/15/2020	3,566,000	3,573,096
NVR, Inc. 3.95%, 9/15/2022	2,404,000	2,508,021
		8,806,516
HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
4.70%, 6/1/2022	3,621,000	3,828,049
Series MTN, 4.85%, 6/15/2021	2,384,000	2,473,829
		6,301,878
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	1,000	1,008
Clorox Co. 3.80%, 11/15/2021	164,000	169,578
Kimberly-Clark Corp.:
1.85%, 3/1/2020	247,000	247,005
2.40%, 3/1/2022 (a)	3,575,000	3,616,291
		4,033,882
Security Description	Principal Amount	Value
HOUSEWARES — 0.0% (e)
Newell Brands, Inc. 3.15%, 4/1/2021	$ 27,000	$ 27,231
Tupperware Brands Corp. 4.75%, 6/1/2021 (a)	2,296,000	2,308,215
		2,335,446
INSURANCE — 1.7%
Aflac, Inc. 4.00%, 2/15/2022	1,986,000	2,070,385
Alleghany Corp.:
4.95%, 6/27/2022	55,000	58,689
5.63%, 9/15/2020	1,452,000	1,486,398
American International Group, Inc.:
3.30%, 3/1/2021	8,465,000	8,588,081
4.88%, 6/1/2022	15,796,000	16,864,915
6.40%, 12/15/2020	3,872,000	4,032,417
Aon Corp.:
2.20%, 11/15/2022 (a)	3,164,000	3,184,756
5.00%, 9/30/2020	3,126,000	3,195,335
Aon PLC 2.80%, 3/15/2021	1,517,000	1,530,926
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020	1,816,000	1,831,745
3.00%, 5/15/2022	446,000	458,573
4.25%, 1/15/2021	6,258,000	6,418,330
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	5,004,000	5,030,421
3.40%, 1/31/2022 (a)	4,054,000	4,203,430
3.75%, 8/15/2021 (a)	1,955,000	2,020,101
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	5,512,000	5,529,087
2.88%, 11/3/2022	4,994,000	5,123,045
CNA Financial Corp. 5.75%, 8/15/2021	2,670,000	2,824,059
Enstar Group, Ltd. 4.50%, 3/10/2022	2,482,000	2,572,097
Lincoln National Corp.:
4.20%, 3/15/2022	680,000	708,982
4.85%, 6/24/2021 (a)	930,000	966,428
Markel Corp. 4.90%, 7/1/2022	3,640,000	3,878,420
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	4,337,000	4,408,213
3.50%, 12/29/2020	3,575,000	3,628,232
4.80%, 7/15/2021	847,000	878,500
MetLife, Inc. 3.05%, 12/15/2022	1,917,000	1,980,932
Progressive Corp. 3.75%, 8/23/2021	761,000	784,538
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020 (a)	522,000	533,745
Series MTN, 4.50%, 11/16/2021	2,484,000	2,608,647

See accompanying notes to financial statements.
52

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc. 5.00%, 6/1/2021	$ 3,546,000	$ 3,686,138
Trinity Acquisition PLC 3.50%, 9/15/2021	1,432,000	1,460,225
Unum Group 5.63%, 9/15/2020 (a)	1,117,000	1,145,785
Willis Towers Watson PLC 5.75%, 3/15/2021	1,315,000	1,370,204
WR Berkley Corp. 4.63%, 3/15/2022	3,042,000	3,211,743
		108,273,522
INTERNET — 0.6%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	8,732,000	8,893,018
Alphabet, Inc. 3.63%, 5/19/2021	1,933,000	1,983,026
Amazon.com, Inc.:
2.50%, 11/29/2022 (a)	1,508,000	1,536,984
3.30%, 12/5/2021 (a)	2,852,000	2,931,143
Baidu, Inc. 2.88%, 7/6/2022 (a)	935,000	943,948
eBay, Inc.:
2.60%, 7/15/2022	5,100,000	5,148,348
2.88%, 8/1/2021 (a)	3,376,000	3,417,086
3.25%, 10/15/2020	1,925,000	1,939,014
3.80%, 3/9/2022 (a)	6,541,000	6,763,459
JD.com, Inc. 3.13%, 4/29/2021	5,184,000	5,210,698
		38,766,724
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp. 3.63%, 1/19/2022	4,942,000	5,028,386
FS KKR Capital Corp. 4.75%, 5/15/2022	3,552,000	3,678,309
		8,706,695
IRON/STEEL — 0.1%
ArcelorMittal 6.25%, 2/25/2022	4,018,000	4,332,529
Nucor Corp. 4.13%, 9/15/2022 (a)	4,030,000	4,226,422
		8,558,951
LEISURE TIME — 0.0% (e)
Royal Caribbean Cruises, Ltd. 2.65%, 11/28/2020 (a)	2,298,000	2,309,651
LODGING — 0.3%
Choice Hotels International, Inc. 5.75%, 7/1/2022	1,913,000	2,063,190
Marriott International, Inc.:
2.13%, 10/3/2022 (a)	3,844,000	3,841,770
2.30%, 1/15/2022	7,221,000	7,253,639
2.88%, 3/1/2021	2,365,000	2,387,042
Security Description	Principal Amount	Value
Series N, 3.13%, 10/15/2021	$ 705,000	$ 716,611
		16,262,252
MACHINERY, CONSTRUCTION & MINING — 1.1%
ABB Finance USA, Inc. 2.88%, 5/8/2022	11,262,000	11,498,277
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	6,271,000	6,257,580
1.93%, 10/1/2021	955,000	956,490
Series I, 2.65%, 5/17/2021 (a)	6,124,000	6,192,834
Series MTN, 1.90%, 9/6/2022	13,815,000	13,839,038
Series MTN, 2.40%, 6/6/2022 (a)	6,392,000	6,471,069
Series MTN, 2.85%, 6/1/2022 (a)	1,343,000	1,371,619
Series MTN, 2.90%, 3/15/2021	3,678,000	3,722,725
Series MTN, 2.95%, 2/26/2022	7,699,000	7,874,691
Series MTN, 3.15%, 9/7/2021	4,290,000	4,383,393
Series MTN, 3.35%, 12/7/2020	3,207,000	3,250,070
Caterpillar, Inc. 3.90%, 5/27/2021	4,196,000	4,310,803
		70,128,589
MACHINERY-DIVERSIFIED — 1.1%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	500,000	513,585
4.38%, 11/6/2020 (a)	2,550,000	2,599,368
4.38%, 4/5/2022	1,000,000	1,044,460
4.88%, 4/1/2021	3,749,000	3,870,055
Deere & Co. 2.60%, 6/8/2022	5,776,000	5,873,383
IDEX Corp. 4.50%, 12/15/2020	3,875,000	3,936,070
John Deere Capital Corp.:
2.55%, 1/8/2021	4,151,000	4,178,687
Series DMTN, 2.35%, 1/8/2021 (a)	3,965,000	3,985,975
Series MTN, 1.95%, 6/13/2022 (a)	4,582,000	4,591,210
Series MTN, 2.15%, 9/8/2022 (a)	222,000	223,594
Series MTN, 2.30%, 6/7/2021	6,027,000	6,065,272
Series MTN, 2.65%, 1/6/2022 (a)	1,213,000	1,232,226
Series MTN, 2.75%, 3/15/2022 (a)	940,000	956,835
Series MTN, 2.80%, 3/4/2021	952,000	963,005
Series MTN, 2.88%, 3/12/2021	4,361,000	4,416,123
Series MTN, 2.95%, 4/1/2022	6,096,000	6,242,792

See accompanying notes to financial statements.
53

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.13%, 9/10/2021	$ 4,528,000	$ 4,627,526
Series MTN, 3.15%, 10/15/2021	423,000	432,873
Series MTN, 3.20%, 1/10/2022	3,800,000	3,902,942
Series MTN, 3.90%, 7/12/2021	1,216,000	1,254,401
Roper Technologies, Inc.:
2.80%, 12/15/2021	3,081,000	3,125,428
3.00%, 12/15/2020	3,767,000	3,798,530
Xylem, Inc. 4.88%, 10/1/2021	3,924,000	4,113,529
		71,947,869
MEDIA — 2.0%
CBS Corp.:
3.38%, 3/1/2022	3,866,000	3,956,078
4.30%, 2/15/2021	3,376,000	3,440,448
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	5,091,000	5,126,993
4.46%, 7/23/2022	13,732,000	14,434,529
4.50%, 2/1/2024	4,941,000	5,315,627
Comcast Corp.:
1.63%, 1/15/2022 (a)	4,680,000	4,667,036
3.13%, 7/15/2022	5,204,000	5,369,435
3.45%, 10/1/2021	16,173,000	16,644,605
Discovery Communications LLC:
3.30%, 5/15/2022	3,212,000	3,294,195
3.50%, 6/15/2022	453,000	466,264
4.38%, 6/15/2021	3,805,000	3,928,777
Fox Corp. 3.67%, 1/25/2022 (b)	4,038,000	4,173,717
NBCUniversal Media LLC 4.38%, 4/1/2021	12,181,000	12,565,920
Time Warner Cable LLC:
4.00%, 9/1/2021	100,000	102,302
4.13%, 2/15/2021	7,845,000	7,972,167
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021 (a)	4,339,000	4,364,774
2.75%, 8/16/2021	3,020,000	3,067,414
Series MTN, 2.45%, 3/4/2022 (a)	89,000	90,300
Series MTN, 2.55%, 2/15/2022 (a)	355,000	360,634
Series MTN, 3.75%, 6/1/2021	7,235,000	7,431,720
Viacom, Inc.:
3.88%, 12/15/2021	3,839,000	3,974,517
4.50%, 3/1/2021	4,764,000	4,897,821
Walt Disney Co.:
1.65%, 9/1/2022 (a)	5,598,000	5,586,244
3.00%, 9/15/2022 (a)	3,701,000	3,813,843
Security Description	Principal Amount	Value
4.50%, 2/15/2021	$ 4,276,000	$ 4,404,365
		129,449,725
MINING — 0.3%
Barrick Gold Corp. 3.85%, 4/1/2022	1,737,000	1,811,570
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	4,980,000	5,074,819
3.25%, 11/21/2021	75,000	76,803
Kinross Gold Corp. 5.13%, 9/1/2021	2,752,000	2,865,107
Newmont Goldcorp Corp.:
3.50%, 3/15/2022	3,844,000	3,943,521
3.63%, 6/9/2021	3,296,000	3,353,680
Southern Copper Corp. 5.38%, 4/16/2020	2,024,000	2,038,350
		19,163,850
MISCELLANEOUS MANUFACTURER — 1.3%
3M Co.:
Series MTN, 1.63%, 9/19/2021	3,867,000	3,857,797
Series MTN, 2.00%, 6/26/2022	275,000	276,012
Series MTN, 2.75%, 3/1/2022	4,032,000	4,109,455
Series MTN, 3.00%, 9/14/2021	4,022,000	4,097,774
Eaton Corp. 2.75%, 11/2/2022	11,602,000	11,846,570
General Electric Co.:
2.70%, 10/9/2022	20,717,000	20,987,978
5.30%, 2/11/2021	8,798,000	9,094,053
Series GMTN, 3.15%, 9/7/2022 (a)	6,981,000	7,135,559
Series GMTN, 4.63%, 1/7/2021	4,600,000	4,707,962
Series MTN, 4.38%, 9/16/2020	4,784,300	4,857,930
Series MTN, 4.65%, 10/17/2021	6,003,000	6,254,826
Illinois Tool Works, Inc. 3.38%, 9/15/2021	200,000	204,302
Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 2/21/2021	3,950,000	3,982,904
		81,413,122
OIL & GAS — 3.9%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	1	1
Apache Corp. 3.25%, 4/15/2022 (a)	2,804,000	2,844,882
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	2,739,000	2,751,818
2.52%, 9/19/2022	400,000	406,364
3.25%, 5/6/2022	10,188,000	10,518,906

See accompanying notes to financial statements.
54

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/1/2020	$ 6,842,000	$ 6,971,245
4.74%, 3/11/2021	5,517,000	5,706,950
BP Capital Markets PLC:
3.06%, 3/17/2022	6,163,000	6,322,807
3.56%, 11/1/2021	5,993,000	6,178,543
Canadian Natural Resources, Ltd. 3.45%, 11/15/2021 (a)	5,329,000	5,453,379
Chevron Corp.:
2.10%, 5/16/2021 (a)	10,064,000	10,114,421
2.41%, 3/3/2022	2,454,000	2,487,350
2.50%, 3/3/2022 (a)	10,889,000	11,068,668
Encana Corp. 3.90%, 11/15/2021 (a)	785,000	803,911
Energen Corp. 4.63%, 9/1/2021	1,997,000	2,049,861
EOG Resources, Inc.:
4.10%, 2/1/2021	2,988,000	3,061,594
4.40%, 6/1/2020	2,223,000	2,245,186
EQT Corp.:
3.00%, 10/1/2022 (a)	1,997,000	1,960,075
4.88%, 11/15/2021 (a)	8,239,000	8,490,784
Exxon Mobil Corp.:
1.90%, 8/16/2022 (a)	4,898,000	4,927,829
2.22%, 3/1/2021	14,676,000	14,763,322
2.40%, 3/6/2022	4,147,000	4,199,045
Husky Energy, Inc. 3.95%, 4/15/2022	3,019,000	3,124,333
Marathon Oil Corp. 2.80%, 11/1/2022	1,997,000	2,031,928
Marathon Petroleum Corp.:
3.40%, 12/15/2020 (a)	3,635,000	3,677,057
5.13%, 3/1/2021	5,656,000	5,857,240
Newfield Exploration Co. 5.75%, 1/30/2022	8,287,000	8,807,921
Occidental Petroleum Corp.:
2.60%, 8/13/2021	6,974,000	7,024,561
2.60%, 4/15/2022	4,925,000	4,961,888
2.70%, 8/15/2022	15,693,000	15,864,368
3.13%, 2/15/2022	1,944,000	1,976,231
4.85%, 3/15/2021	5,948,000	6,125,607
Series 1, 4.10%, 2/1/2021 (a)	8,619,000	8,764,747
Phillips 66 4.30%, 4/1/2022	13,213,000	13,892,677
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	3,741,000	3,790,456
3.95%, 7/15/2022	102,000	106,110
7.50%, 1/15/2020 (a)	3,129,000	3,134,507
Shell International Finance B.V.:
1.75%, 9/12/2021	6,995,000	6,987,655
1.88%, 5/10/2021	9,540,000	9,555,932
2.25%, 11/10/2020	4,183,000	4,196,678
2.38%, 8/21/2022	3,731,000	3,783,458
Total Capital International SA:
2.22%, 7/12/2021	3,525,000	3,548,089
2.75%, 6/19/2021	4,460,000	4,526,053
Security Description	Principal Amount	Value
2.88%, 2/17/2022	$ 9,363,000	$ 9,566,271
Total Capital SA:
4.13%, 1/28/2021	3,104,000	3,180,514
4.25%, 12/15/2021	3,476,000	3,637,252
		251,448,474
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 2.77%, 12/15/2022	3,368,000	3,436,135
Halliburton Co. 3.25%, 11/15/2021	3,886,000	3,959,484
		7,395,619
PACKAGING & CONTAINERS — 0.0% (e)
Bemis Co., Inc. 4.50%, 10/15/2021 (b)	202,000	208,179
WestRock RKT LLC 4.90%, 3/1/2022	63,000	66,402
		274,581
PHARMACEUTICALS — 6.5%
AbbVie, Inc.:
2.15%, 11/19/2021 (b)	19,154,000	19,205,333
2.30%, 5/14/2021	14,228,000	14,279,505
2.30%, 11/21/2022 (a) (b)	36,185,000	36,360,135
2.90%, 11/6/2022	10,830,000	11,057,213
3.38%, 11/14/2021	5,632,000	5,775,841
Allergan Finance LLC 3.25%, 10/1/2022	1,641,000	1,678,054
Allergan Funding SCS 3.45%, 3/15/2022	17,975,000	18,393,098
AmerisourceBergen Corp. 3.50%, 11/15/2021	3,514,000	3,599,882
AstraZeneca PLC 2.38%, 6/12/2022	6,429,000	6,500,555
Becton Dickinson and Co.:
2.89%, 6/6/2022	13,554,000	13,778,048
3.13%, 11/8/2021	3,612,000	3,681,856
3.25%, 11/12/2020	4,583,000	4,625,759
Bristol-Myers Squibb Co.:
2.25%, 8/15/2021 (a) (b)	3,053,000	3,072,264
2.55%, 5/14/2021 (b)	6,676,000	6,741,959
2.60%, 5/16/2022 (b)	12,884,000	13,097,746
2.88%, 8/15/2020 (b)	7,932,000	7,977,212
2.88%, 2/19/2021 (b)	3,978,000	4,024,185
3.55%, 8/15/2022 (b)	2,791,000	2,903,505
Cardinal Health, Inc. 2.62%, 6/15/2022	8,178,000	8,262,152
Cigna Corp.:
3.30%, 2/25/2021 (b)	4,101,000	4,153,370
3.40%, 9/17/2021	4,906,000	5,021,438
4.00%, 2/15/2022 (a) (b)	3,202,000	3,307,666

See accompanying notes to financial statements.
55

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp.:
2.13%, 6/1/2021	$ 9,574,000	$ 9,589,797
2.75%, 12/1/2022	8,466,000	8,603,996
2.80%, 7/20/2020	378,000	379,395
3.35%, 3/9/2021	13,348,000	13,560,500
3.50%, 7/20/2022	10,535,000	10,878,968
Eli Lilly & Co. 2.35%, 5/15/2022 (a)	3,932,000	3,981,936
Express Scripts Holding Co. 3.90%, 2/15/2022	4,635,000	4,778,175
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	8,073,000	8,250,364
2.88%, 6/1/2022	18,148,000	18,546,349
3.13%, 5/14/2021	4,903,000	4,987,283
Johnson & Johnson:
1.65%, 3/1/2021	5,618,000	5,616,034
1.95%, 11/10/2020	3,113,000	3,119,786
2.25%, 3/3/2022 (a)	7,353,000	7,438,001
2.45%, 12/5/2021	558,000	566,197
3.55%, 5/15/2021	2,000	2,049
McKesson Corp. 3.65%, 11/30/2020	5,313,000	5,390,092
Merck & Co., Inc.:
2.35%, 2/10/2022 (a)	8,180,000	8,296,238
2.40%, 9/15/2022	3,107,000	3,152,984
3.88%, 1/15/2021	5,629,000	5,729,815
Mylan NV:
3.15%, 6/15/2021	14,725,000	14,913,922
3.75%, 12/15/2020	287,000	290,513
Novartis Capital Corp.:
2.40%, 5/17/2022 (a)	1,817,000	1,841,075
2.40%, 9/21/2022	12,033,000	12,226,611
Perrigo Finance Unlimited Co. 3.50%, 12/15/2021	952,000	964,947
Pfizer, Inc.:
1.95%, 6/3/2021 (a)	5,820,000	5,844,851
2.20%, 12/15/2021	5,926,000	5,978,682
2.80%, 3/11/2022 (a)	5,356,000	5,475,814
3.00%, 9/15/2021	4,226,000	4,314,112
Sanofi 4.00%, 3/29/2021	9,795,000	10,057,310
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	18,211,000	18,316,260
Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021	12,313,000	12,740,384
Zoetis, Inc. 3.25%, 8/20/2021	3,939,000	4,015,929
		417,345,145
PIPELINES — 2.4%
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	3,309,000	3,407,674
Enbridge, Inc. 2.90%, 7/15/2022	4,148,000	4,227,890
Energy Transfer Operating L.P.:
Security Description	Principal Amount	Value
4.65%, 6/1/2021	$ 6,026,000	$ 6,188,702
5.20%, 2/1/2022	9,223,000	9,674,374
7.50%, 10/15/2020	6,362,000	6,616,607
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.88%, 3/1/2022	3,111,000	3,305,873
Enterprise Products Operating LLC:
2.80%, 2/15/2021	6,955,000	7,023,298
2.85%, 4/15/2021	1,425,000	1,440,589
3.50%, 2/1/2022	5,108,000	5,264,816
4.05%, 2/15/2022	3,636,000	3,791,148
5.20%, 9/1/2020	4,094,000	4,179,401
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	5,472,000	5,550,085
4.15%, 3/1/2022	3,918,000	4,078,834
5.00%, 10/1/2021	8,789,000	9,158,138
5.80%, 3/1/2021 (a)	3,913,000	4,078,403
Magellan Midstream Partners L.P. 4.25%, 2/1/2021	783,000	801,847
ONEOK Partners L.P. 3.38%, 10/1/2022	3,061,000	3,143,188
ONEOK, Inc. 4.25%, 2/1/2022	3,768,000	3,912,126
Plains All American Pipeline L.P./PAA Finance Corp. 3.65%, 6/1/2022 (a)	3,591,000	3,686,952
Sabine Pass Liquefaction LLC:
5.63%, 2/1/2021	8,254,000	8,488,083
6.25%, 3/15/2022 (a)	9,439,000	10,141,639
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	1,278,000	1,311,765
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	3,914,000	4,008,406
4.65%, 2/15/2022	4,255,000	4,443,965
TC PipeLines L.P. 4.65%, 6/15/2021	2,013,000	2,070,330
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	3,853,000	3,896,038
3.80%, 10/1/2020	6,488,000	6,572,668
9.88%, 1/1/2021	1,373,000	1,475,893
Western Midstream Operating L.P.:
4.00%, 7/1/2022	1,343,000	1,380,107
5.38%, 6/1/2021	2,748,000	2,828,379
Williams Cos., Inc.:
3.35%, 8/15/2022	1,024,000	1,050,532
3.60%, 3/15/2022	8,709,000	8,948,149
4.00%, 11/15/2021	2,510,000	2,584,371

See accompanying notes to financial statements.
56

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 9/1/2021	$ 4,842,000	$ 5,278,313
		154,008,583
REAL ESTATE INVESTMENT TRUSTS — 1.7%
American Tower Corp.:
2.25%, 1/15/2022	2,878,000	2,888,505
2.80%, 6/1/2020	5,164,000	5,177,323
3.00%, 6/15/2023	2,978,000	3,052,033
3.30%, 2/15/2021	3,880,000	3,931,953
3.45%, 9/15/2021 (a)	3,933,000	4,027,943
4.70%, 3/15/2022	3,887,000	4,100,474
5.90%, 11/1/2021	309,000	329,712
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022 (a)	375,000	384,255
Series GMTN, 3.95%, 1/15/2021	563,000	571,873
Boston Properties L.P. 4.13%, 5/15/2021	3,195,000	3,270,753
Brixmor Operating Partnership L.P. 3.88%, 8/15/2022	3,227,000	3,360,307
Corporate Office Properties L.P. 3.70%, 6/15/2021	1,154,000	1,171,091
Crown Castle International Corp.:
2.25%, 9/1/2021	4,018,000	4,029,893
3.40%, 2/15/2021	4,136,000	4,195,021
4.88%, 4/15/2022	3,869,000	4,103,152
Digital Realty Trust L.P. 3.95%, 7/1/2022	1,655,000	1,725,089
Duke Realty L.P. 4.38%, 6/15/2022	2,887,000	3,023,930
ERP Operating L.P. 4.63%, 12/15/2021	3,781,000	3,949,935
Essex Portfolio L.P. 3.63%, 8/15/2022	5,000	5,169
GLP Capital L.P./GLP Financing II, Inc. 4.38%, 4/15/2021	1,817,000	1,847,962
HCP, Inc. 3.15%, 8/1/2022	1,810,000	1,850,653
Highwoods Realty L.P. 3.20%, 6/15/2021	926,000	938,103
Hospitality Properties Trust:
4.25%, 2/15/2021	3,777,000	3,837,961
5.00%, 8/15/2022	4,730,000	4,972,507
Kimco Realty Corp. 3.20%, 5/1/2021 (a)	1,229,000	1,246,108
Liberty Property L.P. 4.13%, 6/15/2022	3,982,000	4,163,181
Office Properties Income Trust:
4.00%, 7/15/2022	290,000	295,379
4.15%, 2/1/2022	1,046,000	1,071,418
Security Description	Principal Amount	Value
Rayonier, Inc. 3.75%, 4/1/2022	$ 100,000	$ 101,219
Realty Income Corp. 3.25%, 10/15/2022	5,768,000	5,956,671
Simon Property Group L.P.:
2.35%, 1/30/2022 (a)	5,192,000	5,236,080
2.50%, 7/15/2021	2,650,000	2,672,419
2.63%, 6/15/2022	6,338,000	6,438,077
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	4,259,000	4,364,964
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022	4,167,000	4,278,467
Welltower, Inc. 3.75%, 3/15/2023	3,326,000	3,466,956
Weyerhaeuser Co. 4.70%, 3/15/2021 (a)	2,211,000	2,266,319
		108,302,855
RETAIL — 2.5%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	3,207,000	3,331,143
AutoNation, Inc.:
3.35%, 1/15/2021	1,816,000	1,834,378
5.50%, 2/1/2020	2,584,000	2,589,530
AutoZone, Inc. 3.70%, 4/15/2022	3,453,000	3,577,101
Best Buy Co., Inc. 5.50%, 3/15/2021 (a)	3,418,000	3,525,359
Costco Wholesale Corp.:
2.15%, 5/18/2021 (a)	5,784,000	5,814,887
2.25%, 2/15/2022	439,000	443,719
2.30%, 5/18/2022	6,125,000	6,197,152
Family Dollar Stores, Inc. 5.00%, 2/1/2021	1,303,000	1,342,689
Home Depot, Inc.:
2.00%, 4/1/2021	8,821,000	8,848,169
2.63%, 6/1/2022 (a)	7,071,000	7,204,500
3.25%, 3/1/2022	6,375,000	6,577,661
4.40%, 4/1/2021	3,967,000	4,069,507
Lowe's Cos., Inc.:
3.12%, 4/15/2022 (a)	10,449,000	10,708,344
3.75%, 4/15/2021	3,932,000	4,004,388
3.80%, 11/15/2021	1,155,000	1,189,200
Macy's Retail Holdings, Inc.:
3.45%, 1/15/2021 (a)	3,819,000	3,852,111
3.88%, 1/15/2022 (a)	2,161,000	2,206,251
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	9,274,000	9,406,989
Series MTN, 2.75%, 12/9/2020	3,912,000	3,939,580
Series MTN, 3.63%, 5/20/2021	2,683,000	2,747,794
Nordstrom, Inc. 4.00%, 10/15/2021	3,909,000	4,011,103

See accompanying notes to financial statements.
57

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
O'Reilly Automotive, Inc.:
4.63%, 9/15/2021	$ 3,383,000	$ 3,506,818
4.88%, 1/14/2021	1,709,000	1,745,726
QVC, Inc. 5.13%, 7/2/2022	515,000	541,394
Starbucks Corp.:
2.10%, 2/4/2021	5,906,000	5,918,048
2.20%, 11/22/2020	3,846,000	3,854,461
2.70%, 6/15/2022	150,000	152,990
Target Corp. 2.90%, 1/15/2022	6,261,000	6,408,509
TJX Cos., Inc. 2.75%, 6/15/2021	3,551,000	3,595,139
Walgreen Co. 3.10%, 9/15/2022	3,941,000	4,023,840
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021	7,236,000	7,376,451
Walmart, Inc.:
1.90%, 12/15/2020	11,080,000	11,096,842
3.13%, 6/23/2021 (a)	11,602,000	11,850,051
4.25%, 4/15/2021 (a)	205,000	211,517
		157,703,341
SEMICONDUCTORS — 2.0%
Analog Devices, Inc.:
2.50%, 12/5/2021	1,625,000	1,638,341
2.95%, 1/12/2021 (a)	6,044,000	6,096,462
Applied Materials, Inc.:
2.63%, 10/1/2020	3,860,000	3,878,953
4.30%, 6/15/2021	3,749,000	3,883,289
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	3,968,000	3,969,865
3.00%, 1/15/2022	27,373,000	27,781,679
Broadcom, Inc.:
3.13%, 4/15/2021 (b)	10,377,000	10,502,665
3.13%, 10/15/2022 (b)	4,917,000	5,015,291
Intel Corp.:
1.70%, 5/19/2021	2,914,000	2,911,844
2.35%, 5/11/2022 (a)	11,688,000	11,837,139
3.10%, 7/29/2022 (a)	1,367,000	1,410,484
3.30%, 10/1/2021	8,412,000	8,648,545
KLA Corp. 4.13%, 11/1/2021	3,908,000	4,039,973
Lam Research Corp. 2.80%, 6/15/2021	5,803,000	5,872,462
Microchip Technology, Inc. 3.92%, 6/1/2021	1,705,000	1,742,033
NVIDIA Corp. 2.20%, 9/16/2021	11,192,000	11,243,595
QUALCOMM, Inc. 3.00%, 5/20/2022 (a)	11,860,000	12,157,093
Texas Instruments, Inc.:
1.85%, 5/15/2022	3,450,000	3,454,071
2.75%, 3/12/2021	1,634,000	1,650,340
		127,734,124
Security Description	Principal Amount	Value
SOFTWARE — 2.2%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	$ 3,858,000	$ 3,877,059
2.60%, 6/15/2022	279,000	282,415
CA, Inc. 3.60%, 8/15/2022 (a)	2,497,000	2,555,879
Electronic Arts, Inc. 3.70%, 3/1/2021 (a)	4,886,000	4,975,756
Fiserv, Inc.:
2.70%, 6/1/2020	3,273,000	3,280,397
4.75%, 6/15/2021 (a)	609,000	633,129
Microsoft Corp.:
1.55%, 8/8/2021 (a)	16,780,000	16,753,655
2.00%, 11/3/2020 (a)	13,034,000	13,062,414
2.38%, 2/12/2022	14,934,000	15,139,044
2.40%, 2/6/2022 (a)	6,668,000	6,762,819
4.00%, 2/8/2021 (a)	1,074,000	1,100,829
Oracle Corp.:
1.90%, 9/15/2021	28,921,000	28,979,999
2.50%, 5/15/2022	26,311,000	26,708,296
2.50%, 10/15/2022	2,112,000	2,150,628
2.80%, 7/8/2021	5,106,000	5,184,479
VMware, Inc.:
2.30%, 8/21/2020	500	501
2.95%, 8/21/2022	11,156,000	11,369,860
		142,817,159
TELECOMMUNICATIONS — 2.6%
America Movil SAB de CV 3.13%, 7/16/2022	6,088,000	6,236,304
AT&T, Inc.:
2.80%, 2/17/2021	10,266,000	10,357,265
3.00%, 2/15/2022	866,000	884,446
3.00%, 6/30/2022	10,597,000	10,828,650
3.20%, 3/1/2022 (a)	9,247,000	9,468,928
3.40%, 6/15/2022	745,000	768,453
3.60%, 2/17/2023	9,974,000	10,405,974
3.80%, 3/15/2022	9,849,000	10,222,868
3.88%, 8/15/2021	4,949,000	5,101,231
4.00%, 1/15/2022	1,763,000	1,832,304
4.45%, 5/15/2021	3,792,000	3,920,018
4.60%, 2/15/2021	9,029,000	9,238,202
Cisco Systems, Inc.:
1.85%, 9/20/2021	10,975,000	10,992,779
2.20%, 2/28/2021	16,710,000	16,795,221
2.90%, 3/4/2021 (a)	7,150,000	7,242,807
3.00%, 6/15/2022	20,000	20,594
Corning, Inc. 2.90%, 5/15/2022	3,620,000	3,693,848
Motorola Solutions, Inc. 3.75%, 5/15/2022	44,000	45,445
Orange SA 4.13%, 9/14/2021	7,882,000	8,177,575
Telefonica Emisiones SAU 5.46%, 2/16/2021	10,216,000	10,605,127

See accompanying notes to financial statements.
58

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Verizon Communications, Inc.:
2.45%, 11/1/2022	$ 2,988,000	$ 3,029,414
2.95%, 3/15/2022	4,172,000	4,267,288
3.13%, 3/16/2022	9,540,000	9,791,856
3.45%, 3/15/2021 (a)	1,257,000	1,281,122
4.60%, 4/1/2021	8,363,000	8,642,993
Vodafone Group PLC 2.50%, 9/26/2022	3,493,000	3,544,627
		167,395,339
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
2.60%, 11/19/2022	1,243,000	1,251,141
3.15%, 5/15/2021 (a)	2,713,000	2,745,068
		3,996,209
TRANSPORTATION — 1.2%
Burlington Northern Santa Fe LLC:
3.05%, 3/15/2022	153,000	156,404
3.05%, 9/1/2022	898,000	922,354
3.45%, 9/15/2021	3,446,000	3,527,843
Canadian National Railway Co. 2.85%, 12/15/2021	175,000	177,783
CSX Corp. 4.25%, 6/1/2021	1,317,000	1,351,163
FedEx Corp.:
2.63%, 8/1/2022 (a)	2,548,000	2,581,302
3.40%, 1/14/2022	2,985,000	3,068,431
Norfolk Southern Corp. 3.25%, 12/1/2021 (a)	515,000	526,325
Norfolk Southern Railway Co. 9.75%, 6/15/2020	2,770,000	2,865,343
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2022	355,000	357,428
Series MTN, 2.80%, 3/1/2022 (a)	2,457,000	2,484,543
Series MTN, 2.88%, 6/1/2022	2,406,000	2,449,428
Series MTN, 3.45%, 11/15/2021	3,958,000	4,046,224
Series MTN, 3.50%, 6/1/2021	3,554,000	3,623,943
Union Pacific Corp.:
2.95%, 3/1/2022	3,906,000	3,990,682
3.20%, 6/8/2021	7,075,000	7,207,373
4.00%, 2/1/2021	1,343,000	1,366,274
4.16%, 7/15/2022	7,473,000	7,866,453
United Parcel Service, Inc.:
2.05%, 4/1/2021	4,351,000	4,362,922
2.35%, 5/16/2022	3,364,000	3,401,475
2.45%, 10/1/2022	8,554,000	8,690,180
3.13%, 1/15/2021	11,405,000	11,553,037
		76,576,910
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
GATX Corp. 2.60%, 3/30/2020	$ 3,221,000	$ 3,222,804
TOTAL CORPORATE BONDS & NOTES (Cost $6,273,121,733)		6,335,816,925
	Shares
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	54,962,361	54,967,857
State Street Navigator Securities Lending Portfolio II (h) (i)	139,297,530	139,297,530
TOTAL SHORT-TERM INVESTMENTS (Cost $194,265,387)		194,265,387
TOTAL INVESTMENTS — 102.1% (Cost $6,467,387,120)		6,530,082,312
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(135,296,743)
NET ASSETS — 100.0%		$ 6,394,785,569
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.4% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
59

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$6,335,816,925	$—	$6,335,816,925
Short-Term Investments	194,265,387	—	—	194,265,387
TOTAL INVESTMENTS	$194,265,387	$6,335,816,925	$—	$6,530,082,312
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 530,439,768	$475,473,140	$1,229	$—	54,962,361	$ 54,967,857	$229,129
State Street Institutional U.S. Government Money Market Fund, Class G Shares	83,320,381	83,320,381	124,712,577	208,032,958	—	—	—	—	37,808
State Street Navigator Securities Lending Portfolio II	—	—	259,855,605	120,558,075	—	—	139,297,530	139,297,530	77,119
State Street Navigator Securities Lending Portfolio III	27,959,848	27,959,848	162,138,638	190,098,486	—	—	—	—	37,919
Total		$111,280,229	$1,077,146,588	$994,162,659	$1,229	$—		$194,265,387	$381,975
See accompanying notes to financial statements.
60

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.5%
Treasury Bonds:
7.25%, 8/15/2022	$ 2,157,400	$ 2,468,706
7.63%, 11/15/2022	2,020,100	2,360,518
7.88%, 2/15/2021	1,627,300	1,738,478
8.00%, 11/15/2021	4,750,600	5,303,043
8.13%, 5/15/2021	1,202,500	1,308,282
8.13%, 8/15/2021	4,004,200	4,419,323
Treasury Notes:
1.13%, 2/28/2021	20,712,600	20,592,046
1.13%, 6/30/2021	19,625,300	19,490,376
1.13%, 7/31/2021	19,368,500	19,224,750
1.13%, 8/31/2021	21,344,300	21,178,381
1.13%, 9/30/2021	19,936,600	19,775,394
1.25%, 3/31/2021	18,365,900	18,282,680
1.25%, 10/31/2021	17,547,900	17,442,338
1.38%, 1/31/2021	18,560,500	18,509,024
1.38%, 4/30/2021	19,478,900	19,421,833
1.38%, 5/31/2021	17,199,300	17,146,896
1.38%, 10/15/2022	22,364,800	22,230,262
1.50%, 8/31/2021	26,093,200	26,051,410
1.50%, 9/30/2021	19,232,100	19,202,801
1.50%, 10/31/2021	22,681,900	22,650,890
1.50%, 11/30/2021	35,335,200	35,288,271
1.50%, 1/31/2022	17,678,800	17,652,558
1.50%, 8/15/2022	24,195,500	24,144,463
1.50%, 9/15/2022	21,060,200	21,014,131
1.63%, 6/30/2021	23,602,700	23,611,920
1.63%, 12/31/2021	10,000,000	10,012,500
1.63%, 8/15/2022	11,844,800	11,856,830
1.63%, 8/31/2022	22,176,400	22,198,923
1.63%, 11/15/2022	43,928,900	43,959,788
1.63%, 12/15/2022	22,000,000	22,022,344
1.75%, 7/31/2021	40,066,500	40,163,536
1.75%, 11/30/2021	20,811,600	20,875,823
1.75%, 2/28/2022	14,373,400	14,426,177
1.75%, 3/31/2022	17,088,000	17,152,080
1.75%, 4/30/2022	16,639,600	16,704,598
1.75%, 5/15/2022	15,189,700	15,246,661
1.75%, 5/31/2022	23,697,300	23,793,570
1.75%, 6/15/2022	29,977,400	30,101,525
1.75%, 6/30/2022	17,825,400	17,900,601
1.75%, 7/15/2022	20,328,600	20,409,597
1.75%, 9/30/2022	15,794,800	15,860,200
1.88%, 11/30/2021	13,700,300	13,780,040
1.88%, 1/31/2022	19,402,500	19,516,187
1.88%, 2/28/2022	21,421,300	21,553,510
1.88%, 3/31/2022	20,027,800	20,156,103
1.88%, 4/30/2022	18,098,500	18,218,685
1.88%, 5/31/2022	13,956,000	14,053,038
1.88%, 7/31/2022	17,594,400	17,720,860
1.88%, 8/31/2022	16,205,900	16,326,178
1.88%, 9/30/2022	20,037,500	20,192,478
1.88%, 10/31/2022	16,466,500	16,591,285
Security Description	Principal Amount	Value
2.00%, 1/15/2021	$ 9,577,500	$ 9,613,790
2.00%, 2/28/2021	13,726,500	13,783,873
2.00%, 5/31/2021	12,784,800	12,856,215
2.00%, 8/31/2021	17,168,500	17,280,498
2.00%, 10/31/2021	13,741,200	13,843,722
2.00%, 11/15/2021	25,227,900	25,424,993
2.00%, 12/31/2021	18,944,600	19,096,305
2.00%, 2/15/2022	15,413,600	15,543,652
2.00%, 7/31/2022	15,118,500	15,275,591
2.00%, 10/31/2022	19,553,100	19,768,490
2.00%, 11/30/2022	37,372,200	37,798,477
2.13%, 1/31/2021	13,318,500	13,388,214
2.13%, 5/31/2021	29,241,400	29,453,857
2.13%, 6/30/2021	14,067,200	14,177,649
2.13%, 8/15/2021	20,765,200	20,935,540
2.13%, 9/30/2021	19,547,800	19,721,898
2.13%, 12/31/2021	16,968,600	17,146,240
2.13%, 5/15/2022	25,636,800	25,955,257
2.13%, 6/30/2022	12,818,800	12,989,050
2.13%, 12/31/2022	36,000,000	36,551,250
2.25%, 2/15/2021	15,508,200	15,613,607
2.25%, 3/31/2021	36,632,600	36,911,637
2.25%, 4/30/2021	40,778,500	41,125,755
2.25%, 7/31/2021	16,598,200	16,765,479
2.25%, 4/15/2022	20,408,600	20,709,946
2.38%, 3/15/2021	15,073,500	15,205,393
2.38%, 4/15/2021	20,589,300	20,789,563
2.38%, 3/15/2022	25,285,500	25,724,045
2.50%, 1/31/2021	22,696,000	22,904,342
2.50%, 2/28/2021	20,404,200	20,606,648
2.50%, 1/15/2022	23,217,000	23,637,808
2.50%, 2/15/2022	22,090,800	22,510,180
2.63%, 5/15/2021	17,309,000	17,547,675
2.63%, 6/15/2021	16,960,500	17,207,620
2.63%, 7/15/2021	17,720,600	17,995,408
2.63%, 12/15/2021	25,407,600	25,911,782
2.75%, 8/15/2021	18,290,600	18,624,261
2.75%, 9/15/2021	22,976,400	23,417,080
2.88%, 10/15/2021	20,212,000	20,664,401
2.88%, 11/15/2021	21,176,100	21,675,724
3.13%, 5/15/2021	17,152,300	17,500,706
3.63%, 2/15/2021	26,147,700	26,717,638
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,811,555,136)		1,821,673,150

See accompanying notes to financial statements.
61

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (a) (b) (Cost $2,488,731)	2,488,731	$ 2,488,731
TOTAL INVESTMENTS — 99.7% (Cost $1,814,043,867)		1,824,161,881
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		6,242,081
NET ASSETS — 100.0%		$ 1,830,403,962
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,821,673,150	$—	$1,821,673,150
Short-Term Investment	2,488,731	—	—	2,488,731
TOTAL INVESTMENTS	$2,488,731	$1,821,673,150	$—	$1,824,161,881
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	969,950	$ 969,950	$ 49,374,346	$ 47,855,565	$—	$—	2,488,731	$2,488,731	$22,001
State Street Navigator Securities Lending Portfolio II	—	—	223,959,175	223,959,175	—	—	—	—	15,104
State Street Navigator Securities Lending Portfolio III	3,552,500	3,552,500	50,267,173	53,819,673	—	—	—	—	7,590
Total		$4,522,450	$323,600,694	$325,634,413	$—	$—		$2,488,731	$44,695
See accompanying notes to financial statements.
62

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.7%
Treasury Inflation Protected Indexed Bonds:
0.63%, 2/15/2043	$ 30,827,353	$ 31,251,032
0.75%, 2/15/2042	32,111,403	33,441,833
0.75%, 2/15/2045	29,947,762	31,124,477
0.88%, 2/15/2047	23,813,672	25,564,194
1.00%, 2/15/2046	26,797,077	29,522,537
1.00%, 2/15/2048	23,636,316	26,200,987
1.00%, 2/15/2049 (a)	20,225,672	22,499,577
1.38%, 2/15/2044	32,207,327	38,048,379
1.75%, 1/15/2028	24,579,324	27,627,429
2.00%, 1/15/2026	33,186,471	36,916,444
2.13%, 2/15/2040	22,650,153	29,661,579
2.13%, 2/15/2041	34,410,904	45,431,064
2.38%, 1/15/2025	44,094,999	49,178,016
2.38%, 1/15/2027	26,924,890	31,087,454
2.50%, 1/15/2029	21,709,373	26,179,784
3.38%, 4/15/2032	9,253,895	12,727,331
3.63%, 4/15/2028	34,177,756	43,752,964
3.88%, 4/15/2029	39,069,534	52,195,529
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2021	62,433,486	62,326,480
0.13%, 1/15/2022	56,467,295	56,458,521
0.13%, 4/15/2022	53,371,141	53,318,725
0.13%, 7/15/2022	53,352,284	53,600,968
0.13%, 1/15/2023	58,499,556	58,515,804
0.13%, 7/15/2024	56,877,897	57,242,775
0.13%, 10/15/2024	34,480,789	34,694,074
0.13%, 7/15/2026	50,618,489	50,802,567
0.25%, 1/15/2025 (a)	52,971,089	53,471,380
0.25%, 7/15/2029 (a)	46,160,927	46,635,951
0.38%, 7/15/2023	58,024,196	58,850,199
0.38%, 7/15/2025	55,323,214	56,466,745
0.38%, 1/15/2027	52,462,451	53,284,574
0.38%, 7/15/2027	46,822,054	47,780,381
0.50%, 4/15/2024 (a)	42,257,017	42,959,760
0.50%, 1/15/2028 (a)	45,991,876	47,203,517
Security Description	Principal Amount	Value
0.63%, 7/15/2021	$ 47,411,716	$ 47,963,565
0.63%, 4/15/2023	62,357,377	63,345,029
0.63%, 1/15/2024	54,083,788	55,250,650
0.63%, 1/15/2026	58,475,104	60,288,628
0.75%, 7/15/2028	42,289,048	44,516,023
0.88%, 1/15/2029	45,994,651	48,865,305
1.13%, 1/15/2021	54,028,203	54,552,241
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,749,155,447)		1,800,804,472
	Shares
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c)	471,418	471,418
State Street Navigator Securities Lending Portfolio II (d) (e)	99,881,744	99,881,744
TOTAL SHORT-TERM INVESTMENTS (Cost $100,353,162)		100,353,162
TOTAL INVESTMENTS — 105.2% (Cost $1,849,508,609)		1,901,157,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.2)%		(94,526,471)
NET ASSETS — 100.0%		$ 1,806,631,163
(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,800,804,472	$—	$1,800,804,472
Short-Term Investments	100,353,162	—	—	100,353,162
TOTAL INVESTMENTS	$100,353,162	$1,800,804,472	$—	$1,901,157,634
See accompanying notes to financial statements.
63

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	581,317	$581,317	$ 28,885,042	$ 28,994,941	$—	$—	471,418	$ 471,418	$16,696
State Street Navigator Securities Lending Portfolio II	—	—	414,782,822	314,901,078	—	—	99,881,744	99,881,744	38,081
State Street Navigator Securities Lending Portfolio III	—	—	243,598,301	243,598,301	—	—	—	—	37,029
Total		$581,317	$687,266,165	$587,494,320	$—	$—		$100,353,162	$91,806
See accompanying notes to financial statements.
64

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
5.25%, 11/15/2028	$ 3,006,200	$ 3,828,678
5.25%, 2/15/2029	1,529,300	1,956,548
5.50%, 8/15/2028	1,803,300	2,321,467
6.00%, 2/15/2026	1,609,400	2,003,200
6.13%, 11/15/2027	2,682,400	3,524,422
6.13%, 8/15/2029 (a)	1,144,200	1,568,984
6.25%, 8/15/2023 (a)	1,439,400	1,671,728
6.38%, 8/15/2027	643,200	851,034
6.50%, 11/15/2026	1,136,900	1,482,056
6.63%, 2/15/2027	1,009,900	1,334,173
6.75%, 8/15/2026	1,023,300	1,340,043
6.88%, 8/15/2025	870,400	1,109,080
7.13%, 2/15/2023	350,900	409,894
7.50%, 11/15/2024	1,945,200	2,469,796
7.63%, 2/15/2025	2,342,500	3,019,263
Treasury Notes:
1.25%, 7/31/2023	6,434,300	6,348,342
1.25%, 8/31/2024 (a)	8,421,600	8,261,063
1.38%, 6/30/2023	6,636,100	6,579,071
1.38%, 8/31/2023	6,143,500	6,087,345
1.38%, 9/30/2023	7,360,800	7,288,917
1.38%, 8/31/2026	7,573,400	7,367,498
1.50%, 2/28/2023	6,065,400	6,044,550
1.50%, 3/31/2023	7,252,700	7,227,202
1.50%, 9/30/2024	8,791,500	8,718,695
1.50%, 10/31/2024 (a)	5,351,100	5,306,786
1.50%, 11/30/2024 (a)	13,739,200	13,628,642
1.50%, 8/15/2026	15,742,800	15,437,783
1.63%, 4/30/2023	5,907,400	5,907,862
1.63%, 5/31/2023	7,865,900	7,866,515
1.63%, 10/31/2023	7,288,700	7,283,006
1.63%, 2/15/2026	15,297,100	15,160,860
1.63%, 5/15/2026 (a)	15,041,500	14,888,735
1.63%, 9/30/2026	8,244,800	8,146,893
1.63%, 10/31/2026	6,786,900	6,703,124
1.63%, 11/30/2026	10,769,700	10,635,079
1.63%, 8/15/2029 (a)	15,701,400	15,308,865
1.75%, 1/31/2023	4,503,000	4,521,997
1.75%, 5/15/2023	13,864,600	13,918,759
1.75%, 6/30/2024	11,260,200	11,296,268
1.75%, 7/31/2024	9,946,700	9,979,338
1.75%, 12/31/2024	5,000,000	5,016,406
1.75%, 12/31/2026	4,250,000	4,230,078
1.75%, 11/15/2029	11,810,400	11,642,471
1.88%, 8/31/2024	6,445,100	6,500,991
1.88%, 6/30/2026	8,006,800	8,046,209
1.88%, 7/31/2026	6,624,700	6,653,683
2.00%, 2/15/2023	12,495,100	12,641,527
2.00%, 4/30/2024	5,879,500	5,960,343
2.00%, 5/31/2024	15,111,700	15,321,847
2.00%, 6/30/2024	6,088,700	6,172,895
2.00%, 2/15/2025	13,411,800	13,607,738
Security Description	Principal Amount	Value
2.00%, 8/15/2025	$ 10,777,300	$ 10,925,488
2.00%, 11/15/2026	14,970,300	15,143,394
2.13%, 11/30/2023	7,217,800	7,346,931
2.13%, 2/29/2024	8,776,100	8,938,595
2.13%, 3/31/2024	15,278,900	15,562,992
2.13%, 7/31/2024	7,441,500	7,586,260
2.13%, 9/30/2024	8,654,200	8,826,608
2.13%, 11/30/2024	6,090,500	6,215,165
2.13%, 5/15/2025	17,914,800	18,287,092
2.13%, 5/31/2026	8,829,800	9,007,086
2.25%, 12/31/2023	5,912,700	6,048,045
2.25%, 1/31/2024	6,060,400	6,201,020
2.25%, 4/30/2024	10,562,700	10,817,690
2.25%, 10/31/2024	6,217,400	6,380,121
2.25%, 11/15/2024	15,461,300	15,867,159
2.25%, 12/31/2024	7,713,100	7,919,184
2.25%, 11/15/2025	16,368,900	16,816,487
2.25%, 3/31/2026	7,649,800	7,860,767
2.25%, 2/15/2027	15,819,500	16,266,895
2.25%, 8/15/2027	13,970,800	14,370,278
2.25%, 11/15/2027	16,867,700	17,350,011
2.38%, 1/31/2023	1,930,800	1,974,846
2.38%, 2/29/2024	9,935,000	10,219,079
2.38%, 8/15/2024	13,110,300	13,512,827
2.38%, 4/30/2026	7,436,000	7,698,003
2.38%, 5/15/2027	13,212,300	13,705,697
2.38%, 5/15/2029	16,847,400	17,523,928
2.50%, 3/31/2023	8,878,100	9,125,022
2.50%, 8/15/2023	10,821,400	11,146,888
2.50%, 1/31/2024	9,428,900	9,740,496
2.50%, 5/15/2024	17,125,000	17,721,699
2.50%, 1/31/2025	6,297,900	6,545,388
2.50%, 2/28/2026	7,323,200	7,631,575
2.63%, 2/28/2023	8,136,800	8,389,168
2.63%, 6/30/2023	8,241,400	8,520,191
2.63%, 12/31/2023	11,365,900	11,790,345
2.63%, 3/31/2025	7,336,900	7,673,939
2.63%, 12/31/2025	8,156,400	8,554,662
2.63%, 1/31/2026	7,851,500	8,236,101
2.63%, 2/15/2029	18,692,100	19,822,388
2.75%, 4/30/2023	8,389,900	8,694,689
2.75%, 5/31/2023	9,674,000	10,031,485
2.75%, 7/31/2023	9,446,700	9,811,284
2.75%, 8/31/2023	7,724,600	8,027,549
2.75%, 11/15/2023	14,106,800	14,682,093
2.75%, 2/15/2024	12,058,500	12,578,523
2.75%, 2/28/2025	7,416,400	7,799,967
2.75%, 6/30/2025	6,878,300	7,245,859
2.75%, 8/31/2025	6,899,900	7,274,004
2.75%, 2/15/2028	13,769,400	14,681,623
2.88%, 9/30/2023	10,649,000	11,123,213
2.88%, 10/31/2023	9,200,300	9,617,189
2.88%, 11/30/2023	10,432,600	10,912,663
2.88%, 4/30/2025	6,648,100	7,039,715
2.88%, 5/31/2025	7,260,800	7,691,910

See accompanying notes to financial statements.
65

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 7/31/2025	$ 7,222,700	$ 7,659,448
2.88%, 11/30/2025	7,802,900	8,289,972
2.88%, 5/15/2028	17,800,700	19,174,692
2.88%, 8/15/2028	18,952,600	20,442,156
3.00%, 9/30/2025	7,307,700	7,806,108
3.00%, 10/31/2025	7,319,400	7,823,181
3.13%, 11/15/2028	16,875,600	18,571,070
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,021,994,850)		1,024,845,652
	Shares
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (b) (c)	1,397,523	1,397,523
State Street Navigator Securities Lending Portfolio II (d) (e)	33,389,775	33,389,775
TOTAL SHORT-TERM INVESTMENTS (Cost $34,787,298)		34,787,298
TOTAL INVESTMENTS — 102.8% (Cost $1,056,782,148)		1,059,632,950
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(29,047,444)
NET ASSETS — 100.0%		$ 1,030,585,506

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$ —	$1,024,845,652	$—	$1,024,845,652
Short-Term Investments	34,787,298	—	—	34,787,298
TOTAL INVESTMENTS	$34,787,298	$1,024,845,652	$—	$1,059,632,950
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	207,279	$ 207,279	$ 15,457,454	$ 14,267,210	$—	$—	1,397,523	$ 1,397,523	$13,263
State Street Navigator Securities Lending Portfolio II	—	—	167,482,696	134,092,921	—	—	33,389,775	33,389,775	22,240
State Street Navigator Securities Lending Portfolio III	9,073,350	9,073,350	147,172,605	156,245,955	—	—	—	—	19,781
Total		$9,280,629	$330,112,755	$304,606,086	$—	$—		$34,787,298	$55,284
See accompanying notes to financial statements.
66

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.2%
ADVERTISING — 0.4%
Lamar Media Corp.:
5.00%, 5/1/2023	$ 61,000	$ 62,109
5.75%, 2/1/2026	48,000	50,933
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	100,000	90,610
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a)	34,000	34,605
5.00%, 8/15/2027 (a)	50,000	52,266
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	70,000	74,132
		364,655
AEROSPACE & DEFENSE — 2.3%
Arconic, Inc.:
5.13%, 10/1/2024	50,000	54,389
5.40%, 4/15/2021	75,000	77,255
5.87%, 2/23/2022	35,000	37,313
5.95%, 2/1/2037	50,000	55,402
6.75%, 1/15/2028	20,000	23,391
BBA US Holdings, Inc.:
4.00%, 3/1/2028 (a)	54,000	53,346
5.38%, 5/1/2026 (a)	50,000	52,763
Bombardier, Inc.:
6.13%, 1/15/2023 (a)	60,000	61,506
7.50%, 12/1/2024 (a)	50,000	52,625
7.50%, 3/15/2025 (a) (b)	200,000	206,388
7.88%, 4/15/2027 (a)	175,000	180,306
8.75%, 12/1/2021 (a)	100,000	109,690
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	2,000	2,143
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	50,000	54,876
Moog, Inc.:
4.25%, 12/15/2027 (a)	25,000	25,508
5.25%, 12/1/2022 (a)	56,000	56,766
Pioneer Holdings LLC/Pioneer Finance Corp. 9.00%, 11/1/2022 (a)	87,000	90,915
SSL Robotics LLC 9.75%, 12/31/2023 (a)	6,000	6,565
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	215,000	217,494
6.25%, 3/15/2026 (a)	240,000	260,227
6.50%, 7/15/2024	75,000	77,532
7.50%, 3/15/2027	88,000	96,358
6.50%, 5/15/2025	41,000	42,790
Triumph Group, Inc.:
6.25%, 9/15/2024 (a)	41,000	43,138
Security Description	Principal Amount	Value
7.75%, 8/15/2025	$ 30,000	$ 31,359
		1,970,045
AGRICULTURE — 0.3%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.50%, 12/15/2022 (a)	18,000	18,165
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	40,000	42,513
Pyxus International, Inc. 8.50%, 4/15/2021 (a)	73,000	71,002
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	65,000	63,985
10.50%, 11/1/2026 (a)	29,000	29,933
		225,598
AIRLINES — 0.3%
American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	60,000	62,971
United Airlines Holdings, Inc.:
5.00%, 2/1/2024	29,000	30,927
6.00%, 12/1/2020	52,000	53,653
Virgin Australia Holdings, Ltd. 7.88%, 10/15/2021 (a)	81,000	83,748
		231,299
APPAREL — 0.2%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	81,000	85,404
4.88%, 5/15/2026 (a)	15,000	15,868
Under Armour, Inc. 3.25%, 6/15/2026	10,000	9,787
William Carter Co. 5.63%, 3/15/2027 (a)	27,000	28,975
		140,034
AUTO MANUFACTURERS — 0.8%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	50,000	51,190
5.88%, 6/1/2029 (a)	23,000	25,326
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (b)	100,000	95,059
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	78,000	80,176
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	100,000	106,940
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	50,000	50,384
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	27,000	28,466
Navistar International Corp. 6.63%, 11/1/2025 (a)	100,000	102,300
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	125,000	121,285

See accompanying notes to financial statements.
67

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Wabash National Corp. 5.50%, 10/1/2025 (a)	$ 40,000	$ 39,914
		701,040
AUTO PARTS & EQUIPMENT — 1.5%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a)	100,000	89,681
Adient US LLC 7.00%, 5/15/2026 (a)	72,000	78,464
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	35,000	36,393
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025	25,000	26,031
6.63%, 10/15/2022	61,000	61,941
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	35,000	33,194
Dana Financing Luxembourg Sarl:
5.75%, 4/15/2025 (a)	70,000	73,356
6.50%, 6/1/2026 (a) (b)	20,000	21,355
Dana, Inc.:
5.38%, 11/15/2027	50,000	51,517
5.50%, 12/15/2024	44,000	45,322
Delphi Technologies PLC 5.00%, 10/1/2025 (a) (b)	49,000	45,300
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	25,000	25,937
5.00%, 5/31/2026 (b)	25,000	25,992
5.13%, 11/15/2023 (b)	60,000	60,987
IHO Verwaltungs GmbH PIK 6.38%, 5/15/2029 (a)	200,000	215,208
Meritor, Inc. 6.25%, 2/15/2024	50,000	51,211
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a)	89,000	96,182
8.50%, 5/15/2027 (a)	169,000	179,573
Tenneco, Inc. 5.00%, 7/15/2026 (b)	50,000	46,170
Titan International, Inc. 6.50%, 11/30/2023	25,000	21,313
		1,285,127
BANKS — 1.6%
Barclays Bank PLC 3 Month USD LIBOR + 1.55%, 6.28%, 12/15/2034 (c)	40,000	46,153
CIT Group, Inc.:
4.13%, 3/9/2021	37,000	37,722
5.00%, 8/15/2022	130,000	137,853
5.25%, 3/7/2025	35,000	38,724
Deutsche Bank AG:
4.50%, 4/1/2025	103,000	102,830
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	100,000	94,120
Freedom Mortgage Corp.:
Security Description	Principal Amount	Value
8.13%, 11/15/2024 (a) (b)	$ 64,000	$ 62,998
8.25%, 4/15/2025 (a)	100,000	98,353
10.75%, 4/1/2024 (a)	25,000	25,996
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	200,000	209,356
5.71%, 1/15/2026 (a)	200,000	216,732
Popular, Inc. 6.13%, 9/14/2023	6,000	6,455
RBS Capital Trust II 3 Month USD LIBOR + 1.94%, 6.43%, 1/3/2034 (c)	48,000	67,526
Synovus Financial Corp.:
3 Month USD LIBOR + 4.18%, 5.75%, 12/15/2025 (c)	10,000	10,274
5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	12,000	12,825
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	200,000	208,590
		1,376,507
BUILDING MATERIALS — 0.7%
Cornerstone Building Brands, Inc. 8.00%, 4/15/2026 (a)	40,000	41,746
Griffon Corp. 5.25%, 3/1/2022	90,000	90,446
Louisiana-Pacific Corp. 4.88%, 9/15/2024	25,000	25,831
Masonite International Corp. 5.38%, 2/1/2028 (a)	48,000	50,854
Norbord, Inc. 6.25%, 4/15/2023 (a)	29,000	31,028
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	63,000	64,607
5.00%, 2/15/2027 (a)	80,000	83,499
5.38%, 11/15/2024 (a)	120,000	123,301
5.50%, 2/15/2023 (a)	20,000	20,325
6.00%, 10/15/2025 (a)	50,000	52,695
		584,332
CHEMICALS — 2.5%
Ashland LLC:
4.75%, 8/15/2022	25,000	26,230
6.88%, 5/15/2043	48,000	55,037
Avantor, Inc. 9.00%, 10/1/2025 (a)	150,000	167,872
Blue Cube Spinco LLC:
9.75%, 10/15/2023	25,000	26,932
10.00%, 10/15/2025	56,000	61,980
CF Industries, Inc.:
4.95%, 6/1/2043	75,000	78,479
5.15%, 3/15/2034	50,000	56,207
5.38%, 3/15/2044	50,000	54,542
Chemours Co.:
5.38%, 5/15/2027	50,000	44,556
6.63%, 5/15/2023	105,000	105,780

See accompanying notes to financial statements.
68

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 5/15/2025 (b)	$ 90,000	$ 90,595
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	75,000	69,750
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	69,000	72,248
Ingevity Corp. 4.50%, 2/1/2026 (a)	25,000	25,344
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a)	17,000	17,455
Neon Holdings, Inc. 10.13%, 4/1/2026 (a)	50,000	49,637
NOVA Chemicals Corp.:
4.88%, 6/1/2024 (a)	80,000	82,481
5.00%, 5/1/2025 (a)	125,000	128,284
5.25%, 8/1/2023 (a)	30,000	30,635
Olin Corp.:
5.00%, 2/1/2030	25,000	25,376
5.63%, 8/1/2029	62,000	65,564
PolyOne Corp. 5.25%, 3/15/2023	48,000	51,798
PQ Corp. 6.75%, 11/15/2022 (a)	75,000	77,671
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a) (b)	41,000	30,859
SPCM SA 4.88%, 9/15/2025 (a)	35,000	36,463
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	150,000	159,120
TPC Group, Inc. 10.50%, 8/1/2024 (a)	88,000	88,589
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	50,000	50,123
Tronox Finance PLC 5.75%, 10/1/2025 (a)	27,000	27,495
Tronox, Inc. 6.50%, 4/15/2026 (a)	50,000	51,569
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	9,000	9,388
Valvoline, Inc. 5.50%, 7/15/2024	50,000	52,000
WR Grace & Co-Conn:
5.13%, 10/1/2021 (a)	50,000	52,093
5.63%, 10/1/2024 (a)	39,000	43,075
		2,065,227
COAL — 0.5%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a) (b)	155,000	140,814
CONSOL Energy, Inc. 11.00%, 11/15/2025 (a)	50,000	42,491
Peabody Energy Corp.:
Security Description	Principal Amount	Value
6.00%, 3/31/2022 (a) (b)	$ 50,000	$ 49,076
6.38%, 3/31/2025 (a)	50,000	45,947
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	48,054
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a) (b)	109,000	111,042
		437,424
COMMERCIAL SERVICES — 3.4%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	64,000	54,725
ADT Security Corp. 4.88%, 7/15/2032 (a) (b)	76,000	69,731
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	50,000	39,688
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	200,000	194,898
AMN Healthcare, Inc.:
4.63%, 10/1/2027 (a)	75,000	75,291
5.13%, 10/1/2024 (a)	30,000	31,149
APTIM Corp. 7.75%, 6/15/2025 (a)	50,000	30,125
ASGN, Inc. 4.63%, 5/15/2028 (a)	35,000	35,955
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a) (b)	50,000	51,555
5.75%, 7/15/2027 (a)	25,000	26,125
Brink's Co. 4.63%, 10/15/2027 (a)	25,000	25,781
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a)	30,000	31,132
Carriage Services, Inc. 6.63%, 6/1/2026 (a)	71,000	75,594
Cimpress NV 7.00%, 6/15/2026 (a)	50,000	53,401
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	30,000	32,768
8.25%, 11/15/2026 (a)	130,000	146,468
Flexi-Van Leasing, Inc. 10.00%, 2/15/2023 (a)	18,000	17,100
GW B-CR Security Corp. 9.50%, 11/1/2027 (a)	49,000	52,307
Harsco Corp. 5.75%, 7/31/2027 (a)	55,000	58,629
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	45,000	47,534
Hertz Corp.:
6.00%, 1/15/2028 (a)	85,000	85,224
6.25%, 10/15/2022	102,000	103,295
7.63%, 6/1/2022 (a)	28,000	29,110

See accompanying notes to financial statements.
69

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	$ 30,000	$ 31,009
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	100,000	97,192
Nielsen Co. Luxembourg Sarl 5.00%, 2/1/2025 (a) (b)	50,000	51,590
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	193,000	194,015
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	70,000	74,222
5.75%, 4/15/2026 (a)	92,000	100,067
RR Donnelley & Sons Co. 6.00%, 4/1/2024	5,000	5,152
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	50,000	51,843
Sotheby's 7.38%, 10/15/2027 (a) (b)	200,000	203,094
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	75,000	50,308
Tms International Holding Corp. 7.25%, 8/15/2025 (a)	80,000	72,346
United Rentals North America, Inc.:
3.88%, 11/15/2027	33,000	33,665
4.63%, 10/15/2025	25,000	25,754
4.88%, 1/15/2028	100,000	104,182
5.25%, 1/15/2030	42,000	45,201
5.50%, 7/15/2025	75,000	78,062
5.50%, 5/15/2027	50,000	53,638
5.88%, 9/15/2026	25,000	26,853
6.50%, 12/15/2026	75,000	82,537
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	55,000	60,288
WEX, Inc. 4.75%, 2/1/2023 (a)	23,000	23,221
		2,831,824
COMPUTERS — 1.2%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	100,000	101,467
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	65,000	66,023
7.13%, 6/15/2024 (a)	200,000	211,354
Dell, Inc. 6.50%, 4/15/2038	25,000	27,053
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	25,000	24,170
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	85,000	34,425
Harland Clarke Holdings Corp.:
6.88%, 3/1/2020 (a)	63,000	63,059
9.25%, 3/1/2021 (a) (b)	92,000	90,867
Security Description	Principal Amount	Value
NCR Corp.:
5.00%, 7/15/2022	$ 50,000	$ 50,517
5.75%, 9/1/2027 (a)	45,000	47,962
6.13%, 9/1/2029 (a)	45,000	48,859
6.38%, 12/15/2023 (b)	50,000	51,274
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	37,000	38,230
Western Digital Corp. 4.75%, 2/15/2026 (b)	155,000	161,707
		1,016,967
CONSTRUCTION MATERIALS — 0.3%
CPG Merger Sub LLC 8.00%, 10/1/2021 (a)	60,000	60,141
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	26,000	26,722
4.88%, 12/15/2027 (a)	75,000	76,627
Norbord, Inc. 5.75%, 7/15/2027 (a) (b)	25,000	25,986
Patrick Industries, Inc. 7.50%, 10/15/2027 (a)	25,000	26,716
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	20,000	21,415
		237,607
COSMETICS/PERSONAL CARE — 0.4%
Avon International Capital PLC 6.50%, 8/15/2022 (a)	51,000	53,078
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	125,000	130,236
Avon Products, Inc. 7.00%, 3/15/2023	57,000	62,151
Edgewell Personal Care Co. 4.70%, 5/19/2021	50,000	51,225
		296,690
DISTRIBUTION & WHOLESALE — 1.1%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	43,000	43,646
5.88%, 5/15/2026 (a)	60,000	63,714
Anixter, Inc.:
5.13%, 10/1/2021	125,000	130,147
6.00%, 12/1/2025	25,000	25,977
Core & Main L.P. 6.13%, 8/15/2025 (a) (b)	10,000	10,425
Global Partners L.P./GLP Finance Corp. 7.00%, 6/15/2023	32,000	33,001
H&E Equipment Services, Inc. 5.63%, 9/1/2025	55,000	57,786
HD Supply, Inc. 5.38%, 10/15/2026 (a)	55,000	58,429

See accompanying notes to financial statements.
70

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
IAA, Inc. 5.50%, 6/15/2027 (a)	$ 26,000	$ 27,792
LKQ Corp. 4.75%, 5/15/2023	50,000	50,800
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	211,000	225,253
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	50,000	51,906
9.00%, 11/15/2026 (a)	75,000	78,603
13.13%, 11/15/2027 (a)	50,000	51,443
		908,922
DIVERSIFIED FINANCIAL SERVICES — 2.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	50,000	53,714
9.75%, 7/15/2027 (a)	74,000	79,118
Ally Financial, Inc. 5.75%, 11/20/2025	75,000	84,115
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	49,000	32,565
Credit Acceptance Corp.:
5.13%, 12/31/2024 (a)	35,000	36,398
7.38%, 3/15/2023	5,000	5,142
Enova International, Inc. 8.50%, 9/1/2024 (a)	9,000	8,570
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	100,000	104,342
goeasy, Ltd. 5.38%, 12/1/2024 (a)	24,000	24,476
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027 (a)	68,000	69,800
6.25%, 5/15/2026	65,000	69,341
6.38%, 12/15/2025	50,000	52,789
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	200,000	205,470
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.88%, 8/1/2021 (a)	70,000	71,087
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	50,000	52,386
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	125,000	132,616
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021	29,000	29,072
Navient Corp.:
5.00%, 10/26/2020	25,000	25,444
5.50%, 1/25/2023	75,000	79,906
6.50%, 6/15/2022	75,000	81,556
6.63%, 7/26/2021	60,000	63,452
6.75%, 6/25/2025 (b)	50,000	55,405
6.75%, 6/15/2026 (b)	55,000	60,480
Security Description	Principal Amount	Value
7.25%, 9/25/2023	$ 25,000	$ 28,279
Series MTN, 6.13%, 3/25/2024	110,000	119,161
Series MTN, 7.25%, 1/25/2022	10,000	10,873
Ocwen Loan Servicing LLC 8.38%, 11/15/2022 (a)	8,000	6,951
Quicken Loans, Inc. 5.75%, 5/1/2025 (a)	100,000	103,578
Springleaf Finance Corp.:
5.38%, 11/15/2029	30,000	31,325
5.63%, 3/15/2023	65,000	69,959
6.13%, 5/15/2022	66,000	71,100
6.13%, 3/15/2024	119,000	130,514
6.88%, 3/15/2025	75,000	85,369
7.13%, 3/15/2026	100,000	115,705
7.75%, 10/1/2021	50,000	54,227
8.25%, 10/1/2023	10,000	11,641
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	27,000	24,599
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	23,000	23,655
Wand Merger Corp. 9.13%, 7/15/2026 (a)	50,000	55,415
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a)	30,000	26,720
		2,446,315
ELECTRIC — 2.5%
AES Corp.:
4.00%, 3/15/2021	50,000	50,795
4.50%, 3/15/2023	72,000	73,800
5.13%, 9/1/2027	50,000	53,362
5.50%, 4/15/2025	50,000	51,698
6.00%, 5/15/2026	50,000	53,325
Calpine Corp.:
4.50%, 2/15/2028 (a)	69,000	69,908
5.13%, 3/15/2028 (a)	97,000	99,175
5.25%, 6/1/2026 (a)	130,000	135,479
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a)	19,000	19,335
5.00%, 9/15/2026	25,000	25,808
DPL, Inc.:
4.35%, 4/15/2029 (a) (b)	25,000	24,165
7.25%, 10/15/2021	25,000	26,315
Drax Finco PLC 6.63%, 11/1/2025 (a)	200,000	212,604
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	76,000	86,430
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	100,000	100,681
4.25%, 7/15/2024 (a)	35,000	36,413

See accompanying notes to financial statements.
71

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 9/15/2024 (a)	$ 49,000	$ 50,999
4.50%, 9/15/2027 (a)	38,000	39,666
NRG Energy, Inc.:
5.25%, 6/15/2029 (a)	50,000	54,223
5.75%, 1/15/2028	75,000	81,739
6.63%, 1/15/2027	100,000	108,768
7.25%, 5/15/2026	50,000	54,625
Talen Energy Supply LLC:
6.50%, 6/1/2025	172,000	146,737
10.50%, 1/15/2026 (a)	75,000	71,388
TransAlta Corp. 6.50%, 3/15/2040	50,000	50,393
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	72,000	75,353
5.50%, 9/1/2026 (a)	80,000	84,868
5.63%, 2/15/2027 (a)	130,000	137,047
		2,075,099
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
Energizer Holdings, Inc.:
6.38%, 7/15/2026 (a)	75,000	80,103
7.75%, 1/15/2027 (a)	40,000	44,731
EnerSys:
4.38%, 12/15/2027 (a)	50,000	49,575
5.00%, 4/30/2023 (a)	44,000	46,114
WESCO Distribution, Inc. 5.38%, 6/15/2024	113,000	117,103
		337,626
ELECTRONICS — 0.8%
ADT Security Corp.:
3.50%, 7/15/2022	75,000	76,392
6.25%, 10/15/2021	50,000	53,134
APX Group, Inc.:
7.63%, 9/1/2023 (b)	25,000	23,673
7.88%, 12/1/2022 (b)	71,000	71,690
8.75%, 12/1/2020 (b)	42,000	42,027
Ingram Micro, Inc.:
5.00%, 8/10/2022	50,000	51,433
5.45%, 12/15/2024	35,000	36,785
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	40,000	42,662
5.63%, 11/1/2024 (a)	40,000	44,554
Sensata Technologies, Inc. 4.38%, 2/15/2030	175,000	178,637
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	8,000	8,295
		629,282
ENERGY-ALTERNATE SOURCES — 0.2%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	27,000	28,915
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	50,000	51,488
Security Description	Principal Amount	Value
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	$ 44,000	$ 45,351
4.75%, 1/15/2030 (a)	59,000	60,227
		185,981
ENGINEERING & CONSTRUCTION — 0.6%
AECOM:
5.13%, 3/15/2027	100,000	107,497
5.88%, 10/15/2024	88,000	97,572
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	100,000	102,293
MasTec, Inc. 4.88%, 3/15/2023	106,000	107,232
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	14,000	14,673
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	79,000	76,542
		505,809
ENTERTAINMENT — 1.7%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	77,000	71,231
5.88%, 11/15/2026	62,000	55,934
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	30,000	32,328
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	50,000	51,351
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	32,000	33,922
Cinemark USA, Inc. 4.88%, 6/1/2023	50,000	50,960
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	80,000	82,854
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	10,000	10,500
Eldorado Resorts, Inc. 6.00%, 4/1/2025	100,000	105,111
Enterprise Development Authority 12.00%, 7/15/2024 (a)	20,000	22,932
International Game Technology PLC 6.50%, 2/15/2025 (a)	150,000	168,760
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	50,000	53,000
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	75,000	78,246
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	67,000	69,341
5.63%, 3/15/2026 (a)	25,000	26,640
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	50,000	51,091
Scientific Games International, Inc.:
6.63%, 5/15/2021	72,000	72,941

See accompanying notes to financial statements.
72

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.00%, 5/15/2028 (a)	$ 14,000	$ 15,023
7.25%, 11/15/2029 (a)	14,000	15,205
8.25%, 3/15/2026 (a)	150,000	165,342
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	65,000	67,385
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	60,000	64,952
WMG Acquisition Corp. 5.00%, 8/1/2023 (a)	25,000	25,565
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a)	62,000	66,646
		1,457,260
ENVIRONMENTAL CONTROL — 0.5%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	5,000	5,217
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	35,000	36,964
Covanta Holding Corp. 5.88%, 7/1/2025	31,000	32,714
GFL Environmental, Inc.:
5.13%, 12/15/2026 (a)	11,000	11,597
5.38%, 3/1/2023 (a)	47,000	48,297
7.00%, 6/1/2026 (a)	26,000	27,459
8.50%, 5/1/2027 (a)	48,000	52,587
Stericycle, Inc. 5.38%, 7/15/2024 (a)	65,000	68,453
Tervita Corp. 7.63%, 12/1/2021 (a)	75,000	75,669
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	52,000	54,225
		413,182
FOOD — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
4.63%, 1/15/2027 (a)	60,000	60,001
5.75%, 3/15/2025	25,000	25,936
6.63%, 6/15/2024	75,000	78,558
7.50%, 3/15/2026 (a)	50,000	56,198
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	100,000	103,068
5.25%, 9/15/2027	82,000	82,653
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	55,000	55,570
Clearwater Seafoods, Inc. 6.88%, 5/1/2025 (a)	58,000	60,886
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	49,000	47,425
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	90,000	45,255
H-Food Holdings LLC/Hearthside Finance Co., Inc. 8.50%, 6/1/2026 (a)	30,000	28,079
Security Description	Principal Amount	Value
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	$ 50,000	$ 53,055
4.88%, 11/1/2026 (a)	65,000	69,084
New Albertsons L.P. 8.00%, 5/1/2031	10,000	10,360
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	75,000	77,656
5.88%, 9/30/2027 (a)	50,000	54,059
Post Holdings, Inc.:
5.00%, 8/15/2026 (a)	200,000	211,950
5.50%, 3/1/2025 (a)	50,000	52,445
5.50%, 12/15/2029 (a)	80,000	85,405
5.75%, 3/1/2027 (a)	50,000	53,802
Safeway, Inc. 7.25%, 2/1/2031	35,000	36,974
Simmons Foods, Inc. 5.75%, 11/1/2024 (a) (b)	125,000	125,820
		1,474,239
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026	25,000	25,984
5.00%, 4/1/2025 (a)	200,000	209,022
5.13%, 1/15/2024	20,000	20,525
		255,531
FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp.:
4.50%, 2/1/2023 (b)	25,000	25,039
5.38%, 2/1/2025 (a) (b)	25,000	24,882
Mercer International, Inc.:
5.50%, 1/15/2026	46,000	47,122
6.50%, 2/1/2024	50,000	51,853
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	25,000	26,987
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	15,000	18,461
		194,344
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	51,000	55,107
5.63%, 5/20/2024	40,000	43,218
5.75%, 5/20/2027	25,000	27,480
5.88%, 8/20/2026	60,000	66,182
NGL Energy Partners L.P./NGL Energy Finance Corp. 6.13%, 3/1/2025	46,000	43,343
		235,330

See accompanying notes to financial statements.
73

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a) (b)	$ 18,000	$ 16,134
Colfax Corp. 6.00%, 2/15/2024 (a)	65,000	69,251
		85,385
HEALTH CARE PRODUCTS — 0.3%
Avantor, Inc. 6.00%, 10/1/2024 (a)	60,000	64,021
Hologic, Inc.:
4.38%, 10/15/2025 (a)	65,000	67,214
4.63%, 2/1/2028 (a)	25,000	26,500
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a)	80,000	79,630
Teleflex, Inc. 4.88%, 6/1/2026	27,000	28,310
		265,675
HEALTH CARE SERVICES — 5.7%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/2023	50,000	50,870
6.50%, 3/1/2024	105,000	108,909
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	35,000	35,755
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	35,000	36,729
Centene Corp.:
4.25%, 12/15/2027 (a)	80,000	82,386
4.63%, 12/15/2029 (a)	83,000	87,406
4.75%, 5/15/2022	100,000	102,206
6.13%, 2/15/2024	147,000	152,439
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	37,000	37,730
5.50%, 4/1/2026 (a)	30,000	32,326
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	400,000	405,844
6.88%, 2/1/2022	225,000	180,360
6.88%, 4/1/2028 (a)	88,000	51,146
8.00%, 3/15/2026 (a)	200,000	207,436
8.00%, 12/15/2027 (a)	36,000	36,381
9.88%, 6/30/2023 (a) (b) (d)	150,000	128,826
DaVita, Inc.:
5.00%, 5/1/2025	150,000	154,258
5.13%, 7/15/2024	200,000	205,130
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	75,000	76,103
Encompass Health Corp.:
4.50%, 2/1/2028	39,000	40,436
Security Description	Principal Amount	Value
4.75%, 2/1/2030	$ 46,000	$ 47,818
5.13%, 3/15/2023	24,000	24,431
5.75%, 9/15/2025	26,000	27,325
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	125,000	78,160
HCA, Inc.:
5.38%, 2/1/2025	200,000	221,376
5.38%, 9/1/2026	60,000	66,931
5.63%, 9/1/2028	100,000	114,057
5.88%, 5/1/2023	218,000	240,668
5.88%, 2/15/2026	125,000	142,371
5.88%, 2/1/2029 (b)	65,000	75,133
7.69%, 6/15/2025	25,000	30,087
Magellan Health, Inc. 4.90%, 9/22/2024	50,000	51,602
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	60,000	61,525
6.25%, 1/15/2027 (a)	80,000	82,026
One Call Corp. 10.00%, 10/1/2024 (a)	3,000	2,715
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	80,000	74,414
Quorum Health Corp. 11.63%, 4/15/2023 (b)	36,000	30,723
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	50,000	53,082
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	125,000	141,472
Select Medical Corp. 6.25%, 8/15/2026 (a)	51,000	55,197
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a)	40,000	43,837
Tenet Healthcare Corp.:
4.63%, 7/15/2024	125,000	128,439
6.25%, 2/1/2027 (a)	150,000	161,872
6.75%, 6/15/2023	300,000	329,856
7.00%, 8/1/2025	50,000	52,821
8.13%, 4/1/2022	180,000	198,997
WellCare Health Plans, Inc. 5.38%, 8/15/2026 (a)	65,000	69,360
		4,818,971
HOLDING COMPANIES-DIVERSIFIED — 0.2%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	54,000	51,833
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	80,000	76,590
		128,423

See accompanying notes to financial statements.
74

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
HOME BUILDERS — 3.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.75%, 8/1/2025 (a)	$ 25,000	$ 25,513
9.88%, 4/1/2027 (a)	65,000	73,308
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	24,000	24,215
6.75%, 3/15/2025	50,000	52,642
7.25%, 10/15/2029 (a)	25,000	26,719
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
6.13%, 7/1/2022 (a)	90,000	91,427
6.25%, 9/15/2027 (a)	56,000	59,389
6.38%, 5/15/2025 (a)	30,000	31,236
Century Communities, Inc.:
5.88%, 7/15/2025	32,000	33,407
6.75%, 6/1/2027 (a)	106,000	113,602
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	70,000	76,203
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	100,000	106,871
K Hovnanian Enterprises, Inc. 10.50%, 7/15/2024 (a)	29,000	20,367
KB Home:
4.80%, 11/15/2029	25,000	25,588
6.88%, 6/15/2027	50,000	58,073
7.00%, 12/15/2021	30,000	32,260
Lennar Corp.:
4.13%, 1/15/2022	50,000	51,326
4.50%, 4/30/2024	50,000	52,931
4.75%, 4/1/2021	25,000	25,622
4.75%, 11/15/2022	20,000	21,038
4.75%, 5/30/2025	25,000	26,939
4.88%, 12/15/2023	10,000	10,713
5.25%, 6/1/2026	24,000	26,319
5.88%, 11/15/2024	50,000	56,006
6.25%, 12/15/2021	50,000	52,574
6.63%, 5/1/2020	20,000	20,299
8.38%, 1/15/2021	6,000	6,360
M/I Homes, Inc.:
5.63%, 8/1/2025	20,000	21,003
6.75%, 1/15/2021	67,000	67,327
Mattamy Group Corp.:
5.25%, 12/15/2027 (a)	31,000	32,364
6.50%, 10/1/2025 (a)	50,000	53,318
MDC Holdings, Inc.:
5.50%, 1/15/2024	14,000	15,256
6.00%, 1/15/2043	30,000	31,266
Meritage Homes Corp.:
6.00%, 6/1/2025	127,000	142,163
7.00%, 4/1/2022	20,000	21,819
New Home Co., Inc. 7.25%, 4/1/2022	25,000	24,441
PulteGroup, Inc.:
5.00%, 1/15/2027	75,000	81,747
Security Description	Principal Amount	Value
5.50%, 3/1/2026	$ 50,000	$ 55,847
6.00%, 2/15/2035	15,000	16,767
6.38%, 5/15/2033	25,000	29,255
7.88%, 6/15/2032	10,000	12,865
Shea Homes L.P./Shea Homes Funding Corp.:
5.88%, 4/1/2023 (a)	150,000	152,850
6.13%, 4/1/2025 (a)	142,000	146,760
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	100,000	109,059
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.88%, 4/15/2023 (a)	100,000	107,973
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	64,000	66,832
4.38%, 4/15/2023	25,000	26,206
4.88%, 11/15/2025	25,000	27,303
5.63%, 1/15/2024	29,000	31,852
TRI Pointe Group, Inc.:
4.88%, 7/1/2021	2,000	2,055
5.25%, 6/1/2027	23,000	24,091
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	25,000	27,223
William Lyon Homes, Inc.:
5.88%, 1/31/2025	75,000	77,034
6.00%, 9/1/2023	36,000	37,620
6.63%, 7/15/2027 (a)	5,000	5,400
7.00%, 8/15/2022	2,000	2,002
Williams Scotsman International, Inc. 7.88%, 12/15/2022 (a)	54,000	56,332
		2,706,977
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026	39,000	41,124
HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	50,000	52,088
Central Garden & Pet Co. 5.13%, 2/1/2028	75,000	77,701
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	75,000	71,449
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	25,000	26,191
Spectrum Brands, Inc.:
5.75%, 7/15/2025	75,000	78,490
6.13%, 12/15/2024	25,000	25,828
		331,747
HOUSEWARES — 0.3%
American Greetings Corp. 8.75%, 4/15/2025 (a)	20,000	18,290

See accompanying notes to financial statements.
75

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Newell Brands, Inc. 4.20%, 4/1/2026	$ 200,000	$ 208,432
		226,722
INSURANCE — 0.9%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	50,000	48,393
8.13%, 2/15/2024 (a)	80,000	86,950
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	80,000	85,817
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	12,000	13,259
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (b) (c)	21,000	23,712
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	25,000	25,478
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	35,000	37,347
Genworth Holdings, Inc.:
6.50%, 6/15/2034	25,000	24,411
7.63%, 9/24/2021 (b)	200,000	210,910
4.80%, 2/15/2024	20,000	19,562
4.90%, 8/15/2023	40,000	39,400
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	30,000	31,174
HUB International, Ltd. 7.00%, 5/1/2026 (a)	75,000	79,568
MBIA, Inc. 6.40%, 8/15/2022	1,000	1,013
MGIC Investment Corp. 5.75%, 8/15/2023	12,000	13,314
Radian Group, Inc.:
4.50%, 10/1/2024	580	615
4.88%, 3/15/2027	25,000	26,333
USI, Inc. 6.88%, 5/1/2025 (a)	10,000	10,200
		777,456
INTERNET — 1.7%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	28,000	29,426
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	29,000	27,176
Match Group, Inc.:
5.00%, 12/15/2027 (a)	39,000	40,700
6.38%, 6/1/2024	28,000	29,423
Netflix, Inc.:
4.88%, 4/15/2028	150,000	156,189
4.88%, 6/15/2030 (a)	43,000	43,724
5.38%, 11/15/2029 (a)	19,000	20,249
5.88%, 2/15/2025	35,000	39,125
Security Description	Principal Amount	Value
5.88%, 11/15/2028	$ 130,000	$ 144,254
6.38%, 5/15/2029	105,000	120,019
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	50,000	46,407
Symantec Corp.:
3.95%, 6/15/2022	25,000	25,461
5.00%, 4/15/2025 (a)	75,000	76,407
Twitter, Inc. 3.88%, 12/15/2027 (a)	33,000	33,041
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	75,000	77,057
VeriSign, Inc.:
4.63%, 5/1/2023	50,000	50,794
5.25%, 4/1/2025	56,000	61,789
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	100,000	102,035
6.00%, 4/1/2023	25,000	25,643
6.38%, 5/15/2025	228,000	235,615
		1,384,534
INVESTMENT COMPANY SECURITY — 0.6%
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	50,000	54,204
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	100,000	102,577
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024 (a)	94,000	96,818
5.88%, 2/1/2022	100,000	100,523
6.25%, 2/1/2022	100,000	102,107
6.75%, 2/1/2024	60,000	62,349
		518,578
IRON/STEEL — 0.9%
AK Steel Corp.:
6.38%, 10/15/2025	50,000	49,902
7.00%, 3/15/2027	25,240	25,446
7.63%, 10/1/2021	118,000	118,929
Allegheny Technologies, Inc.:
5.88%, 12/1/2027	75,000	78,571
7.88%, 8/15/2023	75,000	84,074
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a)	50,000	52,610
Carpenter Technology Corp. 4.45%, 3/1/2023	25,000	25,896
Cleveland-Cliffs, Inc.:
5.75%, 3/1/2025	93,000	91,904
5.88%, 6/1/2027 (a)	25,000	23,951
Commercial Metals Co. 4.88%, 5/15/2023	36,000	37,529
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	43,000	47,173
United States Steel Corp.:
6.25%, 3/15/2026 (b)	40,000	34,258

See accompanying notes to financial statements.
76

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 8/15/2025	$ 60,000	$ 56,107
		726,350
IT SERVICES — 0.0% (e)
Dell, Inc. 5.40%, 9/10/2040 (b)	16,000	16,125
LEISURE TIME — 0.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a)	50,000	22,544
Carlson Travel, Inc. 6.75%, 12/15/2023 (a)	50,000	51,170
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a)	45,000	39,404
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	18,000	18,264
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	50,000	51,368
5.38%, 4/15/2023 (a)	50,000	51,282
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	50,000	53,452
6.25%, 5/15/2025 (a)	15,000	15,629
Vista Outdoor, Inc. 5.88%, 10/1/2023	21,000	20,096
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	50,000	52,461
		375,670
LODGING — 2.3%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (a)	75,000	77,931
6.38%, 4/1/2026	65,000	70,040
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	75,000	77,204
10.75%, 9/1/2024 (a)	50,000	52,409
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	50,000	51,007
4.88%, 1/15/2030	80,000	84,895
5.13%, 5/1/2026	95,000	100,166
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024 (b)	96,000	103,692
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. 10.25%, 11/15/2022 (a)	54,000	56,964
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028 (a)	100,000	102,430
MGM Resorts International:
4.63%, 9/1/2026	50,000	52,838
5.50%, 4/15/2027	83,000	92,180
5.75%, 6/15/2025	180,000	201,562
6.00%, 3/15/2023	70,000	76,923
7.75%, 3/15/2022	65,000	72,630
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	11,000	10,986
Security Description	Principal Amount	Value
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	$ 75,000	$ 75,861
4.25%, 3/1/2022	8,000	8,207
4.63%, 3/1/2030 (a)	25,000	25,126
5.40%, 4/1/2024	18,000	19,070
5.63%, 3/1/2021	10,000	10,309
5.75%, 4/1/2027	35,000	38,012
6.35%, 10/1/2025	100,000	111,146
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	40,000	42,219
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	132,000	138,385
5.50%, 3/1/2025 (a)	150,000	161,193
Wynn Macau, Ltd. 5.13%, 12/15/2029 (a)	24,000	24,575
		1,937,960
MACHINERY, CONSTRUCTION & MINING — 0.1%
Vertiv Group Corp. 9.25%, 10/15/2024 (a)	100,000	107,531
MACHINERY-DIVERSIFIED — 0.4%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	45,000	44,856
Cloud Crane LLC 10.13%, 8/1/2024 (a)	10,000	10,513
SPX FLOW, Inc.:
5.63%, 8/15/2024 (a)	50,000	52,134
5.88%, 8/15/2026 (a)	61,000	64,573
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	125,000	123,979
		296,055
MEDIA — 9.7%
Altice Financing SA:
6.63%, 2/15/2023 (a)	225,000	229,068
7.50%, 5/15/2026 (a)	200,000	214,990
Altice Finco SA 7.63%, 2/15/2025 (a)	21,000	21,711
Altice Luxembourg SA 7.63%, 2/15/2025 (a) (b)	200,000	208,184
AMC Networks, Inc.:
4.75%, 12/15/2022	9,000	9,092
4.75%, 8/1/2025	100,000	100,613
5.00%, 4/1/2024	50,000	51,069
Block Communications, Inc. 6.88%, 2/15/2025 (a)	25,000	25,942
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	25,000	25,399
4.75%, 3/1/2030 (a)	284,000	289,652
5.00%, 2/1/2028 (a)	220,000	230,703
5.13%, 5/1/2023 (a)	50,000	51,169
5.13%, 5/1/2027 (a)	250,000	264,357

See accompanying notes to financial statements.
77

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 9/30/2022	$ 100,000	$ 101,318
5.38%, 6/1/2029 (a)	178,000	190,932
5.50%, 5/1/2026 (a)	100,000	105,196
5.75%, 9/1/2023	134,000	136,423
5.75%, 1/15/2024	8,000	8,160
5.75%, 2/15/2026 (a)	140,000	147,645
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	40,000	34,786
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	40,000	41,636
9.25%, 2/15/2024 (a)	113,000	125,309
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	200,000	205,404
5.75%, 1/15/2030 (a)	200,000	213,430
6.63%, 10/15/2025 (a)	350,000	372,897
10.88%, 10/15/2025 (a)	100,000	112,546
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a)	55,000	59,102
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	200,000	202,630
6.63%, 8/15/2027 (a) (b)	125,000	121,606
DISH DBS Corp.:
5.88%, 7/15/2022	150,000	159,342
5.88%, 11/15/2024	140,000	143,291
6.75%, 6/1/2021	130,000	136,803
7.75%, 7/1/2026 (b)	125,000	132,484
Entercom Media Corp.:
6.50%, 5/1/2027 (a)	45,000	48,123
7.25%, 11/1/2024 (a) (b)	64,000	67,477
EW Scripps Co. 5.13%, 5/15/2025 (a)	20,000	20,382
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	50,000	51,826
5.88%, 7/15/2026 (a) (b)	40,000	42,560
7.00%, 5/15/2027 (a)	70,000	77,993
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a)	41,000	41,984
6.38%, 5/1/2026	50,000	54,375
8.38%, 5/1/2027	100,000	110,341
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a)	100,000	93,264
Liberty Interactive LLC:
8.25%, 2/1/2030	36,000	35,673
8.50%, 7/15/2029	50,000	49,825
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a) (b)	157,000	136,504
Meredith Corp. 6.88%, 2/1/2026	50,000	51,994
Nexstar Broadcasting, Inc.:
5.63%, 8/1/2024 (a)	34,000	35,468
5.63%, 7/15/2027 (a)	157,000	165,626
Security Description	Principal Amount	Value
Radiate Holdco LLC/Radiate Finance, Inc.:
6.63%, 2/15/2025 (a) (b)	$ 40,000	$ 40,195
6.88%, 2/15/2023 (a)	136,000	139,034
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	35,000	36,649
Sinclair Television Group, Inc.:
5.13%, 2/15/2027 (a) (b)	138,000	141,571
5.50%, 3/1/2030 (a)	75,000	76,774
5.63%, 8/1/2024 (a)	84,000	86,534
Sirius XM Radio, Inc.:
4.63%, 7/15/2024 (a)	141,000	147,730
5.00%, 8/1/2027 (a)	140,000	147,944
5.38%, 4/15/2025 (a)	100,000	103,453
5.50%, 7/1/2029 (a)	138,000	149,337
TEGNA, Inc.:
5.00%, 9/15/2029 (a)	159,000	161,708
5.50%, 9/15/2024 (a) (b)	45,000	46,507
6.38%, 10/15/2023	40,000	41,259
Townsquare Media, Inc. 6.50%, 4/1/2023 (a)	35,000	35,493
Univision Communications, Inc.:
5.13%, 5/15/2023 (a)	97,000	96,937
5.13%, 2/15/2025 (a)	105,000	103,769
6.75%, 9/15/2022 (a)	25,000	25,332
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	200,000	205,688
Urban One, Inc. 7.38%, 4/15/2022 (a)	125,000	123,645
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	75,000	78,192
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	25,000	27,645
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	105,636
5.38%, 6/15/2024 (a)	125,000	137,455
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a)	150,000	159,033
Ziggo B.V. 5.50%, 1/15/2027 (a)	150,000	159,589
Ziggo Bond Co. B.V. 5.88%, 1/15/2025 (a)	53,000	54,607
		8,188,020
METAL FABRICATE & HARDWARE — 0.3%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	70,000	71,259
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	30,000	27,877
Novelis Corp. 5.88%, 9/30/2026 (a)	115,000	122,622
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	35,000	35,698

See accompanying notes to financial statements.
78

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	$ 26,000	$ 27,368
		284,824
MINING — 1.7%
Alcoa Nederland Holding B.V. 7.00%, 9/30/2026 (a)	200,000	218,318
Century Aluminum Co. 7.50%, 6/1/2021 (a)	27,000	26,299
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	35,000	37,053
Constellium SE 5.75%, 5/15/2024 (a)	116,000	119,464
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	78,000	80,014
4.75%, 5/15/2022 (a)	25,000	25,878
5.13%, 3/15/2023 (a)	35,000	36,960
5.13%, 5/15/2024 (a)	50,000	53,353
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	225,000	229,428
4.55%, 11/14/2024 (b)	100,000	105,890
5.40%, 11/14/2034	50,000	52,387
5.45%, 3/15/2043	105,000	108,755
Hecla Mining Co. 6.88%, 5/1/2021	50,000	49,886
Hudbay Minerals, Inc.:
7.25%, 1/15/2023 (a)	50,000	51,841
7.63%, 1/15/2025 (a)	50,000	52,730
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	29,000	29,731
New Gold, Inc. 6.25%, 11/15/2022 (a)	50,000	49,925
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	36,000	27,194
Novelis Corp. 6.25%, 8/15/2024 (a)	60,000	62,861
Taseko Mines, Ltd. 8.75%, 6/15/2022 (a)	34,000	28,225
		1,446,192
MISCELLANEOUS MANUFACTURER — 0.4%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	50,000	50,442
EnPro Industries, Inc. 5.75%, 10/15/2026	35,000	37,291
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp. 12.25%, 11/15/2026 (a)	50,000	52,139
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	50,000	50,835
Koppers, Inc. 6.00%, 2/15/2025 (a)	40,000	41,910
Security Description	Principal Amount	Value
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	$ 61,000	$ 62,868
		295,485
OFFICE & BUSINESS EQUIPMENT — 0.6%
CDW LLC/CDW Finance Corp.:
4.25%, 4/1/2028	83,000	87,124
5.50%, 12/1/2024	30,000	33,321
Pitney Bowes, Inc.:
4.13%, 10/1/2021	40,000	40,655
4.63%, 5/15/2022	30,000	30,199
4.63%, 3/15/2024 (b)	13,000	12,132
5.20%, 4/1/2023	75,000	73,780
Xerox Corp.:
3.50%, 8/20/2020	7,000	7,035
4.07%, 3/17/2022	50,000	51,041
4.13%, 3/15/2023	80,000	83,010
4.50%, 5/15/2021	50,000	51,277
4.80%, 3/1/2035	5,000	4,612
6.75%, 12/15/2039	50,000	52,755
		526,941
OIL & GAS — 7.1%
Aker BP ASA 6.00%, 7/1/2022 (a)	150,000	154,636
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	25,000	18,837
5.13%, 12/1/2022	100,000	89,493
5.38%, 11/1/2021	80,000	76,242
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	60,000	47,941
10.00%, 4/1/2022 (a)	68,000	67,581
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	5,000	4,262
Baytex Energy Corp. 5.63%, 6/1/2024 (a)	89,000	81,198
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	122,000	113,378
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	50,000	32,553
California Resources Corp. 8.00%, 12/15/2022 (a)	129,000	57,672
Callon Petroleum Co.:
6.13%, 10/1/2024	50,000	50,983
6.38%, 7/1/2026 (b)	23,000	23,358
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.63%, 1/15/2022 (b)	91,000	90,485
7.75%, 4/15/2023	10,000	9,995
11.00%, 4/15/2025 (a) (b)	44,000	48,093
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	50,000	50,761

See accompanying notes to financial statements.
79

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Centennial Resource Production LLC 6.88%, 4/1/2027 (a)	$ 74,000	$ 76,951
Chaparral Energy, Inc. 8.75%, 7/15/2023 (a)	4,000	1,776
Chesapeake Energy Corp.:
4.88%, 4/15/2022	25,000	19,820
5.38%, 6/15/2021	48,000	43,708
5.75%, 3/15/2023	7,000	4,736
7.00%, 10/1/2024	50,000	30,214
11.50%, 1/1/2025 (a) (b)	185,000	175,402
CNX Resources Corp.:
5.88%, 4/15/2022	50,000	50,004
7.25%, 3/14/2027 (a)	125,000	109,417
Comstock Resources, Inc. 9.75%, 8/15/2026	55,000	49,786
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	25,000	21,519
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	75,000	76,453
Denbury Resources, Inc.:
9.00%, 5/15/2021 (a)	40,000	39,091
9.25%, 3/31/2022 (a)	50,000	47,000
Diamond Offshore Drilling, Inc.:
3.45%, 11/1/2023	2,000	1,702
4.88%, 11/1/2043	64,000	34,912
5.70%, 10/15/2039	75,000	43,852
7.88%, 8/15/2025 (b)	30,000	26,069
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	50,000	51,523
5.75%, 1/30/2028 (a)	68,000	71,528
Energy Ventures Gom LLC/EnVen Finance Corp. 11.00%, 2/15/2023 (a)	22,000	21,565
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	58,000	54,668
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a) (f)	80,000	57,164
Extraction Oil & Gas, Inc.:
5.63%, 2/1/2026 (a)	50,000	29,850
7.38%, 5/15/2024 (a)	25,000	15,548
Global Marine, Inc. 7.00%, 6/1/2028	33,000	29,245
Gulfport Energy Corp.:
6.00%, 10/15/2024	50,000	35,556
6.38%, 5/15/2025	150,000	95,248
6.63%, 5/1/2023 (b)	21,000	17,672
HighPoint Operating Corp. 8.75%, 6/15/2025	55,000	50,006
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	55,000	53,260
6.25%, 11/1/2028 (a)	35,000	33,354
Security Description	Principal Amount	Value
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	$ 50,000	$ 47,302
Jagged Peak Energy LLC 5.88%, 5/1/2026	27,000	27,909
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	10,000	2,998
Laredo Petroleum, Inc. 5.63%, 1/15/2022	25,000	24,261
Lonestar Resources America, Inc. 11.25%, 1/1/2023 (a)	14,000	9,619
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	41,000	42,055
Matador Resources Co. 5.88%, 9/15/2026	30,000	30,196
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	50,000	50,173
6.50%, 1/15/2025 (a)	125,000	130,382
7.00%, 3/31/2024 (a) (b)	25,000	25,234
Montage Resources Corp. 8.88%, 7/15/2023	50,000	46,173
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	100,000	76,274
Murphy Oil Corp.:
5.75%, 8/15/2025	25,000	26,206
5.88%, 12/1/2027	42,000	43,891
5.88%, 12/1/2042	5,000	4,570
6.88%, 8/15/2024	75,000	79,129
Nabors Industries, Inc.:
4.63%, 9/15/2021	50,000	49,723
5.00%, 9/15/2020	12,000	12,091
5.50%, 1/15/2023 (b)	25,000	24,106
5.75%, 2/1/2025	60,000	54,026
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	100,000	99,731
Noble Holding International, Ltd.:
7.75%, 1/15/2024	50,000	26,951
7.88%, 2/1/2026 (a)	50,000	36,533
7.95%, 4/1/2025	15,000	7,635
8.95%, 4/1/2045	50,000	20,987
Northern Oil and Gas, Inc. PIK 8.50%, 5/15/2023	37,082	38,292
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a)	25,000	20,896
6.88%, 3/15/2022	125,000	121,417
6.88%, 1/15/2023 (b)	61,000	59,828
Pacific Drilling SA 8.38%, 10/1/2023 (a)	75,000	68,620
Parkland Fuel Corp. 5.88%, 7/15/2027 (a) (b)	38,000	40,776
Parsley Energy LLC/Parsley Finance Corp.:
5.25%, 8/15/2025 (a)	75,000	77,172
5.38%, 1/15/2025 (a)	75,000	77,272

See accompanying notes to financial statements.
80

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 6/1/2024 (a)	$ 55,000	$ 57,301
PBF Holding Co. LLC/PBF Finance Corp.:
7.00%, 11/15/2023	60,000	62,155
7.25%, 6/15/2025	45,000	48,130
PDC Energy, Inc.:
5.75%, 5/15/2026	50,000	49,781
6.13%, 9/15/2024	50,000	51,047
Precision Drilling Corp.:
7.13%, 1/15/2026 (a)	24,000	22,857
7.75%, 12/15/2023	100,000	99,650
Pride International LLC 7.88%, 8/15/2040	8,000	4,101
QEP Resources, Inc.:
5.25%, 5/1/2023	25,000	24,858
5.38%, 10/1/2022	35,000	35,292
6.88%, 3/1/2021	50,000	51,477
Range Resources Corp.:
5.00%, 8/15/2022 (b)	25,000	24,495
5.00%, 3/15/2023 (b)	21,000	19,351
5.75%, 6/1/2021	59,000	59,279
5.88%, 7/1/2022	61,000	60,410
Rowan Cos., Inc. 4.88%, 6/1/2022	35,000	26,319
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a)	50,000	50,375
6.75%, 5/1/2023 (a)	25,000	25,625
6.88%, 6/30/2023 (a)	50,000	51,415
SM Energy Co.:
5.00%, 1/15/2024	53,000	50,799
5.63%, 6/1/2025 (b)	50,000	47,419
6.13%, 11/15/2022	18,000	18,179
6.63%, 1/15/2027 (b)	44,000	43,215
Southwestern Energy Co.:
7.50%, 4/1/2026 (b)	59,000	54,612
7.75%, 10/1/2027 (b)	50,000	46,317
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	36,000	38,358
Series WI, 4.88%, 1/15/2023	75,000	76,817
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a)	6,000	36
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	44,500	45,462
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	66,750	68,574
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	41,000	41,693
Transocean, Inc.:
6.80%, 3/15/2038	75,000	53,257
7.50%, 1/15/2026 (a)	50,000	49,362
7.50%, 4/15/2031	75,000	58,274
9.00%, 7/15/2023 (a)	62,000	65,511
Ultra Resources, Inc. PIK 11.00%, 7/12/2024	16,413	2,372
Valaris PLC:
Security Description	Principal Amount	Value
5.75%, 10/1/2044	$ 50,000	$ 22,569
7.75%, 2/1/2026	121,000	68,325
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	39,000	19,110
9.75%, 4/15/2023 (a)	28,000	14,000
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	25,000	26,063
Whiting Petroleum Corp.:
5.75%, 3/15/2021	75,000	71,071
6.25%, 4/1/2023 (b)	55,000	46,293
6.63%, 1/15/2026	50,000	33,977
WPX Energy, Inc.:
5.25%, 9/15/2024	20,000	21,261
5.25%, 10/15/2027 (b)	50,000	52,687
5.75%, 6/1/2026	15,000	16,036
8.25%, 8/1/2023	35,000	40,286
		6,004,348
OIL & GAS SERVICES — 1.5%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	30,000	30,946
6.88%, 4/1/2027 (a)	56,000	59,332
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	73,000	29,565
CSI Compressco L.P./CSI Compressco Finance, Inc. 7.25%, 8/15/2022	32,000	29,430
Hi-Crush, Inc. 9.50%, 8/1/2026 (a)	40,000	18,828
KCA Deutag UK Finance PLC 9.63%, 4/1/2023 (a)	47,000	31,981
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	68,000	55,419
Oceaneering International, Inc.:
4.65%, 11/15/2024	35,000	34,321
6.00%, 2/1/2028	25,000	24,581
SESI LLC:
7.13%, 12/15/2021 (b)	25,000	21,393
7.75%, 9/15/2024	100,000	66,479
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	35,000	37,084
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	35,000	36,154
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	50,000	52,579
6.88%, 9/1/2027	35,000	36,574
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	675,000	732,517
		1,297,183

See accompanying notes to financial statements.
81

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PACKAGING & CONTAINERS — 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 2/15/2025 (a)	$ 200,000	$ 209,782
Ball Corp.:
4.88%, 3/15/2026	45,000	48,961
5.00%, 3/15/2022	50,000	52,845
5.25%, 7/1/2025	100,000	111,736
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	50,000	51,406
4.88%, 7/15/2026 (a)	92,000	97,105
5.63%, 7/15/2027 (a) (b)	48,000	51,724
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a) (b)	50,000	51,381
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	24,000	25,139
4.50%, 1/15/2023	65,000	68,617
4.75%, 2/1/2026	50,000	52,891
Flex Acquisition Co., Inc. 7.88%, 7/15/2026 (a) (b)	50,000	50,671
Graphic Packaging International, Inc. 4.88%, 11/15/2022 (b)	48,000	50,422
Greif, Inc. 6.50%, 3/1/2027 (a)	40,000	43,300
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (a)	3,000	3,164
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	65,000	69,200
10.50%, 7/15/2027 (a)	55,000	56,307
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	95,000	97,980
7.25%, 4/15/2025 (a) (b)	100,000	99,056
OI European Group B.V. 4.00%, 3/15/2023 (a)	37,000	37,468
Owens-Brockway Glass Container, Inc.:
5.88%, 8/15/2023 (a) (b)	50,000	53,469
6.38%, 8/15/2025 (a) (b)	25,000	27,378
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	125,000	107,665
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	130,000	133,204
7.00%, 7/15/2024 (a)	25,000	25,866
Sealed Air Corp.:
4.00%, 12/1/2027 (a)	50,000	50,710
5.13%, 12/1/2024 (a)	50,000	54,099
5.50%, 9/15/2025 (a)	25,000	27,552
6.88%, 7/15/2033 (a)	50,000	58,993
Silgan Holdings, Inc. 4.13%, 2/1/2028 (a)	200,000	200,510
Security Description	Principal Amount	Value
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a)	$ 200,000	$ 211,750
		2,280,351
PHARMACEUTICALS — 2.5%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	106,000	120,867
9.25%, 4/1/2026 (a)	25,000	28,730
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a)	106,000	108,987
5.25%, 1/30/2030 (a)	89,000	92,426
5.50%, 11/1/2025 (a)	39,000	40,760
5.88%, 5/15/2023 (a)	94,000	95,230
6.13%, 4/15/2025 (a)	215,000	222,480
6.50%, 3/15/2022 (a)	300,000	307,131
7.00%, 3/15/2024 (a)	225,000	234,729
7.00%, 1/15/2028 (a)	39,000	43,124
7.25%, 5/30/2029 (a)	39,000	44,524
9.00%, 12/15/2025 (a)	100,000	113,689
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (a)	27,000	27,943
Elanco Animal Health, Inc. Series WI, 4.27%, 8/28/2023	100,000	105,617
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a)	200,000	145,306
HLF Financing Sarl LLC/Herbalife International, Inc. 7.25%, 8/15/2026 (a)	60,000	63,604
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	75,000	80,969
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.75%, 8/1/2022 (a)	100,000	40,955
10.00%, 4/15/2025 (a)	31,000	24,288
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	5,000	5,453
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	127,000	126,865
		2,073,677
PIPELINES — 3.8%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	50,000	47,001
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	75,000	69,671
5.75%, 3/1/2027 (a)	45,000	39,612
5.75%, 1/15/2028 (a)	49,000	42,760
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	100,000	98,186
Buckeye Partners L.P.:
3.95%, 12/1/2026	100,000	96,603

See accompanying notes to financial statements.
82

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 7/1/2023	$ 50,000	$ 50,108
5.85%, 11/15/2043	50,000	44,935
3 Month USD LIBOR + 4.02%, 6.38%, 1/22/2078 (c)	50,000	36,970
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a)	92,000	94,506
5.25%, 10/1/2025	100,000	104,108
5.63%, 10/1/2026	70,000	74,031
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	25,000	23,027
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	50,000	50,747
6.25%, 4/1/2023	100,000	101,978
DCP Midstream Operating L.P.:
4.75%, 9/30/2021 (a)	30,000	30,853
4.95%, 4/1/2022	50,000	52,002
5.38%, 7/15/2025	55,000	59,836
5.60%, 4/1/2044	25,000	24,297
6.45%, 11/3/2036 (a)	50,000	52,577
6.75%, 9/15/2037 (a)	100,000	105,825
8.13%, 8/16/2030	25,000	30,663
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	3,000	2,781
Energy Transfer Operating L.P.:
Series A, 3 Month USD LIBOR + 4.03%, 6.25%, 2/15/2023 (c)	80,000	75,125
Series B, 3 Month USD LIBOR + 4.16%, 6.63%, 2/15/2028 (c)	1,000	940
EnLink Midstream LLC 5.38%, 6/1/2029	49,000	46,109
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	50,000	46,959
4.40%, 4/1/2024	50,000	48,502
4.85%, 7/15/2026	50,000	46,927
5.05%, 4/1/2045	50,000	39,532
5.45%, 6/1/2047	92,000	74,521
5.60%, 4/1/2044	12,000	9,723
Genesis Energy L.P./Genesis Energy Finance Corp. 5.63%, 6/15/2024	200,000	193,734
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	40,000	40,544
5.63%, 2/15/2026 (a)	75,000	78,363
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	75,000	75,364
NuStar Logistics L.P.:
4.80%, 9/1/2020	100,000	101,324
5.63%, 4/28/2027	40,000	41,120
6.00%, 6/1/2026	36,000	38,129
6.75%, 2/1/2021	16,000	16,610
Security Description	Principal Amount	Value
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	$ 40,000	$ 41,270
Plains All American Pipeline L.P. Series B, 3 Month USD LIBOR + 4.11%, 6.13%, 11/15/2022 (c)	100,000	94,040
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.50%, 8/15/2022	2,000	1,766
5.75%, 4/15/2025	65,000	49,596
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	51,000	50,935
5.50%, 9/15/2024 (a)	50,000	50,173
5.50%, 1/15/2028 (a)	50,000	48,956
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	16,000	16,170
5.00%, 1/15/2028	25,000	25,546
5.13%, 2/1/2025	30,000	31,142
5.25%, 5/1/2023	50,000	50,514
5.38%, 2/1/2027	50,000	51,931
5.50%, 3/1/2030 (a)	230,000	236,649
5.88%, 4/15/2026	100,000	106,440
6.50%, 7/15/2027 (a)	45,000	49,315
		3,211,046
REAL ESTATE — 0.9%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	74,000	74,622
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	48,000	49,823
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	50,000	52,320
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	120,000	119,153
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	159,000	163,360
Newmark Group, Inc. 6.13%, 11/15/2023	75,000	82,549
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	50,000	49,539
9.38%, 4/1/2027 (a) (b)	79,000	82,400
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	50,000	41,058
		714,824
REAL ESTATE INVESTMENT TRUSTS — 2.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	66,000	69,910
CBL & Associates L.P.:

See accompanying notes to financial statements.
83

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 10/15/2024	$ 15,000	$ 9,705
5.95%, 12/15/2026 (b)	40,000	24,193
CoreCivic, Inc.:
4.63%, 5/1/2023	40,000	39,650
4.75%, 10/15/2027	25,000	21,927
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a)	114,000	115,569
5.25%, 5/1/2025 (a)	100,000	103,472
FelCor Lodging L.P. 6.00%, 6/1/2025	20,000	20,870
GEO Group Inc.:
5.13%, 4/1/2023	40,000	38,132
5.88%, 1/15/2022	25,000	24,883
5.88%, 10/15/2024	70,000	63,530
6.00%, 4/15/2026	8,000	7,097
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a)	119,000	125,339
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	50,000	50,471
4.88%, 9/15/2027 (a)	45,000	46,415
4.88%, 9/15/2029 (a)	90,000	91,513
5.25%, 3/15/2028 (a)	87,000	90,782
5.75%, 8/15/2024	25,000	25,272
6.00%, 8/15/2023	23,000	23,512
iStar, Inc.:
4.25%, 8/1/2025	35,000	35,440
4.75%, 10/1/2024	106,000	110,413
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	5,000	5,205
Mack-Cali Realty L.P. 3.15%, 5/15/2023	21,000	20,788
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	50,000	52,634
4.50%, 1/15/2028	20,000	20,909
5.75%, 2/1/2027 (a)	70,000	78,226
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	53,000	54,676
5.00%, 10/15/2027	75,000	79,703
5.50%, 5/1/2024	25,000	25,676
6.38%, 3/1/2024	58,000	60,313
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023	25,000	25,504
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	105,000	108,652
SBA Communications Corp.:
4.00%, 10/1/2022	35,000	35,662
4.88%, 7/15/2022	30,000	30,416
4.88%, 9/1/2024	50,000	52,012
Starwood Property Trust, Inc.:
Security Description	Principal Amount	Value
3.63%, 2/1/2021	$ 22,000	$ 22,191
5.00%, 12/15/2021	55,000	57,278
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	100,000	96,224
8.25%, 10/15/2023	65,000	56,902
VICI Properties 1 LLC/VICI FC, Inc. 8.00%, 10/15/2023	30,000	32,501
VICI Properties L.P./VICI Note Co., Inc.:
4.25%, 12/1/2026 (a)	96,000	99,062
4.63%, 12/1/2029 (a)	43,000	45,011
Washington Prime Group L.P.:
3.85%, 4/1/2020	50,000	49,856
6.45%, 8/15/2024 (b)	50,000	46,360
		2,293,856
RETAIL — 4.0%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a) (b)	51,000	51,398
4.38%, 1/15/2028 (a)	71,000	71,537
5.00%, 10/15/2025 (a)	200,000	207,488
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a) (b)	33,000	34,026
4.88%, 11/1/2025 (a)	100,000	100,449
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024	25,000	24,678
4.92%, 8/1/2034	25,000	19,134
5.17%, 8/1/2044	25,000	18,132
Brinker International, Inc.:
3.88%, 5/15/2023	25,000	25,399
5.00%, 10/1/2024 (a)	5,000	5,285
Carvana Co. 8.88%, 10/1/2023 (a)	57,000	60,059
CEC Entertainment, Inc. 8.00%, 2/15/2022	10,000	9,850
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	50,000	43,066
6.75%, 1/15/2022	25,000	21,226
FirstCash, Inc. 5.38%, 6/1/2024 (a)	25,000	25,892
GameStop Corp. 6.75%, 3/15/2021 (a)	78,000	77,129
Golden Nugget, Inc. 8.75%, 10/1/2025 (a)	85,000	91,022
Group 1 Automotive, Inc.:
5.00%, 6/1/2022	25,000	25,363
5.25%, 12/15/2023 (a)	75,000	77,105
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	100,000	98,719
IRB Holding Corp. 6.75%, 2/15/2026 (a)	6,000	6,282
JC Penney Corp., Inc.:
5.88%, 7/1/2023 (a)	50,000	42,998

See accompanying notes to financial statements.
84

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
8.63%, 3/15/2025 (a)	$ 19,000	$ 11,376
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a)	50,000	52,877
5.00%, 6/1/2024 (a)	136,000	141,158
5.25%, 6/1/2026 (a)	50,000	52,805
KGA Escrow LLC 7.50%, 8/15/2023 (a)	14,000	14,821
L Brands, Inc.:
5.25%, 2/1/2028	55,000	52,375
5.63%, 10/15/2023	70,000	75,374
6.69%, 1/15/2027	25,000	25,120
6.75%, 7/1/2036	50,000	43,796
6.88%, 11/1/2035	72,000	64,660
6.95%, 3/1/2033	40,000	33,419
7.50%, 6/15/2029	50,000	51,792
7.60%, 7/15/2037	6,000	5,188
Lithia Motors, Inc.:
4.63%, 12/15/2027 (a)	25,000	25,791
5.25%, 8/1/2025 (a)	27,000	28,302
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	105,000	100,866
Murphy Oil USA, Inc. 4.75%, 9/15/2029	36,000	38,000
Party City Holdings, Inc.:
6.13%, 8/15/2023 (a)	26,000	22,792
6.63%, 8/1/2026 (a) (b)	54,000	38,171
Penske Automotive Group, Inc.:
5.38%, 12/1/2024	52,000	53,512
5.75%, 10/1/2022	35,000	35,540
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	96,000	98,035
7.13%, 3/15/2023 (a)	150,000	147,066
PriSo Acquisition Corp. 9.00%, 5/15/2023 (a)	63,000	62,092
QVC, Inc.:
4.38%, 3/15/2023	75,000	77,416
4.45%, 2/15/2025 (b)	41,000	42,376
4.85%, 4/1/2024	50,000	52,514
5.95%, 3/15/2043	50,000	47,636
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	100,000	102,621
Rite Aid Corp. 6.13%, 4/1/2023 (a)	200,000	183,904
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	45,000	47,093
Staples, Inc.:
7.50%, 4/15/2026 (a)	125,000	130,054
10.75%, 4/15/2027 (a) (b)	115,000	117,084
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.50%, 6/1/2024	65,000	66,806
5.88%, 3/1/2027	26,000	27,120
Security Description	Principal Amount	Value
Yum! Brands, Inc.:
3.88%, 11/1/2020	$ 25,000	$ 25,171
4.75%, 1/15/2030 (a)	41,000	43,100
		3,374,060
SEMICONDUCTORS — 0.3%
Advanced Micro Devices, Inc. 7.50%, 8/15/2022 (b)	10,000	11,278
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	42,000	46,182
Entegris, Inc. 4.63%, 2/10/2026 (a)	25,000	25,860
Qorvo, Inc.:
4.38%, 10/15/2029 (a)	140,000	146,671
5.50%, 7/15/2026	50,000	53,322
		283,313
SOFTWARE — 1.9%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a) (b)	25,000	26,935
Camelot Finance SA 4.50%, 11/1/2026 (a)	21,000	21,540
CDK Global, Inc.:
5.00%, 10/15/2024	35,000	38,011
5.25%, 5/15/2029 (a)	11,000	11,799
5.88%, 6/15/2026	25,000	26,735
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	50,000	51,642
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024	20,000	20,493
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	65,000	75,041
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	50,000	50,543
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	99,000	106,978
Infor US, Inc. 6.50%, 5/15/2022	125,000	127,096
Informatica LLC 7.13%, 7/15/2023 (a)	40,000	40,668
IQVIA, Inc. 5.00%, 10/15/2026 (a)	100,000	105,449
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	50,000	52,847
MSCI, Inc.:
4.00%, 11/15/2029 (a)	17,000	17,270
5.25%, 11/15/2024 (a)	15,000	15,442
5.38%, 5/15/2027 (a)	35,000	37,842
5.75%, 8/15/2025 (a)	50,000	52,462
Nuance Communications, Inc. 5.63%, 12/15/2026	35,000	37,350
Open Text Corp.:

See accompanying notes to financial statements.
85

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.63%, 1/15/2023 (a)	$ 50,000	$ 50,832
5.88%, 6/1/2026 (a)	48,000	51,324
PTC, Inc. 6.00%, 5/15/2024	60,000	62,617
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	175,000	171,157
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	150,000	159,381
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	133,000	141,851
		1,553,305
STORAGE & WAREHOUSING — 0.0% (e)
Mobile Mini, Inc. 5.88%, 7/1/2024	35,000	36,371
TELECOMMUNICATIONS — 9.8%
Altice France SA:
7.38%, 5/1/2026 (a)	400,000	430,020
8.13%, 2/1/2027 (a)	200,000	225,712
C&W Senior Financing DAC 6.88%, 9/15/2027 (a)	200,000	214,074
CenturyLink, Inc.:
5.13%, 12/15/2026 (a)	42,000	42,819
Series G, 6.88%, 1/15/2028	100,000	110,198
Series P, 7.60%, 9/15/2039	100,000	104,317
Series S, 6.45%, 6/15/2021	100,000	104,909
Series T, 5.80%, 3/15/2022	75,000	78,993
Series U, 7.65%, 3/15/2042 (b)	135,000	141,612
Series W, 6.75%, 12/1/2023	50,000	55,816
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a)	75,000	78,608
8.00%, 10/15/2025 (a)	20,000	21,194
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	70,000	65,085
CommScope, Inc.:
5.00%, 6/15/2021 (a)	8,000	7,994
5.50%, 3/1/2024 (a)	75,000	78,291
5.50%, 6/15/2024 (a)	50,000	50,599
6.00%, 3/1/2026 (a)	50,000	53,203
8.25%, 3/1/2027 (a) (b)	186,000	195,772
Connect Finco Sarl/Connect US Finco LLC 6.75%, 10/1/2026 (a)	226,000	240,430
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	50,000	45,672
Embarq Corp. 8.00%, 6/1/2036	100,000	105,871
Frontier Communications Corp.:
7.13%, 1/15/2023	100,000	48,889
8.00%, 4/1/2027 (a)	148,000	155,018
8.50%, 4/1/2026 (a)	100,000	101,315
10.50%, 9/15/2022	100,000	48,822
11.00%, 9/15/2025	400,000	194,624
Security Description	Principal Amount	Value
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	$ 109,000	$ 115,529
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	97,000	73,149
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026	125,000	137,211
7.63%, 6/15/2021	5,000	5,349
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	50,000	50,695
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a) (b)	125,000	87,514
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	130,000	111,579
8.00%, 2/15/2024 (a)	25,000	25,667
8.50%, 10/15/2024 (a)	250,000	228,005
9.75%, 7/15/2025 (a)	161,000	149,007
Intelsat Luxembourg SA 8.13%, 6/1/2023	100,000	59,083
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	53,000	56,829
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (c)	85,000	93,561
Level 3 Financing, Inc.:
4.63%, 9/15/2027 (a)	150,000	153,733
5.25%, 3/15/2026	100,000	104,226
5.38%, 8/15/2022	100,000	100,296
5.38%, 1/15/2024	105,000	106,626
5.63%, 2/1/2023	37,000	37,130
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	25,000	25,925
Plantronics, Inc. 5.50%, 5/31/2023 (a)	25,000	24,554
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	50,000	51,820
Qwest Corp.:
6.88%, 9/15/2033	66,000	66,321
7.13%, 11/15/2043	50,000	50,891
Sprint Capital Corp.:
6.88%, 11/15/2028	160,000	172,995
8.75%, 3/15/2032	250,000	303,492
Sprint Communications, Inc. 6.00%, 11/15/2022	180,000	189,074
Sprint Corp.:
7.13%, 6/15/2024	185,000	199,358
7.25%, 9/15/2021	155,000	164,308
7.63%, 2/15/2025	150,000	164,992
7.88%, 9/15/2023	350,000	386,253
Telecom Italia Capital SA:
6.00%, 9/30/2034	25,000	26,985
6.38%, 11/15/2033	75,000	83,695
7.20%, 7/18/2036	75,000	88,869
7.72%, 6/4/2038	50,000	61,369

See accompanying notes to financial statements.
86

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Telecom Italia SpA 5.30%, 5/30/2024 (a)	$ 125,000	$ 134,849
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	50,000	50,978
6.50%, 10/15/2027 (a)	34,000	35,390
T-Mobile USA, Inc.:
4.50%, 2/1/2026	25,000	25,743
4.75%, 2/1/2028	95,000	99,637
5.13%, 4/15/2025	100,000	103,440
5.38%, 4/15/2027	50,000	53,350
6.00%, 3/1/2023	56,000	56,959
6.50%, 1/15/2024	59,000	60,850
6.50%, 1/15/2026	350,000	375,823
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	45,000	42,284
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	120,000	123,659
5.63%, 4/15/2027 (a)	35,000	37,429
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	175,000	205,606
West Corp. 8.50%, 10/15/2025 (a) (b)	100,000	80,511
Xplornet Communications, Inc. PIK 9.63%, 6/1/2022 (a)	25,275	25,226
		8,267,681
TOYS/GAMES/HOBBIES — 0.2%
Mattel, Inc.:
5.45%, 11/1/2041	3,000	2,531
5.88%, 12/15/2027 (a)	47,000	49,567
6.75%, 12/31/2025 (a)	124,000	133,177
		185,275
TRANSPORTATION — 0.5%
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	73,000	76,123
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021	5,000	1,475
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (b)	27,000	26,419
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	50,000	49,580
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	29,000	29,585
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	90,000	92,994
6.50%, 6/15/2022 (a)	75,000	76,420
6.75%, 8/15/2024 (a)	75,000	81,474
		434,070
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	$ 100,000	$ 110,782
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	50,000	52,784
6.75%, 3/15/2022 (a)	35,000	36,525
		200,091
TOTAL CORPORATE BONDS & NOTES (Cost $81,440,996)		82,579,492
	Shares
COMMON STOCKS — 0.1%
ENERGY EQUIPMENT & SERVICES — 0.1%
Weatherford International PLC (g) (cost $59,228)	2,574	71,955
TOTAL COMMON STOCKS (Cost $59,228)		71,955
SHORT-TERM INVESTMENTS — 7.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (h) (i)	284,388	284,416
State Street Navigator Securities Lending Portfolio II (j) (k)	6,108,975	6,108,975
TOTAL SHORT-TERM INVESTMENTS (Cost $6,393,391)		6,393,391
TOTAL INVESTMENTS — 105.9% (Cost $87,893,615)		89,044,838
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.9)%		(4,970,799)
NET ASSETS — 100.0%		$ 84,074,039
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 59.1% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Non-income producing security.

See accompanying notes to financial statements.
87

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$82,579,492	$—	$82,579,492
Common Stocks	71,955	—	—	71,955
Short-Term Investments	6,393,391	—	—	6,393,391
TOTAL INVESTMENTS	$6,465,346	$82,579,492	$—	$89,044,838
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$10,599,228	$10,314,689	$(123)	$—	284,388	$ 284,416	$ 4,058
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,016,031	1,016,031	2,202,272	3,218,303	—	—	—	—	1,336
State Street Navigator Securities Lending Portfolio II	—	—	8,337,100	2,228,125	—	—	6,108,975	6,108,975	6,116
State Street Navigator Securities Lending Portfolio III	3,063,450	3,063,450	6,139,695	9,203,145	—	—	—	—	10,729
Total		$4,079,481	$27,278,295	$24,964,262	$(123)	$—		$6,393,391	$22,239
See accompanying notes to financial statements.
88

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 100,000	$ 102,747
4.00%, 3/15/2022	11,000	11,374
4.20%, 4/15/2024	13,000	13,988
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	85,000	88,016
WPP Finance 2010:
3.63%, 9/7/2022	19,000	19,699
3.75%, 9/19/2024	50,000	52,705
		288,529
AEROSPACE & DEFENSE — 1.9%
Boeing Co.:
2.30%, 8/1/2021	15,000	15,083
2.60%, 10/30/2025 (a)	43,000	43,577
2.80%, 3/1/2027	38,000	38,500
2.95%, 2/1/2030	25,000	25,514
3.10%, 5/1/2026	15,000	15,489
3.25%, 2/1/2035	25,000	25,794
3.50%, 3/1/2039	25,000	25,757
3.75%, 2/1/2050	25,000	26,582
3.85%, 11/1/2048	5,000	5,326
3.90%, 5/1/2049	15,000	16,236
5.88%, 2/15/2040	79,000	104,827
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	50,000	56,419
General Dynamics Corp.:
2.13%, 8/15/2026	50,000	49,517
2.25%, 11/15/2022	22,000	22,272
2.63%, 11/15/2027	37,000	37,952
Harris Corp. 5.05%, 4/27/2045	38,000	46,962
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	15,202
3.85%, 6/15/2023 (b)	8,000	8,425
3.85%, 12/15/2026 (b)	19,000	20,344
Lockheed Martin Corp.:
3.35%, 9/15/2021	43,000	44,103
3.80%, 3/1/2045	125,000	138,327
4.07%, 12/15/2042	16,000	18,293
Northrop Grumman Corp.:
2.93%, 1/15/2025	115,000	118,511
3.20%, 2/1/2027	215,000	223,647
Raytheon Co.:
2.50%, 12/15/2022	100,000	102,028
4.88%, 10/15/2040	4,000	5,067
Rockwell Collins, Inc. 4.80%, 12/15/2043	100,000	122,232
United Technologies Corp.:
2.65%, 11/1/2026	100,000	102,526
2.80%, 5/4/2024	16,000	16,446
Security Description	Principal Amount	Value
3.10%, 6/1/2022	$ 4,000	$ 4,106
4.15%, 5/15/2045	158,000	181,030
4.63%, 11/16/2048	39,000	48,798
5.70%, 4/15/2040	8,000	10,795
6.13%, 7/15/2038	140,000	195,051
		1,930,738
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.88%, 9/16/2046	50,000	46,777
4.00%, 1/31/2024	78,000	82,716
4.50%, 5/2/2043	55,000	56,002
4.80%, 2/14/2029	20,000	22,266
5.38%, 1/31/2044	16,000	18,046
5.80%, 2/14/2039	35,000	41,119
5.95%, 2/14/2049	20,000	24,227
6.20%, 2/14/2059	105,000	125,583
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	138,000	140,403
4.02%, 4/16/2043	19,000	21,195
BAT Capital Corp.:
3.56%, 8/15/2027	185,000	189,088
4.76%, 9/6/2049	25,000	25,857
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	22,000	22,496
4.35%, 3/15/2024	18,000	18,950
Philip Morris International, Inc.:
2.75%, 2/25/2026	40,000	40,642
2.90%, 11/15/2021	88,000	89,588
3.88%, 8/21/2042	3,000	3,128
4.25%, 11/10/2044	125,000	138,613
4.88%, 11/15/2043	75,000	89,467
Reynolds American, Inc.:
4.45%, 6/12/2025	220,000	236,916
5.85%, 8/15/2045	59,000	67,548
		1,500,627
AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	8,443	8,819
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	13,218	13,684
American Airlines 2019-1 Pass Through Trust Series AA, 3.15%, 8/15/2033	70,000	71,680
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	17,485	18,416
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	38,680	40,476

See accompanying notes to financial statements.
89

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2019-1 Pass Through Trust Series AA, 4.15%, 2/25/2033	$ 9,078	$ 9,796
United Airlines 2019-2 Pass Through Trust Series AA, 2.70%, 11/1/2033	65,000	65,268
		228,139
APPAREL — 0.0% (c)
Tapestry, Inc. 3.00%, 7/15/2022	25,000	25,364
VF Corp. 6.45%, 11/1/2037	5,000	7,000
		32,364
AUTO MANUFACTURERS — 1.9%
American Honda Finance Corp.:
1.95%, 5/20/2022	15,000	15,040
Series GMTN, 2.65%, 2/12/2021	29,000	29,269
Series GMTN, 3.55%, 1/12/2024	50,000	52,698
Series MTN, 2.40%, 6/27/2024	25,000	25,313
Series MTN, 3.38%, 12/10/2021	50,000	51,459
Cummins, Inc. 3.65%, 10/1/2023	16,000	16,992
Daimler Finance North America LLC 8.50%, 1/18/2031	21,000	31,242
Ford Motor Co. 7.45%, 7/16/2031	150,000	178,270
Ford Motor Credit Co. LLC:
3.34%, 3/18/2021	350,000	352,446
4.14%, 2/15/2023	105,000	107,918
General Motors Co.:
4.88%, 10/2/2023	100,000	107,681
5.00%, 10/1/2028	25,000	27,228
5.40%, 4/1/2048	80,000	82,742
6.60%, 4/1/2036	150,000	176,914
General Motors Financial Co., Inc.:
3.50%, 11/7/2024	50,000	51,491
3.70%, 5/9/2023	67,000	69,162
4.00%, 1/15/2025	10,000	10,498
4.20%, 3/1/2021	125,000	127,639
4.20%, 11/6/2021	30,000	31,075
4.35%, 4/9/2025	20,000	21,368
5.10%, 1/17/2024	25,000	27,138
PACCAR Financial Corp.:
3.15%, 8/9/2021	25,000	25,512
Series MTN, 1.90%, 2/7/2023	15,000	15,005
Series MTN, 2.15%, 8/15/2024	25,000	24,921
Toyota Motor Corp. 2.16%, 7/2/2022	15,000	15,112
Toyota Motor Credit Corp.:
3.65%, 1/8/2029	25,000	27,450
Series GMTN, 2.70%, 1/11/2023	25,000	25,540
Series GMTN, 3.45%, 9/20/2023	160,000	168,195
Series MTN, 2.00%, 10/7/2024	50,000	49,882
Security Description	Principal Amount	Value
Series MTN, 2.65%, 4/12/2022	$ 25,000	$ 25,456
Series MTN, 2.75%, 5/17/2021	15,000	15,198
		1,985,854
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.25%, 1/15/2026	38,000	41,046
BorgWarner, Inc. 4.38%, 3/15/2045	19,000	19,604
Lear Corp. 4.25%, 5/15/2029	50,000	51,733
Magna International, Inc. 4.15%, 10/1/2025	38,000	41,278
		153,661
BANKS — 20.6%
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.63%, 11/9/2022	50,000	50,925
Banco Santander SA:
2.71%, 6/27/2024	200,000	202,746
3.50%, 4/11/2022	75,000	76,986
Bank of America Corp.:
6.11%, 1/29/2037	25,000	33,780
7.75%, 5/14/2038	200,000	315,512
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	32,000	32,745
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	50,000	56,966
Series GMTN, 3.50%, 4/19/2026	100,000	106,392
Series MTN, 2.50%, 10/21/2022	150,000	151,501
Series MTN, 4.00%, 4/1/2024	11,000	11,780
Series MTN, 4.00%, 1/22/2025	137,000	146,182
Series MTN, 4.20%, 8/26/2024	100,000	107,434
Series MTN, 5.00%, 1/21/2044	66,000	86,118
Series MTN, 5.88%, 2/7/2042	100,000	142,105
Series MTN, 3 Month USD LIBOR + 0.01%, 2.88%, 10/22/2030 (d)	25,000	25,283
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	409,000	417,147
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	25,000	25,155
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	200,000	208,858
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	25,000	27,222
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	188,000	191,730
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	50,000	60,065

See accompanying notes to financial statements.
90

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	$ 25,000	$ 30,566
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (d)	55,000	57,659
Series MTN, 1.90%, 8/27/2021	21,000	21,032
Series MTN, 2.05%, 11/1/2022	160,000	160,600
Series MTN, 2.50%, 6/28/2024 (a)	15,000	15,194
Series MTN, 2.90%, 3/26/2022	30,000	30,590
Bank of New York Mellon Corp.:
Series MTN, 2.45%, 8/17/2026	100,000	100,979
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	310,000	328,749
Bank of Nova Scotia:
2.00%, 11/15/2022	100,000	100,178
2.70%, 8/3/2026	25,000	25,480
3.40%, 2/11/2024	100,000	104,783
Barclays PLC:
3.25%, 1/12/2021	200,000	202,034
3.65%, 3/16/2025	33,000	34,511
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	300,000	313,509
BB&T Corp.:
Series MTN, 2.50%, 8/1/2024	50,000	50,647
Series MTN, 2.75%, 4/1/2022	10,000	10,174
Series MTN, 3.05%, 6/20/2022	200,000	205,060
Series MTN, 3.75%, 12/6/2023	100,000	106,001
BBVA USA Series BKNT, 2.88%, 6/29/2022	65,000	65,933
BNP Paribas SA Series BKNT, 5.00%, 1/15/2021	111,000	114,488
BPCE SA Series MTN, 3.38%, 12/2/2026	100,000	105,072
Canadian Imperial Bank of Commerce:
3.10%, 4/2/2024	25,000	25,853
Series BKNT, 3.50%, 9/13/2023	125,000	131,315
Citibank NA Series BKNT, 3.40%, 7/23/2021	156,000	159,327
Citigroup, Inc.:
2.35%, 8/2/2021	70,000	70,430
2.75%, 4/25/2022	80,000	81,265
3.20%, 10/21/2026	50,000	51,870
3.88%, 3/26/2025	23,000	24,352
4.13%, 7/25/2028	50,000	54,419
4.45%, 9/29/2027	50,000	55,100
4.50%, 1/14/2022	102,000	106,868
4.60%, 3/9/2026	150,000	165,054
6.68%, 9/13/2043	100,000	146,256
8.13%, 7/15/2039	150,000	249,520
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	150,000	158,614
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	$ 190,000	$ 200,277
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	77,000	81,977
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (a) (d)	25,000	29,698
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	100,000	100,306
Citizens Financial Group, Inc. 2.85%, 7/27/2026	100,000	101,790
Comerica, Inc. 4.00%, 2/1/2029	25,000	27,307
Cooperatieve Rabobank UA:
3.13%, 4/26/2021	250,000	253,932
3.88%, 2/8/2022	90,000	93,523
4.38%, 8/4/2025	70,000	76,067
Series GMTN, 2.50%, 1/19/2021	20,000	20,126
Credit Suisse AG 3.00%, 10/29/2021	250,000	255,045
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	138,000	174,284
Deutsche Bank AG:
3.15%, 1/22/2021	100,000	100,390
3.70%, 5/30/2024	100,000	101,464
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	20,538
Fifth Third Bancorp:
3.65%, 1/25/2024	100,000	105,499
4.30%, 1/16/2024	18,000	19,345
Fifth Third Bank Series BKNT, 3.85%, 3/15/2026	65,000	69,216
First Republic Bank Series BKNT, 4.63%, 2/13/2047	10,000	11,353
Goldman Sachs Group, Inc.:
2.63%, 4/25/2021	64,000	64,500
3.00%, 4/26/2022	440,000	445,346
3.50%, 11/16/2026	100,000	105,249
3.63%, 1/22/2023	3,000	3,128
3.63%, 2/20/2024	15,000	15,740
3.85%, 1/26/2027	155,000	165,002
4.75%, 10/21/2045	50,000	61,192
5.25%, 7/27/2021	128,000	134,335
6.45%, 5/1/2036	100,000	133,476
6.75%, 10/1/2037	190,000	263,266
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	13,000	14,332
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	200,000	226,876
HSBC Holdings PLC:
2.95%, 5/25/2021	286,000	289,658
3.90%, 5/25/2026	228,000	243,121
4.00%, 3/30/2022	11,000	11,468
4.88%, 1/14/2022	200,000	211,154
6.50%, 5/2/2036	150,000	204,321
6.80%, 6/1/2038	100,000	142,324

See accompanying notes to financial statements.
91

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	$ 25,000	$ 25,347
3.15%, 3/14/2021	9,000	9,119
ING Groep NV:
3.15%, 3/29/2022	50,000	51,163
3.95%, 3/29/2027	130,000	139,931
Intesa Sanpaolo SpA 5.25%, 1/12/2024	97,000	104,740
JPMorgan Chase & Co.:
2.40%, 6/7/2021	100,000	100,644
3.20%, 1/25/2023	28,000	28,985
3.20%, 6/15/2026	16,000	16,718
3.25%, 9/23/2022	150,000	155,043
3.38%, 5/1/2023	16,000	16,652
3.63%, 12/1/2027	200,000	211,266
4.35%, 8/15/2021	100,000	103,856
4.50%, 1/24/2022	19,000	19,971
6.40%, 5/15/2038	155,000	224,951
7.63%, 10/15/2026	150,000	194,560
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	80,000	81,971
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	130,000	135,487
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	20,000	20,309
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	25,000	26,942
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	2,000	2,278
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	178,000	188,797
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	100,000	113,152
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	50,000	59,075
SOFR + 1.51%, 2.74%, 10/15/2030 (d)	235,000	235,338
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	175,000	174,800
KeyCorp.:
Series MTN, 2.55%, 10/1/2029	50,000	48,937
Series MTN, 4.15%, 10/29/2025	65,000	71,177
Lloyds Bank PLC 6.38%, 1/21/2021	122,000	127,527
Lloyds Banking Group PLC:
3.10%, 7/6/2021	76,000	77,197
4.38%, 3/22/2028	200,000	220,830
M&T Bank Corp. 3.55%, 7/26/2023	41,000	43,134
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	30,000	30,205
Mitsubishi UFJ Financial Group, Inc.:
2.76%, 9/13/2026	210,000	211,539
2.95%, 3/1/2021	222,000	224,551
3.46%, 3/2/2023	25,000	25,882
Security Description	Principal Amount	Value
3.68%, 2/22/2027	$ 50,000	$ 53,085
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	75,000	76,345
3.17%, 9/11/2027	100,000	102,842
Morgan Stanley:
4.38%, 1/22/2047	75,000	89,822
5.00%, 11/24/2025	150,000	168,991
6.38%, 7/24/2042	183,000	269,444
Series F, 3.88%, 4/29/2024	14,000	14,891
Series GMTN, 3.13%, 1/23/2023	75,000	77,092
Series GMTN, 3.70%, 10/23/2024	101,000	107,269
Series GMTN, 3.88%, 1/27/2026	270,000	290,288
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	50,000	56,537
Series MTN, 3.13%, 7/27/2026	300,000	310,077
Series MTN, 6.25%, 8/9/2026	73,000	89,021
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	15,000	15,212
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	11,378
National Australia Bank, Ltd.:
3.00%, 1/20/2023	100,000	102,705
Series GMTN, 2.50%, 5/22/2022	25,000	25,312
Northern Trust Corp.:
2.38%, 8/2/2022	25,000	25,315
3.38%, 8/23/2021	21,000	21,517
PNC Bank NA Series MTN, 3.25%, 6/1/2025	250,000	262,532
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	66,000	69,338
3.30%, 3/8/2022	25,000	25,680
3.45%, 4/23/2029	15,000	16,033
3.90%, 4/29/2024	78,000	83,177
Regions Financial Corp. 2.75%, 8/14/2022	200,000	203,486
Royal Bank of Canada:
Series GMTN, 2.55%, 7/16/2024	50,000	50,778
Series GMTN, 2.80%, 4/29/2022	75,000	76,591
Series GMTN, 3.70%, 10/5/2023	100,000	105,810
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	40,000	41,882
4.80%, 4/5/2026	25,000	27,776
5.13%, 5/28/2024	5,000	5,433
6.00%, 12/19/2023	5,000	5,553
6.10%, 6/10/2023	5,000	5,506
6.13%, 12/15/2022	110,000	120,350
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (d)	200,000	221,124
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	138,000	141,879
3.50%, 6/7/2024	15,000	15,439
Santander UK Group Holdings PLC:
3.13%, 1/8/2021	100,000	100,972

See accompanying notes to financial statements.
92

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (d)	$ 125,000	$ 127,886
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	75,000	75,550
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	95,000	95,165
2.63%, 7/14/2026	38,000	38,063
2.78%, 7/12/2022	65,000	66,133
2.93%, 3/9/2021	65,000	65,750
3.20%, 9/17/2029	50,000	50,819
3.36%, 7/12/2027	100,000	104,448
3.45%, 1/11/2027	50,000	52,344
4.31%, 10/16/2028	25,000	27,940
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	27,000	27,336
Series BKNT, 2.80%, 5/17/2022	15,000	15,288
Series BNKT, 3.20%, 4/1/2024	100,000	104,042
Synchrony Bank Series BKNT, 3.65%, 5/24/2021	14,000	14,290
Toronto-Dominion Bank:
Series GMTN, 3.25%, 3/11/2024	50,000	52,330
Series MTN, 1.90%, 12/1/2022	200,000	200,190
Series MTN, 2.65%, 6/12/2024	15,000	15,357
US Bancorp:
2.40%, 7/30/2024	100,000	101,365
Series DMTN, 3.00%, 7/30/2029	100,000	102,639
Series MTN, 3.60%, 9/11/2024	100,000	106,400
Series MTN, 3.95%, 11/17/2025	50,000	54,870
Series V, 2.63%, 1/24/2022	8,000	8,135
Wells Fargo & Co.:
2.10%, 7/26/2021	294,000	294,870
3.00%, 10/23/2026	125,000	128,250
3.07%, 1/24/2023	100,000	102,053
Series MTN, 3.55%, 9/29/2025	100,000	105,966
Series MTN, 3.75%, 1/24/2024	100,000	105,763
Series MTN, 4.15%, 1/24/2029 (a)	200,000	223,424
Series MTN, 4.60%, 4/1/2021	50,000	51,637
Series MTN, 4.65%, 11/4/2044	156,000	183,904
Series MTN, 4.75%, 12/7/2046	125,000	150,497
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	90,000	90,046
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (d)	100,000	100,765
Wells Fargo Bank NA Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (d)	100,000	100,124
Westpac Banking Corp.:
2.10%, 5/13/2021	12,000	12,029
2.35%, 2/19/2025	100,000	100,323
2.85%, 5/13/2026	160,000	163,770
3.30%, 2/26/2024	25,000	26,068
Security Description	Principal Amount	Value
3.65%, 5/15/2023	$ 12,000	$ 12,591
		21,183,715
BEVERAGES — 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	170,000	181,434
4.90%, 2/1/2046	150,000	178,450
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	87,000	90,151
4.63%, 2/1/2044	250,000	284,377
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	8,186
4.00%, 4/13/2028	105,000	115,432
4.44%, 10/6/2048	9,000	10,073
4.60%, 4/15/2048	225,000	256,585
4.75%, 1/23/2029	65,000	75,429
8.00%, 11/15/2039	3,000	4,728
8.20%, 1/15/2039	50,000	79,095
Coca-Cola Co.:
1.55%, 9/1/2021	50,000	50,000
2.88%, 10/27/2025	196,000	205,063
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	25,000	30,624
Constellation Brands, Inc.:
3.20%, 2/15/2023	50,000	51,336
3.60%, 2/15/2028	25,000	26,320
4.50%, 5/9/2047	100,000	109,649
4.65%, 11/15/2028	15,000	16,871
Diageo Capital PLC 2.63%, 4/29/2023	209,000	213,422
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	38,806
Keurig Dr Pepper, Inc.:
3.55%, 5/25/2021	100,000	102,165
4.42%, 5/25/2025	50,000	54,656
7.45%, 5/1/2038	6,000	8,115
Molson Coors Brewing Co.:
3.00%, 7/15/2026	55,000	55,621
4.20%, 7/15/2046	25,000	24,929
PepsiCo, Inc.:
1.70%, 10/6/2021	18,000	17,986
2.00%, 4/15/2021	250,000	250,792
2.63%, 7/29/2029	25,000	25,556
2.88%, 10/15/2049	50,000	48,336
3.38%, 7/29/2049	95,000	99,632
3.45%, 10/6/2046	15,000	15,897
3.60%, 3/1/2024 (a)	8,000	8,520
4.60%, 7/17/2045	8,000	9,906
		2,748,142
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:

See accompanying notes to financial statements.
93

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 5/15/2022	$ 100,000	$ 103,440
3.63%, 5/22/2024	45,000	47,571
4.10%, 6/15/2021	150,000	153,884
4.66%, 6/15/2051	100,000	117,725
Baxalta, Inc.:
4.00%, 6/23/2025	71,000	76,543
5.25%, 6/23/2045	50,000	63,751
Biogen, Inc.:
3.63%, 9/15/2022	130,000	135,302
5.20%, 9/15/2045	3,000	3,620
Gilead Sciences, Inc.:
3.25%, 9/1/2022	75,000	77,451
4.00%, 9/1/2036	12,000	13,447
4.50%, 2/1/2045	16,000	18,574
5.65%, 12/1/2041	250,000	330,018
		1,141,326
BUILDING MATERIALS — 0.2%
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	15,000	15,837
Johnson Controls International PLC:
4.63%, 7/2/2044	11,000	12,084
3.63%, 7/2/2024 (e)	8,000	8,376
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	35,000	36,686
Masco Corp. 4.38%, 4/1/2026	76,000	82,057
Owens Corning 3.40%, 8/15/2026	55,000	55,991
Vulcan Materials Co. 4.70%, 3/1/2048 (a)	25,000	28,306
		239,337
CHEMICALS — 1.7%
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (a) (b)	15,000	15,033
Celanese US Holdings LLC 3.50%, 5/8/2024	20,000	20,663
Dow Chemical Co.:
3.63%, 5/15/2026	105,000	110,433
4.25%, 10/1/2034	115,000	126,952
4.80%, 5/15/2049	10,000	11,552
5.25%, 11/15/2041	50,000	58,499
DowDuPont, Inc.:
4.73%, 11/15/2028	65,000	73,789
5.32%, 11/15/2038	50,000	59,604
5.42%, 11/15/2048	60,000	73,925
Eastman Chemical Co.:
3.60%, 8/15/2022	100,000	103,518
4.65%, 10/15/2044	14,000	15,186
Ecolab, Inc.:
3.25%, 12/1/2027	85,000	89,576
4.35%, 12/8/2021	9,000	9,421
5.50%, 12/8/2041	3,000	3,922
FMC Corp.:
Security Description	Principal Amount	Value
3.45%, 10/1/2029	$ 15,000	$ 15,528
4.50%, 10/1/2049	15,000	16,528
Huntsman International LLC 4.50%, 5/1/2029	5,000	5,326
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	16,918
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	23,293
5.25%, 7/15/2043	121,000	143,622
Methanex Corp. 4.25%, 12/1/2024	19,000	19,598
Mosaic Co.:
4.05%, 11/15/2027 (a)	50,000	52,076
4.88%, 11/15/2041	5,000	5,202
Nutrien, Ltd.:
3.38%, 3/15/2025	150,000	155,499
4.90%, 6/1/2043	25,000	28,137
5.25%, 1/15/2045	6,000	7,124
PPG Industries, Inc. 2.80%, 8/15/2029	25,000	25,085
Praxair, Inc.:
2.65%, 2/5/2025	44,000	45,238
4.05%, 3/15/2021	50,000	51,334
RPM International, Inc.:
3.45%, 11/15/2022	11,000	11,288
4.55%, 3/1/2029	15,000	16,384
SASOL Financing USA LLC 5.88%, 3/27/2024	50,000	54,138
Sherwin-Williams Co.:
2.75%, 6/1/2022	95,000	96,632
3.45%, 8/1/2025	12,000	12,637
3.80%, 8/15/2049	25,000	25,552
Westlake Chemical Corp.:
3.60%, 8/15/2026	25,000	25,920
5.00%, 8/15/2046	75,000	81,264
		1,706,396
COMMERCIAL SERVICES — 0.8%
California Institute of Technology 3.65%, 9/1/2119	10,000	9,728
Equifax, Inc.:
2.60%, 12/1/2024	60,000	60,294
3.30%, 12/15/2022	22,000	22,670
Georgetown University Series B, 4.32%, 4/1/2049	100,000	118,523
Global Payments, Inc.:
2.65%, 2/15/2025	30,000	30,180
4.00%, 6/1/2023	50,000	52,650
IHS Markit, Ltd. 4.25%, 5/1/2029	40,000	43,151
Moody's Corp. 4.88%, 12/17/2048	25,000	30,720
PayPal Holdings, Inc.:
2.20%, 9/26/2022	60,000	60,407

See accompanying notes to financial statements.
94

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 10/1/2024	$ 20,000	$ 20,195
2.85%, 10/1/2029	20,000	20,160
Princeton University 5.70%, 3/1/2039	70,000	96,053
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	31,218
S&P Global, Inc.:
3.25%, 12/1/2049	15,000	15,215
4.40%, 2/15/2026	61,000	67,742
Trustees of Boston College 3.13%, 7/1/2052	20,000	19,423
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	25,393
Verisk Analytics, Inc.:
4.00%, 6/15/2025	16,000	17,286
4.13%, 3/15/2029	30,000	32,953
		773,961
COMPUTERS — 2.5%
Apple, Inc.:
1.70%, 9/11/2022	15,000	14,998
1.80%, 9/11/2024	25,000	24,820
2.20%, 9/11/2029	25,000	24,569
2.70%, 5/13/2022	430,000	439,808
2.95%, 9/11/2049	15,000	14,648
3.00%, 2/9/2024	100,000	103,631
3.00%, 6/20/2027	90,000	94,287
3.20%, 5/11/2027	150,000	158,751
3.75%, 11/13/2047	100,000	111,524
3.85%, 5/4/2043	100,000	112,155
4.25%, 2/9/2047	75,000	89,473
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b)	50,000	52,401
4.42%, 6/15/2021 (b)	150,000	154,360
6.02%, 6/15/2026 (b)	75,000	86,591
8.10%, 7/15/2036 (b)	25,000	32,840
8.35%, 7/15/2046 (b)	50,000	68,443
DXC Technology Co. 4.75%, 4/15/2027 (a)	50,000	53,843
Genpact Luxembourg Sarl 3.38%, 12/1/2024	25,000	25,189
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	150,000	179,907
International Business Machines Corp.:
2.80%, 5/13/2021	150,000	151,948
3.00%, 5/15/2024	150,000	155,508
3.50%, 5/15/2029	100,000	107,476
3.63%, 2/12/2024	83,000	87,914
4.25%, 5/15/2049	100,000	114,395
4.70%, 2/19/2046 (a)	62,000	74,561
6.22%, 8/1/2027	11,000	13,715
		2,547,755
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	$ 22,000	$ 22,301
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	15,000	15,024
3.70%, 8/15/2042	19,000	20,119
6.00%, 5/15/2037	11,000	15,103
Procter & Gamble Co.:
2.30%, 2/6/2022	98,000	99,295
2.70%, 2/2/2026	47,000	48,969
Unilever Capital Corp.:
3.13%, 3/22/2023	15,000	15,524
5.90%, 11/15/2032	128,000	175,000
		411,335
DISTRIBUTION & WHOLESALE — 0.0% (c)
WW Grainger, Inc. 4.60%, 6/15/2045	24,000	28,704
DIVERSIFIED FINANCIAL SERVICES — 3.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	150,000	151,281
4.13%, 7/3/2023	51,000	53,745
4.63%, 7/1/2022	150,000	158,442
Air Lease Corp.:
2.63%, 7/1/2022	30,000	30,292
3.00%, 9/15/2023	43,000	43,964
3.25%, 3/1/2025	75,000	77,302
3.50%, 1/15/2022	15,000	15,420
3.88%, 4/1/2021	5,000	5,101
4.25%, 9/15/2024	27,000	28,950
Aircastle, Ltd.:
4.25%, 6/15/2026	15,000	15,835
4.40%, 9/25/2023	25,000	26,485
5.50%, 2/15/2022	16,000	17,004
American Express Co.:
2.75%, 5/20/2022	50,000	50,903
3.40%, 2/27/2023	150,000	155,662
4.20%, 11/6/2025	70,000	77,183
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	20,552
4.00%, 10/15/2023	27,000	28,904
BGC Partners, Inc. 5.38%, 7/24/2023	5,000	5,349
BlackRock, Inc.:
3.20%, 3/15/2027	38,000	40,271
3.50%, 3/18/2024	19,000	20,241
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	23,759
Brookfield Finance, Inc. 4.00%, 4/1/2024	138,000	148,073

See accompanying notes to financial statements.
95

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Capital One Financial Corp.:
3.20%, 2/5/2025	$ 100,000	$ 103,524
3.45%, 4/30/2021	200,000	203,590
3.90%, 1/29/2024	135,000	143,315
4.75%, 7/15/2021	3,000	3,124
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	11,357
3.25%, 5/22/2029	15,000	15,872
3.55%, 2/1/2024	15,000	15,843
CME Group, Inc.:
3.00%, 3/15/2025	90,000	93,633
5.30%, 9/15/2043	11,000	14,768
Discover Financial Services 4.50%, 1/30/2026	150,000	163,945
E*TRADE Financial Corp. 2.95%, 8/24/2022	26,000	26,504
GE Capital International Funding Co. 4.42%, 11/15/2035	225,000	240,264
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	8,000	8,414
3.75%, 9/21/2028	12,000	13,128
4.00%, 10/15/2023	19,000	20,310
4.25%, 9/21/2048	55,000	65,173
Janus Capital Group, Inc. 4.88%, 8/1/2025	4,000	4,383
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,651
6.50%, 1/20/2043	3,000	3,599
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	53,039
4.85%, 1/15/2027	25,000	27,586
Lazard Group LLC 4.50%, 9/19/2028	15,000	16,655
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	49,413
5.63%, 1/15/2044	8,000	9,183
Mastercard, Inc.:
2.00%, 3/3/2025	25,000	24,942
3.95%, 2/26/2048	125,000	145,050
Nasdaq, Inc. 3.85%, 6/30/2026 (a)	3,000	3,222
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,542
3.25%, 12/4/2024	50,000	52,067
3.70%, 7/18/2027	25,000	26,465
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	40,278
4.95%, 7/15/2046	100,000	118,277
Stifel Financial Corp. 4.25%, 7/18/2024 (a)	25,000	26,386
Synchrony Financial:
3.95%, 12/1/2027	125,000	131,674
4.25%, 8/15/2024	19,000	20,295
5.15%, 3/19/2029	50,000	56,843
Security Description	Principal Amount	Value
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	$ 10,000	$ 10,096
3.75%, 4/1/2024	25,000	26,551
Visa, Inc.:
2.80%, 12/14/2022	113,000	116,293
3.15%, 12/14/2025	88,000	93,094
Western Union Co. 4.25%, 6/9/2023	50,000	52,754
		3,484,820
ELECTRIC — 7.0%
AEP Transmission Co. LLC:
3.15%, 9/15/2049	20,000	19,509
3.80%, 6/15/2049	25,000	26,992
4.25%, 9/15/2048	20,000	23,034
Alabama Power Co.:
3.45%, 10/1/2049	75,000	76,843
4.15%, 8/15/2044	3,000	3,343
Series A, 4.30%, 7/15/2048	100,000	115,779
Ameren Corp.:
2.50%, 9/15/2024	25,000	25,091
3.65%, 2/15/2026	50,000	52,308
Ameren Illinois Co.:
3.25%, 3/15/2050	75,000	75,716
4.30%, 7/1/2044	16,000	18,146
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	15,000	15,470
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	114,572
Atlantic City Electric Co. 4.00%, 10/15/2028	25,000	27,703
Avangrid, Inc. 3.80%, 6/1/2029	25,000	26,526
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	35,000	34,387
4.25%, 9/15/2048	49,000	55,723
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	20,087
5.95%, 5/15/2037	72,000	97,131
6.13%, 4/1/2036	58,000	79,684
Black Hills Corp.:
3.88%, 10/15/2049	25,000	24,953
4.35%, 5/1/2033	110,000	121,024
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	3,019
3.95%, 3/1/2048	15,000	16,770
4.50%, 4/1/2044	41,000	48,890
Series AC, 4.25%, 2/1/2049	15,000	17,587
CenterPoint Energy, Inc. 2.50%, 9/1/2024	25,000	25,040
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	25,000	25,800
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	11,000	13,844
Commonwealth Edison Co.:

See accompanying notes to financial statements.
96

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.55%, 6/15/2026	$ 12,000	$ 12,139
3.70%, 8/15/2028	10,000	10,950
4.00%, 3/1/2048	25,000	28,137
4.00%, 3/1/2049	15,000	16,812
Series 127, 3.20%, 11/15/2049	20,000	19,705
Connecticut Light & Power Co.:
4.00%, 4/1/2048	10,000	11,514
Series A, 3.20%, 3/15/2027	25,000	26,286
Consolidated Edison Co. of New York, Inc. 5.70%, 6/15/2040	205,000	270,415
Consumers Energy Co.:
3.38%, 8/15/2023	25,000	26,131
4.05%, 5/15/2048	35,000	40,319
4.35%, 4/15/2049	25,000	30,211
Dayton Power & Light Co. 3.95%, 6/15/2049 (b)	15,000	15,351
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	11,226
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038 (a)	11,000	14,748
Dominion Energy, Inc.:
2.72%, 8/15/2021 (e)	104,000	104,844
3.07%, 8/15/2024 (e)	20,000	20,467
4.25%, 6/1/2028	100,000	110,699
4.70%, 12/1/2044	125,000	145,201
DTE Electric Co.:
3.70%, 3/15/2045	11,000	11,900
3.95%, 3/1/2049	25,000	28,590
Series A, 4.00%, 4/1/2043	3,000	3,338
Series A, 6.63%, 6/1/2036	19,000	26,551
DTE Energy Co. 2.85%, 10/1/2026	70,000	70,409
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	25,000	24,892
3.20%, 8/15/2049	25,000	24,883
3.95%, 11/15/2028	85,000	94,446
6.05%, 4/15/2038	25,000	34,304
6.10%, 6/1/2037	5,000	6,777
Duke Energy Corp.:
3.40%, 6/15/2029	125,000	130,921
3.55%, 9/15/2021	50,000	51,137
3.75%, 4/15/2024	8,000	8,482
4.20%, 6/15/2049	100,000	110,591
Duke Energy Florida LLC:
2.50%, 12/1/2029	25,000	24,942
6.35%, 9/15/2037	50,000	69,791
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	16,342
3.70%, 6/15/2046	10,000	10,637
4.30%, 2/1/2049	5,000	5,859
Duke Energy Progress LLC:
3.38%, 9/1/2023	115,000	120,208
3.45%, 3/15/2029	20,000	21,512
3.70%, 10/15/2046	13,000	13,822
Security Description	Principal Amount	Value
4.20%, 8/15/2045	$ 45,000	$ 51,237
Edison International:
4.13%, 3/15/2028	50,000	51,631
5.75%, 6/15/2027	5,000	5,623
Emera US Finance L.P. 3.55%, 6/15/2026	85,000	88,404
Enel Chile SA 4.88%, 6/12/2028	44,000	48,945
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	36,960
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	13,000	14,943
Entergy Louisiana LLC:
3.05%, 6/1/2031	6,000	6,192
3.12%, 9/1/2027	50,000	51,905
Entergy Mississippi LLC 3.85%, 6/1/2049	25,000	27,281
Entergy Texas, Inc.:
4.00%, 3/30/2029	25,000	27,520
4.50%, 3/30/2039	25,000	28,855
Eversource Energy Series N, 3.80%, 12/1/2023	50,000	52,693
Exelon Corp.:
3.40%, 4/15/2026	25,000	26,114
3.50%, 6/1/2022	150,000	153,976
5.10%, 6/15/2045	37,000	44,264
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	125,000	133,802
Series C, 4.85%, 7/15/2047	25,000	29,521
Florida Power & Light Co.:
3.15%, 10/1/2049	30,000	30,218
4.13%, 2/1/2042	5,000	5,720
5.95%, 2/1/2038	110,000	153,310
Fortis, Inc. 3.06%, 10/4/2026	25,000	25,533
Georgia Power Co. 4.30%, 3/15/2043	7,000	7,619
Indiana Michigan Power Co. 4.25%, 8/15/2048	50,000	56,958
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	52,161
4.10%, 9/26/2028	25,000	27,371
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	39,086
3.35%, 11/15/2027	50,000	52,038
Kansas City Power & Light Co. Series 2019, 4.13%, 4/1/2049	25,000	28,501
Kentucky Utilities Co. 5.13%, 11/1/2040	20,000	24,858
MidAmerican Energy Co.:
3.10%, 5/1/2027	2,000	2,087
3.15%, 4/15/2050	25,000	24,697
4.25%, 7/15/2049	25,000	30,000
4.80%, 9/15/2043	70,000	86,011
National Rural Utilities Cooperative Finance Corp.:

See accompanying notes to financial statements.
97

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 4/25/2022	$ 55,000	$ 55,574
4.40%, 11/1/2048	40,000	47,567
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	69,000	71,728
Nevada Power Co. Series CC, 3.70%, 5/1/2029	40,000	43,200
NextEra Energy Capital Holdings, Inc.:
2.75%, 11/1/2029	15,000	15,051
2.90%, 4/1/2022	100,000	102,069
3.15%, 4/1/2024	15,000	15,548
4.50%, 6/1/2021	145,000	149,343
Northern States Power Co. 4.85%, 8/15/2040	8,000	9,566
NSTAR Electric Co.:
3.25%, 5/15/2029	25,000	26,353
4.40%, 3/1/2044	8,000	9,247
Oglethorpe Power Corp. 5.05%, 10/1/2048	15,000	17,625
Oklahoma Gas & Electric Co.:
3.85%, 8/15/2047	8,000	8,420
4.55%, 3/15/2044	11,000	12,406
5.25%, 5/15/2041	5,000	5,997
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	45,000	46,057
3.70%, 11/15/2028	40,000	43,638
3.80%, 6/1/2049	25,000	27,320
7.00%, 5/1/2032	24,000	34,178
PacifiCorp:
6.00%, 1/15/2039	50,000	69,360
6.35%, 7/15/2038	25,000	34,704
PECO Energy Co.:
3.00%, 9/15/2049	20,000	19,155
3.90%, 3/1/2048	15,000	16,684
4.15%, 10/1/2044	11,000	12,539
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	100,000	101,851
3.95%, 3/15/2024	19,000	20,023
PPL Electric Utilities Corp.:
3.00%, 9/15/2021	10,000	10,172
3.00%, 10/1/2049	20,000	18,974
3.95%, 6/1/2047	5,000	5,525
4.13%, 6/15/2044	8,000	8,951
Progress Energy, Inc.:
4.40%, 1/15/2021	11,000	11,217
6.00%, 12/1/2039	52,000	68,215
Public Service Co. of Colorado:
3.70%, 6/15/2028 (a)	25,000	27,257
4.05%, 9/15/2049	25,000	28,679
4.30%, 3/15/2044	16,000	18,670
Public Service Co. of New Hampshire 3.60%, 7/1/2049	25,000	26,657
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	25,000	24,809
Series MTN, 3.20%, 5/15/2029	25,000	26,418
Security Description	Principal Amount	Value
Series MTN, 3.20%, 8/1/2049	$ 15,000	$ 15,128
Series MTN, 3.25%, 9/1/2023	25,000	26,043
Series MTN, 3.85%, 5/1/2049	20,000	22,393
Series MTN, 5.50%, 3/1/2040	10,000	13,196
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	20,000	20,440
Puget Energy, Inc. 3.65%, 5/15/2025	45,000	46,468
Sempra Energy:
3.25%, 6/15/2027	75,000	77,350
3.80%, 2/1/2038	130,000	135,767
6.00%, 10/15/2039	5,000	6,544
South Carolina Electric & Gas Co. 4.60%, 6/15/2043	19,000	22,614
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	20,000	20,063
4.00%, 4/1/2047	38,000	39,970
4.65%, 10/1/2043	28,000	31,631
6.05%, 3/15/2039 (a)	50,000	64,898
Series 13-A, 3.90%, 3/15/2043	25,000	25,501
Series A, 4.20%, 3/1/2029	25,000	27,541
Series C, 3.60%, 2/1/2045	35,000	34,318
Series C, 4.13%, 3/1/2048	65,000	69,560
Series E, 3.70%, 8/1/2025	15,000	15,865
Southern Power Co.:
5.15%, 9/15/2041	25,000	28,342
5.25%, 7/15/2043	48,000	54,613
Southwestern Electric Power Co.:
6.20%, 3/15/2040	60,000	79,302
Series M, 4.10%, 9/15/2028	60,000	65,579
Southwestern Public Service Co.:
3.70%, 8/15/2047	35,000	36,900
Series 6, 4.40%, 11/15/2048	25,000	29,279
Tampa Electric Co.:
2.60%, 9/15/2022	16,000	16,208
3.63%, 6/15/2050 (a)	10,000	10,561
Union Electric Co. 3.25%, 10/1/2049	25,000	24,824
Virginia Electric & Power Co. 3.30%, 12/1/2049	50,000	50,854
WEC Energy Group, Inc. 3.10%, 3/8/2022	5,000	5,101
Westar Energy, Inc.:
3.25%, 9/1/2049	25,000	24,604
4.63%, 9/1/2043	22,000	25,350
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	19,777
4.30%, 10/15/2048	5,000	5,835
5.70%, 12/1/2036	5,000	6,581
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	20,000	19,995
3.67%, 12/1/2042	2,000	2,102
Xcel Energy, Inc.:
2.40%, 3/15/2021	40,000	40,208

See accompanying notes to financial statements.
98

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 6/1/2025	$ 86,000	$ 89,781
		7,198,327
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (c)
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	27,597
5.25%, 11/15/2039	11,000	13,791
		41,388
ELECTRONICS — 0.6%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	15,000	14,919
3.05%, 9/22/2026	11,000	11,244
Allegion PLC 3.50%, 10/1/2029	15,000	15,337
Amphenol Corp.:
2.80%, 2/15/2030	25,000	24,834
4.35%, 6/1/2029 (a)	10,000	11,197
Arrow Electronics, Inc. 3.88%, 1/12/2028	25,000	25,643
Flex, Ltd.:
4.75%, 6/15/2025	16,000	17,364
5.00%, 2/15/2023	76,000	81,213
Fortive Corp. 3.15%, 6/15/2026	79,000	80,896
Honeywell International, Inc.:
2.30%, 8/15/2024	100,000	101,332
3.81%, 11/21/2047	25,000	28,433
4.25%, 3/1/2021	11,000	11,318
Jabil, Inc. 3.95%, 1/12/2028	50,000	51,330
Keysight Technologies, Inc. 3.00%, 10/30/2029	25,000	25,123
PerkinElmer, Inc. 3.30%, 9/15/2029	15,000	15,380
Tech Data Corp. 3.70%, 2/15/2022	25,000	25,603
Trimble, Inc. 4.90%, 6/15/2028	25,000	27,266
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	11,518
4.88%, 1/15/2021	11,000	11,318
		591,268
ENGINEERING & CONSTRUCTION — 0.1%
Fluor Corp. 4.25%, 9/15/2028 (a)	75,000	76,191
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.90%, 7/1/2026	22,000	22,514
3.38%, 11/15/2027	180,000	190,807
5.25%, 11/15/2021	4,000	4,245
Waste Connections, Inc. 3.50%, 5/1/2029	15,000	15,890
Security Description	Principal Amount	Value
Waste Management, Inc.:
2.90%, 9/15/2022	$ 76,000	$ 77,782
3.45%, 6/15/2029	10,000	10,685
4.00%, 7/15/2039	10,000	11,134
4.15%, 7/15/2049	10,000	11,430
		344,487
FOOD — 1.6%
Campbell Soup Co.:
3.80%, 8/2/2042	50,000	49,019
3.95%, 3/15/2025	50,000	53,325
4.25%, 4/15/2021	5,000	5,153
4.80%, 3/15/2048	20,000	23,202
Conagra Brands, Inc.:
4.30%, 5/1/2024	50,000	53,807
4.85%, 11/1/2028 (a)	110,000	126,054
5.30%, 11/1/2038	15,000	17,813
General Mills, Inc.:
3.20%, 2/10/2027	150,000	157,707
3.65%, 2/15/2024	10,000	10,518
Hershey Co. 2.05%, 11/15/2024	50,000	50,118
Ingredion, Inc. 3.20%, 10/1/2026	19,000	19,321
Kellogg Co.:
3.25%, 4/1/2026	50,000	51,974
Series B, 7.45%, 4/1/2031	65,000	91,591
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	19,727
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	119,000	118,830
4.63%, 1/30/2029 (a)	25,000	27,486
5.00%, 6/4/2042	3,000	3,212
6.50%, 2/9/2040	200,000	242,806
Kroger Co.:
2.95%, 11/1/2021	3,000	3,051
4.50%, 1/15/2029 (a)	40,000	45,015
5.15%, 8/1/2043	50,000	56,680
5.40%, 7/15/2040	63,000	73,161
McCormick & Co., Inc. 3.25%, 11/15/2025	19,000	19,824
Mondelez International, Inc. 4.00%, 2/1/2024	50,000	53,360
Sysco Corp.:
3.25%, 7/15/2027	64,000	66,996
4.50%, 4/1/2046	25,000	28,738
Tyson Foods, Inc.:
4.50%, 6/15/2022	60,000	63,190
4.55%, 6/2/2047	50,000	57,295
5.15%, 8/15/2044	25,000	30,444
		1,619,417
FOREST PRODUCTS & PAPER — 0.3%
Georgia-Pacific LLC 8.00%, 1/15/2024	75,000	91,255

See accompanying notes to financial statements.
99

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
International Paper Co.:
3.00%, 2/15/2027 (a)	$ 25,000	$ 25,791
4.40%, 8/15/2047	75,000	80,263
5.15%, 5/15/2046	50,000	57,486
7.30%, 11/15/2039	25,000	34,613
		289,408
GAS — 0.5%
Atmos Energy Corp.:
3.00%, 6/15/2027 (a)	22,000	22,797
4.13%, 10/15/2044	50,000	56,642
4.15%, 1/15/2043	21,000	23,646
CenterPoint Energy Resources Corp.:
4.00%, 4/1/2028	20,000	21,480
4.50%, 1/15/2021	20,000	20,394
Dominion Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	20,000	20,118
Series B, 3.00%, 11/15/2029	20,000	19,942
National Fuel Gas Co. 3.75%, 3/1/2023	29,000	29,851
NiSource, Inc.:
2.95%, 9/1/2029	50,000	50,030
3.95%, 3/30/2048	43,000	45,059
5.65%, 2/1/2045	5,000	6,365
5.95%, 6/15/2041	5,000	6,395
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	25,000	26,742
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,377
Series UU, 4.13%, 6/1/2048	20,000	22,234
Series VV, 4.30%, 1/15/2049	25,000	28,536
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	3,068
5.88%, 3/15/2041	100,000	126,766
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	25,000	25,089
		558,531
HAND & MACHINE TOOLS — 0.0% (c)
Stanley Black & Decker, Inc.:
3.40%, 3/1/2026	10,000	10,550
4.25%, 11/15/2028 (a)	15,000	16,908
4.85%, 11/15/2048	15,000	18,546
		46,004
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
2.95%, 3/15/2025	100,000	103,875
4.90%, 11/30/2046	90,000	118,008
6.15%, 11/30/2037	5,000	7,073
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	19,588
3.45%, 3/1/2024	30,000	31,424
Security Description	Principal Amount	Value
4.55%, 3/1/2039	$ 15,000	$ 17,620
7.38%, 1/15/2040	3,000	4,565
Danaher Corp. 3.35%, 9/15/2025 (a)	138,000	146,749
Koninklijke Philips NV:
5.00%, 3/15/2042	48,000	58,077
6.88%, 3/11/2038	5,000	7,151
Medtronic, Inc.:
3.50%, 3/15/2025	111,000	118,935
4.63%, 3/15/2045	132,000	165,877
Stryker Corp.:
3.38%, 5/15/2024	19,000	19,945
4.10%, 4/1/2043	8,000	8,728
4.63%, 3/15/2046	80,000	96,318
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	100,000	99,082
4.15%, 2/1/2024	28,000	30,050
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	19,372
3.55%, 4/1/2025	123,000	129,765
		1,202,202
HEALTH CARE SERVICES — 2.2%
Adventist Health System 3.63%, 3/1/2049	15,000	14,668
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	25,000	25,016
Aetna, Inc.:
2.80%, 6/15/2023	38,000	38,627
6.63%, 6/15/2036	67,000	90,920
Anthem, Inc.:
3.13%, 5/15/2022	11,000	11,279
3.30%, 1/15/2023	300,000	310,305
Ascension Health Series B, 3.11%, 11/15/2039	20,000	19,641
Baylor Scott & White Holdings 4.19%, 11/15/2045	51,000	57,072
Cigna Holding Co. 5.38%, 2/15/2042	25,000	28,243
CommonSpirit Health:
3.35%, 10/1/2029	5,000	5,047
3.82%, 10/1/2049	10,000	9,803
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	10,000	11,251
HCA, Inc.:
4.13%, 6/15/2029	10,000	10,622
4.50%, 2/15/2027	15,000	16,206
4.75%, 5/1/2023	10,000	10,712
5.00%, 3/15/2024	20,000	21,872
5.13%, 6/15/2039	50,000	55,296
5.25%, 4/15/2025	15,000	16,808
5.25%, 6/15/2026	15,000	16,817
5.25%, 6/15/2049	65,000	72,736
5.50%, 6/15/2047	15,000	17,302
Humana, Inc.:

See accompanying notes to financial statements.
100

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 3/15/2047	$ 38,000	$ 44,489
4.95%, 10/1/2044	11,000	12,949
8.15%, 6/15/2038	5,000	7,307
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	50,000	56,095
Kaiser Foundation Hospitals Series 2019, 3.27%, 11/1/2049	75,000	75,301
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	25,000	24,925
2.95%, 12/1/2029	25,000	25,121
3.60%, 2/1/2025	14,000	14,751
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	20,000	19,997
New York and Presbyterian Hospital Series 2019, 3.95%, 8/1/2119	15,000	14,999
Northwell Healthcare, Inc. 3.81%, 11/1/2049	25,000	25,199
NYU Langone Hospitals 4.78%, 7/1/2044	30,000	35,509
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	20,000	19,650
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	10,000	10,020
3.45%, 6/1/2026	22,000	23,155
4.70%, 4/1/2021	19,000	19,625
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	25,000	24,572
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	10,000	10,015
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	5,000	5,199
Toledo Hospital 6.02%, 11/15/2048	15,000	16,796
UnitedHealth Group, Inc.:
2.38%, 8/15/2024	20,000	20,253
2.75%, 2/15/2023	30,000	30,633
2.88%, 12/15/2021	37,000	37,736
2.88%, 8/15/2029	140,000	144,057
3.15%, 6/15/2021	80,000	81,458
3.50%, 6/15/2023	25,000	26,169
3.50%, 8/15/2039	30,000	31,577
3.70%, 8/15/2049	15,000	16,101
3.75%, 7/15/2025	54,000	58,321
3.85%, 6/15/2028	50,000	55,029
4.25%, 3/15/2043	19,000	21,845
4.25%, 6/15/2048	190,000	220,115
4.63%, 7/15/2035	116,000	140,767
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	50,000	59,985
		2,289,963
Security Description	Principal Amount	Value
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	$ 50,000	$ 51,570
Whirlpool Corp. 4.75%, 2/26/2029	15,000	16,751
		68,321
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 4.88%, 12/6/2028	25,000	28,518
Clorox Co.:
3.10%, 10/1/2027	19,000	19,768
3.50%, 12/15/2024	8,000	8,519
3.80%, 11/15/2021	11,000	11,374
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	57,782
3.20%, 4/25/2029 (a)	15,000	15,972
3.70%, 6/1/2043	3,000	3,179
		145,112
INSURANCE — 3.2%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	39,136
3.63%, 11/15/2024	16,000	17,110
6.45%, 8/15/2040	4,000	5,453
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,321
3.28%, 12/15/2026	38,000	40,160
4.20%, 12/15/2046	38,000	44,346
4.50%, 6/15/2043	11,000	13,194
American International Group, Inc.:
3.30%, 3/1/2021	100,000	101,454
3.88%, 1/15/2035	50,000	53,134
6.25%, 5/1/2036	150,000	200,154
Aon Corp. 2.20%, 11/15/2022	20,000	20,131
Aon PLC:
3.50%, 6/14/2024	19,000	19,914
3.88%, 12/15/2025	38,000	40,893
4.60%, 6/14/2044	57,000	66,062
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	62,440
Assurant, Inc. 4.00%, 3/15/2023	50,000	52,148
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	35,000	38,955
Athene Holding, Ltd. 4.13%, 1/12/2028	50,000	51,541
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048	30,000	32,280
AXA SA 8.60%, 12/15/2030	100,000	145,805
AXIS Specialty Finance LLC 3.90%, 7/15/2029	15,000	15,795
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	100,000	118,003

See accompanying notes to financial statements.
101

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 1/15/2049	$ 25,000	$ 29,743
4.30%, 5/15/2043	45,000	52,144
4.40%, 5/15/2042	50,000	59,187
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	75,000	79,206
Brighthouse Financial, Inc. 3.70%, 6/22/2027	50,000	49,856
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000	5,100
3.35%, 5/15/2024	3,000	3,162
3.35%, 5/3/2026	10,000	10,641
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	83,489
5.75%, 8/15/2021	5,000	5,289
Globe Life, Inc. 4.55%, 9/15/2028	25,000	27,875
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	15,000	15,503
4.30%, 4/15/2043	15,000	16,739
Lincoln National Corp.:
3.35%, 3/9/2025	16,000	16,669
3.80%, 3/1/2028	50,000	53,316
4.00%, 9/1/2023	3,000	3,195
4.20%, 3/15/2022	41,000	42,747
Loews Corp.:
3.75%, 4/1/2026	87,000	93,328
6.00%, 2/1/2035	5,000	6,558
Manulife Financial Corp. 4.15%, 3/4/2026	48,000	52,801
Markel Corp.:
4.15%, 9/17/2050	25,000	25,808
5.00%, 5/20/2049	10,000	11,639
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	55,000	55,903
3.50%, 3/10/2025	34,000	35,916
3.75%, 3/14/2026	25,000	26,800
4.38%, 3/15/2029	75,000	85,567
4.80%, 7/15/2021	8,000	8,298
4.90%, 3/15/2049	15,000	19,016
MetLife, Inc.:
3.60%, 4/10/2024 (a)	4,000	4,274
4.05%, 3/1/2045	52,000	60,268
4.13%, 8/13/2042	25,000	28,496
5.70%, 6/15/2035	3,000	4,019
Series D, 4.37%, 9/15/2023	170,000	184,307
Principal Financial Group, Inc. 3.70%, 5/15/2029 (a)	25,000	27,222
Progressive Corp.:
2.45%, 1/15/2027	38,000	38,173
3.75%, 8/23/2021	11,000	11,340
4.35%, 4/25/2044	19,000	22,300
Prudential Financial, Inc.:
3.94%, 12/7/2049	25,000	27,286
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	124,000	132,121
Security Description	Principal Amount	Value
Series MTN, 4.42%, 3/27/2048	$ 45,000	$ 52,162
Series MTN, 4.60%, 5/15/2044	16,000	18,886
Series MTN, 5.70%, 12/14/2036	63,000	85,334
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	15,000	16,100
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	15,829
Travelers Cos., Inc.:
4.10%, 3/4/2049	65,000	75,554
4.60%, 8/1/2043	50,000	61,472
5.35%, 11/1/2040	5,000	6,515
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	24,346
Unum Group:
4.00%, 3/15/2024	3,000	3,173
4.00%, 6/15/2029	100,000	105,475
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	39,595
XLIT, Ltd. 5.50%, 3/31/2045	56,000	71,194
		3,277,365
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
3.40%, 12/6/2027	62,000	64,658
3.60%, 11/28/2024	100,000	105,130
4.50%, 11/28/2034	19,000	21,579
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	40,424
3.63%, 5/19/2021	11,000	11,285
Amazon.com, Inc.:
2.50%, 11/29/2022	69,000	70,326
3.15%, 8/22/2027	10,000	10,591
4.05%, 8/22/2047	44,000	51,927
4.95%, 12/5/2044	180,000	235,341
Baidu, Inc.:
2.88%, 7/6/2022	25,000	25,239
4.13%, 6/30/2025	25,000	26,631
Booking Holdings, Inc. 3.55%, 3/15/2028	38,000	40,522
eBay, Inc.:
2.60%, 7/15/2022	4,000	4,038
2.75%, 1/30/2023	120,000	121,712
3.45%, 8/1/2024	23,000	24,002
4.00%, 7/15/2042	19,000	18,803
Expedia Group, Inc.:
3.80%, 2/15/2028	138,000	140,799
4.50%, 8/15/2024	3,000	3,209
		1,016,216
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
3.63%, 1/19/2022	26,000	26,455
4.20%, 6/10/2024	25,000	26,299
FS KKR Capital Corp. 4.63%, 7/15/2024	30,000	31,269

See accompanying notes to financial statements.
102

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Owl Rock Capital Corp. 5.25%, 4/15/2024	$ 10,000	$ 10,620
		94,643
IRON/STEEL — 0.3%
ArcelorMittal:
4.25%, 7/16/2029	50,000	52,345
4.55%, 3/11/2026	50,000	53,245
Nucor Corp.:
5.20%, 8/1/2043	26,000	32,549
6.40%, 12/1/2037	5,000	6,813
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	13,489
Steel Dynamics, Inc.:
2.80%, 12/15/2024	5,000	5,043
3.45%, 4/15/2030	50,000	50,692
Vale Overseas, Ltd.:
6.25%, 8/10/2026	50,000	58,568
6.88%, 11/21/2036	51,000	66,094
6.88%, 11/10/2039	5,000	6,520
		345,358
LEISURE TIME — 0.1%
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028 (a)	80,000	82,753
LODGING — 0.2%
Choice Hotels International, Inc. 3.70%, 12/1/2029	25,000	25,190
Hyatt Hotels Corp. 4.38%, 9/15/2028	10,000	10,858
Las Vegas Sands Corp.:
2.90%, 6/25/2025	30,000	30,365
3.20%, 8/8/2024	10,000	10,313
3.50%, 8/18/2026	5,000	5,172
3.90%, 8/8/2029	10,000	10,472
Marriott International, Inc.:
2.88%, 3/1/2021	25,000	25,233
3.75%, 3/15/2025	3,000	3,177
Series R, 3.13%, 6/15/2026	52,000	53,910
Series X, 4.00%, 4/15/2028	8,000	8,645
		183,335
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	8,000	8,168
4.38%, 5/8/2042	3,000	3,614
Caterpillar Financial Services Corp.:
2.40%, 8/9/2026 (a)	60,000	60,387
Series MTN, 2.15%, 11/8/2024	25,000	25,085
Series MTN, 2.85%, 5/17/2024	50,000	51,602
Series MTN, 3.15%, 9/7/2021	75,000	76,633
Caterpillar, Inc.:
3.25%, 9/19/2049	20,000	20,081
3.40%, 5/15/2024	38,000	40,212
3.80%, 8/15/2042 (a)	50,000	55,830
Security Description	Principal Amount	Value
3.90%, 5/27/2021	$ 11,000	$ 11,301
Oshkosh Corp. 4.60%, 5/15/2028	35,000	37,772
		390,685
MACHINERY-DIVERSIFIED — 0.8%
CNH Industrial Capital LLC:
4.38%, 4/5/2022	25,000	26,112
4.88%, 4/1/2021	8,000	8,258
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	25,000	26,057
Cummins, Inc. 7.13%, 3/1/2028	5,000	6,602
Deere & Co. 5.38%, 10/16/2029	5,000	6,219
Dover Corp.:
3.15%, 11/15/2025	35,000	36,408
5.38%, 3/1/2041	8,000	9,761
John Deere Capital Corp.:
3.65%, 10/12/2023	50,000	52,967
Series MTN, 1.95%, 6/13/2022	20,000	20,040
Series MTN, 2.30%, 6/7/2021	25,000	25,159
Series MTN, 2.60%, 3/7/2024	40,000	40,885
Series MTN, 2.65%, 6/24/2024	22,000	22,526
Series MTN, 2.65%, 6/10/2026	25,000	25,552
Series MTN, 2.95%, 4/1/2022	10,000	10,241
Series MTN, 3.13%, 9/10/2021	115,000	117,528
Series MTN, 3.45%, 1/10/2024	15,000	15,813
Series MTN, 3.45%, 3/13/2025	75,000	79,912
Rockwell Automation, Inc.:
2.88%, 3/1/2025	16,000	16,465
4.20%, 3/1/2049	10,000	11,645
Roper Technologies, Inc.:
2.95%, 9/15/2029	10,000	10,101
3.65%, 9/15/2023	75,000	78,679
4.20%, 9/15/2028	50,000	54,805
Wabtec Corp. 4.95%, 9/15/2028	125,000	137,559
Xylem, Inc.:
3.25%, 11/1/2026	3,000	3,104
4.88%, 10/1/2021	27,000	28,304
		870,702
MEDIA — 3.6%
CBS Corp.:
2.90%, 1/15/2027	13,000	13,014
4.00%, 1/15/2026	145,000	155,527
4.20%, 6/1/2029 (a)	15,000	16,340
7.88%, 7/30/2030	5,000	7,017
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/2050	85,000	89,641
4.91%, 7/23/2025	100,000	110,218
5.05%, 3/30/2029	15,000	16,986

See accompanying notes to financial statements.
103

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 7/1/2049	$ 50,000	$ 54,380
5.38%, 5/1/2047	188,000	211,348
6.83%, 10/23/2055	55,000	70,847
Comcast Corp.:
2.35%, 1/15/2027	100,000	99,896
3.15%, 3/1/2026	90,000	94,364
3.20%, 7/15/2036	110,000	112,564
3.55%, 5/1/2028	12,000	12,928
3.70%, 4/15/2024	196,000	209,046
4.15%, 10/15/2028	120,000	135,102
4.20%, 8/15/2034	110,000	126,740
4.25%, 1/15/2033	200,000	231,282
4.65%, 7/15/2042	11,000	13,231
4.70%, 10/15/2048	5,000	6,169
4.75%, 3/1/2044	155,000	188,536
Discovery Communications LLC:
4.88%, 4/1/2043	70,000	76,855
4.90%, 3/11/2026	13,000	14,549
4.95%, 5/15/2042	100,000	110,840
6.35%, 6/1/2040	25,000	31,982
Fox Corp.:
4.03%, 1/25/2024 (b)	25,000	26,634
4.71%, 1/25/2029 (b)	5,000	5,706
5.48%, 1/25/2039 (b)	10,000	12,236
5.58%, 1/25/2049 (b)	15,000	19,083
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	19,833
8.50%, 3/11/2032	3,000	4,042
NBCUniversal Media LLC 4.45%, 1/15/2043	266,000	309,624
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	45,591
Time Warner Cable LLC:
4.13%, 2/15/2021	100,000	101,621
4.50%, 9/15/2042	108,000	110,568
6.55%, 5/1/2037	61,000	75,488
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	91,000	92,429
3.00%, 2/13/2026 (a)	100,000	105,277
Series GMTN, 4.13%, 6/1/2044	11,000	13,044
Viacom, Inc.:
3.88%, 12/15/2021	25,000	25,882
4.25%, 9/1/2023	16,000	17,062
5.85%, 9/1/2043	50,000	62,821
Walt Disney Co.:
1.75%, 8/30/2024	25,000	24,767
2.00%, 9/1/2029	115,000	111,708
3.00%, 9/15/2022	225,000	231,860
4.75%, 11/15/2046	50,000	64,111
Series E, 4.13%, 12/1/2041	11,000	12,812
		3,701,601
METAL FABRICATE & HARDWARE — 0.0% (c)
Timken Co. 4.50%, 12/15/2028	20,000	21,529
Security Description	Principal Amount	Value
MINING — 0.6%
Barrick Gold Corp. 5.25%, 4/1/2042	$ 50,000	$ 60,063
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	55,859
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	63,000	81,066
Kinross Gold Corp. 4.50%, 7/15/2027	5,000	5,236
Newmont Goldcorp Corp.:
3.50%, 3/15/2022	86,000	88,226
3.70%, 3/15/2023	50,000	52,292
Newmont Mining Corp.:
4.88%, 3/15/2042 (a)	11,000	12,863
5.88%, 4/1/2035	5,000	6,511
6.25%, 10/1/2039	3,000	3,979
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (a)	38,000	43,565
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	38,000	40,864
Southern Copper Corp.:
5.88%, 4/23/2045 (a)	10,000	12,501
6.75%, 4/16/2040	19,000	25,414
Teck Resources, Ltd. 6.13%, 10/1/2035	80,000	93,958
		582,397
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
1.75%, 2/14/2023	25,000	24,862
2.00%, 2/14/2025	25,000	24,826
2.38%, 8/26/2029	25,000	24,563
3.25%, 8/26/2049	15,000	14,555
Series MTN, 3.25%, 2/14/2024	28,000	29,299
Series MTN, 3.38%, 3/1/2029	25,000	26,594
Series MTN, 3.63%, 9/14/2028 (a)	19,000	20,695
Series MTN, 3.88%, 6/15/2044	8,000	8,510
Series MTN, 4.00%, 9/14/2048	15,000	16,509
Series MTN, 5.70%, 3/15/2037	50,000	66,466
Carlisle Cos., Inc. 3.75%, 11/15/2022	30,000	30,970
Eaton Corp. 2.75%, 11/2/2022	27,000	27,569
General Electric Co.:
Series GMTN, 3.10%, 1/9/2023	150,000	153,282
Series GMTN, 6.15%, 8/7/2037	21,000	25,979
Series GMTN, 6.88%, 1/10/2039	120,000	159,696
Series MTN, 4.65%, 10/17/2021	166,000	172,964
Hillenbrand, Inc. 4.50%, 9/15/2026	25,000	26,179
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	20,122
3.90%, 9/1/2042	19,000	21,954
4.88%, 9/15/2041	30,000	38,168

See accompanying notes to financial statements.
104

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/2023	$ 57,000	$ 60,807
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	15,000	16,776
Parker-Hannifin Corp.:
4.00%, 6/14/2049	10,000	10,848
4.10%, 3/1/2047	27,000	29,353
Series MTN, 4.20%, 11/21/2034	38,000	41,859
Series MTN, 6.25%, 5/15/2038	5,000	6,647
Textron, Inc. 3.90%, 9/17/2029	25,000	26,689
		1,126,741
OFFICE FURNISHINGS — 0.0% (c)
Steelcase, Inc. 5.13%, 1/18/2029	25,000	28,261
OIL & GAS — 4.5%
Apache Corp.:
4.25%, 1/15/2030 (a)	25,000	25,866
4.75%, 4/15/2043	66,000	63,689
5.25%, 2/1/2042	18,000	18,765
5.35%, 7/1/2049 (a)	25,000	26,154
BP Capital Markets America, Inc.:
3.02%, 1/16/2027	50,000	51,803
3.22%, 4/14/2024	43,000	44,840
3.25%, 5/6/2022	200,000	206,496
3.41%, 2/11/2026	15,000	15,972
3.79%, 2/6/2024	37,000	39,364
3.94%, 9/21/2028	75,000	82,912
Canadian Natural Resources, Ltd.:
3.90%, 2/1/2025	16,000	17,093
6.25%, 3/15/2038	50,000	64,783
6.50%, 2/15/2037	11,000	14,350
Cenovus Energy, Inc. 4.25%, 4/15/2027 (a)	50,000	52,923
Chevron Corp.:
2.41%, 3/3/2022	75,000	76,019
2.90%, 3/3/2024	13,000	13,476
2.95%, 5/16/2026	70,000	73,198
3.19%, 6/24/2023	101,000	105,257
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	25,913
4.38%, 6/1/2024	50,000	52,786
Concho Resources, Inc.:
3.75%, 10/1/2027	43,000	45,254
4.88%, 10/1/2047	38,000	44,052
ConocoPhillips Co.:
4.95%, 3/15/2026	113,000	129,984
5.90%, 10/15/2032	60,000	78,996
6.50%, 2/1/2039	58,000	84,445
Continental Resources, Inc. 3.80%, 6/1/2024	50,000	51,729
Devon Energy Corp.:
Security Description	Principal Amount	Value
4.75%, 5/15/2042	$ 38,000	$ 42,436
5.00%, 6/15/2045	45,000	52,553
Diamondback Energy, Inc.:
2.88%, 12/1/2024	15,000	15,175
3.25%, 12/1/2026	10,000	10,116
3.50%, 12/1/2029	25,000	25,460
Encana Corp. 6.50%, 2/1/2038	40,000	46,922
EQT Corp.:
3.00%, 10/1/2022 (a)	50,000	49,076
4.88%, 11/15/2021	69,000	71,109
Exxon Mobil Corp.:
1.90%, 8/16/2022	10,000	10,061
2.02%, 8/16/2024	25,000	25,085
2.22%, 3/1/2021	80,000	80,476
2.44%, 8/16/2029 (a)	25,000	25,146
2.71%, 3/6/2025	15,000	15,501
3.00%, 8/16/2039	15,000	15,018
3.10%, 8/16/2049 (a)	25,000	24,965
3.57%, 3/6/2045 (a)	25,000	26,832
4.11%, 3/1/2046	100,000	117,119
Hess Corp.:
4.30%, 4/1/2027	38,000	40,457
5.60%, 2/15/2041	11,000	12,956
7.13%, 3/15/2033	78,000	98,822
7.88%, 10/1/2029	15,000	19,500
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	56,324
Husky Energy, Inc. 4.40%, 4/15/2029	25,000	26,950
Marathon Oil Corp.:
2.80%, 11/1/2022	69,000	70,207
3.85%, 6/1/2025 (a)	20,000	21,161
Marathon Petroleum Corp.:
4.75%, 9/15/2044	25,000	27,505
5.13%, 3/1/2021	61,000	63,170
6.50%, 3/1/2041	25,000	32,471
Newfield Exploration Co. 5.63%, 7/1/2024	50,000	55,148
Noble Energy, Inc.:
3.25%, 10/15/2029 (a)	50,000	50,604
3.85%, 1/15/2028	50,000	52,750
4.20%, 10/15/2049	50,000	50,776
Occidental Petroleum Corp.:
2.70%, 8/15/2022	10,000	10,109
2.90%, 8/15/2024	15,000	15,237
3.00%, 2/15/2027	100,000	99,752
3.50%, 8/15/2029 (a)	10,000	10,199
4.20%, 3/15/2048	50,000	49,695
4.30%, 8/15/2039	10,000	10,160
4.40%, 8/15/2049 (a)	10,000	10,304
5.55%, 3/15/2026	13,000	14,746
6.20%, 3/15/2040	50,000	59,731
6.45%, 9/15/2036	16,000	19,623
6.60%, 3/15/2046	25,000	32,367

See accompanying notes to financial statements.
105

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 9/15/2031	$ 16,000	$ 21,248
Series 1, 4.10%, 2/1/2021	150,000	152,536
Phillips 66:
4.65%, 11/15/2034	100,000	117,669
4.88%, 11/15/2044	22,000	26,550
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	27,397
Shell International Finance B.V.:
2.00%, 11/7/2024	25,000	24,957
2.38%, 8/21/2022	212,000	214,981
2.38%, 11/7/2029	50,000	49,540
2.88%, 5/10/2026	100,000	103,609
3.13%, 11/7/2049 (a)	25,000	24,655
3.25%, 5/11/2025	18,000	19,029
4.00%, 5/10/2046	93,000	105,914
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	26,540
4.00%, 11/15/2047	135,000	147,385
7.15%, 2/1/2032	50,000	69,956
Total Capital International SA:
2.43%, 1/10/2025	25,000	25,332
2.88%, 2/17/2022	13,000	13,282
3.46%, 2/19/2029	100,000	108,363
Total Capital SA:
3.88%, 10/11/2028	39,000	43,501
4.25%, 12/15/2021	50,000	52,319
Valero Energy Corp.:
4.00%, 4/1/2029	35,000	37,743
4.35%, 6/1/2028	20,000	21,993
4.90%, 3/15/2045	16,000	18,449
6.63%, 6/15/2037	5,000	6,639
		4,629,480
OIL & GAS SERVICES — 0.5%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	15,000	15,423
4.08%, 12/15/2047	75,000	77,101
Halliburton Co.:
3.80%, 11/15/2025	50,000	53,355
4.50%, 11/15/2041	5,000	5,407
5.00%, 11/15/2045	100,000	114,112
6.70%, 9/15/2038	50,000	66,261
National Oilwell Varco, Inc. 3.95%, 12/1/2042 (a)	55,000	51,046
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	25,000	25,543
Schlumberger Investment SA 3.65%, 12/1/2023	58,000	61,359
		469,607
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	36,536
4.05%, 12/15/2049	5,000	5,211
Security Description	Principal Amount	Value
4.50%, 11/1/2023	$ 8,000	$ 8,593
WestRock MWV LLC 8.20%, 1/15/2030	33,000	45,671
WestRock RKT LLC 4.90%, 3/1/2022	16,000	16,864
WRKCo, Inc. 3.90%, 6/1/2028	25,000	26,479
		139,354
PHARMACEUTICALS — 7.0%
AbbVie, Inc.:
2.30%, 5/14/2021	125,000	125,452
2.30%, 11/21/2022 (b)	25,000	25,121
2.60%, 11/21/2024 (b)	125,000	126,094
2.90%, 11/6/2022	169,000	172,546
2.95%, 11/21/2026 (b)	100,000	101,681
3.20%, 11/21/2029 (b)	70,000	71,435
3.38%, 11/14/2021	60,000	61,532
4.05%, 11/21/2039 (b)	70,000	73,493
4.25%, 11/14/2028	10,000	11,087
4.25%, 11/21/2049 (b)	25,000	26,515
4.40%, 11/6/2042	86,000	93,127
4.88%, 11/14/2048	60,000	69,217
Allergan Funding SCS:
4.55%, 3/15/2035	200,000	216,086
4.85%, 6/15/2044	38,000	42,173
AmerisourceBergen Corp. 3.25%, 3/1/2025	48,000	49,912
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	25,278
3.13%, 6/12/2027	25,000	26,062
4.00%, 9/18/2042	3,000	3,318
4.38%, 11/16/2045	125,000	147,162
Becton Dickinson and Co.:
3.70%, 6/6/2027	181,000	192,664
3.73%, 12/15/2024	8,000	8,496
4.69%, 12/15/2044	49,000	57,016
Bristol-Myers Squibb Co.:
2.60%, 5/16/2022 (b)	215,000	218,567
2.90%, 7/26/2024 (b)	65,000	67,087
3.25%, 11/1/2023	19,000	19,832
3.40%, 7/26/2029 (b)	175,000	187,463
3.55%, 8/15/2022 (b)	50,000	52,016
3.63%, 5/15/2024 (b)	82,000	86,642
4.13%, 6/15/2039 (b)	55,000	63,408
4.25%, 10/26/2049 (b)	10,000	11,882
4.63%, 5/15/2044 (b)	38,000	46,044
Cardinal Health, Inc.:
3.08%, 6/15/2024	127,000	130,766
4.50%, 11/15/2044	108,000	106,604
Cigna Corp.:
3.00%, 7/15/2023 (b)	200,000	204,560
3.05%, 10/15/2027 (b)	50,000	50,636
3.75%, 7/15/2023	100,000	104,976
3.88%, 10/15/2047 (b)	75,000	76,742
4.38%, 10/15/2028	10,000	11,097

See accompanying notes to financial statements.
106

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 12/15/2048	$ 5,000	$ 5,978
6.13%, 11/15/2041 (b)	75,000	95,218
CVS Health Corp.:
2.63%, 8/15/2024	15,000	15,159
2.75%, 12/1/2022	193,000	196,146
3.35%, 3/9/2021	74,000	75,178
3.38%, 8/12/2024	11,000	11,457
4.30%, 3/25/2028	100,000	109,407
4.75%, 12/1/2022	100,000	106,465
4.78%, 3/25/2038	400,000	455,108
5.05%, 3/25/2048	105,000	124,556
Eli Lilly & Co.:
3.38%, 3/15/2029	10,000	10,795
3.95%, 3/15/2049	40,000	46,241
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	50,000	51,098
3.38%, 6/1/2029	40,000	42,901
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	147,885
3.88%, 5/15/2028	115,000	126,988
5.38%, 4/15/2034	5,000	6,437
Johnson & Johnson:
2.95%, 3/3/2027	100,000	104,895
3.70%, 3/1/2046	170,000	191,770
3.75%, 3/3/2047	25,000	28,372
5.85%, 7/15/2038	24,000	33,876
McKesson Corp.:
3.80%, 3/15/2024	26,000	27,359
4.75%, 5/30/2029	122,000	136,491
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	15,498
5.90%, 11/1/2039	150,000	201,979
Merck & Co., Inc.:
2.75%, 2/10/2025	13,000	13,477
2.80%, 5/18/2023	34,000	34,988
2.90%, 3/7/2024	10,000	10,398
3.40%, 3/7/2029	50,000	54,169
3.60%, 9/15/2042	50,000	54,264
3.70%, 2/10/2045	103,000	113,893
3.88%, 1/15/2021	11,000	11,197
4.00%, 3/7/2049	15,000	17,558
Mylan, Inc. 4.55%, 4/15/2028	110,000	118,417
Novartis Capital Corp.:
2.40%, 9/21/2022	250,000	254,022
3.40%, 5/6/2024	19,000	20,126
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	51,589
Pfizer, Inc.:
1.95%, 6/3/2021	200,000	200,854
2.95%, 3/15/2024	15,000	15,567
3.00%, 6/15/2023	155,000	161,130
3.45%, 3/15/2029	25,000	26,906
3.60%, 9/15/2028	25,000	27,367
3.90%, 3/15/2039	15,000	16,911
Security Description	Principal Amount	Value
4.00%, 3/15/2049	$ 15,000	$ 17,285
4.10%, 9/15/2038	10,000	11,443
7.20%, 3/15/2039	13,000	20,409
Sanofi 4.00%, 3/29/2021	38,000	39,018
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	100,000	100,578
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	25,000	26,863
Wyeth LLC 5.95%, 4/1/2037	65,000	88,629
Zoetis, Inc.:
3.25%, 2/1/2023	99,000	102,242
4.70%, 2/1/2043	53,000	63,290
		7,203,636
PIPELINES — 3.9%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	38,850
4.45%, 7/15/2027	38,000	39,268
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (b)	10,000	10,229
5.13%, 6/30/2027	25,000	27,691
5.88%, 3/31/2025	50,000	56,298
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	59,259
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	6,831
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	66,000	67,610
4.40%, 3/15/2027	13,000	12,952
5.00%, 5/15/2044	19,000	17,431
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	19,000	19,567
7.38%, 10/15/2045	40,000	59,764
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	28,247
4.25%, 12/1/2026	50,000	55,137
Energy Transfer Operating L.P.:
4.65%, 6/1/2021	69,000	70,863
4.75%, 1/15/2026	123,000	132,932
5.20%, 2/1/2022	8,000	8,392
5.25%, 4/15/2029	71,000	79,859
5.88%, 1/15/2024	50,000	55,334
6.05%, 6/1/2041	5,000	5,641
6.63%, 10/15/2036	37,000	44,121
Series 20Y, 5.80%, 6/15/2038	2,000	2,271
Enterprise Products Operating LLC:
3.35%, 3/15/2023	11,000	11,385
3.90%, 2/15/2024	65,000	69,060
3.95%, 2/15/2027	100,000	108,095
4.20%, 1/31/2050	15,000	16,193
4.25%, 2/15/2048	30,000	32,542
4.85%, 3/15/2044	11,000	12,727

See accompanying notes to financial statements.
107

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.10%, 2/15/2045	$ 75,000	$ 89,903
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	100,000	98,895
Series H, 6.65%, 10/15/2034	5,000	6,783
EQM Midstream Partners L.P. 6.50%, 7/15/2048	50,000	46,523
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	16,000	17,104
6.38%, 3/1/2041	4,000	4,968
6.50%, 9/1/2039	3,000	3,795
Kinder Morgan, Inc.:
4.30%, 3/1/2028 (a)	65,000	70,860
5.05%, 2/15/2046	100,000	112,384
5.20%, 3/1/2048	100,000	116,078
5.55%, 6/1/2045	100,000	119,316
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	15,000	15,469
4.20%, 3/15/2045	19,000	19,058
4.20%, 10/3/2047	20,000	20,899
4.25%, 2/1/2021	2,000	2,048
MPLX L.P.:
4.13%, 3/1/2027	188,000	197,212
5.50%, 2/15/2049	25,000	28,362
6.38%, 5/1/2024 (b)	100,000	104,576
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	57,539
ONEOK Partners L.P.:
3.38%, 10/1/2022	38,000	39,020
6.13%, 2/1/2041	25,000	30,347
6.85%, 10/15/2037	20,000	25,604
ONEOK, Inc.:
3.40%, 9/1/2029	50,000	50,835
4.00%, 7/13/2027	50,000	53,086
4.35%, 3/15/2029	15,000	16,289
5.20%, 7/15/2048	50,000	57,013
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	25,000	24,907
3.61%, 2/15/2025	3,000	3,136
3.75%, 3/1/2028	20,000	20,866
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	100,000	98,550
4.65%, 10/15/2025	50,000	53,571
4.70%, 6/15/2044	11,000	10,700
4.90%, 2/15/2045	25,000	24,903
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	25,000	26,526
5.00%, 3/15/2027	150,000	165,381
5.88%, 6/30/2026	55,000	63,238
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	7,101
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	6,000	6,209
4.75%, 3/15/2024	36,000	39,196
Sunoco Logistics Partners Operations L.P.:
Security Description	Principal Amount	Value
4.40%, 4/1/2021	$ 38,000	$ 38,917
4.65%, 2/15/2022	14,000	14,622
4.95%, 1/15/2043	11,000	10,873
5.35%, 5/15/2045	101,000	108,138
5.40%, 10/1/2047	25,000	27,146
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	10,000	13,476
TransCanada PipeLines, Ltd.:
4.88%, 1/15/2026	50,000	56,090
5.00%, 10/16/2043	13,000	15,265
6.10%, 6/1/2040	100,000	132,454
6.20%, 10/15/2037	5,000	6,526
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	50,000	53,089
5.40%, 8/15/2041	100,000	116,794
Valero Energy Partners L.P. 4.38%, 12/15/2026	57,000	62,205
Western Gas Partners L.P. 5.45%, 4/1/2044	38,000	33,500
Western Midstream Operating L.P. 5.38%, 6/1/2021	19,000	19,556
Williams Cos., Inc.:
3.60%, 3/15/2022	111,000	114,048
3.70%, 1/15/2023	5,000	5,172
4.00%, 9/15/2025	3,000	3,181
4.55%, 6/24/2024	10,000	10,790
5.75%, 6/24/2044	39,000	46,033
		3,984,674
REAL ESTATE — 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	136,552
REAL ESTATE INVESTMENT TRUSTS — 3.8%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	25,000	24,711
3.45%, 4/30/2025	25,000	26,350
4.00%, 1/15/2024	96,000	102,380
4.00%, 2/1/2050	25,000	27,447
4.50%, 7/30/2029	8,000	9,026
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	25,000	25,872
American Tower Corp.:
3.38%, 5/15/2024	150,000	155,848
3.80%, 8/15/2029	15,000	16,036
4.00%, 6/1/2025	150,000	160,630
AvalonBay Communities, Inc. Series MTN, 3.30%, 6/1/2029	15,000	15,878
Boston Properties L.P.:
2.90%, 3/15/2030	20,000	19,946
3.40%, 6/21/2029	50,000	52,383
3.80%, 2/1/2024	19,000	20,101
3.85%, 2/1/2023	23,000	24,117

See accompanying notes to financial statements.
108

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 5/15/2021	$ 30,000	$ 30,711
4.50%, 12/1/2028	10,000	11,361
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	26,571
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	101,000	106,178
4.13%, 6/15/2026	38,000	40,397
Camden Property Trust:
3.15%, 7/1/2029	10,000	10,402
3.35%, 11/1/2049	10,000	10,003
4.10%, 10/15/2028	5,000	5,574
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	27,000	28,344
Crown Castle International Corp.:
2.25%, 9/1/2021	100,000	100,296
3.65%, 9/1/2027	80,000	84,723
4.00%, 11/15/2049	10,000	10,425
CubeSmart L.P. 3.13%, 9/1/2026	75,000	76,302
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	15,000	15,073
3.45%, 11/15/2029	15,000	15,069
Digital Realty Trust L.P.:
3.63%, 10/1/2022	35,000	36,185
4.45%, 7/15/2028	25,000	27,655
Duke Realty L.P.:
3.38%, 12/15/2027	15,000	15,657
4.00%, 9/15/2028	25,000	27,127
EPR Properties 3.75%, 8/15/2029	57,000	57,798
Equinix, Inc.:
2.90%, 11/18/2026	50,000	50,170
3.20%, 11/18/2029	10,000	10,044
5.38%, 5/15/2027	15,000	16,281
5.88%, 1/15/2026	107,000	113,796
ERP Operating L.P.:
2.50%, 2/15/2030	25,000	24,887
3.00%, 7/1/2029	25,000	25,891
3.50%, 3/1/2028	25,000	26,726
4.50%, 7/1/2044	16,000	19,025
Essex Portfolio L.P.:
3.00%, 1/15/2030	25,000	25,275
3.50%, 4/1/2025	25,000	26,265
4.00%, 3/1/2029	15,000	16,290
Federal Realty Investment Trust 3.20%, 6/15/2029	25,000	25,909
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	55,000	60,433
5.38%, 11/1/2023 (a)	5,000	5,453
5.38%, 4/15/2026	60,000	66,404
5.75%, 6/1/2028	5,000	5,680
HCP, Inc.:
Security Description	Principal Amount	Value
3.40%, 2/1/2025	$ 50,000	$ 52,202
4.20%, 3/1/2024	49,000	52,341
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	30,000	31,397
Healthpeak Properties, Inc. 3.00%, 1/15/2030	25,000	25,020
Highwoods Realty L.P. 4.20%, 4/15/2029	15,000	16,148
Hospitality Properties Trust:
4.38%, 2/15/2030	51,000	50,115
4.50%, 3/15/2025	18,000	18,551
Host Hotels & Resorts L.P. Series H, 3.38%, 12/15/2029	25,000	25,231
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	25,000	24,854
Kilroy Realty L.P.:
3.05%, 2/15/2030	25,000	24,750
3.45%, 12/15/2024	40,000	41,642
4.75%, 12/15/2028	15,000	17,012
Kimco Realty Corp. 2.80%, 10/1/2026	100,000	100,490
Liberty Property L.P. 4.38%, 2/1/2029	15,000	17,067
Life Storage L.P. 3.88%, 12/15/2027	25,000	26,353
Mid-America Apartments L.P.:
2.75%, 3/15/2030	25,000	24,799
3.95%, 3/15/2029	15,000	16,370
4.00%, 11/15/2025	22,000	23,858
National Retail Properties, Inc. 4.80%, 10/15/2048	15,000	18,129
Office Properties Income Trust 4.50%, 2/1/2025	19,000	19,872
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	51,000	56,849
Prologis L.P. 3.75%, 11/1/2025	62,000	67,162
Public Storage 3.39%, 5/1/2029	10,000	10,632
Realty Income Corp.:
3.25%, 6/15/2029 (a)	100,000	106,435
3.88%, 7/15/2024	16,000	17,059
Regency Centers L.P.:
2.95%, 9/15/2029	25,000	24,974
4.65%, 3/15/2049	15,000	17,751
Sabra Health Care L.P. 5.13%, 8/15/2026	50,000	54,059
Service Properties Trust 4.35%, 10/1/2024	25,000	25,738
Simon Property Group L.P.:
2.45%, 9/13/2029	25,000	24,653
3.25%, 11/30/2026	10,000	10,526
3.25%, 9/13/2049	25,000	24,309
3.38%, 10/1/2024	140,000	147,308
3.38%, 6/15/2027	72,000	76,248

See accompanying notes to financial statements.
109

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 10/1/2044	$ 3,000	$ 3,388
SITE Centers Corp. 3.63%, 2/1/2025	36,000	37,190
Spirit Realty L.P. 4.45%, 9/15/2026	49,000	52,700
STORE Capital Corp. 4.63%, 3/15/2029	15,000	16,613
UDR, Inc.:
Series MTN, 3.20%, 1/15/2030	25,000	25,540
Series MTN, 4.40%, 1/26/2029	25,000	27,877
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	25,207
3.10%, 1/15/2023	25,000	25,622
3.25%, 10/15/2026	63,000	64,720
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	55,000	57,850
Welltower, Inc.:
3.95%, 9/1/2023	163,000	172,346
4.13%, 3/15/2029	25,000	27,328
5.13%, 3/15/2043	3,000	3,496
Weyerhaeuser Co.:
4.00%, 11/15/2029	25,000	27,115
4.63%, 9/15/2023	11,000	11,847
7.38%, 3/15/2032	61,000	84,317
WP Carey, Inc.:
3.85%, 7/15/2029	25,000	26,412
4.60%, 4/1/2024	30,000	32,283
		3,946,860
RETAIL — 2.8%
AutoNation, Inc. 4.50%, 10/1/2025	19,000	20,496
AutoZone, Inc.:
2.88%, 1/15/2023	11,000	11,196
3.13%, 7/15/2023	38,000	38,987
Best Buy Co., Inc. 4.45%, 10/1/2028	30,000	32,909
Costco Wholesale Corp. 2.25%, 2/15/2022	16,000	16,172
Dollar General Corp. 3.25%, 4/15/2023	135,000	139,562
Dollar Tree, Inc. 4.00%, 5/15/2025	52,000	55,604
Home Depot, Inc.:
2.95%, 6/15/2029	50,000	52,053
3.00%, 4/1/2026	100,000	104,525
3.75%, 2/15/2024	26,000	27,801
3.90%, 6/15/2047	25,000	28,305
4.40%, 3/15/2045	50,000	59,785
5.40%, 9/15/2040	88,000	116,076
5.95%, 4/1/2041	50,000	70,509
Kohl's Corp. 3.25%, 2/1/2023	50,000	50,787
Lowe's Cos., Inc.:
3.38%, 9/15/2025	19,000	20,074
3.75%, 4/15/2021	11,000	11,203
Security Description	Principal Amount	Value
4.25%, 9/15/2044	$ 195,000	$ 211,368
4.38%, 9/15/2045	12,000	13,328
4.65%, 4/15/2042	40,000	45,862
Macy's Retail Holdings, Inc.:
3.63%, 6/1/2024	8,000	8,079
3.88%, 1/15/2022	3,000	3,063
McDonald's Corp.:
Series MTN, 3.80%, 4/1/2028	75,000	81,700
Series MTN, 4.88%, 12/9/2045	100,000	121,065
Series MTN, 6.30%, 3/1/2038	80,000	108,918
Nordstrom, Inc.:
4.00%, 10/15/2021	11,000	11,287
4.38%, 4/1/2030	10,000	10,194
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	19,000	20,115
3.90%, 6/1/2029	25,000	27,328
QVC, Inc.:
5.13%, 7/2/2022	11,000	11,564
5.95%, 3/15/2043	16,000	15,243
Starbucks Corp.:
3.10%, 3/1/2023	75,000	77,422
3.55%, 8/15/2029	50,000	54,212
4.50%, 11/15/2048	50,000	57,837
Target Corp.:
3.38%, 4/15/2029	60,000	65,217
3.90%, 11/15/2047	50,000	57,576
4.00%, 7/1/2042	58,000	66,620
TJX Cos., Inc. 2.25%, 9/15/2026	69,000	69,322
Walgreen Co. 4.40%, 9/15/2042	25,000	25,116
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	53,000	55,137
4.80%, 11/18/2044	98,000	99,618
Walmart, Inc.:
2.38%, 9/24/2029	10,000	10,039
2.85%, 7/8/2024	65,000	67,366
3.05%, 7/8/2026	25,000	26,334
3.25%, 7/8/2029	10,000	10,755
3.55%, 6/26/2025	250,000	268,282
3.70%, 6/26/2028	100,000	110,224
4.05%, 6/29/2048	100,000	118,785
4.30%, 4/22/2044	100,000	120,473
		2,905,493
SEMICONDUCTORS — 1.9%
Analog Devices, Inc.:
2.95%, 1/12/2021	45,000	45,391
3.90%, 12/15/2025	38,000	40,869
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	19,681
5.85%, 6/15/2041 (a)	51,000	69,833
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	93,000	93,764
3.63%, 1/15/2024	88,000	91,140

See accompanying notes to financial statements.
110

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 1/15/2027	$ 50,000	$ 51,944
Broadcom, Inc.:
3.13%, 4/15/2021 (b)	150,000	151,816
3.13%, 10/15/2022 (b)	5,000	5,100
3.63%, 10/15/2024 (b)	25,000	25,967
4.75%, 4/15/2029 (b)	75,000	82,013
Intel Corp.:
2.35%, 5/11/2022	25,000	25,319
2.45%, 11/15/2029	100,000	99,866
3.15%, 5/11/2027	25,000	26,488
3.25%, 11/15/2049	100,000	101,297
3.73%, 12/8/2047	100,000	110,023
4.80%, 10/1/2041	50,000	62,686
KLA Corp. 4.13%, 11/1/2021	30,000	31,013
Lam Research Corp. 3.80%, 3/15/2025	22,000	23,553
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	77,544
Micron Technology, Inc.:
4.64%, 2/6/2024	55,000	59,619
4.66%, 2/15/2030	28,000	30,843
NVIDIA Corp. 3.20%, 9/16/2026	76,000	79,776
NXP B.V./NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/2029 (b)	100,000	107,954
QUALCOMM, Inc.:
2.90%, 5/20/2024	50,000	51,605
3.25%, 5/20/2027	200,000	210,420
Texas Instruments, Inc.:
2.25%, 9/4/2029	30,000	29,592
2.63%, 5/15/2024	18,000	18,456
2.75%, 3/12/2021	19,000	19,190
3.88%, 3/15/2039	10,000	11,361
Xilinx, Inc.:
2.95%, 6/1/2024	38,000	39,083
3.00%, 3/15/2021	16,000	16,201
		1,909,407
SOFTWARE — 2.5%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	19,094
Adobe, Inc. 3.25%, 2/1/2025	57,000	60,202
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	4,000	4,167
Series 10Y, 4.25%, 5/15/2028	20,000	22,373
Fiserv, Inc.:
2.75%, 7/1/2024	25,000	25,477
3.50%, 7/1/2029	110,000	115,793
3.80%, 10/1/2023	15,000	15,845
4.20%, 10/1/2028	25,000	27,652
4.40%, 7/1/2049	60,000	68,242
Microsoft Corp.:
Security Description	Principal Amount	Value
2.40%, 8/8/2026	$ 100,000	$ 101,291
2.65%, 11/3/2022	250,000	256,090
3.45%, 8/8/2036	8,000	8,772
3.50%, 2/12/2035	50,000	55,188
3.95%, 8/8/2056	60,000	70,873
4.10%, 2/6/2037	80,000	94,474
4.45%, 11/3/2045	50,000	62,670
4.50%, 2/6/2057	100,000	129,626
4.88%, 12/15/2043	150,000	195,906
Oracle Corp.:
2.40%, 9/15/2023	100,000	101,606
2.50%, 10/15/2022	138,000	140,524
2.63%, 2/15/2023	228,000	232,834
2.65%, 7/15/2026	62,000	63,462
2.95%, 5/15/2025	100,000	104,184
3.25%, 5/15/2030	60,000	63,969
3.40%, 7/8/2024	8,000	8,441
3.80%, 11/15/2037	30,000	32,740
4.00%, 7/15/2046	75,000	83,309
4.13%, 5/15/2045	150,000	169,183
5.38%, 7/15/2040	50,000	65,113
6.13%, 7/8/2039	5,000	7,033
salesforce.com, Inc. 3.25%, 4/11/2023	100,000	103,938
VMware, Inc. 2.95%, 8/21/2022	50,000	50,959
		2,561,030
TELECOMMUNICATIONS — 4.8%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	8,195
6.13%, 3/30/2040	8,000	10,748
6.38%, 3/1/2035	38,000	51,007
AT&T, Inc.:
2.95%, 7/15/2026	50,000	51,047
3.00%, 2/15/2022	200,000	204,260
3.55%, 6/1/2024	3,000	3,154
3.88%, 1/15/2026	100,000	107,106
3.95%, 1/15/2025	100,000	107,177
4.35%, 3/1/2029	110,000	122,179
4.75%, 5/15/2046	300,000	339,240
4.80%, 6/15/2044	285,000	325,168
5.25%, 3/1/2037	175,000	209,431
5.45%, 3/1/2047	200,000	247,712
5.55%, 8/15/2041	90,000	110,688
6.38%, 3/1/2041	5,000	6,685
Bell Canada, Inc. 4.30%, 7/29/2049	10,000	11,352
Cisco Systems, Inc.:
2.95%, 2/28/2026	11,000	11,519
3.63%, 3/4/2024	26,000	27,820
5.90%, 2/15/2039	77,000	108,062
Corning, Inc.:
3.90%, 11/15/2049	25,000	25,372
4.38%, 11/15/2057	100,000	102,442

See accompanying notes to financial statements.
111

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	$ 25,000	$ 36,663
9.25%, 6/1/2032	100,000	159,052
Juniper Networks, Inc.:
3.75%, 8/15/2029	25,000	26,028
4.50%, 3/15/2024	10,000	10,820
Motorola Solutions, Inc.:
3.75%, 5/15/2022	11,000	11,361
4.00%, 9/1/2024	138,000	146,497
Orange SA 5.50%, 2/6/2044	8,000	10,608
Rogers Communications, Inc.:
4.30%, 2/15/2048	100,000	110,880
4.35%, 5/1/2049	110,000	122,919
5.00%, 3/15/2044	111,000	134,859
Telefonica Emisiones SA:
4.10%, 3/8/2027 (a)	150,000	162,408
4.57%, 4/27/2023	51,000	54,877
7.05%, 6/20/2036	60,000	84,147
TELUS Corp.:
2.80%, 2/16/2027	15,000	15,128
4.30%, 6/15/2049	15,000	16,783
Verizon Communications, Inc.:
2.63%, 8/15/2026	220,000	223,696
3.13%, 3/16/2022	187,000	191,937
3.50%, 11/1/2024	80,000	84,833
3.88%, 2/8/2029	75,000	82,736
4.02%, 12/3/2029	33,000	36,906
4.13%, 3/16/2027	150,000	166,575
4.33%, 9/21/2028	8,000	9,083
4.75%, 11/1/2041	57,000	69,107
4.86%, 8/21/2046	100,000	124,174
5.01%, 4/15/2049	150,000	191,991
5.15%, 9/15/2023	24,000	26,653
6.55%, 9/15/2043	76,000	111,684
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	50,739
4.25%, 9/17/2050	30,000	31,494
4.38%, 5/30/2028	50,000	55,421
4.38%, 2/19/2043	38,000	40,846
4.88%, 6/19/2049	50,000	57,634
5.00%, 5/30/2038	50,000	57,825
5.13%, 6/19/2059	25,000	29,398
		4,936,126
TEXTILES — 0.0% (c)
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	13,287
TOYS/GAMES/HOBBIES — 0.0% (c)
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	22,207
6.35%, 3/15/2040	19,000	22,065
		44,272
Security Description	Principal Amount	Value
TRANSPORTATION — 2.3%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027	$ 50,000	$ 53,461
3.40%, 9/1/2024	58,000	61,383
3.90%, 8/1/2046	25,000	27,508
4.15%, 12/15/2048	25,000	28,908
4.45%, 3/15/2043	15,000	17,558
4.55%, 9/1/2044	150,000	178,953
4.70%, 9/1/2045	20,000	24,445
Canadian National Railway Co.:
2.85%, 12/15/2021	11,000	11,175
3.65%, 2/3/2048	63,000	69,596
6.20%, 6/1/2036	5,000	6,959
6.90%, 7/15/2028	20,000	26,559
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,711
5.75%, 3/15/2033	8,000	10,036
6.13%, 9/15/2115	50,000	73,423
CSX Corp.:
3.25%, 6/1/2027	175,000	183,799
3.35%, 11/1/2025	8,000	8,490
3.35%, 9/15/2049	15,000	14,825
3.80%, 11/1/2046	25,000	26,463
4.50%, 3/15/2049	85,000	99,543
FedEx Corp.:
2.63%, 8/1/2022	16,000	16,209
3.10%, 8/5/2029	25,000	25,006
3.40%, 1/14/2022	10,000	10,280
3.88%, 8/1/2042	25,000	23,884
3.90%, 2/1/2035	49,000	49,692
4.10%, 4/15/2043	35,000	34,202
4.20%, 10/17/2028 (a)	25,000	27,093
4.55%, 4/1/2046	25,000	25,767
4.95%, 10/17/2048	25,000	27,387
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	65,000	69,806
Kansas City Southern 3.00%, 5/15/2023	50,000	51,102
Norfolk Southern Corp.:
3.15%, 6/1/2027	58,000	60,539
3.25%, 12/1/2021	2,000	2,044
3.40%, 11/1/2049	25,000	24,841
3.65%, 8/1/2025	80,000	85,458
3.80%, 8/1/2028	15,000	16,471
3.94%, 11/1/2047	5,000	5,370
4.15%, 2/28/2048	10,000	11,299
4.80%, 8/15/2043	3,000	3,422
5.10%, 8/1/2118	15,000	17,678
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	70,000	70,481
Series MTN, 2.90%, 12/1/2026	20,000	20,212
Series MTN, 3.50%, 6/1/2021	15,000	15,295
Series MTN, 3.65%, 3/18/2024	25,000	26,258
Union Pacific Corp.:
3.70%, 3/1/2029	30,000	32,683

See accompanying notes to financial statements.
112

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 10/1/2051	$ 75,000	$ 79,639
3.88%, 2/1/2055	30,000	31,381
4.05%, 3/1/2046	15,000	16,229
4.16%, 7/15/2022	61,000	64,212
4.30%, 6/15/2042	105,000	117,090
Series MTN, 3.55%, 8/15/2039	35,000	36,294
United Parcel Service, Inc.:
2.35%, 5/16/2022	102,000	103,136
2.80%, 11/15/2024	166,000	171,428
3.40%, 9/1/2049	15,000	15,219
4.25%, 3/15/2049	25,000	29,020
		2,350,922
TRUCKING & LEASING — 0.0% (c)
GATX Corp. 4.35%, 2/15/2024	25,000	26,636
WATER — 0.1%
American Water Capital Corp.:
3.40%, 3/1/2025	5,000	5,249
3.75%, 9/1/2028	50,000	53,883
4.15%, 6/1/2049	25,000	28,257
4.30%, 12/1/2042	8,000	9,016
Aqua America, Inc. 4.28%, 5/1/2049	15,000	16,673
United Utilities PLC 6.88%, 8/15/2028	11,000	13,270
		126,348
TOTAL CORPORATE BONDS & NOTES (Cost $97,059,551)		101,961,292
	Shares
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	584,385	584,444
State Street Navigator Securities Lending Portfolio II (h) (i)	1,448,183	1,448,183
TOTAL SHORT-TERM INVESTMENTS (Cost $2,032,627)		2,032,627
TOTAL INVESTMENTS — 101.0% (Cost $99,092,178)		103,993,919
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(1,030,757)
NET ASSETS — 100.0%		$ 102,963,162

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.
113

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$101,961,292	$—	$101,961,292
Short-Term Investments	2,032,627	—	—	2,032,627
TOTAL INVESTMENTS	$2,032,627	$101,961,292	$—	$103,993,919
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 5,015,695	$ 4,431,229	$(22)	$—	584,385	$ 584,444	$2,168
State Street Institutional U.S. Government Money Market Fund, Class G Shares	320,976	320,976	1,423,028	1,744,004	—	—	—	—	763
State Street Navigator Securities Lending Portfolio II	—	—	3,373,421	1,925,238	—	—	1,448,183	1,448,183	1,118
State Street Navigator Securities Lending Portfolio III	427,668	427,668	5,565,115	5,992,783	—	—	—	—	887
Total		$748,644	$15,377,259	$14,093,254	$(22)	$—		$2,032,627	$4,936
See accompanying notes to financial statements.
114

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.5%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2032	$ 4,159,435	$ 4,125,053
2.50%, 5/1/2028	325,338	329,312
2.50% 6/1/2028	161,623	163,673
2.50%, 10/1/2029	59,224	59,984
2.50%, 1/1/2031	207,699	210,409
2.50%, 6/1/2031	1,061,181	1,075,384
2.50%, 2/1/2033	251,777	255,015
2.50%, 9/1/2046	277,213	276,298
3.00%, 10/1/2026	228,705	234,912
3.00%, 3/1/2027	410,711	422,207
3.00%, 2/1/2029	45,439	46,758
3.00%, 7/1/2029	91,840	94,480
3.00%, 8/1/2029	265,384	273,013
3.00%, 9/1/2029	63,426	65,249
3.00%, 10/1/2030	231,309	238,275
3.00%, 11/1/2030	323,550	333,116
3.00%, 2/1/2031	1,153,088	1,185,582
3.00%, 11/1/2031	451,569	464,293
3.00%, 2/1/2032	241,738	248,688
3.00%, 1/1/2033	850,917	876,116
3.00%, 2/1/2033	393,811	405,474
3.00%, 4/1/2033	4,637,042	4,780,563
3.00%, 5/1/2033	255,588	262,727
3.00%, 4/1/2035	676,338	697,287
3.00%, 5/1/2035	211,870	218,433
3.00%, 6/1/2035	743,333	766,357
3.00%, 7/1/2035	433,798	447,235
3.00%, 4/1/2036	411,133	423,867
3.00%, 8/1/2036	946,866	974,813
3.00%, 9/1/2036	545,462	561,599
3.00%, 1/1/2038	392,403	402,753
3.00%, 2/1/2038	883,754	907,771
3.00% 11/1/2042	1,445,345	1,491,096
3.00%, 1/1/2043	890,601	918,112
3.00% 2/1/2043	1,255,487	1,294,270
3.00%, 3/1/2043	373,906	384,918
3.00%, 6/1/2043	103,662	106,715
3.00%, 7/1/2043	199,463	205,338
3.00%, 8/1/2043	100,503	103,463
3.00%, 9/1/2043	108,154	111,339
3.00%, 10/1/2043	109,250	112,467
3.00%, 12/1/2044	300,216	308,446
3.00%, 1/1/2045	1,252,350	1,287,478
3.00%, 6/1/2045	143,693	147,448
3.00% 7/1/2045	1,139,066	1,168,829
3.00%, 8/1/2045	1,051,952	1,084,448
3.00%, 5/1/2046	378,220	387,346
3.00% 6/1/2046	6,076,389	6,250,170
3.00%, 8/1/2046	279,773	286,523
3.00% 9/1/2046	4,017,032	4,113,959
3.00%, 10/1/2046	1,632,949	1,672,350
Security Description	Principal Amount	Value
3.00%, 11/1/2046	$ 462,220	$ 473,373
3.00%, 12/1/2046	971,644	994,474
3.00%, 1/1/2047	760,491	778,841
3.00% 7/1/2047	2,333,632	2,388,801
3.00%, 8/1/2048	1,914,066	1,962,900
3.00% 10/1/2049	11,409,136	11,619,167
3.50%, 3/1/2021	49,170	49,432
3.50%, 2/1/2026	180,136	187,149
3.50%, 10/1/2026	142,017	147,551
3.50%, 1/1/2029	44,068	45,823
3.50%, 6/1/2029	74,401	77,392
3.50%, 8/1/2029	44,560	46,351
3.50%, 2/1/2030	30,136	31,331
3.50%, 1/1/2034	426,684	442,603
3.50%, 3/1/2034	1,354,531	1,407,932
3.50%, 8/1/2034	461,928	480,464
3.50%, 7/1/2035	226,591	237,132
3.50%, 2/1/2039	301,368	312,965
3.50%, 3/1/2039	994,740	1,032,446
3.50%, 4/1/2039	473,218	491,571
3.50%, 2/1/2042	1,110,759	1,171,231
3.50%, 7/1/2042	22,566	23,767
3.50%, 9/1/2042	372,272	391,860
3.50%, 3/1/2043	180,710	190,343
3.50%, 5/1/2043	488,096	514,113
3.50%, 11/1/2043	92,895	97,846
3.50%, 12/1/2043	936,464	997,976
3.50%, 1/1/2044	941,619	991,163
3.50%, 5/1/2044	353,958	370,747
3.50%, 6/1/2044	200,719	210,370
3.50%, 8/1/2044	90,503	94,854
3.50%, 10/1/2044	1,433,099	1,502,001
3.50%, 11/1/2044	152,482	159,813
3.50%, 12/1/2044	345,843	362,471
3.50% 1/1/2045	759,834	795,927
3.50%, 2/1/2045	336,154	352,316
3.50% 7/1/2045	287,707	301,484
3.50%, 8/1/2045	335,315	350,685
3.50%, 10/1/2045	335,996	351,397
3.50%, 11/1/2045	246,414	257,708
3.50% 12/1/2045	943,855	989,439
3.50% 1/1/2046	673,425	705,446
3.50% 3/1/2046	1,905,540	1,992,745
3.50% 5/1/2046	852,759	889,434
3.50%, 7/1/2046	1,624,489	1,702,265
3.50% 12/1/2046	906,111	945,299
3.50%, 2/1/2047	534,882	558,015
3.50%, 6/1/2047	690,464	717,600
3.50%, 8/1/2047	721,904	750,276
3.50%, 9/1/2047	549,690	578,273
3.50%, 10/1/2047	3,653,775	3,797,372
3.50% 11/1/2047	3,615,614	3,802,253
3.50%, 12/1/2047	546,562	568,043
3.50% 5/1/2048	576,799	602,072
3.50% 6/1/2048	1,134,307	1,170,545

See accompanying notes to financial statements.
115

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/1/2048	$ 305,010	$ 314,559
3.50% 4/1/2049	4,097,657	4,214,504
3.50%, 9/1/2049	1,261,821	1,299,319
3.50%, 10/1/2049	711,946	732,424
4.00%, 5/1/2021	7,349	7,376
4.00%, 2/1/2027	479,078	500,430
4.00%, 11/1/2033	152,355	159,299
4.00%, 6/1/2035	170,720	182,052
4.00% 10/1/2040	1,435,780	1,538,956
4.00%, 12/1/2041	110,829	118,663
4.00%, 2/1/2042	296,100	316,832
4.00%, 4/1/2042	54,010	57,827
4.00%, 6/1/2042	179,990	192,783
4.00%, 10/1/2043	261,391	279,866
4.00% 5/1/2044	131,953	140,428
4.00%, 7/1/2044	232,120	247,026
4.00%, 8/1/2044	223,699	237,917
4.00%, 10/1/2044	192,911	205,300
4.00%, 11/1/2044	377,943	401,965
4.00%, 12/1/2044	53,514	56,951
4.00%, 2/1/2045	462,683	490,444
4.00%, 4/1/2045	80,051	84,907
4.00% 5/1/2045	2,076,925	2,213,127
4.00%, 10/1/2045	263,736	279,735
4.00% 12/1/2045	576,012	610,823
4.00%, 1/1/2046	1,033,083	1,095,751
4.00%, 1/1/2047	5,525,133	5,827,266
4.00%, 6/1/2047	378,898	398,586
4.00%, 7/1/2047	201,279	211,738
4.00%, 8/1/2047	687,015	722,713
4.00%, 9/1/2047	335,178	352,595
4.00%, 12/1/2047	374,102	393,541
4.00%, 4/1/2048	677,222	706,426
4.00%, 5/1/2048	726,601	757,147
4.00% 7/1/2048	756,263	788,458
4.00%, 10/1/2048	3,512,165	3,663,620
4.00%, 11/1/2048	356,716	371,712
4.00%, 12/1/2048	2,220,133	2,361,163
4.00%, 3/1/2049	2,585,433	2,701,073
4.00%, 6/1/2049	3,337,457	3,469,948
4.00% 7/1/2049	5,128,962	5,376,425
4.00%, 8/1/2049	1,082,942	1,126,451
4.00%, 9/1/2049	2,188,062	2,275,970
4.50%, 2/1/2039	79,887	86,084
4.50%, 7/1/2041	192,445	209,164
4.50%, 9/1/2041	53,953	58,640
4.50%, 10/1/2041	415,034	451,077
4.50%, 10/1/2043	113,789	123,373
4.50%, 3/1/2044	155,133	167,681
4.50%, 7/1/2044	492,855	532,722
4.50%, 10/1/2044	290,186	313,460
4.50%, 7/1/2045	458,609	498,436
4.50%, 8/1/2045	57,961	62,312
4.50%, 8/1/2046	252,640	277,889
4.50%, 7/1/2047	747,629	808,105
Security Description	Principal Amount	Value
4.50%, 12/1/2047	$ 528,980	$ 563,497
4.50%, 7/1/2048	245,075	258,594
4.50%, 8/1/2048	770,581	814,137
4.50%, 11/1/2048	150,598	159,213
4.50%, 1/1/2049	1,332,465	1,435,008
4.50%, 3/1/2049	215,114	226,980
4.50%, 5/1/2049	1,573,531	1,659,135
5.00%, 12/1/2033	419,399	461,333
5.00%, 9/1/2038	36,624	40,487
5.00%, 9/1/2039	169,137	186,789
5.00%, 12/1/2041	118,295	130,518
5.00%, 7/1/2048	661,249	709,675
5.00%, 8/1/2048	2,189,452	2,348,380
5.00%, 9/1/2048	435,890	467,812
5.50%, 9/1/2035	3,728	4,179
5.50%, 6/1/2036	8,516	9,540
5.50%, 12/1/2036	18,868	21,137
5.50%, 7/1/2037	244,279	273,649
5.50%, 4/1/2038	181,419	203,026
5.50%, 5/1/2038	3,019	3,378
5.50%, 8/1/2038	272,918	305,731
6.00%, 7/1/2040	490,599	563,234
Federal National Mortgage Association:
2.00%, 11/1/2031	193,686	192,085
2.50% 12/1/2027	1,606,179	1,624,914
2.50% 7/1/2028	450,276	455,739
2.50%, 8/1/2028	218,651	221,304
2.50%, 10/1/2028	103,761	105,020
2.50% 3/1/2029	592,497	599,525
2.50%, 2/1/2030	79,720	80,699
2.50%, 4/1/2030	396,197	401,145
2.50%, 5/1/2030	112,869	114,279
2.50%, 6/1/2030	2,000,920	2,025,913
2.50% 7/1/2030	2,996,992	3,033,389
2.50%, 8/1/2030	2,408,573	2,438,658
2.50%, 11/1/2030	363,268	367,806
2.50%, 8/1/2031	603,598	611,338
2.50%, 9/1/2031	1,268,710	1,284,979
2.50% 10/1/2031	1,230,501	1,246,279
2.50% 11/1/2031	1,247,477	1,263,314
2.50%, 12/1/2031	435,253	440,834
2.50%, 6/1/2032	2,156,659	2,184,314
2.50%, 10/1/2032	109,720	111,071
2.50%, 12/1/2032	268,106	271,406
2.50%, 12/1/2034	3,675,687	3,709,680
2.50%, 12/1/2049	3,665,413	3,624,816
3.00%, 12/1/2026	59,080	60,651
3.00%, 2/1/2027	32,448	33,311
3.00%, 8/1/2027	463,521	475,845
3.00%, 6/1/2028	1,607,766	1,651,878
3.00%, 10/1/2028	88,296	90,744
3.00%, 11/1/2028	130,153	134,015
3.00%, 6/1/2029	68,315	70,325
3.00%, 7/1/2029	130,807	134,493

See accompanying notes to financial statements.
116

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00% 8/1/2029	$ 165,383	$ 170,043
3.00%, 9/1/2029	67,617	69,522
3.00%, 10/1/2029	217,226	223,616
3.00%, 4/1/2030	197,766	203,609
3.00% 5/1/2030	1,980,389	2,034,724
3.00%, 6/1/2030	88,471	91,085
3.00%, 9/1/2030	74,390	76,588
3.00%, 12/1/2030	93,047	95,796
3.00%, 1/1/2031	486,618	501,955
3.00% 4/1/2031	472,670	486,583
3.00%, 7/1/2032	701,104	721,642
3.00%, 11/1/2032	948,159	977,465
3.00% 12/1/2032	1,258,985	1,295,156
3.00%, 1/1/2033	337,747	347,568
3.00%, 2/1/2034	352,885	362,517
3.00%, 10/1/2034	758,568	778,890
3.00% 1/1/2035	1,663,872	1,708,893
3.00%, 2/1/2035	228,656	235,405
3.00%, 2/1/2036	222,200	228,934
3.00%, 12/1/2036	389,654	404,344
3.00%, 8/1/2037	376,255	385,943
3.00%, 3/1/2038	3,244,347	3,327,883
3.00%, 9/1/2042	232,641	239,682
3.00%, 10/1/2042	428,805	441,782
3.00%, 12/1/2042	193,563	199,444
3.00%, 2/1/2043	559,182	576,104
3.00% 4/1/2043	811,169	834,539
3.00% 5/1/2043	667,475	686,706
3.00% 6/1/2043	842,535	866,810
3.00% 7/1/2043	298,627	307,231
3.00% 8/1/2043	802,712	825,840
3.00%, 9/1/2043	178,223	183,358
3.00%, 1/1/2044	97,558	100,368
3.00%, 10/1/2044	189,567	195,304
3.00%, 1/1/2045	569,355	584,919
3.00% 4/1/2045	691,323	710,770
3.00%, 5/1/2045	177,325	181,847
3.00%, 8/1/2045	843,471	867,772
3.00% 11/1/2045	565,691	580,115
3.00%, 12/1/2045	244,672	250,910
3.00%, 5/1/2046	258,605	264,683
3.00% 9/1/2046	4,946,587	5,083,881
3.00% 10/1/2046	1,728,349	1,768,968
3.00% 11/1/2046	6,764,002	6,934,813
3.00% 1/1/2047	1,814,812	1,860,369
3.00% 3/1/2047	1,091,355	1,118,844
3.00% 4/1/2047	1,247,038	1,278,231
3.00%, 7/1/2047	9,929,647	10,163,010
3.00%, 8/1/2047	1,006,639	1,030,296
3.00%, 12/1/2047	5,860,508	5,998,239
3.00%, 11/1/2049	12,786,206	12,970,865
3.00%, 1/1/2050	4,550,000	4,615,711
3.50%, 12/1/2025	106,665	110,832
3.50%, 1/1/2026	15,036	15,624
3.50%, 1/1/2027	92,306	95,912
Security Description	Principal Amount	Value
3.50%, 1/1/2028	$ 154,580	$ 160,250
3.50%, 1/1/2029	102,312	106,330
3.50%, 5/1/2029	157,253	163,477
3.50%, 10/1/2029	48,827	50,760
3.50%, 12/1/2030	147,244	153,003
3.50%, 3/1/2031	873,873	908,049
3.50%, 4/1/2032	377,700	397,172
3.50%, 5/1/2032	438,997	460,878
3.50%, 9/1/2032	1,268,670	1,328,206
3.50%, 2/1/2033	287,330	301,027
3.50%, 3/1/2033	407,339	427,190
3.50%, 5/1/2033	493,844	518,301
3.50%, 6/1/2033	333,728	346,036
3.50%, 3/1/2034	987,420	1,026,037
3.50%, 4/1/2034	623,938	651,903
3.50% 6/1/2034	498,103	520,476
3.50% 11/1/2034	2,243,621	2,336,518
3.50%, 7/1/2037	348,464	363,293
3.50%, 11/1/2037	303,602	316,504
3.50%, 12/1/2038	402,786	418,203
3.50%, 9/1/2040	1,184,030	1,240,192
3.50%, 12/1/2040	253,202	266,763
3.50%, 1/1/2041	247,179	260,418
3.50% 5/1/2042	932,362	981,431
3.50%, 6/1/2042	389,836	410,353
3.50%, 7/1/2042	204,262	215,012
3.50%, 1/1/2043	116,652	122,791
3.50%, 2/1/2043	1,314,131	1,387,546
3.50%, 4/1/2043	293,646	309,102
3.50% 5/1/2043	488,781	514,507
3.50%, 6/1/2043	872,724	918,658
3.50%, 1/1/2044	132,037	138,987
3.50%, 5/1/2044	564,588	597,638
3.50%, 8/1/2044	219,298	233,000
3.50%, 9/1/2044	367,147	386,131
3.50%, 10/1/2044	76,122	79,733
3.50% 1/1/2045	359,851	376,920
3.50% 2/1/2045	4,904,168	5,169,593
3.50%, 3/1/2045	197,648	208,698
3.50%, 4/1/2045	184,010	192,330
3.50% 5/1/2045	799,591	840,240
3.50%, 7/1/2045	2,812,659	2,939,846
3.50% 8/1/2045	7,738,340	8,130,804
3.50%, 9/1/2045	1,037,759	1,093,601
3.50% 11/1/2045	3,676,043	3,849,616
3.50% 12/1/2045	810,213	846,851
3.50% 2/1/2046	1,381,961	1,442,997
3.50%, 3/1/2046	196,450	207,021
3.50%, 4/1/2046	615,951	642,208
3.50%, 6/1/2046	547,693	571,040
3.50% 8/1/2046	8,647,630	9,063,801
3.50%, 10/1/2046	720,449	751,161
3.50% 2/1/2047	2,115,687	2,219,877
3.50%, 3/1/2047	860,136	893,382
3.50% 4/1/2047	1,012,065	1,060,853

See accompanying notes to financial statements.
117

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50% 5/1/2047	$ 6,456,891	$ 6,745,168
3.50% 9/1/2047	978,280	1,020,280
3.50%, 10/1/2047	385,215	400,104
3.50% 11/1/2047	10,650,002	11,102,029
3.50%, 12/1/2047	993,623	1,032,029
3.50% 1/1/2048	4,604,262	4,782,225
3.50% 2/1/2048	3,172,914	3,325,691
3.50%, 3/1/2048	2,304,853	2,424,731
3.50% 5/1/2048	2,616,643	2,756,315
3.50%, 6/1/2048	928,085	956,541
3.50%, 8/1/2048	321,088	338,301
3.50%, 9/1/2048	162,851	167,957
3.50% 4/1/2049	5,705,473	5,997,520
3.50%, 8/1/2049	2,170,315	2,232,741
3.50%, 10/1/2049	6,439,471	6,624,693
3.50%, 11/1/2049	3,345,781	3,442,018
4.00%, 5/1/2020	52	51
4.00%, 7/1/2021	8,589	8,663
4.00%, 8/1/2026	49,143	51,311
4.00%, 11/1/2033	196,274	205,142
4.00%, 1/1/2034	214,046	228,149
4.00%, 8/1/2034	1,157,147	1,232,116
4.00%, 5/1/2037	175,595	184,186
4.00%, 9/1/2038	453,638	475,307
4.00%, 12/1/2039	4,084,987	4,377,651
4.00%, 9/1/2040	1,313,673	1,408,070
4.00%, 10/1/2040	251,793	269,887
4.00%, 12/1/2040	208,832	223,838
4.00%, 2/1/2041	293,739	314,847
4.00% 10/1/2041	965,343	1,033,116
4.00%, 12/1/2041	99,617	106,595
4.00%, 2/1/2042	422,157	451,730
4.00%, 4/1/2042	392,023	419,630
4.00%, 9/1/2043	443,403	473,342
4.00% 10/1/2043	648,552	692,342
4.00%, 12/1/2043	133,641	142,664
4.00%, 2/1/2044	128,304	136,967
4.00%, 5/1/2044	482,246	515,884
4.00%, 6/1/2044	95,007	101,050
4.00% 7/1/2044	4,274,846	4,532,571
4.00%, 8/1/2044	428,514	468,122
4.00%, 9/1/2044	67,914	72,234
4.00% 10/1/2044	82,443	87,687
4.00%, 11/1/2044	718,227	763,913
4.00% 12/1/2044	2,083,476	2,276,970
4.00%, 3/1/2045	3,607,154	3,861,180
4.00%, 6/1/2045	658,554	700,444
4.00%, 8/1/2045	874,480	933,524
4.00% 9/1/2045	185,904	197,063
4.00% 12/1/2045	1,449,529	1,555,125
4.00%, 3/1/2046	148,657	156,777
4.00% 4/1/2046	1,006,588	1,067,757
4.00%, 6/1/2046	243,037	262,379
4.00%, 7/1/2046	385,975	407,057
4.00%, 9/1/2046	264,784	288,836
Security Description	Principal Amount	Value
4.00%, 2/1/2047	$ 303,200	$ 326,717
4.00%, 3/1/2047	284,982	303,108
4.00%, 4/1/2047	853,772	897,626
4.00%, 5/1/2047	1,254,993	1,319,455
4.00%, 6/1/2047	207,934	218,614
4.00% 7/1/2047	1,853,642	1,948,853
4.00% 8/1/2047	2,042,470	2,157,685
4.00%, 9/1/2047	650,419	683,828
4.00% 10/1/2047	6,718,747	7,063,852
4.00%, 1/1/2048	367,422	386,295
4.00%, 4/1/2048	260,193	277,445
4.00% 5/1/2048	900,344	937,602
4.00%, 7/1/2048	476,438	497,237
4.00%, 8/1/2048	865,378	901,189
4.00% 11/1/2048	5,191,732	5,412,932
4.00% 12/1/2048	9,031,065	9,404,792
4.00%, 3/1/2049	348,648	362,655
4.00%, 4/1/2049	616,181	651,909
4.00%, 5/1/2049	429,325	446,574
4.00%, 7/1/2049	445,432	463,328
4.50%, 11/1/2024	24,051	24,979
4.50%, 4/1/2031	66,349	70,930
4.50%, 9/1/2040	3,133,472	3,403,611
4.50%, 5/1/2041	169,250	183,841
4.50%, 9/1/2041	99,295	107,855
4.50%, 1/1/2042	196,941	213,918
4.50% 9/1/2043	420,431	456,492
4.50%, 10/1/2043	171,455	185,765
4.50% 12/1/2043	1,181,635	1,296,866
4.50%, 3/1/2044	64,291	69,439
4.50%, 4/1/2044	56,715	61,256
4.50%, 5/1/2044	188,064	203,760
4.50% 6/1/2044	283,446	306,142
4.50%, 10/1/2044	233,522	252,220
4.50%, 5/1/2045	470,864	519,465
4.50%, 7/1/2046	215,368	237,597
4.50%, 8/1/2046	405,053	440,703
4.50%, 8/1/2047	253,826	270,238
4.50%, 9/1/2047	504,364	536,975
4.50%, 12/1/2047	452,817	482,096
4.50%, 8/1/2048	759,945	802,888
4.50%, 9/1/2048	4,216,567	4,454,835
4.50%, 10/1/2048	288,985	305,314
4.50%, 11/1/2048	1,999,114	2,112,079
4.50%, 12/1/2048	682,925	721,516
4.50%, 2/1/2049	631,768	676,430
4.50%, 4/1/2049	1,186,146	1,250,827
4.50%, 5/1/2049	6,005,977	6,345,360
4.50%, 9/1/2049	5,136,311	5,416,397
5.00%, 6/1/2039	395,291	434,554
5.00%, 8/1/2039	467,154	515,529
5.00%, 6/1/2040	254,671	280,839
5.00%, 7/1/2040	125,876	138,810
5.00%, 9/1/2040	127,092	140,151
5.00%, 2/1/2041	85,024	93,761

See accompanying notes to financial statements.
118

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2042	$ 209,655	$ 231,197
5.00%, 7/1/2044	61,628	67,252
5.00%, 1/1/2045	70,039	76,430
5.00%, 5/1/2048	2,266,276	2,440,623
5.00%, 8/1/2048	335,787	372,608
5.00%, 9/1/2048	2,481,819	2,654,861
5.00%, 1/1/2049	429,719	459,683
5.00%, 8/1/2049	2,789,587	2,984,105
5.00%, 10/1/2049	2,977,595	3,207,599
5.50%, 1/1/2035	311,649	349,220
5.50%, 4/1/2036	156,578	175,415
5.50%, 11/1/2038	65,320	73,063
5.50%, 12/1/2038	29,557	33,070
5.50%, 12/1/2039	63,294	70,797
5.50%, 7/1/2041	137,361	153,758
6.00%, 1/1/2037	23,677	26,258
6.00%, 9/1/2037	45,491	52,189
6.00%, 9/1/2039	35,175	40,254
6.00%, 6/1/2040	83,115	95,257
6.00%, 10/1/2040	107,787	123,678
TBA, 2.50%, 1/1/2035 (a)	10,000,000	10,090,400
TBA, 2.50%, 1/1/2050 (a)	3,925,000	3,880,518
TBA, 3.00%, 1/1/2035 (a)	1,071,372	1,098,049
TBA, 3.00%, 1/1/2050 (a)	18,000,000	18,254,160
TBA, 3.50%, 1/1/2035 (a)	1,308,000	1,355,964
TBA, 3.50%, 1/1/2050 (a)	4,875,000	5,014,084
TBA, 4.00%, 1/1/2050 (a)	4,450,000	4,627,911
TBA, 4.50%, 1/1/2050 (a)	4,600,000	4,842,972
Government National Mortgage Association:
2.50%, 1/20/2043	71,802	72,703
2.50%, 12/20/2046	1,115,819	1,125,280
3.00%, 5/20/2032	453,230	465,969
3.00%, 5/15/2042	123,822	128,423
3.00%, 7/20/2042	229,208	237,418
3.00%, 8/20/2042	287,524	297,824
3.00%, 12/20/2042	293,005	303,501
3.00%, 1/20/2043	444,468	460,390
3.00%, 3/20/2043	352,074	365,167
3.00%, 4/20/2043	214,786	222,773
3.00%, 8/20/2043	621,392	644,501
3.00%, 10/20/2043	534,159	554,024
3.00%, 11/20/2044	252,821	261,505
3.00%, 12/20/2044	122,630	126,842
3.00%, 2/15/2045	116,927	120,751
3.00%, 3/15/2045	109,947	113,524
3.00%, 3/20/2045	65,191	67,398
3.00%, 4/20/2045	198,547	205,269
3.00%, 5/20/2045	256,461	265,143
3.00%, 6/20/2045	5,797,622	5,993,887
3.00%, 8/20/2045	103,242	106,737
3.00%, 9/20/2045	647,061	668,966
3.00%, 12/20/2045	289,378	299,174
3.00%, 1/20/2046	426,557	440,997
3.00% 2/20/2046	8,847,713	9,167,560
Security Description	Principal Amount	Value
3.00%, 5/20/2046	$ 363,020	$ 374,525
3.00%, 6/20/2046	4,811,995	4,964,500
3.00%, 7/20/2046	261,163	269,440
3.00%, 8/20/2046	541,541	558,704
3.00%, 9/20/2046	1,717,023	1,771,440
3.00%, 10/20/2046	1,460,590	1,506,880
3.00%, 12/20/2046	875,837	903,595
3.00%, 1/20/2047	2,422,496	2,499,271
3.00%, 2/20/2047	537,619	554,657
3.00%, 6/20/2047	167,530	172,713
3.00%, 10/20/2047	1,195,160	1,232,130
3.00%, 11/20/2047	852,431	878,799
3.00%, 1/20/2048	223,428	230,339
3.00%, 9/20/2048	714,081	736,169
3.00%, 12/20/2048	334,003	344,335
3.00%, 6/20/2049	411,562	423,294
3.00%, 9/20/2049	2,778,748	2,855,771
3.00%, 12/20/2049	2,100,000	2,158,209
3.50%, 12/20/2041	221,057	233,338
3.50%, 2/15/2042	202,385	213,157
3.50%, 4/15/2042	86,204	90,793
3.50%, 6/20/2042	505,929	532,687
3.50%, 10/20/2042	376,655	396,575
3.50%, 11/20/2042	59,310	62,446
3.50%, 2/20/2043	201,971	212,355
3.50% 3/20/2043	223,525	236,251
3.50% 4/20/2043	265,416	279,192
3.50%, 5/20/2043	210,137	220,698
3.50%, 7/20/2043	1,121,779	1,178,158
3.50%, 9/20/2043	257,946	270,910
3.50%, 10/20/2043	1,332,537	1,399,509
3.50%, 3/20/2044	153,167	160,865
3.50%, 4/20/2044	215,402	225,715
3.50%, 5/20/2044	228,803	239,757
3.50%, 6/20/2044	5,614,396	5,883,189
3.50%, 7/20/2044	115,646	121,183
3.50%, 8/20/2044	167,670	175,697
3.50%, 10/20/2044	4,314,465	4,521,023
3.50%, 12/20/2044	48,094	50,396
3.50%, 1/20/2045	1,718,684	1,800,967
3.50%, 2/20/2045	520,006	544,901
3.50%, 3/20/2045	60,199	62,834
3.50% 4/20/2045	198,790	207,549
3.50%, 5/20/2045	524,966	547,944
3.50%, 6/20/2045	107,535	112,242
3.50%, 7/20/2045	913,041	953,006
3.50%, 9/20/2045	287,770	300,366
3.50%, 10/20/2045	972,510	1,015,078
3.50%, 11/20/2045	666,650	695,830
3.50%, 12/20/2045	70,008	73,072
3.50%, 1/20/2046	241,597	252,172
3.50%, 2/20/2046	120,010	125,263
3.50%, 4/20/2046	5,584,691	5,822,985
3.50%, 5/20/2046	1,824,870	1,902,736
3.50%, 6/20/2046	1,619,938	1,689,059

See accompanying notes to financial statements.
119

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 7/20/2046	$ 4,426,946	$ 4,615,839
3.50%, 8/20/2046	1,002,452	1,045,226
3.50%, 9/20/2046	1,115,653	1,163,256
3.50%, 10/20/2046	1,234,868	1,287,559
3.50%, 12/20/2046	671,705	700,366
3.50%, 1/20/2047	249,792	260,451
3.50%, 2/20/2047	677,224	706,120
3.50%, 3/20/2047	905,832	940,906
3.50%, 5/20/2047	967,640	1,005,107
3.50%, 6/20/2047	538,834	559,698
3.50%, 7/20/2047	651,115	676,325
3.50%, 8/20/2047	1,139,087	1,183,192
3.50%, 9/20/2047	1,725,990	1,792,820
3.50%, 10/20/2047	597,654	620,795
3.50%, 12/20/2047	4,649,466	4,829,492
3.50%, 1/20/2048	3,053,576	3,171,809
3.50%, 2/20/2048	3,084,063	3,203,476
3.50%, 6/20/2048	248,794	257,941
3.50%, 8/20/2048	185,212	192,022
3.50%, 2/20/2049	305,695	316,935
3.50%, 6/20/2049	1,466,426	1,519,922
3.50%, 8/20/2049	3,855,231	3,995,872
3.50%, 9/20/2049	7,420,819	7,691,536
3.50%, 10/20/2049	1,742,456	1,806,022
4.00%, 2/15/2040	8,061	8,523
4.00%, 4/15/2040	110,651	116,984
4.00%, 11/20/2041	103,014	109,846
4.00%, 2/20/2042	114,932	122,554
4.00%, 5/20/2042	99,300	105,675
4.00%, 8/20/2042	45,897	48,844
4.00%, 8/20/2043	118,935	126,282
4.00%, 11/20/2043	747,565	793,748
4.00%, 3/20/2044	131,843	139,354
4.00%, 7/15/2044	138,235	146,218
4.00%, 7/20/2044	132,685	140,244
4.00%, 8/20/2044	315,815	333,805
4.00%, 12/20/2044	330,832	349,678
4.00%, 1/20/2045	115,724	122,316
4.00%, 2/20/2045	350,394	370,354
4.00%, 5/15/2045	71,312	75,373
4.00%, 6/15/2045	89,886	95,005
4.00%, 7/20/2045	464,129	489,048
4.00%, 8/20/2045	91,470	96,381
4.00%, 10/20/2045	177,655	187,193
4.00%, 11/20/2045	471,225	496,525
4.00%, 1/20/2046	112,097	118,116
4.00%, 4/20/2046	381,521	402,005
4.00%, 5/20/2046	835,390	880,243
4.00%, 1/20/2047	735,949	772,721
4.00%, 3/20/2047	530,668	557,183
4.00%, 4/20/2047	135,138	141,436
4.00%, 5/20/2047	332,800	348,310
4.00%, 6/20/2047	349,816	366,119
4.00%, 8/20/2047	375,654	393,161
4.00%, 9/20/2047	1,206,388	1,262,611
Security Description	Principal Amount	Value
4.00%, 11/20/2047	$ 1,977,509	$ 2,069,670
4.00%, 12/20/2047	627,500	656,745
4.00%, 2/20/2048	4,330,541	4,532,365
4.00%, 3/20/2048	7,012,376	7,339,185
4.00%, 6/20/2048	768,457	800,054
4.00%, 8/20/2048	361,508	376,373
4.00%, 9/20/2048	788,429	820,848
4.00%, 11/20/2048	1,084,827	1,129,432
4.00%, 3/20/2049	1,346,443	1,396,451
4.00%, 4/20/2049	626,995	650,282
4.00%, 5/20/2049	2,161,256	2,241,526
4.00%, 6/20/2049	6,822,943	7,076,353
4.00%, 7/20/2049	7,747,880	8,035,643
4.50%, 6/15/2039	24,411	26,418
4.50%, 4/15/2040	110,613	119,275
4.50%, 6/15/2040	87,719	94,589
4.50%, 9/20/2040	101,767	109,443
4.50%, 3/15/2041	57,443	61,941
4.50%, 6/15/2041	26,728	28,651
4.50%, 7/15/2041	41,195	44,158
4.50%, 7/20/2041	189,248	203,385
4.50%, 12/20/2041	164,784	177,214
4.50%, 10/20/2043	43,186	46,628
4.50%, 12/20/2043	116,366	125,639
4.50%, 1/20/2044	91,243	98,514
4.50%, 4/20/2044	132,296	142,839
4.50%, 5/20/2045	71,993	77,625
4.50%, 10/20/2045	106,781	115,135
4.50%, 11/20/2045	278,625	300,423
4.50%, 1/20/2046	5,370,973	5,791,157
4.50%, 6/20/2046	230,017	248,011
4.50%, 7/20/2046	127,651	137,638
4.50%, 12/20/2046	500,727	540,633
4.50%, 8/20/2047	250,799	264,155
4.50%, 12/20/2047	143,449	151,088
4.50%, 3/20/2048	178,272	187,766
4.50%, 4/20/2048	2,390,737	2,518,051
4.50%, 6/20/2048	269,330	282,710
4.50%, 8/20/2048	305,774	320,964
4.50%, 9/20/2048	597,125	626,789
4.50%, 11/20/2048	405,484	425,628
4.50%, 12/20/2048	635,297	666,857
4.50%, 4/20/2049	1,297,080	1,363,338
4.50%, 5/20/2049	1,024,545	1,076,882
4.50%, 6/20/2049	2,251,939	2,366,975
4.50%, 7/20/2049	1,451,091	1,525,217
4.50%, 9/20/2049	1,973,865	2,074,696
5.00%, 12/15/2038	36,753	40,666
5.00%, 5/15/2039	42,423	45,621
5.00%, 11/20/2042	164,204	179,591
5.00%, 3/20/2043	32,479	35,508
5.00%, 4/20/2043	78,823	86,208
5.00%, 5/20/2043	27,553	30,135
5.00%, 8/20/2043	130,531	142,734
5.00%, 5/20/2044	69,793	76,318

See accompanying notes to financial statements.
120

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/20/2044	$ 41,170	$ 45,019
5.00%, 7/20/2044	105,738	115,194
5.00%, 12/20/2045	517,578	565,966
5.00%, 4/20/2048	106,793	112,658
5.00%, 5/20/2048	719,741	759,270
5.00%, 7/20/2048	264,118	278,039
5.00%, 10/20/2048	432,300	455,085
5.00%, 1/20/2049	3,477,932	3,661,245
5.00%, 4/20/2049	1,747,636	1,839,750
5.50%, 9/15/2035	30,517	32,003
5.50%, 7/15/2038	12,365	13,295
5.50%, 3/15/2039	83,779	93,671
5.50%, 2/20/2049	293,448	313,792
6.00%, 8/15/2040	30,179	34,717
6.00%, 9/15/2040	54,258	62,603
6.00%, 1/20/2046	172,445	195,022
TBA, 3.00%, 1/1/2050 (a)	14,150,000	14,533,748
TBA, 3.50%, 1/1/2050 (a)	1,900,000	1,958,140
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $750,486,691)		753,842,475

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 8.5%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (b) (c) (Cost $64,410,525)	64,407,821	$ 64,414,262
TOTAL INVESTMENTS — 108.0% (Cost $814,897,216)		818,256,737
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.0)%		(60,686,641)
NET ASSETS — 100.0%		$ 757,570,096
(a)	When-issued security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2019.
TBA	To Be Announced

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$ —	$753,842,475	$—	$753,842,475
Short-Term Investment	64,414,262	—	—	64,414,262
TOTAL INVESTMENTS	$64,414,262	$753,842,475	$—	$818,256,737
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$436,880,111	$372,474,812	$5,226	$3,737	64,407,821	$64,414,262	$688,701
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,526,747	9,526,747	28,319,640	37,846,387	—	—	—	—	62,504
Total		$9,526,747	$465,199,751	$410,321,199	$5,226	$3,737		$64,414,262	$751,205
See accompanying notes to financial statements.
121

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2019 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$4,738,915,387	$4,930,699,218	$669,950,250
Investments in affiliated issuers, at value	269,887,204	151,171,443	8,179,305
Total Investments	5,008,802,591	5,081,870,661	678,129,555
Cash	—	73,235	38,543
Receivable for investments sold	93,422,546	44,592,256	—
Receivable for fund shares sold	41,118,129	17,643,242	6,030,630
Dividends receivable — affiliated issuers	108,430	8,886	1,537
Interest receivable — unaffiliated issuers	27,630,372	43,708,035	7,213,108
Securities lending income receivable — unaffiliated issuers	—	6,882	142
Securities lending income receivable — affiliated issuers	48,031	41,523	2,282
Receivable for foreign taxes recoverable	10,633	55,608	1,359
Other Receivable	24,712	576	—
TOTAL ASSETS	5,171,165,444	5,188,000,904	691,417,156
LIABILITIES
Due to custodian	90,708	—	—
Payable upon return of securities loaned	187,868,151	146,750,700	7,769,603
Payable for investments purchased	213,320,314	23,089,673	5,976,732
Payable for fund shares repurchased	—	35,286,483	—
Advisory fee payable	160,974	296,140	39,512
Trustees’ fees and expenses payable	6,692	9,266	2,753
Accrued expenses and other liabilities	1,737	—	2,239
TOTAL LIABILITIES	401,448,576	205,432,262	13,790,839
NET ASSETS	$4,769,716,868	$4,982,568,642	$677,626,317
NET ASSETS CONSIST OF:
Paid-in Capital	$4,649,982,652	$4,912,377,253	$664,073,743
Total distributable earnings (loss)	119,734,216	70,191,389	13,552,574
NET ASSETS	$4,769,716,868	$4,982,568,642	$677,626,317
NET ASSET VALUE PER SHARE
Net asset value per share	$ 29.37	$ 35.29	$ 30.05
Shares outstanding (unlimited amount authorized, $0.01 par value)	162,400,264	141,200,072	22,549,986
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$4,596,906,945	$4,836,100,992	$649,628,668
Investments in affiliated issuers	269,882,122	151,171,443	8,179,305
Total cost of investments	$4,866,789,067	$4,987,272,435	$657,807,973
* Includes investments in securities on loan, at value	$ 200,075,009	$ 190,383,501	$ 8,756,693
See accompanying notes to financial statements.
122

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

$1,766,962,172	$6,335,816,925	$1,821,673,150	$1,800,804,472	$1,024,845,652
99,231,004	194,265,387	2,488,731	100,353,162	34,787,298
1,866,193,176	6,530,082,312	1,824,161,881	1,901,157,634	1,059,632,950
—	71,802	—	54	—
91,685,633	41,392,060	5,993,430	40,927,511	13,564,616
—	15,405,002	—	5,699,129	—
2,519	55,395	3,481	1,895	1,403
12,455,842	52,182,006	8,339,376	5,410,293	5,248,461
—	559	1,408	—	—
20,975	44,205	10,177	21,852	13,314
—	84,718	—	—	—
—	—	—	—	49
1,970,358,145	6,639,318,059	1,838,509,753	1,953,218,368	1,078,460,793

—	—	—	—	—
99,006,805	139,297,530	—	99,881,744	33,389,775
9,726,211	104,846,115	2,019,928	20,876,000	14,431,325
81,954,277	—	5,991,503	25,646,080	—
94,600	377,346	91,764	179,313	51,502
2,550	11,499	2,596	4,068	2,685
—	—	—	—	—
190,784,443	244,532,490	8,105,791	146,587,205	47,875,287
$1,779,573,702	$6,394,785,569	$1,830,403,962	$1,806,631,163	$1,030,585,506

$1,812,257,510	$6,359,554,755	$1,823,482,116	$1,781,924,253	$1,035,569,477
(32,683,808)	35,230,814	6,921,846	24,706,910	(4,983,971)
$1,779,573,702	$6,394,785,569	$1,830,403,962	$1,806,631,163	$1,030,585,506

$ 39.03	$ 30.82	$ 29.96	$ 28.50	$ 30.95
45,600,000	207,500,000	61,100,000	63,400,450	33,300,336

$1,772,793,794	$6,273,121,733	$1,811,555,136	$1,749,155,447	$1,021,994,850
99,231,004	194,265,387	2,488,731	100,353,162	34,787,298
$1,872,024,798	$6,467,387,120	$1,814,043,867	$1,849,508,609	$1,056,782,148
$ 96,592,457	$ 143,743,222	$ —	$ 97,718,615	$ 32,694,033
123

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2019 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$82,651,447	$101,961,292	$753,842,475
Investments in affiliated issuers, at value	6,393,391	2,032,627	64,414,262
Total Investments	89,044,838	103,993,919	818,256,737
Cash	9,027	937	40
Receivable for investments sold	—	569,679	—
Receivable for fund shares sold	—	—	5,224,619
Dividends receivable — affiliated issuers	272	693	81,129
Interest receivable — unaffiliated issuers	1,346,597	950,363	2,047,175
Securities lending income receivable — unaffiliated issuers	184	79	—
Securities lending income receivable — affiliated issuers	3,569	542	—
Receivable from Adviser	26	—	6,242
Receivable for foreign taxes recoverable	1,655	669	—
TOTAL ASSETS	90,406,168	105,516,881	825,615,942
LIABILITIES
Payable upon return of securities loaned	6,108,975	1,448,183	—
Payable for investments purchased	212,331	1,100,445	68,007,819
Advisory fee payable	10,624	5,065	37,452
Trustees’ fees and expenses payable	199	26	575
TOTAL LIABILITIES	6,332,129	2,553,719	68,045,846
NET ASSETS	$84,074,039	$102,963,162	$757,570,096
NET ASSETS CONSIST OF:
Paid-in Capital	$83,486,740	$ 98,302,468	$768,087,436
Total distributable earnings (loss)	587,299	4,660,694	(10,517,340)
NET ASSETS	$84,074,039	$102,963,162	$757,570,096
NET ASSET VALUE PER SHARE
Net asset value per share	$ 26.27	$ 33.76	$ 26.12
Shares outstanding (unlimited amount authorized, $0.01 par value)	3,200,000	3,050,000	29,000,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$81,500,224	$ 97,059,551	$750,486,691
Investments in affiliated issuers	6,393,391	2,032,627	64,410,525
Total cost of investments	$87,893,615	$ 99,092,178	$814,897,216
* Includes investments in securities on loan, at value	$ 6,339,705	$ 2,103,910	$ —
See accompanying notes to financial statements.
124

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125

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR Portfolio Aggregate Bond ETF	SPDR Portfolio Intermediate Term Corporate Bond ETF	SPDR Portfolio Long Term Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 62,564,131	$ 75,030,330	$ 12,100,814
Dividend income — affiliated issuers	1,556,592	94,406	16,687
Unaffiliated securities lending income	12,804	57,557	2,195
Affiliated securities lending income	137,080	143,513	6,741
Foreign taxes withheld	—	—	(14)
TOTAL INVESTMENT INCOME (LOSS)	64,270,607	75,325,806	12,126,423
EXPENSES
Advisory fee	935,873	1,774,637	222,683
Trustees’ fees and expenses	33,592	38,885	6,492
Miscellaneous expenses	2,679	3,106	330
TOTAL EXPENSES	972,144	1,816,628	229,505
NET INVESTMENT INCOME (LOSS)	$ 63,298,463	$ 73,509,178	$ 11,896,918
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	4,917,760	4,620,328	1,601,882
Investments — affiliated issuers	(427)	(843)	(288)
In-kind redemptions — unaffiliated issuers	22,019,149	81,431,840	36,853,011
Net realized gain (loss)	26,936,482	86,051,325	38,454,605
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	12,875,313	(20,806,433)	(11,572,379)
Investments — affiliated issuers	5,082	—	—
Net change in unrealized appreciation/depreciation	12,880,395	(20,806,433)	(11,572,379)
NET REALIZED AND UNREALIZED GAIN (LOSS)	39,816,877	65,244,892	26,882,226
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$103,115,340	$138,754,070	$ 38,779,144
See accompanying notes to financial statements.
126

SPDR Portfolio Long Term Treasury ETF	SPDR Portfolio Short Term Corporate Bond ETF	SPDR Portfolio Short Term Treasury ETF	SPDR Portfolio TIPS ETF	SPDR Portfolio Intermediate Term Treasury ETF

26,281,918	$ 81,604,800	$17,026,799	$16,078,001	$ 12,747,974
36,566	266,937	22,001	16,696	13,263
—	17,096	8,035	4,351	95
30,550	115,038	22,694	75,110	42,021
—	(1,419)	—	—	—
26,349,034	82,002,452	17,079,529	16,174,158	12,803,353

665,948	2,091,020	494,363	1,128,781	398,933
17,220	44,759	11,861	14,019	11,537
1,138	3,701	624	1,173	559
684,306	2,139,480	506,848	1,143,973	411,029
$ 25,664,728	$ 79,862,972	$16,572,681	$15,030,185	$ 12,392,324

(1,528,147)	8,382,110	2,139,127	183,176	845,916
—	1,229	—	—	—
166,055,271	6,756,083	922,431	3,682,037	22,023,592
164,527,124	15,139,422	3,061,558	3,865,213	22,869,508

(109,482,896)	8,898,410	(2,721,216)	16,959,316	(20,903,031)
—	—	—	—	—
(109,482,896)	8,898,410	(2,721,216)	16,959,316	(20,903,031)
55,044,228	24,037,832	340,342	20,824,529	1,966,477
$ 80,708,956	$103,900,804	$16,913,023	$35,854,714	$ 14,358,801
127

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2019 (Unaudited)

	SPDR Portfolio High Yield Bond ETF	SPDR Portfolio Corporate Bond ETF	SPDR Portfolio Mortgage Backed Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$2,514,907	$1,515,746	$5,411,520
Dividend income — affiliated issuers	5,394	2,931	751,205
Unaffiliated securities lending income	1,662	1,170	—
Affiliated securities lending income	16,845	2,005	—
TOTAL INVESTMENT INCOME (LOSS)	2,538,808	1,521,852	6,162,725
EXPENSES
Advisory fee	59,503	26,575	150,663
Trustees’ fees and expenses	628	514	2,132
Miscellaneous expenses	54	35	181
TOTAL EXPENSES	60,185	27,124	152,976
Expenses waived/reimbursed by the Adviser	—	—	(25,110)
NET EXPENSES	60,185	27,124	127,866
NET INVESTMENT INCOME (LOSS)	$2,478,623	$1,494,728	$6,034,859
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,275	269,164	135,916
Investments — affiliated issuers	(123)	(22)	5,226
In-kind redemptions — unaffiliated issuers	139,223	—	—
Net realized gain (loss)	142,375	269,142	141,142
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	734,731	1,690,393	2,155,828
Investments — affiliated issuers	—	—	3,737
Net change in unrealized appreciation/depreciation	734,731	1,690,393	2,159,565
NET REALIZED AND UNREALIZED GAIN (LOSS)	877,106	1,959,535	2,300,707
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,355,729	$3,454,263	$8,335,566
See accompanying notes to financial statements.
128

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129

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Portfolio Aggregate Bond ETF		SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 63,298,463	$ 103,971,842	$ 73,509,178	$ 131,011,782
Net realized gain (loss)	26,936,482	1,539,150	86,051,325	19,000,484
Net change in unrealized appreciation/depreciation	12,880,395	179,126,622	(20,806,433)	195,119,035
Net increase (decrease) in net assets resulting from operations	103,115,340	284,637,614	138,754,070	345,131,301
Net equalization credits and charges	1,273,065	925,766	398,135	1,947,052
Distributions to shareholders	(77,805,399)	(104,552,985)	(86,420,986)	(128,933,172)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,595,922,310	1,538,940,962	3,546,143,166	6,158,422,510
Cost of shares redeemed	(928,624,774)	(636,645,879)	(3,402,768,093)	(4,894,232,835)
Net income equalization	(1,273,065)	(925,766)	(398,135)	(1,947,052)
Other Capital	375,924	343,812	57,724	89,243
Net increase (decrease) in net assets from beneficial interest transactions	666,400,395	901,713,129	143,034,662	1,262,331,866
Net increase (decrease) in net assets during the period	692,983,401	1,082,723,524	195,765,881	1,480,477,047
Net assets at beginning of period	4,076,733,467	2,994,009,943	4,786,802,761	3,306,325,714
NET ASSETS AT END OF PERIOD	$4,769,716,868	$4,076,733,467	$ 4,982,568,642	$ 4,786,802,761
SHARES OF BENEFICIAL INTEREST:
Shares sold	54,100,000	55,000,000	100,900,000	183,300,000
Shares redeemed	(31,500,000)	(22,600,000)	(96,800,000)	(145,600,000)
Net increase (decrease) from share transactions	22,600,000	32,400,000	4,100,000	37,700,000
See accompanying notes to financial statements.
130

SPDR Portfolio Long Term Corporate Bond ETF		SPDR Portfolio Long Term Treasury ETF		SPDR Portfolio Short Term Corporate Bond ETF
Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 11,896,918	$ 18,738,977	$ 25,664,728	$ 40,999,607	$ 79,862,972	$ 132,641,516
38,454,605	5,744,229	164,527,124	16,155,984	15,139,422	(4,411,100)
(11,572,379)	49,652,553	(109,482,896)	142,880,660	8,898,410	101,321,370
38,779,144	74,135,759	80,708,956	200,036,251	103,900,804	229,551,786
(58,786)	418,574	(682,464)	673,200	990,611	1,075,967
(14,027,017)	(18,203,823)	(29,883,932)	(38,941,692)	(93,439,375)	(129,947,147)

642,582,070	908,593,912	904,015,541	2,429,973,084	1,560,800,466	3,653,656,953
(631,778,876)	(653,432,023)	(1,554,093,614)	(1,190,031,423)	(440,419,460)	(2,784,798,044)
58,786	(418,574)	682,464	(673,200)	(990,611)	(1,075,967)
63,657	87,613	387	816	27,169	38,381
10,925,637	254,830,928	(649,395,222)	1,239,269,277	1,119,417,564	867,821,323
35,618,978	311,181,438	(599,252,662)	1,401,037,036	1,130,869,604	968,501,929
642,007,339	330,825,901	2,378,826,364	977,789,328	5,263,915,965	4,295,414,036
$ 677,626,317	$ 642,007,339	$ 1,779,573,702	$ 2,378,826,364	$6,394,785,569	$ 5,263,915,965

21,600,000	34,300,000	22,200,000	68,200,000	50,700,000	120,600,000
(21,400,000)	(24,600,000)	(38,800,000)	(33,900,000)	(14,300,000)	(91,900,000)
200,000	9,700,000	(16,600,000)	34,300,000	36,400,000	28,700,000
131

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Short Term Treasury ETF		SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19(a) (Unaudited)	Year Ended 6/30/19(a)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 16,572,681	$ 19,268,495	$ 15,030,185	$ 35,766,185
Net realized gain (loss)	3,061,558	1,538,140	3,865,213	2,746,578
Net change in unrealized appreciation/depreciation	(2,721,216)	15,263,867	16,959,316	44,962,137
Net increase (decrease) in net assets resulting from operations	16,913,023	36,070,502	35,854,714	83,474,900
Net equalization credits and charges	464,542	629,902	(675,334)	(3,353,894)
Distributions to shareholders	(19,512,782)	(18,269,257)	(24,217,382)	(40,418,451)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	581,808,876	1,167,403,081	208,200,738	650,422,709
Cost of shares redeemed	(68,933,295)	(352,594,231)	(60,033,895)	(290,347,663)
Net income equalization	(464,542)	(629,902)	675,334	3,353,894
Other Capital	3,121	479	23	169
Net increase (decrease) in net assets from beneficial interest transactions	512,414,160	814,179,427	148,842,200	363,429,109
Net increase (decrease) in net assets during the period	510,278,943	832,610,574	159,804,198	403,131,664
Net assets at beginning of period	1,320,125,019	487,514,445	1,646,826,965	1,243,695,301
NET ASSETS AT END OF PERIOD	$1,830,403,962	$1,320,125,019	$1,806,631,163	$1,646,826,965
SHARES OF BENEFICIAL INTEREST:
Shares sold	19,400,000	39,400,000	7,300,000	24,000,000
Shares redeemed	(2,300,000)	(11,900,000)	(2,100,000)	(10,600,000)
Net increase (decrease) from share transactions	17,100,000	27,500,000	5,200,000	13,400,000
(a)	After the close of trading on September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
(b)	After the close of trading on September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The historical per share activity presented here has been retroactively adjusted to reflect this split. See Note 12.
See accompanying notes to financial statements.
132

SPDR Portfolio Intermediate Term Treasury ETF		SPDR Portfolio High Yield Bond ETF		SPDR Portfolio Corporate Bond ETF
Six Months Ended 12/31/19(b) (Unaudited)	Year Ended 6/30/19(b)	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19

$ 12,392,324	$ 16,152,614	$ 2,478,623	$ 3,414,534	$ 1,494,728	$ 1,776,292
22,869,508	750,334	142,375	149,839	269,142	30,412
(20,903,031)	37,074,953	734,731	2,038,131	1,690,393	3,574,599
14,358,801	53,977,901	3,355,729	5,602,504	3,454,263	5,381,303
(572,816)	(49,843)	6,378	6,876	23,222	110,344
(14,774,530)	(14,401,057)	(2,904,163)	(3,276,538)	(1,743,555)	(1,705,771)

357,707,528	1,992,037,812	18,147,376	20,630,330	26,965,883	55,101,060
(1,032,905,510)	(906,555,687)	(10,427,071)	(12,926,207)	—	—
572,816	49,843	(6,378)	(6,876)	(23,222)	(110,344)
67	203	756	2,694	1,175	13,278
(674,625,099)	1,085,532,171	7,714,683	7,699,941	26,943,836	55,003,994
(675,613,644)	1,125,059,172	8,172,627	10,032,783	28,677,766	58,789,870
1,706,199,150	581,139,978	75,901,412	65,868,629	74,285,396	15,495,526
$ 1,030,585,506	$1,706,199,150	$ 84,074,039	$ 75,901,412	$102,963,162	$74,285,396

11,500,000	66,000,000	700,000	800,000	800,000	1,750,000
(33,400,000)	(30,600,000)	(400,000)	(500,000)	—	—
(21,900,000)	35,400,000	300,000	300,000	800,000	1,750,000
133

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 6,034,859	$ 6,843,846
Net realized gain (loss)	141,142	(356,342)
Net change in unrealized appreciation/depreciation	2,159,565	8,240,664
Net increase (decrease) in net assets resulting from operations	8,335,566	14,728,168
Net equalization credits and charges	924,667	11,992
Distributions to shareholders	(9,307,460)	(7,994,169)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	533,935,164	160,263,657
Cost of shares redeemed	—	(171,617,008)
Net income equalization	(924,667)	(11,992)
Other Capital	205,105	161,156
Net increase (decrease) in net assets from beneficial interest transactions	533,215,602	(11,204,187)
Net increase (decrease) in net assets during the period	533,168,375	(4,458,196)
Net assets at beginning of period	224,401,721	228,859,917
NET ASSETS AT END OF PERIOD	$757,570,096	$ 224,401,721
SHARES OF BENEFICIAL INTEREST:
Shares sold	20,400,000	6,300,000
Shares redeemed	—	(6,700,000)
Net increase (decrease) from share transactions	20,400,000	(400,000)
See accompanying notes to financial statements.
134

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Portfolio Aggregate Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 29.16	$ 27.88	$ 28.80	$ 29.69	$ 28.75	$ 28.95
Income (loss) from investment operations:
Net investment income (loss) (b)	0.40	0.85	0.76	0.67	0.75	0.72
Net realized and unrealized gain (loss) (c)	0.29	1.28	(0.95)	(0.80)	0.92	(0.22)
Total from investment operations	0.69	2.13	(0.19)	(0.13)	1.67	0.50
Net equalization credits and charges (b)	0.01	0.01	0.04	(0.01)	0.01	0.01
Other capital (b)	0.00(d)	0.00(d)	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.49)	(0.86)	(0.78)	(0.76)	(0.75)	(0.72)
Net asset value, end of period	$ 29.37	$ 29.16	$ 27.88	$ 28.80	$ 29.69	$ 28.75
Total return (e)	2.42%	7.88%	(0.52)%	(0.40)%	5.97%	1.77%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,769,717	$4,076,733	$2,994,010	$1,077,191	$1,377,335	$988,792
Ratios to average net assets:
Total expenses	0.04%(f)	0.04%	0.05%	0.08%	0.08%	0.14%
Net expenses	0.04%(f)	0.04%	0.05%	0.08%	0.07%	0.11%
Net investment income (loss)	2.71%(f)	3.02%	2.67%	2.31%	2.58%	2.48%
Portfolio turnover rate (g)	52%(h)	82%	150%	46%	105%	69%
(a)	On October 16, 2017, the SPDR Portfolio Aggregate Bond ETF underwent a 2-for-1 share split. The per share data presented here has been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
135

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Corporate Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 34.91	$ 33.26	$ 34.38	$ 34.73	$ 33.90	$ 34.34
Income (loss) from investment operations:
Net investment income (loss) (a)	0.51	1.10	0.96	0.91	0.91	0.89
Net realized and unrealized gain (loss) (b)	0.47	1.62	(1.14)	(0.37)	0.81	(0.45)
Total from investment operations	0.98	2.72	(0.18)	0.54	1.72	0.44
Net equalization credits and charges (a)	0.00(c)	0.02	0.01	0.02	0.02	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Distributions to shareholders from:
Net investment income	(0.60)	(1.09)	(0.95)	(0.91)	(0.91)	(0.90)
Net realized gains	—	—	—	—	(0.00)(c)	—
Total distributions	(0.60)	(1.09)	(0.95)	(0.91)	(0.91)	(0.90)
Net asset value, end of period	$ 35.29	$ 34.91	$ 33.26	$ 34.38	$ 34.73	$ 33.90
Total return (d)	2.82%	8.45%	(0.51)%	1.65%	5.23%	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,982,569	$4,786,803	$3,306,326	$2,090,046	$1,343,962	$752,581
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.08%	0.12%	0.12%	0.14%
Net investment income (loss)	2.90%(e)	3.29%	2.85%	2.65%	2.70%	2.61%
Portfolio turnover rate (f)	10%(g)	24%	30%	33%	26%	13%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
136

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Corporate Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 28.73	$ 26.15	$ 27.73	$ 27.95	$ 25.59	$ 26.97
Income (loss) from investment operations:
Net investment income (loss) (b)	0.56	1.16	1.15	1.15	1.18	1.17
Net realized and unrealized gain (loss) (c)	1.42	2.54	(1.58)	(0.23)	2.40	(1.46)
Total from investment operations	1.98	3.70	(0.43)	0.92	3.58	(0.29)
Net equalization credits and charges (b)	(0.00)(d)	0.03	(0.00)(d)	0.01	(0.05)	0.03
Other capital (b)	0.00(d)	0.01	0.00(d)	0.00(d)	0.01	0.05
Distributions to shareholders from:
Net investment income	(0.66)	(1.16)	(1.15)	(1.15)	(1.18)	(1.17)
Net asset value, end of period	$ 30.05	$ 28.73	$ 26.15	$ 27.73	$ 27.95	$ 25.59
Total return (e)	6.95%	14.81%	(1.67)%	3.50%	14.31%	(0.96)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$677,626	$642,007	$330,826	$232,916	$150,896	$337,777
Ratios to average net assets:
Total expenses	0.07%(f)	0.07%	0.08%	0.12%	0.12%	0.14%
Net investment income (loss)	3.74%(f)	4.41%	4.19%	4.22%	4.58%	4.29%
Portfolio turnover rate (g)	6%(h)	18%	21%	20%	14%	10%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Corporate Bond ETF underwent a 3-for-2 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
137

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Long Term Treasury ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 38.24	$ 35.05	$ 36.05	$ 39.83	$ 34.28	$ 33.16
Income (loss) from investment operations:
Net investment income (loss) (b)	0.46	0.98	0.94	0.88	0.90	0.94
Net realized and unrealized gain (loss) (c)	0.88	3.17	(1.03)	(3.80)	5.52	1.11
Total from investment operations	1.34	4.15	(0.09)	(2.92)	6.42	2.05
Net equalization credits and charges (b)	(0.01)	0.02	0.02	0.02	0.04	0.02
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	—	0.00(d)
Distributions to shareholders from:
Net investment income	(0.54)	(0.98)	(0.93)	(0.88)	(0.91)	(0.95)
Net asset value, end of period	$ 39.03	$ 38.24	$ 35.05	$ 36.05	$ 39.83	$ 34.28
Total return (e)	3.43%	12.24%	(0.18)%	(7.31)%	19.14%	6.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,779,574	$2,378,826	$977,789	$555,074	$446,122	$164,531
Ratios to average net assets:
Total expenses	0.06%(f)	0.06%	0.07%	0.10%	0.10%	0.11%
Net investment income (loss)	2.31%(f)	2.79%	2.66%	2.39%	2.46%	2.60%
Portfolio turnover rate (g)	5%(h)	12%	9%	10%	22%	18%
(a)	On October 16, 2017, the SPDR Portfolio Long Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
138

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Corporate Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.77	$ 30.16	$ 30.62	$ 30.76	$ 30.58	$ 30.76
Income (loss) from investment operations:
Net investment income (loss) (a)	0.41	0.85	0.63	0.53	0.48	0.39
Net realized and unrealized gain (loss) (b)	0.12	0.58	(0.49)	(0.14)	0.17	(0.16)
Total from investment operations	0.53	1.43	0.14	0.39	0.65	0.23
Net equalization credits and charges (a)	0.01	0.01	0.01	(0.01)	0.00(c)	0.00(c)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	(0.00)(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.49)	(0.83)	(0.61)	(0.52)	(0.47)	(0.38)
Net realized gains	—	—	—	—	—	(0.03)
Total distributions	(0.49)	(0.83)	(0.61)	(0.52)	(0.47)	(0.41)
Net asset value, end of period	$ 30.82	$ 30.77	$ 30.16	$ 30.62	$ 30.76	$ 30.58
Total return (d)	1.77%	4.83%	0.50%	1.25%	2.17%	0.74%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,394,786	$5,263,916	$4,295,414	$2,982,413	$3,965,398	$3,962,876
Ratios to average net assets:
Total expenses	0.07%(e)	0.07%	0.08%	0.12%	0.12%	0.12%
Net investment income (loss)	2.67%(e)	2.80%	2.08%	1.72%	1.56%	1.27%
Portfolio turnover rate (f)	23%(g)	46%	56%	67%	56%	46%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
139

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Short Term Treasury ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 30.00	$ 29.55	$ 30.15	$ 30.65	$ 30.23	$ 30.08
Income (loss) from investment operations:
Net investment income (loss) (a)	0.30	0.71	0.50	0.30	0.28	0.23
Net realized and unrealized gain (loss) (b)	0.01	0.42	(0.69)	(0.50)	0.42	0.12
Total from investment operations	0.31	1.13	(0.19)	(0.20)	0.70	0.35
Net equalization credits and charges (a)	0.01	0.02	0.02	0.00(c)	0.00(c)	0.02
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	—	0.00(c)
Distributions to shareholders from:
Net investment income	(0.36)	(0.70)	(0.43)	(0.30)	(0.28)	(0.22)
Net realized gains	—	—	—	—	(0.00)(c)	(0.00)(c)
Total distributions	(0.36)	(0.70)	(0.43)	(0.30)	(0.28)	(0.22)
Net asset value, end of period	$ 29.96	$ 30.00	$ 29.55	$ 30.15	$ 30.65	$ 30.23
Total return (d)	1.06%	3.97%	(0.57)%	(0.67)%	2.33%	1.23%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,830,404	$1,320,125	$487,514	$138,690	$91,957	$54,413
Ratios to average net assets:
Total expenses	0.06%(e)	0.06%	0.07%	0.10%	0.10%	0.11%
Net investment income (loss)	2.01%(e)	2.39%	1.67%	1.00%	0.93%	0.76%
Portfolio turnover rate (f)	27%(g)	52%	96%	33%	40%	35%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
140

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio TIPS ETF
	Six Months Ended 12/31/19(a) (Unaudited)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 28.30	$ 27.76	$ 28.09	$ 29.05	$ 27.94	$ 28.69
Income (loss) from investment operations:
Net investment income (loss) (b)	0.25	0.65	0.75	0.64	0.34	(0.04)
Net realized and unrealized gain (loss) (c)	0.37	0.70	(0.11)	(0.87)	0.90	(0.46)
Total from investment operations	0.62	1.35	0.64	(0.23)	1.24	(0.50)
Net equalization credits and charges (b)	(0.01)	(0.06)	(0.06)	(0.00)(d)	(0.01)	(0.02)
Other capital (b)	0.00(d)	0.00(d)	—	(0.00)(d)	—	—
Distributions to shareholders from:
Net investment income	(0.41)	(0.75)	(0.91)	(0.73)	(0.12)	(0.23)
Net asset value, end of period	$ 28.50	$ 28.30	$ 27.76	$ 28.09	$ 29.05	$ 27.94
Total return (e)	2.16%	4.74%	2.10%	(0.82)%	4.42%	(1.84)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,806,631	$1,646,827	$1,243,695	$921,344	$691,343	$653,662
Ratios to average net assets:
Total expenses	0.14%(f)	0.15%	0.15%	0.15%	0.15%	0.17%
Net investment income (loss)	1.78%(f)	2.38%	2.69%	2.22%	1.21%	(0.12)%
Portfolio turnover rate (g)	7%(h)	14%	15%	18%	17%	18%
(a)	On September 20, 2019, the SPDR Portfolio TIPS ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
141

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Intermediate Term Treasury ETF
	Six Months Ended 12/31/19(a) (Unaudited)	Year Ended 6/30/19(a)	Year Ended 6/30/18(a)	Year Ended 6/30/17(a)	Year Ended 6/30/16(a)	Year Ended 6/30/15(a)
Net asset value, beginning of period	$ 30.91	$ 29.35	$ 30.02	$ 30.83	$ 30.03	$ 29.86
Income (loss) from investment operations:
Net investment income (loss) (b)	0.29	0.66	0.49	0.38	0.38	0.34
Net realized and unrealized gain (loss) (c)	0.10	1.57	(0.70)	(0.81)	0.79	0.16
Total from investment operations	0.39	2.23	(0.21)	(0.43)	1.17	0.50
Net equalization credits and charges (b)	(0.01)	(0.00)(d)	0.01	0.00(d)	—(d)	0.01
Other capital (b)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)	0.00(d)
Distributions to shareholders from:
Net investment income	(0.34)	(0.67)	(0.47)	(0.38)	(0.37)	(0.34)
Net asset value, end of period	$ 30.95	$ 30.91	$ 29.35	$ 30.02	$ 30.83	$ 30.03
Total return (e)	1.23%	7.73%	(0.67)%	(1.42)%	3.92%	1.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,030,586	$1,706,199	$581,140	$444,299	$437,789	$294,311
Ratios to average net assets:
Total expenses	0.06%(f)	0.09%	0.10%	0.10%	0.10%	0.12%
Net investment income (loss)	1.86%(f)	2.22%	1.65%	1.26%	1.24%	1.13%
Portfolio turnover rate (g)	10%(h)	24%	61%	25%	33%	27%
(a)	On September 20, 2019, the SPDR Portfolio Intermediate Term Treasury ETF underwent a 2-for-1 share split. The per share data presented here have been retroactively adjusted to reflect this split. See Note 12.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.
142

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio High Yield Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 26.17	$ 25.33	$ 26.45	$ 25.93	$ 25.68	$ 26.58
Income (loss) from investment operations:
Net investment income (loss) (a)	0.82	1.24	1.08	1.11	1.07	1.02
Net realized and unrealized gain (loss) (b)	0.24	0.80	(1.09)	0.52	0.28	(0.97)
Total from investment operations	1.06	2.04	(0.01)	1.63	1.35	0.05
Net equalization credits and charges (a)	0.00(c)	0.00(c)	(0.03)	0.00(c)	(0.01)	(0.02)
Other capital (a)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.07
Distributions to shareholders from:
Net investment income	(0.96)	(1.20)	(1.08)	(1.11)	(1.09)	(0.98)
Net realized gains	—	—	—	—	—	(0.02)
Total distributions	(0.96)	(1.20)	(1.08)	(1.11)	(1.09)	(1.00)
Net asset value, end of period	$ 26.27	$ 26.17	$ 25.33	$ 26.45	$ 25.93	$ 25.68
Total return (d)	4.14%	8.30%	(0.19)%	6.42%	5.39%	0.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$84,074	$75,901	$65,869	$44,964	$36,296	$43,664
Ratios to average net assets:
Total expenses	0.15%(e)	0.34%	0.40%	0.40%	0.40%	0.40%
Net expenses	—%	0.26%	0.30%	0.30%	0.30%	0.30%
Net investment income (loss)	6.25%(e)	4.89%	4.15%	4.25%	4.27%	3.88%
Portfolio turnover rate (f)	22%(g)	75%	29%	24%	36%	16%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
143

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Corporate Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 33.02	$ 30.99	$ 32.25	$ 32.57	$ 31.53	$ 32.28
Income (loss) from investment operations:
Net investment income (loss) (a)	0.57	1.19	1.03	0.99	0.97	0.96
Net realized and unrealized gain (loss) (b)	0.83	1.93	(1.25)	(0.33)	1.04	(0.88)
Total from investment operations	1.40	3.12	(0.22)	0.66	2.01	0.08
Net equalization credits and charges (a)	0.01	0.07	(0.01)	0.01	0.00(c)	0.01
Other capital (a)	0.00(c)	0.01	—	0.00(c)	0.00(c)	0.14
Distributions to shareholders from:
Net investment income	(0.67)	(1.17)	(1.03)	(0.99)	(0.97)	(0.98)
Net asset value, end of period	$ 33.76	$ 33.02	$ 30.99	$ 32.25	$ 32.57	$ 31.53
Total return (d)	4.31%	10.61%	(0.76)%	2.11%	6.56%	0.67%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$102,963	$74,285	$15,496	$29,029	$26,060	$25,220
Ratios to average net assets:
Total expenses	0.06%(e)	0.06%	0.16%	0.16%	0.16%	0.16%
Net investment income (loss)	3.37%(e)	3.81%	3.23%	3.09%	3.09%	2.98%
Portfolio turnover rate (f)	10%(g)	29%	41%	36%	20%	8%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
144

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Portfolio Mortgage Backed Bond ETF
	Six Months Ended 12/31/19 (Unaudited)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17	Year Ended 6/30/16	Year Ended 6/30/15
Net asset value, beginning of period	$ 26.09	$ 25.43	$ 26.27	$ 27.18	$ 26.93	$ 27.41
Income (loss) from investment operations:
Net investment income (loss) (a)	0.32	0.75	0.64	0.54	0.82	0.79
Net realized and unrealized gain (loss) (b)	0.13	0.76	(0.67)	(0.68)	0.23	(0.22)
Total from investment operations	0.45	1.51	(0.03)	(0.14)	1.05	0.57
Net equalization credits and charges (a)	0.05	0.00(c)	(0.00)(c)	0.01	0.02	(0.01)
Other capital (a)	0.01	0.02	0.01	0.01	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(0.48)	(0.87)	(0.82)	(0.79)	(0.79)	(0.77)
Net realized gains	—	—	—	—	—	(0.27)
Return of Capital	—	—	—	—	(0.04)	—
Total distributions	(0.48)	(0.87)	(0.82)	(0.79)	(0.83)	(1.04)
Net asset value, end of period	$ 26.12	$ 26.09	$ 25.43	$ 26.27	$ 27.18	$ 26.93
Total return (d)	1.98%	6.21%	(0.07)%	(0.44)%	4.08%	2.03%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$757,570	$224,402	$228,860	$225,933	$225,585	$150,787
Ratios to average net assets:
Total expenses	0.06%(e)	0.06%	0.19%	0.20%	0.20%	0.20%
Net expenses	0.05%(e)	0.05%	0.18%	0.18%	0.16%	0.20%
Net investment income (loss)	2.40%(e)	2.96%	2.47%	2.03%	3.05%	2.88%
Portfolio turnover rate (f)	174%(g)	245%	175%	323%	356%	221%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.
145

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2019 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2019, the Trust consists of eighty-one (81) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SPDR Portfolio Intermediate Term Treasury ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SPDR Portfolio High Yield Bond ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SPDR Portfolio Corporate Bond ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SPDR Portfolio Mortgage Backed Bond ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
Each Fund is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services
146

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2019, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
147

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2019, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Equalization
Certain Funds in the Trust follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
The following Funds utilized equalization during the period ended December 31, 2019:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Long Term Treasury ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio Short Term Treasury ETF
SPDR Portfolio TIPS ETF
SPDR Portfolio Intermediate Term Treasury ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Securities and Other Investments
Delayed Delivery Transactions and When-Issued Securities
During the period , certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of
148

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Mortgage Dollar Rolls
The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF may enter into mortgage dollar roll transactions with respect to mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities on a fixed date.
The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF receive compensation as consideration for entering into the commitment to repurchase.
The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF are able to repurchase them. There can be no assurance that the use of the cash received from a mortgage dollar roll will provide a return that exceeds its costs. The use of to-be announced (“TBA”) mortgage dollar rolls may cause the SPDR Portfolio Aggregate Bond ETF and the SPDR Portfolio Mortgage Backed Bond ETF to experience higher transaction costs.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Portfolio Aggregate Bond ETF	0.04%
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Corporate Bond ETF	0.07
SPDR Portfolio Long Term Treasury ETF	0.06
SPDR Portfolio Short Term Corporate Bond ETF	0.07
SPDR Portfolio Short Term Treasury ETF	0.06
SPDR Portfolio TIPS ETF	0.12(1)
SPDR Portfolio Intermediate Term Treasury ETF	0.06
SPDR Portfolio High Yield Bond ETF	0.15
SPDR Portfolio Corporate Bond ETF	0.06
SPDR Portfolio Mortgage Backed Bond ETF	0.06
(1)	Effective September 23, 2019, the management fee of the Fund was reduced from 0.15% to 0.12% of the Fund’s average daily net assets.
The Adviser pays all the operating expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Independent Trustees (including any Trustees’ counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until October 31, 2020.
149

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2019 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2019, were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Aggregate Bond ETF	$2,461,440,808	$2,293,525,828	$ 137,895,640	$ 99,682,183
SPDR Portfolio Intermediate Term Corporate Bond ETF	—	—	517,044,539	543,750,250
SPDR Portfolio Long Term Corporate Bond ETF	—	—	42,793,214	38,512,057
SPDR Portfolio Long Term Treasury ETF	105,960,155	100,835,327	—	—
SPDR Portfolio Short Term Corporate Bond ETF	—	—	1,374,966,418	1,370,491,096
150

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
SPDR Portfolio Short Term Treasury ETF	$ 447,935,061	$ 435,955,523	$ —	$ —
SPDR Portfolio TIPS ETF	111,120,234	120,663,603	—	—
SPDR Portfolio Intermediate Term Treasury ETF	139,091,997	136,211,684	—	—
SPDR Portfolio High Yield Bond ETF	—	—	17,404,542	17,554,187
SPDR Portfolio Corporate Bond ETF	—	—	9,392,863	8,943,623
SPDR Portfolio Mortgage Backed Bond ETF	1,299,104,652	887,295,167	—	—
For the period ended December 31, 2019, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Portfolio Aggregate Bond ETF	$1,106,306,429	$ 648,062,912	$ 22,019,149
SPDR Portfolio Intermediate Term Corporate Bond ETF	3,506,370,407	3,332,102,395	81,431,840
SPDR Portfolio Long Term Corporate Bond ETF	631,511,782	624,071,895	36,853,011
SPDR Portfolio Long Term Treasury ETF	896,504,643	1,542,534,616	166,055,271
SPDR Portfolio Short Term Corporate Bond ETF	1,544,695,625	433,104,875	6,756,083
SPDR Portfolio Short Term Treasury ETF	569,627,000	68,551,911	922,431
SPDR Portfolio TIPS ETF	208,658,776	60,318,266	3,682,037
SPDR Portfolio Intermediate Term Treasury ETF	355,558,977	1,026,135,179	22,023,592
SPDR Portfolio High Yield Bond ETF	17,605,396	10,256,290	139,223
SPDR Portfolio Corporate Bond ETF	26,327,221	—	—
SPDR Portfolio Mortgage Backed Bond ETF	118,810,575	—	—
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cashexcept for certain funds that invest in TBAs or mortgage backed securities. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2019, SSGA FM has analyzed each Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
151

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Portfolio Aggregate Bond ETF	$4,866,819,751	$148,321,836	$ 6,338,996	$141,982,840
SPDR Portfolio Intermediate Term Corporate Bond ETF	4,987,280,963	95,863,990	1,274,292	94,589,698
SPDR Portfolio Long Term Corporate Bond ETF	657,808,860	22,062,053	1,741,358	20,320,695
SPDR Portfolio Long Term Treasury ETF	1,872,035,117	7,238,424	13,080,365	(5,841,941)
SPDR Portfolio Short Term Corporate Bond ETF	6,467,387,120	62,880,290	185,098	62,695,192
SPDR Portfolio Short Term Treasury ETF	1,814,114,464	10,621,364	573,947	10,047,417
SPDR Portfolio TIPS ETF	1,849,985,340	51,172,294	—	51,172,294
SPDR Portfolio Intermediate Term Treasury ETF	1,056,782,148	3,983,355	1,132,553	2,850,802
SPDR Portfolio High Yield Bond ETF	87,902,695	2,685,945	1,543,802	1,142,143
SPDR Portfolio Corporate Bond ETF	99,092,178	4,994,265	92,524	4,901,741
SPDR Portfolio Mortgage Backed Bond ETF	814,898,492	4,331,712	973,467	3,358,245
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2019, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Portfolio Aggregate Bond ETF	$ 200,075,009	$ 187,868,151	$ 16,540,215	$ 204,408,366
SPDR Portfolio Intermediate Term Corporate Bond ETF	190,383,501	146,750,700	47,687,678	194,438,378
SPDR Portfolio Long Term Corporate Bond ETF	8,756,693	7,769,603	1,210,008	8,979,611
SPDR Portfolio Long Term Treasury ETF	96,592,457	99,006,805	—	99,006,805
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
SPDR Portfolio Short Term Corporate Bond ETF	$143,743,222	$139,297,530	$ 7,396,672	$146,694,202
SPDR Portfolio TIPS ETF	97,718,615	99,881,744	—	99,881,744
SPDR Portfolio Intermediate Term Treasury ETF	32,694,033	33,389,775	—	33,389,775
SPDR Portfolio High Yield Bond ETF	6,339,705	6,108,975	372,760	6,481,735
SPDR Portfolio Corporate Bond ETF	2,103,910	1,448,183	703,722	2,151,905
		Remaining Contractual Maturity of the Agreements As of December 31, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Portfolio Aggregate Bond ETF	Corporate Bonds & Notes	$ 55,842,397	$—	$—	$—	$ 55,842,397	$ 55,842,397
SPDR Portfolio Aggregate Bond ETF	Foreign Government Obligations	15,819,892	—	—	—	15,819,892	15,819,892
SPDR Portfolio Aggregate Bond ETF	U.S. Government Agency Obligations	15,109,483	—	—	—	15,109,483	15,109,483
SPDR Portfolio Aggregate Bond ETF	U.S. Treasury Obligations	101,096,379	—	—	—	101,096,379	101,096,379
SPDR Portfolio Intermediate Term Corporate Bond ETF	Corporate Bonds & Notes	146,750,700	—	—	—	146,750,700	146,750,700
SPDR Portfolio Long Term Corporate Bond ETF	Corporate Bonds & Notes	7,769,603	—	—	—	7,769,603	7,769,603
SPDR Portfolio Long Term Treasury ETF	U.S. Treasury Obligations	99,006,805	—	—	—	99,006,805	99,006,805
SPDR Portfolio Short Term Corporate Bond ETF	Corporate Bonds & Notes	139,297,530	—	—	—	139,297,530	139,297,530
SPDR Portfolio TIPS ETF	U.S. Treasury Obligations	99,881,744	—	—	—	99,881,744	99,881,744
SPDR Portfolio Intermediate Term Treasury ETF	U.S. Treasury Obligations	33,389,775	—	—	—	33,389,775	33,389,775
SPDR Portfolio High Yield Bond ETF	Corporate Bonds & Notes	6,108,975	—	—	—	6,108,975	6,108,975
SPDR Portfolio Corporate Bond ETF	Corporate Bonds & Notes	1,448,183	—	—	—	1,448,183	1,448,183
10.    Line of Credit
Certain Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2020 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2019:
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
SPDR Portfolio Short Term Corporate Bond ETF
SPDR Portfolio High Yield Bond ETF
SPDR Portfolio Corporate Bond ETF
SPDR Portfolio Mortgage Backed Bond ETF
153

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2019 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of December 31, 2019.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
12.    Stock Splits
The Board authorized a 2-for-1 stock split, for both the SPDR Portfolio TIPS ETF and SPDR Portfolio Intermediate Term Treasury ETF, effective after the close of trading on September 20, 2019 for the shareholders of record on September 18, 2019. The impact of the stock splits was to increase the number of shares outstanding by a factor of 2, while decreasing the NAV per share by the corresponding factor noted above, resulting in no effect to the net assets of the aforementioned Funds. The financial statements and financial highlights of the aforementioned Funds have been adjusted to reflect the stock splits.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
154

SPDR SERIES TRUST
OTHER INFORMATION
December 31, 2019 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2019 to December 31, 2019.
The table below illustrates your Fund's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Portfolio Aggregate Bond ETF	0.04%	$1,024.20	$0.20	$1,024.90	$0.20
SPDR Portfolio Intermediate Term Corporate Bond ETF	0.07	1,028.20	0.36	1,024.80	0.36
SPDR Portfolio Long Term Corporate Bond ETF	0.07	1,069.50	0.36	1,024.80	0.36
SPDR Portfolio Long Term Treasury ETF	0.06	1,034.30	0.31	1,024.80	0.31
SPDR Portfolio Short Term Corporate Bond ETF	0.07	1,017.70	0.36	1,024.80	0.36
SPDR Portfolio Short Term Treasury ETF	0.06	1,010.60	0.30	1,024.80	0.31
SPDR Portfolio TIPS ETF	0.14	1,021.60	0.71	1,024.40	0.71
SPDR Portfolio Intermediate Term Treasury ETF	0.06	1,012.30	0.30	1,024.80	0.31
SPDR Portfolio High Yield Bond ETF	0.15	1,041.40	0.77	1,024.40	0.76
SPDR Portfolio Corporate Bond ETF	0.06	1,043.10	0.31	1,024.80	0.31
SPDR Portfolio Mortgage Backed Bond ETF	0.05	1,019.80	0.25	1,024.90	0.25
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 366.
155

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
December 31, 2019 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ liquidity risk management program. At a board meeting during the fiscal period, SSGA FM provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation, including:
•	the program supported each Fund’s ability to honor redemption requests timely;
•	the program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the program during the period;
•	the implementation of the program was effective to manage each Fund’s liquidity risk; and
•	the program operated adequately during the period.
There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.spdrs.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds' website at www.spdrs.com.
Quarterly Portfolio Schedule
Following the Funds' first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).
Full Portfolio Schedule
The complete schedule of portfolio holdings for the following Funds is available on the Funds’website at www.spdrs.com, without charge, upon request by calling 1-866-787-2257 (toll-free) and on the SEC’s website at www.sec.gov.
SPDR Portfolio Aggregate Bond ETF
SPDR Portfolio Intermediate Term Corporate Bond ETF
SPDR Portfolio Long Term Corporate Bond ETF
156

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SPDR Series Trust
Trustees
Bonny E. Boatman
Dwight D. Churchill
Frank Nesvet, Chairman
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
ssga.com | spdrs.com
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETF's net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
“ICE Data” and “the ICE BofAML U.S. High Yield Index” (the “Index”) are trademarks of Ice Data Indices, LLC or its affiliates, and have been licensed for use by SSGA. ICE Data has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product, nor makes any representation or warranty, express or implied, to the owners of the licensee’s products or any member of the public regarding the licensee’s products or the advisability of investing in the licensees products, particularly the ability of the Index to track performance of any market or strategy. ICE DATA DOES NOT GUARANTEE THE ACCURACY
AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND ICE DATA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS THEREIN.
Standard & Poor’s, S& P and SPDR are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by S&P Dow Jones Indices LLC (SPDJI) and sublicensed for certain purposes by State Street Corporation. State Street Corporation’s financial products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and third party licensors and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability in relation thereto, including for any errors, omissions, or interruptions of any index.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.
© 2020 State Street Corporation - All Rights Reserved
SPDRPORTFISAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)

The Schedules of Investments for the SPDR Portfolio S&P 600 Small Cap ETF, SPDR Portfolio S&P 1500 Composite Stock Market ETF, SPDR Bloomberg Barclays High Yield Bond ETF, SPDR Bloomberg Barclays Short Term High Yield Bond ETF, SPDR Nuveen Bloomberg Barclays Municipal Bond ETF, SPDR Nuveen Bloomberg Barclays Short Term Municipal Bond ETF, SPDR Portfolio Aggregate Bond ETF, SPDR Portfolio Intermediate Term Corporate Bond ETF and SPDR Portfolio Long Term Corporate Bond ETF are listed below. Summary Schedules of Investments for these funds as well as the Schedules of Investments for the remaining series of the registrant are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.0%
AAR Corp.	13,027	$ 587,518
Aerojet Rocketdyne Holdings, Inc. (a)	45,388	2,072,416
AeroVironment, Inc. (a)	15,231	940,362
Astronics Corp. (a)	18,044	504,330
Axon Enterprise, Inc. (a)	35,388	2,593,233
Cubic Corp.	17,104	1,087,301
Ducommun, Inc. (a)	8,716	440,419
Kratos Defense & Security Solutions, Inc. (a)	60,949	1,097,691
Mercury Systems, Inc. (a)	31,610	2,184,567
Moog, Inc. Class A	2,181	186,105
National Presto Industries, Inc.	3,412	301,587
Park Aerospace Corp.	9,517	154,842
Parsons Corp. (a)	50,291	2,076,012
Triumph Group, Inc.	33,468	845,736
Vectrus, Inc. (a)	8,675	444,681
Wesco Aircraft Holdings, Inc. (a)	43,644	480,957
		15,997,757
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	38,524	903,773
Atlas Air Worldwide Holdings, Inc. (a)	16,728	461,191
Echo Global Logistics, Inc. (a)	13,848	286,654
Forward Air Corp.	16,851	1,178,727
Hub Group, Inc. Class A (a)	19,681	1,009,438
Radiant Logistics, Inc. (a)	23,435	130,533
		3,970,316
AIRLINES — 0.5%
Allegiant Travel Co.	7,764	1,351,247
Hawaiian Holdings, Inc.	30,114	882,039
JetBlue Airways Corp. (a)	153,364	2,870,974
SkyWest, Inc.	29,817	1,927,073
Spirit Airlines, Inc. (a)	34,652	1,396,822
		8,428,155
AUTO COMPONENTS — 1.0%
American Axle & Manufacturing Holdings, Inc. (a)	73,889	795,046
Cooper Tire & Rubber Co.	31,120	894,700
Cooper-Standard Holdings, Inc. (a)	11,756	389,829
Dana, Inc.	88,410	1,609,062
Dorman Products, Inc. (a)	16,180	1,225,150
Fox Factory Holding Corp. (a)	24,472	1,702,517
Garrett Motion, Inc. (a)	32,029	319,970
Gentherm, Inc. (a)	13,237	587,590
Goodyear Tire & Rubber Co.	117,328	1,825,037
LCI Industries	14,549	1,558,634
Modine Manufacturing Co. (a)	29,986	230,892
Motorcar Parts of America, Inc. (a)	11,718	258,148
Standard Motor Products, Inc.	14,279	759,928
Stoneridge, Inc. (a)	17,920	525,414
Security Description	Shares	Value
Tenneco, Inc. Class A	36,467	$ 477,718
Veoneer, Inc. (a) (b)	58,090	907,366
Visteon Corp. (a)	16,748	1,450,209
		15,517,210
AUTOMOBILES — 0.2%
Thor Industries, Inc. (b)	31,763	2,359,673
Winnebago Industries, Inc.	19,059	1,009,746
		3,369,419
BANKS — 9.8%
1st Constitution Bancorp	5,151	113,992
1st Source Corp.	13,126	680,977
ACNB Corp.	6,912	261,412
Allegiance Bancshares, Inc. (a) (b)	10,006	376,226
Amerant Bancorp, Inc. (a) (b)	17,669	385,007
American National Bankshares, Inc.	6,428	254,356
Ameris Bancorp	39,652	1,686,796
Arrow Financial Corp.	12,491	472,160
Associated Banc-Corp.	77,587	1,710,017
Atlantic Capital Bancshares, Inc. (a)	21,973	403,205
Atlantic Union Bankshares Corp.	50,419	1,893,233
Banc of California, Inc.	23,090	396,686
BancFirst Corp.	9,553	596,489
Bancorp, Inc. (a)	37,104	481,239
BancorpSouth Bank	57,639	1,810,441
Bank of Commerce Holdings	12,230	141,501
Bank of Hawaii Corp.	24,299	2,312,293
Bank of Marin Bancorp	6,591	296,925
Bank OZK	58,834	1,794,731
BankFinancial Corp.	13,277	173,663
BankUnited, Inc.	44,993	1,644,944
Banner Corp.	22,686	1,283,801
BCB Bancorp, Inc.	9,623	132,701
Berkshire Hills Bancorp, Inc.	19,278	633,861
Boston Private Financial Holdings, Inc.	54,415	654,612
Bridge Bancorp, Inc.	10,740	360,112
Brookline Bancorp, Inc.	58,053	955,552
Bryn Mawr Bank Corp.	16,313	672,748
C&F Financial Corp.	2,656	146,956
Cadence BanCorp	66,364	1,203,179
Camden National Corp.	13,076	602,281
Capital City Bank Group, Inc.	5,597	170,708
Capstar Financial Holdings, Inc.	5,823	96,953
Carolina Financial Corp.	15,483	669,330
Cathay General Bancorp	47,015	1,788,921
CenterState Bank Corp.	76,367	1,907,648
Central Pacific Financial Corp.	12,503	369,839
Central Valley Community Bancorp	8,566	185,625
Chemung Financial Corp.	2,843	120,827
CIT Group, Inc.	45,431	2,073,016
Citizens & Northern Corp.	11,192	316,174
City Holding Co.	11,100	909,645

1

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Civista Bancshares, Inc.	7,167	$ 172,008
CNB Financial Corp.	11,096	362,617
Codorus Valley Bancorp, Inc.	8,399	193,429
Columbia Banking System, Inc.	43,769	1,780,742
Community Bank System, Inc.	31,050	2,202,687
Community Financial Corp.	2,843	101,125
Community Trust Bancorp, Inc.	9,932	463,228
ConnectOne Bancorp, Inc.	17,919	460,877
County Bancorp, Inc.	4,060	104,058
Customers Bancorp, Inc. (a)	22,631	538,844
CVB Financial Corp.	81,542	1,759,676
Dime Community Bancshares, Inc.	16,692	348,696
DNB Financial Corp. (a)	33	1,622
Eagle Bancorp, Inc.	20,031	974,107
Enterprise Financial Services Corp.	16,129	777,579
Farmers & Merchants Bancorp, Inc. (b)	4,902	147,795
Farmers National Banc Corp.	21,846	356,527
FB Financial Corp.	10,815	428,166
Financial Institutions, Inc.	11,538	370,370
First BanCorp	126,914	1,344,019
First Bancorp, Inc.	6,358	192,202
First BanCorp/Southern Pines	20,249	808,138
First Bancshares, Inc.	9,730	345,610
First Busey Corp.	32,673	898,507
First Business Financial Services, Inc.	7,067	186,074
First Citizens BancShares, Inc. Class A	3,191	1,698,282
First Commonwealth Financial Corp.	52,698	764,648
First Community Bankshares, Inc.	11,894	368,952
First Financial Bancorp	56,780	1,444,483
First Financial Bankshares, Inc. (b)	67,448	2,367,425
First Financial Corp.	9,673	442,250
First Financial Northwest, Inc.	7,067	105,581
First Foundation, Inc.	16,584	288,562
First Guaranty Bancshares, Inc.	4,422	96,267
First Hawaiian, Inc.	59,017	1,702,640
First Horizon National Corp.	159,654	2,643,870
First Internet Bancorp	5,610	133,013
First Interstate BancSystem, Inc. Class A	26,908	1,127,983
First Merchants Corp.	36,597	1,522,069
First Mid-Illinois Bancshares, Inc.	7,059	248,830
First Midwest Bancorp, Inc.	42,076	970,273
First Northwest Bancorp	7,404	134,234
First of Long Island Corp.	15,507	388,916
Flushing Financial Corp.	19,988	431,841
FNB Corp.	197,168	2,504,034
Franklin Financial Network, Inc.	5,461	187,476
Fulton Financial Corp.	105,827	1,844,565
German American Bancorp, Inc.	15,978	569,136
Glacier Bancorp, Inc.	52,424	2,410,980
Great Southern Bancorp, Inc.	7,858	497,569
Great Western Bancorp, Inc.	24,320	844,877
Security Description	Shares	Value
Hancock Whitney Corp.	43,547	$ 1,910,842
Hanmi Financial Corp.	14,954	299,005
HarborOne Bancorp, Inc. (a)	28,148	309,346
Heartland Financial USA, Inc.	23,113	1,149,641
Heritage Commerce Corp.	28,508	365,758
Heritage Financial Corp.	18,020	509,966
Hilltop Holdings, Inc.	29,807	743,088
Home BancShares, Inc.	72,201	1,419,472
HomeTrust Bancshares, Inc.	14,731	395,233
Hope Bancorp, Inc.	79,353	1,179,186
Horizon Bancorp, Inc.	31,200	592,800
Howard Bancorp, Inc. (a)	7,067	119,291
IBERIABANK Corp.	23,849	1,784,621
Independent Bank Corp.	17,867	404,688
Independent Bank Corp. (Massachusetts)	18,722	1,558,606
Independent Bank Group, Inc.	22,903	1,269,742
International Bancshares Corp.	31,555	1,359,074
Investar Holding Corp.	6,887	165,288
Investors Bancorp, Inc.	129,498	1,542,969
Lakeland Bancorp, Inc.	27,179	472,371
Lakeland Financial Corp.	17,501	856,324
LCNB Corp.	3,937	75,984
Live Oak Bancshares, Inc.	12,158	231,124
Macatawa Bank Corp.	25,447	283,225
Mercantile Bank Corp.	12,826	467,764
Midland States Bancorp, Inc.	6,578	190,499
MidWestOne Financial Group, Inc.	5,833	211,330
MutualFirst Financial, Inc.	4,311	171,017
National Bank Holdings Corp. Class A	19,651	692,108
National Bankshares, Inc.	5,149	231,345
NBT Bancorp, Inc.	28,814	1,168,696
Nicolet Bankshares, Inc. (a)	6,539	482,905
Northrim BanCorp, Inc.	5,833	223,404
Norwood Financial Corp.	4,060	157,934
OFG Bancorp	26,914	635,440
Ohio Valley Banc Corp.	2,656	105,231
Old National Bancorp	106,029	1,939,270
Old Second Bancorp, Inc.	24,440	329,207
Opus Bank	22,879	591,880
Orrstown Financial Services, Inc.	5,823	131,716
Pacific Mercantile Bancorp (a)	12,230	99,308
Pacific Premier Bancorp, Inc.	32,738	1,067,422
PacWest Bancorp	55,308	2,116,637
Park National Corp.	11,270	1,153,823
Parke Bancorp, Inc.	5,964	151,426
Peapack Gladstone Financial Corp.	9,651	298,216
Penns Woods Bancorp, Inc.	4,193	149,103
Peoples Bancorp of North Carolina, Inc.	3,853	126,571
Peoples Bancorp, Inc.	12,506	433,458
People's Utah Bancorp	12,989	391,229
Pinnacle Financial Partners, Inc.	36,649	2,345,536
Popular, Inc.	56,523	3,320,726
Premier Financial Bancorp, Inc.	6,331	114,844

2

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Prosperity Bancshares, Inc.	46,116	$ 3,315,279
QCR Holdings, Inc.	5,137	225,309
Renasant Corp.	24,167	855,995
Republic Bancorp, Inc. Class A	8,411	393,635
Republic First Bancorp, Inc. (a)	43,498	181,822
S&T Bancorp, Inc.	26,427	1,064,744
Sandy Spring Bancorp, Inc.	23,870	904,196
Seacoast Banking Corp. of Florida (a)	18,775	573,952
ServisFirst Bancshares, Inc.	28,912	1,089,404
Shore Bancshares, Inc.	11,341	196,880
Sierra Bancorp	10,778	313,855
Simmons First National Corp. Class A	62,378	1,671,107
SmartFinancial, Inc.	5,610	132,676
South State Corp.	15,193	1,317,993
Southern First Bancshares, Inc. (a)	5,831	247,759
Southern National Bancorp of Virginia, Inc.	10,743	175,648
Southside Bancshares, Inc.	22,544	837,284
Sterling Bancorp	93,032	1,961,115
Stock Yards Bancorp, Inc.	10,764	441,970
Summit Financial Group, Inc.	5,654	153,167
TCF Financial Corp.	76,597	3,584,740
Texas Capital Bancshares, Inc. (a)	29,108	1,652,461
Tompkins Financial Corp.	9,295	850,492
TriCo Bancshares	17,163	700,422
TriState Capital Holdings, Inc. (a)	19,067	498,030
Triumph Bancorp, Inc. (a)	15,302	581,782
Trustmark Corp.	30,500	1,052,555
UMB Financial Corp.	21,449	1,472,259
Umpqua Holdings Corp.	134,261	2,376,420
United Bankshares, Inc.	60,668	2,345,425
United Community Banks, Inc.	48,110	1,485,637
Unity Bancorp, Inc.	5,823	131,425
Univest Financial Corp.	20,465	548,053
Valley National Bancorp	223,305	2,556,842
Veritex Holdings, Inc.	29,069	846,780
Washington Trust Bancorp, Inc.	8,536	459,151
Webster Financial Corp.	47,292	2,523,501
WesBanco, Inc.	35,185	1,329,641
West Bancorp, Inc.	11,691	299,640
Westamerica Bancorporation	17,479	1,184,552
Western Alliance Bancorp	51,770	2,950,890
Wintrust Financial Corp.	26,557	1,882,891
		160,061,309
BEVERAGES — 0.2%
Boston Beer Co., Inc. Class A (a)	4,404	1,664,051
Coca-Cola Consolidated, Inc.	3,252	923,730
Craft Brew Alliance, Inc. (a)	8,530	140,745
MGP Ingredients, Inc. (b)	8,237	399,083
National Beverage Corp. (a) (b)	8,552	436,323
New Age Beverages Corp. (a) (b)	39,666	72,192
Primo Water Corp. (a) (b)	23,052	258,759
		3,894,883
Security Description	Shares	Value
BIOTECHNOLOGY — 6.3%
Abeona Therapeutics, Inc. (a) (b)	24,440	$ 79,919
ACADIA Pharmaceuticals, Inc. (a)	81,409	3,482,677
Acceleron Pharma, Inc. (a) (b)	29,539	1,566,158
Achillion Pharmaceuticals, Inc. (a) (b)	78,397	472,734
Adamas Pharmaceuticals, Inc. (a) (b)	16,640	63,066
ADMA Biologics, Inc. (a)	28,742	114,968
Adverum Biotechnologies, Inc. (a) (b)	37,678	434,051
Agenus, Inc. (a) (b)	75,974	309,214
Agios Pharmaceuticals, Inc. (a) (b)	33,390	1,594,372
Aimmune Therapeutics, Inc. (a) (b)	24,687	826,274
Akebia Therapeutics, Inc. (a) (b)	64,419	407,128
Aldeyra Therapeutics, Inc. (a)	16,752	97,329
Alector, Inc. (a) (b)	24,224	417,379
Allakos, Inc. (a) (b)	12,938	1,233,768
Allogene Therapeutics, Inc. (a) (b)	20,015	519,990
AMAG Pharmaceuticals, Inc. (a) (b)	28,502	346,869
Amicus Therapeutics, Inc. (a)	144,384	1,406,300
AnaptysBio, Inc. (a) (b)	15,898	258,342
Anavex Life Sciences Corp. (a)	40,851	105,804
Anika Therapeutics, Inc. (a)	9,768	506,471
Apellis Pharmaceuticals, Inc. (a)	24,434	748,169
Arcus Biosciences, Inc. (a)	18,607	187,931
Ardelyx, Inc. (a)	43,892	329,409
Arena Pharmaceuticals, Inc. (a)	29,817	1,354,288
ArQule, Inc. (a)	66,011	1,317,580
Arrowhead Pharmaceuticals, Inc. (a) (b)	46,455	2,946,641
Assembly Biosciences, Inc. (a)	12,982	265,612
Atara Biotherapeutics, Inc. (a) (b)	27,565	453,996
Athenex, Inc. (a) (b)	37,203	568,090
Athersys, Inc. (a) (b)	95,035	116,893
Audentes Therapeutics, Inc. (a)	23,756	1,421,559
Avid Bioservices, Inc. (a) (b)	44,445	340,893
Avrobio, Inc. (a) (b)	10,630	213,982
Baudax Bio, Inc. (a) (b)	4,871	33,707
BioCryst Pharmaceuticals, Inc. (a)	83,809	289,141
Biohaven Pharmaceutical Holding Co., Ltd. (a)	22,490	1,224,356
BioSpecifics Technologies Corp. (a)	3,118	177,539
Blueprint Medicines Corp. (a)	29,905	2,395,690
Bridgebio Pharma, Inc. (a)	34,739	1,217,602
Calithera Biosciences, Inc. (a)	37,487	214,051
CareDx, Inc. (a) (b)	24,173	521,412
CASI Pharmaceuticals, Inc. (a)	30,396	93,924
Catalyst Pharmaceuticals, Inc. (a) (b)	67,562	253,357
Cellular Biomedicine Group, Inc. (a) (b)	9,528	154,735
CEL-SCI Corp. (a) (b)	24,447	223,690
ChemoCentryx, Inc. (a)	25,692	1,016,119
Clovis Oncology, Inc. (a) (b)	33,898	353,387

3

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Coherus Biosciences, Inc. (a) (b)	36,780	$ 662,224
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	40,970	223,696
Crinetics Pharmaceuticals, Inc. (a) (b)	7,646	191,838
Cytokinetics, Inc. (a)	33,229	352,560
CytomX Therapeutics, Inc. (a)	34,402	285,881
Deciphera Pharmaceuticals, Inc. (a)	15,174	944,430
Denali Therapeutics, Inc. (a) (b)	39,542	688,822
Dicerna Pharmaceuticals, Inc. (a)	31,702	698,395
Dynavax Technologies Corp. (a) (b)	50,467	288,671
Eagle Pharmaceuticals, Inc. (a)	9,498	570,640
Editas Medicine, Inc. (a) (b)	29,875	884,599
Emergent BioSolutions, Inc. (a)	26,319	1,419,910
Enanta Pharmaceuticals, Inc. (a)	10,890	672,784
Epizyme, Inc. (a) (b)	44,617	1,097,578
Esperion Therapeutics, Inc. (a) (b)	15,889	947,461
Fate Therapeutics, Inc. (a) (b)	36,380	711,957
FibroGen, Inc. (a)	38,423	1,647,962
Five Prime Therapeutics, Inc. (a)	29,029	133,243
Flexion Therapeutics, Inc. (a) (b)	26,527	549,109
G1 Therapeutics, Inc. (a) (b)	18,840	497,941
Galectin Therapeutics, Inc. (a) (b)	28,066	80,269
Geron Corp. (a) (b)	117,591	159,924
Global Blood Therapeutics, Inc. (a) (b)	36,111	2,870,463
GlycoMimetics, Inc. (a) (b)	24,460	129,393
Gossamer Bio, Inc. (a) (b)	20,846	325,823
Halozyme Therapeutics, Inc. (a)	58,767	1,041,939
Heron Therapeutics, Inc. (a) (b)	54,300	1,276,050
Homology Medicines, Inc. (a) (b)	14,744	305,201
ImmunoGen, Inc. (a) (b)	104,412	533,023
Immunomedics, Inc. (a) (b)	107,155	2,267,400
Insmed, Inc. (a) (b)	49,153	1,173,774
Intellia Therapeutics, Inc. (a) (b)	21,796	319,747
Intercept Pharmaceuticals, Inc. (a) (b)	14,993	1,857,933
Intrexon Corp. (a) (b)	59,710	327,211
Invitae Corp. (a) (b)	51,168	825,340
Iovance Biotherapeutics, Inc. (a)	69,238	1,916,508
Ironwood Pharmaceuticals, Inc. (a) (b)	103,665	1,379,781
Kadmon Holdings, Inc. (a) (b)	84,613	383,297
KalVista Pharmaceuticals, Inc. (a) (b)	8,182	145,721
Karyopharm Therapeutics, Inc. (a)	39,539	757,963
Kindred Biosciences, Inc. (a)	21,763	184,550
Kodiak Sciences, Inc. (a) (b)	18,830	1,354,818
Krystal Biotech, Inc. (a) (b)	4,762	263,720
Kura Oncology, Inc. (a) (b)	22,241	305,814
La Jolla Pharmaceutical Co. (a) (b)	19,011	74,713
Lexicon Pharmaceuticals, Inc. (a) (b)	72,544	301,058
Ligand Pharmaceuticals, Inc. (a) (b)	11,329	1,181,501
MacroGenics, Inc. (a) (b)	30,641	333,374
Security Description	Shares	Value
Madrigal Pharmaceuticals, Inc. (a) (b)	6,493	$ 591,577
Magenta Therapeutics, Inc. (a)	8,704	131,953
MannKind Corp. (a) (b)	104,807	135,201
Medicines Co. (a) (b)	43,091	3,660,150
MediciNova, Inc. (a) (b)	23,150	156,031
MEI Pharma, Inc. (a)	43,769	108,547
MeiraGTx Holdings PLC (a)	13,094	262,142
Minerva Neurosciences, Inc. (a)	24,454	173,868
Mirati Therapeutics, Inc. (a) (b)	23,146	2,982,594
Moderna, Inc. (a) (b)	102,900	2,012,724
Molecular Templates, Inc. (a)	8,227	115,055
Momenta Pharmaceuticals, Inc. (a)	64,037	1,263,450
Myriad Genetics, Inc. (a)	45,663	1,243,403
Natera, Inc. (a)	33,008	1,112,039
OPKO Health, Inc. (a) (b)	244,963	360,096
PDL BioPharma, Inc. (a)	79,470	257,880
Pfenex, Inc. (a)	21,645	237,662
Pieris Pharmaceuticals, Inc. (a)	42,212	152,807
Portola Pharmaceuticals, Inc. (a) (b)	44,096	1,053,012
Principia Biopharma, Inc. (a)	7,321	401,044
Progenics Pharmaceuticals, Inc. (a)	61,832	314,725
Protagonist Therapeutics, Inc. (a)	11,785	83,084
PTC Therapeutics, Inc. (a)	37,792	1,815,150
Puma Biotechnology, Inc. (a) (b)	22,714	198,747
Ra Pharmaceuticals, Inc. (a)	22,286	1,045,882
Radius Health, Inc. (a) (b)	29,861	601,998
REGENXBIO, Inc. (a)	22,130	906,666
Retrophin, Inc. (a)	26,003	369,243
Rhythm Pharmaceuticals, Inc. (a) (b)	13,000	298,480
Rigel Pharmaceuticals, Inc. (a)	92,430	197,800
Rocket Pharmaceuticals, Inc. (a) (b)	29,985	682,459
Rubius Therapeutics, Inc. (a) (b)	14,998	142,481
Sangamo Therapeutics, Inc. (a) (b)	66,595	557,400
Scholar Rock Holding Corp. (a) (b)	14,007	184,612
Seres Therapeutics, Inc. (a) (b)	25,267	87,171
Solid Biosciences, Inc. (a) (b)	18,677	83,113
Sorrento Therapeutics, Inc. (a) (b)	66,706	225,466
Spectrum Pharmaceuticals, Inc. (a)	70,275	255,801
Stemline Therapeutics, Inc. (a) (b)	28,086	298,554
Stoke Therapeutics, Inc. (a)	13,764	389,796
Syndax Pharmaceuticals, Inc. (a)	17,954	157,636
Syros Pharmaceuticals, Inc. (a)	23,248	160,644
TG Therapeutics, Inc. (a) (b)	52,642	584,326
Translate Bio, Inc. (a) (b)	22,659	184,444
Turning Point Therapeutics, Inc. (a)	10,886	678,089
Twist Bioscience Corp. (a) (b)	16,742	351,582
Ultragenyx Pharmaceutical, Inc. (a)	24,164	1,032,044
United Therapeutics Corp. (a)	20,846	1,836,116
UNITY Biotechnology, Inc. (a) (b)	13,972	100,738
UroGen Pharma, Ltd. (a) (b)	8,093	270,063
Vanda Pharmaceuticals, Inc. (a)	33,581	551,064
Veracyte, Inc. (a)	20,607	575,347

4

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Vericel Corp. (a) (b)	31,251	$ 543,767
Viking Therapeutics, Inc. (a) (b)	50,281	403,254
Voyager Therapeutics, Inc. (a) (b)	15,721	219,308
XBiotech, Inc. (a) (b)	12,503	233,368
Xencor, Inc. (a) (b)	33,741	1,160,353
Y-mAbs Therapeutics, Inc. (a)	12,838	401,187
ZIOPHARM Oncology, Inc. (a) (b)	113,960	537,891
		103,353,659
BUILDING PRODUCTS — 1.4%
AAON, Inc.	24,170	1,194,239
Advanced Drainage Systems, Inc.	28,521	1,107,756
American Woodmark Corp. (a)	9,376	979,886
Apogee Enterprises, Inc.	17,030	553,475
Armstrong Flooring, Inc. (a)	21,696	92,642
Armstrong World Industries, Inc.	28,491	2,677,299
Builders FirstSource, Inc. (a)	67,270	1,709,331
Continental Building Products, Inc. (a)	24,792	903,172
Cornerstone Building Brands, Inc. (a)	34,774	295,927
CSW Industrials, Inc.	3,824	294,448
Gibraltar Industries, Inc. (a)	14,064	709,388
Griffon Corp.	25,997	528,519
Insteel Industries, Inc.	15,565	334,492
JELD-WEN Holding, Inc. (a)	41,918	981,300
Masonite International Corp. (a)	15,727	1,135,647
Patrick Industries, Inc.	14,730	772,294
PGT Innovations, Inc. (a)	34,600	515,886
Quanex Building Products Corp.	26,735	456,634
Resideo Technologies, Inc. (a)	65,383	780,019
Simpson Manufacturing Co., Inc.	23,702	1,901,611
Trex Co., Inc. (a) (b)	34,403	3,092,142
Universal Forest Products, Inc.	35,463	1,691,585
		22,707,692
CAPITAL MARKETS — 1.5%
Affiliated Managers Group, Inc.	24,750	2,097,315
Artisan Partners Asset Management, Inc. Class A	34,878	1,127,257
B. Riley Financial, Inc.	14,564	366,722
BGC Partners, Inc. Class A	158,669	942,494
Blucora, Inc. (a)	31,674	827,958
Brightsphere Investment Group, Inc. (a)	41,892	428,136
Cohen & Steers, Inc.	14,184	890,188
Cowen, Inc. Class A (a)	23,148	364,581
Diamond Hill Investment Group, Inc.	2,403	337,525
Donnelley Financial Solutions, Inc. (a)	23,010	240,915
Evercore, Inc. Class A	17,123	1,280,116
Focus Financial Partners, Inc. Class A (a)	9,703	285,947
GAMCO Investors, Inc. Class A	7,167	139,685
Greenhill & Co., Inc. (b)	11,853	202,449
Hamilton Lane, Inc. Class A	10,414	620,674
Security Description	Shares	Value
Houlihan Lokey, Inc.	20,543	$ 1,003,937
Interactive Brokers Group, Inc. Class A	38,997	1,818,040
INTL. FCStone, Inc. (a)	12,435	607,201
Ladenburg Thalmann Financial Services, Inc.	82,268	286,293
Lazard, Ltd. Class A	52,778	2,109,009
Legg Mason, Inc.	40,829	1,466,169
Moelis & Co. Class A	27,994	893,569
Piper Jaffray Cos.	2,396	191,536
PJT Partners, Inc. Class A	9,557	431,307
Pzena Investment Management, Inc. Class A	14,798	127,559
Stifel Financial Corp.	30,254	1,834,905
Tradeweb Markets, Inc. Class A	22,172	1,027,672
Virtu Financial, Inc. Class A (b)	44,521	711,891
Virtus Investment Partners, Inc.	3,199	389,382
Waddell & Reed Financial, Inc. Class A (b)	47,867	800,336
Westwood Holdings Group, Inc.	7,151	211,813
WisdomTree Investments, Inc.	86,188	417,150
		24,479,731
CHEMICALS — 2.3%
Advanced Emissions Solutions, Inc. (b)	14,887	156,314
AdvanSix, Inc. (a)	18,890	377,044
AgroFresh Solutions, Inc. (a)	36,483	94,126
American Vanguard Corp.	14,745	287,085
Amyris, Inc. (a) (b)	41,743	128,986
Ashland Global Holdings, Inc.	31,162	2,384,828
Balchem Corp.	19,199	1,951,194
Cabot Corp.	23,737	1,127,982
Chase Corp.	5,138	608,750
Chemours Co. (b)	84,442	1,527,556
Element Solutions, Inc. (a)	96,187	1,123,464
Ferro Corp. (a)	51,890	769,529
FutureFuel Corp.	17,921	222,041
GCP Applied Technologies, Inc. (a)	26,674	605,767
Hawkins, Inc.	3,385	155,067
HB Fuller Co.	19,243	992,362
Ingevity Corp. (a)	21,132	1,846,514
Innophos Holdings, Inc.	13,874	443,691
Innospec, Inc.	14,493	1,499,156
Intrepid Potash, Inc. (a)	80,406	217,900
Koppers Holdings, Inc. (a)	11,053	422,446
Kraton Corp. (a)	22,745	575,903
Livent Corp. (a) (b)	71,207	608,820
Minerals Technologies, Inc.	13,143	757,431
NewMarket Corp.	4,543	2,210,260
Olin Corp.	79,138	1,365,131
OMNOVA Solutions, Inc. (a)	29,986	303,158
PolyOne Corp.	46,742	1,719,638
Quaker Chemical Corp.	5,781	951,090
Rayonier Advanced Materials, Inc.	34,127	131,048
Scotts Miracle-Gro Co.	23,151	2,458,173
Sensient Technologies Corp.	19,601	1,295,430

5

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Stepan Co.	12,413	$ 1,271,588
Trecora Resources (a)	17,260	123,409
Tredegar Corp.	19,075	426,326
Trinseo SA	26,598	989,712
Tronox Holdings PLC Class A (a)	55,815	637,407
Valvoline, Inc.	111,201	2,380,813
WR Grace & Co.	33,119	2,313,362
		37,460,501
COMMERCIAL SERVICES & SUPPLIES — 2.6%
ABM Industries, Inc.	40,020	1,509,154
ACCO Brands Corp.	29,782	278,760
Advanced Disposal Services, Inc. (a)	50,843	1,671,209
Brady Corp. Class A	23,198	1,328,318
BrightView Holdings, Inc. (a) (b)	17,808	300,421
Brink's Co.	29,418	2,667,624
Casella Waste Systems, Inc. Class A (a)	27,073	1,246,170
CECO Environmental Corp. (a)	15,315	117,313
Civeo Corp. (a)	111,884	144,330
Clean Harbors, Inc. (a)	30,496	2,615,032
Covanta Holding Corp.	59,168	878,053
Deluxe Corp.	19,480	972,442
Ennis, Inc.	21,639	468,484
Harsco Corp. (a)	52,115	1,199,166
Healthcare Services Group, Inc. (b)	45,920	1,116,774
Heritage-Crystal Clean, Inc. (a)	9,562	299,960
Herman Miller, Inc.	34,962	1,456,167
HNI Corp.	25,988	973,510
IAA, Inc. (a)	70,566	3,320,836
Interface, Inc.	38,490	638,549
KAR Auction Services, Inc. (b)	63,664	1,387,239
Kimball International, Inc. Class B	26,913	556,292
Knoll, Inc.	15,000	378,900
Matthews International Corp. Class A	20,898	797,677
McGrath RentCorp	10,528	805,813
Mobile Mini, Inc.	26,987	1,023,077
MSA Safety, Inc.	20,926	2,644,209
PICO Holdings, Inc. (a)	10,872	120,897
Pitney Bowes, Inc.	115,326	464,764
Quad/Graphics, Inc.	25,910	121,000
RR Donnelley & Sons Co.	49,022	193,637
SP Plus Corp. (a)	15,292	648,840
Steelcase, Inc. Class A	52,544	1,075,050
Stericycle, Inc. (a) (b)	46,822	2,987,712
Team, Inc. (a)	15,493	247,423
Tetra Tech, Inc.	31,959	2,753,587
UniFirst Corp.	8,907	1,799,036
US Ecology, Inc.	8,457	489,745
Viad Corp.	13,044	880,470
VSE Corp.	5,201	197,846
		42,775,486
Security Description	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.2%
Acacia Communications, Inc. (a)	22,748	$ 1,542,542
ADTRAN, Inc.	32,638	322,790
Applied Optoelectronics, Inc. (a) (b)	16,633	197,600
CalAmp Corp. (a)	19,156	183,514
Calix, Inc. (a)	27,894	223,152
CommScope Holding Co., Inc. (a)	98,843	1,402,582
Comtech Telecommunications Corp.	15,398	546,475
Digi International, Inc. (a)	14,729	260,998
EchoStar Corp. Class A (a)	29,258	1,267,164
Extreme Networks, Inc. (a)	79,206	583,748
Harmonic, Inc. (a)	51,068	398,330
Infinera Corp. (a) (b)	115,574	917,658
Inseego Corp. (a) (b)	34,510	252,958
InterDigital, Inc.	12,523	682,378
KVH Industries, Inc. (a)	11,094	123,476
Lumentum Holdings, Inc. (a)	44,799	3,552,561
NETGEAR, Inc. (a)	21,525	527,578
NetScout Systems, Inc. (a)	48,822	1,175,145
Plantronics, Inc. (b)	22,737	621,630
Ribbon Communications, Inc. (a)	67,067	207,908
ViaSat, Inc. (a)	28,486	2,085,033
Viavi Solutions, Inc. (a)	135,477	2,032,155
		19,107,375
CONSTRUCTION & ENGINEERING — 1.0%
Aegion Corp. (a)	22,691	507,598
Ameresco, Inc. Class A (a)	13,604	238,070
Arcosa, Inc.	23,198	1,033,471
Argan, Inc.	9,340	374,908
Comfort Systems USA, Inc.	22,269	1,110,110
Dycom Industries, Inc. (a)	18,908	891,512
EMCOR Group, Inc.	32,836	2,833,747
Fluor Corp.	64,473	1,217,250
Granite Construction, Inc. (b)	31,281	865,545
Great Lakes Dredge & Dock Corp. (a)	30,630	347,038
HC2 Holdings, Inc. (a) (b)	8,456	18,350
MasTec, Inc. (a)	34,797	2,232,575
MYR Group, Inc. (a)	11,663	380,097
Northwest Pipe Co. (a)	8,227	274,041
NV5 Global, Inc. (a)	6,610	333,474
Primoris Services Corp.	15,390	342,274
Sterling Construction Co., Inc. (a)	21,805	307,014
Tutor Perini Corp. (a) (b)	27,428	352,724
Valmont Industries, Inc.	9,615	1,440,135
Willscot Corp. (a)	22,086	408,370
		15,508,303
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	24,776	2,246,192
Forterra, Inc. (a)	13,504	156,106
Summit Materials, Inc. Class A (a)	66,290	1,584,331
US Concrete, Inc. (a)	10,984	457,594
		4,444,223

6

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a)	15,789	$ 558,299
Enova International, Inc. (a)	20,766	499,630
FirstCash, Inc.	24,861	2,004,542
Green Dot Corp. Class A (a)	32,426	755,526
LendingClub Corp. (a)	52,556	663,257
Navient Corp.	113,904	1,558,207
Nelnet, Inc. Class A	12,203	710,703
OneMain Holdings, Inc.	48,961	2,063,706
PRA Group, Inc. (a)	30,309	1,100,217
Regional Management Corp. (a)	9,554	286,907
SLM Corp.	231,760	2,064,981
World Acceptance Corp. (a) (b)	5,859	506,217
		12,772,192
CONTAINERS & PACKAGING — 0.4%
Graphic Packaging Holding Co.	146,741	2,443,238
Greif, Inc. Class A	3,915	173,043
Myers Industries, Inc.	24,797	413,614
O-I Glass, Inc.	103,314	1,232,536
Silgan Holdings, Inc.	46,375	1,441,335
UFP Technologies, Inc. (a)	4,424	219,474
		5,923,240
DISTRIBUTORS — 0.0% (c)
Core-Mark Holding Co., Inc.	21,510	584,857
Weyco Group, Inc.	5,151	136,244
		721,101
DIVERSIFIED CONSUMER SERVICES — 1.2%
Adtalem Global Education, Inc. (a)	24,498	856,695
American Public Education, Inc. (a)	13,317	364,753
Carriage Services, Inc.	9,689	248,038
Chegg, Inc. (a)	67,469	2,557,750
Collectors Universe, Inc.	6,887	158,745
frontdoor, Inc. (a)	50,149	2,378,066
Graham Holdings Co. Class B	2,628	1,679,266
Grand Canyon Education, Inc. (a)	25,349	2,428,181
H&R Block, Inc.	104,530	2,454,364
Houghton Mifflin Harcourt Co. (a)	85,401	533,756
K12, Inc. (a)	26,197	533,109
Laureate Education, Inc. Class A (a)	47,304	833,024
Perdoceo Education Corp. (a)	46,347	852,321
Regis Corp. (a)	26,563	474,681
Strategic Education, Inc.	12,788	2,032,013
WW International, Inc. (a) (b)	36,996	1,413,617
		19,798,379
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Cannae Holdings, Inc. (a)	39,919	1,484,588
Marlin Business Services Corp.	9,711	213,448
On Deck Capital, Inc. (a)	21,975	90,976
		1,789,012
Security Description	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a) (b)	6,351	$ 274,427
ATN International, Inc.	7,762	429,937
Bandwidth, Inc. Class A (a) (b)	8,558	548,140
Cincinnati Bell, Inc. (a) (b)	41,920	438,903
Cogent Communications Holdings, Inc.	19,985	1,315,213
Consolidated Communications Holdings, Inc.	48,723	189,045
Iridium Communications, Inc. (a)	67,774	1,669,951
Ooma, Inc. (a)	12,503	165,415
ORBCOMM, Inc. (a)	59,454	250,301
Pareteum Corp. (a) (b)	53,449	23,373
Vonage Holdings Corp. (a)	116,857	865,910
		6,170,615
ELECTRIC UTILITIES — 1.1%
ALLETE, Inc.	28,793	2,337,128
El Paso Electric Co.	21,431	1,454,951
Hawaiian Electric Industries, Inc.	64,627	3,028,421
MGE Energy, Inc.	21,060	1,659,949
Otter Tail Corp.	24,105	1,236,345
PG&E Corp. (a) (b)	291,230	3,165,670
PNM Resources, Inc.	46,466	2,356,291
Portland General Electric Co.	47,287	2,638,142
		17,876,897
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	20,220	2,790,360
Allied Motion Technologies, Inc.	5,610	272,085
Atkore International Group, Inc. (a)	30,633	1,239,411
AZZ, Inc.	18,880	867,536
Bloom Energy Corp. Class A (a) (b)	29,331	219,103
Encore Wire Corp.	13,729	788,045
EnerSys	20,177	1,509,845
Generac Holdings, Inc. (a)	32,047	3,223,608
LSI Industries, Inc.	22,925	138,696
Plug Power, Inc. (a) (b)	143,492	453,435
Preformed Line Products Co.	1,360	82,076
Regal Beloit Corp.	17,794	1,523,344
Sunrun, Inc. (a) (b)	59,784	825,617
Thermon Group Holdings, Inc. (a)	14,814	397,015
TPI Composites, Inc. (a)	13,993	259,010
Ultralife Corp. (a)	6,887	50,895
Vicor Corp. (a)	11,491	536,859
Vivint Solar, Inc. (a) (b)	18,660	135,472
		15,312,412
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Akoustis Technologies, Inc. (a) (b)	10,761	86,088
Anixter International, Inc. (a)	19,071	1,756,439
Arlo Technologies, Inc. (a)	52,345	220,372
Avnet, Inc.	42,718	1,812,952
AVX Corp.	32,877	672,992
Badger Meter, Inc.	17,267	1,121,146

7

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Belden, Inc.	24,792	$ 1,363,560
Benchmark Electronics, Inc.	24,487	841,373
Coherent, Inc. (a)	14,066	2,339,879
CTS Corp.	20,623	618,896
Daktronics, Inc.	37,495	228,345
Dolby Laboratories, Inc. Class A	29,887	2,056,226
ePlus, Inc. (a)	7,184	605,539
FARO Technologies, Inc. (a)	11,509	579,478
Fitbit, Inc. Class A (a)	143,155	940,528
II-VI, Inc. (a) (b)	50,928	1,714,746
Insight Enterprises, Inc. (a)	21,149	1,486,563
Iteris, Inc. (a)	21,761	108,587
Itron, Inc. (a)	23,179	1,945,877
Jabil, Inc.	85,551	3,535,823
KEMET Corp.	32,810	887,511
Kimball Electronics, Inc. (a)	20,334	356,862
Knowles Corp. (a)	53,860	1,139,139
Littelfuse, Inc.	11,268	2,155,568
Methode Electronics, Inc.	23,037	906,506
MTS Systems Corp.	12,052	578,858
Napco Security Technologies, Inc. (a)	8,542	251,049
nLight, Inc. (a)	15,002	304,241
Novanta, Inc. (a)	19,975	1,766,589
OSI Systems, Inc. (a)	10,118	1,019,287
PAR Technology Corp. (a) (b)	8,327	255,972
PC Connection, Inc.	10,036	498,388
Plexus Corp. (a)	17,672	1,359,684
Rogers Corp. (a)	10,888	1,358,060
Sanmina Corp. (a)	41,362	1,416,235
ScanSource, Inc. (a)	17,180	634,801
SYNNEX Corp.	20,064	2,584,243
Tech Data Corp. (a)	20,996	3,015,026
TTM Technologies, Inc. (a)	65,576	986,919
Vishay Intertechnology, Inc.	81,212	1,729,004
Vishay Precision Group, Inc. (a)	10,071	342,414
		47,581,765
ENERGY EQUIPMENT & SERVICES — 1.0%
Apergy Corp. (a)	48,452	1,636,709
Archrock, Inc.	66,178	664,427
Cactus, Inc. Class A	20,461	702,222
Diamond Offshore Drilling, Inc. (a) (b)	95,028	683,251
DMC Global, Inc. (b)	9,500	426,930
Dril-Quip, Inc. (a)	24,169	1,133,768
Era Group, Inc. (a)	21,601	219,682
Exterran Corp. (a)	29,306	229,466
Forum Energy Technologies, Inc. (a)	70,580	118,574
Helix Energy Solutions Group, Inc. (a)	95,077	915,592
Helmerich & Payne, Inc.	55,286	2,511,643
ION Geophysical Corp. (a)	8,540	74,127
Liberty Oilfield Services, Inc. Class A	19,229	213,826
Matrix Service Co. (a)	22,170	507,250
Security Description	Shares	Value
McDermott International, Inc. (a) (b)	126,048	$ 85,284
Newpark Resources, Inc. (a)	72,199	452,688
NexTier Oilfield Solutions, Inc. (a)	3,766	25,232
Nine Energy Service, Inc. (a) (b)	17,853	139,610
Oceaneering International, Inc. (a)	67,791	1,010,764
Oil States International, Inc. (a)	38,733	631,735
Patterson-UTI Energy, Inc.	91,319	958,849
ProPetro Holding Corp. (a)	47,015	528,919
RPC, Inc. (b)	42,220	221,233
SEACOR Holdings, Inc. (a)	7,492	323,280
SEACOR Marine Holdings, Inc. (a)	9,147	126,137
Select Energy Services, Inc. Class A (a)	39,736	368,750
Solaris Oilfield Infrastructure, Inc. Class A (b)	9,307	130,298
TETRA Technologies, Inc. (a)	105,108	206,012
Tidewater, Inc. (a)	19,220	370,562
US Silica Holdings, Inc. (b)	49,328	303,367
		15,920,187
ENTERTAINMENT — 0.5%
AMC Entertainment Holdings, Inc. Class A (b)	31,204	225,917
Cinemark Holdings, Inc. (b)	65,045	2,201,773
Eros International PLC (a) (b)	41,008	139,017
Glu Mobile, Inc. (a)	76,672	463,866
Lions Gate Entertainment Corp. Class A (a)	36,272	386,660
Marcus Corp.	8,574	272,396
World Wrestling Entertainment, Inc. Class A (b)	27,730	1,798,845
Zynga, Inc. Class A (a)	505,687	3,094,804
		8,583,278
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.9%
Acadia Realty Trust REIT	51,560	1,336,951
Agree Realty Corp. REIT	21,619	1,517,005
Alexander & Baldwin, Inc. REIT	44,419	931,022
Alexander's, Inc. REIT	1,051	347,198
American Assets Trust, Inc. REIT	25,492	1,170,083
American Finance Trust, Inc. REIT (b)	56,865	754,030
Apple Hospitality REIT, Inc.	96,574	1,569,328
Armada Hoffler Properties, Inc. REIT	38,533	707,081
Ashford Hospitality Trust, Inc. REIT	77,548	216,359
Bluerock Residential Growth REIT, Inc.	12,764	153,806
Braemar Hotels & Resorts, Inc. REIT	20,755	185,342
Brandywine Realty Trust REIT	111,065	1,749,274
CareTrust REIT, Inc.	56,594	1,167,534
CatchMark Timber Trust, Inc. Class A REIT	30,073	344,937

8

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
CBL & Associates Properties, Inc. REIT (b)	122,485	$ 128,609
Cedar Realty Trust, Inc. REIT	67,916	200,352
Chatham Lodging Trust REIT	24,683	452,686
City Office REIT, Inc.	16,615	224,635
Clipper Realty, Inc. REIT (b)	12,154	128,832
Colony Capital, Inc. REIT	291,345	1,383,889
Columbia Property Trust, Inc. REIT	55,275	1,155,800
Community Healthcare Trust, Inc. REIT	12,038	515,949
CoreCivic, Inc. REIT	58,386	1,014,749
CoreSite Realty Corp. REIT	21,635	2,425,716
Corporate Office Properties Trust REIT	67,442	1,981,446
Cousins Properties, Inc. REIT	87,099	3,588,479
DiamondRock Hospitality Co. REIT	128,311	1,421,686
Diversified Healthcare Trust REIT	142,839	1,205,561
Easterly Government Properties, Inc. REIT	38,017	902,143
EastGroup Properties, Inc. REIT	21,890	2,904,146
Empire State Realty Trust, Inc. Class A REIT	64,509	900,546
Equity Commonwealth REIT	73,374	2,408,868
Essential Properties Realty Trust, Inc. REIT (b)	31,082	771,144
Farmland Partners, Inc. REIT (b)	20,188	136,875
First Industrial Realty Trust, Inc. REIT	74,400	3,088,344
Four Corners Property Trust, Inc. REIT	36,781	1,036,856
Franklin Street Properties Corp. REIT	74,740	639,774
Front Yard Residential Corp. REIT	30,913	381,466
GEO Group, Inc. REIT	75,222	1,249,437
Getty Realty Corp. REIT	22,692	745,886
Gladstone Commercial Corp. REIT	19,842	433,746
Global Medical REIT, Inc.	16,024	211,998
Global Net Lease, Inc. REIT	54,833	1,112,013
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	31,186	1,003,566
Healthcare Realty Trust, Inc. REIT	76,368	2,548,400
Hersha Hospitality Trust REIT	17,545	255,280
Highwoods Properties, Inc. REIT	50,526	2,471,227
Independence Realty Trust, Inc. REIT	54,816	771,809
Industrial Logistics Properties Trust REIT	32,727	733,739
Innovative Industrial Properties, Inc. REIT (b)	5,671	430,259
Investors Real Estate Trust REIT	5,855	424,488
iStar, Inc. REIT	25,860	375,229
JBG SMITH Properties REIT	71,812	2,864,581
Lexington Realty Trust REIT	143,587	1,524,894
Life Storage, Inc. REIT	27,412	2,968,171
Security Description	Shares	Value
LTC Properties, Inc. REIT	23,723	$ 1,062,079
Macerich Co. REIT (b)	73,998	1,992,026
Mack-Cali Realty Corp. REIT	55,702	1,288,387
MGM Growth Properties LLC Class A REIT (b)	43,929	1,360,481
Monmouth Real Estate Investment Corp. REIT	41,484	600,688
National Health Investors, Inc. REIT	25,155	2,049,629
National Storage Affiliates Trust REIT	38,471	1,293,395
New Senior Investment Group, Inc. REIT	42,107	322,119
NexPoint Residential Trust, Inc. REIT	12,823	577,035
Office Properties Income Trust REIT	28,539	917,243
One Liberty Properties, Inc. REIT	13,536	368,044
Outfront Media, Inc. REIT	85,174	2,284,367
Paramount Group, Inc. REIT	90,522	1,260,066
Pebblebrook Hotel Trust REIT	61,479	1,648,252
Pennsylvania Real Estate Investment Trust (b)	54,413	290,021
Physicians Realty Trust REIT	111,651	2,114,670
Piedmont Office Realty Trust, Inc. Class A REIT	77,398	1,721,332
PotlatchDeltic Corp. REIT	38,738	1,676,193
Preferred Apartment Communities, Inc. Class A REIT	25,704	342,377
PS Business Parks, Inc. REIT	11,733	1,934,420
QTS Realty Trust, Inc. Class A REIT	32,255	1,750,479
Rayonier, Inc. REIT	64,564	2,115,117
Retail Opportunity Investments Corp. REIT	69,431	1,226,151
Retail Properties of America, Inc. Class A REIT	130,434	1,747,816
Retail Value, Inc. REIT	10,256	377,421
Rexford Industrial Realty, Inc. REIT	60,373	2,757,235
RLJ Lodging Trust REIT	70,440	1,248,197
RPT Realty REIT	52,280	786,291
Ryman Hospitality Properties, Inc. REIT	24,504	2,123,517
Sabra Health Care REIT, Inc.	110,960	2,367,886
Saul Centers, Inc. REIT	4,859	256,458
Seritage Growth Properties Class A REIT (b)	21,588	865,247
Service Properties Trust REIT	82,640	2,010,631
SITE Centers Corp. REIT	85,659	1,200,939
Spirit Realty Capital, Inc. REIT	53,312	2,621,884
STAG Industrial, Inc. REIT	81,468	2,571,945
Summit Hotel Properties, Inc. REIT	66,634	822,264
Sunstone Hotel Investors, Inc. REIT	140,013	1,948,981
Tanger Factory Outlet Centers, Inc. REIT (b)	56,388	830,595

9

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Taubman Centers, Inc. REIT	37,750	$ 1,173,648
Terreno Realty Corp. REIT	37,803	2,046,654
UMH Properties, Inc. REIT	26,827	421,989
Uniti Group, Inc. REIT (b)	114,977	943,961
Universal Health Realty Income Trust REIT	7,712	905,080
Urban Edge Properties REIT	71,152	1,364,695
Washington Prime Group, Inc. REIT (b)	134,390	489,180
Washington Real Estate Investment Trust	38,590	1,126,056
Weingarten Realty Investors REIT	72,011	2,249,624
Whitestone REIT (b)	14,840	202,121
Xenia Hotels & Resorts, Inc. REIT	71,146	1,537,465
		128,465,575
FOOD & STAPLES RETAILING — 0.8%
Andersons, Inc.	20,794	525,672
BJ's Wholesale Club Holdings, Inc. (a) (b)	70,335	1,599,418
Casey's General Stores, Inc.	19,240	3,058,967
Chefs' Warehouse, Inc. (a)	19,165	730,378
Grocery Outlet Holding Corp. (a) (b)	17,668	573,327
Ingles Markets, Inc. Class A	7,246	344,257
Performance Food Group Co. (a)	60,812	3,130,602
PriceSmart, Inc.	8,132	577,535
Rite Aid Corp. (a) (b)	41,993	649,632
SpartanNash Co.	22,865	325,598
Sprouts Farmers Market, Inc. (a)	57,862	1,119,630
United Natural Foods, Inc. (a)	36,882	323,086
Weis Markets, Inc.	10,745	435,065
		13,393,167
FOOD PRODUCTS — 1.2%
B&G Foods, Inc. (b)	47,367	849,290
Calavo Growers, Inc. (b)	9,684	877,273
Cal-Maine Foods, Inc.	17,481	747,313
Darling Ingredients, Inc. (a)	79,459	2,231,209
Flowers Foods, Inc.	98,559	2,142,673
Fresh Del Monte Produce, Inc.	18,162	635,307
Freshpet, Inc. (a)	18,270	1,079,574
Hain Celestial Group, Inc. (a) (b)	61,820	1,604,538
Hostess Brands, Inc. (a)	67,455	980,796
J&J Snack Foods Corp.	8,811	1,623,603
John B Sanfilippo & Son, Inc.	4,144	378,264
Lancaster Colony Corp.	9,517	1,523,672
Landec Corp. (a)	22,796	257,823
Limoneira Co.	7,114	136,802
Sanderson Farms, Inc.	11,690	2,060,012
Simply Good Foods Co. (a)	41,440	1,182,698
Tootsie Roll Industries, Inc. (b)	6,186	211,190
TreeHouse Foods, Inc. (a)	32,749	1,588,326
		20,110,363
GAS UTILITIES — 1.0%
Chesapeake Utilities Corp.	10,849	1,039,660
National Fuel Gas Co.	47,443	2,207,997
Security Description	Shares	Value
New Jersey Resources Corp.	48,081	$ 2,142,970
Northwest Natural Holding Co.	18,469	1,361,719
ONE Gas, Inc.	28,115	2,630,721
South Jersey Industries, Inc. (b)	46,213	1,524,105
Southwest Gas Holdings, Inc.	30,995	2,354,690
Spire, Inc.	29,027	2,418,239
		15,680,101
HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Accuray, Inc. (a)	48,834	137,712
AngioDynamics, Inc. (a)	30,638	490,514
Antares Pharma, Inc. (a)	85,639	402,503
Apyx Medical Corp. (a)	24,780	209,639
AtriCure, Inc. (a)	27,776	902,998
Atrion Corp.	903	678,605
Avanos Medical, Inc. (a)	21,965	740,221
AxoGen, Inc. (a)	22,633	404,904
BioLife Solutions, Inc. (a) (b)	8,300	134,294
Cantel Medical Corp. (b)	18,646	1,322,001
Cardiovascular Systems, Inc. (a)	22,034	1,070,632
Cerus Corp. (a)	92,814	391,675
Conformis, Inc. (a)	49,412	74,118
CONMED Corp.	16,717	1,869,462
CryoLife, Inc. (a)	25,230	683,481
CryoPort, Inc. (a) (b)	27,016	444,683
Cutera, Inc. (a)	11,110	397,849
CytoSorbents Corp. (a) (b)	20,471	78,813
FONAR Corp. (a)	5,151	101,423
GenMark Diagnostics, Inc. (a) (b)	34,370	165,320
Glaukos Corp. (a) (b)	21,017	1,144,796
Globus Medical, Inc. Class A (a)	44,938	2,645,950
Heska Corp. (a)	4,466	428,468
ICU Medical, Inc. (a)	8,934	1,671,730
Inogen, Inc. (a)	11,891	812,512
Integer Holdings Corp. (a)	13,279	1,068,030
Integra LifeSciences Holdings Corp. (a)	32,437	1,890,428
IntriCon Corp. (a)	5,425	97,650
Invacare Corp.	27,637	249,286
iRhythm Technologies, Inc. (a) (b)	15,805	1,076,163
Lantheus Holdings, Inc. (a)	25,183	516,503
LeMaitre Vascular, Inc.	13,217	475,151
Merit Medical Systems, Inc. (a)	35,423	1,105,906
Mesa Laboratories, Inc. (b)	2,255	562,397
Natus Medical, Inc. (a)	22,465	741,120
Neogen Corp. (a)	31,777	2,073,767
Nevro Corp. (a)	18,001	2,115,838
NuVasive, Inc. (a)	30,680	2,372,791
OraSure Technologies, Inc. (a)	50,424	404,905
Orthofix Medical, Inc. (a)	12,500	577,250
OrthoPediatrics Corp. (a) (b)	3,169	148,911
Penumbra, Inc. (a) (b)	19,038	3,127,372
Quidel Corp. (a)	23,260	1,745,198
Rockwell Medical, Inc. (a) (b)	25,710	62,732
RTI Surgical Holdings, Inc. (a)	48,422	132,676
Shockwave Medical, Inc. (a) (b)	12,012	527,567

10

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Sientra, Inc. (a)	15,975	$ 142,817
Silk Road Medical, Inc. (a)	11,812	476,969
STAAR Surgical Co. (a) (b)	29,594	1,040,821
Surmodics, Inc. (a)	10,977	454,777
Tactile Systems Technology, Inc. (a)	10,976	740,990
Tandem Diabetes Care, Inc. (a)	32,418	1,932,437
Utah Medical Products, Inc.	3,371	363,731
Varex Imaging Corp. (a)	26,447	788,385
		44,416,871
HEALTH CARE PROVIDERS & SERVICES — 2.0%
Acadia Healthcare Co., Inc. (a)	53,934	1,791,688
Addus HomeCare Corp. (a)	9,706	943,617
Amedisys, Inc. (a)	18,737	3,127,580
American Renal Associates Holdings, Inc. (a)	27,416	284,304
AMN Healthcare Services, Inc. (a)	27,679	1,724,679
BioTelemetry, Inc. (a)	22,172	1,026,564
Brookdale Senior Living, Inc. (a)	120,629	876,973
Capital Senior Living Corp. (a)	26,469	81,789
Community Health Systems, Inc. (a)	76,186	220,939
CorVel Corp. (a)	6,025	526,344
Covetrus, Inc. (a) (b)	48,996	646,747
Cross Country Healthcare, Inc. (a)	30,322	352,342
Diplomat Pharmacy, Inc. (a)	43,345	173,380
Ensign Group, Inc.	32,412	1,470,532
Enzo Biochem, Inc. (a)	37,680	99,098
Hanger, Inc. (a)	16,141	445,653
HealthEquity, Inc. (a)	40,920	3,030,944
Joint Corp (a)	7,946	128,248
LHC Group, Inc. (a)	17,499	2,410,662
Magellan Health, Inc. (a)	15,939	1,247,227
MEDNAX, Inc. (a)	34,795	966,953
National HealthCare Corp.	2,429	209,939
Owens & Minor, Inc.	48,251	249,458
Patterson Cos., Inc. (b)	30,409	622,776
PetIQ, Inc. (a) (b)	9,579	239,954
Premier, Inc. Class A (a)	36,483	1,381,976
Providence Service Corp. (a)	8,996	532,383
R1 RCM, Inc. (a)	58,737	762,406
RadNet, Inc. (a)	32,912	668,114
Select Medical Holdings Corp. (a)	67,388	1,572,836
Surgery Partners, Inc. (a)	18,354	287,332
Tenet Healthcare Corp. (a)	61,911	2,354,475
Tivity Health, Inc. (a) (b)	28,538	580,606
Triple-S Management Corp. Class B (a)	19,106	353,270
US Physical Therapy, Inc.	7,531	861,170
		32,252,958
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a)	108,153	1,061,522
Castlight Health, Inc. Class B (a)	65,066	86,538
Security Description	Shares	Value
Change Healthcare, Inc. (a)	31,832	$ 521,726
Evolent Health, Inc. Class A (a) (b)	53,352	482,836
Health Catalyst, Inc. (a)	13,764	477,611
HealthStream, Inc. (a)	16,893	459,490
HMS Holdings Corp. (a)	51,300	1,518,480
Inovalon Holdings, Inc. Class A (a)	44,097	829,905
Inspire Medical Systems, Inc. (a)	9,194	682,287
Livongo Health, Inc. (a)	18,794	470,978
NextGen Healthcare, Inc. (a)	34,365	552,245
Omnicell, Inc. (a)	24,423	1,995,847
Simulations Plus, Inc.	6,887	200,205
Tabula Rasa HealthCare, Inc. (a) (b)	10,370	504,811
Teladoc Health, Inc. (a) (b)	41,812	3,500,501
Vocera Communications, Inc. (a) (b)	18,347	380,884
		13,725,866
HOTELS, RESTAURANTS & LEISURE — 3.2%
BBX Capital Corp.	43,674	208,325
BJ's Restaurants, Inc.	12,556	476,626
Bloomin' Brands, Inc.	54,577	1,204,514
Boyd Gaming Corp.	34,174	1,023,170
Brinker International, Inc. (b)	23,435	984,270
Carrols Restaurant Group, Inc. (a) (b)	32,803	231,261
Century Casinos, Inc. (a)	17,928	141,990
Cheesecake Factory, Inc. (b)	27,017	1,049,881
Choice Hotels International, Inc. (b)	20,185	2,087,735
Churchill Downs, Inc.	20,580	2,823,576
Chuy's Holdings, Inc. (a)	8,201	212,570
Cracker Barrel Old Country Store, Inc. (b)	11,594	1,782,462
Dave & Buster's Entertainment, Inc. (b)	12,533	503,451
Del Taco Restaurants, Inc. (a)	29,992	237,087
Denny's Corp. (a)	33,929	674,509
Dine Brands Global, Inc. (b)	11,675	975,096
Drive Shack, Inc. (a) (b)	46,333	169,579
Eldorado Resorts, Inc. (a) (b)	31,969	1,906,631
Everi Holdings, Inc. (a)	47,806	642,035
Fiesta Restaurant Group, Inc. (a)	18,109	179,098
Golden Entertainment, Inc. (a)	10,555	202,867
Habit Restaurants, Inc. Class A (a)	12,036	125,535
Hilton Grand Vacations, Inc. (a)	40,567	1,395,099
Hyatt Hotels Corp. Class A	15,592	1,398,758
J Alexander's Holdings, Inc. (a)	11,094	106,059
Jack in the Box, Inc.	11,774	918,725
Lindblad Expeditions Holdings, Inc. (a)	18,054	295,183
Marriott Vacations Worldwide Corp.	23,102	2,974,613
Monarch Casino & Resort, Inc. (a)	8,322	404,033
Nathan's Famous, Inc.	2,430	172,238
Noodles & Co. (a) (b)	21,859	121,099

11

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Papa John's International, Inc.	15,334	$ 968,342
Penn National Gaming, Inc. (a)	70,349	1,798,120
Planet Fitness, Inc. Class A (a)	44,459	3,320,198
Playa Hotels & Resorts NV (a)	63,112	530,141
PlayAGS, Inc. (a)	12,791	155,155
Potbelly Corp. (a)	26,831	113,227
RCI Hospitality Holdings, Inc.	6,887	141,183
Red Lion Hotels Corp. (a)	12,503	46,636
Red Robin Gourmet Burgers, Inc. (a)	10,490	346,380
Red Rock Resorts, Inc. Class A	43,886	1,051,070
Ruth's Hospitality Group, Inc.	17,388	378,450
Scientific Games Corp. Class A (a)	35,634	954,278
SeaWorld Entertainment, Inc. (a) (b)	49,775	1,578,365
Shake Shack, Inc. Class A (a) (b)	16,218	966,106
Six Flags Entertainment Corp.	44,143	1,991,291
Texas Roadhouse, Inc.	34,517	1,943,997
Twin River Worldwide Holdings, Inc. (b)	16,642	426,867
Wendy's Co.	126,362	2,806,500
Wingstop, Inc.	17,460	1,505,576
Wyndham Destinations, Inc.	53,838	2,782,886
Wyndham Hotels & Resorts, Inc.	49,855	3,131,393
		52,564,236
HOUSEHOLD DURABLES — 1.3%
Bassett Furniture Industries, Inc.	6,908	115,225
Beazer Homes USA, Inc. (a)	26,592	375,745
Cavco Industries, Inc. (a)	5,237	1,023,205
Century Communities, Inc. (a)	14,763	403,768
Ethan Allen Interiors, Inc.	3,515	66,996
Flexsteel Industries, Inc.	8,355	166,432
GoPro, Inc. Class A (a) (b)	77,545	336,545
Hooker Furniture Corp.	8,216	211,069
Installed Building Products, Inc. (a)	13,934	959,635
iRobot Corp. (a) (b)	16,994	860,406
KB Home	51,109	1,751,505
La-Z-Boy, Inc.	27,022	850,653
LGI Homes, Inc. (a) (b)	11,366	803,008
Lifetime Brands, Inc.	9,623	66,880
Lovesac Co. (a) (b)	3,513	56,384
M/I Homes, Inc. (a)	14,795	582,183
MDC Holdings, Inc.	31,420	1,198,987
Meritage Homes Corp. (a)	17,478	1,068,081
Skyline Champion Corp. (a)	32,111	1,017,919
Sonos, Inc. (a)	22,240	347,389
Taylor Morrison Home Corp. Class A (a)	49,291	1,077,501
Tempur Sealy International, Inc. (a)	31,924	2,779,303
TopBuild Corp. (a)	20,175	2,079,639
TRI Pointe Group, Inc. (a)	83,835	1,306,149
Tupperware Brands Corp.	31,263	268,237
Turtle Beach Corp. (a) (b)	7,296	68,947
Universal Electronics, Inc. (a)	8,531	445,830
VOXX International Corp. (a)	17,115	74,964
William Lyon Homes Class A (a)	24,979	499,080
Security Description	Shares	Value
ZAGG, Inc. (a) (b)	23,170	$ 187,909
		21,049,574
HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a) (b)	8,542	265,400
Energizer Holdings, Inc. (b)	30,466	1,530,003
Oil-Dri Corp. of America	4,021	145,761
Spectrum Brands Holdings, Inc.	21,822	1,402,936
WD-40 Co. (b)	8,110	1,574,475
		4,918,575
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Clearway Energy, Inc. Class A	14,725	281,542
Clearway Energy, Inc. Class C	5,107	101,885
Ormat Technologies, Inc.	27,197	2,026,720
Pattern Energy Group, Inc. Class A	58,266	1,558,907
TerraForm Power, Inc. Class A	135,397	2,083,760
		6,052,814
INDUSTRIAL CONGLOMERATES — 0.0% (c)
Raven Industries, Inc.	13,498	465,141
INSURANCE — 2.4%
Ambac Financial Group, Inc. (a)	30,624	660,560
American Equity Investment Life Holding Co.	56,619	1,694,607
American National Insurance Co.	10,012	1,178,212
AMERISAFE, Inc.	11,991	791,766
Brighthouse Financial, Inc. (a)	65,722	2,578,274
Citizens, Inc. (a) (b)	37,855	255,521
CNO Financial Group, Inc.	67,664	1,226,748
Crawford & Co. Class B	8,327	84,519
eHealth, Inc. (a)	13,181	1,266,430
Employers Holdings, Inc.	20,474	854,790
FBL Financial Group, Inc. Class A	5,865	345,624
Genworth Financial, Inc. Class A (a)	328,414	1,445,022
Goosehead Insurance, Inc. Class A (b)	7,562	320,629
Hanover Insurance Group, Inc.	20,374	2,784,515
HCI Group, Inc.	2,353	107,414
Health Insurance Innovations, Inc. Class A (a) (b)	10,030	193,479
Heritage Insurance Holdings, Inc.	12,186	161,465
Horace Mann Educators Corp.	18,791	820,415
Independence Holding Co.	4,060	170,845
Investors Title Co.	1,130	179,896
Kemper Corp.	37,743	2,925,082
Kinsale Capital Group, Inc.	12,936	1,315,074
MBIA, Inc. (a)	58,557	544,580
Mercury General Corp.	16,473	802,729
National General Holdings Corp.	31,063	686,492
National Western Life Group, Inc. Class A	1,123	326,658
Palomar Holdings, Inc. (a)	9,034	456,127
Primerica, Inc.	24,750	3,231,360
ProAssurance Corp.	33,237	1,201,185

12

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
RLI Corp.	25,495	$ 2,295,060
Safety Insurance Group, Inc.	9,025	835,083
Selective Insurance Group, Inc.	34,395	2,242,210
State Auto Financial Corp.	9,489	294,349
Stewart Information Services Corp.	15,180	619,192
Trupanion, Inc. (a) (b)	20,994	786,435
United Fire Group, Inc.	14,559	636,665
United Insurance Holdings Corp.	20,287	255,819
Universal Insurance Holdings, Inc.	22,544	631,007
White Mountains Insurance Group, Ltd.	1,376	1,534,942
		38,740,780
INTERACTIVE MEDIA & SERVICES — 0.7%
Actua Corp. (a) (d)	2,667	747
ANGI Homeservices, Inc. Class A (a) (b)	50,338	426,363
Care.com, Inc. (a)	22,455	337,499
Cargurus, Inc. (a)	40,720	1,432,529
Cars.com, Inc. (a) (b)	48,453	592,096
DHI Group, Inc. (a)	36,589	110,133
Eventbrite, Inc. Class A (a)	26,934	543,259
Liberty TripAdvisor Holdings, Inc. Class A (a)	45,133	331,727
Match Group, Inc. (a) (b)	31,933	2,622,019
Meet Group, Inc. (a)	47,353	237,238
Pinterest, Inc. Class A (a)	73,189	1,364,243
QuinStreet, Inc. (a)	27,567	422,051
TripAdvisor, Inc.	51,155	1,554,089
TrueCar, Inc. (a) (b)	60,600	287,850
Yelp, Inc. (a)	30,053	1,046,746
		11,308,589
INTERNET & DIRECT MARKETING RETAIL — 0.4%
1-800-Flowers.com, Inc. Class A (a)	14,976	217,152
Chewy, Inc. Class A (a)	15,916	461,564
Duluth Holdings, Inc. Class B (a) (b)	14,876	156,644
Groupon, Inc. (a)	312,774	747,530
Lands' End, Inc. (a)	11,889	199,735
Liquidity Services, Inc. (a)	20,471	122,007
Overstock.com, Inc. (a)	18,184	128,197
PetMed Express, Inc. (b)	10,740	252,605
Quotient Technology, Inc. (a)	51,902	511,754
Qurate Retail, Inc. Class A (a)	193,114	1,627,951
RealReal, Inc. (a) (b)	17,503	329,932
Rubicon Project, Inc. (a)	36,927	301,324
Shutterstock, Inc. (a)	12,649	542,389
Stamps.com, Inc. (a)	10,483	875,540
Stitch Fix, Inc. Class A (a) (b)	27,638	709,191
		7,183,515
IT SERVICES — 2.1%
Brightcove, Inc. (a)	27,783	241,434
CACI International, Inc. Class A (a)	14,481	3,620,105
Security Description	Shares	Value
Cardtronics PLC Class A (a)	26,902	$ 1,201,174
Cass Information Systems, Inc.	2,623	151,452
Conduent, Inc. (a)	137,874	854,819
CoreLogic, Inc. (a)	47,341	2,069,275
CSG Systems International, Inc.	19,604	1,015,095
Endurance International Group Holdings, Inc. (a)	65,382	307,295
EVERTEC, Inc.	35,362	1,203,723
Evo Payments, Inc. Class A (a)	12,986	342,960
ExlService Holdings, Inc. (a)	20,611	1,431,640
GreenSky, Inc. Class A (a) (b)	32,269	287,194
GTT Communications, Inc. (a) (b)	27,012	306,586
Hackett Group, Inc.	20,360	328,610
KBR, Inc.	83,448	2,545,164
Limelight Networks, Inc. (a)	91,885	374,891
LiveRamp Holdings, Inc. (a)	36,241	1,742,105
ManTech International Corp. Class A	10,981	877,162
MAXIMUS, Inc.	37,627	2,799,073
MoneyGram International, Inc. (a) (b)	29,028	60,959
MongoDB, Inc. (a) (b)	25,084	3,301,305
Net 1 UEPS Technologies, Inc. (a)	30,134	112,099
NIC, Inc.	43,836	979,735
Paysign, Inc. (a) (b)	13,725	139,309
Perficient, Inc. (a)	21,905	1,009,163
Perspecta, Inc.	68,227	1,803,922
PRGX Global, Inc. (a)	14,876	73,190
Science Applications International Corp.	25,050	2,179,851
Switch, Inc. Class A	29,984	444,363
Sykes Enterprises, Inc. (a)	24,496	906,107
TTEC Holdings, Inc.	9,484	375,756
Tucows, Inc. Class A (a) (b)	5,590	345,350
Unisys Corp. (a)	32,640	387,111
Virtusa Corp. (a)	19,648	890,644
		34,708,621
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Acushnet Holdings Corp.	19,542	635,115
American Outdoor Brands Corp. (a)	37,936	352,046
Brunswick Corp.	44,965	2,697,001
Callaway Golf Co.	52,738	1,118,046
Clarus Corp.	17,828	241,748
Escalade, Inc.	8,327	81,854
Johnson Outdoors, Inc. Class A	1,429	109,604
Malibu Boats, Inc. Class A (a)	12,676	519,082
MasterCraft Boat Holdings, Inc. (a)	15,412	242,739
Mattel, Inc. (a) (b)	207,810	2,815,826
Sturm Ruger & Co., Inc.	12,060	567,182
Vista Outdoor, Inc. (a)	36,029	269,497
YETI Holdings, Inc. (a) (b)	12,212	424,733
		10,074,473

13

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.8%
Accelerate Diagnostics, Inc. (a) (b)	20,672	$ 349,357
Adaptive Biotechnologies Corp. (a)	60,251	1,802,710
ChromaDex Corp. (a) (b)	21,761	93,790
Codexis, Inc. (a) (b)	33,684	538,607
Fluidigm Corp. (a)	37,068	128,997
Harvard Bioscience, Inc. (a)	26,255	80,078
Luminex Corp.	27,428	635,232
Medpace Holdings, Inc. (a)	15,899	1,336,470
NanoString Technologies, Inc. (a)	16,905	470,297
NeoGenomics, Inc. (a)	54,730	1,600,853
Pacific Biosciences of California, Inc. (a)	87,279	448,614
Repligen Corp. (a)	28,111	2,600,267
Syneos Health, Inc. (a)	36,462	2,168,577
		12,253,849
MACHINERY — 3.4%
Actuant Corp. Class A	39,974	1,040,523
Alamo Group, Inc.	5,818	730,450
Albany International Corp. Class A	19,204	1,457,968
Altra Industrial Motion Corp.	25,654	928,931
Astec Industries, Inc.	13,758	577,836
Barnes Group, Inc.	19,501	1,208,282
Blue Bird Corp. (a)	9,520	218,198
Briggs & Stratton Corp. (b)	23,244	154,805
Chart Industries, Inc. (a)	19,476	1,314,435
CIRCOR International, Inc. (a)	13,242	612,310
Colfax Corp. (a) (b)	49,346	1,795,208
Columbus McKinnon Corp.	13,768	551,133
Commercial Vehicle Group, Inc. (a)	20,471	129,991
Crane Co.	23,724	2,049,279
Douglas Dynamics, Inc.	14,546	800,030
Eastern Co.	4,424	135,065
Energy Recovery, Inc. (a) (b)	28,933	283,254
EnPro Industries, Inc.	13,040	872,115
ESCO Technologies, Inc.	15,030	1,390,275
Evoqua Water Technologies Corp. (a)	49,341	935,012
ExOne Co. (a) (b)	8,327	62,119
Federal Signal Corp.	35,401	1,141,682
Franklin Electric Co., Inc.	18,037	1,033,881
Gorman-Rupp Co.	12,046	451,725
Graham Corp.	8,373	183,201
Greenbrier Cos., Inc.	22,651	734,572
Helios Technologies, Inc.	16,783	775,878
Hillenbrand, Inc.	31,337	1,043,835
Hurco Cos., Inc.	4,400	168,784
Hyster-Yale Materials Handling, Inc.	4,283	252,526
ITT, Inc.	51,659	3,818,117
John Bean Technologies Corp.	18,465	2,080,267
Kadant, Inc.	7,666	807,536
Kennametal, Inc.	33,852	1,248,800
LB Foster Co. Class A (a)	6,887	133,470
Lindsay Corp. (b)	7,555	725,204
Security Description	Shares	Value
LiqTech International, Inc. (a) (b)	13,803	$ 80,748
Lydall, Inc. (a)	10,877	223,196
Manitex International, Inc. (a)	10,861	64,623
Manitowoc Co., Inc (a)	22,083	386,453
Meritor, Inc. (a)	51,523	1,349,387
Miller Industries, Inc.	9,559	354,926
Mueller Industries, Inc.	35,416	1,124,458
Mueller Water Products, Inc. Class A	68,552	821,253
Navistar International Corp. (a)	52,423	1,517,122
NN, Inc.	24,840	229,770
Proto Labs, Inc. (a)	11,700	1,188,135
RBC Bearings, Inc. (a)	12,283	1,944,890
REV Group, Inc.	17,464	213,585
Rexnord Corp. (a)	41,440	1,351,773
Spartan Motors, Inc.	21,720	392,698
SPX Corp. (a)	18,710	951,965
SPX FLOW, Inc. (a)	27,413	1,339,673
Standex International Corp.	8,380	664,953
Tennant Co.	12,604	982,104
Terex Corp.	43,605	1,298,557
Timken Co.	29,426	1,656,978
Titan International, Inc.	40,925	148,149
TriMas Corp. (a)	28,649	899,865
Trinity Industries, Inc.	58,379	1,293,095
Wabash National Corp.	35,658	523,816
Watts Water Technologies, Inc. Class A	16,403	1,636,363
Welbilt, Inc. (a)	83,581	1,304,699
		55,789,931
MARINE — 0.2%
Genco Shipping & Trading, Ltd.	21,590	229,286
Kirby Corp. (a)	28,469	2,548,830
Matson, Inc.	25,523	1,041,338
		3,819,454
MEDIA — 1.2%
AMC Networks, Inc. Class A (a)	17,123	676,359
Boston Omaha Corp. Class A (a) (b)	9,448	198,786
Cardlytics, Inc. (a)	10,685	671,659
Clear Channel Outdoor Holding, Inc. (a)	233,471	667,727
Entercom Communications Corp. Class A (b)	87,204	404,627
Entravision Communications Corp. Class A	64,662	169,415
EW Scripps Co. Class A	41,462	651,368
Gannett Co., Inc.	63,458	404,862
Gray Television, Inc. (a)	58,858	1,261,916
Hemisphere Media Group, Inc. (a)	14,764	219,245
iHeartMedia, Inc. Class A (a) (b)	28,554	482,563
Lee Enterprises, Inc. (a)	38,536	54,721
Liberty Latin America, Ltd. Class A (a)	32,808	633,194

14

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Loral Space & Communications, Inc. (a)	16,641	$ 537,837
Marchex, Inc. Class B (a)	25,692	97,116
MDC Partners, Inc. Class A (a)	54,312	150,987
Meredith Corp. (b)	26,620	864,351
MSG Networks, Inc. Class A (a) (b)	41,451	721,247
National CineMedia, Inc.	48,818	355,883
New York Times Co. Class A	82,878	2,666,185
Nexstar Media Group, Inc. Class A	26,437	3,099,738
Scholastic Corp.	10,008	384,808
Sinclair Broadcast Group, Inc. Class A	38,062	1,268,987
TechTarget, Inc. (a)	18,028	470,531
TEGNA, Inc.	128,143	2,138,707
Tribune Publishing Co.	10,119	133,166
		19,385,985
METALS & MINING — 1.1%
AK Steel Holding Corp. (a) (b)	203,381	669,123
Alcoa Corp. (a)	94,570	2,034,201
Allegheny Technologies, Inc. (a) (b)	78,662	1,625,157
Carpenter Technology Corp.	28,768	1,432,071
Century Aluminum Co. (a)	27,470	206,437
Cleveland-Cliffs, Inc. (b)	173,512	1,457,501
Coeur Mining, Inc. (a)	149,440	1,207,475
Commercial Metals Co.	71,488	1,592,038
Compass Minerals International, Inc.	20,618	1,256,873
Ferroglobe Representation & Warranty Insurance Trust (a) (e)	5,429	—
Gold Resource Corp.	47,100	260,934
Haynes International, Inc.	10,773	385,458
Hecla Mining Co.	311,036	1,054,412
Kaiser Aluminum Corp.	6,891	764,143
Materion Corp.	13,222	786,048
McEwen Mining, Inc. (a) (b)	164,111	208,421
Olympic Steel, Inc.	8,327	149,220
Ryerson Holding Corp. (a)	14,764	174,658
Schnitzer Steel Industries, Inc. Class A	19,021	412,375
SunCoke Energy, Inc.	31,252	194,700
Synalloy Corp. (a)	5,151	66,499
TimkenSteel Corp. (a)	30,624	240,705
United States Steel Corp. (b)	92,896	1,059,943
Universal Stainless & Alloy Products, Inc. (a)	5,151	76,750
Warrior Met Coal, Inc.	30,146	636,985
Worthington Industries, Inc.	13,572	572,467
		18,524,594
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.4%
AG Mortgage Investment Trust, Inc. REIT	19,940	307,475
Anworth Mortgage Asset Corp. REIT	96,159	338,480
Security Description	Shares	Value
Apollo Commercial Real Estate Finance, Inc. REIT	80,635	$ 1,474,814
Arbor Realty Trust, Inc. REIT (b)	42,946	616,275
Ares Commercial Real Estate Corp. REIT	22,020	348,797
Arlington Asset Investment Corp. Class A (b)	35,784	199,317
ARMOUR Residential REIT, Inc.	27,880	498,216
Blackstone Mortgage Trust, Inc. Class A REIT (b)	77,179	2,872,602
Capstead Mortgage Corp. REIT	55,150	436,788
Chimera Investment Corp. REIT (b)	103,256	2,122,943
Colony Credit Real Estate, Inc. REIT (b)	60,895	801,378
Ellington Residential Mortgage REIT (b)	18,795	203,926
Exantas Capital Corp. REIT	23,626	279,023
Granite Point Mortgage Trust, Inc. REIT	35,767	657,398
Invesco Mortgage Capital, Inc. REIT	57,430	956,210
KKR Real Estate Finance Trust, Inc. REIT (b)	30,674	626,363
Ladder Capital Corp. REIT	56,345	1,016,464
MFA Financial, Inc. REIT	312,011	2,386,884
New York Mortgage Trust, Inc. REIT	106,715	664,834
PennyMac Mortgage Investment Trust REIT	47,483	1,058,396
Ready Capital Corp. REIT	29,769	459,038
Redwood Trust, Inc. REIT	57,261	947,097
TPG RE Finance Trust, Inc. REIT	44,375	899,481
Two Harbors Investment Corp. REIT	148,724	2,174,345
Western Asset Mortgage Capital Corp. REIT	21,265	219,667
		22,566,211
MULTI-UTILITIES — 0.4%
Avista Corp.	39,371	1,893,351
Black Hills Corp.	33,392	2,622,608
NorthWestern Corp.	30,130	2,159,417
Unitil Corp.	10,365	640,764
		7,316,140
MULTILINE RETAIL — 0.4%
Big Lots, Inc.	25,047	719,350
Dillard's, Inc. Class A (b)	11,304	830,618
Macy's, Inc. (b)	167,187	2,842,179
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	27,628	1,804,384
		6,196,531
OIL, GAS & CONSUMABLE FUELS — 2.7%
Amplify Energy Corp.	19,036	125,828
Antero Resources Corp. (a) (b)	162,238	462,378
Arch Coal, Inc. Class A	11,194	803,058

15

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Berry Petroleum Corp.	41,363	$ 390,053
Bonanza Creek Energy, Inc. (a)	14,629	341,441
California Resources Corp. (a) (b)	29,219	263,848
Callon Petroleum Co. (a) (b)	184,800	892,582
Centennial Resource Development, Inc. Class A (a)	101,285	467,937
Chesapeake Energy Corp. (a) (b)	905,536	747,610
Cimarex Energy Co.	52,978	2,780,815
Clean Energy Fuels Corp. (a)	82,469	192,977
CNX Resources Corp. (a)	92,329	817,112
CONSOL Energy, Inc. (a)	20,069	291,201
CVR Energy, Inc.	50,531	2,042,968
Delek US Holdings, Inc.	36,877	1,236,486
Denbury Resources, Inc. (a)	323,252	455,785
Dorian LPG, Ltd. (a)	22,150	342,882
EQT Corp.	129,609	1,412,738
Equitrans Midstream Corp. (b)	134,801	1,800,941
Extraction Oil & Gas, Inc. (a) (b)	77,032	163,308
Gran Tierra Energy, Inc. (a) (b)	275,978	356,012
Green Plains, Inc. (b)	32,784	505,857
Gulfport Energy Corp. (a)	105,916	321,985
Halcon Resources Corp. (a)	265	3,564
HighPoint Resources Corp. (a)	66,720	112,757
International Seaways, Inc. (a)	16,023	476,844
Jagged Peak Energy, Inc. (a)	20,193	171,439
Kosmos Energy, Ltd.	187,183	1,066,943
Laredo Petroleum, Inc. (a)	126,266	362,383
Magnolia Oil & Gas Corp. Class A (a) (b)	58,705	738,509
Matador Resources Co. (a) (b)	70,326	1,263,758
Murphy Oil Corp. (b)	79,049	2,118,513
NACCO Industries, Inc. Class A	2,447	114,593
Northern Oil and Gas, Inc. (a) (b)	124,106	290,408
Oasis Petroleum, Inc. (a)	189,010	616,173
Panhandle Oil and Gas, Inc. Class A	9,614	107,773
Par Pacific Holdings, Inc. (a)	32,802	762,318
Parsley Energy, Inc. Class A	142,159	2,688,227
PBF Energy, Inc. Class A	59,790	1,875,612
PDC Energy, Inc. (a)	42,080	1,101,234
Peabody Energy Corp.	72,923	665,058
Penn Virginia Corp. (a)	12,054	365,839
QEP Resources, Inc.	163,729	736,780
Range Resources Corp. (b)	167,035	810,120
Renewable Energy Group, Inc. (a) (b)	23,435	631,573
REX American Resources Corp. (a)	5,106	418,488
Ring Energy, Inc. (a) (b)	47,450	125,268
SandRidge Energy, Inc. (a)	28,667	121,548
SilverBow Resources, Inc. (a)	8,542	84,566
SM Energy Co.	74,565	838,111
Southwestern Energy Co. (a) (b)	366,590	887,148
SRC Energy, Inc. (a)	166,043	684,097
Talos Energy, Inc. (a)	16,867	508,540
Tellurian, Inc. (a) (b)	62,920	458,058
Security Description	Shares	Value
Unit Corp. (a)	36,693	$ 25,524
W&T Offshore, Inc. (a)	56,870	316,197
Whiting Petroleum Corp. (a) (b)	61,127	448,672
World Fuel Services Corp.	38,192	1,658,297
WPX Energy, Inc. (a)	216,498	2,974,682
		43,845,416
PAPER & FOREST PRODUCTS — 0.4%
Boise Cascade Co.	24,921	910,364
Clearwater Paper Corp. (a)	13,677	292,141
Domtar Corp.	27,984	1,070,108
Louisiana-Pacific Corp.	62,838	1,864,403
Mercer International, Inc.	28,499	350,538
Neenah, Inc.	6,260	440,892
PH Glatfelter Co.	24,451	447,453
Resolute Forest Products, Inc. (a)	62,398	262,072
Schweitzer-Mauduit International, Inc.	20,052	841,983
Verso Corp. Class A (a)	22,157	399,491
		6,879,445
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc.	258,921	1,460,315
Edgewell Personal Care Co. (a)	35,716	1,105,767
elf Beauty, Inc. (a)	14,331	231,159
Inter Parfums, Inc.	10,711	778,797
Medifast, Inc. (b)	7,586	831,274
Nu Skin Enterprises, Inc. Class A	34,283	1,404,917
USANA Health Sciences, Inc. (a)	9,153	718,968
		6,531,197
PHARMACEUTICALS — 1.5%
Aerie Pharmaceuticals, Inc. (a) (b)	27,555	666,004
Akorn, Inc. (a)	70,472	105,708
Amneal Pharmaceuticals, Inc. (a)	51,299	247,261
Amphastar Pharmaceuticals, Inc. (a)	25,968	500,923
ANI Pharmaceuticals, Inc. (a)	4,164	256,794
Arvinas Holding Co. LLC (a)	7,941	326,296
Axsome Therapeutics, Inc. (a) (b)	14,264	1,474,327
BioDelivery Sciences International, Inc. (a)	41,440	261,901
Cara Therapeutics, Inc. (a) (b)	27,546	443,766
Collegium Pharmaceutical, Inc. (a)	19,612	403,615
Corcept Therapeutics, Inc. (a) (b)	67,752	819,799
CorMedix, Inc. (a) (b)	15,871	115,541
Cymabay Therapeutics, Inc. (a)	35,673	69,919
Dermira, Inc. (a) (b)	22,551	341,873
Elanco Animal Health, Inc. (a) (e)	34,895	—
Evofem Biosciences, Inc. (a) (b)	20,177	124,492
Evolus, Inc. (a)	7,180	87,381
Harrow Health, Inc. (a) (b)	22,235	172,988
Innoviva, Inc. (a)	47,338	670,306
Intersect ENT, Inc. (a)	23,857	594,039
Intra-Cellular Therapies, Inc. (a) (b)	34,876	1,196,596
Lannett Co., Inc. (a) (b)	26,683	235,344

16

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MyoKardia, Inc. (a) (b)	27,819	$ 2,027,588
Nektar Therapeutics (a) (b)	93,301	2,013,902
Odonate Therapeutics, Inc. (a)	15,055	488,535
Omeros Corp. (a) (b)	32,227	454,078
Pacira BioSciences, Inc. (a)	26,476	1,199,363
Paratek Pharmaceuticals, Inc. (a) (b)	24,443	98,505
Phibro Animal Health Corp. Class A	16,724	415,257
Prestige Consumer Healthcare, Inc. (a) (b)	21,579	873,950
Reata Pharmaceuticals, Inc. Class A (a) (b)	13,860	2,833,400
Recro Pharma, Inc. (a)	12,154	222,783
Revance Therapeutics, Inc. (a) (b)	21,847	354,577
SIGA Technologies, Inc. (a) (b)	64,241	306,430
Supernus Pharmaceuticals, Inc. (a)	33,509	794,833
TherapeuticsMD, Inc. (a) (b)	146,046	353,431
Tilray, Inc. Class 2 (a) (b)	18,594	318,515
Tricida, Inc. (a) (b)	17,483	659,808
Xeris Pharmaceuticals, Inc. (a)	12,972	91,453
Zogenix, Inc. (a) (b)	26,726	1,393,226
Zynerba Pharmaceuticals, Inc. (a) (b)	9,225	55,719
		24,070,226
PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (a)	42,213	112,287
ASGN, Inc. (a)	22,588	1,603,070
Barrett Business Services, Inc.	4,886	441,988
BG Staffing, Inc.	5,610	122,803
CBIZ, Inc. (a)	35,630	960,585
Clarivate Analytics PLC (a) (b)	156,513	2,629,418
CRA International, Inc.	7,055	384,286
Exponent, Inc.	30,254	2,087,828
Forrester Research, Inc.	6,379	266,004
Franklin Covey Co. (a)	8,327	268,379
FTI Consulting, Inc. (a)	21,892	2,422,569
GP Strategies Corp. (a)	14,751	195,156
Heidrick & Struggles International, Inc.	12,625	410,312
Huron Consulting Group, Inc. (a)	13,503	927,926
ICF International, Inc.	11,230	1,028,893
InnerWorkings, Inc. (a)	39,668	218,571
Insperity, Inc.	18,806	1,618,068
Kforce, Inc.	5,806	230,498
Korn Ferry	36,045	1,528,308
Mistras Group, Inc. (a)	15,908	227,007
Resources Connection, Inc.	16,942	276,663
TriNet Group, Inc. (a)	26,990	1,527,904
TrueBlue, Inc. (a)	28,416	683,689
Upwork, Inc. (a) (b)	27,549	293,948
Willdan Group, Inc. (a)	4,093	130,076
		20,596,236
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Consolidated-Tomoka Land Co.	4,398	$ 265,287
Cushman & Wakefield PLC (a) (b)	83,366	1,704,001
FRP Holdings, Inc. (a)	6,008	299,259
Kennedy-Wilson Holdings, Inc.	73,447	1,637,868
Marcus & Millichap, Inc. (a)	9,374	349,182
Newmark Group, Inc. Class A	79,674	1,072,014
RE/MAX Holdings, Inc. Class A	10,211	393,021
Realogy Holdings Corp. (b)	76,362	739,184
Redfin Corp. (a) (b)	44,392	938,447
RMR Group, Inc. Class A	5,169	235,913
St. Joe Co. (a) (b)	41,063	814,279
Tejon Ranch Co. (a)	21,817	348,636
		8,797,091
ROAD & RAIL — 0.8%
ArcBest Corp.	16,055	443,118
Avis Budget Group, Inc. (a)	46,311	1,493,067
Covenant Transportation Group, Inc. Class A (a)	10,556	136,436
Heartland Express, Inc.	27,971	588,790
Hertz Global Holdings, Inc. (a)	83,606	1,316,794
Landstar System, Inc.	23,362	2,660,231
Marten Transport, Ltd.	28,144	604,815
Roadrunner Transportation Systems, Inc. (a) (b)	20,491	188,722
Ryder System, Inc.	32,477	1,763,826
Saia, Inc. (a)	15,260	1,421,011
Schneider National, Inc. Class B	33,264	725,820
Universal Logistics Holdings, Inc.	7,026	133,213
Werner Enterprises, Inc.	27,146	987,843
YRC Worldwide, Inc. (a) (b)	14,740	37,587
		12,501,273
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
ACM Research, Inc. Class A (a) (b)	7,513	138,615
Adesto Technologies Corp. (a) (b)	10,761	91,468
Advanced Energy Industries, Inc. (a)	16,139	1,149,097
Alpha & Omega Semiconductor, Ltd. (a)	11,284	153,688
Ambarella, Inc. (a)	20,205	1,223,615
Amkor Technology, Inc. (a)	61,052	793,676
Axcelis Technologies, Inc. (a)	19,046	458,913
AXT, Inc. (a)	35,657	155,108
Brooks Automation, Inc.	43,796	1,837,680
Cabot Microelectronics Corp.	16,991	2,452,141
CEVA, Inc. (a)	13,995	377,305
Cirrus Logic, Inc. (a)	34,034	2,804,742
Cohu, Inc.	23,983	548,012
CyberOptics Corp. (a)	6,887	126,583
Diodes, Inc. (a)	17,205	969,846
DSP Group, Inc. (a)	16,698	262,827
Enphase Energy, Inc. (a) (b)	50,489	1,319,278
FormFactor, Inc. (a)	48,287	1,254,013

17

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
GSI Technology, Inc. (a)	12,154	$ 86,172
Ichor Holdings, Ltd. (a)	13,608	452,738
Impinj, Inc. (a) (b)	11,926	308,406
Inphi Corp. (a)	27,473	2,033,551
Kulicke & Soffa Industries, Inc.	16,124	438,573
Lattice Semiconductor Corp. (a)	78,125	1,495,312
MACOM Technology Solutions Holdings, Inc. (a) (b)	28,533	758,978
MagnaChip Semiconductor Corp. (a)	16,502	191,588
MaxLinear, Inc. (a) (b)	43,377	920,460
MKS Instruments, Inc.	31,858	3,504,699
NeoPhotonics Corp. (a)	34,189	301,547
NVE Corp.	4,507	321,800
Onto Innovation, Inc. (a)	31,469	1,149,877
PDF Solutions, Inc. (a)	19,219	324,609
Photronics, Inc. (a)	38,598	608,304
Pixelworks, Inc. (a)	20,607	80,779
Power Integrations, Inc.	9,984	987,517
Rambus, Inc. (a)	64,721	891,532
Semtech Corp. (a)	39,171	2,072,146
Silicon Laboratories, Inc. (a)	18,472	2,142,383
SMART Global Holdings, Inc. (a)	6,277	238,149
SolarEdge Technologies, Inc. (a)	27,008	2,568,191
SunPower Corp. (a) (b)	37,057	289,045
Synaptics, Inc. (a)	20,966	1,378,934
Ultra Clean Holdings, Inc. (a) (b)	22,080	518,218
Veeco Instruments, Inc. (a)	30,428	446,835
Xperi Corp.	32,836	607,466
		41,234,416
SOFTWARE — 5.4%
2U, Inc. (a) (b)	37,004	887,726
8x8, Inc. (a)	62,586	1,145,324
A10 Networks, Inc. (a)	48,362	332,247
ACI Worldwide, Inc. (a)	67,562	2,559,586
Agilysys, Inc. (a)	17,928	455,550
Alarm.com Holdings, Inc. (a)	23,784	1,021,998
Altair Engineering, Inc. Class A (a) (b)	22,337	802,122
Alteryx, Inc. Class A (a) (b)	28,618	2,863,803
American Software, Inc. Class A	3,948	58,746
Appfolio, Inc. Class A (a) (b)	9,783	1,075,641
Appian Corp. (a) (b)	17,929	685,067
Avalara, Inc. (a)	36,468	2,671,281
Avaya Holdings Corp. (a)	71,263	962,051
Benefitfocus, Inc. (a) (b)	15,829	347,288
Blackbaud, Inc.	29,119	2,317,872
Blackline, Inc. (a)	29,195	1,505,294
Bottomline Technologies DE, Inc. (a)	28,472	1,526,099
Box, Inc. Class A (a)	89,729	1,505,653
ChannelAdvisor Corp. (a)	18,923	171,064
Cision, Ltd. (a)	39,660	395,410
Cloudera, Inc. (a) (b)	160,939	1,871,721
CommVault Systems, Inc. (a)	14,153	631,790
Cornerstone OnDemand, Inc. (a)	33,482	1,960,371
Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (a)	8,634	$ 430,578
Digimarc Corp. (a) (b)	6,650	223,174
Digital Turbine, Inc. (a)	35,400	252,402
Dropbox, Inc. Class A (a)	125,968	2,256,087
Ebix, Inc. (b)	14,966	500,014
eGain Corp. (a)	15,665	124,067
Envestnet, Inc. (a)	29,635	2,063,485
Everbridge, Inc. (a) (b)	21,463	1,675,831
FireEye, Inc. (a)	129,505	2,140,718
Five9, Inc. (a)	34,799	2,282,118
ForeScout Technologies, Inc. (a) (b)	19,111	626,841
Instructure, Inc. (a) (b)	19,696	949,544
j2 Global, Inc.	27,485	2,575,619
LivePerson, Inc. (a) (b)	27,597	1,021,089
LogMeIn, Inc.	23,148	1,984,710
Manhattan Associates, Inc. (a)	37,547	2,994,373
Medallia, Inc. (a) (b)	27,628	859,507
MicroStrategy, Inc. Class A (a)	5,500	784,465
Mitek Systems, Inc. (a)	32,493	248,571
MobileIron, Inc. (a)	54,944	267,028
Model N, Inc. (a)	19,466	682,673
New Relic, Inc. (a)	23,526	1,545,893
Nuance Communications, Inc. (a)	140,495	2,505,026
Nutanix, Inc. Class A (a)	89,606	2,801,084
OneSpan, Inc. (a)	19,684	336,990
Pagerduty, Inc. (a) (b)	18,268	427,289
Park City Group, Inc. (a) (b)	11,094	56,136
Paylocity Holding Corp. (a)	19,811	2,393,565
Pegasystems, Inc.	21,832	1,738,919
Pluralsight, Inc. Class A (a)	49,309	848,608
Progress Software Corp.	26,775	1,112,501
PROS Holdings, Inc. (a)	21,483	1,287,261
Q2 Holdings, Inc. (a)	25,867	2,097,296
QAD, Inc. Class A	1,428	72,728
Qualys, Inc. (a)	14,292	1,191,524
Rapid7, Inc. (a)	25,903	1,451,086
Rosetta Stone, Inc. (a)	13,844	251,130
SailPoint Technologies Holding, Inc. (a)	52,289	1,234,020
ShotSpotter, Inc. (a) (b)	5,006	127,653
Smartsheet, Inc. Class A (a)	38,679	1,737,461
SPS Commerce, Inc. (a)	14,819	821,269
SVMK, Inc. (a)	56,379	1,007,493
Synchronoss Technologies, Inc. (a) (b)	23,026	109,374
Telaria, Inc. (a)	29,597	260,750
Tenable Holdings, Inc. (a)	14,572	349,145
Teradata Corp. (a)	52,878	1,415,544
TiVo Corp.	88,374	749,412
Upland Software, Inc. (a)	9,640	344,244
Varonis Systems, Inc. (a) (b)	19,126	1,486,281
Verint Systems, Inc. (a)	29,706	1,644,524
VirnetX Holding Corp. (a) (b)	40,099	152,376
Workiva, Inc. (a)	21,651	910,425
Yext, Inc. (a) (b)	60,543	873,030

18

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Zix Corp. (a)	46,972	$ 318,470
Zoom Video Communications, Inc. Class A (a) (b)	24,324	1,655,005
Zuora, Inc. Class A (a)	40,875	585,739
		88,595,849
SPECIALTY RETAIL — 3.1%
Aaron's, Inc.	39,585	2,260,699
Abercrombie & Fitch Co. Class A	43,439	751,060
American Eagle Outfitters, Inc.	74,399	1,093,665
America's Car-Mart, Inc. (a)	4,432	486,013
Asbury Automotive Group, Inc. (a)	11,411	1,275,636
At Home Group, Inc. (a) (b)	33,909	186,499
AutoNation, Inc. (a)	46,422	2,257,502
Barnes & Noble Education, Inc. (a)	16,478	70,361
Bed Bath & Beyond, Inc.	75,263	1,302,050
Boot Barn Holdings, Inc. (a)	19,350	861,655
Buckle, Inc. (b)	20,543	555,483
Caleres, Inc.	28,936	687,230
Camping World Holdings, Inc. Class A	19,454	286,752
Carvana Co. (a) (b)	28,284	2,603,542
Cato Corp. Class A	13,613	236,866
Chico's FAS, Inc.	72,300	275,463
Children's Place, Inc. (b)	10,055	628,639
Citi Trends, Inc.	6,940	160,453
Conn's, Inc. (a) (b)	13,931	172,605
Container Store Group, Inc. (a) (b)	14,764	62,304
Designer Brands, Inc. Class A	44,462	699,832
Dick's Sporting Goods, Inc. (b)	38,430	1,901,901
Express, Inc. (a)	37,676	183,482
Floor & Decor Holdings, Inc. Class A (a)	46,893	2,382,633
Foot Locker, Inc.	54,475	2,123,980
GameStop Corp. Class A (b)	70,307	427,467
Genesco, Inc. (a)	10,956	525,011
GNC Holdings, Inc. Class A (a) (b)	70,203	189,548
Group 1 Automotive, Inc.	7,620	762,000
Guess?, Inc.	16,657	372,784
Hibbett Sports, Inc. (a)	8,543	239,546
L Brands, Inc.	124,330	2,252,860
Lithia Motors, Inc. Class A	12,968	1,906,296
Lumber Liquidators Holdings, Inc. (a) (b)	23,881	233,317
MarineMax, Inc. (a)	13,283	221,693
Michaels Cos., Inc. (a) (b)	54,587	441,609
Monro, Inc. (b)	19,664	1,537,725
Murphy USA, Inc. (a)	18,063	2,113,371
National Vision Holdings, Inc. (a)	40,078	1,299,730
Office Depot, Inc.	351,910	964,233
Party City Holdco, Inc. (a) (b)	34,543	80,831
Penske Automotive Group, Inc. (b)	21,453	1,077,370
Rent-A-Center, Inc.	30,294	873,679
RH (a)	9,502	2,028,677
Sally Beauty Holdings, Inc. (a)	76,689	1,399,574
Shoe Carnival, Inc. (b)	6,543	243,923
Sleep Number Corp. (a)	16,703	822,456
Security Description	Shares	Value
Sonic Automotive, Inc. Class A (b)	16,064	$ 497,984
Sportsman's Warehouse Holdings, Inc. (a)	31,485	252,825
Tailored Brands, Inc. (b)	29,487	122,076
Tilly's, Inc. Class A	11,322	138,694
Urban Outfitters, Inc. (a)	38,782	1,076,976
Williams-Sonoma, Inc. (b)	45,613	3,349,819
Winmark Corp.	2,182	432,691
Zumiez, Inc. (a)	15,776	544,903
		49,935,973
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a)	74,269	649,854
Diebold Nixdorf, Inc. (a)	48,570	512,899
Eastman Kodak Co. (a)	20,839	96,901
Immersion Corp. (a)	17,128	127,261
NCR Corp. (a) (b)	74,132	2,606,481
Pure Storage, Inc. Class A (a)	111,567	1,908,911
Stratasys, Ltd. (a)	34,638	700,554
		6,602,861
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter's, Inc.	25,914	2,833,437
Crocs, Inc. (a)	35,824	1,500,667
Culp, Inc.	10,389	141,498
Deckers Outdoor Corp. (a)	16,930	2,858,800
Delta Apparel, Inc. (a)	5,151	160,196
Fossil Group, Inc. (a)	31,206	245,903
G-III Apparel Group, Ltd. (a)	29,561	990,294
Kontoor Brands, Inc. (a) (b)	27,202	1,142,212
Levi Strauss & Co. Class A (b)	23,724	457,636
Movado Group, Inc.	13,073	284,207
Oxford Industries, Inc.	11,228	846,816
Ralph Lauren Corp.	25,523	2,991,806
Skechers U.S.A., Inc. Class A (a)	77,563	3,349,946
Steven Madden, Ltd.	47,161	2,028,395
Superior Group of Cos., Inc.	5,823	78,844
Unifi, Inc. (a)	8,586	216,882
Vera Bradley, Inc. (a)	17,828	210,370
Wolverine World Wide, Inc.	37,484	1,264,710
		21,602,619
THRIFTS & MORTGAGE FINANCE — 1.7%
Axos Financial, Inc. (a)	34,942	1,058,044
Capitol Federal Financial, Inc.	70,224	964,176
Columbia Financial, Inc. (a)	23,255	393,940
Entegra Financial Corp. (a)	5,151	155,354
Federal Agricultural Mortgage Corp. Class C	918	76,653
First Defiance Financial Corp. (b)	13,986	440,419
Flagstar Bancorp, Inc.	16,719	639,502
FS Bancorp, Inc.	2,420	154,372
Home Bancorp, Inc.	3,896	152,684
HomeStreet, Inc. (a)	14,949	508,266
Kearny Financial Corp.	58,693	811,724

19

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
LendingTree, Inc. (a) (b)	4,892	$ 1,484,428
Meridian Bancorp, Inc.	34,401	691,116
Meta Financial Group, Inc.	21,968	802,052
MGIC Investment Corp.	207,195	2,935,953
Mr Cooper Group, Inc. (a)	51,705	646,830
NMI Holdings, Inc. Class A (a)	39,719	1,317,876
Northfield Bancorp, Inc.	30,739	521,333
Northwest Bancshares, Inc.	66,438	1,104,864
OceanFirst Financial Corp.	33,824	863,865
Ocwen Financial Corp. (a)	69,524	95,248
PennyMac Financial Services, Inc.	36,283	1,235,073
Provident Financial Services, Inc.	36,473	899,059
Radian Group, Inc.	120,852	3,040,636
Riverview Bancorp, Inc.	16,024	131,557
Southern Missouri Bancorp, Inc.	9,066	347,772
Timberland Bancorp, Inc.	5,151	153,191
TrustCo Bank Corp. NY	59,777	518,267
United Community Financial Corp.	33,450	390,027
Walker & Dunlop, Inc.	17,266	1,116,765
Washington Federal, Inc.	47,471	1,739,812
Western New England Bancorp, Inc.	23,313	224,504
WSFS Financial Corp.	33,228	1,461,700
		27,077,062
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	75,615	83,176
Pyxus International, Inc. (a) (b)	5,541	49,537
Universal Corp.	15,046	858,525
Vector Group, Ltd. (b)	68,014	910,707
		1,901,945
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Air Lease Corp.	61,739	2,933,837
Aircastle, Ltd.	32,109	1,027,809
Applied Industrial Technologies, Inc.	24,243	1,616,766
Beacon Roofing Supply, Inc. (a)	25,799	825,052
BlueLinx Holdings, Inc. (a) (b)	4,692	66,861
BMC Stock Holdings, Inc. (a)	40,070	1,149,608
CAI International, Inc. (a)	9,694	280,932
DXP Enterprises, Inc. (a)	9,206	366,491
Foundation Building Materials, Inc. (a)	14,887	288,063
GATX Corp. (b)	21,554	1,785,749
GMS, Inc. (a)	20,592	557,631
H&E Equipment Services, Inc.	20,785	694,843
Herc Holdings, Inc. (a)	17,860	874,068
Kaman Corp.	18,458	1,216,751
Lawson Products, Inc. (a)	5,151	268,367
MRC Global, Inc. (a)	54,505	743,448
MSC Industrial Direct Co., Inc. Class A	19,582	1,536,600
NOW, Inc. (a)	67,597	759,790
Rush Enterprises, Inc. Class A	1,025	47,663
Rush Enterprises, Inc. Class B	2,656	121,379
Security Description	Shares	Value
SiteOne Landscape Supply, Inc. (a) (b)	24,150	$ 2,189,198
Systemax, Inc.	11,053	278,094
Titan Machinery, Inc. (a)	15,879	234,692
Univar, Inc. (a)	97,295	2,358,431
WESCO International, Inc. (a)	11,970	710,898
		22,933,021
TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	43,384	1,858,571
WATER UTILITIES — 0.4%
American States Water Co.	21,583	1,869,951
Cadiz, Inc. (a) (b)	22,153	244,126
California Water Service Group	28,435	1,466,109
Global Water Resources, Inc.	9,025	118,679
Middlesex Water Co.	11,507	731,500
SJW Group	17,131	1,217,329
York Water Co.	7,287	336,003
		5,983,697
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Boingo Wireless, Inc. (a)	29,671	324,897
Gogo, Inc. (a) (b)	43,783	280,211
Shenandoah Telecommunications Co.	29,278	1,218,258
Spok Holdings, Inc.	15,882	194,237
Telephone & Data Systems, Inc.	62,827	1,597,691
United States Cellular Corp. (a)	10,861	393,494
		4,008,788
TOTAL COMMON STOCKS (Cost $1,690,721,036)		1,629,444,697
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0% (c)
Alder Biopharmaceuticals, Inc. (a)	9,352	8,229
Omthera Pharmaceuticals, Inc. (CVR) (a) (e)	24	—
Tobira Therapeutics, Inc. (CVR) (a) (d)	740	10,301
		18,530
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a)	18,665	9,762
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
NewStar Financial, Inc. (CVR) (a)	4,067	982
MEDIA — 0.0% (c)
Media General, Inc. (CVR) (a)	10,713	1,071

20

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 0.0% (c)
Corium International, Inc. (CVR) (a) (b) (d)	21,972	$ 3,955
TOTAL RIGHTS (Cost $21,293)		34,300
WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Halcon Resources Corp. (expiring 09/09/20) (a) (e)	1,596	—
Halcon Resources Corp. (expiring 09/09/20) (a) (e)	1,277	—
Halcon Resources Corp. (expiring 09/09/20) (a) (b) (e)	2,055	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	2,152,632	2,152,848
State Street Navigator Securities Lending Portfolio II (h) (i)	117,437,304	117,437,304
TOTAL SHORT-TERM INVESTMENTS (Cost $119,590,080)		119,590,152
TOTAL INVESTMENTS — 107.0% (Cost $1,810,332,409)		1,749,069,149
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(115,029,246)
NET ASSETS — 100.0%		$ 1,634,039,903

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2019, total aggregate fair value of securities is $15,003, representing less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini Russell 2000 Index (long)	18	03/20/2020	$1,479,204	$1,503,540	$24,337
During the period ended December 31, 2019, average notional value related to futures contracts was $1,416,960 or 0% of net assets.
21

SPDR PORTFOLIO S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,629,442,328	$ 2,369	$ 0(a)	$1,629,444,697
Rights	—	34,300	0(a)	34,300
Warrants	—	—	0(a)	0
Short-Term Investments	119,590,152	—	—	119,590,152
TOTAL INVESTMENTS	$1,749,032,480	$36,669	$ 0	$1,749,069,149
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	24,337	—	—	24,337
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 24,337	$ —	$—	$ 24,337
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,749,056,817	$36,669	$—	$1,749,093,486
(a)	Fund held Level 3 securities that were valued at $0 at December 31, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 36,783,486	$ 34,631,659	$949	$72	2,152,632	$ 2,152,848	$ 22,318
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,774,263	1,774,263	11,301,952	13,076,215	—	—	—	—	9,310
State Street Navigator Securities Lending Portfolio II	—	—	164,383,410	46,946,106	—	—	117,437,304	117,437,304	286,795
State Street Navigator Securities Lending Portfolio III	36,118,010	36,118,010	137,004,206	173,122,216	—	—	—	—	517,905
Total		$37,892,273	$349,473,054	$267,776,196	$949	$72		$119,590,152	$836,328
22	ARSPSM

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.6%
AAR Corp.	4,682	$ 211,158
Aerojet Rocketdyne Holdings, Inc. (a)	11,381	519,656
AeroVironment, Inc. (a)	2,431	150,090
Arconic, Inc.	61,137	1,881,185
Astronics Corp. (a)	2,728	76,248
Axon Enterprise, Inc. (a)	7,022	514,572
Boeing Co.	79,663	25,951,019
BWX Technologies, Inc.	13,602	844,412
Cubic Corp.	4,359	277,102
Curtiss-Wright Corp.	6,311	889,157
Ducommun, Inc. (a)	2,129	107,578
General Dynamics Corp.	41,182	7,262,446
HEICO Corp.	6,346	724,396
HEICO Corp. Class A	2,080	186,222
Hexcel Corp.	13,605	997,382
Huntington Ingalls Industries, Inc.	6,216	1,559,470
Kratos Defense & Security Solutions, Inc. (a)	13,556	244,144
L3Harris Technologies, Inc.	31,532	6,239,237
Lockheed Martin Corp.	40,453	15,751,589
Mercury Systems, Inc. (a)	6,909	477,481
Moog, Inc. Class A	814	69,459
National Presto Industries, Inc. (b)	108	9,546
Northrop Grumman Corp.	24,165	8,312,035
Park Aerospace Corp.	229	3,726
Parsons Corp. (a)	14,155	584,318
Raytheon Co.	39,097	8,591,175
Spirit AeroSystems Holdings, Inc. Class A	15,134	1,102,966
Teledyne Technologies, Inc. (a)	4,596	1,592,698
Textron, Inc.	34,786	1,551,456
TransDigm Group, Inc.	6,894	3,860,640
Triumph Group, Inc.	2,367	59,814
United Technologies Corp.	123,032	18,425,272
Vectrus, Inc. (a)	2,160	110,722
Wesco Aircraft Holdings, Inc. (a)	345	3,802
		109,142,173
AIR FREIGHT & LOGISTICS — 0.5%
Air Transport Services Group, Inc. (a)	8,998	211,093
Atlas Air Worldwide Holdings, Inc. (a)	4,620	127,373
C.H. Robinson Worldwide, Inc.	21,155	1,654,321
Echo Global Logistics, Inc. (a)	2,486	51,460
Expeditors International of Washington, Inc.	26,312	2,052,862
FedEx Corp.	34,446	5,208,580
Forward Air Corp.	4,537	317,363
Hub Group, Inc. Class A (a)	4,636	237,781
Radiant Logistics, Inc. (a)	4,640	25,845
United Parcel Service, Inc. Class B	99,901	11,694,411
Security Description	Shares	Value
XPO Logistics, Inc. (a) (b)	15,027	$ 1,197,652
		22,778,741
AIRLINES — 0.4%
Alaska Air Group, Inc.	18,405	1,246,939
Allegiant Travel Co.	2,231	388,283
American Airlines Group, Inc. (b)	62,932	1,804,890
Delta Air Lines, Inc.	89,803	5,251,679
Hawaiian Holdings, Inc.	5,587	163,643
JetBlue Airways Corp. (a)	47,005	879,934
Mesa Air Group, Inc. (a)	3,630	32,452
SkyWest, Inc.	6,817	440,583
Southwest Airlines Co.	77,611	4,189,442
Spirit Airlines, Inc. (a)	9,361	377,342
United Airlines Holdings, Inc. (a)	37,877	3,336,585
		18,111,772
AUTO COMPONENTS — 0.2%
American Axle & Manufacturing Holdings, Inc. (a)	11,548	124,256
Autoliv, Inc.	11,565	976,202
BorgWarner, Inc.	30,057	1,303,873
Cooper Tire & Rubber Co.	8,944	257,140
Cooper-Standard Holdings, Inc. (a)	2,331	77,296
Dana, Inc.	22,746	413,977
Dorman Products, Inc. (a)	4,540	343,769
Fox Factory Holding Corp. (a)	4,544	316,126
Garrett Motion, Inc. (a)	10,525	105,145
Gentex Corp.	40,196	1,164,880
Gentherm, Inc. (a)	6,589	292,486
Goodyear Tire & Rubber Co.	34,747	540,489
Kandi Technologies Group, Inc. (a) (b)	5,395	25,518
LCI Industries	2,404	257,540
Lear Corp.	8,718	1,196,110
Modine Manufacturing Co. (a)	6,711	51,675
Motorcar Parts of America, Inc. (a)	86	1,894
Standard Motor Products, Inc.	2,099	111,709
Stoneridge, Inc. (a)	2,504	73,417
Tenneco, Inc. Class A	7,036	92,172
Veoneer, Inc. (a) (b)	11,140	174,007
Visteon Corp. (a) (b)	4,695	406,540
Workhorse Group, Inc. (a) (b)	7,415	22,542
		8,328,763
AUTOMOBILES — 0.5%
Ford Motor Co.	570,109	5,302,014
General Motors Co.	187,274	6,854,229
Harley-Davidson, Inc.	23,884	888,246
Tesla, Inc. (a)	18,882	7,898,907
Thor Industries, Inc. (b)	6,815	506,286
Winnebago Industries, Inc. (b)	4,437	235,072
		21,684,754
BANKS — 6.3%
1st Constitution Bancorp	5,035	111,425
1st Source Corp.	2,185	113,358
ACNB Corp.	2,645	100,034

23

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Allegiance Bancshares, Inc. (a) (b)	2,140	$ 80,464
Amalgamated Bank Class A	1,865	36,274
Amerant Bancorp, Inc. (a)	2,965	64,607
American National Bankshares, Inc.	2,100	83,097
Ameris Bancorp	6,902	293,611
Arrow Financial Corp.	2,294	86,713
Associated Banc-Corp.	24,764	545,799
Atlantic Capital Bancshares, Inc. (a)	4,335	79,547
Atlantic Union Bankshares Corp.	11,231	421,724
Auburn National Bancorp, Inc.	300	15,900
Banc of California, Inc.	6,740	115,793
BancFirst Corp.	2,388	149,107
Bancorp of New Jersey, Inc. (a)	700	12,523
Bancorp, Inc. (a)	309	4,008
BancorpSouth Bank	13,533	425,072
Bank Firstl Corp. (b)	900	63,009
Bank of America Corp.	1,283,772	45,214,450
Bank of Commerce Holdings	2,250	26,032
Bank of Hawaii Corp.	6,717	639,190
Bank of Marin Bancorp	389	17,524
Bank OZK	17,120	522,246
Bank7 Corp.	500	9,480
BankFinancial Corp.	1,965	25,702
BankUnited, Inc.	16,115	589,164
Bankwell Financial Group, Inc.	130	3,749
Banner Corp.	4,602	260,427
Bar Harbor Bankshares	2,250	57,127
Baycom Corp. (a)	4,235	96,304
BCB Bancorp, Inc.	2,170	29,924
Berkshire Hills Bancorp, Inc.	5,878	193,269
BOK Financial Corp.	3,416	298,558
Boston Private Financial Holdings, Inc.	11,519	138,574
Bridge Bancorp, Inc.	2,298	77,052
Brookline Bancorp, Inc.	11,274	185,570
Bryn Mawr Bank Corp.	2,208	91,058
Byline Bancorp, Inc.	3,330	65,168
C&F Financial Corp.	70	3,873
Cadence BanCorp	13,111	237,702
Cambridge Bancorp (b)	600	48,090
Camden National Corp.	2,259	104,050
Capital Bancorp, Inc. (a)	900	13,401
Capital City Bank Group, Inc.	2,150	65,575
Capstar Financial Holdings, Inc.	235	3,913
Carolina Financial Corp.	2,320	100,294
Carter Bank & Trust (a)	3,230	76,616
Cathay General Bancorp	11,250	428,062
CB Financial Services, Inc.	700	21,098
CBTX, Inc.	2,465	76,711
CenterState Bank Corp.	17,946	448,291
Central Pacific Financial Corp.	4,504	133,228
Central Valley Community Bancorp	2,140	46,374
Chemung Financial Corp.	500	21,250
Security Description	Shares	Value
CIT Group, Inc.	10,463	$ 477,427
Citigroup, Inc.	308,119	24,615,627
Citizens & Northern Corp.	2,169	61,274
Citizens Financial Group, Inc.	66,768	2,711,448
City Holding Co.	2,278	186,682
Civista Bancshares, Inc.	2,100	50,400
CNB Financial Corp.	2,325	75,981
Coastal Financial Corp. (a)	1,265	20,835
Codorus Valley Bancorp, Inc.	1,871	43,089
Colony Bankcorp, Inc.	1,000	16,500
Columbia Banking System, Inc.	11,200	455,672
Comerica, Inc.	22,972	1,648,241
Commerce Bancshares, Inc.	17,696	1,202,266
Community Bank System, Inc.	6,892	488,918
Community Financial Corp.	90	3,201
Community Trust Bancorp, Inc.	2,267	105,733
ConnectOne Bancorp, Inc.	4,440	114,197
County Bancorp, Inc.	110	2,819
Cullen/Frost Bankers, Inc.	8,934	873,567
Customers Bancorp, Inc. (a)	4,565	108,693
CVB Financial Corp.	15,920	343,554
Dime Community Bancshares, Inc.	4,543	94,903
Eagle Bancorp, Inc.	4,682	227,686
East West Bancorp, Inc.	21,159	1,030,443
Enterprise Financial Services Corp.	2,476	119,368
Equity Bancshares, Inc. Class A (a)	2,065	63,747
Esquire Financial Holdings, Inc. (a)	800	20,856
Farmers & Merchants Bancorp, Inc. (b)	2,950	88,942
Farmers National Banc Corp.	2,505	40,882
FB Financial Corp.	2,180	86,306
Fifth Third Bancorp	99,579	3,061,058
Financial Institutions, Inc.	2,228	71,519
First BanCorp	30,105	318,812
First Bancorp, Inc.	2,110	63,785
First BanCorp/Southern Pines	2,342	93,469
First Bancshares, Inc.	2,265	80,453
First Bank	8,305	91,770
First Busey Corp.	4,762	130,955
First Business Financial Services, Inc.	2,090	55,030
First Capital, Inc. (b)	400	29,200
First Choice Bancorp	4,535	122,264
First Citizens BancShares, Inc. Class A	790	420,446
First Commonwealth Financial Corp.	13,800	200,238
First Community Bankshares, Inc.	2,232	69,237
First Community Corp.	1,000	21,610
First Financial Bancorp	11,669	296,859
First Financial Bankshares, Inc. (b)	18,287	641,874
First Financial Corp.	2,138	97,749
First Financial Northwest, Inc.	2,025	30,253
First Foundation, Inc.	4,455	77,517
First Guaranty Bancshares, Inc.	770	16,763
First Hawaiian, Inc.	21,853	630,459

24

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
First Horizon National Corp.	50,192	$ 831,180
First Internet Bancorp	225	5,335
First Interstate BancSystem, Inc. Class A	4,616	193,503
First Merchants Corp.	7,662	318,663
First Mid-Illinois Bancshares, Inc.	2,100	74,025
First Midwest Bancorp, Inc.	15,867	365,893
First Northwest Bancorp	2,130	38,617
First of Long Island Corp.	2,408	60,393
First Savings Financial Group, Inc.	1,785	119,773
First United Corp.	900	21,681
Flushing Financial Corp.	4,473	96,639
FNB Corp.	51,677	656,298
Franklin Financial Network, Inc.	2,190	75,183
Franklin Financial Services Corp.	600	23,214
Fulton Financial Corp.	26,769	466,584
FVCBankcorp, Inc. (a)	5,920	103,422
German American Bancorp, Inc.	6,296	224,264
Glacier Bancorp, Inc.	11,459	526,999
Great Southern Bancorp, Inc.	2,466	156,147
Great Western Bancorp, Inc.	8,981	312,000
Guaranty Bancshares, Inc.	3,635	119,519
Hancock Whitney Corp.	12,194	535,073
Hanmi Financial Corp.	4,564	91,257
HarborOne Bancorp, Inc. (a)	4,070	44,729
Hawthorn Bancshares, Inc.	4,216	107,508
Heartland Financial USA, Inc.	4,450	221,343
Heritage Commerce Corp.	4,740	60,814
Heritage Financial Corp.	4,458	126,161
Hilltop Holdings, Inc.	11,251	280,487
Home BancShares, Inc.	25,529	501,900
HomeTrust Bancshares, Inc.	2,364	63,426
Hope Bancorp, Inc.	18,403	273,469
Horizon Bancorp, Inc.	4,165	79,135
Howard Bancorp, Inc. (a)	2,100	35,448
Huntington Bancshares, Inc.	155,140	2,339,511
IBERIABANK Corp.	8,349	624,756
Independent Bank Corp.	2,370	53,680
Independent Bank Corp. (Massachusetts)	4,919	409,507
Independent Bank Group, Inc.	3,758	208,344
International Bancshares Corp.	7,043	303,342
Investar Holding Corp.	245	5,880
Investors Bancorp, Inc.	42,221	503,063
JPMorgan Chase & Co.	452,051	63,015,909
KeyCorp	149,038	3,016,529
Lakeland Bancorp, Inc.	6,690	116,272
Lakeland Financial Corp.	4,367	213,677
LCNB Corp.	2,110	40,723
Level One Bancorp, Inc.	700	17,612
Live Oak Bancshares, Inc. (b)	2,395	45,529
M&T Bank Corp.	18,972	3,220,497
Macatawa Bank Corp.	4,390	48,861
Mackinac Financial Corp.	1,365	23,833
MainStreet Bancshares, Inc. (a)	1,165	26,795
Malvern Bancorp, Inc. (a)	1,000	23,090
Security Description	Shares	Value
Mercantile Bank Corp.	2,240	$ 81,693
Metropolitan Bank Holding Corp. (a)	1,165	56,188
Mid Penn Bancorp, Inc.	3,970	114,336
Middlefield Banc Corp.	800	20,872
Midland States Bancorp, Inc.	2,190	63,422
MidWestOne Financial Group, Inc.	2,110	76,445
MutualFirst Financial, Inc.	150	5,950
National Bank Holdings Corp. Class A	4,584	161,448
National Bankshares, Inc.	1,909	85,771
NBT Bancorp, Inc.	6,657	270,008
Nicolet Bankshares, Inc. (a)	1,930	142,530
Northrim BanCorp, Inc.	150	5,745
Norwood Financial Corp.	130	5,057
Oak Valley Bancorp (b)	4,870	94,770
OFG Bancorp	6,292	148,554
Ohio Valley Banc Corp.	80	3,170
Old National Bancorp	19,126	349,815
Old Second Bancorp, Inc.	4,380	58,999
Opus Bank	4,360	112,793
Origin Bancorp, Inc.	2,265	85,708
Orrstown Financial Services, Inc.	235	5,316
Pacific Mercantile Bancorp (a)	2,765	22,452
Pacific Premier Bancorp, Inc.	4,769	155,493
PacWest Bancorp	19,688	753,460
Park National Corp.	2,287	234,143
Parke Bancorp, Inc.	1,265	32,118
PCB Bancorp	1,665	28,771
Peapack Gladstone Financial Corp.	2,250	69,525
Penns Woods Bancorp, Inc.	135	4,801
Peoples Bancorp of North Carolina, Inc.	600	19,710
Peoples Bancorp, Inc.	2,289	79,337
People's United Financial, Inc.	55,510	938,119
People's Utah Bancorp	2,240	67,469
Pinnacle Financial Partners, Inc.	11,110	711,040
PNC Financial Services Group, Inc.	63,149	10,080,475
Popular, Inc.	15,669	920,554
Premier Financial Bancorp, Inc.	2,373	43,046
Prosperity Bancshares, Inc.	11,074	796,110
QCR Holdings, Inc.	2,150	94,299
RBB Bancorp	2,265	47,950
Regions Financial Corp.	148,493	2,548,140
Renasant Corp.	6,899	244,363
Republic Bancorp, Inc. Class A	223	10,436
Republic First Bancorp, Inc. (a)	6,395	26,731
S&T Bancorp, Inc.	4,729	190,531
Sandy Spring Bancorp, Inc.	2,472	93,639
SB Financial Group, Inc.	800	15,752
SB One Bancorp	1,165	29,032
Seacoast Banking Corp. of Florida (a)	4,755	145,360
Select Bancorp, Inc. (a)	8,905	109,531
ServisFirst Bancshares, Inc.	6,668	251,250

25

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Shore Bancshares, Inc.	2,180	$ 37,845
Sierra Bancorp	2,140	62,317
Signature Bank	6,960	950,806
Simmons First National Corp. Class A	10,894	291,850
SmartFinancial, Inc.	215	5,085
South State Corp.	4,629	401,566
Southern First Bancshares, Inc. (a)	150	6,373
Southern National Bancorp of Virginia, Inc.	2,410	39,403
Southside Bancshares, Inc.	4,434	164,679
Spirit of Texas Bancshares, Inc. (a)	4,535	104,305
Sterling Bancorp	27,796	585,940
Stock Yards Bancorp, Inc.	2,410	98,955
Summit Financial Group, Inc.	2,110	57,160
SVB Financial Group (a)	6,945	1,743,473
Synovus Financial Corp.	23,240	911,008
TCF Financial Corp.	21,247	994,360
Texas Capital Bancshares, Inc. (a)	6,842	388,420
Tompkins Financial Corp.	2,161	197,731
TriCo Bancshares	5,036	205,519
TriState Capital Holdings, Inc. (a)	2,465	64,386
Triumph Bancorp, Inc. (a)	2,365	89,917
Truist Financial Corp.	187,354	10,551,777
Trustmark Corp.	9,121	314,766
Two River Bancorp	1,000	22,400
UMB Financial Corp.	6,726	461,673
Umpqua Holdings Corp.	35,350	625,695
Union Bankshares, Inc.	500	18,130
United Bankshares, Inc.	18,117	700,403
United Community Banks, Inc.	9,304	287,308
United Security Bancshares	2,065	22,157
Unity Bancorp, Inc.	1,165	26,294
Univest Financial Corp.	4,435	118,769
US Bancorp	221,058	13,106,529
Valley National Bancorp	51,058	584,614
Veritex Holdings, Inc.	4,281	124,706
Washington Trust Bancorp, Inc. (b)	2,258	121,458
Webster Financial Corp.	13,484	719,506
Wells Fargo & Co.	603,894	32,489,497
WesBanco, Inc.	8,016	302,925
West Bancorp, Inc.	4,121	105,621
Westamerica Bancorporation	4,466	302,661
Western Alliance Bancorp	13,834	788,538
Wintrust Financial Corp.	7,052	499,987
Zions Bancorp NA	26,342	1,367,677
		268,415,646
BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a)	1,165	440,195
Brown-Forman Corp. Class B	9,147	618,337
Celsius Holdings, Inc. (a) (b)	3,230	15,601
Coca-Cola Co.	606,425	33,565,624
Coca-Cola Consolidated, Inc.	486	138,048
Constellation Brands, Inc. Class A	21,733	4,123,837
Craft Brew Alliance, Inc. (a)	2,120	34,980
MGP Ingredients, Inc. (b)	2,170	105,136
Security Description	Shares	Value
Molson Coors Brewing Co. Class B	25,620	$ 1,380,918
Monster Beverage Corp. (a)	57,076	3,627,180
National Beverage Corp. (a) (b)	2,434	124,183
New Age Beverages Corp. (a) (b)	9,825	17,882
PepsiCo, Inc.	198,540	27,134,462
Primo Water Corp. (a) (b)	4,460	50,063
		71,376,446
BIOTECHNOLOGY — 2.7%
AbbVie, Inc.	209,559	18,554,354
Abeona Therapeutics, Inc. (a) (b)	2,495	8,159
ACADIA Pharmaceuticals, Inc. (a) (b)	20,618	882,038
Acceleron Pharma, Inc. (a) (b)	4,696	248,982
Achillion Pharmaceuticals, Inc. (a) (b)	2,729	16,456
Acorda Therapeutics, Inc. (a) (b)	6,710	13,688
Adamas Pharmaceuticals, Inc. (a)	2,350	8,907
ADMA Biologics, Inc. (a)	6,495	25,980
Adverum Biotechnologies, Inc. (a) (b)	15,300	176,256
Aeglea BioTherapeutics, Inc. (a)	3,430	26,205
Agenus, Inc. (a) (b)	13,645	55,535
Agios Pharmaceuticals, Inc. (a) (b)	6,750	322,312
Aimmune Therapeutics, Inc. (a) (b)	7,725	258,556
Akebia Therapeutics, Inc. (a) (b)	13,039	82,406
Akero Therapeutics, Inc. (a)	1,265	28,077
Albireo Pharma, Inc. (a)	145	3,686
Aldeyra Therapeutics, Inc. (a)	2,335	13,566
Alector, Inc. (a) (b)	5,695	98,125
Alexion Pharmaceuticals, Inc. (a)	32,594	3,525,041
Allakos, Inc. (a) (b)	2,570	245,075
Allogene Therapeutics, Inc. (a) (b)	4,865	126,393
Alnylam Pharmaceuticals, Inc. (a)	13,356	1,538,211
AMAG Pharmaceuticals, Inc. (a) (b)	172	2,093
Amgen, Inc.	84,946	20,477,932
Amicus Therapeutics, Inc. (a)	25,970	252,948
AnaptysBio, Inc. (a) (b)	3,720	60,450
Anavex Life Sciences Corp. (a) (b)	6,630	17,172
Anika Therapeutics, Inc. (a)	2,268	117,596
Apellis Pharmaceuticals, Inc. (a)	2,649	81,112
Applied Therapeutics, Inc. (a) (b)	1,000	27,280
Aptinyx, Inc. (a) (b)	1,965	6,720
Arcus Biosciences, Inc. (a)	3,930	39,693
Ardelyx, Inc. (a)	4,635	34,786
Arena Pharmaceuticals, Inc. (a)	6,709	304,723
ArQule, Inc. (a)	23,070	460,477
Arrowhead Pharmaceuticals, Inc. (a) (b)	12,588	798,457
Assembly Biosciences, Inc. (a)	2,345	47,979
Atara Biotherapeutics, Inc. (a) (b)	5,928	97,634
Athenex, Inc. (a) (b)	10,385	158,579
Athersys, Inc. (a) (b)	16,510	20,307
Atreca, Inc. Class A (a) (b)	2,865	44,322
Audentes Therapeutics, Inc. (a)	5,630	336,899
Avid Bioservices, Inc. (a) (b)	4,670	35,819

26

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Avrobio, Inc. (a) (b)	3,230	$ 65,020
Baudax Bio, Inc. (a) (b)	941	6,512
Beyondspring, Inc. (a)	1,165	18,057
BioCryst Pharmaceuticals, Inc. (a)	18,316	63,190
Biogen, Inc. (a)	26,447	7,847,618
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,865	210,411
BioMarin Pharmaceutical, Inc. (a)	24,142	2,041,206
BioSpecifics Technologies Corp. (a)	130	7,402
Bioxcel Therapeutics, Inc. (a)	900	13,149
Bluebird Bio, Inc. (a) (b)	7,814	685,678
Blueprint Medicines Corp. (a)	6,899	552,679
Bridgebio Pharma, Inc. (a)	9,160	321,058
Calithera Biosciences, Inc. (a)	4,485	25,609
Calyxt, Inc. (a) (b)	1,465	10,270
CareDx, Inc. (a) (b)	7,207	155,455
CASI Pharmaceuticals, Inc. (a) (b)	5,495	16,980
Castle Biosciences, Inc. (a)	1,365	46,915
Catalyst Pharmaceuticals, Inc. (a) (b)	9,220	34,575
Celcuity, Inc. (a)	700	7,448
Cellular Biomedicine Group, Inc. (a) (b)	2,150	34,916
CEL-SCI Corp. (a) (b)	7,645	69,952
ChemoCentryx, Inc. (a)	4,628	183,037
Chimerix, Inc. (a)	322	654
Clovis Oncology, Inc. (a) (b)	6,916	72,099
Coherus Biosciences, Inc. (a) (b)	11,427	205,743
Concert Pharmaceuticals, Inc. (a)	2,300	21,217
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	6,795	37,101
Cortexyme, Inc. (a) (b)	1,265	71,017
Crinetics Pharmaceuticals, Inc. (a) (b)	3,735	93,711
Cue Biopharma, Inc. (a)	2,465	39,132
Cyclerion Therapeutics, Inc. (a) (b)	3,730	10,146
Cytokinetics, Inc. (a) (b)	7,046	74,758
CytomX Therapeutics, Inc. (a)	4,485	37,270
Deciphera Pharmaceuticals, Inc. (a)	3,930	244,603
Denali Therapeutics, Inc. (a) (b)	12,470	217,227
Dicerna Pharmaceuticals, Inc. (a)	2,470	54,414
Dyadic International, Inc. (a) (b)	2,665	13,805
Dynavax Technologies Corp. (a) (b)	9,185	52,538
Eagle Pharmaceuticals, Inc. (a) (b)	2,143	128,751
Editas Medicine, Inc. (a) (b)	6,760	200,164
Eiger BioPharmaceuticals, Inc. (a)	2,965	44,178
Emergent BioSolutions, Inc. (a)	4,663	251,569
Enanta Pharmaceuticals, Inc. (a)	2,287	141,291
Epizyme, Inc. (a) (b)	7,100	174,660
Esperion Therapeutics, Inc. (a) (b)	2,499	149,015
Evelo Biosciences, Inc. (a)	1,565	6,354
Exact Sciences Corp. (a) (b)	19,811	1,832,121
Exelixis, Inc. (a)	46,609	821,251
Exicure, Inc. (a) (b)	6,995	20,006
Fate Therapeutics, Inc. (a) (b)	11,463	224,331
FibroGen, Inc. (a)	11,290	484,228
Security Description	Shares	Value
Five Prime Therapeutics, Inc. (a)	4,403	$ 20,210
Flexion Therapeutics, Inc. (a) (b)	4,460	92,322
Forty Seven, Inc. (a) (b)	3,330	131,102
G1 Therapeutics, Inc. (a) (b)	2,230	58,939
Galectin Therapeutics, Inc. (a) (b)	11,885	33,991
Geron Corp. (a) (b)	25,673	34,915
Gilead Sciences, Inc.	177,441	11,530,116
Global Blood Therapeutics, Inc. (a) (b)	8,966	712,707
GlycoMimetics, Inc. (a) (b)	4,510	23,858
Gossamer Bio, Inc. (a) (b)	6,095	95,265
Gritstone Oncology, Inc. (a) (b)	2,765	24,802
Halozyme Therapeutics, Inc. (a) (b)	18,826	333,785
Harpoon Therapeutics, Inc. (a) (b)	1,765	26,104
Heron Therapeutics, Inc. (a) (b)	9,060	212,910
Homology Medicines, Inc. (a) (b)	4,400	91,080
Hookipa Pharma, Inc. (a) (b)	1,665	20,363
Ideaya Biosciences, Inc. (a) (b)	1,365	10,238
Immunic, Inc. (a)	400	3,880
ImmunoGen, Inc. (a) (b)	23,475	119,840
Immunomedics, Inc. (a) (b)	25,595	541,590
Incyte Corp. (a)	32,296	2,820,087
Inovio Pharmaceuticals, Inc. (a) (b)	516	1,703
Insmed, Inc. (a) (b)	10,654	254,418
Insys Therapeutics, Inc. (a)	21	1
Intellia Therapeutics, Inc. (a) (b)	4,787	70,225
Intercept Pharmaceuticals, Inc. (a) (b)	3,461	428,887
Intrexon Corp. (a) (b)	323	1,770
Invitae Corp. (a) (b)	11,255	181,543
Ionis Pharmaceuticals, Inc. (a)	17,588	1,062,491
Iovance Biotherapeutics, Inc. (a)	18,020	498,794
Ironwood Pharmaceuticals, Inc. (a) (b)	20,658	274,958
Jounce Therapeutics, Inc. (a) (b)	2,260	19,730
Kadmon Holdings, Inc. (a) (b)	9,170	41,540
KalVista Pharmaceuticals, Inc. (a) (b)	1,765	31,435
Karuna Therapeutics, Inc. (a) (b)	1,265	95,305
Karyopharm Therapeutics, Inc. (a) (b)	4,730	90,674
Kindred Biosciences, Inc. (a)	4,410	37,397
Kodiak Sciences, Inc. (a) (b)	3,930	282,763
Krystal Biotech, Inc. (a) (b)	1,565	86,670
Kura Oncology, Inc. (a) (b)	2,550	35,062
La Jolla Pharmaceutical Co. (a) (b)	2,475	9,727
Lexicon Pharmaceuticals, Inc. (a) (b)	18,785	77,958
Ligand Pharmaceuticals, Inc. (a) (b)	2,638	275,117
LogicBio Therapeutics, Inc. (a) (b)	1,865	13,428
MacroGenics, Inc. (a) (b)	4,615	50,211
Madrigal Pharmaceuticals, Inc. (a) (b)	1,479	134,752
Magenta Therapeutics, Inc. (a) (b)	2,765	41,917
MannKind Corp. (a) (b)	5,330	6,876
Marker Therapeutics, Inc. (a) (b)	4,230	12,182

27

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Medicines Co. (a) (b)	12,017	$ 1,020,724
MediciNova, Inc. (a) (b)	4,470	30,128
MEI Pharma, Inc. (a)	8,760	21,725
MeiraGTx Holdings PLC (a)	3,065	61,361
Minerva Neurosciences, Inc. (a)	6,585	46,819
Mirati Therapeutics, Inc. (a) (b)	5,003	644,687
Moderna, Inc. (a) (b)	27,245	532,912
Molecular Templates, Inc. (a)	2,130	29,788
Momenta Pharmaceuticals, Inc. (a)	13,597	268,269
Morphic Holding, Inc. (a) (b)	1,665	28,571
Mustang Bio, Inc. (a)	3,930	16,034
Myriad Genetics, Inc. (a)	11,215	305,384
NantKwest, Inc. (a) (b)	4,520	17,131
Natera, Inc. (a)	4,770	160,701
Neurocrine Biosciences, Inc. (a)	13,834	1,487,017
NextCure, Inc. (a)	1,765	99,422
Novavax, Inc. (a) (b)	3,430	13,651
Oncocyte Corp. (a) (b)	5,030	11,318
OPKO Health, Inc. (a) (b)	51,912	76,311
Ovid therapeutics, Inc. (a)	2,565	10,645
PDL BioPharma, Inc. (a)	5,093	16,527
Pfenex, Inc. (a)	4,430	48,641
PhaseBio Pharmaceuticals, Inc. (a) (b)	1,965	12,006
Pieris Pharmaceuticals, Inc. (a) (b)	6,890	24,942
Portola Pharmaceuticals, Inc. (a) (b)	11,176	266,883
Precision BioSciences, Inc. (a)	4,530	62,922
Prevail Therapeutics, Inc. (a) (b)	4,030	63,795
Principia Biopharma, Inc. (a)	2,965	162,423
Progenics Pharmaceuticals, Inc. (a)	12,480	63,523
Protagonist Therapeutics, Inc. (a)	245	1,727
PTC Therapeutics, Inc. (a)	8,550	410,656
Puma Biotechnology, Inc. (a) (b)	4,537	39,699
Ra Pharmaceuticals, Inc. (a)	6,420	301,291
Radius Health, Inc. (a) (b)	6,820	137,491
Regeneron Pharmaceuticals, Inc. (a)	11,606	4,357,821
REGENXBIO, Inc. (a) (b)	4,470	183,136
Retrophin, Inc. (a) (b)	6,630	94,146
Rhythm Pharmaceuticals, Inc. (a) (b)	3,900	89,544
Rigel Pharmaceuticals, Inc. (a)	11,816	25,286
Rocket Pharmaceuticals, Inc. (a) (b)	8,435	191,981
Rubius Therapeutics, Inc. (a) (b)	5,685	54,007
Sage Therapeutics, Inc. (a) (b)	6,629	478,548
Sangamo Therapeutics, Inc. (a) (b)	13,284	111,187
Sarepta Therapeutics, Inc. (a) (b)	10,739	1,385,761
Savara, Inc. (a) (b)	2,405	10,774
Scholar Rock Holding Corp. (a) (b)	2,865	37,761
Seattle Genetics, Inc. (a)	23,500	2,685,110
Seres Therapeutics, Inc. (a)	4,615	15,922
Sesen Bio, Inc. (a)	12,790	13,302
Solid Biosciences, Inc. (a) (b)	4,330	19,268
Sorrento Therapeutics, Inc. (a) (b)	4,755	16,072
Security Description	Shares	Value
Spectrum Pharmaceuticals, Inc. (a)	9,196	$ 33,473
Spero Therapeutics, Inc. (a)	1,665	16,009
Stemline Therapeutics, Inc. (a) (b)	2,551	27,117
Stoke Therapeutics, Inc. (a) (b)	2,165	61,313
Sutro Biopharma, Inc. (a)	1,265	13,915
Syndax Pharmaceuticals, Inc. (a)	2,250	19,755
Synthorx, Inc. (a)	3,065	214,213
Syros Pharmaceuticals, Inc. (a) (b)	2,215	15,306
T2 Biosystems, Inc. (a) (b)	37,372	43,725
TCR2 Therapeutics, Inc. (a)	1,565	22,348
TG Therapeutics, Inc. (a) (b)	11,390	126,429
Translate Bio, Inc. (a) (b)	5,495	44,729
Turning Point Therapeutics, Inc. (a)	3,330	207,426
Twist Bioscience Corp. (a) (b)	2,565	53,865
Tyme Technologies, Inc. (a) (b)	7,195	10,073
Ultragenyx Pharmaceutical, Inc. (a) (b)	6,881	293,888
United Therapeutics Corp. (a)	6,721	591,986
UNITY Biotechnology, Inc. (a) (b)	2,965	21,378
UroGen Pharma, Ltd. (a) (b)	2,550	85,093
Vanda Pharmaceuticals, Inc. (a)	6,949	114,033
Veracyte, Inc. (a) (b)	2,520	70,358
Vericel Corp. (a) (b)	7,451	129,647
Vertex Pharmaceuticals, Inc. (a)	35,995	7,881,105
Viking Therapeutics, Inc. (a) (b)	13,184	105,736
Voyager Therapeutics, Inc. (a) (b)	2,245	31,318
X4 Pharmaceuticals, Inc. (a) (b)	1,565	16,746
XBiotech, Inc. (a) (b)	2,270	42,370
Xencor, Inc. (a) (b)	7,005	240,902
XOMA Corp. (a)	1,238	33,797
Y-mAbs Therapeutics, Inc. (a)	2,065	64,531
ZIOPHARM Oncology, Inc. (a) (b)	25,454	120,143
		115,894,592
BUILDING PRODUCTS — 0.3%
AAON, Inc.	4,725	233,462
Advanced Drainage Systems, Inc.	6,631	257,548
American Woodmark Corp. (a)	2,218	231,803
AO Smith Corp.	4,731	225,385
Apogee Enterprises, Inc.	4,488	145,860
Armstrong Flooring, Inc. (a)	4,385	18,724
Armstrong World Industries, Inc.	6,931	651,306
Builders FirstSource, Inc. (a)	14,115	358,662
Continental Building Products, Inc. (a)	4,680	170,493
Cornerstone Building Brands, Inc. (a)	4,779	40,669
CSW Industrials, Inc.	2,230	171,710
Fortune Brands Home & Security, Inc.	18,399	1,202,191
Gibraltar Industries, Inc. (a)	2,469	124,536
Griffon Corp.	6,689	135,987
Insteel Industries, Inc.	2,311	49,663
JELD-WEN Holding, Inc. (a)	6,985	163,519
Lennox International, Inc.	5,127	1,250,834
Masco Corp.	44,334	2,127,589
Masonite International Corp. (a)	4,206	303,715

28

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Owens Corning	16,173	$ 1,053,186
Patrick Industries, Inc.	4,342	227,651
PGT Innovations, Inc. (a)	6,978	104,042
Quanex Building Products Corp.	4,659	79,576
Resideo Technologies, Inc. (a)	14,315	170,778
Simpson Manufacturing Co., Inc.	6,673	535,375
Trex Co., Inc. (a) (b)	9,172	824,379
Universal Forest Products, Inc.	4,600	219,420
		11,078,063
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	8,745	741,051
Ameriprise Financial, Inc.	18,746	3,122,709
Artisan Partners Asset Management, Inc. Class A	2,333	75,403
B. Riley Financial, Inc.	2,270	57,159
Bank of New York Mellon Corp.	134,386	6,763,647
BGC Partners, Inc. Class A	30,396	180,552
BlackRock, Inc.	21,689	10,903,060
Blucora, Inc. (a)	6,725	175,791
Brightsphere Investment Group, Inc. (a)	12,790	130,714
Cboe Global Markets, Inc.	14,725	1,767,000
Charles Schwab Corp.	166,319	7,910,132
CME Group, Inc.	49,763	9,988,429
Cohen & Steers, Inc.	2,364	148,365
Cowen, Inc. Class A (a)	4,553	71,710
Diamond Hill Investment Group, Inc.	96	13,484
Donnelley Financial Solutions, Inc. (a)	4,579	47,942
E*TRADE Financial Corp.	33,049	1,499,433
Evercore, Inc. Class A	4,789	358,026
FactSet Research Systems, Inc. (b)	4,739	1,271,474
Focus Financial Partners, Inc. Class A (a)	2,715	80,011
Franklin Resources, Inc.	41,038	1,066,167
Freedom Holding Corp. (a) (b)	2,165	31,479
GAIN Capital Holdings, Inc. (b)	3,717	14,682
GAMCO Investors, Inc. Class A	147	2,865
Goldman Sachs Group, Inc.	48,464	11,143,327
Greenhill & Co., Inc.	174	2,972
Hamilton Lane, Inc. Class A	2,175	129,630
Houlihan Lokey, Inc.	2,510	122,664
Interactive Brokers Group, Inc. Class A (b)	7,280	339,394
Intercontinental Exchange, Inc.	79,387	7,347,267
INTL. FCStone, Inc. (a)	2,273	110,991
Invesco, Ltd.	61,380	1,103,612
Ladenburg Thalmann Financial Services, Inc.	13,672	47,579
Lazard, Ltd. Class A	12,641	505,134
Legg Mason, Inc.	13,587	487,909
LPL Financial Holdings, Inc.	13,409	1,236,980
MarketAxess Holdings, Inc.	4,706	1,784,092
Moelis & Co. Class A	6,703	213,960
Moody's Corp.	26,407	6,269,286
Security Description	Shares	Value
Morgan Stanley	171,242	$ 8,753,891
Morningstar, Inc.	2,259	341,809
MSCI, Inc.	11,964	3,088,866
Nasdaq, Inc.	17,473	1,871,358
Northern Trust Corp.	30,522	3,242,657
Piper Jaffray Cos.	2,303	184,102
PJT Partners, Inc. Class A	2,270	102,445
Pzena Investment Management, Inc. Class A	2,230	19,223
Raymond James Financial, Inc.	18,893	1,690,168
S&P Global, Inc.	34,788	9,498,863
Safeguard Scientifics, Inc.	149	1,636
SEI Investments Co.	18,948	1,240,715
Silvercrest Asset Management Group, Inc. Class A	152	1,912
Stifel Financial Corp.	9,239	560,345
T Rowe Price Group, Inc.	32,295	3,934,823
TD Ameritrade Holding Corp.	74,866	3,720,840
Tradeweb Markets, Inc. Class A	6,395	296,408
Victory Capital Holdings, Inc. Class A (b)	2,165	45,400
Virtu Financial, Inc. Class A (b)	10,809	172,836
Virtus Investment Partners, Inc.	150	18,258
Waddell & Reed Financial, Inc. Class A (b)	2,574	43,037
Westwood Holdings Group, Inc.	247	7,316
WisdomTree Investments, Inc.	15,896	76,937
		116,179,927
CHEMICALS — 1.6%
Advanced Emissions Solutions, Inc. (b)	2,330	24,465
AdvanSix, Inc. (a)	4,437	88,563
AgroFresh Solutions, Inc. (a)	6,920	17,854
Air Products & Chemicals, Inc.	30,909	7,263,306
Albemarle Corp. (b)	15,003	1,095,819
American Vanguard Corp.	289	5,627
Amyris, Inc. (a) (b)	7,560	23,360
Ashland Global Holdings, Inc.	9,096	696,117
Axalta Coating Systems, Ltd. (a)	37,216	1,131,366
Balchem Corp.	4,548	462,213
Cabot Corp.	8,983	426,872
Celanese Corp.	16,591	2,042,684
CF Industries Holdings, Inc.	32,417	1,547,588
Chase Corp.	160	18,957
Chemours Co. (b)	25,249	456,754
Corteva, Inc.	107,525	3,178,439
Dow, Inc.	105,337	5,765,094
DuPont de Nemours, Inc.	107,525	6,903,105
Eastman Chemical Co.	21,187	1,679,282
Ecolab, Inc.	41,417	7,993,067
Element Solutions, Inc. (a)	37,667	439,951
Ferro Corp. (a)	11,374	168,676
Flotek Industries, Inc. (a)	302	604
FMC Corp.	18,978	1,894,384
FutureFuel Corp.	4,414	54,689
GCP Applied Technologies, Inc. (a)	11,261	255,737

29

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Hawkins, Inc.	2,128	$ 97,484
HB Fuller Co.	6,927	357,225
Huntsman Corp.	28,210	681,554
Ingevity Corp. (a)	6,051	528,736
Innophos Holdings, Inc.	2,389	76,400
Innospec, Inc.	4,420	457,205
International Flavors & Fragrances, Inc. (b)	13,529	1,745,512
Intrepid Potash, Inc. (a)	15,758	42,704
Koppers Holdings, Inc. (a)	2,389	91,308
Kraton Corp. (a)	4,524	114,548
Livent Corp. (a) (b)	717	6,130
Loop Industries, Inc. (a) (b)	1,965	19,453
LSB Industries, Inc. (a) (b)	2,445	10,269
Marrone Bio Innovations, Inc. (a)	11,025	11,135
Minerals Technologies, Inc.	4,606	265,444
Mosaic Co.	49,497	1,071,115
NewMarket Corp.	1,468	714,211
Northern Technologies International Corp.	1,000	14,060
Olin Corp.	23,496	405,306
OMNOVA Solutions, Inc. (a)	6,702	67,757
PolyOne Corp.	13,530	497,769
PPG Industries, Inc.	34,475	4,602,068
PQ Group Holdings, Inc. (a)	5,395	92,686
Quaker Chemical Corp.	2,231	367,044
Rayonier Advanced Materials, Inc.	2,403	9,228
RPM International, Inc.	18,953	1,454,832
Scotts Miracle-Gro Co.	6,677	708,964
Sensient Technologies Corp.	6,807	449,875
Sherwin-Williams Co.	11,618	6,779,568
Stepan Co.	2,393	245,139
Trecora Resources (a)	2,370	16,945
Tredegar Corp.	6,837	152,807
Trinseo SA	6,745	250,981
Tronox Holdings PLC Class A (a)	7,117	81,276
Valvoline, Inc.	30,458	652,106
Westlake Chemical Corp.	4,676	328,021
WR Grace & Co.	11,055	772,192
		67,873,630
COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	9,124	344,066
ACCO Brands Corp.	15,722	147,158
Advanced Disposal Services, Inc. (a)	9,100	299,117
Brady Corp. Class A	6,795	389,082
BrightView Holdings, Inc. (a) (b)	6,295	106,197
Brink's Co.	8,520	772,594
Casella Waste Systems, Inc. Class A (a)	4,775	219,793
CECO Environmental Corp. (a)	151	1,157
Cintas Corp.	11,788	3,171,915
Civeo Corp. (a)	25,374	32,732
Clean Harbors, Inc. (a)	8,523	730,847
Copart, Inc. (a)	30,390	2,763,667
Security Description	Shares	Value
Covanta Holding Corp.	18,890	$ 280,328
Deluxe Corp.	6,870	342,950
Ennis, Inc.	4,428	95,866
Harsco Corp. (a)	11,397	262,245
Healthcare Services Group, Inc. (b)	11,240	273,357
Heritage-Crystal Clean, Inc. (a)	2,240	70,269
Herman Miller, Inc.	9,050	376,933
HNI Corp.	8,493	318,148
IAA, Inc. (a)	17,107	805,055
Interface, Inc.	9,001	149,327
KAR Auction Services, Inc. (b)	21,107	459,922
Kimball International, Inc. Class B	4,620	95,495
Knoll, Inc.	6,751	170,530
Matthews International Corp. Class A	4,532	172,986
McGrath RentCorp	4,420	338,307
Mobile Mini, Inc.	6,752	255,968
MSA Safety, Inc.	4,618	583,530
PICO Holdings, Inc. (a)	249	2,769
Pitney Bowes, Inc. (b)	2,802	11,292
Quad/Graphics, Inc. (b)	4,521	21,113
Republic Services, Inc.	46,048	4,127,282
Rollins, Inc.	17,687	586,501
RR Donnelley & Sons Co.	409	1,616
SP Plus Corp. (a)	2,473	104,929
Steelcase, Inc. Class A	13,464	275,473
Stericycle, Inc. (a) (b)	11,815	753,915
Team, Inc. (a)	200	3,194
Tetra Tech, Inc.	9,009	776,215
UniFirst Corp.	2,171	438,499
US Ecology, Inc.	2,413	139,737
Viad Corp.	2,399	161,933
VSE Corp.	221	8,407
Waste Management, Inc.	59,543	6,785,520
		28,227,936
COMMUNICATIONS EQUIPMENT — 1.0%
Acacia Communications, Inc. (a)	4,155	281,751
ADTRAN, Inc.	6,971	68,943
Applied Optoelectronics, Inc. (a) (b)	4,449	52,854
Arista Networks, Inc. (a)	7,846	1,595,876
CalAmp Corp. (a)	4,642	44,470
Calix, Inc. (a)	6,665	53,320
Casa Systems, Inc. (a)	4,030	16,483
Ciena Corp. (a)	24,227	1,034,251
Cisco Systems, Inc.	599,639	28,758,686
Clearfield, Inc. (a)	2,170	30,250
CommScope Holding Co., Inc. (a)	30,105	427,190
Comtech Telecommunications Corp.	180	6,388
DASAN Zhone Solutions, Inc. (a)	205	1,816
Digi International, Inc. (a)	4,441	78,695
EchoStar Corp. Class A (a)	6,893	298,536
Extreme Networks, Inc. (a)	16,605	122,379
F5 Networks, Inc. (a)	9,254	1,292,321
Harmonic, Inc. (a)	516	4,025

30

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Infinera Corp. (a) (b)	25,526	$ 202,676
Inseego Corp. (a) (b)	9,217	67,561
InterDigital, Inc.	4,682	255,122
Juniper Networks, Inc.	44,672	1,100,271
KVH Industries, Inc. (a)	2,243	24,965
Lumentum Holdings, Inc. (a)	9,143	725,040
Motorola Solutions, Inc.	24,195	3,898,782
NETGEAR, Inc. (a)	4,692	115,001
NetScout Systems, Inc. (a)	13,992	336,787
PC-Tel, Inc. (a)	2,165	18,338
Plantronics, Inc. (b)	4,734	129,428
Ribbon Communications, Inc. (a)	625	1,937
TESSCO Technologies, Inc.	100	1,122
ViaSat, Inc. (a)	7,047	515,805
Viavi Solutions, Inc. (a)	34,969	524,535
		42,085,604
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	24,549	1,058,798
Aegion Corp. (a)	4,692	104,960
Ameresco, Inc. Class A (a) (b)	2,290	40,075
Arcosa, Inc.	6,795	302,717
Argan, Inc.	2,141	85,940
Comfort Systems USA, Inc.	4,586	228,612
Concrete Pumping Holdings, Inc. (a)	3,930	21,497
Construction Partners, Inc. Class A (a) (b)	2,565	43,272
Dycom Industries, Inc. (a)	4,524	213,307
EMCOR Group, Inc.	9,118	786,883
Fluor Corp.	22,078	416,833
Granite Construction, Inc. (b)	7,012	194,022
Great Lakes Dredge & Dock Corp. (a)	2,337	26,478
HC2 Holdings, Inc. (a) (b)	6,283	13,634
IES Holdings, Inc. (a)	2,800	71,848
Infrastructure and Energy Alternatives, Inc. (a)	2,765	8,903
Jacobs Engineering Group, Inc.	18,317	1,645,416
MasTec, Inc. (a) (b)	9,241	592,903
MYR Group, Inc. (a)	2,357	76,815
Northwest Pipe Co. (a)	2,110	70,284
NV5 Global, Inc. (a) (b)	235	11,856
Orion Group Holdings, Inc. (a)	3,930	20,397
Primoris Services Corp.	4,461	99,213
Quanta Services, Inc.	18,984	772,839
Sterling Construction Co., Inc. (a)	4,380	61,670
Tutor Perini Corp. (a) (b)	5,128	65,946
Valmont Industries, Inc.	2,421	362,617
Willscot Corp. (a)	8,060	149,029
		7,546,764
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	6,869	622,744
Forterra, Inc. (a)	2,280	26,357
Martin Marietta Materials, Inc.	9,063	2,534,377
Summit Materials, Inc. Class A (a)	19,659	469,850
Security Description	Shares	Value
United States Lime & Minerals, Inc.	40	$ 3,612
US Concrete, Inc. (a)	2,251	93,777
Vulcan Materials Co.	18,956	2,729,474
		6,480,191
CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	58,358	1,783,420
American Express Co.	116,274	14,474,950
Atlanticus Holdings Corp. (a)	900	8,109
Capital One Financial Corp.	67,150	6,910,407
Credit Acceptance Corp. (a) (b)	1,699	751,519
Curo Group Holdings Corp. (a) (b)	2,165	26,370
Discover Financial Services	43,792	3,714,437
Elevate Credit, Inc. (a)	2,110	9,390
Encore Capital Group, Inc. (a) (b)	4,382	154,948
Enova International, Inc. (a)	3,484	83,825
FirstCash, Inc.	6,803	548,526
Green Dot Corp. Class A (a)	6,641	154,735
LendingClub Corp. (a)	9,996	126,150
Navient Corp.	40,562	554,888
Nelnet, Inc. Class A	2,329	135,641
OneMain Holdings, Inc.	10,943	461,247
PRA Group, Inc. (a) (b)	6,884	249,889
Regional Management Corp. (a)	2,130	63,964
Santander Consumer USA Holdings, Inc.	4,973	116,219
SLM Corp.	69,897	622,782
Synchrony Financial	91,243	3,285,660
World Acceptance Corp. (a) (b)	2,098	181,267
		34,418,343
CONTAINERS & PACKAGING — 0.4%
AptarGroup, Inc.	6,915	799,512
Avery Dennison Corp.	11,500	1,504,430
Ball Corp.	46,097	2,981,093
Berry Global Group, Inc. (a)	16,011	760,362
Crown Holdings, Inc. (a)	19,009	1,378,913
Graphic Packaging Holding Co.	44,692	744,122
Greif, Inc. Class A	1,962	86,721
International Paper Co.	59,046	2,719,068
Myers Industries, Inc.	4,439	74,043
O-I Glass, Inc.	25,547	304,776
Packaging Corp. of America	13,568	1,519,480
Sealed Air Corp.	25,518	1,016,382
Silgan Holdings, Inc.	15,290	475,213
Sonoco Products Co.	13,865	855,748
UFP Technologies, Inc. (a)	130	6,449
Westrock Co.	36,454	1,564,241
		16,790,553
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	6,749	183,505
Funko, Inc. Class A (a) (b)	2,165	37,151
Genuine Parts Co.	21,287	2,261,318
LKQ Corp. (a)	44,894	1,602,716
Pool Corp.	6,259	1,329,286

31

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Weyco Group, Inc.	150	$ 3,968
		5,417,944
DIVERSIFIED CONSUMER SERVICES — 0.2%
Adtalem Global Education, Inc. (a)	9,077	317,423
American Public Education, Inc. (a)	2,281	62,477
Bright Horizons Family Solutions, Inc. (a)	6,894	1,036,099
Carriage Services, Inc.	2,278	58,317
Chegg, Inc. (a) (b)	14,668	556,064
Collectors Universe, Inc.	245	5,647
frontdoor, Inc. (a)	8,230	390,267
Graham Holdings Co. Class B	686	438,347
Grand Canyon Education, Inc. (a) (b)	6,871	658,173
H&R Block, Inc.	31,377	736,732
Houghton Mifflin Harcourt Co. (a)	13,556	84,725
K12, Inc. (a)	3,464	70,492
Laureate Education, Inc. Class A (a)	4,895	86,201
Perdoceo Education Corp. (a)	9,279	170,641
Regis Corp. (a)	6,657	118,961
Select Interior Concepts, Inc. Class A (a)	2,565	23,059
Service Corp. International	28,399	1,307,206
ServiceMaster Global Holdings, Inc. (a)	21,086	815,185
Strategic Education, Inc.	4,090	649,901
Universal Technical Institute, Inc. (a)	2,965	22,860
WW International, Inc. (a)	8,912	340,527
		7,949,304
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AXA Equitable Holdings, Inc.	40,464	1,002,698
Berkshire Hathaway, Inc. Class B (a)	339	76,783
Cannae Holdings, Inc. (a)	4,749	176,615
Jefferies Financial Group, Inc.	30,518	652,170
Marlin Business Services Corp.	2,160	47,477
On Deck Capital, Inc. (a)	6,705	27,759
Voya Financial, Inc.	21,541	1,313,570
		3,297,072
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
Anterix, Inc. (a) (b)	245	10,586
AT&T, Inc.	1,041,948	40,719,328
ATN International, Inc.	2,168	120,086
Bandwidth, Inc. Class A (a) (b)	2,050	131,303
CenturyLink, Inc.	151,475	2,000,985
Cincinnati Bell, Inc. (a) (b)	8,319	87,100
Cogent Communications Holdings, Inc.	6,778	446,060
Security Description	Shares	Value
Consolidated Communications Holdings, Inc. (b)	451	$ 1,750
Frontier Communications Corp. (a) (b)	105	93
GCI Liberty, Inc. Class A (a)	11,072	784,451
IDT Corp. Class B (a)	2,143	15,451
Iridium Communications, Inc. (a)	11,387	280,576
Ooma, Inc. (a)	2,280	30,164
ORBCOMM, Inc. (a)	9,145	38,500
Pareteum Corp. (a) (b)	18,285	7,996
Verizon Communications, Inc.	585,351	35,940,551
Vonage Holdings Corp. (a)	30,828	228,436
Zayo Group Holdings, Inc. (a)	30,966	1,072,972
		81,916,388
ELECTRIC UTILITIES — 2.0%
ALLETE, Inc.	6,969	565,674
Alliant Energy Corp.	35,113	1,921,383
American Electric Power Co., Inc.	71,068	6,716,637
Duke Energy Corp.	104,308	9,513,933
Edison International	51,945	3,917,172
El Paso Electric Co.	6,572	446,173
Entergy Corp.	26,490	3,173,502
Evergy, Inc.	31,887	2,075,525
Eversource Energy	46,746	3,976,682
Exelon Corp.	138,515	6,314,899
FirstEnergy Corp.	71,886	3,493,660
Genie Energy, Ltd. Class B	200	1,546
Hawaiian Electric Industries, Inc.	18,282	856,694
IDACORP, Inc.	6,867	733,396
MGE Energy, Inc.	6,567	517,611
NextEra Energy, Inc.	69,705	16,879,763
OGE Energy Corp.	30,000	1,334,100
Otter Tail Corp.	6,378	327,128
PG&E Corp. (a) (b)	75,656	822,381
Pinnacle West Capital Corp.	16,213	1,458,035
PNM Resources, Inc.	11,304	573,226
Portland General Electric Co.	13,506	753,500
PPL Corp.	97,539	3,499,699
Southern Co.	148,418	9,454,226
Spark Energy, Inc. Class A (b)	2,180	20,121
Xcel Energy, Inc.	74,110	4,705,244
		84,051,910
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	5,816	802,608
Allied Motion Technologies, Inc.	225	10,913
American Superconductor Corp. (a) (b)	2,465	19,350
AMETEK, Inc.	33,990	3,390,163
Atkore International Group, Inc. (a)	4,625	187,128
AZZ, Inc.	4,450	204,477
Babcock & Wilcox Enterprises, Inc. (a) (b)	4,230	15,397
Bloom Energy Corp. Class A (a) (b)	8,860	66,184
Emerson Electric Co.	89,331	6,812,382

32

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Encore Wire Corp.	2,399	$ 137,703
Energous Corp. (a)	2,465	4,363
EnerSys	6,711	502,184
Generac Holdings, Inc. (a)	9,100	915,369
Hubbell, Inc.	6,898	1,019,662
LSI Industries, Inc.	4,370	26,439
Plug Power, Inc. (a) (b)	32,571	102,924
Powell Industries, Inc.	103	5,046
Preformed Line Products Co.	50	3,018
Regal Beloit Corp.	6,751	577,953
Rockwell Automation, Inc.	17,376	3,521,594
Sensata Technologies Holding PLC (a)	21,225	1,143,391
Sunrun, Inc. (a) (b)	9,405	129,883
Thermon Group Holdings, Inc. (a)	4,429	118,697
TPI Composites, Inc. (a)	2,265	41,925
Ultralife Corp. (a)	1,465	10,826
Vicor Corp. (a) (b)	2,320	108,390
Vivint Solar, Inc. (a) (b)	6,195	44,976
		19,922,945
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Airgain, Inc. (a)	1,165	12,454
Akoustis Technologies, Inc. (a) (b)	2,265	18,120
Amphenol Corp. Class A	41,062	4,444,140
Anixter International, Inc. (a)	4,718	434,528
Arlo Technologies, Inc. (a)	9,377	39,477
Arrow Electronics, Inc. (a)	13,856	1,174,157
Avnet, Inc.	18,701	793,670
AVX Corp.	6,802	139,237
Badger Meter, Inc.	4,575	297,055
Bel Fuse, Inc. Class B	40	820
Belden, Inc.	6,697	368,335
Benchmark Electronics, Inc.	8,806	302,574
CDW Corp.	21,008	3,000,783
Cognex Corp.	23,353	1,308,702
Coherent, Inc. (a) (b)	3,626	603,185
Corning, Inc.	114,699	3,338,888
CTS Corp.	4,543	136,335
Daktronics, Inc.	4,682	28,513
Dolby Laboratories, Inc. Class A	8,960	616,448
ePlus, Inc. (a)	2,246	189,315
FARO Technologies, Inc. (a)	2,301	115,855
Fitbit, Inc. Class A (a)	27,103	178,067
FLIR Systems, Inc.	20,557	1,070,403
Frequency Electronics, Inc. (a)	1,000	10,210
Genasys, Inc. (a)	4,530	14,813
II-VI, Inc. (a) (b)	10,379	349,461
Insight Enterprises, Inc. (a)	4,457	313,283
IPG Photonics Corp. (a)	4,594	665,763
Iteris, Inc. (a)	4,465	22,280
Itron, Inc. (a)	4,777	401,029
Jabil, Inc.	23,721	980,389
KEMET Corp.	4,760	128,758
Keysight Technologies, Inc. (a)	27,725	2,845,417
Kimball Electronics, Inc. (a)	4,390	77,045
Security Description	Shares	Value
Knowles Corp. (a)	14,286	$ 302,149
Littelfuse, Inc.	2,515	481,120
Luna Innovations, Inc. (a)	3,630	26,463
Methode Electronics, Inc.	4,586	180,459
MTS Systems Corp.	2,308	110,853
Napco Security Technologies, Inc. (a)	2,150	63,189
National Instruments Corp.	16,603	702,971
nLight, Inc. (a)	3,800	77,064
Novanta, Inc. (a)	4,543	401,783
OSI Systems, Inc. (a)	2,389	240,668
PAR Technology Corp. (a) (b)	2,140	65,784
PC Connection, Inc.	2,170	107,762
Plexus Corp. (a)	4,586	352,847
Powerfleet, Inc. (a)	2,295	14,940
Rogers Corp. (a)	2,303	287,253
Sanmina Corp. (a)	11,282	386,296
ScanSource, Inc. (a)	4,418	163,245
SYNNEX Corp.	6,394	823,547
Tech Data Corp. (a)	4,650	667,740
Trimble, Inc. (a)	35,508	1,480,329
TTM Technologies, Inc. (a)	13,500	203,175
Vishay Intertechnology, Inc.	18,593	395,845
Vishay Precision Group, Inc. (a)	2,219	75,446
Wrap Technologies, Inc. (a) (b)	1,765	11,278
Zebra Technologies Corp. Class A (a)	7,005	1,789,357
		33,831,072
ENERGY EQUIPMENT & SERVICES — 0.4%
Apergy Corp. (a)	9,429	318,512
Archrock, Inc.	11,541	115,872
Aspen Aerogels, Inc. (a)	3,065	23,784
Baker Hughes Co.	91,936	2,356,320
Cactus, Inc. Class A	4,865	166,967
CARBO Ceramics, Inc. (a)	21	5
Covia Holdings Corp. (a) (b)	5,130	10,465
Diamond Offshore Drilling, Inc. (a) (b)	19,819	142,499
DMC Global, Inc. (b)	2,190	98,419
Dril-Quip, Inc. (a)	4,463	209,359
Era Group, Inc. (a)	189	1,922
Exterran Corp. (a)	4,667	36,543
Forum Energy Technologies, Inc. (a)	15,619	26,240
FTS International, Inc. (a) (b)	9,065	9,428
Geospace Technologies Corp. (a)	98	1,643
Halliburton Co.	126,299	3,090,537
Helix Energy Solutions Group, Inc. (a)	18,849	181,516
Helmerich & Payne, Inc.	15,664	711,616
ION Geophysical Corp. (a)	2,130	18,488
KLX Energy Services Holdings, Inc. (a)	4,635	29,849
Liberty Oilfield Services, Inc. Class A (b)	7,415	82,455

33

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Mammoth Energy Services, Inc. (b)	4,570	$ 10,054
Matrix Service Co. (a)	4,471	102,296
McDermott International, Inc. (a) (b)	24,154	16,343
National Oilwell Varco, Inc.	57,200	1,432,860
Natural Gas Services Group, Inc. (a)	2,178	26,702
Newpark Resources, Inc. (a)	13,566	85,059
NexTier Oilfield Solutions, Inc. (a)	17,685	118,489
Nine Energy Service, Inc. (a) (b)	5,585	43,675
Oceaneering International, Inc. (a)	13,749	204,998
Oil States International, Inc. (a)	8,475	138,227
Pacific Drilling SA (a)	9,460	38,597
Parker Drilling Co. (a)	2,165	48,712
Patterson-UTI Energy, Inc.	34,414	361,347
Pioneer Energy Services Corp. (a)	21	1
ProPetro Holding Corp. (a)	11,435	128,644
RigNet, Inc. (a)	84	554
RPC, Inc. (b)	9,139	47,888
Schlumberger, Ltd.	193,395	7,774,479
SEACOR Holdings, Inc. (a)	2,389	103,085
SEACOR Marine Holdings, Inc. (a)	6,820	94,048
Select Energy Services, Inc. Class A (a)	11,350	105,328
Smart Sand, Inc. (a) (b)	2,390	6,023
Solaris Oilfield Infrastructure, Inc. Class A (b)	5,100	71,400
TETRA Technologies, Inc. (a)	2,668	5,229
Tidewater, Inc. (a) (b)	4,440	85,603
US Silica Holdings, Inc. (b)	13,529	83,203
		18,765,283
ENTERTAINMENT — 1.8%
Activision Blizzard, Inc.	107,832	6,407,377
AMC Entertainment Holdings, Inc. Class A (b)	6,971	50,470
Cinemark Holdings, Inc. (b)	15,964	540,381
Electronic Arts, Inc. (a)	42,941	4,616,587
Eros International PLC (a) (b)	12,090	40,985
Glu Mobile, Inc. (a)	17,530	106,057
Liberty Media Corp.-Liberty Braves Class A (a)	147	4,359
Liberty Media Corp.-Liberty Formula One Class A (a)	4,388	192,107
Lions Gate Entertainment Corp. Class A (a)	11,303	120,490
Live Nation Entertainment, Inc. (a)	21,103	1,508,231
LiveXLive Media, Inc. (a) (b)	1,815	2,804
Madison Square Garden Co. Class A (a)	2,343	689,287
Marcus Corp.	2,361	75,009
Netflix, Inc. (a)	60,715	19,645,553
Reading International, Inc. Class A (a)	100	1,119
Roku, Inc. (a) (b)	10,772	1,442,371
Sciplay Corp. Class A (a)	3,230	39,697
Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	15,824	$ 1,937,332
Walt Disney Co.	256,807	37,141,996
World Wrestling Entertainment, Inc. Class A (b)	4,674	303,202
Zynga, Inc. Class A (a)	117,607	719,755
		75,585,169
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.1%
Acadia Realty Trust REIT	11,559	299,725
Agree Realty Corp. REIT	4,539	318,502
Alexander & Baldwin, Inc. REIT	8,480	177,741
Alexander's, Inc. REIT	300	99,105
Alexandria Real Estate Equities, Inc. REIT	16,307	2,634,885
American Assets Trust, Inc. REIT	8,988	412,549
American Campus Communities, Inc. REIT	21,197	996,895
American Finance Trust, Inc. REIT (b)	19,520	258,835
American Homes 4 Rent Class A REIT	35,515	930,848
American Tower Corp. REIT	63,004	14,479,579
Americold Realty Trust REIT (b)	27,135	951,353
Apartment Investment & Management Co. Class A REIT	23,244	1,200,553
Apple Hospitality REIT, Inc.	32,279	524,534
Armada Hoffler Properties, Inc. REIT	6,754	123,936
Ashford Hospitality Trust, Inc. REIT	13,100	36,549
AvalonBay Communities, Inc. REIT	19,500	4,089,150
Bluerock Residential Growth REIT, Inc.	2,505	30,185
Boston Properties, Inc. REIT	21,578	2,974,743
Braemar Hotels & Resorts, Inc. REIT	214	1,911
Brandywine Realty Trust REIT	25,799	406,334
Brixmor Property Group, Inc. REIT	44,308	957,496
BRT Apartments Corp. REIT	1,365	23,164
Camden Property Trust REIT	13,619	1,444,976
CareTrust REIT, Inc.	13,564	279,825
CatchMark Timber Trust, Inc. Class A REIT	4,755	54,540
CBL & Associates Properties, Inc. REIT (b)	857	900
Cedar Realty Trust, Inc. REIT	32,892	97,031
Chatham Lodging Trust REIT	12,956	237,613
CIM Commercial Trust Corp. REIT	1,665	24,143
City Office REIT, Inc.	4,620	62,462
Clipper Realty, Inc. REIT (b)	2,240	23,744
Colony Capital, Inc. REIT	51,789	245,998
Columbia Property Trust, Inc. REIT	18,802	393,150

34

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Community Healthcare Trust, Inc. REIT	2,290	$ 98,149
Condor Hospitality Trust, Inc.	1,265	13,966
CoreCivic, Inc. REIT	18,850	327,613
CorEnergy Infrastructure Trust, Inc. REIT (b)	1,965	87,855
CorePoint Lodging, Inc. REIT	9,135	97,562
CoreSite Realty Corp. REIT	4,631	519,228
Corporate Office Properties Trust REIT	15,953	468,699
Cousins Properties, Inc. REIT	21,455	883,946
Crown Castle International Corp. REIT	59,152	8,408,457
CubeSmart REIT	30,690	966,121
CyrusOne, Inc. REIT	13,572	888,016
DiamondRock Hospitality Co. REIT	30,183	334,428
Digital Realty Trust, Inc. REIT (b)	29,326	3,511,495
Diversified Healthcare Trust REIT	37,699	318,180
Douglas Emmett, Inc. REIT	23,361	1,025,548
Duke Realty Corp. REIT	54,160	1,877,727
Easterly Government Properties, Inc. REIT	6,395	151,753
EastGroup Properties, Inc. REIT	4,608	611,343
Empire State Realty Trust, Inc. Class A REIT	19,076	266,301
EPR Properties REIT	11,261	795,477
Equinix, Inc. REIT	12,009	7,009,653
Equity Commonwealth REIT	19,118	627,644
Equity LifeStyle Properties, Inc. REIT	22,965	1,616,506
Equity Residential REIT	49,751	4,025,851
Essential Properties Realty Trust, Inc. REIT (b)	8,265	205,055
Essex Property Trust, Inc. REIT	9,161	2,756,178
Extra Space Storage, Inc. REIT	18,803	1,985,973
Farmland Partners, Inc. REIT (b)	4,540	30,781
Federal Realty Investment Trust REIT	11,295	1,454,005
First Industrial Realty Trust, Inc. REIT	18,248	757,474
Four Corners Property Trust, Inc. REIT	13,281	374,391
Franklin Street Properties Corp. REIT	27,613	236,367
Front Yard Residential Corp. REIT	11,083	136,764
Gaming and Leisure Properties, Inc. REIT	30,852	1,328,179
GEO Group, Inc. REIT	18,914	314,162
Getty Realty Corp. REIT	6,754	222,004
Gladstone Commercial Corp. REIT	4,479	97,911
Gladstone Land Corp. REIT (b)	2,140	27,756
Global Medical REIT, Inc.	2,425	32,083
Global Net Lease, Inc. REIT	11,317	229,509
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	11,224	361,188
Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	18,628	$ 621,616
Healthcare Trust of America, Inc. Class A REIT (b)	30,566	925,538
Healthpeak Properties, Inc. REIT	71,573	2,467,121
Hersha Hospitality Trust REIT	7,900	114,945
Highwoods Properties, Inc. REIT	15,950	780,115
Host Hotels & Resorts, Inc. REIT	107,265	1,989,766
Hudson Pacific Properties, Inc. REIT	23,317	877,885
Independence Realty Trust, Inc. REIT	11,435	161,005
Industrial Logistics Properties Trust REIT	6,111	137,009
Innovative Industrial Properties, Inc. REIT (b)	1,550	117,599
Investors Real Estate Trust REIT	4,019	291,378
Invitation Homes, Inc. REIT	60,940	1,826,372
Iron Mountain, Inc. REIT (b)	37,795	1,204,527
iStar, Inc. REIT	11,340	164,543
JBG SMITH Properties REIT	19,967	796,484
Jernigan Capital, Inc. REIT (b)	2,200	42,108
Kilroy Realty Corp. REIT	14,070	1,180,473
Kimco Realty Corp. REIT	60,804	1,259,251
Lamar Advertising Co. Class A REIT	11,565	1,032,292
Lexington Realty Trust REIT	39,820	422,888
Liberty Property Trust REIT	21,188	1,272,339
Life Storage, Inc. REIT	6,850	741,718
LTC Properties, Inc. REIT	6,656	297,989
Macerich Co. REIT (b)	21,112	568,335
Mack-Cali Realty Corp. REIT	13,584	314,198
Medical Properties Trust, Inc. REIT	65,815	1,389,355
MGM Growth Properties LLC Class A REIT (b)	9,370	290,189
Mid-America Apartment Communities, Inc. REIT	17,369	2,290,276
Monmouth Real Estate Investment Corp. REIT	13,840	200,403
National Health Investors, Inc. REIT	6,658	542,494
National Retail Properties, Inc. REIT	23,356	1,252,349
National Storage Affiliates Trust REIT	8,582	288,527
New Senior Investment Group, Inc. REIT	27,619	211,285
NexPoint Residential Trust, Inc. REIT	2,330	104,850
Office Properties Income Trust REIT	9,205	295,849
Omega Healthcare Investors, Inc. REIT	30,991	1,312,469
One Liberty Properties, Inc. REIT	6,988	190,004
Outfront Media, Inc. REIT	23,084	619,113
Paramount Group, Inc. REIT	30,801	428,750
Park Hotels & Resorts, Inc. REIT	35,347	914,427

35

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Pebblebrook Hotel Trust REIT (b)	19,621	$ 526,039
Pennsylvania Real Estate Investment Trust (b)	10,381	55,331
Physicians Realty Trust REIT	27,801	526,551
Piedmont Office Realty Trust, Inc. Class A REIT	23,158	515,034
Plymouth Industrial REIT, Inc.	1,865	34,297
PotlatchDeltic Corp. REIT (b)	9,610	415,825
Preferred Apartment Communities, Inc. Class A REIT (b)	4,535	60,406
Prologis, Inc. REIT	88,429	7,882,561
PS Business Parks, Inc. REIT	2,370	390,742
Public Storage REIT	21,517	4,582,260
QTS Realty Trust, Inc. Class A REIT	6,833	370,827
Rayonier, Inc. REIT	18,458	604,684
Realty Income Corp. REIT	45,050	3,317,031
Regency Centers Corp. REIT	23,230	1,465,581
Retail Opportunity Investments Corp. REIT	16,348	288,706
Retail Properties of America, Inc. Class A REIT	33,771	452,531
Retail Value, Inc. REIT	2,124	78,163
Rexford Industrial Realty, Inc. REIT	16,751	765,018
RLJ Lodging Trust REIT	25,855	458,151
RPT Realty REIT	14,010	210,710
Ryman Hospitality Properties, Inc. REIT	6,846	593,274
Sabra Health Care REIT, Inc.	27,854	594,404
Saul Centers, Inc. REIT	2,368	124,983
SBA Communications Corp. REIT	16,369	3,944,765
Seritage Growth Properties Class A REIT (b)	4,471	179,198
Service Properties Trust REIT	14,658	356,629
Simon Property Group, Inc. REIT	43,960	6,548,282
SITE Centers Corp. REIT	21,785	305,426
SL Green Realty Corp. REIT	13,514	1,241,666
Spirit Realty Capital, Inc. REIT	13,166	647,504
STAG Industrial, Inc. REIT	13,835	436,771
STORE Capital Corp. REIT	28,711	1,069,198
Summit Hotel Properties, Inc. REIT (b)	20,771	256,314
Sun Communities, Inc. REIT	11,331	1,700,783
Sunstone Hotel Investors, Inc. REIT	34,229	476,468
Tanger Factory Outlet Centers, Inc. REIT (b)	13,557	199,695
Taubman Centers, Inc. REIT	9,249	287,551
Terreno Realty Corp. REIT	9,011	487,856
UDR, Inc. REIT	40,146	1,874,818
UMH Properties, Inc. REIT	4,510	70,942
Uniti Group, Inc. REIT (b)	23,565	193,469
Universal Health Realty Income Trust REIT	1,110	130,270
Urban Edge Properties REIT	16,285	312,346
Ventas, Inc. REIT	49,006	2,829,606
Security Description	Shares	Value
VEREIT, Inc.	148,016	$ 1,367,668
VICI Properties, Inc. REIT (b)	66,855	1,708,145
Vornado Realty Trust REIT	25,319	1,683,713
Washington Prime Group, Inc. REIT (b)	25,410	92,492
Washington Real Estate Investment Trust	11,370	331,777
Weingarten Realty Investors REIT	18,554	579,627
Welltower, Inc. REIT	58,397	4,775,707
Weyerhaeuser Co. REIT	110,881	3,348,606
Whitestone REIT (b)	13,407	182,603
WP Carey, Inc. REIT	24,108	1,929,604
Xenia Hotels & Resorts, Inc. REIT	15,772	340,833
		174,415,527
FOOD & STAPLES RETAILING — 1.5%
Andersons, Inc.	172	4,348
BJ's Wholesale Club Holdings, Inc. (a) (b)	20,725	471,287
Casey's General Stores, Inc.	4,682	744,391
Chefs' Warehouse, Inc. (a)	2,443	93,103
Costco Wholesale Corp.	62,237	18,292,699
Grocery Outlet Holding Corp. (a) (b)	5,395	175,068
Ingles Markets, Inc. Class A	351	16,676
Kroger Co.	115,904	3,360,057
Natural Grocers by Vitamin Cottage, Inc.	87	859
Performance Food Group Co. (a)	13,513	695,649
PriceSmart, Inc.	2,413	171,371
Rite Aid Corp. (a) (b)	7,560	116,953
SpartanNash Co.	172	2,449
Sprouts Farmers Market, Inc. (a)	20,996	406,273
Sysco Corp.	74,845	6,402,241
United Natural Foods, Inc. (a)	7,032	61,600
US Foods Holding Corp. (a)	31,356	1,313,503
Village Super Market, Inc. Class A	117	2,714
Weis Markets, Inc. (b)	2,218	89,807
Walmart, Inc.	198,143	23,547,314
Walgreens Boots Alliance, Inc.	108,150	6,376,524
		62,344,886
FOOD PRODUCTS — 1.2%
Alico, Inc.	500	17,915
Archer-Daniels-Midland Co.	76,531	3,547,212
B&G Foods, Inc. (b)	11,473	205,711
Beyond Meat, Inc. (a) (b)	3,230	244,188
Bunge, Ltd.	21,082	1,213,269
Calavo Growers, Inc. (b)	2,348	212,705
Cal-Maine Foods, Inc.	4,478	191,435
Campbell Soup Co.	26,201	1,294,853
Conagra Brands, Inc.	65,664	2,248,335
Darling Ingredients, Inc. (a)	23,497	659,796
Dean Foods Co. (b)	361	22
Farmer Brothers Co. (a)	2,140	32,228
Flowers Foods, Inc.	27,836	605,155
Fresh Del Monte Produce, Inc.	4,530	158,459

36

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Freshpet, Inc. (a)	2,475	$ 146,248
General Mills, Inc.	86,989	4,659,131
Hain Celestial Group, Inc. (a) (b)	16,584	430,438
Hershey Co.	20,152	2,961,941
Hormel Foods Corp. (b)	37,654	1,698,572
Hostess Brands, Inc. (a)	16,101	234,109
Ingredion, Inc.	9,264	861,089
J&J Snack Foods Corp.	2,550	469,888
J.M. Smucker Co.	16,579	1,726,371
John B Sanfilippo & Son, Inc.	245	22,364
Kellogg Co.	48,806	3,375,423
Kraft Heinz Co.	139,509	4,482,424
Lamb Weston Holdings, Inc.	20,673	1,778,498
Lancaster Colony Corp.	2,137	342,134
Landec Corp. (a)	4,411	49,888
Limoneira Co. (b)	2,169	41,710
McCormick & Co., Inc.	1,769	300,252
Mondelez International, Inc. Class A	206,148	11,354,632
Post Holdings, Inc. (a)	9,295	1,014,084
Sanderson Farms, Inc.	2,421	426,629
Seneca Foods Corp. Class A (a)	162	6,608
Simply Good Foods Co. (a)	6,280	179,231
Tootsie Roll Industries, Inc. (b)	2,275	77,669
TreeHouse Foods, Inc. (a)	8,375	406,187
Tyson Foods, Inc. Class A	38,741	3,526,981
		51,203,784
GAS UTILITIES — 0.2%
Atmos Energy Corp.	15,895	1,778,015
Chesapeake Utilities Corp.	2,277	218,205
National Fuel Gas Co.	11,461	533,395
New Jersey Resources Corp.	11,622	517,992
Northwest Natural Holding Co.	4,486	330,753
ONE Gas, Inc.	6,919	647,411
South Jersey Industries, Inc. (b)	11,526	380,127
Southwest Gas Holdings, Inc.	6,866	521,610
Spire, Inc.	6,770	564,009
UGI Corp.	25,930	1,170,999
		6,662,516
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	247,135	21,466,146
ABIOMED, Inc. (a)	6,260	1,067,893
Accuray, Inc. (a)	11,280	31,810
Align Technology, Inc. (a)	10,329	2,882,204
Alphatec Holdings, Inc. (a)	5,695	40,406
AngioDynamics, Inc. (a)	4,641	74,302
Antares Pharma, Inc. (a)	34,624	162,733
Apyx Medical Corp. (a)	4,230	35,786
AtriCure, Inc. (a)	4,638	150,781
Atrion Corp.	40	30,060
Avanos Medical, Inc. (a)	6,855	231,013
AxoGen, Inc. (a) (b)	4,370	78,179
Axonics Modulation Technologies, Inc. (a) (b)	1,365	37,824
Security Description	Shares	Value
Baxter International, Inc.	74,555	$ 6,234,289
Becton Dickinson and Co.	38,750	10,538,837
BioLife Solutions, Inc. (a) (b)	2,318	37,505
BioSig Technologies, Inc. (a) (b)	2,265	13,409
Boston Scientific Corp. (a)	201,493	9,111,513
Cantel Medical Corp. (b)	6,227	441,494
Cardiovascular Systems, Inc. (a)	4,624	224,680
Cerus Corp. (a)	15,875	66,993
Chembio Diagnostics, Inc. (a)	2,165	9,872
Conformis, Inc. (a)	9,160	13,740
CONMED Corp.	4,478	500,775
Cooper Cos., Inc.	6,895	2,215,295
CryoLife, Inc. (a)	4,550	123,259
CryoPort, Inc. (a) (b)	4,540	74,728
Cutera, Inc. (a)	2,220	79,498
CytoSorbents Corp. (a) (b)	4,380	16,863
Danaher Corp.	91,499	14,043,267
DENTSPLY SIRONA, Inc.	34,146	1,932,322
DexCom, Inc. (a)	12,924	2,826,996
Edwards Lifesciences Corp. (a)	30,167	7,037,659
FONAR Corp. (a)	130	2,560
GenMark Diagnostics, Inc. (a) (b)	9,071	43,632
Glaukos Corp. (a) (b)	5,557	302,690
Globus Medical, Inc. Class A (a)	9,269	545,759
Haemonetics Corp. (a)	6,907	793,614
Heska Corp. (a)	140	13,432
Hill-Rom Holdings, Inc.	9,263	1,051,628
Hologic, Inc. (a)	35,628	1,860,138
ICU Medical, Inc. (a)	2,271	424,950
IDEXX Laboratories, Inc. (a)	12,363	3,228,350
Inogen, Inc. (a) (b)	2,417	165,154
Insulet Corp. (a)	8,896	1,522,995
Integer Holdings Corp. (a)	4,480	360,326
Integra LifeSciences Holdings Corp. (a)	9,284	541,072
IntriCon Corp. (a)	603	10,854
Intuitive Surgical, Inc. (a)	16,560	9,789,444
Invacare Corp.	4,613	41,609
iRadimed Corp. (a) (b)	80	1,870
iRhythm Technologies, Inc. (a) (b)	2,355	160,352
Lantheus Holdings, Inc. (a)	4,615	94,654
LeMaitre Vascular, Inc. (b)	2,230	80,169
Masimo Corp. (a)	6,846	1,082,079
Meridian Bioscience, Inc.	364	3,556
Merit Medical Systems, Inc. (a)	7,012	218,915
Mesa Laboratories, Inc. (b)	70	17,458
Misonix, Inc. (a)	1,465	27,264
Natus Medical, Inc. (a)	4,528	149,379
Neogen Corp. (a)	7,110	463,999
Neuronetics, Inc. (a)	1,165	5,231
Nevro Corp. (a)	4,507	529,753
NuVasive, Inc. (a)	6,874	531,635
OraSure Technologies, Inc. (a)	4,740	38,062
Orthofix Medical, Inc. (a)	2,565	118,452
OrthoPediatrics Corp. (a) (b)	1,265	59,442
Penumbra, Inc. (a) (b)	4,471	734,451

37

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Pulse Biosciences, Inc. (a)	1,465	$ 19,646
Quidel Corp. (a)	4,479	336,059
Repro-Med Systems, Inc. (a) (b)	3,165	20,667
ResMed, Inc.	21,066	3,264,598
Rockwell Medical, Inc. (a) (b)	323	788
RTI Surgical Holdings, Inc. (a)	8,971	24,581
SeaSpine Holdings Corp. (a)	2,120	25,461
Shockwave Medical, Inc. (a) (b)	2,565	112,655
SI-BONE, Inc. (a)	2,265	48,698
Sientra, Inc. (a)	2,380	21,277
Silk Road Medical, Inc. (a) (b)	2,765	111,651
STAAR Surgical Co. (a) (b)	4,787	168,359
Stereotaxis, Inc. (a)	6,495	34,359
Stryker Corp.	49,825	10,460,260
Surmodics, Inc. (a)	2,208	91,477
Tactile Systems Technology, Inc. (a)	2,150	145,146
Tandem Diabetes Care, Inc. (a) (b)	7,895	470,621
Teleflex, Inc.	6,662	2,507,843
TransMedics Group, Inc. (a) (b)	1,865	35,454
Utah Medical Products, Inc.	299	32,262
Vapotherm, Inc. (a)	1,665	20,246
Varex Imaging Corp. (a)	4,760	141,896
Varian Medical Systems, Inc. (a)	13,884	1,971,667
ViewRay, Inc. (a) (b)	4,695	19,813
VolitionRX, Ltd. (a) (b)	3,530	16,732
West Pharmaceutical Services, Inc.	11,184	1,681,291
Zimmer Biomet Holdings, Inc.	30,081	4,502,524
Zynex, Inc. (a) (b)	2,265	17,826
		133,150,916
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Acadia Healthcare Co., Inc. (a) (b)	13,143	436,610
Addus HomeCare Corp. (a)	2,170	210,967
Amedisys, Inc. (a)	4,708	785,859
American Renal Associates Holdings, Inc. (a)	4,590	47,598
AmerisourceBergen Corp.	22,342	1,899,517
AMN Healthcare Services, Inc. (a)	6,931	431,871
Anthem, Inc.	36,446	11,007,785
Apollo Medical Holdings, Inc. (a) (b)	4,835	89,012
BioTelemetry, Inc. (a) (b)	4,620	213,906
Brookdale Senior Living, Inc. (a)	23,904	173,782
Capital Senior Living Corp. (a)	4,469	13,809
Cardinal Health, Inc.	39,449	1,995,330
Catasys, Inc. (a) (b)	900	14,679
Centene Corp. (a)	55,487	3,488,468
Chemed Corp.	2,293	1,007,223
Cigna Corp.	51,867	10,606,283
Community Health Systems, Inc. (a)	581	1,685
CorVel Corp. (a)	504	44,029
Covetrus, Inc. (a) (b)	13,848	182,794
Cross Country Healthcare, Inc. (a)	4,620	53,684
CVS Health Corp.	185,679	13,794,093
Security Description	Shares	Value
DaVita, Inc. (a)	22,184	$ 1,664,466
Diplomat Pharmacy, Inc. (a)	354	1,416
Encompass Health Corp.	14,385	996,449
Ensign Group, Inc.	6,808	308,879
Enzo Biochem, Inc. (a)	6,720	17,674
Fulgent Genetics, Inc. (a)	900	11,610
Genesis Healthcare, Inc. (a)	7,660	12,562
Guardant Health, Inc. (a) (b)	4,365	341,081
Hanger, Inc. (a)	5,030	138,878
HCA Healthcare, Inc.	38,976	5,761,043
HealthEquity, Inc. (a)	9,116	675,222
Henry Schein, Inc. (a)	20,601	1,374,499
Humana, Inc.	19,575	7,174,629
InfuSystem Holdings, Inc. (a)	2,465	21,026
Joint Corp (a)	1,865	30,101
Laboratory Corp. of America Holdings (a)	13,566	2,294,960
LHC Group, Inc. (a)	2,442	336,410
Magellan Health, Inc. (a)	4,428	346,491
McKesson Corp.	26,704	3,693,697
MEDNAX, Inc. (a)	13,941	387,420
Molina Healthcare, Inc. (a)	7,870	1,067,880
National HealthCare Corp.	2,098	181,330
Owens & Minor, Inc.	344	1,779
Patterson Cos., Inc. (b)	18,871	386,478
PetIQ, Inc. (a) (b)	2,950	73,898
Premier, Inc. Class A (a)	7,902	299,328
Providence Service Corp. (a)	2,122	125,580
Quest Diagnostics, Inc.	19,778	2,112,093
R1 RCM, Inc. (a)	11,485	149,075
RadNet, Inc. (a)	4,765	96,730
Select Medical Holdings Corp. (a)	18,808	438,979
Surgery Partners, Inc. (a)	6,710	105,045
Tenet Healthcare Corp. (a)	14,257	542,194
Tivity Health, Inc. (a) (b)	7,814	158,976
Triple-S Management Corp. Class B (a)	2,630	48,629
UnitedHealth Group, Inc.	133,584	39,271,024
Universal Health Services, Inc. Class B	259	37,156
US Physical Therapy, Inc.	2,148	245,624
WellCare Health Plans, Inc. (a)	6,741	2,225,946
		119,655,241
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	27,758	272,445
Castlight Health, Inc. Class B (a)	9,415	12,522
Cerner Corp.	41,889	3,074,234
Change Healthcare, Inc. (a)	6,995	114,648
Computer Programs & Systems, Inc.	93	2,455
Evolent Health, Inc. Class A (a) (b)	10,354	93,704
Health Catalyst, Inc. (a)	2,465	85,535
HealthStream, Inc. (a)	4,424	120,333
HMS Holdings Corp. (a)	11,320	335,072
Icad, Inc. (a)	2,365	18,376

38

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Inovalon Holdings, Inc. Class A (a) (b)	13,925	$ 262,068
Inspire Medical Systems, Inc. (a)	2,150	159,551
Livongo Health, Inc. (a)	5,130	128,558
NextGen Healthcare, Inc. (a)	6,905	110,963
Omnicell, Inc. (a)	4,681	382,531
OptimizeRx Corp. (a) (b)	1,665	17,100
Phreesia, Inc. (a) (b)	1,465	39,028
Simulations Plus, Inc. (b)	2,150	62,501
Tabula Rasa HealthCare, Inc. (a) (b)	2,110	102,715
Teladoc Health, Inc. (a) (b)	9,963	834,102
Veeva Systems, Inc. Class A (a)	18,190	2,558,605
Vocera Communications, Inc. (a) (b)	4,454	92,465
		8,879,511
HOTELS, RESTAURANTS & LEISURE — 2.1%
Aramark	31,923	1,385,458
BBX Capital Corp.	6,995	33,366
BJ's Restaurants, Inc.	155	5,884
Bloomin' Brands, Inc.	6,827	150,672
Boyd Gaming Corp.	11,365	340,268
Brinker International, Inc. (b)	6,927	290,934
Caesars Entertainment Corp. (a)	77,406	1,052,722
Carrols Restaurant Group, Inc. (a) (b)	4,560	32,148
Century Casinos, Inc. (a)	2,475	19,602
Cheesecake Factory, Inc. (b)	6,868	266,890
Chipotle Mexican Grill, Inc. (a)	4,064	3,402,015
Choice Hotels International, Inc. (b)	4,618	477,640
Churchill Downs, Inc.	6,226	854,207
Chuy's Holdings, Inc. (a)	146	3,784
Cracker Barrel Old Country Store, Inc. (b)	2,516	386,810
Darden Restaurants, Inc.	18,375	2,003,059
Dave & Buster's Entertainment, Inc. (b)	6,088	244,555
Del Taco Restaurants, Inc. (a)	4,710	37,233
Denny's Corp. (a)	13,335	265,100
Dine Brands Global, Inc. (b)	1,833	153,092
Domino's Pizza, Inc.	6,185	1,817,029
Drive Shack, Inc. (a) (b)	8,930	32,684
Dunkin' Brands Group, Inc.	12,338	932,013
El Pollo Loco Holdings, Inc. (a) (b)	2,440	36,942
Eldorado Resorts, Inc. (a) (b)	7,025	418,971
Everi Holdings, Inc. (a)	9,155	122,952
Fiesta Restaurant Group, Inc. (a)	151	1,493
Golden Entertainment, Inc. (a)	2,665	51,221
Habit Restaurants, Inc. Class A (a)	2,400	25,032
Hilton Grand Vacations, Inc. (a)	13,528	465,228
Hilton Worldwide Holdings, Inc.	38,710	4,293,326
Hyatt Hotels Corp. Class A	6,634	595,136
Inspired Entertainment, Inc. (a)	2,000	13,500
J Alexander's Holdings, Inc. (a)	2,220	21,223
Security Description	Shares	Value
Jack in the Box, Inc.	4,667	$ 364,166
Las Vegas Sands Corp.	50,034	3,454,347
Lindblad Expeditions Holdings, Inc. (a)	2,495	40,793
Marriott International, Inc. Class A	40,822	6,181,675
Marriott Vacations Worldwide Corp.	4,581	589,850
McDonald's Corp.	107,378	21,218,967
MGM Resorts International	73,087	2,431,604
Monarch Casino & Resort, Inc. (a)	2,130	103,412
Nathan's Famous, Inc.	60	4,253
Noodles & Co. (a) (b)	4,440	24,598
Norwegian Cruise Line Holdings, Ltd. (a)	31,507	1,840,324
Papa John's International, Inc.	4,488	283,417
Penn National Gaming, Inc. (a)	14,740	376,754
Planet Fitness, Inc. Class A (a)	13,534	1,010,719
Playa Hotels & Resorts NV (a)	11,405	95,802
PlayAGS, Inc. (a)	3,830	46,458
Potbelly Corp. (a)	4,370	18,441
RCI Hospitality Holdings, Inc.	245	5,023
Red Lion Hotels Corp. (a)	2,270	8,467
Red Robin Gourmet Burgers, Inc. (a)	111	3,665
Red Rock Resorts, Inc. Class A	9,210	220,579
Royal Caribbean Cruises, Ltd.	25,511	3,405,974
Ruth's Hospitality Group, Inc.	4,562	99,292
Scientific Games Corp. Class A (a)	8,893	238,155
SeaWorld Entertainment, Inc. (a) (b)	7,264	230,341
Shake Shack, Inc. Class A (a) (b)	2,435	145,053
Six Flags Entertainment Corp.	11,329	511,051
Starbucks Corp.	165,741	14,571,949
Target Hospitality Corp. (a)	5,395	26,975
Texas Roadhouse, Inc.	9,131	514,258
Twin River Worldwide Holdings, Inc. (b)	5,030	129,020
Vail Resorts, Inc.	6,354	1,523,880
Wendy's Co.	35,321	784,479
Wingstop, Inc.	4,460	384,586
Wyndham Destinations, Inc.	14,529	751,004
Wyndham Hotels & Resorts, Inc.	14,529	912,566
Wynn Resorts, Ltd.	12,354	1,715,600
Yum China Holdings, Inc.	49,660	2,384,177
Yum! Brands, Inc.	45,091	4,542,016
		91,425,879
HOUSEHOLD DURABLES — 0.4%
Bassett Furniture Industries, Inc.	2,120	35,362
Beazer Homes USA, Inc. (a)	4,511	63,740
Cavco Industries, Inc. (a)	1,789	349,535
Century Communities, Inc. (a)	2,385	65,230
D.R. Horton, Inc.	49,533	2,612,866
Ethan Allen Interiors, Inc.	4,450	84,817
Flexsteel Industries, Inc.	180	3,586
GoPro, Inc. Class A (a) (b)	625	2,713
Green Brick Partners, Inc. (a)	6,795	78,007

39

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Hooker Furniture Corp.	2,160	$ 55,490
Hovnanian Enterprises, Inc. Class A (a) (b)	600	12,522
Installed Building Products, Inc. (a)	2,442	168,181
iRobot Corp. (a) (b)	3,778	191,280
KB Home	9,361	320,801
La-Z-Boy, Inc.	6,884	216,708
Leggett & Platt, Inc.	18,986	965,058
Lennar Corp. Class A	37,504	2,092,348
Lennar Corp. Class B	425	18,997
LGI Homes, Inc. (a) (b)	2,230	157,549
Lifetime Brands, Inc.	2,170	15,081
Lovesac Co. (a) (b)	1,365	21,908
M/I Homes, Inc. (a)	2,506	98,611
MDC Holdings, Inc.	7,047	268,914
Meritage Homes Corp. (a)	4,635	283,245
Mohawk Group Holdings, Inc. (a)	1,165	6,862
Mohawk Industries, Inc. (a)	8,991	1,226,193
Newell Brands, Inc.	65,614	1,261,101
NVR, Inc. (a)	409	1,557,640
PulteGroup, Inc.	38,945	1,511,066
Skyline Champion Corp. (a)	8,260	261,842
Sonos, Inc. (a)	7,960	124,335
Taylor Morrison Home Corp. Class A (a)	9,499	207,648
Tempur Sealy International, Inc. (a)	7,046	613,425
Toll Brothers, Inc.	21,112	834,135
TopBuild Corp. (a)	4,646	478,910
TRI Pointe Group, Inc. (a) (b)	18,477	287,872
Tupperware Brands Corp.	6,914	59,322
Turtle Beach Corp. (a) (b)	1,865	17,624
Universal Electronics, Inc. (a)	96	5,017
VOXX International Corp. (a)	4,335	18,987
Whirlpool Corp.	9,044	1,334,261
William Lyon Homes Class A (a)	4,418	88,272
ZAGG, Inc. (a) (b)	4,430	35,927
		18,112,988
HOUSEHOLD PRODUCTS — 1.6%
Central Garden & Pet Co. (a)	2,150	66,800
Church & Dwight Co., Inc.	36,655	2,578,313
Clorox Co.	17,869	2,743,606
Colgate-Palmolive Co.	123,667	8,513,236
Energizer Holdings, Inc. (b)	9,257	464,887
Kimberly-Clark Corp.	48,641	6,690,570
Oil-Dri Corp. of America	120	4,350
Procter & Gamble Co.	354,848	44,320,515
Spectrum Brands Holdings, Inc.	5,362	344,723
WD-40 Co. (b)	2,231	433,126
		66,160,126
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	87,578	1,742,802
Clearway Energy, Inc. Class A	9,121	174,394
Clearway Energy, Inc. Class C	8,518	169,934
NRG Energy, Inc.	31,947	1,269,893
Security Description	Shares	Value
Ormat Technologies, Inc.	4,681	$ 348,828
Pattern Energy Group, Inc. Class A	10,277	274,961
Sunnova Energy International, Inc. (a) (b)	3,330	37,163
TerraForm Power, Inc. Class A	27,270	419,686
Vistra Energy Corp.	56,186	1,291,716
		5,729,377
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	82,710	14,591,698
Carlisle Cos., Inc.	9,019	1,459,635
General Electric Co.	1,224,465	13,665,029
Honeywell International, Inc.	101,273	17,925,321
Raven Industries, Inc.	4,622	159,274
Roper Technologies, Inc.	15,041	5,327,974
		53,128,931
INSURANCE — 2.0%
Aflac, Inc.	97,219	5,142,885
Alleghany Corp. (a)	2,203	1,761,453
Allstate Corp.	47,974	5,394,676
Ambac Financial Group, Inc. (a)	12,174	262,593
American Equity Investment Life Holding Co.	11,494	344,015
American Financial Group, Inc.	9,329	1,022,925
American International Group, Inc.	122,341	6,279,764
American National Insurance Co.	3,255	383,048
AMERISAFE, Inc.	2,333	154,048
Arthur J Gallagher & Co.	25,696	2,447,030
Assurant, Inc.	7,279	954,131
Brighthouse Financial, Inc. (a)	17,359	680,994
Brown & Brown, Inc.	32,543	1,284,798
Cincinnati Financial Corp.	23,266	2,446,420
Citizens, Inc. (a) (b)	6,671	45,029
CNO Financial Group, Inc.	27,608	500,533
Crawford & Co. Class B	2,140	21,721
Donegal Group, Inc. Class A	300	4,446
eHealth, Inc. (a) (b)	2,362	226,941
Employers Holdings, Inc.	4,554	190,130
FBL Financial Group, Inc. Class A	2,122	125,049
FedNat Holding Co.	2,160	35,921
Fidelity National Financial, Inc.	34,852	1,580,538
First American Financial Corp.	14,130	824,062
Genworth Financial, Inc. Class A (a)	60,673	266,961
Globe Life, Inc.	16,245	1,709,786
Goosehead Insurance, Inc. Class A (b)	1,765	74,836
Hallmark Financial Services, Inc. (a)	2,320	40,762
Hanover Insurance Group, Inc.	6,695	915,006
Hartford Financial Services Group, Inc.	52,341	3,180,763
HCI Group, Inc. (b)	108	4,930
Health Insurance Innovations, Inc. Class A (a) (b)	245	4,726
Heritage Insurance Holdings, Inc.	2,435	32,264

40

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Horace Mann Educators Corp.	4,747	$ 207,254
Independence Holding Co.	110	4,629
Investors Title Co.	200	31,840
Kemper Corp.	9,081	703,778
Kinsale Capital Group, Inc.	2,300	233,818
Lincoln National Corp.	29,939	1,766,700
Loews Corp.	40,721	2,137,445
Markel Corp. (a)	2,001	2,287,483
Marsh & McLennan Cos., Inc.	71,913	8,011,827
MBIA, Inc. (a)	13,436	124,955
Mercury General Corp.	4,470	217,823
MetLife, Inc.	111,777	5,697,274
National General Holdings Corp.	9,016	199,254
National Western Life Group, Inc. Class A	96	27,924
Old Republic International Corp.	37,943	848,785
Palomar Holdings, Inc. (a)	1,865	94,164
Primerica, Inc.	6,975	910,656
Principal Financial Group, Inc.	42,085	2,314,675
ProAssurance Corp.	8,923	322,477
Progressive Corp.	83,268	6,027,771
ProSight Global, Inc. (a)	3,730	60,165
Protective Insurance Corp. Class B	158	2,542
Prudential Financial, Inc.	55,477	5,200,414
Reinsurance Group of America, Inc.	9,166	1,494,608
RLI Corp.	6,687	601,964
Safety Insurance Group, Inc.	2,221	205,509
Selective Insurance Group, Inc.	7,059	460,176
State Auto Financial Corp.	2,208	68,492
Stewart Information Services Corp.	2,509	102,342
Tiptree, Inc.	3,230	26,292
Travelers Cos., Inc.	37,638	5,154,524
Trupanion, Inc. (a) (b)	2,415	90,466
United Fire Group, Inc.	2,389	104,471
United Insurance Holdings Corp.	2,440	30,768
Universal Insurance Holdings, Inc.	4,519	126,487
Unum Group	33,438	975,052
White Mountains Insurance Group, Ltd.	464	517,597
WR Berkley Corp.	20,550	1,420,005
		87,155,590
INTERACTIVE MEDIA & SERVICES — 3.2%
Actua Corp. (a)	1,285	360
Alphabet, Inc. Class A (a)	42,467	56,879,875
ANGI Homeservices, Inc. Class A (a) (b)	6,980	59,121
Care.com, Inc. (a)	2,435	36,598
Cargurus, Inc. (a) (b)	7,218	253,929
Cars.com, Inc. (a)	9,212	112,571
DHI Group, Inc. (a)	6,895	20,754
Eventbrite, Inc. Class A (a)	6,795	137,055
EverQuote, Inc. Class A (a)	1,000	34,350
Facebook, Inc. Class A (a)	337,249	69,220,357
IAC/InterActiveCorp (a)	10,742	2,675,940
Security Description	Shares	Value
Liberty TripAdvisor Holdings, Inc. Class A (a)	12,040	$ 88,494
Match Group, Inc. (a) (b)	6,355	521,809
Meet Group, Inc. (a)	13,340	66,833
Pinterest, Inc. Class A (a) (b)	19,985	372,520
QuinStreet, Inc. (a) (b)	6,223	95,274
Travelzoo (a)	700	7,490
TripAdvisor, Inc.	13,030	395,851
TrueCar, Inc. (a) (b)	474	2,252
Twitter, Inc. (a)	103,044	3,302,560
Yelp, Inc. (a)	6,825	237,715
Zillow Group, Inc. Class A (a) (b)	6,962	318,442
		134,840,150
INTERNET & DIRECT MARKETING RETAIL — 3.3%
1-800-Flowers.com, Inc. Class A (a)	4,390	63,655
Amazon.com, Inc. (a)	62,013	114,590,102
Booking Holdings, Inc. (a)	6,072	12,470,248
Chewy, Inc. Class A (a) (b)	6,295	182,555
Duluth Holdings, Inc. Class B (a) (b)	2,300	24,219
eBay, Inc.	114,735	4,143,081
Etsy, Inc. (a)	17,312	766,922
Expedia Group, Inc.	17,603	1,903,588
Groupon, Inc. (a) (b)	72,249	172,675
GrubHub, Inc. (a) (b)	13,424	652,943
Lands' End, Inc. (a)	86	1,445
Leaf Group, Ltd. (a)	2,265	9,060
Liquidity Services, Inc. (a)	151	900
MercadoLibre, Inc. (a)	6,609	3,779,951
Overstock.com, Inc. (a)	2,214	15,609
PetMed Express, Inc. (b)	2,364	55,601
Quotient Technology, Inc. (a)	9,231	91,018
Qurate Retail, Inc. Class A (a)	45,006	379,401
RealReal, Inc. (a) (b)	5,495	103,581
Rubicon Project, Inc. (a)	8,776	71,612
Shutterstock, Inc. (a)	184	7,890
Stamps.com, Inc. (a)	2,121	177,146
Stitch Fix, Inc. Class A (a) (b)	7,107	182,366
Wayfair, Inc. Class A (a) (b)	8,603	777,453
		140,623,021
IT SERVICES — 5.0%
Akamai Technologies, Inc. (a)	23,459	2,026,388
Alliance Data Systems Corp.	6,861	769,804
Amdocs, Ltd.	21,800	1,573,742
Automatic Data Processing, Inc.	61,704	10,520,532
Black Knight, Inc. (a)	18,429	1,188,302
Booz Allen Hamilton Holding Corp.	21,223	1,509,592
Brightcove, Inc. (a)	4,616	40,113
Broadridge Financial Solutions, Inc.	16,271	2,010,119
CACI International, Inc. Class A (a)	4,059	1,014,709

41

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Cardtronics PLC Class A (a)	6,813	$ 304,200
Cass Information Systems, Inc.	2,425	140,019
Cognizant Technology Solutions Corp. Class A	76,371	4,736,529
Conduent, Inc. (a)	33,346	206,745
CoreLogic, Inc. (a)	9,303	406,634
CSG Systems International, Inc.	4,574	236,842
DXC Technology Co.	38,854	1,460,522
Endurance International Group Holdings, Inc. (a)	2,468	11,600
EPAM Systems, Inc. (a)	6,923	1,468,784
Euronet Worldwide, Inc. (a)	6,898	1,086,849
EVERTEC, Inc.	4,014	136,637
Evo Payments, Inc. Class A (a)	5,030	132,842
Exela Technologies, Inc. (a) (b)	6,195	2,526
ExlService Holdings, Inc. (a)	4,564	317,015
Fastly, Inc. Class A (a)	1,665	33,417
Fidelity National Information Services, Inc.	86,765	12,068,144
Fiserv, Inc. (a)	80,769	9,339,319
FleetCor Technologies, Inc. (a)	12,466	3,586,718
Gartner, Inc. (a)	13,260	2,043,366
Global Payments, Inc.	42,511	7,760,808
GoDaddy, Inc. Class A (a)	25,444	1,728,156
GreenSky, Inc. Class A (a) (b)	6,250	55,625
GTT Communications, Inc. (a) (b)	4,515	51,245
Hackett Group, Inc.	2,505	40,431
Helios & Matheson Analytics, Inc. (a)	1	—
I3 Verticals, Inc. Class A (a)	2,065	58,336
Information Services Group, Inc. (a)	4,400	11,132
International Business Machines Corp.	125,024	16,758,217
International Money Express, Inc. (a)	2,965	35,699
Jack Henry & Associates, Inc.	11,384	1,658,307
KBR, Inc.	19,590	597,495
Leidos Holdings, Inc.	21,277	2,082,806
Limelight Networks, Inc. (a)	17,607	71,837
LiveRamp Holdings, Inc. (a)	7,015	337,211
ManTech International Corp. Class A	4,420	353,070
Mastercard, Inc. Class A	126,028	37,630,701
MAXIMUS, Inc.	9,100	676,949
MoneyGram International, Inc. (a)	175	368
MongoDB, Inc. (a) (b)	7,003	921,665
Net 1 UEPS Technologies, Inc. (a)	18,560	69,043
NIC, Inc.	9,169	204,927
Okta, Inc. (a) (b)	14,729	1,699,285
Paychex, Inc.	47,186	4,013,641
PayPal Holdings, Inc. (a)	159,698	17,274,533
Paysign, Inc. (a) (b)	3,830	38,874
Perficient, Inc. (a)	4,623	212,982
Perspecta, Inc.	20,944	553,759
PRGX Global, Inc. (a)	2,340	11,513
Repay Holdings Corp. (a)	4,130	60,504
Security Description	Shares	Value
Sabre Corp.	30,406	$ 682,311
Science Applications International Corp.	7,063	614,622
Square, Inc. Class A (a)	45,221	2,829,026
StarTek, Inc. (a)	2,190	17,476
Switch, Inc. Class A	8,260	122,413
Sykes Enterprises, Inc. (a)	6,662	246,427
TTEC Holdings, Inc.	2,274	90,096
Tucows, Inc. Class A (a)	1,000	61,780
Twilio, Inc. Class A (a) (b)	16,939	1,664,765
Unisys Corp. (a)	400	4,744
VeriSign, Inc. (a)	17,159	3,306,196
Virtusa Corp. (a)	4,417	200,223
Visa, Inc. Class A	244,821	46,001,866
Western Union Co. (b)	55,991	1,499,439
WEX, Inc. (a)	6,471	1,355,416
		212,037,928
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Acushnet Holdings Corp.	2,455	79,788
American Outdoor Brands Corp. (a)	2,424	22,495
Brunswick Corp.	14,039	842,059
Callaway Golf Co.	13,594	288,193
Clarus Corp.	2,465	33,425
Escalade, Inc.	2,130	20,938
Hasbro, Inc.	17,319	1,829,060
Johnson Outdoors, Inc. Class A	245	18,792
Malibu Boats, Inc. Class A (a)	2,350	96,232
MasterCraft Boat Holdings, Inc. (a)	2,270	35,753
Mattel, Inc. (a) (b)	56,235	761,984
Polaris, Inc.	9,019	917,232
Sturm Ruger & Co., Inc.	2,303	108,310
Vista Outdoor, Inc. (a)	344	2,573
YETI Holdings, Inc. (a) (b)	3,830	133,207
		5,190,041
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Accelerate Diagnostics, Inc. (a) (b)	4,700	79,430
Adaptive Biotechnologies Corp. (a)	16,320	488,294
Agilent Technologies, Inc.	43,293	3,693,326
Avantor, Inc. (a)	77,805	1,412,161
Bio-Rad Laboratories, Inc. Class A (a)	215	79,556
Bio-Techne Corp.	4,678	1,026,868
Bruker Corp.	14,109	719,136
Charles River Laboratories International, Inc. (a)	6,933	1,059,085
ChromaDex Corp. (a) (b)	4,420	19,050
Codexis, Inc. (a) (b)	4,750	75,953
Fluidigm Corp. (a)	8,026	27,930
Harvard Bioscience, Inc. (a)	4,540	13,847
Illumina, Inc. (a)	21,075	6,991,420
IQVIA Holdings, Inc. (a)	24,455	3,778,542
Luminex Corp.	6,678	154,662

42

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Medpace Holdings, Inc. (a)	1,815	$ 152,569
Mettler-Toledo International, Inc. (a)	3,650	2,895,472
NanoString Technologies, Inc. (a)	4,590	127,694
NeoGenomics, Inc. (a)	11,350	331,988
Pacific Biosciences of California, Inc. (a)	18,400	94,576
PerkinElmer, Inc.	15,892	1,543,113
Personalis, Inc. (a)	2,265	24,689
PRA Health Sciences, Inc. (a)	6,848	761,155
Quanterix Corp. (a) (b)	2,165	51,159
Repligen Corp. (a)	4,679	432,808
Syneos Health, Inc. (a) (b)	9,091	540,687
Thermo Fisher Scientific, Inc.	56,398	18,322,018
Waters Corp. (a)	9,943	2,323,182
		47,220,370
MACHINERY — 1.9%
Actuant Corp. Class A	9,184	239,060
AGCO Corp.	9,770	754,732
Alamo Group, Inc.	2,162	271,439
Albany International Corp. Class A	4,498	341,488
Allison Transmission Holdings, Inc.	18,921	914,263
Altra Industrial Motion Corp.	6,704	242,752
Astec Industries, Inc.	2,466	103,572
Barnes Group, Inc.	6,654	412,282
Blue Bird Corp. (a)	2,152	49,324
Briggs & Stratton Corp. (b)	6,711	44,695
Caterpillar, Inc.	81,094	11,975,962
Chart Industries, Inc. (a)	2,325	156,914
CIRCOR International, Inc. (a)	2,263	104,641
Colfax Corp. (a)	13,025	473,849
Columbus McKinnon Corp.	2,456	98,314
Commercial Vehicle Group, Inc. (a)	4,370	27,750
Crane Co.	6,856	592,221
Cummins, Inc.	21,647	3,873,947
Deere & Co.	45,007	7,797,913
Donaldson Co., Inc.	20,502	1,181,325
Douglas Dynamics, Inc.	2,394	131,670
Dover Corp.	21,046	2,425,762
Eastern Co.	130	3,969
Energy Recovery, Inc. (a) (b)	4,665	45,670
EnPro Industries, Inc.	4,397	294,071
ESCO Technologies, Inc.	4,420	408,850
Evoqua Water Technologies Corp. (a)	9,377	177,694
ExOne Co. (a) (b)	2,140	15,964
Federal Signal Corp.	9,041	291,572
Flowserve Corp.	18,579	924,677
Fortive Corp.	42,202	3,223,811
Franklin Electric Co., Inc.	6,711	384,675
Gardner Denver Holdings, Inc. (a) (b)	16,975	622,643
Gencor Industries, Inc. (a)	2,090	24,390
Gorman-Rupp Co.	2,340	87,750
Graco, Inc.	23,145	1,203,540
Security Description	Shares	Value
Graham Corp.	94	$ 2,057
Greenbrier Cos., Inc.	4,460	144,638
Helios Technologies, Inc.	2,504	115,760
Hillenbrand, Inc.	10,229	340,728
Hurco Cos., Inc.	162	6,214
Hyster-Yale Materials Handling, Inc.	2,072	122,165
IDEX Corp.	11,300	1,943,600
Illinois Tool Works, Inc.	46,192	8,297,469
ITT, Inc.	11,567	854,917
John Bean Technologies Corp.	4,493	506,181
Kadant, Inc.	2,138	225,217
Kennametal, Inc.	11,254	415,160
LB Foster Co. Class A (a)	2,100	40,698
Lincoln Electric Holdings, Inc.	9,010	871,537
Lindsay Corp. (b)	2,221	213,194
LiqTech International, Inc. (a) (b)	2,565	15,005
Lydall, Inc. (a)	2,293	47,052
Manitex International, Inc. (a)	2,220	13,209
Manitowoc Co., Inc (a)	4,639	81,182
Meritor, Inc. (a)	13,540	354,613
Middleby Corp. (a)	8,492	930,044
Miller Industries, Inc.	2,140	79,458
Mueller Industries, Inc.	8,954	284,289
Mueller Water Products, Inc. Class A	25,360	303,813
Navistar International Corp. (a)	11,564	334,662
NN, Inc. (b)	2,570	23,773
Nordson Corp.	7,206	1,173,425
Oshkosh Corp.	10,243	969,500
PACCAR, Inc.	47,874	3,786,833
Parker-Hannifin Corp.	17,953	3,695,086
Park-Ohio Holdings Corp.	197	6,629
Proto Labs, Inc. (a)	2,508	254,687
RBC Bearings, Inc. (a)	2,514	398,067
REV Group, Inc. (b)	2,395	29,291
Rexnord Corp. (a)	15,729	513,080
Snap-on, Inc.	7,050	1,194,270
Spartan Motors, Inc.	2,445	44,206
SPX Corp. (a)	6,758	343,847
SPX FLOW, Inc. (a)	2,428	118,656
Standex International Corp.	2,221	176,236
Stanley Black & Decker, Inc.	21,600	3,579,984
Tennant Co.	2,293	178,671
Terex Corp.	11,093	330,350
Timken Co.	9,263	521,600
Titan International, Inc.	8,980	32,508
Toro Co.	15,822	1,260,539
TriMas Corp. (a)	2,487	78,117
Trinity Industries, Inc.	18,759	415,512
Twin Disc, Inc. (a)	215	2,369
Wabash National Corp.	9,100	133,679
WABCO Holdings, Inc. (a)	6,942	940,641
Watts Water Technologies, Inc. Class A	4,486	447,523
Welbilt, Inc. (a)	23,065	360,045

43

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Westinghouse Air Brake Technologies Corp.	25,872	$ 2,012,842
Woodward, Inc.	9,100	1,077,804
Xylem, Inc.	25,767	2,030,182
		82,595,965
MARINE — 0.0% (c)
Eagle Bulk Shipping, Inc. (a)	10,625	48,875
Genco Shipping & Trading, Ltd.	4,410	46,834
Kirby Corp. (a)	7,040	630,291
Matson, Inc.	6,727	274,462
		1,000,462
MEDIA — 0.7%
AMC Networks, Inc. Class A (a) (b)	7,016	277,132
Boston Omaha Corp. Class A (a) (b)	3,935	82,792
Cable One, Inc.	476	708,512
Cardlytics, Inc. (a)	2,865	180,094
CBS Corp. Class B (a)	1,685	70,719
Charter Communications, Inc. Class A (a)	22,864	11,090,869
Clear Channel Outdoor Holding, Inc. (a)	19,856	56,788
Comcast Corp. Class A	42,181	1,896,880
comScore, Inc. (a)	7,800	38,532
Discovery, Inc. Class A (a) (b)	21,814	714,190
Discovery, Inc. Class C (a)	1,914	58,358
DISH Network Corp. Class A (a)	36,893	1,308,595
Emerald Expositions Events, Inc.	3,430	36,186
Entercom Communications Corp. Class A (b)	12,993	60,288
Entravision Communications Corp. Class A	11,115	29,121
EW Scripps Co. Class A	9,095	142,882
Fluent, Inc. (a) (b)	5,995	14,987
Fox Corp. Class A	49,595	1,838,487
Fox Corp. Class B	23,115	841,386
Gannett Co., Inc. (b)	11,520	73,498
Gray Television, Inc. (a)	9,284	199,049
Hemisphere Media Group, Inc. (a)	2,310	34,303
iHeartMedia, Inc. Class A (a) (b)	8,060	136,214
Interpublic Group of Cos., Inc.	61,017	1,409,493
John Wiley & Sons, Inc. Class A	1,711	83,018
Lee Enterprises, Inc. (a)	6,865	9,748
Liberty Broadband Corp. Class A (a)	4,482	558,278
Liberty Latin America, Ltd. Class A (a)	6,850	132,205
Liberty Media Corp.-Liberty SiriusXM Class A (a)	14,133	683,189
Loral Space & Communications, Inc. (a)	153	4,945
Marchex, Inc. Class B (a)	4,530	17,123
MDC Partners, Inc. Class A (a)	369	1,026
Meredith Corp.	6,646	215,796
Security Description	Shares	Value
MSG Networks, Inc. Class A (a) (b)	8,603	$ 149,692
National CineMedia, Inc.	388	2,829
New York Times Co. Class A	18,451	593,569
News Corp. Class B (b)	16,266	236,020
Nexstar Media Group, Inc. Class A (b)	6,704	786,044
Omnicom Group, Inc.	30,321	2,456,607
Saga Communications, Inc. Class A	700	21,280
Scholastic Corp.	4,510	173,409
Sinclair Broadcast Group, Inc. Class A	11,245	374,908
Sirius XM Holdings, Inc. (b)	166,175	1,188,151
Taptica International, Ltd. (a)	1,016	2,154
TechTarget, Inc. (a)	4,257	111,108
TEGNA, Inc.	34,382	573,836
Townsquare Media, Inc. Class A	2,090	20,837
ViacomCBS, Inc. Class B	1,407	59,052
WideOpenWest, Inc. (a)	7,095	52,645
Tribune Publishing Co.	2,210	29,084
		29,835,908
METALS & MINING — 0.4%
AK Steel Holding Corp. (a) (b)	44,812	147,431
Alcoa Corp. (a)	26,963	579,974
Allegheny Technologies, Inc. (a) (b)	17,841	368,595
Carpenter Technology Corp.	6,771	337,060
Century Aluminum Co. (a) (b)	7,119	53,499
Cleveland-Cliffs, Inc. (b)	32,423	272,353
Coeur Mining, Inc. (a)	28,425	229,674
Commercial Metals Co.	22,523	501,587
Compass Minerals International, Inc. (b)	4,604	280,660
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	929	—
Freeport-McMoRan, Inc.	205,722	2,699,073
Gold Resource Corp.	7,045	39,029
Haynes International, Inc.	2,178	77,929
Hecla Mining Co.	59,761	202,590
Kaiser Aluminum Corp.	2,313	256,489
Materion Corp.	2,357	140,124
Mayville Engineering Co., Inc. (a)	2,765	25,936
McEwen Mining, Inc. (a) (b)	35,172	44,668
Newmont Goldcorp Corp.	115,852	5,033,769
Nucor Corp.	44,348	2,495,905
Olympic Steel, Inc.	2,130	38,170
Reliance Steel & Aluminum Co.	8,237	986,463
Royal Gold, Inc.	9,170	1,121,033
Ryerson Holding Corp. (a)	2,320	27,446
Schnitzer Steel Industries, Inc. Class A	2,231	48,368
Steel Dynamics, Inc.	30,762	1,047,138
SunCoke Energy, Inc.	2,740	17,070
Synalloy Corp. (a)	225	2,905
TimkenSteel Corp. (a) (b)	2,221	17,457

44

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
United States Steel Corp. (b)	26,302	$ 300,106
Universal Stainless & Alloy Products, Inc. (a)	215	3,204
Warrior Met Coal, Inc.	4,685	98,994
Worthington Industries, Inc.	6,754	284,884
		17,779,583
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
AG Mortgage Investment Trust, Inc. REIT	10,614	163,668
AGNC Investment Corp. REIT	81,120	1,434,202
Annaly Capital Management, Inc. REIT	213,306	2,009,343
Anworth Mortgage Asset Corp. REIT	2,601	9,156
Apollo Commercial Real Estate Finance, Inc. REIT	15,849	289,878
Arbor Realty Trust, Inc. REIT (b)	7,034	100,938
Ares Commercial Real Estate Corp. REIT	4,400	69,696
Arlington Asset Investment Corp. Class A (b)	23,739	132,226
ARMOUR Residential REIT, Inc. (b)	7,082	126,555
Blackstone Mortgage Trust, Inc. Class A REIT (b)	13,122	488,401
Capstead Mortgage Corp. REIT	23,071	182,722
Cherry Hill Mortgage Investment Corp. REIT (b)	2,170	31,660
Chimera Investment Corp. REIT (b)	28,050	576,708
Colony Credit Real Estate, Inc. REIT (b)	18,355	241,552
Dynex Capital, Inc. REIT (b)	5,983	101,352
Ellington Residential Mortgage REIT (b)	2,930	31,790
Exantas Capital Corp. REIT	8,812	104,070
Granite Point Mortgage Trust, Inc. REIT	5,957	109,490
Great Ajax Corp. REIT (b)	668	9,893
Invesco Mortgage Capital, Inc. REIT	18,852	313,886
KKR Real Estate Finance Trust, Inc. REIT (b)	4,765	97,301
Ladder Capital Corp. REIT	11,378	205,259
MFA Financial, Inc. REIT	61,374	469,511
New Residential Investment Corp. REIT (b)	47,082	758,491
New York Mortgage Trust, Inc. REIT	16,827	104,832
Orchid Island Capital, Inc. REIT (b)	23,611	138,124
PennyMac Mortgage Investment Trust REIT	7,807	174,018
Ready Capital Corp. REIT	7,654	118,025
Redwood Trust, Inc. REIT	8,414	139,168
TPG RE Finance Trust, Inc. REIT	6,715	136,113
Security Description	Shares	Value
Two Harbors Investment Corp. REIT	35,857	$ 524,229
Western Asset Mortgage Capital Corp. REIT	9,242	95,470
Starwood Property Trust, Inc. REIT	36,544	908,484
		10,396,211
MULTI-UTILITIES — 1.0%
Ameren Corp.	34,959	2,684,851
Avista Corp.	9,232	443,967
Black Hills Corp.	8,948	702,776
CenterPoint Energy, Inc.	66,649	1,817,518
CMS Energy Corp.	38,469	2,417,392
Consolidated Edison, Inc.	44,809	4,053,870
Dominion Energy, Inc.	116,281	9,630,393
DTE Energy Co.	25,843	3,356,231
MDU Resources Group, Inc.	27,909	829,176
NiSource, Inc.	53,095	1,478,165
NorthWestern Corp.	8,460	606,328
Public Service Enterprise Group, Inc.	68,098	4,021,187
Sempra Energy	37,904	5,741,698
Unitil Corp.	455	28,128
WEC Energy Group, Inc.	44,210	4,077,488
		41,889,168
MULTILINE RETAIL — 0.5%
Big Lots, Inc. (b)	6,931	199,058
Dillard's, Inc. Class A (b)	2,433	178,777
Dollar General Corp.	35,787	5,582,056
Dollar Tree, Inc. (a)	33,476	3,148,418
Kohl's Corp.	23,871	1,216,227
Macy's, Inc. (b)	46,458	789,786
Nordstrom, Inc. (b)	16,593	679,152
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	6,912	451,423
Target Corp.	71,490	9,165,733
		21,410,630
OIL, GAS & CONSUMABLE FUELS — 3.8%
Adams Resources & Energy, Inc.	44	1,675
Altus Midstream Co. Class A (a) (b)	19,325	55,270
Amplify Energy Corp.	2,835	18,739
Antero Resources Corp. (a) (b)	35,650	101,602
Apache Corp.	57,685	1,476,159
Arch Coal, Inc. Class A (b)	2,669	191,474
Berry Petroleum Corp.	11,685	110,190
Bonanza Creek Energy, Inc. (a)	2,360	55,082
Brigham Minerals, Inc. Class A	1,265	27,122
Cabot Oil & Gas Corp.	65,983	1,148,764
California Resources Corp. (a) (b)	9,777	88,286
Callon Petroleum Co. (a) (b)	54,269	262,118
Centennial Resource Development, Inc. Class A (a)	27,867	128,746
Cheniere Energy, Inc. (a)	37,313	2,278,705
Chesapeake Energy Corp. (a) (b)	132,444	109,346
Chevron Corp.	269,607	32,490,340

45

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Cimarex Energy Co.	14,654	$ 769,188
Clean Energy Fuels Corp. (a)	30,124	70,490
CNX Resources Corp. (a)	24,129	213,542
Concho Resources, Inc.	27,761	2,431,031
ConocoPhillips	160,629	10,445,704
CONSOL Energy, Inc. (a)	4,541	65,890
Contango Oil & Gas Co. (a) (b)	8,460	31,048
Contura Energy, Inc. (a)	2,665	24,118
CVR Energy, Inc.	13,388	541,277
Delek US Holdings, Inc.	12,337	413,660
Denbury Resources, Inc. (a) (b)	90,343	127,384
Devon Energy Corp.	51,304	1,332,365
Diamond Shipping, Inc. (a)	2,765	46,286
Diamondback Energy, Inc.	23,697	2,200,503
Dorian LPG, Ltd. (a)	4,660	72,137
EOG Resources, Inc.	81,162	6,798,129
EQT Corp.	37,869	412,772
Equitrans Midstream Corp. (b)	36,005	481,027
Evolution Petroleum Corp.	4,530	24,779
Extraction Oil & Gas, Inc. (a) (b)	18,113	38,400
Exxon Mobil Corp.	600,299	41,888,864
Falcon Minerals Corp.	14,290	100,887
Goodrich Petroleum Corp. (a)	1,365	13,705
Gran Tierra Energy, Inc. (a) (b)	55,112	71,094
Green Plains, Inc. (b)	6,646	102,548
Gulfport Energy Corp. (a)	17,755	53,975
Halcon Resources Corp. (a)	52	699
Hallador Energy Co.	2,250	6,683
Hess Corp.	39,158	2,616,146
HighPoint Resources Corp. (a)	11,404	19,273
HollyFrontier Corp.	26,397	1,338,592
International Seaways, Inc. (a)	4,450	132,432
Jagged Peak Energy, Inc. (a) (b)	8,900	75,561
Kinder Morgan, Inc.	280,902	5,946,695
Kosmos Energy, Ltd.	40,840	232,788
Laredo Petroleum, Inc. (a)	28,410	81,537
Magnolia Oil & Gas Corp. Class A (a) (b)	16,134	202,966
Marathon Oil Corp.	119,413	1,621,629
Marathon Petroleum Corp.	92,796	5,590,959
Matador Resources Co. (a) (b)	14,117	253,682
Montage Resources Corp. (a) (b)	2,565	20,366
Murphy Oil Corp. (b)	25,387	680,372
NACCO Industries, Inc. Class A	145	6,790
Noble Energy, Inc.	74,285	1,845,239
Northern Oil and Gas, Inc. (a) (b)	34,640	81,058
Oasis Petroleum, Inc. (a)	41,216	134,364
Occidental Petroleum Corp.	126,759	5,223,738
ONEOK, Inc.	58,759	4,446,294
Panhandle Oil and Gas, Inc. Class A	6,570	73,650
Par Pacific Holdings, Inc. (a)	6,750	156,870
Parsley Energy, Inc. Class A	36,973	699,159
PBF Energy, Inc. Class A	15,776	494,893
PDC Energy, Inc. (a)	9,221	241,314
Peabody Energy Corp.	17,759	161,962
Security Description	Shares	Value
Penn Virginia Corp. (a)	2,220	$ 67,377
Phillips 66	64,413	7,176,252
Pioneer Natural Resources Co.	23,192	3,510,573
QEP Resources, Inc.	34,309	154,390
Range Resources Corp. (b)	35,723	173,257
Renewable Energy Group, Inc. (a) (b)	4,759	128,255
REX American Resources Corp. (a)	142	11,638
Ring Energy, Inc. (a) (b)	9,000	23,760
SandRidge Energy, Inc. (a)	4,550	19,292
SilverBow Resources, Inc. (a)	2,150	21,285
SM Energy Co.	16,132	181,324
Southwestern Energy Co. (a) (b)	84,661	204,880
SRC Energy, Inc. (a)	39,827	164,087
Talos Energy, Inc. (a)	2,390	72,058
Targa Resources Corp.	31,866	1,301,089
Tellurian, Inc. (a) (b)	9,230	67,194
Unit Corp. (a)	9,057	6,300
VAALCO Energy, Inc. (a)	7,960	17,671
Valero Energy Corp.	57,729	5,406,321
W&T Offshore, Inc. (a)	13,590	75,560
Whiting Petroleum Corp. (a) (b)	13,181	96,749
Williams Cos., Inc.	163,797	3,885,265
World Fuel Services Corp.	8,284	359,691
WPX Energy, Inc. (a)	58,525	804,133
		163,628,533
PAPER & FOREST PRODUCTS — 0.0% (c)
Boise Cascade Co.	4,754	173,664
Clearwater Paper Corp. (a)	86	1,837
Domtar Corp.	9,126	348,978
Louisiana-Pacific Corp.	21,078	625,384
Mercer International, Inc.	4,665	57,380
Neenah, Inc.	2,301	162,059
PH Glatfelter Co.	6,757	123,653
Resolute Forest Products, Inc. (a)	11,335	47,607
Schweitzer-Mauduit International, Inc.	4,524	189,963
Verso Corp. Class A (a)	2,500	45,075
		1,775,600
PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	65,502	369,431
Coty, Inc. Class A	31,923	359,134
Edgewell Personal Care Co. (a)	7,258	224,708
elf Beauty, Inc. (a)	2,455	39,599
Estee Lauder Cos., Inc. Class A	30,411	6,281,088
Inter Parfums, Inc.	2,281	165,852
Lifevantage Corp. (a)	1,865	29,113
Medifast, Inc. (b)	2,218	243,048
Nature's Sunshine Products, Inc. (a)	2,165	19,334
Nu Skin Enterprises, Inc. Class A	7,040	288,499
USANA Health Sciences, Inc. (a)	2,297	180,429
Veru, Inc. (a)	6,695	22,428

46

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Youngevity International, Inc. (a) (b)	2,065	$ 6,732
		8,229,395
PHARMACEUTICALS — 4.1%
AcelRx Pharmaceuticals, Inc. (a) (b)	12,866	27,147
Aerie Pharmaceuticals, Inc. (a) (b)	4,596	111,085
Akorn, Inc. (a)	13,821	20,732
Amneal Pharmaceuticals, Inc. (a) (b)	11,305	54,490
Amphastar Pharmaceuticals, Inc. (a)	4,590	88,541
ANI Pharmaceuticals, Inc. (a)	245	15,109
Arvinas Holding Co. LLC (a)	2,265	93,069
Assertio Therapeutics, Inc. (a)	63	79
Axsome Therapeutics, Inc. (a) (b)	3,730	385,533
BioDelivery Sciences International, Inc. (a)	7,000	44,240
Bristol-Myers Squibb Co.	331,876	21,303,120
Cara Therapeutics, Inc. (a) (b)	4,575	73,703
Catalent, Inc. (a)	19,059	1,073,022
cbdMD, Inc. (a) (b)	2,965	6,701
Cerecor, Inc. (a)	4,830	26,034
Chiasma, Inc. (a) (b)	4,230	20,981
Collegium Pharmaceutical, Inc. (a)	2,375	48,878
Corcept Therapeutics, Inc. (a) (b)	16,676	201,780
CorMedix, Inc. (a) (b)	3,430	24,970
Cymabay Therapeutics, Inc. (a)	4,790	9,388
Dermira, Inc. (a) (b)	7,121	107,954
Durect Corp. (a) (b)	26,280	99,864
Elanco Animal Health, Inc. (a)	52,822	1,555,608
Elanco Animal Health, Inc. (a) (d)	6,058	—
Eli Lilly & Co.	121,424	15,958,756
Eloxx Pharmaceuticals, Inc. (a) (b)	2,865	21,086
Eton Pharmaceuticals, Inc. (a)	1,565	11,268
Evofem Biosciences, Inc. (a) (b)	4,300	26,531
Evolus, Inc. (a) (b)	2,365	28,782
EyePoint Pharmaceuticals, Inc. (a) (b)	8,960	13,888
Fulcrum Therapeutics, Inc. (a) (b)	1,665	27,706
Harrow Health, Inc. (a) (b)	3,330	25,907
Innoviva, Inc. (a)	2,392	33,871
Intersect ENT, Inc. (a)	4,470	111,303
Intra-Cellular Therapies, Inc. (a) (b)	6,678	229,122
Johnson & Johnson	374,043	54,561,652
Kala Pharmaceuticals, Inc. (a) (b)	3,630	13,395
Kaleido Biosciences, Inc. (a) (b)	1,265	6,350
Lannett Co., Inc. (a) (b)	2,496	22,015
Menlo Therapeutics, Inc. (a)	1,765	8,190
Merck & Co., Inc.	363,056	33,019,943
Mylan NV (a)	70,177	1,410,558
MyoKardia, Inc. (a) (b)	6,640	483,956
Nektar Therapeutics (a) (b)	25,741	555,619
Ocular Therapeutix, Inc. (a) (b)	2,570	10,152
Odonate Therapeutics, Inc. (a) (b)	4,130	134,019
Security Description	Shares	Value
Omeros Corp. (a) (b)	9,151	$ 128,938
Optinose, Inc. (a) (b)	2,265	20,883
Pacira BioSciences, Inc. (a)	6,787	307,451
Paratek Pharmaceuticals, Inc. (a) (b)	2,558	10,309
Pfizer, Inc.	784,235	30,726,327
Phibro Animal Health Corp. Class A	2,371	58,872
Prestige Consumer Healthcare, Inc. (a) (b)	7,361	298,121
Provention Bio, Inc. (a) (b)	4,430	66,007
Reata Pharmaceuticals, Inc. Class A (a) (b)	2,315	473,255
Recro Pharma, Inc. (a)	2,250	41,243
resTORbio, Inc. (a) (b)	8,547	12,735
Revance Therapeutics, Inc. (a) (b)	4,436	71,996
scPharmaceuticals, Inc. (a)	1,465	8,292
SIGA Technologies, Inc. (a) (b)	11,125	53,066
Strongbridge Biopharma PLC (a)	4,380	9,154
Supernus Pharmaceuticals, Inc. (a)	6,867	162,885
TherapeuticsMD, Inc. (a) (b)	39,903	96,565
Tilray, Inc. Class 2 (a) (b)	3,165	54,216
Tricida, Inc. (a) (b)	6,685	252,292
Verrica Pharmaceuticals, Inc. (a) (b)	1,765	28,046
Xeris Pharmaceuticals, Inc. (a)	3,230	22,772
Zoetis, Inc.	68,411	9,054,196
Zogenix, Inc. (a) (b)	5,870	306,003
Zynerba Pharmaceuticals, Inc. (a) (b)	2,100	12,684
		174,382,405
PROFESSIONAL SERVICES — 0.4%
Acacia Research Corp. (a)	319	849
ASGN, Inc. (a)	6,801	482,667
Barrett Business Services, Inc.	162	14,655
BG Staffing, Inc.	225	4,925
CBIZ, Inc. (a)	4,768	128,545
CoStar Group, Inc. (a)	5,187	3,103,382
CRA International, Inc.	234	12,746
Equifax, Inc.	18,434	2,582,972
Exponent, Inc.	8,773	605,425
Forrester Research, Inc.	2,218	92,491
Franklin Covey Co. (a)	2,140	68,972
FTI Consulting, Inc. (a)	4,682	518,110
GP Strategies Corp. (a)	2,290	30,297
Heidrick & Struggles International, Inc.	4,321	140,432
Hill International, Inc. (a)	6,495	20,524
Huron Consulting Group, Inc. (a)	229	15,737
ICF International, Inc.	2,323	212,833
InnerWorkings, Inc. (a)	6,841	37,694
Insperity, Inc.	6,549	563,476
Kforce, Inc.	2,439	96,828
Korn Ferry	6,962	295,189
ManpowerGroup, Inc.	9,227	895,942
Mistras Group, Inc. (a)	2,288	32,650

47

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Nielsen Holdings PLC	53,554	$ 1,087,146
Red Violet, Inc. (a)	700	12,957
Resources Connection, Inc.	4,410	72,015
Robert Half International, Inc.	18,925	1,195,114
TransUnion	27,316	2,338,523
TriNet Group, Inc. (a)	6,661	377,079
TrueBlue, Inc. (a)	6,632	159,566
Upwork, Inc. (a) (b)	9,060	96,670
Verisk Analytics, Inc.	24,292	3,627,767
Willdan Group, Inc. (a) (b)	2,090	66,420
		18,990,598
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
CBRE Group, Inc. Class A (a)	49,266	3,019,513
Consolidated-Tomoka Land Co.	162	9,772
Cushman & Wakefield PLC (a) (b)	25,235	515,803
eXp World Holdings, Inc. (a) (b)	3,165	35,859
Forestar Group, Inc. (a) (b)	2,365	49,310
FRP Holdings, Inc. (a)	172	8,567
Griffin Industrial Realty, Inc.	400	15,820
Howard Hughes Corp. (a)	4,787	606,992
Jones Lang LaSalle, Inc.	7,607	1,324,303
Kennedy-Wilson Holdings, Inc.	16,577	369,667
Marcus & Millichap, Inc. (a)	261	9,722
Maui Land & Pineapple Co., Inc. (a)	130	1,463
Newmark Group, Inc. Class A	11,632	156,509
RE/MAX Holdings, Inc. Class A	2,553	98,265
Realogy Holdings Corp. (b)	18,403	178,141
Redfin Corp. (a) (b)	9,265	195,862
RMR Group, Inc. Class A	194	8,854
St. Joe Co. (a) (b)	11,189	221,878
Tejon Ranch Co. (a)	6,350	101,473
Trinity Place Holdings, Inc. (a)	3,600	10,836
		6,938,609
ROAD & RAIL — 1.1%
AMERCO	1,453	546,066
ArcBest Corp.	4,402	121,495
Avis Budget Group, Inc. (a)	11,667	376,144
Covenant Transportation Group, Inc. Class A (a)	2,170	28,047
CSX Corp.	109,611	7,931,452
Daseke, Inc. (a) (b)	2,520	7,963
Heartland Express, Inc.	6,871	144,635
Hertz Global Holdings, Inc. (a)	18,370	289,328
JB Hunt Transport Services, Inc.	13,147	1,535,307
Kansas City Southern	13,913	2,130,915
Knight-Swift Transportation Holdings, Inc. (b)	18,022	645,908
Landstar System, Inc.	6,702	763,157
Lyft, Inc. Class A (a) (b)	27,345	1,176,382
Marten Transport, Ltd.	4,787	102,873
Norfolk Southern Corp.	36,850	7,153,690
Old Dominion Freight Line, Inc.	9,239	1,753,377
Security Description	Shares	Value
PAM Transportation Services, Inc. (a)	20	$ 1,154
Roadrunner Transportation Systems, Inc. (a) (b)	5,000	46,050
Ryder System, Inc.	7,052	382,994
Saia, Inc. (a)	4,420	411,590
Schneider National, Inc. Class B	10,885	237,511
Uber Technologies, Inc. (a)	104,085	3,095,488
Union Pacific Corp.	99,238	17,941,238
Universal Logistics Holdings, Inc.	245	4,645
US Xpress Enterprises, Inc. Class A (a) (b)	2,965	14,914
Werner Enterprises, Inc.	6,781	246,761
YRC Worldwide, Inc. (a) (b)	312	796
		47,089,880
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.2%
ACM Research, Inc. Class A (a) (b)	1,465	27,029
Adesto Technologies Corp. (a) (b)	2,265	19,252
Advanced Energy Industries, Inc. (a)	4,667	332,290
Advanced Micro Devices, Inc. (a)	141,371	6,483,274
Alpha & Omega Semiconductor, Ltd. (a)	7,080	96,430
Ambarella, Inc. (a)	4,607	279,000
Amkor Technology, Inc. (a)	21,683	281,879
Analog Devices, Inc.	53,072	6,307,076
Applied Materials, Inc.	130,280	7,952,291
Axcelis Technologies, Inc. (a)	2,508	60,430
AXT, Inc. (a)	4,660	20,271
Broadcom, Inc.	54,977	17,373,832
Brooks Automation, Inc.	11,290	473,728
Cabot Microelectronics Corp.	2,733	394,427
CEVA, Inc. (a)	2,357	63,545
Cirrus Logic, Inc. (a)	9,124	751,909
Cohu, Inc.	5,164	117,997
Cree, Inc. (a)	13,731	633,686
CyberOptics Corp. (a)	2,025	37,219
Cypress Semiconductor Corp.	47,324	1,104,069
Diodes, Inc. (a)	4,571	257,667
DSP Group, Inc. (a)	2,390	37,619
Enphase Energy, Inc. (a) (b)	11,173	291,950
Entegris, Inc.	18,950	949,205
Everspin Technologies, Inc. (a) (b)	2,110	11,099
First Solar, Inc. (a) (b)	11,304	632,572
FormFactor, Inc. (a)	13,254	344,206
GSI Technology, Inc. (a)	2,240	15,882
Ichor Holdings, Ltd. (a)	2,280	75,856
Impinj, Inc. (a) (b)	2,330	60,254
Inphi Corp. (a)	6,514	482,166
Intel Corp.	628,273	37,602,139
KLA Corp.	23,334	4,157,419
Kulicke & Soffa Industries, Inc.	9,170	249,424
Lam Research Corp.	20,104	5,878,410
Lattice Semiconductor Corp. (a)	16,047	307,140

48

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MACOM Technology Solutions Holdings, Inc. (a) (b)	6,913	$ 183,886
MagnaChip Semiconductor Corp. (a)	4,630	53,754
Maxim Integrated Products, Inc.	39,957	2,457,755
MaxLinear, Inc. (a) (b)	10,068	213,643
Mellanox Technologies, Ltd. (a)	6,709	786,161
Microchip Technology, Inc. (b)	33,246	3,481,521
Micron Technology, Inc. (a)	156,181	8,399,414
MKS Instruments, Inc.	6,802	748,288
Monolithic Power Systems, Inc.	4,651	827,971
NeoPhotonics Corp. (a)	4,545	40,087
NVE Corp.	92	6,569
NVIDIA Corp.	82,652	19,448,016
ON Semiconductor Corp. (a)	57,566	1,403,459
Onto Innovation, Inc. (a)	5,972	218,217
PDF Solutions, Inc. (a)	4,441	75,008
Photronics, Inc. (a)	9,132	143,920
Pixelworks, Inc. (a)	4,380	17,170
Power Integrations, Inc.	4,488	443,908
Qorvo, Inc. (a)	16,301	1,894,665
QUALCOMM, Inc.	161,946	14,288,496
Rambus, Inc. (a)	9,327	128,479
Semtech Corp. (a)	9,100	481,390
Silicon Laboratories, Inc. (a)	4,732	548,817
Skyworks Solutions, Inc.	25,683	3,104,561
SMART Global Holdings, Inc. (a)	1,765	66,964
SolarEdge Technologies, Inc. (a)	4,595	436,939
SunPower Corp. (a) (b)	19,667	153,403
Synaptics, Inc. (a) (b)	6,127	402,973
Teradyne, Inc.	25,646	1,748,801
Texas Instruments, Inc.	133,033	17,066,804
Ultra Clean Holdings, Inc. (a) (b)	4,705	110,426
Universal Display Corp.	6,162	1,269,803
Veeco Instruments, Inc. (a)	11,417	167,659
Xilinx, Inc.	36,708	3,588,941
Xperi Corp.	6,713	124,190
		178,694,700
SOFTWARE — 7.6%
2U, Inc. (a) (b)	6,855	164,451
8x8, Inc. (a)	13,886	254,114
A10 Networks, Inc. (a)	6,925	47,575
ACI Worldwide, Inc. (a)	16,238	615,177
Adobe, Inc. (a)	68,951	22,740,729
Agilysys, Inc. (a)	2,410	61,238
Alarm.com Holdings, Inc. (a)	5,175	222,370
Altair Engineering, Inc. Class A (a) (b)	2,515	90,314
Alteryx, Inc. Class A (a) (b)	7,510	751,526
American Software, Inc. Class A	6,521	97,032
Anaplan, Inc. (a)	14,237	746,019
ANSYS, Inc. (a)	11,431	2,942,454
Appfolio, Inc. Class A (a) (b)	2,769	304,451
Appian Corp. (a) (b)	4,948	189,063
Aspen Technology, Inc. (a)	10,962	1,325,635
Asure Software, Inc. (a)	1,965	16,074
Security Description	Shares	Value
Autodesk, Inc. (a)	31,887	$ 5,849,989
Avalara, Inc. (a)	5,972	437,449
Avaya Holdings Corp. (a)	15,721	212,233
Benefitfocus, Inc. (a) (b)	4,035	88,528
Blackbaud, Inc.	6,711	534,196
Blackline, Inc. (a)	4,455	229,700
Bottomline Technologies DE, Inc. (a)	4,767	255,511
Box, Inc. Class A (a)	13,794	231,463
Cadence Design Systems, Inc. (a)	39,080	2,710,589
CDK Global, Inc.	18,862	1,031,374
Ceridian HCM Holding, Inc. (a) (b)	12,375	840,015
ChannelAdvisor Corp. (a)	214	1,935
Cision, Ltd. (a)	8,230	82,053
Citrix Systems, Inc.	18,109	2,008,288
Cloudera, Inc. (a) (b)	34,747	404,108
CommVault Systems, Inc. (a)	6,901	308,061
Cornerstone OnDemand, Inc. (a)	9,192	538,192
Coupa Software, Inc. (a) (b)	8,575	1,254,094
Crowdstrike Holdings, Inc. Class A (a) (b)	2,565	127,916
Digimarc Corp. (a) (b)	2,160	72,490
Digital Turbine, Inc. (a)	10,525	75,043
DocuSign, Inc. (a)	13,055	967,506
Dropbox, Inc. Class A (a)	25,030	448,287
Ebix, Inc. (b)	3,892	130,032
eGain Corp. (a)	3,428	27,150
Elastic NV (a)	8,580	551,694
Envestnet, Inc. (a)	6,730	468,610
Everbridge, Inc. (a) (b)	4,943	385,949
Fair Isaac Corp. (a)	3,886	1,456,006
FireEye, Inc. (a)	26,271	434,260
Five9, Inc. (a)	7,028	460,896
ForeScout Technologies, Inc. (a) (b)	5,661	185,681
Fortinet, Inc. (a)	20,681	2,207,903
GlobalSCAPE, Inc.	1,465	14,401
Guidewire Software, Inc. (a)	11,322	1,242,816
HubSpot, Inc. (a)	6,198	982,383
Ideanomics, Inc. (a) (b)	10,525	9,006
Instructure, Inc. (a)	2,415	116,427
Intelligent Systems Corp. (a)	800	31,952
Intuit, Inc.	35,817	9,381,547
j2 Global, Inc.	6,821	639,196
LivePerson, Inc. (a) (b)	4,701	173,937
LogMeIn, Inc.	6,866	588,691
Manhattan Associates, Inc. (a)	9,303	741,914
Medallia, Inc. (a)	8,260	256,969
Microsoft Corp.	1,077,345	169,897,306
MicroStrategy, Inc. Class A (a)	120	17,116
Mitek Systems, Inc. (a)	4,635	35,458
MobileIron, Inc. (a)	9,080	44,129
Model N, Inc. (a)	2,475	86,798
New Relic, Inc. (a)	7,126	468,249
NortonLifeLock, Inc.	91,998	2,347,789
Nuance Communications, Inc. (a)	44,355	790,850
Nutanix, Inc. Class A (a)	20,959	655,178

49

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
OneSpan, Inc. (a)	4,509	$ 77,194
Oracle Corp.	306,607	16,244,039
Pagerduty, Inc. (a) (b)	4,430	103,618
Palo Alto Networks, Inc. (a)	13,461	3,112,856
Park City Group, Inc. (a) (b)	2,240	11,334
Paycom Software, Inc. (a)	6,968	1,844,848
Paylocity Holding Corp. (a)	5,007	604,946
Pegasystems, Inc. (b)	4,407	351,017
Pluralsight, Inc. Class A (a) (b)	5,295	91,127
Progress Software Corp.	6,884	286,030
Proofpoint, Inc. (a)	6,753	775,109
PROS Holdings, Inc. (a)	4,414	264,487
PTC, Inc. (a)	16,379	1,226,623
Q2 Holdings, Inc. (a) (b)	4,656	377,508
QAD, Inc. Class A	200	10,186
Qualys, Inc. (a)	4,705	392,256
Rapid7, Inc. (a)	6,386	357,744
RealPage, Inc. (a) (b)	9,278	498,692
RingCentral, Inc. Class A (a)	10,058	1,696,483
Rosetta Stone, Inc. (a)	2,485	45,078
SailPoint Technologies Holding, Inc. (a)	12,428	293,301
salesforce.com, Inc. (a)	119,436	19,425,071
Seachange International, Inc. (a)	3,830	16,048
SecureWorks Corp. Class A (a) (b)	1,706	28,422
ServiceNow, Inc. (a)	26,596	7,508,583
SharpSpring, Inc. (a) (b)	1,509	17,308
ShotSpotter, Inc. (a) (b)	1,545	39,397
Slack Technologies, Inc. Class A (a) (b)	30,110	676,873
Smartsheet, Inc. Class A (a)	11,887	533,964
Smith Micro Software, Inc. (a)	4,130	16,437
Splunk, Inc. (a)	21,745	3,256,749
SPS Commerce, Inc. (a)	3,078	170,583
SS&C Technologies Holdings, Inc.	32,559	1,999,123
SVMK, Inc. (a)	10,880	194,426
Synchronoss Technologies, Inc. (a) (b)	4,930	23,417
Synopsys, Inc. (a)	21,980	3,059,616
Telaria, Inc. (a)	2,476	21,813
Telenav, Inc. (a)	4,675	22,720
Tenable Holdings, Inc. (a)	5,495	131,660
Teradata Corp. (a)	17,409	466,039
TiVo Corp.	12,532	106,271
Trade Desk, Inc. Class A (a) (b)	4,983	1,294,484
Tyler Technologies, Inc. (a)	4,625	1,387,592
Upland Software, Inc. (a) (b)	2,534	90,489
Varonis Systems, Inc. (a) (b)	4,321	335,785
Verint Systems, Inc. (a)	9,067	501,949
VirnetX Holding Corp. (a) (b)	11,771	44,730
VMware, Inc. Class A (a) (b)	10,744	1,630,832
Workday, Inc. Class A (a)	22,546	3,707,690
Workiva, Inc. (a)	2,435	102,392
Yext, Inc. (a) (b)	9,163	132,130
Zendesk, Inc. (a)	15,389	1,179,259
Zix Corp. (a)	6,987	47,372
Security Description	Shares	Value
Zoom Video Communications, Inc. Class A (a) (b)	6,895	$ 469,136
Zscaler, Inc. (a) (b)	9,014	419,151
Zuora, Inc. Class A (a)	11,402	163,391
		321,992,913
SPECIALTY RETAIL — 2.3%
Aaron's, Inc.	11,171	637,976
Abercrombie & Fitch Co. Class A	6,714	116,085
Advance Auto Parts, Inc.	10,702	1,714,032
American Eagle Outfitters, Inc.	25,581	376,041
America's Car-Mart, Inc. (a)	172	18,862
Asbury Automotive Group, Inc. (a)	2,727	304,851
Ascena Retail Group, Inc. (a) (b)	8	65
At Home Group, Inc. (a) (b)	4,720	25,960
AutoNation, Inc. (a)	13,461	654,608
AutoZone, Inc. (a)	3,334	3,971,828
Barnes & Noble Education, Inc. (a)	151	645
Bed Bath & Beyond, Inc. (b)	19,790	342,367
Best Buy Co., Inc.	33,501	2,941,388
Big 5 Sporting Goods Corp.	21	63
Boot Barn Holdings, Inc. (a)	2,275	101,306
Buckle, Inc. (b)	257	6,949
Burlington Stores, Inc. (a)	9,565	2,181,107
Caleres, Inc.	6,697	159,054
Camping World Holdings, Inc. Class A	2,475	36,482
CarMax, Inc. (a)	24,234	2,124,595
Carvana Co. (a) (b)	4,703	432,911
Cato Corp. Class A	4,952	86,165
Chico's FAS, Inc.	644	2,454
Children's Place, Inc. (b)	2,399	149,985
Citi Trends, Inc.	2,202	50,910
Conn's, Inc. (a) (b)	249	3,085
Container Store Group, Inc. (a) (b)	2,320	9,790
Designer Brands, Inc. Class A (b)	11,219	176,587
Dick's Sporting Goods, Inc. (b)	11,176	553,100
Express, Inc. (a)	2,309	11,245
Five Below, Inc. (a)	7,029	898,728
Floor & Decor Holdings, Inc. Class A (a) (b)	10,780	547,732
Foot Locker, Inc.	15,160	591,088
GameStop Corp. Class A (b)	12,847	78,110
Gap, Inc.	33,836	598,221
Genesco, Inc. (a)	86	4,121
GNC Holdings, Inc. Class A (a) (b)	430	1,161
Group 1 Automotive, Inc.	2,399	239,900
Guess?, Inc. (b)	7,021	157,130
Haverty Furniture Cos., Inc.	2,364	47,658
Hibbett Sports, Inc. (a)	107	3,000
Home Depot, Inc.	155,193	33,891,047
Kirkland's, Inc. (a) (b)	58	72
L Brands, Inc.	35,531	643,822
Lithia Motors, Inc. Class A	2,824	415,128
Lowe's Cos., Inc.	110,403	13,221,863
Lumber Liquidators Holdings, Inc. (a) (b)	229	2,237

50

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
MarineMax, Inc. (a)	2,441	$ 40,740
Michaels Cos., Inc. (a) (b)	16,085	130,128
Monro, Inc. (b)	4,684	366,289
Murphy USA, Inc. (a)	3,195	373,815
National Vision Holdings, Inc. (a)	5,680	184,202
Office Depot, Inc.	57,770	158,290
O'Reilly Automotive, Inc. (a)	10,406	4,560,534
Party City Holdco, Inc. (a) (b)	7,660	17,924
Penske Automotive Group, Inc. (b)	4,667	234,377
Rent-A-Center, Inc.	4,600	132,664
RH (a)	2,174	464,149
Ross Stores, Inc.	49,359	5,746,375
Sally Beauty Holdings, Inc. (a) (b)	17,813	325,087
Shoe Carnival, Inc. (b)	2,208	82,314
Sleep Number Corp. (a)	6,910	340,248
Sonic Automotive, Inc. Class A (b)	4,617	143,127
Sportsman's Warehouse Holdings, Inc. (a)	6,267	50,324
Tailored Brands, Inc. (b)	2,240	9,274
Tiffany & Co.	18,356	2,453,279
Tilly's, Inc. Class A	2,180	26,705
TJX Cos., Inc.	174,462	10,652,650
Tractor Supply Co.	18,378	1,717,240
Ulta Salon Cosmetics & Fragrance, Inc. (a)	8,289	2,098,277
Urban Outfitters, Inc. (a) (b)	10,831	300,777
Williams-Sonoma, Inc. (b)	11,450	840,888
Winmark Corp.	59	11,700
Zumiez, Inc. (a)	159	5,492
		99,998,383
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.8%
3D Systems Corp. (a) (b)	11,566	101,202
Apple, Inc.	641,488	188,372,951
AstroNova, Inc.	900	12,348
Avid Technology, Inc. (a) (b)	4,700	40,326
Dell Technologies, Inc. Class C (a)	31,886	1,638,622
Diebold Nixdorf, Inc. (a) (b)	11,164	117,892
Eastman Kodak Co. (a)	6,565	30,527
Hewlett Packard Enterprise Co.	179,090	2,840,367
HP, Inc.	204,751	4,207,633
Immersion Corp. (a)	151	1,122
Intevac, Inc. (a)	2,400	16,944
NCR Corp. (a) (b)	18,087	635,939
NetApp, Inc.	36,040	2,243,490
Pure Storage, Inc. Class A (a)	29,937	512,222
Stratasys, Ltd. (a)	4,928	99,669
Western Digital Corp.	40,663	2,580,881
Xerox Holdings Corp.	33,871	1,248,824
		204,700,959
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	6,813	744,933
Centric Brands, Inc. (a) (b)	4,600	9,982
Columbia Sportswear Co.	4,498	450,655
Security Description	Shares	Value
Crocs, Inc. (a)	11,568	$ 484,584
Culp, Inc.	2,150	29,283
Deckers Outdoor Corp. (a)	4,596	776,081
Delta Apparel, Inc. (a)	140	4,354
Fossil Group, Inc. (a) (b)	8,998	70,904
G-III Apparel Group, Ltd. (a)	6,746	225,991
Hanesbrands, Inc. (b)	53,962	801,336
Kontoor Brands, Inc. (a) (b)	8,267	347,131
Levi Strauss & Co. Class A (b)	6,495	125,289
Lululemon Athletica, Inc. (a)	15,341	3,554,049
Movado Group, Inc.	2,281	49,589
NIKE, Inc. Class B	173,290	17,556,010
Oxford Industries, Inc. (b)	2,281	172,033
PVH Corp.	11,309	1,189,141
Ralph Lauren Corp.	8,298	972,692
Rocky Brands, Inc.	900	26,487
Skechers U.S.A., Inc. Class A (a)	16,518	713,412
Steven Madden, Ltd.	13,205	567,947
Superior Group of Cos., Inc.	245	3,317
Tapestry, Inc.	42,516	1,146,657
Under Armour, Inc. Class A (a) (b)	26,609	574,754
Unifi, Inc. (a)	2,278	57,542
Vera Bradley, Inc. (a)	151	1,782
VF Corp.	57,574	5,737,825
Wolverine World Wide, Inc.	13,646	460,416
		36,854,176
THRIFTS & MORTGAGE FINANCE — 0.2%
Axos Financial, Inc. (a)	9,172	277,728
Bridgewater Bancshares, Inc. (a)	3,065	42,236
Capitol Federal Financial, Inc.	20,740	284,760
Columbia Financial, Inc. (a)	7,295	123,577
Entegra Financial Corp. (a)	900	27,144
ESSA Bancorp, Inc.	2,120	35,934
Federal Agricultural Mortgage Corp. Class C	158	13,193
First Defiance Financial Corp. (b)	4,171	131,345
Flagstar Bancorp, Inc.	2,429	92,909
FS Bancorp, Inc.	500	31,895
Greene County Bancorp, Inc.	500	14,395
Home Bancorp, Inc.	150	5,879
HomeStreet, Inc. (a)	4,382	148,988
Impac Mortgage Holdings, Inc. (a) (b)	1,765	9,284
Kearny Financial Corp.	13,971	193,219
LendingTree, Inc. (a) (b)	1,422	431,492
Luther Burbank Corp.	6,000	69,180
Merchants Bancorp	1,265	24,933
Meridian Bancorp, Inc.	6,920	139,023
Meta Financial Group, Inc.	670	24,462
MGIC Investment Corp.	58,057	822,668
MMA Capital Holdings, Inc. (a)	600	19,080
Mr Cooper Group, Inc. (a)	16,739	209,405
New York Community Bancorp, Inc.	74,324	893,374
NMI Holdings, Inc. Class A (a)	6,895	228,776
Northfield Bancorp, Inc.	6,975	118,296

51

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
Northwest Bancshares, Inc.	13,828	$ 229,960
OceanFirst Financial Corp.	5,067	129,411
Ocwen Financial Corp. (a)	4,882	6,688
OP Bancorp	1,865	19,340
PCSB Financial Corp.	2,165	43,841
PennyMac Financial Services, Inc.	6,858	233,446
Ponce de Leon Federal Bank (a)	1,000	14,700
Provident Bancorp, Inc. (a)	1,265	15,749
Provident Financial Holdings, Inc.	130	2,847
Provident Financial Services, Inc.	9,011	222,121
Radian Group, Inc.	28,567	718,746
Riverview Bancorp, Inc.	2,360	19,376
Sachem Capital Corp.	2,565	11,132
Severn Bancorp, Inc.	1,365	12,708
Southern Missouri Bancorp, Inc.	215	8,247
Sterling Bancorp, Inc.	2,165	17,536
Territorial Bancorp, Inc.	223	6,900
Timberland Bancorp, Inc.	150	4,461
TrustCo Bank Corp. NY	13,568	117,635
United Community Financial Corp.	6,800	79,288
Walker & Dunlop, Inc.	4,431	286,597
Washington Federal, Inc.	13,766	504,524
Waterstone Financial, Inc.	2,505	47,670
Western New England Bancorp, Inc.	4,460	42,950
WSFS Financial Corp.	7,144	314,265
		7,523,313
TOBACCO — 0.8%
22nd Century Group, Inc. (a) (b)	13,670	15,037
Altria Group, Inc.	263,837	13,168,105
Philip Morris International, Inc.	219,980	18,718,098
Pyxus International, Inc. (a) (b)	1,165	10,415
Turning Point Brands, Inc. (b)	2,290	65,494
Universal Corp.	4,420	252,205
Vector Group, Ltd. (b)	20,893	279,757
		32,509,111
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Air Lease Corp.	13,900	660,528
Aircastle, Ltd.	9,035	289,210
Applied Industrial Technologies, Inc.	6,227	415,279
Beacon Roofing Supply, Inc. (a)	9,127	291,881
BlueLinx Holdings, Inc. (a) (b)	1,265	18,026
BMC Stock Holdings, Inc. (a)	9,160	262,800
CAI International, Inc. (a)	2,212	64,104
DXP Enterprises, Inc. (a)	94	3,742
EVI Industries, Inc. (b)	600	16,224
Fastenal Co.	84,403	3,118,691
Foundation Building Materials, Inc. (a)	2,330	45,085
GATX Corp. (b)	6,656	551,450
General Finance Corp. (a)	2,160	23,911
GMS, Inc. (a)	4,535	122,808
H&E Equipment Services, Inc.	4,529	151,404
Security Description	Shares	Value
HD Supply Holdings, Inc. (a)	27,812	$ 1,118,599
Herc Holdings, Inc. (a)	4,521	221,258
Kaman Corp.	4,444	292,948
Lawson Products, Inc. (a)	215	11,202
MRC Global, Inc. (a)	2,429	33,132
MSC Industrial Direct Co., Inc. Class A	6,741	528,966
Nesco Holdings, Inc. (a)	2,065	8,487
NOW, Inc. (a)	7,921	89,032
Rush Enterprises, Inc. Class A	2,602	120,993
Rush Enterprises, Inc. Class B	80	3,656
SiteOne Landscape Supply, Inc. (a) (b)	4,704	426,418
Systemax, Inc.	2,170	54,597
Titan Machinery, Inc. (a)	2,361	34,896
Transcat, Inc. (a)	900	28,674
United Rentals, Inc. (a)	11,394	1,900,177
Univar, Inc. (a)	18,773	455,058
Veritiv Corp. (a)	2,156	42,409
W.W. Grainger, Inc.	6,620	2,241,002
Watsco, Inc.	4,530	816,079
WESCO International, Inc. (a)	6,757	401,298
Willis Lease Finance Corp. (a)	70	4,124
		14,868,148
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	13,464	576,798
WATER UTILITIES — 0.2%
American States Water Co.	6,213	538,294
American Water Works Co., Inc.	24,187	2,971,373
Aqua America, Inc.	31,959	1,500,156
Cadiz, Inc. (a) (b)	16,460	181,389
California Water Service Group	6,918	356,692
Global Water Resources, Inc.	15,260	200,669
Middlesex Water Co.	2,220	141,125
SJW Group	4,150	294,899
York Water Co.	5,650	260,522
		6,445,119
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Boingo Wireless, Inc. (a)	4,705	51,520
Gogo, Inc. (a) (b)	323	2,067
NII Holdings, Inc. (a) (b)	11,225	24,358
Shenandoah Telecommunications Co.	6,884	286,443
Spok Holdings, Inc.	2,374	29,034
Telephone & Data Systems, Inc.	13,875	352,841
T-Mobile US, Inc. (a)	44,555	3,494,003
United States Cellular Corp. (a)	2,228	80,721
		4,320,987
TOTAL COMMON STOCKS (Cost $3,690,943,255)		4,249,515,321

52

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 0.0% (c)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (c)
GCI Liberty, Inc. 7.00% (Cost $14)	1	$ 27
RIGHTS — 0.0% (c)
BIOTECHNOLOGY — 0.0%
Alder Biopharmaceuticals, Inc. (a)	2,364	2,080
CHEMICALS — 0.0% (c)
A Schulman, Inc. (CVR) (a)	2,701	1,413
DIVERSIFIED FINANCIAL SERVICES — 0.0% (c)
NewStar Financial, Inc. (CVR) (a)	875	211
MEDIA — 0.0% (c)
Media General, Inc. (CVR) (a)	1,318	132
PHARMACEUTICALS — 0.0% (c)
Corium International, Inc. (CVR) (a) (b)	3,134	564
TOTAL RIGHTS (Cost $4,026)		4,400
WARRANTS — 0.0% (c)
OIL, GAS & CONSUMABLE FUELS — 0.0% (c)
Halcon Resources Corp. (expiring 09/09/20) (a) (d)	310	—
Halcon Resources Corp. (expiring 09/09/20) (a) (d)	248	—
Halcon Resources Corp. (expiring 09/09/20) (a) (b)	398	—
TOTAL WARRANTS (Cost $0)		—
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (e) (f)	3,221,194	$ 3,221,516
State Street Navigator Securities Lending Portfolio II (g) (h)	31,277,037	31,277,037
TOTAL SHORT-TERM INVESTMENTS (Cost $34,498,460)		34,498,553
TOTAL INVESTMENTS — 100.6% (Cost $3,725,445,755)		4,284,018,301
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(25,656,774)
NET ASSETS — 100.0%		$ 4,258,361,527
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Amount is less than 0.05% of net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At December 31, 2019, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	29	03/20/2020	$4,633,524	$4,685,095	$51,571
E-Mini Russell 2000 Index (long)	4	03/20/2020	328,919	334,120	5,201
Total unrealized appreciation/depreciation on open futures contracts.					$56,772
During the period ended December 31, 2019, average notional value related to futures contracts was $8,193,577 or 0% of net assets.
53

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,249,514,961	$ 360	$ 0(a)	$4,249,515,321
Preferred Stocks	27	—	—	27
Rights	—	4,400	—	4,400
Warrants	—	—	0(a)	0
Short-Term Investments	34,498,553	—	—	34,498,553
TOTAL INVESTMENTS	$4,284,013,541	$4,760	$ 0	$4,284,018,301
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	56,772	—	—	56,772
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 56,772	$ —	$—	$ 56,772
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$4,284,070,313	$4,760	$—	$4,284,075,073
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2019.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 69,712,501	$ 66,492,112	$1,034	$93	3,221,194	$ 3,221,516	$ 70,358
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,556,365	8,556,365	17,166,003	25,722,368	—	—	—	—	29,786
State Street Navigator Securities Lending Portfolio II	—	—	68,036,051	36,759,014	—	—	31,277,037	31,277,037	78,797
State Street Navigator Securities Lending Portfolio III	12,406,210	12,406,210	57,854,195	70,260,405	—	—	—	—	120,544
Total		$20,962,575	$212,768,750	$199,233,899	$1,034	$93		$34,498,553	$299,485
54	ARSPTM

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.6%
ADVERTISING — 0.5%
Lamar Media Corp. 5.75%, 2/1/2026	$ 8,842,000	$ 9,382,246
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	13,901,000	12,595,696
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a)	7,059,000	7,184,509
5.00%, 8/15/2027 (a)	9,862,000	10,309,045
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	16,540,000	17,516,356
		56,987,852
AEROSPACE & DEFENSE — 2.4%
BBA US Holdings, Inc.:
4.00%, 3/1/2028 (a)	10,508,000	10,380,748
5.38%, 5/1/2026 (a)	6,857,000	7,235,918
Bombardier, Inc.:
7.50%, 12/1/2024 (a)	15,143,000	15,938,007
7.50%, 3/15/2025 (a) (b)	22,391,000	23,106,169
7.88%, 4/15/2027 (a)	29,290,000	30,178,073
8.75%, 12/1/2021 (a)	13,805,000	15,142,704
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	8,136,000	8,587,385
Moog, Inc. 4.25%, 12/15/2027 (a) (b)	7,050,000	7,193,327
SSL Robotics LLC 9.75%, 12/31/2023 (a)	15,176,000	16,605,731
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	39,805,000	40,266,738
6.25%, 3/15/2026 (a) (b)	57,454,000	62,296,223
6.38%, 6/15/2026 (b)	11,850,000	12,608,755
7.50%, 3/15/2027 (b)	7,684,000	8,413,826
6.50%, 5/15/2025	10,336,997	10,788,207
Triumph Group, Inc. 6.25%, 9/15/2024 (a)	7,375,000	7,759,533
		276,501,344
AGRICULTURE — 0.5%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	7,048,000	7,490,755
JBS Investments II GmbH:
5.75%, 1/15/2028 (a)	9,900,000	10,422,720
7.00%, 1/15/2026 (a) (b)	16,634,000	18,083,653
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	13,519,000	13,307,833
10.50%, 11/1/2026 (a)	9,263,000	9,560,991
		58,865,952
Security Description	Principal Amount	Value
AIRLINES — 0.1%
American Airlines Group, Inc. 5.00%, 6/1/2022 (a)	$ 10,667,000	$ 11,195,230
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a)	11,590,000	12,220,148
4.88%, 5/15/2026 (a) (b)	15,621,000	16,524,675
Under Armour, Inc. 3.25%, 6/15/2026 (b)	7,068,000	6,917,381
William Carter Co. 5.63%, 3/15/2027 (a) (b)	7,226,000	7,754,582
		43,416,786
AUTO MANUFACTURERS — 0.9%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	14,489,000	14,833,983
5.88%, 6/1/2029 (a)	7,594,000	8,362,133
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	10,474,000	10,766,225
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	21,072,820	22,535,274
Jaguar Land Rover Automotive PLC 4.50%, 10/1/2027 (a)	7,206,000	6,333,353
Navistar International Corp. 6.63%, 11/1/2025 (a)	16,897,000	17,285,631
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	26,585,000	25,794,894
		105,911,493
AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	12,927,000	11,593,063
Adient US LLC 7.00%, 5/15/2026 (a)	12,612,000	13,744,305
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	9,834,000	10,239,456
Delphi Technologies PLC 5.00%, 10/1/2025 (a) (b)	12,501,000	11,557,050
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	10,105,000	10,483,533
5.00%, 5/31/2026 (b)	13,057,000	13,574,841
5.13%, 11/15/2023 (b)	14,088,000	14,319,748
IHO Verwaltungs GmbH PIK 4.75%, 9/15/2026 (a)	5,331,000	5,427,651
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a) (b)	12,772,000	13,802,700
8.50%, 5/15/2027 (a) (b)	30,608,000	32,522,836
Tenneco, Inc. 5.00%, 7/15/2026 (b)	7,276,000	6,718,731
		143,983,914

55

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BANKS — 1.5%
Barclays PLC:
4.84%, 5/9/2028	$ 25,225,000	$ 27,239,721
5.20%, 5/12/2026	30,205,000	33,127,032
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b) (c)	21,311,000	23,755,372
CIT Group, Inc.:
4.13%, 3/9/2021	6,807,000	6,939,873
4.75%, 2/16/2024 (b)	7,169,000	7,666,170
5.25%, 3/7/2025 (b)	7,097,000	7,852,050
Deutsche Bank AG:
4.50%, 4/1/2025 (b)	19,784,000	19,751,356
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b) (c)	15,530,000	14,616,836
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a)	11,576,000	11,385,343
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a)	22,119,000	23,969,475
		176,303,228
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	10,973,000	11,471,613
BUILDING MATERIALS — 0.8%
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	7,260,000	7,561,290
Cornerstone Building Brands, Inc. 8.00%, 4/15/2026 (a) (b)	9,324,000	9,731,086
Masonite International Corp. 5.38%, 2/1/2028 (a) (b)	6,585,000	6,976,479
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	14,475,000	14,844,257
5.00%, 2/15/2027 (a) (b)	8,525,000	8,897,798
5.38%, 11/15/2024 (a)	27,000	27,743
5.50%, 2/15/2023 (a) (b)	7,353,000	7,472,633
6.00%, 10/15/2025 (a)	15,830,000	16,683,237
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	9,072,000	9,234,480
US Concrete, Inc. 6.38%, 6/1/2024 (b)	8,673,000	9,057,388
		90,486,391
CHEMICALS — 2.1%
Avantor, Inc. 9.00%, 10/1/2025 (a)	28,159,000	31,514,145
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	4,838,000	5,014,393
Blue Cube Spinco LLC:
9.75%, 10/15/2023	7,061,000	7,606,745
10.00%, 10/15/2025	7,324,000	8,106,057
Chemours Co.:
Security Description	Principal Amount	Value
5.38%, 5/15/2027	$ 8,021,000	$ 7,147,593
6.63%, 5/15/2023 (b)	13,333,000	13,432,064
7.00%, 5/15/2025 (b)	10,837,000	10,908,633
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a) (b)	7,231,000	6,893,095
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	9,355,000	9,794,124
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	9,256,000	10,116,808
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	5,864,000	6,023,149
OCI NV:
5.25%, 11/1/2024 (a)	9,658,000	10,061,511
6.63%, 4/15/2023 (a)	8,244,000	8,621,245
Olin Corp.:
5.00%, 2/1/2030	7,763,000	7,879,756
5.13%, 9/15/2027	7,473,000	7,852,853
5.63%, 8/1/2029 (b)	11,812,000	12,490,954
Platform Specialty Products Corp. 5.88%, 12/1/2025 (a)	10,588,000	11,068,483
PQ Corp. 6.75%, 11/15/2022 (a)	8,340,000	8,636,987
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	9,252,000	8,989,151
SPCM SA 4.88%, 9/15/2025 (a)	4,713,000	4,909,956
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	7,878,000	8,356,982
TPC Group, Inc. 10.50%, 8/1/2024 (a)	13,201,000	13,289,315
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	7,944,000	7,963,463
Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	8,697,000	8,969,999
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	7,300,000	7,614,703
		243,262,164
COAL — 0.2%
Peabody Energy Corp.:
6.00%, 3/31/2022 (a) (b)	8,455,000	8,298,752
6.38%, 3/31/2025 (a) (b)	7,696,000	7,072,239
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	11,160,000	10,725,653
		26,096,644

56

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COMMERCIAL SERVICES — 4.0%
ADT Security Corp. 4.88%, 7/15/2032 (a)	$ 10,233,000	$ 9,388,880
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	8,406,000	6,672,262
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	8,585,000	8,365,997
APTIM Corp. 7.75%, 6/15/2025 (a)	6,769,000	4,078,255
ASGN, Inc. 4.63%, 5/15/2028 (a)	5,972,000	6,134,916
Atento Luxco 1 SA 6.13%, 8/10/2022 (a) (b)	7,298,000	7,198,017
Brink's Co. 4.63%, 10/15/2027 (a)	8,651,000	8,921,171
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	17,573,000	19,194,285
8.25%, 11/15/2026 (a)	22,328,000	25,156,511
Gartner, Inc. 5.13%, 4/1/2025 (a)	11,728,000	12,222,101
GW B-CR Security Corp. 9.50%, 11/1/2027 (a) (b)	8,372,000	8,937,110
Harsco Corp. 5.75%, 7/31/2027 (a) (b)	7,033,000	7,497,108
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	16,974,000	17,929,806
Hertz Corp.:
5.50%, 10/15/2024 (a) (b)	10,860,000	11,160,387
6.00%, 1/15/2028 (a)	14,433,000	14,470,959
7.13%, 8/1/2026 (a) (b)	5,729,000	6,202,616
7.63%, 6/1/2022 (a)	139,000	144,511
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	10,371,000	10,719,777
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	10,612,000	11,440,585
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	22,651,000	22,014,960
Nielsen Co. Luxembourg Sarl 5.00%, 2/1/2025 (a) (b)	7,175,000	7,403,165
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	11,918,000	12,636,894
5.75%, 4/15/2026 (a) (b)	18,827,000	20,477,751
9.25%, 5/15/2023 (a)	16,968,000	17,783,652
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a) (b)	7,914,000	8,240,532
Service Corp. International:
4.63%, 12/15/2027	7,248,000	7,582,568
5.13%, 6/1/2029	10,810,000	11,453,952
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	6,359,000	6,593,329
Security Description	Principal Amount	Value
Sotheby's 7.38%, 10/15/2027 (a) (b)	$ 9,051,000	$ 9,191,019
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	12,636,000	8,475,850
United Rentals North America, Inc.:
3.88%, 11/15/2027 (b)	10,951,000	11,171,553
4.63%, 10/15/2025	11,823,000	12,179,582
4.88%, 1/15/2028 (b)	23,802,000	24,797,399
5.25%, 1/15/2030 (b)	8,270,000	8,900,257
5.50%, 7/15/2025 (b)	11,179,000	11,635,438
5.50%, 5/15/2027	14,416,000	15,464,908
5.88%, 9/15/2026	16,351,000	17,562,772
6.50%, 12/15/2026 (b)	15,332,000	16,872,713
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	15,809,000	17,329,035
		463,602,583
COMPUTERS — 1.2%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	20,696,000	20,999,610
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	16,087,000	16,340,209
7.13%, 6/15/2024 (a) (b)	22,703,000	23,991,849
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	11,663,000	4,723,515
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	11,332,400	9,237,833
9.25%, 3/1/2021 (a) (b)	3,500	3,457
NCR Corp.:
5.75%, 9/1/2027 (a) (b)	7,647,000	8,150,326
6.13%, 9/1/2029 (a) (b)	5,633,000	6,116,086
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	14,651,000	15,138,146
Western Digital Corp. 4.75%, 2/15/2026 (b)	34,125,000	35,601,589
		140,302,620
COSMETICS/PERSONAL CARE — 0.1%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	7,303,000	7,608,923
Coty, Inc. 6.50%, 4/15/2026 (a) (b)	8,128,000	8,557,890
		16,166,813
DISTRIBUTION & WHOLESALE — 1.0%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	9,860,000	10,008,097

57

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.88%, 5/15/2026 (a)	$ 8,765,000	$ 9,307,554
Core & Main L.P. 6.13%, 8/15/2025 (a) (b)	7,026,000	7,324,816
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (b)	12,362,000	12,988,135
HD Supply, Inc. 5.38%, 10/15/2026 (a)	10,456,000	11,107,827
IAA, Inc. 5.50%, 6/15/2027 (a)	5,437,000	5,811,772
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	12,678,000	13,187,656
Performance Food Group, Inc. 5.50%, 10/15/2027 (a) (b)	15,565,000	16,616,416
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	9,862,000	10,237,939
9.00%, 11/15/2026 (a)	13,200,000	13,834,128
13.13%, 11/15/2027 (a)	7,736,000	7,959,261
		118,383,601
DIVERSIFIED FINANCIAL SERVICES — 3.7%
AerCap Holdings NV (1 Year CMT + 4.535%), 5.88%, 10/10/2079 (b) (c)	9,928,000	10,619,187
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	13,962,000	14,999,237
9.75%, 7/15/2027 (a)	15,816,000	16,909,835
Ally Financial, Inc. 5.75%, 11/20/2025	14,217,000	15,944,792
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	7,506,000	4,988,413
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	10,580,000	9,311,246
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	24,659,000	25,729,694
goeasy, Ltd. 5.38%, 12/1/2024 (a) (b)	9,002,000	9,180,510
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027 (a) (b)	10,780,000	11,065,347
6.25%, 5/15/2026	17,773,000	18,960,059
6.38%, 12/15/2025	10,711,000	11,308,352
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	12,576,000	13,176,127
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	15,282,000	16,213,132
Navient Corp.:
5.88%, 3/25/2021	9,819,000	10,169,636
5.88%, 10/25/2024	1,085,000	1,161,341
6.50%, 6/15/2022	12,710,000	13,821,108
6.63%, 7/26/2021	11,123,000	11,763,017
6.75%, 6/25/2025 (b)	5,983,000	6,629,762
6.75%, 6/15/2026 (b)	7,027,000	7,727,100
Security Description	Principal Amount	Value
7.25%, 9/25/2023 (b)	$ 7,546,000	$ 8,535,582
NFP Corp. 6.88%, 7/15/2025 (a)	8,594,000	8,608,524
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a)	15,670,000	16,179,745
5.75%, 5/1/2025 (a)	18,200,000	18,851,196
Springleaf Finance Corp.:
5.38%, 11/15/2029 (b)	10,704,000	11,176,582
5.63%, 3/15/2023	12,596,000	13,556,949
6.13%, 5/15/2022	13,457,000	14,496,822
6.13%, 3/15/2024	17,823,000	19,547,553
6.63%, 1/15/2028	11,267,000	12,704,106
6.88%, 3/15/2025	18,424,000	20,971,118
7.13%, 3/15/2026	23,777,000	27,511,178
8.25%, 12/15/2020	193,000	203,082
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	7,234,000	7,439,880
Wand Merger Corp. 9.13%, 7/15/2026 (a)	11,727,000	12,997,034
		422,457,246
ELECTRIC — 2.7%
AES Corp.:
4.00%, 3/15/2021	6,947,000	7,057,457
4.50%, 3/15/2023	9,067,000	9,293,675
5.13%, 9/1/2027	5,123,000	5,467,522
5.50%, 4/15/2025	7,672,000	7,932,464
6.00%, 5/15/2026	7,243,000	7,724,659
Calpine Corp.:
4.50%, 2/15/2028 (a)	18,977,000	19,226,737
5.13%, 3/15/2028 (a) (b)	17,878,000	18,278,825
5.25%, 6/1/2026 (a)	17,674,000	18,418,959
5.50%, 2/1/2024 (b)	7,687,000	7,790,621
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a)	9,127,000	9,287,726
5.75%, 10/15/2025	9,261,000	9,773,967
Drax Finco PLC 6.63%, 11/1/2025 (a)	8,185,000	8,700,819
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	9,369,000	9,432,803
4.25%, 7/15/2024 (a) (b)	8,653,000	9,002,408
4.25%, 9/15/2024 (a) (b)	11,272,000	11,731,898
4.50%, 9/15/2027 (a)	2,627,000	2,742,168
NRG Energy, Inc.:
5.25%, 6/15/2029 (a) (b)	10,414,000	11,293,671
5.75%, 1/15/2028 (a)	840	915
5.75%, 1/15/2028	12,122,000	13,211,162
6.63%, 1/15/2027	17,877,000	19,444,455
7.25%, 5/15/2026	15,140,000	16,540,450
Talen Energy Supply LLC:
6.50%, 6/1/2025	9,123,000	7,783,014
7.25%, 5/15/2027 (a)	10,761,000	11,329,396

58

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
10.50%, 1/15/2026 (a)	$ 9,630,000	$ 9,166,219
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a) (b)	19,004,000	19,889,016
5.50%, 9/1/2026 (a) (b)	14,227,000	15,092,713
5.63%, 2/15/2027 (a)	19,538,000	20,597,155
		306,210,874
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Holdings, Inc.:
5.50%, 6/15/2025 (a) (b)	8,654,000	8,974,890
6.38%, 7/15/2026 (a) (b)	7,789,000	8,318,964
7.75%, 1/15/2027 (a) (b)	8,290,000	9,270,458
		26,564,312
ELECTRONICS — 0.3%
APX Group, Inc. 7.88%, 12/1/2022 (b)	13,103,000	13,230,361
Ingram Micro, Inc. 5.45%, 12/15/2024	4,708,000	4,948,108
Sensata Technologies B.V. 5.00%, 10/1/2025 (a)	9,856,000	10,717,809
Sensata Technologies, Inc. 4.38%, 2/15/2030	200,000	204,156
		29,100,434
ENERGY-ALTERNATE SOURCES — 0.3%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	9,523,000	10,198,371
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	7,022,125	7,237,704
4.75%, 1/15/2030 (a)	11,557,000	11,797,386
5.00%, 1/31/2028 (a) (b)	9,682,000	10,248,784
		39,482,245
ENGINEERING & CONSTRUCTION — 0.3%
AECOM 5.13%, 3/15/2027 (b)	14,245,000	15,312,948
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a)	14,663,000	14,999,223
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	8,068,000	7,817,004
		38,129,175
ENTERTAINMENT — 2.6%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025 (b)	9,783,000	9,050,058
5.88%, 11/15/2026 (b)	8,616,000	7,773,011
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	7,188,000	7,745,861
Security Description	Principal Amount	Value
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027 (b)	$ 6,513,000	$ 7,001,214
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a)	7,198,000	7,446,331
5.50%, 4/1/2027 (a)	8,537,000	9,049,647
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	23,956,000	24,810,510
Eldorado Resorts, Inc.:
6.00%, 4/1/2025	12,407,000	13,041,122
6.00%, 9/15/2026	8,827,000	9,747,479
International Game Technology PLC:
6.25%, 2/15/2022 (a)	21,980,000	23,218,353
6.25%, 1/15/2027 (a)	10,840,000	12,190,556
6.50%, 2/15/2025 (a)	12,970,000	14,592,158
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a) (b)	6,982,000	7,018,167
6.38%, 2/1/2024 (a)	7,879,000	8,220,003
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a)	14,110,000	14,603,003
4.88%, 11/1/2024 (a) (b)	7,857,000	8,147,316
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	7,698,000	7,865,893
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	16,649,000	17,445,655
7.00%, 5/15/2028 (a) (b)	9,482,000	10,174,755
7.25%, 11/15/2029 (a)	7,815,000	8,487,715
8.25%, 3/15/2026 (a)	16,997,000	18,735,453
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a)	13,754,000	14,258,772
5.50%, 4/15/2027 (a) (b)	6,307,000	6,732,155
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a) (b)	14,441,000	15,632,960
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a) (b)	11,006,000	11,830,790
		294,818,937
ENVIRONMENTAL CONTROL — 0.5%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a)	7,082,000	7,479,371
GFL Environmental, Inc.:
5.13%, 12/15/2026 (a) (b)	7,574,000	7,984,889
7.00%, 6/1/2026 (a)	10,032,000	10,594,896
8.50%, 5/1/2027 (a) (b)	7,254,000	7,947,265

59

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Stericycle, Inc. 5.38%, 7/15/2024 (a)	$ 7,476,000	$ 7,873,200
Tervita Corp. 7.63%, 12/1/2021 (a)	8,348,000	8,422,464
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	7,323,000	7,636,424
		57,938,509
FOOD — 3.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
4.63%, 1/15/2027 (a)	11,561,000	11,561,231
5.75%, 3/15/2025	18,885,000	19,591,866
5.88%, 2/15/2028 (a)	8,259,000	8,785,098
6.63%, 6/15/2024	17,439,000	18,266,306
7.50%, 3/15/2026 (a) (b)	9,037,000	10,157,317
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	13,530,000	13,945,100
5.25%, 9/15/2027 (b)	8,674,000	8,743,045
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	6,962,000	6,982,190
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	10,829,000	5,445,146
JBS USA LUX SA/JBS USA Finance, Inc.:
5.75%, 6/15/2025 (a)	15,589,000	16,160,805
6.75%, 2/15/2028 (a)	14,516,000	16,051,503
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a) (b)	16,364,000	17,566,263
6.50%, 4/15/2029 (a)	19,579,000	21,759,317
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a) (b)	11,719,000	12,435,031
4.88%, 11/1/2026 (a)	11,058,000	11,752,774
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	15,316,000	15,858,340
5.88%, 9/30/2027 (a)	12,665,000	13,693,145
Post Holdings, Inc.:
5.00%, 8/15/2026 (a) (b)	24,807,000	26,289,218
5.50%, 3/1/2025 (a) (b)	14,514,000	15,223,735
5.50%, 12/15/2029 (a)	10,450,000	11,156,002
5.63%, 1/15/2028 (a) (b)	15,849,000	17,107,252
5.75%, 3/1/2027 (a) (b)	14,608,000	15,718,792
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	10,788,000	10,858,769
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a)	7,536,000	7,809,481
US Foods, Inc. 5.88%, 6/15/2024 (a)	8,372,000	8,637,476
		341,555,202
FOOD SERVICE — 0.4%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	6,668,000	6,930,519
Security Description	Principal Amount	Value
5.00%, 4/1/2025 (a) (b)	$ 8,473,000	$ 8,855,217
5.00%, 2/1/2028 (a)	17,820,000	18,770,163
5.13%, 1/15/2024	12,189,000	12,509,083
		47,064,982
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 7.38%, 1/15/2025	7,214,000	7,767,242
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	10,131,000	10,946,748
5.63%, 5/20/2024	9,047,000	9,774,831
5.75%, 5/20/2027	7,320,000	8,046,071
5.88%, 8/20/2026	9,930,000	10,953,088
		39,720,738
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	6,608,000	7,040,097
HEALTH CARE PRODUCTS — 0.4%
Avantor, Inc. 6.00%, 10/1/2024 (a)	21,692,000	23,145,798
Hologic, Inc. 4.38%, 10/15/2025 (a)	13,610,000	14,073,557
Teleflex, Inc. 4.63%, 11/15/2027 (b)	7,052,000	7,474,626
		44,693,981
HEALTH CARE SERVICES — 7.5%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	9,274,000	9,435,368
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	7,288,000	7,445,202
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	7,478,000	7,847,413
Centene Corp.:
4.25%, 12/15/2027 (a)	36,667,000	37,760,410
4.63%, 12/15/2029 (a)	50,504,000	53,185,257
4.75%, 1/15/2025	17,681,000	18,339,264
4.75%, 1/15/2025 (a)	14,042,000	14,582,196
6.13%, 2/15/2024	14,365,000	14,896,505
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	26,067,000	27,703,225
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	7,686,000	7,837,722
5.50%, 4/1/2026 (a)	6,765,000	7,289,423
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023 (b)	45,413,000	46,076,484

60

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.88%, 4/1/2028 (a)	$ 5,908,000	$ 3,433,789
8.00%, 3/15/2026 (a)	41,671,000	43,220,328
8.00%, 12/15/2027 (a)	6,055,000	6,119,062
8.13%, 6/30/2024 (a)	16,196,000	13,267,439
8.63%, 1/15/2024 (a)	16,148,000	17,139,487
9.88%, 6/30/2023 (a) (b) (d)	19,857,971	17,054,820
DaVita, Inc. 5.00%, 5/1/2025 (b)	22,013,000	22,637,949
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	14,665,000	14,880,575
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	7,323,000	7,432,406
Encompass Health Corp.:
4.50%, 2/1/2028 (b)	5,719,000	5,929,573
4.75%, 2/1/2030	7,834,000	8,143,678
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	17,596,000	11,002,427
HCA, Inc.:
5.38%, 2/1/2025	37,157,000	41,128,340
5.38%, 9/1/2026 (b)	14,386,000	16,047,727
5.63%, 9/1/2028	21,624,000	24,663,686
5.88%, 2/15/2026 (b)	21,777,000	24,803,350
5.88%, 2/1/2029 (b)	14,103,000	16,301,517
MEDNAX, Inc.:
5.25%, 12/1/2023 (a)	10,714,000	10,986,350
6.25%, 1/15/2027 (a)	14,715,000	15,087,584
Molina Healthcare, Inc. 5.38%, 11/15/2022	9,299,000	9,898,227
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	20,639,965	19,198,883
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	10,774,000	11,438,002
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	21,313,000	24,121,627
Select Medical Corp. 6.25%, 8/15/2026 (a)	17,681,000	19,135,969
Tenet Healthcare Corp.:
4.63%, 7/15/2024	22,307,000	22,920,665
4.63%, 9/1/2024 (a)	8,679,000	9,054,367
4.88%, 1/1/2026 (a) (b)	29,086,000	30,470,203
5.13%, 5/1/2025	19,539,000	20,112,665
5.13%, 11/1/2027 (a)	22,811,000	24,086,363
6.25%, 2/1/2027 (a) (b)	24,214,000	26,130,538
6.75%, 6/15/2023 (b)	27,485,000	30,220,307
WellCare Health Plans, Inc.:
5.25%, 4/1/2025	16,922,000	17,647,446
5.38%, 8/15/2026 (a) (b)	10,754,000	11,475,378
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	10,309,000	10,259,207
		857,848,403
Security Description	Principal Amount	Value
HOLDING COMPANIES-DIVERSIFIED — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	$ 7,905,000	$ 7,568,089
HOME BUILDERS — 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.25%, 9/15/2027 (a) (b)	8,515,000	9,030,328
Century Communities, Inc. 6.75%, 6/1/2027 (a)	7,514,000	8,052,904
Lennar Corp.:
4.13%, 1/15/2022	9,579,000	9,833,131
4.50%, 4/30/2024	9,667,000	10,233,680
4.75%, 4/1/2021	7,181,000	7,359,735
4.75%, 5/30/2025	6,354,000	6,846,689
4.75%, 11/29/2027	12,530,000	13,513,104
Mattamy Group Corp.:
5.25%, 12/15/2027 (a) (b)	8,500,000	8,873,915
6.50%, 10/1/2025 (a) (b)	5,385,000	5,742,349
PulteGroup, Inc.:
5.00%, 1/15/2027	8,750,000	9,537,150
5.50%, 3/1/2026	9,358,000	10,452,324
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	7,454,000	8,190,753
		107,666,062
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	8,494,000	8,956,668
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a) (b)	12,050,000	11,479,432
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	8,427,000	8,763,659
Spectrum Brands, Inc. 5.75%, 7/15/2025	14,915,000	15,609,144
		35,852,235
HOUSEWARES — 0.4%
Newell Brands, Inc.:
3.85%, 4/1/2023	18,624,000	19,354,806
4.20%, 4/1/2026	29,423,000	30,663,473
		50,018,279
INSURANCE — 0.8%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	13,022,000	12,603,603

61

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
8.13%, 2/15/2024 (a)	$ 14,624,000	$ 15,894,533
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a) (b)	10,919,000	11,713,030
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	2,629,000	2,904,808
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	7,027,000	6,957,644
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	7,282,000	7,421,232
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	8,789,000	9,378,390
HUB International, Ltd. 7.00%, 5/1/2026 (a) (b)	19,371,000	20,550,888
USI, Inc. 6.88%, 5/1/2025 (a)	7,429,000	7,577,357
		95,001,485
INTERNET — 2.7%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	9,759,000	10,256,123
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	6,885,000	6,451,865
Netflix, Inc.:
4.38%, 11/15/2026 (b)	14,285,000	14,640,125
4.88%, 4/15/2028 (b)	22,243,000	23,160,746
4.88%, 6/15/2030 (a) (b)	15,566,000	15,827,976
5.38%, 11/15/2029 (a)	12,819,000	13,661,465
5.50%, 2/15/2022	8,927,000	9,476,635
5.88%, 2/15/2025 (b)	11,608,000	12,976,003
5.88%, 11/15/2028 (b)	27,266,000	30,255,717
6.38%, 5/15/2029 (b)	11,913,000	13,617,036
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	11,617,000	10,782,086
Symantec Corp. 5.00%, 4/15/2025 (a)	17,195,000	17,517,578
Twitter, Inc. 3.88%, 12/15/2027 (a) (b)	9,922,000	9,934,403
Uber Technologies, Inc.:
7.50%, 11/1/2023 (a)	7,381,000	7,725,028
7.50%, 9/15/2027 (a) (b)	15,562,000	15,988,866
8.00%, 11/1/2026 (a) (b)	23,540,000	24,523,030
VeriSign, Inc.:
4.75%, 7/15/2027 (b)	8,471,000	8,932,839
5.25%, 4/1/2025	6,469,000	7,137,765
Zayo Group LLC/Zayo Capital, Inc.:
5.75%, 1/15/2027 (a)	26,486,000	27,024,990
6.00%, 4/1/2023	16,732,000	17,162,180
6.38%, 5/15/2025 (b)	14,096,000	14,566,806
		311,619,262
Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.3%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	$ 8,099,000	$ 8,307,711
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024 (a)	7,386,000	7,607,432
6.25%, 2/1/2022	17,024,000	17,382,696
		33,297,839
IRON/STEEL — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	8,851,000	8,922,074
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a) (b)	8,595,000	9,043,659
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027 (a) (b)	10,922,000	10,463,494
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	9,041,000	9,918,339
United States Steel Corp.:
6.25%, 3/15/2026 (b)	11,232,000	9,619,646
6.88%, 8/15/2025 (b)	11,636,000	10,880,940
		58,848,152
LEISURE TIME — 0.4%
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	8,030,000	8,147,720
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	6,533,000	6,711,743
5.38%, 4/15/2023 (a)	5,975,000	6,128,199
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	11,136,000	11,904,829
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	10,776,000	11,306,503
		44,198,994
LODGING — 3.1%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (a)	14,228,000	14,784,030
6.00%, 8/15/2026	9,973,000	10,697,638
6.38%, 4/1/2026 (b)	10,245,000	11,039,397
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	7,690,000	7,916,009
10.75%, 9/1/2024 (a) (b)	8,072,000	8,460,909
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	13,915,000	14,195,248
4.88%, 1/15/2030	16,157,000	17,145,647
5.13%, 5/1/2026	18,913,000	19,941,489
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025 (b)	11,804,000	12,148,913
4.88%, 4/1/2027	8,619,000	9,168,806

62

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026	$ 7,268,000	$ 7,933,967
Melco Resorts Finance, Ltd.:
4.88%, 6/6/2025	14,338,000	14,698,887
5.25%, 4/26/2026 (b)	7,197,000	7,452,565
5.38%, 12/4/2029 (a)	13,415,000	13,817,718
5.63%, 7/17/2027	9,937,000	10,341,237
MGM China Holdings, Ltd.:
5.38%, 5/15/2024 (a)	11,410,000	11,893,670
5.88%, 5/15/2026 (a) (b)	12,044,000	12,805,422
MGM Resorts International:
4.63%, 9/1/2026 (b)	7,210,000	7,619,240
5.50%, 4/15/2027	14,293,000	15,873,806
5.75%, 6/15/2025	13,782,000	15,432,946
6.00%, 3/15/2023	730,000	802,197
Station Casinos LLC 5.00%, 10/1/2025 (a) (b)	7,838,000	7,987,941
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	11,030,000	11,265,491
Studio City Finance, Ltd.:
7.25%, 2/11/2024 (a)	5,199,000	5,518,739
Series REGS, 7.25%, 2/11/2024	2,568,000	2,725,932
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	5,828,000	6,151,279
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25%, 5/15/2027 (a)	12,277,000	13,043,944
5.50%, 3/1/2025 (a)	26,022,400	27,964,192
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a)	8,966,000	9,167,735
5.13%, 12/15/2029 (a)	14,497,000	14,844,348
5.50%, 10/1/2027 (a) (b)	10,482,000	10,855,683
		353,695,025
MACHINERY, CONSTRUCTION & MINING — 0.3%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	8,647,000	8,939,182
Vertiv Group Corp. 9.25%, 10/15/2024 (a) (b)	11,090,000	11,925,188
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	8,018,000	8,323,406
		29,187,776
MACHINERY-DIVERSIFIED — 0.2%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	7,929,000	8,335,757
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	7,917,000	8,188,474
Security Description	Principal Amount	Value
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	$ 8,713,000	$ 8,641,815
		25,166,046
MEDIA — 10.7%
Altice Financing SA:
6.63%, 2/15/2023 (a) (b)	30,366,000	30,915,017
7.50%, 5/15/2026 (a)	39,652,000	42,623,917
Altice Luxembourg SA:
7.63%, 2/15/2025 (a) (b)	21,629,000	22,514,059
10.50%, 5/15/2027 (a)	24,055,000	27,593,490
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	11,600,000	11,671,108
5.00%, 4/1/2024	14,581,000	14,892,596
Block Communications, Inc. 6.88%, 2/15/2025 (a)	8,290,000	8,602,367
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	6,339,000	6,440,234
4.75%, 3/1/2030 (a)	34,328,000	35,011,127
5.00%, 2/1/2028 (a)	28,353,000	29,732,373
5.13%, 5/1/2023 (a)	12,447,000	12,738,135
5.13%, 5/1/2027 (a)	35,923,000	37,986,058
5.38%, 5/1/2025 (a)	8,295,000	8,610,791
5.38%, 6/1/2029 (a)	16,939,000	18,169,618
5.50%, 5/1/2026 (a)	18,467,000	19,426,545
5.75%, 2/15/2026 (a)	29,400,000	31,005,534
5.88%, 4/1/2024 (a)	18,654,000	19,385,423
5.88%, 5/1/2027 (a)	9,026,000	9,584,258
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	9,534,000	8,291,148
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	100,000	113,297
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a)	18,740,000	19,506,279
9.25%, 2/15/2024 (a)	26,374,000	29,246,920
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	14,692,500	15,089,491
5.38%, 2/1/2028 (a)	14,165,000	15,137,569
5.50%, 5/15/2026 (a)	20,490,000	21,705,877
5.50%, 4/15/2027 (a) (b)	18,611,000	20,003,289
5.75%, 1/15/2030 (a)	33,104,000	35,326,934
6.50%, 2/1/2029 (a)	25,806,000	28,817,044
6.63%, 10/15/2025 (a)	13,574,000	14,462,011
7.50%, 4/1/2028 (a)	15,376,350	17,348,982
7.75%, 7/15/2025 (a)	8,688,250	9,264,455
10.88%, 10/15/2025 (a)	23,776,700	26,759,725
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	8,256,000	8,871,732
Diamond Sports Group LLC/Diamond Sports Finance Co.:

63

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 8/15/2026 (a)	$ 43,554,000	$ 44,126,735
6.63%, 8/15/2027 (a) (b)	26,660,000	25,936,181
DISH DBS Corp. 7.75%, 7/1/2026 (b)	29,418,000	31,179,256
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	7,835,000	8,121,213
5.88%, 7/15/2026 (a) (b)	9,272,000	9,865,501
7.00%, 5/15/2027 (a) (b)	10,919,000	12,165,731
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	8,198,000	8,394,752
5.25%, 8/15/2027 (a) (b)	8,699,000	9,114,638
6.38%, 5/1/2026 (b)	11,491,301	12,496,790
8.38%, 5/1/2027 (b)	22,030,000	24,308,122
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	17,570,000	18,716,091
Meredith Corp. 6.88%, 2/1/2026 (b)	18,453,000	19,188,906
Nexstar Broadcasting, Inc.:
5.63%, 8/1/2024 (a)	10,956,000	11,429,080
5.63%, 7/15/2027 (a)	27,333,000	28,834,675
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	7,918,000	8,291,017
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a) (b)	7,445,000	7,621,074
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	11,721,000	11,966,672
4.63%, 7/15/2024 (a)	21,863,000	22,906,521
5.00%, 8/1/2027 (a) (b)	21,889,000	23,130,982
5.38%, 4/15/2025 (a) (b)	13,792,000	14,268,238
5.38%, 7/15/2026 (a) (b)	14,712,000	15,651,803
5.50%, 7/1/2029 (a)	18,920,000	20,474,278
TEGNA, Inc. 5.00%, 9/15/2029 (a)	16,461,000	16,741,331
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	13,000,000	13,914,810
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	22,218,000	21,957,605
UPC Holding B.V. 5.50%, 1/15/2028 (a)	8,546,000	8,718,116
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	16,857,000	17,336,413
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	9,622,200	10,031,721
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	8,807,000	9,738,604
Videotron, Ltd. 5.13%, 4/15/2027 (a)	8,327,000	8,907,892
Virgin Media Secured Finance PLC:
5.50%, 8/15/2026 (a) (b)	11,008,000	11,552,566
5.50%, 5/15/2029 (a)	19,439,000	20,609,617
Security Description	Principal Amount	Value
Ziggo B.V.:
4.88%, 1/15/2030 (a)	$ 7,669,000	$ 7,919,700
5.50%, 1/15/2027 (a) (b)	28,448,000	30,266,681
Ziggo Bond Co. B.V. 6.00%, 1/15/2027 (a)	7,397,000	7,822,475
		1,230,553,190
METAL FABRICATE & HARDWARE — 0.3%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a) (b)	11,446,000	11,651,799
Novelis Corp. 5.88%, 9/30/2026 (a) (b)	21,800,000	23,244,904
		34,896,703
MINING — 1.4%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a) (b)	8,686,000	9,388,089
6.75%, 9/30/2024 (a)	10,575,000	11,111,364
7.00%, 9/30/2026 (a)	7,054,000	7,700,076
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	7,565,000	8,008,687
Constellium NV:
5.88%, 2/15/2026 (a) (b)	7,271,000	7,697,590
6.63%, 3/1/2025 (a) (b)	9,347,000	9,721,347
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	8,094,000	8,302,987
4.75%, 5/15/2022 (a)	12,924,000	13,378,020
5.13%, 3/15/2023 (a) (b)	6,458,000	6,819,648
5.13%, 5/15/2024 (a) (b)	9,397,000	10,027,163
Freeport-McMoRan, Inc.:
5.00%, 9/1/2027 (b)	8,752,000	9,221,282
5.25%, 9/1/2029 (b)	8,428,000	9,028,748
Hecla Mining Co. 6.88%, 5/1/2021 (b)	1,404,000	1,400,785
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a) (b)	8,611,000	9,081,247
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	10,177,000	10,735,412
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	7,141,000	7,321,096
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a) (b)	6,765,000	5,110,213
Novelis Corp. 6.25%, 8/15/2024 (a)	15,445,000	16,181,572
		160,235,326

64

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.3%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp. 12.25%, 11/15/2026 (a)	$ 11,383,000	$ 11,870,079
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	8,115,000	7,794,701
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	8,728,000	8,873,670
Koppers, Inc. 6.00%, 2/15/2025 (a)	7,088,000	7,426,381
		35,964,831
OFFICE & BUSINESS EQUIPMENT — 0.4%
CDW LLC/CDW Finance Corp.:
4.25%, 4/1/2028 (b)	8,195,000	8,602,210
5.00%, 9/1/2025	8,392,000	8,767,290
Pitney Bowes, Inc. 4.13%, 10/1/2021	8,627,200	8,768,427
Xerox Corp. 4.13%, 3/15/2023	13,958,000	14,483,100
		40,621,027
OIL & GAS — 6.4%
Aker BP ASA 5.88%, 3/31/2025 (a) (b)	3,591,000	3,809,728
American Energy- Permian Basin LLC 12.00%, 10/1/2024 (a)	60,000	41,052
Antero Resources Corp.:
5.00%, 3/1/2025 (b)	8,945,000	6,739,879
5.63%, 6/1/2023 (b)	10,917,000	8,782,945
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	10,276,000	8,210,627
10.00%, 4/1/2022 (a)	13,284,000	13,202,171
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	8,593,000	5,594,559
California Resources Corp. 8.00%, 12/15/2022 (a)	25,170,000	11,252,752
Callon Petroleum Co. 6.13%, 10/1/2024	8,745,000	8,916,927
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a) (b)	6,270,000	6,853,235
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	9,672,000	9,819,208
Centennial Resource Production LLC 6.88%, 4/1/2027 (a) (b)	7,229,000	7,517,293
Chesapeake Energy Corp.:
Security Description	Principal Amount	Value
7.00%, 10/1/2024	$ 10,792,000	$ 6,521,282
11.50%, 1/1/2025 (a) (b)	32,583,000	30,892,594
CNX Resources Corp. 7.25%, 3/14/2027 (a) (b)	6,848,000	5,994,328
Comstock Resources, Inc. 9.75%, 8/15/2026	12,153,000	11,000,896
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	9,537,000	8,208,877
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a) (b)	17,970,000	18,318,079
Denbury Resources, Inc.:
7.75%, 2/15/2024 (a)	7,114,000	6,187,259
9.00%, 5/15/2021 (a)	8,080,000	7,896,422
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025 (b)	7,341,000	6,379,182
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	7,807,000	8,044,879
5.75%, 1/30/2028 (a)	15,140,000	15,925,463
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	8,206,000	7,734,565
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a) (e)	4,710,000	3,365,531
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	10,717,000	6,397,942
Gulfport Energy Corp.:
6.00%, 10/15/2024	7,531,568	5,355,849
6.38%, 5/15/2025	8,844,000	5,615,852
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	39,000	37,766
5.75%, 10/1/2025 (a)	8,129,000	7,920,410
6.25%, 11/1/2028 (a)	8,821,000	8,406,060
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	9,182,000	8,686,539
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	6,473,000	6,735,480
Jagged Peak Energy LLC 5.88%, 5/1/2026	7,253,000	7,497,281
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	8,643,000	2,591,517
Matador Resources Co. 5.88%, 9/15/2026 (b)	15,290,000	15,389,844
MEG Energy Corp. 6.50%, 1/15/2025 (a)	9,756,000	10,176,093
Montage Resources Corp. 8.88%, 7/15/2023	7,411,000	6,843,762
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	10,007,000	7,632,739
10.50%, 5/15/2027 (a)	8,375,000	6,951,250
Murphy Oil Corp.:

65

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 8/15/2025 (b)	$ 7,175,000	$ 7,520,979
5.88%, 12/1/2027 (b)	8,596,000	8,982,992
6.88%, 8/15/2024	7,480,000	7,891,849
Nabors Industries, Inc.:
5.50%, 1/15/2023 (b)	8,506,540	8,202,431
5.75%, 2/1/2025 (b)	11,150,000	10,039,794
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	13,181,000	13,145,543
Noble Holding International, Ltd. 7.88%, 2/1/2026 (a)	9,537,000	6,968,209
Pacific Drilling SA 8.38%, 10/1/2023 (a) (b)	11,180,000	10,229,029
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a)	7,554,000	8,105,895
6.00%, 4/1/2026 (a) (b)	6,798,000	7,189,293
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	11,733,000	12,088,510
5.63%, 10/15/2027 (a) (b)	7,262,000	7,685,084
PBF Holding Co. LLC/PBF Finance Corp. 7.25%, 6/15/2025	10,523,000	11,254,875
PDC Energy, Inc. 5.75%, 5/15/2026	8,540,000	8,502,595
Puma International Financing SA:
5.00%, 1/24/2026 (a)	9,047,000	8,456,321
5.13%, 10/6/2024 (a)	8,584,000	8,350,773
QEP Resources, Inc. 5.63%, 3/1/2026	6,653,000	6,495,856
Range Resources Corp.:
4.88%, 5/15/2025 (b)	10,580,000	9,100,281
5.00%, 8/15/2022 (b)	8,839,000	8,660,452
5.00%, 3/15/2023 (b)	10,266,000	9,459,708
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	10,788,000	10,868,910
SM Energy Co.:
5.63%, 6/1/2025 (b)	8,841,000	8,384,539
6.63%, 1/15/2027 (b)	6,912,000	6,788,690
6.75%, 9/15/2026 (b)	5,789,000	5,690,008
Southwestern Energy Co.:
6.20%, 1/23/2025 (b)	14,040,000	12,896,863
7.50%, 4/1/2026 (b)	9,452,000	8,748,960
SRC Energy, Inc. 6.25%, 12/1/2025	8,507,000	8,568,591
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	9,476,000	10,096,583
Series WI, 4.88%, 1/15/2023	13,327,000	13,649,913
Series WI, 5.50%, 2/15/2026	11,888,000	12,348,184
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	9,958,931	10,174,243
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	7,368,630	7,570,015
Security Description	Principal Amount	Value
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	$ 6,647,000	$ 7,032,858
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	6,503,000	6,612,966
Transocean, Inc.:
7.25%, 11/1/2025 (a) (b)	10,175,000	10,012,200
7.50%, 1/15/2026 (a)	10,687,000	10,550,527
9.00%, 7/15/2023 (a)	14,920,000	15,764,920
Valaris PLC 7.75%, 2/1/2026	13,754,000	7,766,471
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	8,167,000	4,001,830
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	7,820,000	8,152,350
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	8,781,000	8,413,691
Whiting Petroleum Corp. 6.63%, 1/15/2026	14,006,000	9,517,637
WPX Energy, Inc.:
5.25%, 10/15/2027 (b)	7,228,000	7,616,433
5.75%, 6/1/2026 (b)	6,807,000	7,277,296
		730,283,264
OIL & GAS SERVICES — 0.7%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	7,455,000	7,690,056
6.88%, 4/1/2027 (a)	7,325,000	7,760,838
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	8,438,000	3,417,390
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a)	7,249,000	4,933,379
SESI LLC 7.75%, 9/15/2024	8,095,380	5,381,728
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	11,074,000	11,645,197
6.88%, 9/1/2027 (b)	9,196,000	9,609,544
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	31,399,000	34,074,509
		84,512,641
PACKAGING & CONTAINERS — 2.8%
ARD Finance SA 6.50%, 6/30/2027 (a)	17,586,000	18,180,583
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a) (b)	5,387,000	5,541,391
4.25%, 9/15/2022 (a)	9,347,000	9,454,117
5.25%, 8/15/2027 (a)	11,058,000	11,636,002
6.00%, 2/15/2025 (a)	25,286,000	26,522,738
Ball Corp.:

66

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 3/15/2026 (b)	$ 10,244,000	$ 11,145,677
5.25%, 7/1/2025 (b)	14,561,000	16,269,879
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	7,135,000	7,335,636
4.88%, 7/15/2026 (a)	17,800,000	18,787,722
5.13%, 7/15/2023	9,414,000	9,662,530
5.63%, 7/15/2027 (a) (b)	7,963,000	8,580,769
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026 (b)	12,482,000	13,203,834
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	7,121,000	7,179,463
7.88%, 7/15/2026 (a) (b)	8,345,000	8,456,990
Greif, Inc. 6.50%, 3/1/2027 (a) (b)	6,608,000	7,153,094
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	9,651,000	10,274,648
10.50%, 7/15/2027 (a)	11,234,000	11,501,032
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	19,909,000	20,533,545
7.25%, 4/15/2025 (a) (b)	20,147,000	19,956,812
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a) (b)	11,356,000	12,143,993
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	8,574,000	7,384,958
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	22,709,800	23,269,597
7.00%, 7/15/2024 (a)	12,525,000	12,958,866
Silgan Holdings, Inc. 4.13%, 2/1/2028 (a)	156,000	156,398
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a) (b)	14,950,000	15,828,312
8.50%, 8/15/2027 (a) (b)	9,846,000	10,953,675
		324,072,261
PHARMACEUTICALS — 2.9%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	19,572,000	22,316,973
9.25%, 4/1/2026 (a)	17,407,000	20,004,298
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a) (b)	13,959,000	14,352,365
5.25%, 1/30/2030 (a) (b)	14,866,000	15,438,192
5.50%, 11/1/2025 (a)	21,365,000	22,329,202
5.75%, 8/15/2027 (a)	5,363,000	5,825,237
5.88%, 5/15/2023 (a)	15,654,040	15,858,951
6.13%, 4/15/2025 (a)	37,449,000	38,751,851
6.50%, 3/15/2022 (a)	14,537,000	14,882,544
7.00%, 3/15/2024 (a)	20,891,000	21,794,327
7.00%, 1/15/2028 (a)	8,037,000	8,886,913
7.25%, 5/30/2029 (a) (b)	7,759,000	8,857,907
Security Description	Principal Amount	Value
9.00%, 12/15/2025 (a)	$ 17,903,000	$ 20,353,742
Elanco Animal Health, Inc.:
4.90%, 8/28/2028	9,700,000	10,542,057
Series WI, 3.91%, 8/27/2021	6,867,000	7,026,864
Series WI, 4.27%, 8/28/2023	10,772,000	11,377,063
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a) (b)	19,801,000	14,386,021
6.00%, 2/1/2025 (a)	18,194,000	12,317,156
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	8,545,000	9,225,097
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a)	188,000	73,059
10.00%, 4/15/2025 (a)	5,838,000	4,573,898
NVA Holdings, Inc. 6.88%, 4/1/2026 (a)	5,720,000	6,237,660
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	22,814,000	22,789,817
		328,201,194
PIPELINES — 3.4%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	10,810,000	12,114,010
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	9,300,000	8,639,235
5.75%, 3/1/2027 (a)	9,361,000	8,240,207
5.75%, 1/15/2028 (a)	9,437,000	8,235,198
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	857,000	841,454
Buckeye Partners L.P. 3.95%, 12/1/2026	8,553,000	8,262,455
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a)	19,496,000	20,027,071
5.25%, 10/1/2025	20,895,000	21,753,367
5.63%, 10/1/2026	19,132,000	20,233,621
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	8,467,000	8,593,582
5.75%, 4/1/2025 (b)	6,616,000	6,776,239
6.25%, 4/1/2023	10,811,000	11,024,842
DCP Midstream Operating L.P.:
5.13%, 5/15/2029	8,946,000	9,298,830
5.38%, 7/15/2025	10,453,000	11,372,028
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	34,904

67

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
EnLink Midstream LLC 5.38%, 6/1/2029 (b)	$ 7,119,000	$ 6,698,908
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	11,740,000	11,026,091
4.85%, 7/15/2026	7,791,000	7,312,243
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	7,597,000	7,391,501
6.75%, 8/1/2022	10,555,500	10,685,438
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp. 5.63%, 2/15/2026 (a)	1,443,000	1,511,413
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	8,953,000	9,074,671
5.63%, 2/15/2026 (a)	10,086,000	10,538,256
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	7,104,000	7,407,767
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	9,567,000	9,613,496
NuStar Logistics L.P.:
5.63%, 4/28/2027	8,397,000	8,632,032
6.00%, 6/1/2026	8,084,000	8,562,007
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	6,861,000	7,078,768
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	7,328,000	5,591,337
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	8,174,000	8,163,619
5.50%, 9/15/2024 (a)	10,715,000	10,752,074
5.50%, 1/15/2028 (a)	11,273,000	11,037,732
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028 (b)	9,480,000	9,686,854
5.13%, 2/1/2025	5,912,000	6,136,952
5.38%, 2/1/2027 (b)	7,841,000	8,143,819
5.50%, 3/1/2030 (a)	16,056,000	16,520,179
5.88%, 4/15/2026	14,978,000	15,942,583
6.50%, 7/15/2027 (a)	10,504,000	11,511,334
6.75%, 3/15/2024	7,771,000	8,062,412
6.88%, 1/15/2029 (a) (b)	11,052,000	12,263,962
		384,792,491
Security Description	Principal Amount	Value
REAL ESTATE — 0.6%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	$ 10,267,000	$ 10,353,243
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	8,838,000	9,173,756
Howard Hughes Corp. 5.38%, 3/15/2025 (a) (b)	14,174,000	14,831,674
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	10,867,000	10,790,279
Newmark Group, Inc. 6.13%, 11/15/2023	7,731,000	8,509,125
Realogy Group LLC/Realogy Co-Issuer Corp.:
5.25%, 12/1/2021 (a)	965,000	976,512
9.38%, 4/1/2027 (a) (b)	7,436,000	7,756,045
WeWork Cos., Inc. 7.88%, 5/1/2025 (a) (b)	9,976,000	8,191,892
		70,582,526
REAL ESTATE INVESTMENT TRUSTS — 3.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	14,972,000	15,858,941
CBL & Associates L.P. 5.95%, 12/15/2026	8,452,640	5,112,326
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a)	11,043,000	11,194,952
5.25%, 5/1/2025 (a)	18,126,000	18,755,335
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a)	7,605,000	8,010,118
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	6,551,000	6,612,776
4.88%, 9/15/2027 (a)	14,424,000	14,877,491
4.88%, 9/15/2029 (a)	14,898,000	15,148,435
5.25%, 3/15/2028 (a)	12,203,000	12,733,464
iStar, Inc.:
4.25%, 8/1/2025	8,266,000	8,369,821
4.75%, 10/1/2024	10,797,000	11,246,479
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	7,338,000	7,639,078
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026 (b)	7,914,000	8,330,910
5.63%, 5/1/2024	15,183,000	16,594,867
5.75%, 2/1/2027 (a)	10,290,000	11,499,178

68

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	$ 13,028,000	$ 13,439,945
5.00%, 10/15/2027	20,897,000	22,207,451
5.25%, 8/1/2026	7,152,000	7,554,729
6.38%, 3/1/2024	7,126,000	7,410,185
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	10,049,000	10,398,504
SBA Communications Corp.:
4.00%, 10/1/2022	9,796,000	9,981,242
4.88%, 9/1/2024	16,974,000	17,657,204
Senior Housing Properties Trust 4.75%, 2/15/2028 (b)	6,703,000	6,799,121
Starwood Property Trust, Inc. 5.00%, 12/15/2021	7,113,500	7,408,070
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a)	7,216,000	6,143,702
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	10,821,800	10,413,169
8.25%, 10/15/2023	14,993,000	13,125,172
VICI Properties L.P./VICI Note Co., Inc.:
4.25%, 12/1/2026 (a)	16,862,000	17,399,898
4.63%, 12/1/2029 (a)	14,269,000	14,936,219
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	11,476,000	10,640,547
		347,499,329
RETAIL — 3.6%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a) (b)	9,959,000	10,036,680
4.25%, 5/15/2024 (a)	20,840,000	21,392,677
4.38%, 1/15/2028 (a)	11,518,000	11,605,076
5.00%, 10/15/2025 (a)	40,388,000	41,900,127
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	277,000	286,169
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	18,629,000	18,712,644
Carvana Co. 8.88%, 10/1/2023 (a) (b)	8,681,000	9,146,909
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	10,568,000	10,769,426
8.50%, 10/30/2025 (a)	9,185,000	9,749,602
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	19,207,000	19,871,754
8.75%, 10/1/2025 (a) (b)	9,659,000	10,343,340
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	9,805,000	9,679,398
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (b)	7,215,000	6,204,611
Security Description	Principal Amount	Value
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	$ 10,199,000	$ 10,785,850
5.00%, 6/1/2024 (a)	14,945,000	15,511,864
5.25%, 6/1/2026 (a)	14,877,000	15,711,749
L Brands, Inc.:
5.25%, 2/1/2028 (b)	7,661,000	7,295,417
7.50%, 6/15/2029 (b)	8,423,000	8,724,796
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	8,797,000	8,450,662
Murphy Oil USA, Inc. 4.75%, 9/15/2029	6,833,000	7,212,573
Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG 8.00%, 10/25/2024 (a)	5,064,000	1,614,251
Party City Holdings, Inc. 6.63%, 8/1/2026 (a) (b)	6,142,000	4,341,596
Penske Automotive Group, Inc. 5.50%, 5/15/2026	7,092,000	7,459,507
PetSmart, Inc.:
5.88%, 6/1/2025 (a) (b)	18,000,000	18,381,600
7.13%, 3/15/2023 (a)	27,222,000	26,689,538
8.88%, 6/1/2025 (a) (b)	9,427,000	9,338,009
Rite Aid Corp. 6.13%, 4/1/2023 (a)	25,477,000	23,426,611
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	8,699,000	9,103,591
Staples, Inc.:
7.50%, 4/15/2026 (a)	28,758,000	29,920,686
10.75%, 4/15/2027 (a) (b)	15,264,000	15,540,584
Yum! Brands, Inc. 4.75%, 1/15/2030 (a) (b)	11,943,000	12,554,721
		411,762,018
SEMICONDUCTORS — 0.5%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	8,344,000	9,174,812
Entegris, Inc. 4.63%, 2/10/2026 (a)	8,320,000	8,606,208
Qorvo, Inc.:
4.38%, 10/15/2029 (a)	8,830,000	9,250,749
5.50%, 7/15/2026	12,683,000	13,525,659
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	10,920,000	11,794,364
		52,351,792
SOFTWARE — 2.9%
Camelot Finance SA 4.50%, 11/1/2026 (a)	9,823,000	10,075,648
CDK Global, Inc.:
4.88%, 6/1/2027 (b)	8,269,000	8,748,189

69

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 5/15/2029 (a)	$ 7,280,000	$ 7,809,038
5.88%, 6/15/2026	7,504,000	8,024,628
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a) (b)	14,713,000	15,196,175
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a) (b)	10,627,000	12,268,659
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a) (b)	10,107,000	10,921,422
Infor US, Inc. 6.50%, 5/15/2022	24,711,000	25,125,403
Informatica LLC 7.13%, 7/15/2023 (a)	9,118,000	9,270,362
IQVIA, Inc.:
5.00%, 10/15/2026 (a)	15,366,000	16,203,293
5.00%, 5/15/2027 (a)	15,682,000	16,609,120
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	9,262,000	9,789,378
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022	3,396,000	3,443,816
MSCI, Inc.:
4.00%, 11/15/2029 (a) (b)	14,500,000	14,730,550
4.75%, 8/1/2026 (a)	8,995,000	9,439,893
5.38%, 5/15/2027 (a) (b)	4,878,000	5,274,142
5.75%, 8/15/2025 (a)	9,920,000	10,408,461
Nuance Communications, Inc. 5.63%, 12/15/2026 (b)	7,320,960	7,812,489
Open Text Corp.:
5.63%, 1/15/2023 (a)	11,525,000	11,716,776
5.88%, 6/1/2026 (a) (b)	11,521,930	12,319,708
PTC, Inc. 6.00%, 5/15/2024	7,323,000	7,642,356
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	17,653,000	17,265,340
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	28,656,000	30,448,146
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a) (b)	29,431,000	31,389,633
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a)	9,824,000	10,843,436
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	12,297,000	11,421,454
		334,197,515
TELECOMMUNICATIONS — 8.0%
Altice France SA:
5.50%, 1/15/2028 (a)	16,012,000	16,505,810
7.38%, 5/1/2026 (a)	75,280,000	80,929,764
Security Description	Principal Amount	Value
8.13%, 2/1/2027 (a) (b)	$ 25,382,000	$ 28,645,110
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	2,126,087	414,800
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a) (b)	15,599,000	16,696,702
7.50%, 10/15/2026 (a) (b)	10,217,000	11,084,934
CenturyLink, Inc.:
5.13%, 12/15/2026 (a)	17,705,000	18,050,070
5.63%, 4/1/2025 (b)	7,409,000	7,882,583
Series Y, 7.50%, 4/1/2024 (b)	14,600,000	16,511,724
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	9,012,000	9,445,567
CommScope Technologies LLC:
5.00%, 3/15/2027 (a)	10,838,000	10,076,956
6.00%, 6/15/2025 (a)	22,247,000	22,314,853
CommScope, Inc.:
5.50%, 3/1/2024 (a)	17,705,000	18,481,895
6.00%, 3/1/2026 (a)	21,389,000	22,759,179
8.25%, 3/1/2027 (a) (b)	14,190,000	14,935,543
Connect Finco Sarl/Connect US Finco LLC 6.75%, 10/1/2026 (a)	30,242,000	32,172,952
Frontier Communications Corp.:
8.00%, 4/1/2027 (a)	20,783,000	21,768,530
8.50%, 4/1/2026 (a)	25,375,000	25,708,681
10.50%, 9/15/2022	32,346,000	15,791,964
11.00%, 9/15/2025	51,246,640	24,934,565
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	14,213,000	15,064,359
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	10,000,000	11,265,400
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	8,380,000	6,319,442
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	11,342,000	12,450,000
6.63%, 8/1/2026 (b)	11,004,000	12,192,322
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a) (b)	18,590,000	13,015,045
Intelsat Jackson Holdings SA:
8.00%, 2/15/2024 (a)	18,654,000	19,151,875
8.50%, 10/15/2024 (a)	42,367,000	38,639,551
9.75%, 7/15/2025 (a)	27,356,000	25,318,252
Intelsat Luxembourg SA 7.75%, 6/1/2021	100,000	80,444
Level 3 Financing, Inc.:
4.63%, 9/15/2027 (a)	14,302,000	14,657,977
5.13%, 5/1/2023	9,387,000	9,482,466
5.25%, 3/15/2026	11,594,000	12,083,962
5.38%, 1/15/2024	13,785,000	13,998,530

70

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 5/1/2025	$ 11,052,000	$ 11,431,968
5.63%, 2/1/2023	6,902,000	6,926,157
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a)	7,527,000	7,755,444
Nokia Oyj:
3.38%, 6/12/2022	6,639,000	6,728,162
4.38%, 6/12/2027 (b)	8,045,000	8,399,704
Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	6,957,000	6,832,887
Sprint Corp.:
7.63%, 2/15/2025 (b)	21,722,000	23,893,114
7.63%, 3/1/2026	20,989,000	23,167,448
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	2,230,000	2,273,641
6.50%, 10/15/2027 (a)	8,516,000	8,864,049
T-Mobile USA, Inc.:
4.00%, 4/15/2022	4,062,000	4,180,692
4.50%, 2/1/2026 (b)	16,649,000	17,143,975
4.75%, 2/1/2028 (b)	24,378,000	25,567,890
5.13%, 4/15/2025	6,121,000	6,331,562
5.38%, 4/15/2027	5,694,000	6,075,498
6.00%, 4/15/2024	13,463,000	13,949,418
6.50%, 1/15/2026	29,951,000	32,160,785
VEON Holdings B.V.:
4.00%, 4/9/2025 (a)	10,782,000	11,249,292
Series REGS, 3.95%, 6/16/2021	4,000,000	4,061,160
Series REGS, 4.95%, 6/16/2024	3,500,000	3,759,875
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	10,786,000	11,114,865
5.63%, 4/15/2027 (a) (b)	8,241,000	8,812,843
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (b) (c)	28,401,000	33,368,051
West Corp. 8.50%, 10/15/2025 (a) (b)	17,038,000	13,717,464
Windstream Services LLC/Windstream Finance Corp. 8.63%, 10/31/2025 (a) (e)	134,000	128,324
		916,726,075
TOYS/GAMES/HOBBIES — 0.3%
Mattel, Inc.:
5.88%, 12/15/2027 (a) (b)	7,928,000	8,361,027
6.75%, 12/31/2025 (a) (b)	21,601,000	23,199,690
		31,560,717
TRANSPORTATION — 0.5%
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	11,333,000	11,237,803
XPO Logistics, Inc.:
Security Description	Principal Amount	Value
6.13%, 9/1/2023 (a) (b)	$ 7,538,000	$ 7,788,789
6.50%, 6/15/2022 (a)	16,399,000	16,709,597
6.75%, 8/15/2024 (a) (b)	15,508,000	16,846,651
		52,582,840
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	6,301,000	6,980,374
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a) (b)	10,537,000	10,996,202
		17,976,576
TOTAL CORPORATE BONDS & NOTES (Cost $11,412,582,582)		11,293,778,833
	Shares
COMMON STOCKS — 0.0%(f)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (f)
Avanti Communications Group PLC (g)	9,671,825	6,740
ENERGY EQUIPMENT & SERVICES — 0.0% (f)
Weatherford International PLC (b) (g)	50,980	1,424,869
HOUSEHOLD PRODUCTS — 0.0% (f)
Cenveo Enterprises, Inc. (g) (h)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (f)
Amplify Energy Corp.	136,015	899,059
PHARMACEUTICALS — 0.0% (f)
Advanz Pharma Corp. (b)	37,536	109,305
TRANSPORTATION INFRASTRUCTURE — 0.0% (f)
ATD New Holdings, Inc. (g) (h)	35,050	876,250
TOTAL COMMON STOCKS (Cost $15,616,644)		3,517,604
SHORT-TERM INVESTMENTS — 9.6%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (i) (j)	8,738,816	8,739,690

71

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (k) (l)	1,091,919,478	$ 1,091,919,478
TOTAL SHORT-TERM INVESTMENTS (Cost $1,100,659,168)		1,100,659,168
TOTAL INVESTMENTS — 108.2% (Cost $12,528,858,394)		12,397,955,605
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.2)%		(937,627,176)
NET ASSETS — 100.0%		$ 11,460,328,429
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 68.2% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Amount is less than 0.05% of net assets.
(g)	Non-income producing security.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $1,077,631, representing less than 0.05% of the Fund's net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2019.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$11,293,778,833	$ —	$11,293,778,833
Common Stocks	2,433,233	6,740	1,077,631	3,517,604
Short-Term Investments	1,100,659,168	—	—	1,100,659,168
TOTAL INVESTMENTS	$1,103,092,401	$11,293,785,573	$1,077,631	$12,397,955,605
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 911,283,990	$ 902,535,832	$(8,468)	$—	8,738,816	$ 8,739,690	$ 525,817
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,180,830	65,180,830	302,618,085	367,798,915	—	—	—	—	151,118
State Street Navigator Securities Lending Portfolio II	—	—	1,516,528,878	424,609,400	—	—	1,091,919,478	1,091,919,478	888,724
State Street Navigator Securities Lending Portfolio III	562,071,667	562,071,667	1,074,441,525	1,636,513,192	—	—	—	—	1,426,858
Total		$627,252,497	$3,804,872,478	$3,331,457,339	$(8,468)	$—		$1,100,659,168	$2,992,517
72	ARJNK

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 97.7%
ADVERTISING — 0.6%
Affinion Group, Inc. PIK 12.50%, 11/10/2022 (a)	$ 3,279,185	$ 1,963,314
Lamar Media Corp.:
5.00%, 5/1/2023 (b)	3,034,000	3,089,158
5.38%, 1/15/2024	3,155,000	3,225,199
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	8,326,000	7,544,188
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. PIK 16.21%, 12/31/2023 (a)	1,544,211	1,339,603
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.63%, 2/15/2024	3,277,000	3,359,318
		20,520,780
AEROSPACE & DEFENSE — 2.3%
Arconic, Inc.:
5.13%, 10/1/2024 (b)	2,945,000	3,203,512
5.40%, 4/15/2021 (b)	8,970,000	9,239,728
5.87%, 2/23/2022	6,361,000	6,781,335
6.15%, 8/15/2020	11,059,000	11,300,418
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	3,268,000	3,380,321
6.00%, 10/15/2022 (a)	8,291,000	8,283,455
6.13%, 1/15/2023 (a)	6,628,500	6,794,875
7.50%, 12/1/2024 (a)	5,609,000	5,903,473
8.75%, 12/1/2021 (a)	7,406,000	8,123,642
SSL Robotics LLC 9.75%, 12/31/2023 (a)	5,939,000	6,498,513
TransDigm, Inc. 6.50%, 7/15/2024	6,034,925	6,238,664
Triumph Group, Inc. 6.25%, 9/15/2024 (a)	1,430,000	1,504,560
		77,252,496
AGRICULTURE — 0.1%
Pyxus International, Inc. 9.88%, 7/15/2021	4,245,900	2,032,300
AIRLINES — 0.6%
Air Canada 7.75%, 4/15/2021 (a)	2,812,000	2,993,402
American Airlines Group, Inc.:
4.63%, 3/1/2020 (a)	2,633,000	2,643,927
5.00%, 6/1/2022 (a)	6,212,000	6,519,618
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (b)	2,898,900	3,001,376
4.88%, 1/15/2025	844,000	895,408
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (a)	2,230,000	2,305,642
8.13%, 11/15/2024 (a) (b)	2,550,000	2,525,341
Security Description	Principal Amount	Value
WestJet Airlines, Ltd. 3.50%, 6/16/2021 (a)	$ 864,000	$ 873,176
		21,757,890
APPAREL — 0.1%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a) (b)	4,018,000	4,236,459
AUTO MANUFACTURERS — 1.3%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a)	8,241,000	8,437,218
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (b)	3,200,000	3,041,888
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	6,907,000	7,099,705
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	12,595,000	12,673,215
5.25%, 4/15/2023 (b)	6,317,180	6,755,592
Jaguar Land Rover Automotive PLC:
3.50%, 3/15/2020 (a) (b)	1,393,000	1,391,872
5.63%, 2/1/2023 (a) (b)	4,531,000	4,565,753
		43,965,243
AUTO PARTS & EQUIPMENT — 0.7%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	4,494,000	4,563,342
Dana, Inc. 5.50%, 12/15/2024	4,141,000	4,265,437
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023 (b)	8,240,000	8,375,548
Meritor, Inc. 6.25%, 2/15/2024 (b)	4,491,000	4,599,772
Titan International, Inc. 6.50%, 11/30/2023 (b)	3,472,000	2,959,915
		24,764,014
BANKS — 1.5%
Barclays PLC 4.38%, 9/11/2024	5,314,000	5,577,734
CIT Group, Inc.:
4.13%, 3/9/2021	4,927,000	5,023,175
4.75%, 2/16/2024	3,013,000	3,221,952
5.00%, 8/15/2022 (b)	8,573,000	9,090,895
5.00%, 8/1/2023 (b)	6,788,000	7,298,593
Freedom Mortgage Corp. 8.13%, 11/15/2024 (a) (b)	3,447,000	3,393,020
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	15,178,000	15,888,027
		49,493,396
BEVERAGES — 0.1%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	2,806,000	2,736,495

73

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 1.2%
Associated Materials LLC/AMH New Finance, Inc. 9.00%, 1/1/2024 (a)	$ 3,748,000	$ 3,273,990
BMC East LLC 5.50%, 10/1/2024 (a)	2,257,000	2,345,903
Boise Cascade Co. 5.63%, 9/1/2024 (a)	2,339,000	2,434,572
Builders FirstSource, Inc. 5.63%, 9/1/2024 (a)	3,849,000	4,008,734
Griffon Corp. 5.25%, 3/1/2022	5,656,000	5,683,997
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,784,000	2,725,480
Standard Industries, Inc.:
5.38%, 11/15/2024 (a)	7,388,000	7,591,244
5.50%, 2/15/2023 (a)	4,726,000	4,802,892
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	4,219,000	4,294,562
US Concrete, Inc. 6.38%, 6/1/2024 (b)	4,178,000	4,363,169
		41,524,543
CHEMICALS — 2.4%
Ashland LLC 4.75%, 8/15/2022 (b)	7,022,000	7,367,482
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	2,507,000	2,598,405
Blue Cube Spinco LLC 9.75%, 10/15/2023	5,704,000	6,144,862
CF Industries, Inc. 3.45%, 6/1/2023 (b)	3,753,000	3,866,979
Chemours Co. 6.63%, 5/15/2023 (b)	6,524,000	6,572,473
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	2,788,000	2,592,840
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	6,249,000	6,542,328
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	4,852,000	5,303,236
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	1,115,000	1,145,261
Kissner Holdings L.P./Kissner Milling Co., Ltd./BSC Holding, Inc./Kissner USA 8.38%, 12/1/2022 (a)	1,303,000	1,361,922
OCI NV:
5.25%, 11/1/2024 (a)	3,936,000	4,100,446
6.63%, 4/15/2023 (a) (b)	3,763,000	3,935,195
PolyOne Corp. 5.25%, 3/15/2023	4,511,000	4,867,910
PQ Corp. 6.75%, 11/15/2022 (a)	5,432,000	5,625,434
Security Description	Principal Amount	Value
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a) (b)	$ 2,199,000	$ 1,655,099
TPC Group, Inc. 10.50%, 8/1/2024 (a)	6,847,000	6,892,807
Valvoline, Inc. 5.50%, 7/15/2024	4,930,000	5,127,200
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	4,816,000	5,017,646
		80,717,525
COAL — 0.1%
Peabody Energy Corp. 6.00%, 3/31/2022 (a) (b)	4,955,000	4,863,432
COMMERCIAL SERVICES — 3.3%
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	4,112,000	3,263,900
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	4,322,000	4,211,746
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	4,285,000	4,226,296
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/1/2023	1,166,000	1,186,405
6.38%, 4/1/2024 (a) (b)	1,747,000	1,814,050
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024 (a) (b)	2,056,000	2,139,432
Carriage Services, Inc. 6.63%, 6/1/2026 (a)	1,460,000	1,554,462
Hertz Corp.:
5.50%, 10/15/2024 (a)	2,994,000	3,076,814
6.25%, 10/15/2022	3,637,500	3,683,696
7.63%, 6/1/2022 (a)	4,276,000	4,445,543
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	7,360,000	7,607,517
LSC Communications, Inc. 8.75%, 10/15/2023 (a)	2,177,000	1,182,176
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a) (b)	3,081,000	2,816,250
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	10,769,000	10,466,606
Nielsen Co. Luxembourg SARL 5.50%, 10/1/2021 (a)	4,520,000	4,543,911
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020	8,749,000	8,778,659
5.00%, 4/15/2022 (a)	18,055,000	18,149,969
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a) (b)	5,886,000	6,241,044

74

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
9.25%, 5/15/2023 (a) (b)	$ 10,072,000	$ 10,556,161
Service Corp. International 5.38%, 5/15/2024 (b)	5,924,000	6,103,438
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	5,663,000	5,871,682
WEX, Inc. 4.75%, 2/1/2023 (a)	688,000	694,605
		112,614,362
COMPUTERS — 2.0%
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	9,731,000	9,884,166
7.13%, 6/15/2024 (a) (b)	10,156,000	10,732,556
Dell, Inc. 4.63%, 4/1/2021	1,348,000	1,384,504
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	1,754,000	1,695,767
EMC Corp.:
2.65%, 6/1/2020	16,517,000	16,518,652
3.38%, 6/1/2023 (b)	5,538,000	5,650,089
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	6,030,000	2,442,150
Harland Clarke Holdings Corp.:
8.38%, 8/15/2022 (a)	7,196,000	5,865,963
9.25%, 3/1/2021 (a) (b)	2,536,000	2,504,782
Leidos Holdings, Inc. 4.45%, 12/1/2020	185,360	187,942
NCR Corp.:
5.00%, 7/15/2022 (b)	5,259,000	5,313,325
6.38%, 12/15/2023 (b)	5,262,000	5,396,076
		67,575,972
COSMETICS/PERSONAL CARE — 1.0%
Avon International Capital PLC 6.50%, 8/15/2022 (a)	6,384,000	6,644,084
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	3,307,000	3,445,530
Avon Products, Inc. 7.00%, 3/15/2023 (b)	4,682,000	5,105,112
Edgewell Personal Care Co.:
4.70%, 5/19/2021	6,621,000	6,783,215
4.70%, 5/24/2022	5,108,000	5,301,695
Revlon Consumer Products Corp.:
5.75%, 2/15/2021 (b)	4,020,000	3,421,503
6.25%, 8/1/2024	3,218,000	1,571,671
		32,272,810
DISTRIBUTION & WHOLESALE — 0.4%
Anixter, Inc.:
5.13%, 10/1/2021	1,585,000	1,650,270
5.50%, 3/1/2023	2,339,000	2,467,154
Security Description	Principal Amount	Value
LKQ Corp. 4.75%, 5/15/2023	$ 3,572,000	$ 3,629,152
Performance Food Group, Inc. 5.50%, 6/1/2024 (a)	2,054,000	2,103,275
Wolverine Escrow LLC 8.50%, 11/15/2024 (a)	3,096,000	3,214,020
		13,063,871
DIVERSIFIED FINANCIAL SERVICES — 4.9%
Alliance Data Systems Corp. 4.75%, 12/15/2024 (a)	7,000,000	7,000,700
Ally Financial, Inc.:
3.88%, 5/21/2024	3,402,000	3,569,753
4.13%, 3/30/2020	5,380,500	5,404,766
7.50%, 9/15/2020	3,797,000	3,931,262
8.00%, 3/15/2020	7,954,000	8,040,699
Avation Capital SA 6.50%, 5/15/2021 (a) (b)	2,345,000	2,441,497
Credit Acceptance Corp. 5.13%, 12/31/2024 (a)	2,954,000	3,072,012
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	1,368,000	1,471,489
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	9,542,000	9,956,314
goeasy, Ltd. 5.38%, 12/1/2024 (a) (b)	4,687,000	4,779,943
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	2,341,000	2,405,026
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	120,000	122,418
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	8,073,000	8,564,888
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021 (b)	5,221,700	5,234,650
Navient Corp.:
5.00%, 10/26/2020	6,346,000	6,458,641
5.50%, 1/25/2023	7,667,000	8,168,575
5.88%, 3/25/2021	3,400,000	3,521,414
5.88%, 10/25/2024	5,292,000	5,664,345
6.50%, 6/15/2022	7,103,000	7,723,944
6.63%, 7/26/2021	4,187,000	4,427,920
7.25%, 9/25/2023 (b)	3,072,000	3,474,862
Series MTN, 6.13%, 3/25/2024 (b)	6,004,000	6,504,013
Series MTN, 7.25%, 1/25/2022	5,079,000	5,522,244
Series MTN, 8.00%, 3/25/2020	4,326,000	4,380,075
Springleaf Finance Corp.:
5.63%, 3/15/2023	6,945,000	7,474,834
6.13%, 5/15/2022	5,300,000	5,709,531
6.13%, 3/15/2024	8,221,000	9,016,464

75

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 10/1/2021	$ 6,272,000	$ 6,802,298
8.25%, 12/15/2020	7,788,000	8,194,845
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a) (b)	3,220,000	2,933,710
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	3,899,000	4,009,966
		165,983,098
ELECTRIC — 1.0%
AES Corp.:
4.00%, 3/15/2021	2,179,000	2,213,646
4.50%, 3/15/2023	3,438,000	3,523,950
4.88%, 5/15/2023	4,693,000	4,765,601
Calpine Corp. 5.50%, 2/1/2024 (b)	1,419,000	1,438,128
DPL, Inc. 7.25%, 10/15/2021 (b)	4,173,000	4,392,458
InterGen NV 7.00%, 6/30/2023 (a) (b)	2,254,000	2,192,060
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a) (b)	4,240,000	4,411,211
4.25%, 9/15/2024 (a) (b)	5,734,000	5,967,947
TransAlta Corp. 4.50%, 11/15/2022	145,000	150,190
Vistra Energy Corp. 5.88%, 6/1/2023	3,247,000	3,321,064
		32,376,255
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
EnerSys 4.38%, 12/15/2027 (a)	1,422,000	1,409,913
WESCO Distribution, Inc.:
5.38%, 12/15/2021 (b)	4,051,000	4,065,624
5.38%, 6/15/2024 (b)	2,327,000	2,411,493
		7,887,030
ELECTRONICS — 1.4%
ADT Security Corp.:
3.50%, 7/15/2022	10,086,100	10,273,298
4.13%, 6/15/2023	2,768,000	2,859,870
6.25%, 10/15/2021	9,045,000	9,611,941
APX Group, Inc.:
7.63%, 9/1/2023 (b)	5,313,000	5,030,986
7.88%, 12/1/2022 (b)	6,878,000	6,944,854
8.75%, 12/1/2020 (b)	3,274,000	3,276,128
Ingram Micro, Inc. 5.45%, 12/15/2024	2,200,000	2,312,200
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a) (b)	3,319,000	3,539,913
5.63%, 11/1/2024 (a)	2,859,000	3,184,497
		47,033,687
Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.2%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	$ 3,100,000	$ 3,192,287
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	2,594,875	2,674,538
		5,866,825
ENGINEERING & CONSTRUCTION — 0.1%
Abengoa Abenewco 2 SAU PIK 1.50%, 4/26/2024 (a) (c)	4,407,135	20,537
AECOM 5.88%, 10/15/2024 (b)	2,758,000	3,057,988
MasTec, Inc. 4.88%, 3/15/2023	1,155,000	1,168,421
		4,246,946
ENTERTAINMENT — 1.5%
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	3,886,000	3,991,000
Cinemark USA, Inc.:
4.88%, 6/1/2023	5,129,000	5,227,477
5.13%, 12/15/2022 (b)	438,000	443,602
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a)	2,804,000	2,966,211
Eldorado Resorts, Inc. 7.00%, 8/1/2023	2,651,000	2,762,952
Enterprise Development Authority 12.00%, 7/15/2024 (a) (b)	40,000	45,863
International Game Technology PLC 6.25%, 2/15/2022 (a)	9,519,000	10,055,300
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	3,266,000	3,461,960
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	5,225,000	5,252,065
6.38%, 2/1/2024 (a) (b)	3,613,000	3,769,371
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a) (b)	1,259,000	1,305,520
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	4,260,000	4,352,911
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a)	6,419,000	6,654,577
		50,288,809
ENVIRONMENTAL CONTROL — 0.5%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	165,000	172,151
Covanta Holding Corp. 5.88%, 3/1/2024	2,992,000	3,079,157
GFL Environmental, Inc.:

76

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.38%, 3/1/2023 (a)	$ 3,809,000	$ 3,914,128
5.63%, 5/1/2022 (a) (b)	1,189,000	1,210,533
Stericycle, Inc. 5.38%, 7/15/2024 (a)	2,607,000	2,745,510
Tervita Corp. 7.63%, 12/1/2021 (a)	5,888,000	5,940,521
		17,062,000
FOOD — 1.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC 6.63%, 6/15/2024	8,324,000	8,718,890
C&S Group Enterprises LLC 5.38%, 7/15/2022 (a)	2,942,000	2,972,508
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	5,374,000	2,702,208
Ingles Markets, Inc. 5.75%, 6/15/2023	2,988,000	3,046,834
JBS Investments GmbH:
6.25%, 2/5/2023 (a)	3,267,000	3,304,244
Series REGS, 6.25%, 2/5/2023	1,282,000	1,296,615
JBS USA LUX SA/JBS USA Finance, Inc. 5.88%, 7/15/2024 (a)	7,048,000	7,251,194
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a) (b)	1,676,000	1,778,404
TreeHouse Foods, Inc.:
4.88%, 3/15/2022	2,481,000	2,490,304
6.00%, 2/15/2024 (a)	2,938,000	3,044,620
US Foods, Inc. 5.88%, 6/15/2024 (a)	3,131,000	3,230,284
		39,836,105
FOOD SERVICE — 0.2%
Aramark Services, Inc. 5.13%, 1/15/2024	6,750,000	6,927,255
FOREST PRODUCTS & PAPER — 0.0% (d)
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	1,126,000	1,138,048
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp. 5.63%, 5/20/2024	5,035,000	5,440,066
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	4,095,000	4,009,947
Southern Star Central Corp. 5.13%, 7/15/2022 (a) (b)	1,132,000	1,143,150
		10,593,163
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	4,241,000	4,518,319
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.9%
Avantor, Inc. 6.00%, 10/1/2024 (a)	$ 10,993,000	$ 11,729,751
Immucor, Inc. 11.13%, 2/15/2022 (a)	2,913,000	2,904,465
Kinetic Concepts, Inc./KCI USA, Inc. 12.50%, 11/1/2021 (a)	6,364,000	6,585,785
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	9,135,000	9,092,796
		30,312,797
HEALTH CARE SERVICES — 6.8%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/2023	4,136,000	4,207,967
6.50%, 3/1/2024	857,000	888,906
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (b)	1,506,000	1,340,852
Centene Corp.:
4.75%, 5/15/2022 (b)	9,349,000	9,555,239
6.13%, 2/15/2024	8,155,000	8,456,735
CHS/Community Health Systems, Inc.:
5.13%, 8/1/2021 (b)	6,545,000	6,551,480
6.25%, 3/31/2023 (b)	20,897,000	21,202,305
6.88%, 2/1/2022	2,794,500	2,240,071
6.88%, 4/1/2028 (a)	12,957,000	7,530,738
8.00%, 12/15/2027 (a) (b)	5,655,000	5,714,830
8.13%, 6/30/2024 (a)	8,662,000	7,095,737
8.63%, 1/15/2024 (a) (b)	3,456,000	3,668,198
9.88%, 6/30/2023 (a) (b) (e) (f)	7,425,000	6,376,887
DaVita, Inc. 5.13%, 7/15/2024	11,762,000	12,063,695
Eagle Holding Co. II LLC 7.75%, 5/15/2022 (a)	7,543,000	7,653,882
Eagle Holding Co. II LLC PIK 7.63%, 5/15/2022 (a)	4,540,000	4,607,828
Encompass Health Corp. 5.75%, 11/1/2024 (b)	3,511,000	3,562,506
HCA Healthcare, Inc. 6.25%, 2/15/2021	7,589,000	7,921,550
HCA, Inc.:
5.88%, 5/1/2023	10,271,000	11,338,979
7.50%, 2/15/2022	12,323,000	13,620,982
Magellan Health, Inc. 4.90%, 9/22/2024	1,504,000	1,552,188
MEDNAX, Inc. 5.25%, 12/1/2023 (a)	5,105,000	5,234,769
Molina Healthcare, Inc. 5.38%, 11/15/2022	3,086,000	3,284,862

77

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	$ 8,100,000	$ 7,534,458
Quorum Health Corp. 11.63%, 4/15/2023 (b)	2,140,000	1,826,297
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	8,124,000	8,624,682
Tenet Healthcare Corp.:
4.63%, 7/15/2024	13,739,000	14,116,960
4.63%, 9/1/2024 (a) (b)	3,939,000	4,109,362
6.75%, 6/15/2023 (b)	11,731,000	12,898,469
8.13%, 4/1/2022	21,791,000	24,090,822
		228,872,236
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Stena AB 7.00%, 2/1/2024 (a) (b)	2,112,000	2,164,293
Stena International SA 5.75%, 3/1/2024 (a)	3,539,000	3,617,035
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	3,713,000	3,554,752
		9,336,080
HOME BUILDERS — 2.1%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 6.13%, 7/1/2022 (a)	4,830,000	4,906,604
Forestar Group, Inc. 8.00%, 4/15/2024 (a)	1,262,000	1,373,838
KB Home:
7.00%, 12/15/2021	6,439,000	6,924,114
7.50%, 9/15/2022	698,000	784,426
7.63%, 5/15/2023	3,075,000	3,461,497
Lennar Corp.:
2.95%, 11/29/2020	1,388,000	1,393,941
4.13%, 1/15/2022	4,802,000	4,929,397
4.50%, 4/30/2024	4,928,000	5,216,879
4.75%, 4/1/2021	3,609,000	3,698,828
4.75%, 11/15/2022	6,761,000	7,111,896
4.88%, 12/15/2023	3,823,000	4,095,580
5.88%, 11/15/2024	1,000	1,120
8.38%, 1/15/2021	3,903,000	4,136,868
PulteGroup, Inc. 4.25%, 3/1/2021 (b)	2,825,645	2,880,067
Shea Homes L.P./Shea Homes Funding Corp. 5.88%, 4/1/2023 (a)	2,544,000	2,592,336
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	3,441,000	3,720,685
5.88%, 4/15/2023 (a)	2,925,000	3,158,210
Toll Brothers Finance Corp.:
Security Description	Principal Amount	Value
4.38%, 4/15/2023	$ 1,785,660	$ 1,871,782
5.88%, 2/15/2022	2,641,000	2,800,675
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	4,138,000	4,506,034
William Lyon Homes, Inc. 6.00%, 9/1/2023	69,000	72,105
Williams Scotsman International, Inc. 6.88%, 8/15/2023 (a)	1,145,000	1,209,269
		70,846,151
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.63%, 10/15/2023 (b)	1,783,000	1,836,276
HOUSEHOLD PRODUCTS & WARES — 0.6%
ACCO Brands Corp. 5.25%, 12/15/2024 (a)	4,807,000	5,007,788
Central Garden & Pet Co. 6.13%, 11/15/2023 (b)	2,986,000	3,088,659
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	5,756,000	5,483,454
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	6,115,000	6,359,294
		19,939,195
HOUSEWARES — 0.4%
Newell Brands, Inc. 3.85%, 4/1/2023	7,309,000	7,595,805
Tupperware Brands Corp. 4.75%, 6/1/2021 (b)	4,894,000	4,920,036
		12,515,841
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a)	6,197,000	6,735,395
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	2,727,000	2,700,085
Genworth Holdings, Inc.:
7.20%, 2/15/2021 (b)	1,860,000	1,925,100
7.63%, 9/24/2021 (b)	7,014,000	7,396,614
7.70%, 6/15/2020 (b)	3,156,000	3,226,000
4.80%, 2/15/2024 (b)	3,206,000	3,135,724
4.90%, 8/15/2023 (b)	3,258,000	3,209,130
MGIC Investment Corp. 5.75%, 8/15/2023	3,201,000	3,551,446
Radian Group, Inc. 4.50%, 10/1/2024 (b)	1,516,000	1,606,687
		33,486,181
INTERNET — 1.4%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	3,995,000	4,178,371

78

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
EIG Investors Corp. 10.88%, 2/1/2024	$ 2,529,000	$ 2,529,961
Match Group, Inc. 6.38%, 6/1/2024	383,000	402,468
Netflix, Inc.:
5.38%, 2/1/2021 (b)	3,426,000	3,539,641
5.50%, 2/15/2022	3,211,000	3,408,701
5.75%, 3/1/2024 (b)	2,683,000	2,972,415
Symantec Corp.:
3.95%, 6/15/2022 (b)	1,023,000	1,041,854
4.20%, 9/15/2020 (b)	7,751,000	7,825,332
Uber Technologies, Inc. 7.50%, 11/1/2023 (a) (b)	2,817,000	2,948,300
VeriSign, Inc. 4.63%, 5/1/2023	7,276,000	7,391,543
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	9,841,000	10,094,012
		46,332,598
INVESTMENT COMPANY SECURITY — 0.9%
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	3,360,000	3,446,587
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
4.75%, 9/15/2024 (a)	7,632,000	7,860,807
5.88%, 2/1/2022	9,017,000	9,064,159
6.25%, 2/1/2022	6,612,000	6,751,315
6.75%, 2/1/2024 (b)	2,381,000	2,474,216
		29,597,084
IRON/STEEL — 0.5%
AK Steel Corp.:
7.50%, 7/15/2023	2,894,000	3,012,249
7.63%, 10/1/2021 (b)	2,137,000	2,153,818
Allegheny Technologies, Inc.:
5.88%, 12/1/2027	1,153,000	1,207,906
7.88%, 8/15/2023 (b)	2,927,000	3,281,138
Cleveland-Cliffs, Inc. 4.88%, 1/15/2024 (a)	3,143,000	3,216,641
Steel Dynamics, Inc.:
5.13%, 10/1/2021	4,293,000	4,293,515
5.25%, 4/15/2023	1,090,000	1,110,230
		18,275,497
LEISURE TIME — 0.5%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a)	2,948,000	1,329,194
Carlson Travel, Inc. 6.75%, 12/15/2023 (a) (b)	1,902,000	1,946,488
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a) (b)	2,952,000	3,011,424
NCL Corp., Ltd. 3.63%, 12/15/2024 (a)	3,512,000	3,563,486
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	5,065,000	5,203,578
Security Description	Principal Amount	Value
5.38%, 4/15/2023 (a) (b)	$ 1,393,000	$ 1,428,717
Vista Outdoor, Inc. 5.88%, 10/1/2023	2,042,000	1,954,071
		18,436,958
LODGING — 1.9%
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	7,026,000	7,232,494
10.75%, 9/1/2024 (a) (b)	972,000	1,018,831
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (b)	6,666,000	6,800,253
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a) (b)	5,016,000	5,228,628
MGM Resorts International:
6.00%, 3/15/2023	10,377,000	11,403,285
7.75%, 3/15/2022	8,501,000	9,498,847
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	6,397,000	6,533,576
Studio City Finance, Ltd. 7.25%, 2/11/2024 (a)	3,727,000	3,956,211
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	2,876,000	2,909,017
4.25%, 3/1/2022	2,912,000	2,987,333
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 4.25%, 5/30/2023 (a) (b)	2,686,000	2,815,922
Wynn Macau, Ltd. 4.88%, 10/1/2024 (a) (b)	2,223,000	2,273,018
		62,657,415
MACHINERY, CONSTRUCTION & MINING — 0.3%
Vertiv Group Corp. 9.25%, 10/15/2024 (a) (b)	5,312,000	5,712,047
Vertiv Intermediate Holding Corp. PIK 12.00%, 2/15/2022 (a)	5,049,000	5,241,316
		10,953,363
MACHINERY-DIVERSIFIED — 0.2%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a) (b)	2,264,000	2,256,778
Cloud Crane LLC 10.13%, 8/1/2024 (a) (b)	5,023,000	5,280,680
Welbilt, Inc. 9.50%, 2/15/2024	454,000	480,654
		8,018,112
MEDIA — 8.5%
Altice Financing SA 6.63%, 2/15/2023 (a)	15,343,000	15,620,401
Altice Finco SA 8.13%, 1/15/2024 (a)	2,548,000	2,625,892
AMC Networks, Inc.:

79

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 12/15/2022 (b)	$ 4,218,000	$ 4,261,108
5.00%, 4/1/2024 (b)	7,873,000	8,041,246
Cablevision Systems Corp. 5.88%, 9/15/2022	4,646,000	5,007,831
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	2,515,000	2,555,165
5.13%, 2/15/2023	8,596,000	8,715,570
5.13%, 5/1/2023 (a)	8,796,000	9,001,738
5.25%, 9/30/2022	8,325,000	8,434,724
5.75%, 9/1/2023 (b)	3,427,000	3,488,960
5.75%, 1/15/2024	618,000	630,360
5.88%, 4/1/2024 (a)	15,494,000	16,101,520
Cengage Learning, Inc. 9.50%, 6/15/2024 (a) (b)	4,688,000	4,076,872
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	12,315,000	13,656,473
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	9,543,000	10,285,064
5.38%, 7/15/2023 (a)	8,258,000	8,481,131
6.75%, 11/15/2021	5,727,000	6,165,745
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	8,691,000	8,906,363
5.13%, 5/1/2020	7,955,000	8,019,038
5.88%, 7/15/2022	9,342,000	9,923,820
5.88%, 11/15/2024 (b)	15,961,000	16,336,243
6.75%, 6/1/2021	16,859,000	17,741,231
Entercom Media Corp. 7.25%, 11/1/2024 (a)	4,153,000	4,378,633
Gray Television, Inc. 5.13%, 10/15/2024 (a) (b)	5,465,000	5,664,636
Lee Enterprises, Inc. 9.50%, 3/15/2022 (a) (b)	3,082,000	2,874,396
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a) (b)	2,618,000	2,276,220
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a) (b)	5,875,000	6,128,683
Quebecor Media, Inc. 5.75%, 1/15/2023	4,769,000	5,197,256
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a) (b)	6,294,000	6,483,890
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	5,001,000	5,105,821
4.63%, 5/15/2023 (a)	4,675,000	4,751,717
4.63%, 7/15/2024 (a) (b)	13,579,000	14,227,126
TEGNA, Inc.:
4.88%, 9/15/2021 (a)	2,862,000	2,869,785
5.13%, 7/15/2020	1,360,000	1,363,699
6.38%, 10/15/2023 (b)	5,283,000	5,449,309
Univision Communications, Inc.:
5.13%, 5/15/2023 (a) (b)	12,699,000	12,690,746
6.75%, 9/15/2022 (a)	2,835,000	2,872,677
Security Description	Principal Amount	Value
UPCB Finance IV, Ltd. 5.38%, 1/15/2025 (a)	$ 896,000	$ 921,482
Urban One, Inc. 7.38%, 4/15/2022 (a)	3,896,000	3,853,767
Videotron, Ltd.:
5.00%, 7/15/2022	3,477,000	3,672,964
5.38%, 6/15/2024 (a)	3,694,000	4,062,070
Virgin Media Finance PLC 6.00%, 10/15/2024 (a) (b)	5,100,000	5,255,856
Ziggo Bond Co. B.V. 5.88%, 1/15/2025 (a)	250,000	257,583
		288,434,811
METAL FABRICATE & HARDWARE — 0.2%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	5,405,000	5,502,182
Zekelman Industries, Inc. 9.88%, 6/15/2023 (a)	1,614,000	1,698,896
		7,201,078
MINING — 2.6%
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a)	4,353,000	4,573,784
Aleris International, Inc. 10.75%, 7/15/2023 (a)	3,529,000	3,689,817
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a)	1,836,000	1,884,764
Constellium SE 5.75%, 5/15/2024 (a) (b)	4,341,000	4,470,622
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	1,454,000	901,538
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	2,167,000	2,222,952
4.75%, 5/15/2022 (a)	4,887,000	5,058,680
5.13%, 3/15/2023 (a) (b)	3,712,000	3,919,872
5.13%, 5/15/2024 (a) (b)	2,044,000	2,181,071
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022 (b)	13,812,000	14,002,882
3.88%, 3/15/2023	17,506,000	17,850,518
4.55%, 11/14/2024	148,000	156,717
Hecla Mining Co. 6.88%, 5/1/2021 (b)	1,910,000	1,905,626
Hudbay Minerals, Inc. 7.25%, 1/15/2023 (a)	3,786,000	3,925,401
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	5,728,000	6,042,295
New Gold, Inc. 6.25%, 11/15/2022 (a) (b)	3,035,000	3,030,448
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	3,945,000	2,980,014

80

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Novelis Corp. 6.25%, 8/15/2024 (a)	$ 7,176,000	$ 7,518,223
		86,315,224
MISCELLANEOUS MANUFACTURER — 0.4%
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	4,448,000	4,272,437
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	4,604,000	4,744,975
Trinity Industries, Inc. 4.55%, 10/1/2024	2,775,000	2,855,808
		11,873,220
OFFICE & BUSINESS EQUIPMENT — 1.1%
CDW LLC/CDW Finance Corp. 5.50%, 12/1/2024	1,708,000	1,897,059
Pitney Bowes, Inc.:
4.13%, 10/1/2021	5,023,000	5,105,227
4.63%, 5/15/2022	1,901,000	1,913,623
4.63%, 3/15/2024 (b)	3,588,000	3,348,357
5.20%, 4/1/2023	5,246,000	5,160,700
Xerox Corp.:
2.75%, 9/1/2020	3,315,000	3,315,928
3.50%, 8/20/2020 (b)	2,620,000	2,632,917
4.13%, 3/15/2023	7,949,000	8,248,041
4.50%, 5/15/2021	6,817,000	6,991,106
		38,612,958
OIL & GAS — 7.1%
Aker BP ASA 6.00%, 7/1/2022 (a)	2,236,000	2,305,115
Antero Resources Corp.:
5.13%, 12/1/2022 (b)	8,105,000	7,253,408
5.38%, 11/1/2021	8,112,000	7,730,979
5.63%, 6/1/2023 (b)	5,092,000	4,096,616
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	7,684,000	7,636,667
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	2,626,000	2,238,507
Baytex Energy Corp.:
5.13%, 6/1/2021 (a) (b)	476,000	471,240
5.63%, 6/1/2024 (a) (b)	2,846,000	2,596,520
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	3,760,000	2,447,986
California Resources Corp. 8.00%, 12/15/2022 (a)	10,063,000	4,498,865
Callon Petroleum Co. 6.13%, 10/1/2024	2,748,000	2,802,026
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 7.63%, 1/15/2022 (b)	1,784,000	1,773,903
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023 (b)	3,007,000	3,052,767
Security Description	Principal Amount	Value
Chesapeake Energy Corp.:
7.00%, 10/1/2024	$ 4,616,000	$ 2,789,310
11.50%, 1/1/2025 (a)	2,282,000	2,163,610
CNX Resources Corp. 5.88%, 4/15/2022 (b)	4,466,500	4,466,857
Continental Resources, Inc. 5.00%, 9/15/2022	1,655,000	1,667,710
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022	4,480,000	4,552,486
Denbury Resources, Inc.:
7.75%, 2/15/2024 (a)	3,502,000	3,045,794
9.00%, 5/15/2021 (a)	4,495,000	4,392,874
9.25%, 3/31/2022 (a)	3,516,000	3,305,040
Energen Corp. 4.63%, 9/1/2021	1,717,000	1,762,449
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	4,824,000	4,546,861
Extraction Oil & Gas, Inc. 7.38%, 5/15/2024 (a)	3,016,000	1,875,741
Gulfport Energy Corp. 6.00%, 10/15/2024	1,553,000	1,104,369
HighPoint Operating Corp. 7.00%, 10/15/2022 (b)	1,069,000	1,016,940
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a) (b)	1,731,000	1,676,231
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	1,947,000	2,025,951
Laredo Petroleum, Inc.:
5.63%, 1/15/2022	1,944,000	1,886,555
6.25%, 3/15/2023 (b)	3,079,000	2,893,398
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	6,575,000	6,597,749
7.00%, 3/31/2024 (a) (b)	6,778,000	6,841,307
Montage Resources Corp. 8.88%, 7/15/2023	2,281,000	2,106,412
Murphy Oil Corp. 6.88%, 8/15/2024	5,269,000	5,559,111
Nabors Industries, Inc.:
4.63%, 9/15/2021	5,788,000	5,755,877
5.50%, 1/15/2023 (b)	3,281,980	3,164,649
Noble Holding International, Ltd. 7.75%, 1/15/2024	3,690,000	1,988,984
Oasis Petroleum, Inc.:
6.88%, 3/15/2022 (b)	6,146,000	5,969,856
6.88%, 1/15/2023 (b)	2,803,000	2,749,126
Pacific Drilling SA 8.38%, 10/1/2023 (a) (b)	4,122,000	3,771,383
Parsley Energy LLC/Parsley Finance Corp. 6.25%, 6/1/2024 (a) (b)	3,706,000	3,861,059
PBF Holding Co. LLC/PBF Finance Corp. 7.00%, 11/15/2023 (b)	2,319,000	2,402,298
PDC Energy, Inc. 6.13%, 9/15/2024	1,075,000	1,097,521

81

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Precision Drilling Corp. 7.75%, 12/15/2023	$ 1,894,000	$ 1,887,371
Puma International Financing SA:
5.13%, 10/6/2024 (a)	2,250,000	2,188,867
Series REGS, 5.00%, 1/24/2026	2,500,000	2,339,957
Series REGS, 5.13%, 10/6/2024	843,000	820,323
QEP Resources, Inc.:
5.25%, 5/1/2023 (b)	5,854,000	5,820,632
5.38%, 10/1/2022 (b)	1,920,000	1,935,994
6.88%, 3/1/2021	3,081,000	3,172,013
Range Resources Corp.:
5.00%, 8/15/2022 (b)	4,024,000	3,942,715
5.00%, 3/15/2023 (b)	5,361,000	4,939,947
5.75%, 6/1/2021	2,057,000	2,066,730
Rowan Cos., Inc.:
4.75%, 1/15/2024	662,000	415,584
4.88%, 6/1/2022 (b)	6,175,000	4,643,476
Seven Generations Energy, Ltd.:
6.75%, 5/1/2023 (a)	4,502,000	4,614,550
6.88%, 6/30/2023 (a) (b)	4,974,000	5,114,764
SM Energy Co.:
5.00%, 1/15/2024 (b)	3,711,000	3,556,882
6.13%, 11/15/2022 (b)	3,258,000	3,290,385
Southwestern Energy Co. 6.20%, 1/23/2025	85,000	78,079
Sunoco L.P./Sunoco Finance Corp.:
4.88%, 1/15/2023 (a)	500	512
Series WI, 4.88%, 1/15/2023	4,822,000	4,938,837
Teine Energy, Ltd. 6.88%, 9/30/2022 (a)	2,751,000	2,754,109
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	5,148,650	5,259,964
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	5,322,000	5,411,995
Transocean, Inc. 9.00%, 7/15/2023 (a)	3,387,000	3,578,806
Unit Corp. 6.63%, 5/15/2021	3,317,000	1,803,751
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	2,869,000	1,405,810
9.75%, 4/15/2023 (a)	1,558,000	779,000
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	4,012,000	3,844,178
Whiting Petroleum Corp.:
5.75%, 3/15/2021	6,603,000	6,257,069
6.25%, 4/1/2023 (b)	3,016,770	2,539,185
WPX Energy, Inc.:
5.25%, 9/15/2024 (b)	1,751,000	1,861,418
8.25%, 8/1/2023	3,399,920	3,913,444
		241,118,454
Security Description	Principal Amount	Value
OIL & GAS SERVICES — 1.3%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 10/1/2022	$ 3,402,000	$ 3,429,148
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	1,611,000	1,435,449
FTS International, Inc. 6.25%, 5/1/2022	2,177,000	1,427,307
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a)	3,717,000	2,532,095
9.63%, 4/1/2023 (a)	2,123,000	1,444,574
9.88%, 4/1/2022 (a)	2,873,000	1,955,249
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a) (b)	2,685,000	2,188,221
Oceaneering International, Inc. 4.65%, 11/15/2024	717,000	703,083
SESI LLC 7.13%, 12/15/2021	8,264,000	7,071,835
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	3,932,940	4,167,186
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	2,083,200	2,151,904
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	14,500,000	15,735,545
		44,241,596
PACKAGING & CONTAINERS — 3.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.25%, 9/15/2022 (a)	8,406,000	8,502,333
Ball Corp.:
4.00%, 11/15/2023	4,757,000	5,019,681
4.38%, 12/15/2020	6,624,000	6,763,568
5.00%, 3/15/2022 (b)	4,442,000	4,694,750
Berry Global, Inc.:
5.13%, 7/15/2023 (b)	3,222,000	3,307,061
5.50%, 5/15/2022	2,967,000	3,006,253
6.00%, 10/15/2022 (b)	2,118,000	2,159,280
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023 (b)	6,423,000	6,780,376
Graphic Packaging International LLC 4.75%, 4/15/2021	152,000	155,539
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	8,508,000	8,774,896
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a) (b)	413,000	427,740
5.88%, 8/15/2023 (a) (b)	5,191,000	5,551,203
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:

82

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 7/15/2023 (a)	$ 11,843,000	$ 12,134,930
5.75%, 10/15/2020	23,475,666	23,512,288
7.00%, 7/15/2024 (a)	6,191,000	6,405,456
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	3,580,000	3,791,148
5.13%, 12/1/2024 (a)	4,689,000	5,073,451
5.25%, 4/1/2023 (a)	971,000	1,035,173
Silgan Holdings, Inc. 4.13%, 2/1/2028 (a)	1,492,000	1,495,805
		108,590,931
PHARMACEUTICALS — 1.7%
Bausch Health Cos., Inc.:
5.50%, 3/1/2023 (a)	1,915,000	1,926,011
5.88%, 5/15/2023 (a)	11,137,000	11,282,783
6.50%, 3/15/2022 (a)	10,538,000	10,788,488
7.00%, 3/15/2024 (a)	12,554,000	13,096,835
Elanco Animal Health, Inc.:
Series WI, 3.91%, 8/27/2021	2,473,000	2,530,572
Series WI, 4.27%, 8/28/2023	4,890,000	5,164,671
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a) (b)	9,664,000	7,021,186
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	10,085
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	4,124,000	3,140,385
5.75%, 8/1/2022 (a)	3,363,000	1,377,317
10.00%, 4/15/2025 (a)	2,605,000	2,040,939
		58,379,272
PIPELINES — 3.3%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	2,605,000	2,448,752
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	2,440,000	2,266,638
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	7,008,000	6,880,875
Buckeye Partners L.P.:
4.15%, 7/1/2023 (b)	5,048,000	5,058,904
4.88%, 2/1/2021	5,986,000	6,092,192
Cheniere Corpus Christi Holdings LLC 7.00%, 6/30/2024	3,140,000	3,625,727
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023	5,413,000	5,520,069
DCP Midstream Operating L.P.:
Security Description	Principal Amount	Value
3.88%, 3/15/2023 (b)	$ 2,760,000	$ 2,833,250
4.75%, 9/30/2021 (a) (b)	5,669,000	5,830,226
4.95%, 4/1/2022 (b)	1,913,000	1,989,597
5.35%, 3/15/2020 (a)	5,460,000	5,489,047
EnLink Midstream Partners L.P. 4.40%, 4/1/2024	6,615,000	6,416,881
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	1,109,000	1,074,255
6.00%, 5/15/2023	2,873,000	2,844,011
6.75%, 8/1/2022	6,695,000	6,777,415
Holly Energy Partners L.P./Holly Energy Finance Corp. 6.00%, 8/1/2024 (a)	6,026,000	6,283,672
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021 (b)	2,455,000	2,228,526
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	4,881,000	4,904,722
NuStar Logistics L.P. 4.80%, 9/1/2020	5,244,000	5,313,431
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	6,722,000	6,935,356
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	3,032,000	3,028,149
5.50%, 9/15/2024 (a)	7,428,000	7,453,701
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023 (b)	4,416,340	4,463,374
5.25%, 5/1/2023	4,713,000	4,761,450
6.75%, 3/15/2024	2,474,000	2,566,775
		113,086,995
REAL ESTATE — 0.5%
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	7,023,000	7,215,571
Newmark Group, Inc. 6.13%, 11/15/2023	2,863,000	3,151,161
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	2,399,000	2,376,905
5.25%, 12/1/2021 (a) (b)	5,278,000	5,340,966
		18,084,603
REAL ESTATE INVESTMENT TRUSTS — 2.6%
CBL & Associates L.P. 5.25%, 12/1/2023 (b)	1,836,000	1,287,440
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a)	3,466,000	3,650,634

83

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a) (b)	$ 2,277,000	$ 2,298,472
5.75%, 8/15/2024	6,437,000	6,507,099
6.00%, 8/15/2023	4,279,000	4,374,293
iStar, Inc.:
4.25%, 8/1/2025	2,568,000	2,600,254
4.75%, 10/1/2024 (b)	6,335,000	6,598,726
5.25%, 9/15/2022	5,504,000	5,642,205
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	100,000	104,103
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024	5,157,000	5,636,549
MPT Operating Partnership L.P./MPT Finance Corp. 6.38%, 3/1/2024	2,630,000	2,734,884
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023	2,341,000	2,388,241
SBA Communications Corp.:
4.00%, 10/1/2022	6,125,680	6,241,517
4.88%, 7/15/2022	5,186,500	5,258,437
4.88%, 9/1/2024	6,246,000	6,497,402
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	3,146,000	3,173,244
5.00%, 12/15/2021	3,580,500	3,728,769
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.13%, 12/15/2024 (a)	1,300,000	1,106,820
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	4,883,000	4,698,618
8.25%, 10/15/2023	7,108,000	6,222,485
VICI Properties 1 LLC/VICI FC, Inc. 8.00%, 10/15/2023	3,164,042	3,427,797
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	4,573,000	4,240,086
		88,418,075
RETAIL — 3.9%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (a) (b)	9,833,000	10,093,771
Asbury Automotive Group, Inc. 6.00%, 12/15/2024	1,863,000	1,924,665
Brinker International, Inc.:
3.88%, 5/15/2023	2,567,000	2,607,918
5.00%, 10/1/2024 (a)	3,949,000	4,173,975
Carvana Co. 8.88%, 10/1/2023 (a)	2,559,000	2,696,342
Security Description	Principal Amount	Value
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a)	$ 1,624,000	$ 1,652,095
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	2,242,000	1,931,057
6.75%, 1/15/2022	4,714,000	4,002,375
6.75%, 6/15/2023 (b)	3,519,000	2,960,253
GameStop Corp. 6.75%, 3/15/2021 (a) (b)	2,872,000	2,839,920
Gap, Inc. 5.95%, 4/12/2021	8,525,000	8,835,907
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	11,125,000	11,510,036
Group 1 Automotive, Inc. 5.00%, 6/1/2022 (b)	6,298,000	6,389,384
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	4,878,000	4,815,513
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a)	4,353,000	3,743,406
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	8,088,000	8,394,778
KGA Escrow LLC 7.50%, 8/15/2023 (a) (b)	2,933,000	3,105,020
L Brands, Inc.:
5.63%, 2/15/2022	6,397,000	6,750,050
5.63%, 10/15/2023 (b)	3,609,000	3,886,063
6.63%, 4/1/2021 (b)	3,003,000	3,161,378
Party City Holdings, Inc. 6.13%, 8/15/2023 (a)	2,824,000	2,475,603
Penske Automotive Group, Inc. 5.75%, 10/1/2022 (b)	1,437,000	1,459,187
PetSmart, Inc. 7.13%, 3/15/2023 (a)	12,718,000	12,469,236
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	3,395,000	3,483,983
Rite Aid Corp. 6.13%, 4/1/2023 (a)	11,832,000	10,879,761
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	2,133,000	2,192,276
Yum! Brands, Inc. 3.88%, 11/1/2020	2,152,000	2,166,741
		130,600,693
SOFTWARE — 2.3%
CDK Global, Inc. 5.00%, 10/15/2024	136,000	147,701
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	590,000	637,542

84

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Infor US, Inc. 6.50%, 5/15/2022	$ 11,708,000	$ 11,904,343
Informatica LLC 7.13%, 7/15/2023 (a)	5,412,000	5,502,435
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022	1,755,000	1,779,710
MSCI, Inc. 5.25%, 11/15/2024 (a)	3,363,000	3,461,973
Open Text Corp. 5.63%, 1/15/2023 (a)	7,041,000	7,158,162
PTC, Inc. 6.00%, 5/15/2024	2,849,000	2,973,245
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	8,543,000	8,355,396
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	2,536,000	1,478,767
RP Crown Parent LLC 7.38%, 10/15/2024 (a)	376,000	391,454
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	14,184,000	15,071,067
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	540,000	554,321
TIBCO Software, Inc. 11.38%, 12/1/2021 (a) (b)	7,965,000	8,253,970
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a)	5,976,000	5,961,658
10.50%, 2/1/2024 (a) (b)	4,034,000	3,746,779
		77,378,523
STORAGE & WAREHOUSING — 0.0% (d)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a) (b)	495,000	500,990
TELECOMMUNICATIONS — 10.6%
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,686,663	329,068
CenturyLink, Inc.:
Series S, 6.45%, 6/15/2021	11,576,000	12,144,266
Series T, 5.80%, 3/15/2022	10,552,000	11,113,788
Series V, 5.63%, 4/1/2020 (b)	10,416,000	10,490,162
Series W, 6.75%, 12/1/2023	4,986,000	5,566,021
Series Y, 7.50%, 4/1/2024 (b)	7,071,000	7,996,877
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a) (b)	3,728,000	3,907,354
8.00%, 10/15/2025 (a)	1,129,000	1,196,379
CommScope, Inc.:
5.00%, 6/15/2021 (a)	330,000	329,766
5.50%, 3/1/2024 (a)	10,109,000	10,552,583
5.50%, 6/15/2024 (a) (b)	3,467,000	3,508,569
Security Description	Principal Amount	Value
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	$ 4,238,000	$ 3,871,116
DKT Finance ApS 9.38%, 6/17/2023 (a)	3,912,000	4,160,568
Frontier Communications Corp.:
7.13%, 1/15/2023	2,686,000	1,313,159
8.75%, 4/15/2022	372,000	176,793
10.50%, 9/15/2022	20,365,000	9,942,600
11.00%, 9/15/2025	5,201,000	2,530,599
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	6,485,000	6,873,451
GTH Finance B.V.:
Series REGS, 7.25%, 4/26/2023	2,132,000	2,401,783
Series REGS, 7.25%, 4/26/2023	2,718,000	3,061,936
HC2 Holdings, Inc. 11.50%, 12/1/2021 (a)	1,711,000	1,603,395
Hughes Satellite Systems Corp. 7.63%, 6/15/2021	5,993,850	6,412,281
Inmarsat Finance PLC 4.88%, 5/15/2022 (a)	8,011,000	8,122,353
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a) (b)	6,323,000	4,426,796
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	18,479,000	15,860,526
8.00%, 2/15/2024 (a) (b)	9,250,000	9,496,882
8.50%, 10/15/2024 (a)	23,060,000	21,031,181
9.50%, 9/30/2022 (a) (b)	4,060,000	4,600,021
Intelsat Luxembourg SA 8.13%, 6/1/2023	4,404,000	2,602,015
Iridium Communications, Inc. 10.25%, 4/15/2023 (a)	2,705,000	2,900,409
Level 3 Financing, Inc.:
5.13%, 5/1/2023	5,607,000	5,664,023
5.38%, 8/15/2022	6,445,000	6,464,077
5.38%, 1/15/2024	6,103,000	6,197,535
5.63%, 2/1/2023	5,135,000	5,152,973
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a)	4,219,000	4,347,047
Nokia Oyj 3.38%, 6/12/2022 (b)	2,675,000	2,710,925
Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	4,272,000	4,195,788
Qwest Corp. 6.75%, 12/1/2021 (b)	5,646,000	6,076,056
Sprint Communications, Inc.:
6.00%, 11/15/2022 (b)	11,889,000	12,488,324
7.00%, 3/1/2020 (a)	4,231,000	4,261,209
7.00%, 8/15/2020 (b)	7,487,000	7,671,105
11.50%, 11/15/2021	3,182,000	3,638,490
Sprint Corp.:
7.13%, 6/15/2024	8,813,000	9,496,977
7.25%, 9/15/2021	9,679,000	10,260,224

85

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
7.88%, 9/15/2023 (b)	$ 17,591,000	$ 19,413,076
Telecom Italia SpA 5.30%, 5/30/2024 (a)	10,695,000	11,537,659
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022	8,297,000	8,623,155
T-Mobile USA, Inc.:
4.00%, 4/15/2022	128,000	131,740
6.00%, 3/1/2023	9,711,000	9,877,252
6.00%, 4/15/2024	8,727,000	9,042,307
6.38%, 3/1/2025	4,956,000	5,139,620
6.50%, 1/15/2024	7,342,000	7,572,172
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a) (b)	3,830,000	3,598,821
VEON Holdings B.V.:
Series REGS, 3.95%, 6/16/2021	4,100,000	4,162,689
Series REGS, 4.95%, 6/16/2024	5,650,000	6,069,513
Series REGS, 5.95%, 2/13/2023	2,350,000	2,559,150
Series REGS, 7.50%, 3/1/2022	1,750,000	1,927,870
Xplornet Communications, Inc. PIK 9.63%, 6/1/2022 (a)	1,553,676	1,550,662
		358,353,136
TRANSPORTATION — 1.1%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021	2,248,000	663,205
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (b)	1,003,000	981,405
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	5,417,000	4,328,616
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	5,175,000	3,010,660
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	5,218,000	5,174,169
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	3,421,000	3,490,002
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a) (b)	2,565,000	2,650,337
6.50%, 6/15/2022 (a) (b)	7,823,000	7,971,168
6.75%, 8/15/2024 (a) (b)	8,540,000	9,277,173
		37,546,735
Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	$ 264,000	$ 278,700
6.75%, 3/15/2022 (a)	3,014,000	3,145,350
		3,424,050
TOTAL CORPORATE BONDS & NOTES (Cost $3,352,266,413)		3,306,726,256
	Shares
COMMON STOCKS — 0.1%
CONSTRUCTION & ENGINEERING — 0.0% (d)
Abengoa SA Class A (g)	1,017,249	22,266
Abengoa SA Class B (g)	10,518,618	70,843
		93,109
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (d)
Avanti Communications Group PLC (g)	8,448,041	5,887
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (d)
Mood Media Corp. (g)	822,357	164
HOUSEHOLD PRODUCTS — 0.0% (d)
Cenveo Enterprises, Inc. (g) (h)	9,870	98,700
MEDIA — 0.0% (d)
Clear Channel Outdoor Holding, Inc. (g)	70,012	200,235
iHeartMedia, Inc. Class A (b) (g)	3,497	59,099
		259,334
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Amplify Energy Corp.	46,662	308,436
TRANSPORTATION INFRASTRUCTURE — 0.1%
ATD New Holdings, Inc. (g) (h)	41,112	1,027,800
Erickson, Inc. (g) (h)	3,081	15,405
Erickson, Inc. (h)	4,342	21,710
		1,064,915
TOTAL COMMON STOCKS (Cost $16,810,171)		1,830,545

86

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (d)
MEDIA — 0.0% (d)
iHeartCommunications, Inc. Senior Secured Exit Term Loan, 1 Month USD LIBOR + 4.00%, 5.69%, 5/1/2026 (f) (Cost $741,609)	$ 736,650	$ 743,862
	SHARES	VALUE
WARRANTS — 0.0% (d)
ADVERTISING SERVICES — 0.0% (d)
Affinion Group, Inc. (expiring 11/20/22) (b) (g) (h)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (d)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (g) (h)	4,407,135	—
MEDIA — 0.0% (d)
iHeartMedia, Inc. (expiring 05/01/39) (c) (g)	26,277	404,009
TOTAL WARRANTS (Cost $421,746)		404,009
SHORT-TERM INVESTMENTS — 11.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (i) (j)	39,961,413	39,965,409
State Street Navigator Securities Lending Portfolio II (k) (l)	333,405,501	333,405,501
TOTAL SHORT-TERM INVESTMENTS (Cost $373,370,910)		373,370,910
TOTAL INVESTMENTS — 108.8% (Cost $3,743,610,849)		3,683,075,582
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(299,310,956)
NET ASSETS — 100.0%		$ 3,383,764,626

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 45.6% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2019, total aggregate fair value of securities is $424,546, representing less than 0.05% of net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(f)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(g)	Non-income producing security.
(h)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2019, total aggregate fair value of the security is $1,163,615, representing less than 0.05% of the Fund's net assets.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at December 31, 2019.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$3,306,726,256	$ —	$3,306,726,256
Common Stocks	660,879	6,051	1,163,615	1,830,545
Senior Floating Rate Loans	—	743,862	—	743,862
Warrants	—	404,009	—	404,009
Short-Term Investments	373,370,910	—	—	373,370,910
TOTAL INVESTMENTS	$374,031,789	$3,307,880,178	$1,163,615	$3,683,075,582
87

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 474,821,962	$ 434,857,642	$1,089	$—	39,961,413	$ 39,965,409	$ 366,361
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,526,653	67,526,653	115,091,971	182,618,624	—	—	—	—	73,365
State Street Navigator Securities Lending Portfolio II	—	—	471,722,020	138,316,519	—	—	333,405,501	333,405,501	352,428
State Street Navigator Securities Lending Portfolio III	213,945,431	213,945,431	227,489,009	441,434,440	—	—	—	—	689,055
Total		$281,472,084	$1,289,124,962	$1,197,227,225	$1,089	$—		$373,370,910	$1,481,209
88	ARSJNK

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.8%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2025	$ 775,000	$ 910,571
5.00%, 9/1/2027	485,000	567,673
Series A, 5.00%, 9/1/2024	100,000	117,493
Series A, 5.00%, 9/1/2025	1,025,000	1,237,944
Series A, 5.00%, 9/1/2030	190,000	236,370
Series A, 5.00%, 9/1/2033	1,025,000	1,234,900
Series A, 5.00%, 9/1/2036	1,615,000	1,961,594
Series B, 5.00%, 9/1/2025	465,000	561,604
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	135,247
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	338,151
Series A, 4.00%, 6/1/2041	1,775,000	1,964,037
Series A, 5.00%, 6/1/2027	195,000	238,417
Series A, 5.00%, 6/1/2028	260,000	316,498
Series A, 5.00%, 6/1/2037	2,310,000	2,848,530
Series A, 5.00%, 6/1/2038	1,455,000	1,788,253
Series A, 5.00%, 6/1/2043	2,000,000	2,429,840
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	113,498
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	260,928
Series A, 4.00%, 1/1/2038	145,000	160,052
Series A, 5.00%, 1/1/2032	100,000	121,195
Series A, 5.00%, 1/1/2042	255,000	302,111
Series B, 3.00%, 1/1/2043	165,000	166,909
Series B, 4.00%, 1/1/2036	250,000	276,520
Series B, 5.00%, 1/1/2030	750,000	910,230
Series B, 5.00%, 1/1/2043	1,585,000	1,853,721
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	369,832
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	135,000	150,502
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	255,000	298,414
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	578,300
Series B, 3.00%, 7/1/2034	1,050,000	1,097,481
		23,546,815
ALASKA — 0.1%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	106,007
Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2026	$ 245,000	$ 294,137
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	250,000	302,220
Series B, 5.00%, 5/1/2037	500,000	602,785
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	256,817
		1,561,966
ARIZONA — 2.0%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	315,000	385,973
5.00%, 6/1/2027	2,280,000	2,787,642
5.00%, 6/1/2028	205,000	249,405
5.00%, 6/1/2029	420,000	508,948
5.00%, 6/1/2032	385,000	461,996
5.00%, 6/1/2033	270,000	323,287
5.00%, 6/1/2038	230,000	272,773
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	215,470
5.00%, 1/1/2024	170,000	195,843
Series A, 5.00%, 1/1/2021	190,000	197,385
Series A, 5.00%, 1/1/2027	400,000	499,140
Series A, 5.00%, 1/1/2029	575,000	711,154
Series A, 5.00%, 12/1/2034	300,000	352,272
Series A, 5.00%, 12/1/2036	510,000	596,618
Arizona, State:
5.00%, 9/1/2022	100,000	110,111
5.00%, 10/1/2022	145,000	160,112
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	140,342
5.00%, 7/1/2025	320,000	373,450
5.00%, 7/1/2026	540,000	629,046
5.00%, 7/1/2027	310,000	380,627
5.00%, 7/1/2028	395,000	483,113
5.00%, 7/1/2031	350,000	404,764
5.00%, 7/1/2035	5,000,000	5,994,750
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2022	130,000	142,537
5.00%, 7/1/2023	415,000	470,552
5.00%, 7/1/2024	125,000	146,190
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,760,950
Series B, 5.00%, 7/1/2042	2,990,000	3,606,060
Series C, 5.00%, 7/1/2042	390,000	460,321
Series D, 5.00%, 7/1/2041	200,000	232,500
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	200,000	240,250
5.00%, 7/1/2026	150,000	184,788

89

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	$ 150,000	$ 176,969
Chandler, AZ, General Obligation 5.00%, 7/1/2026	175,000	203,773
Maricopa County, AZ, Special Health Care District, General Obligation 4.00%, 7/1/2038	430,000	478,134
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	260,620
5.00%, 7/1/2024	225,000	263,034
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	630,401
5.00%, 7/1/2036	900,000	1,100,691
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	2,625,000	3,206,831
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	70,000	71,350
5.00%, 7/1/2024	160,000	186,816
5.00%, 7/1/2026	100,000	122,632
5.00%, 7/1/2029	455,000	554,254
Series A, 5.00%, 7/1/2025	145,000	174,695
Series A, 5.00%, 7/1/2026	235,000	281,951
Series A, 5.00%, 7/1/2037	390,000	482,282
Series B, 5.00%, 7/1/2024	3,000,000	3,511,440
Series B, 5.00%, 7/1/2026	6,715,000	8,272,630
Series B, 5.00%, 7/1/2037	500,000	606,935
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	536,843
5.00%, 7/1/2025	205,000	246,619
5.00%, 7/1/2026	300,000	369,786
5.00%, 7/1/2027	4,150,000	5,095,494
Pima County, AZ, Sewer System Revenue 5.00%, 7/1/2023	2,835,000	3,210,326
Pima County, Regional Transportation Authority Revenue 5.00%, 6/1/2025	385,000	433,980
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	246,524
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	117,747
Security Description	Principal Amount	Value
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	$ 200,000	$ 225,348
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	577,352
		57,323,826
ARKANSAS — 0.1%
Arkansas, State General Obligation 5.00%, 4/1/2024	165,000	191,346
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,143,121
Little Rock, AR, Water Reclamation System Revenue 3.50%, 10/1/2037	240,000	250,925
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	376,299
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	246,358
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	561,086
		3,769,135
CALIFORNIA — 18.9%
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	591,680
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	1,695,000	1,810,362
5.00%, 10/1/2032	590,000	629,943
5.00%, 10/1/2036	395,000	420,679
5.00%, 10/1/2041	1,300,000	1,378,936
Anaheim, Public Financing Authority Revenue Series A, 5.00%, 5/1/2031	540,000	624,602
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,585,567
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	382,896
3.25%, 8/1/2037	240,000	250,306
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	183,477
Series A, 5.00%, 9/15/2029	2,750,000	3,319,607
Series A, 5.00%, 9/15/2031	1,000,000	1,027,030
Series A, 5.00%, 9/15/2032	2,100,000	2,156,322

90

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	$ 785,000	$ 814,697
California Educational Facilities Authority Revenue 5.00%, 9/1/2040	1,325,000	1,552,781
California State Public Works Board:
Series C, 5.00%, 11/1/2031	6,855,000	8,866,326
Series C, 5.00%, 11/1/2034	2,580,000	3,307,096
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (a)	350,000	360,185
2.13%, 4/1/2053 (a)	575,000	598,425
5.00%, 4/1/2024	250,000	292,183
Series A, 2.63%, 4/1/2045 (a)	13,510,000	14,459,888
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	139,486
Series A, 2.95%, 4/1/2047 (a)	1,225,000	1,330,240
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	360,921
5.00%, 10/1/2026	300,000	373,957
5.00%, 10/1/2027	295,000	363,968
5.00%, 10/1/2028	490,000	602,259
5.00%, 10/1/2029	115,000	148,427
5.00%, 10/1/2031	410,000	511,795
5.00%, 10/1/2032	3,470,000	4,214,553
5.00%, 10/1/2033	3,810,000	4,613,643
5.00%, 10/1/2034	2,400,000	2,899,296
5.00%, 10/1/2035	2,225,000	2,674,784
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,326,792
Series A, 4.00%, 10/1/2040	4,000,000	4,343,200
Series A, 5.00%, 6/1/2042	250,000	299,495
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	413,312
Series AW, 5.00%, 12/1/2029	285,000	355,840
Series AW, 5.00%, 12/1/2032	255,000	315,315
Series AX, 5.00%, 12/1/2029	300,000	384,579
California, State Department of Water Resources Power Supply Revenue:
Series AX, 5.00%, 12/1/2032	100,000	126,805
Series BA, 5.00%, 12/1/2022	740,000	826,935
Series O, 5.00%, 5/1/2021	355,000	374,067
Series O, 5.00%, 5/1/2022	575,000	628,734
Security Description	Principal Amount	Value
California, State General Obligation:
3.00%, 10/1/2036	$ 10,525,000	$ 11,075,457
3.00%, 10/1/2037	5,000,000	5,229,850
3.25%, 3/1/2032	250,000	263,698
3.50%, 8/1/2027	175,000	202,937
3.75%, 12/1/2035	280,000	296,565
4.00%, 11/1/2023	160,000	177,949
4.00%, 10/1/2024	250,000	283,945
4.00%, 9/1/2025	250,000	289,330
4.00%, 8/1/2033	205,000	233,829
4.00%, 9/1/2033	1,035,000	1,182,105
4.00%, 10/1/2034	500,000	593,605
4.00%, 10/1/2036	500,000	588,865
4.00%, 11/1/2036	30,000	34,449
4.00%, 10/1/2037	500,000	586,380
5.00%, 8/1/2021	2,000,000	2,127,180
5.00%, 9/1/2021	2,290,000	2,443,247
5.00%, 8/1/2022	100,000	110,257
5.00%, 9/1/2022	2,025,000	2,239,326
5.00%, 3/1/2023	300,000	337,380
5.00%, 8/1/2023	600,000	684,180
5.00%, 9/1/2023	545,000	623,164
5.00%, 11/1/2023	1,395,000	1,603,734
5.00%, 3/1/2024	1,920,000	2,228,506
5.00%, 8/1/2024	4,110,000	4,832,949
5.00%, 9/1/2024	720,000	848,815
5.00%, 3/1/2025	435,000	520,030
5.00%, 8/1/2025	455,000	550,232
5.00%, 9/1/2025	235,000	284,825
5.00%, 10/1/2025	5,000,000	6,073,650
5.00%, 3/1/2026	1,345,000	1,608,294
5.00%, 8/1/2026	2,990,000	3,692,835
5.00%, 9/1/2026	1,170,000	1,452,076
5.00%, 10/1/2026	1,010,000	1,240,482
5.00%, 4/1/2027	5,000,000	6,290,650
5.00%, 8/1/2027	4,430,000	5,364,020
5.00%, 9/1/2027	165,000	175,784
5.00%, 10/1/2027	170,000	207,793
5.00%, 11/1/2027	180,000	229,426
5.00%, 4/1/2028	3,000,000	3,844,080
5.00%, 8/1/2028	2,970,000	3,615,145
5.00%, 9/1/2028	2,120,000	2,296,893
5.00%, 4/1/2029	5,000,000	6,516,100
5.00%, 8/1/2029	765,000	934,050
5.00%, 9/1/2029	1,705,000	1,854,715
5.00%, 10/1/2029	750,000	889,608
5.00%, 8/1/2030	1,930,000	2,309,689
5.00%, 9/1/2030	1,455,000	1,784,732
5.00%, 11/1/2030	500,000	626,510
5.00%, 4/1/2031	1,845,000	2,379,035
5.00%, 9/1/2031	1,915,000	2,303,635
5.00%, 3/1/2032	280,000	330,719
5.00%, 4/1/2032	4,600,000	6,150,892
5.00%, 8/1/2032	625,000	747,338

91

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2033	$ 150,000	$ 176,466
5.00%, 8/1/2034	2,350,000	2,795,607
5.00%, 9/1/2034	290,000	351,761
5.00%, 10/1/2034	155,000	181,395
5.00%, 8/1/2035	4,430,000	5,309,290
5.00%, 9/1/2035	230,000	278,684
5.00%, 10/1/2035	435,000	521,504
5.00%, 4/1/2036	500,000	634,420
5.00%, 8/1/2036	1,370,000	1,653,193
5.00%, 9/1/2036	1,390,000	1,679,481
5.00%, 10/1/2037	90,000	105,100
5.00%, 10/1/2039	990,000	1,163,752
4.00%, 12/1/2030 (a)	135,000	140,601
Series B, 5.00%, 9/1/2023	2,900,000	3,315,918
Series B, 5.00%, 8/1/2024	150,000	176,385
Series C, 5.00%, 9/1/2032	1,350,000	1,615,734
Series C, 5.00%, 9/1/2034	155,000	184,765
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	181,007
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (b)	100,000	108,049
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	278,055
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,145,610
Series A, 4.00%, 8/1/2042	500,000	554,555
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	410,000	492,127
5.00%, 8/1/2033	145,000	172,322
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	320,242
Series B, 5.00%, 3/1/2026	2,400,000	2,968,128
Series B, 5.00%, 3/1/2028	3,000,000	3,788,940
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	4,895,000	5,774,436
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	168,591
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	3,300,000	3,830,310
Security Description	Principal Amount	Value
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	$ 360,000	$ 430,164
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2033	250,000	281,480
Series A, 5.00%, 6/1/2035	760,000	923,350
Series A, 5.00%, 6/1/2037	7,160,000	8,486,820
Series A, 5.00%, 6/1/2044	735,000	919,492
Series B, 5.00%, 6/1/2034	100,000	124,177
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	154,679
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	279,823
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,189,690
Series A, 5.00%, 7/1/2045	315,000	372,799
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	468,686
Series C, 5.00%, 3/1/2035	570,000	679,468
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	103,291
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	801,872
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	127,742
Series A, 5.00%, 10/1/2031	340,000	425,969
Series A, 5.00%, 10/1/2032	250,000	311,885
Foothill-De Anza Community College District, General Obligation:
2.38%, 8/1/2040 (a)	2,570,000	2,570,026
5.00%, 8/1/2027	230,000	278,972
5.00%, 8/1/2028	140,000	169,639
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	119,399
Irvine, CA, Unified School District No. 09-1, Special Tax Series A, 4.00%, 9/1/2044	1,200,000	1,347,264

92

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	$ 230,000	$ 232,454
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,153,323
Long Beach, CA, Unified School District, General Obligation:
5.00%, 8/1/2027	300,000	372,483
Series B, 5.00%, 8/1/2022	590,000	651,472
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,340,405
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	562,645
5.00%, 8/1/2036	430,000	518,292
Series A, 5.00%, 8/1/2023	235,000	268,506
Series A, 5.00%, 8/1/2026	215,000	253,029
Series A, 5.00%, 8/1/2028	515,000	604,327
Series A, 5.00%, 8/1/2029	670,000	784,905
Series A, 5.00%, 8/1/2030	3,570,000	4,173,544
Series A, 5.00%, 8/1/2031	3,000,000	3,501,360
Series G, 4.00%, 8/1/2039	350,000	380,870
Series J, 4.00%, 8/1/2036	400,000	459,672
Series J, 4.00%, 8/1/2039	480,000	544,838
Los Angeles, CA, Department of Airports Revenue:
Series C, 5.00%, 5/15/2038	465,000	542,781
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,291,370
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	4,162,275
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	875,000	998,279
Series A, 5.00%, 7/1/2024	250,000	294,785
Series A, 5.00%, 7/1/2027	150,000	184,268
Series A, 5.00%, 7/1/2028	250,000	313,832
Series A, 5.00%, 7/1/2030	520,000	614,567
Series A, 5.00%, 7/1/2031	390,000	483,354
Series A, 5.00%, 7/1/2032	715,000	891,938
Series A, 5.00%, 7/1/2034	275,000	322,905
Series A, 5.00%, 7/1/2036	3,000,000	3,655,710
Series A, 5.00%, 7/1/2040	2,215,000	2,637,290
Series B, 5.00%, 7/1/2025	100,000	121,430
Series B, 5.00%, 7/1/2028	320,000	391,888
Series B, 5.00%, 7/1/2029	100,000	122,198
Series B, 5.00%, 7/1/2031	8,000,000	10,397,760
Series B, 5.00%, 7/1/2032	2,640,000	3,420,305
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2033	$ 1,500,000	$ 1,931,985
Series B, 5.00%, 7/1/2034	555,000	669,186
Series B, 5.00%, 7/1/2036	100,000	120,213
Series B, 5.00%, 7/1/2037	100,000	121,366
Series B, 5.00%, 7/1/2042	230,000	272,893
Series B, 5.00%, 7/1/2043	210,000	237,777
Series C, 5.00%, 7/1/2042	595,000	719,896
Series D, 5.00%, 7/1/2030	305,000	357,143
Series D, 5.00%, 7/1/2032	180,000	209,911
Series D, 5.00%, 7/1/2039	2,970,000	3,439,527
Series D, 5.00%, 7/1/2044	130,000	149,127
Series E, 5.00%, 7/1/2039	310,000	359,008
Los Angeles, CA, Facilities, Inc. Revenue:
Series A, 5.00%, 12/1/2033	250,000	317,030
Series A, 5.00%, 12/1/2035	1,405,000	1,765,298
Series A, 5.00%, 12/1/2037	350,000	436,103
Series A, 5.00%, 12/1/2038	1,925,000	2,388,521
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 6/1/2034	110,000	123,839
Series A, 5.00%, 6/1/2021	165,000	174,511
Series A, 5.00%, 7/1/2023	325,000	370,669
Series A, 5.00%, 6/1/2026	100,000	124,479
Series A, 5.00%, 6/1/2029	250,000	308,270
Series A, 5.00%, 7/1/2030	100,000	126,181
Series A, 5.00%, 6/1/2033	350,000	426,429
Series A, 5.00%, 6/1/2034	245,000	297,628
Series A, 5.00%, 6/1/2037	405,000	488,102
Series A, 5.00%, 6/1/2038	850,000	1,019,422
Series A, 5.00%, 7/1/2042	860,000	1,045,863
Los Angeles, CA, Public Works Financing Authority Revenue:
Series A, 5.00%, 12/1/2039	715,000	832,803
Series D, 4.00%, 12/1/2034	215,000	239,962
Series D, 4.00%, 12/1/2036	665,000	735,231
Series D, 4.00%, 12/1/2040	325,000	356,096
Series D, 5.00%, 12/1/2028	1,975,000	2,400,928
Series D, 5.00%, 12/1/2029	100,000	121,121
Series D, 5.00%, 12/1/2030	330,000	398,029
Los Angeles, CA, Redevelopment Authority, Tax Allocation Series A-LONG BEACH PROJ AREA, 4.00%, 8/1/2040	220,000	238,874
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	120,116
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	160,000	168,626

93

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2021	$ 185,000	$ 193,184
Series A, 4.00%, 7/1/2040	2,035,000	2,235,000
Series A, 5.00%, 7/1/2021	125,000	132,379
Series A, 5.00%, 7/1/2022	465,000	510,328
Series A, 5.00%, 7/1/2023	3,565,000	4,047,487
Series A, 5.00%, 7/1/2024	310,000	363,295
Series A, 5.00%, 7/1/2025	350,000	422,299
Series A, 5.00%, 7/1/2026	265,000	327,389
Series A, 5.00%, 7/1/2027	270,000	339,868
Series A, 5.00%, 7/1/2029	225,000	237,969
Series A, 5.00%, 7/1/2030	385,000	440,268
Series A, 5.00%, 7/1/2031	5,645,000	7,119,828
Series A, 5.00%, 7/1/2032	460,000	486,091
Series A, 5.00%, 7/1/2040	970,000	1,135,191
Series B, 3.00%, 7/1/2031	520,000	549,052
Series B, 5.00%, 7/1/2028	250,000	305,940
Series B-1, 5.00%, 7/1/2027	485,000	610,503
Series B-1, 5.00%, 7/1/2029	250,000	315,337
Series B-1, 5.00%, 7/1/2032	300,000	374,259
Series B-1, 5.00%, 7/1/2033	255,000	317,302
Series B-1, 5.00%, 7/1/2034	270,000	335,229
Series B-1, 5.00%, 7/1/2036	1,000,000	1,235,150
Series B-1, 5.00%, 7/1/2037	500,000	615,620
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	298,195
Series B, 5.00%, 6/1/2039	240,000	292,699
Series D, 5.00%, 6/1/2023	1,215,000	1,382,694
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	286,513
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	334,860
Metropolitan Water District of Southern California Revenue:
Series A, 2.25%, 7/1/2024	845,000	889,717
Series A, 2.50%, 7/1/2025	250,000	268,698
Series A, 5.00%, 7/1/2024	5,000,000	5,890,900
Series A, 5.00%, 7/1/2034	140,000	168,715
Series B, 5.00%, 8/1/2023	135,000	153,720
Series B, 5.00%, 8/1/2024	150,000	176,292
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	160,000	177,067
5.00%, 9/1/2023	440,000	504,302
5.00%, 9/1/2027	385,000	465,453
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	240,000	192,475
0.01%, 8/1/2027	205,000	177,341
0.01%, 8/1/2030	300,000	231,615
Security Description	Principal Amount	Value
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	$ 1,245,000	$ 1,427,355
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	53,021
Zero Coupon, 8/1/2043	5,000,000	2,200,800
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	5,000,000	5,696,300
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (b)	100,000	113,501
5.00%, 8/1/2025 (b)	150,000	180,315
Series A, 5.00%, 8/1/2030	175,000	206,672
Series A, 5.00%, 8/1/2031	150,000	176,678
Series A, 5.00%, 8/1/2032	150,000	176,301
Series A, 5.00%, 8/1/2040	100,000	115,702
Oakland, CA, Redevelopment Agency Successor Agency Series TE, 5.00%, 9/1/2035 (b)	750,000	876,270
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	120,000	146,898
Series A, 5.00%, 2/1/2035	1,955,000	2,275,073
Series A, 5.00%, 2/1/2037	300,000	348,102
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	160,572
Orange County, FL, Sales Tax Revenue:
5.00%, 2/15/2021	2,000,000	2,091,580
5.00%, 2/15/2022	2,000,000	2,172,320
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	421,438
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	148,561
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	116,760
Series A, 5.00%, 8/1/2029	120,000	139,996
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,873,472
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	175,000	176,920

94

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2036	$ 4,055,000	$ 5,010,926
Riverside Unified School District Series B, 3.00%, 8/1/2037	2,000,000	2,070,460
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,255,000	1,516,918
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	645,221
Sacramento, CA, County Sanitation Districts Financing Authority Revenue:
Series A, 5.00%, 12/1/2032	260,000	301,717
Series A, 5.00%, 12/1/2034	840,000	969,696
Sacramento, CA, Municipal Utility District, Electricity Revenue Series D, 5.00%, 8/15/2023	2,740,000	3,139,985
Sacramento, CA, Municipal Utility District, Financing Authority Revenue Series F, 5.00%, 8/15/2024	170,000	201,153
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	214,333
San Bernardino, CA, County Series A, 5.00%, 10/1/2023	5,000,000	5,736,600
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	755,854
5.00%, 10/15/2027	1,065,000	1,295,029
5.00%, 10/15/2028	255,000	309,440
5.00%, 10/15/2029	250,000	302,283
5.00%, 10/15/2031	345,000	414,800
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	231,276
5.00%, 5/15/2027	175,000	210,914
Series A, 4.00%, 5/15/2021	590,000	614,621
Series A, 5.00%, 5/15/2027	320,000	396,784
Series A, 5.00%, 5/15/2029	185,000	227,489
Series A, 5.00%, 5/15/2033	560,000	680,383
Series A, 5.00%, 5/15/2034	3,020,000	3,662,686
Series A, 5.00%, 5/15/2039	100,000	119,314
Series B, 5.00%, 8/1/2022	330,000	363,937
Series B, 5.00%, 8/1/2029	100,000	123,307
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	450,000	536,427
Security Description	Principal Amount	Value
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2027	$ 270,000	$ 333,185
Series A, 5.00%, 4/1/2030	120,000	146,376
Series A, 5.00%, 4/1/2032	145,000	175,844
Series A, 5.00%, 4/1/2033	125,000	151,243
Series A, 5.00%, 4/1/2034	100,000	115,069
Series A, 5.00%, 4/1/2041	125,000	148,578
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	427,476
Series B, 5.00%, 5/1/2035	4,000,000	4,839,480
Series B, 5.00%, 5/1/2036	100,000	120,722
Series B, 5.00%, 5/1/2037	100,000	120,429
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	251,329
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,234,057
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	133,997
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	206,008
4.00%, 8/1/2029	400,000	468,908
5.00%, 8/1/2027	160,000	199,461
5.00%, 8/1/2029	235,000	290,606
5.00%, 8/1/2031	160,000	196,307
5.00%, 8/1/2041	190,000	227,489
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	355,000	374,621
San Diego, CA, Unified School District, General Obligation:
5.00%, 7/1/2021	950,000	1,007,693
Series F, 5.00%, 7/1/2040	1,725,000	2,003,053
Series F, 5.00%, 7/1/2045	150,000	172,920
Series I, Zero Coupon, 7/1/2036	2,865,000	1,606,864
Series I, Zero Coupon, 7/1/2037	405,000	216,505
Series I, Zero Coupon, 7/1/2039	310,000	151,144
Series R-4, 5.00%, 7/1/2024	235,000	276,419
Series R-4, 5.00%, 7/1/2028	250,000	300,755
Series R-5, 5.00%, 7/1/2029	260,000	320,338
Series SENIOR-1, 4.00%, 7/1/2033	100,000	114,044

95

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 3.00%, 7/1/2044	$ 5,000,000	$ 5,075,750
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series D, 5.00%, 8/1/2029	160,000	193,680
San Francisco, CA, City & County:
Series A, 4.00%, 4/1/2045	115,000	121,481
Series B, 4.00%, 4/1/2038	530,000	586,975
Series R1, 4.00%, 9/1/2039	535,000	572,429
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	605,176
Series A, 5.00%, 10/1/2029	100,000	121,411
Series C, 2.13%, 10/1/2048 (a)	3,000,000	3,088,140
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2034	1,990,000	2,187,388
Series A, 4.00%, 6/15/2035	1,350,000	1,480,423
Series R1, 4.00%, 6/15/2030	650,000	707,031
Series R1, 5.00%, 6/15/2027	325,000	369,278
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	123,058
5.00%, 11/1/2024	235,000	279,314
5.00%, 11/1/2028	170,000	212,242
5.00%, 11/1/2031	500,000	619,420
5.00%, 11/1/2032	100,000	118,849
5.00%, 11/1/2033	680,000	836,060
5.00%, 11/1/2034	335,000	411,052
Series B, 5.00%, 11/1/2041	1,400,000	1,629,488
Series B, 5.00%, 11/1/2042	350,000	407,015
Series B, 5.00%, 11/1/2043	1,070,000	1,242,677
Series D, 5.00%, 11/1/2033	260,000	327,704
Series D, 5.00%, 11/1/2034	330,000	414,714
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,930,829
San Francisco, CA, Unified School District, General Obligation Series F&C, 5.00%, 6/15/2028	100,000	117,411
San Joaquin, CA 4.00%, 11/15/2030 (b)	125,000	144,913
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	169,977
Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2027	$ 270,000	$ 327,162
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	219,577
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	154,236
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,709,827
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	225,194
5.00%, 8/1/2035	350,000	432,638
5.00%, 8/1/2036	350,000	430,993
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	277,412
Series A, 5.00%, 6/1/2029	130,000	155,588
Series A, 5.00%, 6/1/2030	160,000	191,307
San Mateo Foster, CA, Public Financing Authority:
4.00%, 8/1/2039	1,250,000	1,452,125
4.00%, 8/1/2044	8,000,000	9,150,880
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	4,762,091
Series A, 3.50%, 4/1/2041	600,000	631,926
Series Q, 2.50%, 5/15/2029	140,000	145,011
Series Q, 4.00%, 5/15/2031	1,815,000	2,029,097
Series Q, 4.00%, 5/15/2033	300,000	334,062
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	271,856
Series C, 3.25%, 8/1/2039	150,000	157,668
Series C, 5.00%, 8/1/2030	125,000	158,110
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	259,958
Santa Monica Community College District, General Obligation:
3.00%, 8/1/2036	500,000	522,225
Series A, 4.00%, 8/1/2039	2,350,000	2,676,039
Series A, 5.00%, 8/1/2043	1,750,000	2,163,000
Series D, 5.00%, 8/1/2043	1,025,000	1,174,968
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	264,763
5.00%, 7/1/2027	150,000	186,816

96

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Sonoma County Junior College District 3.00%, 8/1/2039	$ 5,000,000	$ 5,136,450
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	304,187
Southern, CA, Public Power Authority Revenue:
5.00%, 7/1/2021	600,000	636,438
Series A, 5.00%, 7/1/2027	130,000	137,613
Series C, 5.00%, 7/1/2027	110,000	130,650
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (b)	125,000	129,416
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	259,703
Series A, 3.13%, 11/1/2036	225,000	233,876
Series A, 3.20%, 11/1/2037	270,000	280,981
Series A, 4.00%, 11/1/2035	300,000	338,154
Series A, 4.00%, 11/1/2037	555,000	619,230
Series A, 4.00%, 11/1/2038	1,580,000	1,753,121
Series A, 4.00%, 11/1/2043	430,000	469,156
Series A, 5.00%, 11/1/2021	3,180,000	3,415,797
Series A, 5.00%, 11/1/2025	1,390,000	1,703,667
Series A, 5.00%, 11/1/2028	120,000	148,210
Series A, 5.00%, 11/1/2031	205,000	256,240
Series A, 5.00%, 11/1/2032	120,000	144,216
Series A, 5.00%, 11/1/2033	350,000	410,046
Series A, 5.00%, 11/1/2035	5,450,000	6,881,348
Series A, 5.00%, 11/1/2036	265,000	318,164
Series A, 5.00%, 11/1/2037	5,400,000	6,877,348
Series A, 5.00%, 11/1/2038	165,000	194,794
Series A, 5.00%, 11/1/2041	1,940,000	2,296,417
Series A, 5.00%, 11/1/2043	220,000	257,316
Series AM, 5.00%, 5/15/2027	200,000	234,014
Series AO, 5.00%, 5/15/2021	395,000	417,001
Series AO, 5.00%, 5/15/2025	2,195,000	2,656,938
Series AO, 5.00%, 5/15/2026	110,000	133,022
Series AO, 5.00%, 5/15/2028	425,000	512,218
Series AO, 5.00%, 5/15/2032	100,000	119,082
Series AO, 5.00%, 5/15/2040	110,000	128,219
Series AR, 4.00%, 5/15/2037	570,000	637,636
Series AR, 5.00%, 5/15/2030	580,000	712,298
Series AR, 5.00%, 5/15/2032	120,000	146,203
Series AR, 5.00%, 5/15/2041	495,000	587,986
Series AT, 1.40%, 5/15/2046 (a)	115,000	115,445
Series AV, 5.00%, 5/15/2042	2,065,000	2,506,270
Series AY, 4.00%, 5/15/2035	100,000	114,214
Series AZ, 5.00%, 5/15/2043	5,200,000	6,375,096
Security Description	Principal Amount	Value
Series B-2, 4.00%, 11/1/2049 (a)	$ 100,000	$ 103,757
Series B-3, 4.00%, 11/1/2051 (a)	350,000	382,578
Series I, 4.00%, 5/15/2045	200,000	217,040
Series I, 5.00%, 5/15/2027	145,000	174,841
Series I, 5.00%, 5/15/2028	655,000	788,659
Series I, 5.00%, 5/15/2030	180,000	214,967
Series I, 5.00%, 5/15/2031	335,000	399,119
Series I, 5.00%, 5/15/2032	145,000	172,504
Series K, 4.00%, 5/15/2036	265,000	296,519
Series K, 4.00%, 5/15/2046	315,000	345,256
Series K, 5.00%, 5/15/2031	460,000	561,122
Series K, 5.00%, 5/15/2033	300,000	363,879
Series M, 5.00%, 5/15/2028	100,000	126,501
Series M, 5.00%, 5/15/2030	200,000	251,180
Series M, 5.00%, 5/15/2032	295,000	367,620
Series M, 5.00%, 5/15/2036	250,000	307,852
Series M, 5.00%, 5/15/2042	1,280,000	1,549,606
Series O, 4.00%, 5/15/2048	250,000	279,330
Series O, 5.00%, 5/15/2039	2,200,000	2,725,646
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	290,000	306,362
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	512,280
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	289,858
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	201,402
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	238,042
Series A, 5.00%, 8/1/2031	295,000	350,407
Series A, 5.00%, 8/1/2035	265,000	312,122
West Valley-Mission Community College District, CA, General Obligation:
4.00%, 8/1/2022	575,000	620,597
Series B, 4.00%, 8/1/2034	250,000	280,733
Series C, 4.00%, 8/1/2032	5,000,000	5,772,600
Series C, 4.00%, 8/1/2034	3,065,000	3,505,716
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	234,993
		550,283,655

97

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COLORADO — 2.1%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	$ 1,145,000	$ 1,403,736
Series A, 5.00%, 12/1/2031	485,000	593,107
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	321,092
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	421,949
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	233,742
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,125,078
Series A, 5.00%, 12/1/2026	3,700,000	4,605,390
Series A, 5.50%, 12/1/2027	2,780,000	3,636,852
Series A, 5.50%, 12/1/2028	2,525,000	3,375,824
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	150,235
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	168,522
Series C, 5.00%, 12/15/2028	1,800,000	2,224,044
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,446,093
Series A, 5.00%, 12/1/2042	245,000	294,000
Series B, 4.00%, 12/1/2027	130,000	154,068
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	608,334
Colorado, State:
Series A, 4.00%, 12/15/2037	4,800,000	5,453,424
Series A, 5.00%, 12/15/2030	5,000,000	6,329,700
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	555,740
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	178,095
Series L, 5.00%, 3/15/2027	600,000	744,768
Series M, 5.00%, 3/15/2029	1,000,000	1,256,330
Series M, 5.00%, 3/15/2031	500,000	622,120
Danver, CO, City & County, Revenue:
Series A, 5.00%, 8/1/2024	360,000	421,214
Security Description	Principal Amount	Value
Series A-2, 0.01%, 8/1/2034	$ 1,800,000	$ 1,136,718
Series A-2, 0.01%, 8/1/2035	3,160,000	1,905,922
Series A-2, 0.01%, 8/1/2038	3,000,000	1,570,770
Series A-2, 0.01%, 8/1/2039	3,000,000	1,499,490
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2029	255,000	314,015
Series A, 5.50%, 12/1/2024	260,000	313,409
Series A, 5.50%, 12/1/2028	100,000	130,388
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	5,000,000	5,562,650
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	141,390
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	250,906
5.00%, 12/1/2030	160,000	199,458
5.25%, 12/1/2032	100,000	126,109
5.25%, 12/1/2033	250,000	315,033
5.50%, 12/1/2035	160,000	204,237
5.50%, 12/1/2037	500,000	631,820
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	414,186
Regional, CO, Transportation District 4.00%, 6/1/2040	230,000	248,034
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	1,210,000	1,375,322
Series B, 5.00%, 11/1/2033	500,000	618,115
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	167,313
Series A-2, 3.00%, 6/1/2033	75,000	77,082
Series A-2, 3.25%, 6/1/2037	340,000	350,333
Series A-2, 4.00%, 6/1/2035	2,500,000	2,863,825
Series A-2, 4.00%, 6/1/2038	505,000	573,013
Series A-2, 4.00%, 6/1/2043	310,000	347,612
Series A-2, 5.00%, 6/1/2023	275,000	310,379
Series B-1, 2.25%, 6/1/2027	2,000,000	2,068,820
Series B-1, 2.50%, 6/1/2028	175,000	182,175
Series B-1, 2.75%, 6/1/2029	320,000	336,534
Series B-1, 4.00%, 6/1/2036	105,000	116,958
Series B-1, 4.00%, 6/1/2038	415,000	459,052
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	100,000	121,405
		61,255,930

98

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CONNECTICUT — 0.6%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2029	$ 2,500,000	$ 3,260,625
Series A, 5.00%, 3/1/2029	50,000	59,085
Series B, 5.00%, 6/1/2026	2,080,000	2,561,582
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	800,000	874,864
Series A-3-REMK 0, 1.80%, 7/1/2049 (a)	355,000	357,552
Series A-4-, 2.00%, 7/1/2049 (a)	7,000,000	7,111,860
Series U-1-, 2.00%, 7/1/2033 (a)	800,000	813,104
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (b)	430,000	478,801
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	600,000	693,438
Series B, 4.00%, 8/1/2036	295,000	328,332
Series B, 5.00%, 8/1/2029	500,000	608,090
		17,147,333
DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,102,792
3.00%, 3/1/2032	50,000	53,000
3.13%, 3/1/2033	345,000	366,825
3.25%, 3/1/2035	385,000	410,514
3.25%, 3/1/2037	135,000	143,022
5.00%, 3/1/2021	145,000	151,625
5.00%, 2/1/2037	725,000	898,746
Series A, 5.00%, 1/1/2025	75,000	89,201
Series A, 5.00%, 2/1/2029	495,000	631,244
Series A, 5.00%, 2/1/2032	300,000	377,019
Series A, 5.00%, 2/1/2036	1,000,000	1,242,980
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2027	320,000	393,130
New Castle County, DE, General Obligation:
5.00%, 10/1/2021	1,030,000	1,100,503
5.00%, 10/1/2027	595,000	719,819
5.00%, 10/1/2038	170,000	200,819
		7,881,239
DISTRICT OF COLUMBIA — 1.4%
District of Columbia, General Obligation:
Security Description	Principal Amount	Value
Series A, 4.00%, 6/1/2035	$ 225,000	$ 251,905
Series A, 4.00%, 6/1/2037	285,000	320,782
Series A, 4.00%, 6/1/2041	325,000	358,179
Series A, 5.00%, 6/1/2022	390,000	426,465
Series A, 5.00%, 10/15/2022	5,960,000	6,601,952
Series A, 5.00%, 6/1/2030	1,085,000	1,342,395
Series A, 5.00%, 6/1/2032	330,000	404,890
Series A, 5.00%, 6/1/2033	300,000	366,933
Series A, 5.00%, 6/1/2034	225,000	274,466
Series A, 5.00%, 6/1/2035	1,000,000	1,216,200
Series A, 5.00%, 6/1/2037	2,435,000	2,936,984
Series A, 5.00%, 6/1/2038	500,000	581,450
Series A, 5.00%, 6/1/2041	285,000	335,468
Series A, 5.00%, 6/1/2043	5,380,000	6,550,096
Series D, 4.00%, 6/1/2034	400,000	454,672
Series D, 5.00%, 6/1/2021	310,000	326,969
Series D, 5.00%, 6/1/2022	320,000	349,920
Series D, 5.00%, 6/1/2023	100,000	113,116
Series D, 5.00%, 6/1/2032	505,000	619,605
Series D, 5.00%, 6/1/2035	1,000,000	1,216,200
Series D, 5.00%, 6/1/2036	2,555,000	3,097,517
Series D, 5.00%, 6/1/2038	1,000,000	1,206,090
Series D, 5.00%, 6/1/2041	500,000	594,975
Series E, 5.00%, 6/1/2025	170,000	203,954
Series E, 5.00%, 6/1/2032	145,000	176,449
District of Columbia, Water & Sewer Authority Revenue:
Series A, 3.25%, 10/1/2037	180,000	187,479
Series A, 5.00%, 10/1/2032	300,000	359,394
Series A, 5.00%, 10/1/2035	675,000	803,932
Series A, 5.00%, 10/1/2036	470,000	558,600
Series A, 5.00%, 10/1/2039	485,000	572,470
Series B, 5.00%, 10/1/2034	290,000	343,598
Series B, 5.00%, 10/1/2043	550,000	672,122
Series B, 5.25%, 10/1/2044	120,000	142,066
Series C, 5.00%, 10/1/2022	125,000	138,279
Series C, 5.00%, 10/1/2025	110,000	129,510
Series C, 5.00%, 10/1/2030	250,000	292,197
Series C, 5.00%, 10/1/2031	455,000	531,340
Series C, 5.00%, 10/1/2044	265,000	304,851
Washington Metropolitan Area Transit Authority, Revenue:
Series A-1, 5.00%, 7/1/2024	170,000	198,167
Series A-1, 5.00%, 7/1/2026	250,000	306,930
Series B, 5.00%, 7/1/2020	90,000	91,726
Series B, 5.00%, 7/1/2024	280,000	326,393
Series B, 5.00%, 7/1/2029	150,000	186,646
Series B, 5.00%, 7/1/2030	350,000	433,464
Series B, 5.00%, 7/1/2035	2,900,000	3,541,915
Series B, 5.00%, 7/1/2037	500,000	606,935
		41,055,646
FLORIDA — 3.5%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,179,122

99

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Broward County, FL, Water & Sewer Utility Revenue 4.00%, 10/1/2042	$ 3,000,000	$ 3,389,760
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	259,554
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 7/1/2023	340,000	385,638
Series B, 5.00%, 6/1/2023	195,000	220,646
Series B, 5.00%, 6/1/2024	475,000	554,776
Series E, 5.00%, 6/1/2022	100,000	109,375
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	379,227
Series A, 5.00%, 7/1/2024	740,000	864,024
Series A, 5.00%, 7/1/2025	430,000	516,537
Series A, 5.00%, 7/1/2026	245,000	301,820
Series A, 5.00%, 7/1/2028	220,000	282,911
Series B, 5.00%, 7/1/2023	485,000	549,030
Series B, 5.00%, 7/1/2024	355,000	414,498
Series B, 5.00%, 7/1/2025	320,000	384,400
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2021	205,000	216,818
5.00%, 7/1/2026	130,000	151,230
Series A, 5.00%, 7/1/2023	270,000	306,046
Series A, 5.00%, 7/1/2025	105,000	125,945
Series A, 5.00%, 7/1/2026	350,000	418,586
Series A, 5.00%, 7/1/2027	545,000	682,503
Series A, 5.00%, 7/1/2028	275,000	351,362
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	221,107
Series A, 5.00%, 8/1/2025	170,000	204,255
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	380,000	403,237
Series A, 5.00%, 9/1/2025	160,000	193,240
Florida, State General Obligation:
Series A, 4.00%, 6/1/2037	225,000	257,101
Series A, 4.00%, 6/1/2038	475,000	540,925
Series A, 5.00%, 7/1/2021	575,000	608,499
Series A, 5.00%, 6/1/2023	130,000	147,098
Series A, 5.00%, 6/1/2024	170,000	198,552
Series A, 5.00%, 7/1/2024	425,000	496,842
Series A, 5.00%, 6/1/2027	500,000	599,575
Series A, 5.00%, 7/1/2027	125,000	153,916
Series B, 5.00%, 6/1/2020	100,000	101,632
Series B, 5.00%, 6/1/2022	517,000	565,469
Security Description	Principal Amount	Value
Series B, 5.00%, 6/1/2027	$ 100,000	$ 116,466
Series B, 5.00%, 6/1/2028	170,000	197,754
Series B, 5.00%, 6/1/2030	135,000	167,026
Series C, 2.63%, 6/1/2037	300,000	304,209
Series C, 3.00%, 6/1/2031	110,000	114,893
Series C, 4.00%, 6/1/2025	10,000	10,681
Series C, 4.00%, 6/1/2031	2,855,000	3,306,240
Series C, 5.00%, 6/1/2025	60,000	70,021
Series C, 5.00%, 6/1/2026	175,000	204,062
Series E, 2.38%, 6/1/2031	295,000	301,216
Series E, 5.00%, 6/1/2024	225,000	262,789
Series F, 5.00%, 6/1/2024	110,000	128,475
Series F, 5.00%, 6/1/2027	135,000	165,708
Series F, 5.00%, 6/1/2029	125,000	152,583
Florida's Turnpike Enterprise Revenue:
Series B, 5.00%, 7/1/2024	225,000	262,818
Series C, 5.00%, 7/1/2030	300,000	363,927
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	360,815
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	125,508
Series A, 5.00%, 10/1/2024	125,000	146,854
Series A, 5.00%, 10/1/2027	2,820,000	3,561,716
Series A, 5.00%, 10/1/2031	790,000	980,619
Series A, 5.00%, 10/1/2032	270,000	333,733
Series A, 5.00%, 10/1/2034	250,000	307,635
Series A, 5.00%, 10/1/2035	500,000	614,500
Series A, 5.00%, 10/1/2036	500,000	612,945
Series A, 5.00%, 10/1/2037	500,000	609,265
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	342,223
Hillsborough, FL, Community Investment Tax Revenue 5.00%, 11/1/2024	730,000	857,852
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	310,632
Series A, 5.00%, 10/1/2026	2,500,000	3,034,875
Series A, 5.00%, 10/1/2030	270,000	323,533
Series B, 5.00%, 10/1/2024	580,000	679,644
Series B, 5.00%, 10/1/2025	245,000	293,236
Series B, 5.00%, 10/1/2027	795,000	983,057
Series B, 5.00%, 10/1/2029	1,175,000	1,414,054
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	275,566
3.25%, 10/1/2032	795,000	829,741
5.00%, 10/1/2024	430,000	502,580
5.00%, 10/1/2027	395,000	470,125
5.00%, 10/1/2029	685,000	810,903

100

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Jacksonville, FL, Transportation Authority Revenue:
5.00%, 8/1/2035	$ 385,000	$ 450,997
5.00%, 8/1/2036	1,655,000	1,934,976
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	74,248
Series B, 5.00%, 10/1/2029	215,000	264,968
Series B, 5.00%, 10/1/2030	125,000	153,609
Series III B, 3.38%, 10/1/2034	150,000	152,429
Series III B, 5.00%, 10/1/2026	265,000	320,568
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	125,155
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	101,611
Series A, 3.25%, 10/1/2036	250,000	253,775
Series A, 3.38%, 10/1/2037	535,000	543,111
Series A, 3.38%, 10/1/2041	615,000	621,648
Series A, 4.00%, 10/1/2039	425,000	468,337
Series A, 4.00%, 10/1/2040	415,000	446,050
Series A, 5.00%, 10/1/2026	360,000	417,481
Series A, 5.00%, 10/1/2028	185,000	228,473
Series A, 5.00%, 10/1/2029	295,000	362,602
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	644,691
5.00%, 10/1/2025	125,000	150,836
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	890,451
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	522,376
Miami-Dade County, FL, General Obligation:
5.00%, 7/1/2029	130,000	154,392
Series A, 3.38%, 7/1/2035	5,710,000	6,132,654
Series A, 3.38%, 7/1/2036	2,510,000	2,684,018
Series A, 5.00%, 7/1/2023	200,000	226,332
Series A, 5.00%, 7/1/2024	580,000	676,935
Series A, 5.00%, 7/1/2025	605,000	724,264
Series A, 5.00%, 7/1/2029	210,000	255,230
Series B, 4.00%, 7/1/2035	100,000	108,572
Series B, 5.00%, 7/1/2025	625,000	727,962
Series B, 5.00%, 7/1/2027	1,470,000	1,708,669
Series B, 5.00%, 7/1/2028	1,490,000	1,730,501
Series B, 5.00%, 7/1/2029	405,000	469,132
Series D, 5.00%, 7/1/2034	515,000	615,976
Series D, 5.00%, 7/1/2045	100,000	117,086
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	237,742
Security Description	Principal Amount	Value
Series B, 5.00%, 4/1/2021	$ 135,000	$ 141,504
Series B, 5.00%, 4/1/2022	320,000	347,350
Series B, 5.00%, 4/1/2025	890,000	1,058,949
Series B, 5.00%, 4/1/2027	305,000	369,608
Series B, 5.00%, 4/1/2028	565,000	681,780
Series B, 5.00%, 4/1/2029	450,000	540,616
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	285,682
5.00%, 3/15/2030	250,000	307,052
5.00%, 3/15/2036	505,000	595,355
5.00%, 3/15/2041	115,000	134,059
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	161,031
3.00%, 7/1/2038	585,000	596,782
3.13%, 7/1/2029	130,000	139,965
4.00%, 7/1/2036	125,000	136,684
4.00%, 7/1/2038	2,155,000	2,367,009
5.00%, 7/1/2024	295,000	343,879
5.00%, 7/1/2025	420,000	503,534
5.00%, 7/1/2043	1,630,000	1,969,138
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	420,000	444,734
Series C, 5.00%, 8/1/2028	500,000	595,105
Series C, 5.00%, 8/1/2029	500,000	592,345
Series C, 5.00%, 8/1/2033	450,000	538,362
Series C, 5.00%, 8/1/2034	175,000	208,971
Series D, 5.00%, 8/1/2029	310,000	367,254
Series D, 5.00%, 8/1/2031	450,000	529,506
Series D, 5.00%, 8/1/2032	110,000	128,840
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2021	125,000	133,465
5.00%, 10/1/2022	2,090,000	2,310,223
5.00%, 10/1/2028	100,000	119,566
5.00%, 10/1/2030	280,000	370,446
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2032	65,000	76,038
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	184,514
Series A, 5.00%, 8/1/2027	230,000	288,908
Series B, 5.00%, 8/1/2022	370,000	406,256
Series B, 5.00%, 8/1/2023	115,000	130,484
Series B, 5.00%, 8/1/2024	695,000	812,497
Series B, 5.00%, 8/1/2028	500,000	640,305
Series C, 5.00%, 8/1/2029	250,000	317,817
Series D, 5.00%, 8/1/2025	350,000	420,735
Series D, 5.00%, 8/1/2028	100,000	118,785
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	470,552

101

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/1/2038	$ 450,000	$ 532,741
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	421,418
3.00%, 7/1/2041	510,000	518,690
3.25%, 7/1/2045	125,000	127,680
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	570,675
Series A, 4.00%, 6/1/2035	375,000	421,387
Series A, 5.00%, 6/1/2026	125,000	140,500
Series A, 5.00%, 6/1/2033	500,000	608,455
Series A, 5.00%, 6/1/2036	500,000	603,130
Series A, 5.00%, 6/1/2037	450,000	541,264
Seminole, FL, Water & Sewer Revenue Series A, 5.00%, 10/1/2027	535,000	643,279
South Florida Water Management District:
3.00%, 10/1/2031	315,000	329,890
5.00%, 10/1/2022	660,000	728,785
5.00%, 10/1/2027	165,000	200,026
5.00%, 10/1/2031	175,000	208,206
5.00%, 10/1/2032	300,000	355,287
5.00%, 10/1/2035	105,000	123,561
5.00%, 10/1/2036	370,000	434,495
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	261,103
5.00%, 10/1/2031	220,000	248,508
5.00%, 10/1/2032	195,000	230,777
5.00%, 10/1/2036	100,000	117,179
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	260,327
5.00%, 10/1/2036	600,000	691,506
Tampa, FL, Bay Water Revenue:
Series A, 5.00%, 10/1/2036	125,000	150,428
Series A, 5.00%, 10/1/2037	2,715,000	3,261,312
Tohopekaliga, FL, Water Authority Utility System Revenue:
3.00%, 10/1/2030	500,000	531,130
4.00%, 10/1/2034	110,000	123,317
5.00%, 10/1/2023	125,000	142,721
		101,757,054
GEORGIA — 2.2%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	153,781
Atlanta, GA, General Obligation:
5.00%, 12/1/2022	1,550,000	1,722,624
5.00%, 12/1/2031	1,000,000	1,174,840
Security Description	Principal Amount	Value
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	$ 210,000	$ 250,301
Series A, 5.00%, 11/1/2034	425,000	525,262
Series A, 5.00%, 11/1/2037	5,000,000	6,126,100
Series B, 3.50%, 11/1/2043	225,000	237,618
Series B, 5.00%, 11/1/2028	560,000	705,247
Series B, 5.00%, 11/1/2033	3,000,000	3,713,640
Series C, 4.00%, 11/1/2038	3,140,000	3,539,722
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,663,800
Georgia, State General Obligation:
5.00%, 2/1/2030	800,000	965,232
Series A, 4.00%, 2/1/2031	100,000	113,105
Series A, 5.00%, 2/1/2025	485,000	577,654
Series A, 5.00%, 7/1/2026	295,000	364,658
Series A, 5.00%, 2/1/2027	2,650,000	3,196,931
Series A, 5.00%, 7/1/2031	165,000	210,203
Series A-1, 5.00%, 2/1/2026	215,000	263,040
Series A-2, 5.00%, 2/1/2025	250,000	288,783
Series A-2, 5.00%, 2/1/2031	505,000	622,508
Series A-2, 5.00%, 2/1/2033	1,850,000	2,268,785
Series C, 5.00%, 7/1/2025	4,000,000	4,819,160
Series C, 5.00%, 7/1/2030	510,000	636,924
Series C-1, 4.00%, 1/1/2025	300,000	341,946
Series C-1, 4.00%, 7/1/2025	1,805,000	2,078,782
Series E, 5.00%, 12/1/2025	360,000	438,556
Series F, 5.00%, 1/1/2024	545,000	628,314
Series F, 5.00%, 1/1/2027	1,005,000	1,257,144
Series F, 5.00%, 1/1/2028	4,000,000	4,986,360
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	157,347
Series B, 4.00%, 10/1/2038	315,000	352,107
Series B, 5.00%, 10/1/2038	2,600,000	3,110,406
Gwinnett County, GA, School District, General Obligation:
5.00%, 2/1/2021	2,400,000	2,501,304
5.00%, 2/1/2031	2,455,000	2,936,524
5.00%, 2/1/2035	3,385,000	4,024,867
Metropolitan Atlanta, GA, Rapid Transit Authority Revenue Series A, 5.00%, 7/1/2024	100,000	113,290
Sandy Springs, GA, Public Facilities Authority Revenue 5.00%, 5/1/2041	2,175,000	2,575,700
		63,642,565
HAWAII — 1.6%
Hawaii, State General Obligation:
5.00%, 1/1/2037	1,500,000	1,875,165
Series EO, 5.00%, 8/1/2026	185,000	215,732

102

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series EO, 5.00%, 8/1/2030	$ 215,000	$ 249,039
Series EO, 5.00%, 8/1/2032	100,000	115,225
Series ET, 4.00%, 10/1/2021	300,000	315,309
Series EY, 5.00%, 10/1/2026	640,000	771,590
Series EY, 5.00%, 10/1/2027	675,000	810,992
Series EZ, 5.00%, 10/1/2024	1,060,000	1,248,542
Series FB, 4.00%, 4/1/2029	495,000	566,008
Series FE, 5.00%, 10/1/2024	260,000	306,246
Series FE, 5.00%, 10/1/2026	450,000	557,955
Series FG, 4.00%, 10/1/2032	300,000	339,699
Series FG, 5.00%, 10/1/2029	395,000	483,800
Series FH, 4.00%, 10/1/2031	285,000	324,538
Series FH, 5.00%, 10/1/2023	2,050,000	2,341,448
Series FH, 5.00%, 10/1/2027	370,000	456,676
Series FK, 4.00%, 5/1/2023	110,000	120,391
Series FK, 5.00%, 5/1/2034	480,000	585,994
Series FN, 5.00%, 10/1/2022	300,000	331,698
Series FN, 5.00%, 10/1/2025	335,000	405,688
Series FT, 4.00%, 1/1/2037	100,000	113,488
Series FT, 5.00%, 1/1/2027	115,000	143,154
Series FT, 5.00%, 1/1/2029	1,000,000	1,262,730
Series FT, 5.00%, 1/1/2031	1,145,000	1,428,605
Series FT, 5.00%, 1/1/2036	250,000	307,925
Series FW, 5.00%, 1/1/2023	1,500,000	1,671,780
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2034	535,000	612,543
Series B, 5.00%, 1/1/2025	200,000	236,798
Series B, 5.00%, 1/1/2027	215,000	264,334
Series B, 5.00%, 1/1/2029	265,000	323,284
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	75,078
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	339,996
Series A, 5.00%, 7/1/2035	500,000	615,445
Series A, 5.00%, 7/1/2036	255,000	303,848
Series A, 5.00%, 7/1/2037	2,115,000	2,584,741
Series A, 5.00%, 7/1/2040	525,000	606,659
Series B, 4.00%, 7/1/2032	5,560,000	6,178,684
Series B, 4.00%, 7/1/2033	1,810,000	2,032,214
Series B, 5.00%, 7/1/2021	60,000	63,496
Series B, 5.00%, 7/1/2022	100,000	109,540
Series B, 5.00%, 7/1/2024	170,000	198,331
Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 10/1/2034	500,000	554,935
Series A, 5.00%, 10/1/2021	335,000	357,870
Series A, 5.00%, 10/1/2025	260,000	314,382
Series A, 5.00%, 10/1/2028	150,000	180,044
Series A, 5.00%, 10/1/2029	635,000	760,571
Series A, 5.00%, 10/1/2032	185,000	219,164
Series A, 5.00%, 9/1/2034	1,750,000	2,194,902
Series A, 5.00%, 10/1/2036	590,000	693,468
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2038	$ 440,000	$ 514,246
Series A, 5.00%, 10/1/2039	120,000	140,003
Series B, 5.00%, 10/1/2029	530,000	634,807
Series B, 5.00%, 10/1/2030	210,000	250,202
Series C, 3.00%, 8/1/2040	5,000,000	5,168,650
Series C, 4.00%, 10/1/2033	650,000	724,542
Series D, 5.00%, 9/1/2023	320,000	364,653
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	638,752
		45,605,599
IDAHO — 0.0% (c)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	98,720
5.00%, 8/1/2030	250,000	307,120
		405,840
ILLINOIS — 1.5%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	103,715
Chicago, IL, Park District, General Obligation Series A, 5.00%, 1/1/2039	365,000	399,266
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (b)	250,000	304,168
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	753,935
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	683,232
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	297,990
4.00%, 1/1/2025	350,000	396,385
4.00%, 7/1/2025	385,000	440,305
5.00%, 1/1/2021	490,000	508,997
5.00%, 1/1/2022	170,000	182,968
5.00%, 1/1/2023	1,020,000	1,135,209
5.00%, 7/1/2023	165,000	186,602
5.00%, 1/1/2024	455,000	521,671
5.00%, 7/1/2024	1,720,000	2,001,719
5.00%, 7/1/2025	150,000	179,481
5.00%, 7/1/2026	390,000	476,638
5.00%, 1/1/2027	1,660,000	2,043,488
5.00%, 7/1/2027	565,000	698,928
5.00%, 1/1/2028	250,000	308,638
5.00%, 7/1/2028	125,000	150,188
5.00%, 7/1/2029	165,000	197,503
5.00%, 1/1/2030	350,000	418,148

103

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2031	$ 2,000,000	$ 2,547,060
5.00%, 7/1/2036	125,000	150,038
Series A, 5.00%, 10/1/2026	355,000	414,207
Series A, 5.00%, 10/1/2029	125,000	145,245
Series A, 5.00%, 10/1/2033	100,000	115,206
Series A, 5.00%, 10/1/2038	380,000	435,309
Illinois, State Sales Tax Revenue:
Series C, 4.00%, 6/15/2021	130,000	133,527
Series C, 5.00%, 6/15/2022	205,000	218,684
Illinois, State Toll Highway Authority Revenue:
4.00%, 1/1/2044	500,000	562,375
Series A, 4.00%, 12/1/2031	2,210,000	2,456,901
Series A, 5.00%, 12/1/2031	1,010,000	1,185,215
Series A, 5.00%, 12/1/2032	60,000	70,241
Series A, 5.00%, 1/1/2035	480,000	582,893
Series B, 5.00%, 1/1/2032	605,000	681,902
Series B, 5.00%, 1/1/2036	1,060,000	1,236,566
Series B, 5.00%, 1/1/2037	445,000	503,401
Series B, 5.00%, 1/1/2038	2,050,000	2,346,168
Series B, 5.00%, 1/1/2040	335,000	385,391
Series C, 5.00%, 1/1/2028	315,000	367,794
Series C, 5.00%, 1/1/2036	215,000	245,330
Series D, 5.00%, 1/1/2022	185,000	198,997
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	431,924
Series D, 5.00%, 1/1/2029	1,600,000	1,803,712
Series D, 5.00%, 1/1/2032	410,000	457,236
Series D, 5.00%, 1/1/2035	485,000	536,342
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	465,000	527,687
5.00%, 1/1/2027	300,000	346,689
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	553,799
McHenry County Conservation District, General Obligation 5.00%, 2/1/2024	300,000	343,536
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	206,159
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	549,735
Series A, 5.00%, 12/1/2025	1,300,000	1,558,193
Series A, 5.00%, 12/1/2026	500,000	580,185
Series A, 5.00%, 12/1/2028	350,000	422,611
Series A, 5.00%, 12/1/2030	570,000	680,648
Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/2039	$ 190,000	$ 214,288
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,406,000
Series A, 5.00%, 1/1/2029	375,000	447,761
Series A, 5.00%, 1/1/2030	1,950,000	2,316,561
Series A, 5.00%, 1/1/2036	500,000	583,395
Series A, 5.00%, 1/1/2038	1,015,000	1,177,045
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	269,205
		43,784,335
INDIANA — 0.8%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,639,929
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	329,712
5.00%, 2/1/2027	110,000	135,429
Series A, 5.00%, 2/1/2026	6,070,000	7,402,426
Series A, 5.00%, 6/1/2028	145,000	183,100
Series A, 5.00%, 6/1/2035	145,000	177,596
Series B, 5.00%, 2/1/2021	445,000	463,686
Series C, 5.00%, 12/1/2023	145,000	166,364
Series C, 5.00%, 12/1/2024	380,000	449,023
Series C, 5.00%, 12/1/2025	385,000	466,805
Series C, 5.00%, 6/1/2027	225,000	278,321
Series C, 5.00%, 6/1/2028	270,000	333,023
Series C, 5.00%, 2/1/2030	2,310,000	2,907,158
Indiana, University Revenue:
Series A, 4.00%, 6/1/2042	1,525,000	1,651,239
Series A, 5.00%, 6/1/2023	100,000	113,045
Series A, 5.00%, 6/1/2041	2,510,000	2,977,688
Series W-2, 5.00%, 8/1/2026	340,000	397,151
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,260,230
Indianapolis, IN, Local Public Improvement Bond Bank Revenue 4.00%, 1/1/2037	670,000	759,318
		24,091,243
IOWA — 0.3%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	5,275,000	5,999,152
5.00%, 8/1/2024	625,000	733,406
5.00%, 8/1/2034	225,000	265,905
5.00%, 8/1/2037	350,000	426,598
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	476,328
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	113,078

104

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2028	$ 100,000	$ 121,593
		8,136,060
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	426,324
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,332,888
Series B, 4.00%, 9/1/2036	575,000	637,221
Johnson County, KS, Unified School District No. 233 Olathe, General Obligation Series C, 5.00%, 9/1/2027	125,000	132,467
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	471,479
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	227,908
Kansas, Development Finance Authority Revenue Series D-2, 4.00%, 4/1/2038	275,000	284,130
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	524,840
5.00%, 9/1/2026	490,000	589,220
5.00%, 9/1/2027	390,000	467,372
5.00%, 9/1/2030	660,000	783,262
5.00%, 9/1/2034	270,000	319,097
5.00%, 9/1/2035	1,365,000	1,610,086
Series A, 3.00%, 9/1/2024	150,000	162,160
Series A, 5.00%, 9/1/2021	265,000	282,008
Series A, 5.00%, 9/1/2026	1,700,000	2,098,837
Series A, 5.00%, 9/1/2029	290,000	337,679
Series A, 5.00%, 9/1/2035	1,280,000	1,569,498
Series A, 5.00%, 9/1/2037	275,000	334,598
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	118,685
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	1,875,000	2,088,675
		14,798,434
Security Description	Principal Amount	Value
KENTUCKY — 0.1%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	$ 100,000	$ 115,478
Series A, 5.00%, 7/1/2025	160,000	189,117
Series A, 5.00%, 7/1/2030	145,000	161,797
Series B, 5.00%, 7/1/2021	195,000	205,823
Series B, 5.00%, 7/1/2023	125,000	140,405
Series B, 5.00%, 7/1/2024	125,000	144,348
Series B, 5.00%, 7/1/2025	230,000	271,855
Series B, 5.00%, 7/1/2026	120,000	144,590
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	100,000	101,422
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	372,794
Series A, 3.25%, 4/1/2039	255,000	263,407
Series A, 5.00%, 10/1/2026	150,000	182,918
		2,293,954
LOUISIANA — 0.6%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 4.00%, 2/1/2039	2,000,000	2,251,300
Series A, 4.00%, 2/1/2040	605,000	679,209
Series B, 5.00%, 2/1/2039	4,295,000	4,952,779
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (b)	305,000	352,095
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue:
4.00%, 10/1/2041 (b)	100,000	107,931
5.00%, 10/1/2035	125,000	142,275
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	204,741
Series B, 5.00%, 5/1/2023	265,000	298,109
Series B, 5.00%, 5/1/2025	635,000	756,198
Series B, 5.00%, 5/1/2026	100,000	122,086
Series B, 5.00%, 5/1/2027	475,000	546,431
Series B, 5.00%, 5/1/2028	460,000	528,384
Series B, 5.00%, 5/1/2030	350,000	400,708
Series B, 5.00%, 5/1/2033	115,000	131,174
Series B, 5.00%, 5/1/2036	160,000	181,942
Series C, 5.00%, 5/1/2028	250,000	314,318
Series C, 5.00%, 5/1/2030	405,000	504,334
Series C, 5.00%, 5/1/2034	1,395,000	1,714,623
Series C, 5.00%, 5/1/2037	325,000	395,502
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	105,112

105

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/1/2035	$ 740,000	$ 933,251
Series A, 5.00%, 3/1/2036	680,000	854,325
Series B, 4.00%, 10/1/2034	285,000	320,961
Series B, 4.00%, 10/1/2035	230,000	258,343
Series B, 4.00%, 10/1/2036	250,000	279,895
Series B, 5.00%, 8/1/2027	280,000	342,882
Series C, 5.00%, 8/1/2023	210,000	238,037
Series D, 5.00%, 9/1/2029	390,000	474,880
Series D-1, 5.00%, 12/1/2028	350,000	408,429
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	79,878
		18,880,132
MAINE — 0.2%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2027	130,000	152,235
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	135,164
Series D, 5.00%, 6/1/2028	3,435,000	4,406,830
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	155,000	189,656
		4,883,885
MARYLAND — 3.5%
Baltimore, MD, Revenue:
4.00%, 3/1/2034	565,000	660,327
4.00%, 3/1/2035	1,000,000	1,161,840
Series A, 4.00%, 7/1/2044	580,000	650,279
Series A, 5.00%, 7/1/2046	230,000	268,796
Series B, 4.00%, 7/1/2035	330,000	369,762
Series C, 5.00%, 7/1/2043	120,000	134,732
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,486,121
Series B, 5.00%, 10/15/2024	250,000	294,553
Series B, 5.00%, 10/15/2025	2,290,000	2,770,327
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2024	280,000	323,674
Series A, 5.00%, 2/15/2031	4,000,000	5,030,760
Series D, 5.00%, 2/15/2029	1,970,000	2,503,732
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	214,643
5.00%, 5/1/2031	4,925,000	6,121,627
5.00%, 5/1/2034	2,000,000	2,466,240
5.00%, 5/1/2037	1,920,000	2,347,776
5.00%, 5/1/2038	200,000	243,728
5.00%, 5/1/2041	2,000,000	2,338,560
Maryland, State Department of Transportation Revenue:
2.80%, 2/1/2026	1,390,000	1,449,297
Security Description	Principal Amount	Value
3.00%, 12/15/2030	$ 2,365,000	$ 2,461,397
3.50%, 10/1/2033	3,220,000	3,501,235
4.00%, 9/1/2025	445,000	512,894
4.00%, 12/15/2025	290,000	320,986
4.00%, 11/1/2027	850,000	957,083
4.00%, 5/1/2028	1,225,000	1,389,052
4.00%, 11/1/2029	1,265,000	1,419,229
5.00%, 2/15/2023	1,565,000	1,752,237
5.00%, 12/15/2023	175,000	201,248
5.00%, 2/1/2024	345,000	385,586
5.00%, 11/1/2026	105,000	123,487
5.00%, 5/1/2027	1,435,000	1,709,386
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,182,229
4.00%, 6/1/2028	1,245,000	1,384,714
4.00%, 6/1/2030	100,000	110,571
5.00%, 6/1/2020	150,000	152,429
5.00%, 6/1/2026	2,100,000	2,439,612
Series A, 4.00%, 3/1/2027	2,900,000	3,164,335
Series A, 4.00%, 3/15/2030	1,760,000	2,037,358
Series A, 5.00%, 3/15/2022	100,000	108,517
Series A, 5.00%, 3/1/2023	450,000	504,724
Series A, 5.00%, 8/1/2023	1,390,000	1,580,291
Series A, 5.00%, 3/1/2024	545,000	611,572
Series A, 5.00%, 8/1/2024	835,000	959,687
Series A, 5.00%, 3/1/2025	210,000	235,652
Series A, 5.00%, 3/15/2025	315,000	375,927
Series A, 5.00%, 8/1/2025	360,000	434,048
Series A, 5.00%, 3/1/2026	225,000	252,484
Series A, 5.00%, 8/1/2027	4,160,000	5,256,160
Series A, 5.00%, 8/1/2031	4,000,000	5,195,240
Series B, 4.00%, 8/1/2025	180,000	207,230
Series B, 5.00%, 8/1/2022	360,000	395,860
Series C, 5.00%, 8/1/2020	135,000	138,070
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	109,696
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	157,589
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue:
3.00%, 3/1/2027	1,365,000	1,449,848
5.00%, 3/1/2021	50,000	52,261
Montgomery, MD, State General Obligation:
Series A, 5.00%, 11/1/2028	575,000	673,095
Series B, 4.00%, 12/1/2025	355,000	393,031
Series B, 5.00%, 12/1/2024	105,000	120,538
Series B, 5.00%, 11/1/2027	305,000	357,494
Series C, 4.00%, 10/1/2030	410,000	477,888
Prince George's County, MD, General Obligation:

106

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 9/1/2025	$ 135,000	$ 152,256
Series A, 5.00%, 7/1/2023	500,000	566,930
Series A, 5.00%, 7/1/2024	1,015,000	1,187,063
Series A, 5.00%, 7/15/2028	7,000,000	9,021,460
State of Maryland Department of Transportation 5.00%, 11/1/2024	11,195,000	13,224,877
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	525,050
3.00%, 6/1/2029	1,310,000	1,375,775
3.00%, 6/15/2034	285,000	298,640
5.00%, 6/1/2021	420,000	443,234
5.00%, 6/15/2024	200,000	233,586
		103,117,615
MASSACHUSETTS — 4.4%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	810,000	911,469
Series A, 5.00%, 5/1/2023	3,000,000	3,394,800
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2023	335,000	378,701
Series A, 5.00%, 6/1/2024	120,000	139,985
Series A, 5.00%, 6/1/2027	160,000	185,661
Series A, 5.00%, 6/1/2032	275,000	316,891
Series A, 5.00%, 6/1/2034	865,000	993,911
Series A, 5.00%, 6/1/2040	3,380,000	3,959,231
Series A, 5.00%, 6/1/2043	105,000	126,845
Series A, 5.25%, 6/1/2043	3,000,000	3,715,080
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	425,000	448,655
Series A, Zero Coupon, 7/1/2029	2,500,000	2,064,650
Series A, Zero Coupon, 7/1/2032	7,000,000	5,242,160
Series A, 2.00%, 7/1/2028	140,000	143,657
Series A, 4.00%, 7/1/2035	380,000	418,809
Series A, 5.00%, 7/1/2040	115,000	133,537
Series A-2, 5.00%, 7/1/2042	2,295,000	2,748,469
Series B, 5.00%, 7/1/2025	2,090,000	2,514,312
Series B, 5.00%, 7/1/2026	250,000	299,947
Series B, 5.00%, 7/1/2030	145,000	171,758
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2024	20,000	20,453
5.00%, 2/1/2031	250,000	300,165
Series 20, 5.00%, 2/1/2042	50,000	57,830
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,354,632
Series A, 4.00%, 5/1/2029	1,975,000	2,218,873
Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2037	$ 250,000	$ 291,945
Series B, 5.00%, 5/1/2039	415,000	470,851
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	161,248
Series A, 4.00%, 7/15/2036	575,000	657,328
Series A, 5.00%, 7/15/2027	100,000	123,741
Series A, 5.00%, 7/15/2028	115,000	141,746
Series A, 5.00%, 7/15/2030	140,000	171,730
Series A, 5.00%, 7/15/2033	1,135,000	1,382,328
Series T, 4.00%, 7/1/2042	100,000	110,314
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,504,027
Series A, 5.00%, 1/1/2024	3,675,000	4,235,217
Series A, 5.00%, 7/1/2025	1,000,000	1,204,790
Series A, 5.00%, 7/1/2026	1,500,000	1,853,145
Series A, 5.00%, 7/1/2029	4,250,000	5,185,935
Series A, 5.00%, 3/1/2032	1,215,000	1,392,609
Series A, 5.00%, 4/1/2034	100,000	122,172
Series A, 5.00%, 7/1/2035	2,000,000	2,362,500
Series A, 5.00%, 3/1/2036	1,130,000	1,287,816
Series A, 5.00%, 4/1/2036	190,000	231,030
Series A, 5.00%, 7/1/2036	2,000,000	2,358,000
Series A, 5.00%, 1/1/2037	100,000	122,441
Series A, 5.00%, 3/1/2037	110,000	125,169
Series A, 5.00%, 4/1/2037	150,000	181,914
Series A, 5.00%, 3/1/2038	100,000	113,564
Series A, 5.00%, 1/1/2042	135,000	163,123
Series A, 5.00%, 4/1/2042	250,000	299,845
Series A, 5.00%, 1/1/2044	3,000,000	3,611,550
Series B, 4.00%, 7/1/2026	100,000	117,181
Series B, 5.00%, 7/1/2023	150,000	170,190
Series B, 5.00%, 7/1/2025	1,120,000	1,349,365
Series B, 5.00%, 7/1/2027	115,000	145,132
Series B, 5.00%, 1/1/2028	5,000,000	6,365,450
Series B, 5.00%, 7/1/2028	330,000	424,367
Series B, 5.00%, 7/1/2030	250,000	330,695
Series B, 5.00%, 7/1/2033	1,045,000	1,261,451
Series B, 5.00%, 7/1/2036	100,000	119,969
Series B, 5.00%, 4/1/2037	3,850,000	4,669,126
Series C, 5.00%, 10/1/2021	2,535,000	2,707,126
Series C, 5.00%, 10/1/2026	1,170,000	1,454,099
Series C, 5.00%, 10/1/2027	350,000	444,115
Series D, 3.13%, 9/1/2034	180,000	188,183
Series D, 5.00%, 7/1/2027	250,000	315,505
Series D-2-R, 1.70%, 8/1/2043 (a)	355,000	359,477
Series E, 3.00%, 12/1/2023	2,000,000	2,146,080
Series E, 3.00%, 4/1/2044	180,000	181,919
Series E, 3.25%, 9/1/2040	1,325,000	1,369,851
Series E, 4.00%, 9/1/2039	2,750,000	3,023,157
Series E, 4.00%, 9/1/2041	4,000,000	4,361,600
Series E, 4.00%, 4/1/2042	1,980,000	2,144,677

107

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series E, 5.00%, 9/1/2023	$ 205,000	$ 226,133
Series E, 5.00%, 11/1/2027	105,000	133,474
Series E, 5.00%, 9/1/2029	380,000	418,737
Series E, 5.00%, 9/1/2030	385,000	423,712
Series F, 3.00%, 11/1/2028	100,000	104,367
Series H, 5.00%, 12/1/2022	195,000	217,015
Series I, 5.00%, 12/1/2034	395,000	480,423
Series J, 4.00%, 12/1/2039	225,000	250,427
Series J, 4.00%, 12/1/2045	150,000	164,351
Series J, 5.00%, 12/1/2036	110,000	133,166
Series J, 5.00%, 12/1/2037	2,710,000	3,270,076
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	245,000	284,771
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	125,253
Series A, 5.00%, 2/15/2035	200,000	227,474
Series A, 5.00%, 2/15/2036	1,655,000	1,879,517
Series B, 4.00%, 2/15/2040	400,000	427,632
Series B, 5.00%, 11/15/2029	125,000	153,504
Series C, 5.00%, 8/15/2025	135,000	163,018
Series C, 5.00%, 11/15/2034	420,000	508,801
Series C, 5.00%, 8/15/2037	1,065,000	1,250,054
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,626,224
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	176,517
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,542,348
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,984,219
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,532,340
Series C, 5.00%, 1/1/2024	1,795,000	2,065,596
University of Massachusetts Building Authority Revenue:
5.00%, 11/1/2037	140,000	171,644
Series 1, 5.00%, 11/1/2032	170,000	202,519
Series 1, 5.00%, 11/1/2039	210,000	242,052
Series 1, 5.00%, 11/1/2040	2,130,000	2,497,915
Series 1, 5.00%, 11/1/2044	135,000	154,676
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,939,832
		129,753,061
MICHIGAN — 0.8%
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	407,487
Michigan, State Building Authority Revenue:
Security Description	Principal Amount	Value
5.00%, 4/15/2026	$ 2,000,000	$ 2,445,880
Series A, 5.00%, 8/15/2040	1,300,000	1,500,135
Series B, 5.00%, 2/15/2038	1,775,000	2,192,657
Series I, 4.00%, 4/15/2040	135,000	145,538
Series I, 5.00%, 10/15/2021	140,000	149,562
Series I, 5.00%, 10/15/2028	100,000	122,306
Series I, 5.00%, 10/15/2030	390,000	471,533
Series I, 5.00%, 4/15/2031	545,000	642,735
Series I, 5.00%, 10/15/2032	255,000	306,668
Series I, 5.00%, 10/15/2033	330,000	396,089
Series I, 5.00%, 4/15/2038	295,000	343,973
Series I, 5.00%, 4/15/2041	130,000	152,954
Michigan, State Finance Authority Revenue:
5.00%, 11/1/2034	285,000	352,559
5.00%, 11/1/2036	250,000	307,503
Series A, 5.00%, 5/1/2025	375,000	443,351
Series B, 5.00%, 10/1/2025	230,000	278,675
Series B, 5.00%, 10/1/2028	250,000	306,773
Series I, 4.00%, 10/15/2035	225,000	249,217
Series I, 5.00%, 4/15/2022	295,000	320,786
Series I, 5.00%, 4/15/2028	175,000	209,976
Series I, 5.00%, 4/15/2030	155,000	183,394
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	266,980
Series A, 5.00%, 12/1/2021	110,000	118,177
Series B, 5.00%, 11/1/2022	150,000	166,412
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	175,246
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	333,816
5.00%, 4/1/2040	465,000	550,746
Series A, 5.00%, 4/1/2021	2,500,000	2,622,700
Series A, 5.00%, 4/1/2022	4,705,000	5,118,099
Series A, 5.00%, 4/1/2025	225,000	269,228
Series A, 5.00%, 4/1/2034	450,000	553,217
Series A, 5.00%, 4/1/2042	545,000	658,556
		22,762,928
MINNESOTA — 1.3%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	128,385
Series A, 4.00%, 2/1/2028	100,000	111,354
Series A, 5.00%, 2/1/2026	500,000	597,140
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,704,128
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	603,745
5.00%, 12/15/2029	225,000	257,153

108

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	$ 360,000	$ 393,109
Series C, 5.00%, 3/1/2025	125,000	149,019
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,684,646
Series C, 5.00%, 1/1/2036	100,000	120,602
Minnesota, State General Fund Revenue:
5.00%, 6/1/2021	1,395,000	1,471,767
Series A, 5.00%, 6/1/2027	105,000	118,065
Minnesota, State General Obligation:
Series A, 5.00%, 10/1/2021	315,000	336,505
Series A, 5.00%, 8/1/2028	150,000	179,489
Series A, 5.00%, 10/1/2028	205,000	259,278
Series A, 5.00%, 8/1/2038	1,000,000	1,246,050
Series B, 3.00%, 8/1/2030	120,000	126,161
Series B, 3.38%, 8/1/2035	200,000	212,272
Series B, 5.00%, 8/1/2025	140,000	168,881
Series D, 5.00%, 8/1/2022	5,460,000	6,003,870
Series D, 5.00%, 8/1/2023	2,745,000	3,120,790
Series D, 5.00%, 8/1/2025	530,000	639,334
Series E, 5.00%, 10/1/2027	100,000	126,974
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	151,427
Mississippi, State General Obligation Series D, 5.00%, 10/1/2026	325,000	403,679
North State Paul-Maplewood-Oakdale Independent School District No 622 3.00%, 2/1/2039	3,000,000	3,096,240
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	900,000	1,069,002
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	367,861
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	589,682
Series A, 5.00%, 4/1/2041	350,000	412,394
Series A, 5.00%, 9/1/2041	200,000	242,608
Series B, 5.00%, 12/1/2027	2,965,000	3,778,299
Series B, 5.00%, 10/1/2028	3,000,000	3,879,390
		36,749,299
Security Description	Principal Amount	Value
MISSISSIPPI — 0.4%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	$ 415,000	$ 507,603
Series A, 5.00%, 8/1/2027	250,000	305,785
Mississippi, State General Obligation:
Series A, 5.00%, 10/1/2027	330,000	395,878
Series A, 5.00%, 10/1/2031	1,850,000	2,302,473
Series A, 5.00%, 10/1/2032	415,000	514,998
Series A, 5.00%, 10/1/2034	135,000	166,783
Series B, 5.00%, 12/1/2026	110,000	136,507
Series B, 5.00%, 12/1/2028	250,000	308,263
Series B, 5.00%, 12/1/2030	1,880,000	2,299,296
Series B, 5.00%, 12/1/2031	150,000	182,997
Series B, 5.00%, 12/1/2032	1,235,000	1,502,587
Series B, 5.00%, 12/1/2033	120,000	135,372
Series B, 5.00%, 12/1/2034	100,000	121,190
Series B, 5.00%, 12/1/2036	100,000	120,626
Series C, 5.00%, 10/1/2024	300,000	353,055
Series C, 5.00%, 10/1/2026	1,050,000	1,263,308
Series C, 5.00%, 10/1/2027	195,000	233,928
Series F, 5.00%, 11/1/2029	150,000	179,370
Mississippi, State University Educational Building Corp., Revenue:
Series A, 4.00%, 8/1/2041	100,000	106,337
Series A, 4.00%, 8/1/2043	135,000	147,601
		11,283,957
MISSOURI — 0.4%
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	659,786
Series A, 5.00%, 2/1/2028	225,000	285,752
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	216,366
Series A, 4.00%, 1/1/2040	320,000	345,853
Series A, 5.00%, 1/1/2029	120,000	140,450
Series A, 5.00%, 1/1/2032	100,000	124,524
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	380,643
Series A, 5.00%, 5/1/2037	350,000	424,340
Series A, 5.00%, 5/1/2042	4,865,000	5,822,578
Series B, 5.00%, 5/1/2033	100,000	117,680
Series B, 5.00%, 5/1/2034	220,000	258,751
Series B, 5.00%, 5/1/2036	170,000	199,410
Series C, 4.00%, 5/1/2041	1,790,000	1,964,203
Missouri State, Environmental Improvement & Resources Authority Revenue Series B, 5.00%, 1/1/2025	115,000	136,651

109

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	$ 150,000	$ 167,291
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	470,938
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	28,535
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	227,304
		11,971,055
NEBRASKA — 0.6%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,455,000
5.00%, 9/1/2032	310,000	377,853
5.00%, 9/1/2034	310,000	376,027
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	178,693
Series A, 5.00%, 2/1/2028	465,000	561,418
Series C, 5.00%, 2/1/2043	3,720,000	4,270,039
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	176,040
3.25%, 12/15/2034	315,000	327,505
4.00%, 12/15/2038	500,000	543,620
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	5,000,000	6,358,900
Series A, 4.00%, 7/15/2030	500,000	578,600
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,814,700
		19,018,395
NEVADA — 1.3%
Clark County, NV, Department of Aviation, Revenue Series B, 5.00%, 7/1/2033	5,000,000	6,357,500
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	111,151
3.00%, 7/1/2035	800,000	827,384
3.00%, 7/1/2038	1,695,000	1,747,765
4.00%, 7/1/2031	150,000	172,518
4.00%, 7/1/2033	1,500,000	1,740,480
5.00%, 6/1/2021	355,000	374,536
5.00%, 6/1/2022	300,000	327,522
5.00%, 6/1/2025	430,000	514,138
5.00%, 6/1/2026	150,000	183,900
5.00%, 6/1/2027	110,000	137,683
Security Description	Principal Amount	Value
5.00%, 11/1/2028	$ 145,000	$ 171,145
5.00%, 11/1/2032	1,475,000	1,724,880
Series A, 5.00%, 11/1/2022	290,000	321,216
Series A, 5.00%, 11/1/2023	195,000	223,072
Series A, 5.00%, 11/1/2024	180,000	212,081
Series A, 5.00%, 11/1/2026	420,000	512,900
Series A, 5.00%, 6/1/2027	140,000	175,232
Series A, 5.00%, 6/1/2031	2,165,000	2,718,331
Series B, 5.00%, 11/1/2023	110,000	125,836
Series B, 5.00%, 11/1/2024	170,000	200,299
Series B, 5.00%, 11/1/2025	100,000	120,927
Series B, 5.00%, 11/1/2026	180,000	222,818
Series B, 5.00%, 11/1/2028	120,000	147,257
Series B, 5.00%, 12/1/2030	525,000	668,167
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	122,397
5.00%, 7/1/2036	125,000	151,120
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	115,708
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	147,450
5.00%, 7/1/2025	250,000	301,197
5.00%, 7/1/2026	995,000	1,226,457
5.00%, 7/1/2027	200,000	245,148
Las Vegas Valley, NV, Water District, General Obligation:
5.00%, 6/1/2039	4,135,000	4,781,755
Series A, 5.00%, 6/1/2027	175,000	214,203
Series A, 5.00%, 6/1/2031	125,000	150,605
Series A, 5.00%, 6/1/2032	100,000	120,404
Series A, 5.00%, 6/1/2037	200,000	238,218
Series A, 5.00%, 6/1/2041	2,675,000	3,159,255
Series B, 5.00%, 12/1/2025	150,000	179,615
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	330,192
Series C, 4.00%, 9/1/2037	140,000	153,247
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	804,015
4.00%, 12/1/2032	910,000	1,034,270
5.00%, 12/1/2020	450,000	465,948
5.00%, 12/1/2021	320,000	343,597
5.00%, 12/1/2026	310,000	379,951
5.00%, 12/1/2028	560,000	680,344
5.00%, 12/1/2030	185,000	228,203
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	132,245
5.00%, 7/1/2031	105,000	126,751
5.00%, 7/1/2034	145,000	173,922

110

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2037	$ 500,000	$ 594,545
		36,639,500
NEW HAMPSHIRE — 0.0% (c)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	719,706
NEW JERSEY — 0.4%
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	500,000	583,995
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	207,412
Series A, 5.00%, 9/1/2032	120,000	144,200
Series A, 5.00%, 9/1/2036	1,335,000	1,587,088
New Jersey, Environmental Infrastructure Trust Revenue 5.00%, 9/1/2026	510,000	632,589
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2030	2,615,000	3,272,097
Series B, 5.00%, 7/1/2031	1,030,000	1,287,459
Series D, 4.00%, 7/1/2045	220,000	243,445
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	270,617
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	825,212
Toms River, NJ, Board of Education, General Obligation 3.00%, 7/15/2035	1,000,000	1,029,480
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,516,836
		11,600,430
NEW MEXICO — 0.3%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	140,000	148,114
5.00%, 7/1/2022	555,000	608,380
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	246,219
Series 2017, 5.00%, 8/1/2025	230,000	276,895
Series 2017, 5.00%, 8/1/2027	145,000	178,178
Security Description	Principal Amount	Value
New Mexico, State Finance Authority Revenue Series B1, 5.00%, 6/15/2027	$ 115,000	$ 133,208
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	294,887
Series A, 5.00%, 3/1/2021	135,000	141,103
Series A, 5.00%, 3/1/2022	100,000	108,324
Series B, 5.00%, 3/1/2022	4,365,000	4,728,343
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2021	140,000	148,135
Series A, 5.00%, 7/1/2025	120,000	143,867
Series B, 4.00%, 7/1/2021	120,000	125,198
Series B, 4.00%, 7/1/2022	340,000	364,092
Series B, 4.00%, 7/1/2023	100,000	109,786
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	413,187
Series A, 5.00%, 7/1/2025	645,000	773,284
Series B, 4.00%, 7/1/2024	200,000	224,600
Series B, 5.00%, 7/1/2026	100,000	122,563
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	467,026
		9,755,389
NEW YORK — 17.7%
Battery Park City, NY, Authority Revenue:
Series A, 5.00%, 11/1/2028	120,000	137,372
Series B, 5.00%, 11/1/2038	500,000	638,395
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	144,864
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	267,527
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,289,059
Series A, 5.00%, 11/15/2045	230,000	260,509
Series A, 5.25%, 11/15/2035	250,000	306,530
Series B1, 5.00%, 11/15/2034	7,615,000	9,412,597
Series B-1, 5.00%, 11/15/2036	350,000	421,291
Series B2, 4.00%, 11/15/2033	330,000	376,071
Series B2, 5.00%, 11/15/2025	2,520,000	3,058,322
Series B2, 5.00%, 11/15/2026	5,045,000	6,243,087

111

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	$ 155,000	$ 171,686
Series A, 3.88%, 7/1/2042	200,000	212,868
Series A, 5.00%, 7/1/2030	205,000	257,008
Series C, 5.00%, 7/1/2028	200,000	252,920
New York & New Jersey, Port Authority Revenue:
4.00%, 9/1/2038	500,000	576,845
4.00%, 12/15/2038	100,000	109,173
4.00%, 6/15/2044	180,000	195,143
5.00%, 7/15/2030	500,000	635,890
5.00%, 7/15/2032	1,625,000	2,049,239
5.00%, 7/15/2033	1,915,000	2,405,029
5.00%, 7/15/2035	360,000	448,877
Series 189, 5.00%, 5/1/2040	5,000,000	5,858,900
Series 190, 5.00%, 5/1/2032	1,075,000	1,088,556
Series 190, 5.00%, 5/1/2035	1,375,000	1,391,596
Series 198, 5.00%, 11/15/2036	145,000	176,100
Series 198, 5.00%, 11/15/2041	160,000	192,638
Series 205, 5.00%, 11/15/2032	5,510,000	6,850,087
Series 205, 5.00%, 11/15/2035	160,000	197,243
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series BB-2, 5.00%, 6/15/2026	4,000,000	4,737,720
Series BB-2, 5.00%, 6/15/2031	530,000	654,221
Series CC1, 4.00%, 6/15/2033	1,250,000	1,412,750
Series CC-1, 4.00%, 6/15/2037	250,000	280,950
Series DD, 5.00%, 6/15/2025	7,135,000	8,196,189
Series EE, 5.00%, 6/15/2040	4,240,000	5,165,253
Series EE 2, 5.00%, 6/15/2040	1,000,000	1,246,870
Series FF, 5.00%, 6/15/2031	335,000	398,178
Series FF, 5.00%, 6/15/2034	1,750,000	2,184,455
Series FF, 5.00%, 6/15/2039	3,450,000	4,178,598
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,757,390
Series GG, 5.00%, 6/15/2037	190,000	222,613
Series GG, 5.00%, 6/15/2039	350,000	408,670
Series HH, 5.00%, 6/15/2037	3,850,000	4,510,852
Series HH, 5.00%, 6/15/2039	155,000	180,983
Security Description	Principal Amount	Value
Sub-Series CC1, 5.00%, 6/15/2038	$ 145,000	$ 174,177
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2021	365,000	387,736
Series S-, 5.00%, 7/15/2022	100,000	110,246
Series S-, 5.00%, 7/15/2028	160,000	187,830
Series S-, 5.00%, 7/15/2043	220,000	253,825
Series S-1, 4.00%, 7/15/2036	255,000	288,272
Series S-1, 4.00%, 7/15/2040	1,760,000	1,926,795
Series S-1, 5.00%, 7/15/2021	60,000	63,548
Series S-1, 5.00%, 7/15/2022	145,000	159,857
Series S-1, 5.00%, 7/15/2033	5,000,000	6,221,200
Series S-1, 5.00%, 7/15/2043	1,885,000	2,214,046
Series S-3-SUBSER, 5.00%, 7/15/2035	3,000,000	3,708,630
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,114,878
Series S-4A, 5.00%, 7/15/2033	250,000	311,060
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 5/1/2034	250,000	298,580
5.00%, 5/1/2036	245,000	291,699
5.25%, 8/1/2037	4,000,000	5,024,680
Series A-1, 5.00%, 8/1/2023	5,880,000	6,684,972
Series A-1, 5.00%, 8/1/2027	400,000	474,948
Series A-1, 5.00%, 8/1/2029	170,000	202,400
Series A-1, 5.00%, 8/1/2031	150,000	173,868
Series A-1, 5.00%, 8/1/2033	2,915,000	3,637,862
Series A-1, 5.00%, 8/1/2036	2,000,000	2,465,700
Series A-2, 5.00%, 8/1/2036	1,640,000	1,997,389
Series B-1, 4.00%, 8/1/2037	105,000	118,540
Series B-1, 4.00%, 11/1/2042	5,000,000	5,644,150
Series B-1, 5.00%, 8/1/2029	40,000	49,920
Series B-1, 5.00%, 8/1/2030	295,000	358,086
Series B-1, 5.00%, 8/1/2031	175,000	202,846
Series B-1, 5.00%, 8/1/2034	500,000	612,000
Series B-1, 5.00%, 11/1/2035	160,000	189,469
Series B-1, 5.00%, 8/1/2036	520,000	596,284
Series B-1, 5.00%, 8/1/2038	11,095,000	13,272,505
Series B-1, 5.00%, 8/1/2040	3,800,000	4,548,562
Series C, 5.00%, 11/1/2022	100,000	111,000
Series C, 5.00%, 11/1/2023	125,000	143,248
Series C, 5.00%, 11/1/2025	10,395,000	12,614,335
Series C, 5.00%, 11/1/2026	120,000	142,768
Series C, 5.00%, 11/1/2027	150,000	178,228
Series C1, 5.00%, 11/1/2034	7,000,000	8,826,090
Series D-1, 5.00%, 2/1/2026	100,000	115,286
Series E-1, 4.00%, 2/1/2041	110,000	120,830
Series E-1, 5.00%, 2/1/2030	3,370,000	4,053,361
Series E-1, 5.00%, 2/1/2041	670,000	772,979

112

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series F-1, 5.00%, 5/1/2032	$ 5,500,000	$ 6,745,090
Series F-1, 5.00%, 5/1/2039	115,000	138,262
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	1,430,000	1,561,789
New York, NY, General Obligation:
Series A, 3.00%, 8/1/2036	17,000,000	17,721,990
Series A, 4.00%, 8/1/2037	1,355,000	1,552,383
Series A, 5.00%, 8/1/2023	5,000,000	5,678,850
Series A, 5.00%, 8/1/2024	3,500,000	4,098,535
Series A, 5.00%, 8/1/2026	125,000	149,772
Series B, 5.00%, 8/1/2025	150,000	175,140
Series B-1, 5.00%, 10/1/2031	2,185,000	2,815,045
Series B-1, 5.00%, 12/1/2031	160,000	195,314
Series B-1, 5.00%, 10/1/2032	1,680,000	2,148,149
Series B-1, 5.00%, 10/1/2036	400,000	486,812
Series B-1, 5.00%, 10/1/2037	4,730,000	5,733,375
Series B-1, 5.00%, 12/1/2037	500,000	597,955
Series B-1, 5.00%, 10/1/2038	300,000	362,682
Series B-1, 5.00%, 12/1/2038	3,095,000	3,691,066
Series C, 5.00%, 8/1/2020	110,000	112,483
Series C, 5.00%, 4/15/2023	1,390,000	1,573,953
Series C, 5.00%, 8/1/2024	1,450,000	1,697,964
Series C, 5.00%, 8/1/2025	425,000	502,511
Series C, 5.00%, 8/1/2026	405,000	495,380
Series C, 5.00%, 8/1/2027	120,000	145,454
Series C, 5.00%, 8/1/2028	1,360,000	1,679,396
Series C, 5.00%, 8/1/2034	3,365,000	3,908,044
Series D1, 4.00%, 12/1/2042	255,000	285,937
Series D1, 4.00%, 12/1/2043	3,500,000	3,916,290
Series E, 4.00%, 8/1/2026	250,000	292,172
Series E, 5.00%, 8/1/2028	160,000	195,723
Series E, 5.00%, 8/1/2032	2,500,000	3,161,900
Series E-1, 4.00%, 3/1/2041	500,000	558,165
Series E-1, 5.00%, 3/1/2040	4,000,000	4,850,640
Series F-1, 5.00%, 6/1/2026	165,000	196,868
Series I, 5.00%, 3/1/2022	60,000	64,994
Series J-7, 5.00%, 8/1/2020	350,000	357,899
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.00%, 11/15/2026	870,000	1,076,608
Series A, 5.25%, 11/15/2027	250,000	315,190
Series A, 5.25%, 11/15/2032	730,000	902,302
Series A, 5.25%, 11/15/2034	560,000	688,246
Security Description	Principal Amount	Value
Series B-2, 4.00%, 11/15/2038	$ 255,000	$ 282,889
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 4/1/2030	400,000	465,000
4.00%, 4/1/2031	230,000	266,328
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	120,000	128,855
5.00%, 11/15/2022	240,000	266,254
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	228,592
5.00%, 7/1/2033	1,500,000	2,056,290
Series 1, 5.00%, 1/15/2029	400,000	506,852
Series 1, 5.00%, 1/15/2030	250,000	314,792
Series 1, 5.00%, 1/15/2031	500,000	625,615
Series A, 2.13%, 7/1/2041 (a)	865,000	863,521
Series A, 2.50%, 7/1/2041 (a)	530,000	530,980
Series A, 3.00%, 7/1/2029	315,000	337,485
Series A, 4.00%, 7/1/2034	100,000	113,567
Series A, 4.00%, 7/1/2043	1,350,000	1,497,973
Series A, 5.00%, 7/1/2021	190,000	201,303
Series A, 5.00%, 7/1/2022	2,500,000	2,745,000
Series A, 5.00%, 7/1/2026	1,640,000	2,033,042
Series A, 5.00%, 7/1/2028	2,000,000	2,601,660
Series A, 5.00%, 10/1/2028 (b)	205,000	256,035
Series A, 5.00%, 7/1/2029	2,000,000	2,645,040
Series A, 5.00%, 10/1/2029	4,540,000	5,692,207
Series A, 5.00%, 10/1/2030 (b)	3,040,000	3,760,510
Series A, 5.00%, 10/1/2030	5,000,000	6,138,645
Series A, 5.00%, 10/1/2031	3,000,000	3,646,230
Series A, 5.00%, 7/1/2032	125,000	151,819
Series A, 5.00%, 10/1/2032	3,500,000	4,240,460
Series A, 5.00%, 7/1/2033	600,000	727,572
Series A, 5.00%, 10/1/2033	5,000,000	6,042,200
Series A, 5.00%, 7/1/2034	5,040,000	6,238,210
Series A, 5.00%, 7/1/2035	100,000	120,508
Series A, 5.00%, 7/1/2040	200,000	242,856
Series B, 5.00%, 10/1/2021	225,000	240,887
Series B, 5.00%, 10/1/2030	260,000	317,723
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2026 (b)	125,000	146,791
New York, State Dormitory Authority, Personal Income Tax Revenue:

113

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.25%, 2/15/2040	$ 100,000	$ 103,513
Series A, 5.00%, 2/15/2021	840,000	877,111
Series A, 5.00%, 2/15/2022	3,265,000	3,532,665
Series A, 5.00%, 3/15/2022	190,000	206,182
Series A, 5.00%, 2/15/2023	355,000	397,252
Series A, 5.00%, 3/15/2024	4,560,000	5,279,021
Series A, 5.00%, 2/15/2025	3,280,000	3,896,902
Series A, 5.00%, 3/15/2026	245,000	290,460
Series A, 5.00%, 3/15/2029	1,380,000	1,625,612
Series A, 5.00%, 2/15/2036	5,500,000	6,633,330
Series B, 5.00%, 3/15/2027	110,000	126,997
Series B, 5.00%, 3/15/2028	170,000	195,891
Series B, 5.00%, 2/15/2039	200,000	230,204
Series B, 5.00%, 2/15/2041	1,430,000	1,644,486
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	484,868
Series C, 5.00%, 3/15/2037	105,000	119,325
Series D, 5.00%, 2/15/2022	2,260,000	2,445,275
Series D, 5.00%, 2/15/2025	730,000	867,298
Series D, 5.00%, 2/15/2026	235,000	285,974
Series D, 5.00%, 2/15/2027	100,000	123,012
Series D, 5.00%, 2/15/2028	165,000	202,186
Series E, 5.00%, 3/15/2022	110,000	119,369
Series E, 5.00%, 3/15/2023	180,000	201,973
Series E, 5.00%, 3/15/2024	5,565,000	6,442,489
Series E, 5.00%, 3/15/2036	1,745,000	2,048,822
Series E, 5.25%, 3/15/2033	2,300,000	2,758,666
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2021	1,370,000	1,434,842
Series A, 5.00%, 3/15/2022	3,100,000	3,366,848
Series A, 5.00%, 3/15/2023	2,650,000	2,976,162
Series A, 5.00%, 3/15/2024	300,000	347,841
Series A, 5.00%, 3/15/2025	3,250,000	3,879,037
Series A, 5.00%, 3/15/2026	3,350,000	3,982,748
Series A, 5.00%, 3/15/2028	500,000	628,908
Series A, 5.00%, 3/15/2030	1,360,000	1,672,709
Series A, 5.00%, 3/15/2031	160,000	183,944
Series A, 5.00%, 3/15/2032	1,210,000	1,453,518
Series A, 5.00%, 3/15/2037	300,000	368,361
Series A, 5.00%, 3/15/2038	140,000	157,780
Series A, 5.00%, 3/15/2039	400,000	487,892
Series A-GROUP B, 5.00%, 3/15/2037	160,000	193,515
Series A-GROUP C, 5.00%, 3/15/2043	300,000	357,792
Series B, 5.00%, 3/15/2031	795,000	944,794
Series B-B, 5.00%, 3/15/2027	270,000	324,421
Series B-B, 5.00%, 3/15/2029	40,000	47,776
Series B-B, 5.00%, 3/15/2033	350,000	413,371
Security Description	Principal Amount	Value
Series B-B, 5.00%, 3/15/2034	$ 275,000	$ 324,118
Series C, 5.00%, 3/15/2042	270,000	313,969
Series E, 5.00%, 3/15/2034	5,000,000	6,269,950
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	502,362
5.00%, 6/15/2028	550,000	676,186
5.00%, 6/15/2041	3,940,000	4,670,082
Series A, 5.00%, 6/15/2040	320,000	373,738
Series B, 5.00%, 8/15/2041	1,210,000	1,440,795
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,548,940
Series B-SUB, 5.00%, 6/15/2036	8,500,000	10,791,430
Series E, 5.00%, 6/15/2034	3,200,000	3,944,224
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	257,650
5.00%, 3/15/2044	370,000	415,621
Series A, 5.00%, 3/15/2022	460,000	499,284
Series A, 5.00%, 3/15/2023	2,005,000	2,250,412
Series A, 5.00%, 3/15/2024	4,595,000	5,323,630
Series A, 5.00%, 3/15/2025	285,000	339,686
Series A, 5.00%, 3/15/2026	6,295,000	7,684,181
Series A, 5.00%, 3/15/2027	565,000	689,227
Series A, 5.00%, 3/15/2035	11,000,000	13,687,960
Series A, 5.00%, 3/15/2044	1,000,000	1,211,860
Series A-, 5.00%, 3/15/2023	1,450,000	1,627,480
Series A-, 5.00%, 3/15/2024	440,000	509,771
Series A-, 5.00%, 3/15/2028	225,000	269,431
Series A-, 5.00%, 3/15/2029	525,000	626,115
Series A-, 5.00%, 3/15/2033	3,610,000	4,274,420
Series A-, 5.00%, 3/15/2038	105,000	123,015
Series A-, 5.00%, 3/15/2039	530,000	619,846
Series A-, 5.00%, 3/15/2042	380,000	442,776
Series C, 5.00%, 3/15/2030	160,000	177,866
Series C-, 5.00%, 3/15/2027	100,000	125,080
Series C-, 5.00%, 3/15/2031	4,250,000	5,270,382
Series E, 5.00%, 3/15/2033	120,000	133,361
Onondaga County Trust for Cultural Res.:
5.00%, 12/1/2038	1,000,000	1,278,630
5.00%, 12/1/2039	1,250,000	1,593,800
5.00%, 12/1/2040	2,750,000	3,496,460
Oyster Bay, NY, General Obligation:
3.25%, 8/1/2021 (b)	115,000	118,692
4.00%, 8/1/2029 (b)	385,000	407,214
4.00%, 8/1/2031 (b)	255,000	269,005
Suffolk, NY, County Water Authority Revenue:
Series A, 5.00%, 6/1/2037	860,000	1,025,197
Series B, 4.00%, 6/1/2040	370,000	402,497

114

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/15/2040	$ 435,000	$ 506,627
Series A, 5.00%, 11/15/2041	350,000	411,887
Series B, 5.00%, 11/15/2029	5,000,000	6,608,250
Series C, 5.00%, 11/15/2023	200,000	229,970
Series C-1, 5.00%, 11/15/2025	1,050,000	1,279,614
Series C-2, 5.00%, 11/15/2042	2,915,000	3,531,260
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	510,000	538,494
4.00%, 12/15/2037	195,000	215,188
5.00%, 12/15/2025	1,940,000	2,232,610
5.00%, 6/15/2027	425,000	508,857
5.00%, 12/15/2032	605,000	727,797
5.00%, 12/15/2033	4,435,000	5,320,936
5.00%, 12/15/2036	250,000	298,330
5.00%, 12/15/2037	4,170,000	4,961,800
5.00%, 12/15/2038	200,000	247,152
5.00%, 12/15/2040	300,000	368,997
Series A, 5.00%, 12/15/2026	350,000	414,228
Series A, 5.00%, 6/15/2028	255,000	312,620
Series A, 5.00%, 12/15/2032	260,000	315,401
Series A, 5.00%, 12/15/2033	500,000	605,830
Series A, 5.00%, 12/15/2034	2,335,000	2,826,914
Series A, 5.00%, 12/15/2035	1,975,000	2,385,642
Series B, 5.00%, 6/15/2023	500,000	528,710
Series B, 5.00%, 12/15/2023	280,000	301,566
Series B, 5.00%, 6/15/2024	480,000	525,595
Series B, 5.00%, 12/15/2024	1,070,000	1,192,055
Series B, 5.00%, 12/15/2025	315,000	362,511
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,769,078
		515,605,222
NORTH CAROLINA — 1.3%
Buncombe County, NC, Limited Obligation Revenue:
5.00%, 6/1/2025	1,940,000	2,320,725
5.00%, 6/1/2026	100,000	119,545
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	107,434
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2027	5,000,000	6,326,400
5.00%, 7/1/2028	165,000	197,512
5.00%, 7/1/2044	125,000	154,110
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,253,500
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	170,378
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2023	$ 110,000	$ 125,477
Series A, 5.00%, 4/1/2027	550,000	692,401
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	190,080
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	230,000	255,749
4.00%, 1/1/2038	200,000	221,676
4.00%, 1/1/2039	570,000	630,511
5.00%, 1/1/2043	3,000,000	3,625,770
Series B, 4.00%, 10/1/2039	245,000	271,835
Series B, 5.00%, 10/1/2041	1,900,000	2,227,978
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	442,886
Series A, 5.00%, 6/1/2021	110,000	116,085
Series A, 5.00%, 6/1/2023	5,100,000	5,770,752
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2025	2,530,000	3,024,134
Series C, 5.00%, 5/1/2025	240,000	278,522
Series C, 5.00%, 5/1/2027	100,000	115,493
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	250,976
Series A, 4.00%, 3/1/2041	100,000	111,581
Wake, NC, General Obligation:
3.00%, 9/1/2025	245,000	264,426
Series A, 5.00%, 3/1/2024	100,000	115,891
Series A, 5.00%, 3/1/2026	400,000	490,668
Wake, NC, Limited Obligation Revenue:
5.00%, 9/1/2026	5,000,000	6,173,050
Series A, 5.00%, 12/1/2035	2,030,000	2,446,942
		38,492,487
NORTH DAKOTA — 0.0% (c)
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	1,050,000	1,226,169
OHIO — 2.4%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	166,563
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	198,304
Series 2017-1, 4.00%, 4/1/2023	510,000	557,200
Series A, 3.00%, 8/15/2023	555,000	592,507
Series A, 3.00%, 2/15/2026	300,000	319,971
Series A, 3.00%, 7/1/2029	1,400,000	1,497,636
Series A, 3.00%, 8/15/2031	350,000	368,487
Series A, 3.10%, 7/1/2030	535,000	570,091

115

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 2/15/2025	$ 110,000	$ 126,922
Series A, 5.00%, 4/1/2025	5,000,000	5,968,750
Series A, 5.00%, 4/1/2030	5,000,000	6,386,200
Columbus, OH, Sewer Revenue:
5.00%, 6/1/2025	205,000	241,625
5.00%, 6/1/2028	1,815,000	2,146,764
5.00%, 6/1/2030	100,000	121,430
Columbus, School District, General Obligation Series A, 5.00%, 12/1/2026	100,000	117,558
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,098,480
5.00%, 12/1/2027	400,000	487,320
5.00%, 12/1/2028	300,000	364,062
5.00%, 12/1/2029	1,015,000	1,228,160
5.00%, 12/1/2037	600,000	711,546
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	336,043
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	145,533
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	610,895
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2031	285,000	332,316
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	391,187
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	104,398
4.00%, 11/15/2043	250,000	279,122
5.00%, 11/15/2039	430,000	495,455
5.00%, 11/15/2044	245,000	281,713
Ohio, State General Obligation:
Series A, 5.00%, 12/15/2022	410,000	456,391
Series A, 5.00%, 9/1/2023	150,000	170,931
Series A, 5.00%, 12/15/2023	320,000	368,131
Series A, 5.00%, 9/1/2024	505,000	593,593
Series A, 5.00%, 9/15/2024	100,000	117,680
Series A, 5.00%, 9/15/2025	350,000	422,712
Series A, 5.00%, 3/15/2028	1,275,000	1,465,791
Series A, 5.00%, 3/15/2031	440,000	503,712
Series A, 5.00%, 3/15/2033	135,000	153,761
Series A, 5.00%, 3/15/2035	200,000	226,862
Series B, 5.00%, 6/15/2027	200,000	219,058
Series B, 5.00%, 9/1/2032	175,000	194,777
Series B, 5.00%, 9/1/2034	170,000	188,933
Series B, 5.00%, 6/15/2035	200,000	217,120
Series C, 5.00%, 11/1/2030	140,000	165,122
Series C, 5.00%, 11/1/2033	400,000	468,372
Security Description	Principal Amount	Value
Series S, 5.00%, 5/1/2021	$ 245,000	$ 257,691
Series S, 5.00%, 5/1/2029	1,835,000	2,229,415
Series S, 5.00%, 5/1/2030	1,350,000	1,631,731
Series S, 5.00%, 5/1/2031	1,200,000	1,446,228
Series T, 5.00%, 11/1/2028	400,000	499,360
Series T, 5.00%, 5/1/2031	250,000	308,752
Series V, 5.00%, 5/1/2024	500,000	582,010
Ohio, State Revenue:
Series A, 5.00%, 12/1/2038	5,000,000	6,153,600
Series C, 5.00%, 12/1/2030	165,000	200,475
Ohio, State Special Obligation Revenue Series C, 5.00%, 12/1/2028	230,000	282,242
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2021	100,000	105,503
Series A, 5.00%, 6/1/2028	175,000	213,747
Series A, 5.00%, 12/1/2028	825,000	1,005,114
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 6/1/2025	75,000	89,936
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	350,000	433,212
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2028	500,000	637,935
5.00%, 6/1/2044	2,435,000	3,043,312
Series A, 5.00%, 6/1/2029	8,500,000	11,028,665
Series B, 5.00%, 12/1/2033	115,000	139,822
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2038	2,000,000	2,534,520
5.00%, 12/1/2039	2,000,000	2,527,420
Series A, 5.00%, 12/1/2029	240,000	298,205
Series A, 5.00%, 12/1/2031	500,000	615,910
Series B, 5.00%, 6/1/2026	500,000	607,060
University of Cincinnati, Revenue:
Series A, 5.00%, 6/1/2044	275,000	332,115
Series C, 5.00%, 6/1/2039	100,000	113,918
		71,497,082
OKLAHOMA — 0.4%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	264,900
Oklahoma County, Independent School District, General Obligation 2.50%, 7/1/2023 (d)	3,120,000	3,241,462
Oklahoma, Capital Improvement Authority, State Facilities Revenue:

116

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2027	$ 160,000	$ 195,450
5.00%, 7/1/2029	2,000,000	2,422,480
Series A, 5.00%, 7/1/2025	280,000	325,567
Series A, 5.00%, 7/1/2027	265,000	306,703
Series A, 5.00%, 7/1/2028	200,000	230,830
Series A, 5.00%, 7/1/2030	170,000	195,053
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	145,193
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	292,188
Series C, 4.00%, 1/1/2042	1,585,000	1,760,349
Series C, 5.00%, 1/1/2037	125,000	150,047
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	120,584
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	66,033
5.00%, 9/1/2024	110,000	128,642
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	350,197
3.00%, 6/1/2027	250,000	267,782
		10,463,460
OREGON — 1.6%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	237,844
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	87,293
5.00%, 6/15/2027	660,000	766,979
Series A, Zero Coupon, 6/15/2036	115,000	65,513
Series A, Zero Coupon, 6/15/2038	300,000	154,851
Series A, 0.01%, 6/15/2042	440,000	185,460
Series B, 5.00%, 6/15/2037	1,770,000	2,149,506
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,778,254
5.00%, 6/15/2037	100,000	121,441
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	168,044
Security Description	Principal Amount	Value
Multnomah County School District No. 7 Reynolds, General Obligation Series A, 5.00%, 6/15/2029	$ 805,000	$ 953,611
Oregon, State Department of Administration Services, Lottery Revenue:
Series C, 5.00%, 4/1/2025	220,000	262,625
Series C, 5.00%, 4/1/2026	510,000	607,609
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2028	290,000	341,466
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2029	2,575,000	3,027,736
Series A, 5.00%, 11/15/2030	530,000	621,706
Series C, 5.00%, 11/15/2025	170,000	206,315
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2021	5,000,000	5,259,000
Series A, 5.00%, 5/1/2022	5,000,000	5,450,300
Series C, 5.00%, 8/1/2041	1,065,000	1,269,310
Series F, 5.00%, 5/1/2028	180,000	219,184
Series F, 5.00%, 5/1/2030	145,000	175,747
Series F, 5.00%, 5/1/2035	100,000	119,454
Series F, 5.00%, 5/1/2039	200,000	232,742
Series I, 5.00%, 8/1/2024	125,000	146,681
Series I, 5.00%, 8/1/2029	195,000	244,152
Series L, 5.00%, 8/1/2029	3,370,000	4,219,442
Series L, 5.00%, 8/1/2030	1,250,000	1,557,625
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	167,902
Series B, 5.00%, 7/1/2033	1,150,000	1,380,357
Series B, 5.00%, 7/1/2035	1,335,000	1,596,073
Series B, 5.00%, 7/1/2036	235,000	280,334
Series B, 5.00%, 7/1/2038	285,000	338,788
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	219,672
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	516,421
5.00%, 6/15/2027	1,440,000	1,761,206
5.00%, 6/15/2029	500,000	608,800
5.00%, 6/15/2030	660,000	802,118
5.00%, 6/15/2031	500,000	607,395
5.00%, 6/15/2032	500,000	605,270
5.00%, 6/15/2033	500,000	603,950
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	331,126
Series A, 5.00%, 6/1/2020	50,000	50,810

117

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	$ 570,000	$ 678,562
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	799,884
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	120,000	139,282
Series B, Zero Coupon, 6/15/2029	200,000	159,784
Series B, Zero Coupon, 6/15/2034	330,000	206,689
Series B, 0.01%, 6/15/2032	200,000	137,818
Washington County, OR, School District No. 1, General Obligation 5.00%, 6/15/2035	390,000	476,198
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	220,526
		45,318,855
PENNSYLVANIA — 1.9%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	598,906
Allegheny, PA, General Obligation Series C-75, 5.00%, 11/1/2026	315,000	389,702
Bensalem, PA, Township School District, General Obligation 5.00%, 6/1/2028	135,000	153,172
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	213,814
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	127,627
Series A, 5.00%, 10/1/2042	295,000	349,593
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (b)	375,000	438,709
Montour, PA, School District, General Obligation Series A, 5.00%, 4/1/2040 (b)	200,000	230,196
Neshaminy, PA, School District, General Obligation Series B, 5.00%, 11/1/2034	1,040,000	1,173,640
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	128,773
Security Description	Principal Amount	Value
Series A, 5.00%, 12/1/2030	$ 160,000	$ 194,517
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	321,779
Pennsylvania, State General Obligation:
3.00%, 9/15/2033 (b)	500,000	520,580
4.00%, 2/1/2030	400,000	446,812
4.00%, 3/1/2038	4,085,000	4,552,038
5.00%, 9/15/2022	2,500,000	2,754,300
5.00%, 3/15/2023	120,000	134,321
5.00%, 8/15/2023	1,275,000	1,446,003
5.00%, 9/15/2023	600,000	682,230
5.00%, 3/15/2024	375,000	432,945
5.00%, 9/15/2024	175,000	205,063
5.00%, 3/15/2025	325,000	384,794
5.00%, 8/15/2025	275,000	329,095
5.00%, 9/15/2025	1,570,000	1,882,760
5.00%, 9/15/2026	575,000	704,737
5.00%, 2/1/2027	2,750,000	3,300,165
5.00%, 3/15/2028	270,000	317,150
5.00%, 9/15/2028	11,530,000	13,945,881
5.00%, 1/1/2024	725,000	831,843
Series D, 5.00%, 8/15/2032	800,000	934,112
Series REF, 5.00%, 1/15/2022	1,480,000	1,593,827
Series REF, 5.00%, 1/15/2025	1,250,000	1,473,525
Series REF, 5.00%, 1/15/2027	4,760,000	5,862,273
Series REF, 5.00%, 1/15/2028	2,410,000	2,947,068
Pennsylvania, State Higher Educational Facilities Authority Revenue:
Series A, 2.25%, 8/15/2041 (a)	685,000	696,919
Series A, 4.00%, 8/15/2033	190,000	213,188
Series A, 4.00%, 8/15/2034	145,000	162,381
Series A, 4.00%, 8/15/2035	470,000	525,154
Series AQ, 5.00%, 6/15/2021	150,000	158,346
Series AT-1, 5.00%, 6/15/2024	200,000	231,792
Series AT-1, 5.00%, 6/15/2025	100,000	118,645
Series AT-1, 5.00%, 6/15/2030	100,000	118,958
Series B, 4.00%, 10/1/2038	210,000	229,858
Series B, 5.00%, 10/1/2025	200,000	242,202
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	178,466
Series A, 5.00%, 9/1/2042	270,000	326,246
Series B, 4.00%, 9/1/2036	490,000	546,561
Series B, 5.00%, 9/1/2023	1,385,000	1,579,343

118

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Westmoreland County Municipal Authority 5.00%, 8/15/2036	$ 700,000	$ 848,764
		56,178,773
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	549,641
Series A, 5.00%, 5/15/2027	270,000	325,015
Series A, 5.00%, 9/1/2029	500,000	630,800
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	250,000	292,387
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,471,463
Series C, 4.00%, 1/15/2033	1,500,000	1,733,055
Rhode Island, State General Obligation Series D, 5.00%, 8/1/2021	135,000	143,234
		5,145,595
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	549,306
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	414,004
City of Columbia SC Waterworks & Sewer System Revenue 4.00%, 2/1/2044	2,750,000	3,091,110
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	110,504
Lexington County, SC, School District No. 1, General Obligation 3.00%, 2/1/2038	1,975,000	2,044,500
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	127,785
Series C, 3.00%, 3/1/2038	325,000	333,314
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,433,820
Series A, 5.00%, 4/1/2030	120,000	150,988
Security Description	Principal Amount	Value
York, SC, General Obligation 5.00%, 4/1/2027	$ 280,000	$ 324,582
		9,579,913
TENNESSEE — 0.8%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	390,000	457,642
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,424,741
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	103,291
Memphis, TN, General Obligation:
4.00%, 6/1/2032	2,320,000	2,616,542
4.00%, 6/1/2043	2,425,000	2,645,457
4.00%, 6/1/2044	500,000	543,760
Series A, 5.00%, 4/1/2026	320,000	381,104
Metropolitan Government Nashville & Davidson County, General Obligation:
4.00%, 7/1/2028	360,000	423,983
4.00%, 7/1/2031	750,000	862,020
5.00%, 7/1/2024	110,000	128,384
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	540,000	647,935
Series B, 5.00%, 5/15/2026	345,000	422,994
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	1,130,000	1,291,952
5.00%, 7/1/2021	135,000	142,825
5.00%, 1/1/2024	105,000	120,695
5.00%, 1/1/2025	535,000	632,868
5.00%, 1/1/2026	170,000	206,232
5.00%, 1/1/2027	100,000	122,527
Series C, 5.00%, 7/1/2023	115,000	130,310
Series C, 5.00%, 7/1/2027	1,605,000	1,916,691
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	209,712
Series A, 5.00%, 4/1/2025	285,000	340,378
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2022	150,000	165,021
Series A, 5.00%, 2/1/2026	160,000	195,750
Tennessee, State School Bond Authority Revenue:
Series A, 5.00%, 11/1/2034	3,610,000	4,473,548
Series A, 5.00%, 11/1/2035	520,000	642,694
Series A, 5.00%, 11/1/2037	435,000	534,389
Series B, 5.00%, 11/1/2022	100,000	110,882

119

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 11/1/2025	$ 105,000	$ 127,106
		23,021,433
TEXAS — 11.7%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	153,810
5.00%, 8/15/2027	575,000	722,855
5.00%, 8/15/2038	1,000,000	1,218,700
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	115,245
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (b)	220,000	253,645
5.00%, 2/15/2026 (b)	150,000	177,203
5.00%, 2/15/2029 (b)	300,000	351,693
5.00%, 2/15/2030 (b)	215,000	264,276
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (b)	320,000	387,882
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (b)	345,000	417,284
Series A, 4.00%, 2/15/2039 (b)	255,000	280,528
Series A, 5.00%, 2/15/2030 (b)	165,000	196,904
Arlington, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2026 (b)	225,000	251,183
Series B, 5.00%, 2/15/2025 (b)	75,000	89,095
Austin, TX, Community College District, General Obligation:
4.00%, 8/1/2043	2,000,000	2,221,500
5.00%, 8/1/2035	1,175,000	1,377,781
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	302,213
Series A, 5.00%, 11/15/2021	100,000	107,204
Series A, 5.00%, 11/15/2022	100,000	110,999
Austin, TX, General Obligation:
5.00%, 9/1/2021	115,000	122,439
5.00%, 9/1/2032	640,000	741,216
5.00%, 9/1/2034	420,000	484,407
Austin, TX, Independent School District, General Obligation:
4.00%, 8/1/2033 (b)	3,700,000	4,303,137
4.00%, 8/1/2034 (b)	6,000,000	6,950,940
5.00%, 8/1/2028 (b)	1,000,000	1,223,270
Series B, 5.00%, 8/1/2031 (b)	125,000	151,179
Security Description	Principal Amount	Value
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	$ 265,000	$ 333,309
5.00%, 11/15/2034	375,000	429,041
5.00%, 11/15/2043	100,000	113,238
Series A, 5.00%, 5/15/2022	600,000	654,042
Series A, 5.00%, 5/15/2026	300,000	362,316
Bexar County, TX, General Obligation:
4.00%, 6/15/2039	5,000,000	5,657,250
4.00%, 6/15/2041	350,000	386,123
5.00%, 6/15/2026	80,000	95,965
5.00%, 6/15/2027	355,000	424,836
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	331,440
4.00%, 2/15/2043	3,755,000	4,138,010
5.00%, 2/15/2022	2,250,000	2,432,002
5.00%, 2/15/2026	140,000	169,971
5.00%, 2/15/2027	265,000	321,042
5.00%, 2/15/2029	130,000	156,163
5.00%, 2/15/2032	3,000,000	3,487,710
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (b)	250,000	297,120
Series B, 5.00%, 2/15/2028 (b)	200,000	235,222
Series B, 5.00%, 2/15/2030 (b)	550,000	644,110
City of Houston TX Series A, 5.00%, 3/1/2030	445,000	544,119
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (b)	1,000,000	1,220,210
5.00%, 2/15/2034 (b)	1,000,000	1,214,630
5.00%, 2/15/2037 (b)	2,555,000	3,081,483
5.00%, 2/15/2041 (b)	1,000,000	1,193,030
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (b)	1,400,000	1,631,980
Clint, TX, Independent School District, General Obligation Series B, 5.00%, 8/15/2045 (b)	250,000	287,955
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	571,007
4.00%, 8/15/2032	280,000	320,995
4.00%, 8/15/2034	190,000	216,245
5.00%, 8/15/2025	390,000	468,589

120

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Collin County, TX, Revenue 3.13%, 2/15/2035	$ 720,000	$ 757,123
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	590,400
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (b)	395,000	454,870
Conroe, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	350,000	415,201
Series A, 5.00%, 2/15/2025 (b)	205,000	243,189
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	1,000,000	1,225,130
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (b)	140,000	155,278
Series B, 5.00%, 8/1/2036 (b)	100,000	117,207
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	235,000	261,193
4.00%, 2/15/2041 (b)	100,000	110,194
5.00%, 2/15/2021 (b)	3,200,000	3,338,816
5.00%, 2/15/2022 (b)	2,000,000	2,162,660
5.00%, 2/15/2023 (b)	150,000	167,798
5.00%, 2/15/2028 (b)	435,000	511,608
5.00%, 2/15/2029 (b)	165,000	193,609
5.00%, 2/15/2033 (b)	2,635,000	3,276,912
Series C, 5.00%, 2/15/2028 (b)	120,000	137,432
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	120,331
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 8/15/2029	2,000,000	2,520,440
5.00%, 12/1/2033	5,000,000	6,483,800
5.00%, 12/1/2034	6,000,000	7,758,840
Series A, 5.00%, 12/1/2028	295,000	355,257
Series A, 5.00%, 12/1/2029	255,000	306,446
Series A, 5.00%, 12/1/2030	160,000	191,877
Series A, 5.00%, 12/1/2033	100,000	116,413
Series A, 5.00%, 12/1/2034	175,000	207,743
Series A, 5.00%, 12/1/2035	810,000	946,800
Series A, 5.00%, 12/1/2036	295,000	347,464
Series A, 5.00%, 12/1/2041	1,065,000	1,254,176
Series B, 5.00%, 12/1/2020	155,000	160,478
Dallas, TX, General Obligation:
5.00%, 2/15/2022	2,250,000	2,428,065
Security Description	Principal Amount	Value
5.00%, 2/15/2023	$ 1,930,000	$ 2,151,448
5.00%, 2/15/2024	370,000	424,975
5.00%, 2/15/2025	210,000	241,030
5.00%, 2/15/2027	250,000	285,530
5.00%, 2/15/2030	275,000	320,579
5.00%, 2/15/2031	2,050,000	2,499,852
Series B, 3.00%, 2/15/2036	540,000	560,034
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2032 (b)	160,000	177,285
Series A, 3.00%, 2/15/2036 (b)	345,000	359,110
Series A, 4.00%, 2/15/2030 (b)	2,965,000	3,306,746
Series A, 4.00%, 2/15/2031 (b)	255,000	283,468
Series A, 5.00%, 8/15/2024 (b)	210,000	245,889
Series A, 5.00%, 2/15/2026 (b)	1,045,000	1,236,214
Series B, 5.00%, 2/15/2036 (b)	60,000	64,816
Series B, 5.00%, 2/15/2036 (a) (b)	250,000	269,238
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 4.00%, 10/1/2034	300,000	331,758
Series A, 5.00%, 10/1/2027	110,000	131,825
Series A, 5.00%, 10/1/2028	300,000	358,986
Series A, 5.00%, 10/1/2029	100,000	122,050
Series A, 5.00%, 10/1/2033	410,000	495,169
Series A, 5.00%, 10/1/2034	800,000	964,848
Series A, 5.00%, 10/1/2036	680,000	817,374
Denton, TX, General Obligation 4.00%, 2/15/2039	360,000	388,487
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (b)	290,000	342,771
5.00%, 8/15/2028 (b)	175,000	205,774
5.00%, 8/15/2029 (b)	500,000	599,150
5.00%, 8/15/2030 (b)	115,000	137,261
Series B, 5.00%, 8/15/2043 (b)	2,225,000	2,679,701
Dripping Springs, TX, Independent School District, General Obligation 5.00%, 2/15/2026 (b)	360,000	414,119
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (b)	125,000	149,679
El Paso, Independent School District, General Obligation 3.00%, 8/15/2030 (b)	150,000	158,268
El Paso, TX, General Obligation 4.00%, 8/15/2042	210,000	230,622

121

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	$ 165,000	$ 189,466
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (b)	125,000	148,589
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	170,357
Series B, 5.00%, 3/1/2026	250,000	295,543
Series B, 5.00%, 3/1/2028	520,000	627,671
Fort Bend, TX, Independent School District, General Obligation 4.00%, 8/15/2032 (b)	275,000	315,893
Fort Worth, TX, General Obligation:
Series A, 5.00%, 3/1/2023	50,000	55,964
Series A, 5.00%, 3/1/2026	110,000	129,858
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (b)	135,000	140,856
5.00%, 2/15/2022 (b)	675,000	730,188
5.00%, 2/15/2023 (b)	50,000	55,966
5.00%, 2/15/2025 (b)	195,000	231,646
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	148,493
Series A, 5.00%, 2/15/2023	1,860,000	2,081,303
Series A, 5.00%, 2/15/2027	140,000	164,935
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	144,170
Series A, 5.00%, 2/15/2024	150,000	173,004
Series A, 5.00%, 2/15/2026	260,000	307,858
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (b)	510,000	571,751
Series A, 5.00%, 8/15/2022 (b)	300,000	330,408
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (b)	375,000	430,534
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	1,000,000	1,177,710
5.00%, 2/15/2030 (b)	260,000	305,188
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (b)	110,000	128,792
Security Description	Principal Amount	Value
Grand Parkway, TX, Transportation Corp., Revenue Series A, 5.00%, 10/1/2043	$ 1,300,000	$ 1,572,207
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (b)	100,000	112,942
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (b)	500,000	592,415
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	443,984
4.00%, 11/15/2037	840,000	940,724
5.00%, 11/15/2025	275,000	329,950
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	1,024,614
Series A, 5.00%, 10/1/2023	2,125,000	2,426,261
Series A, 5.00%, 10/1/2027	285,000	339,383
Series A, 5.00%, 10/1/2029	530,000	662,309
Series A, 5.00%, 10/1/2030	1,000,000	1,242,740
Series A, 5.00%, 10/1/2032	455,000	561,288
Series A, 5.00%, 10/1/2033	250,000	307,505
Series A, 5.00%, 10/1/2034	500,000	613,245
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	1,495,000	1,804,001
Series A, 5.00%, 10/1/2027	530,000	635,157
Series A, 5.00%, 10/1/2029	3,090,000	3,685,968
Series A, 5.00%, 10/1/2034	440,000	508,354
Series A, 5.00%, 10/1/2035	155,000	182,816
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	176,966
5.00%, 11/1/2027	130,000	153,370
5.00%, 11/1/2028	120,000	140,587
Series A, 5.00%, 11/1/2024	4,805,000	5,658,897
Series A, 5.00%, 11/1/2026	380,000	470,117
Series A, 5.00%, 11/1/2028	200,000	246,304
Series A, 5.00%, 11/1/2029	300,000	368,322
Series B, 5.00%, 11/1/2024	225,000	264,985
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	330,082
Series A, 5.00%, 8/15/2024	375,000	438,352
Series A, 5.00%, 8/15/2026	185,000	227,243
Series A, 5.00%, 8/15/2030	480,000	580,771
Series A, 5.00%, 8/15/2032	540,000	649,415
Series A, 5.00%, 8/15/2035	490,000	585,653
Series A, 5.00%, 8/15/2036	270,000	321,988
Harris County, TX, Toll Road Authority Revenue:

122

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 8/15/2037	$ 300,000	$ 339,957
Series A, 5.00%, 8/15/2022	195,000	214,338
Series A, 5.00%, 8/15/2032	1,635,000	2,022,299
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	794,575
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	255,000	281,576
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	278,478
Series B, 5.00%, 11/15/2025	200,000	241,968
Series B, 5.00%, 11/15/2026	300,000	371,466
Series B, 5.00%, 11/15/2032	275,000	333,069
Series B, 5.00%, 11/15/2036	555,000	666,461
Series D, 5.00%, 11/15/2028	130,000	151,731
Houston, TX, General Obligation:
Series A, 4.00%, 3/1/2035	765,000	862,086
Series A, 4.00%, 3/1/2036	395,000	438,805
Series A, 5.00%, 3/1/2021	350,000	365,701
Series A, 5.00%, 3/1/2022	185,000	200,399
Series A, 5.00%, 3/1/2024	300,000	345,294
Series A, 5.00%, 3/1/2025	925,000	1,094,072
Series A, 5.00%, 3/1/2026	780,000	943,894
Series A, 5.00%, 3/1/2029	720,000	903,175
Series A, 5.00%, 3/1/2030	4,250,000	5,388,748
Series A, 5.00%, 3/1/2031	100,000	118,946
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2020 (b)	50,000	50,229
5.00%, 2/15/2022 (b)	100,000	108,111
5.00%, 2/15/2024 (b)	650,000	749,684
5.00%, 2/15/2025 (b)	3,100,000	3,679,204
5.00%, 2/15/2035 (b)	2,500,000	3,024,425
5.00%, 2/15/2042 (b)	315,000	374,554
Series A, 4.00%, 2/15/2033 (b)	700,000	782,992
Series A, 4.00%, 2/15/2040 (b)	130,000	142,666
Series A, 5.00%, 2/15/2022 (b)	390,000	421,633
Series A, 5.00%, 2/15/2027 (b)	555,000	674,186
Series A, 5.00%, 2/15/2030 (b)	395,000	474,687
Series A, 5.00%, 2/15/2031 (b)	445,000	530,489
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (b)	110,000	133,211
Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2022 (b)	$ 580,000	$ 627,676
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	175,097
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	274,235
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (b)	175,000	195,708
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (b)	300,000	328,998
5.00%, 2/1/2025 (b)	225,000	266,153
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (b)	185,000	208,623
5.00%, 2/15/2042 (b)	230,000	273,316
5.00%, 2/15/2043 (b)	1,285,000	1,557,446
Series A, 5.00%, 2/15/2027 (b)	635,000	749,821
Series D, 5.00%, 2/15/2024 (b)	3,065,000	3,536,397
Series D, 5.00%, 2/15/2025 (b)	405,000	480,670
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	565,000	613,737
Series A, 5.00%, 8/15/2027 (b)	145,000	175,447
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (b)	100,000	108,786
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (b)	5,095,000	6,044,606
Lamar, TX, Consolidated Independent School District, General Obligation:
4.00%, 2/15/2045 (b)	140,000	149,972
5.00%, 2/15/2021 (b)	600,000	626,028
5.00%, 2/15/2022 (b)	110,000	118,971
Leander, TX, Independent School District, General Obligation:
0.01%, 8/15/2036 (b)	335,000	185,108
2.50%, 8/15/2040 (a) (b)	100,000	100,439
Series A, Zero Coupon, 8/16/2044 (b)	100,000	40,201
Series A, 2.75%, 8/15/2045 (a) (b)	150,000	150,048
Series A, 5.00%, 8/15/2026 (b)	640,000	767,194

123

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2038 (b)	$ 100,000	$ 116,719
Series A, 5.00%, 8/15/2040 (b)	355,000	413,334
Series D, Zero Coupon, 8/15/2023 (b)	100,000	95,288
Series D, Zero Coupon, 8/15/2024 (b)	130,000	121,863
Series D, Zero Coupon, 8/15/2036 (b)	160,000	83,592
Series D, Zero Coupon, 8/15/2037 (b)	130,000	64,311
Series D, Zero Coupon, 8/15/2039 (b)	585,000	260,623
Series D, Zero Coupon, 8/15/2040 (b)	90,000	38,052
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (b)	100,000	104,920
5.00%, 8/15/2023 (b)	300,000	341,379
5.00%, 8/15/2024 (b)	135,000	158,404
5.00%, 8/15/2026 (b)	300,000	369,144
Series A, 4.00%, 8/15/2026 (b)	180,000	205,744
Series A, 4.00%, 8/15/2027 (b)	110,000	125,426
Series A, 5.00%, 8/15/2021 (b)	105,000	111,577
Series A, 5.00%, 8/15/2022 (b)	560,000	616,454
Series B, 5.00%, 8/15/2028	525,000	622,870
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (b)	3,000,000	3,649,440
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	475,472
Series B, 5.00%, 2/15/2021	585,000	610,512
Series B, 5.00%, 2/15/2023	290,000	324,220
Series B, 5.00%, 2/15/2024	295,000	339,985
Series B, 5.00%, 2/15/2025	355,000	420,554
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	173,082
5.00%, 2/15/2024	410,000	472,521
5.00%, 2/15/2025	2,575,000	3,051,890
5.00%, 2/15/2029	100,000	128,250
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (b)	355,000	377,635
Montgomery Independent School District 5.00%, 2/15/2028 (b)	245,000	287,750
Security Description	Principal Amount	Value
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	$ 415,000	$ 501,743
Montgomery, TX, Independent School District 5.00%, 2/15/2036 (b)	300,000	347,973
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	443,009
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (b)	230,000	256,448
5.00%, 8/1/2024 (b)	370,000	432,733
5.00%, 8/1/2043 (b)	5,000,000	5,982,600
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	158,012
5.00%, 9/1/2027	200,000	238,594
5.00%, 9/1/2028	4,020,000	4,786,373
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (b)	190,000	206,912
4.00%, 8/15/2045 (b)	275,000	298,163
Northwest, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (b)	275,000	321,943
5.00%, 2/15/2042 (b)	380,000	442,860
Series A, 5.00%, 2/15/2025 (b)	55,000	65,276
Series B, 5.00%, 2/15/2023 (b)	230,000	257,064
Series B, 5.00%, 2/15/2026 (b)	260,000	307,434
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (b)	490,000	585,692
Pflugerville, TX, Independent School District, General Obligation 5.00%, 2/15/2028 (b)	135,000	154,845
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (b)	200,000	242,466
Series A, 5.00%, 2/15/2029 (b)	500,000	604,520
Port Arthur, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2045 (b)	165,000	188,290

124

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Round Rock, TX, Independent School District, General Obligation 5.00%, 8/1/2026	$ 150,000	$ 184,514
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	322,440
5.00%, 2/1/2025	125,000	147,863
5.00%, 2/1/2026	2,645,000	3,204,894
5.00%, 2/1/2027	375,000	460,361
5.00%, 2/1/2028	515,000	630,530
5.00%, 2/1/2041	260,000	311,813
5.00%, 2/1/2042	260,000	311,113
San Antonio, TX, General Obligation:
5.00%, 2/1/2025	170,000	196,226
5.00%, 2/1/2027	925,000	1,092,184
5.00%, 2/1/2031	950,000	1,111,984
5.00%, 8/1/2037	320,000	397,693
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034 (b)	500,000	576,515
5.00%, 2/15/2023 (b)	2,080,000	2,328,851
5.00%, 2/15/2024 (b)	315,000	364,134
5.00%, 2/15/2027 (b)	510,000	601,667
5.00%, 8/15/2029 (b)	5,000,000	6,351,550
5.00%, 8/15/2043 (b)	620,000	720,335
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2029	210,000	253,373
Series A, 5.00%, 5/15/2030	500,000	600,825
Series C, 4.00%, 5/15/2037	130,000	145,054
Series C, 5.00%, 5/15/2026	200,000	243,304
Series C, 5.00%, 5/15/2030	160,000	194,658
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	561,335
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (b)	110,000	117,593
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (b)	550,000	666,671
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (b)	200,000	220,272
5.00%, 8/15/2025 (b)	280,000	336,759
5.00%, 8/15/2026 (b)	550,000	657,987
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	277,183
5.00%, 3/1/2025	250,000	297,070
Security Description	Principal Amount	Value
5.00%, 3/1/2026	$ 580,000	$ 688,530
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	279,843
Series C, 5.00%, 5/15/2025	220,000	263,496
Series E, 5.00%, 5/15/2027	160,000	200,965
Texas, State General Obligation:
5.00%, 10/1/2023	275,000	314,421
5.00%, 4/1/2024	835,000	968,324
5.00%, 4/1/2025	685,000	816,952
5.00%, 4/1/2026	310,000	358,586
5.00%, 4/1/2028	160,000	184,168
5.00%, 4/1/2043	1,450,000	1,700,067
Series A, 4.00%, 10/1/2033	130,000	147,827
Series A, 5.00%, 10/1/2022	375,000	414,836
Series A, 5.00%, 4/1/2023	375,000	421,882
Series A, 5.00%, 10/1/2024	165,000	194,264
Series A, 5.00%, 4/1/2025	160,000	190,821
Series A, 5.00%, 4/1/2026	100,000	122,248
Series A, 5.00%, 10/1/2026	400,000	476,851
Series A, 5.00%, 10/1/2027	280,000	335,896
Series A, 5.00%, 10/1/2028	445,000	519,106
Series A, 5.00%, 4/1/2029	100,000	120,731
Series A, 5.00%, 10/1/2030	105,000	130,575
Series A, 5.00%, 10/1/2032	200,000	248,028
Series A, 5.00%, 4/1/2033	1,025,000	1,225,992
Series A, 5.00%, 4/1/2044	500,000	585,395
Series B, 5.00%, 10/1/2029	100,000	124,882
Series B, 5.00%, 10/1/2033	360,000	445,446
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	240,000	273,929
5.00%, 10/1/2024	265,000	311,598
5.00%, 10/1/2025	2,160,000	2,606,450
Series A, 3.00%, 10/1/2021	100,000	103,343
Series A, 5.00%, 10/1/2024	545,000	640,833
Series A, 5.00%, 10/1/2025	635,000	766,248
Series A, 5.00%, 10/1/2026	275,000	338,973
Series A, 5.00%, 4/1/2033	260,000	296,949
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	270,780
Series A, 5.00%, 3/15/2023	200,000	224,004
Series A, 5.00%, 3/15/2025	880,000	1,044,340
Series A, 5.00%, 3/15/2026	735,000	883,945
Series A, 5.00%, 3/15/2028	1,245,000	1,533,217
Series A, 5.00%, 3/15/2029	140,000	171,657
Series A, 5.00%, 3/15/2030	2,335,000	2,850,148
Series A, 5.00%, 3/15/2031	3,395,000	4,126,860
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	169,997
4.00%, 10/15/2036	3,675,000	4,154,412
5.00%, 4/15/2024	220,000	255,231
5.00%, 4/15/2026	135,000	165,097

125

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/15/2027	$ 2,990,000	$ 3,687,866
5.00%, 4/15/2029	340,000	416,928
5.00%, 8/1/2033	3,000,000	3,832,320
5.00%, 10/15/2041	4,050,000	4,833,351
Series A, 4.00%, 10/15/2033	2,020,000	2,258,865
Series A, 4.00%, 10/15/2037	180,000	204,871
Series A, 4.00%, 10/15/2040	115,000	126,004
Series A, 4.00%, 10/15/2052	125,000	137,998
Series A, 5.00%, 10/15/2020	130,000	133,952
Series A, 5.00%, 4/15/2021	100,000	104,968
Series A, 5.00%, 4/15/2026	135,000	162,873
Series A, 5.00%, 4/15/2027	120,000	149,971
Series A, 5.00%, 10/15/2029	125,000	149,168
Series A, 5.00%, 10/15/2031	575,000	681,616
Series A, 5.00%, 10/15/2040	600,000	701,868
Series B, 5.00%, 10/15/2032	5,570,000	7,026,555
Series B, 5.00%, 10/15/2038	2,020,000	2,508,153
Tomball, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (b)	115,000	136,423
5.00%, 2/15/2043 (b)	2,400,000	2,744,688
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	134,354
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	344,442
5.00%, 8/1/2025	335,000	401,702
5.00%, 8/1/2029	4,115,000	5,102,271
5.00%, 8/1/2030	100,000	123,724
5.00%, 8/1/2037	595,000	722,871
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	265,000	301,549
Series A, 5.00%, 2/15/2024	1,300,000	1,498,809
Series A, 5.00%, 2/15/2025	380,000	451,204
Series A, 5.00%, 2/15/2030	175,000	209,402
Series C, 4.00%, 2/15/2039	1,025,000	1,127,613
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	238,322
Series A, 5.00%, 4/15/2027	1,250,000	1,557,300
Series A, 5.00%, 4/15/2029	285,000	350,011
Series A, 5.00%, 4/15/2030	120,000	146,612
Series A, 5.00%, 4/15/2031	115,000	139,942
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	142,493
Series A, 5.00%, 7/1/2032	120,000	141,805
Series A, 5.25%, 7/1/2029	85,000	101,374
Series A, 5.50%, 7/1/2025	180,000	221,103
Series A, 5.50%, 7/1/2026	125,000	152,650
Security Description	Principal Amount	Value
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	$ 375,000	$ 397,061
Series B, 4.00%, 7/1/2034	300,000	335,235
Series B, 5.00%, 7/1/2021	150,000	158,739
Series B, 5.00%, 7/1/2024	175,000	204,248
Series B, 5.00%, 7/1/2025	265,000	309,923
Series B, 5.00%, 7/1/2027	60,000	69,827
Series B, 5.00%, 7/1/2029	145,000	174,502
University of Texas, Revenue:
Series B, 2.50%, 8/15/2036 (a)	535,000	537,868
Series B, 2.50%, 8/15/2046 (a)	455,000	457,211
Series B, 4.00%, 8/15/2036	350,000	387,341
Series B, 5.00%, 8/15/2026	340,000	419,332
Series B, 5.00%, 8/15/2027	405,000	473,024
Series C, 3.00%, 8/15/2035	470,000	477,445
Series E, 5.00%, 8/15/2026	140,000	172,666
Series E, 5.00%, 8/15/2027	100,000	125,961
Series F, 2.25%, 8/15/2041 (a)	3,745,000	3,745,899
Series H, 5.00%, 8/15/2022	255,000	280,775
Series I, 5.00%, 8/15/2024	3,055,000	3,584,615
Series J, 5.00%, 8/15/2024	315,000	369,608
Series J, 5.00%, 8/15/2025	260,000	313,331
Series J, 5.00%, 8/15/2026	200,000	246,666
Series J, 5.00%, 8/15/2027	425,000	523,013
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	214,956
5.00%, 7/15/2026	280,000	342,306
5.00%, 7/15/2028	505,000	617,352
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	161,674
5.00%, 2/1/2024	125,000	143,676
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (b)	170,000	181,849
		342,152,340
UTAH — 0.6%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	115,853
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	601,826
Series B, 4.00%, 10/1/2037	1,250,000	1,414,500
Series B, 5.00%, 10/1/2027	145,000	183,503
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,947,026
Series B-1, 5.00%, 8/1/2023	170,000	193,081
Series B-1, 5.00%, 8/1/2028	600,000	752,274
Utah, State General Obligation:

126

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2023	$ 2,800,000	$ 3,178,952
5.00%, 7/1/2025	30,000	36,126
5.00%, 7/1/2026	2,430,000	3,002,095
5.00%, 7/1/2027	360,000	448,862
5.00%, 7/1/2029	1,655,000	2,149,349
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,982,312
Series A, 5.00%, 6/15/2028	160,000	190,192
Series A, 5.00%, 6/15/2038	505,000	584,947
		17,780,898
VIRGINIA — 2.6%
Arlington County, VA, General Obligation:
5.00%, 8/15/2021	250,000	265,910
5.00%, 8/15/2032	4,690,000	5,997,291
Series B, 5.00%, 8/15/2027	165,000	204,230
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	400,285
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	580,265
Series A, 4.00%, 10/1/2036	305,000	348,487
Series A, 5.00%, 10/1/2025	185,000	217,625
Series A, 5.00%, 10/1/2032	100,000	121,386
Series B, 4.00%, 10/1/2025	400,000	460,104
Series B, 5.00%, 10/1/2025	200,000	240,518
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,727,815
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	815,305
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	258,615
Series A, 3.00%, 8/1/2036	250,000	258,018
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,242,630
Series A, 5.00%, 7/1/2036	1,000,000	1,233,470
Series A, 5.00%, 7/1/2038	650,000	796,776
Series A, 5.00%, 7/1/2042	2,495,000	3,030,427
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	170,562
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	1,735,000	1,905,342
Series A, 5.00%, 3/1/2025	105,000	117,826
Security Description	Principal Amount	Value
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	$ 300,000	$ 331,995
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	605,310
Series B, 5.00%, 8/1/2021	8,500,000	9,023,940
Series B, 5.00%, 4/1/2044	5,000,000	6,040,600
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	441,487
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2041	300,000	306,507
4.00%, 5/15/2038	3,680,000	4,152,105
5.00%, 3/15/2022	150,000	162,707
5.00%, 9/15/2023	1,800,000	2,053,008
5.00%, 3/15/2025	2,875,000	3,427,862
5.00%, 9/15/2027	2,425,000	2,995,239
5.00%, 9/15/2028	250,000	308,082
5.00%, 3/15/2032	130,000	161,420
Series A, 5.00%, 5/15/2029	4,695,000	5,911,052
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2024	320,000	369,053
5.00%, 2/1/2025	155,000	183,937
5.00%, 2/1/2031	410,000	503,857
Series A, 5.00%, 2/1/2021	380,000	396,040
Series A, 5.00%, 2/1/2022	110,000	118,831
Series A, 5.00%, 2/1/2023	150,000	167,732
Series A, 5.00%, 9/1/2028	1,835,000	2,254,114
Series A, 5.00%, 2/1/2031	500,000	594,950
Series B, 5.00%, 2/1/2022	100,000	108,028
Series D, 5.00%, 2/1/2020	50,000	50,153
Series D, 5.00%, 2/1/2023	250,000	279,552
Series D, 5.00%, 2/1/2024	210,000	242,191
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	776,917
Series B, 5.00%, 6/1/2026	200,000	240,994
Series B, 5.00%, 6/1/2028	3,495,000	4,182,921
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2029	490,000	518,106
Series A, 3.00%, 8/1/2032	210,000	219,679
Series A, 4.00%, 8/1/2034	820,000	956,727
Series A, 4.00%, 8/1/2035	260,000	302,416
Series A, 5.00%, 8/1/2025	100,000	120,569
Series A, 5.00%, 8/1/2029	150,000	187,565
Series B, 5.00%, 8/1/2022	250,000	274,700
Series B, 5.00%, 8/1/2024	740,000	866,910
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	210,996

127

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	$ 250,000	$ 302,907
5.00%, 10/1/2027	515,000	622,398
5.00%, 11/1/2040	2,500,000	2,963,700
5.00%, 11/1/2045	160,000	189,731
Series B, 5.00%, 11/1/2023	20,000	21,407
		76,541,282
WASHINGTON — 4.4%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation 5.00%, 12/1/2029	150,000	188,307
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S1, 5.00%, 11/1/2025	185,000	224,296
Series S1, 5.00%, 11/1/2035	335,000	404,536
Series S-1, 5.00%, 11/1/2025	160,000	193,784
Series S-1, 5.00%, 11/1/2027	85,000	102,599
Series S-1, 5.00%, 11/1/2030	385,000	460,768
Series S-1, 5.00%, 11/1/2035	105,000	124,339
Central Puget Sound, WA, Regional Transportation Authority, Sales & Use Tax Revenue Series S-1, 5.00%, 11/1/2036	1,825,000	2,156,876
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2025	180,000	216,331
5.00%, 7/1/2026	535,000	640,315
5.00%, 7/1/2028	145,000	185,796
Series A, 5.00%, 7/1/2025	205,000	246,377
Series A, 5.00%, 7/1/2026	930,000	982,461
Series A, 5.00%, 7/1/2027	3,290,000	3,591,798
Series A, 5.00%, 7/1/2028	1,460,000	1,662,636
Series A, 5.00%, 7/1/2033	545,000	669,489
Series A, 5.00%, 7/1/2036	1,370,000	1,728,488
Series A, 5.00%, 7/1/2038	175,000	203,401
Series C, 5.00%, 7/1/2025	605,000	705,478
Series C, 5.00%, 7/1/2027	125,000	145,086
Series C, 5.00%, 7/1/2030	290,000	367,244
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	216,331
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	556,535
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,721,530
5.00%, 12/1/2036	3,000,000	3,706,320
King County, School District No. 401 Highline, General Obligation:
Security Description	Principal Amount	Value
3.13%, 12/1/2032	$ 470,000	$ 497,495
4.00%, 12/1/2035	1,300,000	1,452,503
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	161,326
5.00%, 12/1/2029	300,000	367,659
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	828,134
5.00%, 12/1/2028	100,000	123,083
5.00%, 12/1/2031	100,000	124,478
5.00%, 12/1/2032	300,000	372,300
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	127,933
4.00%, 12/1/2030	2,500,000	2,844,500
5.00%, 12/1/2022	1,040,000	1,156,782
5.00%, 12/1/2030	2,665,000	3,287,357
5.00%, 12/1/2031	2,035,000	2,503,559
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	201,010
5.00%, 7/1/2027	160,000	188,563
5.00%, 7/1/2029	560,000	657,026
5.00%, 7/1/2031	225,000	262,805
Series E, 5.00%, 12/1/2028	225,000	271,159
Series E, 5.00%, 12/1/2029	305,000	366,573
King County, WA, Sewer Revenue:
5.00%, 7/1/2038	1,785,000	2,063,371
5.00%, 7/1/2042	200,000	239,824
Series A, 4.00%, 7/1/2035	1,765,000	1,948,101
Series B, 5.00%, 7/1/2027	125,000	144,968
Series B, 5.00%, 7/1/2041	100,000	117,839
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	144,767
5.00%, 12/1/2034	100,000	115,366
5.00%, 12/1/2039	180,000	210,766
5.25%, 12/1/2038	500,000	582,210
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	611,374
5.00%, 12/1/2031	4,750,000	6,087,790
5.00%, 12/1/2032	5,250,000	6,694,432
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	226,440
4.00%, 4/1/2041	200,000	219,750
Seattle, WA, General Obligation:

128

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2026	$ 100,000	$ 116,452
5.00%, 1/1/2038	2,040,000	2,446,450
Series A, 5.00%, 6/1/2020	135,000	137,180
Series A, 5.00%, 6/1/2023	100,000	113,080
Series A, 5.00%, 6/1/2024	225,000	262,683
Series A, 5.00%, 6/1/2025	1,760,000	2,113,566
Series A, 5.00%, 6/1/2026	5,870,000	7,027,447
Seattle, WA, Municipal Light & Power Revenue Series B, 4.00%, 5/1/2045	175,000	187,724
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	116,356
5.00%, 8/1/2030	200,000	246,146
Snohomish County, School District No. 201 Snohomish, General Obligation 5.00%, 12/1/2027	2,500,000	3,011,250
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	359,033
Series A, 5.00%, 12/1/2032	360,000	436,432
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	331,665
Series B, 5.00%, 6/1/2027	120,000	142,858
Series B, 5.00%, 6/1/2037	3,090,000	3,601,488
Washington, State 5.00%, 7/1/2020	105,000	107,024
Washington, State General Obligation:
5.00%, 8/1/2022	625,000	687,087
5.00%, 8/1/2023	100,000	113,652
5.00%, 8/1/2033	255,000	313,188
Series 201, 5.00%, 8/1/2040	3,080,000	3,574,217
Series 2016A, 5.00%, 7/1/2021	165,000	174,613
Series 2016A, 5.00%, 7/1/2024	165,000	192,971
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,190,482
Series A, 5.00%, 8/1/2027	225,000	268,937
Series A, 5.00%, 8/1/2031	330,000	399,343
Series A, 5.00%, 8/1/2034	300,000	360,087
Series A, 5.00%, 8/1/2035	1,245,000	1,500,752
Series A, 5.00%, 8/1/2037	310,000	376,135
Series A, 5.00%, 8/1/2041	1,645,000	1,975,645
Series A, 5.00%, 8/1/2043	3,700,000	4,511,262
Series A-1, 5.00%, 8/1/2024	370,000	433,814
Series A-1, 5.00%, 8/1/2033	120,000	141,134
Series A-1, 5.00%, 8/1/2034	300,000	352,263
Series A-1, 5.00%, 8/1/2036	550,000	643,362
Series A-1, 5.00%, 8/1/2040	300,000	348,138
Series B, 5.00%, 7/1/2024	355,000	415,180
Series B, 5.00%, 2/1/2028	600,000	707,250
Series B, 5.00%, 2/1/2029	135,000	158,621
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2029	$ 530,000	$ 636,424
Series B, 5.00%, 7/1/2031	355,000	423,373
Series B, 5.00%, 7/1/2033	285,000	337,916
Series B, 5.00%, 2/1/2037	500,000	577,070
Series C, 5.00%, 2/1/2022	9,260,000	10,003,393
Series C, 5.00%, 2/1/2023	100,000	111,757
Series C, 5.00%, 2/1/2032	105,000	125,132
Series C, 5.00%, 2/1/2035	450,000	521,244
Series C, 5.00%, 2/1/2039	3,000,000	3,522,420
Series D, 5.00%, 2/1/2021	325,000	338,683
Series D, 5.00%, 2/1/2027	185,000	212,343
Series D, 5.00%, 2/1/2029	250,000	301,348
Series D, 5.00%, 2/1/2037	100,000	117,972
Series D, 5.00%, 2/1/2041	850,000	1,010,259
Series R, 5.00%, 7/1/2026	120,000	141,604
Series R-2015, 4.00%, 7/1/2026	450,000	503,743
Series R-2015-C, 5.00%, 7/1/2021	100,000	105,826
Series R-2015-D, 5.00%, 7/1/2027	335,000	394,272
Series R-2015E, 5.00%, 7/1/2021	125,000	132,283
Series R-2015E, 5.00%, 7/1/2024	175,000	204,666
Series R-2015E, 5.00%, 7/1/2025	315,000	372,963
Series R-2015E, 5.00%, 7/1/2026	65,000	76,702
Series R-2015E, 5.00%, 7/1/2033	1,645,000	1,905,897
Series R-2017A, 5.00%, 8/1/2022	255,000	280,332
Series R-2017A, 5.00%, 8/1/2023	100,000	113,652
Series R-2017A, 5.00%, 8/1/2027	500,000	614,405
Series R-2017C, 5.00%, 8/1/2022	460,000	505,696
Series R-2017C, 5.00%, 8/1/2024	350,000	410,364
Series R-2017C, 5.00%, 8/1/2025	135,000	162,606
Series R-2018D, 5.00%, 8/1/2029	290,000	361,212
Series R-H, 5.00%, 7/1/2026	110,000	129,803
Series R-H, 5.00%, 7/1/2030	2,165,000	2,529,499
		127,382,190
WEST VIRGINIA — 0.2%
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,428,120
West Virginia, State General Obligation:
Series A, 5.00%, 11/1/2022	680,000	753,998
Series A, 5.00%, 6/1/2024	140,000	163,052

129

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 6/1/2025	$ 230,000	$ 275,404
Series A, 5.00%, 6/1/2026	130,000	159,380
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	834,188
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	528,191
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	917,272
		6,059,605
WISCONSIN — 1.7%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	1,775,000	1,789,058
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	121,360
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	212,078
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	144,790
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,113,407
Public Finance Authority, WI, Lease Development Revenue:
5.00%, 3/1/2029	300,000	360,933
5.00%, 3/1/2036	510,000	597,526
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	7,000,000	8,741,600
Series B, 5.00%, 5/1/2031	105,000	126,265
Series B, 5.00%, 5/1/2032	550,000	659,873
Series B, 5.00%, 5/1/2033	115,000	137,435
Series B, 5.00%, 5/1/2034	275,000	328,072
Series B, 5.00%, 5/1/2035	350,000	415,779
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2029	1,610,000	1,872,076
5.00%, 6/1/2030	1,785,000	2,075,562
5.00%, 6/1/2031	1,330,000	1,546,497
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	239,653
Series 1, 5.00%, 7/1/2026	1,270,000	1,564,538
Series A, 5.00%, 7/1/2031	320,000	369,014
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	140,000	168,125
Series A, 5.00%, 6/1/2027	330,000	395,719
Series A, 5.00%, 6/1/2034	965,000	1,135,728
Wisconsin, State General Obligation:
5.00%, 5/1/2024	735,000	855,893
5.00%, 5/1/2025	5,085,000	6,095,593
5.00%, 5/1/2027	135,000	161,136
5.00%, 11/1/2028	205,000	256,084
Security Description	Principal Amount	Value
5.00%, 5/1/2029	$ 160,000	$ 189,339
Series 1, 5.00%, 5/1/2024	110,000	124,051
Series 1, 5.00%, 11/1/2025	290,000	346,805
Series 1, 5.00%, 11/1/2027	275,000	327,770
Series 2, 5.00%, 11/1/2022	500,000	554,705
Series 2, 5.00%, 11/1/2024	1,145,000	1,353,791
Series 2, 5.00%, 11/1/2026	1,295,000	1,610,708
Series 2, 5.00%, 11/1/2027	1,780,000	2,230,518
Series 3, 5.00%, 11/1/2023	180,000	199,588
Series 3, 5.00%, 11/1/2031	530,000	654,990
Series 4, 5.00%, 5/1/2025	375,000	442,800
Series 4, 5.00%, 5/1/2026	645,000	760,623
Series A, 5.00%, 5/1/2026	355,000	412,028
Series A, 5.00%, 5/1/2027	4,045,000	4,615,247
Series A, 5.00%, 5/1/2028	920,000	1,032,700
Series A, 5.00%, 5/1/2035	130,000	151,836
Series B, 4.00%, 5/1/2023	355,000	388,899
Series C, 5.00%, 5/1/2029	300,000	347,931
Series D, 4.00%, 5/1/2029	105,000	116,311
Series D, 5.00%, 5/1/2032	120,000	137,204
Series D, 5.00%, 5/1/2033	1,240,000	1,414,394
		48,896,032
TOTAL MUNICIPAL BONDS & NOTES (Cost $2,748,445,410)		2,880,817,317
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (e) (f) (Cost $4,660,629)	4,660,629	4,660,629
TOTAL INVESTMENTS — 99.0% (Cost $2,753,106,039)		2,885,477,946
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		29,958,534
NET ASSETS — 100.0%		$ 2,915,436,480
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.8%
Assured Guaranty Municipal Corp.	0.2%
(c)	Amount is less than 0.05% of net assets.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.

130

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

(f)	The rate shown is the annualized seven-day yield at December 31, 2019.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$2,880,817,317	$—	$2,880,817,317
Short-Term Investment	4,660,629	—	—	4,660,629
TOTAL INVESTMENTS	$4,660,629	$2,880,817,317	$—	$2,885,477,946
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,244,002	$4,244,002	$131,893,613	$131,476,986	$—	$—	4,660,629	$4,660,629	$54,116
131	ARTFI

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.6%
ALABAMA — 0.5%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2021	$ 205,000	$ 218,226
Series A, 5.00%, 9/1/2022	3,090,000	3,405,860
Series A, 5.00%, 9/1/2023	3,950,000	4,499,682
Series B, 5.00%, 9/1/2023	5,000,000	5,695,800
Series B, 5.00%, 9/1/2024	3,560,000	4,182,751
		18,002,319
ARIZONA — 2.9%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	266,003
Arizona School Lottery Revenue 5.00%, 7/1/2024	9,450,000	11,038,356
Arizona State Transportation Board 5.00%, 7/1/2021	580,000	613,617
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,655,624
Series B, 5.00%, 7/1/2023	8,000,000	9,073,840
Arizona, Phoenix Civic Improvement Corp., Water System Revenue Series A, 5.00%, 7/1/2021	100,000	105,826
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2021	600,000	623,322
5.00%, 1/1/2023	6,710,000	7,484,737
5.00%, 1/1/2024	6,275,000	7,228,926
5.00%, 1/1/2025	2,000,000	2,374,400
Series A, 5.00%, 1/1/2023	4,355,000	4,857,828
Series A, 5.00%, 1/1/2024	1,965,000	2,263,719
Arizona, State:
5.00%, 10/1/2021	6,015,000	6,416,922
5.00%, 9/1/2022	185,000	203,705
Arizona, State Transportation Board, Highway Revenue 5.00%, 7/1/2023	9,675,000	10,970,095
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2021	265,000	280,399
5.00%, 7/1/2023	3,310,000	3,753,077
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	109,566
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	15,989,886
Maricopa County Series A, 5.00%, 7/1/2023	1,725,000	1,953,373
Security Description	Principal Amount	Value
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	$ 290,000	$ 306,895
5.00%, 7/1/2022	355,000	389,329
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2021	550,000	581,625
5.00%, 7/1/2022	250,000	273,203
Phoenix, AZ, General Obligation 4.00%, 7/1/2021	415,000	433,044
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,390,335
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,900,000	5,548,711
5.00%, 7/1/2024	6,200,000	7,242,096
		108,428,459
ARKANSAS — 0.1%
Arkansas, State General Obligation:
4.00%, 6/1/2024	3,000,000	3,368,100
4.25%, 6/1/2023	1,305,000	1,442,547
5.00%, 10/1/2020	125,000	128,631
		4,939,278
CALIFORNIA — 19.4%
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	106,953
Beverly Hills, CA, Unified School District, General Obligation 3.00%, 8/1/2021	3,000,000	3,099,900
California Infrastructure & Economic Development Bank 5.00%, 10/1/2021	12,430,000	13,318,994
California Infrastructure & Economic Development Bank Revenue 5.00%, 10/1/2022	155,000	172,269
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	271,872
California State Public Works Board:
Series C, 5.00%, 11/1/2022	4,410,000	4,900,348
Series C, 5.00%, 11/1/2023	5,240,000	6,013,424
Series C, 5.00%, 11/1/2024	7,290,000	8,630,631
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (a)	15,085,000	15,368,145

132

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series B, 2.25%, 4/1/2045 (a)	$ 28,000,000	$ 28,573,440
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	138,018
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2022	890,000	994,557
Series AX, 5.00%, 12/1/2022	3,000,000	3,352,440
California, State Department of Water Resources Power Supply Revenue Series O, 5.00%, 5/1/2021	3,640,000	3,835,504
California, State General Obligation:
4.00%, 9/1/2021	150,000	157,572
4.00%, 9/1/2022	700,000	755,741
4.00%, 10/1/2023	10,000,000	11,098,700
4.00%, 11/1/2023	3,655,000	4,065,018
4.00%, 4/1/2024	10,000,000	11,223,300
4.00%, 10/1/2024	37,530,000	42,625,823
5.00%, 8/1/2021	100,000	106,359
5.00%, 9/1/2021	500,000	533,460
5.00%, 8/1/2022	190,000	209,488
5.00%, 9/1/2022	2,355,000	2,604,253
5.00%, 11/1/2022	28,035,000	31,185,573
5.00%, 3/1/2023	4,075,000	4,582,745
5.00%, 8/1/2023	4,125,000	4,703,738
5.00%, 9/1/2023	325,000	371,612
5.00%, 10/1/2023	10,000,000	11,465,300
5.00%, 4/1/2024	13,145,000	15,294,673
5.00%, 8/1/2024	19,620,000	23,071,158
5.00%, 9/1/2024	2,500,000	2,947,275
5.00%, 10/1/2024	5,000,000	5,909,650
5.00%, 11/1/2024	5,000,000	5,924,700
4.00%, 12/1/2030 (a)	14,115,000	14,700,631
Series B, 5.00%, 8/1/2021	10,000,000	10,635,900
Series B, 5.00%, 8/1/2022	2,680,000	2,954,888
Series B, 5.00%, 8/1/2024	10,000,000	11,759,000
California, State University Revenue:
Series A, 5.00%, 11/1/2021	4,095,000	4,398,644
Series A, 5.00%, 11/1/2022	4,460,000	4,969,154
Series A, 5.00%, 11/1/2023	3,450,000	3,978,885
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	262,235
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series A, 5.00%, 3/1/2021	325,000	340,470
Security Description	Principal Amount	Value
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	$ 1,200,000	$ 1,376,304
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,703,996
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,300,000	4,779,063
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,284,675
Long Beach, CA, Community College District, General Obligation:
4.00%, 8/1/2021	3,750,000	3,930,487
4.00%, 8/1/2022	5,000,000	5,389,850
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2021	400,000	424,412
Series A, 5.00%, 7/1/2023	6,160,000	7,025,603
Series B, 5.00%, 7/1/2022	300,000	330,495
Los Angeles, CA, Community College District, General Obligation:
Series B-1, 5.00%, 8/1/2021	16,000,000	17,017,440
Series C, 5.00%, 8/1/2022	500,000	552,095
Series I, 3.00%, 8/1/2023	250,000	268,095
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	318,402
Series A, 5.00%, 7/1/2023	2,360,000	2,690,754
Series B, 5.00%, 7/1/2023	11,000,000	12,541,650
Series B, 5.00%, 7/1/2024	19,000,000	22,385,420
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	1,720,000	1,962,331
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2021	215,000	227,393
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	5,071,676
Series A, 5.00%, 11/1/2024	7,210,000	8,415,872
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2021	315,000	333,594
Series A, 5.00%, 7/1/2022	25,530,000	28,018,664

133

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2023	$ 20,450,000	$ 23,217,703
Series A, 5.00%, 7/1/2024	12,130,000	14,215,390
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	1,570,000	1,721,929
North Orange, CA, County Community College District, General Obligation Series B, 4.00%, 8/1/2021	7,000,000	7,342,580
Oakland-Alameda County, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2020	125,000	127,806
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,757,200
5.00%, 2/15/2024	6,300,000	7,337,988
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,585,180
Riverside Unified School District, General Obligation:
Series B, 4.00%, 8/1/2021	2,255,000	2,364,616
Series B, 4.00%, 8/1/2022	2,000,000	2,157,540
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	1,100,000	1,184,821
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (a)	7,500,000	8,460,000
Series D, 5.00%, 8/15/2021	2,420,000	2,578,462
Series E, 5.00%, 8/15/2022	3,860,000	4,269,199
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2021	2,255,000	2,349,101
San Diego County, CA, Regional Transportation Commission Revenue Series A, 3.00%, 4/1/2021	15,000,000	15,379,350
San Diego County, CA, Unified School District Revenue 4.00%, 7/1/2021	15,000,000	15,688,650
San Diego County, CA, Water Authority Financing Corp., Revenue Series S1, 5.00%, 5/1/2021	28,285,000	29,672,662
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	3,510,000	3,703,998
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,296,240
Security Description	Principal Amount	Value
Series C, 2.13%, 10/1/2048 (a)	$ 15,000,000	$ 15,440,700
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2023	3,280,000	3,776,133
San Francisco, CA, Public Utilities Commission Water Revenue:
5.00%, 11/1/2021	100,000	107,339
5.00%, 11/1/2023	2,170,000	2,498,234
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	319,029
Series B, 5.00%, 8/1/2022	3,260,000	3,596,139
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2021	500,000	528,895
Series A, 5.00%, 6/1/2022	4,690,000	5,150,933
Series A, 5.00%, 6/1/2023	4,385,000	4,991,796
Santa Monica-Malibu, CA, Unified School District, General Obligation 4.00%, 8/1/2021	15,405,000	16,158,921
Sonoma County, CA, Junior College District, General Obligation:
Series B, 4.00%, 8/1/2021	850,000	891,599
Series B, 4.00%, 8/1/2022	10,000,000	10,787,700
Southern California, Metropolitan Water District Revenue:
Series A, 5.00%, 7/1/2021	10,010,000	10,620,910
Series B, 4.00%, 8/1/2023	255,000	281,966
Series B, 5.00%, 8/1/2022	12,150,000	13,369,131
Southern California, State Public Power Authority Revenue:
Series 1, 2.00%, 7/1/2036 (a)	150,000	150,287
Series A, 5.00%, 7/1/2022	415,000	439,746
University of California, Revenue:
Series A, 5.00%, 11/1/2021	5,180,000	5,564,097
Series A, 5.00%, 11/1/2023	4,810,000	5,547,373
Series AO, 5.00%, 5/15/2021	730,000	770,661
Series AT, 1.40%, 5/15/2046 (a)	3,260,000	3,272,616
Series B-2, 4.00%, 11/1/2049 (a)	100,000	103,757
Series I, 5.00%, 5/15/2020	3,355,000	3,405,325
Series I, 5.00%, 5/15/2021	385,000	406,444
Series I, 5.00%, 5/15/2022	500,000	547,870
		729,798,727

134

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
COLORADO — 1.0%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	$ 1,750,000	$ 2,011,485
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2023	1,500,000	1,721,700
Series A-3, 5.00%, 11/15/2022	8,700,000	9,664,743
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	106,164
Series B, 5.00%, 8/1/2023	10,825,000	12,319,175
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,915,239
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	6,030,832
		37,769,338
CONNECTICUT — 1.9%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (a)	13,625,000	14,900,027
Series A-4-, 2.00%, 7/1/2049 (a)	5,000,000	5,079,900
Series C-2, 5.00%, 7/1/2057 (a)	32,130,000	35,793,463
Series U-1-, 2.00%, 7/1/2033 (a)	6,790,000	6,901,220
Series U-2-, 2.00%, 7/1/2033 (a)	6,475,000	6,579,701
Connecticut, State Revolving Funding Revenue Series A, 5.00%, 3/1/2021	3,025,000	3,163,938
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	127,865
		72,546,114
DELAWARE — 0.4%
Delaware, State General Obligation:
5.00%, 3/1/2021	425,000	444,418
5.00%, 2/1/2024	2,830,000	3,272,386
5.00%, 3/1/2024	880,000	1,020,228
Series A, 5.00%, 2/1/2021	500,000	521,215
Series A, 5.00%, 2/1/2022	375,000	405,427
Series A, 5.00%, 3/1/2022	750,000	813,270
Series A, 5.00%, 3/1/2023	2,175,000	2,441,655
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2024	$ 5,000,000	$ 5,902,000
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2021	2,005,000	2,121,812
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	286,135
		17,228,546
DISTRICT OF COLUMBIA — 1.1%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2021	120,000	126,569
Series A, 5.00%, 6/1/2023	8,480,000	9,592,237
Series A, 5.00%, 10/15/2023	9,000,000	10,302,930
Series D, 5.00%, 6/1/2020	100,000	101,607
Series D, 5.00%, 6/1/2021	305,000	321,696
Series D, 5.00%, 6/1/2022	525,000	574,087
Series D, 5.00%, 6/1/2023	2,325,000	2,629,947
Series D, 5.00%, 6/1/2024	505,000	589,103
Series E, 5.00%, 6/1/2020	275,000	279,419
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (a)	2,500,000	2,546,550
Washington Metropolitan Area Transit Authority, Revenue Series A-1, 5.00%, 7/1/2020	50,000	50,959
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,306,660
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,580,362
Series B, 5.00%, 10/1/2023	3,000,000	3,424,110
Series B, 5.00%, 10/1/2024	2,000,000	2,351,680
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	260,000	274,989
Series B, 5.00%, 7/1/2022	2,500,000	2,735,900
		41,788,805
FLORIDA — 3.2%
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	3,750,000	4,405,612
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	140,000	142,285
Series A, 5.00%, 6/1/2023	4,495,000	5,086,182
Series A, 5.00%, 7/1/2023	2,000,000	2,268,460
Series B, 5.00%, 6/1/2023	5,160,000	5,838,643
Series B, 5.00%, 6/1/2024	7,775,000	9,080,811
Series C, 5.00%, 6/1/2020	150,000	152,448

135

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 6/1/2024	$ 3,940,000	$ 4,601,723
Series D, 5.00%, 6/1/2021	2,080,000	2,195,981
Series D, 5.00%, 6/1/2024	8,380,000	9,787,421
Series E, 5.00%, 6/1/2022	125,000	136,719
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	2,500,000	2,829,150
Series B, 5.00%, 7/1/2021	1,345,000	1,423,777
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	2,700,000	2,961,090
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	240,000	254,676
Series A, 5.00%, 9/1/2022	13,315,000	14,683,383
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	955,000	1,010,056
Series B, 5.00%, 7/1/2022	150,000	164,349
Florida's Turnpike Enterprise Revenue Series B, 5.00%, 7/1/2021	125,000	132,206
Gainesville, FL, Utilities System Revenue Series A, 5.00%, 10/1/2022	2,625,000	2,899,339
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	275,000	300,663
5.00%, 7/1/2023	6,855,000	7,742,380
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2021	475,000	506,573
Series A, 5.00%, 10/1/2023	3,750,000	4,271,250
Series A, 5.00%, 10/1/2024	2,500,000	2,929,500
Miami-Dade County, FL, General Obligation Series A, 5.00%, 7/1/2021	3,560,000	3,766,338
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	218,924
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2020	340,000	349,877
5.00%, 10/1/2022	125,000	138,171
Orlando County, FL, Utilities Commission Revenue:
Series A, 3.00%, 10/1/2027 (a)	100,000	101,389
Series A, 5.00%, 10/1/2021	500,000	533,770
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2021	105,000	111,370
Palm Beach County, School District:
Series A, 5.00%, 8/1/2023	12,045,000	13,666,739
Security Description	Principal Amount	Value
Series B, 5.00%, 8/1/2021	$ 100,000	$ 106,067
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	365,931
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,714,440
5.00%, 10/1/2024	1,250,000	1,471,700
South Florida Water Management District 5.00%, 10/1/2023	4,070,000	4,640,573
Volusia County, FL, School Board Corporation Series B, 5.00%, 8/1/2024	5,500,000	6,413,825
		119,403,791
GEORGIA — 2.4%
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	4,320,000	5,044,032
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	3,525,000	3,787,048
DeKalb County, GA, General Obligation 5.00%, 12/1/2020	4,220,000	4,368,375
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2023	5,000,000	5,595,900
Series A-1, 5.00%, 2/1/2022	11,335,000	12,252,342
Series A-1, 5.00%, 2/1/2023	500,000	559,590
Series C, 5.00%, 7/1/2022	11,700,000	12,834,432
Series C-1, 5.00%, 1/1/2023	4,000,000	4,464,320
Series C-1, 5.00%, 7/1/2023	10,000,000	11,346,000
Series E, 5.00%, 12/1/2021	545,000	585,837
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2022	8,515,000	9,202,246
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,960,750
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2021	4,890,000	5,214,158
		91,215,030
HAWAII — 1.2%
City & County of Honolulu, HI, General Obligation:
Series A, 5.00%, 10/1/2022	2,285,000	2,526,433
Series D, 5.00%, 9/1/2022	4,710,000	5,192,775
Series E, 5.00%, 9/1/2024 (a)	10,000,000	11,254,300
Hawaii, State General Obligation:
5.00%, 1/1/2024	1,200,000	1,381,404

136

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 10/1/2024	$ 500,000	$ 588,935
Series ET, 4.00%, 10/1/2022	1,060,000	1,143,411
Series EY, 5.00%, 10/1/2021	140,000	149,558
Series EY, 5.00%, 10/1/2023	7,000,000	7,995,190
Series EZ, 5.00%, 10/1/2022	150,000	165,849
Series FB, 5.00%, 4/1/2021	1,075,000	1,127,482
Series FB, 5.00%, 4/1/2022	110,000	119,530
Series FE, 5.00%, 10/1/2022	120,000	132,679
Series FG, 5.00%, 10/1/2022	2,260,000	2,498,792
Series FH, 3.00%, 10/1/2021	3,500,000	3,618,265
Series FH, 5.00%, 10/1/2022	3,400,000	3,759,244
Series FK, 4.00%, 5/1/2022	3,250,000	3,467,392
		45,121,239
ILLINOIS — 0.9%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	7,385,000	7,915,021
Greater Chicago, Metropolitan Water Reclamation District Revenue Series D, 5.00%, 12/1/2021	500,000	535,295
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	623,070
5.00%, 1/1/2021	245,000	254,499
5.00%, 7/1/2021	500,000	529,055
5.00%, 1/1/2022	395,000	425,131
5.00%, 1/1/2024	7,995,000	9,166,507
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	10,058,357
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	192,015
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,289,700
McHenry County, IL, Conservation District, General Obligation:
5.00%, 2/1/2021	125,000	130,084
5.00%, 2/1/2023	250,000	277,783
		32,396,517
INDIANA — 0.4%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	391,275
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	559,265
5.00%, 2/1/2024	1,500,000	1,732,530
5.00%, 2/1/2025	3,000,000	3,568,230
Series A, 5.00%, 12/1/2022	125,000	138,769
Security Description	Principal Amount	Value
Indiana, University Revenue Series A, 5.00%, 6/1/2023	$ 6,625,000	$ 7,489,231
		13,879,300
IOWA — 0.5%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2022	4,455,000	4,899,921
Iowa, State Revenue:
5.00%, 6/15/2022	210,000	229,734
5.00%, 6/15/2023	2,255,000	2,549,909
Series A, 5.00%, 6/1/2023	9,025,000	10,192,564
		17,872,128
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
Series A, 5.00%, 9/1/2021	345,000	367,318
Series A, 5.00%, 9/1/2023	7,500,000	8,543,700
Johnson County, Unified School District No. 233, General Obligation:
Series A, 5.00%, 9/1/2021	1,620,000	1,724,247
Series B, 5.00%, 9/1/2023	850,000	968,609
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2021	3,295,000	3,506,473
Series A, 5.00%, 9/1/2023	2,400,000	2,733,984
		17,844,331
KENTUCKY — 0.0% (b)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	112,324
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue:
5.00%, 11/15/2021	500,000	536,215
Series A, 5.00%, 5/15/2020	250,000	253,555
		902,094
LOUISIANA — 0.2%
Louisiana, State General Obligation:
Series B, 5.00%, 10/1/2021	7,000,000	7,469,000
Series B, 5.00%, 8/1/2022	160,000	175,678
Series C, 5.00%, 8/1/2023	125,000	141,689
		7,786,367
MAINE — 0.2%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2020	1,455,000	1,478,251
Series B, 5.00%, 6/1/2022	175,000	191,275
Series B, 5.00%, 6/1/2023	50,000	56,487
Series D, 5.00%, 6/1/2023	4,250,000	4,801,352

137

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	$ 250,000	$ 273,915
		6,801,280
MARYLAND — 5.3%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,519,345
Baltimore County, MD, General Obligation:
5.00%, 3/1/2024	8,310,000	9,571,873
Series B, 5.00%, 10/15/2022	555,000	614,135
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,529,700
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	4,000,000	4,193,760
5.00%, 9/1/2020	100,000	102,594
5.00%, 2/1/2021	1,625,000	1,693,591
5.00%, 12/15/2021	890,000	957,676
5.00%, 5/1/2022	9,705,000	10,576,703
5.00%, 9/1/2022	15,010,000	16,548,525
5.00%, 5/1/2023	8,240,000	9,289,694
5.00%, 6/1/2023	2,410,000	2,724,384
5.00%, 11/1/2023	5,005,000	5,733,628
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	164,554
5.00%, 6/1/2022	14,200,000	15,524,150
5.00%, 3/1/2023	100,000	104,545
5.00%, 6/1/2023	13,535,000	15,305,378
5.00%, 3/1/2024	100,000	104,545
Series A, 5.00%, 8/1/2021	2,135,000	2,266,601
Series A, 5.00%, 3/1/2022	5,075,000	5,499,676
Series A, 5.00%, 3/15/2022	200,000	217,034
Series A, 5.00%, 8/1/2022	5,015,000	5,514,544
Series A, 5.00%, 3/1/2023	1,420,000	1,592,686
Series A, 5.00%, 3/15/2023	300,000	336,912
Series A, 5.00%, 8/1/2023	1,200,000	1,364,280
Series A, 5.00%, 3/15/2024	10,000,000	11,589,700
Series B, 5.00%, 8/1/2022	10,700,000	11,765,827
Series C, 5.00%, 8/1/2020	100,000	102,274
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	272,273
5.00%, 5/1/2023	1,500,000	1,688,460
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2020	365,000	376,848
Series A, 5.00%, 11/1/2021	500,000	535,750
Series A, 5.00%, 11/1/2023	15,765,000	18,066,375
Series B, 5.00%, 11/1/2021	125,000	133,938
Prince George County, MD, General Obligation:
Security Description	Principal Amount	Value
Series A, 5.00%, 9/15/2020	$ 255,000	$ 262,038
Series A, 5.00%, 7/15/2023	10,020,000	11,375,506
Series A, 5.00%, 9/15/2023	5,000,000	5,706,700
Series A, 5.00%, 7/15/2024	14,860,000	17,399,574
Series B, 4.00%, 7/15/2022	105,000	112,691
Washington, MD, Suburban Sanitary Commission, General Obligation:
5.00%, 6/1/2021	200,000	211,064
5.00%, 6/1/2023	3,000,000	3,392,400
		201,041,931
MASSACHUSETTS — 4.2%
Boston, MA, General Obligation:
Series A, 5.00%, 4/1/2022	1,685,000	1,835,706
Series A, 5.00%, 5/1/2023	3,000,000	3,394,800
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	1,390,000	1,467,367
Series B, 5.00%, 7/1/2024	2,000,000	2,340,960
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 2/1/2021	7,750,000	8,077,980
Series 2017, 5.00%, 8/1/2021	100,000	106,180
Series 2017, 5.00%, 8/1/2022	1,545,000	1,699,716
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2022	150,000	158,435
5.00%, 6/15/2024	3,500,000	3,960,740
Series A, 5.00%, 6/15/2021	6,000,000	6,105,240
Series A, 5.00%, 6/15/2022	9,675,000	10,219,025
Series A, 5.00%, 6/15/2023	980,000	1,072,590
Massachusetts, State General Obligation:
Series A, 5.00%, 3/1/2021	10,135,000	10,594,420
Series A, 5.00%, 7/1/2022	2,875,000	3,153,760
Series A, 5.00%, 3/1/2023	520,000	583,580
Series A, 5.00%, 7/1/2023	2,000,000	2,269,200
Series A, 5.00%, 1/1/2024	3,675,000	4,235,217
Series B, 5.00%, 7/1/2023	2,250,000	2,552,850
Series C, 5.00%, 10/1/2022	7,930,000	8,774,704
Series C, 5.00%, 2/1/2023	6,725,000	7,526,486
Series D-2-R, 1.70%, 8/1/2043 (a)	14,700,000	14,885,367
Series E, 3.00%, 12/1/2023	8,000,000	8,584,320
Series E, 5.00%, 11/1/2022	9,690,000	10,753,090
Series E, 5.00%, 11/1/2023	5,720,000	6,559,639
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,342,137
Series A, 5.00%, 6/1/2023	5,780,000	6,534,001

138

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2022	$ 8,430,000	$ 9,053,652
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	295,495
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,651,305
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue Series C, 5.00%, 1/1/2024	2,205,000	2,537,404
University of Massachusetts, Building Authority Revenue:
Series 2, 5.00%, 11/1/2021	6,055,000	6,483,331
Series 2, 5.00%, 11/1/2022	1,735,000	1,923,282
		156,731,979
MICHIGAN — 0.8%
Michigan, State Building Authority Revenue Series I-A, 5.00%, 10/15/2022	200,000	221,252
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2021	2,575,000	2,749,843
5.00%, 10/1/2023	3,500,000	4,001,725
5.00%, 4/15/2024	2,500,000	2,901,475
Series I, 5.00%, 4/15/2022	50,000	54,371
Series I, 5.00%, 4/15/2023	1,500,000	1,687,080
Michigan, State General Obligation:
Series A, 5.00%, 12/1/2020	2,890,000	2,994,300
Series A, 5.00%, 12/1/2021	3,000,000	3,223,020
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2022	1,420,000	1,544,676
Series A, 5.00%, 4/1/2023	3,745,000	4,215,296
Series A, 5.00%, 4/1/2024	4,335,000	5,034,972
		28,628,010
MINNESOTA — 1.6%
Minneapolis, MN, General Obligation 4.00%, 12/1/2020	2,100,000	2,156,007
Minnesota, State General Fund Revenue 5.00%, 6/1/2021	1,610,000	1,698,598
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2021	300,000	318,540
Series A, 5.00%, 10/1/2021	100,000	106,827
Series A, 5.00%, 8/1/2022	13,070,000	14,371,903
Series B, 5.00%, 8/1/2022	1,740,000	1,913,321
Series E, 2.50%, 8/1/2020	125,000	126,048
Series E, 5.00%, 10/1/2023	3,685,000	4,211,808
Security Description	Principal Amount	Value
Minnesota, State Public Facilities Authority Series A, 5.00%, 3/1/2022	$ 5,140,000	$ 5,570,115
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2021	5,000,000	5,211,050
Series A, 5.00%, 2/1/2022	3,000,000	3,242,130
Series A, 5.00%, 2/1/2024	5,000,000	5,768,650
Shakopee, MN, Independent School District No. 720, General Obligation Series A, 5.00%, 2/1/2021	4,835,000	5,028,980
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	8,190,000	9,109,655
		58,833,632
MISSISSIPPI — 0.2%
Mississippi, State General Obligation Series C, 5.00%, 10/1/2024	5,075,000	5,972,514
MISSOURI — 0.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2020	140,000	144,056
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	189,954
Missouri, State Highways & Transportation Commission Revenue Series B, 5.00%, 5/1/2023	3,800,000	4,286,742
Springfield, MO, State Public Utility Revenue:
5.00%, 8/1/2020	5,115,000	5,230,445
5.00%, 8/1/2021	225,000	238,795
		10,089,992
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue:
5.00%, 12/1/2021	200,000	214,078
5.00%, 12/1/2022	200,000	222,274
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	6,244,040
Series A, 4.00%, 7/15/2024	1,125,000	1,266,615
		7,947,007
NEVADA — 0.9%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	415,000	444,515
5.00%, 6/1/2022	120,000	131,009

139

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/1/2023	$ 6,570,000	$ 7,415,231
5.00%, 6/1/2024	6,900,000	8,029,668
Series A, 5.00%, 11/1/2023	260,000	297,430
Clark County, NV, Revenue 5.00%, 7/1/2021	270,000	285,649
Clark County, TX, Water Reclamation District, General Obligation 5.00%, 7/1/2024	5,000,000	5,852,400
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 4.00%, 6/1/2020	170,000	172,043
Series A, 5.00%, 6/1/2020	125,000	127,014
Series A, 5.00%, 6/1/2021	3,525,000	3,718,981
Series B, 5.00%, 12/1/2020	555,000	574,769
Series B, 5.00%, 12/1/2023	2,000,000	2,293,040
Series B, 5.00%, 6/1/2024	3,755,000	4,371,533
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	1,000,000	1,161,720
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	115,000	116,651
		34,991,653
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation 4.00%, 10/15/2023	1,505,000	1,663,115
New Jersey, Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2022	5,095,000	5,589,011
Series B, 5.00%, 7/1/2023	2,135,000	2,422,371
Series B, 5.00%, 7/1/2024	4,305,000	5,038,917
Rutgers, NJ, State University Revenue Series J, 5.00%, 5/1/2021	145,000	152,530
		14,865,944
NEW MEXICO — 1.0%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A, 5.00%, 7/1/2020	95,000	96,832
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,653,900
Series A, 5.00%, 6/15/2024	8,000,000	9,332,080
Series D, 5.00%, 6/1/2022	250,000	273,122
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	100,000	108,324
Series A, 5.00%, 3/1/2024	3,500,000	4,046,910
Series B, 5.00%, 3/1/2022	6,750,000	7,311,870
New Mexico, State Severance Tax Permanent Fund Revenue:
Security Description	Principal Amount	Value
5.00%, 7/1/2021	$ 1,405,000	$ 1,486,645
Series A, 5.00%, 7/1/2021	1,435,000	1,518,388
Series A, 5.00%, 7/1/2022	8,160,000	8,938,464
Series B, 4.00%, 7/1/2021	135,000	140,848
Series B, 4.00%, 7/1/2022	335,000	358,738
Series B, 4.00%, 7/1/2023	130,000	142,722
		39,408,843
NEW YORK — 14.9%
Erie County, NY, Industrial Development Agency School Facility Revenue Series A, 5.00%, 5/1/2021	3,275,000	3,447,330
Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 11/15/2021	215,000	230,529
Series A, 5.00%, 11/15/2022	6,095,000	6,769,046
Monroe County, NY, Industrial Development Agency Revenue 5.00%, 5/1/2023	4,350,000	4,910,236
Monroe County, NY, Industrial Development Corp. Revenue:
Series A, 5.00%, 7/1/2023	500,000	568,225
Series B, 5.00%, 7/1/2023	600,000	681,870
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2021	155,000	165,844
Series 180, 5.00%, 6/1/2021	125,000	131,933
New York City Water & Sewer System Revenue:
Series A, 5.00%, 6/15/2023	140,000	158,665
Series CC, 5.00%, 6/15/2023	880,000	946,528
Series CC-, 5.00%, 6/15/2022	10,000,000	10,955,000
Series CC-, 5.00%, 6/15/2025	8,905,000	10,705,146
Series CC-1, 4.00%, 6/15/2021	100,000	104,263
Series DD2, 5.00%, 6/15/2024	12,000,000	13,361,520
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-, 5.00%, 7/15/2022	160,000	176,394
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, 5.00%, 7/15/2020	85,000	86,855
Series S-, 5.00%, 7/15/2021	400,000	424,916
Series S-, 5.00%, 7/15/2022	40,000	44,098
Series S-1, 5.00%, 7/15/2020	15,000	15,310
Series S-1, 5.00%, 7/15/2022	200,000	219,688
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,000,000	16,650,000

140

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2023	$ 4,300,000	$ 4,888,670
Series A-1, 5.00%, 8/1/2022	100,000	110,041
Series A-1, 5.00%, 8/1/2023	6,120,000	6,957,828
Series A-1, 5.00%, 8/1/2024	1,000,000	1,172,960
Series C, 5.00%, 11/1/2020	150,000	154,907
Series C, 5.00%, 11/1/2021	5,625,000	6,026,119
Series C, 5.00%, 11/1/2022	3,695,000	4,101,450
Series C, 5.00%, 11/1/2023	4,560,000	5,225,669
Series C-1, 5.00%, 5/1/2021	695,000	731,091
Series C-1, 5.00%, 11/1/2021	7,000,000	7,499,170
Series C-1, 5.00%, 5/1/2023	16,000,000	18,043,840
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	620,000	677,139
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,419
Series A, 5.00%, 8/1/2021	1,500,000	1,591,485
Series A, 5.00%, 8/1/2022	20,850,000	22,915,609
Series A, 5.00%, 8/1/2023	17,615,000	20,006,589
Series C, 5.00%, 8/1/2020	135,000	138,047
Series C, 5.00%, 8/1/2021	1,500,000	1,591,485
Series C, 5.00%, 8/1/2022	16,420,000	18,046,729
Series C, 5.00%, 8/1/2023	3,540,000	4,020,626
Series E, 5.00%, 8/1/2020	275,000	281,207
Series E, 5.00%, 8/1/2021	11,180,000	11,861,868
Series E, 5.00%, 8/1/2022	740,000	813,312
Series E, 5.00%, 8/1/2023	5,000,000	5,678,850
Series E, 5.00%, 8/1/2024	17,500,000	20,492,675
Series G, 5.00%, 8/1/2020	120,000	122,708
Series J, 4.00%, 8/1/2021	3,045,000	3,183,213
Subseries D, 5.00%, 8/1/2038 (a)	20,000,000	22,615,800
New York, NY, Local Gov't Assistance Corp., Revenue Series A, 5.00%, 4/1/2021	7,495,000	7,872,373
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	111,213
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	196,673
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2020	170,000	173,363
Series A, 5.00%, 7/1/2022	1,220,000	1,339,560
Series A, 5.00%, 10/1/2022	2,450,000	2,710,974
Series A, 5.00%, 7/1/2023	740,000	840,699
Series A, 5.00%, 10/1/2023	8,785,000	10,044,222
Series A, 5.00%, 7/1/2024	785,000	921,088
Series A, 5.00%, 10/1/2024	1,025,000	1,207,317
Series B, 5.00%, 10/1/2023	800,000	920,088
Security Description	Principal Amount	Value
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021	$ 215,000	$ 230,026
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.00%, 2/15/2022	15,600,000	16,878,888
Series A, 5.00%, 3/15/2022	330,000	358,106
Series A, 5.00%, 3/15/2023	4,930,000	5,531,805
Series A, 5.00%, 2/15/2024	9,500,000	10,969,840
Series A, 5.00%, 3/15/2024	5,000,000	5,788,400
Series B, 5.00%, 2/15/2022	3,600,000	3,895,128
Series B, 5.00%, 2/15/2023	1,500,000	1,678,530
Series D, 5.00%, 2/15/2021	5,255,000	5,487,166
Series D, 5.00%, 2/15/2022	13,275,000	14,363,284
Series D, 5.00%, 2/15/2023	8,900,000	9,959,278
Series E, 5.00%, 3/15/2024	1,800,000	2,083,824
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2021	16,690,000	17,479,938
Series A, 5.00%, 3/15/2022	23,500,000	25,522,880
Series A, 5.00%, 3/15/2023	27,100,000	30,435,468
Series A, 5.00%, 3/15/2024	700,000	811,629
Series C, 5.00%, 3/15/2022	1,000,000	1,086,080
Series C, 5.00%, 3/15/2023	255,000	286,385
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,127,713
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2020	580,000	590,493
5.00%, 6/15/2022	6,120,000	6,715,415
5.00%, 6/15/2023	500,000	568,120
Series A, 5.00%, 6/15/2021	205,000	216,896
Series A, 5.00%, 6/15/2023	3,655,000	4,152,957
New York, State General Obligation:
Series A, 5.00%, 3/1/2021	1,115,000	1,168,208
Series A, 5.00%, 2/15/2024	500,000	582,160
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2021	375,000	392,749
Series A, 5.00%, 3/15/2022	23,740,000	25,767,396
Series A, 5.00%, 3/15/2023	5,075,000	5,696,180
Series A, 5.00%, 3/15/2024	5,000,000	5,792,850
Series A-, 5.00%, 3/15/2021	10,140,000	10,619,926
Series A-, 5.00%, 3/15/2023	5,880,000	6,599,712
Series A-, 5.00%, 3/15/2024	13,430,000	15,559,595
Series A-BIDDING GROUP 1, 5.00%, 3/15/2021	4,990,000	5,226,177
Series A-BIDDING GROUP 1, 5.00%, 3/15/2022	15,000,000	16,277,550
Series E, 5.00%, 3/15/2023	125,000	140,300

141

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Triborough, NY, Bridge & Tunnel Authority Revenue Series A, 5.00%, 11/15/2024	$ 3,525,000	$ 4,181,848
Utility Debt Securitization Authority Revenue:
5.00%, 6/15/2023	855,000	904,094
Series B, 5.00%, 6/15/2023	1,000,000	1,057,420
Westchester County, NY, General Obligation:
Series A, 5.00%, 1/1/2021	3,020,000	3,142,310
Series A, 5.00%, 1/1/2023	900,000	1,006,461
		559,474,657
NORTH CAROLINA — 2.0%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	268,585
Guilford County, NC, General Obligation 5.00%, 3/1/2022	725,000	785,668
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,417,025
5.00%, 3/1/2024	9,045,000	10,482,341
Series A, 5.00%, 9/1/2022	3,345,000	3,690,639
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,313,493
Mecklenburg County, NC, Revenue:
Series A, 5.00%, 10/1/2021	280,000	299,065
Series A, 5.00%, 10/1/2024	2,150,000	2,529,152
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,375,000
Series A, 5.00%, 6/1/2020	250,000	254,048
Series A, 5.00%, 6/1/2022	6,000,000	6,562,500
Series A, 5.00%, 6/1/2023	19,150,000	21,668,608
Series B, 5.00%, 6/1/2023	1,000,000	1,131,520
North Carolina, State Revenue:
Series B, 5.00%, 6/1/2021	195,000	205,645
Series C, 5.00%, 5/1/2021	100,000	105,139
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	154,873
5.00%, 10/1/2023	1,250,000	1,429,188
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	102,604
Series A, 5.00%, 8/1/2021	740,000	785,614
Series A, 5.00%, 12/1/2021	1,665,000	1,789,092
Series A, 5.00%, 12/1/2022	125,000	138,921
Series A, 5.00%, 8/1/2023	5,000,000	5,673,200
		76,161,920
OHIO — 2.0%
Columbus, OH, General Obligation:
Security Description	Principal Amount	Value
5.00%, 4/1/2021	$ 510,000	$ 534,766
5.00%, 4/1/2024	1,850,000	2,148,719
Seres A, 4.00%, 8/15/2024	1,645,000	1,856,399
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,807,350
Series A, 4.00%, 4/1/2022	1,735,000	1,846,560
Series A, 5.00%, 2/15/2024	3,740,000	4,325,011
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	111,168
Ohio, State General Obligation:
5.00%, 9/1/2021	200,000	212,904
Series A, 5.00%, 3/15/2022	5,535,000	6,003,870
Series A, 5.00%, 9/1/2023	325,000	370,351
Series B, 5.00%, 8/1/2023	130,000	147,748
Series B, 5.00%, 6/15/2026	4,415,000	4,835,705
Series C, 3.00%, 11/1/2020	8,460,000	8,594,091
Series C, 5.00%, 11/1/2022	6,475,000	7,177,667
Series C, 5.00%, 11/1/2024	1,980,000	2,340,043
Series S, 5.00%, 5/1/2023	105,000	118,413
Series V, 5.00%, 5/1/2023	5,725,000	6,456,311
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2023	2,500,000	2,871,825
5.00%, 12/15/2024	2,000,000	2,364,920
Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,741,836
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,743,888
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2023	6,500,000	7,463,105
Ohio, State Water Development Authority, Water Pollution Control Revenue:
5.00%, 12/1/2023	300,000	344,451
Series B, 5.00%, 12/1/2020	1,680,000	1,739,842
		77,156,943
OKLAHOMA — 0.5%
Oklahoma County, Independent School District, General Obligation 2.50%, 7/1/2023 (c)	10,000,000	10,389,300
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	125,000	135,565
Series D, 5.00%, 1/1/2024	505,000	580,276
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,142,861
5.00%, 4/1/2023	2,500,000	2,805,725
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	176,088

142

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	$ 225,000	$ 234,695
		18,464,510
OREGON — 1.2%
Oregon, State Department of Authority Services Lottery Revenue Series D, 5.00%, 4/1/2020	85,000	85,809
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2021	125,000	134,077
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	8,830,000	9,625,230
Series A, 5.00%, 5/1/2024	11,000,000	12,801,460
Portland, OR, Community College District, General Obligation:
5.00%, 6/15/2020	390,000	396,876
5.00%, 6/15/2022	7,500,000	8,212,425
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2020	100,000	101,619
Series A, 5.00%, 6/1/2021	660,000	696,511
Series A, 5.00%, 6/15/2021	680,000	718,651
Series A, 5.00%, 5/1/2023	6,470,000	7,291,949
Series B, 5.00%, 6/15/2022	4,250,000	4,650,435
		44,715,042
PENNSYLVANIA — 2.6%
Pennsylvania, State General Obligation:
5.00%, 3/15/2021	230,000	240,718
5.00%, 9/15/2021	16,565,000	17,655,639
5.00%, 3/15/2022	1,000,000	1,083,120
5.00%, 7/15/2022	16,455,000	18,027,111
5.00%, 8/15/2022	7,070,000	7,767,314
5.00%, 8/15/2023	15,455,000	17,527,824
5.00%, 1/1/2024	605,000	694,159
Series D, 5.00%, 8/15/2022	200,000	219,726
Series REF, 5.00%, 1/15/2021	13,470,000	14,011,090
Series REF, 5.00%, 1/15/2022	700,000	753,837
Series REF, 5.00%, 1/15/2023	9,500,000	10,577,300
Series REF, 5.00%, 1/15/2024	5,260,000	6,042,320
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	309,372
Security Description	Principal Amount	Value
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	$ 1,675,000	$ 1,783,356
		96,692,886
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,188,256
Rhode Island, State General Obligation Series D, 5.00%, 8/1/2021	4,000,000	4,243,960
		7,432,216
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	3,495,000	3,786,693
Beaufort County, SC, School District, General Obligation:
Series A, 5.00%, 3/1/2021	205,000	214,268
Series A, 5.00%, 3/1/2024	1,610,000	1,859,437
South Carolina, State General Obligation:
Series A, 5.00%, 10/1/2020	150,000	154,368
Series A, 5.00%, 4/1/2024	4,985,000	5,789,928
		11,804,694
TENNESSEE — 0.8%
Hamilton, TN, General Obligation Series A, 5.00%, 4/1/2023	4,350,000	4,895,316
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2022	4,665,000	5,112,467
Series A, 5.00%, 7/1/2021	150,000	158,694
Series C, 5.00%, 7/1/2021	145,000	153,404
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	1,200,000	1,352,028
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2020	140,000	143,184
Series A, 5.00%, 8/1/2021	3,735,000	3,965,823
Series A, 5.00%, 8/1/2022	6,430,000	7,073,900
Series A, 5.00%, 2/1/2023	4,970,000	5,562,324
Tennessee, State School Bond Authority Revenue 5.00%, 11/1/2020	105,000	108,399
		28,525,539

143

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
TEXAS — 12.3%
Alamo, TX, Community College District, General Obligation 3.00%, 8/15/2021	$ 1,000,000	$ 1,031,010
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	145,000	151,290
Austin, TX, Electric Utility System Revenue:
Series A, 5.00%, 11/15/2021	325,000	348,413
Series A, 5.00%, 11/15/2023	875,000	1,003,249
Austin, TX, General Obligation:
5.00%, 9/1/2021	1,375,000	1,463,949
5.00%, 9/1/2023	5,000,000	5,693,850
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	5,910,000	6,920,669
Series B, 5.00%, 8/1/2022 (d)	4,500,000	4,948,245
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	176,918
5.00%, 11/15/2023	3,315,000	3,796,802
Series A, 5.00%, 11/15/2023	4,880,000	5,589,259
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2021	4,040,000	4,214,811
5.00%, 2/15/2024	1,325,000	1,529,368
Birdville, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	245,000	264,980
Series A, 5.00%, 2/15/2023 (d)	5,000,000	5,596,550
Series A, 5.00%, 2/15/2024 (d)	3,710,000	4,287,091
Series B, 5.00%, 2/15/2024 (d)	2,590,000	2,992,875
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2021	100,000	104,699
5.00%, 8/15/2023	8,955,000	10,166,253
Cypress-Fairbanks, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2024 (d)	3,455,000	3,987,899
Series B-2, 1.40%, 2/15/2040 (a) (d)	200,000	200,122
Series C, 5.00%, 2/15/2023 (d)	1,380,000	1,543,737
Series C, 5.00%, 2/15/2024 (d)	1,465,000	1,690,962
Dallas, TX, Area Rapid Transit Revenue:
Security Description	Principal Amount	Value
5.00%, 12/1/2023	$ 9,000,000	$ 10,318,680
Series B, 5.00%, 12/1/2021	2,840,000	3,048,314
Dallas, TX, General Obligation:
5.00%, 2/15/2021	3,000,000	3,128,100
5.00%, 2/15/2022	250,000	269,785
5.00%, 2/15/2023	1,850,000	2,062,269
5.00%, 2/15/2024	15,100,000	17,343,558
Dallas, TX, Independent School District, General Obligation:
5.00%, 2/15/2025 (d)	11,945,000	14,176,804
Series A, 5.00%, 8/15/2021 (d)	350,000	372,043
Dallas, TX, Waterworks & Sewer System Revenue Series A, 5.00%, 10/1/2023	2,025,000	2,310,485
Denton, TX, Independent School District, General Obligation Zero Coupon, 8/15/2022 (d)	115,000	111,277
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	279,655
Fort Bend, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2022 (d)	770,000	832,955
Series E, 5.00%, 2/15/2022 (d)	4,295,000	4,646,159
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2024	4,740,000	5,466,026
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	135,000	140,856
5.00%, 2/15/2022 (d)	2,560,000	2,769,305
5.00%, 2/15/2023 (d)	2,000,000	2,238,620
5.00%, 2/15/2024 (d)	1,815,000	2,097,323
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2021	3,640,000	3,798,740
Frisco, TX, General Obligation Series A, 5.00%, 2/15/2023	2,650,000	2,963,575
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,559,844
Harris County, TX, Flood Control District Revenue Series A, 5.00%, 10/1/2023	2,875,000	3,282,589
Harris County, TX, Flood Control District, General Obligation Series A, 5.00%, 10/1/2024	3,500,000	4,118,975
Harris County, TX, General Obligation Series A, 5.00%, 8/15/2022	530,000	582,560

144

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2020	$ 100,000	$ 102,395
Series B, 5.00%, 11/1/2023	1,475,000	1,685,542
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	2,700,000	2,981,394
Houston, TX, Combined Utility System Revenue Series D, 5.00%, 11/15/2020	200,000	206,706
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2021	9,125,000	9,534,347
Series A, 5.00%, 3/1/2024	2,440,000	2,808,391
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	400,000	417,444
5.00%, 2/15/2022 (d)	10,995,000	11,886,804
5.00%, 2/15/2023 (d)	10,735,000	12,005,273
5.00%, 2/15/2024 (d)	4,165,000	4,803,744
Series A, 5.00%, 2/15/2021 (d)	4,240,000	4,424,906
Series A, 5.00%, 2/15/2022 (d)	3,145,000	3,400,091
Houston, TX, Utilities System Revenue Series B, 5.00%, 11/15/2020	115,000	118,856
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,735,807
Irving, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2021 (d)	450,000	469,521
Series A, 5.00%, 2/15/2022 (d)	695,000	751,823
Series A, 5.00%, 2/15/2024 (d)	520,000	599,976
Katy, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2024 (d)	2,250,000	2,597,040
Series B, 5.00%, 2/15/2025 (d)	3,750,000	4,450,650
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2023 (d)	4,000,000	4,472,000
Lewisville, TX, Independent School District, General Obligation:
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2022 (d)	$ 650,000	$ 715,527
Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,755,169
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	115,000	128,570
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,400,000	1,565,200
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2021	130,000	138,410
Northside, TX, Independent School District, General Obligation:
5.00%, 8/1/2021 (d)	1,000,000	1,061,150
Series REF, 5.00%, 8/1/2022 (d)	510,000	560,526
Northwest, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	4,100,000	4,727,013
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	650,000	677,905
Series A, 5.00%, 2/15/2022 (d)	6,355,000	6,860,667
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,561,719
Round Rock, TX, Independent School District, General Obligation Series A, 5.00%, 8/1/2024 (d)	8,505,000	9,955,273
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	2,930,000	3,057,103
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2021	505,000	526,007
5.00%, 2/1/2022	4,410,000	4,762,293
5.00%, 2/1/2023	10,300,000	11,507,572
5.00%, 2/1/2024	8,505,000	9,794,103
Series B-REMK 9/, 2.00%, 2/1/2033 (a)	375,000	378,394
Series D, 3.00%, 12/1/2045 (a)	16,375,000	16,633,725
San Antonio, TX, General Obligation 5.00%, 2/1/2022	4,000,000	4,319,400
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (a)	32,500,000	34,197,150

145

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	$ 135,000	$ 146,146
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	150,000	154,368
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2022	6,815,000	7,437,209
Series E, 5.00%, 5/15/2023	5,000,000	5,642,300
Texas, State General Obligation:
2.25%, 8/1/2029 (a)	5,890,000	5,922,395
5.00%, 10/1/2020	100,000	102,935
5.00%, 4/1/2022	50,000	54,355
5.00%, 10/1/2023	3,660,000	4,184,661
5.00%, 4/1/2024	1,000,000	1,159,670
Series A, 4.00%, 10/1/2021	7,125,000	7,489,800
Series A, 5.00%, 10/1/2021	790,000	844,076
Series A, 5.00%, 10/1/2022	1,360,000	1,504,473
Series A, 5.00%, 4/1/2023	500,000	562,510
Series A, 5.00%, 10/1/2023	5,000,000	5,716,750
Series REF, 5.00%, 8/1/2023	500,000	568,640
Texas, State Public Finance Authority Revenue:
Series A, 5.00%, 2/1/2023	1,500,000	1,674,420
Series A, 5.00%, 2/1/2024	1,500,000	1,726,710
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	5,090,000	5,435,611
5.00%, 10/1/2023	3,200,000	3,652,384
Series A, 3.00%, 10/1/2021	3,025,000	3,126,126
Series A, 5.00%, 4/1/2021	170,000	178,255
Series A, 5.00%, 10/1/2021	4,065,000	4,341,013
Series A, 5.00%, 10/1/2023	100,000	114,137
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	2,500,000	2,707,800
Series A, 5.00%, 3/15/2023	660,000	739,213
Series A, 5.00%, 3/15/2024	7,000,000	8,087,870
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,259,138
5.00%, 8/1/2024	6,070,000	7,105,056
Series A, 5.00%, 10/15/2020	110,000	113,344
Series A, 5.00%, 4/15/2021	380,000	398,878
Series B, 5.00%, 10/15/2023	2,000,000	2,286,340
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2021	240,000	254,443
5.00%, 8/1/2022	160,000	175,637
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	218,976
Security Description	Principal Amount	Value
5.00%, 7/1/2023	$ 3,380,000	$ 3,825,011
University of Texas, Revenue:
Series C, 5.00%, 8/15/2022	150,000	165,162
Series D, 5.00%, 8/15/2020	120,000	122,890
Series D, 5.00%, 8/15/2021	135,000	143,479
Series D, 5.00%, 8/15/2022	1,725,000	1,899,363
Series E, 5.00%, 8/15/2020	195,000	199,696
Series E, 5.00%, 8/15/2021	330,000	350,727
Series E, 5.00%, 8/15/2022	415,000	456,948
Series H, 5.00%, 8/15/2022	6,790,000	7,476,333
Series H, 5.00%, 8/15/2023	1,800,000	2,047,590
Series I, 5.00%, 8/15/2021	8,120,000	8,630,017
Series J, 5.00%, 8/15/2020	3,090,000	3,164,407
		463,524,346
UTAH — 0.6%
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	255,548
Utah, State General Obligation:
5.00%, 7/1/2020	100,000	101,958
5.00%, 7/1/2021	3,000,000	3,176,640
5.00%, 7/1/2022	15,815,000	17,352,534
5.00%, 7/1/2023	925,000	1,050,190
Series REF, 5.00%, 7/1/2023	1,800,000	2,043,612
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	162,837
		24,143,319
VIRGINIA — 3.3%
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	6,672,149
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	5,250,000	5,818,628
Series A, 5.00%, 10/1/2021	9,435,000	10,082,524
Series A, 5.00%, 10/1/2022	215,000	238,087
Series C, 5.00%, 10/1/2021	175,000	187,010
Fairfax County, VA, Water Development Authority, Improvement Revenue:
5.00%, 4/1/2021	1,795,000	1,882,632
5.00%, 4/1/2022	995,000	1,081,903
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	207,198
Series A, 5.00%, 12/1/2023	3,475,000	3,994,235
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	5,000,000	5,490,900
Series B, 5.00%, 7/15/2022	11,540,000	12,672,997
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	195,512

146

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	$ 12,925,000	$ 13,962,619
Series A, 5.00%, 2/1/2021	235,000	244,919
Series A, 5.00%, 2/1/2022	600,000	648,168
Series A, 5.00%, 2/1/2023	16,915,000	18,914,522
Series B, 5.00%, 9/1/2022	440,000	485,100
Series B, 5.00%, 2/1/2023	6,020,000	6,731,624
Series B, 5.00%, 9/1/2024	300,000	352,179
Series D, 5.00%, 2/1/2022	130,000	140,436
Series E, 5.00%, 2/1/2023	5,000,000	5,591,050
Series E, 5.00%, 2/1/2024	4,000,000	4,613,160
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	110,369
5.00%, 9/15/2024	2,710,000	3,187,773
Series A, 5.00%, 5/15/2022	1,200,000	1,309,260
Series B, 5.00%, 5/15/2020	140,000	142,010
Series C, 5.00%, 5/15/2023	250,000	282,115
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2021	1,000,000	1,055,610
Series B, 5.00%, 6/1/2022	9,055,000	9,908,434
Virginia, State Public Building Authority Revenue:
Series B, 5.00%, 8/1/2022	100,000	109,880
Series B, 5.00%, 8/1/2023	3,830,000	4,348,544
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2022	860,000	945,665
5.00%, 8/1/2023	545,000	619,610
5.00%, 8/1/2024	1,035,000	1,213,506
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	287,620
		123,727,948
WASHINGTON — 3.5%
Central Puget Sound, WA, Regional Transit Authority Revenue 5.00%, 11/1/2022	500,000	554,555
Energy Northwest, WA, Electric Revenue Series A, 5.00%, 7/1/2022	3,065,000	3,359,792
Energy Northwest, WA, Electricity Revenue:
Series A, 5.00%, 7/1/2021	1,740,000	1,840,850
Series A, 5.00%, 7/1/2023	10,850,000	12,294,460
King & Snohomish Counties, WA, School District No. 417, General Obligation 5.00%, 12/1/2021	500,000	537,170
Security Description	Principal Amount	Value
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	$ 7,310,000	$ 8,393,123
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2020	265,000	274,439
5.00%, 12/1/2021	7,230,000	7,767,478
Port of Seattle, WA, General Obligation Series REF, 5.00%, 6/1/2024	750,000	874,552
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 9/1/2020	105,000	107,716
Series B, 5.00%, 4/1/2021	8,825,000	9,253,542
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	103,544
University of Washington, Revenue Series A, 5.00%, 5/1/2048 (a)	7,000,000	7,469,980
Washington, State:
5.00%, 7/1/2022	275,000	301,164
Series D, 5.00%, 7/1/2022	575,000	629,706
Washington, State General Obligation:
5.00%, 7/1/2023	2,030,000	2,300,254
Series 2016A, 5.00%, 7/1/2021	8,060,000	8,529,576
Series 2016A, 5.00%, 7/1/2022	17,135,000	18,783,044
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,972,413
Series B, 5.00%, 8/1/2021	1,490,000	1,581,605
Series B, 5.00%, 7/1/2022	500,000	548,090
Series B, 5.00%, 7/1/2023	2,000,000	2,266,260
Series C, 5.00%, 2/1/2024	11,860,000	13,693,437
Series R-2015, 5.00%, 7/1/2021	285,000	301,604
Series R-2015-C, 5.00%, 7/1/2022	255,000	279,526
Series R-2017A, 5.00%, 8/1/2020	270,000	276,110
Series R-2017A, 5.00%, 8/1/2021	7,650,000	8,120,322
Series R-2020A, 5.00%, 1/1/2023	505,000	562,833
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,803,198
Series R-F, 5.00%, 7/1/2021	100,000	105,826
Series R-F, 5.00%, 7/1/2022	885,000	970,119
Series R-G, 4.00%, 7/1/2022	2,390,000	2,561,196
		132,417,484

147

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
WEST VIRGINIA — 0.3%
West Virginia, State General Obligation:
Series A, 5.00%, 12/1/2024	$ 8,430,000	$ 9,965,609
Series B, 5.00%, 12/1/2021	250,000	268,337
		10,233,946
WISCONSIN — 2.4%
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	125,000	137,909
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/15/2023	415,000	451,126
Series N3, 5.00%, 4/1/2021	500,000	524,090
Series N3, 5.00%, 4/1/2023	5,000,000	5,614,850
Series N3, 5.00%, 4/1/2024	1,665,000	1,927,853
Series N4, 5.00%, 4/1/2021	11,765,000	12,331,838
Series N4, 5.00%, 4/1/2022	110,000	119,504
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
Series 1, 5.00%, 6/1/2021	190,000	200,345
Series 1, 5.00%, 6/1/2022	2,795,000	3,050,128
Wisconsin, State Department of Transportation Revenue:
Series 2, 5.00%, 7/1/2020	275,000	280,316
Series 2, 5.00%, 7/1/2021	145,000	153,426
Series 2, 5.00%, 7/1/2022	65,000	71,235
Series A, 5.00%, 7/1/2022	4,525,000	4,959,038
Series A, 5.00%, 7/1/2023	1,245,000	1,410,747
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2021	185,000	198,227
Series 1, 5.00%, 11/1/2022	250,000	277,352
Series 1, 5.00%, 11/1/2023	2,500,000	2,865,975
Series 2, 5.00%, 11/1/2022	14,070,000	15,609,399
Series 2, 5.00%, 11/1/2023	13,745,000	15,757,131
Series A, 5.00%, 5/1/2022	125,000	136,287
Series A, 5.00%, 5/1/2023	8,685,000	9,787,100
Series A, 5.00%, 5/1/2027	2,500,000	2,812,450
Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2034	$ 645,000	$ 725,612
Series B, 5.00%, 5/1/2021	175,000	184,112
Series C, 5.00%, 5/1/2023	2,700,000	3,045,843
Series D, 5.00%, 5/1/2021	8,065,000	8,484,944
		91,116,837
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,656,556,328)		3,707,827,455
	Shares
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.57% (e) (f) (Cost $13,757,152)	13,757,152	13,757,152
TOTAL INVESTMENTS — 99.0% (Cost $3,670,313,480)		3,721,584,607
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		38,154,871
NET ASSETS — 100.0%		$ 3,759,739,478
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Amount is less than 0.05% of net assets.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.9%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2019.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$ —	$3,707,827,455	$—	$3,707,827,455
Short-Term Investment	13,757,152	—	—	13,757,152
TOTAL INVESTMENTS	$13,757,152	$3,707,827,455	$—	$3,721,584,607
148

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,695,980	$10,695,980	$343,075,627	$340,014,455	$—	$—	13,757,152	$13,757,152	$114,390
149	ARSHM

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 26.1%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$ 108,000	$ 112,878
4.20%, 4/15/2024	96,000	103,293
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	331,000	349,973
3.63%, 5/1/2022	265,000	274,402
WPP Finance 2010:
3.63%, 9/7/2022	235,000	243,641
3.75%, 9/19/2024	226,000	238,229
		1,322,416
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
1.88%, 6/15/2023	307,000	305,238
2.13%, 3/1/2022	300,000	300,720
2.25%, 6/15/2026	330,000	325,037
2.30%, 8/1/2021	110,000	110,610
2.70%, 5/1/2022	56,000	56,856
2.70%, 2/1/2027	146,000	147,788
2.80%, 3/1/2023	320,000	326,262
2.80%, 3/1/2024 (b)	300,000	306,510
2.85%, 10/30/2024	145,000	148,571
3.10%, 5/1/2026	300,000	309,771
3.20%, 3/1/2029	315,000	329,225
3.25%, 2/1/2035	200,000	206,356
3.45%, 11/1/2028 (b)	150,000	159,159
3.50%, 3/1/2039	100,000	103,026
3.55%, 3/1/2038	65,000	67,646
3.60%, 5/1/2034	170,000	182,398
3.63%, 3/1/2048	195,000	200,127
3.83%, 3/1/2059	250,000	258,385
3.90%, 5/1/2049	100,000	108,237
6.13%, 2/15/2033	265,000	348,918
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	650,000	713,245
5.40%, 2/1/2027	561,000	633,027
Embraer SA 5.15%, 6/15/2022	250,000	264,620
General Dynamics Corp.:
1.88%, 8/15/2023 (b)	75,000	75,074
2.13%, 8/15/2026	300,000	297,105
2.38%, 11/15/2024	125,000	127,435
3.00%, 5/11/2021	400,000	406,400
3.38%, 5/15/2023	271,000	283,100
3.50%, 5/15/2025	309,000	330,933
3.75%, 5/15/2028	121,000	133,262
Harris Corp.:
4.85%, 4/27/2035	100,000	117,990
5.05%, 4/27/2045	535,000	661,169
L3Harris Technologies, Inc.:
Security Description	Principal Amount	Value
2.90%, 12/15/2029	$ 125,000	$ 126,685
3.85%, 6/15/2023 (c)	123,000	129,533
3.85%, 12/15/2026 (c)	335,000	358,691
3.95%, 5/28/2024 (c)	124,000	131,679
4.40%, 6/15/2028 (c)	272,000	303,677
6.15%, 12/15/2040	100,000	135,381
Lockheed Martin Corp.:
2.90%, 3/1/2025	370,000	385,040
3.10%, 1/15/2023	150,000	154,992
3.35%, 9/15/2021	268,000	274,877
3.55%, 1/15/2026	268,000	287,620
3.60%, 3/1/2035	29,000	31,717
3.80%, 3/1/2045	275,000	304,320
4.70%, 5/15/2046	236,000	299,444
Northrop Grumman Corp.:
2.93%, 1/15/2025	365,000	376,143
3.20%, 2/1/2027	747,000	777,044
3.25%, 8/1/2023	205,000	213,225
3.25%, 1/15/2028	224,000	233,668
3.85%, 4/15/2045	320,000	344,138
4.75%, 6/1/2043	215,000	259,314
5.05%, 11/15/2040	20,000	24,360
Raytheon Co.:
2.50%, 12/15/2022	541,000	551,971
4.20%, 12/15/2044	20,000	23,307
Rockwell Collins, Inc.:
3.50%, 3/15/2027	176,000	187,160
3.70%, 12/15/2023	109,000	114,753
4.35%, 4/15/2047	150,000	175,624
4.80%, 12/15/2043	417,000	509,707
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	25,000	25,645
4.60%, 6/15/2028	100,000	105,728
United Technologies Corp.:
1.95%, 11/1/2021	336,000	336,578
2.30%, 5/4/2022	200,000	201,550
2.65%, 11/1/2026	506,000	518,782
2.80%, 5/4/2024	90,000	92,508
3.10%, 6/1/2022	405,000	415,704
3.13%, 5/4/2027 (b)	566,000	593,100
3.35%, 8/16/2021	126,000	129,029
3.65%, 8/16/2023	501,000	528,345
3.75%, 11/1/2046	247,000	268,879
3.95%, 8/16/2025	83,000	90,569
4.05%, 5/4/2047	205,000	232,540
4.13%, 11/16/2028	68,000	76,552
4.15%, 5/15/2045	740,000	847,862
4.50%, 6/1/2042	237,000	284,469
4.63%, 11/16/2048	212,000	265,261
5.70%, 4/15/2040	313,000	422,347
6.05%, 6/1/2036	100,000	135,540
7.50%, 9/15/2029	651,000	916,269
		21,545,527
AGRICULTURE — 0.3%
Altria Group, Inc.:

150

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.85%, 8/9/2022	$ 22,000	$ 22,412
3.80%, 2/14/2024	350,000	368,410
4.00%, 1/31/2024	316,000	335,105
4.40%, 2/14/2026	482,000	523,375
4.80%, 2/14/2029	869,000	967,458
5.38%, 1/31/2044	305,000	344,009
5.95%, 2/14/2049	507,000	614,144
6.20%, 2/14/2059	985,000	1,178,090
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	467,000	475,130
3.38%, 3/15/2022	60,000	61,837
3.75%, 9/15/2047	115,000	124,943
4.02%, 4/16/2043	414,000	461,834
4.48%, 3/1/2021	200,000	205,728
BAT Capital Corp.:
2.76%, 8/15/2022	1,239,000	1,257,498
2.79%, 9/6/2024	175,000	176,197
3.22%, 9/6/2026	250,000	251,767
3.46%, 9/6/2029	300,000	303,960
4.39%, 8/15/2037	423,000	429,489
4.54%, 8/15/2047	1,047,000	1,051,230
4.76%, 9/6/2049 (b)	200,000	206,856
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	300,000	304,338
3.25%, 8/15/2026	258,000	257,778
3.75%, 9/25/2027	70,000	71,579
4.35%, 3/15/2024	260,000	273,718
Philip Morris International, Inc.:
1.88%, 2/25/2021	263,000	262,961
2.13%, 5/10/2023	97,000	97,267
2.38%, 8/17/2022	148,000	149,400
2.50%, 8/22/2022 (b)	361,000	365,516
2.50%, 11/2/2022	390,000	395,764
2.63%, 3/6/2023	250,000	254,142
2.75%, 2/25/2026	87,000	88,397
2.88%, 5/1/2024	206,000	211,758
2.90%, 11/15/2021	359,000	365,480
3.13%, 3/2/2028	150,000	154,488
3.38%, 8/11/2025	608,000	641,750
3.38%, 8/15/2029	320,000	335,568
4.13%, 3/4/2043	174,000	187,805
Reynolds American, Inc.:
4.00%, 6/12/2022	125,000	130,177
4.45%, 6/12/2025	659,000	709,671
5.85%, 8/15/2045	562,000	643,423
6.15%, 9/15/2043	450,000	522,306
		15,782,758
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	185,732	194,006
American Airlines 2014-1 Pass Through Trust Series A, 3.70%, 4/1/2028	91,543	96,004
Security Description	Principal Amount	Value
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	$ 451,734	$ 467,662
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	83,424	87,514
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	53,983	56,394
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	35,889	36,840
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	247,608	251,218
American Airlines 2019-1 Pass Through Trust Series AA, 3.15%, 8/15/2033	75,000	76,800
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	68,008	71,786
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	13,988	14,733
Delta Air Lines, Inc.:
2.90%, 10/28/2024	158,000	158,654
3.40%, 4/19/2021	335,000	339,482
3.63%, 3/15/2022	90,000	92,232
3.75%, 10/28/2029 (b)	150,000	149,584
3.80%, 4/19/2023	110,000	114,176
4.38%, 4/19/2028	552,000	582,272
JetBlue 2019-1 Pass Through Trust Series AA, 2.75%, 11/15/2033	100,000	100,867
Latam Airlines 2015-1 Pass Through Trust Class A, 4.20%, 8/15/2029	179,557	185,186
Spirit Airlines Pass Through Trust 2015-1A Series A, 4.10%, 10/1/2029	271,630	281,985
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	75,265	80,642
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	362,045	378,855
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	322,008	328,493

151

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2018-1 Pass Through Trust Series AA, 3.50%, 9/1/2031	$ 43,101	$ 44,823
United Airlines 2019-1 Pass Through Trust Series AA, 4.15%, 2/25/2033	108,940	117,552
United Airlines 2019-2 Pass Through Trust Series AA, 2.70%, 11/1/2033	315,000	316,301
		4,624,061
APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023	390,000	396,287
2.38%, 11/1/2026	161,000	163,692
3.88%, 11/1/2045	57,000	64,990
Ralph Lauren Corp. 3.75%, 9/15/2025	250,000	269,372
Tapestry, Inc. 4.13%, 7/15/2027 (b)	515,000	526,253
		1,420,594
AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
1.95%, 5/20/2022	125,000	125,334
Series GMTN, 1.70%, 9/9/2021	215,000	214,441
Series GMTN, 3.15%, 1/8/2021	100,000	101,353
Series GMTN, 3.50%, 2/15/2028 (b)	542,000	584,601
Series MTN, 2.05%, 1/10/2023	341,000	342,732
Series MTN, 2.15%, 9/10/2024	250,000	250,200
Series MTN, 2.20%, 6/27/2022	230,000	231,900
Series MTN, 2.40%, 6/27/2024	200,000	202,502
Series MTN, 2.90%, 2/16/2024	400,000	412,012
Series MTN, 3.38%, 12/10/2021	100,000	102,918
Daimler Finance North America LLC 8.50%, 1/18/2031	440,000	654,597
Ford Motor Co.:
4.75%, 1/15/2043	355,000	315,645
5.29%, 12/8/2046 (b)	209,000	198,661
7.40%, 11/1/2046	236,000	270,071
7.45%, 7/16/2031	225,000	267,406
Ford Motor Credit Co. LLC:
3.20%, 1/15/2021	195,000	196,002
3.22%, 1/9/2022	119,000	119,821
3.34%, 3/18/2021	577,000	581,033
3.34%, 3/28/2022	366,000	369,155
Security Description	Principal Amount	Value
3.35%, 11/1/2022	$ 231,000	$ 233,603
3.47%, 4/5/2021	203,000	204,711
3.81%, 10/12/2021	227,000	230,927
3.81%, 1/9/2024	338,000	343,296
3.82%, 11/2/2027	174,000	168,181
4.06%, 11/1/2024	200,000	204,228
4.13%, 8/4/2025 (b)	366,000	370,890
4.14%, 2/15/2023	452,000	464,561
4.25%, 9/20/2022	441,000	455,985
4.38%, 8/6/2023	489,000	508,071
4.54%, 8/1/2026	388,000	396,466
5.11%, 5/3/2029	247,000	254,593
5.58%, 3/18/2024	390,000	420,759
5.75%, 2/1/2021	534,000	550,939
5.88%, 8/2/2021	392,000	410,330
Series GMTN, 4.39%, 1/8/2026	548,000	557,672
General Motors Co.:
4.20%, 10/1/2027	273,000	284,523
4.88%, 10/2/2023	260,000	279,971
5.15%, 4/1/2038	195,000	201,396
5.40%, 4/1/2048	616,000	637,110
5.95%, 4/1/2049	415,000	461,600
6.25%, 10/2/2043	250,000	279,163
6.60%, 4/1/2036	171,000	201,683
General Motors Financial Co., Inc.:
3.20%, 7/6/2021	259,000	262,385
3.25%, 1/5/2023	177,000	180,903
3.45%, 1/14/2022	429,000	438,459
3.45%, 4/10/2022	321,000	328,438
3.50%, 11/7/2024	172,000	177,129
3.55%, 7/8/2022	496,000	510,726
3.70%, 5/9/2023	244,000	251,874
3.85%, 1/5/2028	470,000	478,704
4.00%, 1/15/2025	251,000	263,495
4.00%, 10/6/2026	264,000	275,624
4.15%, 6/19/2023	300,000	315,345
4.20%, 3/1/2021	54,000	55,140
4.20%, 11/6/2021	374,000	387,400
4.30%, 7/13/2025	266,000	284,029
4.35%, 1/17/2027	218,000	228,407
5.10%, 1/17/2024	687,000	745,759
5.25%, 3/1/2026	302,000	335,030
PACCAR Financial Corp.:
Series MTN, 1.90%, 2/7/2023	125,000	125,038
Series MTN, 2.30%, 8/10/2022	187,000	189,078
Series MTN, 2.65%, 5/10/2022	701,000	714,186
Series MTN, 2.80%, 3/1/2021	50,000	50,685
Toyota Motor Corp.:
2.16%, 7/2/2022	225,000	226,685
2.36%, 7/2/2024 (b)	145,000	147,071
2.76%, 7/2/2029 (b)	56,000	57,629

152

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.18%, 7/20/2021	$ 135,000	$ 137,878
3.42%, 7/20/2023 (b)	150,000	157,217
3.67%, 7/20/2028	105,000	115,628
Toyota Motor Credit Corp.:
3.65%, 1/8/2029	200,000	219,598
Series GMTN, 1.90%, 4/8/2021	110,000	110,161
Series GMTN, 2.70%, 1/11/2023 (b)	258,000	263,573
Series GMTN, 3.05%, 1/8/2021	219,000	221,711
Series GMTN, 3.05%, 1/11/2028	235,000	247,885
Series MTN, 2.15%, 9/8/2022 (b)	233,000	235,088
Series MTN, 2.25%, 10/18/2023 (b)	248,000	250,234
Series MTN, 2.60%, 1/11/2022	334,000	339,311
Series MTN, 2.63%, 1/10/2023	238,000	242,620
Series MTN, 2.75%, 5/17/2021	300,000	303,969
Series MTN, 2.95%, 4/13/2021	195,000	197,876
Series MTN, 3.30%, 1/12/2022	126,000	129,651
Series MTN, 3.40%, 4/14/2025	150,000	159,692
		24,022,353
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	148,709
Aptiv PLC 4.40%, 10/1/2046	110,000	106,335
Aptiv PLC :
4.35%, 3/15/2029	264,000	286,371
5.40%, 3/15/2049 (b)	100,000	112,912
Lear Corp.:
4.25%, 5/15/2029	125,000	129,333
5.25%, 1/15/2025	210,000	215,815
5.25%, 5/15/2049	435,000	452,987
Magna International, Inc. 3.63%, 6/15/2024	100,000	105,605
		1,558,067
BANKS — 5.4%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	611,000	621,521
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	316,743
Series MTN, 2.05%, 11/21/2022	500,000	501,405
Security Description	Principal Amount	Value
Series MTN, 2.30%, 6/1/2021	$ 153,000	$ 153,864
Banco Santander SA:
2.71%, 6/27/2024	520,000	527,140
3.13%, 2/23/2023	826,000	842,470
3.80%, 2/23/2028	197,000	207,506
3.85%, 4/12/2023	407,000	424,631
4.25%, 4/11/2027	345,000	371,744
Bancolombia SA 5.95%, 6/3/2021	824,000	865,019
Bank of America Corp.:
4.10%, 7/24/2023	789,000	841,445
5.70%, 1/24/2022	113,000	121,343
6.11%, 1/29/2037	160,000	216,190
6.22%, 9/15/2026	100,000	117,667
7.75%, 5/14/2038	338,000	533,215
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (d)	617,000	621,529
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	1,186,000	1,231,056
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	1,573,000	1,609,635
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	412,000	431,372
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	805,000	818,661
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	1,360,000	1,428,394
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	413,000	441,311
Series GMTN, 2.63%, 4/19/2021	369,000	372,517
Series GMTN, 3.50%, 4/19/2026	857,000	911,779
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	684,000	695,047
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	408,000	433,218
Series L, 3.95%, 4/21/2025	233,000	248,541
Series L, 4.75%, 4/21/2045	370,000	454,996
Series MTN, 2.50%, 10/21/2022	536,000	541,365
Series MTN, 3.25%, 10/21/2027	547,000	571,041
Series MTN, 3.88%, 8/1/2025	497,000	535,025
Series MTN, 4.00%, 4/1/2024	297,000	318,054
Series MTN, 4.00%, 1/22/2025	210,000	224,074

153

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.13%, 1/22/2024	$ 462,000	$ 496,821
Series MTN, 4.20%, 8/26/2024	217,000	233,132
Series MTN, 4.25%, 10/22/2026	452,000	493,277
Series MTN, 4.45%, 3/3/2026	1,051,000	1,153,987
Series MTN, 4.88%, 4/1/2044	562,000	719,382
Series MTN, 5.00%, 5/13/2021	170,000	177,043
Series MTN, 5.00%, 1/21/2044	500,000	652,410
Series MTN, 3 Month USD LIBOR + 0.01%, 2.88%, 10/22/2030 (d)	300,000	303,390
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	623,000	635,410
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b) (d)	318,000	319,972
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	1,015,000	1,068,247
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	483,000	504,392
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (d)	666,000	703,962
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	800,000	871,112
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	29,000	29,983
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	267,000	272,297
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	400,000	414,184
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	601,000	659,862
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	825,000	917,111
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	500,000	568,425
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	790,000	949,035
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	549,000	590,367
Bank of America NA:
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (d)	$ 187,000	$ 191,907
Series BKNT, 6.00%, 10/15/2036	105,000	144,457
Bank of Montreal:
Series D, 3.10%, 4/13/2021	174,000	176,833
Series E, 3.30%, 2/5/2024	432,000	450,295
Series MTN, 1.90%, 8/27/2021	1,077,000	1,078,626
Series MTN, 2.05%, 11/1/2022	80,000	80,300
Series MTN, 2.35%, 9/11/2022	631,000	639,399
Series MTN, 2.50%, 6/28/2024 (b)	235,000	238,036
Series MTN, 2.90%, 3/26/2022	295,000	300,797
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	100,000	105,148
3.55%, 9/23/2021	269,000	276,871
Series MTN, 1.95%, 8/23/2022	241,000	241,803
Series MTN, 2.05%, 5/3/2021	430,000	431,320
Series MTN, 2.10%, 10/24/2024	472,000	473,326
Series MTN, 2.60%, 2/7/2022	225,000	228,490
Series MTN, 2.80%, 5/4/2026	527,000	541,719
Series MTN, 3.00%, 10/30/2028	169,000	173,847
Series MTN, 3.25%, 9/11/2024 (b)	211,000	221,892
Series MTN, 3.25%, 5/16/2027	500,000	527,285
Series MTN, 3.30%, 8/23/2029	335,000	352,263
Series MTN, 3.40%, 1/29/2028	82,000	87,378
Series MTN, 3.95%, 11/18/2025 (b)	667,000	730,565
Series MTN, 4.15%, 2/1/2021	267,000	273,365
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (d)	387,000	392,855
Bank of Nova Scotia:
1.88%, 4/26/2021	1,000,000	1,000,590
2.00%, 11/15/2022	250,000	250,445
2.38%, 1/18/2023 (b)	100,000	101,376
2.70%, 3/7/2022	706,000	718,623
2.70%, 8/3/2026	520,000	529,984
3.40%, 2/11/2024 (b)	444,000	465,237
Series BKNT, 2.45%, 3/22/2021	213,000	214,502
Series BKNT, 2.45%, 9/19/2022	38,000	38,615
Series BKNT, 3.13%, 4/20/2021	165,000	167,622

154

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BankUnited, Inc. 4.88%, 11/17/2025	$ 150,000	$ 163,755
Barclays Bank PLC 2.65%, 1/11/2021	500,000	503,025
Barclays PLC:
3.20%, 8/10/2021	330,000	334,785
3.25%, 1/12/2021	599,000	605,092
3.65%, 3/16/2025	273,000	285,503
3.68%, 1/10/2023	208,000	213,271
4.34%, 1/10/2028	431,000	462,997
4.38%, 1/12/2026	958,000	1,038,223
4.95%, 1/10/2047	100,000	117,891
5.25%, 8/17/2045 (b)	330,000	400,108
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	66,000	69,535
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	710,000	741,971
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	400,000	420,256
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (d)	311,000	350,892
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	141,000	141,251
Series MTN, 2.20%, 3/16/2023	450,000	452,767
Series MTN, 2.50%, 8/1/2024	1,000,000	1,012,940
Series MTN, 2.85%, 10/26/2024	455,000	470,347
Series MTN, 3.05%, 6/20/2022	212,000	217,364
Series MTN, 3.70%, 6/5/2025 (b)	190,000	204,598
Series MTN, 3.75%, 12/6/2023	236,000	250,162
Series MTN, 3.88%, 3/19/2029	200,000	218,262
Series MTN, 3.95%, 3/22/2022	295,000	306,163
BBVA USA:
2.50%, 8/27/2024	197,000	195,639
Series BKNT, 2.88%, 6/29/2022	275,000	278,946
Series BKNT, 3.88%, 4/10/2025	350,000	367,143
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	932,000	961,283
Series MTN, 3.25%, 3/3/2023	182,000	188,752
Series MTN, 4.25%, 10/15/2024	121,000	129,419
BPCE SA:
4.00%, 4/15/2024	332,000	356,053
Security Description	Principal Amount	Value
Series MTN, 3.38%, 12/2/2026	$ 216,000	$ 226,956
Branch Banking & Trust Co.:
Series BKNT, 2.15%, 12/6/2024	250,000	250,063
Series BKNT, 3.63%, 9/16/2025	133,000	141,579
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (b) (d)	250,000	249,563
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	318,000	323,428
2.70%, 2/2/2021	480,000	484,022
3.10%, 4/2/2024 (b)	205,000	211,993
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	438,000	442,673
Series BKNT, 3.50%, 9/13/2023 (b)	130,000	136,568
Capital One NA:
2.15%, 9/6/2022	250,000	250,493
Series BKNT, 2.25%, 9/13/2021	160,000	160,691
Citibank NA:
Series BKNT, 2.85%, 2/12/2021	765,000	772,581
Series BKNT, 3.65%, 1/23/2024	484,000	512,348
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (d)	1,289,000	1,305,615
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (d)	303,000	306,445
Citigroup, Inc.:
2.35%, 8/2/2021	149,000	149,916
2.70%, 3/30/2021	364,000	367,221
2.70%, 10/27/2022	277,000	281,582
2.75%, 4/25/2022	542,000	550,569
2.90%, 12/8/2021	584,000	593,379
3.20%, 10/21/2026	617,000	640,076
3.40%, 5/1/2026	437,000	459,261
3.70%, 1/12/2026	601,000	640,636
3.75%, 6/16/2024	128,000	135,928
3.88%, 10/25/2023	300,000	318,417
4.00%, 8/5/2024 (b)	151,000	161,806
4.13%, 7/25/2028	244,000	265,562
4.30%, 11/20/2026	300,000	326,499
4.40%, 6/10/2025	506,000	550,255
4.45%, 9/29/2027	436,000	480,468
4.50%, 1/14/2022	645,000	675,786
4.60%, 3/9/2026	338,000	371,922
4.65%, 7/30/2045	329,000	406,440
4.65%, 7/23/2048	725,000	906,540
4.75%, 5/18/2046	571,000	684,246

155

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 10/31/2033	$ 78,000	$ 100,436
6.68%, 9/13/2043	225,000	329,076
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	1,230,000	1,254,661
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	413,000	429,817
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	524,000	532,740
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	1,259,000	1,327,099
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (d)	205,000	226,072
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	205,000	224,731
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (d)	1,250,000	1,366,112
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	844,000	898,548
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	292,000	314,542
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	200,000	200,612
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	400,000	406,156
Citizens Bank NA/Providence RI:
Series BKNT, 2.55%, 5/13/2021	770,000	775,667
Series BKNT, 3.25%, 2/14/2022	174,000	178,164
Series BKNT, 3.75%, 2/18/2026	250,000	267,268
Citizens Financial Group, Inc.:
2.85%, 7/27/2026	520,000	529,308
4.30%, 12/3/2025	270,000	291,155
Comerica, Inc. 4.00%, 2/1/2029	300,000	327,684
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	535,000	543,533
2.75%, 1/10/2023	789,000	803,028
3.13%, 4/26/2021	281,000	285,420
3.88%, 2/8/2022	1,958,000	2,034,636
3.95%, 11/9/2022	480,000	501,710
5.25%, 8/4/2045	110,000	138,739
5.75%, 12/1/2043	225,000	297,859
Series BKNT, 3.75%, 7/21/2026	400,000	417,488
Security Description	Principal Amount	Value
Series GMTN, 2.50%, 1/19/2021	$ 488,000	$ 491,079
Credit Suisse AG:
2.10%, 11/12/2021	250,000	250,998
3.00%, 10/29/2021 (b)	721,000	735,550
Series MTN, 3.63%, 9/9/2024	257,000	273,055
Credit Suisse Group Funding Guernsey, Ltd.:
3.45%, 4/16/2021	442,000	449,479
3.80%, 9/15/2022	267,000	277,907
3.80%, 6/9/2023	537,000	562,416
4.55%, 4/17/2026	411,000	456,325
4.88%, 5/15/2045	453,000	572,107
Deutsche Bank AG:
3.13%, 1/13/2021	115,000	115,504
3.15%, 1/22/2021	194,000	194,757
3.30%, 11/16/2022	487,000	492,026
3.38%, 5/12/2021	433,000	436,806
4.10%, 1/13/2026 (b)	160,000	162,448
4.25%, 2/4/2021	518,000	526,620
4.25%, 10/14/2021	700,000	719,516
SOFR + 2.58%, 3.96%, 11/26/2025 (d)	500,000	510,145
Discover Bank:
2.45%, 9/12/2024	250,000	249,693
Series BKNT, 3.20%, 8/9/2021	192,000	195,381
Series BKNT, 3.35%, 2/6/2023	300,000	309,099
Series BKNT, 3.45%, 7/27/2026	191,000	198,772
Series BKNT, 4.20%, 8/8/2023	393,000	417,959
Series BKNT, 4.65%, 9/13/2028	364,000	410,836
Fifth Third Bancorp:
2.38%, 1/28/2025	200,000	200,722
2.60%, 6/15/2022	150,000	151,844
3.50%, 3/15/2022	326,000	336,341
3.95%, 3/14/2028	136,000	149,766
4.30%, 1/16/2024	174,000	187,000
8.25%, 3/1/2038	322,000	498,643
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	186,000	186,939
Series BKNT, 3.35%, 7/26/2021	206,000	210,441
Series BKNT, 3.85%, 3/15/2026	421,000	448,306
Series BKNT, 3.95%, 7/28/2025	200,000	217,436
First Republic Bank Series BKNT, 4.38%, 8/1/2046	500,000	552,950
Goldman Sachs Capital I 6.35%, 2/15/2034	707,000	922,458

156

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	$ 827,000	$ 829,787
2.63%, 4/25/2021	334,000	336,612
2.88%, 2/25/2021	437,000	441,296
3.00%, 4/26/2022	244,000	246,965
3.20%, 2/23/2023	301,000	309,615
3.50%, 1/23/2025	521,000	546,826
3.50%, 11/16/2026	864,000	909,351
3.63%, 1/22/2023	332,000	346,137
3.63%, 2/20/2024	323,000	338,924
3.75%, 5/22/2025	388,000	411,874
3.75%, 2/25/2026	402,000	427,173
3.85%, 1/26/2027	808,000	860,140
4.00%, 3/3/2024	471,000	502,392
4.25%, 10/21/2025	563,000	612,088
5.15%, 5/22/2045	407,000	501,322
5.25%, 7/27/2021	1,364,000	1,431,504
5.75%, 1/24/2022	741,000	795,026
6.25%, 2/1/2041	420,000	590,470
6.45%, 5/1/2036	100,000	133,476
6.75%, 10/1/2037	1,784,000	2,471,928
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	425,000	430,648
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	534,000	543,388
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	379,000	385,159
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	527,000	564,897
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	747,000	823,523
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	572,000	648,865
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	442,000	469,634
Series MTN, 3.85%, 7/8/2024	685,000	724,970
Series MTN, 4.80%, 7/8/2044	579,000	698,216
HSBC Holdings PLC:
2.95%, 5/25/2021	1,244,000	1,259,911
3.40%, 3/8/2021	472,000	479,679
3.60%, 5/25/2023	671,000	699,471
4.25%, 8/18/2025	609,000	652,903
4.38%, 11/23/2026	370,000	400,273
4.88%, 1/14/2022	405,000	427,587
5.10%, 4/5/2021	524,000	543,325
5.25%, 3/14/2044	424,000	536,394
6.50%, 5/2/2036	576,000	784,593
6.50%, 9/15/2037	698,000	959,296
6.80%, 6/1/2038	735,000	1,046,081
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	$ 499,000	$ 510,567
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	1,515,000	1,550,330
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (d)	640,000	641,037
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (d)	542,000	569,105
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	625,000	676,556
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	702,000	750,915
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (d)	534,000	575,460
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	257,000	260,567
3.15%, 3/14/2021	312,000	316,118
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	275,000	278,256
Series BKNT, 3.13%, 4/1/2022	480,000	491,208
Series BKNT, 3.55%, 10/6/2023	250,000	262,468
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	250,000	250,340
2.96%, 11/8/2022	200,000	203,100
ING Groep NV:
3.15%, 3/29/2022	174,000	178,046
3.55%, 4/9/2024	260,000	272,470
3.95%, 3/29/2027	318,000	342,292
4.05%, 4/9/2029 (b)	231,000	253,853
4.10%, 10/2/2023	636,000	676,914
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	129,575
JPMorgan Chase & Co.:
2.40%, 6/7/2021	592,000	595,812
2.55%, 3/1/2021	764,000	769,722
2.70%, 5/18/2023	330,000	336,772
2.95%, 10/1/2026	658,000	678,766
2.97%, 1/15/2023	405,000	413,404
3.13%, 1/23/2025	1,424,000	1,486,699
3.20%, 1/25/2023	192,000	198,756
3.20%, 6/15/2026	1,523,000	1,591,383
3.25%, 9/23/2022	526,000	543,684
3.30%, 4/1/2026	685,000	720,490
3.63%, 5/13/2024	457,000	484,406
3.63%, 12/1/2027	104,000	109,858
3.88%, 9/10/2024	553,000	592,058

157

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.13%, 12/15/2026	$ 591,000	$ 648,646
4.25%, 10/1/2027	356,000	394,238
4.35%, 8/15/2021	711,000	738,416
4.50%, 1/24/2022	718,000	754,690
4.95%, 6/1/2045 (b)	315,000	399,370
5.40%, 1/6/2042	115,000	154,742
5.50%, 10/15/2040	198,000	266,211
5.60%, 7/15/2041	340,000	467,163
6.40%, 5/15/2038	472,000	685,014
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	713,000	728,287
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	896,000	918,077
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	638,000	664,930
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	454,000	478,575
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	612,000	621,462
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	462,000	490,376
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (d)	612,000	652,741
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	244,000	252,913
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	423,000	475,304
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (d)	571,000	619,466
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	494,000	550,543
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	1,215,000	1,383,654
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	217,000	233,572
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	1,014,000	1,122,214
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	305,000	323,501
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	1,312,000	1,484,554
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	$ 485,000	$ 573,032
SOFR + 1.51%, 2.74%, 10/15/2030 (d)	795,000	796,145
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	406,000	405,537
Series MTN, 2.30%, 8/15/2021	454,000	455,153
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	132,000	133,443
Series BKNT, 2.50%, 11/22/2021	108,000	109,216
Series BKNT, 3.38%, 3/7/2023	655,000	682,333
Series BKNT, 3.90%, 4/13/2029	85,000	91,624
Series BKNT, 6.95%, 2/1/2028	146,000	184,232
KeyCorp.:
Series MTN, 2.55%, 10/1/2029	200,000	195,748
Series MTN, 4.10%, 4/30/2028 (b)	200,000	219,526
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	240,000	242,558
2.25%, 10/1/2021	400,000	403,972
Series GMTN, 1.75%, 7/27/2026	200,000	198,332
Lloyds Bank PLC 2.25%, 8/14/2022	250,000	251,225
Lloyds Banking Group PLC:
3.00%, 1/11/2022	241,000	244,786
3.10%, 7/6/2021	300,000	304,725
3.75%, 1/11/2027	805,000	846,602
3.90%, 3/12/2024	329,000	347,908
4.05%, 8/16/2023	375,000	396,885
4.38%, 3/22/2028	335,000	369,890
4.45%, 5/8/2025	215,000	234,724
4.50%, 11/4/2024	200,000	214,166
4.58%, 12/10/2025	482,000	522,705
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	1,417,000	1,437,915
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (d)	513,000	534,746
M&T Bank Corp. 3.55%, 7/26/2023	400,000	420,820
Manufacturers & Traders Trust Co. Series BKNT, 2.63%, 1/25/2021	413,000	415,825
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	520,000	521,258

158

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.62%, 7/18/2022	$ 264,000	$ 267,070
2.67%, 7/25/2022	150,000	152,318
2.76%, 9/13/2026	150,000	151,100
2.80%, 7/18/2024	305,000	310,957
2.95%, 3/1/2021	238,000	240,735
3.00%, 2/22/2022	302,000	307,747
3.20%, 7/18/2029	360,000	372,524
3.22%, 3/7/2022	278,000	284,730
3.29%, 7/25/2027	140,000	145,716
3.46%, 3/2/2023 (b)	339,000	350,957
3.54%, 7/26/2021	370,000	378,447
3.68%, 2/22/2027	242,000	256,931
3.74%, 3/7/2029	256,000	276,319
3.75%, 7/18/2039	200,000	219,158
3.76%, 7/26/2023	400,000	420,924
3.78%, 3/2/2025 (b)	3,000	3,196
3.85%, 3/1/2026	419,000	450,207
4.05%, 9/11/2028 (b)	281,000	309,389
4.15%, 3/7/2039	530,000	603,071
4.29%, 7/26/2038	155,000	178,532
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	309,000	314,540
3.17%, 9/11/2027	271,000	278,702
3.55%, 3/5/2023	215,000	223,308
4.02%, 3/5/2028	210,000	228,974
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (d)	276,000	279,064
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	200,000	202,462
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (d)	410,000	430,787
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (d)	200,000	200,060
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (d)	354,000	391,503
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	200,000	199,680
Morgan Stanley:
2.75%, 5/19/2022	652,000	663,267
3.95%, 4/23/2027	632,000	676,828
4.30%, 1/27/2045	478,000	564,881
4.38%, 1/22/2047	189,000	226,352
4.88%, 11/1/2022	799,000	856,959
5.00%, 11/24/2025	225,000	253,487
5.75%, 1/25/2021	764,000	793,727
6.38%, 7/24/2042	775,000	1,141,087
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	427,000	446,142
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	$ 498,000	$ 528,961
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	275,000	323,991
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	240,000	267,336
Series F, 3.88%, 4/29/2024	363,000	386,090
Series GMTN, 2.50%, 4/21/2021	936,000	942,318
Series GMTN, 3.13%, 1/23/2023 (b)	1,126,000	1,157,404
Series GMTN, 3.70%, 10/23/2024	378,000	401,462
Series GMTN, 3.75%, 2/25/2023	192,000	201,026
Series GMTN, 3.88%, 1/27/2026	683,000	734,321
Series GMTN, 4.00%, 7/23/2025	723,000	782,568
Series GMTN, 4.35%, 9/8/2026	529,000	578,499
Series GMTN, 5.50%, 7/28/2021	311,000	327,573
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	1,091,000	1,173,796
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	215,000	243,109
Series MTN, 2.63%, 11/17/2021	633,000	640,336
Series MTN, 3.13%, 7/27/2026	945,000	976,743
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	176,000	178,483
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	446,000	456,499
National Australia Bank, Ltd.:
2.50%, 1/12/2021	568,000	571,573
2.80%, 1/10/2022	150,000	152,543
2.88%, 4/12/2023	621,000	635,979
3.00%, 1/20/2023	206,000	211,572
3.38%, 9/20/2021	126,000	129,121
3.70%, 11/4/2021	273,000	281,703
Series BKNT, 1.88%, 7/12/2021	337,000	337,078
Series GMTN, 2.50%, 5/22/2022	249,000	252,105
Series GMTN, 2.63%, 1/14/2021	250,000	251,900
Northern Trust Corp.:
3.15%, 5/3/2029 (b)	133,000	140,376
3.65%, 8/3/2028	75,000	82,096

159

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 10/30/2025	$ 101,000	$ 110,051
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	397,000	409,208
PNC Bank NA:
3.80%, 7/25/2023	193,000	202,797
Series BKNT, 2.15%, 4/29/2021 (b)	132,000	132,449
Series BKNT, 2.45%, 7/28/2022	256,000	259,571
Series BKNT, 2.50%, 1/22/2021	649,000	653,076
Series BKNT, 2.55%, 12/9/2021	134,000	135,607
Series BKNT, 2.63%, 2/17/2022	203,000	205,885
Series BKNT, 2.70%, 11/1/2022	206,000	209,797
Series BKNT, 2.95%, 2/23/2025	121,000	125,294
Series BKNT, 3.10%, 10/25/2027	300,000	313,542
Series BKNT, 3.25%, 1/22/2028	271,000	285,385
Series BKNT, 4.05%, 7/26/2028	298,000	327,839
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024 (b)	300,000	301,071
3.15%, 5/19/2027 (b)	425,000	446,496
3.45%, 4/23/2029	296,000	316,377
3.50%, 1/23/2024	628,000	662,440
3.90%, 4/29/2024	308,000	328,442
Regions Bank Series BKNT, 6.45%, 6/26/2037 (b)	50,000	65,438
Regions Financial Corp.:
2.75%, 8/14/2022	395,000	401,885
3.80%, 8/14/2023	317,000	335,652
Royal Bank of Canada:
2.30%, 3/22/2021 (b)	400,000	402,112
Series GMTN, 2.25%, 11/1/2024	280,000	281,123
Series GMTN, 2.55%, 7/16/2024	150,000	152,333
Series GMTN, 2.80%, 4/29/2022	586,000	598,435
Series GMTN, 3.20%, 4/30/2021	780,000	793,712
Series GMTN, 3.70%, 10/5/2023	398,000	421,124
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	590,000	617,759
4.80%, 4/5/2026 (b)	314,000	348,863
5.13%, 5/28/2024	621,000	674,729
6.00%, 12/19/2023	325,000	360,971
Security Description	Principal Amount	Value
6.10%, 6/10/2023	$ 165,000	$ 181,696
6.13%, 12/15/2022	465,000	508,752
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	375,000	384,247
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (d)	513,000	544,775
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (b) (d)	253,000	279,722
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (d)	94,000	108,143
5 year CMT + 2.10%, 3.75%, 11/1/2029 (d)	200,000	204,192
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	1,110,000	1,141,202
3.50%, 6/7/2024	500,000	514,625
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	197,000	201,827
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (d)	197,000	201,549
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	177,000	186,519
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (d)	200,000	215,558
Santander UK PLC:
2.50%, 1/5/2021	300,000	301,443
2.88%, 6/18/2024	250,000	255,495
3.40%, 6/1/2021	505,000	514,984
4.00%, 3/13/2024	727,000	776,167
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	539,000	537,286
2.63%, 3/15/2021	113,000	113,828
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	144,000	147,946
3.95%, 7/19/2023	238,000	251,235
3.95%, 1/10/2024	300,000	318,399
Series GMTN, 3.65%, 7/23/2025 (b)	250,000	266,658
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	693,000	698,904
2.45%, 9/27/2024 (b)	200,000	200,768
2.63%, 7/14/2026	270,000	270,448
2.70%, 7/16/2024	506,000	513,236
2.78%, 7/12/2022	604,000	614,528
2.85%, 1/11/2022	218,000	221,536
2.93%, 3/9/2021	207,000	209,389
3.04%, 7/16/2029	572,000	584,407
3.10%, 1/17/2023	380,000	389,945

160

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 9/17/2029	$ 808,000	$ 821,227
3.36%, 7/12/2027 (b)	139,000	145,183
3.45%, 1/11/2027	263,000	275,327
3.54%, 1/17/2028	259,000	274,193
3.75%, 7/19/2023	150,000	157,431
3.78%, 3/9/2026	664,000	708,388
3.94%, 7/19/2028 (b)	174,000	189,799
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	275,000	278,421
Series BKNT, 2.75%, 5/1/2023	255,000	259,702
Series BKNT, 2.80%, 5/17/2022	250,000	254,805
Series BKNT, 3.00%, 2/2/2023	415,000	425,761
Series BKNT, 3.30%, 5/15/2026	201,000	209,854
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (d)	100,000	104,712
Series BNKT, 3.20%, 4/1/2024	156,000	162,306
SunTrust Banks, Inc.:
2.70%, 1/27/2022	224,000	227,031
4.00%, 5/1/2025 (b)	236,000	255,770
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	253,000	253,013
Series BKNT, 3.90%, 11/20/2023 (b)	480,000	513,826
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	406,000	413,856
Series BKNT, 3.65%, 5/24/2021	100,000	102,068
Synovus Financial Corp. 3.13%, 11/1/2022	215,000	218,128
Toronto-Dominion Bank:
1.80%, 7/13/2021	216,000	216,192
Series GMTN, 2.55%, 1/25/2021	1,150,000	1,158,349
Series GMTN, 3.25%, 3/11/2024 (b)	250,000	261,650
Series MTN, 1.90%, 12/1/2022	350,000	350,332
Series MTN, 2.13%, 4/7/2021	422,000	423,781
US Bancorp:
2.40%, 7/30/2024	270,000	273,686
3.38%, 2/5/2024	255,000	267,834
Series DMTN, 3.00%, 7/30/2029	193,000	198,093
Series MTN, 2.35%, 1/29/2021	391,000	393,014
Series MTN, 2.95%, 7/15/2022	232,000	237,895
Security Description	Principal Amount	Value
Series MTN, 3.10%, 4/27/2026	$ 371,000	$ 386,701
Series MTN, 3.70%, 1/30/2024	231,000	246,096
Series MTN, 3.90%, 4/26/2028 (b)	244,000	274,119
Series MTN, 4.13%, 5/24/2021	291,000	299,745
Series V, 2.63%, 1/24/2022	296,000	301,002
Series X, 3.15%, 4/27/2027	278,000	292,061
US Bank NA:
Series BKNT, 2.65%, 5/23/2022	1,064,000	1,083,684
Series BKNT, 2.85%, 1/23/2023 (b)	269,000	275,588
Series BKNT, 3.00%, 2/4/2021	323,000	326,786
Series BKNT, 3.40%, 7/24/2023	250,000	261,580
Wachovia Corp. 7.57%, 8/1/2026 (b) (e)	490,000	621,090
Webster Financial Corp. 4.10%, 3/25/2029	303,000	320,592
Wells Fargo & Co.:
2.10%, 7/26/2021	523,000	524,548
2.50%, 3/4/2021	1,099,000	1,106,517
3.00%, 4/22/2026	617,000	634,128
3.00%, 10/23/2026	659,000	676,134
3.07%, 1/24/2023	781,000	797,034
4.48%, 1/16/2024	483,000	522,137
5.38%, 11/2/2043	581,000	748,531
Series GMTN, 4.30%, 7/22/2027	341,000	373,439
Series GMTN, 4.90%, 11/17/2045	528,000	646,911
Series M, 3.45%, 2/13/2023	205,000	212,321
Series MTN, 2.63%, 7/22/2022	1,210,000	1,228,961
Series MTN, 3.00%, 1/22/2021	769,000	777,744
Series MTN, 3.00%, 2/19/2025	297,000	306,504
Series MTN, 3.30%, 9/9/2024	590,000	618,880
Series MTN, 3.50%, 3/8/2022	1,057,000	1,090,665
Series MTN, 3.55%, 9/29/2025	765,000	810,640
Series MTN, 3.75%, 1/24/2024	1,074,000	1,135,895
Series MTN, 4.10%, 6/3/2026 (b)	751,000	808,887
Series MTN, 4.15%, 1/24/2029 (b)	610,000	681,443
Series MTN, 4.60%, 4/1/2021	395,000	407,932
Series MTN, 4.75%, 12/7/2046	350,000	421,393

161

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	$ 660,000	$ 660,337
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (d)	650,000	654,972
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	663,000	687,683
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	555,000	589,848
Wells Fargo Bank NA:
Series BKNT, 2.60%, 1/15/2021	546,000	550,150
Series BKNT, 3.55%, 8/14/2023	511,000	535,416
Series BKNT, 5.85%, 2/1/2037	191,000	254,213
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (d)	196,000	198,419
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (d)	321,000	321,398
Wells Fargo Capital X 5.95%, 12/1/2086	355,000	434,825
Westpac Banking Corp.:
2.35%, 2/19/2025	1,000,000	1,003,230
2.70%, 8/19/2026	419,000	423,534
2.75%, 1/11/2023	980,000	998,953
2.80%, 1/11/2022	209,000	212,423
3.30%, 2/26/2024	367,000	382,671
3.35%, 3/8/2027	250,000	263,873
3.65%, 5/15/2023 (b)	200,000	209,854
4.42%, 7/24/2039	110,000	120,718
5 year CMT + 2.00%, 4.11%, 7/24/2034 (b) (d)	155,000	162,874
Wintrust Financial Corp. 4.85%, 6/6/2029	250,000	261,230
Zions Bancorp NA:
3.25%, 10/29/2029	250,000	245,763
3.50%, 8/27/2021	305,000	311,914
Series BKNT, 3.35%, 3/4/2022	266,000	272,642
		257,644,517
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	278,000	321,652
4.90%, 2/1/2046	1,960,000	2,331,753
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	275,000	292,581
4.90%, 2/1/2046 (b)	162,000	191,175
Security Description	Principal Amount	Value
Anheuser-Busch InBev Worldwide, Inc.:
4.00%, 4/13/2028	$ 646,000	$ 710,180
4.15%, 1/23/2025	2,090,000	2,275,508
4.38%, 4/15/2038	240,000	270,019
4.44%, 10/6/2048	1,024,000	1,146,030
4.60%, 4/15/2048	385,000	439,046
4.75%, 1/23/2029	1,002,000	1,162,771
4.95%, 1/15/2042	320,000	378,576
5.45%, 1/23/2039	763,000	959,335
5.55%, 1/23/2049	1,956,000	2,541,411
5.80%, 1/23/2059	420,000	574,199
8.20%, 1/15/2039	320,000	506,208
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	63,735
4.00%, 4/15/2038	55,000	61,580
4.50%, 7/15/2045	40,000	49,230
Coca-Cola Co.:
1.75%, 9/6/2024	350,000	348,572
2.13%, 9/6/2029	350,000	341,418
2.20%, 5/25/2022	95,000	95,907
2.25%, 9/1/2026	200,000	201,436
2.55%, 6/1/2026	200,000	204,902
2.88%, 10/27/2025 (b)	105,000	109,855
2.90%, 5/25/2027 (b)	253,000	265,015
3.20%, 11/1/2023 (b)	290,000	304,471
3.30%, 9/1/2021	260,000	266,482
Coca-Cola Femsa SAB de CV:
3.88%, 11/26/2023	406,000	427,689
5.25%, 11/26/2043	325,000	398,112
Constellation Brands, Inc.:
2.70%, 5/9/2022	161,000	163,008
3.15%, 8/1/2029 (b)	516,000	522,662
3.60%, 2/15/2028	392,000	412,698
3.75%, 5/1/2021	30,000	30,679
4.25%, 5/1/2023	320,000	339,971
4.50%, 5/9/2047	545,000	597,587
4.75%, 11/15/2024	333,000	368,168
5.25%, 11/15/2048	40,000	48,788
Diageo Capital PLC:
2.63%, 4/29/2023	278,000	283,882
3.88%, 5/18/2028	305,000	335,500
3.88%, 4/29/2043 (b)	141,000	157,154
Diageo Captial PLC:
2.13%, 10/24/2024	200,000	199,718
2.38%, 10/24/2029 (b)	200,000	197,206
Diageo Investment Corp.:
4.25%, 5/11/2042	178,000	206,033
7.45%, 4/15/2035	180,000	271,906
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023 (b)	611,000	617,617
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	272,000	270,553
3.43%, 6/15/2027	91,000	94,939

162

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 5/25/2021	$ 40,000	$ 40,866
4.06%, 5/25/2023	452,000	477,484
4.42%, 5/25/2025	360,000	393,523
4.42%, 12/15/2046	150,000	162,439
4.50%, 11/15/2045	125,000	137,966
4.60%, 5/25/2028	418,000	470,802
4.99%, 5/25/2038	250,000	293,732
5.09%, 5/25/2048 (b)	185,000	223,587
Molson Coors Brewing Co.:
2.10%, 7/15/2021	272,000	272,188
3.00%, 7/15/2026	392,000	396,426
4.20%, 7/15/2046	343,000	342,019
5.00%, 5/1/2042	429,000	470,416
PepsiCo, Inc.:
1.70%, 10/6/2021	430,000	429,669
2.00%, 4/15/2021	711,000	713,254
2.63%, 7/29/2029	150,000	153,338
2.75%, 3/5/2022	271,000	276,569
2.75%, 3/1/2023 (b)	238,000	244,459
2.88%, 10/15/2049	400,000	386,688
3.00%, 10/15/2027	543,000	575,412
3.10%, 7/17/2022	458,000	472,047
3.38%, 7/29/2049	105,000	110,120
3.45%, 10/6/2046	355,000	376,225
3.60%, 3/1/2024	534,000	568,689
3.60%, 8/13/2042	270,000	291,095
4.25%, 10/22/2044	170,000	200,588
4.45%, 4/14/2046	312,000	384,521
4.60%, 7/17/2045	160,000	198,117
		31,419,156
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.85%, 8/19/2021	260,000	259,709
2.25%, 8/19/2023 (b)	207,000	208,648
2.60%, 8/19/2026	169,000	171,239
2.65%, 5/11/2022	398,000	403,910
3.13%, 5/1/2025	195,000	203,486
3.63%, 5/15/2022	522,000	539,957
3.63%, 5/22/2024	240,000	253,714
3.88%, 11/15/2021	846,000	872,615
4.40%, 5/1/2045	572,000	641,447
4.56%, 6/15/2048	270,000	314,385
4.66%, 6/15/2051	465,000	547,421
4.95%, 10/1/2041	213,000	254,722
5.65%, 6/15/2042	300,000	381,942
5.75%, 3/15/2040	55,000	69,755
6.40%, 2/1/2039	125,000	170,419
Baxalta, Inc. 5.25%, 6/23/2045	212,000	270,304
Biogen, Inc.:
4.05%, 9/15/2025	800,000	870,480
5.20%, 9/15/2045	368,000	444,080
Celgene Corp. 4.35%, 11/15/2047	5,000	5,727
Gilead Sciences, Inc.:
Security Description	Principal Amount	Value
3.50%, 2/1/2025	$ 740,000	$ 785,236
3.65%, 3/1/2026	247,000	265,740
3.70%, 4/1/2024	550,000	583,886
4.40%, 12/1/2021	280,000	292,018
4.50%, 4/1/2021	711,000	729,330
4.50%, 2/1/2045	1,088,000	1,263,059
4.60%, 9/1/2035	180,000	214,594
4.75%, 3/1/2046	710,000	853,384
		11,871,207
BUILDING MATERIALS — 0.1%
CRH America, Inc. 5.75%, 1/15/2021	175,000	181,314
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	350,000	369,527
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	105,487
4.50%, 2/15/2047	244,000	263,971
4.63%, 7/2/2044	340,000	373,490
5.13%, 9/14/2045	21,000	23,996
Lennox International, Inc. 3.00%, 11/15/2023	25,000	25,365
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027 (b)	238,000	249,169
4.25%, 7/2/2024	130,000	139,052
Masco Corp.:
3.50%, 11/15/2027	30,000	31,024
4.38%, 4/1/2026	210,000	226,737
4.50%, 5/15/2047	150,000	153,183
5.95%, 3/15/2022	120,000	128,712
Owens Corning:
3.95%, 8/15/2029	160,000	166,931
4.40%, 1/30/2048	350,000	338,069
Vulcan Materials Co.:
3.90%, 4/1/2027	64,000	67,655
4.50%, 4/1/2025	335,000	362,296
4.50%, 6/15/2047	300,000	329,220
4.70%, 3/1/2048 (b)	100,000	113,223
		3,648,421
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	100,000	102,508
3.35%, 7/31/2024	156,000	164,387
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (b) (c)	125,000	125,279
Braskem Finance, Ltd. 6.45%, 2/3/2024	230,000	256,257
Cabot Corp.:
3.70%, 7/15/2022	100,000	103,242
4.00%, 7/1/2029	100,000	104,865
Celanese US Holdings LLC:
3.50%, 5/8/2024	76,000	78,519
4.63%, 11/15/2022	106,000	112,077

163

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Dow Chemical Co.:
3.00%, 11/15/2022	$ 417,000	$ 426,629
4.38%, 11/15/2042	580,000	621,122
4.63%, 10/1/2044 (b)	640,000	706,963
4.80%, 11/30/2028 (b)	81,000	92,634
5.25%, 11/15/2041	281,000	328,762
9.40%, 5/15/2039 (b)	84,000	137,486
DowDuPont, Inc.:
4.21%, 11/15/2023	333,000	356,153
4.49%, 11/15/2025	398,000	438,385
4.73%, 11/15/2028	506,000	574,421
5.32%, 11/15/2038	376,000	448,222
Eastman Chemical Co.:
3.50%, 12/1/2021	125,000	127,999
3.60%, 8/15/2022	231,000	239,127
4.65%, 10/15/2044	327,000	354,703
4.80%, 9/1/2042	102,000	111,590
Ecolab, Inc.:
2.38%, 8/10/2022	163,000	164,667
2.70%, 11/1/2026 (b)	328,000	336,800
3.25%, 12/1/2027	170,000	179,151
4.35%, 12/8/2021	223,000	233,432
5.50%, 12/8/2041 (b)	128,000	167,354
FMC Corp.:
3.20%, 10/1/2026 (b)	150,000	154,007
3.45%, 10/1/2029	150,000	155,277
4.50%, 10/1/2049	150,000	165,280
Huntsman International LLC 4.50%, 5/1/2029	115,000	122,499
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	505,000	521,170
LYB International Finance B.V.:
4.00%, 7/15/2023	838,000	887,249
4.88%, 3/15/2044	125,000	142,201
LYB International Finance III LLC 4.20%, 10/15/2049	250,000	260,845
LyondellBasell Industries NV:
4.63%, 2/26/2055	233,000	248,103
5.75%, 4/15/2024	196,000	221,353
Methanex Corp. 5.65%, 12/1/2044	100,000	96,069
Mosaic Co.:
3.25%, 11/15/2022	200,000	205,178
3.75%, 11/15/2021	93,000	95,276
4.05%, 11/15/2027 (b)	113,000	117,691
4.25%, 11/15/2023	237,000	252,659
5.63%, 11/15/2043 (b)	210,000	248,470
Nutrien, Ltd.:
3.00%, 4/1/2025	100,000	101,909
3.15%, 10/1/2022	295,000	301,558
3.63%, 3/15/2024	140,000	146,206
4.13%, 3/15/2035	255,000	266,692
4.20%, 4/1/2029	158,000	174,190
4.90%, 6/1/2043	250,000	281,365
Security Description	Principal Amount	Value
5.00%, 4/1/2049	$ 200,000	$ 237,318
5.63%, 12/1/2040	200,000	237,356
5.88%, 12/1/2036	260,000	316,298
6.13%, 1/15/2041	93,000	115,155
PPG Industries, Inc.:
2.40%, 8/15/2024 (b)	200,000	201,986
2.80%, 8/15/2029	200,000	200,678
3.20%, 3/15/2023	100,000	103,182
3.75%, 3/15/2028 (b)	100,000	108,555
Praxair, Inc.:
3.20%, 1/30/2026	253,000	266,705
3.55%, 11/7/2042	300,000	312,024
Rohm & Haas Co. 7.85%, 7/15/2029	244,000	326,011
RPM International, Inc.:
3.75%, 3/15/2027	333,000	344,212
4.25%, 1/15/2048	840,000	827,165
Sasol Financing International, Ltd. 4.50%, 11/14/2022	286,000	295,947
SASOL Financing USA LLC:
5.88%, 3/27/2024	408,000	441,766
6.50%, 9/27/2028	456,000	507,373
Sherwin-Williams Co.:
2.75%, 6/1/2022	158,000	160,714
2.95%, 8/15/2029	416,000	421,857
3.45%, 8/1/2025	75,000	78,983
3.80%, 8/15/2049	400,000	408,836
4.00%, 12/15/2042	108,000	111,687
Syngenta Finance NV 3.13%, 3/28/2022	820,000	827,372
Westlake Chemical Corp.:
3.60%, 8/15/2026	156,000	161,742
4.38%, 11/15/2047 (b)	300,000	302,550
		19,573,453
COMMERCIAL SERVICES — 0.2%
American University Series 2019, 3.67%, 4/1/2049	115,000	122,482
Automatic Data Processing, Inc. 3.38%, 9/15/2025	114,000	121,551
Block Financial LLC:
5.25%, 10/1/2025	200,000	219,794
5.50%, 11/1/2022	100,000	107,289
California Institute of Technology 3.65%, 9/1/2119	105,000	102,145
Cintas Corp. No. 2:
2.90%, 4/1/2022	50,000	51,030
3.25%, 6/1/2022 (b)	395,000	405,993
3.70%, 4/1/2027	85,000	92,341
Equifax, Inc.:
2.30%, 6/1/2021	181,000	181,208
2.60%, 12/1/2024	125,000	125,613
3.95%, 6/15/2023	100,000	105,357

164

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
George Washington University:
Series 2014, 4.30%, 9/15/2044	$ 60,000	$ 69,258
Series 2018, 4.13%, 9/15/2048	110,000	126,682
Georgetown University:
Series A, 5.22%, 10/1/2118	100,000	127,127
Series B, 4.32%, 4/1/2049 (b)	100,000	118,523
Global Payments, Inc.:
2.65%, 2/15/2025	250,000	251,498
3.20%, 8/15/2029	263,000	268,171
4.00%, 6/1/2023	300,000	315,903
4.15%, 8/15/2049	200,000	213,644
IHS Markit, Ltd.:
3.63%, 5/1/2024	285,000	296,833
4.13%, 8/1/2023	180,000	191,077
4.75%, 8/1/2028	260,000	290,025
Leland Stanford Junior University 3.65%, 5/1/2048	45,000	50,297
Massachusetts Institute of Technology:
3.89%, 7/1/2116	40,000	43,812
4.68%, 7/1/2114	80,000	101,790
5.60%, 7/1/2111	134,000	206,800
Series F, 2.99%, 7/1/2050	350,000	349,933
Moody's Corp.:
2.63%, 1/15/2023	242,000	245,613
3.25%, 1/15/2028	285,000	298,774
4.25%, 2/1/2029 (b)	100,000	113,213
4.50%, 9/1/2022	95,000	100,389
4.88%, 2/15/2024	123,000	135,049
4.88%, 12/17/2048	100,000	122,879
Northwestern University Series 2017, 3.66%, 12/1/2057	225,000	248,792
PayPal Holdings, Inc.:
2.20%, 9/26/2022	295,000	297,003
2.40%, 10/1/2024 (b)	180,000	181,751
2.65%, 10/1/2026	115,000	116,551
2.85%, 10/1/2029	260,000	262,080
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	178,252
3.30%, 7/15/2056	200,000	207,712
Princeton University 5.70%, 3/1/2039	120,000	164,662
RELX Capital, Inc. 3.50%, 3/16/2023	235,000	244,543
S&P Global, Inc.:
2.50%, 12/1/2029	110,000	110,579
3.25%, 12/1/2049	125,000	126,788
4.00%, 6/15/2025	211,000	229,433
4.40%, 2/15/2026	182,000	202,116
4.50%, 5/15/2048	271,000	327,403
Security Description	Principal Amount	Value
Total System Services, Inc. 4.45%, 6/1/2028	$ 626,000	$ 690,791
Trustees of Boston College 3.13%, 7/1/2052	160,000	155,382
Trustees of Boston University Series CC, 4.06%, 10/1/2048	250,000	288,678
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	100,000	101,574
University of Chicago 4.00%, 10/1/2053	60,000	69,670
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	567,000	603,838
University of Southern California:
3.03%, 10/1/2039	100,000	99,813
Series 2017, 3.84%, 10/1/2047	55,000	62,247
Verisk Analytics, Inc. 4.13%, 3/15/2029	530,000	582,173
		11,223,924
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 8/4/2021 (b)	305,000	304,399
1.70%, 9/11/2022 (b)	205,000	204,971
1.80%, 9/11/2024 (b)	212,000	210,469
2.05%, 9/11/2026	360,000	356,684
2.10%, 9/12/2022	188,000	189,874
2.15%, 2/9/2022	282,000	284,451
2.20%, 9/11/2029	350,000	343,966
2.25%, 2/23/2021	1,605,000	1,614,100
2.30%, 5/11/2022	497,000	503,058
2.40%, 1/13/2023	682,000	692,448
2.40%, 5/3/2023 (b)	449,000	456,494
2.45%, 8/4/2026	414,000	420,338
2.50%, 2/9/2022	221,000	224,395
2.50%, 2/9/2025	333,000	340,073
2.70%, 5/13/2022	415,000	424,466
2.75%, 1/13/2025	471,000	486,760
2.85%, 5/6/2021	923,000	937,085
2.85%, 2/23/2023	375,000	385,567
2.85%, 5/11/2024	495,000	511,974
2.95%, 9/11/2049	235,000	229,480
3.00%, 2/9/2024	509,000	527,482
3.00%, 6/20/2027	269,000	281,812
3.00%, 11/13/2027	390,000	409,426
3.20%, 5/13/2025	467,000	493,624
3.35%, 2/9/2027	414,000	441,701
3.45%, 5/6/2024	166,000	176,392
3.75%, 9/12/2047	221,000	245,823
3.75%, 11/13/2047	395,000	440,520
3.85%, 5/4/2043	385,000	431,797
3.85%, 8/4/2046	443,000	499,412
4.25%, 2/9/2047	560,000	668,069

165

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 5/13/2045	$ 460,000	$ 556,678
4.50%, 2/23/2036 (b)	474,000	578,460
4.65%, 2/23/2046	299,000	375,332
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (c)	182,000	190,740
4.42%, 6/15/2021 (c)	1,362,000	1,401,593
4.90%, 10/1/2026 (c)	427,000	470,063
5.30%, 10/1/2029 (b) (c)	400,000	450,384
6.02%, 6/15/2026 (c)	400,000	461,816
8.10%, 7/15/2036 (c)	175,000	229,876
8.35%, 7/15/2046 (c)	939,000	1,285,360
DXC Technology Co. 4.75%, 4/15/2027 (b)	800,000	861,488
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	575,000	579,353
3.70%, 4/1/2022	140,000	142,769
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	384,000	384,204
4.40%, 10/15/2022	242,000	255,702
4.90%, 10/15/2025	580,000	644,786
6.20%, 10/15/2035	115,000	137,929
6.35%, 10/15/2045	576,000	696,223
HP, Inc.:
4.05%, 9/15/2022	264,000	276,474
4.30%, 6/1/2021	200,000	205,982
IBM Credit LLC:
1.80%, 1/20/2021	137,000	136,964
2.20%, 9/8/2022	100,000	100,692
2.65%, 2/5/2021	164,000	165,497
International Business Machines Corp.:
2.25%, 2/19/2021	226,000	227,096
2.80%, 5/13/2021	501,000	507,508
2.85%, 5/13/2022	598,000	611,174
2.88%, 11/9/2022 (b)	1,216,000	1,247,251
3.00%, 5/15/2024	760,000	787,907
3.30%, 5/15/2026	380,000	400,676
3.45%, 2/19/2026 (b)	232,000	246,834
3.63%, 2/12/2024	177,000	187,480
4.00%, 6/20/2042	258,000	283,939
4.15%, 5/15/2039	575,000	647,812
4.25%, 5/15/2049	865,000	989,517
7.13%, 12/1/2096	400,000	611,084
NetApp, Inc. 3.38%, 6/15/2021	60,000	61,025
Seagate HDD Cayman:
4.25%, 3/1/2022	65,000	67,110
4.75%, 1/1/2025	137,000	145,995
4.88%, 3/1/2024	141,000	149,989
4.88%, 6/1/2027	226,000	239,890
5.75%, 12/1/2034	277,000	291,066
		32,028,828
Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.1%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	$ 128,000	$ 129,754
Series MTN, 2.30%, 5/3/2022	205,000	207,964
Series MTN, 3.25%, 3/15/2024 (b)	327,000	345,587
Series MTN, 3.70%, 8/1/2047 (b)	55,000	63,466
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	28,000	27,963
2.00%, 12/1/2024 (b)	85,000	85,235
2.38%, 12/1/2029	75,000	74,979
3.13%, 12/1/2049	125,000	125,202
3.15%, 3/15/2027	163,000	172,835
4.15%, 3/15/2047	115,000	134,238
Procter & Gamble Co.:
1.70%, 11/3/2021	67,000	67,203
1.85%, 2/2/2021	50,000	50,031
2.15%, 8/11/2022	500,000	505,850
2.30%, 2/6/2022	429,000	434,667
2.45%, 11/3/2026	168,000	173,184
2.70%, 2/2/2026 (b)	63,000	65,639
3.10%, 8/15/2023	200,000	209,178
3.50%, 10/25/2047	500,000	562,695
5.50%, 2/1/2034	250,000	334,597
Unilever Capital Corp.:
2.00%, 7/28/2026 (b)	163,000	161,786
2.60%, 5/5/2024 (b)	145,000	148,467
2.75%, 3/22/2021	200,000	202,216
2.90%, 5/5/2027	151,000	157,712
3.00%, 3/7/2022	158,000	161,764
3.38%, 3/22/2025	100,000	105,880
3.50%, 3/22/2028	300,000	325,395
5.90%, 11/15/2032	288,000	393,751
		5,427,238
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	200,000	207,440
4.20%, 5/15/2047	250,000	280,105
4.60%, 6/15/2045	220,000	263,120
		750,665
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	207,000	208,768
3.50%, 1/15/2025	307,000	316,735
3.88%, 1/23/2028	253,000	262,751
3.95%, 2/1/2022	241,000	248,992
4.45%, 12/16/2021	292,000	304,027
4.45%, 10/1/2025	252,000	271,517

166

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 4/3/2026	$ 193,000	$ 207,128
4.50%, 5/15/2021	485,000	500,782
4.88%, 1/16/2024	458,000	497,209
5.00%, 10/1/2021	184,000	192,642
Affiliated Managers Group, Inc. 3.50%, 8/1/2025	100,000	104,659
Air Lease Corp.:
2.25%, 1/15/2023	122,000	122,272
2.63%, 7/1/2022	256,000	258,493
2.75%, 1/15/2023	100,000	101,307
3.25%, 3/1/2025	288,000	296,839
3.25%, 10/1/2029 (b)	150,000	149,430
3.38%, 6/1/2021	323,000	328,304
3.50%, 1/15/2022	209,000	214,854
3.75%, 2/1/2022	125,000	128,754
3.88%, 4/1/2021	175,000	178,530
3.88%, 7/3/2023	14,000	14,699
Series GMTN, 3.75%, 6/1/2026	175,000	183,067
Aircastle, Ltd.:
4.13%, 5/1/2024 (b)	85,000	89,357
4.25%, 6/15/2026	170,000	179,464
5.00%, 4/1/2023	128,000	136,764
5.13%, 3/15/2021	85,000	87,823
5.50%, 2/15/2022	335,000	356,028
Ally Financial, Inc.:
3.88%, 5/21/2024	1,450,000	1,521,499
5.13%, 9/30/2024	475,000	523,792
8.00%, 11/1/2031	75,000	103,203
American Express Co.:
2.50%, 8/1/2022	575,000	581,750
2.50%, 7/30/2024	340,000	344,029
2.75%, 5/20/2022	252,000	256,551
3.00%, 2/22/2021	463,000	468,463
3.00%, 10/30/2024	352,000	364,000
3.13%, 5/20/2026 (b)	395,000	411,705
3.38%, 5/17/2021	293,000	298,573
3.40%, 2/22/2024	466,000	487,855
3.70%, 11/5/2021	219,000	225,708
3.70%, 8/3/2023	572,000	604,072
4.20%, 11/6/2025 (b)	253,000	278,963
American Express Credit Corp.:
Series MTN, 2.25%, 5/5/2021	361,000	362,762
Series MTN, 2.70%, 3/3/2022	130,000	132,118
Series MTN, 3.30%, 5/3/2027	389,000	415,378
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (b)	50,000	51,380
3.00%, 3/22/2022	115,000	117,586
BGC Partners, Inc.:
3.75%, 10/1/2024	50,000	49,882
5.38%, 7/24/2023	275,000	294,173
BlackRock, Inc.:
3.20%, 3/15/2027	306,000	324,290
3.25%, 4/30/2029	163,000	174,954
Brookfield Finance, Inc.:
Security Description	Principal Amount	Value
3.90%, 1/25/2028	$ 308,000	$ 331,565
4.25%, 6/2/2026	285,000	311,060
4.70%, 9/20/2047	215,000	248,254
4.85%, 3/29/2029	175,000	201,596
Capital One Bank USA NA 3.38%, 2/15/2023	746,000	771,118
Capital One Financial Corp.:
3.20%, 1/30/2023	268,000	275,681
3.30%, 10/30/2024	282,000	293,621
3.75%, 7/28/2026 (b)	367,000	386,440
3.75%, 3/9/2027	432,000	461,359
3.80%, 1/31/2028 (b)	917,000	984,950
3.90%, 1/29/2024	552,000	585,998
4.20%, 10/29/2025	351,000	378,799
4.75%, 7/15/2021	242,000	251,997
Charles Schwab Corp.:
2.65%, 1/25/2023	490,000	500,079
3.00%, 3/10/2025	118,000	122,794
3.20%, 3/2/2027	201,000	210,787
3.20%, 1/25/2028	331,000	349,215
3.25%, 5/22/2029	220,000	232,786
3.45%, 2/13/2026	263,000	278,354
CME Group, Inc.:
3.00%, 3/15/2025	227,000	236,164
3.75%, 6/15/2028	275,000	304,543
4.15%, 6/15/2048 (b)	235,000	281,109
Credit Suisse USA, Inc. 7.13%, 7/15/2032 (b)	365,000	536,094
Discover Financial Services:
3.75%, 3/4/2025	127,000	134,503
4.50%, 1/30/2026	306,000	334,449
5.20%, 4/27/2022	100,000	106,648
E*TRADE Financial Corp.:
2.95%, 8/24/2022	258,000	263,000
4.50%, 6/20/2028	200,000	218,548
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	189,477
Franklin Resources, Inc. 2.85%, 3/30/2025	350,000	362,015
GE Capital International Funding Co. 4.42%, 11/15/2035	1,401,000	1,496,044
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	591,000	615,497
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	138,000	139,466
3.10%, 9/15/2027 (b)	282,000	296,577
3.45%, 9/21/2023 (b)	165,000	173,128
3.75%, 12/1/2025	153,000	165,656
3.75%, 9/21/2028	146,000	159,721
4.00%, 10/15/2023	254,000	271,513
4.25%, 9/21/2048	200,000	236,992
International Lease Finance Corp.:
4.63%, 4/15/2021	80,000	82,511

167

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
8.63%, 1/15/2022	$ 488,000	$ 549,478
Invesco Finance PLC:
3.75%, 1/15/2026	150,000	160,114
4.00%, 1/30/2024	250,000	265,922
Janus Capital Group, Inc. 4.88%, 8/1/2025	230,000	252,027
Jefferies Financial Group, Inc. 5.50%, 10/18/2023 (b)	369,000	402,177
Jefferies Group LLC:
5.13%, 1/20/2023	136,000	147,062
6.45%, 6/8/2027	246,000	289,294
6.50%, 1/20/2043	105,000	125,950
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	265,000	281,107
4.85%, 1/15/2027	114,000	125,791
Lazard Group LLC 3.75%, 2/13/2025	341,000	359,799
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	120,787
Mastercard, Inc.:
2.00%, 3/3/2025	300,000	299,310
2.95%, 11/21/2026	110,000	114,810
2.95%, 6/1/2029	231,000	241,115
3.38%, 4/1/2024	351,000	372,551
3.50%, 2/26/2028 (b)	30,000	32,430
3.65%, 6/1/2049	245,000	272,313
3.80%, 11/21/2046	130,000	146,393
Nasdaq, Inc.:
3.85%, 6/30/2026 (b)	128,000	137,454
4.25%, 6/1/2024	100,000	107,813
ORIX Corp.:
2.90%, 7/18/2022	50,000	50,904
3.25%, 12/4/2024	200,000	208,270
3.70%, 7/18/2027 (b)	58,000	61,399
4.05%, 1/16/2024	210,000	223,455
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	203,898
Raymond James Financial, Inc.:
3.63%, 9/15/2026	250,000	264,990
4.95%, 7/15/2046	165,000	195,157
Stifel Financial Corp. 4.25%, 7/18/2024 (b)	187,000	197,365
Synchrony Financial:
2.85%, 7/25/2022	296,000	299,940
3.70%, 8/4/2026	295,000	305,440
3.75%, 8/15/2021	500,000	511,950
4.25%, 8/15/2024	93,000	99,340
4.38%, 3/19/2024	191,000	203,744
4.50%, 7/23/2025	231,000	249,669
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	245,000	247,345
2.95%, 4/1/2022	214,000	218,770
3.30%, 4/1/2027	327,000	342,778
Visa, Inc.:
2.75%, 9/15/2027 (b)	96,000	100,116
Security Description	Principal Amount	Value
2.80%, 12/14/2022	$ 259,000	$ 266,547
3.15%, 12/14/2025	618,000	653,776
4.15%, 12/14/2035	601,000	708,609
4.30%, 12/14/2045	572,000	704,864
Western Union Co.:
2.85%, 1/10/2025	100,000	100,495
3.60%, 3/15/2022	150,000	154,751
6.20%, 11/17/2036	105,000	119,553
		39,610,811
ELECTRIC — 1.9%
AEP Texas, Inc.:
2.40%, 10/1/2022	92,000	92,712
Series H, 3.45%, 1/15/2050	100,000	100,721
AEP Transmission Co. LLC:
3.75%, 12/1/2047	295,000	315,656
3.80%, 6/15/2049	225,000	242,923
4.00%, 12/1/2046	512,000	563,881
Alabama Power Co.:
3.85%, 12/1/2042	69,000	73,883
4.30%, 1/2/2046	155,000	176,460
6.00%, 3/1/2039	219,000	300,615
Series 17A, 2.45%, 3/30/2022	340,000	344,216
Ameren Corp. 2.50%, 9/15/2024	340,000	341,238
Ameren Illinois Co.:
3.25%, 3/15/2050	200,000	201,910
3.70%, 12/1/2047	215,000	230,807
Appalachian Power Co. 7.00%, 4/1/2038	251,000	356,081
Arizona Public Service Co.:
2.60%, 8/15/2029 (b)	200,000	198,838
2.95%, 9/15/2027	108,000	110,485
3.15%, 5/15/2025	350,000	363,671
3.50%, 12/1/2049 (b)	200,000	202,916
3.75%, 5/15/2046	115,000	120,575
4.25%, 3/1/2049	100,000	112,999
Avangrid, Inc.:
3.15%, 12/1/2024	500,000	516,185
3.80%, 6/1/2029	216,000	229,185
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	140,000	137,547
3.50%, 8/15/2046	1,000	1,021
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	235,000	240,334
3.75%, 11/15/2023	548,000	580,979
3.80%, 7/15/2048	205,000	221,578
4.45%, 1/15/2049 (b)	140,000	166,253
4.50%, 2/1/2045 (b)	207,000	243,898
6.13%, 4/1/2036	702,000	964,457
Black Hills Corp.:
3.15%, 1/15/2027	50,000	50,375
4.20%, 9/15/2046	50,000	52,447
4.25%, 11/30/2023	263,000	278,922
4.35%, 5/1/2033	220,000	242,048

168

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	$ 150,000	$ 150,039
4.50%, 4/1/2044	100,000	119,244
Series AA, 3.00%, 2/1/2027	354,000	363,894
Series K2, 6.95%, 3/15/2033	271,000	382,091
Series Z, 2.40%, 9/1/2026	150,000	149,198
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	145,000	146,283
2.50%, 9/1/2024	100,000	100,159
2.95%, 3/1/2030	100,000	98,992
3.60%, 11/1/2021	65,000	66,728
3.85%, 2/1/2024	143,000	150,869
4.25%, 11/1/2028 (b)	220,000	238,806
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (c)	50,000	49,445
3.74%, 5/1/2026	208,000	214,652
CMS Energy Corp.:
3.45%, 8/15/2027	108,000	113,259
4.88%, 3/1/2044	435,000	518,429
Commonwealth Edison Co.:
3.65%, 6/15/2046	50,000	52,790
3.70%, 8/15/2028	45,000	49,277
4.00%, 3/1/2048	110,000	123,804
4.35%, 11/15/2045	200,000	233,696
5.90%, 3/15/2036	214,000	283,666
Series 123, 3.75%, 8/15/2047	450,000	484,393
Connecticut Light & Power Co.:
4.00%, 4/1/2048	50,000	57,568
Series A, 3.20%, 3/15/2027	150,000	157,713
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059 (b)	165,000	170,816
3.80%, 5/15/2028	100,000	109,234
3.85%, 6/15/2046	675,000	727,582
4.45%, 3/15/2044	310,000	360,446
4.50%, 12/1/2045	275,000	322,938
4.50%, 5/15/2058	95,000	110,222
Series 09-C, 5.50%, 12/1/2039	378,000	488,648
Series 12-A, 4.20%, 3/15/2042	100,000	111,596
Series 2017, 3.88%, 6/15/2047	140,000	152,305
Series A, 4.13%, 5/15/2049 (b)	210,000	239,106
Series B, 3.13%, 11/15/2027	358,000	375,109
Series C, 4.30%, 12/1/2056	185,000	207,231
Consolidated Edison, Inc. 2.00%, 5/15/2021	131,000	131,140
Consumers Energy Co.:
2.85%, 5/15/2022	218,000	222,585
3.10%, 8/15/2050 (b)	200,000	198,794
3.25%, 8/15/2046	50,000	50,387
3.75%, 2/15/2050	150,000	165,074
3.95%, 5/15/2043	100,000	111,667
Security Description	Principal Amount	Value
4.05%, 5/15/2048	$ 140,000	$ 161,276
Dayton Power & Light Co. 3.95%, 6/15/2049 (c)	125,000	127,923
Delmarva Power & Light Co. 3.50%, 11/15/2023	135,000	141,533
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038 (b)	100,000	134,071
Dominion Energy, Inc.:
2.72%, 8/15/2021 (e)	541,000	545,393
3.90%, 10/1/2025	224,000	240,979
4.25%, 6/1/2028	190,000	210,328
7.00%, 6/15/2038	625,000	866,831
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (d)	100,000	107,692
Series A, 4.60%, 3/15/2049 (b)	415,000	481,520
Series B, 5.95%, 6/15/2035 (b)	165,000	210,094
Series F, 5.25%, 8/1/2033	343,000	413,833
DTE Electric Co.:
3.65%, 3/15/2024	177,000	187,052
3.70%, 6/1/2046	100,000	108,495
3.75%, 8/15/2047	100,000	109,568
3.95%, 3/1/2049 (b)	170,000	194,409
Series A, 4.05%, 5/15/2048 (b)	120,000	139,159
DTE Energy Co.:
2.85%, 10/1/2026	570,000	573,334
2.95%, 3/1/2030	500,000	496,385
6.38%, 4/15/2033	400,000	521,624
Series B, 2.60%, 6/15/2022	270,000	272,414
Series C, 2.53%, 10/1/2024	150,000	150,420
Series C, 3.40%, 6/15/2029	92,000	94,789
Series D, 3.70%, 8/1/2023	309,000	322,089
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (b)	154,000	153,335
2.50%, 3/15/2023	70,000	71,072
2.95%, 12/1/2026	217,000	225,127
3.05%, 3/15/2023	400,000	412,712
3.20%, 8/15/2049 (b)	25,000	24,883
3.70%, 12/1/2047	350,000	377,020
3.75%, 6/1/2045	215,000	231,387
4.00%, 9/30/2042	131,000	145,639
4.25%, 12/15/2041	310,000	354,308
6.05%, 4/15/2038	150,000	205,825
Duke Energy Corp.:
1.80%, 9/1/2021	137,000	136,758
2.40%, 8/15/2022	250,000	252,312
2.65%, 9/1/2026	632,000	635,855
3.05%, 8/15/2022	315,000	322,324
3.15%, 8/15/2027	150,000	154,757
3.40%, 6/15/2029	345,000	361,343
3.55%, 9/15/2021	56,000	57,274
3.75%, 4/15/2024	438,000	464,363

169

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 9/1/2046	$ 260,000	$ 268,172
3.95%, 10/15/2023	525,000	556,484
3.95%, 8/15/2047	225,000	239,128
4.20%, 6/15/2049	480,000	530,837
4.80%, 12/15/2045	250,000	296,282
Duke Energy Florida LLC:
2.50%, 12/1/2029	294,000	293,318
3.20%, 1/15/2027	175,000	182,999
3.80%, 7/15/2028	200,000	219,260
4.20%, 7/15/2048	200,000	230,132
Duke Energy Indiana LLC:
Series WWW, 4.90%, 7/15/2043	55,000	67,682
Series YYY, 3.25%, 10/1/2049	100,000	100,595
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	150,000	163,419
3.70%, 6/15/2046	28,000	29,782
3.80%, 9/1/2023	300,000	316,851
4.30%, 2/1/2049	65,000	76,166
Duke Energy Progress LLC:
3.25%, 8/15/2025	229,000	241,824
3.45%, 3/15/2029	447,000	480,789
3.60%, 9/15/2047	254,000	266,187
4.20%, 8/15/2045	325,000	370,045
Edison International:
2.95%, 3/15/2023 (b)	277,000	277,003
3.13%, 11/15/2022	75,000	76,028
3.55%, 11/15/2024	160,000	163,674
Emera US Finance L.P. 3.55%, 6/15/2026	137,000	142,487
Enel Americas SA 4.00%, 10/25/2026 (b)	51,000	52,823
Enel Chile SA 4.88%, 6/12/2028	186,000	206,903
Enel Generacion Chile SA 4.25%, 4/15/2024 (b)	50,000	52,716
Entergy Arkansas LLC 3.50%, 4/1/2026	157,000	165,794
Entergy Louisiana LLC:
3.12%, 9/1/2027	125,000	129,764
4.00%, 3/15/2033	232,000	261,374
4.20%, 4/1/2050	100,000	115,702
4.95%, 1/15/2045	157,000	169,483
Entergy Mississippi LLC:
2.85%, 6/1/2028	595,000	607,293
3.85%, 6/1/2049	250,000	272,812
Entergy Texas, Inc.:
3.55%, 9/30/2049	205,000	209,596
4.00%, 3/30/2029	100,000	110,079
4.50%, 3/30/2039	300,000	346,263
Evergy, Inc.:
2.90%, 9/15/2029	272,000	270,716
4.85%, 6/1/2021	120,000	123,775
Eversource Energy:
2.80%, 5/1/2023	116,000	117,766
Security Description	Principal Amount	Value
Series K, 2.75%, 3/15/2022	$ 100,000	$ 101,441
Series M, 3.30%, 1/15/2028	500,000	516,745
Series O, 4.25%, 4/1/2029	75,000	83,297
Exelon Corp.:
2.45%, 4/15/2021	155,000	155,699
3.50%, 6/1/2022	737,000	756,538
4.45%, 4/15/2046	313,000	351,803
5.10%, 6/15/2045	423,000	506,048
Exelon Generation Co. LLC:
3.40%, 3/15/2022	100,000	102,473
4.25%, 6/15/2022	522,000	545,991
5.60%, 6/15/2042	965,000	1,083,965
6.25%, 10/1/2039	140,000	168,203
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	332,000	355,379
Series C, 4.85%, 7/15/2047 (b)	148,000	174,761
Series C, 7.38%, 11/15/2031	485,000	683,932
Florida Power & Light Co.:
3.13%, 12/1/2025	100,000	105,177
3.95%, 3/1/2048	345,000	393,252
3.99%, 3/1/2049	429,000	494,045
4.05%, 10/1/2044	160,000	184,150
5.69%, 3/1/2040	150,000	203,406
5.96%, 4/1/2039	100,000	140,706
Georgia Power Co.:
2.40%, 4/1/2021	100,000	100,398
Series A, 2.20%, 9/15/2024	150,000	149,922
Series B, 2.65%, 9/15/2029	150,000	148,019
Gulf Power Co. Series A, 3.30%, 5/30/2027	300,000	313,860
Iberdrola International B.V. 6.75%, 7/15/2036	275,000	384,026
Indiana Michigan Power Co.:
3.85%, 5/15/2028	125,000	135,943
4.25%, 8/15/2048	36,000	41,010
Series K, 4.55%, 3/15/2046	306,000	358,399
Interstate Power & Light Co.:
3.50%, 9/30/2049	200,000	195,506
3.60%, 4/1/2029	384,000	408,837
3.70%, 9/15/2046	85,000	86,363
ITC Holdings Corp.:
2.70%, 11/15/2022	164,000	166,132
3.25%, 6/30/2026	115,000	118,287
3.35%, 11/15/2027	132,000	137,380
3.65%, 6/15/2024	25,000	26,137
Kansas City Power & Light Co.:
4.20%, 6/15/2047	115,000	132,658
4.20%, 3/15/2048	100,000	114,783
Kentucky Utilities Co. 4.38%, 10/1/2045	80,000	92,322
Louisville Gas & Electric Co. 4.25%, 4/1/2049	65,000	74,810
MidAmerican Energy Co.:
3.10%, 5/1/2027	300,000	313,035
3.50%, 10/15/2024	226,000	239,962

170

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 5/1/2046	$ 225,000	$ 262,336
4.80%, 9/15/2043	150,000	184,310
6.75%, 12/30/2031	73,000	102,008
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	266,000	284,897
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	360,000	370,940
3.70%, 3/15/2029	230,000	250,624
4.30%, 3/15/2049	265,000	314,968
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	295,000	306,664
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (b) (d)	215,000	233,737
Series C, 8.00%, 3/1/2032	110,000	164,974
Series MTN, 2.30%, 9/15/2022	175,000	176,547
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	662,000	714,960
Series N, 6.65%, 4/1/2036	110,000	153,000
Series R, 6.75%, 7/1/2037	15,000	21,201
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/1/2021	582,000	586,318
2.75%, 11/1/2029 (b)	320,000	321,085
2.80%, 1/15/2023	150,000	152,487
2.90%, 4/1/2022	333,000	339,890
3.15%, 4/1/2024	234,000	242,555
3.20%, 2/25/2022	100,000	102,272
3.50%, 4/1/2029 (b)	238,000	252,270
3.55%, 5/1/2027	267,000	283,519
4.50%, 6/1/2021	172,000	177,151
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (d)	380,000	392,453
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (d)	124,000	137,688
Northern States Power Co.:
2.15%, 8/15/2022	165,000	165,957
2.90%, 3/1/2050	290,000	276,912
6.25%, 6/1/2036	180,000	249,440
NorthWestern Corp. 4.18%, 11/15/2044	250,000	278,070
NSTAR Electric Co.:
3.20%, 5/15/2027	280,000	293,283
3.25%, 5/15/2029 (b)	344,000	362,617
4.40%, 3/1/2044	100,000	115,589
Oglethorpe Power Corp.:
5.05%, 10/1/2048	275,000	323,128
5.95%, 11/1/2039	450,000	557,955
Ohio Power Co.:
4.00%, 6/1/2049	45,000	50,835
Security Description	Principal Amount	Value
4.15%, 4/1/2048 (b)	$ 100,000	$ 114,888
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	450,000	494,244
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	400,000	409,392
3.10%, 9/15/2049	200,000	196,654
3.70%, 11/15/2028	357,000	389,473
3.80%, 9/30/2047	120,000	132,017
3.80%, 6/1/2049	100,000	109,280
4.10%, 11/15/2048	150,000	172,845
5.25%, 9/30/2040	200,000	254,752
5.30%, 6/1/2042	115,000	149,906
7.00%, 9/1/2022	350,000	394,880
7.00%, 5/1/2032	210,000	299,061
PacifiCorp:
3.85%, 6/15/2021	390,000	399,524
4.10%, 2/1/2042	55,000	61,299
4.13%, 1/15/2049	250,000	285,195
4.15%, 2/15/2050	100,000	114,895
6.00%, 1/15/2039	25,000	34,680
6.25%, 10/15/2037	220,000	307,833
6.35%, 7/15/2038	180,000	249,871
PECO Energy Co.:
3.70%, 9/15/2047	100,000	107,683
3.90%, 3/1/2048	385,000	428,212
4.15%, 10/1/2044	100,000	113,990
PNM Resources, Inc. 3.25%, 3/9/2021	100,000	101,283
Potomac Electric Power Co. 3.60%, 3/15/2024	147,000	155,017
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	400,000	407,404
4.00%, 9/15/2047	140,000	143,080
4.20%, 6/15/2022	206,000	214,889
4.70%, 6/1/2043	80,000	89,310
5.00%, 3/15/2044	205,000	236,845
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	66,410
4.13%, 6/15/2044	215,000	240,570
4.15%, 10/1/2045	100,000	113,142
6.25%, 5/15/2039	265,000	370,441
Progress Energy, Inc. 7.75%, 3/1/2031	328,000	459,380
Public Service Co. of Colorado:
3.70%, 6/15/2028	340,000	370,699
3.80%, 6/15/2047	100,000	109,667
4.05%, 9/15/2049	340,000	390,038
4.10%, 6/15/2048	85,000	97,800
Series 34, 3.20%, 3/1/2050	155,000	155,219
Public Service Co. of New Hampshire 3.60%, 7/1/2049	100,000	106,629
Public Service Electric & Gas Co.:

171

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 1.90%, 3/15/2021	$ 25,000	$ 25,034
Series MTN, 2.25%, 9/15/2026	246,000	244,123
Series MTN, 2.38%, 5/15/2023	100,000	101,309
Series MTN, 3.20%, 5/15/2029	200,000	211,340
Series MTN, 3.20%, 8/1/2049	170,000	171,445
Series MTN, 3.60%, 12/1/2047	450,000	482,238
Series MTN, 3.70%, 5/1/2028	175,000	190,341
Series MTN, 3.80%, 3/1/2046	295,000	325,338
Series MTN, 3.95%, 5/1/2042	40,000	44,441
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	150,000	152,327
2.88%, 6/15/2024	330,000	337,260
Puget Energy, Inc.:
5.63%, 7/15/2022	373,000	400,542
6.00%, 9/1/2021	100,000	106,273
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	269,000	267,039
5.64%, 4/15/2041 (b)	106,000	138,494
5.76%, 10/1/2039	200,000	265,866
5.80%, 3/15/2040	185,000	247,326
6.27%, 3/15/2037	136,000	184,816
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	446,000	490,912
Series RRR, 3.75%, 6/1/2047	140,000	144,395
Series TTT, 4.10%, 6/15/2049 (b)	100,000	109,875
Sempra Energy:
2.90%, 2/1/2023	535,000	545,299
3.40%, 2/1/2028 (b)	179,000	185,752
3.55%, 6/15/2024	270,000	282,620
3.75%, 11/15/2025	50,000	52,853
3.80%, 2/1/2038	167,000	174,408
4.00%, 2/1/2048	293,000	306,818
4.05%, 12/1/2023	562,000	598,597
6.00%, 10/15/2039	205,000	268,283
Sierra Pacific Power Co. 2.60%, 5/1/2026	210,000	211,354
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	300,000	357,069
5.45%, 2/1/2041	170,000	220,305
Southern California Edison Co.:
3.88%, 6/1/2021	70,000	71,520
4.65%, 10/1/2043	265,000	299,363
5.50%, 3/15/2040	450,000	552,213
5.63%, 2/1/2036	200,000	241,288
6.00%, 1/15/2034	100,000	125,052
Series 05-E, 5.35%, 7/15/2035	190,000	224,215
Security Description	Principal Amount	Value
Series 06-E, 5.55%, 1/15/2037 (b)	$ 100,000	$ 121,146
Series 13-A, 3.90%, 3/15/2043	460,000	469,223
Series A, 2.90%, 3/1/2021	541,000	545,701
Series A, 4.20%, 3/1/2029	100,000	110,164
Series B, 3.65%, 3/1/2028 (b)	225,000	240,172
Series B, 4.88%, 3/1/2049	300,000	354,879
Series D, 3.40%, 6/1/2023	295,000	304,629
Southern Co.:
2.95%, 7/1/2023	717,000	735,362
3.25%, 7/1/2026	464,000	481,734
4.25%, 7/1/2036	1,376,000	1,483,796
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (b) (d)	225,000	236,335
Southern Power Co.:
4.15%, 12/1/2025	114,000	123,607
5.25%, 7/15/2043	200,000	227,556
Series E, 2.50%, 12/15/2021	79,000	79,697
Southwestern Electric Power Co.:
6.20%, 3/15/2040	260,000	343,642
Series J, 3.90%, 4/1/2045	235,000	243,758
Series K, 2.75%, 10/1/2026	256,000	255,337
Series L, 3.85%, 2/1/2048	660,000	682,394
Southwestern Public Service Co.:
3.40%, 8/15/2046	150,000	150,921
3.75%, 6/15/2049	350,000	372,662
6.00%, 10/1/2036	50,000	63,149
Series 6, 4.40%, 11/15/2048	200,000	234,232
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	81,934
4.30%, 6/15/2048	325,000	375,827
Tucson Electric Power Co. 4.85%, 12/1/2048	200,000	244,164
Union Electric Co.:
2.95%, 6/15/2027	205,000	211,353
3.25%, 10/1/2049	350,000	347,532
3.50%, 3/15/2029	300,000	322,548
3.65%, 4/15/2045	60,000	63,360
4.00%, 4/1/2048	200,000	223,320
Virginia Electric & Power Co.:
2.95%, 1/15/2022	200,000	203,534
3.30%, 12/1/2049	250,000	254,270
Series A, 2.88%, 7/15/2029	55,000	56,088
Series A, 3.15%, 1/15/2026	431,000	449,628
Series B, 2.95%, 11/15/2026 (b)	150,000	154,800
Series B, 4.20%, 5/15/2045 (b)	150,000	170,457
Series C, 2.75%, 3/15/2023	270,000	275,999
Series C, 4.00%, 11/15/2046	110,000	121,694
WEC Energy Group, Inc.:
3.10%, 3/8/2022	90,000	91,819
3.38%, 6/15/2021	222,000	226,442
Westar Energy, Inc.:

172

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.10%, 4/1/2027	$ 250,000	$ 258,360
3.25%, 9/1/2049	200,000	196,832
4.10%, 4/1/2043	100,000	111,309
4.25%, 12/1/2045	175,000	201,143
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	400,000	400,424
2.95%, 9/15/2021	250,000	252,865
5.70%, 12/1/2036	100,000	131,627
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	133,000	136,939
3.05%, 10/15/2027	200,000	206,836
6.38%, 8/15/2037	140,000	191,800
Xcel Energy, Inc.:
2.40%, 3/15/2021	151,000	151,784
2.60%, 12/1/2029	200,000	197,852
3.50%, 12/1/2049	200,000	203,288
4.00%, 6/15/2028 (b)	109,000	119,268
		90,083,971
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Hubbell, Inc. 3.15%, 8/15/2027	150,000	151,614
ELECTRONICS — 0.1%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	100,000	99,462
3.05%, 9/22/2026	200,000	204,434
Allegion PLC 3.50%, 10/1/2029	100,000	102,245
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	192,000	199,621
Amphenol Corp.:
2.80%, 2/15/2030	200,000	198,670
3.20%, 4/1/2024	100,000	103,875
4.35%, 6/1/2029 (b)	266,000	297,843
Arrow Electronics, Inc.:
3.50%, 4/1/2022	126,000	129,006
3.88%, 1/12/2028	137,000	140,525
Avnet, Inc. 4.88%, 12/1/2022	136,000	144,235
Flex, Ltd.:
4.75%, 6/15/2025	50,000	54,262
4.88%, 6/15/2029	350,000	378,875
FLIR Systems, Inc. 3.13%, 6/15/2021	233,000	234,661
Fortive Corp.:
2.35%, 6/15/2021	50,000	50,135
3.15%, 6/15/2026	258,000	264,192
Honeywell International, Inc.:
1.85%, 11/1/2021	430,000	430,757
2.15%, 8/8/2022	95,000	95,868
2.30%, 8/15/2024	200,000	202,664
2.50%, 11/1/2026 (b)	350,000	356,048
2.70%, 8/15/2029	126,000	129,205
3.81%, 11/21/2047	150,000	170,598
Security Description	Principal Amount	Value
4.25%, 3/1/2021 (b)	$ 71,000	$ 73,050
Jabil, Inc. 3.95%, 1/12/2028	202,000	207,375
Keysight Technologies, Inc. 3.00%, 10/30/2029	250,000	251,228
PerkinElmer, Inc. 3.30%, 9/15/2029	163,000	167,124
Tech Data Corp.:
3.70%, 2/15/2022	258,000	264,228
4.95%, 2/15/2027 (b)	197,000	203,290
Trimble, Inc.:
4.15%, 6/15/2023	250,000	263,145
4.75%, 12/1/2024	230,000	249,394
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	297,780
3.70%, 2/15/2026	148,000	156,338
		6,120,133
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 4.25%, 9/15/2028 (b)	100,000	101,588
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.50%, 8/15/2024	165,000	167,054
2.90%, 7/1/2026	166,000	169,881
3.20%, 3/15/2025	125,000	130,164
3.38%, 11/15/2027	294,000	311,652
3.55%, 6/1/2022	300,000	309,849
4.75%, 5/15/2023	216,000	233,176
Waste Connections, Inc.:
3.50%, 5/1/2029	150,000	158,904
4.25%, 12/1/2028	305,000	340,231
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	101,004
2.90%, 9/15/2022	141,000	144,305
2.95%, 6/15/2024	45,000	46,497
3.20%, 6/15/2026	121,000	126,710
3.45%, 6/15/2029	109,000	116,464
3.50%, 5/15/2024	150,000	158,067
3.90%, 3/1/2035	250,000	275,643
4.00%, 7/15/2039	605,000	673,631
4.10%, 3/1/2045	200,000	227,272
4.15%, 7/15/2049	230,000	262,883
4.60%, 3/1/2021	100,000	102,612
		4,055,999
FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021	131,000	132,945
3.30%, 3/19/2025	208,000	215,174
3.65%, 3/15/2023	100,000	104,168
3.80%, 8/2/2042	60,000	58,823
3.95%, 3/15/2025	100,000	106,650

173

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 4/15/2021	$ 236,000	$ 243,226
4.80%, 3/15/2048 (b)	390,000	452,431
Conagra Brands, Inc.:
3.20%, 1/25/2023	100,000	102,946
3.80%, 10/22/2021	386,000	398,140
4.60%, 11/1/2025	2,000	2,210
4.85%, 11/1/2028 (b)	238,000	272,736
5.40%, 11/1/2048	355,000	434,275
7.00%, 10/1/2028	350,000	441,490
8.25%, 9/15/2030	100,000	139,572
Flowers Foods, Inc.:
3.50%, 10/1/2026 (b)	306,000	313,647
4.38%, 4/1/2022	100,000	104,032
General Mills, Inc.:
3.20%, 4/16/2021	333,000	338,461
3.20%, 2/10/2027	100,000	105,138
3.70%, 10/17/2023	260,000	273,801
4.00%, 4/17/2025	604,000	653,075
4.20%, 4/17/2028	179,000	199,368
4.55%, 4/17/2038	300,000	347,790
Hershey Co 3.13%, 11/15/2049	150,000	149,142
Hershey Co.:
2.05%, 11/15/2024	100,000	100,236
2.30%, 8/15/2026	61,000	61,653
2.45%, 11/15/2029	50,000	50,351
3.38%, 8/15/2046	50,000	51,512
JM Smucker Co.:
3.38%, 12/15/2027 (b)	295,000	307,673
3.50%, 3/15/2025	267,000	281,132
4.25%, 3/15/2035	255,000	276,504
4.38%, 3/15/2045	25,000	27,375
Kellogg Co.:
3.13%, 5/17/2022 (b)	100,000	102,205
3.25%, 4/1/2026	286,000	297,291
3.40%, 11/15/2027	713,000	746,789
4.30%, 5/15/2028 (b)	273,000	303,300
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	181,000	223,166
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	415,000	414,407
3.75%, 4/1/2030 (c)	60,000	61,847
3.95%, 7/15/2025 (b)	473,000	498,949
4.38%, 6/1/2046	610,000	601,161
4.63%, 10/1/2039 (b) (c)	60,000	62,489
4.88%, 10/1/2049 (c)	200,000	210,636
5.00%, 7/15/2035 (b)	556,000	618,478
5.00%, 6/4/2042	667,000	714,224
5.20%, 7/15/2045	647,000	704,965
6.50%, 2/9/2040	130,000	157,824
Kroger Co.:
2.60%, 2/1/2021	162,000	163,008
2.65%, 10/15/2026 (b)	248,000	249,153
3.70%, 8/1/2027	78,000	83,366
3.88%, 10/15/2046	350,000	341,425
Security Description	Principal Amount	Value
4.45%, 2/1/2047	$ 403,000	$ 427,768
4.65%, 1/15/2048 (b)	260,000	284,268
5.40%, 7/15/2040	165,000	191,613
5.40%, 1/15/2049 (b)	169,000	205,734
6.90%, 4/15/2038	246,000	327,436
McCormick & Co., Inc.:
3.40%, 8/15/2027	350,000	365,368
4.20%, 8/15/2047	150,000	165,407
Mondelez International, Inc.:
3.63%, 2/13/2026	237,000	252,886
4.63%, 5/7/2048	276,000	320,315
Sysco Corp.:
2.50%, 7/15/2021	247,000	249,062
3.25%, 7/15/2027	600,000	628,092
3.75%, 10/1/2025	290,000	311,646
4.50%, 4/1/2046	100,000	114,950
Tyson Foods, Inc.:
2.25%, 8/23/2021	720,000	723,154
3.90%, 9/28/2023	225,000	238,259
4.00%, 3/1/2026	167,000	180,816
4.35%, 3/1/2029	113,000	127,814
4.50%, 6/15/2022	320,000	337,011
4.55%, 6/2/2047	225,000	257,827
4.88%, 8/15/2034	140,000	167,590
5.15%, 8/15/2044	507,000	617,394
		19,794,769
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	721,000	728,664
4.50%, 8/1/2024 (b)	250,000	262,805
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (b)	293,000	303,243
5.25%, 5/12/2024	388,000	420,037
5.50%, 1/17/2027 (b)	524,000	574,016
International Paper Co.:
3.00%, 2/15/2027 (b)	228,000	235,214
3.80%, 1/15/2026	331,000	353,280
4.40%, 8/15/2047	262,000	280,385
5.15%, 5/15/2046	335,000	385,156
6.00%, 11/15/2041	67,000	83,560
Suzano Austria GmbH:
5.00%, 1/15/2030	550,000	579,282
6.00%, 1/15/2029	573,000	647,696
		4,853,338
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027 (b)	345,000	357,489
3.38%, 9/15/2049 (b)	105,000	106,561
4.13%, 10/15/2044	167,000	189,183
4.13%, 3/15/2049	80,000	92,057
4.15%, 1/15/2043	155,000	174,527

174

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	$ 200,000	$ 206,968
Dominion Energy Gas Holdings LLC:
4.80%, 11/1/2043	200,000	227,350
Series A, 2.50%, 11/15/2024	165,000	165,975
Series B, 3.00%, 11/15/2029	145,000	144,582
Series C, 3.90%, 11/15/2049 (b)	125,000	124,775
National Fuel Gas Co.:
3.75%, 3/1/2023	157,000	161,608
4.75%, 9/1/2028	400,000	427,064
5.20%, 7/15/2025	50,000	54,822
NiSource, Inc.:
2.65%, 11/17/2022	212,000	214,771
3.49%, 5/15/2027 (b)	213,000	223,942
3.65%, 6/15/2023	148,000	153,979
3.95%, 3/30/2048 (b)	319,000	334,277
4.38%, 5/15/2047	381,000	423,127
4.80%, 2/15/2044	521,000	603,808
ONE Gas, Inc. 4.50%, 11/1/2048	180,000	215,550
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	366,000	391,507
3.64%, 11/1/2046	100,000	99,123
Southern California Gas Co. Series WW, 3.95%, 2/15/2050	201,000	219,247
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	265,000	266,969
5.88%, 3/15/2041	125,000	158,457
Southwest Gas Corp.:
3.70%, 4/1/2028	250,000	267,120
3.80%, 9/29/2046	110,000	112,356
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	175,000	178,880
Series MTN, 3.65%, 9/15/2049	200,000	200,710
		6,496,784
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	327,000	348,052
Snap-on, Inc. 4.10%, 3/1/2048	275,000	311,074
Stanley Black & Decker, Inc.:
3.40%, 12/1/2021	210,000	214,916
3.40%, 3/1/2026	318,000	335,490
4.25%, 11/15/2028 (b)	150,000	169,079
		1,378,611
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
2.95%, 3/15/2025	300,000	311,625
3.40%, 11/30/2023	290,000	305,367
Security Description	Principal Amount	Value
3.75%, 11/30/2026	$ 316,000	$ 345,410
3.88%, 9/15/2025	40,000	43,547
4.75%, 11/30/2036	621,000	773,605
6.00%, 4/1/2039	275,000	384,400
Baxter International, Inc.:
2.60%, 8/15/2026	266,000	267,998
3.50%, 8/15/2046	155,000	151,072
Boston Scientific Corp.:
3.75%, 3/1/2026	613,000	657,541
4.00%, 3/1/2029	740,000	819,136
4.55%, 3/1/2039	420,000	493,366
7.00%, 11/15/2035	100,000	140,138
Danaher Corp.:
3.35%, 9/15/2025 (b)	65,000	69,121
4.38%, 9/15/2045	160,000	188,142
DH Europe Finance II Sarl:
2.05%, 11/15/2022	595,000	596,267
2.20%, 11/15/2024	200,000	200,396
2.60%, 11/15/2029	125,000	124,775
3.25%, 11/15/2039	200,000	202,464
3.40%, 11/15/2049	200,000	205,034
Edwards Lifesciences Corp. 4.30%, 6/15/2028	200,000	222,428
Koninklijke Philips NV:
5.00%, 3/15/2042	624,000	754,996
6.88%, 3/11/2038	100,000	143,023
Medtronic Global Holdings SCA 3.35%, 4/1/2027	200,000	213,122
Medtronic, Inc.:
2.75%, 4/1/2023	238,000	243,745
3.15%, 3/15/2022	331,000	340,506
3.50%, 3/15/2025	624,000	668,610
4.63%, 3/15/2045	984,000	1,236,534
Stryker Corp.:
3.38%, 11/1/2025	75,000	79,391
3.50%, 3/15/2026	209,000	222,681
3.65%, 3/7/2028	201,000	216,344
4.10%, 4/1/2043	435,000	474,611
4.63%, 3/15/2046	240,000	288,955
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	500,000	495,410
2.95%, 9/19/2026	412,000	424,035
3.00%, 4/15/2023	179,000	183,826
3.20%, 8/15/2027	265,000	277,349
5.30%, 2/1/2044	125,000	159,114
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	475,000	501,125
3.70%, 3/19/2023	300,000	312,402
4.45%, 8/15/2045	265,000	280,047
		14,017,658
HEALTH CARE SERVICES — 0.6%
Adventist Health System:
2.95%, 3/1/2029	100,000	99,073
3.63%, 3/1/2049	60,000	58,670

175

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049 (b)	$ 150,000	$ 150,096
4.27%, 8/15/2048	30,000	34,167
Aetna, Inc.:
2.75%, 11/15/2022	367,000	372,923
2.80%, 6/15/2023	470,000	477,750
3.88%, 8/15/2047	330,000	334,445
4.13%, 11/15/2042	500,000	510,855
4.75%, 3/15/2044	265,000	294,200
6.63%, 6/15/2036	156,000	211,694
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	30,939
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	213,496
Anthem, Inc.:
2.88%, 9/15/2029	428,000	427,662
2.95%, 12/1/2022	145,000	148,497
3.13%, 5/15/2022	300,000	307,623
3.30%, 1/15/2023	375,000	387,881
3.50%, 8/15/2024	429,000	449,794
3.65%, 12/1/2027	535,000	566,356
4.10%, 3/1/2028	505,000	548,980
4.55%, 3/1/2048	160,000	180,845
4.63%, 5/15/2042	236,000	265,285
4.65%, 1/15/2043	288,000	325,768
4.65%, 8/15/2044	165,000	185,952
Ascension Health:
3.95%, 11/15/2046	279,000	312,642
Series B, 2.53%, 11/15/2029	145,000	143,034
Series B, 3.11%, 11/15/2039	85,000	83,475
Baylor Scott & White Holdings 4.19%, 11/15/2045	365,000	408,453
Children's Hospital Medical Center 4.27%, 5/15/2044	200,000	226,892
Cigna Holding Co. 5.38%, 2/15/2042	125,000	141,218
CommonSpirit Health:
2.76%, 10/1/2024	30,000	30,300
3.35%, 10/1/2029	726,000	732,788
3.82%, 10/1/2049	65,000	63,720
4.19%, 10/1/2049	140,000	140,746
4.35%, 11/1/2042	175,000	178,775
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	109,878
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	45,092
4.50%, 7/1/2057	300,000	350,106
HCA, Inc.:
4.13%, 6/15/2029	289,000	306,979
4.50%, 2/15/2027	247,000	266,854
4.75%, 5/1/2023	1,108,000	1,186,856
5.00%, 3/15/2024 (b)	310,000	339,022
Security Description	Principal Amount	Value
5.13%, 6/15/2039	$ 100,000	$ 110,593
5.25%, 6/15/2026	282,000	316,156
5.25%, 6/15/2049	410,000	458,794
5.50%, 6/15/2047	255,000	294,130
Humana, Inc.:
3.13%, 8/15/2029	100,000	101,905
3.15%, 12/1/2022	312,000	320,374
3.85%, 10/1/2024	110,000	117,109
3.95%, 8/15/2049	145,000	151,612
4.63%, 12/1/2042	405,000	446,010
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	150,000	168,287
Johns Hopkins Health System Corp. 3.84%, 5/15/2046 (b)	35,000	38,623
Kaiser Foundation Hospitals:
3.15%, 5/1/2027 (b)	209,000	218,144
4.15%, 5/1/2047	162,000	185,330
Series 2019, 3.27%, 11/1/2049	265,000	266,065
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	250,000	249,248
2.95%, 12/1/2029	250,000	251,210
3.25%, 9/1/2024	265,000	275,160
4.70%, 2/1/2045	215,000	241,075
Mayo Clinic Series 2016, 4.13%, 11/15/2052	173,000	196,405
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	340,000	388,579
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	264,000	307,135
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	155,000	174,229
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	51,548
New York and Presbyterian Hospital:
4.02%, 8/1/2045	155,000	172,066
Series 2019, 3.95%, 8/1/2119	210,000	209,981
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	152,000	153,208
3.98%, 11/1/2046	160,000	164,330
NYU Langone Hospitals:
4.37%, 7/1/2047	65,000	73,900
4.78%, 7/1/2044	50,000	59,183
Orlando Health Obligated Group 4.09%, 10/1/2048	250,000	273,175
Partners Healthcare System, Inc. Series 2017, 3.77%, 7/1/2048	20,000	20,881

176

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	$ 100,000	$ 124,663
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	195,000	191,591
Series A, 3.93%, 10/1/2048	70,000	75,358
Series H, 2.75%, 10/1/2026	55,000	56,344
Series I, 3.74%, 10/1/2047	50,000	50,973
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	90,000	90,182
3.45%, 6/1/2026	207,000	217,865
4.20%, 6/30/2029 (b)	362,000	399,344
4.70%, 4/1/2021	250,000	258,230
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	100,000	98,289
3.95%, 7/1/2046	190,000	202,424
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	100,151
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	190,000	197,554
Stanford Health Care Series 2018, 3.80%, 11/15/2048	465,000	503,432
Sutter Health:
Series 2018, 3.70%, 8/15/2028	175,000	186,748
Series 2018, 4.09%, 8/15/2048	100,000	110,222
Toledo Hospital 5.75%, 11/15/2038 (f)	321,000	369,176
Trinity Health Corp.:
4.13%, 12/1/2045	25,000	27,428
Series 2019, 3.43%, 12/1/2048	35,000	34,829
UnitedHealth Group, Inc.:
2.13%, 3/15/2021	143,000	143,428
2.38%, 10/15/2022	146,000	147,748
2.38%, 8/15/2024	151,000	152,907
2.88%, 8/15/2029	286,000	294,288
2.95%, 10/15/2027	289,000	299,499
3.10%, 3/15/2026	287,000	300,024
3.15%, 6/15/2021	250,000	254,558
3.35%, 7/15/2022	477,000	493,685
3.38%, 4/15/2027	419,000	446,352
3.45%, 1/15/2027	113,000	121,110
3.50%, 8/15/2039	625,000	657,850
3.70%, 12/15/2025	240,000	259,255
3.70%, 8/15/2049	235,000	252,256
3.75%, 7/15/2025	1,395,000	1,506,628
3.75%, 10/15/2047	130,000	139,308
3.85%, 6/15/2028	273,000	300,461
3.88%, 12/15/2028	237,000	261,857
3.88%, 8/15/2059	215,000	232,632
3.95%, 10/15/2042	180,000	197,653
Security Description	Principal Amount	Value
4.20%, 1/15/2047	$ 213,000	$ 244,820
4.25%, 4/15/2047	340,000	390,490
4.45%, 12/15/2048	265,000	316,659
4.63%, 7/15/2035	240,000	291,242
5.95%, 2/15/2041	125,000	169,345
6.88%, 2/15/2038	384,000	568,835
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	305,000	365,909
		30,207,828
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.50%, 10/15/2024	200,000	200,016
4.75%, 2/15/2023	140,000	149,325
		349,341
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	408,000	420,807
4.40%, 3/15/2029	112,000	122,545
Whirlpool Corp.:
3.70%, 5/1/2025 (b)	200,000	211,380
4.00%, 3/1/2024	160,000	169,496
4.75%, 2/26/2029	400,000	446,704
		1,370,932
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp. 4.88%, 12/6/2028 (b)	146,000	166,545
Church & Dwight Co., Inc. 3.95%, 8/1/2047	200,000	218,198
Clorox Co.:
3.50%, 12/15/2024	116,000	123,526
3.90%, 5/15/2028	200,000	220,756
Kimberly-Clark Corp.:
2.40%, 3/1/2022	100,000	101,155
2.75%, 2/15/2026	50,000	51,529
3.05%, 8/15/2025	200,000	210,732
3.20%, 4/25/2029 (b)	255,000	271,514
3.95%, 11/1/2028	55,000	61,413
6.63%, 8/1/2037	246,000	362,306
		1,787,674
INSURANCE — 0.9%
ACE Capital Trust II 9.70%, 4/1/2030	90,000	135,635
Aflac, Inc.:
3.63%, 11/15/2024	250,000	267,345
4.75%, 1/15/2049	255,000	311,011
Alleghany Corp.:
4.90%, 9/15/2044	150,000	173,382
4.95%, 6/27/2022	50,000	53,354
Allstate Corp.:
3.28%, 12/15/2026	250,000	264,207

177

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.85%, 8/10/2049	$ 225,000	$ 251,361
4.20%, 12/15/2046	140,000	163,381
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	350,000	434,763
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	250,000	269,132
American Financial Group, Inc.:
3.50%, 8/15/2026	85,000	87,680
4.50%, 6/15/2047	185,000	201,363
American International Group, Inc.:
3.30%, 3/1/2021	541,000	548,866
3.75%, 7/10/2025	259,000	277,304
3.88%, 1/15/2035	364,000	386,812
4.13%, 2/15/2024	260,000	279,544
4.25%, 3/15/2029 (b)	100,000	111,326
4.38%, 1/15/2055	175,000	192,451
4.50%, 7/16/2044	160,000	184,523
4.70%, 7/10/2035	179,000	207,230
4.75%, 4/1/2048 (b)	100,000	120,951
4.88%, 6/1/2022	392,000	418,527
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (d)	210,000	287,803
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (d)	500,000	548,965
Aon Corp.:
2.20%, 11/15/2022	90,000	90,590
3.75%, 5/2/2029	110,000	117,756
4.50%, 12/15/2028	326,000	367,536
6.25%, 9/30/2040	163,000	221,150
8.21%, 1/1/2027 (b)	250,000	319,815
Aon PLC:
3.50%, 6/14/2024	150,000	157,220
4.00%, 11/27/2023	105,000	110,989
4.60%, 6/14/2044	100,000	115,899
Arch Capital Finance LLC 4.01%, 12/15/2026	130,000	143,521
Arch Capital Group US, Inc. 5.14%, 11/1/2043	215,000	263,386
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	415,000	446,980
Assurant, Inc.:
3.70%, 2/22/2030	100,000	101,593
4.00%, 3/15/2023	100,000	104,296
4.20%, 9/27/2023	125,000	131,308
4.90%, 3/27/2028	218,000	239,115
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	344,000	360,942
4.35%, 4/20/2028	313,000	338,675
5.00%, 4/20/2048	472,000	507,872
7.00%, 4/1/2028	114,000	139,814
Security Description	Principal Amount	Value
AXA SA 8.60%, 12/15/2030	$ 191,000	$ 278,488
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	112,000	117,935
5 year CMT + 3.19%, 4.90%, 1/15/2040 (d)	100,000	101,951
AXIS Specialty Finance PLC 4.00%, 12/6/2027 (b)	149,000	159,996
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/2022	139,000	142,918
4.20%, 8/15/2048	608,000	717,458
4.25%, 1/15/2021	449,000	460,503
4.25%, 1/15/2049	815,000	969,605
4.40%, 5/15/2042	644,000	762,322
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	513,000	527,256
3.13%, 3/15/2026	494,000	521,704
3.75%, 8/15/2021	112,000	115,730
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	287,000	286,171
4.70%, 6/22/2047	455,000	421,180
Brown & Brown, Inc. 4.50%, 3/15/2029	235,000	258,925
Chubb Corp. 6.00%, 5/11/2037	293,000	406,872
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	359,000	366,191
2.88%, 11/3/2022	200,000	205,168
3.15%, 3/15/2025	224,000	235,722
3.35%, 5/15/2024	150,000	158,112
3.35%, 5/3/2026	438,000	466,085
Cincinnati Financial Corp. 6.13%, 11/1/2034	100,000	136,781
CNA Financial Corp.:
3.45%, 8/15/2027	335,000	348,430
4.50%, 3/1/2026	205,000	225,201
Enstar Group, Ltd. 4.95%, 6/1/2029 (b)	356,000	382,896
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	120,000	134,503
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	481,000	523,900
Fidelity National Financial, Inc.:
4.50%, 8/15/2028	226,000	246,128
5.50%, 9/1/2022	245,000	265,222
Globe Life, Inc. 4.55%, 9/15/2028	300,000	334,500
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	54,248
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	1,180,000	1,195,411
4.40%, 3/15/2048 (b)	62,000	71,558

178

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Kemper Corp. 4.35%, 2/15/2025	$ 70,000	$ 74,481
Lincoln National Corp.:
3.63%, 12/12/2026	260,000	274,693
3.80%, 3/1/2028 (b)	170,000	181,273
4.00%, 9/1/2023	199,000	211,923
4.35%, 3/1/2048	280,000	308,274
Loews Corp.:
3.75%, 4/1/2026	205,000	219,912
4.13%, 5/15/2043	250,000	275,442
Manulife Financial Corp.:
4.15%, 3/4/2026	247,000	271,707
5.38%, 3/4/2046 (b)	55,000	73,087
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (b) (d)	224,000	231,909
Markel Corp.:
3.35%, 9/17/2029	450,000	461,322
3.50%, 11/1/2027	159,000	164,525
4.30%, 11/1/2047	125,000	130,031
5.00%, 4/5/2046	200,000	231,832
5.00%, 5/20/2049	65,000	75,653
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	164,000	166,693
3.30%, 3/14/2023	100,000	103,250
3.50%, 6/3/2024	450,000	472,234
3.50%, 3/10/2025	235,000	248,242
3.75%, 3/14/2026	184,000	197,246
4.20%, 3/1/2048	115,000	130,270
4.35%, 1/30/2047	255,000	294,765
4.80%, 7/15/2021	189,000	196,029
4.90%, 3/15/2049	115,000	145,792
Mercury General Corp. 4.40%, 3/15/2027	190,000	200,005
MetLife, Inc.:
3.60%, 4/10/2024 (b)	148,000	158,126
3.60%, 11/13/2025	188,000	202,250
4.72%, 12/15/2044	790,000	961,564
4.88%, 11/13/2043	120,000	149,866
5.70%, 6/15/2035	250,000	334,937
5.88%, 2/6/2041	279,000	380,584
6.40%, 12/15/2066	99,000	121,441
6.50%, 12/15/2032	143,000	201,400
10.75%, 8/1/2069	400,000	656,004
Series D, 4.37%, 9/15/2023	110,000	119,258
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	210,000	242,605
Old Republic International Corp. 4.88%, 10/1/2024	100,000	109,492
PartnerRe Finance B LLC 3.70%, 7/2/2029	111,000	116,459
Primerica, Inc. 4.75%, 7/15/2022	150,000	159,798
Principal Financial Group, Inc.:
3.10%, 11/15/2026	400,000	414,000
Security Description	Principal Amount	Value
3.30%, 9/15/2022	$ 228,000	$ 235,059
3.40%, 5/15/2025	90,000	94,100
3.70%, 5/15/2029 (b)	145,000	157,886
4.30%, 11/15/2046	150,000	170,345
Progressive Corp.:
4.00%, 3/1/2029 (b)	106,000	118,967
4.13%, 4/15/2047	400,000	470,868
4.35%, 4/25/2044	603,000	707,747
Prudential Financial, Inc.:
3.91%, 12/7/2047	185,000	200,213
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (d)	214,000	223,337
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (d)	306,000	350,382
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	244,000	263,864
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	294,000	317,085
Series MTN, 3.70%, 3/13/2051	300,000	315,870
Series MTN, 3.88%, 3/27/2028	175,000	191,891
Series MTN, 4.35%, 2/25/2050	400,000	461,064
Series MTN, 4.42%, 3/27/2048	265,000	307,177
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	85,000	91,235
3.95%, 9/15/2026	60,000	64,109
Series MTN, 4.70%, 9/15/2023	200,000	216,958
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (b)	400,000	422,096
Travelers Cos., Inc.:
4.05%, 3/7/2048	100,000	114,955
4.10%, 3/4/2049	290,000	337,087
4.30%, 8/25/2045	185,000	217,652
4.60%, 8/1/2043	227,000	279,081
Series MTN, 6.25%, 6/15/2037	400,000	557,652
Trinity Acquisition PLC 3.50%, 9/15/2021	52,000	53,025
Unum Group:
4.00%, 6/15/2029 (b)	206,000	217,278
4.50%, 12/15/2049	239,000	234,313
5.75%, 8/15/2042	160,000	180,914
Voya Financial, Inc.:
3.65%, 6/15/2026	263,000	278,359
4.80%, 6/15/2046	150,000	173,526
5.70%, 7/15/2043	200,000	253,006
Willis North America, Inc.:
2.95%, 9/15/2029	220,000	218,174

179

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 9/15/2049	$ 250,000	$ 250,517
4.50%, 9/15/2028	174,000	191,966
5.05%, 9/15/2048	100,000	117,758
WR Berkley Corp.:
4.63%, 3/15/2022	260,000	274,508
4.75%, 8/1/2044	50,000	56,228
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	141,736
5.50%, 3/31/2045	320,000	406,826
		41,657,631
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023 (b)	310,000	314,232
3.13%, 11/28/2021	185,000	188,411
3.40%, 12/6/2027	572,000	596,522
3.60%, 11/28/2024	257,000	270,184
4.00%, 12/6/2037	250,000	267,940
4.20%, 12/6/2047 (b)	220,000	245,771
4.40%, 12/6/2057	543,000	624,428
Alphabet, Inc. 3.38%, 2/25/2024	235,000	249,993
Amazon.com, Inc.:
2.40%, 2/22/2023	144,000	146,069
2.80%, 8/22/2024	510,000	527,993
3.15%, 8/22/2027	1,199,000	1,269,801
3.80%, 12/5/2024 (b)	266,000	287,817
3.88%, 8/22/2037	1,162,000	1,319,126
4.05%, 8/22/2047	457,000	539,329
4.25%, 8/22/2057	99,000	120,032
4.80%, 12/5/2034	539,000	677,663
4.95%, 12/5/2044	302,000	394,850
Baidu, Inc.:
2.88%, 7/6/2022	116,000	117,110
3.50%, 11/28/2022	410,000	421,902
3.63%, 7/6/2027 (b)	909,000	937,888
4.13%, 6/30/2025 (b)	200,000	213,048
4.38%, 5/14/2024	270,000	287,693
4.38%, 3/29/2028	970,000	1,051,315
4.88%, 11/14/2028 (b)	200,000	225,376
Booking Holdings, Inc.:
3.55%, 3/15/2028	100,000	106,637
3.60%, 6/1/2026	342,000	365,612
eBay, Inc.:
2.60%, 7/15/2022	188,000	189,782
2.75%, 1/30/2023	526,000	533,506
3.60%, 6/5/2027	405,000	423,804
Expedia Group, Inc.:
3.25%, 2/15/2030 (c)	85,000	82,006
3.80%, 2/15/2028	354,000	361,179
4.50%, 8/15/2024	212,000	226,777
JD.com, Inc.:
3.13%, 4/29/2021	255,000	256,313
3.88%, 4/29/2026 (b)	268,000	277,699
Security Description	Principal Amount	Value
Weibo Corp. 3.50%, 7/5/2024	$ 500,000	$ 508,910
		14,626,718
INVESTMENT COMPANY SECURITY — 0.1%
Apollo Investment Corp. 5.25%, 3/3/2025	875,000	906,964
Ares Capital Corp.:
4.20%, 6/10/2024	188,000	197,770
4.25%, 3/1/2025	346,000	363,854
FS KKR Capital Corp. 4.13%, 2/1/2025	250,000	253,840
Owl Rock Capital Corp. 4.00%, 3/30/2025	200,000	200,806
Prospect Capital Corp. 5.88%, 3/15/2023 (b)	100,000	106,377
TPG Specialty Lending, Inc. 3.88%, 11/1/2024	250,000	250,842
		2,280,453
IRON/STEEL — 0.1%
ArcelorMittal:
3.60%, 7/16/2024	258,000	264,894
4.25%, 7/16/2029	250,000	261,727
4.55%, 3/11/2026 (b)	314,000	334,379
6.13%, 6/1/2025 (b)	85,000	97,786
7.00%, 10/15/2039	119,000	145,266
Nucor Corp.:
3.95%, 5/1/2028	268,000	291,536
4.13%, 9/15/2022	402,000	421,593
4.40%, 5/1/2048	260,000	295,732
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	235,000	249,215
Steel Dynamics, Inc.:
2.80%, 12/15/2024	85,000	85,730
3.45%, 4/15/2030	135,000	136,867
Vale Overseas, Ltd.:
6.25%, 8/10/2026	415,000	486,114
6.88%, 11/21/2036	471,000	610,402
6.88%, 11/10/2039	738,000	962,308
8.25%, 1/17/2034 (b)	133,000	186,685
		4,830,234
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 3.50%, 7/28/2025 (b)	350,000	366,083
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	200,000	206,882
5.25%, 11/15/2022	200,000	216,434
		789,399
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	200,000	201,522
5.75%, 7/1/2022	275,000	296,590
Hyatt Hotels Corp.:

180

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 9/15/2028	$ 223,000	$ 242,140
4.85%, 3/15/2026	25,000	27,716
Las Vegas Sands Corp.:
2.90%, 6/25/2025	470,000	475,725
3.20%, 8/8/2024	174,000	179,441
3.90%, 8/8/2029	153,000	160,226
Marriott International, Inc.:
2.13%, 10/3/2022	135,000	134,922
3.60%, 4/15/2024	223,000	234,302
3.75%, 10/1/2025	150,000	159,393
Series R, 3.13%, 6/15/2026	200,000	207,344
Series X, 4.00%, 4/15/2028 (b)	300,000	324,183
Series Z, 4.15%, 12/1/2023	200,000	213,792
Sands China, Ltd.:
4.60%, 8/8/2023	797,000	842,014
5.13%, 8/8/2025	219,000	241,172
5.40%, 8/8/2028	898,000	1,013,510
		4,953,992
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	316,000	322,630
3.38%, 4/3/2023	106,000	110,158
3.80%, 4/3/2028	100,000	109,712
4.38%, 5/8/2042	185,000	222,838
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	272,000	271,418
1.93%, 10/1/2021	400,000	400,624
Series I, 2.65%, 5/17/2021	137,000	138,540
Series MTN, 2.15%, 11/8/2024	750,000	752,565
Series MTN, 2.85%, 6/1/2022 (b)	100,000	102,131
Series MTN, 2.85%, 5/17/2024 (b)	200,000	206,408
Series MTN, 2.90%, 3/15/2021	100,000	101,216
Series MTN, 2.95%, 2/26/2022	498,000	509,364
Series MTN, 3.15%, 9/7/2021	338,000	345,358
Series MTN, 3.30%, 6/9/2024 (b)	117,000	122,914
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	142,225
2.60%, 9/19/2029	150,000	151,043
3.25%, 9/19/2049	145,000	145,590
3.80%, 8/15/2042 (b)	402,000	448,877
6.05%, 8/15/2036	165,000	225,616
Oshkosh Corp. 4.60%, 5/15/2028	450,000	485,640
		5,314,867
Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
4.20%, 1/15/2024	$ 131,000	$ 138,737
4.38%, 4/5/2022	294,000	307,071
4.88%, 4/1/2021	194,000	200,264
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	190,739
Crane Co.:
4.20%, 3/15/2048	100,000	100,357
4.45%, 12/15/2023 (b)	50,000	53,517
Deere & Co.:
2.60%, 6/8/2022	153,000	155,580
3.90%, 6/9/2042 (b)	105,000	118,351
Dover Corp.:
2.95%, 11/4/2029	20,000	20,149
3.15%, 11/15/2025	580,000	603,333
Flowserve Corp. 4.00%, 11/15/2023	343,000	355,612
John Deere Capital Corp.:
2.55%, 1/8/2021	200,000	201,334
Series DMTN, 2.35%, 1/8/2021	855,000	859,523
Series MTN, 1.95%, 6/13/2022	145,000	145,291
Series MTN, 2.15%, 9/8/2022	58,000	58,416
Series MTN, 2.25%, 9/14/2026	200,000	199,974
Series MTN, 2.30%, 6/7/2021	349,000	351,216
Series MTN, 2.60%, 3/7/2024	144,000	147,187
Series MTN, 2.65%, 6/24/2024	380,000	389,093
Series MTN, 2.65%, 6/10/2026	300,000	306,621
Series MTN, 2.70%, 1/6/2023	198,000	202,301
Series MTN, 2.80%, 3/4/2021	165,000	166,907
Series MTN, 2.80%, 9/8/2027 (b)	72,000	74,097
Series MTN, 2.80%, 7/18/2029	200,000	205,232
Series MTN, 2.95%, 4/1/2022	115,000	117,769
Series MTN, 3.05%, 1/6/2028	286,000	299,628
Series MTN, 3.20%, 1/10/2022	150,000	154,063
Series MTN, 3.45%, 1/10/2024	100,000	105,421
nVent Finance Sarl 3.95%, 4/15/2023	60,000	60,738
Rockwell Automation, Inc.:
2.88%, 3/1/2025	100,000	102,907
3.50%, 3/1/2029	99,000	106,635
Roper Technologies, Inc.:
2.35%, 9/15/2024	65,000	65,417
2.80%, 12/15/2021	342,000	346,932
2.95%, 9/15/2029	85,000	85,861

181

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 9/15/2023	$ 225,000	$ 236,038
3.80%, 12/15/2026	211,000	226,922
3.85%, 12/15/2025	25,000	26,947
4.20%, 9/15/2028	70,000	76,727
Wabtec Corp.:
3.45%, 11/15/2026	50,000	50,488
4.95%, 9/15/2028 (b)	199,000	218,994
Xylem, Inc. 3.25%, 11/1/2026	430,000	444,874
		8,277,263
MEDIA — 0.9%
CBS Corp.:
2.50%, 2/15/2023	730,000	736,168
2.90%, 6/1/2023	140,000	142,869
3.38%, 3/1/2022	244,000	249,685
4.20%, 6/1/2029 (b)	108,000	117,649
4.90%, 8/15/2044	763,000	862,076
7.88%, 7/30/2030	154,000	216,137
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	120,000	127,940
4.46%, 7/23/2022	513,000	539,245
4.50%, 2/1/2024	330,000	355,021
4.80%, 3/1/2050	300,000	316,380
4.91%, 7/23/2025 (b)	770,000	848,679
5.05%, 3/30/2029	190,000	215,160
5.13%, 7/1/2049	755,000	821,146
5.38%, 4/1/2038 (b)	150,000	171,256
5.38%, 5/1/2047	635,000	713,861
5.75%, 4/1/2048	519,000	606,815
6.38%, 10/23/2035	302,000	381,329
6.48%, 10/23/2045	722,000	899,049
6.83%, 10/23/2055	120,000	154,576
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022 (b)	11,000	13,300
Comcast Corp.:
1.63%, 1/15/2022	250,000	249,307
2.35%, 1/15/2027	555,000	554,423
2.65%, 2/1/2030	672,000	675,145
2.75%, 3/1/2023	793,000	811,342
3.00%, 2/1/2024	295,000	305,897
3.13%, 7/15/2022	436,000	449,860
3.15%, 3/1/2026	1,248,000	1,308,516
3.15%, 2/15/2028	454,000	476,128
3.20%, 7/15/2036	922,000	943,492
3.30%, 2/1/2027	233,000	246,442
3.38%, 8/15/2025	222,000	235,518
3.45%, 10/1/2021	908,000	934,477
3.45%, 2/1/2050	110,000	112,943
3.70%, 4/15/2024	629,000	670,866
3.90%, 3/1/2038	150,000	166,295
3.97%, 11/1/2047	488,000	537,756
Security Description	Principal Amount	Value
4.00%, 8/15/2047	$ 250,000	$ 276,155
4.00%, 3/1/2048	306,000	339,066
4.00%, 11/1/2049	546,000	606,273
4.05%, 11/1/2052	252,000	283,077
4.20%, 8/15/2034	364,000	419,394
4.25%, 10/15/2030	162,000	185,138
4.25%, 1/15/2033	334,000	386,241
4.40%, 8/15/2035	161,000	188,507
4.50%, 1/15/2043	335,000	392,684
4.60%, 10/15/2038	615,000	733,486
4.60%, 8/15/2045	260,000	311,930
4.65%, 7/15/2042	346,000	416,162
4.75%, 3/1/2044	150,000	182,454
4.95%, 10/15/2058	300,000	390,570
5.65%, 6/15/2035	495,000	647,133
6.40%, 5/15/2038	22,000	30,942
6.45%, 3/15/2037	100,000	141,243
Discovery Communications LLC:
2.95%, 3/20/2023	151,000	154,062
3.50%, 6/15/2022	100,000	102,928
3.80%, 3/13/2024 (b)	493,000	519,632
4.13%, 5/15/2029	215,000	232,183
4.38%, 6/15/2021	112,000	115,643
4.90%, 3/11/2026	133,000	148,852
4.95%, 5/15/2042	408,000	452,227
5.00%, 9/20/2037	430,000	487,297
5.20%, 9/20/2047	215,000	250,602
5.30%, 5/15/2049	125,000	148,096
6.35%, 6/1/2040	305,000	390,177
Fox Corp.:
3.67%, 1/25/2022 (c)	59,000	60,983
4.03%, 1/25/2024 (c)	399,000	425,075
4.71%, 1/25/2029 (c)	165,000	188,293
5.48%, 1/25/2039 (c)	525,000	642,369
5.58%, 1/25/2049 (c)	160,000	203,549
Grupo Televisa SAB:
5.00%, 5/13/2045	255,000	266,184
5.25%, 5/24/2049	556,000	601,442
6.13%, 1/31/2046 (b)	150,000	180,972
6.63%, 3/18/2025 (b)	397,000	465,038
6.63%, 1/15/2040 (b)	180,000	224,962
NBCUniversal Media LLC:
4.38%, 4/1/2021	410,000	422,956
4.45%, 1/15/2043	590,000	686,760
5.95%, 4/1/2041	656,000	903,640
6.40%, 4/30/2040	100,000	142,002
TCI Communications, Inc. 7.88%, 2/15/2026	450,000	584,941
Thomson Reuters Corp. 5.85%, 4/15/2040	550,000	659,873
Time Warner Cable LLC:
4.13%, 2/15/2021	357,000	362,787
4.50%, 9/15/2042	149,000	152,543
5.50%, 9/1/2041	290,000	325,760

182

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.55%, 5/1/2037	$ 635,000	$ 785,819
6.75%, 6/15/2039	355,000	447,967
7.30%, 7/1/2038	520,000	679,260
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	159,000	161,496
4.38%, 8/16/2041	450,000	536,949
Series GMTN, 4.13%, 6/1/2044 (b)	240,000	284,592
Series MTN, 1.85%, 7/30/2026	22,000	21,646
Series MTN, 2.35%, 12/1/2022	191,000	193,802
Series MTN, 2.95%, 6/15/2027 (b)	187,000	197,539
Series MTN, 3.70%, 12/1/2042	290,000	318,089
Series MTN, 3.75%, 6/1/2021	304,000	312,266
Viacom, Inc.:
3.88%, 12/15/2021	272,000	281,602
4.38%, 3/15/2043	648,000	686,323
ViacomCBS, Inc. 3.88%, 4/1/2024	155,000	163,954
Walt Disney Co:
6.20%, 12/15/2034	230,000	323,794
6.40%, 12/15/2035 (b)	637,000	910,732
Walt Disney Co.:
1.65%, 9/1/2022	105,000	104,780
1.75%, 8/30/2024	300,000	297,198
2.00%, 9/1/2029	623,000	605,164
2.75%, 9/1/2049	225,000	212,398
3.38%, 11/15/2026	300,000	321,300
3.70%, 9/15/2024	108,000	115,466
3.70%, 10/15/2025	213,000	230,304
4.50%, 2/15/2021	194,000	199,824
4.75%, 9/15/2044	762,000	965,911
4.75%, 11/15/2046	25,000	32,056
5.40%, 10/1/2043	250,000	341,202
6.65%, 11/15/2037	154,000	228,764
		43,559,228
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp. 2.50%, 1/15/2023	943,000	959,908
Timken Co.:
3.88%, 9/1/2024	95,000	99,556
4.50%, 12/15/2028 (b)	420,000	452,105
Valmont Industries, Inc. 5.25%, 10/1/2054	550,000	559,768
		2,071,337
MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	215,000	258,271
Barrick North America Finance LLC:
5.70%, 5/30/2041	431,000	532,682
Security Description	Principal Amount	Value
5.75%, 5/1/2043	$ 370,000	$ 473,922
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	125,000	158,691
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	654,000	666,452
Kinross Gold Corp. 5.13%, 9/1/2021	100,000	104,110
Newmont Goldcorp Corp.:
2.80%, 10/1/2029	270,000	267,797
3.50%, 3/15/2022	130,000	133,366
Newmont Mining Corp.:
4.88%, 3/15/2042 (b)	637,000	744,863
5.45%, 6/9/2044	150,000	186,311
5.88%, 4/1/2035	175,000	227,887
6.25%, 10/1/2039	126,000	167,121
Rio Tinto Finance USA PLC 4.13%, 8/21/2042 (b)	143,000	163,941
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	520,000	559,192
Southern Copper Corp.:
3.50%, 11/8/2022 (b)	185,000	191,138
3.88%, 4/23/2025	570,000	598,967
5.25%, 11/8/2042	295,000	339,395
7.50%, 7/27/2035	545,000	751,811
Teck Resources, Ltd.:
6.00%, 8/15/2040 (b)	450,000	501,579
6.13%, 10/1/2035	300,000	352,341
6.25%, 7/15/2041	200,000	229,600
		7,609,437
MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
1.75%, 2/14/2023 (b)	200,000	198,900
2.00%, 2/14/2025	200,000	198,610
2.88%, 10/15/2027	124,000	128,796
3.25%, 8/26/2049	145,000	140,698
Series MTN, 2.00%, 6/26/2022	106,000	106,390
Series MTN, 2.75%, 3/1/2022	260,000	264,995
Series MTN, 3.00%, 9/14/2021	215,000	219,051
Series MTN, 3.00%, 8/7/2025	175,000	183,804
Series MTN, 3.25%, 2/14/2024	331,000	346,362
Series MTN, 3.38%, 3/1/2029	450,000	478,696
Series MTN, 3.88%, 6/15/2044	50,000	53,185
Series MTN, 4.00%, 9/14/2048	412,000	453,447
Carlisle Cos., Inc. 3.75%, 11/15/2022 (b)	150,000	154,851
Eaton Corp.:
3.10%, 9/15/2027	368,000	382,882
3.92%, 9/15/2047	50,000	54,031
4.00%, 11/2/2032	270,000	307,522

183

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 11/2/2042	$ 252,000	$ 282,361
General Electric Co.:
2.70%, 10/9/2022	693,000	702,064
3.38%, 3/11/2024	260,000	269,451
4.13%, 10/9/2042	275,000	285,123
5.30%, 2/11/2021	408,000	421,729
Series A, 6.75%, 3/15/2032	595,000	763,766
Series GMTN, 3.10%, 1/9/2023	284,000	290,214
Series GMTN, 6.15%, 8/7/2037	347,000	429,277
Series GMTN, 6.88%, 1/10/2039	538,000	715,970
Series MTN, 4.65%, 10/17/2021	523,000	544,940
Series MTN, 5.88%, 1/14/2038	813,000	983,315
Hexcel Corp.:
3.95%, 2/15/2027	100,000	104,210
4.70%, 8/15/2025	25,000	26,693
Hillenbrand, Inc. 4.50%, 9/15/2026 (b)	200,000	209,432
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	405,000	417,024
3.90%, 9/1/2042 (b)	191,000	220,697
4.88%, 9/15/2041	100,000	127,226
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	250,000	252,083
3.75%, 8/21/2028 (b)	117,000	124,633
4.30%, 2/21/2048	100,000	108,843
5.75%, 6/15/2043	190,000	242,934
Ingersoll-Rand Luxembourg Finance SA:
3.50%, 3/21/2026	100,000	104,711
3.80%, 3/21/2029 (b)	191,000	205,812
4.50%, 3/21/2049	100,000	111,838
Parker-Hannifin Corp.:
2.70%, 6/14/2024	146,000	148,978
3.25%, 3/1/2027	203,000	211,138
3.25%, 6/14/2029	195,000	203,387
4.00%, 6/14/2049	110,000	119,330
Series MTN, 6.25%, 5/15/2038	200,000	265,864
Pentair Finance Sarl 4.50%, 7/1/2029	150,000	158,613
Textron, Inc.:
3.65%, 3/15/2027	166,000	173,163
3.88%, 3/1/2025	55,000	58,161
3.90%, 9/17/2029	180,000	192,159
4.00%, 3/15/2026	50,000	53,277
		13,200,636
Security Description	Principal Amount	Value
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	$ 446,000	$ 504,172
OIL & GAS — 1.5%
Apache Corp.:
4.25%, 1/15/2030 (b)	200,000	206,926
4.25%, 1/15/2044	293,000	269,897
4.75%, 4/15/2043	591,000	570,309
5.10%, 9/1/2040	245,000	249,204
5.35%, 7/1/2049 (b)	200,000	209,230
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	595,000	597,785
2.75%, 5/10/2023	496,000	507,373
3.02%, 1/16/2027	300,000	310,821
3.12%, 5/4/2026	201,000	209,739
3.22%, 11/28/2023	144,000	149,818
3.25%, 5/6/2022	156,000	161,067
3.41%, 2/11/2026	280,000	298,144
3.59%, 4/14/2027	169,000	180,800
3.79%, 2/6/2024	115,000	122,349
4.23%, 11/6/2028	410,000	463,882
4.74%, 3/11/2021	202,000	208,955
BP Capital Markets PLC:
3.06%, 3/17/2022	202,000	207,238
3.28%, 9/19/2027 (b)	1,076,000	1,132,845
3.51%, 3/17/2025	250,000	266,145
3.54%, 11/4/2024 (b)	112,000	119,136
3.72%, 11/28/2028 (b)	120,000	131,080
3.81%, 2/10/2024	240,000	255,965
Burlington Resources LLC 5.95%, 10/15/2036	345,000	464,101
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	173,000	176,422
3.45%, 11/15/2021	312,000	319,282
3.85%, 6/1/2027	247,000	263,396
6.25%, 3/15/2038	190,000	246,175
6.50%, 2/15/2037	250,000	326,137
Series GMTN, 4.95%, 6/1/2047	200,000	244,734
Cenovus Energy, Inc.:
3.00%, 8/15/2022	94,000	95,255
4.25%, 4/15/2027 (b)	182,000	192,640
5.25%, 6/15/2037	139,000	153,537
5.40%, 6/15/2047	375,000	435,180
6.75%, 11/15/2039	660,000	840,068
Chevron Corp.:
2.10%, 5/16/2021	457,000	459,290
2.41%, 3/3/2022	284,000	287,860
2.57%, 5/16/2023 (b)	293,000	298,980
2.90%, 3/3/2024	227,000	235,317
2.95%, 5/16/2026	622,000	650,419
3.19%, 6/24/2023	322,000	335,572

184

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.33%, 11/17/2025 (b)	$ 150,000	$ 160,577
Cimarex Energy Co.:
3.90%, 5/15/2027	106,000	109,871
4.38%, 3/15/2029 (b)	555,000	586,735
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029 (b)	200,000	199,944
4.25%, 5/9/2043	200,000	223,074
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	167,292
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	200,000	209,532
4.38%, 5/2/2028	190,000	210,879
CNOOC Finance, Ltd. 3.00%, 5/9/2023	647,000	657,663
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	235,000	251,918
4.88%, 4/30/2044	200,000	244,542
Concho Resources, Inc.:
3.75%, 10/1/2027	428,000	450,440
4.30%, 8/15/2028	170,000	185,319
4.85%, 8/15/2048 (b)	75,000	86,884
ConocoPhillips Co.:
4.95%, 3/15/2026	188,000	216,256
5.90%, 10/15/2032	188,000	247,521
6.50%, 2/1/2039	690,000	1,004,605
ConocoPhillips Holding Co. 6.95%, 4/15/2029	625,000	850,237
Continental Resources, Inc.:
3.80%, 6/1/2024	297,000	307,270
4.90%, 6/1/2044	415,000	441,465
5.00%, 9/15/2022	88,000	88,676
Devon Energy Corp.:
4.75%, 5/15/2042	684,000	763,843
5.00%, 6/15/2045	375,000	437,940
5.60%, 7/15/2041	250,000	304,765
Diamondback Energy, Inc.:
2.88%, 12/1/2024	250,000	252,915
3.25%, 12/1/2026	175,000	177,025
3.50%, 12/1/2029	300,000	305,514
Ecopetrol SA:
4.13%, 1/16/2025 (b)	445,000	468,759
5.88%, 9/18/2023	395,000	438,505
5.88%, 5/28/2045	400,000	470,964
7.38%, 9/18/2043	130,000	175,791
Encana Corp.:
6.50%, 8/15/2034	580,000	683,982
6.50%, 2/1/2038	600,000	703,824
7.38%, 11/1/2031	200,000	244,916
EOG Resources, Inc.:
3.90%, 4/1/2035	705,000	783,523
4.10%, 2/1/2021	126,000	129,103
4.15%, 1/15/2026	58,000	63,870
EQT Corp.:
Security Description	Principal Amount	Value
3.00%, 10/1/2022 (b)	$ 322,000	$ 316,046
3.90%, 10/1/2027 (b)	271,000	252,160
Equinor ASA:
2.45%, 1/17/2023	518,000	526,210
2.65%, 1/15/2024	35,000	35,841
3.15%, 1/23/2022	259,000	265,840
3.25%, 11/18/2049	135,000	136,220
3.70%, 3/1/2024 (b)	914,000	973,977
4.25%, 11/23/2041	150,000	173,445
4.80%, 11/8/2043	200,000	251,796
Exxon Mobil Corp.:
1.90%, 8/16/2022	102,000	102,621
2.02%, 8/16/2024	200,000	200,676
2.22%, 3/1/2021	813,000	817,837
2.28%, 8/16/2026	200,000	200,934
2.44%, 8/16/2029 (b)	720,000	724,198
2.71%, 3/6/2025	338,000	349,289
2.73%, 3/1/2023	347,000	355,307
3.00%, 8/16/2039	200,000	200,246
3.04%, 3/1/2026 (b)	168,000	176,245
3.10%, 8/16/2049 (b)	250,000	249,653
3.18%, 3/15/2024	260,000	272,579
3.57%, 3/6/2045	360,000	386,374
4.11%, 3/1/2046 (b)	290,000	339,645
Hess Corp.:
5.60%, 2/15/2041	400,000	471,112
5.80%, 4/1/2047	227,000	277,912
6.00%, 1/15/2040	240,000	283,272
7.13%, 3/15/2033	500,000	633,475
7.88%, 10/1/2029	100,000	130,003
HollyFrontier Corp. 5.88%, 4/1/2026	292,000	328,935
Husky Energy, Inc.:
3.95%, 4/15/2022	191,000	197,664
4.40%, 4/15/2029	403,000	434,434
6.80%, 9/15/2037	200,000	257,020
Marathon Oil Corp.:
6.60%, 10/1/2037	765,000	975,857
6.80%, 3/15/2032	250,000	316,255
Marathon Petroleum Corp.:
3.80%, 4/1/2028	190,000	199,662
4.50%, 4/1/2048	375,000	399,019
4.75%, 9/15/2044	360,000	396,068
5.13%, 12/15/2026	50,000	56,697
6.50%, 3/1/2041	449,000	583,175
Newfield Exploration Co. 5.38%, 1/1/2026	215,000	233,204
Nexen, Inc.:
5.88%, 3/10/2035	200,000	255,108
6.40%, 5/15/2037 (b)	611,000	836,306
7.88%, 3/15/2032	257,000	371,244
Noble Energy, Inc.:
3.25%, 10/15/2029 (b)	200,000	202,414
3.90%, 11/15/2024	126,000	133,371
4.20%, 10/15/2049	200,000	203,102

185

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 8/15/2047	$ 335,000	$ 371,049
5.25%, 11/15/2043	185,000	207,196
Occidental Petroleum Corp.:
2.60%, 8/13/2021	191,000	192,385
2.70%, 8/15/2022	90,000	90,983
3.13%, 2/15/2022	488,000	496,091
3.20%, 8/15/2026	439,000	444,088
3.50%, 6/15/2025	416,000	429,042
3.50%, 8/15/2029 (b)	458,000	467,091
4.10%, 2/15/2047	140,000	135,996
4.20%, 3/15/2048	250,000	248,475
4.30%, 8/15/2039	375,000	380,996
4.40%, 8/15/2049 (b)	165,000	170,013
4.63%, 6/15/2045	115,000	119,223
5.55%, 3/15/2026	553,000	627,273
6.20%, 3/15/2040	380,000	453,956
6.45%, 9/15/2036	414,000	507,746
6.95%, 7/1/2024	294,000	345,856
7.50%, 5/1/2031	125,000	163,190
7.95%, 6/15/2039	390,000	537,424
Petro-Canada 6.80%, 5/15/2038	220,000	313,786
Petroleos Mexicanos:
3.50%, 1/30/2023	1,416,000	1,427,342
4.25%, 1/15/2025 (b)	577,000	584,789
4.50%, 1/23/2026	131,000	130,386
4.63%, 9/21/2023	90,000	94,283
4.88%, 1/18/2024 (b)	275,000	289,435
5.35%, 2/12/2028	347,000	345,244
5.38%, 3/13/2022	105,000	110,031
5.50%, 6/27/2044	816,000	729,863
5.63%, 1/23/2046	665,000	599,371
6.35%, 2/12/2048	381,000	367,852
6.38%, 2/4/2021	425,000	441,010
6.38%, 1/23/2045	617,000	597,743
6.49%, 1/23/2027 (c)	100,000	106,688
6.50%, 3/13/2027	1,158,000	1,226,681
6.50%, 1/23/2029	451,000	474,285
6.50%, 6/2/2041	1,125,000	1,117,057
6.63%, 6/15/2035	228,000	232,920
6.75%, 9/21/2047	662,000	667,064
6.84%, 1/23/2030 (c)	225,000	240,714
6.88%, 8/4/2026	706,000	776,812
7.69%, 1/23/2050 (c)	210,000	229,616
Phillips 66:
3.90%, 3/15/2028 (b)	239,000	260,854
4.30%, 4/1/2022	284,000	298,609
4.88%, 11/15/2044	405,000	488,766
5.88%, 5/1/2042	374,000	503,516
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	151,000	152,996
4.45%, 1/15/2026	68,000	74,521
Shell International Finance B.V.:
1.75%, 9/12/2021	207,000	206,783
1.88%, 5/10/2021	245,000	245,409
Security Description	Principal Amount	Value
2.00%, 11/7/2024	$ 250,000	$ 249,573
2.38%, 11/7/2029	250,000	247,698
2.50%, 9/12/2026	388,000	392,175
2.88%, 5/10/2026	248,000	256,950
3.13%, 11/7/2049 (b)	250,000	246,553
3.25%, 5/11/2025	717,000	757,984
3.40%, 8/12/2023 (b)	138,000	144,676
3.50%, 11/13/2023	319,000	336,047
3.63%, 8/21/2042	185,000	196,718
3.88%, 11/13/2028	250,000	277,235
4.00%, 5/10/2046	290,000	330,269
4.13%, 5/11/2035	434,000	505,684
4.38%, 5/11/2045	782,000	932,863
4.55%, 8/12/2043	185,000	224,018
6.38%, 12/15/2038	770,000	1,120,735
Suncor Energy, Inc.:
3.60%, 12/1/2024	188,000	199,583
4.00%, 11/15/2047	218,000	237,999
7.15%, 2/1/2032	200,000	279,826
Total Capital International SA:
2.22%, 7/12/2021	216,000	217,415
2.43%, 1/10/2025	305,000	309,044
2.75%, 6/19/2021	191,000	193,829
2.83%, 1/10/2030	707,000	726,831
2.88%, 2/17/2022	358,000	365,772
3.46%, 2/19/2029	250,000	270,907
3.46%, 7/12/2049	300,000	317,061
3.70%, 1/15/2024	114,000	121,127
Total Capital SA 3.88%, 10/11/2028	162,000	180,698
Valero Energy Corp.:
4.00%, 4/1/2029	888,000	957,593
4.90%, 3/15/2045 (b)	205,000	236,381
6.63%, 6/15/2037	351,000	466,026
7.50%, 4/15/2032	100,000	138,887
		72,802,116
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	748,000	763,132
3.14%, 11/7/2029	125,000	128,528
4.08%, 12/15/2047	250,000	257,003
Halliburton Co.:
3.50%, 8/1/2023	555,000	577,644
3.80%, 11/15/2025	214,000	228,359
5.00%, 11/15/2045	603,000	688,095
6.70%, 9/15/2038	330,000	437,323
7.45%, 9/15/2039	330,000	475,797
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	180,000	181,922
3.60%, 12/1/2029	200,000	200,866
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (b)	369,000	358,059

186

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.15%, 11/15/2029 (b)	$ 100,000	$ 102,171
Schlumberger Investment SA 3.65%, 12/1/2023	294,000	311,029
		4,709,928
PACKAGING & CONTAINERS — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021 (c)	100,000	103,059
Packaging Corp. of America:
3.00%, 12/15/2029	100,000	100,831
3.40%, 12/15/2027	177,000	184,770
4.05%, 12/15/2049	50,000	52,108
4.50%, 11/1/2023	131,000	140,703
Sonoco Products Co. 5.75%, 11/1/2040	105,000	129,800
WestRock RKT LLC 4.00%, 3/1/2023	100,000	104,232
WRKCo, Inc.:
3.00%, 9/15/2024	330,000	336,851
3.38%, 9/15/2027	650,000	665,879
3.90%, 6/1/2028	65,000	68,845
4.00%, 3/15/2028	250,000	267,897
4.20%, 6/1/2032	50,000	54,827
		2,209,802
PHARMACEUTICALS — 1.7%
AbbVie, Inc.:
2.15%, 11/19/2021 (c)	380,000	381,018
2.30%, 11/21/2022 (c)	240,000	241,162
2.60%, 11/21/2024 (c)	390,000	393,412
2.90%, 11/6/2022	726,000	741,231
2.95%, 11/21/2026 (c)	355,000	360,968
3.20%, 11/21/2029 (c)	1,045,000	1,066,422
3.60%, 5/14/2025	2,683,000	2,834,107
4.05%, 11/21/2039 (c)	355,000	372,714
4.25%, 11/14/2028	295,000	327,055
4.25%, 11/21/2049 (c)	570,000	604,531
4.40%, 11/6/2042	324,000	350,850
4.45%, 5/14/2046	903,000	974,039
4.50%, 5/14/2035	1,080,000	1,214,212
4.70%, 5/14/2045	433,000	483,167
4.88%, 11/14/2048	122,000	140,742
Allergan Finance LLC 3.25%, 10/1/2022	427,000	436,642
Allergan Funding SCS:
3.45%, 3/15/2022	90,000	92,093
3.80%, 3/15/2025	552,000	579,915
3.85%, 6/15/2024	201,000	211,219
4.55%, 3/15/2035	1,180,000	1,274,907
4.75%, 3/15/2045	574,000	624,575
4.85%, 6/15/2044	300,000	332,946
AmerisourceBergen Corp.:
3.45%, 12/15/2027	108,000	112,704
4.30%, 12/15/2047	542,000	561,496
Security Description	Principal Amount	Value
AstraZeneca PLC:
2.38%, 6/12/2022	$ 486,000	$ 491,409
3.13%, 6/12/2027	312,000	325,254
3.38%, 11/16/2025	416,000	442,499
3.50%, 8/17/2023	133,000	139,232
4.00%, 9/18/2042	191,000	211,215
4.38%, 11/16/2045	257,000	302,566
4.38%, 8/17/2048 (b)	110,000	130,598
6.45%, 9/15/2037	377,000	533,361
Becton Dickinson and Co.:
2.89%, 6/6/2022	814,000	827,455
3.13%, 11/8/2021	317,000	323,131
3.36%, 6/6/2024	591,000	615,438
3.70%, 6/6/2027	173,000	184,148
3.73%, 12/15/2024	78,000	82,840
Bristol-Myers Squibb Co.:
2.25%, 8/15/2021 (c)	140,000	140,883
2.55%, 5/14/2021 (c)	338,000	341,339
2.60%, 5/16/2022 (c)	442,000	449,333
2.75%, 2/15/2023 (c)	54,000	55,123
2.88%, 2/19/2021 (c)	105,000	106,219
2.90%, 7/26/2024 (c)	622,000	641,972
3.20%, 6/15/2026 (c)	488,000	512,727
3.25%, 8/15/2022 (b) (c)	255,000	263,367
3.25%, 2/20/2023 (c)	100,000	103,504
3.25%, 8/1/2042	212,000	214,177
3.40%, 7/26/2029 (c)	608,000	651,302
3.45%, 11/15/2027 (c)	150,000	160,048
3.55%, 8/15/2022 (c)	132,000	137,321
3.63%, 5/15/2024 (c)	545,000	575,852
3.90%, 2/20/2028 (c)	250,000	274,110
4.00%, 8/15/2023 (c)	1,000,000	1,065,340
4.13%, 6/15/2039 (c)	125,000	144,109
4.25%, 10/26/2049 (c)	385,000	457,469
4.35%, 11/15/2047 (c)	281,000	333,716
4.50%, 3/1/2044 (b)	254,000	304,632
4.55%, 2/20/2048 (c)	250,000	306,440
5.00%, 8/15/2045 (c)	256,000	328,192
7.15%, 6/15/2023	350,000	407,967
Cardinal Health, Inc.:
2.62%, 6/15/2022	293,000	296,015
3.08%, 6/15/2024	320,000	329,488
4.37%, 6/15/2047 (b)	300,000	296,904
4.50%, 11/15/2044	929,000	916,988
Cigna Corp.:
3.05%, 11/30/2022 (b) (c)	206,000	210,899
3.05%, 10/15/2027 (c)	455,000	460,788
3.25%, 4/15/2025 (c)	578,000	599,536
3.40%, 9/17/2021	491,000	502,553
3.88%, 10/15/2047 (c)	170,000	173,949
4.00%, 2/15/2022 (c)	84,000	86,772
4.13%, 11/15/2025	349,000	378,927
4.38%, 10/15/2028	1,000,000	1,109,690
4.90%, 12/15/2048	152,000	181,730
6.13%, 11/15/2041 (c)	340,000	431,654

187

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CVS Health Corp.:
2.13%, 6/1/2021	$ 245,000	$ 245,404
2.63%, 8/15/2024	655,000	661,950
2.88%, 6/1/2026	298,000	302,267
3.00%, 8/15/2026	165,000	168,422
3.25%, 8/15/2029	665,000	678,393
3.35%, 3/9/2021	423,000	429,734
3.88%, 7/20/2025	675,000	719,989
4.00%, 12/5/2023	154,000	163,117
4.10%, 3/25/2025	1,636,000	1,759,420
4.30%, 3/25/2028	2,763,000	3,022,915
4.78%, 3/25/2038	1,364,000	1,551,918
4.88%, 7/20/2035	2,000	2,296
5.05%, 3/25/2048 (b)	905,000	1,073,556
5.30%, 12/5/2043	1,050,000	1,262,163
Eli Lilly & Co.:
2.75%, 6/1/2025	79,000	81,437
3.38%, 3/15/2029	225,000	242,885
3.95%, 3/15/2049	481,000	556,046
4.15%, 3/15/2059	150,000	176,677
Express Scripts Holding Co. 4.80%, 7/15/2046	450,000	486,328
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	168,000	171,691
2.88%, 6/1/2022	209,000	213,588
3.00%, 6/1/2024	362,000	375,680
3.38%, 6/1/2029	309,000	331,412
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	358,000	373,727
3.63%, 5/15/2025	110,000	117,879
4.20%, 3/18/2043	476,000	558,058
5.38%, 4/15/2034	480,000	617,909
6.38%, 5/15/2038	408,000	589,017
Johnson & Johnson:
1.65%, 3/1/2021	170,000	169,940
2.05%, 3/1/2023	105,000	105,686
2.25%, 3/3/2022	213,000	215,462
2.45%, 12/5/2021	474,000	480,963
2.45%, 3/1/2026	445,000	452,721
2.63%, 1/15/2025	170,000	175,142
2.90%, 1/15/2028	318,000	332,106
2.95%, 3/3/2027	215,000	225,524
3.40%, 1/15/2038	1,083,000	1,162,102
3.55%, 5/15/2021	250,000	256,177
3.63%, 3/3/2037	200,000	220,886
3.70%, 3/1/2046	750,000	846,045
4.38%, 12/5/2033	662,000	790,454
4.85%, 5/15/2041	100,000	127,607
McKesson Corp.:
2.85%, 3/15/2023	210,000	212,932
3.80%, 3/15/2024	200,000	210,452
3.95%, 2/16/2028	271,000	289,108
4.75%, 5/30/2029	156,000	174,530
6.00%, 3/1/2041 (b)	115,000	140,519
Merck & Co., Inc.:
Security Description	Principal Amount	Value
2.35%, 2/10/2022	$ 530,000	$ 537,531
2.75%, 2/10/2025	292,000	302,725
2.80%, 5/18/2023	488,000	502,181
2.90%, 3/7/2024 (b)	115,000	119,582
3.40%, 3/7/2029	260,000	281,679
3.60%, 9/15/2042	175,000	189,926
3.70%, 2/10/2045	493,000	545,140
3.88%, 1/15/2021	226,000	230,048
3.90%, 3/7/2039	390,000	445,832
4.00%, 3/7/2049	165,000	193,137
4.15%, 5/18/2043	204,000	241,448
6.50%, 12/1/2033	176,000	250,737
6.55%, 9/15/2037	300,000	432,480
Mylan NV:
3.95%, 6/15/2026	280,000	291,080
5.25%, 6/15/2046	427,000	475,413
Mylan, Inc.:
4.55%, 4/15/2028	158,000	170,090
5.20%, 4/15/2048	500,000	556,410
5.40%, 11/29/2043	685,000	751,945
Novartis Capital Corp.:
2.40%, 5/17/2022	189,000	191,504
2.40%, 9/21/2022	341,000	346,487
3.00%, 11/20/2025 (b)	266,000	279,901
3.40%, 5/6/2024	357,000	378,149
4.00%, 11/20/2045 (b)	180,000	208,908
4.40%, 5/6/2044	505,000	613,984
Perrigo Finance Unlimited Co.:
4.38%, 3/15/2026	772,000	796,534
4.90%, 12/15/2044	471,000	434,107
Pfizer, Inc.:
1.95%, 6/3/2021	454,000	455,939
2.75%, 6/3/2026 (b)	202,000	209,127
2.95%, 3/15/2024 (b)	200,000	207,566
3.00%, 9/15/2021	120,000	122,502
3.00%, 12/15/2026	117,000	122,792
3.20%, 9/15/2023	277,000	289,055
3.40%, 5/15/2024	206,000	217,890
3.45%, 3/15/2029	432,000	464,927
3.90%, 3/15/2039	773,000	871,465
4.00%, 12/15/2036	325,000	369,291
4.10%, 9/15/2038	340,000	389,069
4.20%, 9/15/2048	185,000	217,897
4.40%, 5/15/2044	526,000	628,270
7.20%, 3/15/2039	560,000	879,161
Pharmacia LLC 6.60%, 12/1/2028	280,000	366,503
Sanofi:
3.38%, 6/19/2023	450,000	471,375
4.00%, 3/29/2021	200,000	205,356
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	634,000	637,665
2.88%, 9/23/2023	424,000	432,425
3.20%, 9/23/2026	500,000	515,315

188

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Takeda Pharmaceutical Co., Ltd.:
4.40%, 11/26/2023	$ 600,000	$ 644,712
5.00%, 11/26/2028	700,000	815,605
Wyeth LLC:
5.95%, 4/1/2037	517,000	704,940
6.00%, 2/15/2036	216,000	294,419
6.45%, 2/1/2024	240,000	281,268
Zoetis, Inc.:
3.00%, 9/12/2027	151,000	155,044
3.25%, 8/20/2021	25,000	25,488
3.90%, 8/20/2028	310,000	336,235
3.95%, 9/12/2047	202,000	219,279
4.50%, 11/13/2025	493,000	545,983
4.70%, 2/1/2043	130,000	155,241
		78,813,304
PIPELINES — 1.0%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	5,213
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	360,000	368,057
4.45%, 7/15/2027	318,000	328,612
5.95%, 6/1/2026	85,000	95,217
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/2029 (b) (c)	380,000	388,710
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	201,000	220,573
5.80%, 6/1/2045	50,000	63,445
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	165,000	169,026
4.15%, 9/15/2029	233,000	223,021
4.40%, 3/15/2027	158,000	157,412
Enbridge Energy Partners L.P.:
5.88%, 10/15/2025 (b)	115,000	134,336
Series B, 7.50%, 4/15/2038	115,000	164,543
Enbridge, Inc.:
2.50%, 1/15/2025 (b)	300,000	302,235
2.90%, 7/15/2022	100,000	101,926
3.13%, 11/15/2029	350,000	354,917
3.70%, 7/15/2027	614,000	650,803
4.00%, 11/15/2049 (b)	300,000	314,619
4.25%, 12/1/2026	231,000	254,731
5.50%, 12/1/2046 (b)	145,000	186,263
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	227,000	232,766
4.05%, 3/15/2025	453,000	476,180
4.20%, 4/15/2027	112,000	117,271
4.75%, 1/15/2026	668,000	721,941
5.15%, 3/15/2045 (b)	366,000	384,391
5.20%, 2/1/2022	327,000	343,003
5.30%, 4/15/2047	270,000	288,781
5.50%, 6/1/2027	100,000	112,555
6.05%, 6/1/2041	300,000	338,472
6.13%, 12/15/2045	1,097,000	1,272,246
Security Description	Principal Amount	Value
6.25%, 4/15/2049	$ 195,000	$ 236,400
6.50%, 2/1/2042	228,000	271,113
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
5.00%, 10/1/2022	209,000	221,504
5.88%, 3/1/2022	89,000	94,575
Enterprise Products Operating LLC:
2.80%, 2/15/2021	434,000	438,262
2.85%, 4/15/2021	91,000	91,996
3.13%, 7/31/2029	255,000	262,324
3.50%, 2/1/2022	168,000	173,158
3.70%, 2/15/2026 (b)	265,000	282,267
3.75%, 2/15/2025	344,000	366,855
3.95%, 2/15/2027	175,000	189,166
4.05%, 2/15/2022	120,000	125,120
4.15%, 10/16/2028	397,000	438,876
4.45%, 2/15/2043	430,000	472,720
4.85%, 3/15/2044	280,000	323,968
4.90%, 5/15/2046	230,000	270,149
4.95%, 10/15/2054	169,000	194,928
5.10%, 2/15/2045	270,000	323,652
5.70%, 2/15/2042	50,000	63,832
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	755,000	749,828
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	826,000	816,873
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	343,000	345,494
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	523,000	507,493
4.75%, 7/15/2023	100,000	100,305
5.50%, 7/15/2028	322,000	316,313
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	313,000	325,770
4.25%, 9/1/2024	250,000	267,550
5.00%, 3/1/2043	200,000	219,082
5.50%, 3/1/2044	500,000	580,230
5.63%, 9/1/2041	300,000	347,826
5.80%, 3/15/2035	350,000	419,429
6.38%, 3/1/2041	400,000	496,780
6.50%, 9/1/2039	244,000	308,643
Kinder Morgan, Inc.:
4.30%, 6/1/2025	1,001,000	1,084,594
4.30%, 3/1/2028 (b)	305,000	332,496
5.30%, 12/1/2034	1,125,000	1,325,205
5.55%, 6/1/2045	305,000	363,914
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	200,000	206,258
4.20%, 10/3/2047	163,000	170,328

189

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 2/1/2021	$ 161,000	$ 164,875
4.85%, 2/1/2049	200,000	232,128
5.00%, 3/1/2026	50,000	56,439
MPLX L.P.:
3.50%, 12/1/2022 (c)	385,000	396,731
4.00%, 2/15/2025	120,000	125,496
4.00%, 3/15/2028	395,000	409,789
4.13%, 3/1/2027	304,000	318,896
4.25%, 12/1/2027 (c)	135,000	142,156
4.50%, 4/15/2038	200,000	203,946
4.70%, 4/15/2048	252,000	256,581
4.88%, 12/1/2024	1,075,000	1,168,826
4.88%, 6/1/2025	161,000	175,864
4.90%, 4/15/2058 (b)	25,000	25,616
5.20%, 3/1/2047	340,000	367,373
5.25%, 1/15/2025 (c)	453,000	475,587
5.50%, 2/15/2049	250,000	283,620
ONEOK Partners L.P. 6.13%, 2/1/2041	360,000	437,000
ONEOK, Inc.:
2.75%, 9/1/2024 (b)	200,000	201,530
3.40%, 9/1/2029	231,000	234,858
4.00%, 7/13/2027	264,000	280,291
4.25%, 2/1/2022	240,000	249,180
4.35%, 3/15/2029	265,000	287,771
4.45%, 9/1/2049	80,000	82,858
4.55%, 7/15/2028	443,000	486,977
7.50%, 9/1/2023	100,000	116,467
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	99,976
3.15%, 12/15/2029	200,000	199,254
3.55%, 10/1/2026	57,000	59,588
3.75%, 3/1/2028	247,000	257,700
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	355,000	357,893
3.55%, 12/15/2029	500,000	492,750
3.65%, 6/1/2022	245,000	251,546
4.30%, 1/31/2043	175,000	159,759
4.65%, 10/15/2025	543,000	581,781
4.90%, 2/15/2045	500,000	498,060
5.15%, 6/1/2042	135,000	135,778
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	679,000	748,625
5.63%, 4/15/2023	377,000	410,240
5.63%, 3/1/2025	313,000	351,868
5.75%, 5/15/2024	463,000	516,532
5.88%, 6/30/2026	217,000	249,502
6.25%, 3/15/2022	144,000	154,719
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	431,000	446,012
5.95%, 9/25/2043	100,000	125,735
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	130,000	134,663
Security Description	Principal Amount	Value
4.40%, 4/1/2021	$ 50,000	$ 51,206
4.65%, 2/15/2022	176,000	183,816
5.35%, 5/15/2045	272,000	291,222
5.40%, 10/1/2047	545,000	591,783
5.95%, 12/1/2025	457,000	522,845
TC PipeLines L.P.:
3.90%, 5/25/2027	340,000	354,518
4.38%, 3/13/2025	83,000	88,450
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	269,526
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	454,000	459,071
4.63%, 3/1/2034	335,000	382,768
4.88%, 1/15/2026	189,000	212,020
5.00%, 10/16/2043	400,000	469,696
6.10%, 6/1/2040	150,000	198,681
6.20%, 10/15/2037	336,000	438,520
7.25%, 8/15/2038 (b)	325,000	469,069
7.63%, 1/15/2039 (b)	499,000	750,446
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	217,000	230,406
7.85%, 2/1/2026	500,000	638,445
Valero Energy Partners L.P. 4.38%, 12/15/2026	185,000	201,894
Western Gas Partners L.P. 5.45%, 4/1/2044	350,000	308,557
Western Midstream Operating L.P.:
4.00%, 7/1/2022	128,000	131,537
4.65%, 7/1/2026	367,000	376,278
4.75%, 8/15/2028 (b)	160,000	159,330
5.30%, 3/1/2048	100,000	86,813
5.38%, 6/1/2021	234,000	240,845
Williams Cos., Inc.:
3.35%, 8/15/2022	465,000	477,048
3.70%, 1/15/2023	173,000	178,955
3.90%, 1/15/2025	69,000	72,541
4.00%, 9/15/2025	205,000	217,355
4.30%, 3/4/2024	473,000	504,592
4.55%, 6/24/2024	245,000	264,357
4.85%, 3/1/2048	115,000	126,102
4.90%, 1/15/2045	135,000	145,895
5.10%, 9/15/2045	452,000	502,506
5.75%, 6/24/2044	230,000	271,476
6.30%, 4/15/2040 (b)	297,000	367,784
7.88%, 9/1/2021	370,000	403,341
		47,949,071
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	316,000	353,693

190

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	$ 158,000	$ 166,530
3.80%, 4/15/2026	135,000	144,166
3.95%, 1/15/2027	50,000	53,786
4.00%, 2/1/2050	200,000	219,580
4.50%, 7/30/2029	265,000	298,981
4.70%, 7/1/2030 (b)	185,000	212,719
4.85%, 4/15/2049	155,000	189,071
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	266,000	275,278
4.13%, 7/1/2024	50,000	53,410
American Tower Corp.:
2.25%, 1/15/2022	100,000	100,365
2.75%, 1/15/2027	206,000	206,239
2.95%, 1/15/2025	211,000	216,140
3.13%, 1/15/2027	120,000	122,676
3.38%, 5/15/2024	242,000	251,436
3.50%, 1/31/2023	470,000	487,052
3.60%, 1/15/2028	460,000	483,189
3.70%, 10/15/2049	200,000	200,144
3.80%, 8/15/2029	133,000	142,186
3.95%, 3/15/2029	412,000	443,868
4.00%, 6/1/2025	187,000	200,253
4.40%, 2/15/2026	88,000	96,022
4.70%, 3/15/2022	179,000	188,831
5.00%, 2/15/2024	282,000	310,589
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026	157,000	161,487
Series GMTN, 3.45%, 6/1/2025	100,000	105,755
Series GMTN, 3.50%, 11/15/2024	400,000	424,728
Series MTN, 3.20%, 1/15/2028	220,000	229,550
Series MTN, 3.30%, 6/1/2029	115,000	121,732
Series MTN, 3.35%, 5/15/2027 (b)	65,000	68,608
Series MTN, 4.15%, 7/1/2047	50,000	56,926
Series MTN, 4.35%, 4/15/2048	325,000	382,483
Boston Properties L.P.:
2.75%, 10/1/2026	348,000	352,841
3.40%, 6/21/2029	750,000	785,752
3.65%, 2/1/2026	396,000	419,455
4.13%, 5/15/2021	204,000	208,837
4.50%, 12/1/2028	360,000	409,000
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	200,000	212,566
4.55%, 10/1/2029	200,000	217,940
Security Description	Principal Amount	Value
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	$ 100,000	$ 103,047
3.85%, 2/1/2025	500,000	525,635
3.90%, 3/15/2027	100,000	104,871
4.13%, 6/15/2026	186,000	197,733
4.13%, 5/15/2029	150,000	161,184
Camden Property Trust:
3.15%, 7/1/2029	161,000	167,464
3.35%, 11/1/2049	175,000	175,054
Corporate Office Properties L.P.:
3.60%, 5/15/2023	60,000	61,744
5.00%, 7/1/2025	280,000	303,038
Crown Castle International Corp.:
3.20%, 9/1/2024 (b)	225,000	233,143
3.40%, 2/15/2021	250,000	253,567
3.65%, 9/1/2027	125,000	132,380
3.70%, 6/15/2026	426,000	450,550
3.80%, 2/15/2028	605,000	645,269
4.00%, 3/1/2027	134,000	144,472
4.00%, 11/15/2049	173,000	180,351
4.45%, 2/15/2026	400,000	437,624
4.75%, 5/15/2047	183,000	210,212
5.25%, 1/15/2023	160,000	173,861
CubeSmart L.P.:
3.00%, 2/15/2030	450,000	445,923
4.38%, 12/15/2023	65,000	69,256
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	125,000	125,611
3.45%, 11/15/2029	145,000	145,666
Digital Realty Trust L.P.:
2.75%, 2/1/2023	150,000	151,738
3.60%, 7/1/2029	125,000	130,608
3.70%, 8/15/2027	243,000	258,185
4.45%, 7/15/2028	345,000	381,642
Duke Realty L.P.:
3.25%, 6/30/2026	255,000	264,180
3.38%, 12/15/2027	955,000	996,829
3.75%, 12/1/2024	125,000	132,801
EPR Properties:
3.75%, 8/15/2029	250,000	253,500
4.50%, 6/1/2027	144,000	154,293
Equinix, Inc.:
2.63%, 11/18/2024	160,000	160,661
2.90%, 11/18/2026	115,000	115,392
3.20%, 11/18/2029	115,000	115,511
5.38%, 5/15/2027	385,000	417,875
5.88%, 1/15/2026	196,000	208,448
ERP Operating L.P.:
2.50%, 2/15/2030 (b)	100,000	99,549
2.85%, 11/1/2026	180,000	185,328
3.00%, 4/15/2023	107,000	110,769
3.00%, 7/1/2029	225,000	233,019

191

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 6/1/2025	$ 75,000	$ 79,002
4.00%, 8/1/2047	100,000	110,977
4.15%, 12/1/2028 (b)	248,000	278,256
4.50%, 7/1/2044	105,000	124,853
4.50%, 6/1/2045	160,000	190,141
Essex Portfolio L.P.:
3.00%, 1/15/2030	150,000	151,650
3.50%, 4/1/2025	246,000	258,448
3.63%, 5/1/2027	100,000	105,646
3.88%, 5/1/2024	75,000	79,168
4.00%, 3/1/2029	121,000	131,402
4.50%, 3/15/2048	330,000	378,797
Federal Realty Investment Trust:
3.20%, 6/15/2029	300,000	310,905
3.25%, 7/15/2027	158,000	164,094
4.50%, 12/1/2044	110,000	127,232
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	145,000	148,267
4.00%, 1/15/2030	548,000	561,234
4.38%, 4/15/2021	169,000	171,880
5.25%, 6/1/2025	97,000	106,583
5.30%, 1/15/2029	247,000	274,563
5.38%, 11/1/2023 (b)	306,000	333,736
5.38%, 4/15/2026	191,000	211,385
5.75%, 6/1/2028	229,000	260,137
HCP, Inc.:
3.50%, 7/15/2029	133,000	138,444
4.00%, 6/1/2025	130,000	140,020
4.20%, 3/1/2024	70,000	74,773
4.25%, 11/15/2023	118,000	125,841
6.75%, 2/1/2041	225,000	318,080
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	241,000	249,695
Healthcare Trust of America Holdings L.P.:
3.10%, 2/15/2030	100,000	99,566
3.50%, 8/1/2026	175,000	183,150
Healthpeak Properties, Inc. 3.00%, 1/15/2030	500,000	500,395
Highwoods Realty L.P.:
3.05%, 2/15/2030	100,000	98,710
3.88%, 3/1/2027	210,000	221,117
4.13%, 3/15/2028	325,000	347,656
4.20%, 4/15/2029	75,000	80,741
Hospitality Properties Trust:
4.25%, 2/15/2021	150,000	152,421
4.38%, 2/15/2030	300,000	294,795
4.50%, 6/15/2023 (b)	100,000	103,984
5.00%, 8/15/2022	140,000	147,178
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	275,000	293,510
Series E, 4.00%, 6/15/2025	98,000	104,993
Series H, 3.38%, 12/15/2029	350,000	353,237
Hudson Pacific Properties L.P.:
Security Description	Principal Amount	Value
3.25%, 1/15/2030	$ 150,000	$ 149,124
4.65%, 4/1/2029	115,000	126,440
Kilroy Realty L.P.:
3.05%, 2/15/2030	275,000	272,253
3.45%, 12/15/2024	200,000	208,212
Kimco Realty Corp.:
3.20%, 5/1/2021	200,000	202,784
3.30%, 2/1/2025	571,000	594,308
3.70%, 10/1/2049	200,000	195,040
3.80%, 4/1/2027	108,000	114,543
4.45%, 9/1/2047	130,000	143,116
Liberty Property L.P.:
3.25%, 10/1/2026	50,000	52,250
3.38%, 6/15/2023	100,000	103,914
4.13%, 6/15/2022	100,000	104,550
4.38%, 2/1/2029	220,000	250,312
4.40%, 2/15/2024	63,000	68,136
Life Storage L.P.:
3.50%, 7/1/2026	50,000	51,418
3.88%, 12/15/2027	168,000	177,089
Mid-America Apartments L.P.:
2.75%, 3/15/2030	150,000	148,795
3.60%, 6/1/2027	140,000	149,099
3.95%, 3/15/2029	495,000	540,223
National Retail Properties, Inc.:
3.50%, 10/15/2027	380,000	397,864
3.60%, 12/15/2026	440,000	462,026
4.00%, 11/15/2025	65,000	69,811
Office Properties Income Trust:
4.25%, 5/15/2024	343,000	356,470
4.50%, 2/1/2025	100,000	104,588
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	150,000	152,329
4.50%, 4/1/2027	158,000	170,722
4.75%, 1/15/2028	137,000	150,090
5.25%, 1/15/2026	250,000	278,672
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	156,279
4.30%, 3/15/2027	58,000	61,832
Prologis L.P.:
3.88%, 9/15/2028	128,000	141,059
4.25%, 8/15/2023	361,000	386,519
4.38%, 9/15/2048	115,000	138,217
Public Storage:
3.09%, 9/15/2027	88,000	91,879
3.39%, 5/1/2029	358,000	380,611
Rayonier, Inc. 3.75%, 4/1/2022	100,000	101,219
Realty Income Corp.:
3.25%, 10/15/2022	147,000	151,808
3.25%, 6/15/2029 (b)	321,000	341,656
3.65%, 1/15/2028	169,000	182,348
3.88%, 7/15/2024	60,000	63,972
4.13%, 10/15/2026	136,000	149,041

192

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Regency Centers L.P.:
3.60%, 2/1/2027 (b)	$ 175,000	$ 184,138
4.13%, 3/15/2028	100,000	108,044
4.65%, 3/15/2049	60,000	71,005
Sabra Health Care L.P./Sabra Capital Corp. 3.90%, 10/15/2029	113,000	113,441
Service Properties Trust:
4.35%, 10/1/2024	200,000	205,904
4.75%, 10/1/2026	100,000	103,105
4.95%, 10/1/2029	100,000	101,970
Simon Property Group L.P.:
2.00%, 9/13/2024	200,000	199,328
2.35%, 1/30/2022 (b)	233,000	234,978
2.63%, 6/15/2022	204,000	207,221
2.75%, 6/1/2023	164,000	167,838
3.25%, 11/30/2026	134,000	141,044
3.25%, 9/13/2049	200,000	194,470
3.30%, 1/15/2026	78,000	82,094
3.38%, 10/1/2024	302,000	317,764
3.38%, 6/15/2027	264,000	279,576
3.38%, 12/1/2027 (b)	604,000	643,272
3.50%, 9/1/2025	50,000	53,232
4.25%, 10/1/2044	425,000	479,918
SITE Centers Corp.:
3.63%, 2/1/2025	285,000	294,422
4.70%, 6/1/2027	135,000	146,927
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	35,871
Spirit Realty L.P.:
3.20%, 1/15/2027	150,000	150,345
3.40%, 1/15/2030	150,000	150,627
4.00%, 7/15/2029	135,000	142,001
STORE Capital Corp.:
4.50%, 3/15/2028	100,000	109,229
4.63%, 3/15/2029	105,000	116,292
UDR, Inc.:
3.00%, 8/15/2031	200,000	199,918
3.10%, 11/1/2034 (b)	50,000	49,834
Series GMTN, 3.50%, 1/15/2028	158,000	165,020
Series MTN, 2.95%, 9/1/2026	325,000	329,667
Series MTN, 3.20%, 1/15/2030	252,000	257,438
Series MTN, 4.00%, 10/1/2025	100,000	107,875
Ventas Realty L.P.:
2.65%, 1/15/2025	466,000	469,849
3.00%, 1/15/2030	150,000	149,436
3.25%, 10/15/2026	251,000	257,852
3.75%, 5/1/2024	256,000	269,036
3.85%, 4/1/2027 (b)	375,000	396,769
4.40%, 1/15/2029	175,000	192,621
4.88%, 4/15/2049	258,000	303,862
Security Description	Principal Amount	Value
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	$ 200,000	$ 196,652
3.95%, 8/15/2027	511,000	537,475
4.60%, 2/6/2024	158,000	170,916
Weingarten Realty Investors 3.50%, 4/15/2023	100,000	102,424
Welltower, Inc.:
2.70%, 2/15/2027 (b)	100,000	100,565
3.10%, 1/15/2030	140,000	141,973
3.63%, 3/15/2024	705,000	740,694
4.00%, 6/1/2025	300,000	323,589
4.25%, 4/15/2028	532,000	583,790
Weyerhaeuser Co.:
3.25%, 3/15/2023	142,000	145,470
4.00%, 11/15/2029	470,000	509,753
4.63%, 9/15/2023	101,000	108,773
8.50%, 1/15/2025	329,000	416,498
WP Carey, Inc. 4.25%, 10/1/2026	275,000	294,907
		48,322,146
RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	72,000	77,246
AutoNation, Inc.:
3.35%, 1/15/2021	25,000	25,253
3.80%, 11/15/2027	218,000	220,797
4.50%, 10/1/2025	297,000	320,389
AutoZone, Inc.:
3.13%, 4/18/2024	200,000	208,036
3.13%, 4/21/2026	25,000	25,801
3.70%, 4/15/2022	426,000	441,310
3.75%, 6/1/2027	100,000	106,708
3.75%, 4/18/2029	200,000	214,438
Best Buy Co., Inc. 4.45%, 10/1/2028	232,000	254,497
Costco Wholesale Corp.:
2.30%, 5/18/2022	403,000	407,747
2.75%, 5/18/2024 (b)	114,000	117,862
Darden Restaurants, Inc. 3.85%, 5/1/2027	143,000	150,110
Dollar General Corp. 3.88%, 4/15/2027	213,000	228,594
Dollar Tree, Inc.:
4.00%, 5/15/2025	283,000	302,612
4.20%, 5/15/2028	379,000	407,110
Home Depot, Inc.:
2.13%, 9/15/2026	680,000	678,681
2.63%, 6/1/2022	625,000	636,800
2.70%, 4/1/2023	316,000	323,925
2.80%, 9/14/2027	363,000	377,168
2.95%, 6/15/2029	229,000	238,403
3.00%, 4/1/2026	333,000	348,068
3.25%, 3/1/2022	126,000	130,006
3.35%, 9/15/2025	285,000	304,306

193

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/15/2056	$ 207,000	$ 217,551
3.90%, 6/15/2047	226,000	255,879
4.20%, 4/1/2043	375,000	434,265
4.25%, 4/1/2046	455,000	536,386
4.40%, 4/1/2021	310,000	318,010
4.40%, 3/15/2045	90,000	107,614
4.88%, 2/15/2044	50,000	63,450
5.95%, 4/1/2041	343,000	483,695
Kohl's Corp.:
4.25%, 7/17/2025	238,000	252,975
5.55%, 7/17/2045	640,000	651,469
Lowe's Cos., Inc.:
2.50%, 4/15/2026	445,000	447,545
3.10%, 5/3/2027	490,000	506,782
3.65%, 4/5/2029	248,000	264,973
3.70%, 4/15/2046	450,000	459,162
4.05%, 5/3/2047	300,000	324,105
4.25%, 9/15/2044	200,000	216,788
4.38%, 9/15/2045	210,000	233,234
4.55%, 4/5/2049	275,000	323,848
4.65%, 4/15/2042	590,000	676,459
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (b)	354,000	352,304
3.88%, 1/15/2022	6,000	6,126
4.50%, 12/15/2034	55,000	52,441
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	302,000	306,331
Series MTN, 2.63%, 9/1/2029 (b)	635,000	635,584
Series MTN, 3.38%, 5/26/2025	315,000	332,930
Series MTN, 3.50%, 3/1/2027	333,000	355,338
Series MTN, 3.70%, 1/30/2026 (b)	320,000	343,888
Series MTN, 3.70%, 2/15/2042	347,000	354,877
Series MTN, 4.45%, 3/1/2047	300,000	344,211
Series MTN, 4.45%, 9/1/2048	55,000	63,323
Series MTN, 4.70%, 12/9/2035	220,000	261,600
Series MTN, 6.30%, 10/15/2037	100,000	136,050
Series MTN, 6.30%, 3/1/2038	325,000	442,478
Nordstrom, Inc.:
4.00%, 10/15/2021	105,000	107,743
4.00%, 3/15/2027 (b)	331,000	344,654
4.38%, 4/1/2030 (b)	75,000	76,452
5.00%, 1/15/2044 (b)	140,000	137,194
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	105,871
3.60%, 9/1/2027	108,000	115,471
3.90%, 6/1/2029	200,000	218,626
4.63%, 9/15/2021	310,000	321,346
QVC, Inc.:
4.45%, 2/15/2025 (b)	184,000	190,175
Security Description	Principal Amount	Value
5.13%, 7/2/2022	$ 288,000	$ 302,760
5.45%, 8/15/2034	245,000	234,519
Starbucks Corp.:
2.10%, 2/4/2021	168,000	168,343
2.45%, 6/15/2026 (b)	124,000	125,610
2.70%, 6/15/2022	64,000	65,276
3.10%, 3/1/2023 (b)	100,000	103,229
3.50%, 3/1/2028	100,000	107,289
3.55%, 8/15/2029 (b)	277,000	300,334
3.75%, 12/1/2047	310,000	319,126
3.80%, 8/15/2025	275,000	296,874
4.00%, 11/15/2028 (b)	160,000	177,482
4.30%, 6/15/2045	35,000	38,801
4.45%, 8/15/2049	100,000	115,881
4.50%, 11/15/2048	300,000	347,019
Target Corp.:
2.90%, 1/15/2022	307,000	314,233
3.38%, 4/15/2029 (b)	332,000	360,867
3.63%, 4/15/2046	738,000	807,003
4.00%, 7/1/2042	350,000	402,017
6.35%, 11/1/2032	200,000	277,966
6.50%, 10/15/2037	180,000	267,890
TJX Cos., Inc.:
2.50%, 5/15/2023	330,000	335,957
2.75%, 6/15/2021	250,000	253,108
Walgreen Co. 4.40%, 9/15/2042	187,000	187,868
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	268,000	272,543
3.80%, 11/18/2024 (b)	437,000	454,624
4.65%, 6/1/2046	120,000	120,605
4.80%, 11/18/2044	430,000	437,099
Walmart, Inc.:
2.35%, 12/15/2022	686,000	697,998
2.38%, 9/24/2029	70,000	70,272
2.55%, 4/11/2023	317,000	323,235
2.65%, 12/15/2024 (b)	1,226,000	1,265,355
2.85%, 7/8/2024	875,000	906,850
2.95%, 9/24/2049	150,000	148,542
3.05%, 7/8/2026	377,000	397,113
3.13%, 6/23/2021	378,000	386,082
3.25%, 7/8/2029	222,000	238,759
3.30%, 4/22/2024	314,000	330,193
3.40%, 6/26/2023	433,000	454,957
3.63%, 12/15/2047	205,000	227,146
3.95%, 6/28/2038	605,000	703,155
4.30%, 4/22/2044	421,000	507,191
5.00%, 10/25/2040	100,000	131,220
5.25%, 9/1/2035 (b)	375,000	494,959
5.88%, 4/5/2027	140,000	172,236
6.50%, 8/15/2037	345,000	517,345
		34,092,001

194

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
SAVINGS & LOANS — 0.0% (a)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	$ 100,000	$ 109,540
SEMICONDUCTORS — 0.5%
Analog Devices, Inc.:
2.95%, 1/12/2021	166,000	167,441
3.50%, 12/5/2026 (b)	693,000	728,364
Applied Materials, Inc.:
3.90%, 10/1/2025	70,000	76,408
4.35%, 4/1/2047 (b)	122,000	147,241
5.10%, 10/1/2035	190,000	238,915
5.85%, 6/15/2041 (b)	370,000	506,634
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	286,000	286,134
2.65%, 1/15/2023	300,000	301,737
3.63%, 1/15/2024	206,000	213,350
3.88%, 1/15/2027	1,955,000	2,031,030
Broadcom, Inc.:
3.13%, 4/15/2021 (c)	409,000	413,953
3.13%, 10/15/2022 (c)	1,309,000	1,335,167
3.63%, 10/15/2024 (c)	557,000	578,550
4.75%, 4/15/2029 (b) (c)	650,000	710,781
Intel Corp.:
2.45%, 11/15/2029	500,000	499,330
2.60%, 5/19/2026 (b)	115,000	117,551
2.70%, 12/15/2022	523,000	536,033
3.15%, 5/11/2027	118,000	125,023
3.25%, 11/15/2049	500,000	506,485
3.30%, 10/1/2021	712,000	732,021
3.70%, 7/29/2025	584,000	631,689
3.73%, 12/8/2047 (b)	376,000	413,686
4.00%, 12/15/2032	191,000	221,814
4.10%, 5/11/2047	371,000	428,460
KLA Corp.:
4.10%, 3/15/2029	168,000	183,720
4.13%, 11/1/2021	89,000	92,006
KLA-Tencor Corp. 5.00%, 3/15/2049	360,000	443,135
Lam Research Corp.:
2.80%, 6/15/2021	125,000	126,496
3.75%, 3/15/2026	276,000	296,631
4.00%, 3/15/2029	161,000	177,238
4.88%, 3/15/2049 (b)	165,000	207,433
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	148,000	156,153
4.88%, 6/22/2028	847,000	938,078
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	105,000	108,331
Microchip Technology, Inc. 3.92%, 6/1/2021	250,000	255,430
Micron Technology, Inc.:
4.19%, 2/15/2027	112,000	119,912
Security Description	Principal Amount	Value
4.64%, 2/6/2024	$ 268,000	$ 290,507
4.66%, 2/15/2030 (b)	200,000	220,308
4.98%, 2/6/2026	118,000	131,083
NVIDIA Corp.:
2.20%, 9/16/2021	513,000	515,365
3.20%, 9/16/2026	155,000	162,700
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (c)	138,000	150,326
5.35%, 3/1/2026 (c)	119,000	134,456
5.55%, 12/1/2028 (c)	365,000	427,349
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026 (c)	195,000	206,546
QUALCOMM, Inc.:
2.60%, 1/30/2023 (b)	149,000	151,669
2.90%, 5/20/2024	214,000	220,872
3.00%, 5/20/2022	408,000	418,220
3.25%, 5/20/2027	790,000	831,159
3.45%, 5/20/2025	200,000	211,888
4.65%, 5/20/2035 (b)	276,000	328,807
4.80%, 5/20/2045	336,000	411,368
Texas Instruments, Inc.:
1.85%, 5/15/2022	125,000	125,148
2.75%, 3/12/2021	218,000	220,180
3.88%, 3/15/2039	415,000	471,481
4.15%, 5/15/2048	287,000	342,819
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	51,425
3.00%, 3/15/2021	100,000	101,258
		21,177,294
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	165,609
SOFTWARE — 0.6%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	60,000	60,296
2.60%, 6/15/2022	132,000	133,616
3.40%, 9/15/2026	186,000	195,443
3.40%, 6/15/2027	89,000	93,055
Adobe, Inc. 3.25%, 2/1/2025	217,000	229,191
Autodesk, Inc. 3.50%, 6/15/2027	342,000	358,426
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	250,000	250,497
CA, Inc.:
3.60%, 8/15/2022	117,000	119,759
4.70%, 3/15/2027	180,000	195,534
Citrix Systems, Inc. 4.50%, 12/1/2027	344,000	372,930
Electronic Arts, Inc. 4.80%, 3/1/2026	150,000	168,756

195

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	$ 428,000	$ 442,505
3.50%, 4/15/2023	209,000	217,728
3.75%, 5/21/2029	50,000	54,667
Fiserv, Inc.:
2.75%, 7/1/2024	370,000	377,060
3.20%, 7/1/2026	159,000	165,118
3.50%, 10/1/2022	300,000	311,058
3.50%, 7/1/2029	432,000	454,749
3.85%, 6/1/2025 (b)	314,000	335,672
4.40%, 7/1/2049	355,000	403,766
4.75%, 6/15/2021	165,000	171,537
Microsoft Corp.:
1.55%, 8/8/2021	686,000	684,923
2.00%, 8/8/2023	598,000	601,684
2.13%, 11/15/2022 (b)	166,000	168,025
2.38%, 2/12/2022	486,000	492,673
2.38%, 5/1/2023 (b)	203,000	206,488
2.40%, 2/6/2022	446,000	452,342
2.40%, 8/8/2026	514,000	520,636
2.65%, 11/3/2022	374,000	383,111
2.70%, 2/12/2025	432,000	446,874
3.13%, 11/3/2025	1,214,000	1,284,048
3.30%, 2/6/2027	691,000	739,356
3.45%, 8/8/2036	555,000	608,530
3.50%, 2/12/2035	286,000	315,672
3.50%, 11/15/2042	158,000	172,315
3.63%, 12/15/2023	712,000	757,675
3.70%, 8/8/2046	410,000	462,681
3.75%, 2/12/2045	764,000	867,866
3.95%, 8/8/2056	285,000	336,645
4.10%, 2/6/2037	796,000	940,020
4.20%, 11/3/2035	217,000	257,690
4.25%, 2/6/2047	337,000	413,799
4.45%, 11/3/2045	612,000	767,087
4.50%, 10/1/2040	500,000	621,880
4.50%, 2/6/2057	651,000	843,865
4.75%, 11/3/2055	265,000	354,586
Oracle Corp.:
2.40%, 9/15/2023	485,000	492,789
2.50%, 5/15/2022	850,000	862,835
2.50%, 10/15/2022	231,000	235,225
2.63%, 2/15/2023	385,000	393,162
2.65%, 7/15/2026 (b)	1,326,000	1,357,267
2.95%, 11/15/2024	465,000	483,451
2.95%, 5/15/2025	539,000	561,552
3.25%, 11/15/2027	534,000	565,677
3.40%, 7/8/2024	523,000	551,833
3.80%, 11/15/2037	520,000	567,492
3.85%, 7/15/2036	771,000	847,599
3.90%, 5/15/2035	143,000	159,471
4.00%, 7/15/2046	663,000	736,454
4.00%, 11/15/2047	531,000	592,681
4.13%, 5/15/2045	339,000	382,355
Security Description	Principal Amount	Value
4.30%, 7/8/2034 (b)	$ 399,000	$ 467,249
4.38%, 5/15/2055	234,000	277,533
4.50%, 7/8/2044	225,000	266,006
5.38%, 7/15/2040	250,000	325,567
6.13%, 7/8/2039	173,000	243,340
salesforce.com, Inc.:
3.25%, 4/11/2023	388,000	403,279
3.70%, 4/11/2028	139,000	152,687
VMware, Inc. 3.90%, 8/21/2027 (b)	302,000	315,904
		30,053,242
TELECOMMUNICATIONS — 1.2%
America Movil SAB de CV:
3.13%, 7/16/2022	670,000	686,321
3.63%, 4/22/2029	295,000	312,567
4.38%, 7/16/2042	745,000	836,166
6.13%, 11/15/2037	200,000	264,856
AT&T, Inc.:
2.95%, 7/15/2026	202,000	206,228
3.00%, 6/30/2022	1,353,000	1,382,577
3.55%, 6/1/2024	357,000	375,382
3.60%, 7/15/2025	397,000	420,117
3.80%, 3/1/2024	162,000	171,652
3.80%, 2/15/2027	628,000	672,280
3.88%, 8/15/2021	386,000	397,873
4.00%, 1/15/2022	167,000	173,565
4.05%, 12/15/2023	250,000	267,735
4.10%, 2/15/2028	1,779,000	1,935,356
4.25%, 3/1/2027	1,122,000	1,231,496
4.30%, 2/15/2030	1,005,000	1,116,575
4.30%, 12/15/2042	527,000	564,038
4.35%, 3/1/2029	919,000	1,020,752
4.35%, 6/15/2045	310,000	334,729
4.45%, 4/1/2024	1,026,000	1,110,963
4.50%, 5/15/2035	1,375,000	1,532,547
4.50%, 3/9/2048	272,000	300,593
4.60%, 2/15/2021	697,000	713,149
4.75%, 5/15/2046	1,316,000	1,488,133
4.80%, 6/15/2044	302,000	344,564
4.85%, 3/1/2039	395,000	456,316
4.85%, 7/15/2045	492,000	563,379
4.90%, 6/15/2042	162,000	184,981
5.15%, 3/15/2042	191,000	224,375
5.15%, 11/15/2046	250,000	298,647
5.25%, 3/1/2037	689,000	824,561
5.35%, 9/1/2040	518,000	624,568
5.35%, 12/15/2043	400,000	470,880
5.38%, 10/15/2041	213,000	251,562
5.45%, 3/1/2047	336,000	416,156
5.55%, 8/15/2041	300,000	368,961
6.00%, 8/15/2040	438,000	563,710
6.20%, 3/15/2040	118,000	145,887
6.35%, 3/15/2040	235,000	309,906
6.38%, 3/1/2041	574,000	767,472

196

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Bell Canada, Inc. 4.30%, 7/29/2049	$ 200,000	$ 227,048
British Telecommunications PLC 9.63%, 12/15/2030	456,000	700,981
Cisco Systems, Inc.:
2.20%, 2/28/2021	660,000	663,366
2.50%, 9/20/2026	479,000	489,294
2.60%, 2/28/2023	141,000	144,136
3.00%, 6/15/2022 (b)	415,000	427,334
3.50%, 6/15/2025	306,000	330,134
5.90%, 2/15/2039	854,000	1,198,504
Corning, Inc.:
3.90%, 11/15/2049	300,000	304,467
4.38%, 11/15/2057	400,000	409,768
5.35%, 11/15/2048	128,000	160,438
5.45%, 11/15/2079	144,000	159,156
5.85%, 11/15/2068	300,000	358,470
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	484,000	709,801
9.25%, 6/1/2032 (b)	340,000	540,777
Juniper Networks, Inc.:
3.75%, 8/15/2029	250,000	260,277
4.35%, 6/15/2025 (b)	201,000	217,213
4.50%, 3/15/2024	140,000	151,479
Motorola Solutions, Inc.:
3.75%, 5/15/2022	166,000	171,453
4.60%, 2/23/2028	603,000	654,466
4.60%, 5/23/2029	105,000	115,608
5.50%, 9/1/2044	200,000	221,970
Orange SA:
4.13%, 9/14/2021	369,000	382,837
5.38%, 1/13/2042	86,000	110,891
9.00%, 3/1/2031	695,000	1,078,418
Rogers Communications, Inc.:
2.90%, 11/15/2026	140,000	142,617
3.70%, 11/15/2049	150,000	152,157
4.10%, 10/1/2023 (b)	629,000	673,829
4.35%, 5/1/2049	370,000	413,456
4.50%, 3/15/2043	183,000	204,991
5.00%, 3/15/2044	48,000	58,318
5.45%, 10/1/2043	135,000	170,632
Telefonica Emisiones SA:
4.57%, 4/27/2023	136,000	146,339
5.21%, 3/8/2047	687,000	817,626
5.52%, 3/1/2049	495,000	618,775
7.05%, 6/20/2036	459,000	643,725
Telefonica Emisiones SAU 5.46%, 2/16/2021	453,000	470,255
TELUS Corp.:
2.80%, 2/16/2027	50,000	50,428
3.70%, 9/15/2027	117,000	124,045
4.30%, 6/15/2049 (b)	405,000	453,142
Verizon Communications, Inc.:
2.63%, 8/15/2026	602,000	612,114
Security Description	Principal Amount	Value
3.38%, 2/15/2025 (c)	$ 85,000	$ 89,982
3.50%, 11/1/2024	375,000	397,654
3.88%, 2/8/2029	582,000	642,027
4.13%, 3/16/2027	624,000	692,952
4.13%, 8/15/2046	152,000	171,312
4.27%, 1/15/2036	1,315,000	1,488,738
4.33%, 9/21/2028	2,939,000	3,336,852
4.50%, 8/10/2033	1,135,000	1,327,121
4.75%, 11/1/2041	850,000	1,030,548
4.81%, 3/15/2039	629,000	760,486
5.25%, 3/16/2037	1,077,000	1,351,689
5.50%, 3/16/2047	401,000	543,395
6.55%, 9/15/2043	1,556,000	2,286,573
Vodafone Group PLC:
4.13%, 5/30/2025	338,000	366,950
4.38%, 5/30/2028	471,000	522,061
4.38%, 2/19/2043	764,000	821,216
4.88%, 6/19/2049	350,000	403,434
5.00%, 5/30/2038	758,000	876,627
5.13%, 6/19/2059	350,000	411,575
5.25%, 5/30/2048	730,000	878,139
7.88%, 2/15/2030	187,000	260,154
		58,931,795
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.85%, 2/1/2023 (b)	300,000	313,056
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
2.60%, 11/19/2022	40,000	40,262
3.00%, 11/19/2024	150,000	150,768
3.15%, 5/15/2021	243,000	245,872
3.55%, 11/19/2026	150,000	151,088
3.90%, 11/19/2029	200,000	201,522
5.10%, 5/15/2044 (b)	240,000	240,072
		1,029,584
TRANSPORTATION — 0.6%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	201,000	206,674
3.00%, 4/1/2025	653,000	680,903
3.05%, 9/1/2022	301,000	309,163
3.25%, 6/15/2027	370,000	395,615
3.40%, 9/1/2024	100,000	105,833
3.45%, 9/15/2021	431,000	441,236
3.65%, 9/1/2025	422,000	454,946
3.90%, 8/1/2046	165,000	181,556
4.05%, 6/15/2048	95,000	107,915
4.15%, 12/15/2048	85,000	98,287
4.38%, 9/1/2042	100,000	116,293
4.45%, 3/15/2043 (b)	145,000	169,727
4.55%, 9/1/2044	615,000	733,707
4.70%, 9/1/2045	270,000	330,002
4.90%, 4/1/2044	122,000	151,246

197

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.95%, 9/15/2041	$ 100,000	$ 122,752
7.00%, 12/15/2025	51,000	64,468
Canadian National Railway Co.:
2.75%, 3/1/2026	50,000	51,421
2.85%, 12/15/2021	100,000	101,590
3.20%, 8/2/2046	205,000	211,660
3.65%, 2/3/2048	150,000	165,705
Canadian Pacific Railway Co.:
4.00%, 6/1/2028	450,000	497,880
4.80%, 9/15/2035	216,000	257,377
6.13%, 9/15/2115	111,000	162,999
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	113,000	123,910
CSX Corp.:
2.40%, 2/15/2030	125,000	122,199
2.60%, 11/1/2026	156,000	158,554
3.25%, 6/1/2027	259,000	272,023
3.35%, 9/15/2049	265,000	261,902
3.80%, 3/1/2028	444,000	484,071
3.80%, 11/1/2046	245,000	259,335
3.95%, 5/1/2050	75,000	80,803
4.25%, 3/15/2029	236,000	266,071
4.25%, 11/1/2066	210,000	226,086
4.50%, 3/15/2049	100,000	117,110
4.50%, 8/1/2054	150,000	172,497
4.65%, 3/1/2068	160,000	183,106
4.75%, 11/15/2048	600,000	725,688
6.00%, 10/1/2036	125,000	162,101
6.15%, 5/1/2037	145,000	192,714
FedEx Corp.:
2.63%, 8/1/2022	361,000	365,718
3.10%, 8/5/2029	283,000	283,071
3.20%, 2/1/2025	200,000	207,754
3.25%, 4/1/2026 (b)	337,000	350,325
3.40%, 2/15/2028 (b)	100,000	102,118
4.05%, 2/15/2048	100,000	96,048
4.10%, 2/1/2045	311,000	302,656
4.40%, 1/15/2047	225,000	226,631
4.55%, 4/1/2046	365,000	376,198
4.90%, 1/15/2034	300,000	342,204
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	200,000	214,788
Kansas City Southern:
2.88%, 11/15/2029	125,000	124,923
3.00%, 5/15/2023	230,000	235,069
4.20%, 11/15/2069	145,000	148,967
4.95%, 8/15/2045	115,000	136,436
Kirby Corp. 4.20%, 3/1/2028 (b)	200,000	211,556
Norfolk Southern Corp.:
2.55%, 11/1/2029	150,000	149,394
2.90%, 2/15/2023 (b)	149,000	152,531
2.90%, 6/15/2026	708,000	729,509
3.15%, 6/1/2027	408,000	425,862
3.40%, 11/1/2049	150,000	149,043
Security Description	Principal Amount	Value
3.80%, 8/1/2028	$ 50,000	$ 54,904
4.10%, 5/15/2049	115,000	127,383
4.15%, 2/28/2048	100,000	112,987
4.45%, 6/15/2045	241,000	276,972
4.65%, 1/15/2046	249,000	294,943
4.84%, 10/1/2041	250,000	296,372
5.10%, 8/1/2118	160,000	188,560
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	185,000	185,511
Series MTN, 2.50%, 9/1/2022	65,000	65,445
Series MTN, 2.50%, 9/1/2024	315,000	317,164
Series MTN, 2.80%, 3/1/2022	60,000	60,673
Series MTN, 2.88%, 6/1/2022	40,000	40,722
Series MTN, 2.90%, 12/1/2026	175,000	176,858
Series MTN, 3.45%, 11/15/2021	25,000	25,557
Series MTN, 3.50%, 6/1/2021	56,000	57,102
Series MTN, 3.65%, 3/18/2024 (b)	107,000	112,385
Series MTN, 3.75%, 6/9/2023	150,000	156,505
Union Pacific Corp.:
2.75%, 3/1/2026	205,000	209,375
2.95%, 3/1/2022	175,000	178,794
3.00%, 4/15/2027 (b)	238,000	249,272
3.15%, 3/1/2024	80,000	83,254
3.20%, 6/8/2021	170,000	173,181
3.35%, 8/15/2046	50,000	49,124
3.65%, 2/15/2024 (b)	180,000	189,869
3.70%, 3/1/2029	145,000	157,970
3.75%, 7/15/2025	211,000	226,335
3.80%, 10/1/2051	184,000	195,382
3.84%, 3/20/2060 (c)	90,000	91,373
3.95%, 9/10/2028	625,000	689,869
3.95%, 8/15/2059	140,000	146,782
4.05%, 11/15/2045	135,000	146,374
4.05%, 3/1/2046	30,000	32,459
4.10%, 9/15/2067	710,000	732,819
4.16%, 7/15/2022	401,000	422,113
4.30%, 3/1/2049 (b)	155,000	179,217
4.38%, 11/15/2065	416,000	456,040
6.63%, 2/1/2029	335,000	433,155
Series MTN, 3.55%, 8/15/2039	115,000	119,250
United Parcel Service, Inc.:
2.05%, 4/1/2021	290,000	290,795
2.20%, 9/1/2024	85,000	85,507
2.35%, 5/16/2022	67,000	67,746
2.40%, 11/15/2026 (b)	296,000	298,655
2.45%, 10/1/2022	153,000	155,436
2.50%, 4/1/2023	548,000	555,957
2.50%, 9/1/2029 (b)	98,000	98,388
2.80%, 11/15/2024 (b)	193,000	199,311
3.40%, 3/15/2029	95,000	101,975
3.40%, 11/15/2046	150,000	151,707

198

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 11/15/2047	$ 462,000	$ 496,072
4.88%, 11/15/2040	20,000	24,383
6.20%, 1/15/2038	150,000	210,861
		25,706,769
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	229,000	233,780
3.85%, 3/30/2027	270,000	282,104
4.35%, 2/15/2024	150,000	159,816
4.70%, 4/1/2029	80,000	89,335
4.85%, 6/1/2021	100,000	103,750
		868,785
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	175,000	178,516
3.40%, 3/1/2025	170,000	178,475
3.45%, 6/1/2029	214,000	226,200
3.75%, 9/1/2028	185,000	199,369
3.75%, 9/1/2047	320,000	337,101
4.00%, 12/1/2046	40,000	43,547
4.20%, 9/1/2048 (b)	110,000	124,454
4.30%, 12/1/2042	185,000	208,484
4.30%, 9/1/2045	300,000	341,130
6.59%, 10/15/2037	195,000	276,467
Aqua America, Inc.:
3.57%, 5/1/2029	113,000	119,277
4.28%, 5/1/2049	100,000	111,150
United Utilities PLC 6.88%, 8/15/2028	144,000	173,717
		2,517,887
TOTAL CORPORATE BONDS & NOTES (Cost $1,186,408,494)		1,244,045,225
ASSET-BACKED SECURITIES — 0.4%
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2019-2, Class A3, 2.23%, 1/16/2024	500,000	501,990
Ally Master Owner Trust:
Series 2018-1, Class A2, 2.70%, 1/17/2023	150,000	151,065
Series 2018-2, Class A, 3.29%, 5/15/2023	500,000	508,392
Americredit Automobile Receivables Trust:
Series 2018-3, Class A3, 3.38%, 7/18/2023	400,000	405,728
Series 2018-1, Class C, 3.50%, 1/18/2024	225,000	230,710
Carmax Auto Owner Trust Series 2019-1, Class A3, 3.05%, 3/15/2024	1,500,000	1,525,504
Security Description	Principal Amount	Value
Drive Auto Receivables Trust:
Series 2018-2, Class D, 4.14%, 8/15/2024	$ 350,000	$ 358,042
Series 2019-4, Class C, 2.51%, 11/17/2025	500,000	500,373
Ford Credit Auto Owner Trust:
Series 2019-B3, Class A3, 2.23%, 10/15/2023	300,000	301,332
Series 2019-A3, Class A3, 2.78%, 9/15/2023	250,000	253,246
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, 2.48%, 9/15/2024	300,000	302,663
GM Financial Automobile Leasing Trust Series 2019-3, Class A3, 2.03%, 6/20/2022	500,000	499,703
GM Financial Consumer Automobile Receivables Trust:
Series 2019-33, Class A3, 2.18%, 4/16/2024	500,000	502,274
Series 2019-13, Class A3, 2.97%, 11/16/2023	283,505	287,354
Honda Auto Receivables Owner Trust:
Series 2018-4, Class A3, 3.16%, 1/17/2023	200,000	203,279
Series 2019-1, Class A3, 2.83%, 3/20/2023	500,000	507,649
Hyundai Auto Receivables Trust Series 2019-B, Class A3, 1.94%, 2/15/2024	274,000	273,998
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, 1.94%, 3/15/2024	500,000	500,033
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	115,000	116,577
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	333,334	338,486
Nissan Auto Receivables 2019-B Owner Trust Series 2019-B, Class A3, 2.50%, 11/15/2023	200,000	202,023
Santander Drive Auto Receivables Trust:
Series 2018-1, Class D, 3.32%, 3/15/2024	115,000	116,391
Series 2019-1, Class C, 3.42%, 4/15/2025	111,000	112,807

199

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Toyota Auto Receivables Owner Trust Series 2018-A, Class A4, 2.52%, 5/15/2023	$ 350,000	$ 352,983
Volkswagen Auto Lease Trust Series 2019-A, Class A3, 1.99%, 11/21/2022	500,000	500,034
Volkswagen Auto Loan Enhanced Trust Series 2018-13, Class A3, 3.02%, 11/21/2022	150,000	151,813
World Omni Auto Receivables Trust:
Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	112,243
Series 2018-D3, Class A3, 3.33%, 4/15/2024	150,000	152,466
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3, 3.19%, 12/15/2021	200,000	202,267
		10,171,425
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2019-2, Class A, 2.67%, 11/15/2024	460,000	468,062
Series 2018-4, Class A, 2.99%, 12/15/2023	250,000	253,744
Series 2018-8, Class A, 3.18%, 4/15/2024	137,000	140,070
Series 2019-3, Class A, 2.00%, 4/15/2025	1,500,000	1,499,702
Series 2019-1, 2.87%, 10/15/2024	281,000	287,070
BA Credit Card Trust:
Series 2018-A1, Class A1, 2.70%, 7/17/2023	300,000	302,842
Series 2018-A2, Class A2, 3.00%, 9/15/2023	500,000	507,252
Series 2019-A1, Class A1, 1.74%, 1/15/2025	500,000	498,211
Capital One Multi-Asset Execution Trust:
Series 2019-A2, Class A2, 1.72%, 8/15/2024	679,000	676,734
Series 2017-A6, Class A6, 2.29%, 7/15/2025	500,000	505,641
Series 2019-A1, Class A1, 2.84%, 12/15/2024	566,000	577,440
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	250,000	340,921
Discover Card Execution Note Trust:
Security Description	Principal Amount	Value
Series 2019-A1, Class A1, 3.04%, 7/15/2024	$ 570,000	$ 583,323
Series 2018-A5, Class A5, 3.32%, 3/15/2024	200,000	204,759
Synchrony Card Funding LLC:
Series 2019-A2, Class A, 2.34%, 6/15/2025	250,000	252,127
Series 2019-A1, Class A, 2.95%, 3/15/2025	200,000	203,656
Synchrony Credit Card Master Note Trust:
Series 2016-2, Class A, 2.21%, 5/15/2024	200,000	200,726
Series 2017-2, Class A, 2.62%, 10/15/2025	1,500,000	1,523,419
Series 2018-2, Class A, 3.47%, 5/15/2026	250,000	261,035
		9,286,734
TOTAL ASSET-BACKED SECURITIES (Cost $19,211,630)		19,458,159
FOREIGN GOVERNMENT OBLIGATIONS — 3.6%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.63%, 09/17/2022	615,000	613,813
2.38%, 10/01/2021	500,000	505,685
2.63%, 01/31/2022	200,000	203,678
2.88%, 09/07/2021	75,000	76,450
		1,399,626
CANADA — 0.3%
Canada Government International Bond 2.00%, 11/15/2022	1,115,000	1,126,016
Export Development Canada:
1.38%, 10/21/2021	1,800,000	1,791,198
1.75%, 07/18/2022	200,000	200,460
2.75%, 03/15/2023	150,000	155,022
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	152,105
Province of Alberta Canada:
1.88%, 11/13/2024	750,000	748,395
2.20%, 07/26/2022	250,000	252,575
2.95%, 01/23/2024	300,000	312,282
3.30%, 03/15/2028	400,000	433,596
3.35%, 11/01/2023	400,000	422,524
Province of British Columbia Canada:
2.25%, 06/02/2026	344,000	348,926
Series 10, 1.75%, 09/27/2024	450,000	448,686
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	701,577
Series GX, 2.60%, 04/16/2024	200,000	205,724

200

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Province of New Brunswick Canada 3.63%, 2/24/2028	$ 150,000	$ 164,504
Province of Ontario Canada:
2.00%, 10/02/2029	500,000	492,355
2.20%, 10/03/2022	200,000	202,216
2.25%, 05/18/2022	150,000	151,661
2.30%, 06/15/2026	200,000	202,862
2.40%, 02/08/2022	100,000	101,293
2.50%, 04/27/2026	345,000	354,108
2.55%, 02/12/2021	4,000,000	4,034,120
2.55%, 04/25/2022	170,000	172,972
3.05%, 01/29/2024	350,000	365,834
Province of Quebec Canada:
2.50%, 04/20/2026	100,000	102,746
2.75%, 04/12/2027	350,000	365,673
Series PD, 7.50%, 09/15/2029	405,000	586,059
Series QO, 2.88%, 10/16/2024	1,210,000	1,265,587
		15,861,076
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	550,000	551,447
3.13%, 03/27/2025	200,000	208,314
3.13%, 01/21/2026	700,000	729,155
3.24%, 02/06/2028	305,000	321,238
3.25%, 09/14/2021	200,000	203,776
3.50%, 01/25/2050	320,000	335,370
3.86%, 06/21/2047	550,000	612,804
		2,962,104
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	352,170
3.88%, 04/25/2027	400,000	423,156
4.00%, 02/26/2024	675,000	711,194
4.38%, 07/12/2021	1,850,000	1,909,348
4.50%, 03/15/2029	505,000	560,242
5.00%, 06/15/2045	886,000	1,030,772
5.20%, 05/15/2049	445,000	536,385
5.63%, 02/26/2044	730,000	908,010
6.13%, 01/18/2041	400,000	518,352
		6,949,629
GERMANY — 0.5%
FMS Wertmanagement:
1.38%, 06/08/2021	419,000	417,135
2.75%, 03/06/2023	369,000	381,122
2.75%, 01/30/2024	500,000	519,195
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,325,000	902,603
1.38%, 08/05/2024 (b)	2,500,000	2,460,025
1.50%, 06/15/2021	1,300,000	1,297,075
1.63%, 03/15/2021	1,000,000	999,340
Security Description	Principal Amount	Value
1.75%, 09/15/2021	$ 200,000	$ 200,328
1.75%, 08/22/2022 (b)	650,000	651,541
1.75%, 09/14/2029 (b)	175,000	171,386
2.00%, 11/30/2021	200,000	201,338
2.00%, 09/29/2022	290,000	292,633
2.00%, 10/04/2022	425,000	428,812
2.00%, 05/02/2025	1,745,000	1,764,806
2.13%, 03/07/2022	800,000	808,080
2.13%, 06/15/2022	475,000	480,325
2.13%, 01/17/2023	953,000	965,818
2.38%, 03/24/2021	630,000	635,405
2.38%, 08/25/2021	1,692,000	1,711,830
2.38%, 12/29/2022 (b)	1,034,000	1,055,600
2.50%, 02/15/2022	1,100,000	1,119,151
2.50%, 11/20/2024 (b)	591,000	611,679
2.63%, 04/12/2021	400,000	404,836
2.63%, 01/25/2022	845,000	861,461
2.63%, 02/28/2024	1,230,000	1,273,567
2.88%, 04/03/2028	244,000	261,495
Series GMTN, 3.13%, 12/15/2021 (b)	1,000,000	1,028,540
Landwirtschaftliche Rentenbank:
2.38%, 06/10/2025	470,000	484,020
Series 36, 2.00%, 12/06/2021	115,000	115,730
Series 37, 2.50%, 11/15/2027	500,000	521,345
Series GMTN, 1.75%, 09/24/2021	400,000	400,540
		23,426,761
HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 02/21/2023	208,000	228,303
5.38%, 03/25/2024	1,165,000	1,313,526
6.38%, 03/29/2021	923,000	974,300
7.63%, 03/29/2041	232,000	382,171
		2,898,300
INDONESIA — 0.0% (a)
Indonesia Government International Bond:
2.95%, 01/11/2023	725,000	736,948
3.40%, 09/18/2029	200,000	208,688
3.50%, 01/11/2028	340,000	355,494
3.70%, 10/30/2049	200,000	206,244
4.35%, 01/11/2048	100,000	110,225
4.45%, 02/11/2024	250,000	269,417
4.75%, 02/11/2029	300,000	343,683
5.35%, 02/11/2049	200,000	258,058
		2,488,757
ISRAEL — 0.0% (a)
Israel Government AID Bond 5.50%, 9/18/2033	400,000	547,680
Israel Government International Bond:
2.88%, 03/16/2026	400,000	417,604

201

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 06/30/2023	$ 150,000	$ 155,979
3.25%, 01/17/2028	400,000	429,664
4.00%, 06/30/2022	100,000	105,026
4.13%, 01/17/2048	500,000	576,715
4.50%, 01/30/2043	185,000	221,456
		2,454,124
ITALY — 0.0% (a)
Italy Government International Bond 6.88%, 9/27/2023	547,000	627,650
Republic of Italy Government International Bond:
2.38%, 10/17/2024	850,000	832,736
2.88%, 10/17/2029	550,000	522,242
4.00%, 10/17/2049	400,000	382,412
		2,365,040
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.63%, 10/17/2022	225,000	223,418
1.75%, 10/17/2024	290,000	286,137
1.88%, 07/21/2026	200,000	196,454
2.00%, 10/17/2029	310,000	302,482
2.38%, 11/16/2022	1,300,000	1,316,068
2.50%, 05/23/2024	235,000	239,575
2.75%, 11/16/2027	200,000	207,660
2.88%, 06/01/2027	1,175,000	1,229,438
2.88%, 07/21/2027	300,000	313,866
3.13%, 07/20/2021	240,000	244,790
3.25%, 07/20/2023	515,000	538,175
3.25%, 07/20/2028	250,000	269,873
3.38%, 10/31/2023	400,000	421,108
Series DTC, 2.13%, 02/10/2025	350,000	350,840
Series DTC, 2.25%, 11/04/2026	302,000	303,036
Series DTC, 2.38%, 04/20/2026	160,000	161,976
Series DTC, 2.50%, 05/28/2025	500,000	510,540
Series DTC, 3.38%, 07/31/2023	200,000	209,916
Japan Finance Organization for Municipalities Series DTC, 4.00%, 1/13/2021	280,000	285,900
Japan International Cooperation Agency:
2.75%, 04/27/2027	200,000	206,176
3.38%, 06/12/2028	200,000	216,796
		8,034,224
MEXICO — 0.2%
Mexico Government International Bond:
Security Description	Principal Amount	Value
3.60%, 01/30/2025	$ 1,430,000	$ 1,496,452
3.63%, 03/15/2022	992,000	1,022,434
3.75%, 01/11/2028	500,000	520,080
4.00%, 10/02/2023	855,000	901,042
4.13%, 01/21/2026	600,000	641,004
4.15%, 03/28/2027	729,000	781,634
4.35%, 01/15/2047	400,000	422,372
4.50%, 04/22/2029	200,000	219,762
4.50%, 01/31/2050	745,000	807,029
4.60%, 01/23/2046	370,000	401,739
4.60%, 02/10/2048	400,000	438,152
5.55%, 01/21/2045	113,000	139,174
6.05%, 01/11/2040	475,000	617,571
Series GMTN, 5.75%, 10/12/2110	689,000	815,404
Series MTN, 4.75%, 03/08/2044	1,291,000	1,427,743
Series MTN, 8.30%, 08/15/2031	100,000	148,467
Series MTNA, 6.75%, 09/27/2034	126,000	172,257
Series MTNA, 8.00%, 09/24/2022	100,000	116,762
		11,089,078
PANAMA — 0.1%
Panama Government International Bond:
3.16%, 01/23/2030	760,000	783,780
3.88%, 03/17/2028	200,000	217,542
4.00%, 09/22/2024	550,000	588,643
4.30%, 04/29/2053	500,000	582,655
6.70%, 01/26/2036	405,000	567,879
8.88%, 09/30/2027	550,000	785,582
9.38%, 04/01/2029	200,000	304,958
		3,831,039
PERU — 0.1%
Peruvian Government International Bond:
2.84%, 06/20/2030	300,000	309,681
4.13%, 08/25/2027	700,000	784,406
5.63%, 11/18/2050	340,000	497,172
6.55%, 03/14/2037	299,000	436,917
7.35%, 07/21/2025	245,000	308,991
8.75%, 11/21/2033	150,000	246,891
		2,584,058
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.00%, 02/01/2028	619,000	644,107
3.70%, 02/02/2042	800,000	907,888
3.75%, 01/14/2029	251,000	277,312
3.95%, 01/20/2040	402,000	461,528
4.00%, 01/15/2021	649,000	662,720
4.20%, 01/21/2024	950,000	1,024,262

202

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 01/13/2037	$ 351,000	$ 448,234
6.38%, 10/23/2034	400,000	568,368
7.75%, 01/14/2031	200,000	295,770
9.50%, 02/02/2030	400,000	637,718
9.50%, 02/02/2030	71,000	113,387
10.63%, 03/16/2025	254,000	359,090
		6,400,384
POLAND — 0.1%
Poland Government International Bond:
3.25%, 04/06/2026	490,000	519,718
4.00%, 01/22/2024	405,000	435,829
5.00%, 03/23/2022	937,000	1,001,653
5.13%, 04/21/2021	858,000	894,628
		2,851,828
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
2.38%, 06/25/2024	200,000	201,680
2.63%, 05/26/2026	200,000	201,932
2.75%, 01/25/2022	80,000	81,190
3.25%, 11/10/2025	100,000	105,437
3.25%, 08/12/2026	2,200,000	2,304,566
3.50%, 11/27/2021	215,000	221,003
4.00%, 01/14/2024	300,000	321,051
5.00%, 04/11/2022	200,000	213,110
Korea Development Bank:
2.13%, 10/01/2024	200,000	199,544
2.50%, 01/13/2021	389,000	391,038
3.00%, 09/14/2022	780,000	799,492
3.25%, 02/19/2024	200,000	208,338
3.38%, 09/16/2025	150,000	158,912
3.75%, 01/22/2024	250,000	265,248
4.63%, 11/16/2021	350,000	366,926
Korea International Bond:
2.50%, 06/19/2029	200,000	202,584
2.75%, 01/19/2027	405,000	415,072
3.88%, 09/11/2023	450,000	479,687
4.13%, 06/10/2044	161,000	197,130
5.63%, 11/03/2025	100,000	118,772
		7,452,712
SUPRANATIONAL — 1.4%
African Development Bank:
Series GDIF, 1.25%, 07/26/2021	181,000	179,834
Series GDIF, 2.13%, 11/16/2022 (b)	306,000	309,755
Series GDIF, 2.38%, 09/23/2021	60,000	60,715
Series GDIF, 2.63%, 03/22/2021	210,000	212,386
Series GMTN, 1.63%, 09/16/2022 (b)	835,000	834,081
Series GMTN, 3.00%, 12/06/2021 (b)	545,000	558,843
Security Description	Principal Amount	Value
Asian Development Bank:
1.50%, 10/18/2024 (b)	$ 1,892,000	$ 1,871,037
2.63%, 01/30/2024	1,050,000	1,086,382
5.82%, 06/16/2028	421,000	535,925
6.22%, 08/15/2027	175,000	221,582
Series GMTN, 1.63%, 03/16/2021	325,000	324,831
Series GMTN, 1.75%, 06/08/2021	555,000	555,660
Series GMTN, 1.75%, 09/13/2022	880,000	881,998
Series GMTN, 1.75%, 08/14/2026	50,000	49,552
Series GMTN, 1.75%, 09/19/2029	273,000	267,174
Series GMTN, 1.88%, 02/18/2022	530,000	532,337
Series GMTN, 2.00%, 02/16/2022	1,335,000	1,344,652
Series GMTN, 2.00%, 01/22/2025	150,000	151,722
Series GMTN, 2.00%, 04/24/2026	400,000	403,068
Series GMTN, 2.25%, 01/20/2021	340,000	342,054
Series GMTN, 2.75%, 03/17/2023	820,000	847,339
Series GMTN, 3.13%, 09/26/2028	250,000	273,555
Series MTN, 1.88%, 07/19/2022	1,000,000	1,005,290
Asian Infrastructure Investment Bank 2.25%, 5/16/2024	400,000	408,032
Corp. Andina de Fomento:
2.13%, 09/27/2021	581,000	579,751
2.75%, 01/06/2023	37,000	37,381
3.75%, 11/23/2023	175,000	183,626
4.38%, 06/15/2022	1,305,000	1,366,309
Council Of Europe Development Bank:
1.75%, 09/26/2022	250,000	250,568
2.50%, 02/27/2024	240,000	247,078
2.63%, 02/13/2023	374,000	384,704
European Bank for Reconstruction & Development:
1.63%, 09/27/2024 (b)	200,000	198,670
Series GMTN, 1.88%, 02/23/2022 (b)	745,000	748,129
Series GMTN, 2.13%, 03/07/2022	255,000	257,394
Series GMTN, 2.75%, 04/26/2021	200,000	202,712
Series GMTN, 2.75%, 03/07/2023	600,000	619,908
European Investment Bank:

203

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 09/06/2022	$ 1,535,000	$ 1,523,887
1.63%, 06/15/2021 (b)	250,000	249,920
1.63%, 10/09/2029	330,000	319,872
1.88%, 02/10/2025 (b)	1,573,000	1,582,202
2.00%, 12/15/2022 (b)	900,000	908,685
2.13%, 04/13/2026 (b)	400,000	406,332
2.25%, 03/15/2022 (b)	1,042,000	1,055,358
2.25%, 08/15/2022 (b)	1,335,000	1,355,199
2.25%, 06/24/2024 (b)	250,000	255,435
2.38%, 06/15/2022 (b)	792,000	805,702
2.50%, 04/15/2021	270,000	272,854
2.50%, 03/15/2023	214,000	219,523
2.50%, 10/15/2024 (b)	900,000	930,807
2.63%, 05/20/2022	255,000	260,771
2.63%, 03/15/2024	775,000	802,698
2.88%, 12/15/2021	436,000	446,281
3.25%, 01/29/2024 (b)	1,181,000	1,251,069
4.00%, 02/16/2021	450,000	461,398
Series GMTN, 2.38%, 05/13/2021 (b)	312,000	315,026
Series GMTN, 2.88%, 08/15/2023	1,550,000	1,614,340
Series GMTN, 3.13%, 12/14/2023	175,000	184,553
Inter-American Development Bank:
1.25%, 09/14/2021	400,000	397,372
1.88%, 03/15/2021	1,400,000	1,403,430
1.88%, 07/23/2021	200,000	200,684
2.00%, 07/23/2026	200,000	201,440
2.13%, 01/15/2025	400,000	406,800
2.25%, 06/18/2029	250,000	255,910
2.38%, 07/07/2027	240,000	247,855
2.50%, 01/18/2023	187,000	191,538
2.63%, 01/16/2024	850,000	879,163
3.00%, 10/04/2023	325,000	340,701
3.00%, 02/21/2024	504,000	529,034
4.38%, 01/24/2044	225,000	299,776
Series GMTN, 1.75%, 04/14/2022	1,125,000	1,127,059
Series GMTN, 1.75%, 09/14/2022	1,321,000	1,323,906
Series GMTN, 2.13%, 01/18/2022	500,000	504,770
Series GMTN, 2.63%, 04/19/2021	571,000	578,103
Series GMTN, 3.00%, 09/26/2022	1,000,000	1,035,470
Series GMTN, 3.88%, 10/28/2041	169,000	207,579
International Bank for Reconstruction & Development:
1.75%, 04/19/2023	250,000	250,643
2.00%, 01/26/2022	1,150,000	1,157,912
2.13%, 07/01/2022	750,000	758,625
Security Description	Principal Amount	Value
2.13%, 02/13/2023	$ 850,000	$ 862,427
2.50%, 03/19/2024	410,000	422,747
3.00%, 09/27/2023	271,000	283,929
Series GDIF, 1.38%, 05/24/2021	1,040,000	1,035,913
Series GDIF, 1.38%, 09/20/2021	200,000	199,062
Series GDIF, 1.50%, 08/28/2024	1,450,000	1,434,064
Series GDIF, 1.63%, 03/09/2021	775,000	774,597
Series GDIF, 1.63%, 02/10/2022	450,000	449,689
Series GDIF, 1.75%, 10/23/2029	1,750,000	1,712,952
Series GDIF, 1.88%, 06/19/2023	1,250,000	1,258,625
Series GDIF, 2.13%, 12/13/2021 (b)	1,000,000	1,009,250
Series GDIF, 2.13%, 03/03/2025	360,000	366,422
Series GDIF, 2.25%, 06/24/2021	1,035,000	1,043,891
Series GDIF, 2.50%, 07/29/2025	1,695,000	1,758,393
Series GDIF, 3.13%, 11/20/2025 (b)	200,000	214,762
Series GMTN, 4.75%, 02/15/2035	1,250,000	1,632,550
International Finance Corp.:
Series GMTN, 1.13%, 07/20/2021	340,000	337,294
Series GMTN, 1.38%, 10/16/2024	675,000	663,748
Series GMTN, 2.00%, 10/24/2022 (b)	234,000	236,230
Series GMTN, 2.25%, 01/25/2021	975,000	980,840
Series GMTN, 2.88%, 07/31/2023	160,000	166,642
Nordic Investment Bank:
1.38%, 10/17/2022	500,000	495,900
2.25%, 02/01/2021 (b)	260,000	261,469
2.25%, 09/30/2021	150,000	151,439
2.25%, 05/21/2024	585,000	597,069
2.88%, 07/19/2023	300,000	312,228
		64,515,848
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
1.63%, 11/14/2022	345,000	344,127
Series GMTN, 1.63%, 09/12/2021	1,100,000	1,098,603
Series GMTN, 1.75%, 03/10/2021 (b)	250,000	250,015
Series GMTN, 3.13%, 11/08/2021 (b)	200,000	205,128

204

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.38%, 04/09/2021	$ 215,000	$ 216,679
		2,114,552
UNITED KINGDOM — 0.0% (a)
Ukraine Government AID Bonds 1.47%, 9/29/2021	200,000	199,384
URUGUAY — 0.1%
Uruguay Government International Bond:
4.13%, 11/20/2045	250,000	268,562
4.38%, 10/27/2027	200,000	220,642
4.38%, 01/23/2031	155,000	173,276
4.50%, 08/14/2024	395,000	426,861
4.98%, 04/20/2055	835,000	986,035
5.10%, 06/18/2050	506,000	608,526
7.63%, 03/21/2036	200,000	295,940
8.00%, 11/18/2022	500,000	557,305
		3,537,147
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $168,236,322)		173,415,671
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.7%
Federal Home Loan Bank:
1.13%, 7/14/2021 (b)	4,885,000	4,849,877
1.38%, 2/18/2021	700,000	698,180
1.63%, 11/19/2021	680,000	680,340
1.63%, 12/20/2021	1,965,000	1,965,491
1.88%, 11/29/2021	450,000	452,349
2.13%, 6/9/2023	1,000,000	1,016,030
2.63%, 12/10/2021	130,000	132,495
3.00%, 10/12/2021 (b)	400,000	409,708
3.25%, 11/16/2028 (b)	370,000	405,039
5.50%, 7/15/2036	1,240,000	1,740,266
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	197,000	195,489
2.38%, 2/16/2021	5,000,000	5,042,350
2.38%, 1/13/2022	4,240,000	4,302,286
2.50%, 9/1/2028	185,536	187,890
2.50%, 10/1/2029	493,530	499,865
2.50%, 1/1/2031	599,131	606,949
2.50%, 5/1/2031	1,863,332	1,888,271
2.50%, 6/1/2031	717,418	727,020
2.50%, 11/1/2032	1,836,736	1,860,351
2.50%, 12/1/2032	1,428,489	1,446,855
2.50%, 2/1/2033	2,943,859	2,981,708
2.50%, 3/1/2033	5,095,902	5,158,571
2.50%, 9/1/2046	1,900,888	1,894,618
2.75%, 6/19/2023 (b)	645,000	669,568
3.00%, 11/1/2027	1,901,058	1,954,266
Security Description	Principal Amount	Value
3.00%, 2/1/2029	$ 342,855	$ 352,812
3.00%, 7/1/2029	340,149	349,927
3.00%, 9/1/2029	525,765	540,880
3.00%, 4/1/2030	508,926	524,262
3.00%, 12/1/2030	1,313,403	1,352,981
3.00%, 2/1/2031	2,876,412	2,957,470
3.00%, 5/1/2031	1,057,580	1,087,985
3.00%, 9/1/2032	3,137,031	3,229,933
3.00%, 1/1/2033	1,276,375	1,314,174
3.00%, 4/1/2033	7,381,414	7,609,875
3.00%, 5/1/2033	6,763,254	6,952,160
3.00%, 5/1/2035	2,933,587	3,024,452
3.00%, 7/1/2035	563,374	580,824
3.00%, 4/1/2036	1,183,981	1,216,879
3.00%, 8/1/2036	1,893,731	1,949,627
3.00%, 3/1/2043	947,733	975,646
3.00% 4/1/2043	1,734,637	1,785,727
3.00% 7/1/2043	624,549	642,943
3.00%, 8/1/2043	276,895	285,050
3.00%, 9/1/2043	349,949	360,256
3.00%, 10/1/2043	286,077	294,502
3.00%, 6/1/2045	1,249,508	1,282,156
3.00% 8/1/2045	3,445,835	3,544,098
3.00%, 4/1/2046	2,132,356	2,183,807
3.00%, 9/1/2046	1,439,452	1,474,184
3.00%, 10/1/2046	7,910,731	8,101,607
3.00%, 11/1/2046	1,379,205	1,412,483
3.00% 12/1/2046	5,836,999	5,977,838
3.00%, 2/1/2047	3,807,523	3,899,394
3.00%, 7/1/2047	8,989,663	9,200,884
3.00%, 12/1/2047	10,442,887	10,657,608
3.00%, 1/1/2048	2,794,515	2,851,974
3.00%, 2/1/2048	6,368,350	6,499,292
3.00%, 3/1/2048	301,733	307,937
3.00%, 10/1/2049	7,897,367	8,011,421
3.50%, 5/1/2026	453,020	470,656
3.50%, 1/1/2029	117,513	122,195
3.50%, 11/1/2029	380,353	395,645
3.50%, 2/1/2030	181,173	189,446
3.50%, 3/1/2032	436,063	457,353
3.50%, 6/1/2033	1,430,189	1,483,547
3.50%, 1/1/2034	3,891,361	4,036,541
3.50%, 3/1/2038	1,608,158	1,677,501
3.50%, 10/1/2041	220,157	232,001
3.50%, 4/1/2043	339,970	357,871
3.50% 5/1/2043	605,806	637,877
3.50% 8/1/2043	1,350,498	1,422,482
3.50%, 6/1/2044	352,139	369,070
3.50%, 8/1/2044	688,607	721,715
3.50%, 10/1/2044	399,192	418,385
3.50%, 11/1/2044	625,566	655,643
3.50%, 12/1/2044	640,450	671,242
3.50%, 1/1/2045	645,420	676,452
3.50%, 2/1/2045	873,127	915,107
3.50% 7/1/2045	8,436,285	8,874,903

205

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/1/2045	$ 862,197	$ 901,718
3.50% 12/1/2045	1,313,049	1,376,995
3.50%, 3/1/2046	1,840,278	1,919,869
3.50%, 5/1/2046	840,922	877,292
3.50%, 8/1/2046	4,427,654	4,630,604
3.50%, 9/1/2046	9,794,568	10,218,176
3.50%, 12/1/2046	1,178,390	1,229,354
3.50%, 4/1/2047	178,065	185,063
3.50%, 9/1/2047	8,458,497	8,790,926
3.50%, 10/1/2047	1,178,637	1,224,959
3.50%, 11/1/2047	464,592	482,851
3.50%, 12/1/2047	1,093,124	1,136,085
3.50%, 1/1/2048	2,721,228	2,828,176
3.50%, 2/1/2048	8,574,559	8,911,550
3.50%, 5/1/2048	5,919,232	6,104,561
3.50%, 7/1/2048	2,573,217	2,653,783
3.50%, 11/1/2048	6,572,957	6,778,754
3.50%, 6/1/2049	8,743,665	8,992,079
4.00%, 4/1/2024	39,516	41,264
4.00%, 5/1/2025	31,840	33,259
4.00%, 6/1/2025	74,530	77,852
4.00%, 8/1/2025	18,212	19,024
4.00%, 9/1/2025	17,960	18,761
4.00%, 6/1/2026	185,364	193,791
4.00%, 7/1/2029	4,960,192	5,178,924
4.00%, 10/1/2040	230,813	247,543
4.00%, 12/1/2041	731,472	783,173
4.00%, 4/1/2042	490,354	525,012
4.00%, 6/1/2042	1,010,469	1,082,290
4.00%, 12/1/2043	236,188	252,115
4.00% 5/1/2044	603,259	642,001
4.00%, 7/1/2044	921,109	980,264
4.00%, 12/1/2044	309,817	329,714
4.00%, 4/1/2045	696,098	738,324
4.00%, 5/1/2045	3,105,593	3,325,098
4.00%, 10/1/2045	1,084,721	1,150,522
4.00%, 1/1/2046	781,286	828,680
4.00%, 3/1/2046	587,194	627,180
4.00%, 1/1/2047	10,926,106	11,523,583
4.00%, 9/1/2047	620,080	652,300
4.00%, 11/1/2047	3,953,683	4,159,123
4.00%, 12/1/2047	1,496,409	1,574,165
4.00%, 1/1/2048	2,307,724	2,427,638
4.00%, 4/1/2048	3,983,660	4,155,448
4.00% 5/1/2048	7,571,996	7,891,974
4.00%, 7/1/2048	5,709,405	5,949,419
4.00%, 10/1/2048	10,088,866	10,523,928
4.00%, 12/1/2048	5,088,785	5,302,709
4.00%, 9/1/2049	3,805,325	3,958,209
4.50%, 10/1/2024	12,436	12,629
4.50%, 2/1/2039	2,186	2,384
4.50%, 6/1/2039	165,565	180,511
4.50%, 12/1/2039	139,470	152,060
4.50%, 6/1/2040	3,011	3,273
4.50%, 12/1/2040	504,400	548,205
Security Description	Principal Amount	Value
4.50%, 4/1/2041	$ 6,537	$ 7,105
4.50%, 7/1/2041	358,543	389,693
4.50%, 8/1/2041	27,392	29,772
4.50%, 9/1/2041	138,018	150,009
4.50%, 10/1/2041	978,631	1,063,619
4.50%, 10/1/2043	15,617	16,932
4.50%, 8/1/2044	18,439	19,931
4.50%, 9/1/2044	415,494	449,103
4.50%, 4/1/2047	211,877	225,702
4.50%, 10/1/2047	191,957	204,483
4.50%, 12/1/2047	598,846	637,921
4.50% 1/1/2048	2,116,039	2,254,111
4.50%, 5/1/2048	2,330,850	2,457,819
4.50%, 7/1/2048	2,695,827	2,844,530
4.50%, 12/1/2048	2,058,370	2,176,131
4.50%, 3/1/2049	3,061,244	3,230,103
4.50%, 7/1/2049	13,060,774	13,800,582
5.00%, 11/1/2035	16,317	18,085
5.00% 12/1/2036	3,470	3,844
5.00% 2/1/2038	261,058	288,621
5.00% 3/1/2038	186,728	206,445
5.00%, 6/1/2038	43,781	48,399
5.00% 11/1/2038	354,590	392,040
5.00%, 1/1/2039	52,238	57,748
5.00%, 2/1/2039	120,204	132,883
5.00%, 3/1/2039	376,627	415,932
5.00%, 10/1/2039	35,006	38,698
5.00%, 7/1/2048	2,975,622	3,193,536
5.00%, 9/1/2048	622,700	668,303
5.00%, 11/1/2048	3,459,071	3,710,115
5.00%, 3/1/2049	1,422,346	1,522,351
5.50%, 2/1/2022	2,107	2,155
5.50%, 11/1/2026	34,993	38,011
5.50%, 6/1/2027	9,555	10,373
5.50%, 4/1/2028	15,707	17,061
5.50%, 7/1/2028	24,217	26,305
5.50%, 7/1/2033	738	827
5.50% 1/1/2037	122,480	137,206
5.50%, 9/1/2037	1,260	1,410
5.50%, 11/1/2037	6,681	7,477
5.50%, 1/1/2038	57,124	63,930
5.50%, 4/1/2038	205,381	229,842
5.50% 7/1/2038	287,714	321,980
5.50%, 10/1/2038	5,174	5,790
5.50%, 11/1/2038	7,687	8,602
6.00%, 8/1/2031	7,873	8,852
6.00%, 3/1/2036	9,175	10,566
6.00%, 8/1/2036	53,718	61,558
6.00%, 1/1/2037	5,024	5,747
6.00%, 12/1/2037	4,934	5,657
6.00%, 10/1/2038	3,895	4,266
6.00%, 3/1/2040	2,761	3,178
6.00%, 5/1/2040	525,723	602,770
6.25%, 7/15/2032 (b)	2,726,000	3,922,360
6.50%, 11/1/2037	56,919	66,022

206

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 2/1/2038	$ 9,787	$ 10,720
6.50%, 9/1/2038	143,792	167,890
6.50%, 9/1/2039	75,506	87,624
6.75%, 3/15/2031	601,000	870,633
Series K015, Class A2, 3.23%, 7/25/2021	958,778	968,078
Series K029, Class A1, 2.84%, 10/25/2022	234,256	235,910
Series K037, Class A2, 3.49%, 1/25/2024	1,000,000	1,051,617
Series K040, Class A2, 3.24%, 9/25/2024	700,000	734,058
Series K041, Class A2, 3.17%, 10/25/2024	750,000	784,685
Series K049, Class A2, 3.01%, 7/25/2025	350,000	364,424
Series K053, Class A2, 3.00%, 12/25/2025	350,000	364,459
Series K055, Class A2, 2.67%, 3/25/2026	1,000,000	1,023,771
Series K064, Class A2, 3.22%, 3/25/2027	800,000	845,994
Series K067, Class AM, 3.28%, 8/25/2027	500,000	528,068
Series K069, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,583,711
Series K070, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,594,274
Series K072, Class A2, 3.44%, 12/25/2027	2,010,000	2,156,228
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,273,097
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,455,969
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	882,583
Series K087, Class A2, 3.77%, 12/25/2028	270,000	296,199
Series K092, Class A2, 3.30%, 4/25/2029	500,000	533,165
Series K093, Class A2, 2.98%, 5/25/2029	500,000	521,971
Series K094, Class A2, 2.90%, 6/25/2029	531,291	552,161
Series K101, Class A2, 2.52%, 10/25/2029	500,000	503,762
Series K723, Class A2, 2.45%, 8/25/2023	650,000	658,047
Series K730, Class A2, 3.59%, 1/25/2025 (d)	1,000,000	1,060,399
Series K735, Class A2, 2.86%, 5/25/2026	500,000	516,329
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	4,997,831
Series K030, Class A2, VRN, 3.25%, 4/25/2023 (d)	1,000,000	1,035,856
Security Description	Principal Amount	Value
Series K159, Class A3, VRN, 3.95%, 11/25/2033 (d)	$ 666,667	$ 750,848
Federal National Mortgage Association:
1.25%, 5/6/2021 (b)	454,000	451,880
1.25%, 8/17/2021	1,656,000	1,646,826
1.38%, 2/26/2021 (b)	1,160,000	1,157,042
1.38%, 10/7/2021	412,000	410,331
1.38%, 9/6/2022 (b)	3,000,000	2,980,020
1.63%, 10/15/2024 (b)	550,000	547,536
1.88%, 4/5/2022	205,000	206,380
1.88%, 9/24/2026 (b)	924,000	922,494
2.00%, 1/5/2022	2,220,000	2,237,471
2.00%, 10/5/2022 (b)	1,200,000	1,211,856
2.13%, 4/24/2026 (b)	460,000	466,974
2.50%, 7/1/2028	551,547	558,238
2.50% 8/1/2028	1,653,796	1,673,861
2.50%, 10/1/2028	384,299	388,962
2.50%, 3/1/2029	1,409,454	1,425,894
2.50%, 2/1/2030	608,392	615,858
2.50%, 5/1/2030	981,472	993,731
2.50% 7/1/2030	5,332,415	5,397,231
2.50%, 2/1/2031	1,182,245	1,197,012
2.50%, 8/1/2031	2,801,240	2,837,161
2.50%, 6/1/2032	7,249,273	7,342,231
2.50%, 12/1/2032	2,298,052	2,326,334
2.50%, 1/1/2033	3,394,040	3,435,810
2.50%, 10/1/2042	386,412	387,496
2.63%, 9/6/2024	2,395,000	2,493,961
2.75%, 6/22/2021	1,000,000	1,016,500
2.88%, 9/12/2023	1,350,000	1,409,751
3.00%, 8/1/2027	319,366	327,857
3.00%, 11/1/2028	635,390	654,245
3.00%, 6/1/2029	179,777	185,066
3.00% 8/1/2029	921,057	947,008
3.00%, 9/1/2029	355,879	365,906
3.00%, 6/1/2030	548,133	564,328
3.00%, 9/1/2030	95,645	98,471
3.00%, 11/1/2030	220,336	226,846
3.00%, 12/1/2030	734,583	756,287
3.00%, 6/1/2032	4,831,041	4,971,491
3.00%, 10/1/2032	1,412,169	1,453,230
3.00%, 1/1/2033	994,478	1,023,394
3.00%, 2/1/2033	2,262,800	2,328,594
3.00%, 2/1/2034	3,658,860	3,758,731
3.00%, 2/1/2035	399,711	411,509
3.00%, 3/1/2035	323,848	333,661
3.00%, 2/1/2036	854,616	880,514
3.00%, 11/1/2036	2,013,909	2,068,688
3.00%, 1/1/2037	2,199,643	2,259,474
3.00%, 9/1/2037	2,131,992	2,186,887
3.00%, 1/1/2038	3,313,633	3,398,953
3.00%, 12/1/2042	517,973	533,648
3.00%, 1/1/2043	997,556	1,027,745
3.00%, 3/1/2043	1,083,051	1,114,254

207

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2043	$ 278,226	$ 286,242
3.00% 5/1/2043	2,886,527	2,969,690
3.00% 6/1/2043	2,034,816	2,093,441
3.00% 7/1/2043	1,851,555	1,904,900
3.00%, 8/1/2043	837,840	863,196
3.00%, 2/1/2044	8,356,768	8,597,534
3.00%, 5/1/2045	6,921,300	7,120,709
3.00%, 8/1/2045	11,098,297	11,418,049
3.00%, 9/1/2045	947,495	971,656
3.00% 11/1/2045	2,139,438	2,193,992
3.00%, 5/1/2046	2,121,889	2,171,757
3.00%, 8/1/2046	2,349,248	2,404,459
3.00%, 9/1/2046	2,276,370	2,329,868
3.00%, 10/1/2046	845,429	865,298
3.00% 11/1/2046	6,780,000	6,965,313
3.00% 1/1/2047	6,801,279	6,961,119
3.00% 3/1/2047	7,984,856	8,187,572
3.00%, 7/1/2047	5,696,817	5,830,702
3.00%, 12/1/2047	11,528,867	11,799,814
3.00%, 2/1/2048	7,555,702	7,706,566
3.00%, 1/1/2050	7,475,000	7,582,954
3.50%, 10/1/2025	109,589	113,870
3.50%, 11/1/2025	134,960	140,232
3.50%, 3/1/2026	83,949	87,171
3.50%, 1/1/2027	430,514	447,333
3.50%, 5/1/2029	179,062	186,149
3.50%, 1/1/2030	303,018	315,011
3.50%, 3/1/2031	801,907	833,269
3.50%, 6/1/2033	2,996,375	3,106,886
3.50%, 6/1/2034	705,037	737,884
3.50%, 7/1/2034	1,311,768	1,372,881
3.50%, 11/1/2034	4,489,195	4,698,340
3.50%, 2/1/2037	673,066	702,689
3.50%, 2/1/2038	411,386	434,039
3.50%, 4/1/2038	2,914,688	3,026,250
3.50%, 5/1/2038	1,084,761	1,126,281
3.50%, 12/1/2040	776,617	818,213
3.50%, 1/1/2042	204,056	215,411
3.50%, 3/1/2042	429,106	451,720
3.50%, 5/1/2042	1,605,805	1,690,316
3.50%, 8/1/2042	593,358	624,586
3.50%, 10/1/2042	654,589	689,039
3.50%, 1/1/2043	214,489	225,777
3.50%, 5/1/2043	218,187	229,671
3.50%, 7/1/2043	794,403	836,214
3.50%, 1/1/2044	776,689	817,568
3.50%, 10/1/2044	560,899	587,504
3.50% 1/1/2045	948,506	993,496
3.50% 2/1/2045	20,428,752	21,503,884
3.50%, 4/1/2045	1,085,185	1,134,257
3.50% 8/1/2045	2,259,581	2,365,802
3.50% 11/1/2045	6,522,874	6,817,834
3.50% 12/1/2045	5,013,236	5,239,931
3.50%, 1/1/2046	1,684,257	1,760,418
3.50% 2/1/2046	5,744,505	5,999,605
Security Description	Principal Amount	Value
3.50%, 10/1/2046	$ 2,125,326	$ 2,215,924
3.50%, 2/1/2047	682,365	711,453
3.50% 5/1/2047	6,092,907	6,352,635
3.50%, 7/1/2047	3,068,055	3,229,535
3.50%, 10/1/2047	770,429	800,208
3.50% 11/1/2047	32,313,856	33,639,641
3.50% 1/1/2048	9,251,703	9,609,298
3.50% 2/1/2048	11,641,442	12,099,782
3.50%, 6/1/2048	5,657,387	5,830,852
3.50%, 8/1/2048	779,284	803,178
3.50%, 9/1/2048	2,442,767	2,519,353
3.50%, 7/1/2049	12,422,729	12,780,050
3.50%, 8/1/2049	8,633,562	8,881,893
4.00%, 1/1/2020	1	1
4.00%, 4/1/2024	60,267	62,903
4.00%, 1/1/2025	55,326	57,746
4.00%, 3/1/2026	47,778	49,927
4.00%, 12/1/2034	384,930	409,856
4.00%, 3/1/2037	1,246,655	1,307,646
4.00%, 3/1/2038	1,534,956	1,608,278
4.00%, 6/1/2038	1,129,544	1,183,497
4.00%, 9/1/2040	4,848,648	5,197,058
4.00% 12/1/2040	1,081,251	1,158,946
4.00%, 3/1/2041	841,548	900,500
4.00%, 12/1/2041	873,420	934,604
4.00%, 1/1/2042	246,543	263,814
4.00%, 2/1/2042	219,032	234,376
4.00%, 10/1/2043	586,996	626,629
4.00%, 12/1/2043	80,806	86,262
4.00%, 5/1/2044	1,794,109	1,923,029
4.00%, 6/1/2044	521,007	554,148
4.00% 7/1/2044	3,152,200	3,343,390
4.00%, 9/1/2044	442,918	471,091
4.00% 10/1/2044	673,422	716,257
4.00%, 12/1/2044	603,036	641,394
4.00%, 1/1/2045	1,490,659	1,595,636
4.00%, 3/1/2045	493,539	523,162
4.00%, 5/1/2045	802,471	850,637
4.00%, 6/1/2045	1,284,179	1,365,865
4.00%, 7/1/2045	797,678	845,556
4.00%, 9/1/2045	1,143,322	1,211,947
4.00%, 12/1/2045	666,416	706,416
4.00%, 2/1/2046	230,113	243,925
4.00%, 4/1/2046	922,929	973,339
4.00%, 11/1/2046	660,769	696,861
4.00% 4/1/2047	16,916,760	17,795,477
4.00%, 7/1/2047	335,874	353,125
4.00%, 8/1/2047	1,380,017	1,450,901
4.00%, 12/1/2047	13,206,538	13,884,883
4.00%, 1/1/2048	4,996,944	5,253,609
4.00%, 2/1/2048	2,241,319	2,356,443
4.00%, 5/1/2048	363,941	379,002
4.00%, 6/1/2048	5,045,426	5,254,218
4.00%, 7/1/2048	2,896,743	3,023,200
4.00%, 8/1/2048	5,057,183	5,266,461

208

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2048	$ 6,293,682	$ 6,554,129
4.00% 11/1/2048	5,541,147	5,779,994
4.00%, 3/1/2049	1,804,995	1,877,513
4.00%, 5/1/2049	4,953,750	5,152,773
4.00%, 7/1/2049	5,464,578	5,684,123
4.50% 4/1/2023	117,219	120,644
4.50%, 8/1/2023	213	217
4.50%, 4/1/2031	224,348	239,839
4.50%, 4/1/2039	486,098	529,646
4.50%, 4/1/2040	464,551	504,601
4.50%, 10/1/2040	269,474	292,706
4.50%, 2/1/2041	568,262	617,248
4.50%, 5/1/2041	282,083	306,401
4.50%, 1/1/2042	952,393	1,034,493
4.50%, 9/1/2043	215,508	233,495
4.50% 12/1/2043	642,856	696,510
4.50%, 1/1/2044	158,155	171,355
4.50%, 2/1/2044	337,278	365,429
4.50% 6/1/2044	760,798	822,887
4.50%, 3/1/2046	1,087,594	1,181,356
4.50%, 9/1/2047	378,273	402,732
4.50%, 11/1/2047	2,693,871	2,868,055
4.50%, 4/1/2048	1,503,504	1,585,381
4.50% 8/1/2048	9,052,141	9,563,655
4.50%, 11/1/2048	8,137,984	8,597,842
4.50%, 12/1/2048	2,431,881	2,569,300
4.50% 1/1/2049	5,978,379	6,313,862
4.50%, 5/1/2049	5,147,980	5,438,880
5.00%, 7/1/2035	418,242	463,199
5.00%, 7/1/2040	191,248	210,899
5.00%, 1/1/2042	609,805	672,464
5.00%, 3/1/2042	553,902	610,817
5.00%, 12/1/2043	133,039	146,990
5.00%, 7/1/2044	403,626	440,461
5.00%, 6/1/2048	1,734,964	1,855,882
5.00%, 9/1/2048	4,225,800	4,520,440
5.00%, 8/1/2049	2,789,587	2,984,105
5.00%, 10/1/2049	3,986,135	4,294,044
5.50%, 7/1/2035	190,266	213,156
5.50% 6/1/2038	70,225	78,550
5.50%, 12/1/2038	197,045	220,465
5.50%, 12/1/2039	307,108	343,513
5.50%, 4/1/2040	176,754	196,671
5.50%, 9/1/2040	25,851	28,915
5.50%, 7/1/2041	338,942	379,403
5.50%, 5/1/2044	4,078,745	4,569,423
6.00%, 2/1/2037	177,594	200,808
6.00%, 10/1/2039	240,357	275,575
6.00%, 4/1/2040	328,674	379,224
6.25%, 5/15/2029	80,000	108,148
6.63%, 11/15/2030	1,849,000	2,635,639
7.13%, 1/15/2030	325,000	469,927
7.25%, 5/15/2030	1,125,000	1,652,029
Series 2013-M12, Class APT, 2.41%, 3/25/2023 (d)	582,058	588,411
Security Description	Principal Amount	Value
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (d)	$ 309,742	$ 324,344
Series 2016-M4, Class AL, 3.27%, 1/25/2039	195,954	206,081
Series 2017-M14, Class A2, 2.88%, 11/25/2027 (d)	600,000	619,122
Series 2017-M8, Class A1, 2.65%, 5/25/2027	502,643	510,943
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (d)	600,000	626,188
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (d)	750,000	781,207
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (d)	861,702	931,036
Series 2019-M18, Class A2, 2.47%, 8/25/2029	2,000,000	1,993,111
Series 2019-M22, Class A2, 2.52%, 8/25/2029	600,000	601,776
Series 2019-M5, Class A2, 3.27%, 1/25/2029	500,000	529,334
Series 2019-M9, Class A2, 2.94%, 4/25/2029	750,000	776,522
TBA, 2.50%, 1/1/2035 (g)	12,000,000	12,108,480
TBA, 2.50%, 1/1/2050 (g)	11,200,000	11,073,070
TBA, 3.00%, 1/1/2035 (g)	525,000	538,072
TBA, 3.00%, 1/1/2050 (g)	28,875,000	29,282,715
TBA, 3.50%, 1/1/2035 (g)	3,150,000	3,265,510
TBA, 3.50%, 1/1/2050 (g)	5,700,000	5,862,621
TBA, 4.00%, 1/1/2050 (g)	7,775,000	8,085,844
Series 2013-M14, Class APT, VRN, 2.65%, 4/25/2023 (d)	237,263	241,142
Series 2014-M2, Class A2, VRN, 3.51%, 12/25/2023 (d)	725,003	759,905
Series 2017-M15, Class ATS2, VRN, 3.14%, 11/25/2027 (d)	700,000	738,150
Series 2018-M1, Class A2, VRN, 2.99%, 12/25/2027 (d)	130,000	135,972
Government National Mortgage Association:
2.50%, 2/20/2043	2,288,010	2,314,851
3.00% 12/15/2042	654,503	678,825
3.00% 12/20/2042	1,259,236	1,304,344
3.00%, 2/20/2043	1,169,017	1,210,893
3.00%, 4/20/2043	1,132,437	1,174,551
3.00%, 6/20/2043	771,784	800,486
3.00%, 11/20/2044	884,874	915,269
3.00%, 12/20/2044	395,581	409,169
3.00%, 3/20/2045	445,472	460,553
3.00%, 4/20/2045	681,512	704,583
3.00%, 8/20/2045	978,078	1,011,189
3.00%, 1/20/2046	550,396	569,029
3.00%, 2/20/2046	6,694,963	6,943,942
3.00%, 4/20/2046	1,083,467	1,117,805

209

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/20/2046	$ 2,371,341	$ 2,446,496
3.00%, 6/20/2046	6,733,767	6,947,178
3.00%, 9/20/2046	2,104,447	2,171,142
3.00%, 10/20/2046	7,451,990	7,688,163
3.00%, 11/20/2046	1,176,413	1,213,696
3.00%, 1/20/2047	2,041,818	2,106,528
3.00%, 6/20/2047	728,393	750,925
3.00%, 7/20/2047	6,556,458	6,759,269
3.00%, 10/20/2047	4,623,902	4,766,933
3.00%, 11/20/2047	3,028,799	3,122,489
3.00%, 12/20/2047	2,712,079	2,795,971
3.00%, 1/20/2048	2,457,704	2,533,728
3.00%, 2/20/2048	2,874,301	2,963,212
3.00%, 3/20/2048	11,224,652	11,544,634
3.00%, 12/20/2049	5,000,000	5,138,594
3.50%, 2/15/2042	725,656	764,278
3.50%, 6/20/2042	685,113	721,347
3.50%, 1/20/2043	2,736,351	2,881,069
3.50%, 4/15/2043	161,654	170,330
3.50%, 4/20/2043	694,135	730,846
3.50%, 7/20/2043	1,713,246	1,799,352
3.50%, 10/20/2043	333,134	349,877
3.50%, 12/20/2043	144,638	151,907
3.50%, 1/20/2044	298,235	313,224
3.50%, 3/20/2044	283,642	297,898
3.50%, 6/20/2044	12,464,129	13,060,856
3.50%, 9/20/2044	4,523,052	4,739,596
3.50%, 10/20/2044	546,351	572,508
3.50%, 12/20/2044	416,811	436,766
3.50%, 2/20/2045	319,812	335,124
3.50%, 3/20/2045	378,395	394,958
3.50% 4/20/2045	2,363,654	2,467,846
3.50%, 6/20/2045	2,250,276	2,348,773
3.50%, 10/20/2045	9,555,738	9,974,004
3.50%, 11/20/2045	225,983	235,875
3.50%, 1/20/2046	2,922,175	3,050,082
3.50%, 3/20/2046	1,875,861	1,955,902
3.50%, 4/20/2046	10,696,232	11,152,630
3.50%, 5/20/2046	1,681,488	1,753,235
3.50%, 10/20/2046	1,021,759	1,065,356
3.50%, 2/20/2047	5,183,591	5,404,770
3.50%, 3/20/2047	1,118,342	1,161,644
3.50%, 5/20/2047	1,146,333	1,190,719
3.50%, 6/20/2047	699,785	726,880
3.50%, 8/20/2047	1,028,853	1,068,690
3.50%, 9/20/2047	1,101,696	1,144,353
3.50%, 10/20/2047	918,893	954,472
3.50%, 11/20/2047	3,610,977	3,750,793
3.50%, 12/20/2047	4,991,060	5,184,312
3.50%, 1/20/2048	17,787,079	18,475,787
3.50%, 2/20/2048	4,446,973	4,619,158
3.50%, 3/20/2048	7,755,101	8,040,245
3.50%, 4/20/2048	4,533,613	4,700,308
3.50%, 6/20/2048	2,694,533	2,793,607
3.50%, 2/20/2049	1,304,448	1,352,411
Security Description	Principal Amount	Value
3.50%, 5/20/2049	$ 1,177,306	$ 1,220,255
3.50%, 7/20/2049	357,211	370,242
3.50%, 9/20/2049	4,963,758	5,144,840
4.00%, 4/15/2040	615,650	650,890
4.00%, 6/15/2040	38,295	40,487
4.00%, 3/20/2044	106,325	112,382
4.00%, 4/20/2044	535,530	566,036
4.00%, 6/20/2044	503,404	532,080
4.00%, 8/20/2044	522,401	552,159
4.00%, 9/20/2044	417,691	441,484
4.00%, 10/20/2044	618,349	653,573
4.00%, 12/20/2044	531,457	561,731
4.00%, 2/20/2045	376,830	398,296
4.00%, 5/15/2045	519,652	549,243
4.00%, 7/20/2045	2,762,697	2,911,029
4.00%, 8/20/2045	372,082	392,060
4.00%, 9/20/2045	6,967,638	7,341,739
4.00%, 10/20/2045	534,609	563,313
4.00%, 11/20/2045	1,928,143	2,031,668
4.00%, 4/20/2046	327,836	345,438
4.00%, 5/20/2046	123,153	129,765
4.00%, 10/20/2046	235,886	247,672
4.00%, 3/20/2047	1,229,596	1,291,033
4.00%, 4/20/2047	486,498	509,171
4.00%, 6/20/2047	3,498,163	3,661,194
4.00%, 7/20/2047	975,616	1,021,085
4.00%, 8/20/2047	1,533,921	1,605,409
4.00%, 9/20/2047	641,696	671,602
4.00%, 12/20/2047	5,614,476	5,876,136
4.00%, 2/20/2048	5,227,099	5,470,706
4.00%, 3/20/2048	4,356,668	4,559,708
4.00%, 7/20/2048	1,023,005	1,065,069
4.00%, 8/20/2048	8,073,681	8,405,654
4.00%, 9/20/2048	2,125,330	2,212,720
4.00%, 5/20/2049	4,802,790	4,981,170
4.00%, 7/20/2049	10,788,188	11,188,871
4.50%, 6/15/2039	34,734	37,590
4.50%, 7/15/2039	141,455	153,084
4.50%, 4/15/2040	492,287	530,840
4.50% 6/15/2040	300,278	323,794
4.50%, 3/15/2041	165,228	178,167
4.50%, 6/15/2041	141,502	151,681
4.50%, 9/20/2041	140,554	151,054
4.50%, 12/15/2041	36,867	39,519
4.50%, 1/15/2042	114,275	123,668
4.50%, 10/20/2043	92,796	100,192
4.50%, 4/20/2044	238,371	257,368
4.50%, 6/20/2044	200,877	216,886
4.50%, 11/20/2044	513,551	553,728
4.50%, 12/20/2044	156,657	168,913
4.50%, 7/20/2045	3,251,453	3,505,822
4.50%, 8/20/2045	289,956	312,640
4.50%, 9/20/2045	142,732	153,898
4.50%, 10/20/2045	525,128	566,210
4.50%, 4/20/2046	287,974	310,503

210

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 9/20/2047	$ 311,622	$ 328,217
4.50%, 11/20/2047	1,427,892	1,503,931
4.50%, 12/20/2047	1,233,658	1,299,354
4.50%, 1/20/2048	1,140,473	1,201,206
4.50%, 6/20/2048	3,591,067	3,769,462
4.50%, 7/20/2048	1,997,118	2,096,330
4.50%, 8/20/2048	5,503,935	5,777,356
4.50%, 10/20/2048	2,873,453	3,016,198
4.50%, 1/20/2049	6,520,662	6,844,592
4.50%, 7/20/2049	5,804,363	6,100,866
5.00%, 12/15/2038	166,117	183,802
5.00% 4/15/2039	328,796	359,398
5.00%, 5/15/2039	26,861	29,080
5.00%, 11/20/2041	795,786	870,005
5.00%, 5/20/2044	157,429	172,147
5.00%, 11/20/2044	182,721	199,061
5.00%, 1/20/2048	1,352,881	1,439,003
5.00%, 5/20/2048	1,919,309	2,024,719
5.00%, 7/20/2048	264,118	278,039
5.00%, 9/20/2048	1,420,526	1,495,398
5.00%, 11/20/2048	1,752,012	1,844,357
5.00%, 1/20/2049	4,774,253	5,025,891
5.50%, 6/15/2038	223,790	240,474
5.50%, 7/15/2038	247,158	271,477
5.50%, 2/15/2039	43,893	49,019
5.50%, 5/20/2044	229,177	257,307
6.00%, 1/15/2038	22,200	24,769
6.00%, 4/15/2038	76,195	86,260
6.00%, 6/15/2041	115,687	133,365
TBA, 3.00%, 1/1/2050 (g)	15,825,000	16,254,174
TBA, 3.50%, 1/1/2050 (g)	4,800,000	4,946,880
TBA, 4.00%, 1/1/2050 (g)	6,375,000	6,598,316
Iraq Government AID Bond 2.15%, 1/18/2022	1,080,000	1,089,536
Tennessee Valley Authority:
2.88%, 9/15/2024	475,000	497,629
4.63%, 9/15/2060	34,000	46,541
5.25%, 9/15/2039	196,000	270,249
5.88%, 4/1/2036	128,000	181,573
7.13%, 5/1/2030	66,000	95,422
Series A, 2.88%, 2/1/2027	236,000	248,440
Series B, 4.70%, 7/15/2033	350,000	439,442
Series E, 6.75%, 11/1/2025	115,000	145,485
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,346,923,907)		1,371,450,156
U.S. TREASURY OBLIGATIONS — 38.8%
Treasury Bonds:
2.25%, 8/15/2046	2,506,000	2,441,784
2.25%, 8/15/2049 (b)	12,370,000	12,037,556
2.38%, 11/15/2049	12,300,000	12,298,078
2.50%, 2/15/2045	3,399,000	3,477,071
2.50%, 2/15/2046	3,681,800	3,768,092
2.50%, 5/15/2046	2,850,000	2,916,797
Security Description	Principal Amount	Value
2.75%, 8/15/2042	$ 5,251,000	$ 5,619,390
2.75%, 11/15/2042	19,282,000	20,625,714
2.75%, 8/15/2047	7,400,000	7,956,156
2.75%, 11/15/2047	17,200,000	18,490,000
2.88%, 5/15/2043	1,900,000	2,074,266
2.88%, 8/15/2045	3,700,000	4,054,391
2.88%, 11/15/2046	2,109,700	2,320,011
2.88%, 5/15/2049	22,436,000	24,798,791
3.00%, 11/15/2044	1,464,000	1,635,791
3.00%, 5/15/2045	200,000	223,844
3.00%, 11/15/2045	2,900,000	3,251,625
3.00%, 2/15/2047	6,450,000	7,265,320
3.00%, 5/15/2047	10,200,000	11,487,750
3.00%, 2/15/2048	13,150,000	14,824,570
3.00%, 8/15/2048	20,450,000	23,095,719
3.00%, 2/15/2049	7,925,000	8,963,918
3.13%, 11/15/2041	2,518,000	2,861,471
3.13%, 2/15/2042	2,197,000	2,496,685
3.13%, 2/15/2043	1,240,000	1,409,144
3.13%, 8/15/2044	2,078,000	2,369,569
3.13%, 5/15/2048	14,000,000	16,163,437
3.38%, 5/15/2044	2,164,000	2,566,707
3.38%, 11/15/2048	9,310,000	11,260,736
3.50%, 2/15/2039	700,000	840,219
3.63%, 8/15/2043	3,950,000	4,854,180
3.63%, 2/15/2044	1,940,000	2,389,231
3.75%, 8/15/2041	150,000	186,563
3.75%, 11/15/2043	3,762,000	4,714,256
3.88%, 8/15/2040	150,000	189,375
4.25%, 11/15/2040	400,000	530,313
4.38%, 2/15/2038	2,235,000	2,977,090
4.38%, 11/15/2039	500,000	670,078
4.38%, 5/15/2040	10,350,000	13,919,133
4.38%, 5/15/2041	1,500,000	2,025,234
4.50%, 2/15/2036 (b)	502,000	666,640
4.50%, 5/15/2038 (b)	5,000,000	6,764,844
4.63%, 2/15/2040	52,470,000	72,646,355
4.75%, 2/15/2037	546,000	752,286
4.75%, 2/15/2041	5,400,000	7,630,031
5.25%, 11/15/2028	262,000	333,682
5.25%, 2/15/2029	250,000	319,844
5.50%, 8/15/2028	452,000	581,879
6.13%, 11/15/2027	686,000	901,340
6.25%, 8/15/2023 (b)	300,000	348,422
6.50%, 11/15/2026	1,054,000	1,373,988
6.88%, 8/15/2025	50,000	63,711
7.13%, 2/15/2023	524,000	612,098
7.50%, 11/15/2024	6,100,000	7,745,094
7.88%, 2/15/2021	172,000	183,751
Treasury Notes:
1.13%, 2/28/2021	6,700,000	6,661,004
1.13%, 6/30/2021	400,000	397,250
1.13%, 8/31/2021	6,000,000	5,953,359
1.13%, 9/30/2021	3,199,600	3,173,728
1.25%, 3/31/2021 (b)	4,105,600	4,086,996

211

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 10/31/2021	$ 1,950,000	$ 1,938,270
1.25%, 8/31/2024 (b)	5,100,000	5,002,781
1.38%, 1/31/2021	3,300,000	3,290,848
1.38%, 4/30/2021	6,624,000	6,604,594
1.38%, 5/31/2021 (b)	600,000	598,172
1.38%, 10/15/2022	10,750,000	10,685,332
1.38%, 6/30/2023	4,000,000	3,965,625
1.38%, 8/31/2026	3,000,000	2,918,438
1.50%, 8/31/2021	14,550,000	14,526,697
1.50%, 9/30/2021	26,350,000	26,309,857
1.50%, 10/31/2021 (b)	14,660,000	14,639,957
1.50%, 11/30/2021 (b)	24,700,000	24,667,195
1.50%, 1/31/2022	850,000	848,738
1.50%, 8/15/2022	2,350,000	2,345,043
1.50%, 9/15/2022	12,650,000	12,622,328
1.50%, 2/28/2023	23,770,000	23,688,291
1.50%, 3/31/2023	1,796,000	1,789,686
1.50%, 10/31/2024 (b)	12,500,000	12,396,484
1.50%, 11/30/2024 (b)	26,000,000	25,790,781
1.50%, 8/15/2026	2,392,000	2,345,655
1.63%, 6/30/2021	22,775,000	22,783,897
1.63%, 12/31/2021	15,000,000	15,018,750
1.63%, 8/15/2022 (b)	1,972,000	1,974,003
1.63%, 8/31/2022	9,000,000	9,009,141
1.63%, 11/15/2022	3,964,000	3,966,787
1.63%, 12/15/2022 (b)	3,600,000	3,603,656
1.63%, 4/30/2023	1,100,000	1,100,086
1.63%, 5/31/2023	884,000	884,069
1.63%, 10/31/2023	4,730,000	4,726,305
1.63%, 5/15/2026 (b)	300,000	296,953
1.63%, 10/31/2026	11,150,000	11,012,367
1.63%, 11/30/2026	41,700,000	41,178,750
1.63%, 8/15/2029	16,627,000	16,211,325
1.75%, 7/31/2021	24,255,000	24,313,743
1.75%, 3/31/2022 (b)	500,000	501,875
1.75%, 5/15/2022	3,432,000	3,444,870
1.75%, 5/31/2022	3,650,000	3,664,828
1.75%, 6/15/2022	12,675,000	12,727,482
1.75%, 6/30/2022	8,450,000	8,485,648
1.75%, 7/15/2022	16,700,000	16,766,539
1.75%, 9/30/2022	2,470,000	2,480,227
1.75%, 1/31/2023	2,100,000	2,108,859
1.75%, 5/15/2023	3,610,000	3,624,102
1.75%, 6/30/2024	18,200,000	18,258,297
1.75%, 7/31/2024	2,500,000	2,508,203
1.75%, 12/31/2024	15,000,000	15,049,219
1.75%, 11/15/2029	19,400,000	19,124,156
1.88%, 1/31/2022	5,399,600	5,431,238
1.88%, 2/28/2022	3,750,000	3,773,145
1.88%, 3/31/2022	2,600,000	2,616,656
1.88%, 4/30/2022	4,850,000	4,882,207
1.88%, 7/31/2022	8,200,000	8,258,937
1.88%, 8/31/2022	2,330,000	2,347,293
1.88%, 9/30/2022	14,900,000	15,015,242
1.88%, 10/31/2022	47,000	47,356
Security Description	Principal Amount	Value
1.88%, 8/31/2024	$ 2,150,000	$ 2,168,645
1.88%, 6/30/2026	16,500,000	16,581,211
2.00%, 1/15/2021	9,900,000	9,937,512
2.00%, 2/28/2021	518,000	520,165
2.00%, 5/31/2021	300,000	301,676
2.00%, 8/31/2021	1,913,600	1,926,083
2.00%, 10/31/2021	2,800,000	2,820,891
2.00%, 11/15/2021	1,103,800	1,112,423
2.00%, 12/31/2021	6,275,000	6,325,249
2.00%, 2/15/2022 (b)	780,000	786,581
2.00%, 10/31/2022	23,050,000	23,303,910
2.00%, 11/30/2022 (b)	5,045,000	5,102,545
2.00%, 2/15/2023	9,040,000	9,145,937
2.00%, 5/31/2024	2,500,000	2,534,766
2.00%, 6/30/2024	1,125,000	1,140,557
2.00%, 2/15/2025	3,206,000	3,252,838
2.00%, 8/15/2025	200,000	202,750
2.13%, 1/31/2021 (b)	650,000	653,402
2.13%, 6/30/2021	1,000,000	1,007,852
2.13%, 8/15/2021	3,201,600	3,227,863
2.13%, 9/30/2021	475,000	479,230
2.13%, 12/31/2021	809,800	818,278
2.13%, 5/15/2022	14,192,000	14,368,291
2.13%, 6/30/2022	500,000	506,641
2.13%, 12/31/2022	3,000,000	3,045,938
2.13%, 11/30/2023	2,000,000	2,035,781
2.13%, 2/29/2024	4,000,000	4,074,063
2.13%, 3/31/2024	1,200,000	1,222,313
2.13%, 7/31/2024	2,600,000	2,650,578
2.13%, 9/30/2024	1,550,000	1,580,879
2.13%, 11/30/2024	7,000,000	7,143,281
2.13%, 5/15/2025	4,549,000	4,643,534
2.13%, 5/31/2026	23,450,000	23,920,832
2.25%, 2/15/2021	10,900,000	10,974,086
2.25%, 3/31/2021	21,483,600	21,647,245
2.25%, 4/30/2021	6,000,000	6,051,094
2.25%, 7/31/2021	800,000	808,063
2.25%, 4/15/2022	14,400,000	14,612,625
2.25%, 12/31/2023	1,854,000	1,896,439
2.25%, 1/31/2024	3,600,000	3,683,531
2.25%, 4/30/2024	20,850,000	21,353,332
2.25%, 10/31/2024	10,000,000	10,261,719
2.25%, 11/15/2024	12,344,000	12,668,030
2.25%, 12/31/2024	15,000,000	15,400,781
2.25%, 11/15/2025	1,400,000	1,438,281
2.25%, 3/31/2026	550,000	565,168
2.25%, 2/15/2027	9,176,000	9,435,509
2.25%, 8/15/2027	6,600,000	6,788,719
2.25%, 11/15/2027	19,050,000	19,594,711
2.38%, 3/15/2021	10,000,000	10,087,500
2.38%, 4/15/2021	6,925,000	6,992,356
2.38%, 3/15/2022	23,500,000	23,907,578
2.38%, 1/31/2023	14,900,000	15,239,906
2.38%, 2/29/2024	13,250,000	13,628,867
2.38%, 8/15/2024	2,955,000	3,045,728

212

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 4/30/2026	$ 13,300,000	$ 13,768,617
2.38%, 5/15/2027	12,600,000	13,070,531
2.38%, 5/15/2029	23,300,000	24,235,641
2.50%, 1/15/2022	7,250,000	7,381,406
2.50%, 2/15/2022	14,600,000	14,877,172
2.50%, 3/31/2023	7,300,000	7,503,031
2.50%, 8/15/2023	2,308,000	2,377,420
2.50%, 1/31/2024	20,700,000	21,384,070
2.50%, 5/15/2024	9,694,000	10,031,775
2.50%, 1/31/2025	11,150,000	11,588,160
2.50%, 2/28/2026	15,000,000	15,631,641
2.63%, 5/15/2021	6,900,000	6,995,145
2.63%, 6/15/2021	6,000,000	6,087,422
2.63%, 7/15/2021	6,050,000	6,143,822
2.63%, 12/15/2021	10,025,000	10,223,934
2.63%, 2/28/2023	14,050,000	14,485,770
2.63%, 6/30/2023	8,700,000	8,994,305
2.63%, 12/31/2023	12,200,000	12,655,594
2.63%, 3/31/2025	3,210,000	3,357,459
2.63%, 12/31/2025	11,000,000	11,537,109
2.63%, 1/31/2026	29,700,000	31,154,836
2.63%, 2/15/2029	5,650,000	5,991,648
2.75%, 8/15/2021	6,350,000	6,465,838
2.75%, 9/15/2021	6,300,000	6,420,832
2.75%, 4/30/2023	23,400,000	24,250,078
2.75%, 5/31/2023	30,350,000	31,471,527
2.75%, 7/31/2023	10,550,000	10,957,164
2.75%, 8/31/2023	17,100,000	17,770,641
2.75%, 11/15/2023	10,383,000	10,806,432
2.75%, 2/15/2024	4,618,000	4,817,151
2.75%, 2/28/2025	10,000,000	10,517,187
2.75%, 6/30/2025	10,500,000	11,061,094
2.75%, 8/31/2025	6,600,000	6,957,844
2.75%, 2/15/2028	5,550,000	5,917,687
2.88%, 10/15/2021	7,050,000	7,207,799
2.88%, 11/15/2021	10,000,000	10,235,937
2.88%, 9/30/2023 (b)	14,100,000	14,727,891
2.88%, 10/31/2023	7,750,000	8,101,172
2.88%, 11/30/2023	11,750,000	12,290,684
2.88%, 4/30/2025	2,100,000	2,223,703
2.88%, 5/31/2025	10,200,000	10,805,625
2.88%, 7/31/2025	7,050,000	7,476,305
2.88%, 11/30/2025	6,925,000	7,357,272
2.88%, 5/15/2028	12,950,000	13,949,578
2.88%, 8/15/2028	13,300,000	14,345,297
3.00%, 9/30/2025	5,200,000	5,554,656
3.00%, 10/31/2025	19,500,000	20,842,149
3.13%, 5/15/2021	348,400	355,477
3.13%, 11/15/2028 (b)	13,100,000	14,416,141
3.63%, 2/15/2021	11,356,000	11,603,525
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,797,402,562)		1,848,424,297
Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	$ 100,000	$ 99,419
Series S1, 7.04%, 4/1/2050	100,000	162,336
California, State General Obligation:
2.80%, 4/1/2021	135,000	136,750
3.38%, 4/1/2025	155,000	164,598
3.50%, 4/1/2028	200,000	215,352
4.50%, 4/1/2033	250,000	281,212
4.60%, 4/1/2038	150,000	166,200
7.30%, 10/1/2039	1,395,000	2,130,193
7.35%, 11/1/2039	110,000	168,973
7.50%, 4/1/2034	275,000	414,106
7.55%, 4/1/2039	297,000	476,394
7.63%, 3/1/2040	90,000	144,111
California, State University, Revenue Series B, 3.90%, 11/1/2047	100,000	109,414
City of San Francisco CA Public Utilities Commission Water Revenue 3.30%, 11/1/2039 (g)	55,000	54,855
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	150,000	234,475
6.60%, 7/1/2050	260,000	417,282
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	192,091
6.76%, 7/1/2034	250,000	344,655
San Diego County Regional Transportation Commission 3.25%, 4/1/2048	100,000	100,046
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	358,953
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	169,921
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	554,769
Series AQ, 4.77%, 5/15/2115	75,000	90,596
Series AX, 3.06%, 7/1/2025	100,000	104,715
Series BD, 3.35%, 7/1/2029	300,000	319,239
		7,610,655
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	115,005

213

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue 3.48%, 10/1/2043	$ 200,000	$ 200,888
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	174,000	234,288
6.66%, 4/1/2057	98,000	134,986
7.06%, 4/1/2057	299,000	404,188
		773,462
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	603,275
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	94,564
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	98,124
City of Chicago IL:
Series B, 6.31%, 1/1/2044	100,000	113,670
Series B, 7.38%, 1/1/2033	35,000	41,926
Series B, 7.75%, 1/1/2042	41,000	51,432
Sales Tax Securitization Corp., Revenue:
3.82%, 1/1/2048	100,000	100,718
4.64%, 1/1/2040	100,000	112,099
4.79%, 1/1/2048	100,000	116,175
State of Illinois:
4.95%, 6/1/2023	261,818	273,231
5.10%, 6/1/2033	670,000	722,280
7.35%, 7/1/2035	500,000	606,900
		2,934,394
KANSAS — 0.0% (a)
Kansas Development Finance Authority, Revenue 4.93%, 4/15/2045	50,000	62,548
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
2.90%, 9/1/2049	65,000	61,352
4.91%, 5/1/2029	100,000	118,704
5.46%, 12/1/2039	400,000	519,164
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	65,291
Massachusetts School Building Authority 3.40%, 10/15/2040	85,000	84,974
		849,485
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	34,922
Security Description	Principal Amount	Value
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	$ 100,000	$ 124,109
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	299,495
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	96,644
NEW JERSEY — 0.0% (a)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029 (f)	275,000	344,776
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	398,336
4.13%, 6/15/2042	320,000	317,415
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	100,000	103,894
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	495,638
Rutgers The State University of New Jersey 3.27%, 5/1/2043	35,000	34,636
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	267,322
Series P, 3.92%, 5/1/2119	100,000	98,412
		2,060,429
NEW YORK — 0.1%
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	129,169
Series B, 3.14%, 7/1/2043	250,000	247,860
Series F, 3.11%, 2/15/2039 (g)	135,000	135,073
Series F, 3.19%, 2/15/2043 (g)	135,000	135,493
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	49,831
Series M, 3.50%, 1/1/2042	50,000	49,809
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	303,191
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	126,863
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	109,197
Series A2, 5.21%, 10/1/2031	100,000	118,461

214

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	$ 150,000	$ 212,896
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	268,642
Port Authority of New York & New Jersey, Revenue:
3.29%, 8/1/2069	500,000	475,460
4.03%, 9/1/2048	350,000	395,220
4.23%, 10/15/2057	125,000	146,520
4.81%, 10/15/2065	150,000	188,952
4.93%, 10/1/2051	220,000	284,999
		3,377,636
OHIO — 0.0% (a)
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	127,443
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	200,000	342,414
		469,857
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (f)	100,000	119,903
PENNSYLVANIA — 0.0% (a)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	99,039
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	109,644
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	193,928
		402,611
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	10,856
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	773,948
6.29%, 3/1/2032	100,000	120,575
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	228,997
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	98,699
Series A, 3.14%, 11/1/2045	100,000	98,971
Security Description	Principal Amount	Value
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	$ 50,000	$ 78,447
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	103,226
State of Texas 3.21%, 4/1/2044	150,000	151,497
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	301,572
Texas, State General Obligation 5.52%, 4/1/2039	100,000	134,993
Texas, State Transportation Commission Revenue 5.18%, 4/1/2030	110,000	132,421
University of Texas System, Revenue 3.35%, 8/15/2047	100,000	104,156
		2,327,502
VIRGINIA — 0.0% (a)
University of Virginia, Revenue Series A, 3.23%, 9/1/2119	350,000	324,516
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	255,310
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue 3.15%, 5/1/2027	160,000	166,094
TOTAL MUNICIPAL BONDS & NOTES (Cost $20,926,718)		22,616,321
MORTGAGE-BACKED SECURITIES — 1.2%
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, 3.29%, 7/15/2060	430,000	447,624
BANK 2017-BNK7 Series 2017-BNK7, Class A4, 3.18%, 9/15/2060	300,000	312,821
BANK 2018-BNK13 Series 2018-BN13, Class A5, 4.22%, 8/15/2061 (d)	390,000	436,051
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	320,721
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	454,530
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	538,182
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	1,024,412

215

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	$ 500,000	$ 536,123
Series 2019-C5, Class A4, 3.06%, 11/15/2052	500,000	514,632
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	758,400
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	385,966
Series 2018-B6, Class A4, 4.26%, 10/10/2051	300,000	337,166
Series 2019-B13, Class A4, 2.95%, 8/15/2057	1,000,000	1,023,862
Series 2019-B9, Class A5, 4.02%, 3/15/2052	342,857	379,513
CD Mortgage Trust:
Series 2017-CD6, Class A5, 3.46%, 11/13/2050	255,000	270,252
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,530,110
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, 3.87%, 1/10/2048	350,000	375,856
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 9/10/2045	478,080	487,653
Series 2014-GC25, Class A3, 3.37%, 10/10/2047	500,000	521,392
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,282,569
Series 2017-P8, Class A4, 3.47%, 9/15/2050	500,000	529,764
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,527,808
Series 2019-GC43, Clas A4, 3.04%, 11/10/2052	750,000	773,322
COMM 2016-CR28 Mortgage Trust Series 2016-CR28, Class A4, 3.76%, 2/10/2049	616,000	657,269
COMM 2019-GC44 Mortgage Trust Series 2019-GC44, Class A5, 2.95%, 8/15/2057	500,000	511,559
COMM Mortgage Trust:
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	488,940	494,977
Series 2012-LC4, Class AM, 4.06%, 12/10/2044	1,500,000	1,541,829
Series 2013-CR13, Class A4, 4.19%, 11/10/2046 (d)	400,000	427,386
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	282,405	291,734
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	529,983
Security Description	Principal Amount	Value
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	$ 500,000	$ 529,872
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	500,000	531,324
Series 2015-LC21, Class A3, 3.45%, 7/10/2048	455,000	477,141
Series 2017-COR2, Class A3, 3.51%, 9/10/2050	650,000	689,924
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,114,709
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, 3.39%, 6/15/2050	500,000	526,649
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	529,179
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	568,196
Series 2018-CX12, Class A4, 4.22%, 8/15/2051 (d)	500,000	556,541
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,024,598
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,600,000	1,674,552
Series 2017-GS5, Class A3, 3.41%, 3/10/2050	1,000,000	1,053,837
Series 2017-GS6, Class A3, 3.43%, 5/10/2050	500,000	527,529
Series 2017-GS7, Class A4, 3.43%, 8/10/2050	500,000	528,390
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,027,557
Series 2019-GC38, Class A4, VRN, 3.97%, 2/10/2052	750,000	828,675
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, 3.14%, 5/15/2045	140,248	142,072
Series 2013-C10, Class A5, 3.14%, 12/15/2047	492,248	505,211
Series 2013-C16, Class AS, 4.52%, 12/15/2046	1,000,000	1,072,887
Series 2015-JP1, Class AS, VRN, 4.12%, 1/15/2049 (d)	1,250,000	1,346,841
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, 3.54%, 9/15/2047	442,553	467,344
Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,500,000	1,592,620
Series 2017-C75, Class A5, 3.41%, 10/15/2050	500,000	527,892
Series 2015-C29, Class B, VRN, 4.12%, 5/15/2048 (d)	500,000	523,585

216

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class ASB, 3.49%, 3/15/2050	$ 500,000	$ 524,283
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A3, 3.96%, 8/15/2046	479,162	504,196
Series 2013-C7, Class B, 3.77%, 2/15/2046	500,000	513,186
Series 2015-C23, Class A3, 3.45%, 7/15/2050	500,000	524,127
Series 2015-C23, Class A4, 3.72%, 7/15/2050	800,000	850,613
Series 2015-C26, Class A5, 3.53%, 10/15/2048	1,000,000	1,054,689
Series 2016-C29, Class A2, 2.79%, 5/15/2049	450,000	451,670
Series 2013-C10, Class A3, VRN, 3.97%, 7/15/2046 (d)	473,444	498,661
Morgan Stanley Capital I Series 2017-HR2, Class A4, 3.59%, 12/15/2050	750,000	803,237
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, 3.54%, 12/15/2048	500,000	526,659
Series 2018-H3, Class A5, 4.18%, 7/15/2051	500,000	555,907
Series 2019-L3, Class A4, 3.13%, 11/15/2029	500,000	515,934
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, 3.56%, 10/15/2050	325,000	346,410
Series 2017-C7, Class A4, 3.68%, 12/15/2050	500,000	537,790
Series 2018-C10, Class A4, 4.31%, 5/15/2051	500,000	562,410
Series 2018-C14, Class A3, 4.18%, 12/15/2051	1,000,000	1,118,265
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	329,112
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	410,474
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, 4.02%, 8/15/2050	500,000	526,836
Series 2015-LC22, Class ASB, 3.57%, 9/15/2058	543,000	564,527
Series 2015-P2, Class A4, 3.81%, 12/15/2048	1,335,000	1,431,861
Series 2017-C38, Class A5, 3.45%, 7/15/2050	500,000	529,807
Security Description	Principal Amount	Value
Series 2017-C41, Class A4, 3.47%, 11/15/2050	$ 300,000	$ 317,920
Series 2017-C42, Class A3, 3.33%, 12/15/2050	500,000	525,381
Series 2018-C45, Class A4, 4.18%, 6/15/2051	500,000	555,644
Series 2019-C49, Class A5, 4.02%, 3/15/2052	800,000	883,425
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,017,226
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	822,315
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/2044	320,000	326,306
Series 2012-C9, Class A3, 2.87%, 11/15/2045	174,550	177,328
Series 2013-C12, Class ASB, 2.84%, 3/15/2048	240,392	242,442
Series 2014-C19, Class AS, 4.27%, 3/15/2047	638,000	677,742
Series 2013-C16, Class B, VRN, 5.02%, 9/15/2046 (d)	2,000,000	2,152,936
Series 2014-LC14, Class B, VRN, 4.91%, 3/15/2047 (d)	500,000	535,648
TOTAL MORTGAGE-BACKED SECURITIES (Cost $57,797,312)		59,505,558
	Shares
SHORT-TERM INVESTMENTS — 5.7%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (h) (i)	82,010,851	82,019,053
State Street Navigator Securities Lending Portfolio II (j) (k)	187,868,151	187,868,151
TOTAL SHORT-TERM INVESTMENTS (Cost $269,882,122)		269,887,204
TOTAL INVESTMENTS — 105.0% (Cost $4,866,789,067)		5,008,802,591
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(239,085,723)
NET ASSETS — 100.0%		$ 4,769,716,868
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

217

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

(d)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(f)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2019.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$1,244,045,225	$—	$1,244,045,225
Asset-Backed Securities	—	19,458,159	—	19,458,159
Foreign Government Obligations	—	173,415,671	—	173,415,671
U.S. Government Agency Obligations	—	1,371,450,156	—	1,371,450,156
U.S. Treasury Obligations	—	1,848,424,297	—	1,848,424,297
Municipal Bonds & Notes	—	22,616,321	—	22,616,321
Mortgage-Backed Securities	—	59,505,558	—	59,505,558
Short-Term Investments	269,887,204	—	—	269,887,204
TOTAL INVESTMENTS	$269,887,204	$4,738,915,387	$—	$5,008,802,591
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$ 617,913,611	$ 535,899,213	$(427)	$5,082	82,010,851	$ 82,019,053	$1,130,304
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,996,702	142,996,702	106,821,264	249,817,966	—	—	—	—	426,288
State Street Navigator Securities Lending Portfolio II	—	—	506,812,791	318,944,640	—	—	187,868,151	187,868,151	88,235
State Street Navigator Securities Lending Portfolio III	20,243,076	20,243,076	310,421,434	330,664,510	—	—	—	—	48,845
Total		$163,239,778	$1,541,969,100	$1,435,326,329	$(427)	$5,082		$269,887,204	$1,693,672
218	ARSPAB

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
ADVERTISING — 0.2%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$ 944,000	$ 969,932
3.75%, 2/15/2023	598,000	625,012
4.20%, 4/15/2024	369,000	397,033
4.65%, 10/1/2028	685,000	770,926
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	1,743,000	1,842,909
3.63%, 5/1/2022	1,297,000	1,343,018
3.65%, 11/1/2024	926,000	978,902
WPP Finance 2010:
3.63%, 9/7/2022	708,000	734,033
3.75%, 9/19/2024	512,500	540,231
		8,201,996
AEROSPACE & DEFENSE — 1.6%
Boeing Co 8.75%, 8/15/2021	458,000	506,177
Boeing Co.:
1.88%, 6/15/2023	927,000	921,679
2.13%, 3/1/2022	547,000	548,313
2.25%, 6/15/2026	414,000	407,773
2.30%, 8/1/2021	693,000	696,846
2.35%, 10/30/2021	695,000	699,789
2.60%, 10/30/2025 (a)	682,000	691,146
2.70%, 5/1/2022	1,226,000	1,244,733
2.70%, 2/1/2027	1,372,000	1,388,807
2.80%, 3/1/2023	545,000	555,666
2.80%, 3/1/2024	208,000	212,514
2.80%, 3/1/2027	677,000	685,909
2.85%, 10/30/2024	731,000	749,005
2.95%, 2/1/2030 (a)	836,000	853,180
3.10%, 5/1/2026	686,000	708,343
3.20%, 3/1/2029	910,000	951,096
3.25%, 3/1/2028	510,000	531,568
3.45%, 11/1/2028	663,000	703,483
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	1,614,000	1,771,042
5.40%, 2/1/2027	992,000	1,119,363
Embraer SA 5.15%, 6/15/2022	389,000	411,749
General Dynamics Corp.:
1.88%, 8/15/2023 (a)	644,000	644,631
2.13%, 8/15/2026	684,000	677,399
2.25%, 11/15/2022	760,000	769,394
2.38%, 11/15/2024	871,000	887,967
2.63%, 11/15/2027	591,000	606,200
3.00%, 5/11/2021	2,859,000	2,904,744
3.38%, 5/15/2023	1,290,000	1,347,598
3.50%, 5/15/2025	1,119,000	1,198,427
3.75%, 5/15/2028	1,295,000	1,426,235
Security Description	Principal Amount	Value
3.88%, 7/15/2021	$ 634,000	$ 650,700
L3 Technologies, Inc. 4.40%, 6/15/2028	159,000	174,296
L3Harris Technologies, Inc.:
3.83%, 4/27/2025	845,000	901,615
3.85%, 6/15/2023 (b)	663,000	698,212
3.85%, 12/15/2026 (b)	802,000	858,717
3.95%, 5/28/2024 (b)	607,000	644,591
4.40%, 6/15/2028	858,000	956,756
4.40%, 6/15/2028 (b)	1,475,000	1,646,778
4.95%, 2/15/2021 (b)	786,000	805,092
Lockheed Martin Corp.:
2.90%, 3/1/2025	1,331,000	1,385,105
3.10%, 1/15/2023	633,000	654,066
3.35%, 9/15/2021	1,405,000	1,441,052
3.55%, 1/15/2026	2,206,000	2,367,501
Northrop Grumman Corp.:
2.55%, 10/15/2022	1,587,000	1,610,853
2.93%, 1/15/2025	2,389,000	2,461,936
3.20%, 2/1/2027	1,252,000	1,302,355
3.25%, 8/1/2023	1,251,000	1,301,190
3.25%, 1/15/2028	2,549,000	2,659,015
3.50%, 3/15/2021	859,000	875,072
Raytheon Co.:
2.50%, 12/15/2022	1,614,000	1,646,732
3.15%, 12/15/2024	345,000	363,837
7.20%, 8/15/2027	155,000	202,918
Rockwell Collins, Inc.:
2.80%, 3/15/2022	1,788,000	1,818,378
3.20%, 3/15/2024	1,209,000	1,257,904
3.50%, 3/15/2027	1,596,000	1,697,202
3.70%, 12/15/2023	952,000	1,002,247
Spirit AeroSystems, Inc.:
3.85%, 6/15/2026	419,000	429,802
3.95%, 6/15/2023	782,000	804,772
4.60%, 6/15/2028	695,000	734,810
United Technologies Corp.:
1.95%, 11/1/2021	707,000	708,216
2.30%, 5/4/2022	676,000	681,239
2.65%, 11/1/2026	1,559,000	1,598,380
2.80%, 5/4/2024	1,526,000	1,568,530
3.10%, 6/1/2022	3,297,000	3,384,140
3.13%, 5/4/2027 (a)	1,199,000	1,256,408
3.35%, 8/16/2021	932,000	954,405
3.65%, 8/16/2023	3,958,000	4,174,028
3.95%, 8/16/2025	2,762,000	3,013,867
4.13%, 11/16/2028	2,990,000	3,366,022
6.70%, 8/1/2028	550,000	713,355
		81,592,870
AGRICULTURE — 1.2%
Altria Group, Inc.:
2.63%, 9/16/2026	974,000	963,578
2.85%, 8/9/2022	2,718,000	2,768,881
2.95%, 5/2/2023 (a)	230,000	235,980
3.49%, 2/14/2022	1,215,000	1,250,757

219

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 2/14/2024	$ 1,395,000	$ 1,468,377
4.00%, 1/31/2024	2,104,000	2,231,208
4.40%, 2/14/2026	2,074,000	2,252,032
4.75%, 5/5/2021	2,205,000	2,283,807
4.80%, 2/14/2029	2,708,000	3,014,816
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (a)	1,305,000	1,327,720
3.38%, 3/15/2022	879,000	905,906
4.48%, 3/1/2021	248,000	255,103
BAT Capital Corp.:
2.76%, 8/15/2022	2,197,000	2,229,801
2.79%, 9/6/2024 (a)	1,366,000	1,375,343
3.22%, 8/15/2024	2,250,000	2,301,458
3.22%, 9/6/2026	2,724,000	2,743,259
3.46%, 9/6/2029	1,931,000	1,956,489
3.56%, 8/15/2027	4,123,000	4,214,118
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	900,000	913,014
3.25%, 8/15/2026	1,268,000	1,266,910
3.75%, 9/25/2027	510,000	521,506
4.35%, 3/15/2024	795,000	836,944
Philip Morris International, Inc.:
1.88%, 2/25/2021	697,000	696,895
2.13%, 5/10/2023	1,107,000	1,110,044
2.38%, 8/17/2022	964,000	973,119
2.50%, 8/22/2022	1,263,000	1,278,800
2.50%, 11/2/2022	1,151,000	1,168,012
2.63%, 2/18/2022	790,000	800,404
2.63%, 3/6/2023	1,030,000	1,047,067
2.75%, 2/25/2026	853,000	866,699
2.88%, 5/1/2024	1,249,000	1,283,910
2.90%, 11/15/2021	711,000	723,834
3.13%, 8/17/2027 (a)	615,000	636,734
3.13%, 3/2/2028	576,000	593,234
3.25%, 11/10/2024	1,325,000	1,389,726
3.38%, 8/11/2025	670,000	707,192
3.38%, 8/15/2029	1,292,000	1,354,856
3.60%, 11/15/2023 (a)	366,000	385,918
4.13%, 5/17/2021	600,000	617,898
Reynolds American, Inc.:
4.00%, 6/12/2022	1,387,000	1,444,450
4.45%, 6/12/2025	2,519,000	2,712,686
4.85%, 9/15/2023	668,000	725,468
		57,833,953
AIRLINES — 0.5%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	1,292,674	1,350,262
American Airlines 2014-1 Pass Through Trust Series A, 3.70%, 4/1/2028	617,550	647,643
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	732,416	758,241
Security Description	Principal Amount	Value
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	$ 41,712	$ 43,757
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	877,436	916,622
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	589,605	605,224
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	1,015,717	1,030,526
American Airlines 2017-1 Pass Through Trust Series AA, 3.65%, 2/15/2029	519,616	546,325
American Airlines 2017-2 Pass Through Trust Series AA, 3.35%, 4/15/2031	539,345	549,172
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	628,440	661,408
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	164,579	173,723
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	1,093,177	1,151,388
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	467,256	508,954
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	911,000	942,193
Delta Air Lines, Inc.:
2.90%, 10/28/2024	706,000	708,923
3.40%, 4/19/2021	875,000	886,708
3.63%, 3/15/2022	1,928,000	1,975,814
3.75%, 10/28/2029	756,000	753,906
3.80%, 4/19/2023	1,127,000	1,169,781
4.38%, 4/19/2028	1,197,000	1,262,644
Latam Airlines 2015-1 Pass Through Trust Class A, 4.20%, 8/15/2029	313,835	323,674
Southwest Airlines Co.:
2.75%, 11/16/2022	99,000	100,347
3.00%, 11/15/2026 (a)	740,000	758,633
3.45%, 11/16/2027	425,000	448,902
Spirit Airlines Pass Through Trust 2015-1A Series A, 4.10%, 10/1/2029	537,904	558,409

220

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	$ 391,377	$ 419,337
United Airlines 2014-1 Pass Through Trust Series A, 4.00%, 10/11/2027	713,444	754,624
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	1,499,239	1,568,848
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	624,337	636,911
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	447,138	450,362
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	606,042	636,841
		23,300,102
APPAREL — 0.1%
NIKE, Inc.:
2.25%, 5/1/2023	545,000	553,785
2.38%, 11/1/2026 (a)	1,434,000	1,457,977
Ralph Lauren Corp. 3.75%, 9/15/2025	636,000	685,284
Tapestry, Inc.:
3.00%, 7/15/2022	499,000	506,265
4.13%, 7/15/2027 (a)	573,000	585,520
4.25%, 4/1/2025 (a)	703,000	742,431
VF Corp. 3.50%, 9/1/2021	521,000	532,358
		5,063,620
AUTO MANUFACTURERS — 2.6%
American Honda Finance Corp.:
1.95%, 5/20/2022	1,225,000	1,228,271
Series GMTN, 1.70%, 9/9/2021	1,707,000	1,702,562
Series GMTN, 2.30%, 9/9/2026	925,000	924,186
Series GMTN, 2.65%, 2/12/2021	697,000	703,468
Series GMTN, 3.15%, 1/8/2021	490,000	496,630
Series GMTN, 3.45%, 7/14/2023	432,000	452,079
Series GMTN, 3.50%, 2/15/2028 (a)	870,000	938,382
Series GMTN, 3.55%, 1/12/2024	795,000	837,906
Series MTN, 1.65%, 7/12/2021	640,000	638,618
Series MTN, 2.05%, 1/10/2023	1,410,000	1,417,163
Security Description	Principal Amount	Value
Series MTN, 2.15%, 9/10/2024	$ 1,152,000	$ 1,152,922
Series MTN, 2.20%, 6/27/2022	969,000	977,004
Series MTN, 2.40%, 6/27/2024	505,000	511,318
Series MTN, 2.60%, 11/16/2022	899,000	918,391
Series MTN, 2.90%, 2/16/2024	655,000	674,670
Series MTN, 3.38%, 12/10/2021	716,000	736,893
Series MTN, 3.63%, 10/10/2023	2,497,000	2,636,208
Cummins, Inc. 3.65%, 10/1/2023	694,000	737,028
Ford Motor Co.:
4.35%, 12/8/2026 (a)	1,387,000	1,428,554
6.63%, 10/1/2028 (a)	1,262,000	1,397,589
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	787,000	787,677
3.10%, 5/4/2023	1,063,000	1,060,396
3.20%, 1/15/2021	1,692,000	1,700,697
3.22%, 1/9/2022	1,200,000	1,208,280
3.34%, 3/18/2021	2,540,000	2,557,755
3.34%, 3/28/2022	1,867,000	1,883,094
3.35%, 11/1/2022	1,614,000	1,632,190
3.47%, 4/5/2021	510,000	514,299
3.66%, 9/8/2024	1,150,000	1,154,048
3.81%, 10/12/2021	1,902,000	1,934,905
3.81%, 1/9/2024	1,120,000	1,137,550
3.82%, 11/2/2027	2,064,000	1,994,980
4.06%, 11/1/2024	911,000	930,259
4.13%, 8/4/2025	1,859,000	1,883,836
4.14%, 2/15/2023	880,000	904,455
4.25%, 9/20/2022	1,228,000	1,269,727
4.38%, 8/6/2023	1,485,000	1,542,915
4.54%, 8/1/2026	1,936,000	1,978,243
4.69%, 6/9/2025	1,990,000	2,071,152
5.09%, 1/7/2021	355,000	363,350
5.11%, 5/3/2029	870,000	896,744
5.58%, 3/18/2024	952,000	1,027,084
5.60%, 1/7/2022	1,940,000	2,042,316
5.75%, 2/1/2021	1,824,000	1,881,857
5.88%, 8/2/2021	2,874,000	3,008,388
Series GMTN, 4.39%, 1/8/2026	2,071,000	2,107,553
General Motors Co.:
4.00%, 4/1/2025	145,000	152,086
4.20%, 10/1/2027	2,232,000	2,326,213
4.88%, 10/2/2023	640,000	689,158
5.00%, 10/1/2028	2,096,000	2,282,775
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	1,102,000	1,122,993
3.20%, 7/6/2021	2,888,000	2,925,746

221

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 1/5/2023	$ 1,373,000	$ 1,403,275
3.45%, 1/14/2022	1,552,000	1,586,222
3.45%, 4/10/2022	2,007,000	2,053,502
3.50%, 11/7/2024	1,190,000	1,225,486
3.55%, 4/9/2021	1,009,000	1,025,800
3.55%, 7/8/2022	1,644,000	1,692,810
3.70%, 5/9/2023	1,648,000	1,701,181
3.85%, 1/5/2028	1,216,000	1,238,520
3.95%, 4/13/2024	1,284,000	1,341,382
4.00%, 1/15/2025	1,066,000	1,119,065
4.00%, 10/6/2026	917,000	957,375
4.15%, 6/19/2023	1,614,000	1,696,556
4.20%, 3/1/2021	1,469,000	1,500,011
4.20%, 11/6/2021	1,481,000	1,534,064
4.25%, 5/15/2023	1,262,000	1,327,208
4.30%, 7/13/2025	620,000	662,024
4.35%, 4/9/2025	1,317,000	1,407,070
4.35%, 1/17/2027	632,000	662,172
4.38%, 9/25/2021	1,746,000	1,808,175
5.10%, 1/17/2024	2,082,000	2,260,073
5.25%, 3/1/2026	1,485,000	1,647,414
5.65%, 1/17/2029 (a)	894,000	1,015,414
PACCAR Financial Corp.:
3.15%, 8/9/2021	703,000	717,383
3.40%, 8/9/2023	609,000	634,115
Series MTN, 1.90%, 2/7/2023	575,000	575,172
Series MTN, 2.00%, 9/26/2022	595,000	598,308
Series MTN, 2.15%, 8/15/2024	607,000	605,082
Series MTN, 2.30%, 8/10/2022	442,000	446,911
Series MTN, 2.65%, 5/10/2022	889,000	905,722
Series MTN, 2.80%, 3/1/2021	394,000	399,398
Series MTN, 2.85%, 3/1/2022	99,000	100,924
Series MTN, 3.10%, 5/10/2021	180,000	182,754
Toyota Motor Corp.:
2.16%, 7/2/2022	941,000	948,048
2.36%, 7/2/2024	887,000	899,666
2.76%, 7/2/2029 (a)	717,000	737,857
3.18%, 7/20/2021	930,000	949,828
3.42%, 7/20/2023 (a)	967,000	1,013,522
3.67%, 7/20/2028	864,000	951,454
Toyota Motor Credit Corp.:
3.35%, 1/8/2024	1,025,000	1,076,711
3.65%, 1/8/2029 (a)	506,000	555,583
Series GMTN, 1.90%, 4/8/2021	732,000	733,069
Series GMTN, 2.70%, 1/11/2023 (a)	1,093,000	1,116,609
Series GMTN, 2.80%, 7/13/2022	637,000	651,874
Series GMTN, 3.05%, 1/8/2021	898,000	909,117
Security Description	Principal Amount	Value
Series GMTN, 3.05%, 1/11/2028	$ 692,000	$ 729,942
Series GMTN, 3.45%, 9/20/2023	1,009,000	1,060,681
Series MTN, 1.80%, 10/7/2021	700,000	700,259
Series MTN, 2.00%, 10/7/2024 (a)	689,000	687,367
Series MTN, 2.15%, 9/8/2022 (a)	688,000	694,164
Series MTN, 2.25%, 10/18/2023	675,000	681,082
Series MTN, 2.60%, 1/11/2022	1,714,000	1,741,253
Series MTN, 2.63%, 1/10/2023	1,169,000	1,191,690
Series MTN, 2.65%, 4/12/2022	701,000	713,772
Series MTN, 2.75%, 5/17/2021	685,000	694,063
Series MTN, 2.90%, 4/17/2024	932,000	966,409
Series MTN, 2.95%, 4/13/2021	1,164,000	1,181,169
Series MTN, 3.20%, 1/11/2027	654,000	692,246
Series MTN, 3.30%, 1/12/2022	1,355,000	1,394,268
Series MTN, 3.40%, 9/15/2021	1,421,000	1,458,912
Series MTN, 3.40%, 4/14/2025 (a)	503,000	535,499
Series MTN, 4.25%, 1/11/2021	444,000	455,016
		131,634,261
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv Corp. 4.15%, 3/15/2024	744,000	790,284
Aptiv PLC 4.25%, 1/15/2026	337,000	364,010
Aptiv PLC 4.35%, 3/15/2029 (a)	1,103,000	1,196,468
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	592,000	620,061
Harman International Industries, Inc. 4.15%, 5/15/2025	518,000	553,421
Lear Corp.:
3.80%, 9/15/2027	746,000	758,645
4.25%, 5/15/2029	500,000	517,330
5.25%, 1/15/2025	543,000	558,036
Magna International, Inc.:
3.63%, 6/15/2024	820,000	865,961
4.15%, 10/1/2025	1,006,000	1,092,778
		7,316,994

222

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BANKS — 27.4%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	$ 357,000	$ 363,148
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	684,000	692,181
2.63%, 5/19/2022	254,000	258,077
3.30%, 5/17/2021	1,019,000	1,038,310
Series MTN, 2.05%, 11/21/2022	3,540,000	3,549,947
Series MTN, 2.30%, 6/1/2021	2,129,000	2,141,029
Series MTN, 2.63%, 11/9/2022	1,060,000	1,079,599
Series MTN, 3.70%, 11/16/2025	704,000	758,961
Banco Santander SA:
2.71%, 6/27/2024	1,615,000	1,637,174
3.13%, 2/23/2023	1,287,000	1,312,663
3.31%, 6/27/2029	1,754,000	1,810,058
3.50%, 4/11/2022	1,175,000	1,206,114
3.80%, 2/23/2028	1,457,000	1,534,702
3.85%, 4/12/2023	1,206,000	1,258,244
4.25%, 4/11/2027	2,028,000	2,185,211
4.38%, 4/12/2028	1,519,000	1,662,986
5.18%, 11/19/2025	1,538,000	1,727,651
Bancolombia SA 5.95%, 6/3/2021	1,414,000	1,484,389
Bank of America Corp.:
4.10%, 7/24/2023	2,439,000	2,601,120
5.70%, 1/24/2022	2,173,000	2,333,433
5.88%, 1/5/2021	210,000	218,146
6.22%, 9/15/2026 (a)	486,000	571,862
3 Month USD LIBOR + 0.37%, 2.74%, 1/23/2022 (c)	2,355,000	2,372,286
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (c)	2,845,000	2,953,082
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (c)	7,258,000	7,427,039
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	2,840,000	2,973,537
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	1,653,000	1,681,051
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	7,321,000	7,689,173
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (c)	1,950,000	2,083,672
Series GMTN, 2.63%, 4/19/2021	4,626,000	4,670,086
Security Description	Principal Amount	Value
Series GMTN, 3.30%, 1/11/2023	$ 3,917,000	$ 4,054,173
Series GMTN, 3.50%, 4/19/2026	2,542,000	2,704,485
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (c)	2,386,000	2,424,534
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	2,691,000	2,857,331
Series L, 3.95%, 4/21/2025	3,118,000	3,325,971
Series L, 4.18%, 11/25/2027	2,481,000	2,693,473
Series MTN, 2.50%, 10/21/2022	2,671,000	2,697,737
Series MTN, 3.25%, 10/21/2027	5,003,000	5,222,882
Series MTN, 3.88%, 8/1/2025	2,792,000	3,005,616
Series MTN, 4.00%, 4/1/2024	3,986,000	4,268,568
Series MTN, 4.00%, 1/22/2025	4,354,000	4,645,805
Series MTN, 4.13%, 1/22/2024	3,113,000	3,347,627
Series MTN, 4.20%, 8/26/2024	5,436,000	5,840,112
Series MTN, 4.25%, 10/22/2026	2,656,000	2,898,546
Series MTN, 4.45%, 3/3/2026	2,079,000	2,282,721
Series MTN, 5.00%, 5/13/2021	1,232,000	1,283,042
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (c)	3,014,000	3,074,039
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (c)	2,092,000	2,104,970
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (c)	3,237,000	3,406,813
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (c)	3,208,000	3,350,082
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	3,917,000	4,140,269
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (c)	2,776,000	3,022,759
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	2,072,000	2,142,199
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	4,092,000	4,173,185
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	3,188,000	3,301,046

223

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	$ 1,853,000	$ 2,034,483
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	3,842,000	4,270,959
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (c)	3,057,000	3,287,345
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (c)	1,592,000	1,633,774
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (c)	290,000	306,049
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (c)	1,250,000	1,310,425
Series D, 3.10%, 4/13/2021	1,959,000	1,990,893
Series E, 3.30%, 2/5/2024	2,225,000	2,319,229
Series MTN, 1.90%, 8/27/2021	2,165,000	2,168,269
Series MTN, 2.05%, 11/1/2022	1,475,000	1,480,531
Series MTN, 2.35%, 9/11/2022	935,000	947,445
Series MTN, 2.50%, 6/28/2024 (a)	608,000	615,855
Series MTN, 2.55%, 11/6/2022	1,288,000	1,312,163
Series MTN, 2.90%, 3/26/2022	4,945,000	5,042,169
Bank of New York Mellon Corp.:
3.40%, 5/15/2024	421,000	442,673
3.55%, 9/23/2021	1,506,000	1,550,066
Series 0012, 3.65%, 2/4/2024	879,000	933,015
Series G, 3.00%, 2/24/2025	1,165,000	1,210,656
Series MTN, 1.95%, 8/23/2022	1,913,000	1,919,370
Series MTN, 2.05%, 5/3/2021	1,742,000	1,747,348
Series MTN, 2.10%, 10/24/2024	1,520,000	1,524,271
Series MTN, 2.20%, 8/16/2023	1,609,000	1,625,621
Series MTN, 2.45%, 8/17/2026	806,000	813,891
Series MTN, 2.50%, 4/15/2021	894,000	900,034
Series MTN, 2.60%, 2/7/2022	1,657,000	1,682,700
Series MTN, 2.80%, 5/4/2026	1,052,000	1,081,382
Series MTN, 2.95%, 1/29/2023	1,880,000	1,935,234
Series MTN, 3.00%, 10/30/2028	270,000	277,744
Series MTN, 3.25%, 9/11/2024 (a)	569,000	598,372
Security Description	Principal Amount	Value
Series MTN, 3.25%, 5/16/2027	$ 817,000	$ 861,584
Series MTN, 3.30%, 8/23/2029	627,000	659,309
Series MTN, 3.40%, 1/29/2028	903,000	962,228
Series MTN, 3.45%, 8/11/2023 (a)	445,000	468,990
Series MTN, 3.50%, 4/28/2023	971,000	1,017,812
Series MTN, 3.85%, 4/28/2028	964,000	1,078,205
Series MTN, 3.95%, 11/18/2025 (a)	841,000	921,147
Series MTN, 4.15%, 2/1/2021	281,000	287,699
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (c)	1,723,000	1,749,069
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	1,345,000	1,426,346
Bank of Nova Scotia:
2.00%, 11/15/2022	1,784,000	1,787,176
2.38%, 1/18/2023 (a)	702,000	711,660
2.70%, 3/7/2022	2,810,000	2,860,243
2.70%, 8/3/2026	1,105,000	1,126,216
2.80%, 7/21/2021	1,493,000	1,514,484
3.40%, 2/11/2024 (a)	2,033,000	2,130,238
4.38%, 1/13/2021 (a)	477,000	488,729
4.50%, 12/16/2025 (a)	1,234,000	1,359,559
Series BKNT, 2.45%, 3/22/2021	1,655,000	1,666,668
Series BKNT, 2.45%, 9/19/2022 (a)	1,302,000	1,323,079
Series BKNT, 2.50%, 1/8/2021	1,334,000	1,341,697
Series BKNT, 3.13%, 4/20/2021	1,336,000	1,357,229
BankUnited, Inc. 4.88%, 11/17/2025	877,000	957,421
Barclays Bank PLC:
2.65%, 1/11/2021	2,423,000	2,437,659
Series BKNT, 3.75%, 5/15/2024	372,000	392,728
Barclays PLC:
3.20%, 8/10/2021	2,148,000	2,179,146
3.25%, 1/12/2021	1,904,000	1,923,364
3.65%, 3/16/2025	2,236,000	2,338,409
3.68%, 1/10/2023	2,452,000	2,514,134
4.34%, 1/10/2028	3,538,000	3,800,661
4.38%, 1/12/2026	3,180,000	3,446,293
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (c)	1,951,000	2,055,496
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (c)	3,386,000	3,538,472

224

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	$ 2,106,000	$ 2,212,648
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	1,847,000	2,083,915
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	1,224,000	1,226,179
Series MTN, 2.15%, 2/1/2021	1,682,000	1,686,827
Series MTN, 2.20%, 3/16/2023	1,348,000	1,356,290
Series MTN, 2.50%, 8/1/2024	1,320,000	1,337,081
Series MTN, 2.75%, 4/1/2022	1,371,000	1,394,828
Series MTN, 2.85%, 10/26/2024	1,425,000	1,473,065
Series MTN, 3.05%, 6/20/2022	1,667,000	1,709,175
Series MTN, 3.20%, 9/3/2021	1,019,000	1,038,942
Series MTN, 3.70%, 6/5/2025	1,663,000	1,790,768
Series MTN, 3.75%, 12/6/2023	1,465,000	1,552,915
Series MTN, 3.88%, 3/19/2029	1,105,000	1,205,898
Series MTN, 3.95%, 3/22/2022	380,000	394,379
BBVA USA:
2.50%, 8/27/2024	832,000	826,251
Series BKNT, 2.88%, 6/29/2022	845,000	857,126
Series BKNT, 3.50%, 6/11/2021	856,000	871,014
Series BKNT, 3.88%, 4/10/2025	798,000	837,086
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	1,672,000	1,724,534
Series MTN, 3.25%, 3/3/2023	2,177,000	2,257,767
Series MTN, 4.25%, 10/15/2024 (a)	2,436,000	2,605,497
BPCE SA:
4.00%, 4/15/2024	1,739,000	1,864,991
Series BKNT, 2.65%, 2/3/2021	883,000	889,305
Series MTN, 2.75%, 12/2/2021	1,330,000	1,348,686
Series MTN, 3.38%, 12/2/2026	4,102,000	4,310,053
Branch Banking & Trust Co.:
2.63%, 1/15/2022	1,185,000	1,201,021
Series BKNT, 2.15%, 12/6/2024	1,985,000	1,985,496
Series BKNT, 2.85%, 4/1/2021	563,000	569,052
Series BKNT, 3.63%, 9/16/2025	2,222,000	2,365,319
Security Description	Principal Amount	Value
Series BKNT, 3.80%, 10/30/2026	$ 703,000	$ 754,825
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (a) (c)	900,000	898,425
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	894,000	909,261
2.70%, 2/2/2021	1,459,000	1,471,226
3.10%, 4/2/2024 (a)	1,349,000	1,395,014
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (c)	1,019,000	1,029,873
Series BKNT, 3.50%, 9/13/2023	1,325,000	1,391,939
Capital One NA:
2.15%, 9/6/2022	3,051,000	3,057,010
Series BKNT, 2.25%, 9/13/2021	1,448,000	1,454,255
Series BKNT, 2.65%, 8/8/2022	978,000	992,582
Series BKNT, 2.95%, 7/23/2021	1,636,000	1,659,837
Citibank NA:
Series BKNT, 2.85%, 2/12/2021	2,190,000	2,211,703
Series BKNT, 3.40%, 7/23/2021	1,602,000	1,636,171
Series BKNT, 3.65%, 1/23/2024	2,719,000	2,878,252
Series BKNT, 3 Month USD LIBOR + 0.53%, 3.17%, 2/19/2022 (c)	2,175,000	2,203,036
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (c)	1,385,000	1,400,747
Citigroup, Inc.:
2.35%, 8/2/2021	2,160,000	2,173,284
2.70%, 3/30/2021	5,702,000	5,752,463
2.70%, 10/27/2022	2,661,000	2,705,013
2.75%, 4/25/2022	3,100,000	3,149,011
2.90%, 12/8/2021	3,115,000	3,165,027
3.20%, 10/21/2026	3,375,000	3,501,225
3.30%, 4/27/2025	1,582,000	1,661,385
3.38%, 3/1/2023	292,000	302,343
3.40%, 5/1/2026	2,438,000	2,562,192
3.50%, 5/15/2023	2,209,000	2,300,497
3.70%, 1/12/2026	2,340,000	2,494,323
3.75%, 6/16/2024	1,609,000	1,708,661
3.88%, 10/25/2023	2,675,000	2,839,218
3.88%, 3/26/2025	1,640,000	1,736,432
4.00%, 8/5/2024 (a)	2,018,000	2,162,408
4.05%, 7/30/2022	2,431,000	2,541,805
4.13%, 7/25/2028	2,152,000	2,342,172
4.30%, 11/20/2026	1,435,000	1,561,754
4.40%, 6/10/2025	2,194,000	2,385,887
4.45%, 9/29/2027	4,237,000	4,669,132

225

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/14/2022	$ 3,286,000	$ 3,442,841
4.60%, 3/9/2026	1,216,000	1,338,038
5.50%, 9/13/2025	1,614,000	1,847,191
6.63%, 1/15/2028	91,000	115,397
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (c)	3,292,000	3,358,005
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (c)	3,171,000	3,300,123
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	2,713,000	2,758,253
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (c)	2,038,000	2,155,042
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	2,257,000	2,379,081
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (c)	2,311,000	2,533,434
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (c)	2,710,000	2,961,732
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	3,172,000	3,377,006
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	3,000,000	3,231,600
SOFR + 0.87%, 2.31%, 11/4/2022 (c)	1,411,000	1,415,318
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	2,622,000	2,662,353
Citizens Bank NA/Providence RI:
Series BKNT, 2.55%, 5/13/2021	1,261,000	1,270,281
Series BKNT, 2.65%, 5/26/2022	617,000	625,114
Series BKNT, 3.25%, 2/14/2022	1,122,000	1,148,849
Series BKNT, 3.70%, 3/29/2023	609,000	636,728
Series BKNT, 3.75%, 2/18/2026	522,000	558,055
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	584,000	586,067
2.85%, 7/27/2026	3,363,000	3,423,198
4.30%, 12/3/2025	1,192,000	1,285,393
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024	595,000	601,932
Series BKNT, 4.00%, 7/27/2025	500,000	533,985
Comerica, Inc.:
Security Description	Principal Amount	Value
3.70%, 7/31/2023	$ 1,028,000	$ 1,081,836
4.00%, 2/1/2029	1,133,000	1,237,553
Commonwealth Bank of Australia Series BKNT, 2.55%, 3/15/2021	1,375,000	1,386,069
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	2,143,000	2,177,181
2.75%, 1/10/2023	1,401,000	1,425,910
3.13%, 4/26/2021	1,590,000	1,615,011
3.88%, 2/8/2022	2,432,000	2,527,188
3.95%, 11/9/2022	1,903,000	1,989,073
4.38%, 8/4/2025	2,013,000	2,187,467
4.50%, 1/11/2021	1,341,000	1,375,464
4.63%, 12/1/2023	2,213,000	2,399,445
Series BKNT, 3.75%, 7/21/2026	1,664,000	1,736,750
Series GMTN, 1.88%, 7/19/2021	400,000	398,404
Series GMTN, 2.50%, 1/19/2021	4,170,000	4,196,313
Series MTN, 3.38%, 5/21/2025	1,668,000	1,771,216
Credit Suisse AG:
2.10%, 11/12/2021	2,356,000	2,365,400
3.00%, 10/29/2021	2,468,000	2,517,804
Series MTN, 3.63%, 9/9/2024	4,322,000	4,591,995
Credit Suisse Group Funding Guernsey, Ltd.:
3.45%, 4/16/2021	2,159,000	2,195,530
3.75%, 3/26/2025	2,485,000	2,633,926
3.80%, 9/15/2022	2,097,000	2,182,662
3.80%, 6/9/2023	3,352,000	3,510,650
4.55%, 4/17/2026	2,242,000	2,489,248
Deutsche Bank AG:
3.13%, 1/13/2021	707,000	710,097
3.15%, 1/22/2021	1,244,000	1,248,852
3.30%, 11/16/2022	944,000	953,742
3.38%, 5/12/2021	1,003,000	1,011,816
3.70%, 5/30/2024	3,014,000	3,070,241
3.70%, 5/30/2024	1,128,000	1,144,514
3.95%, 2/27/2023	1,403,000	1,439,801
4.10%, 1/13/2026 (a)	96,000	97,705
4.10%, 1/13/2026 (a)	500,000	507,650
4.25%, 2/4/2021	1,418,000	1,441,596
4.25%, 10/14/2021	2,334,000	2,399,072
SOFR + 2.58%, 3.96%, 11/26/2025 (c)	1,951,000	1,990,586
Series D, 5.00%, 2/14/2022	1,639,000	1,711,739
Series GMTN, 3.38%, 5/12/2021	1,158,000	1,169,985
Discover Bank:
2.45%, 9/12/2024	3,268,000	3,263,980
Series BKNT, 3.20%, 8/9/2021	678,000	689,940

226

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.35%, 2/6/2023	$ 1,022,000	$ 1,052,997
Series BKNT, 3.45%, 7/27/2026	704,000	732,646
Series BKNT, 4.20%, 8/8/2023	920,000	978,429
Series BKNT, 4.25%, 3/13/2026	484,000	523,189
Series BKNT, 4.65%, 9/13/2028	1,003,000	1,132,056
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (c)	710,000	744,875
Fifth Third Bancorp:
2.38%, 1/28/2025	2,204,000	2,211,956
2.60%, 6/15/2022	888,000	898,914
3.50%, 3/15/2022	601,000	620,064
3.65%, 1/25/2024	1,597,000	1,684,819
3.95%, 3/14/2028	715,000	787,372
4.30%, 1/16/2024	1,028,000	1,104,802
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	1,170,000	1,175,908
Series BKNT, 2.88%, 10/1/2021	1,057,000	1,072,538
Series BKNT, 3.35%, 7/26/2021	1,001,000	1,022,582
Series BKNT, 3.85%, 3/15/2026	1,013,000	1,078,703
Series BKNT, 3.95%, 7/28/2025	670,000	728,411
First Republic Bank Series BKNT, 2.50%, 6/6/2022	859,000	867,023
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	3,069,000	3,079,343
2.63%, 4/25/2021	1,603,000	1,615,535
2.88%, 2/25/2021	2,699,000	2,725,531
3.00%, 4/26/2022	4,278,000	4,329,978
3.20%, 2/23/2023	1,956,000	2,011,981
3.50%, 1/23/2025	3,319,000	3,483,523
3.50%, 11/16/2026	3,240,000	3,410,068
3.63%, 1/22/2023	2,158,000	2,249,888
3.63%, 2/20/2024	2,427,000	2,546,651
3.75%, 5/22/2025	3,054,000	3,241,913
3.75%, 2/25/2026	2,008,000	2,133,741
3.85%, 1/26/2027	3,692,000	3,930,245
4.00%, 3/3/2024	2,665,000	2,842,622
4.25%, 10/21/2025	2,520,000	2,739,719
5.25%, 7/27/2021	4,789,000	5,026,008
5.75%, 1/24/2022	5,355,000	5,745,433
5.95%, 1/15/2027	1,290,000	1,540,441
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	3,828,000	3,878,874
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	$ 3,154,000	$ 3,209,447
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (c)	1,993,000	2,025,386
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (c)	2,993,000	3,208,227
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	9,966,000	10,986,917
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	2,683,000	2,850,741
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	2,863,000	2,965,724
Series MTN, 3.85%, 7/8/2024	2,739,000	2,898,821
HSBC Holdings PLC:
2.65%, 1/5/2022	3,598,000	3,639,665
2.95%, 5/25/2021	3,312,000	3,354,360
3.40%, 3/8/2021	3,746,000	3,806,947
3.60%, 5/25/2023	2,697,000	2,811,434
3.90%, 5/25/2026	3,190,000	3,401,561
4.00%, 3/30/2022	1,947,000	2,029,806
4.25%, 3/14/2024	2,593,000	2,754,985
4.25%, 8/18/2025	2,488,000	2,667,360
4.30%, 3/8/2026	2,762,000	3,009,006
4.38%, 11/23/2026	2,006,000	2,170,131
4.88%, 1/14/2022	2,399,000	2,532,792
5.10%, 4/5/2021	2,155,000	2,234,476
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	2,321,000	2,374,801
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (c)	743,000	780,692
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (c)	3,304,000	3,381,049
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (c)	8,622,000	8,635,968
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (c)	3,175,000	3,333,782
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	2,570,000	2,781,999
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	3,523,000	3,931,598
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	3,030,000	3,241,130

227

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (a) (c)	$ 2,032,000	$ 2,189,764
HSBC USA, Inc. 3.50%, 6/23/2024	1,357,000	1,437,009
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	2,138,000	2,148,989
2.63%, 8/6/2024	877,000	889,173
3.15%, 3/14/2021	835,000	846,022
4.00%, 5/15/2025	705,000	762,570
Huntington National Bank:
3.25%, 5/14/2021	705,000	716,710
Series BKNT, 2.50%, 8/7/2022	686,000	694,122
Series BKNT, 3.13%, 4/1/2022	1,007,000	1,030,513
Series BKNT, 3.55%, 10/6/2023 (a)	1,181,000	1,239,896
ING Groep NV:
3.15%, 3/29/2022	1,543,000	1,578,875
3.55%, 4/9/2024	1,106,000	1,159,044
3.95%, 3/29/2027	2,198,000	2,365,905
4.05%, 4/9/2029 (a)	698,000	767,053
4.10%, 10/2/2023	2,238,000	2,381,971
4.55%, 10/2/2028 (a)	2,135,000	2,427,068
Intesa Sanpaolo SpA 5.25%, 1/12/2024	35,000	37,793
JPMorgan Chase & Co.:
2.40%, 6/7/2021	2,986,000	3,005,230
2.55%, 3/1/2021	2,480,000	2,498,575
2.70%, 5/18/2023	3,585,000	3,658,564
2.95%, 10/1/2026	3,782,000	3,901,360
2.97%, 1/15/2023	3,622,000	3,697,156
3.13%, 1/23/2025	3,085,000	3,220,833
3.20%, 1/25/2023	3,376,000	3,494,801
3.20%, 6/15/2026	2,871,000	2,999,908
3.25%, 9/23/2022	3,964,000	4,097,270
3.30%, 4/1/2026	3,192,000	3,357,377
3.38%, 5/1/2023	3,485,000	3,626,909
3.63%, 5/13/2024	2,914,000	3,088,753
3.63%, 12/1/2027	1,644,000	1,736,607
3.88%, 2/1/2024	2,011,000	2,150,101
3.88%, 9/10/2024	3,863,000	4,135,844
3.90%, 7/15/2025	2,801,000	3,025,472
4.13%, 12/15/2026	2,357,000	2,586,902
4.25%, 10/1/2027	1,508,000	1,669,974
4.35%, 8/15/2021	2,405,000	2,497,737
4.50%, 1/24/2022	4,029,000	4,234,882
4.63%, 5/10/2021	6,135,000	6,356,473
7.63%, 10/15/2026	459,000	595,355
7.75%, 7/15/2025	55,000	69,104
8.00%, 4/29/2027	433,000	574,864
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (c)	3,007,000	3,071,470
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (c)	$ 2,807,000	$ 2,876,164
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (c)	2,699,000	2,812,925
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (c)	3,216,000	3,390,082
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	1,502,000	1,525,221
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	2,284,000	2,424,283
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (c)	3,161,000	3,371,428
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (c)	2,695,000	2,958,086
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	2,179,000	2,258,599
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	2,952,000	3,181,341
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (c)	2,350,000	2,549,468
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	3,168,000	3,530,609
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (a) (c)	1,988,000	2,263,954
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	3,502,000	3,769,448
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	2,143,000	2,272,994
SOFR + 1.51%, 2.74%, 10/15/2030 (c)	3,946,000	3,951,682
SOFR + 1.16%, 2.30%, 10/15/2025 (c)	2,900,000	2,896,694
Series MTN, 2.30%, 8/15/2021	2,684,000	2,690,817
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	910,000	919,155
Series BKNT, 2.40%, 6/9/2022	858,000	867,378
Series BKNT, 2.50%, 11/22/2021	681,000	688,668
Series BKNT, 3.18%, 10/15/2027	400,000	407,796

228

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.30%, 2/1/2022	$ 2,183,000	$ 2,243,316
Series BKNT, 3.30%, 6/1/2025	258,000	272,064
Series BKNT, 3.35%, 6/15/2021	707,000	722,377
Series BKNT, 3.38%, 3/7/2023	708,000	737,545
Series BKNT, 3.90%, 4/13/2029	500,000	538,965
Series BKNT, 6.95%, 2/1/2028	146,000	184,232
Series MTN, 3.40%, 5/20/2026	697,000	726,873
KeyCorp.:
Series MTN, 2.55%, 10/1/2029	990,000	968,953
Series MTN, 4.10%, 4/30/2028 (a)	609,000	668,457
Series MTN, 4.15%, 10/29/2025	794,000	869,454
Series MTN, 5.10%, 3/24/2021	1,174,000	1,218,166
Lloyds Bank PLC:
2.25%, 8/14/2022	3,191,000	3,206,636
3.30%, 5/7/2021	2,064,000	2,101,358
3.50%, 5/14/2025	255,000	269,262
6.38%, 1/21/2021	921,000	962,721
Lloyds Banking Group PLC:
3.00%, 1/11/2022	2,012,000	2,043,609
3.10%, 7/6/2021	829,000	842,057
3.75%, 1/11/2027	1,413,000	1,486,024
3.90%, 3/12/2024	1,301,000	1,375,768
4.05%, 8/16/2023	2,041,000	2,160,113
4.38%, 3/22/2028	1,733,000	1,913,492
4.45%, 5/8/2025	1,637,000	1,787,178
4.50%, 11/4/2024	1,447,000	1,549,491
4.55%, 8/16/2028	1,228,000	1,377,018
4.58%, 12/10/2025	2,079,000	2,254,572
4.65%, 3/24/2026	1,859,000	2,023,075
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	2,770,000	2,810,885
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (a) (c)	1,946,000	2,028,491
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (c)	2,566,000	2,598,255
M&T Bank Corp. 3.55%, 7/26/2023	541,000	569,159
Manufacturers & Traders Trust Co.:
Series BKNT, 2.50%, 5/18/2022	1,270,000	1,285,049
Series BKNT, 2.63%, 1/25/2021	714,000	718,884
Security Description	Principal Amount	Value
Series BKNT, 2.90%, 2/6/2025 (a)	$ 897,000	$ 923,928
Series BKNT, 3.40%, 8/17/2027	460,000	486,501
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	2,214,000	2,219,358
2.53%, 9/13/2023 (a)	770,000	777,792
2.62%, 7/18/2022	2,554,000	2,583,703
2.67%, 7/25/2022	2,365,000	2,401,539
2.76%, 9/13/2026 (a)	980,000	987,183
2.80%, 7/18/2024	1,824,000	1,859,623
2.95%, 3/1/2021	3,207,000	3,243,848
3.00%, 2/22/2022	1,413,000	1,439,889
3.20%, 7/18/2029	2,151,000	2,225,833
3.22%, 3/7/2022	1,424,000	1,458,475
3.29%, 7/25/2027	1,196,000	1,244,833
3.41%, 3/7/2024	1,890,000	1,971,724
3.46%, 3/2/2023 (a)	1,624,000	1,681,278
3.54%, 7/26/2021	1,060,000	1,084,200
3.68%, 2/22/2027 (a)	1,315,000	1,396,135
3.74%, 3/7/2029 (a)	3,452,000	3,725,985
3.76%, 7/26/2023	2,501,000	2,631,827
3.78%, 3/2/2025 (a)	1,530,000	1,630,001
3.85%, 3/1/2026	3,485,000	3,744,563
3.96%, 3/2/2028	874,000	951,489
4.05%, 9/11/2028	892,000	982,119
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	1,073,000	1,076,348
2.60%, 9/11/2022	981,000	993,743
2.84%, 9/13/2026	1,304,000	1,319,791
2.95%, 2/28/2022	1,989,000	2,024,663
3.17%, 9/11/2027	697,000	716,809
3.55%, 3/5/2023	987,000	1,025,138
3.66%, 2/28/2027	729,000	772,201
4.02%, 3/5/2028	1,289,000	1,405,461
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (c)	1,170,000	1,182,987
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (c)	1,802,000	1,824,183
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (c)	1,945,000	2,043,611
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (c)	2,304,000	2,304,691
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (c)	999,000	1,019,549
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (c)	501,000	554,076
Morgan Stanley:
2.75%, 5/19/2022	4,259,000	4,332,595

229

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 1/20/2027	$ 3,594,000	$ 3,829,371
3.95%, 4/23/2027 (a)	1,870,000	2,002,639
4.88%, 11/1/2022	2,705,000	2,901,221
5.00%, 11/24/2025	2,784,000	3,136,482
5.75%, 1/25/2021	3,372,000	3,503,204
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (c)	3,553,000	3,712,281
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	3,488,000	3,704,849
Series F, 3.88%, 4/29/2024	3,446,000	3,665,200
Series GMTN, 2.50%, 4/21/2021	3,076,000	3,096,763
Series GMTN, 3.13%, 1/23/2023	3,277,000	3,368,396
Series GMTN, 3.70%, 10/23/2024	3,723,000	3,954,087
Series GMTN, 3.75%, 2/25/2023	3,391,000	3,550,411
Series GMTN, 3.88%, 1/27/2026	3,789,000	4,073,705
Series GMTN, 4.00%, 7/23/2025	3,981,000	4,308,995
Series GMTN, 4.35%, 9/8/2026	2,906,000	3,177,914
Series GMTN, 5.50%, 7/28/2021	3,670,000	3,865,574
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (c)	3,932,000	4,230,399
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	1,982,000	2,241,127
Series MTN, 2.63%, 11/17/2021	4,715,000	4,769,647
Series MTN, 3.13%, 7/27/2026	3,733,000	3,858,391
Series MTN, 4.10%, 5/22/2023	2,597,000	2,740,666
Series MTN, 6.25%, 8/9/2026	2,706,000	3,299,859
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	2,295,000	2,327,382
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	198,000	202,542
3.50%, 6/18/2022	64,000	66,200
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022	1,185,000	1,188,934
Series BKNT, 3.15%, 4/1/2022	1,825,000	1,867,960
National Australia Bank, Ltd.:
2.50%, 1/12/2021	1,180,000	1,187,422
2.80%, 1/10/2022	1,783,000	1,813,222
2.88%, 4/12/2023	1,017,000	1,041,530
3.00%, 1/20/2023	1,080,000	1,109,214
Security Description	Principal Amount	Value
3.38%, 9/20/2021	$ 846,000	$ 866,955
3.38%, 1/14/2026	703,000	739,584
3.63%, 6/20/2023 (a)	989,000	1,038,470
3.70%, 11/4/2021	925,000	954,489
Series BKNT, 1.88%, 7/12/2021	1,443,000	1,443,332
Series BKNT, 2.50%, 7/12/2026	1,690,000	1,691,639
Series GMTN, 2.50%, 5/22/2022	1,285,000	1,301,024
Series GMTN, 2.63%, 1/14/2021	514,000	517,906
Northern Trust Corp.:
2.38%, 8/2/2022	773,000	782,732
3.15%, 5/3/2029	901,000	950,969
3.38%, 8/23/2021	390,000	399,610
3.65%, 8/3/2028	410,000	448,790
3.95%, 10/30/2025	896,000	976,291
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	703,000	724,617
People's United Bank NA 4.00%, 7/15/2024	914,000	956,181
PNC Bank NA:
3.80%, 7/25/2023	1,079,000	1,133,770
3 Month USD LIBOR + 0.42%, 2.03%, 12/9/2022 (c)	1,585,000	1,589,390
Series BKNT, 2.15%, 4/29/2021	1,688,000	1,693,739
Series BKNT, 2.45%, 7/28/2022	1,663,000	1,686,199
Series BKNT, 2.50%, 1/22/2021	687,000	691,314
Series BKNT, 2.55%, 12/9/2021	703,000	711,429
Series BKNT, 2.63%, 2/17/2022	987,000	1,001,025
Series BKNT, 2.70%, 11/1/2022	1,406,000	1,431,913
Series BKNT, 2.70%, 10/22/2029	597,000	596,039
Series BKNT, 2.95%, 1/30/2023	723,000	739,412
Series BKNT, 2.95%, 2/23/2025	1,043,000	1,080,016
Series BKNT, 3.10%, 10/25/2027	1,003,000	1,048,275
Series BKNT, 3.25%, 1/22/2028	961,000	1,012,010
Series BKNT, 3.30%, 10/30/2024	799,000	840,955
Series BKNT, 3.50%, 6/8/2023 (a)	1,025,000	1,073,923
Series BKNT, 4.05%, 7/26/2028	1,403,000	1,543,482

230

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 4.20%, 11/1/2025	$ 783,000	$ 858,865
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.23%, 7/22/2022 (c)	1,530,000	1,535,003
Series MTN, 3.25%, 6/1/2025	1,183,000	1,242,304
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024 (a)	1,636,000	1,641,841
2.60%, 7/23/2026	2,080,000	2,113,758
2.85%, 11/9/2022 (d)	706,000	722,619
3.15%, 5/19/2027	792,000	832,059
3.30%, 3/8/2022	795,000	816,632
3.45%, 4/23/2029	2,761,000	2,951,067
3.50%, 1/23/2024	959,000	1,011,592
3.90%, 4/29/2024	863,000	920,277
Regions Bank Series BKNT, 2.75%, 4/1/2021	1,082,000	1,090,656
Regions Financial Corp.:
2.75%, 8/14/2022	1,364,000	1,387,775
3.80%, 8/14/2023	1,460,000	1,545,906
Royal Bank of Canada:
Series GMTN, 2.25%, 11/1/2024 (a)	1,406,000	1,411,638
Series GMTN, 2.50%, 1/19/2021	820,000	825,560
Series GMTN, 2.55%, 7/16/2024	1,670,000	1,695,968
Series GMTN, 2.75%, 2/1/2022	1,738,000	1,770,153
Series GMTN, 2.80%, 4/29/2022	2,360,000	2,410,079
Series GMTN, 3.20%, 4/30/2021	2,127,000	2,164,393
Series GMTN, 3.70%, 10/5/2023	2,046,000	2,164,873
Series GMTN, 4.65%, 1/27/2026	1,570,000	1,742,684
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	3,922,000	4,106,530
4.80%, 4/5/2026 (a)	1,147,000	1,274,351
5.13%, 5/28/2024	2,438,000	2,648,936
6.00%, 12/19/2023	2,694,000	2,992,172
6.10%, 6/10/2023	2,076,000	2,286,070
6.13%, 12/15/2022	2,869,000	3,138,944
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	1,895,000	1,941,731
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (c)	1,461,000	1,551,553
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (c)	2,497,000	2,819,612
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (c)	$ 1,872,000	$ 1,987,952
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	1,877,000	2,075,249
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (c)	1,554,000	1,787,815
5 year CMT + 2.10%, 3.75%, 11/1/2029 (c)	675,000	689,148
Santander Holdings USA, Inc.:
3.24%, 10/5/2026 (b)	1,109,000	1,115,366
3.40%, 1/18/2023	3,475,000	3,563,751
3.70%, 3/28/2022	1,167,000	1,199,804
4.40%, 7/13/2027 (a)	1,079,000	1,166,453
4.45%, 12/3/2021	2,126,000	2,209,127
4.50%, 7/17/2025 (a)	947,000	1,021,955
3.50%, 6/7/2024	1,195,000	1,229,954
Santander UK Group Holdings PLC:
2.88%, 8/5/2021	2,084,000	2,105,632
3.13%, 1/8/2021	911,000	919,855
3.57%, 1/10/2023	961,000	984,544
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (c)	1,154,000	1,180,646
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (a) (c)	1,047,000	1,103,308
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (c)	1,492,000	1,608,063
Santander UK PLC:
2.50%, 1/5/2021	836,000	840,021
2.88%, 6/18/2024	1,270,000	1,297,915
3.40%, 6/1/2021	1,593,000	1,624,494
3.75%, 11/15/2021	609,000	627,983
4.00%, 3/13/2024	1,472,000	1,571,551
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	1,444,000	1,439,408
2.63%, 3/15/2021	1,392,000	1,402,203
2.80%, 3/11/2022	535,000	543,533
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	500,000	510,755
3.20%, 7/18/2022	1,314,000	1,350,004
3.95%, 7/19/2023	265,000	279,737
3.95%, 1/10/2024	580,000	615,571
Series GMTN, 3.40%, 7/11/2024	260,000	272,215
Series GMTN, 3.65%, 7/23/2025 (a)	600,000	639,978
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	1,986,000	1,989,456
2.44%, 10/19/2021	1,916,000	1,932,324

231

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 9/27/2024	$ 1,723,000	$ 1,729,616
2.63%, 7/14/2026	2,381,000	2,384,952
2.70%, 7/16/2024	3,480,000	3,529,764
2.72%, 9/27/2029 (a)	816,000	812,336
2.78%, 7/12/2022	2,549,000	2,593,429
2.78%, 10/18/2022	1,567,000	1,597,306
2.85%, 1/11/2022	1,371,000	1,393,238
2.93%, 3/9/2021	2,346,000	2,373,073
3.01%, 10/19/2026 (a)	1,909,000	1,955,102
3.04%, 7/16/2029	2,641,000	2,698,283
3.10%, 1/17/2023	2,039,000	2,092,361
3.20%, 9/17/2029	1,111,000	1,129,187
3.35%, 10/18/2027	1,118,000	1,165,582
3.36%, 7/12/2027 (a)	1,520,000	1,587,610
3.45%, 1/11/2027	1,705,000	1,784,913
3.54%, 1/17/2028	332,000	351,475
3.75%, 7/19/2023	1,664,000	1,746,435
3.78%, 3/9/2026	1,982,000	2,114,497
3.94%, 10/16/2023	817,000	865,652
3.94%, 7/19/2028	869,000	947,905
4.31%, 10/16/2028	1,062,000	1,186,881
SunTrust Bank:
Series BKNT, 2.45%, 8/1/2022	702,000	710,733
Series BKNT, 2.75%, 5/1/2023	917,000	933,909
Series BKNT, 2.80%, 5/17/2022	1,373,000	1,399,389
Series BKNT, 3.00%, 2/2/2023	484,000	496,550
Series BKNT, 3.30%, 5/15/2026	1,047,000	1,093,120
Series BKNT, 4.05%, 11/3/2025 (a)	634,000	695,980
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (c)	759,000	775,281
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (c)	849,000	889,005
Series BNKT, 3.20%, 4/1/2024 (a)	978,000	1,017,531
SunTrust Banks, Inc.:
2.70%, 1/27/2022	876,000	887,852
2.90%, 3/3/2021	1,817,000	1,835,679
4.00%, 5/1/2025 (a)	1,255,000	1,360,131
SVB Financial Group 3.50%, 1/29/2025	435,000	455,810
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	1,219,000	1,219,061
Series BKNT, 2.45%, 3/30/2021	6,051,000	6,091,784
Series BKNT, 3.35%, 5/24/2021	1,449,000	1,477,560
Security Description	Principal Amount	Value
Series BKNT, 3.90%, 11/20/2023	$ 1,359,000	$ 1,454,769
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	898,000	915,376
Series BKNT, 3.65%, 5/24/2021	694,000	708,352
Synovus Financial Corp. 3.13%, 11/1/2022	495,000	502,202
Toronto-Dominion Bank:
1.80%, 7/13/2021 (a)	2,040,000	2,041,816
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (a) (c)	1,058,000	1,109,715
Series GMTN, 2.55%, 1/25/2021	1,181,000	1,189,574
Series GMTN, 3.25%, 3/11/2024	1,649,000	1,725,843
Series GMTN, 3.50%, 7/19/2023 (a)	1,815,000	1,909,580
Series MTN, 1.90%, 12/1/2022	1,919,000	1,920,823
Series MTN, 2.13%, 4/7/2021	1,941,000	1,949,191
Series MTN, 2.65%, 6/12/2024	1,940,000	1,986,230
Series MTN, 3.25%, 6/11/2021	1,547,000	1,579,564
US Bancorp:
2.40%, 7/30/2024 (a)	2,712,000	2,749,019
3.38%, 2/5/2024	1,722,000	1,808,668
Series DMTN, 3.00%, 7/30/2029	1,370,000	1,406,154
Series MTN, 2.35%, 1/29/2021	1,646,000	1,654,477
Series MTN, 2.95%, 7/15/2022	1,219,000	1,249,975
Series MTN, 3.00%, 3/15/2022	1,631,000	1,667,975
Series MTN, 3.10%, 4/27/2026	1,109,000	1,155,933
Series MTN, 3.60%, 9/11/2024	982,000	1,044,848
Series MTN, 3.70%, 1/30/2024	604,000	643,471
Series MTN, 3.90%, 4/26/2028 (a)	1,160,000	1,303,190
Series MTN, 3.95%, 11/17/2025 (a)	992,000	1,088,621
Series MTN, 4.13%, 5/24/2021	1,075,000	1,107,304
Series V, 2.38%, 7/22/2026	1,871,000	1,879,419
Series V, 2.63%, 1/24/2022	1,669,000	1,697,206
Series X, 3.15%, 4/27/2027	1,608,000	1,689,333
US Bank NA:
1.95%, 1/9/2023	1,485,000	1,486,188
Series BKNT, 2.65%, 5/23/2022	1,297,000	1,320,994

232

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.80%, 1/27/2025	$ 688,000	$ 711,502
Series BKNT, 2.85%, 1/23/2023	1,193,000	1,222,217
Series BKNT, 3.00%, 2/4/2021	1,209,000	1,223,169
Series BKNT, 3.15%, 4/26/2021	1,484,000	1,507,655
Series BKNT, 3.40%, 7/24/2023	1,114,000	1,165,600
Series BKNT, 3.45%, 11/16/2021	1,002,000	1,031,148
Wachovia Corp. 7.57%, 8/1/2026 (a) (d)	654,000	828,965
Webster Financial Corp. 4.10%, 3/25/2029	834,000	882,422
Wells Fargo & Co.:
2.10%, 7/26/2021	3,860,000	3,871,426
2.50%, 3/4/2021	2,062,000	2,076,104
3.00%, 4/22/2026	4,303,000	4,422,451
3.00%, 10/23/2026	3,927,000	4,029,102
3.07%, 1/24/2023	4,422,000	4,512,784
4.13%, 8/15/2023	1,991,000	2,113,367
4.48%, 1/16/2024	706,000	763,207
Series GMTN, 4.30%, 7/22/2027	3,788,000	4,148,352
Series M, 3.45%, 2/13/2023	2,723,000	2,820,238
Series MTN, 2.63%, 7/22/2022	4,912,000	4,988,971
Series MTN, 3.00%, 1/22/2021	6,566,000	6,640,655
Series MTN, 3.00%, 2/19/2025	3,220,000	3,323,040
Series MTN, 3.30%, 9/9/2024	2,704,000	2,836,361
Series MTN, 3.50%, 3/8/2022	3,454,000	3,564,010
Series MTN, 3.55%, 9/29/2025	2,979,000	3,156,727
Series MTN, 3.75%, 1/24/2024	3,593,000	3,800,065
Series MTN, 4.10%, 6/3/2026	3,394,000	3,655,609
Series MTN, 4.15%, 1/24/2029 (a)	2,087,000	2,331,429
Series MTN, 4.60%, 4/1/2021	3,419,000	3,530,938
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	3,751,000	3,752,913
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (c)	2,822,000	2,843,588
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	3,611,000	3,745,438
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	3,518,000	3,738,895
Wells Fargo Bank NA:
Security Description	Principal Amount	Value
Series BKNT, 2.60%, 1/15/2021	$ 2,910,000	$ 2,932,116
Series BKNT, 3.55%, 8/14/2023	3,420,000	3,583,408
Series BKNT, 3.63%, 10/22/2021	4,168,000	4,291,206
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (c)	2,946,000	2,982,354
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (c)	3,800,000	3,804,712
Westpac Banking Corp.:
2.00%, 8/19/2021	1,644,000	1,646,680
2.10%, 5/13/2021	1,389,000	1,392,389
2.35%, 2/19/2025	4,807,000	4,822,527
2.50%, 6/28/2022	1,616,000	1,635,780
2.65%, 1/25/2021	1,806,000	1,819,256
2.70%, 8/19/2026	776,000	784,396
2.75%, 1/11/2023	1,939,000	1,976,500
2.80%, 1/11/2022	1,207,000	1,226,771
2.85%, 5/13/2026	1,978,000	2,024,602
3.30%, 2/26/2024	1,603,000	1,671,448
3.35%, 3/8/2027	1,089,000	1,149,429
3.40%, 1/25/2028 (a)	536,000	569,055
3.65%, 5/15/2023	1,329,000	1,394,480
5 year CMT + 2.00%, 4.11%, 7/24/2034 (a) (c)	20,000	21,016
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (c)	1,364,000	1,440,943
Wintrust Financial Corp. 4.85%, 6/6/2029	803,000	839,071
Zions Bancorp NA:
3.25%, 10/29/2029	1,008,000	990,914
3.50%, 8/27/2021	719,000	735,300
Series BKNT, 3.35%, 3/4/2022	685,000	702,104
		1,362,932,524
BEVERAGES — 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	4,679,000	4,993,709
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023 (a)	228,000	232,127
3.30%, 2/1/2023	3,891,000	4,031,932
3.65%, 2/1/2026	2,483,000	2,641,738
3.70%, 2/1/2024	1,894,000	2,009,572
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 1/12/2024	691,000	728,024
4.00%, 4/13/2028	2,972,000	3,267,268
4.15%, 1/23/2025	3,429,000	3,733,358
4.75%, 1/23/2029	5,419,000	6,288,479

233

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Beam Suntory, Inc. 3.25%, 5/15/2022	$ 454,000	$ 463,098
Brown-Forman Corp. 3.50%, 4/15/2025	331,000	351,605
Coca-Cola Co.:
1.55%, 9/1/2021	1,106,000	1,106,000
1.75%, 9/6/2024	1,640,000	1,633,309
2.13%, 9/6/2029	1,626,000	1,586,130
2.20%, 5/25/2022	704,000	710,723
2.25%, 9/1/2026	1,421,000	1,431,203
2.50%, 4/1/2023	886,000	904,571
2.55%, 6/1/2026	1,144,000	1,172,039
2.88%, 10/27/2025 (a)	1,360,000	1,422,886
2.90%, 5/25/2027	832,000	871,512
3.20%, 11/1/2023	1,848,000	1,940,215
3.30%, 9/1/2021	2,102,000	2,154,403
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	431,000	451,007
Coca-Cola European Partners PLC 4.50%, 9/1/2021	225,000	231,772
Coca-Cola Femsa SAB de CV 3.88%, 11/26/2023	332,000	349,735
Constellation Brands, Inc.:
2.65%, 11/7/2022	589,000	597,676
2.70%, 5/9/2022	996,000	1,008,420
3.15%, 8/1/2029	1,374,000	1,391,738
3.20%, 2/15/2023	874,000	897,344
3.50%, 5/9/2027	796,000	831,295
3.60%, 2/15/2028	358,000	376,902
3.70%, 12/6/2026	629,000	668,161
3.75%, 5/1/2021 (a)	701,000	716,857
4.25%, 5/1/2023	1,628,000	1,729,603
4.40%, 11/15/2025	871,000	952,012
4.65%, 11/15/2028	869,000	977,373
4.75%, 11/15/2024 (a)	937,000	1,035,957
4.75%, 12/1/2025	418,000	466,271
Diageo Capital PLC:
2.63%, 4/29/2023	2,159,000	2,204,684
3.50%, 9/18/2023	698,000	732,774
3.88%, 5/18/2028	1,097,000	1,206,700
Diageo Captial PLC:
2.13%, 10/24/2024	1,040,000	1,038,534
2.38%, 10/24/2029	720,000	709,942
Diageo Investment Corp.:
2.88%, 5/11/2022	1,382,000	1,411,298
8.00%, 9/15/2022	192,000	221,309
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023 (a)	330,000	333,574
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	1,232,000	1,225,446
3.13%, 12/15/2023	694,000	715,556
3.40%, 11/15/2025	350,000	364,063
3.43%, 6/15/2027	682,000	711,524
3.55%, 5/25/2021	2,269,000	2,318,124
Security Description	Principal Amount	Value
4.06%, 5/25/2023	$ 2,211,000	$ 2,335,656
4.42%, 5/25/2025	1,830,000	2,000,410
4.60%, 5/25/2028	2,075,000	2,337,114
Molson Coors Brewing Co.:
2.10%, 7/15/2021	1,605,000	1,606,107
3.00%, 7/15/2026 (a)	2,031,000	2,053,930
3.50%, 5/1/2022	916,000	940,540
PepsiCo, Inc.:
1.70%, 10/6/2021	1,446,000	1,444,887
2.00%, 4/15/2021	1,717,000	1,722,443
2.25%, 5/2/2022 (a)	1,258,000	1,270,718
2.38%, 10/6/2026	1,720,000	1,747,486
2.63%, 7/29/2029	1,659,000	1,695,913
2.75%, 3/5/2022	1,510,000	1,541,030
2.75%, 3/1/2023	996,000	1,023,031
2.75%, 4/30/2025 (a)	1,311,000	1,358,144
2.85%, 2/24/2026 (a)	1,217,000	1,267,019
3.00%, 8/25/2021	1,192,000	1,216,353
3.00%, 10/15/2027	1,163,000	1,232,419
3.10%, 7/17/2022	1,212,000	1,249,172
3.50%, 7/17/2025 (a)	706,000	758,110
3.60%, 3/1/2024	1,776,000	1,891,369
		100,241,403
BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
1.85%, 8/19/2021	813,000	812,089
2.25%, 8/19/2023 (a)	1,353,000	1,363,770
2.60%, 8/19/2026	2,138,000	2,166,328
2.65%, 5/11/2022	1,802,000	1,828,760
2.70%, 5/1/2022	696,000	706,141
3.13%, 5/1/2025	1,060,000	1,106,131
3.20%, 11/2/2027 (a)	1,356,000	1,427,380
3.63%, 5/15/2022	1,253,000	1,296,103
3.63%, 5/22/2024	1,701,000	1,798,195
3.88%, 11/15/2021	2,074,000	2,139,248
4.10%, 6/15/2021	1,022,000	1,048,460
Baxalta, Inc. 4.00%, 6/23/2025	1,002,000	1,080,226
Biogen, Inc.:
3.63%, 9/15/2022	1,861,000	1,936,892
4.05%, 9/15/2025	1,911,000	2,079,359
Celgene Corp.:
3.88%, 8/15/2025	509,000	545,144
3.90%, 2/20/2028	392,000	424,438
3.95%, 10/15/2020	25,000	25,339
Gilead Sciences, Inc.:
1.95%, 3/1/2022	1,126,000	1,128,151
2.50%, 9/1/2023	1,256,000	1,276,284
2.95%, 3/1/2027	1,560,000	1,620,793
3.25%, 9/1/2022	1,619,000	1,671,909
3.50%, 2/1/2025	1,557,000	1,652,179
3.65%, 3/1/2026	3,294,000	3,543,916
3.70%, 4/1/2024	2,460,000	2,611,561
4.40%, 12/1/2021	1,130,000	1,178,500

234

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 4/1/2021	$ 1,316,000	$ 1,349,926
		37,817,222
BUILDING MATERIALS — 0.2%
CRH America, Inc. 5.75%, 1/15/2021	100,000	103,608
Eagle Materials, Inc. 4.50%, 8/1/2026 (a)	586,000	608,831
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	1,071,000	1,094,069
4.00%, 9/21/2023	700,000	739,053
4.00%, 6/15/2025	698,000	752,409
Johnson Controls International PLC:
3.90%, 2/14/2026 (a)	60,000	63,932
3.63%, 7/2/2024 (d)	256,000	268,045
Lennox International, Inc. 3.00%, 11/15/2023	421,000	427,151
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	456,288
3.50%, 12/15/2027 (a)	1,117,000	1,169,421
4.25%, 7/2/2024	321,000	343,351
Masco Corp.:
3.50%, 4/1/2021	368,000	373,369
3.50%, 11/15/2027	418,000	432,270
4.38%, 4/1/2026	673,000	726,638
4.45%, 4/1/2025	455,000	494,753
5.95%, 3/15/2022	340,000	364,684
Owens Corning:
3.40%, 8/15/2026	594,000	604,698
3.95%, 8/15/2029	959,000	1,000,544
4.20%, 12/1/2024	766,000	811,669
Vulcan Materials Co.:
3.90%, 4/1/2027	116,000	122,625
4.50%, 4/1/2025	382,000	413,125
		11,370,533
CHEMICALS — 1.6%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	267,000	273,696
3.00%, 11/3/2021	211,000	215,439
3.35%, 7/31/2024	697,000	734,471
Airgas, Inc. 3.65%, 7/15/2024	340,000	359,757
Albemarle Corp. 4.15%, 12/1/2024	850,000	910,120
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (b)	1,462,000	1,465,260
Braskem Finance, Ltd. 6.45%, 2/3/2024	491,000	547,053
Cabot Corp.:
3.70%, 7/15/2022	200,000	206,484
4.00%, 7/1/2029	688,000	721,471
Celanese US Holdings LLC:
3.50%, 5/8/2024	2,109,000	2,178,913
Security Description	Principal Amount	Value
4.63%, 11/15/2022	$ 502,000	$ 530,780
5.88%, 6/15/2021	545,000	572,266
Dow Chemical Co.:
3.00%, 11/15/2022	1,807,000	1,848,724
3.15%, 5/15/2024 (a)	1,621,000	1,672,953
3.50%, 10/1/2024 (a)	685,000	719,277
3.63%, 5/15/2026 (a)	666,000	700,459
4.55%, 11/30/2025	1,063,000	1,172,128
4.80%, 11/30/2028 (a)	706,000	807,403
7.38%, 11/1/2029	15,000	19,994
DowDuPont, Inc.:
4.21%, 11/15/2023	6,622,000	7,082,428
4.49%, 11/15/2025	2,628,000	2,894,663
4.73%, 11/15/2028	2,116,000	2,402,126
Eastman Chemical Co.:
3.50%, 12/1/2021	740,000	757,753
3.60%, 8/15/2022	708,000	732,907
3.80%, 3/15/2025	706,000	744,703
4.50%, 12/1/2028	682,000	757,354
Ecolab, Inc.:
2.38%, 8/10/2022	704,000	711,202
2.70%, 11/1/2026 (a)	1,001,000	1,027,857
3.25%, 1/14/2023	651,000	673,798
3.25%, 12/1/2027	542,000	571,176
4.35%, 12/8/2021	1,274,000	1,333,598
FMC Corp.:
3.20%, 10/1/2026 (a)	720,000	739,231
3.45%, 10/1/2029	655,000	678,043
4.10%, 2/1/2024	685,000	724,401
Huntsman International LLC:
4.50%, 5/1/2029	1,117,000	1,189,840
5.13%, 11/15/2022	454,000	483,801
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	300,000	304,383
4.45%, 9/26/2028	398,000	435,519
LYB International Finance B.V. 4.00%, 7/15/2023	1,152,000	1,219,703
LYB International Finance II B.V. 3.50%, 3/2/2027 (a)	1,318,000	1,383,267
LyondellBasell Industries NV:
5.75%, 4/15/2024	832,000	939,619
6.00%, 11/15/2021	1,634,000	1,735,520
Methanex Corp.:
4.25%, 12/1/2024	592,000	610,624
5.25%, 12/15/2029 (a)	1,022,000	1,056,145
Mosaic Co.:
3.25%, 11/15/2022	235,000	241,084
3.75%, 11/15/2021	629,000	644,392
4.05%, 11/15/2027 (a)	1,842,000	1,918,461
4.25%, 11/15/2023	936,000	997,842
NewMarket Corp. 4.10%, 12/15/2022	2,453,000	2,574,399
Nutrien, Ltd.:
3.00%, 4/1/2025	546,000	556,423

235

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 10/1/2022	$ 604,000	$ 617,427
3.38%, 3/15/2025	829,000	859,391
3.50%, 6/1/2023	636,000	657,204
3.63%, 3/15/2024	632,000	660,017
4.00%, 12/15/2026	985,000	1,051,093
4.20%, 4/1/2029	1,068,000	1,177,438
PPG Industries, Inc.:
2.40%, 8/15/2024	660,000	666,554
2.80%, 8/15/2029 (a)	2,678,000	2,687,078
3.20%, 3/15/2023	388,000	400,346
3.75%, 3/15/2028 (a)	572,000	620,935
Praxair, Inc.:
2.20%, 8/15/2022	688,000	693,181
2.45%, 2/15/2022	686,000	693,573
2.65%, 2/5/2025	691,000	710,445
2.70%, 2/21/2023	570,000	582,289
3.00%, 9/1/2021	575,000	586,144
3.20%, 1/30/2026	775,000	816,982
4.05%, 3/15/2021	224,000	229,976
Rohm & Haas Co. 7.85%, 7/15/2029 (a)	1,180,000	1,576,610
RPM International, Inc.:
3.45%, 11/15/2022	419,000	429,965
3.75%, 3/15/2027 (a)	472,000	487,892
4.55%, 3/1/2029 (a)	699,000	763,490
Sasol Financing International, Ltd. 4.50%, 11/14/2022	142,000	146,939
SASOL Financing USA LLC:
5.88%, 3/27/2024	1,776,000	1,922,982
6.50%, 9/27/2028	951,000	1,058,140
Sherwin-Williams Co.:
2.75%, 6/1/2022	780,000	793,400
2.95%, 8/15/2029	1,738,000	1,762,471
3.13%, 6/1/2024	704,000	727,457
3.45%, 8/1/2025	508,000	534,975
3.45%, 6/1/2027	1,418,000	1,499,762
3.95%, 1/15/2026	445,000	478,095
4.20%, 1/15/2022	690,000	715,199
Syngenta Finance NV 3.13%, 3/28/2022	568,000	573,106
Westlake Chemical Corp. 3.60%, 8/15/2026	1,038,000	1,076,209
		82,035,675
COMMERCIAL SERVICES — 0.8%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	1,529,000	1,630,281
Block Financial LLC:
5.25%, 10/1/2025	345,000	379,145
5.50%, 11/1/2022	499,000	535,372
Cintas Corp. No. 2:
2.90%, 4/1/2022	935,000	954,261
3.25%, 6/1/2022	165,000	169,592
3.70%, 4/1/2027	1,127,000	1,224,328
Security Description	Principal Amount	Value
Equifax, Inc.:
2.30%, 6/1/2021	$ 372,000	$ 372,428
2.60%, 12/1/2024	1,222,000	1,227,988
3.30%, 12/15/2022	1,130,000	1,164,420
3.60%, 8/15/2021	190,000	194,334
3.95%, 6/15/2023	490,000	516,249
Global Payments, Inc.:
2.65%, 2/15/2025	1,633,000	1,642,782
3.20%, 8/15/2029	1,760,000	1,794,601
4.00%, 6/1/2023	626,000	659,184
IHS Markit, Ltd.:
3.63%, 5/1/2024	330,000	343,702
4.13%, 8/1/2023	804,000	853,478
4.25%, 5/1/2029	1,295,000	1,397,020
4.75%, 8/1/2028	1,001,000	1,116,595
Moody's Corp.:
2.63%, 1/15/2023	846,000	858,631
2.75%, 12/15/2021	764,000	774,811
3.25%, 6/7/2021	582,000	592,173
3.25%, 1/15/2028	454,000	475,942
4.50%, 9/1/2022	1,065,000	1,125,417
4.88%, 2/15/2024	658,000	722,458
PayPal Holdings, Inc.:
2.20%, 9/26/2022	585,000	588,972
2.40%, 10/1/2024	2,996,000	3,025,151
2.65%, 10/1/2026	1,771,000	1,794,891
2.85%, 10/1/2029	985,000	992,880
RELX Capital, Inc.:
3.13%, 10/15/2022	964,000	993,807
3.50%, 3/16/2023	1,165,000	1,212,311
4.00%, 3/18/2029	1,164,000	1,267,189
S&P Global, Inc.:
2.50%, 12/1/2029	555,000	557,919
2.95%, 1/22/2027	540,000	558,554
4.00%, 6/15/2025	706,000	767,676
4.40%, 2/15/2026	701,000	778,481
Total System Services, Inc.:
3.75%, 6/1/2023	638,000	665,236
3.80%, 4/1/2021	701,000	713,821
4.45%, 6/1/2028	1,444,000	1,593,454
4.80%, 4/1/2026	681,000	758,845
Verisk Analytics, Inc.:
4.00%, 6/15/2025	267,000	288,456
4.13%, 9/12/2022	792,000	831,838
4.13%, 3/15/2029	1,440,000	1,581,754
5.80%, 5/1/2021	537,000	562,889
		40,259,316
COMPUTERS — 3.0%
Apple, Inc.:
1.55%, 8/4/2021 (a)	1,665,000	1,661,720
1.70%, 9/11/2022	1,208,000	1,207,831
1.80%, 9/11/2024 (a)	1,073,000	1,065,253
2.05%, 9/11/2026	1,871,000	1,853,768
2.10%, 9/12/2022	1,584,000	1,599,792
2.15%, 2/9/2022	1,420,000	1,432,340

236

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 9/11/2029	$ 2,503,000	$ 2,459,848
2.25%, 2/23/2021	2,521,000	2,535,294
2.30%, 5/11/2022	1,717,000	1,737,930
2.40%, 1/13/2023 (a)	1,321,000	1,341,238
2.40%, 5/3/2023	7,034,000	7,151,397
2.45%, 8/4/2026	2,997,000	3,042,884
2.50%, 2/9/2022	2,300,000	2,335,328
2.50%, 2/9/2025	2,252,000	2,299,832
2.70%, 5/13/2022	1,992,000	2,037,437
2.75%, 1/13/2025	2,188,000	2,261,210
2.85%, 5/6/2021	4,014,000	4,075,254
2.85%, 2/23/2023	1,984,000	2,039,909
2.85%, 5/11/2024	2,105,000	2,177,180
2.90%, 9/12/2027	2,768,000	2,883,481
3.00%, 2/9/2024	3,777,000	3,914,143
3.00%, 6/20/2027	1,456,000	1,525,349
3.00%, 11/13/2027	2,105,000	2,209,850
3.20%, 5/13/2025	2,900,000	3,065,329
3.20%, 5/11/2027	2,837,000	3,002,511
3.25%, 2/23/2026	2,131,000	2,255,472
3.35%, 2/9/2027	3,050,000	3,254,075
3.45%, 5/6/2024	2,907,000	3,088,978
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b)	3,561,000	3,731,999
4.42%, 6/15/2021 (b)	5,479,000	5,638,275
4.90%, 10/1/2026 (b)	1,869,000	2,057,489
5.45%, 6/15/2023 (b)	4,187,000	4,542,141
6.02%, 6/15/2026 (b)	7,068,000	8,160,289
DXC Technology Co.:
4.25%, 4/15/2024 (a)	640,000	678,694
4.75%, 4/15/2027 (a)	981,000	1,056,400
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	959,000	966,260
3.70%, 4/1/2022	532,000	542,523
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	1,425,000	1,425,755
3.50%, 10/5/2021	1,037,000	1,061,722
4.40%, 10/15/2022	1,672,000	1,766,669
4.90%, 10/15/2025	2,614,000	2,905,984
HP, Inc.:
4.05%, 9/15/2022	657,000	688,043
4.30%, 6/1/2021	1,169,000	1,203,965
4.38%, 9/15/2021 (a)	945,000	978,916
4.65%, 12/9/2021	590,000	616,208
IBM Credit LLC:
1.80%, 1/20/2021	568,000	567,852
2.20%, 9/8/2022	686,000	690,747
2.65%, 2/5/2021	1,248,000	1,259,394
3.00%, 2/6/2023 (a)	1,315,000	1,353,819
3.60%, 11/30/2021	1,075,000	1,110,980
International Business Machines Corp.:
1.88%, 8/1/2022	1,241,000	1,241,261
2.25%, 2/19/2021	1,165,000	1,170,650
Security Description	Principal Amount	Value
2.50%, 1/27/2022	$ 1,632,000	$ 1,651,796
2.80%, 5/13/2021	2,193,000	2,221,487
2.85%, 5/13/2022	5,031,000	5,141,833
2.88%, 11/9/2022	1,296,000	1,329,307
2.90%, 11/1/2021	796,000	811,395
3.00%, 5/15/2024	2,227,000	2,308,775
3.30%, 5/15/2026	3,286,000	3,464,791
3.30%, 1/27/2027	636,000	673,130
3.38%, 8/1/2023	2,140,000	2,239,724
3.45%, 2/19/2026	1,482,000	1,576,759
3.50%, 5/15/2029	3,825,000	4,110,957
3.63%, 2/12/2024	2,389,000	2,530,453
6.22%, 8/1/2027	547,000	682,011
6.50%, 1/15/2028	270,000	345,325
7.00%, 10/30/2025	656,000	823,398
NetApp, Inc.:
3.30%, 9/29/2024	611,000	632,416
3.38%, 6/15/2021	940,000	956,055
Seagate HDD Cayman:
4.25%, 3/1/2022	155,000	160,031
4.75%, 6/1/2023	549,000	582,467
4.75%, 1/1/2025	786,000	837,609
4.88%, 3/1/2024	597,000	635,059
4.88%, 6/1/2027	1,399,000	1,484,983
Western Digital Corp. 4.75%, 2/15/2026 (a)	1,314,000	1,370,857
		151,501,286
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	1,419,000	1,438,440
Series MTN, 1.95%, 2/1/2023 (a)	674,000	675,928
Series MTN, 2.10%, 5/1/2023	410,000	413,018
Series MTN, 2.30%, 5/3/2022	749,000	759,831
Series MTN, 2.45%, 11/15/2021	73,000	73,945
Series MTN, 3.25%, 3/15/2024	62,000	65,524
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	299,604
2.00%, 12/1/2024	946,000	948,620
2.38%, 12/1/2029	425,000	424,881
3.15%, 3/15/2027	640,000	678,618
Procter & Gamble Co.:
1.70%, 11/3/2021	705,000	707,136
1.85%, 2/2/2021	637,000	637,389
2.15%, 8/11/2022	2,490,000	2,519,133
2.30%, 2/6/2022 (a)	1,429,000	1,447,877
2.45%, 11/3/2026 (a)	1,375,000	1,417,432
2.70%, 2/2/2026 (a)	33,000	34,382
2.85%, 8/11/2027 (a)	1,149,000	1,219,319
3.10%, 8/15/2023	1,108,000	1,158,846
Unilever Capital Corp.:

237

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.38%, 7/28/2021	$ 267,000	$ 265,110
2.00%, 7/28/2026 (a)	1,198,000	1,189,075
2.13%, 9/6/2029	1,066,000	1,036,994
2.20%, 5/5/2022	1,539,000	1,549,850
2.60%, 5/5/2024	1,490,000	1,525,626
2.75%, 3/22/2021	593,000	599,570
2.90%, 5/5/2027 (a)	1,235,000	1,289,896
3.00%, 3/7/2022	674,000	690,055
3.10%, 7/30/2025	699,000	733,356
3.13%, 3/22/2023	656,000	678,901
3.25%, 3/7/2024	673,000	704,577
3.38%, 3/22/2025	970,000	1,027,036
3.50%, 3/22/2028	1,253,000	1,359,066
4.25%, 2/10/2021	961,000	986,716
		28,555,751
DIVERSIFIED FINANCIAL SERVICES — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	925,000	932,899
3.30%, 1/23/2023	934,000	957,014
3.50%, 5/26/2022	812,000	834,330
3.50%, 1/15/2025	1,118,000	1,153,452
3.65%, 7/21/2027	1,156,000	1,190,761
3.88%, 1/23/2028	1,111,000	1,153,818
3.95%, 2/1/2022	3,848,000	3,975,600
4.13%, 7/3/2023	271,000	285,585
4.45%, 12/16/2021	845,000	879,806
4.45%, 10/1/2025	546,000	588,288
4.45%, 4/3/2026	2,717,000	2,915,884
4.50%, 5/15/2021	1,466,000	1,513,704
4.63%, 7/1/2022	499,000	527,084
4.88%, 1/16/2024	1,400,000	1,519,854
5.00%, 10/1/2021	1,314,000	1,375,719
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	308,000	322,350
4.25%, 2/15/2024	175,000	187,285
Air Lease Corp.:
2.25%, 1/15/2023	906,000	908,020
2.50%, 3/1/2021	409,000	410,812
2.63%, 7/1/2022	660,000	666,428
2.75%, 1/15/2023	816,000	826,665
3.00%, 9/15/2023	1,025,000	1,047,970
3.25%, 3/1/2025	741,000	763,741
3.25%, 10/1/2029 (a)	51,000	50,806
3.38%, 6/1/2021	864,000	878,187
3.50%, 1/15/2022	1,184,000	1,217,164
3.63%, 4/1/2027	828,000	859,091
3.63%, 12/1/2027	909,000	942,297
3.75%, 2/1/2022	696,000	716,901
3.88%, 4/1/2021	246,000	250,962
3.88%, 7/3/2023	940,000	986,953
4.25%, 9/15/2024	573,000	614,382
4.63%, 10/1/2028 (a)	662,000	731,027
Security Description	Principal Amount	Value
Series GMTN, 3.75%, 6/1/2026	$ 1,208,000	$ 1,263,689
Series MTN, 4.25%, 2/1/2024 (a)	508,000	543,621
Aircastle, Ltd.:
4.13%, 5/1/2024	516,000	542,450
4.25%, 6/15/2026	1,224,000	1,292,140
4.40%, 9/25/2023	656,000	694,973
5.00%, 4/1/2023	822,000	878,282
5.13%, 3/15/2021	476,000	491,808
5.50%, 2/15/2022	501,000	532,448
Ally Financial, Inc.:
3.88%, 5/21/2024	1,158,000	1,215,101
4.13%, 2/13/2022	1,296,000	1,340,466
4.25%, 4/15/2021	1,382,000	1,416,370
4.63%, 5/19/2022	898,000	942,065
4.63%, 3/30/2025	501,000	545,569
American Express Co.:
2.50%, 8/1/2022	2,301,000	2,328,014
2.50%, 7/30/2024	1,542,000	1,560,273
2.65%, 12/2/2022	1,462,000	1,489,910
2.75%, 5/20/2022	1,756,000	1,787,713
3.00%, 2/22/2021	1,310,000	1,325,458
3.00%, 10/30/2024	2,068,000	2,138,498
3.13%, 5/20/2026	1,573,000	1,639,522
3.38%, 5/17/2021	1,826,000	1,860,731
3.40%, 2/27/2023	1,932,000	2,004,933
3.40%, 2/22/2024	1,722,000	1,802,762
3.63%, 12/5/2024	584,000	618,999
3.70%, 11/5/2021	1,641,000	1,691,264
3.70%, 8/3/2023	2,331,000	2,461,699
4.20%, 11/6/2025 (a)	1,167,000	1,286,758
American Express Credit Corp.:
Series MTN, 2.25%, 5/5/2021	2,320,000	2,331,322
Series MTN, 2.70%, 3/3/2022	2,093,000	2,127,095
Series MTN, 3.30%, 5/3/2027	2,014,000	2,150,569
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (a)	383,000	393,567
3.00%, 3/22/2022	1,063,000	1,086,907
3.70%, 10/15/2024	631,000	675,612
4.00%, 10/15/2023	1,113,000	1,191,489
BGC Partners, Inc.:
3.75%, 10/1/2024	400,000	399,052
5.38%, 7/24/2023	812,000	868,613
BlackRock, Inc.:
3.20%, 3/15/2027	1,053,000	1,115,938
3.25%, 4/30/2029	1,312,000	1,408,222
3.38%, 6/1/2022	585,000	606,464
3.50%, 3/18/2024 (a)	1,095,000	1,166,536
4.25%, 5/24/2021	1,122,000	1,159,598
Brookfield Asset Management, Inc. 4.00%, 1/15/2025 (a)	498,000	537,810
Brookfield Finance, Inc.:
3.90%, 1/25/2028	687,000	739,562

238

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/1/2024	$ 2,085,000	$ 2,237,184
4.25%, 6/2/2026	704,000	768,374
Capital One Bank USA NA 3.38%, 2/15/2023	1,903,000	1,967,074
Capital One Financial Corp.:
3.05%, 3/9/2022	1,312,000	1,339,880
3.20%, 1/30/2023	1,406,000	1,446,296
3.20%, 2/5/2025 (a)	896,000	927,575
3.30%, 10/30/2024	1,954,000	2,034,524
3.45%, 4/30/2021	1,815,000	1,847,579
3.50%, 6/15/2023	1,362,000	1,420,157
3.75%, 4/24/2024 (a)	2,048,000	2,157,240
3.75%, 7/28/2026 (a)	930,000	979,262
3.75%, 3/9/2027	1,702,000	1,817,668
3.80%, 1/31/2028 (a)	1,922,000	2,064,420
3.90%, 1/29/2024	909,000	964,985
4.20%, 10/29/2025 (a)	2,014,000	2,173,509
4.25%, 4/30/2025	586,000	638,019
4.75%, 7/15/2021	1,799,000	1,873,317
Cboe Global Markets, Inc. 3.65%, 1/12/2027	445,000	481,899
Charles Schwab Corp.:
2.65%, 1/25/2023	1,292,000	1,318,576
3.00%, 3/10/2025	763,000	794,001
3.20%, 3/2/2027	606,000	635,506
3.20%, 1/25/2028	1,206,000	1,272,366
3.25%, 5/21/2021	945,000	962,445
3.25%, 5/22/2029	771,000	815,811
3.45%, 2/13/2026	97,000	102,663
3.55%, 2/1/2024	1,291,000	1,363,515
3.85%, 5/21/2025	968,000	1,051,587
4.00%, 2/1/2029	836,000	934,088
CME Group, Inc.:
3.00%, 9/15/2022	900,000	925,992
3.00%, 3/15/2025	866,000	900,960
3.75%, 6/15/2028	1,280,000	1,417,510
Discover Financial Services:
3.75%, 3/4/2025	1,141,000	1,208,410
3.85%, 11/21/2022	258,000	269,628
3.95%, 11/6/2024	369,000	392,321
4.10%, 2/9/2027	381,000	410,649
4.50%, 1/30/2026	1,044,000	1,141,061
5.20%, 4/27/2022	375,000	399,930
E*TRADE Financial Corp.:
2.95%, 8/24/2022	627,000	639,151
3.80%, 8/24/2027	536,000	557,376
4.50%, 6/20/2028	681,000	744,156
Eaton Vance Corp. 3.50%, 4/6/2027	499,000	525,272
Franklin Resources, Inc.:
2.80%, 9/15/2022	304,000	310,171
2.85%, 3/30/2025	365,000	377,530
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	2,570,000	2,676,526
Intercontinental Exchange, Inc.:
Security Description	Principal Amount	Value
2.35%, 9/15/2022	$ 779,000	$ 787,273
3.10%, 9/15/2027	737,000	775,096
3.45%, 9/21/2023 (a)	702,000	736,581
3.75%, 12/1/2025	1,427,000	1,545,041
3.75%, 9/21/2028	921,000	1,007,556
4.00%, 10/15/2023	1,150,000	1,229,292
International Lease Finance Corp.:
4.63%, 4/15/2021	592,000	610,583
5.88%, 8/15/2022	743,000	809,669
8.63%, 1/15/2022	904,000	1,017,886
Invesco Finance PLC:
3.13%, 11/30/2022	656,000	674,099
3.75%, 1/15/2026	418,000	446,186
4.00%, 1/30/2024	470,000	499,934
Janus Capital Group, Inc. 4.88%, 8/1/2025 (a)	270,000	295,858
Jefferies Financial Group, Inc. 5.50%, 10/18/2023	659,000	718,251
Jefferies Group LLC:
5.13%, 1/20/2023	741,000	801,273
6.45%, 6/8/2027	447,000	525,668
6.88%, 4/15/2021	497,000	525,284
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027 (a)	917,000	1,011,845
Lazard Group LLC:
3.63%, 3/1/2027	714,000	738,319
3.75%, 2/13/2025	421,000	444,210
4.38%, 3/11/2029	409,000	447,565
4.50%, 9/19/2028	907,000	1,007,069
Legg Mason, Inc. 4.75%, 3/15/2026 (a)	498,000	546,834
Mastercard, Inc.:
2.00%, 11/21/2021	934,000	939,156
2.00%, 3/3/2025	1,231,000	1,228,169
2.95%, 11/21/2026	991,000	1,034,336
2.95%, 6/1/2029	1,460,000	1,523,933
3.38%, 4/1/2024	1,434,000	1,522,048
3.50%, 2/26/2028	562,000	607,522
Nasdaq, Inc.:
3.85%, 6/30/2026 (a)	463,000	497,197
4.25%, 6/1/2024 (a)	712,000	767,629
ORIX Corp.:
2.90%, 7/18/2022	933,000	949,859
3.25%, 12/4/2024	699,000	727,904
3.70%, 7/18/2027	519,000	549,413
4.05%, 1/16/2024	634,000	674,620
Raymond James Financial, Inc. 3.63%, 9/15/2026	252,000	267,110
Stifel Financial Corp. 4.25%, 7/18/2024 (a)	652,000	688,140
Synchrony Financial:
2.85%, 7/25/2022	1,042,000	1,055,869
3.70%, 8/4/2026	792,000	820,029
3.75%, 8/15/2021	1,072,000	1,097,621

239

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 12/1/2027	$ 919,000	$ 968,065
4.25%, 8/15/2024	1,208,000	1,290,349
4.38%, 3/19/2024	1,011,000	1,078,454
4.50%, 7/23/2025	1,156,000	1,249,428
5.15%, 3/19/2029 (a)	899,000	1,022,046
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	945,000	954,044
2.95%, 4/1/2022	650,000	664,488
3.30%, 4/1/2027	1,174,000	1,230,645
3.63%, 4/1/2025	966,000	1,028,114
3.75%, 4/1/2024	475,000	504,474
Visa, Inc.:
2.15%, 9/15/2022 (a)	1,222,000	1,235,845
2.75%, 9/15/2027 (a)	679,000	708,109
2.80%, 12/14/2022	3,274,000	3,369,404
3.15%, 12/14/2025	8,249,000	8,726,535
Western Union Co.:
2.85%, 1/10/2025	841,000	845,163
3.60%, 3/15/2022	565,000	582,894
4.25%, 6/9/2023	539,000	568,694
		193,303,552
ELECTRIC — 4.5%
AEP Texas, Inc.:
2.40%, 10/1/2022	525,000	529,063
3.95%, 6/1/2028	643,000	701,172
AEP Transmission Co. LLC 3.10%, 12/1/2026 (a)	418,000	434,005
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	233,000	246,137
Series 17A, 2.45%, 3/30/2022	814,526	824,626
Ameren Corp.:
2.50%, 9/15/2024	735,000	737,675
3.65%, 2/15/2026	677,000	708,257
Ameren Illinois Co.:
2.70%, 9/1/2022	475,000	483,845
3.25%, 3/1/2025	146,000	152,989
3.80%, 5/15/2028	586,000	642,754
American Electric Power Co., Inc.:
3.20%, 11/13/2027	596,000	613,916
Series F, 2.95%, 12/15/2022	664,000	679,305
Series I, 3.65%, 12/1/2021	670,000	690,991
Series J, 4.30%, 12/1/2028	596,000	661,935
Appalachian Power Co.:
3.40%, 6/1/2025	686,000	715,937
4.60%, 3/30/2021	49,000	50,293
Series X, 3.30%, 6/1/2027	406,000	422,130
Arizona Public Service Co.:
2.60%, 8/15/2029	500,000	497,095
2.95%, 9/15/2027	490,000	501,275
3.15%, 5/15/2025	475,000	493,554
Atlantic City Electric Co. 4.00%, 10/15/2028	348,000	385,622
Avangrid, Inc.:
Security Description	Principal Amount	Value
3.15%, 12/1/2024	$ 949,000	$ 979,719
3.80%, 6/1/2029	855,000	907,189
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	542,000	536,905
3.35%, 7/1/2023	724,000	751,179
3.50%, 11/15/2021	389,000	399,095
Berkshire Hathaway Energy Co.:
2.38%, 1/15/2021	555,000	557,897
2.80%, 1/15/2023	579,000	592,143
3.25%, 4/15/2028	706,000	746,341
3.50%, 2/1/2025	381,000	402,797
3.75%, 11/15/2023	675,000	715,621
Black Hills Corp.:
3.05%, 10/15/2029	745,000	742,258
3.15%, 1/15/2027	547,000	551,097
3.95%, 1/15/2026	468,000	494,695
4.25%, 11/30/2023	637,000	675,564
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	35,000	35,009
2.25%, 8/1/2022	472,000	475,016
Series AA, 3.00%, 2/1/2027	568,000	583,876
Series Z, 2.40%, 9/1/2026	530,000	527,164
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	641,000	646,673
2.50%, 9/1/2024	833,000	834,324
3.60%, 11/1/2021	754,000	774,041
3.85%, 2/1/2024	661,000	697,375
4.25%, 11/1/2028	1,146,000	1,243,960
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (b)	500,000	494,450
3.74%, 5/1/2026	797,000	822,488
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024	373,000	426,358
CMS Energy Corp.:
3.00%, 5/15/2026	729,000	744,061
3.45%, 8/15/2027	706,000	740,375
5.05%, 3/15/2022	703,000	742,705
Commonwealth Edison Co.:
2.55%, 6/15/2026	305,000	308,541
3.40%, 9/1/2021	400,000	408,708
3.70%, 8/15/2028	704,000	770,908
Series 122, 2.95%, 8/15/2027	600,000	621,330
Connecticut Light & Power Co.:
2.50%, 1/15/2023	290,000	293,947
Series A, 3.20%, 3/15/2027	745,000	783,308
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	681,000	743,884
Series B, 3.13%, 11/15/2027	603,000	631,817
Series D, 4.00%, 12/1/2028	595,000	661,795
Consolidated Edison, Inc. 2.00%, 5/15/2021	582,000	582,623
Consumers Energy Co.:
2.85%, 5/15/2022	706,000	720,847

240

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 8/15/2023	$ 220,000	$ 229,951
3.80%, 11/15/2028	359,000	395,424
Delmarva Power & Light Co. 3.50%, 11/15/2023	816,000	855,486
Dominion Energy, Inc.:
2.72%, 8/15/2021 (d)	1,427,000	1,438,587
3.07%, 8/15/2024 (a) (d)	1,055,000	1,079,624
3.90%, 10/1/2025	1,269,000	1,365,190
4.10%, 4/1/2021 (d)	892,000	912,739
4.25%, 6/1/2028	940,000	1,040,571
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (c)	708,000	762,459
Series B, 2.75%, 1/15/2022	362,000	367,050
Series B, 2.75%, 9/15/2022	825,000	836,797
Series C, 2.00%, 8/15/2021	708,000	707,639
Series D, 2.85%, 8/15/2026	1,193,000	1,206,385
DTE Electric Co.:
3.38%, 3/1/2025	165,000	173,821
3.65%, 3/15/2024	527,000	556,928
DTE Energy Co.:
2.25%, 11/1/2022	1,484,000	1,483,911
2.85%, 10/1/2026	636,000	639,721
2.95%, 3/1/2030	350,000	347,470
3.80%, 3/15/2027	628,000	663,645
Series B, 2.60%, 6/15/2022	687,000	693,142
Series B, 3.30%, 6/15/2022	444,000	454,647
Series C, 2.53%, 10/1/2024	781,000	783,187
Series C, 3.40%, 6/15/2029	623,000	641,889
Series C, 3.50%, 6/1/2024	2,833,000	2,947,255
Series D, 3.70%, 8/1/2023	558,000	581,637
Series F, 3.85%, 12/1/2023	451,000	473,203
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	1,689,000	1,681,704
2.50%, 3/15/2023	404,000	410,185
2.95%, 12/1/2026	716,000	742,814
3.05%, 3/15/2023	886,000	914,157
3.35%, 5/15/2022	826,000	853,456
3.90%, 6/15/2021	637,000	652,632
3.95%, 11/15/2028	1,140,000	1,266,688
Series A, 6.00%, 12/1/2028	15,000	18,715
Duke Energy Corp.:
1.80%, 9/1/2021	744,000	742,683
2.40%, 8/15/2022	1,018,000	1,027,416
2.65%, 9/1/2026	1,714,000	1,724,455
3.05%, 8/15/2022	1,193,000	1,220,737
3.15%, 8/15/2027	703,000	725,292
3.40%, 6/15/2029	917,000	960,438
3.55%, 9/15/2021	875,000	894,906
3.75%, 4/15/2024	1,156,000	1,225,580
3.95%, 10/15/2023	1,185,000	1,256,064
Duke Energy Florida LLC:
2.50%, 12/1/2029	1,026,000	1,023,620
3.10%, 8/15/2021	209,000	212,632
3.20%, 1/15/2027 (a)	553,000	578,278
Security Description	Principal Amount	Value
3.80%, 7/15/2028	$ 202,000	$ 221,453
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	249,938
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	687,000	748,459
3.80%, 9/1/2023	307,000	324,244
Duke Energy Progress LLC:
2.80%, 5/15/2022	230,000	234,890
3.00%, 9/15/2021	207,000	210,726
3.25%, 8/15/2025	583,000	615,648
3.38%, 9/1/2023	704,000	735,884
3.45%, 3/15/2029	813,000	874,455
3.70%, 9/1/2028	794,000	866,810
Edison International:
2.40%, 9/15/2022	622,000	619,064
2.95%, 3/15/2023	914,000	914,009
3.13%, 11/15/2022	365,000	370,001
3.55%, 11/15/2024	832,000	851,103
4.13%, 3/15/2028 (a)	647,000	668,112
5.75%, 6/15/2027	463,000	520,644
Emera US Finance L.P.:
2.70%, 6/15/2021	745,000	751,586
3.55%, 6/15/2026	995,000	1,034,850
Enel Americas SA 4.00%, 10/25/2026 (a)	701,000	726,061
Enel Chile SA 4.88%, 6/12/2028	587,000	652,967
Enel Generacion Chile SA 4.25%, 4/15/2024	941,000	992,106
Entergy Arkansas LLC:
3.50%, 4/1/2026	741,000	782,503
3.70%, 6/1/2024	310,000	329,000
3.75%, 2/15/2021	380,000	385,955
Entergy Corp.:
2.95%, 9/1/2026	955,000	970,614
4.00%, 7/15/2022	968,000	1,010,873
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	757,000	870,134
Entergy Louisiana LLC:
2.40%, 10/1/2026	593,000	587,918
3.12%, 9/1/2027	606,000	629,095
3.25%, 4/1/2028 (a)	560,000	587,003
4.05%, 9/1/2023	456,000	485,494
5.40%, 11/1/2024 (a)	403,000	461,274
Entergy Mississippi LLC 2.85%, 6/1/2028	390,000	398,057
Entergy Texas, Inc. 4.00%, 3/30/2029	97,000	106,777
Evergy, Inc.:
2.45%, 9/15/2024	505,000	506,020
2.90%, 9/15/2029	269,000	267,730
4.85%, 6/1/2021	391,000	403,301
Eversource Energy:
2.50%, 3/15/2021	673,000	676,432

241

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 5/1/2023	$ 866,000	$ 879,181
Series H, 3.15%, 1/15/2025	376,000	387,949
Series K, 2.75%, 3/15/2022	961,000	974,848
Series L, 2.90%, 10/1/2024	913,000	933,323
Series M, 3.30%, 1/15/2028	435,000	449,568
Series N, 3.80%, 12/1/2023	493,000	519,553
Series O, 4.25%, 4/1/2029	100,000	111,062
Exelon Corp.:
2.45%, 4/15/2021	622,000	624,805
3.40%, 4/15/2026	769,000	803,259
3.50%, 6/1/2022	2,273,000	2,333,257
3.95%, 6/15/2025	861,000	925,299
Exelon Generation Co. LLC:
3.40%, 3/15/2022	667,000	683,495
4.25%, 6/15/2022	657,000	687,196
FirstEnergy Corp.:
Series A, 2.85%, 7/15/2022	905,000	919,426
Series B, 3.90%, 7/15/2027	1,353,000	1,448,278
Series B, 4.25%, 3/15/2023	1,001,000	1,055,304
Florida Power & Light Co.:
2.75%, 6/1/2023	392,000	401,906
3.13%, 12/1/2025	1,139,000	1,197,966
3.25%, 6/1/2024	545,000	570,244
Fortis, Inc. 3.06%, 10/4/2026	1,121,000	1,144,889
Georgia Power Co.:
2.40%, 4/1/2021	531,000	533,113
2.85%, 5/15/2022	708,000	721,962
3.25%, 4/1/2026 (a)	349,000	360,381
3.25%, 3/30/2027	347,000	358,572
Series A, 2.20%, 9/15/2024	858,000	857,554
Series B, 2.65%, 9/15/2029	685,000	675,951
Gulf Power Co. Series A, 3.30%, 5/30/2027	454,000	474,975
Iberdrola International B.V. 5.81%, 3/15/2025	639,000	737,911
Indiana Michigan Power Co. 3.85%, 5/15/2028	350,000	380,639
Interstate Power & Light Co.:
3.25%, 12/1/2024	332,000	346,352
3.60%, 4/1/2029	744,000	792,122
4.10%, 9/26/2028	640,000	700,685
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	818,000	845,665
ITC Holdings Corp.:
2.70%, 11/15/2022	662,000	670,606
3.25%, 6/30/2026	651,000	669,606
3.35%, 11/15/2027	1,430,000	1,488,287
3.65%, 6/15/2024	785,000	820,710
Kansas City Power & Light Co.:
3.15%, 3/15/2023	955,000	984,213
3.65%, 8/15/2025 (a)	685,000	729,936
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025 (a)	669,000	702,597
MidAmerican Energy Co.:
Security Description	Principal Amount	Value
3.10%, 5/1/2027	$ 591,000	$ 616,679
3.50%, 10/15/2024	801,000	850,486
3.65%, 4/15/2029	1,120,000	1,224,933
Mississippi Power Co. 3.95%, 3/30/2028	510,000	556,089
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	696,000	703,259
2.70%, 2/15/2023 (a)	625,000	639,244
2.85%, 1/27/2025	79,000	81,104
2.95%, 2/7/2024	617,000	635,751
3.05%, 2/15/2022	562,000	573,735
3.05%, 4/25/2027	535,000	554,378
3.40%, 2/7/2028	799,000	848,554
3.70%, 3/15/2029	693,000	755,141
3.90%, 11/1/2028	698,000	766,558
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	698,000	725,599
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (a) (c)	570,000	619,675
Series MTN, 2.30%, 9/15/2022	501,000	505,429
Series MTN, 2.90%, 3/15/2021	687,000	695,636
Series MTN, 3.25%, 11/1/2025	483,000	510,024
Nevada Power Co. Series CC, 3.70%, 5/1/2029	908,000	980,640
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/1/2021	1,769,000	1,782,126
2.80%, 1/15/2023	467,000	474,743
2.90%, 4/1/2022	1,275,000	1,301,380
3.15%, 4/1/2024	884,000	916,319
3.20%, 2/25/2022	702,000	717,949
3.25%, 4/1/2026	681,000	709,384
3.50%, 4/1/2029	2,853,000	3,024,066
3.55%, 5/1/2027	1,592,000	1,690,497
4.50%, 6/1/2021	1,454,000	1,497,547
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	681,000	703,316
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a) (c)	697,000	773,942
Northern States Power Co.:
2.15%, 8/15/2022	526,000	529,051
2.60%, 5/15/2023	534,000	542,031
NSTAR Electric Co.:
2.38%, 10/15/2022	407,000	411,261
3.20%, 5/15/2027	783,000	820,146
3.25%, 5/15/2029	697,000	734,722
Ohio Power Co. Series M, 5.38%, 10/1/2021	759,000	804,244

242

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Oklahoma Gas & Electric Co. 3.80%, 8/15/2028	$ 698,000	$ 756,960
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	913,000	934,437
2.95%, 4/1/2025	374,000	387,531
3.70%, 11/15/2028	981,000	1,070,232
4.10%, 6/1/2022	401,000	419,165
5.75%, 3/15/2029	445,000	558,284
7.00%, 9/1/2022	519,000	585,551
PacifiCorp:
2.95%, 2/1/2022	705,000	718,769
2.95%, 6/1/2023	762,000	782,597
3.60%, 4/1/2024 (a)	460,000	483,961
3.85%, 6/15/2021	570,000	583,919
PECO Energy Co.:
1.70%, 9/15/2021 (a)	165,000	164,685
2.38%, 9/15/2022 (a)	321,000	324,769
3.15%, 10/15/2025	295,000	308,774
PNM Resources, Inc. 3.25%, 3/9/2021	614,000	621,878
Potomac Electric Power Co. 3.60%, 3/15/2024	591,000	623,233
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	899,000	915,640
3.40%, 6/1/2023 (a)	767,000	791,230
3.50%, 12/1/2022	595,000	615,385
3.95%, 3/15/2024	709,000	747,173
4.20%, 6/15/2022 (a)	1,430,000	1,491,704
PPL Electric Utilities Corp. 3.00%, 9/15/2021	504,000	512,674
Progress Energy, Inc.:
3.15%, 4/1/2022	613,000	625,891
4.40%, 1/15/2021	1,000	1,020
PSEG Power LLC:
3.00%, 6/15/2021	666,000	673,652
3.85%, 6/1/2023	573,000	601,805
Public Service Co. of Colorado:
2.25%, 9/15/2022 (a)	610,000	614,709
3.70%, 6/15/2028 (a)	809,000	882,045
Public Service Co. of New Hampshire 3.50%, 11/1/2023	205,000	215,260
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	261,000	261,355
Series MTN, 2.25%, 9/15/2026	826,000	819,698
Series MTN, 2.38%, 5/15/2023	252,000	255,299
Series MTN, 3.00%, 5/15/2025	508,000	529,189
Series MTN, 3.00%, 5/15/2027	500,000	517,690
Security Description	Principal Amount	Value
Series MTN, 3.20%, 5/15/2029	$ 598,000	$ 631,907
Series MTN, 3.25%, 9/1/2023	500,000	520,865
Series MTN, 3.65%, 9/1/2028	630,000	686,259
Series MTN, 3.70%, 5/1/2028	650,000	706,979
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	539,000	538,968
2.65%, 11/15/2022	688,000	698,671
2.88%, 6/15/2024	740,000	756,280
Puget Energy, Inc.:
3.65%, 5/15/2025	432,000	446,092
5.63%, 7/15/2022	706,000	758,131
6.00%, 9/1/2021	610,000	648,265
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	592,000	588,963
3.00%, 8/15/2021	965,000	979,002
Series NNN, 3.60%, 9/1/2023	195,000	203,993
Sempra Energy:
2.88%, 10/1/2022	627,000	638,380
2.90%, 2/1/2023	576,000	587,088
3.25%, 6/15/2027	792,000	816,813
3.40%, 2/1/2028 (a)	985,000	1,022,154
3.55%, 6/15/2024	269,000	281,573
3.75%, 11/15/2025	701,000	740,999
4.05%, 12/1/2023	365,000	388,769
Sierra Pacific Power Co. 2.60%, 5/1/2026	442,000	444,851
Southern California Edison Co.:
2.85%, 8/1/2029 (a)	896,000	898,840
3.88%, 6/1/2021	690,000	704,980
Series A, 2.90%, 3/1/2021	885,000	892,691
Series A, 4.20%, 3/1/2029	446,000	491,331
Series B, 2.40%, 2/1/2022	527,000	529,867
Series B, 3.65%, 3/1/2028	578,000	616,975
Series C, 3.50%, 10/1/2023	834,000	867,543
Series D, 3.40%, 6/1/2023	685,000	707,358
Series E, 3.70%, 8/1/2025	423,000	447,386
Southern Co.:
2.35%, 7/1/2021	1,837,000	1,846,681
2.95%, 7/1/2023	1,424,000	1,460,469
3.25%, 7/1/2026	1,404,000	1,457,661
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	497,000	522,039
Southern Power Co.:
4.15%, 12/1/2025	596,000	646,225
Series E, 2.50%, 12/15/2021	708,000	714,245
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	706,000	704,171
Series M, 4.10%, 9/15/2028	494,000	539,937
Southwestern Public Service Co. 3.30%, 6/15/2024 (a)	167,000	173,488
Tucson Electric Power Co. 3.05%, 3/15/2025	157,000	161,859
Union Electric Co.:

243

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 6/15/2027	$ 766,000	$ 789,738
3.50%, 4/15/2024	373,000	392,012
3.50%, 3/15/2029	920,000	989,147
Virginia Electric & Power Co.:
2.95%, 1/15/2022	224,000	227,958
3.45%, 9/1/2022	242,000	250,255
3.45%, 2/15/2024	253,000	264,926
Series A, 2.88%, 7/15/2029	685,000	698,549
Series A, 3.10%, 5/15/2025	343,000	357,173
Series A, 3.15%, 1/15/2026	817,000	852,311
Series A, 3.50%, 3/15/2027	1,416,000	1,511,608
Series A, 3.80%, 4/1/2028	446,000	485,079
Series B, 2.95%, 11/15/2026 (a)	665,000	686,280
Series C, 2.75%, 3/15/2023	696,000	711,465
WEC Energy Group, Inc.:
3.10%, 3/8/2022	575,000	586,621
3.38%, 6/15/2021	795,000	810,908
3.55%, 6/15/2025	371,000	393,857
Westar Energy, Inc.:
2.55%, 7/1/2026 (a)	371,000	372,224
3.10%, 4/1/2027	335,000	346,202
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	785,000	785,832
2.95%, 9/15/2021	282,000	285,232
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	912,000	939,013
3.05%, 10/15/2027	350,000	361,963
Wisconsin Public Service Corp. 3.35%, 11/21/2021	483,000	496,360
Xcel Energy, Inc.:
2.40%, 3/15/2021	529,000	531,746
2.60%, 3/15/2022	375,000	379,425
2.60%, 12/1/2029	1,166,000	1,153,477
3.30%, 6/1/2025	287,000	299,617
3.35%, 12/1/2026	701,000	732,657
4.00%, 6/15/2028	677,000	740,773
		225,428,262
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	685,000	695,631
2.63%, 2/15/2023 (a)	687,000	702,203
3.15%, 6/1/2025	193,000	201,880
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	568,047
3.35%, 3/1/2026	420,000	430,345
3.50%, 2/15/2028	390,000	402,390
3.63%, 11/15/2022	20,000	20,750
		3,021,246
ELECTRONICS — 0.7%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	500,000	497,310
Security Description	Principal Amount	Value
3.05%, 9/22/2026	$ 590,000	$ 603,080
3.20%, 10/1/2022	627,000	641,672
3.88%, 7/15/2023	510,000	534,842
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	443,000	455,475
3.55%, 10/1/2027	532,000	553,115
Amphenol Corp.:
3.20%, 4/1/2024	575,000	597,281
4.35%, 6/1/2029	374,000	418,771
Arrow Electronics, Inc.:
3.25%, 9/8/2024	645,000	664,647
3.50%, 4/1/2022	232,000	237,535
3.88%, 1/12/2028	745,000	764,169
4.00%, 4/1/2025	472,000	494,401
4.50%, 3/1/2023	696,000	731,559
Avnet, Inc.:
3.75%, 12/1/2021 (a)	231,000	235,777
4.63%, 4/15/2026	584,000	622,264
4.88%, 12/1/2022	702,000	744,506
Flex, Ltd.:
4.75%, 6/15/2025	703,000	762,917
4.88%, 6/15/2029	1,513,000	1,637,822
5.00%, 2/15/2023	842,000	899,753
FLIR Systems, Inc. 3.13%, 6/15/2021	223,000	224,590
Fortive Corp.:
2.35%, 6/15/2021	926,000	928,500
3.15%, 6/15/2026	1,249,000	1,278,976
Honeywell International, Inc.:
1.85%, 11/1/2021	2,364,000	2,368,161
2.15%, 8/8/2022	918,000	926,390
2.30%, 8/15/2024	677,000	686,018
2.50%, 11/1/2026	1,994,000	2,028,456
2.70%, 8/15/2029	1,197,000	1,227,452
3.35%, 12/1/2023 (a)	568,000	598,161
4.25%, 3/1/2021	805,000	828,248
Jabil, Inc.:
3.95%, 1/12/2028	720,000	739,159
4.70%, 9/15/2022	580,000	612,608
Keysight Technologies, Inc.:
3.00%, 10/30/2029	896,000	900,399
4.55%, 10/30/2024	338,000	368,562
4.60%, 4/6/2027	1,363,000	1,514,457
Legrand France SA 8.50%, 2/15/2025	415,000	533,466
PerkinElmer, Inc. 3.30%, 9/15/2029	879,000	901,239
Tech Data Corp.:
3.70%, 2/15/2022	709,000	726,115
4.95%, 2/15/2027 (a)	1,101,000	1,136,155
Trimble, Inc.:
4.15%, 6/15/2023	685,000	721,017
4.75%, 12/1/2024	612,000	663,604
4.90%, 6/15/2028	623,000	679,475
Tyco Electronics Group SA:

244

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 8/15/2027	$ 593,000	$ 611,015
3.45%, 8/1/2024	327,000	342,389
3.50%, 2/3/2022	134,000	137,881
3.70%, 2/15/2026	495,000	522,888
		34,302,277
ENGINEERING & CONSTRUCTION — 0.0% (e)
Fluor Corp.:
3.50%, 12/15/2024 (a)	1,079,000	1,099,997
4.25%, 9/15/2028 (a)	686,000	696,894
		1,796,891
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
2.50%, 8/15/2024	1,148,000	1,162,293
2.90%, 7/1/2026	1,198,000	1,226,009
3.20%, 3/15/2025	853,000	888,237
3.38%, 11/15/2027	881,000	933,895
3.55%, 6/1/2022	1,351,000	1,395,353
3.95%, 5/15/2028	1,016,000	1,119,358
4.75%, 5/15/2023	751,000	810,720
5.25%, 11/15/2021	167,000	177,217
Waste Connections, Inc.:
3.50%, 5/1/2029	889,000	941,771
4.25%, 12/1/2028	682,000	760,778
Waste Management, Inc.:
2.40%, 5/15/2023	785,000	792,881
2.90%, 9/15/2022	1,710,000	1,750,082
2.95%, 6/15/2024	764,000	789,411
3.13%, 3/1/2025	584,000	610,444
3.15%, 11/15/2027	1,027,000	1,073,492
3.20%, 6/15/2026	1,067,000	1,117,352
3.45%, 6/15/2029	1,209,000	1,291,792
3.50%, 5/15/2024	482,000	507,922
4.60%, 3/1/2021	229,000	234,982
		17,583,989
FOOD — 1.6%
Ahold Finance USA LLC 6.88%, 5/1/2029	692,000	912,610
Campbell Soup Co.:
2.50%, 8/2/2022	480,000	483,941
3.30%, 3/15/2021	766,000	777,375
3.30%, 3/19/2025	616,000	637,246
3.65%, 3/15/2023	1,279,000	1,332,309
3.95%, 3/15/2025	1,424,000	1,518,696
4.15%, 3/15/2028	1,213,000	1,315,680
4.25%, 4/15/2021	602,000	620,433
Conagra Brands, Inc.:
3.20%, 1/25/2023	1,321,000	1,359,917
3.80%, 10/22/2021	2,141,000	2,208,334
4.30%, 5/1/2024	1,323,000	1,423,733
4.60%, 11/1/2025	1,263,000	1,395,388
4.85%, 11/1/2028 (a)	1,366,000	1,565,368
Security Description	Principal Amount	Value
7.00%, 10/1/2028	$ 244,000	$ 307,782
Flowers Foods, Inc.:
3.50%, 10/1/2026	768,000	787,192
4.38%, 4/1/2022	456,000	474,386
General Mills, Inc.:
2.60%, 10/12/2022	674,000	683,793
3.15%, 12/15/2021	1,614,000	1,648,798
3.20%, 4/16/2021	1,318,000	1,339,615
3.20%, 2/10/2027	768,000	807,460
3.65%, 2/15/2024	524,000	551,122
3.70%, 10/17/2023	706,000	743,474
4.00%, 4/17/2025	1,386,000	1,498,613
4.20%, 4/17/2028	1,120,000	1,247,445
Hershey Co.:
2.05%, 11/15/2024	400,000	400,944
2.30%, 8/15/2026	485,000	490,194
2.45%, 11/15/2029	450,000	453,159
3.10%, 5/15/2021	500,000	508,655
3.20%, 8/21/2025	290,000	306,893
3.38%, 5/15/2023 (a)	869,000	909,217
Ingredion, Inc. 3.20%, 10/1/2026	480,000	488,098
JM Smucker Co.:
3.00%, 3/15/2022	725,000	738,630
3.38%, 12/15/2027 (a)	335,000	349,392
3.50%, 10/15/2021	710,000	728,389
3.50%, 3/15/2025	901,000	948,690
Kellogg Co.:
2.65%, 12/1/2023	774,000	788,497
3.13%, 5/17/2022 (a)	470,000	480,364
3.25%, 4/1/2026	990,000	1,029,085
3.40%, 11/15/2027	890,000	932,177
4.30%, 5/15/2028 (a)	722,000	802,135
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	3,142,000	3,137,507
3.38%, 6/15/2021	523,000	532,492
3.50%, 6/6/2022	225,000	232,513
3.50%, 7/15/2022 (a)	61,000	62,818
3.95%, 7/15/2025	2,758,000	2,909,304
4.00%, 6/15/2023	370,000	389,573
4.63%, 1/30/2029 (a)	2,848,000	3,131,205
Kroger Co.:
2.60%, 2/1/2021	323,000	325,009
2.65%, 10/15/2026 (a)	1,185,000	1,190,510
2.80%, 8/1/2022 (a)	333,000	339,027
2.95%, 11/1/2021	598,000	608,070
3.30%, 1/15/2021	1,001,000	1,013,232
3.40%, 4/15/2022	637,000	654,651
3.50%, 2/1/2026	573,000	602,802
3.70%, 8/1/2027	492,000	525,845
3.85%, 8/1/2023	1,019,000	1,075,412
4.00%, 2/1/2024	903,000	962,156
4.50%, 1/15/2029 (a)	690,000	776,512
McCormick & Co., Inc.:
2.70%, 8/15/2022	623,000	632,800

245

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 8/15/2024	$ 1,028,000	$ 1,067,157
3.40%, 8/15/2027	1,488,000	1,553,338
Mondelez International, Inc.:
3.63%, 5/7/2023	1,104,000	1,156,848
3.63%, 2/13/2026 (a)	1,609,000	1,716,851
4.00%, 2/1/2024	302,000	322,297
4.13%, 5/7/2028 (a)	595,000	659,843
Sysco Corp.:
2.50%, 7/15/2021	560,000	564,676
2.60%, 6/12/2022 (a)	388,000	393,137
3.25%, 7/15/2027	1,096,000	1,147,315
3.30%, 7/15/2026	1,705,000	1,796,814
3.55%, 3/15/2025 (a)	696,000	741,477
3.75%, 10/1/2025	1,126,000	1,210,045
Tyson Foods, Inc.:
2.25%, 8/23/2021	4,058,000	4,075,774
3.55%, 6/2/2027	1,966,000	2,087,636
3.90%, 9/28/2023	697,000	738,074
3.95%, 8/15/2024	1,590,000	1,700,282
4.00%, 3/1/2026	1,334,000	1,444,362
4.35%, 3/1/2029	1,092,000	1,235,161
4.50%, 6/15/2022	1,344,000	1,415,447
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	44,164
		80,167,365
FOREST PRODUCTS & PAPER — 0.2%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	1,408,000	1,422,967
4.50%, 8/1/2024 (a)	690,000	725,342
Domtar Corp. 4.40%, 4/1/2022 (a)	580,000	600,625
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	774,000	801,059
5.25%, 5/12/2024	205,000	221,927
5.50%, 1/17/2027 (a)	708,000	775,579
Georgia-Pacific LLC 8.00%, 1/15/2024	729,000	887,003
International Paper Co.:
3.00%, 2/15/2027 (a)	795,000	820,154
3.65%, 6/15/2024	1,246,000	1,312,300
3.80%, 1/15/2026	1,392,000	1,485,695
7.50%, 8/15/2021	717,000	777,801
Suzano Austria GmbH 6.00%, 1/15/2029	1,909,000	2,157,857
		11,988,309
GAS — 0.4%
Atmos Energy Corp.:
2.63%, 9/15/2029 (a)	600,000	605,316
3.00%, 6/15/2027 (a)	641,000	664,204
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	732,000	757,503
Security Description	Principal Amount	Value
4.00%, 4/1/2028	$ 430,000	$ 461,829
4.50%, 1/15/2021	968,000	987,089
Dominion Energy Gas Holdings LLC:
3.55%, 11/1/2023	180,000	187,142
3.60%, 12/15/2024	448,000	470,767
Series A, 2.50%, 11/15/2024	708,000	712,184
Series B, 3.00%, 11/15/2029	1,256,000	1,252,383
National Fuel Gas Co.:
3.75%, 3/1/2023	520,000	535,262
3.95%, 9/15/2027	515,000	521,994
4.75%, 9/1/2028	854,000	911,782
4.90%, 12/1/2021	143,000	149,100
5.20%, 7/15/2025	350,000	383,754
NiSource, Inc.:
2.65%, 11/17/2022	640,000	648,365
2.95%, 9/1/2029	1,023,000	1,023,604
3.49%, 5/15/2027	1,256,000	1,320,521
3.65%, 6/15/2023	699,000	727,240
ONE Gas, Inc. 3.61%, 2/1/2024	538,000	564,964
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	1,459,000	1,560,678
Southern California Gas Co.:
3.15%, 9/15/2024	354,000	369,764
3.20%, 6/15/2025	384,000	397,643
Series TT, 2.60%, 6/15/2026	707,000	709,672
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	756,000	761,617
3.25%, 6/15/2026	684,000	705,621
3.50%, 9/15/2021	608,000	621,777
Southwest Gas Corp. 3.70%, 4/1/2028	483,000	516,076
		18,527,851
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	699,000	744,002
Snap-on, Inc. 3.25%, 3/1/2027 (a)	355,000	373,506
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	1,122,000	1,149,736
3.40%, 12/1/2021 (a)	390,000	399,130
3.40%, 3/1/2026	885,000	933,675
4.25%, 11/15/2028 (a)	564,000	635,735
		4,235,784
HEALTH CARE PRODUCTS — 0.9%
Abbott Laboratories:
2.55%, 3/15/2022	1,020,000	1,036,534
2.95%, 3/15/2025	1,534,000	1,593,442
3.40%, 11/30/2023	1,083,000	1,140,388
3.75%, 11/30/2026	2,050,000	2,240,793
3.88%, 9/15/2025	1,041,000	1,133,305
Baxter International, Inc.:

246

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
1.70%, 8/15/2021	$ 440,000	$ 439,072
2.60%, 8/15/2026	1,303,000	1,312,786
Boston Scientific Corp.:
3.38%, 5/15/2022	893,000	920,612
3.45%, 3/1/2024	985,000	1,031,758
3.75%, 3/1/2026	1,767,000	1,895,390
3.85%, 5/15/2025	666,000	715,684
4.00%, 3/1/2029	1,036,000	1,146,790
Covidien International Finance SA:
2.95%, 6/15/2023	513,000	526,169
3.20%, 6/15/2022	771,000	790,992
Danaher Corp. 3.35%, 9/15/2025 (a)	855,000	909,207
DH Europe Finance II Sarl:
2.05%, 11/15/2022	925,000	926,970
2.20%, 11/15/2024	1,236,000	1,238,447
2.60%, 11/15/2029	625,000	623,875
Edwards Lifesciences Corp. 4.30%, 6/15/2028	701,000	779,610
Medtronic, Inc.:
2.75%, 4/1/2023 (a)	699,000	715,874
3.15%, 3/15/2022	3,733,000	3,840,212
3.50%, 3/15/2025	2,945,000	3,155,538
Stryker Corp.:
2.63%, 3/15/2021	1,295,000	1,306,266
3.38%, 5/15/2024	707,000	742,159
3.38%, 11/1/2025	1,320,000	1,397,286
3.50%, 3/15/2026	706,000	752,215
3.65%, 3/7/2028	706,000	759,896
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	1,020,000	1,010,636
2.95%, 9/19/2026	1,896,000	1,951,382
3.00%, 4/15/2023	1,106,000	1,135,818
3.20%, 8/15/2027 (a)	1,124,000	1,176,378
3.65%, 12/15/2025	672,000	722,857
4.15%, 2/1/2024	1,168,000	1,253,521
Zimmer Biomet Holdings, Inc.:
3.15%, 4/1/2022	985,000	1,005,557
3.38%, 11/30/2021	1,051,000	1,071,558
3.55%, 4/1/2025	1,968,000	2,076,240
3.70%, 3/19/2023	340,000	354,056
		44,829,273
HEALTH CARE SERVICES — 1.7%
Adventist Health System 2.95%, 3/1/2029	742,000	735,122
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	300,000	330,978
Aetna, Inc.:
2.75%, 11/15/2022	998,000	1,014,108
2.80%, 6/15/2023	1,648,000	1,675,176
3.50%, 11/15/2024	979,000	1,025,473
Anthem, Inc.:
Security Description	Principal Amount	Value
2.38%, 1/15/2025	$ 1,620,000	$ 1,621,150
2.88%, 9/15/2029	968,000	967,235
2.95%, 12/1/2022	1,045,000	1,070,205
3.13%, 5/15/2022	1,387,000	1,422,244
3.30%, 1/15/2023	792,000	819,205
3.35%, 12/1/2024	1,204,000	1,257,446
3.50%, 8/15/2024	2,163,000	2,267,841
3.65%, 12/1/2027	905,000	958,042
3.70%, 8/15/2021	1,061,000	1,085,753
4.10%, 3/1/2028	1,607,000	1,746,954
Ascension Health Series B, 2.53%, 11/15/2029	355,000	350,186
CHRISTUS Health Series C, 4.34%, 7/1/2028	500,000	551,240
CommonSpirit Health:
2.76%, 10/1/2024	2,279,000	2,301,767
2.95%, 11/1/2022	358,000	364,788
3.35%, 10/1/2029 (a)	360,000	363,366
Dignity Health 3.13%, 11/1/2022	498,000	509,031
HCA, Inc.:
4.13%, 6/15/2029	2,364,000	2,511,064
4.50%, 2/15/2027	1,899,000	2,051,642
4.75%, 5/1/2023	2,645,000	2,833,245
5.00%, 3/15/2024	2,839,000	3,104,787
5.25%, 4/15/2025	1,943,000	2,177,151
5.25%, 6/15/2026	2,195,000	2,460,858
Humana, Inc.:
2.90%, 12/15/2022	1,225,000	1,249,218
3.13%, 8/15/2029	826,000	841,735
3.15%, 12/1/2022	435,000	446,675
3.85%, 10/1/2024	472,000	502,505
3.95%, 3/15/2027	706,000	757,460
Kaiser Foundation Hospitals:
3.15%, 5/1/2027 (a)	693,000	723,319
3.50%, 4/1/2022	470,000	484,495
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	1,475,000	1,470,560
2.95%, 12/1/2029	1,125,000	1,130,445
3.20%, 2/1/2022	698,000	712,128
3.25%, 9/1/2024	750,000	778,755
3.60%, 2/1/2025	1,418,000	1,494,076
3.60%, 9/1/2027	592,000	623,702
3.75%, 8/23/2022	610,000	633,296
4.00%, 11/1/2023	342,000	361,450
Mercy Health Series 2018, 4.30%, 7/1/2028	290,000	321,682
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	686,000	674,009
Series H, 2.75%, 10/1/2026	405,000	414,898
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	698,000	734,638
3.50%, 3/30/2025	946,000	997,235
4.25%, 4/1/2024	608,000	651,484

247

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 4/1/2021	$ 700,000	$ 723,044
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023	495,000	514,681
Series A, 3.82%, 6/1/2027	523,000	556,153
Sutter Health Series 2018, 3.70%, 8/15/2028	53,000	56,558
Toledo Hospital Series B, 5.33%, 11/15/2028	754,000	816,077
UnitedHealth Group, Inc.:
2.13%, 3/15/2021	745,000	747,228
2.38%, 10/15/2022	1,144,000	1,157,694
2.38%, 8/15/2024	1,027,000	1,039,971
2.75%, 2/15/2023	1,670,000	1,705,220
2.88%, 12/15/2021	906,000	924,011
2.88%, 3/15/2022	708,000	722,054
2.88%, 3/15/2023	834,000	856,234
2.88%, 8/15/2029	1,023,000	1,052,647
2.95%, 10/15/2027	1,141,000	1,182,453
3.10%, 3/15/2026	1,392,000	1,455,169
3.15%, 6/15/2021	869,000	884,842
3.35%, 7/15/2022	1,342,000	1,388,943
3.38%, 11/15/2021	559,000	572,450
3.38%, 4/15/2027	830,000	884,182
3.45%, 1/15/2027	789,000	845,627
3.50%, 6/15/2023	1,988,000	2,080,959
3.50%, 2/15/2024	951,000	1,003,495
3.70%, 12/15/2025	980,000	1,058,625
3.75%, 7/15/2025	6,052,000	6,536,281
3.85%, 6/15/2028	682,000	750,602
3.88%, 12/15/2028	613,000	677,291
4.70%, 2/15/2021	275,000	281,960
		84,054,273
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.50%, 10/15/2024	1,196,000	1,196,096
4.38%, 9/15/2022	464,000	486,174
4.75%, 2/15/2023	221,000	235,721
5.75%, 8/15/2023	115,000	127,203
NVR, Inc. 3.95%, 9/15/2022	706,000	736,548
		2,781,742
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.40%, 8/15/2022	724,000	737,568
3.50%, 11/15/2027	693,000	714,753
3.80%, 11/15/2024	357,000	373,900
4.40%, 3/15/2029	914,000	1,000,053
Whirlpool Corp.:
3.70%, 5/1/2025	866,000	915,275
4.00%, 3/1/2024 (a)	963,000	1,020,154
4.75%, 2/26/2029	723,000	807,418
Security Description	Principal Amount	Value
Series MTN, 4.85%, 6/15/2021	$ 291,000	$ 301,965
		5,871,086
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028 (a)	846,000	965,049
Church & Dwight Co., Inc.:
2.45%, 8/1/2022 (a)	686,000	691,893
2.88%, 10/1/2022	365,000	372,610
3.15%, 8/1/2027	697,000	722,301
Clorox Co.:
3.05%, 9/15/2022	756,000	773,963
3.10%, 10/1/2027	560,000	582,646
3.50%, 12/15/2024	650,000	692,172
3.80%, 11/15/2021	455,000	470,475
3.90%, 5/15/2028	618,000	682,136
Kimberly-Clark Corp.:
2.40%, 3/1/2022	38,000	38,439
2.40%, 6/1/2023	150,000	152,058
2.75%, 2/15/2026	982,000	1,012,020
3.05%, 8/15/2025	340,000	358,244
3.20%, 4/25/2029 (a)	1,076,000	1,145,682
3.95%, 11/1/2028	605,000	675,543
		9,335,231
INSURANCE — 2.4%
Aflac, Inc.:
2.88%, 10/15/2026	4,000	4,120
3.25%, 3/17/2025	969,000	1,018,341
3.63%, 6/15/2023	705,000	741,738
3.63%, 11/15/2024	1,228,000	1,313,199
4.00%, 2/15/2022	70,000	72,974
Alleghany Corp. 4.95%, 6/27/2022	693,000	739,480
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	191,000	201,327
Allstate Corp.:
3.15%, 6/15/2023	531,000	552,330
3.28%, 12/15/2026	622,000	657,348
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	350,000	376,786
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	190,000	203,849
American Financial Group, Inc. 3.50%, 8/15/2026	824,000	849,981
American International Group, Inc.:
3.30%, 3/1/2021	2,177,000	2,208,654
3.75%, 7/10/2025	1,831,000	1,960,397
3.90%, 4/1/2026	2,006,000	2,150,472
4.13%, 2/15/2024	1,659,000	1,783,707
4.20%, 4/1/2028	704,000	775,801

248

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 3/15/2029	$ 703,000	$ 782,622
4.88%, 6/1/2022	2,140,000	2,284,814
Aon Corp.:
2.20%, 11/15/2022	859,000	864,635
3.75%, 5/2/2029	953,000	1,020,196
4.50%, 12/15/2028	704,000	793,697
8.21%, 1/1/2027	260,000	332,608
Aon PLC:
2.80%, 3/15/2021	413,000	416,791
3.50%, 6/14/2024	909,000	952,750
3.88%, 12/15/2025	1,257,000	1,352,695
4.00%, 11/27/2023	562,000	594,056
Arch Capital Finance LLC 4.01%, 12/15/2026	540,000	596,165
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	350,000	376,971
Assurant, Inc.:
4.00%, 3/15/2023	430,000	448,473
4.20%, 9/27/2023 (a)	660,000	693,304
4.90%, 3/27/2028	514,000	563,786
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024 (a)	427,000	475,247
Athene Holding, Ltd. 4.13%, 1/12/2028	1,344,000	1,385,409
AXA Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,048,000	1,099,614
4.35%, 4/20/2028	1,970,000	2,131,599
7.00%, 4/1/2028	265,000	325,007
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	797,000	839,233
5 year CMT + 3.19%, 4.90%, 1/15/2040 (c)	400,000	407,804
AXIS Specialty Finance PLC 4.00%, 12/6/2027	403,000	432,741
Berkshire Hathaway Finance Corp.:
3.00%, 5/15/2022	930,000	956,217
4.25%, 1/15/2021	1,038,000	1,064,594
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	1,648,000	1,656,701
2.75%, 3/15/2023	2,532,000	2,602,364
3.00%, 2/11/2023 (a)	1,226,000	1,269,609
3.13%, 3/15/2026	3,177,000	3,355,166
3.40%, 1/31/2022	344,000	356,680
3.75%, 8/15/2021 (a)	194,000	200,460
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	2,691,000	2,683,223
Brown & Brown, Inc.:
4.20%, 9/15/2024	550,000	593,527
4.50%, 3/15/2029	694,000	764,656
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	914,000	932,307
2.88%, 11/3/2022	1,448,000	1,485,416
3.15%, 3/15/2025	1,231,000	1,295,418
3.35%, 5/15/2024	684,000	720,991
Security Description	Principal Amount	Value
3.35%, 5/3/2026	$ 1,761,000	$ 1,873,915
Cincinnati Financial Corp. 6.92%, 5/15/2028	451,000	583,716
CNA Financial Corp.:
3.45%, 8/15/2027	815,000	847,673
3.90%, 5/1/2029	625,000	671,963
3.95%, 5/15/2024	274,000	292,572
4.50%, 3/1/2026	793,000	871,142
5.75%, 8/15/2021	823,000	870,487
CNO Financial Group, Inc. 5.25%, 5/30/2029	304,000	342,173
Enstar Group, Ltd.:
4.50%, 3/10/2022	538,000	557,529
4.95%, 6/1/2029	1,057,000	1,136,856
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	626,000	681,833
Fidelity National Financial, Inc.:
4.50%, 8/15/2028	705,000	767,787
5.50%, 9/1/2022	545,000	589,984
Globe Life, Inc.:
3.80%, 9/15/2022	138,000	143,348
4.55%, 9/15/2028	856,000	954,440
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	346,000	375,393
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	765,000	774,991
Kemper Corp. 4.35%, 2/15/2025	702,000	746,935
Lincoln National Corp.:
3.05%, 1/15/2030	996,000	1,007,633
3.35%, 3/9/2025	440,000	458,401
3.63%, 12/12/2026	228,000	240,884
3.80%, 3/1/2028	570,000	607,797
4.00%, 9/1/2023	758,000	807,225
4.20%, 3/15/2022	50,000	52,131
4.85%, 6/24/2021	174,000	180,816
Loews Corp.:
2.63%, 5/15/2023	1,023,000	1,043,307
3.75%, 4/1/2026	958,000	1,027,685
Manulife Financial Corp.:
4.15%, 3/4/2026 (a)	1,347,000	1,481,740
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (c)	688,000	712,293
Markel Corp.:
3.35%, 9/17/2029	385,000	394,687
3.50%, 11/1/2027	800,000	827,800
4.90%, 7/1/2022	34,000	36,227
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	593,000	602,737
3.30%, 3/14/2023	451,000	465,658
3.50%, 6/3/2024	1,299,000	1,363,184
3.50%, 3/10/2025	423,000	446,836
3.75%, 3/14/2026	979,000	1,049,478
3.88%, 3/15/2024	1,274,000	1,359,524

249

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 3/15/2029	$ 2,065,000	$ 2,355,958
4.80%, 7/15/2021	780,000	809,008
Mercury General Corp. 4.40%, 3/15/2027	624,000	656,860
MetLife, Inc.:
3.00%, 3/1/2025	409,000	425,536
3.60%, 4/10/2024 (a)	1,344,000	1,435,956
3.60%, 11/13/2025	324,000	348,559
3.05%, 12/15/2022	1,415,000	1,462,190
Series D, 4.37%, 9/15/2023	967,000	1,048,383
Old Republic International Corp.:
3.88%, 8/26/2026	506,000	534,280
4.88%, 10/1/2024	634,000	694,179
PartnerRe Finance B LLC 3.70%, 7/2/2029	704,000	738,623
Primerica, Inc. 4.75%, 7/15/2022	407,000	433,585
Principal Financial Group, Inc.:
3.10%, 11/15/2026	428,000	442,980
3.30%, 9/15/2022	813,000	838,170
3.40%, 5/15/2025	380,000	397,309
3.70%, 5/15/2029 (a)	822,000	895,051
Progressive Corp.:
2.45%, 1/15/2027	827,000	830,763
3.75%, 8/23/2021	597,000	615,465
4.00%, 3/1/2029	1,031,000	1,157,122
6.63%, 3/1/2029	40,000	52,818
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	686,000	715,930
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (c)	2,431,000	2,783,592
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	720,000	778,615
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (a) (c)	586,000	624,377
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	758,000	817,018
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (c)	971,000	1,047,243
Series MTN, 3.50%, 5/15/2024	687,000	730,611
Series MTN, 3.88%, 3/27/2028	520,000	570,190
Series MTN, 4.50%, 11/16/2021	327,000	343,409
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	488,000	523,795
3.95%, 9/15/2026	703,000	751,141
Security Description	Principal Amount	Value
5.00%, 6/1/2021	$ 477,000	$ 495,851
Series MTN, 4.70%, 9/15/2023	224,000	242,993
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	517,000	545,528
3.70%, 4/1/2025	50,000	53,098
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	853,000	900,120
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	51,000	54,154
Swiss Re America Holding Corp. 7.00%, 2/15/2026	311,000	387,693
Trinity Acquisition PLC:
3.50%, 9/15/2021	675,000	688,304
4.40%, 3/15/2026	687,000	744,811
Unum Group:
4.00%, 3/15/2024	160,000	169,213
4.00%, 6/15/2029	851,000	897,592
Voya Financial, Inc.:
3.13%, 7/15/2024	506,000	522,435
3.65%, 6/15/2026	1,289,000	1,364,278
Willis North America, Inc.:
2.95%, 9/15/2029	818,000	811,211
3.60%, 5/15/2024	497,000	520,031
4.50%, 9/15/2028	813,000	896,942
Willis Towers Watson PLC 5.75%, 3/15/2021	492,000	512,654
WR Berkley Corp. 4.63%, 3/15/2022	902,000	952,332
XLIT, Ltd. 4.45%, 3/31/2025	553,000	602,925
		119,187,711
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	1,822,000	1,846,870
3.13%, 11/28/2021	2,130,000	2,169,277
3.40%, 12/6/2027 (a)	2,613,000	2,725,019
3.60%, 11/28/2024	1,986,000	2,087,882
Alphabet, Inc.:
2.00%, 8/15/2026	2,572,000	2,560,760
3.38%, 2/25/2024	1,318,000	1,402,088
3.63%, 5/19/2021	1,175,000	1,205,409
Amazon.com, Inc.:
2.40%, 2/22/2023	1,470,000	1,491,124
2.50%, 11/29/2022	1,568,000	1,598,137
2.80%, 8/22/2024	2,831,000	2,930,878
3.15%, 8/22/2027	4,023,000	4,260,558
3.30%, 12/5/2021	1,203,000	1,236,383
3.80%, 12/5/2024	1,551,000	1,678,213
5.20%, 12/3/2025	1,568,000	1,830,044
Baidu, Inc.:
2.88%, 7/6/2022	650,000	656,221
3.50%, 11/28/2022	708,000	728,553
3.63%, 7/6/2027	725,000	748,041

250

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.88%, 9/29/2023	$ 2,121,000	$ 2,209,446
4.13%, 6/30/2025 (a)	520,000	553,925
4.38%, 5/14/2024	792,000	843,900
4.38%, 3/29/2028 (a)	685,000	742,424
4.88%, 11/14/2028 (a)	687,000	774,167
Booking Holdings, Inc.:
2.75%, 3/15/2023	588,000	600,671
3.55%, 3/15/2028	979,000	1,043,976
3.60%, 6/1/2026	1,352,000	1,445,342
3.65%, 3/15/2025	468,000	500,128
eBay, Inc.:
2.60%, 7/15/2022	1,611,000	1,626,272
2.75%, 1/30/2023	1,352,000	1,371,293
2.88%, 8/1/2021	1,179,000	1,193,349
3.45%, 8/1/2024 (a)	690,000	720,070
3.60%, 6/5/2027	1,414,000	1,479,652
3.80%, 3/9/2022	708,000	732,079
Expedia Group, Inc.:
3.80%, 2/15/2028	1,471,000	1,500,832
4.50%, 8/15/2024	585,000	625,775
5.00%, 2/15/2026	1,102,000	1,201,775
JD.com, Inc.:
3.13%, 4/29/2021	708,000	711,646
3.88%, 4/29/2026 (a)	652,000	675,596
		51,707,775
INVESTMENT COMPANY SECURITY — 0.2%
Apollo Investment Corp. 5.25%, 3/3/2025	105,000	108,836
Ares Capital Corp.:
3.50%, 2/10/2023	1,183,000	1,205,512
3.63%, 1/19/2022	426,000	433,446
4.20%, 6/10/2024	730,000	767,938
4.25%, 3/1/2025	760,000	799,216
FS KKR Capital Corp.:
4.13%, 2/1/2025	1,472,000	1,494,610
4.63%, 7/15/2024	1,279,000	1,333,089
Owl Rock Capital Corp.:
4.00%, 3/30/2025	2,120,000	2,128,544
5.25%, 4/15/2024	1,262,000	1,340,257
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	361,000	384,021
TPG Specialty Lending, Inc. 3.88%, 11/1/2024	2,098,000	2,105,070
		12,100,539
IRON/STEEL — 0.3%
ArcelorMittal:
3.60%, 7/16/2024	1,405,000	1,442,542
4.25%, 7/16/2029	698,000	730,743
4.55%, 3/11/2026 (a)	706,000	751,819
6.13%, 6/1/2025	921,000	1,059,537
6.25%, 2/25/2022	686,000	739,700
Nucor Corp.:
3.95%, 5/1/2028	690,000	750,596
Security Description	Principal Amount	Value
4.00%, 8/1/2023	$ 949,000	$ 1,003,824
4.13%, 9/15/2022	2,680,000	2,810,623
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	555,000	588,572
Steel Dynamics, Inc. 2.80%, 12/15/2024	988,000	996,487
Vale Overseas, Ltd. 6.25%, 8/10/2026	2,048,000	2,398,945
		13,273,388
LEISURE TIME — 0.1%
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	798,000	834,668
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (a)	403,000	416,867
5.25%, 11/15/2022	1,193,000	1,291,029
7.50%, 10/15/2027 (a)	544,000	690,750
		3,233,314
LODGING — 0.4%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	1,197,000	1,206,109
5.75%, 7/1/2022	466,000	502,586
Hyatt Hotels Corp.:
3.38%, 7/15/2023	285,000	293,767
4.38%, 9/15/2028	486,000	527,713
4.85%, 3/15/2026	514,000	569,846
Las Vegas Sands Corp.:
2.90%, 6/25/2025	933,000	944,364
3.20%, 8/8/2024	2,122,000	2,188,355
3.50%, 8/18/2026	1,167,000	1,207,238
3.90%, 8/8/2029	1,058,000	1,107,969
Marriott International, Inc.:
2.13%, 10/3/2022	665,000	664,614
2.30%, 1/15/2022	295,000	296,333
2.88%, 3/1/2021	749,000	755,981
3.25%, 9/15/2022	691,000	709,042
3.60%, 4/15/2024 (a)	867,000	910,940
3.75%, 3/15/2025	698,000	739,126
3.75%, 10/1/2025	236,000	250,778
Series AA, 4.65%, 12/1/2028	660,000	746,850
Series N, 3.13%, 10/15/2021	560,000	569,223
Series R, 3.13%, 6/15/2026 (a)	581,000	602,334
Series X, 4.00%, 4/15/2028 (a)	545,000	588,933
Series Z, 4.15%, 12/1/2023	628,000	671,307
Sands China, Ltd.:
4.60%, 8/8/2023	3,135,000	3,312,065
5.13%, 8/8/2025	692,000	762,058
5.40%, 8/8/2028	1,164,000	1,313,725
		21,441,256
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:

251

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 5/8/2022	$ 1,940,000	$ 1,980,701
3.38%, 4/3/2023	770,000	800,207
3.80%, 4/3/2028	414,000	454,208
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	952,000	949,963
1.93%, 10/1/2021	837,000	838,306
2.40%, 8/9/2026	688,000	692,438
Series I, 2.65%, 5/17/2021	1,039,000	1,050,678
Series MTN, 1.90%, 9/6/2022	931,000	932,620
Series MTN, 2.15%, 11/8/2024	1,197,000	1,201,094
Series MTN, 2.40%, 6/6/2022	826,000	836,218
Series MTN, 2.55%, 11/29/2022	943,000	961,530
Series MTN, 2.63%, 3/1/2023 (a)	465,000	474,323
Series MTN, 2.85%, 6/1/2022 (a)	678,000	692,448
Series MTN, 2.85%, 5/17/2024	703,000	725,524
Series MTN, 2.90%, 3/15/2021	446,000	451,423
Series MTN, 2.95%, 2/26/2022	907,000	927,698
Series MTN, 3.15%, 9/7/2021	1,407,000	1,437,630
Series MTN, 3.25%, 12/1/2024 (a)	703,000	742,579
Series MTN, 3.30%, 6/9/2024	1,192,000	1,252,255
Series MTN, 3.45%, 5/15/2023 (a)	659,000	689,459
Series MTN, 3.65%, 12/7/2023	933,000	988,728
Series MTN, 3.75%, 11/24/2023	828,000	883,261
Caterpillar, Inc.:
2.60%, 6/26/2022	637,000	647,122
2.60%, 9/19/2029	708,000	712,920
3.40%, 5/15/2024 (a)	1,157,000	1,224,337
3.90%, 5/27/2021	699,000	718,125
Oshkosh Corp. 4.60%, 5/15/2028	694,000	748,965
		24,014,760
MACHINERY-DIVERSIFIED — 0.9%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	587,000	602,949
4.20%, 1/15/2024	638,000	675,680
4.38%, 4/5/2022	1,349,000	1,408,977
4.88%, 4/1/2021	623,000	643,117
CNH Industrial NV:
4.50%, 8/15/2023	693,000	738,828
Series MTN, 3.85%, 11/15/2027 (a)	354,000	368,971
Crane Co. 4.45%, 12/15/2023	144,000	154,128
Security Description	Principal Amount	Value
Deere & Co. 2.60%, 6/8/2022	$ 694,000	$ 705,701
Dover Corp.:
2.95%, 11/4/2029	205,000	206,523
3.15%, 11/15/2025	559,000	581,489
Flowserve Corp.:
3.50%, 9/15/2022	545,000	559,007
4.00%, 11/15/2023	58,000	60,133
IDEX Corp. 4.20%, 12/15/2021	44,000	45,289
John Deere Capital Corp.:
2.55%, 1/8/2021	599,000	602,995
2.80%, 1/27/2023	558,000	571,448
3.65%, 10/12/2023 (a)	816,000	864,421
Series DMTN, 2.35%, 1/8/2021	705,000	708,729
Series GMTN, 3.45%, 6/7/2023	340,000	356,068
Series MTN, 1.95%, 6/13/2022	929,000	930,867
Series MTN, 2.15%, 9/8/2022	966,000	972,936
Series MTN, 2.25%, 9/14/2026	1,052,000	1,051,863
Series MTN, 2.30%, 6/7/2021	1,002,000	1,008,363
Series MTN, 2.60%, 3/7/2024	798,000	815,660
Series MTN, 2.65%, 1/6/2022	919,000	933,566
Series MTN, 2.65%, 6/24/2024	580,000	593,879
Series MTN, 2.65%, 6/10/2026	606,000	619,374
Series MTN, 2.70%, 1/6/2023	469,000	479,187
Series MTN, 2.75%, 3/15/2022	452,000	460,095
Series MTN, 2.80%, 3/4/2021	653,000	660,549
Series MTN, 2.80%, 3/6/2023 (a)	1,280,000	1,313,178
Series MTN, 2.80%, 9/8/2027 (a)	925,000	951,936
Series MTN, 2.80%, 7/18/2029	628,000	644,428
Series MTN, 2.88%, 3/12/2021	513,000	519,484
Series MTN, 2.95%, 4/1/2022	699,000	715,832
Series MTN, 3.05%, 1/6/2028 (a)	365,000	382,392
Series MTN, 3.13%, 9/10/2021	507,000	518,144
Series MTN, 3.15%, 10/15/2021	517,000	529,067
Series MTN, 3.20%, 1/10/2022	967,000	993,196
Series MTN, 3.35%, 6/12/2024 (a)	651,000	686,707
Series MTN, 3.40%, 9/11/2025	519,000	553,643
Series MTN, 3.45%, 1/10/2024 (a)	707,000	745,326

252

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.45%, 3/13/2025 (a)	$ 922,000	$ 982,391
Series MTN, 3.45%, 3/7/2029	707,000	769,046
Series MTN, 3.90%, 7/12/2021	571,000	589,032
nVent Finance Sarl:
3.95%, 4/15/2023	879,000	889,812
4.55%, 4/15/2028	695,000	721,841
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	25,727
3.50%, 3/1/2029	784,000	844,462
Roper Technologies, Inc.:
2.35%, 9/15/2024	609,000	612,910
2.80%, 12/15/2021	925,000	938,338
2.95%, 9/15/2029	865,000	873,762
3.13%, 11/15/2022	456,000	468,098
3.65%, 9/15/2023	1,387,000	1,455,046
3.80%, 12/15/2026	1,439,000	1,547,587
3.85%, 12/15/2025	490,000	528,151
4.20%, 9/15/2028	785,000	860,439
Wabtec Corp.:
3.45%, 11/15/2026	1,165,000	1,176,370
4.40%, 3/15/2024	1,131,000	1,201,518
4.95%, 9/15/2028	1,316,000	1,448,219
Xylem, Inc.:
3.25%, 11/1/2026	744,000	769,735
4.88%, 10/1/2021	517,000	541,971
		44,178,580
MEDIA — 2.4%
CBS Corp.:
2.50%, 2/15/2023 (a)	655,000	660,535
2.90%, 6/1/2023	1,020,000	1,040,900
2.90%, 1/15/2027	708,000	708,736
3.38%, 3/1/2022	664,000	679,471
3.38%, 2/15/2028	670,000	686,837
3.50%, 1/15/2025	687,000	719,117
3.70%, 8/15/2024	913,000	966,310
3.70%, 6/1/2028	928,000	972,702
4.00%, 1/15/2026	1,044,000	1,119,794
4.20%, 6/1/2029 (a)	708,000	771,253
4.30%, 2/15/2021	650,000	662,408
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	1,609,000	1,669,193
4.20%, 3/15/2028	1,159,000	1,235,691
4.46%, 7/23/2022	3,518,000	3,697,981
4.50%, 2/1/2024	1,634,000	1,757,890
4.91%, 7/23/2025	5,944,000	6,551,358
5.05%, 3/30/2029	1,988,000	2,251,251
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,507,000	1,822,084
Comcast Corp.:
Security Description	Principal Amount	Value
1.63%, 1/15/2022	$ 1,813,000	$ 1,807,978
2.35%, 1/15/2027	3,573,000	3,569,284
2.75%, 3/1/2023	1,670,000	1,708,627
2.85%, 1/15/2023	937,000	963,414
3.00%, 2/1/2024	2,035,000	2,110,173
3.13%, 7/15/2022	1,549,000	1,598,243
3.15%, 3/1/2026	1,177,000	1,234,073
3.15%, 2/15/2028	2,030,000	2,128,942
3.30%, 2/1/2027	1,201,000	1,270,286
3.38%, 2/15/2025	1,994,000	2,105,205
3.38%, 8/15/2025	2,398,000	2,544,014
3.45%, 10/1/2021	2,782,000	2,863,123
3.55%, 5/1/2028	1,011,000	1,089,201
3.60%, 3/1/2024	1,864,000	1,976,753
3.70%, 4/15/2024	2,442,000	2,604,539
3.95%, 10/15/2025	3,826,000	4,175,046
4.15%, 10/15/2028	2,920,000	3,287,482
Discovery Communications LLC:
2.95%, 3/20/2023	1,220,000	1,244,742
3.25%, 4/1/2023	700,000	719,201
3.30%, 5/15/2022	831,000	852,265
3.45%, 3/15/2025	818,000	853,722
3.50%, 6/15/2022	801,000	824,453
3.80%, 3/13/2024 (a)	795,000	837,946
3.90%, 11/15/2024	772,000	818,822
3.95%, 6/15/2025	1,062,000	1,135,990
3.95%, 3/20/2028	1,506,000	1,609,959
4.13%, 5/15/2029	747,000	806,700
4.38%, 6/15/2021	335,000	345,898
4.90%, 3/11/2026	1,330,000	1,488,523
Fox Corp.:
3.67%, 1/25/2022 (b)	708,000	731,796
4.03%, 1/25/2024 (b)	2,771,000	2,952,085
4.71%, 1/25/2029 (b)	2,124,000	2,423,845
Grupo Televisa SAB 6.63%, 3/18/2025	718,000	841,051
NBCUniversal Media LLC:
2.88%, 1/15/2023	2,611,000	2,681,758
4.38%, 4/1/2021	2,860,000	2,950,376
TCI Communications, Inc.:
7.13%, 2/15/2028	924,000	1,212,390
7.88%, 2/15/2026	115,000	149,485
Thomson Reuters Corp.:
3.35%, 5/15/2026	905,000	932,476
4.30%, 11/23/2023	635,000	682,282
Time Warner Cable LLC:
4.00%, 9/1/2021	1,400,000	1,432,228
4.13%, 2/15/2021	1,143,000	1,161,528
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,192,000	1,407,645
TWDC Enterprises 18 Corp.:
2.30%, 2/12/2021	182,000	183,081
2.75%, 8/16/2021 (a)	545,000	553,556

253

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/13/2026 (a)	$ 1,334,000	$ 1,404,395
Series GMTN, 3.15%, 9/17/2025	607,000	645,132
Series MTN, 1.85%, 7/30/2026	815,000	801,887
Series MTN, 2.35%, 12/1/2022	1,132,000	1,148,606
Series MTN, 2.45%, 3/4/2022	1,223,000	1,240,868
Series MTN, 2.55%, 2/15/2022	678,000	688,760
Series MTN, 2.95%, 6/15/2027 (a)	984,000	1,039,458
Series MTN, 3.75%, 6/1/2021	1,055,000	1,083,685
Viacom, Inc.:
3.88%, 12/15/2021	691,000	715,392
4.25%, 9/1/2023 (a)	826,000	880,813
4.50%, 3/1/2021	1,253,000	1,288,197
ViacomCBS, Inc. 3.88%, 4/1/2024	945,000	999,593
Walt Disney Co.:
1.65%, 9/1/2022	1,261,000	1,258,352
1.75%, 8/30/2024	2,241,000	2,220,069
2.00%, 9/1/2029	1,201,000	1,166,615
3.00%, 9/15/2022	1,334,000	1,374,674
3.38%, 11/15/2026 (a)	893,000	956,403
3.70%, 9/15/2024	1,439,000	1,538,478
3.70%, 10/15/2025	995,000	1,075,834
4.00%, 10/1/2023	375,000	400,714
4.50%, 2/15/2021	1,121,000	1,154,652
		119,926,274
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	1,415,000	1,440,371
3.25%, 6/15/2025	1,367,000	1,443,894
Timken Co. 3.88%, 9/1/2024	704,000	737,764
		3,622,029
MINING — 0.3%
Barrick Gold Corp. 3.85%, 4/1/2022	528,000	550,667
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	859,000	875,355
3.25%, 11/21/2021	580,000	593,943
3.85%, 9/30/2023	1,150,000	1,227,039
6.42%, 3/1/2026	277,000	336,915
Kinross Gold Corp.:
4.50%, 7/15/2027	723,000	757,140
5.13%, 9/1/2021	170,000	176,987
5.95%, 3/15/2024	897,000	999,509
Newmont Goldcorp Corp.:
2.80%, 10/1/2029	697,000	691,312
3.50%, 3/15/2022	1,530,000	1,569,612
3.63%, 6/9/2021	713,000	725,478
3.70%, 3/15/2023	840,000	878,506
Security Description	Principal Amount	Value
Rio Tinto Finance USA, Ltd.:
3.75%, 6/15/2025	$ 3,486,000	$ 3,748,740
7.13%, 7/15/2028 (a)	155,000	207,951
Southern Copper Corp.:
3.50%, 11/8/2022 (a)	747,000	771,785
3.88%, 4/23/2025	721,000	757,641
		14,868,580
MISCELLANEOUS MANUFACTURER — 1.1%
3M Co.:
1.75%, 2/14/2023 (a)	1,091,000	1,084,999
2.00%, 2/14/2025	580,000	575,969
2.38%, 8/26/2029	1,060,000	1,041,471
2.88%, 10/15/2027	1,009,000	1,048,028
Series MTN, 1.63%, 9/19/2021	807,000	805,079
Series MTN, 2.00%, 6/26/2022	554,000	556,039
Series MTN, 2.25%, 3/15/2023	789,000	796,062
Series MTN, 2.25%, 9/19/2026	1,132,000	1,132,883
Series MTN, 2.75%, 3/1/2022	916,000	933,596
Series MTN, 3.00%, 9/14/2021	513,000	522,665
Series MTN, 3.00%, 8/7/2025	876,000	920,072
Series MTN, 3.25%, 2/14/2024	1,094,000	1,144,773
Series MTN, 3.38%, 3/1/2029	1,253,000	1,332,904
Series MTN, 3.63%, 9/14/2028 (a)	670,000	729,757
Carlisle Cos., Inc.:
3.50%, 12/1/2024	1,359,000	1,411,879
3.75%, 11/15/2022	146,000	150,722
3.75%, 12/1/2027	472,000	495,298
Eaton Corp.:
2.75%, 11/2/2022	2,262,000	2,309,683
3.10%, 9/15/2027	752,000	782,411
General Electric Co.:
2.70%, 10/9/2022	3,510,000	3,555,911
3.38%, 3/11/2024	1,211,000	1,255,020
5.30%, 2/11/2021	2,049,000	2,117,949
Series GMTN, 3.10%, 1/9/2023 (a)	1,629,000	1,664,642
Series GMTN, 3.15%, 9/7/2022	2,766,000	2,827,239
Series GMTN, 3.45%, 5/15/2024	1,161,000	1,206,116
Series GMTN, 4.63%, 1/7/2021	1,124,000	1,150,380
Series MTN, 4.65%, 10/17/2021	1,792,000	1,867,174
Hexcel Corp.:
3.95%, 2/15/2027	385,000	401,208
4.70%, 8/15/2025	585,000	624,622

254

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Hillenbrand, Inc. 4.50%, 9/15/2026 (a)	$ 887,000	$ 928,831
Illinois Tool Works, Inc.:
2.65%, 11/15/2026	2,076,000	2,137,636
3.38%, 9/15/2021	352,000	359,571
3.50%, 3/1/2024	503,000	532,712
Ingersoll-Rand Global Holding Co., Ltd.:
2.90%, 2/21/2021	687,000	692,723
3.75%, 8/21/2028 (a)	697,000	742,472
4.25%, 6/15/2023 (a)	489,000	521,660
Ingersoll-Rand Luxembourg Finance SA:
3.50%, 3/21/2026	1,451,000	1,519,357
3.55%, 11/1/2024	460,000	482,085
3.80%, 3/21/2029	849,000	914,840
Parker-Hannifin Corp.:
2.70%, 6/14/2024	1,036,000	1,057,134
3.25%, 3/1/2027	1,109,000	1,153,460
3.25%, 6/14/2029	1,153,000	1,202,591
Series MTN, 3.30%, 11/21/2024	523,000	545,170
Series MTN, 3.50%, 9/15/2022 (a)	290,000	300,080
Pentair Finance Sarl 4.50%, 7/1/2029	500,000	528,710
Textron, Inc.:
3.38%, 3/1/2028	20,000	20,560
3.65%, 3/15/2027	911,000	950,310
3.88%, 3/1/2025	363,000	383,862
3.90%, 9/17/2029	120,000	128,106
4.00%, 3/15/2026	594,000	632,925
4.30%, 3/1/2024	2,361,000	2,521,879
		52,701,225
OFFICE & BUSINESS EQUIPMENT — 0.0% (e)
Xerox Corp. 4.07%, 3/17/2022 (a)	158,000	161,291
OFFICE FURNISHINGS — 0.0% (e)
Steelcase, Inc. 5.13%, 1/18/2029	78,000	88,174
OIL & GAS — 4.2%
Apache Corp.:
3.25%, 4/15/2022 (a)	822,000	833,985
4.38%, 10/15/2028 (a)	1,881,000	1,967,582
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	706,000	709,304
2.52%, 9/19/2022	662,000	672,532
2.75%, 5/10/2023	1,287,000	1,316,511
3.02%, 1/16/2027	1,551,000	1,606,945
3.12%, 5/4/2026	1,156,000	1,206,263
3.22%, 11/28/2023	1,487,000	1,547,075
3.22%, 4/14/2024	1,316,000	1,372,312
Security Description	Principal Amount	Value
3.25%, 5/6/2022	$ 2,052,000	$ 2,118,649
3.41%, 2/11/2026	1,151,000	1,225,585
3.59%, 4/14/2027	889,000	951,070
3.79%, 2/6/2024	1,218,000	1,295,830
3.80%, 9/21/2025	1,072,000	1,160,258
3.94%, 9/21/2028	1,365,000	1,508,994
4.23%, 11/6/2028	2,504,000	2,833,076
4.74%, 3/11/2021	1,661,000	1,718,188
BP Capital Markets PLC:
2.50%, 11/6/2022	1,604,000	1,634,267
2.75%, 5/10/2023 (a)	513,000	524,399
3.06%, 3/17/2022	1,467,000	1,505,039
3.25%, 5/6/2022	324,000	333,172
3.28%, 9/19/2027 (a)	2,133,000	2,245,686
3.51%, 3/17/2025	1,292,000	1,375,437
3.54%, 11/4/2024	1,162,000	1,236,031
3.56%, 11/1/2021	1,068,000	1,101,065
3.72%, 11/28/2028	1,174,000	1,282,395
3.81%, 2/10/2024	1,338,000	1,427,004
3.99%, 9/26/2023 (a)	570,000	609,233
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	1,360,000	1,386,901
3.45%, 11/15/2021	604,000	618,097
3.80%, 4/15/2024 (a)	1,037,000	1,096,036
3.85%, 6/1/2027 (a)	1,841,000	1,963,206
3.90%, 2/1/2025	641,000	684,800
Cenovus Energy, Inc.:
3.00%, 8/15/2022	517,000	523,902
3.80%, 9/15/2023	500,000	517,590
4.25%, 4/15/2027 (a)	1,698,000	1,797,265
Chevron Corp.:
2.10%, 5/16/2021	1,888,000	1,897,459
2.36%, 12/5/2022	2,823,000	2,862,748
2.41%, 3/3/2022	677,000	686,200
2.50%, 3/3/2022	683,000	694,269
2.57%, 5/16/2023	835,000	852,042
2.90%, 3/3/2024	1,467,000	1,520,751
2.95%, 5/16/2026	2,735,000	2,859,962
3.19%, 6/24/2023	2,722,000	2,836,732
3.33%, 11/17/2025 (a)	1,030,000	1,102,625
Cimarex Energy Co.:
3.90%, 5/15/2027	1,621,000	1,680,199
4.38%, 6/1/2024 (a)	651,000	687,280
4.38%, 3/15/2029	696,000	735,797
CNOOC Finance 2013, Ltd. 2.88%, 9/30/2029 (a)	1,186,000	1,185,668
Concho Resources, Inc.:
3.75%, 10/1/2027	1,569,000	1,651,263
4.30%, 8/15/2028	927,000	1,010,532
4.38%, 1/15/2025	845,000	873,476
ConocoPhillips Co.:
2.40%, 12/15/2022	410,000	414,756
3.35%, 11/15/2024	10,000	10,584
4.95%, 3/15/2026	2,253,000	2,591,626

255

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
ConocoPhillips Holding Co. 6.95%, 4/15/2029	$ 1,354,000	$ 1,841,955
Continental Resources, Inc.:
3.80%, 6/1/2024	1,332,000	1,378,061
4.38%, 1/15/2028 (a)	1,245,000	1,324,356
4.50%, 4/15/2023	1,998,000	2,093,644
5.00%, 9/15/2022	699,000	704,368
Devon Energy Corp. 5.85%, 12/15/2025	511,000	605,990
Diamondback Energy, Inc.:
2.88%, 12/1/2024 (a)	2,786,000	2,818,485
3.25%, 12/1/2026 (a)	1,426,000	1,442,499
Encana Corp. 3.90%, 11/15/2021	1,003,000	1,027,162
Eni USA, Inc. 7.30%, 11/15/2027	1,040,000	1,330,025
EOG Resources, Inc.:
2.63%, 3/15/2023	1,956,000	1,994,279
3.15%, 4/1/2025	1,049,000	1,100,684
4.10%, 2/1/2021	824,000	844,295
4.15%, 1/15/2026 (a)	944,000	1,039,542
EQT Corp.:
3.00%, 10/1/2022 (a)	1,462,000	1,434,968
3.90%, 10/1/2027 (a)	1,708,000	1,589,260
4.88%, 11/15/2021	1,400,000	1,442,784
Exxon Mobil Corp.:
1.90%, 8/16/2022	749,000	753,561
2.02%, 8/16/2024	1,177,000	1,180,978
2.22%, 3/1/2021	2,784,000	2,800,565
2.28%, 8/16/2026	1,134,000	1,139,296
2.40%, 3/6/2022	1,725,000	1,746,649
2.44%, 8/16/2029 (a)	2,265,000	2,278,205
2.71%, 3/6/2025	2,568,000	2,653,771
2.73%, 3/1/2023	1,673,000	1,713,052
3.04%, 3/1/2026	3,001,000	3,148,289
3.18%, 3/15/2024 (a)	1,254,000	1,314,669
Helmerich & Payne, Inc. 4.65%, 3/15/2025	694,000	757,459
Hess Corp.:
3.50%, 7/15/2024	315,000	324,270
4.30%, 4/1/2027 (a)	1,562,000	1,662,999
HollyFrontier Corp. 5.88%, 4/1/2026	1,318,000	1,484,714
Husky Energy, Inc.:
3.95%, 4/15/2022	627,000	648,876
4.00%, 4/15/2024	1,016,000	1,072,906
4.40%, 4/15/2029	827,000	891,506
Marathon Oil Corp.:
2.80%, 11/1/2022	926,000	942,196
3.85%, 6/1/2025 (a)	1,326,000	1,403,001
4.40%, 7/15/2027 (a)	1,108,000	1,205,759
Marathon Petroleum Corp.:
3.63%, 9/15/2024 (a)	1,147,000	1,203,788
3.80%, 4/1/2028	630,000	662,035
4.75%, 12/15/2023	874,000	948,876
5.13%, 3/1/2021	962,000	996,228
Security Description	Principal Amount	Value
5.13%, 4/1/2024	$ 34,000	$ 34,742
5.13%, 12/15/2026	746,000	845,912
5.38%, 10/1/2022	564,000	570,080
Newfield Exploration Co.:
5.38%, 1/1/2026	1,208,000	1,310,281
5.63%, 7/1/2024	1,277,000	1,408,493
5.75%, 1/30/2022	1,112,000	1,181,900
Noble Energy, Inc.:
3.85%, 1/15/2028 (a)	1,563,000	1,648,965
3.90%, 11/15/2024	708,000	749,418
Occidental Petroleum Corp.:
2.60%, 8/13/2021	2,216,000	2,232,066
2.60%, 4/15/2022	697,000	702,221
2.70%, 8/15/2022	4,386,000	4,433,895
2.70%, 2/15/2023	1,710,000	1,722,876
2.90%, 8/15/2024	4,060,000	4,124,270
3.00%, 2/15/2027	921,000	918,716
3.13%, 2/15/2022 (a)	1,314,000	1,335,786
3.20%, 8/15/2026	1,245,000	1,259,430
3.40%, 4/15/2026	1,265,000	1,295,018
3.50%, 6/15/2025	1,298,000	1,338,692
3.50%, 8/15/2029	1,701,000	1,734,765
4.85%, 3/15/2021	920,000	947,471
5.55%, 3/15/2026	1,778,000	2,016,803
6.95%, 7/1/2024	898,000	1,056,389
Series 1, 4.10%, 2/1/2021	1,327,000	1,349,440
Phillips 66:
3.90%, 3/15/2028 (a)	1,143,000	1,247,516
4.30%, 4/1/2022	2,979,000	3,132,240
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	1,086,000	1,100,357
3.95%, 7/15/2022	703,000	731,324
4.45%, 1/15/2026	704,000	771,507
Shell International Finance B.V.:
1.75%, 9/12/2021	1,045,000	1,043,903
1.88%, 5/10/2021	1,370,000	1,372,288
2.00%, 11/7/2024	1,410,000	1,407,589
2.25%, 1/6/2023	1,316,000	1,327,647
2.38%, 8/21/2022	1,465,000	1,485,598
2.38%, 11/7/2029	2,102,000	2,082,641
2.50%, 9/12/2026	1,729,000	1,747,604
2.88%, 5/10/2026	2,712,000	2,809,876
3.25%, 5/11/2025	2,900,000	3,065,764
3.40%, 8/12/2023 (a)	585,000	613,302
3.50%, 11/13/2023	1,635,000	1,722,374
3.88%, 11/13/2028 (a)	1,732,000	1,920,684
Suncor Energy, Inc.:
3.60%, 12/1/2024	896,000	951,203
9.25%, 10/15/2021	493,000	553,649
Total Capital Canada, Ltd. 2.75%, 7/15/2023	1,308,000	1,342,100
Total Capital International SA:
2.22%, 7/12/2021	722,000	726,729
2.43%, 1/10/2025	1,368,000	1,386,140
2.70%, 1/25/2023	1,410,000	1,441,246

256

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 6/19/2021	$ 1,171,000	$ 1,188,342
2.83%, 1/10/2030	812,000	834,777
2.88%, 2/17/2022	1,650,000	1,685,821
3.46%, 2/19/2029 (a)	1,412,000	1,530,086
3.70%, 1/15/2024	1,244,000	1,321,775
3.75%, 4/10/2024	1,253,000	1,342,502
Total Capital SA:
3.88%, 10/11/2028	1,072,000	1,195,730
4.13%, 1/28/2021	572,000	586,100
4.25%, 12/15/2021	657,000	687,478
Valero Energy Corp.:
3.40%, 9/15/2026	1,624,000	1,702,163
3.65%, 3/15/2025	729,000	776,392
4.00%, 4/1/2029	1,176,000	1,268,163
4.35%, 6/1/2028	473,000	520,134
		211,846,031
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,934,000	1,973,125
3.14%, 11/7/2029	2,723,000	2,799,843
3.34%, 12/15/2027	1,720,000	1,794,614
Halliburton Co.:
3.25%, 11/15/2021	1,274,000	1,298,091
3.50%, 8/1/2023	2,766,000	2,878,853
3.80%, 11/15/2025	2,522,000	2,691,226
National Oilwell Varco, Inc. 2.60%, 12/1/2022	478,000	483,105
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	1,420,000	1,377,897
5.15%, 11/15/2029 (a)	1,089,000	1,112,642
Schlumberger Investment SA 3.65%, 12/1/2023	2,205,000	2,332,713
TechnipFMC PLC 3.45%, 10/1/2022	652,000	667,531
		19,409,640
PACKAGING & CONTAINERS — 0.2%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (a) (b)	135,000	146,921
Bemis Co., Inc.:
3.10%, 9/15/2026 (b)	555,000	548,828
4.50%, 10/15/2021 (b)	482,000	496,744
Packaging Corp. of America:
3.00%, 12/15/2029	500,000	504,155
3.40%, 12/15/2027	490,000	511,511
3.65%, 9/15/2024	586,000	615,177
4.50%, 11/1/2023	755,000	810,923
WestRock RKT LLC:
4.00%, 3/1/2023	617,000	643,111
4.90%, 3/1/2022	856,000	902,224
WRKCo, Inc.:
3.00%, 9/15/2024	529,000	539,982
Security Description	Principal Amount	Value
3.38%, 9/15/2027	$ 550,000	$ 563,436
3.75%, 3/15/2025	942,000	991,907
3.90%, 6/1/2028	698,000	739,287
4.00%, 3/15/2028	1,003,000	1,074,805
4.65%, 3/15/2026	1,960,000	2,164,095
4.90%, 3/15/2029	551,000	627,016
		11,880,122
PHARMACEUTICALS — 6.8%
AbbVie, Inc.:
2.15%, 11/19/2021 (b)	2,505,000	2,511,713
2.30%, 5/14/2021	3,052,000	3,063,048
2.30%, 11/21/2022 (b)	2,215,000	2,225,721
2.60%, 11/21/2024 (b)	3,059,000	3,085,766
2.85%, 5/14/2023 (a)	697,000	711,247
2.90%, 11/6/2022	4,888,000	4,990,550
2.95%, 11/21/2026 (b)	3,474,000	3,532,398
3.20%, 11/6/2022	2,533,000	2,605,520
3.20%, 5/14/2026	2,492,000	2,580,316
3.20%, 11/21/2029 (b)	8,453,000	8,626,286
3.38%, 11/14/2021	2,316,000	2,375,151
3.60%, 5/14/2025	5,310,000	5,609,059
3.75%, 11/14/2023	1,936,000	2,038,472
4.25%, 11/14/2028	2,295,000	2,544,375
Allergan Finance LLC 3.25%, 10/1/2022	2,742,000	2,803,914
Allergan Funding SCS:
3.45%, 3/15/2022	8,586,000	8,785,710
3.80%, 3/15/2025	3,633,000	3,816,721
3.85%, 6/15/2024	1,196,000	1,256,805
Allergan, Inc. 2.80%, 3/15/2023	1,001,000	1,005,875
AmerisourceBergen Corp.:
3.25%, 3/1/2025	648,000	673,816
3.40%, 5/15/2024	888,000	924,088
3.45%, 12/15/2027	1,204,000	1,256,446
3.50%, 11/15/2021	607,000	621,835
AstraZeneca PLC:
2.38%, 6/12/2022	1,695,000	1,713,865
3.13%, 6/12/2027	1,573,000	1,639,821
3.38%, 11/16/2025	1,479,000	1,573,212
3.50%, 8/17/2023	1,054,000	1,103,390
4.00%, 1/17/2029	1,535,000	1,705,492
Becton Dickinson and Co.:
2.89%, 6/6/2022	2,526,000	2,567,755
3.13%, 11/8/2021	1,215,000	1,238,498
3.36%, 6/6/2024	2,529,000	2,633,574
3.70%, 6/6/2027	2,038,000	2,169,329
3.73%, 12/15/2024	1,849,000	1,963,730
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	1,062,000	1,069,349
2.25%, 8/15/2021 (b)	270,000	271,704
2.55%, 5/14/2021 (b)	1,447,000	1,461,296
2.60%, 5/16/2022 (b)	1,379,000	1,401,878
2.75%, 2/15/2023 (b)	3,122,000	3,186,906

257

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 2/19/2021 (b)	$ 4,719,000	$ 4,773,788
2.90%, 7/26/2024 (b)	3,009,000	3,105,619
3.20%, 6/15/2026 (b)	3,098,000	3,254,976
3.25%, 8/15/2022 (a) (b)	1,657,000	1,711,366
3.25%, 2/20/2023 (b)	1,466,000	1,517,369
3.25%, 11/1/2023	398,000	415,420
3.25%, 2/27/2027 (a)	713,000	762,454
3.40%, 7/26/2029 (b)	4,976,000	5,330,391
3.45%, 11/15/2027 (b)	1,063,000	1,134,210
3.55%, 8/15/2022 (b)	1,126,000	1,171,389
3.63%, 5/15/2024 (b)	1,478,000	1,561,670
3.88%, 8/15/2025 (b)	2,602,000	2,815,026
3.90%, 2/20/2028 (b)	1,001,000	1,097,536
4.00%, 8/15/2023 (b)	594,000	632,812
7.15%, 6/15/2023	186,000	216,805
Cardinal Health, Inc.:
2.62%, 6/15/2022	1,281,000	1,294,181
3.08%, 6/15/2024	1,302,000	1,340,604
3.20%, 3/15/2023	675,000	692,435
3.41%, 6/15/2027 (a)	1,939,000	1,984,896
3.50%, 11/15/2024	988,000	1,032,282
3.75%, 9/15/2025	705,000	749,634
Cigna Corp.:
3.00%, 7/15/2023 (b)	570,000	582,996
3.05%, 11/30/2022 (b)	1,313,000	1,344,223
3.05%, 10/15/2027 (b)	807,000	817,265
3.25%, 4/15/2025 (b)	2,785,000	2,888,769
3.30%, 2/25/2021 (b)	546,000	552,972
3.40%, 9/17/2021	1,735,000	1,775,825
3.40%, 3/1/2027 (b)	28,000	29,078
3.75%, 7/15/2023	3,709,000	3,893,560
3.90%, 2/15/2022 (b)	1,446,000	1,497,738
4.00%, 2/15/2022 (b)	1,142,000	1,179,686
4.13%, 11/15/2025	4,325,000	4,695,869
4.38%, 10/15/2028	5,201,000	5,771,498
4.50%, 2/25/2026 (b)	60,000	65,977
4.75%, 11/15/2021 (b)	6,449,000	6,760,164
CVS Health Corp.:
2.13%, 6/1/2021	2,103,000	2,106,470
2.63%, 8/15/2024	732,000	739,767
2.75%, 12/1/2022	1,899,000	1,929,954
2.88%, 6/1/2026	2,903,000	2,944,571
3.00%, 8/15/2026	1,171,000	1,195,287
3.25%, 8/15/2029	2,487,000	2,537,088
3.35%, 3/9/2021	1,891,000	1,921,105
3.38%, 8/12/2024	1,455,000	1,515,382
3.50%, 7/20/2022	2,295,000	2,369,932
3.70%, 3/9/2023	7,667,000	7,982,727
3.88%, 7/20/2025	3,783,000	4,035,137
4.00%, 12/5/2023	2,003,000	2,121,578
4.10%, 3/25/2025	6,121,000	6,582,768
4.30%, 3/25/2028	9,222,000	10,089,514
4.75%, 12/1/2022	1,482,000	1,577,811
6.25%, 6/1/2027	767,000	913,689
Eli Lilly & Co.:
Security Description	Principal Amount	Value
2.35%, 5/15/2022	$ 4,558,000	$ 4,615,887
2.75%, 6/1/2025	590,000	608,202
3.10%, 5/15/2027 (a)	225,000	236,048
3.38%, 3/15/2029	1,466,000	1,582,532
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	2,753,000	2,813,483
2.88%, 6/1/2022	1,663,000	1,699,503
3.00%, 6/1/2024	1,730,000	1,795,377
3.13%, 5/14/2021	2,891,000	2,940,696
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	1,637,000	1,677,712
3.38%, 5/15/2023	2,413,000	2,519,003
3.63%, 5/15/2025	1,228,000	1,315,962
3.88%, 5/15/2028 (a)	2,104,000	2,323,321
Johnson & Johnson:
1.65%, 3/1/2021	1,168,000	1,167,591
2.05%, 3/1/2023	806,000	811,263
2.25%, 3/3/2022 (a)	1,359,000	1,374,710
2.45%, 12/5/2021	32,000	32,470
2.45%, 3/1/2026	2,930,000	2,980,835
2.63%, 1/15/2025	1,227,000	1,264,117
2.90%, 1/15/2028	1,872,000	1,955,042
2.95%, 3/3/2027	1,911,000	2,004,543
3.38%, 12/5/2023 (a)	1,060,000	1,125,031
3.55%, 5/15/2021	300,000	307,413
McKesson Corp.:
2.70%, 12/15/2022	225,000	227,327
2.85%, 3/15/2023	701,000	710,786
3.80%, 3/15/2024	1,742,000	1,833,037
3.95%, 2/16/2028	1,023,000	1,091,357
4.75%, 5/30/2029	1,369,000	1,531,610
Mead Johnson Nutrition Co. 4.13%, 11/15/2025	1,033,000	1,134,658
Merck & Co., Inc.:
2.35%, 2/10/2022	1,587,000	1,609,551
2.40%, 9/15/2022	1,126,000	1,142,665
2.75%, 2/10/2025	3,367,000	3,490,670
2.80%, 5/18/2023	2,309,000	2,376,100
2.90%, 3/7/2024	933,000	970,171
3.40%, 3/7/2029	2,220,000	2,405,104
3.88%, 1/15/2021	1,552,000	1,579,796
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	500,000	634,275
Mylan NV:
3.15%, 6/15/2021	2,371,000	2,401,420
3.75%, 12/15/2020	39,000	39,477
3.95%, 6/15/2026	3,062,000	3,183,163
Mylan, Inc.:
4.20%, 11/29/2023	714,000	755,362
4.55%, 4/15/2028	1,238,000	1,332,732
Novartis Capital Corp.:
2.40%, 5/17/2022	3,628,000	3,676,071
2.40%, 9/21/2022	1,728,000	1,755,804
3.00%, 11/20/2025	2,357,000	2,480,177
3.10%, 5/17/2027 (a)	853,000	903,139

258

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 5/6/2024	$ 2,600,000	$ 2,754,024
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	363,000	367,937
3.90%, 12/15/2024	1,011,000	1,040,461
4.38%, 3/15/2026	1,135,000	1,171,070
Pfizer, Inc.:
1.95%, 6/3/2021	1,859,000	1,866,938
2.20%, 12/15/2021	1,226,000	1,236,899
2.75%, 6/3/2026	1,280,000	1,325,158
2.80%, 3/11/2022	748,000	764,733
2.95%, 3/15/2024	998,000	1,035,754
3.00%, 9/15/2021	788,000	804,430
3.00%, 6/15/2023	1,333,000	1,385,720
3.00%, 12/15/2026	1,837,000	1,927,931
3.20%, 9/15/2023	1,362,000	1,421,274
3.40%, 5/15/2024	1,474,000	1,559,079
3.45%, 3/15/2029	3,326,000	3,579,508
3.60%, 9/15/2028 (a)	1,354,000	1,482,210
5.80%, 8/12/2023 (a)	639,000	720,198
Pharmacia LLC 6.60%, 12/1/2028	140,000	183,252
Sanofi:
3.38%, 6/19/2023	1,325,000	1,387,938
3.63%, 6/19/2028 (a)	1,526,000	1,689,679
4.00%, 3/29/2021	2,383,000	2,446,817
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	3,210,000	3,228,554
2.88%, 9/23/2023	2,450,000	2,498,681
3.20%, 9/23/2026	3,407,000	3,511,356
Takeda Pharmaceutical Co., Ltd.:
4.00%, 11/26/2021	772,000	798,796
4.40%, 11/26/2023	2,023,000	2,173,754
5.00%, 11/26/2028	2,133,000	2,485,265
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020 (a)	415,000	414,822
Wyeth LLC 6.45%, 2/1/2024	717,000	840,288
Zoetis, Inc.:
3.00%, 9/12/2027 (a)	776,000	796,781
3.25%, 8/20/2021	409,000	416,988
3.25%, 2/1/2023	1,961,000	2,025,223
3.90%, 8/20/2028	689,000	747,310
4.50%, 11/13/2025	1,014,000	1,122,975
		337,984,890
PIPELINES — 3.5%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	9,383
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	456,000	466,205
4.45%, 7/15/2027	597,000	616,922
4.80%, 5/3/2029	625,000	665,750
4.95%, 12/15/2024	895,000	970,153
Security Description	Principal Amount	Value
5.95%, 6/1/2026	$ 603,000	$ 675,481
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (a) (b)	1,017,000	1,040,310
5.13%, 6/30/2027	250,000	276,905
5.88%, 3/31/2025	4,049,000	4,559,012
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	1,045,000	1,146,762
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	1,156,000	1,184,206
4.15%, 9/15/2029	1,588,000	1,519,986
4.40%, 3/15/2027	1,233,000	1,228,413
4.95%, 5/15/2028	964,000	977,014
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	513,000	528,298
5.88%, 10/15/2025 (a)	800,000	934,512
Enbridge, Inc.:
2.50%, 1/15/2025 (a)	752,000	757,602
2.90%, 7/15/2022	740,009	754,262
3.13%, 11/15/2029	1,252,000	1,269,591
3.50%, 6/10/2024	730,000	763,719
3.70%, 7/15/2027	905,000	959,246
4.00%, 10/1/2023 (a)	1,178,000	1,245,276
4.25%, 12/1/2026	1,142,000	1,259,318
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	1,074,000	1,101,280
4.05%, 3/15/2025	1,465,000	1,539,964
4.20%, 4/15/2027	834,000	873,248
4.25%, 3/15/2023	1,016,000	1,060,064
4.50%, 4/15/2024	1,105,000	1,176,151
4.65%, 6/1/2021	964,000	990,028
4.75%, 1/15/2026	1,551,000	1,676,243
4.90%, 2/1/2024	893,000	956,912
5.20%, 2/1/2022	1,552,000	1,627,955
5.25%, 4/15/2029	1,837,000	2,066,221
5.50%, 6/1/2027	235,000	264,504
5.88%, 1/15/2024	1,211,000	1,340,189
Energy Transfer Partners L.P.:
4.95%, 6/15/2028	1,183,000	1,297,692
Series 5Y, 4.20%, 9/15/2023	901,000	946,699
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	983,000	1,039,277
5.00%, 10/1/2022	914,000	968,685
5.88%, 3/1/2022	994,000	1,056,264
Enterprise Products Operating LLC:
2.80%, 2/15/2021	1,248,000	1,260,255
2.85%, 4/15/2021	970,000	980,612
3.13%, 7/31/2029 (a)	1,424,000	1,464,897
3.35%, 3/15/2023	1,861,000	1,926,079
3.50%, 2/1/2022	1,252,000	1,290,436
3.70%, 2/15/2026 (a)	731,000	778,632
3.75%, 2/15/2025	1,192,000	1,271,196
3.90%, 2/15/2024	932,000	990,213

259

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 2/15/2027	$ 167,000	$ 180,519
4.05%, 2/15/2022	1,155,000	1,204,284
4.15%, 10/16/2028	1,969,000	2,176,690
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (c)	685,000	680,308
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	697,000	689,298
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	663,000	667,820
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	1,253,000	1,215,849
4.13%, 12/1/2026	491,000	460,008
4.75%, 7/15/2023	2,068,000	2,074,307
5.50%, 7/15/2028	1,021,000	1,002,969
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023 (a)	975,000	1,005,332
3.50%, 3/1/2021	1,434,000	1,454,463
3.50%, 9/1/2023	1,035,000	1,072,622
3.95%, 9/1/2022	1,180,000	1,228,144
4.15%, 3/1/2022	443,000	461,185
4.15%, 2/1/2024	1,057,000	1,122,449
4.25%, 9/1/2024	707,000	756,631
4.30%, 5/1/2024	677,000	723,727
5.00%, 10/1/2021	2,491,000	2,595,622
5.80%, 3/1/2021	1,451,000	1,512,334
Kinder Morgan, Inc.:
3.15%, 1/15/2023	1,601,000	1,639,872
4.30%, 6/1/2025	1,382,000	1,497,411
4.30%, 3/1/2028 (a)	1,745,000	1,902,312
Magellan Midstream Partners L.P.:
4.25%, 2/1/2021	446,000	456,735
5.00%, 3/1/2026	971,000	1,096,045
MPLX L.P.:
3.38%, 3/15/2023	703,000	721,960
3.50%, 12/1/2022 (b)	747,000	769,761
4.00%, 2/15/2025	930,000	972,594
4.00%, 3/15/2028	1,361,000	1,411,956
4.13%, 3/1/2027	1,732,000	1,816,868
4.25%, 12/1/2027 (b)	1,390,000	1,463,684
4.50%, 7/15/2023	996,000	1,057,483
4.80%, 2/15/2029	1,016,000	1,114,786
4.88%, 12/1/2024	1,223,000	1,329,743
4.88%, 6/1/2025	1,866,000	2,038,269
5.25%, 1/15/2025 (b)	1,093,000	1,147,497
6.38%, 5/1/2024 (b)	767,000	802,098
Northwest Pipeline LLC 4.00%, 4/1/2027	500,000	532,770
ONEOK Partners L.P.:
3.38%, 10/1/2022	747,000	767,057
4.90%, 3/15/2025	416,000	457,737
5.00%, 9/15/2023	410,000	444,748
Security Description	Principal Amount	Value
ONEOK, Inc.:
2.75%, 9/1/2024	$ 568,000	$ 572,345
3.40%, 9/1/2029	976,000	992,299
4.00%, 7/13/2027	692,000	734,703
4.25%, 2/1/2022	662,000	687,322
4.35%, 3/15/2029	1,018,000	1,105,477
4.55%, 7/15/2028	825,000	906,898
7.50%, 9/1/2023	1,675,000	1,950,822
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	733,000	766,278
3.61%, 2/15/2025	478,000	499,720
3.75%, 3/1/2028	1,114,000	1,162,258
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	706,000	711,754
3.60%, 11/1/2024	1,265,000	1,305,138
3.65%, 6/1/2022	1,299,000	1,333,709
3.85%, 10/15/2023	770,000	796,557
4.50%, 12/15/2026	706,000	751,015
4.65%, 10/15/2025	882,000	944,992
5.00%, 2/1/2021	1,042,000	1,065,560
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	3,631,000	3,852,600
5.00%, 3/15/2027	1,699,000	1,873,215
5.63%, 2/1/2021	2,169,000	2,230,513
5.63%, 4/15/2023	1,840,000	2,002,233
5.63%, 3/1/2025	2,538,000	2,853,169
5.75%, 5/15/2024	1,707,000	1,904,363
5.88%, 6/30/2026	1,946,000	2,237,472
6.25%, 3/15/2022	1,134,000	1,218,415
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	423,000	434,176
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	935,000	967,566
3.50%, 3/15/2025 (a)	489,000	512,115
4.75%, 3/15/2024	930,000	1,012,556
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023 (a)	553,000	562,838
3.90%, 7/15/2026	677,000	701,284
4.00%, 10/1/2027	1,186,000	1,230,890
4.25%, 4/1/2024	620,000	650,876
4.40%, 4/1/2021	825,000	844,899
4.65%, 2/15/2022	711,000	742,576
5.95%, 12/1/2025	920,000	1,052,554
TC PipeLines L.P.:
3.90%, 5/25/2027	1,334,000	1,390,962
4.38%, 3/13/2025	875,000	932,453
4.65%, 6/15/2021	510,000	524,525
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	909,000	1,158,039
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	1,441,000	1,457,096
3.75%, 10/16/2023	1,004,000	1,058,206

260

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.25%, 5/15/2028 (a)	$ 2,007,000	$ 2,229,958
4.88%, 1/15/2026	1,012,000	1,135,262
9.88%, 1/1/2021	447,000	480,498
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	699,000	742,184
7.85%, 2/1/2026	1,416,000	1,808,076
Valero Energy Partners L.P.:
4.38%, 12/15/2026	993,000	1,083,681
4.50%, 3/15/2028	648,000	713,785
Western Midstream Operating L.P.:
3.95%, 6/1/2025	597,000	601,585
4.00%, 7/1/2022	699,000	718,313
4.50%, 3/1/2028	812,000	791,749
4.65%, 7/1/2026	636,000	652,078
4.75%, 8/15/2028 (a)	445,000	443,135
5.38%, 6/1/2021	832,000	856,336
Williams Cos., Inc.:
3.35%, 8/15/2022	832,000	853,557
3.60%, 3/15/2022	1,670,000	1,715,858
3.70%, 1/15/2023	1,079,000	1,116,139
3.75%, 6/15/2027	1,073,000	1,119,515
3.90%, 1/15/2025	978,000	1,028,191
4.00%, 11/15/2021	704,000	724,860
4.00%, 9/15/2025	1,250,000	1,325,337
4.30%, 3/4/2024	1,556,000	1,659,925
4.50%, 11/15/2023	739,000	789,407
4.55%, 6/24/2024	1,828,000	1,972,430
7.88%, 9/1/2021	682,000	743,455
		174,475,721
REAL ESTATE — 0.0% (e)
CBRE Services, Inc.:
4.88%, 3/1/2026	601,000	672,687
5.25%, 3/15/2025	601,000	676,792
		1,349,479
REAL ESTATE INVESTMENT TRUSTS — 4.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	525,000	553,345
3.80%, 4/15/2026	2,406,000	2,569,367
3.90%, 6/15/2023	596,000	627,040
3.95%, 1/15/2027	238,000	256,021
3.95%, 1/15/2028	354,000	380,851
4.00%, 1/15/2024	1,077,000	1,148,577
4.30%, 1/15/2026	459,000	503,450
American Campus Communities Operating Partnership L.P.:
3.30%, 7/15/2026	1,132,000	1,171,484
3.63%, 11/15/2027	928,000	977,138
3.75%, 4/15/2023	662,000	690,181
4.13%, 7/1/2024	456,000	487,099
Security Description	Principal Amount	Value
American Homes 4 Rent L.P.:
4.25%, 2/15/2028	$ 435,000	$ 462,531
4.90%, 2/15/2029	109,000	122,017
American Tower Corp.:
2.25%, 1/15/2022	1,193,000	1,197,354
2.75%, 1/15/2027	1,240,000	1,241,438
2.95%, 1/15/2025	699,000	716,028
3.00%, 6/15/2023	823,000	843,460
3.13%, 1/15/2027 (a)	716,000	731,967
3.30%, 2/15/2021	1,281,000	1,298,153
3.38%, 5/15/2024	1,173,000	1,218,735
3.38%, 10/15/2026	1,418,000	1,474,933
3.45%, 9/15/2021	724,000	741,477
3.50%, 1/31/2023	1,575,000	1,632,141
3.55%, 7/15/2027	1,288,000	1,352,477
3.60%, 1/15/2028	600,000	630,246
3.80%, 8/15/2029	1,466,000	1,567,257
3.95%, 3/15/2029	978,000	1,053,648
4.00%, 6/1/2025	811,000	868,476
4.40%, 2/15/2026	904,000	986,409
4.70%, 3/15/2022	533,000	562,272
5.00%, 2/15/2024	1,361,000	1,498,978
5.90%, 11/1/2021	598,000	638,084
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	333,000	341,218
Series GMTN, 2.95%, 5/11/2026	819,000	842,407
Series GMTN, 3.45%, 6/1/2025	364,000	384,948
Series GMTN, 3.50%, 11/15/2024	387,000	410,924
Series GMTN, 3.50%, 11/15/2025	200,000	213,104
Series GMTN, 4.20%, 12/15/2023 (a)	130,000	139,383
Series MTN, 2.90%, 10/15/2026	707,000	725,926
Series MTN, 3.20%, 1/15/2028	432,000	450,753
Series MTN, 3.30%, 6/1/2029	999,000	1,057,481
Series MTN, 3.35%, 5/15/2027	762,000	804,291
Boston Properties L.P.:
2.75%, 10/1/2026	732,000	742,182
2.90%, 3/15/2030	695,000	693,117
3.13%, 9/1/2023	962,000	992,495
3.20%, 1/15/2025	1,146,000	1,190,797
3.40%, 6/21/2029	1,107,000	1,159,771
3.65%, 2/1/2026	1,236,000	1,309,208
3.80%, 2/1/2024	906,000	958,521
3.85%, 2/1/2023	1,065,000	1,116,738
4.13%, 5/15/2021	1,448,000	1,482,332
4.50%, 12/1/2028	1,321,000	1,500,801
Brandywine Operating Partnership L.P.:

261

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 2/15/2023 (a)	$ 275,000	$ 286,597
3.95%, 11/15/2027	300,000	315,225
4.10%, 10/1/2024	896,000	952,296
4.55%, 10/1/2029	896,000	976,371
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	687,000	707,933
3.65%, 6/15/2024	547,000	572,534
3.85%, 2/1/2025	970,000	1,019,732
3.88%, 8/15/2022	839,000	873,659
3.90%, 3/15/2027	1,331,000	1,395,833
4.13%, 6/15/2026	703,000	747,345
4.13%, 5/15/2029	948,000	1,018,683
Camden Property Trust:
2.95%, 12/15/2022 (a)	375,000	383,224
3.15%, 7/1/2029	852,000	886,208
4.10%, 10/15/2028 (a)	514,000	573,023
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,453,000	1,525,345
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	306,213
4.15%, 4/1/2025	50,000	52,591
Corporate Office Properties L.P.:
3.60%, 5/15/2023	521,000	536,145
3.70%, 6/15/2021	150,000	152,222
5.00%, 7/1/2025	514,000	556,292
Crown Castle International Corp.:
2.25%, 9/1/2021	961,000	963,845
3.10%, 11/15/2029 (a)	835,000	846,373
3.15%, 7/15/2023	706,000	725,719
3.20%, 9/1/2024	1,202,000	1,245,500
3.40%, 2/15/2021	983,000	997,027
3.65%, 9/1/2027	701,000	742,387
3.70%, 6/15/2026	1,374,000	1,453,184
3.80%, 2/15/2028	1,943,000	2,072,326
4.00%, 3/1/2027 (a)	351,000	378,431
4.30%, 2/15/2029	796,000	882,613
4.45%, 2/15/2026	1,238,000	1,354,446
4.88%, 4/15/2022	1,309,000	1,388,221
5.25%, 1/15/2023	2,040,000	2,216,725
CubeSmart L.P.:
3.13%, 9/1/2026	930,000	946,145
4.00%, 11/15/2025	940,000	1,002,933
4.38%, 12/15/2023	319,000	339,888
4.38%, 2/15/2029	398,000	436,610
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	1,226,000	1,231,995
3.45%, 11/15/2029	1,102,000	1,107,058
Digital Realty Trust L.P.:
2.75%, 2/1/2023	703,000	711,148
3.60%, 7/1/2029	650,000	679,159
3.63%, 10/1/2022	519,000	536,568
Security Description	Principal Amount	Value
3.70%, 8/15/2027	$ 1,106,000	$ 1,175,114
3.95%, 7/1/2022	568,000	592,055
4.45%, 7/15/2028	776,000	858,419
4.75%, 10/1/2025	600,000	666,984
Duke Realty L.P.:
2.88%, 11/15/2029	757,000	758,370
3.25%, 6/30/2026	429,000	444,444
3.38%, 12/15/2027	864,000	901,843
3.75%, 12/1/2024	528,000	560,952
3.88%, 10/15/2022	325,000	338,491
4.00%, 9/15/2028	500,000	542,530
4.38%, 6/15/2022	289,000	302,707
EPR Properties:
3.75%, 8/15/2029	640,000	648,960
4.50%, 4/1/2025	210,000	224,127
4.50%, 6/1/2027	673,000	721,106
4.75%, 12/15/2026	669,000	730,682
4.95%, 4/15/2028	569,000	622,776
Equinix, Inc.:
2.63%, 11/18/2024	1,491,000	1,497,158
2.90%, 11/18/2026	1,842,000	1,848,281
3.20%, 11/18/2029	1,072,000	1,076,760
5.38%, 5/15/2027	1,411,000	1,531,485
5.88%, 1/15/2026	1,564,000	1,663,330
ERP Operating L.P.:
2.85%, 11/1/2026	815,000	839,124
3.00%, 4/15/2023	485,000	502,082
3.00%, 7/1/2029	725,000	750,839
3.25%, 8/1/2027	805,000	846,868
3.38%, 6/1/2025	304,000	320,221
3.50%, 3/1/2028	1,019,000	1,089,342
4.15%, 12/1/2028	770,000	863,940
4.63%, 12/15/2021	1,218,000	1,272,420
Essex Portfolio L.P.:
3.25%, 5/1/2023	699,000	715,615
3.38%, 4/15/2026	599,000	623,044
3.50%, 4/1/2025	226,000	237,436
3.63%, 8/15/2022	694,000	717,416
3.63%, 5/1/2027	105,000	110,928
3.88%, 5/1/2024	577,000	609,064
4.00%, 3/1/2029	860,000	933,934
Federal Realty Investment Trust:
3.20%, 6/15/2029	1,314,000	1,361,764
3.25%, 7/15/2027	197,000	204,598
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	575,000	587,955
4.38%, 4/15/2021	393,000	399,697
5.25%, 6/1/2025	1,441,000	1,583,356
5.30%, 1/15/2029	1,465,000	1,628,479
5.38%, 11/1/2023 (a)	563,000	614,030
5.38%, 4/15/2026	1,577,000	1,745,313
5.75%, 6/1/2028	1,638,000	1,860,719
HCP, Inc.:
3.15%, 8/1/2022	657,000	671,756

262

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 7/15/2026	$ 748,000	$ 775,826
3.40%, 2/1/2025	850,000	887,434
3.50%, 7/15/2029	749,000	779,657
3.88%, 8/15/2024	707,000	751,951
4.00%, 6/1/2025	1,275,000	1,373,277
4.20%, 3/1/2024	690,000	737,044
4.25%, 11/15/2023	857,000	913,948
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	1,062,000	1,100,317
Healthcare Trust of America Holdings L.P.:
3.50%, 8/1/2026	704,000	736,785
3.70%, 4/15/2023	520,000	538,112
3.75%, 7/1/2027	730,000	768,259
Healthpeak Properties, Inc. 3.00%, 1/15/2030	916,000	916,724
Highwoods Realty L.P.:
3.20%, 6/15/2021	290,000	293,790
3.88%, 3/1/2027	502,000	528,576
4.13%, 3/15/2028	535,000	572,295
4.20%, 4/15/2029 (a)	400,000	430,616
Hospitality Properties Trust:
3.95%, 1/15/2028	551,000	539,379
4.25%, 2/15/2021	417,000	423,730
4.38%, 2/15/2030	487,000	478,551
4.50%, 6/15/2023 (a)	381,000	396,179
4.50%, 3/15/2025	514,000	529,734
4.65%, 3/15/2024	498,000	517,462
4.95%, 2/15/2027	377,000	389,154
5.00%, 8/15/2022	785,000	825,247
5.25%, 2/15/2026	375,000	394,624
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	503,000	530,771
Series C, 4.75%, 3/1/2023	451,000	481,357
Series D, 3.75%, 10/15/2023	495,000	518,379
Series E, 4.00%, 6/15/2025	695,000	744,595
Series F, 4.50%, 2/1/2026	139,000	151,479
Series H, 3.38%, 12/15/2029	876,000	884,103
Hudson Pacific Properties L.P.:
3.95%, 11/1/2027	529,000	554,493
4.65%, 4/1/2029	815,000	896,076
Kilroy Realty L.P.:
3.45%, 12/15/2024	686,000	714,167
3.80%, 1/15/2023	120,000	124,696
4.38%, 10/1/2025	145,000	157,680
4.75%, 12/15/2028	395,000	447,989
Kimco Realty Corp.:
2.70%, 3/1/2024	431,000	436,504
2.80%, 10/1/2026 (a)	706,000	709,459
3.13%, 6/1/2023	425,000	435,595
3.20%, 5/1/2021	551,000	558,670
3.30%, 2/1/2025	701,000	729,615
3.40%, 11/1/2022	110,000	113,673
3.80%, 4/1/2027	447,000	474,079
Security Description	Principal Amount	Value
Kite Realty Group L.P. 4.00%, 10/1/2026 (a)	$ 706,000	$ 707,603
Liberty Property L.P.:
3.25%, 10/1/2026	300,000	313,497
3.38%, 6/15/2023	389,000	404,225
3.75%, 4/1/2025	415,000	444,199
4.13%, 6/15/2022	246,000	257,193
4.38%, 2/1/2029	789,000	897,708
4.40%, 2/15/2024	205,000	221,714
Life Storage L.P.:
3.50%, 7/1/2026	245,000	251,946
3.88%, 12/15/2027	923,000	972,934
4.00%, 6/15/2029	971,000	1,038,387
Mid-America Apartments L.P.:
3.60%, 6/1/2027	693,000	738,038
3.75%, 6/15/2024	657,000	692,747
3.95%, 3/15/2029	1,101,000	1,201,587
4.00%, 11/15/2025	600,000	650,664
4.20%, 6/15/2028	1,466,000	1,625,618
4.30%, 10/15/2023	679,000	724,262
National Retail Properties, Inc.:
3.30%, 4/15/2023 (a)	535,000	549,953
3.50%, 10/15/2027	500,000	523,505
3.60%, 12/15/2026	106,000	111,306
3.80%, 10/15/2022	431,000	447,262
3.90%, 6/15/2024	411,000	435,660
4.00%, 11/15/2025	610,000	655,152
4.30%, 10/15/2028	610,000	674,983
Office Properties Income Trust:
4.00%, 7/15/2022	351,000	357,511
4.15%, 2/1/2022	112,000	114,722
4.25%, 5/15/2024	1,080,000	1,122,412
4.50%, 2/1/2025	492,000	514,573
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	6,000	6,093
4.38%, 8/1/2023	539,000	572,316
4.50%, 1/15/2025	1,324,000	1,411,728
4.50%, 4/1/2027	638,000	689,372
4.75%, 1/15/2028	165,000	180,766
4.95%, 4/1/2024	595,000	650,995
5.25%, 1/15/2026	326,000	363,389
Physicians Realty L.P.:
3.95%, 1/15/2028	778,000	810,567
4.30%, 3/15/2027	527,000	561,819
Piedmont Operating Partnership L.P.:
3.40%, 6/1/2023	501,000	513,876
4.45%, 3/15/2024	582,000	618,456
Prologis L.P.:
3.75%, 11/1/2025	824,000	892,606
3.88%, 9/15/2028	265,000	292,035
4.25%, 8/15/2023	1,005,000	1,076,043
Public Storage:
2.37%, 9/15/2022	688,000	695,664

263

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.09%, 9/15/2027	$ 477,000	$ 498,026
3.39%, 5/1/2029	1,014,000	1,078,044
Rayonier, Inc. 3.75%, 4/1/2022	243,000	245,962
Realty Income Corp.:
3.00%, 1/15/2027	757,000	779,581
3.25%, 10/15/2022	1,060,000	1,094,673
3.25%, 6/15/2029 (a)	919,000	978,138
3.65%, 1/15/2028	900,000	971,082
3.88%, 7/15/2024	358,000	381,700
3.88%, 4/15/2025	1,158,000	1,249,714
4.13%, 10/15/2026	685,000	750,685
4.65%, 8/1/2023	695,000	752,337
Regency Centers Corp. 3.75%, 11/15/2022	67,000	69,592
Regency Centers L.P.:
2.95%, 9/15/2029	837,000	836,121
3.60%, 2/1/2027	573,000	602,922
4.13%, 3/15/2028	600,000	648,264
Sabra Health Care L.P. 5.13%, 8/15/2026	620,000	670,332
Sabra Health Care L.P./Sabra Capital Corp.:
3.90%, 10/15/2029	2,162,000	2,170,432
4.80%, 6/1/2024	692,000	736,067
Service Properties Trust:
4.35%, 10/1/2024	916,000	943,040
4.75%, 10/1/2026	350,000	360,868
4.95%, 10/1/2029	350,000	356,895
Simon Property Group L.P.:
2.00%, 9/13/2024	1,166,000	1,162,082
2.35%, 1/30/2022	537,000	541,559
2.45%, 9/13/2029	1,419,000	1,399,304
2.50%, 7/15/2021	346,000	348,927
2.63%, 6/15/2022	722,000	733,400
2.75%, 2/1/2023	1,316,000	1,345,439
2.75%, 6/1/2023 (a)	876,000	896,498
3.25%, 11/30/2026	1,361,000	1,432,548
3.30%, 1/15/2026	1,101,000	1,158,791
3.38%, 10/1/2024	1,222,000	1,285,788
3.38%, 6/15/2027	855,000	905,445
3.38%, 12/1/2027	1,193,000	1,270,569
3.50%, 9/1/2025 (a)	698,000	743,119
3.75%, 2/1/2024	152,000	161,854
SITE Centers Corp.:
3.63%, 2/1/2025	512,000	528,927
4.25%, 2/1/2026 (a)	557,000	586,632
4.70%, 6/1/2027	716,000	779,259
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	690,000	707,167
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	302,000	318,302
Spirit Realty L.P.:
3.20%, 1/15/2027	405,000	405,932
4.00%, 7/15/2029	475,000	499,634
Security Description	Principal Amount	Value
4.45%, 9/15/2026	$ 230,000	$ 247,370
STORE Capital Corp.:
4.50%, 3/15/2028	827,000	903,324
4.63%, 3/15/2029	594,000	657,879
Tanger Properties L.P.:
3.13%, 9/1/2026 (a)	390,000	387,754
3.88%, 7/15/2027 (a)	303,000	310,184
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	580,000	605,769
Series MTN, 2.95%, 9/1/2026	874,000	886,551
Series MTN, 3.20%, 1/15/2030	805,000	822,372
Series MTN, 3.50%, 7/1/2027	625,000	655,806
Series MTN, 3.75%, 7/1/2024	25,000	26,365
Series MTN, 4.00%, 10/1/2025	150,000	161,813
Ventas Realty L.P.:
2.65%, 1/15/2025 (a)	1,083,000	1,091,946
3.10%, 1/15/2023	511,000	523,709
3.13%, 6/15/2023 (a)	637,000	654,600
3.25%, 10/15/2026	1,423,000	1,461,848
3.50%, 4/15/2024	886,000	924,240
3.50%, 2/1/2025	762,000	796,008
3.75%, 5/1/2024	498,000	523,358
3.85%, 4/1/2027	550,000	581,927
4.00%, 3/1/2028	605,000	647,580
4.13%, 1/15/2026	380,000	408,200
4.40%, 1/15/2029	140,000	154,097
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022	776,000	796,758
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	976,000	959,662
3.95%, 8/15/2027	1,194,000	1,255,861
4.60%, 2/6/2024	900,000	973,575
4.63%, 11/1/2025	657,000	720,013
4.88%, 6/1/2026	482,000	532,576
Vornado Realty L.P. 3.50%, 1/15/2025	1,294,000	1,350,302
Washington Real Estate Investment Trust 3.95%, 10/15/2022	125,000	129,394
Weingarten Realty Investors:
3.38%, 10/15/2022	691,000	708,413
3.50%, 4/15/2023	704,000	721,065
Welltower, Inc.:
2.70%, 2/15/2027 (a)	738,000	742,170
3.63%, 3/15/2024	937,000	984,440
3.75%, 3/15/2023	869,000	905,828
3.95%, 9/1/2023	773,000	817,324
4.00%, 6/1/2025	1,446,000	1,559,699
4.13%, 3/15/2029	300,000	327,942
4.25%, 4/1/2026	644,000	701,760
4.25%, 4/15/2028	887,000	973,349

264

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 1/15/2024	$ 1,014,000	$ 1,094,349
Weyerhaeuser Co.:
3.25%, 3/15/2023	699,000	716,084
4.00%, 11/15/2029	200,000	216,916
4.63%, 9/15/2023	626,000	674,177
4.70%, 3/15/2021	1,002,000	1,027,070
6.95%, 10/1/2027	647,000	819,141
WP Carey, Inc.:
3.85%, 7/15/2029	792,000	836,716
4.00%, 2/1/2025	510,000	538,030
4.25%, 10/1/2026	300,000	321,717
4.60%, 4/1/2024	686,000	738,211
		242,819,347
RETAIL — 2.7%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	385,000	399,903
4.50%, 12/1/2023	707,000	758,512
AutoNation, Inc.:
3.35%, 1/15/2021	577,000	582,839
3.50%, 11/15/2024	553,000	570,126
3.80%, 11/15/2027	437,000	442,607
4.50%, 10/1/2025	800,000	863,000
AutoZone, Inc.:
2.88%, 1/15/2023	427,000	434,618
3.13%, 7/15/2023	471,000	483,232
3.13%, 4/18/2024	718,000	746,849
3.13%, 4/21/2026	850,000	877,242
3.25%, 4/15/2025	259,000	269,987
3.70%, 4/15/2022	701,000	726,194
3.75%, 6/1/2027	270,000	288,112
3.75%, 4/18/2029	689,000	738,739
Best Buy Co., Inc.:
4.45%, 10/1/2028	704,000	772,267
5.50%, 3/15/2021	579,000	597,186
Costco Wholesale Corp.:
2.15%, 5/18/2021	1,802,000	1,811,623
2.25%, 2/15/2022	694,000	701,460
2.30%, 5/18/2022	916,000	926,790
2.75%, 5/18/2024	1,224,000	1,265,469
3.00%, 5/18/2027 (a)	838,000	884,827
Darden Restaurants, Inc. 3.85%, 5/1/2027	686,000	720,108
Dollar General Corp.:
3.25%, 4/15/2023	1,217,000	1,258,122
3.88%, 4/15/2027	787,000	844,616
4.13%, 5/1/2028 (a)	423,000	465,702
4.15%, 11/1/2025	696,000	757,993
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,408,000	1,467,404
4.00%, 5/15/2025	1,673,000	1,788,939
4.20%, 5/15/2028	1,669,000	1,792,790
Family Dollar Stores, Inc. 5.00%, 2/1/2021	75,000	77,284
Home Depot, Inc.:
2.00%, 4/1/2021	1,725,000	1,730,313
Security Description	Principal Amount	Value
2.13%, 9/15/2026	$ 1,352,000	$ 1,349,377
2.63%, 6/1/2022	1,858,000	1,893,079
2.70%, 4/1/2023	1,308,000	1,340,805
2.80%, 9/14/2027	1,109,000	1,152,284
2.95%, 6/15/2029	1,157,000	1,204,506
3.00%, 4/1/2026	1,349,000	1,410,042
3.25%, 3/1/2022	1,119,000	1,154,573
3.35%, 9/15/2025	1,465,000	1,564,239
3.75%, 2/15/2024	1,707,000	1,825,227
3.90%, 12/6/2028	1,284,000	1,439,659
4.40%, 4/1/2021	1,499,000	1,537,734
Kohl's Corp.:
3.25%, 2/1/2023	538,000	546,468
4.25%, 7/17/2025	793,000	842,896
Lowe's Cos., Inc.:
2.50%, 4/15/2026	3,376,000	3,395,311
3.10%, 5/3/2027	2,268,000	2,345,679
3.12%, 4/15/2022	1,042,000	1,067,862
3.13%, 9/15/2024 (a)	435,000	452,783
3.38%, 9/15/2025	1,206,000	1,274,139
3.65%, 4/5/2029	2,277,000	2,432,838
3.75%, 4/15/2021	687,000	699,648
3.80%, 11/15/2021	685,000	705,283
3.88%, 9/15/2023 (a)	355,000	376,289
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	342,000	340,362
3.45%, 1/15/2021	377,000	380,269
3.63%, 6/1/2024	791,000	798,768
3.88%, 1/15/2022	389,000	397,146
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	2,006,000	2,034,766
Series MTN, 2.63%, 9/1/2029	1,744,000	1,745,604
Series MTN, 3.25%, 6/10/2024 (a)	135,000	141,755
Series MTN, 3.35%, 4/1/2023	1,938,000	2,016,683
Series MTN, 3.38%, 5/26/2025	1,301,000	1,375,053
Series MTN, 3.50%, 3/1/2027	796,000	849,396
Series MTN, 3.63%, 5/20/2021	629,000	644,190
Series MTN, 3.70%, 1/30/2026	1,725,000	1,853,771
Series MTN, 3.80%, 4/1/2028	1,267,000	1,380,194
Nordstrom, Inc.:
4.00%, 10/15/2021	593,000	608,489
4.00%, 3/15/2027 (a)	687,000	715,339
6.95%, 3/15/2028 (a)	797,000	950,104
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	361,000	382,194
3.60%, 9/1/2027	511,000	546,351
3.80%, 9/1/2022	331,000	343,883
3.85%, 6/15/2023	375,000	393,701
3.90%, 6/1/2029	790,000	863,573
4.35%, 6/1/2028	708,000	789,604
4.63%, 9/15/2021	423,000	438,482

265

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.88%, 1/14/2021	$ 402,000	$ 410,639
QVC, Inc.:
4.38%, 3/15/2023	1,254,000	1,294,404
4.45%, 2/15/2025 (a)	812,000	839,251
4.85%, 4/1/2024	754,000	791,919
5.13%, 7/2/2022	583,000	612,879
Starbucks Corp.:
2.10%, 2/4/2021	1,274,000	1,276,599
2.45%, 6/15/2026 (a)	738,000	747,579
2.70%, 6/15/2022	424,000	432,450
3.10%, 3/1/2023 (a)	1,220,000	1,259,394
3.50%, 3/1/2028	677,000	726,347
3.55%, 8/15/2029 (a)	810,000	878,234
3.80%, 8/15/2025	1,400,000	1,511,356
3.85%, 10/1/2023 (a)	1,248,000	1,324,652
4.00%, 11/15/2028 (a)	1,437,000	1,594,007
Target Corp.:
2.50%, 4/15/2026	1,291,000	1,320,796
2.90%, 1/15/2022	1,383,000	1,415,583
3.38%, 4/15/2029	1,407,000	1,529,339
3.50%, 7/1/2024	891,000	955,081
TJX Cos., Inc.:
2.25%, 9/15/2026	1,257,000	1,262,870
2.50%, 5/15/2023	523,000	532,440
2.75%, 6/15/2021	1,184,000	1,198,717
Walgreen Co. 3.10%, 9/15/2022	1,635,000	1,669,368
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	1,352,000	1,378,242
3.45%, 6/1/2026	3,148,000	3,201,359
3.80%, 11/18/2024 (a)	2,323,000	2,416,687
Walmart, Inc.:
2.35%, 12/15/2022	1,968,000	2,002,420
2.38%, 9/24/2029	846,000	849,291
2.55%, 4/11/2023	2,041,000	2,081,146
2.65%, 12/15/2024	1,707,000	1,761,795
2.85%, 7/8/2024	2,352,000	2,437,613
3.05%, 7/8/2026	1,174,000	1,236,633
3.13%, 6/23/2021	2,332,000	2,381,858
3.25%, 7/8/2029	1,529,000	1,644,424
3.30%, 4/22/2024	2,182,000	2,294,526
3.40%, 6/26/2023	2,610,000	2,742,353
3.55%, 6/26/2025	2,240,000	2,403,811
3.70%, 6/26/2028	3,938,000	4,340,621
5.88%, 4/5/2027	677,000	832,886
		133,634,820
SAVINGS & LOANS — 0.0% (e)
People's United Financial, Inc. 3.65%, 12/6/2022	422,000	438,817
SEMICONDUCTORS — 2.1%
Altera Corp. 4.10%, 11/15/2023	781,000	842,949
Analog Devices, Inc.:
2.50%, 12/5/2021	969,000	976,956
Security Description	Principal Amount	Value
2.88%, 6/1/2023 (a)	$ 602,000	$ 613,877
2.95%, 1/12/2021	645,000	650,599
3.13%, 12/5/2023	770,000	795,202
3.50%, 12/5/2026	1,082,000	1,137,214
3.90%, 12/15/2025	1,207,000	1,298,141
Applied Materials, Inc.:
3.30%, 4/1/2027	1,552,000	1,646,982
3.90%, 10/1/2025	1,023,000	1,116,645
4.30%, 6/15/2021	814,000	843,157
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	1,320,000	1,320,620
2.65%, 1/15/2023	1,477,000	1,485,552
3.00%, 1/15/2022	3,407,000	3,457,867
3.13%, 1/15/2025	1,304,000	1,322,491
3.50%, 1/15/2028	1,482,000	1,494,167
3.63%, 1/15/2024	3,573,000	3,700,485
3.88%, 1/15/2027	6,350,000	6,596,952
Broadcom, Inc.:
3.13%, 4/15/2021 (b)	2,379,000	2,407,810
3.13%, 10/15/2022 (b)	2,198,000	2,241,938
3.63%, 10/15/2024 (b)	2,652,000	2,754,606
4.25%, 4/15/2026 (b)	3,259,000	3,469,434
4.75%, 4/15/2029 (a) (b)	3,383,000	3,699,344
Intel Corp.:
1.70%, 5/19/2021	765,000	764,434
2.35%, 5/11/2022	920,000	931,739
2.45%, 11/15/2029	2,804,000	2,800,243
2.60%, 5/19/2026	989,000	1,010,936
2.70%, 12/15/2022	2,104,000	2,156,432
2.88%, 5/11/2024	1,700,000	1,763,461
3.10%, 7/29/2022	708,000	730,521
3.15%, 5/11/2027	1,200,000	1,271,424
3.30%, 10/1/2021	2,154,000	2,214,570
3.70%, 7/29/2025	3,308,000	3,578,131
KLA Corp.:
4.10%, 3/15/2029	948,000	1,036,704
4.13%, 11/1/2021	696,000	719,504
4.65%, 11/1/2024	1,562,000	1,722,214
Lam Research Corp.:
2.80%, 6/15/2021	858,000	868,270
3.75%, 3/15/2026	1,724,000	1,852,869
3.80%, 3/15/2025	97,000	103,846
4.00%, 3/15/2029	1,340,000	1,475,152
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	474,000	500,113
4.88%, 6/22/2028	821,000	909,282
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	310,000	316,296
3.45%, 6/15/2027	704,000	726,331
Microchip Technology, Inc. 4.33%, 6/1/2023 (a)	2,290,000	2,418,652
Micron Technology, Inc.:
4.19%, 2/15/2027	967,000	1,035,309
4.64%, 2/6/2024 (a)	819,000	887,780

266

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.98%, 2/6/2026	$ 1,048,000	$ 1,164,192
5.33%, 2/6/2029	419,000	481,184
NVIDIA Corp.:
2.20%, 9/16/2021	1,706,000	1,713,865
3.20%, 9/16/2026	1,484,000	1,557,725
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (b)	993,000	1,081,695
5.35%, 3/1/2026 (b)	1,038,000	1,172,815
5.55%, 12/1/2028 (b)	707,000	827,770
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
3.88%, 6/18/2026 (b)	1,111,000	1,176,782
4.30%, 6/18/2029 (b)	1,509,000	1,629,026
QUALCOMM, Inc.:
2.60%, 1/30/2023	2,027,000	2,063,304
2.90%, 5/20/2024	2,253,000	2,325,344
3.00%, 5/20/2022	2,215,000	2,270,486
3.25%, 5/20/2027	2,808,000	2,954,297
3.45%, 5/20/2025	1,762,000	1,866,733
Texas Instruments, Inc.:
1.85%, 5/15/2022	676,000	676,798
2.25%, 5/1/2023	597,000	605,155
2.25%, 9/4/2029	975,000	961,750
2.63%, 5/15/2024	398,000	408,077
2.75%, 3/12/2021	371,000	374,710
2.90%, 11/3/2027	693,000	726,035
Xilinx, Inc.:
2.95%, 6/1/2024	901,000	926,669
3.00%, 3/15/2021	951,000	962,964
		103,594,577
SHIPBUILDING — 0.0% (e)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	1,004,000	1,052,353
SOFTWARE — 2.3%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	562,000	564,776
2.60%, 6/15/2022	861,000	871,539
3.40%, 9/15/2026	914,000	960,404
3.40%, 6/15/2027	549,000	574,012
Adobe, Inc. 3.25%, 2/1/2025	1,451,000	1,532,517
Autodesk, Inc.:
3.50%, 6/15/2027	1,001,000	1,049,078
3.60%, 12/15/2022 (a)	202,000	208,731
4.38%, 6/15/2025	698,000	759,864
Broadridge Financial Solutions, Inc.:
2.90%, 12/1/2029	985,000	986,960
3.40%, 6/27/2026	703,000	733,862
CA, Inc.:
3.60%, 8/15/2022	706,000	722,647
4.70%, 3/15/2027	516,000	560,531
Cadence Design Systems, Inc. 4.38%, 10/15/2024 (a)	369,000	398,313
Security Description	Principal Amount	Value
Citrix Systems, Inc. 4.50%, 12/1/2027	$ 629,000	$ 681,899
Electronic Arts, Inc.:
3.70%, 3/1/2021	1,350,000	1,374,799
4.80%, 3/1/2026	371,000	417,390
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	1,511,000	1,562,208
3.50%, 4/15/2023	833,000	867,786
3.75%, 5/21/2029 (a)	1,660,000	1,814,928
3.88%, 6/5/2024	499,000	532,119
5.00%, 10/15/2025	11,000	12,576
Series 10Y, 4.25%, 5/15/2028	963,000	1,077,279
Fiserv, Inc.:
2.75%, 7/1/2024	2,875,000	2,929,855
3.20%, 7/1/2026	2,849,000	2,958,630
3.50%, 10/1/2022	764,000	792,161
3.50%, 7/1/2029	3,585,000	3,773,786
3.80%, 10/1/2023	1,586,000	1,675,387
3.85%, 6/1/2025	1,373,000	1,467,764
4.20%, 10/1/2028	1,455,000	1,609,317
4.75%, 6/15/2021 (a)	540,000	561,395
Microsoft Corp.:
1.55%, 8/8/2021	4,701,000	4,693,619
2.00%, 8/8/2023	2,257,000	2,270,903
2.13%, 11/15/2022	560,000	566,832
2.38%, 2/12/2022	2,114,000	2,143,025
2.38%, 5/1/2023 (a)	1,957,000	1,990,621
2.40%, 2/6/2022	2,619,000	2,656,242
2.40%, 8/8/2026	4,223,000	4,277,519
2.65%, 11/3/2022	1,169,000	1,197,477
2.70%, 2/12/2025	2,892,000	2,991,572
2.88%, 2/6/2024	2,169,000	2,250,988
3.13%, 11/3/2025	3,282,000	3,471,371
3.30%, 2/6/2027	5,064,000	5,418,379
3.63%, 12/15/2023	2,211,000	2,352,836
4.00%, 2/8/2021	665,000	681,612
Oracle Corp.:
1.90%, 9/15/2021	5,603,000	5,614,430
2.40%, 9/15/2023	3,023,000	3,071,549
2.50%, 5/15/2022	3,537,000	3,590,409
2.50%, 10/15/2022	3,284,000	3,344,064
2.63%, 2/15/2023	1,923,000	1,963,768
2.65%, 7/15/2026 (a)	3,929,000	4,021,646
2.80%, 7/8/2021	2,356,000	2,392,212
2.95%, 11/15/2024	2,593,000	2,695,890
2.95%, 5/15/2025	2,036,000	2,121,186
3.25%, 11/15/2027	3,613,000	3,827,323
3.40%, 7/8/2024	2,723,000	2,873,119
3.63%, 7/15/2023 (a)	1,284,000	1,357,458
salesforce.com, Inc.:
3.25%, 4/11/2023	1,525,000	1,585,054
3.70%, 4/11/2028	2,223,000	2,441,899
VMware, Inc.:
2.95%, 8/21/2022	2,223,000	2,265,615

267

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 8/21/2027	$ 1,948,000	$ 2,037,686
		116,198,817
TELECOMMUNICATIONS — 2.8%
America Movil SAB de CV:
3.13%, 7/16/2022	2,466,000	2,526,072
3.63%, 4/22/2029	1,594,000	1,688,923
AT&T, Inc.:
2.63%, 12/1/2022	1,692,000	1,718,463
2.80%, 2/17/2021	2,349,000	2,369,883
2.95%, 7/15/2026	942,000	961,716
3.00%, 2/15/2022	1,338,000	1,366,499
3.00%, 6/30/2022	2,439,000	2,492,317
3.20%, 3/1/2022	1,953,000	1,999,872
3.40%, 6/15/2022	693,000	714,816
3.40%, 5/15/2025	4,077,000	4,275,509
3.55%, 6/1/2024	1,303,000	1,370,091
3.60%, 2/17/2023 (a)	2,569,000	2,680,263
3.60%, 7/15/2025	1,989,000	2,104,819
3.80%, 3/15/2022	1,694,000	1,758,304
3.80%, 3/1/2024	1,149,000	1,217,457
3.80%, 2/15/2027	1,888,000	2,021,123
3.88%, 8/15/2021	1,788,000	1,842,999
3.88%, 1/15/2026	878,000	940,391
3.90%, 3/11/2024	1,581,000	1,680,097
3.95%, 1/15/2025	1,757,000	1,883,100
4.00%, 1/15/2022	674,000	700,495
4.05%, 12/15/2023	914,000	978,839
4.10%, 2/15/2028	2,455,000	2,670,770
4.13%, 2/17/2026	3,113,000	3,375,239
4.25%, 3/1/2027	2,430,000	2,667,144
4.35%, 3/1/2029	3,036,000	3,372,146
4.45%, 5/15/2021	1,447,000	1,495,851
4.45%, 4/1/2024	1,791,000	1,939,313
4.60%, 2/15/2021	1,271,000	1,300,449
7.13%, 3/15/2026	151,000	184,868
British Telecommunications PLC:
4.50%, 12/4/2023	1,046,000	1,127,567
5.13%, 12/4/2028	730,000	838,989
Cisco Systems, Inc.:
1.85%, 9/20/2021	2,225,000	2,228,604
2.20%, 2/28/2021	2,810,000	2,824,331
2.20%, 9/20/2023	1,552,000	1,570,888
2.50%, 9/20/2026	1,649,000	1,684,437
2.60%, 2/28/2023	757,000	773,836
2.90%, 3/4/2021	538,000	544,983
2.95%, 2/28/2026	1,335,000	1,397,932
3.00%, 6/15/2022	644,000	663,140
3.50%, 6/15/2025	636,000	686,161
3.63%, 3/4/2024	1,632,000	1,746,256
Corning, Inc. 2.90%, 5/15/2022	675,000	688,770
Juniper Networks, Inc.:
3.75%, 8/15/2029	841,000	875,573
Security Description	Principal Amount	Value
4.35%, 6/15/2025 (a)	$ 311,000	$ 336,085
4.50%, 3/15/2024	829,000	896,970
Motorola Solutions, Inc.:
3.50%, 3/1/2023	771,000	795,510
3.75%, 5/15/2022	383,000	395,582
4.00%, 9/1/2024 (a)	802,000	851,379
4.60%, 2/23/2028	975,000	1,058,216
4.60%, 5/23/2029	1,011,000	1,113,141
Orange SA 4.13%, 9/14/2021	1,724,000	1,788,650
Rogers Communications, Inc.:
2.90%, 11/15/2026	622,000	633,625
3.00%, 3/15/2023	507,000	520,329
3.63%, 12/15/2025	756,000	805,836
4.10%, 10/1/2023	1,673,000	1,792,235
Telefonica Emisiones SA:
4.10%, 3/8/2027	1,887,000	2,043,093
4.57%, 4/27/2023	1,249,000	1,343,949
Telefonica Emisiones SAU 5.46%, 2/16/2021	2,304,000	2,391,759
TELUS Corp.:
2.80%, 2/16/2027	322,000	324,753
3.70%, 9/15/2027	857,000	908,600
Verizon Communications, Inc.:
2.45%, 11/1/2022	1,396,000	1,415,349
2.63%, 8/15/2026	3,261,000	3,315,785
2.95%, 3/15/2022	1,206,000	1,233,545
3.13%, 3/16/2022	1,963,000	2,014,823
3.38%, 2/15/2025	6,155,000	6,515,745
3.45%, 3/15/2021	708,000	721,587
3.50%, 11/1/2024	2,361,000	2,503,628
3.88%, 2/8/2029	1,332,000	1,469,382
4.13%, 3/16/2027	4,547,000	5,049,443
4.15%, 3/15/2024	567,000	610,738
4.33%, 9/21/2028	3,733,000	4,238,336
4.60%, 4/1/2021	1,467,000	1,516,115
5.15%, 9/15/2023	5,714,000	6,345,683
Vodafone Group PLC:
2.95%, 2/19/2023	126,000	128,906
3.75%, 1/16/2024	3,512,000	3,710,428
4.13%, 5/30/2025	3,974,000	4,314,373
4.38%, 5/30/2028	2,332,000	2,584,812
		139,637,685
TEXTILES — 0.0% (e)
Mohawk Industries, Inc. 3.85%, 2/1/2023 (a)	1,131,000	1,180,221
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
2.60%, 11/19/2022	320,000	322,096
3.00%, 11/19/2024	1,022,000	1,027,233
3.15%, 5/15/2021	527,000	533,229
3.50%, 9/15/2027	975,000	984,175
3.55%, 11/19/2026	897,000	903,503

268

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.90%, 11/19/2029	$ 1,252,000	$ 1,261,528
		5,031,764
TRANSPORTATION — 1.5%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a) (c)	412,000	462,017
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	467,000	480,183
3.00%, 4/1/2025	700,000	729,911
3.05%, 3/15/2022	733,000	749,309
3.05%, 9/1/2022	1,210,000	1,242,815
3.25%, 6/15/2027	983,000	1,051,053
3.40%, 9/1/2024	506,000	535,515
3.45%, 9/15/2021	1,002,000	1,025,798
3.65%, 9/1/2025	474,000	511,005
3.75%, 4/1/2024	687,000	731,442
3.85%, 9/1/2023	1,018,000	1,080,882
7.00%, 12/15/2025	154,000	194,668
Canadian National Railway Co.:
2.75%, 3/1/2026	517,000	531,688
2.85%, 12/15/2021	686,000	696,907
2.95%, 11/21/2024	460,000	475,226
6.90%, 7/15/2028	804,000	1,067,672
Canadian Pacific Railway Co.:
2.90%, 2/1/2025	1,015,000	1,042,760
4.00%, 6/1/2028 (a)	605,000	669,372
4.45%, 3/15/2023	407,000	433,296
4.50%, 1/15/2022	60,000	62,880
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	780,000	855,309
CSX Corp.:
2.60%, 11/1/2026	699,000	710,443
3.25%, 6/1/2027	1,374,000	1,443,085
3.35%, 11/1/2025 (a)	922,000	978,445
3.40%, 8/1/2024	457,000	483,291
3.70%, 11/1/2023	705,000	746,151
3.80%, 3/1/2028	720,000	784,980
4.25%, 6/1/2021	610,000	625,823
4.25%, 3/15/2029	1,415,000	1,595,299
FedEx Corp.:
2.63%, 8/1/2022	737,000	746,633
3.10%, 8/5/2029 (a)	1,575,000	1,575,394
3.20%, 2/1/2025	820,000	851,791
3.25%, 4/1/2026 (a)	684,000	711,045
3.30%, 3/15/2027	791,000	813,987
3.40%, 1/14/2022	1,118,000	1,149,248
3.40%, 2/15/2028 (a)	707,000	721,974
4.00%, 1/15/2024 (a)	374,000	399,922
4.20%, 10/17/2028 (a)	482,000	522,343
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	354,000	362,808
3.88%, 3/1/2026 (a)	1,113,000	1,195,295
Kansas City Southern:
Security Description	Principal Amount	Value
2.88%, 11/15/2029	$ 1,341,000	$ 1,340,169
3.00%, 5/15/2023	708,000	723,604
Kirby Corp. 4.20%, 3/1/2028	552,000	583,895
Norfolk Southern Corp.:
2.55%, 11/1/2029	686,000	683,229
2.90%, 2/15/2023	715,000	731,946
2.90%, 6/15/2026	944,000	972,679
3.00%, 4/1/2022 (a)	1,082,000	1,103,802
3.15%, 6/1/2027	565,000	589,736
3.25%, 12/1/2021	646,000	660,206
3.65%, 8/1/2025	605,000	646,279
3.80%, 8/1/2028	820,000	900,417
3.85%, 1/15/2024 (a)	220,000	233,735
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	612,000	613,689
Series MTN, 2.50%, 9/1/2022	605,000	609,138
Series MTN, 2.50%, 9/1/2024	1,086,000	1,093,461
Series MTN, 2.80%, 3/1/2022	490,000	495,493
Series MTN, 2.88%, 6/1/2022	465,000	473,393
Series MTN, 2.90%, 12/1/2026	791,000	799,400
Series MTN, 3.40%, 3/1/2023	435,000	448,359
Series MTN, 3.45%, 11/15/2021	70,000	71,560
Series MTN, 3.50%, 6/1/2021	511,000	521,057
Series MTN, 3.65%, 3/18/2024 (a)	725,000	761,489
Series MTN, 3.75%, 6/9/2023	891,000	929,643
Series MTN, 3.88%, 12/1/2023	520,000	547,596
Union Pacific Corp.:
2.75%, 3/1/2026 (a)	1,660,000	1,695,424
2.95%, 3/1/2022	679,000	693,721
2.95%, 1/15/2023	836,000	855,270
3.00%, 4/15/2027 (a)	486,000	509,017
3.15%, 3/1/2024	400,000	416,268
3.20%, 6/8/2021	968,000	986,111
3.25%, 1/15/2025	1,883,000	1,966,304
3.25%, 8/15/2025 (a)	624,000	659,905
3.50%, 6/8/2023	708,000	741,687
3.65%, 2/15/2024 (a)	695,000	733,107
3.70%, 3/1/2029 (a)	1,260,000	1,372,707
3.75%, 3/15/2024	898,000	950,389
3.75%, 7/15/2025	914,000	980,430
3.95%, 9/10/2028	1,805,000	1,992,341
4.00%, 2/1/2021	179,000	182,102
4.16%, 7/15/2022	1,394,000	1,467,394
United Parcel Service, Inc.:
2.05%, 4/1/2021	685,000	686,877
2.20%, 9/1/2024 (a)	821,000	825,893
2.35%, 5/16/2022	1,073,000	1,084,953
2.40%, 11/15/2026 (a)	581,000	586,212
2.45%, 10/1/2022	937,000	951,917
2.50%, 4/1/2023 (a)	1,675,000	1,699,321
2.50%, 9/1/2029 (a)	843,000	846,338

269

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 11/15/2024	$ 679,000	$ 701,203
3.05%, 11/15/2027	707,000	743,481
3.13%, 1/15/2021	1,171,000	1,186,200
3.40%, 3/15/2029	1,326,000	1,423,355
		74,519,567
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	200,000	205,572
3.25%, 9/15/2026	380,000	385,179
3.50%, 3/15/2028	874,000	892,240
3.85%, 3/30/2027	493,000	515,101
4.35%, 2/15/2024	700,000	745,808
4.55%, 11/7/2028 (a)	500,000	545,800
4.85%, 6/1/2021	175,000	181,563
		3,471,263
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	861,000	878,298
3.40%, 3/1/2025	460,000	482,931
3.45%, 6/1/2029	843,000	891,059
3.75%, 9/1/2028	730,000	786,699
3.85%, 3/1/2024 (a)	452,000	478,912
Aqua America, Inc. 3.57%, 5/1/2029	688,000	726,218
United Utilities PLC 6.88%, 8/15/2028	448,000	540,454
		4,784,571
TOTAL CORPORATE BONDS & NOTES (Cost $4,836,100,992)		4,930,699,218
	Shares
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	4,420,301	4,420,743
State Street Navigator Securities Lending Portfolio II (h) (i)	146,750,700	146,750,700
TOTAL SHORT-TERM INVESTMENTS (Cost $151,171,443)		151,171,443
TOTAL INVESTMENTS — 102.0% (Cost $4,987,272,435)		5,081,870,661
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(99,302,019)
NET ASSETS — 100.0%		$ 4,982,568,642

(a)	All or a portion of the shares of the security are on loan at December 31, 2019.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.7% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

270

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$4,930,699,218	$—	$4,930,699,218
Short-Term Investments	151,171,443	—	—	151,171,443
TOTAL INVESTMENTS	$151,171,443	$4,930,699,218	$—	$5,081,870,661
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$234,334,527	$229,912,941	$(843)	$—	4,420,301	$ 4,420,743	$ 68,053
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,726,093	3,726,093	87,093,711	90,819,804	—	—	—	—	26,353
State Street Navigator Securities Lending Portfolio II	—	—	227,914,428	81,163,728	—	—	146,750,700	146,750,700	84,733
State Street Navigator Securities Lending Portfolio III	21,334,763	21,334,763	230,373,433	251,708,196	—	—	—	—	58,780
Total		$25,060,856	$779,716,099	$653,604,669	$(843)	$—		$151,171,443	$237,919
271	ARSPIB

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$ 110,000	$ 134,867
AEROSPACE & DEFENSE — 2.2%
Boeing Co.:
2.95%, 2/1/2030	156,000	159,206
3.25%, 2/1/2035	200,000	206,356
3.38%, 6/15/2046	40,000	39,488
3.50%, 3/1/2039	275,000	283,321
3.55%, 3/1/2038	15,000	15,610
3.60%, 5/1/2034	138,000	148,064
3.63%, 3/1/2048	70,000	71,840
3.65%, 3/1/2047	396,000	405,540
3.75%, 2/1/2050	225,000	239,242
3.83%, 3/1/2059	113,000	116,790
3.85%, 11/1/2048	125,000	133,154
3.90%, 5/1/2049	200,000	216,474
3.95%, 8/1/2059	136,000	145,659
5.88%, 2/15/2040	850,000	1,127,890
6.13%, 2/15/2033	114,000	150,100
6.63%, 2/15/2038	231,000	325,375
6.88%, 3/15/2039	28,000	40,941
General Dynamics Corp. 3.60%, 11/15/2042	95,000	107,242
Harris Corp.:
4.85%, 4/27/2035	110,000	129,789
5.05%, 4/27/2045	100,000	123,583
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	145,000	146,955
6.15%, 12/15/2040	93,000	125,904
Lockheed Martin Corp.:
3.60%, 3/1/2035	79,000	86,401
3.80%, 3/1/2045	435,000	481,380
4.07%, 12/15/2042	416,000	475,609
4.09%, 9/15/2052	920,000	1,074,017
4.50%, 5/15/2036	150,000	178,125
4.70%, 5/15/2046	228,000	289,293
5.72%, 6/1/2040	26,000	35,246
Series B, 6.15%, 9/1/2036	77,000	106,305
Northrop Grumman Corp.:
3.85%, 4/15/2045	99,000	106,468
4.03%, 10/15/2047	698,000	779,122
4.75%, 6/1/2043	397,000	478,826
5.05%, 11/15/2040	126,000	153,468
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	243,000	348,984
Raytheon Co.:
4.20%, 12/15/2044	82,000	95,560
4.70%, 12/15/2041	132,000	164,341
4.88%, 10/15/2040	168,000	212,812
Rockwell Collins, Inc.:
4.35%, 4/15/2047	220,000	257,583
Security Description	Principal Amount	Value
4.80%, 12/15/2043	$ 230,000	$ 281,134
United Technologies Corp.:
3.75%, 11/1/2046	225,000	244,930
4.05%, 5/4/2047	5,000	5,672
4.15%, 5/15/2045	360,000	412,474
4.45%, 11/16/2038	169,000	199,748
4.50%, 6/1/2042	491,000	589,342
4.63%, 11/16/2048	1,077,000	1,347,575
5.40%, 5/1/2035	234,000	300,781
5.70%, 4/15/2040	418,000	564,028
6.05%, 6/1/2036	198,000	268,369
6.13%, 7/15/2038	512,000	713,329
		14,709,445
AGRICULTURE — 1.6%
Altria Group, Inc.:
3.88%, 9/16/2046	437,000	408,827
4.25%, 8/9/2042	173,000	171,183
4.50%, 5/2/2043	440,000	448,012
5.38%, 1/31/2044	542,000	611,322
5.80%, 2/14/2039	885,000	1,039,733
5.95%, 2/14/2049	658,000	797,055
6.20%, 2/14/2059	303,000	362,397
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	149,000	161,883
4.02%, 4/16/2043	326,000	363,666
4.50%, 3/15/2049	385,000	472,168
4.54%, 3/26/2042	135,000	159,995
5.38%, 9/15/2035 (b)	105,000	132,768
BAT Capital Corp.:
4.54%, 8/15/2047	792,000	795,200
4.76%, 9/6/2049 (b)	290,000	299,941
Philip Morris International, Inc.:
3.88%, 8/21/2042	344,000	358,713
4.13%, 3/4/2043	228,000	246,090
4.25%, 11/10/2044	429,000	475,718
4.38%, 11/15/2041	374,000	414,714
4.50%, 3/20/2042	245,000	277,311
4.88%, 11/15/2043	215,000	256,471
6.38%, 5/16/2038	362,000	502,724
Reynolds American, Inc.:
5.70%, 8/15/2035	314,000	363,417
5.85%, 8/15/2045	413,000	472,835
6.15%, 9/15/2043	442,000	513,021
7.25%, 6/15/2037	635,000	821,017
		10,926,181
AIRLINES — 0.2%
American Airlines 2014-1 Pass Through Trust Series A, 3.70%, 4/1/2028	2,906	3,048
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,668	1,750

272

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	$ 88,258	$ 92,199
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	31,617	32,454
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	6,103	6,192
American Airlines 2017-1 Pass Through Trust Series AA, 3.65%, 2/15/2029	71,853	75,546
American Airlines 2017-2 Pass Through Trust Series AA, 3.35%, 4/15/2031	123,121	125,365
American Airlines 2019-1 Pass Through Trust Series AA, 3.15%, 8/15/2033	175,000	179,200
JetBlue 2019-1 Pass Through Trust Series AA, 2.75%, 11/15/2033	150,000	151,300
United Airlines 2014-1 Pass Through Trust Series A, 4.00%, 10/11/2027	54,823	57,987
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	21,661	22,667
United Airlines 2018-1 Pass Through Trust Series AA, 3.50%, 9/1/2031	110,148	114,548
United Airlines 2019-1 Pass Through Trust Series AA, 4.15%, 2/25/2033	363,133	391,839
United Airlines 2019-2 Pass Through Trust Series AA, 2.70%, 11/1/2033	140,000	140,578
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	5,871	6,170
		1,400,843
APPAREL — 0.1%
NIKE, Inc.:
3.38%, 11/1/2046	159,000	168,316
3.63%, 5/1/2043	256,000	277,130
3.88%, 11/1/2045	125,000	142,521
VF Corp. 6.45%, 11/1/2037	51,000	71,396
		659,363
AUTO MANUFACTURERS — 0.8%
Cummins, Inc. 4.88%, 10/1/2043	146,000	180,652
Daimler Finance North America LLC 8.50%, 1/18/2031	335,000	498,386
Security Description	Principal Amount	Value
Ford Motor Co.:
4.75%, 1/15/2043	$ 692,000	$ 615,285
5.29%, 12/8/2046	193,000	183,452
7.40%, 11/1/2046	73,000	83,539
7.45%, 7/16/2031	832,000	988,807
General Motors Co.:
5.00%, 4/1/2035	72,000	74,433
5.15%, 4/1/2038	267,000	275,758
5.20%, 4/1/2045	217,000	219,422
5.40%, 4/1/2048	377,000	389,920
5.95%, 4/1/2049	422,000	469,386
6.25%, 10/2/2043	359,000	400,877
6.60%, 4/1/2036	554,000	653,404
6.75%, 4/1/2046	393,000	461,728
		5,495,049
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046	100,000	96,668
Aptiv PLC 5.40%, 3/15/2049	100,000	112,912
BorgWarner, Inc. 4.38%, 3/15/2045	251,000	258,987
Lear Corp. 5.25%, 5/15/2049	200,000	208,270
		676,837
BANKS — 8.4%
Bank of America Corp.:
6.11%, 1/29/2037	926,000	1,251,202
7.75%, 5/14/2038	532,000	839,262
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	163,000	185,708
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	566,000	654,319
Series L, 4.75%, 4/21/2045	118,000	145,107
Series MTN, 4.88%, 4/1/2044	130,000	166,405
Series MTN, 5.00%, 1/21/2044	451,000	588,474
Series MTN, 5.88%, 2/7/2042	340,000	483,157
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	340,000	386,529
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	1,159,000	1,392,318
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	1,377,000	1,683,575
Bank of America NA Series BKNT, 6.00%, 10/15/2036	643,000	884,627
Barclays PLC:
4.95%, 1/10/2047	654,000	771,007
5.25%, 8/17/2045	450,000	545,602
Citigroup, Inc.:
4.65%, 7/30/2045	448,000	553,450
4.65%, 7/23/2048	969,000	1,211,638

273

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/18/2046	$ 551,000	$ 660,280
5.30%, 5/6/2044	186,000	237,769
5.88%, 2/22/2033	121,000	151,335
5.88%, 1/30/2042	19,000	26,737
6.00%, 10/31/2033	233,000	300,020
6.13%, 8/25/2036	373,000	490,428
6.63%, 6/15/2032	453,000	610,522
6.68%, 9/13/2043	623,000	911,175
8.13%, 7/15/2039	811,000	1,349,074
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	75,000	89,095
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	435,000	548,648
5.75%, 12/1/2043	421,000	557,328
Series MTN, 5.25%, 5/24/2041	454,000	621,072
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	470,000	593,577
Fifth Third Bancorp 8.25%, 3/1/2038	271,000	419,665
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	187,000	206,803
Series BKNT, 4.63%, 2/13/2047	100,000	113,534
Goldman Sachs Capital I 6.35%, 2/15/2034	236,000	307,921
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	728,000	890,963
5.15%, 5/22/2045	460,000	566,605
6.13%, 2/15/2033	123,000	167,073
6.25%, 2/1/2041	932,000	1,310,280
6.45%, 5/1/2036	291,000	388,415
6.75%, 10/1/2037	2,245,000	3,110,694
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	927,000	1,007,909
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	514,000	583,071
Series MTN, 4.80%, 7/8/2044	509,000	613,803
HSBC Bank USA NA:
Series BKNT, 5.63%, 8/15/2035	145,000	183,759
Series BKNT, 5.88%, 11/1/2034 (b)	400,000	529,652
Series BKNT, 7.00%, 1/15/2039	257,000	374,228
HSBC Holdings PLC:
5.25%, 3/14/2044	334,000	422,537
6.10%, 1/14/2042	130,000	184,414
6.50%, 5/2/2036	775,000	1,055,658
6.50%, 9/15/2037	788,000	1,082,988
6.80%, 6/1/2038	406,000	577,835
7.63%, 5/17/2032	71,000	98,596
HSBC USA, Inc. 7.20%, 7/15/2097	52,000	79,582
JPMorgan Chase & Co.:
4.85%, 2/1/2044	312,000	398,022
4.95%, 6/1/2045	386,000	489,386
5.40%, 1/6/2042	710,000	955,362
5.50%, 10/15/2040	317,000	426,207
Security Description	Principal Amount	Value
5.60%, 7/15/2041	$ 848,000	$ 1,165,160
5.63%, 8/16/2043	495,000	664,330
6.40%, 5/15/2038	763,000	1,107,342
8.75%, 9/1/2030	25,000	36,622
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	987,000	1,109,043
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	708,000	783,558
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	866,000	979,896
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	552,000	630,097
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	392,000	463,152
Lloyds Banking Group PLC:
4.34%, 1/9/2048	412,000	446,204
5.30%, 12/1/2045	230,000	279,694
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	380,000	416,400
4.15%, 3/7/2039	148,000	168,405
4.29%, 7/26/2038	195,000	224,605
Morgan Stanley:
4.30%, 1/27/2045	856,000	1,011,587
4.38%, 1/22/2047	848,000	1,015,590
6.38%, 7/24/2042	490,000	721,461
7.25%, 4/1/2032	435,000	627,083
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	300,000	353,445
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	540,000	601,506
Regions Financial Corp. 7.38%, 12/10/2037	189,000	267,042
Wachovia Corp. 5.50%, 8/1/2035	405,000	516,011
Wells Fargo & Co.:
3.90%, 5/1/2045	577,000	654,912
5.38%, 2/7/2035	358,000	460,803
5.38%, 11/2/2043	555,000	715,034
5.61%, 1/15/2044	483,000	635,855
Series GMTN, 4.90%, 11/17/2045	603,000	738,802
Series MTN, 4.40%, 6/14/2046	613,000	703,914
Series MTN, 4.65%, 11/4/2044	723,000	852,323
Series MTN, 4.75%, 12/7/2046	905,000	1,089,602
Wells Fargo Bank NA:
5.95%, 8/26/2036	254,000	337,454
Series BKNT, 5.85%, 2/1/2037	310,000	412,598
Series BKNT, 6.60%, 1/15/2038	424,000	610,136
Wells Fargo Capital X 5.95%, 12/1/2086	322,000	394,405
Westpac Banking Corp. 4.42%, 7/24/2039	215,000	235,950
		56,864,423

274

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 3.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	$ 706,000	$ 816,856
4.90%, 2/1/2046	3,240,000	3,854,531
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	18,000	19,102
4.63%, 2/1/2044	1,068,000	1,214,861
4.70%, 2/1/2036	170,000	195,116
4.90%, 2/1/2046	420,000	495,638
Anheuser-Busch InBev Worldwide, Inc.:
4.38%, 4/15/2038	212,000	238,517
4.44%, 10/6/2048	530,000	593,160
4.60%, 4/15/2048	691,000	788,003
4.75%, 4/15/2058	527,000	615,589
4.90%, 1/23/2031	564,000	672,091
4.95%, 1/15/2042	754,000	892,020
5.45%, 1/23/2039	925,000	1,163,021
5.55%, 1/23/2049	1,450,000	1,883,970
5.80%, 1/23/2059	830,000	1,134,726
5.88%, 6/15/2035	80,000	98,762
8.00%, 11/15/2039	134,000	211,181
8.20%, 1/15/2039	461,000	729,256
Brown-Forman Corp. 4.00%, 4/15/2038	179,000	200,414
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	216,000	264,591
Constellation Brands, Inc.:
4.10%, 2/15/2048	80,000	83,676
4.50%, 5/9/2047	112,000	122,807
5.25%, 11/15/2048	262,000	319,559
Diageo Capital PLC:
3.88%, 4/29/2043	126,000	140,436
5.88%, 9/30/2036	131,000	178,225
Diageo Investment Corp.:
4.25%, 5/11/2042	228,000	263,908
7.45%, 4/15/2035	133,000	200,908
Fomento Economico Mexicano SAB de CV 4.38%, 5/10/2043	253,000	280,430
Keurig Dr Pepper, Inc.:
4.42%, 12/15/2046	130,000	140,781
4.50%, 11/15/2045	100,000	110,373
4.99%, 5/25/2038	192,000	225,587
5.09%, 5/25/2048 (b)	420,000	507,604
Molson Coors Brewing Co.:
4.20%, 7/15/2046	382,000	380,907
5.00%, 5/1/2042	481,000	527,436
PepsiCo, Inc.:
2.88%, 10/15/2049	250,000	241,680
3.38%, 7/29/2049	627,000	657,572
3.45%, 10/6/2046	650,000	688,863
3.60%, 8/13/2042	132,000	142,313
Security Description	Principal Amount	Value
4.00%, 3/5/2042	$ 527,000	$ 598,946
4.00%, 5/2/2047 (b)	225,000	260,658
4.25%, 10/22/2044	150,000	176,989
4.45%, 4/14/2046	313,000	385,754
4.60%, 7/17/2045	242,000	299,652
		23,016,469
BIOTECHNOLOGY — 1.4%
Amgen, Inc.:
4.40%, 5/1/2045	629,000	705,367
4.56%, 6/15/2048	193,000	224,727
4.66%, 6/15/2051	1,078,000	1,269,076
4.95%, 10/1/2041	239,000	285,815
5.15%, 11/15/2041	681,000	832,924
5.65%, 6/15/2042	346,000	440,507
5.75%, 3/15/2040	125,000	158,534
6.38%, 6/1/2037	176,000	239,503
6.40%, 2/1/2039	66,000	89,981
Baxalta, Inc. 5.25%, 6/23/2045	147,000	187,428
Biogen, Inc. 5.20%, 9/15/2045	568,000	685,428
Celgene Corp. 4.35%, 11/15/2047	165,000	188,991
Gilead Sciences, Inc.:
4.00%, 9/1/2036	142,000	159,127
4.15%, 3/1/2047 (b)	486,000	540,763
4.50%, 2/1/2045	836,000	970,512
4.60%, 9/1/2035	258,000	307,585
4.75%, 3/1/2046	657,000	789,681
4.80%, 4/1/2044	865,000	1,044,885
5.65%, 12/1/2041	74,000	97,685
		9,218,519
BUILDING MATERIALS — 0.3%
Johnson Controls International PLC:
4.50%, 2/15/2047	339,000	366,747
4.63%, 7/2/2044	35,000	38,448
4.95%, 7/2/2064 (d)	173,000	181,109
6.00%, 1/15/2036	61,000	74,838
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	190,000	199,154
Masco Corp. 4.50%, 5/15/2047	185,000	188,926
Owens Corning:
4.30%, 7/15/2047	237,000	224,998
4.40%, 1/30/2048	140,000	135,227
7.00%, 12/1/2036	26,000	32,327
Vulcan Materials Co.:
4.50%, 6/15/2047	205,000	224,967
4.70%, 3/1/2048	98,000	110,959
		1,777,700
CHEMICALS — 1.6%
Albemarle Corp. 5.45%, 12/1/2044	132,000	151,273

275

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Dow Chemical Co 5.55%, 11/30/2048	$ 155,000	$ 194,503
Dow Chemical Co.:
4.25%, 10/1/2034	215,000	237,345
4.38%, 11/15/2042	424,000	454,062
4.63%, 10/1/2044	243,000	268,425
4.80%, 5/15/2049	185,000	213,716
5.25%, 11/15/2041	69,000	80,728
7.38%, 11/1/2029	350,000	466,518
9.40%, 5/15/2039	293,000	479,565
DowDuPont, Inc.:
5.32%, 11/15/2038	445,000	530,476
5.42%, 11/15/2048	668,000	823,036
Eastman Chemical Co.:
4.65%, 10/15/2044	217,000	235,384
4.80%, 9/1/2042	333,000	364,309
Ecolab, Inc.:
3.95%, 12/1/2047	80,000	89,684
5.50%, 12/8/2041	199,000	260,183
FMC Corp. 4.50%, 10/1/2049	250,000	275,467
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	257,000	265,229
5.00%, 9/26/2048	219,000	247,004
Lubrizol Corp. 6.50%, 10/1/2034	146,000	205,301
LYB International Finance B.V.:
4.88%, 3/15/2044	291,000	331,044
5.25%, 7/15/2043	314,000	372,705
LYB International Finance III LLC 4.20%, 10/15/2049	265,000	276,496
LyondellBasell Industries NV 4.63%, 2/26/2055	285,000	303,474
Methanex Corp. 5.65%, 12/1/2044	66,000	63,406
Mosaic Co.:
4.88%, 11/15/2041	130,000	135,257
5.45%, 11/15/2033	97,000	110,437
5.63%, 11/15/2043	247,000	292,248
Nutrien, Ltd.:
4.13%, 3/15/2035	55,000	57,522
4.90%, 6/1/2043	343,000	386,033
5.00%, 4/1/2049	235,000	278,849
5.25%, 1/15/2045	88,000	104,485
5.63%, 12/1/2040	175,000	207,686
5.88%, 12/1/2036	30,000	36,496
6.13%, 1/15/2041	381,000	471,766
7.13%, 5/23/2036	15,000	19,790
Praxair, Inc. 3.55%, 11/7/2042	162,000	168,493
RPM International, Inc.:
4.25%, 1/15/2048	70,000	68,930
5.25%, 6/1/2045	162,000	177,967
Sherwin-Williams Co.:
3.80%, 8/15/2049	125,000	127,761
Security Description	Principal Amount	Value
4.00%, 12/15/2042	$ 220,000	$ 227,511
4.50%, 6/1/2047	158,000	180,316
4.55%, 8/1/2045	191,000	215,259
Westlake Chemical Corp.:
4.38%, 11/15/2047	109,000	109,926
5.00%, 8/15/2046	314,000	340,225
		10,906,290
COMMERCIAL SERVICES — 1.0%
American University Series 2019, 3.67%, 4/1/2049	145,000	154,434
California Institute of Technology:
3.65%, 9/1/2119	65,000	63,233
4.32%, 8/1/2045	60,000	71,214
4.70%, 11/1/2111	246,000	297,156
Cleveland Clinic Foundation 4.86%, 1/1/2114	130,000	160,755
George Washington University:
4.87%, 9/15/2045	81,000	101,327
Series 2014, 4.30%, 9/15/2044	240,000	277,032
Series 2018, 4.13%, 9/15/2048	351,000	404,229
Georgetown University:
Series A, 5.22%, 10/1/2118	75,000	95,345
Series B, 4.32%, 4/1/2049	100,000	118,523
Global Payments, Inc. 4.15%, 8/15/2049	200,000	213,644
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	61,000	71,522
Leland Stanford Junior University 3.65%, 5/1/2048	247,000	276,077
Massachusetts Institute of Technology:
3.89%, 7/1/2116	109,000	119,389
3.96%, 7/1/2038	1,000	1,134
4.68%, 7/1/2114	181,000	230,301
5.60%, 7/1/2111	291,000	449,094
Series F, 2.99%, 7/1/2050	150,000	149,972
Moody's Corp.:
4.88%, 12/17/2048	35,000	43,008
5.25%, 7/15/2044	100,000	126,227
Northwestern University Series 2017, 3.66%, 12/1/2057	327,000	361,577
President & Fellows of Harvard College 4.88%, 10/15/2040	117,000	150,539
President and Fellows of Harvard College:
3.15%, 7/15/2046	116,000	118,155
3.30%, 7/15/2056	174,000	180,709
Princeton University 5.70%, 3/1/2039	77,000	105,658
S&P Global, Inc.:
3.25%, 12/1/2049	125,000	126,788
4.50%, 5/15/2048	395,000	477,211
Trustees of Boston College 3.13%, 7/1/2052	160,000	155,382

276

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Trustees of Boston University Series CC, 4.06%, 10/1/2048	$ 165,000	$ 190,527
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	175,000	177,755
University of Chicago 4.00%, 10/1/2053	210,000	243,846
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	53,000	56,220
Series 2017, 3.39%, 2/15/2048	171,000	182,110
University of Pennsylvania 4.67%, 9/1/2112	33,000	42,864
University of Southern California:
3.03%, 10/1/2039	444,000	443,170
5.25%, 10/1/2111	7,000	9,866
Series 2017, 3.84%, 10/1/2047	42,000	47,534
Verisk Analytics, Inc. 5.50%, 6/15/2045	101,000	125,386
William Marsh Rice University 3.57%, 5/15/2045	227,000	242,329
		6,861,242
COMPUTERS — 2.1%
Apple, Inc.:
2.95%, 9/11/2049	150,000	146,476
3.45%, 2/9/2045	776,000	821,466
3.75%, 9/12/2047	434,000	482,747
3.75%, 11/13/2047	562,000	626,765
3.85%, 5/4/2043	522,000	585,449
3.85%, 8/4/2046	597,000	673,022
4.25%, 2/9/2047	588,000	701,472
4.38%, 5/13/2045	595,000	720,051
4.45%, 5/6/2044	447,000	543,838
4.50%, 2/23/2036	404,000	493,034
4.65%, 2/23/2046	1,393,000	1,748,619
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (e)	283,000	371,743
8.35%, 7/15/2046 (e)	813,000	1,112,883
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	207,000	248,272
6.35%, 10/15/2045	507,000	612,821
HP, Inc. 6.00%, 9/15/2041	425,000	471,121
International Business Machines Corp.:
4.00%, 6/20/2042	453,000	498,545
4.15%, 5/15/2039	968,000	1,090,578
4.25%, 5/15/2049	804,000	919,736
4.70%, 2/19/2046 (b)	195,000	234,505
5.60%, 11/30/2039	145,000	191,003
5.88%, 11/29/2032	154,000	204,418
6.22%, 8/1/2027	30,000	37,405
6.50%, 1/15/2028	30,000	38,369
7.13%, 12/1/2096	140,000	213,879
Security Description	Principal Amount	Value
Seagate HDD Cayman 5.75%, 12/1/2034	$ 114,000	$ 119,789
		13,908,006
COSMETICS/PERSONAL CARE — 0.3%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (b)	105,000	121,162
Series MTN, 4.00%, 8/15/2045	193,000	228,136
Estee Lauder Cos., Inc.:
2.38%, 12/1/2029	95,000	94,973
3.13%, 12/1/2049	155,000	155,251
4.15%, 3/15/2047	30,000	35,019
4.38%, 6/15/2045	100,000	119,105
6.00%, 5/15/2037	180,000	247,131
Procter & Gamble Co.:
3.50%, 10/25/2047	54,000	60,771
5.50%, 2/1/2034	269,000	360,027
5.55%, 3/5/2037 (b)	165,000	226,693
5.80%, 8/15/2034	121,000	168,257
Unilever Capital Corp. 5.90%, 11/15/2032	229,000	313,086
		2,129,611
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	173,000	179,435
4.20%, 5/15/2047	30,000	33,613
4.60%, 6/15/2045	289,000	345,644
		558,692
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Ally Financial, Inc. 8.00%, 11/1/2031	850,000	1,180,242
American Express Co. 4.05%, 12/3/2042	298,000	351,759
Brookfield Finance, Inc. 4.70%, 9/20/2047	217,000	250,563
CME Group, Inc.:
4.15%, 6/15/2048	10,000	11,962
5.30%, 9/15/2043	317,000	425,579
Credit Suisse USA, Inc. 7.13%, 7/15/2032	364,000	534,625
GE Capital International Funding Co. 4.42%, 11/15/2035	2,526,000	2,697,364
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	396,000	469,244
Invesco Finance PLC 5.38%, 11/30/2043	94,000	114,308
Jefferies Group LLC:
6.25%, 1/15/2036	232,000	274,802
6.50%, 1/20/2043	105,000	125,950

277

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.15%, 1/23/2030	$ 70,000	$ 74,255
Legg Mason, Inc. 5.63%, 1/15/2044	263,000	301,900
Mastercard, Inc.:
3.65%, 6/1/2049	580,000	644,658
3.80%, 11/21/2046	177,000	199,320
3.95%, 2/26/2048	100,000	116,040
Raymond James Financial, Inc. 4.95%, 7/15/2046	221,000	261,392
Visa, Inc.:
3.65%, 9/15/2047	362,000	406,566
4.15%, 12/14/2035	482,000	568,302
4.30%, 12/14/2045	1,230,000	1,515,704
Western Union Co. 6.20%, 11/17/2036	154,000	175,344
		10,699,879
ELECTRIC — 11.0%
AEP Texas, Inc.:
Series G, 4.15%, 5/1/2049	156,000	172,575
Series H, 3.45%, 1/15/2050	150,000	151,082
AEP Transmission Co. LLC:
3.15%, 9/15/2049	120,000	117,055
3.75%, 12/1/2047	174,000	186,183
3.80%, 6/15/2049	90,000	97,169
4.00%, 12/1/2046	200,000	220,266
4.25%, 9/15/2048	80,000	92,135
Alabama Power Co.:
3.45%, 10/1/2049	145,000	148,563
3.75%, 3/1/2045	286,000	303,746
3.85%, 12/1/2042	46,000	49,255
4.15%, 8/15/2044	140,000	156,027
4.30%, 1/2/2046	60,000	68,307
6.00%, 3/1/2039	18,000	24,708
6.13%, 5/15/2038	94,000	129,154
Series A, 4.30%, 7/15/2048	30,000	34,734
Series B, 3.70%, 12/1/2047	105,000	111,021
Ameren Illinois Co.:
3.25%, 3/15/2050	100,000	100,955
3.70%, 12/1/2047	90,000	96,617
4.15%, 3/15/2046	207,000	236,938
4.50%, 3/15/2049	446,000	544,570
Appalachian Power Co.:
4.40%, 5/15/2044	75,000	84,636
4.45%, 6/1/2045	225,000	257,504
7.00%, 4/1/2038	111,000	157,470
Arizona Public Service Co.:
3.50%, 12/1/2049 (b)	150,000	152,187
3.75%, 5/15/2046	102,000	106,945
4.20%, 8/15/2048	80,000	89,961
4.25%, 3/1/2049	90,000	101,699
4.35%, 11/15/2045	102,000	116,773
4.50%, 4/1/2042	203,000	232,581
5.05%, 9/1/2041	64,000	77,622
Security Description	Principal Amount	Value
Avista Corp. 4.35%, 6/1/2048	$ 230,000	$ 264,643
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	100,000	98,248
3.50%, 8/15/2046	314,000	320,553
4.25%, 9/15/2048	120,000	136,465
6.35%, 10/1/2036	240,000	331,807
Berkshire Hathaway Energy Co.:
3.80%, 7/15/2048	248,000	268,056
4.45%, 1/15/2049	310,000	368,131
4.50%, 2/1/2045	129,000	151,994
5.15%, 11/15/2043	146,000	185,064
5.95%, 5/15/2037	269,000	362,892
6.13%, 4/1/2036	462,000	634,728
Black Hills Corp.:
3.88%, 10/15/2049	100,000	99,811
4.20%, 9/15/2046	137,000	143,703
4.35%, 5/1/2033	345,000	379,576
CenterPoint Energy Houston Electric LLC:
Series AC, 4.25%, 2/1/2049	245,000	287,258
Series K2, 6.95%, 3/15/2033	175,000	246,738
CenterPoint Energy, Inc.:
2.95%, 3/1/2030	265,000	262,329
3.70%, 9/1/2049	299,000	294,993
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	98,000	108,779
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	80,000	100,686
CMS Energy Corp. 4.88%, 3/1/2044	258,000	307,482
Commonwealth Edison Co.:
3.65%, 6/15/2046	94,000	99,244
3.70%, 3/1/2045	150,000	159,605
3.80%, 10/1/2042	78,000	84,111
4.00%, 3/1/2048	366,000	411,929
4.00%, 3/1/2049	110,000	123,285
4.35%, 11/15/2045	215,000	251,223
4.60%, 8/15/2043	69,000	82,241
4.70%, 1/15/2044	264,000	320,211
6.45%, 1/15/2038	126,000	180,403
Series 123, 3.75%, 8/15/2047	214,000	230,356
Series 127, 3.20%, 11/15/2049	70,000	68,966
Connecticut Light & Power Co.:
4.00%, 4/1/2048	80,000	92,109
4.30%, 4/15/2044	191,000	225,370
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	290,000	300,222
3.85%, 6/15/2046	93,000	100,245
3.95%, 3/1/2043	150,000	162,584
4.45%, 3/15/2044	206,000	239,522
4.50%, 12/1/2045	319,000	374,608
4.63%, 12/1/2054	164,000	198,683
5.70%, 6/15/2040	130,000	171,483
Series 05-A, 5.30%, 3/1/2035	134,000	165,920

278

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Series 06-A, 5.85%, 3/15/2036	$ 843,000	$ 1,097,392
Series 08-B, 6.75%, 4/1/2038	210,000	301,291
Series 09-C, 5.50%, 12/1/2039	233,000	301,204
Series 12-A, 4.20%, 3/15/2042	134,000	149,539
Series A, 4.13%, 5/15/2049 (b)	185,000	210,641
Series C, 4.00%, 11/15/2057	65,000	69,191
Series C, 4.30%, 12/1/2056	242,000	271,081
Series E, 4.65%, 12/1/2048	110,000	133,837
Consumers Energy Co.:
3.10%, 8/15/2050	100,000	99,397
3.25%, 8/15/2046	69,000	69,533
3.75%, 2/15/2050	75,000	82,537
3.95%, 5/15/2043	51,000	56,950
3.95%, 7/15/2047	52,000	58,702
4.05%, 5/15/2048	433,000	498,803
4.35%, 4/15/2049	75,000	90,632
Delmarva Power & Light Co. 4.15%, 5/15/2045	94,000	105,523
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	140,000	187,699
Dominion Energy, Inc.:
4.70%, 12/1/2044	65,000	75,505
7.00%, 6/15/2038	221,000	306,512
Series A, 4.60%, 3/15/2049	210,000	243,661
Series B, 5.95%, 6/15/2035	418,000	532,239
Series C, 4.05%, 9/15/2042	279,000	293,282
Series C, 4.90%, 8/1/2041	280,000	329,745
Series E, 6.30%, 3/15/2033	115,000	149,923
Series F, 5.25%, 8/1/2033	301,000	363,160
DTE Electric Co.:
3.70%, 3/15/2045	78,000	84,385
3.70%, 6/1/2046	237,000	257,133
3.95%, 3/1/2049	177,000	202,414
4.30%, 7/1/2044	114,000	132,568
Series A, 4.05%, 5/15/2048 (b)	375,000	434,872
DTE Energy Co.:
2.95%, 3/1/2030	330,000	327,614
6.38%, 4/15/2033	36,000	46,946
Duke Energy Carolinas LLC:
3.70%, 12/1/2047	390,000	420,108
3.75%, 6/1/2045	336,000	361,610
3.88%, 3/15/2046	246,000	271,153
4.00%, 9/30/2042	388,000	431,359
4.25%, 12/15/2041	30,000	34,288
5.30%, 2/15/2040	220,000	283,246
6.05%, 4/15/2038	98,000	134,473
6.10%, 6/1/2037	225,000	304,958
6.45%, 10/15/2032	199,000	272,919
Duke Energy Corp.:
3.75%, 9/1/2046	494,000	509,526
3.95%, 8/15/2047 (b)	67,000	71,207
4.20%, 6/15/2049	145,000	160,357
4.80%, 12/15/2045	436,000	516,717
Duke Energy Florida LLC:
Security Description	Principal Amount	Value
2.50%, 12/1/2029	$ 194,000	$ 193,550
3.40%, 10/1/2046	168,000	170,182
3.85%, 11/15/2042	240,000	259,493
4.20%, 7/15/2048	55,000	63,286
5.65%, 4/1/2040	66,000	87,240
6.35%, 9/15/2037	216,000	301,497
6.40%, 6/15/2038	144,000	207,606
Duke Energy Indiana LLC:
3.75%, 5/15/2046	72,000	76,589
6.12%, 10/15/2035	217,000	286,824
6.35%, 8/15/2038	89,000	126,301
6.45%, 4/1/2039	50,000	71,589
Series WWW, 4.90%, 7/15/2043	82,000	100,908
Series YYY, 3.25%, 10/1/2049	198,000	199,178
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	74,000	78,710
Duke Energy Progress LLC:
3.60%, 9/15/2047	158,000	165,581
3.70%, 10/15/2046	245,000	260,491
4.10%, 5/15/2042	143,000	160,965
4.10%, 3/15/2043	210,000	235,223
4.15%, 12/1/2044	213,000	240,364
4.20%, 8/15/2045	408,000	464,549
4.38%, 3/30/2044	63,000	73,156
6.30%, 4/1/2038	170,000	237,249
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	41,167
6.00%, 5/15/2035	270,000	331,125
Emera US Finance L.P. 4.75%, 6/15/2046	433,000	500,500
Entergy Arkansas LLC 4.20%, 4/1/2049	386,000	447,999
Entergy Louisiana LLC:
3.05%, 6/1/2031	50,000	51,599
4.00%, 3/15/2033	60,000	67,597
4.20%, 9/1/2048	53,000	61,383
4.20%, 4/1/2050	150,000	173,553
Entergy Mississippi LLC 3.85%, 6/1/2049	200,000	218,250
Entergy Texas, Inc.:
3.55%, 9/30/2049	86,000	87,928
4.50%, 3/30/2039	230,000	265,468
Exelon Corp.:
4.45%, 4/15/2046	196,000	220,298
4.95%, 6/15/2035	223,000	256,548
5.10%, 6/15/2045	112,000	133,989
5.63%, 6/15/2035	162,000	200,297
Exelon Generation Co. LLC:
5.60%, 6/15/2042	239,000	268,464
5.75%, 10/1/2041	185,000	213,026
6.25%, 10/1/2039	316,000	379,658
FirstEnergy Corp.:
Series C, 4.85%, 7/15/2047	274,000	323,545
Series C, 7.38%, 11/15/2031	710,000	1,001,221
Florida Power & Light Co.:

279

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 10/1/2049	$ 115,000	$ 115,836
3.70%, 12/1/2047	405,000	444,070
3.80%, 12/15/2042	215,000	236,165
3.95%, 3/1/2048	714,000	813,860
3.99%, 3/1/2049	200,000	230,324
4.05%, 6/1/2042	166,000	188,770
4.05%, 10/1/2044	15,000	17,264
4.13%, 2/1/2042	182,000	208,210
4.13%, 6/1/2048	169,000	197,612
4.95%, 6/1/2035	145,000	179,758
5.25%, 2/1/2041	101,000	130,558
5.63%, 4/1/2034	95,000	124,350
5.65%, 2/1/2037	100,000	133,156
5.69%, 3/1/2040	184,000	249,511
5.95%, 2/1/2038	159,000	221,603
Georgia Power Co.:
4.30%, 3/15/2042	562,000	617,087
Series 10-C, 4.75%, 9/1/2040	270,000	306,099
Iberdrola International B.V. 6.75%, 7/15/2036	36,000	50,273
Indiana Michigan Power Co.:
4.25%, 8/15/2048	15,000	17,088
6.05%, 3/15/2037	67,000	88,232
Series K, 4.55%, 3/15/2046	130,000	152,261
Series L, 3.75%, 7/1/2047	148,000	156,547
Interstate Power & Light Co.:
3.50%, 9/30/2049	28,000	27,371
6.25%, 7/15/2039	229,000	301,916
ITC Holdings Corp. 5.30%, 7/1/2043	230,000	283,700
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	91,687
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	128,020	148,966
Kansas City Power & Light Co.:
4.20%, 6/15/2047	64,000	73,827
5.30%, 10/1/2041	159,000	200,642
Series 2019, 4.13%, 4/1/2049	100,000	114,005
Series B, 6.05%, 11/15/2035	30,000	38,651
Kentucky Utilities Co.:
4.38%, 10/1/2045	160,000	184,643
5.13%, 11/1/2040	79,000	98,188
Louisville Gas & Electric Co. 4.25%, 4/1/2049	50,000	57,546
MidAmerican Energy Co.:
3.15%, 4/15/2050	200,000	197,576
3.65%, 8/1/2048	208,000	223,764
3.95%, 8/1/2047	215,000	240,985
4.25%, 5/1/2046	197,000	229,690
4.25%, 7/15/2049	309,000	370,794
4.40%, 10/15/2044	469,000	553,157
4.80%, 9/15/2043	216,000	265,406
6.75%, 12/30/2031	37,000	51,703
Series MTN, 5.75%, 11/1/2035	116,000	151,765
Series MTN, 5.80%, 10/15/2036	250,000	332,872
Security Description	Principal Amount	Value
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	$ 137,000	$ 146,732
National Grid USA 5.80%, 4/1/2035	82,000	99,972
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	247,000	281,118
4.30%, 3/15/2049	100,000	118,856
4.40%, 11/1/2048	150,000	178,376
Series C, 8.00%, 3/1/2032	81,000	121,481
Nevada Power Co.:
Series N, 6.65%, 4/1/2036	179,000	248,973
Series R, 6.75%, 7/1/2037	204,000	288,336
Northern States Power Co.:
2.90%, 3/1/2050	115,000	109,810
3.40%, 8/15/2042	55,000	56,962
3.60%, 5/15/2046	101,000	107,904
3.60%, 9/15/2047	20,000	21,413
4.00%, 8/15/2045	139,000	156,793
4.13%, 5/15/2044	145,000	164,539
5.35%, 11/1/2039	420,000	545,706
6.20%, 7/1/2037	86,000	119,816
6.25%, 6/1/2036	59,000	81,761
NorthWestern Corp. 4.18%, 11/15/2044	96,000	106,779
NSTAR Electric Co. 5.50%, 3/15/2040	122,000	155,940
Oglethorpe Power Corp.:
5.05%, 10/1/2048	110,000	129,251
5.38%, 11/1/2040	119,000	144,165
5.95%, 11/1/2039	275,000	340,972
Ohio Edison Co. 6.88%, 7/15/2036	15,000	20,932
Ohio Power Co.:
4.00%, 6/1/2049	90,000	101,670
4.15%, 4/1/2048	235,000	269,987
Oklahoma Gas & Electric Co.:
3.30%, 3/15/2030	100,000	104,691
4.15%, 4/1/2047	157,000	172,436
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	665,000	653,875
3.75%, 4/1/2045	241,000	261,032
3.80%, 9/30/2047	239,000	262,933
3.80%, 6/1/2049	125,000	136,600
4.10%, 11/15/2048	50,000	57,615
4.55%, 12/1/2041	36,000	42,864
5.25%, 9/30/2040	259,000	329,904
5.30%, 6/1/2042	64,000	83,426
7.00%, 5/1/2032	85,000	121,049
7.25%, 1/15/2033	92,000	133,990
7.50%, 9/1/2038	82,000	128,864
PacifiCorp:
4.10%, 2/1/2042	20,000	22,291
4.13%, 1/15/2049	250,000	285,195
4.15%, 2/15/2050	190,000	218,301
5.25%, 6/15/2035	50,000	61,470

280

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 4/1/2037	$ 25,000	$ 32,884
6.00%, 1/15/2039	255,000	353,736
6.10%, 8/1/2036	252,000	339,462
6.25%, 10/15/2037	142,000	198,692
6.35%, 7/15/2038	115,000	159,640
PECO Energy Co.:
3.00%, 9/15/2049	75,000	71,831
3.90%, 3/1/2048	300,000	333,672
4.15%, 10/1/2044	151,000	172,125
5.95%, 10/1/2036	38,000	51,006
Potomac Electric Power Co. 6.50%, 11/15/2037	279,000	395,642
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	60,000	61,320
4.70%, 6/1/2043	188,000	209,879
5.00%, 3/15/2044	87,000	100,515
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	145,000	137,564
3.95%, 6/1/2047	178,000	196,678
4.13%, 6/15/2044	225,000	251,759
4.15%, 10/1/2045	20,000	22,628
4.15%, 6/15/2048	285,000	324,062
4.75%, 7/15/2043	188,000	227,217
6.25%, 5/15/2039	70,000	97,852
Progress Energy, Inc.:
6.00%, 12/1/2039	220,000	288,600
7.00%, 10/30/2031	155,000	211,759
7.75%, 3/1/2031	233,000	326,328
Public Service Co. of Colorado:
3.80%, 6/15/2047	203,000	222,624
4.05%, 9/15/2049	350,000	401,509
4.10%, 6/15/2048	65,000	74,788
4.30%, 3/15/2044	95,000	110,851
Series 17, 6.25%, 9/1/2037	76,000	106,873
Series 34, 3.20%, 3/1/2050	180,000	180,254
Public Service Co. of New Hampshire 3.60%, 7/1/2049	250,000	266,573
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 8/1/2049	180,000	181,530
Series MTN, 3.60%, 12/1/2047	55,000	58,940
Series MTN, 3.65%, 9/1/2042	215,000	228,433
Series MTN, 3.80%, 1/1/2043	66,000	72,036
Series MTN, 3.80%, 3/1/2046	10,000	11,028
Series MTN, 3.85%, 5/1/2049	175,000	195,935
Series MTN, 3.95%, 5/1/2042	117,000	129,989
Series MTN, 4.05%, 5/1/2048	50,000	57,479
Series MTN, 4.15%, 11/1/2045	156,000	174,255
Series MTN, 5.50%, 3/1/2040	245,000	323,297
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	135,000	134,016
4.22%, 6/15/2048	206,000	237,621
4.30%, 5/20/2045	93,000	106,772
5.64%, 4/15/2041	42,000	54,875
5.76%, 10/1/2039	100,000	132,933
Security Description	Principal Amount	Value
5.80%, 3/15/2040	$ 34,000	$ 45,455
6.27%, 3/15/2037	245,000	332,940
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	194,000	213,536
4.50%, 8/15/2040	219,000	246,506
6.00%, 6/1/2039	47,000	60,391
Series RRR, 3.75%, 6/1/2047	105,000	108,296
Series TTT, 4.10%, 6/15/2049	75,000	82,406
Sempra Energy:
3.80%, 2/1/2038	489,000	510,692
4.00%, 2/1/2048	554,000	580,127
6.00%, 10/15/2039	91,000	119,092
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	102,000	121,403
5.10%, 6/1/2065	271,000	352,463
5.45%, 2/1/2041	91,000	117,928
6.63%, 2/1/2032	60,000	80,500
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	686	727
Southern California Edison Co.:
4.00%, 4/1/2047	940,000	988,720
4.50%, 9/1/2040	200,000	219,602
4.65%, 10/1/2043	450,000	508,351
6.00%, 1/15/2034	101,000	126,303
6.05%, 3/15/2039	178,000	231,039
Series 04-G, 5.75%, 4/1/2035	64,000	77,229
Series 05-E, 5.35%, 7/15/2035	250,000	295,020
Series 06-E, 5.55%, 1/15/2037	217,000	262,887
Series 08-A, 5.95%, 2/1/2038	164,000	207,373
Series 13-A, 3.90%, 3/15/2043	275,000	280,514
Series B, 4.88%, 3/1/2049	270,000	319,391
Series C, 4.13%, 3/1/2048	278,000	297,502
Southern Co.:
4.25%, 7/1/2036	184,000	198,415
4.40%, 7/1/2046	1,107,000	1,228,892
Southern Power Co.:
5.15%, 9/15/2041	340,000	385,448
5.25%, 7/15/2043	115,000	130,845
Series F, 4.95%, 12/15/2046	61,000	67,805
Southwestern Electric Power Co.:
6.20%, 3/15/2040	140,000	185,038
Series J, 3.90%, 4/1/2045	270,000	280,063
Series L, 3.85%, 2/1/2048	240,000	248,143
Southwestern Public Service Co.:
3.40%, 8/15/2046	20,000	20,123
3.70%, 8/15/2047	212,000	223,512
3.75%, 6/15/2049	100,000	106,475
4.50%, 8/15/2041	31,000	35,653
Series 6, 4.40%, 11/15/2048	20,000	23,423
Tampa Electric Co.:
3.63%, 6/15/2050 (b)	60,000	63,364
4.10%, 6/15/2042	31,000	33,866
4.30%, 6/15/2048	100,000	115,639
4.35%, 5/15/2044	153,000	174,666

281

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 6/15/2049	$ 228,000	$ 269,966
Toledo Edison Co. 6.15%, 5/15/2037	57,000	77,541
Tucson Electric Power Co. 4.85%, 12/1/2048	116,000	141,615
Union Electric Co.:
3.25%, 10/1/2049	150,000	148,943
3.65%, 4/15/2045	72,000	76,032
3.90%, 9/15/2042	170,000	185,591
4.00%, 4/1/2048	51,000	56,947
5.30%, 8/1/2037	95,000	119,052
8.45%, 3/15/2039	54,000	89,761
Virginia Electric & Power Co.:
3.30%, 12/1/2049	150,000	152,562
4.45%, 2/15/2044	215,000	250,561
4.60%, 12/1/2048	40,000	49,204
8.88%, 11/15/2038	143,000	242,326
Series A, 6.00%, 5/15/2037	327,000	439,959
Series B, 4.20%, 5/15/2045	250,000	284,095
Series B, 6.00%, 1/15/2036	112,000	148,692
Series C, 4.00%, 11/15/2046	254,000	281,003
Westar Energy, Inc.:
3.25%, 9/1/2049	149,000	146,640
4.10%, 4/1/2043	120,000	133,571
4.13%, 3/1/2042	202,000	224,773
4.25%, 12/1/2045	110,000	126,433
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	270,000	315,079
5.70%, 12/1/2036	94,000	123,729
Wisconsin Power & Light Co. 6.38%, 8/15/2037	87,000	119,190
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	246,000	245,936
4.75%, 11/1/2044	77,000	93,976
Xcel Energy, Inc.:
2.60%, 12/1/2029	62,000	61,334
3.50%, 12/1/2049	303,000	307,981
6.50%, 7/1/2036	246,000	333,842
		74,348,499
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
5.25%, 11/15/2039	34,000	42,626
6.13%, 4/15/2039	62,000	84,522
		127,148
ELECTRONICS — 0.2%
Amphenol Corp. 2.80%, 2/15/2030	320,000	317,872
Fortive Corp. 4.30%, 6/15/2046	172,000	178,101
Honeywell International, Inc.:
3.81%, 11/21/2047	134,000	152,401
5.70%, 3/15/2037 (b)	186,000	252,402
5.38%, 3/1/2041	145,000	193,800
Security Description	Principal Amount	Value
Tyco Electronics Group SA 7.13%, 10/1/2037	$ 147,000	$ 216,060
		1,310,636
ENVIRONMENTAL CONTROL — 0.2%
Republic Services, Inc.:
5.70%, 5/15/2041	160,000	207,423
6.20%, 3/1/2040	100,000	137,004
Waste Management, Inc.:
3.90%, 3/1/2035	228,000	251,386
4.00%, 7/15/2039	132,000	146,974
4.10%, 3/1/2045	384,000	436,362
4.15%, 7/15/2049	191,000	218,307
		1,397,456
FOOD — 1.8%
Campbell Soup Co.:
3.80%, 8/2/2042	176,000	172,549
4.80%, 3/15/2048	147,000	170,532
Conagra Brands, Inc.:
5.30%, 11/1/2038	247,000	293,315
5.40%, 11/1/2048	401,000	490,547
8.25%, 9/15/2030	68,000	94,909
General Mills, Inc.:
4.15%, 2/15/2043	130,000	139,194
4.55%, 4/17/2038	125,000	144,913
4.70%, 4/17/2048 (b)	209,000	250,781
5.40%, 6/15/2040	126,000	157,102
Hershey Co 3.13%, 11/15/2049	50,000	49,714
Hershey Co. 3.38%, 8/15/2046	183,000	188,532
JM Smucker Co.:
4.25%, 3/15/2035	152,000	164,818
4.38%, 3/15/2045	179,000	196,001
Kellogg Co.:
4.50%, 4/1/2046	121,000	134,501
Series B, 7.45%, 4/1/2031	294,000	414,275
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	139,000	171,381
Kraft Heinz Foods Co.:
3.75%, 4/1/2030 (e)	239,000	246,356
4.38%, 6/1/2046	641,000	631,712
4.63%, 10/1/2039 (e)	80,000	83,319
4.88%, 10/1/2049 (e)	375,000	394,943
5.00%, 7/15/2035	567,000	630,714
5.00%, 6/4/2042	493,000	527,904
5.20%, 7/15/2045	1,166,000	1,270,462
6.50%, 2/9/2040	163,000	197,887
6.75%, 3/15/2032	36,000	45,311
6.88%, 1/26/2039	377,000	469,836
Kroger Co.:
3.88%, 10/15/2046	33,000	32,192
4.45%, 2/1/2047	126,000	133,744
4.65%, 1/15/2048 (b)	420,000	459,203

282

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/15/2042	$ 185,000	$ 205,509
5.15%, 8/1/2043	167,000	189,313
5.40%, 7/15/2040	250,000	290,323
5.40%, 1/15/2049	326,000	396,859
6.90%, 4/15/2038	108,000	143,752
7.50%, 4/1/2031	75,000	103,720
Mondelez International, Inc. 4.63%, 5/7/2048	105,000	121,859
Sysco Corp.:
4.45%, 3/15/2048	150,000	173,405
4.85%, 10/1/2045	504,000	605,768
Tyson Foods, Inc.:
4.55%, 6/2/2047	226,000	258,973
4.88%, 8/15/2034	220,000	263,355
5.10%, 9/28/2048	702,000	882,709
5.15%, 8/15/2044	116,000	141,258
		12,133,450
FOREST PRODUCTS & PAPER — 0.4%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047	115,000	119,545
Georgia-Pacific LLC:
7.75%, 11/15/2029	193,000	275,031
8.88%, 5/15/2031	73,000	113,784
International Paper Co.:
4.35%, 8/15/2048	338,000	359,622
4.40%, 8/15/2047	455,000	486,927
4.80%, 6/15/2044	379,000	416,400
5.00%, 9/15/2035	135,000	158,996
5.15%, 5/15/2046	145,000	166,709
6.00%, 11/15/2041	220,000	274,377
7.30%, 11/15/2039	205,000	283,823
Suzano Austria GmbH 5.00%, 1/15/2030	250,000	263,310
		2,918,524
GAS — 0.9%
Atmos Energy Corp.:
3.38%, 9/15/2049 (b)	160,000	162,379
4.13%, 10/15/2044	95,000	107,619
4.13%, 3/15/2049	195,000	224,388
4.15%, 1/15/2043	116,000	130,614
5.50%, 6/15/2041	278,000	358,270
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	1,000	1,050
5.85%, 1/15/2041	98,000	123,216
6.63%, 11/1/2037	51,000	67,257
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	172,000	191,593
4.80%, 11/1/2043	153,000	173,923
Series C, 3.90%, 11/15/2049 (b)	155,000	154,721
NiSource, Inc.:
3.95%, 3/30/2048	565,000	592,058
Security Description	Principal Amount	Value
4.38%, 5/15/2047	$ 321,000	$ 356,493
4.80%, 2/15/2044	302,000	350,000
5.25%, 2/15/2043	110,000	133,401
5.65%, 2/1/2045	167,000	212,579
5.95%, 6/15/2041	166,000	212,324
ONE Gas, Inc.:
4.50%, 11/1/2048	154,000	184,415
4.66%, 2/1/2044	109,000	129,739
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	295,000	292,413
Southern California Gas Co.:
3.75%, 9/15/2042	380,000	399,068
5.13%, 11/15/2040	100,000	122,440
Series VV, 4.30%, 1/15/2049	71,000	81,042
Series WW, 3.95%, 2/15/2050	125,000	136,348
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	43,000	46,963
4.40%, 5/30/2047	131,000	144,703
5.88%, 3/15/2041	390,000	494,387
Southwest Gas Corp.:
3.80%, 9/29/2046	177,000	180,791
4.15%, 6/1/2049	55,000	60,127
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	122,000	124,705
Series MTN, 3.65%, 9/15/2049	100,000	100,355
		6,049,381
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc. 4.10%, 3/1/2048	71,000	80,314
Stanley Black & Decker, Inc.:
4.85%, 11/15/2048	100,000	123,642
5.20%, 9/1/2040	381,000	473,507
		677,463
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
4.75%, 11/30/2036	555,000	691,386
4.75%, 4/15/2043	174,000	218,588
4.90%, 11/30/2046	949,000	1,244,329
5.30%, 5/27/2040	206,000	272,130
6.00%, 4/1/2039	137,000	191,501
6.15%, 11/30/2037	160,000	226,347
Baxter International, Inc. 3.50%, 8/15/2046	135,000	131,579
Boston Scientific Corp.:
4.55%, 3/1/2039	410,000	481,619
4.70%, 3/1/2049	285,000	346,184
7.00%, 11/15/2035	135,000	189,186
7.38%, 1/15/2040	130,000	197,798
Danaher Corp. 4.38%, 9/15/2045	127,000	149,338
DH Europe Finance II Sarl:
3.25%, 11/15/2039	250,000	253,080

283

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 11/15/2049	$ 225,000	$ 230,663
Koninklijke Philips NV:
5.00%, 3/15/2042	191,000	231,097
6.88%, 3/11/2038	213,000	304,639
Medtronic, Inc.:
4.38%, 3/15/2035	581,000	687,108
4.63%, 3/15/2045	588,000	738,904
Stryker Corp.:
4.10%, 4/1/2043	40,000	43,642
4.38%, 5/15/2044 (b)	216,000	246,156
4.63%, 3/15/2046	302,000	363,602
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	135,000	153,121
5.30%, 2/1/2044	130,000	165,478
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045 (b)	111,000	117,303
		7,874,778
HEALTH CARE SERVICES — 3.8%
Adventist Health System 3.63%, 3/1/2049	60,000	58,670
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	250,000	250,160
4.27%, 8/15/2048	30,000	34,167
Aetna, Inc.:
3.88%, 8/15/2047	304,000	308,095
4.13%, 11/15/2042	188,000	192,081
4.50%, 5/15/2042	208,000	222,907
4.75%, 3/15/2044	94,000	104,358
6.63%, 6/15/2036	510,000	692,075
6.75%, 12/15/2037	143,000	192,502
AHS Hospital Corp. 5.02%, 7/1/2045	132,000	163,359
Allina Health System Series 2019, 3.89%, 4/15/2049	100,000	106,748
Anthem, Inc.:
3.70%, 9/15/2049	281,000	280,070
4.38%, 12/1/2047	274,000	300,907
4.55%, 3/1/2048	140,000	158,239
4.63%, 5/15/2042	669,000	752,016
4.65%, 1/15/2043	210,000	237,539
4.65%, 8/15/2044	348,000	392,189
5.10%, 1/15/2044	150,000	177,768
5.85%, 1/15/2036	2,000	2,463
5.95%, 12/15/2034	154,000	193,647
6.38%, 6/15/2037	125,000	163,200
Ascension Health:
3.95%, 11/15/2046	280,000	313,762
4.85%, 11/15/2053	246,000	310,513
Series B, 3.11%, 11/15/2039	45,000	44,193
Baylor Scott & White Holdings:
3.97%, 11/15/2046	87,000	93,896
4.19%, 11/15/2045	191,000	213,739
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	92,000	103,679
Security Description	Principal Amount	Value
Children's Hospital Medical Center 4.27%, 5/15/2044	$ 105,000	$ 119,118
City of Hope Series 2018, 4.38%, 8/15/2048	150,000	171,864
CommonSpirit Health:
3.82%, 10/1/2049	130,000	127,440
4.19%, 10/1/2049	507,000	509,702
4.35%, 11/1/2042	219,000	223,724
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048	100,000	109,878
Dignity Health 5.27%, 11/1/2064	146,000	165,768
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	42,000	47,255
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	170,000	191,643
4.50%, 7/1/2057	87,000	101,531
HCA, Inc.:
5.13%, 6/15/2039	494,000	546,329
5.25%, 6/15/2049	819,000	916,469
5.50%, 6/15/2047	370,000	426,776
Humana, Inc.:
3.95%, 8/15/2049	200,000	209,120
4.63%, 12/1/2042	131,000	144,265
4.80%, 3/15/2047	70,000	81,954
4.95%, 10/1/2044	239,000	281,336
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	115,000	129,020
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	91,000	100,419
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	394,000	450,740
4.88%, 4/1/2042	289,000	352,201
Series 2019, 3.27%, 11/1/2049	335,000	336,347
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	259,000	290,412
Mayo Clinic:
3.77%, 11/15/2043	190,000	202,918
Series 2013, 4.00%, 11/15/2047	51,000	56,722
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	300,000	342,864
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	357,000	406,255
Series 2015, 4.20%, 7/1/2055	222,000	258,273
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	160,000	179,850
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	280,000	288,669
Series 2019, 3.74%, 7/1/2049	145,000	144,975
New York and Presbyterian Hospital:
4.02%, 8/1/2045	21,000	23,312
4.06%, 8/1/2056	204,000	224,457
Series 2019, 3.95%, 8/1/2119	175,000	174,984

284

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	$ 150,000	$ 151,193
3.98%, 11/1/2046	259,000	266,009
4.26%, 11/1/2047	349,000	375,541
NYU Langone Hospitals:
4.37%, 7/1/2047	130,000	147,801
4.78%, 7/1/2044	326,000	385,870
Orlando Health Obligated Group 4.09%, 10/1/2048	65,000	71,026
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	213,000	238,036
Series 2017, 3.77%, 7/1/2048	40,000	41,763
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	124,663
Providence St. Joseph Health Obligated Group:
Series A, 3.93%, 10/1/2048	185,000	199,160
Series I, 3.74%, 10/1/2047	195,000	198,793
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	125,000	125,253
4.70%, 3/30/2045	81,000	90,424
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	100,000	98,289
3.95%, 7/1/2046	187,000	199,228
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	150,000	150,227
Stanford Health Care Series 2018, 3.80%, 11/15/2048	345,000	373,514
Sutter Health Series 2018, 4.09%, 8/15/2048	150,000	165,333
Texas Health Resources 4.33%, 11/15/2055	43,000	49,677
Toledo Hospital:
5.75%, 11/15/2038	175,000	201,264
6.02%, 11/15/2048	110,000	123,170
Trinity Health Corp. 4.13%, 12/1/2045	165,000	181,022
UnitedHealth Group, Inc.:
3.50%, 8/15/2039	205,000	215,775
3.70%, 8/15/2049	280,000	300,560
3.75%, 10/15/2047	263,000	281,831
3.88%, 8/15/2059	592,000	640,550
3.95%, 10/15/2042	221,000	242,673
4.20%, 1/15/2047	154,000	177,006
4.25%, 3/15/2043	186,000	213,848
4.25%, 4/15/2047	300,000	344,550
4.25%, 6/15/2048	414,000	479,619
4.38%, 3/15/2042	395,000	455,700
4.45%, 12/15/2048	286,000	341,753
4.63%, 7/15/2035	100,000	121,351
4.63%, 11/15/2041	165,000	196,601
4.75%, 7/15/2045	244,000	300,122
5.70%, 10/15/2040	276,000	358,990
5.80%, 3/15/2036	549,000	728,243
5.95%, 2/15/2041	164,000	222,181
Security Description	Principal Amount	Value
6.50%, 6/15/2037	$ 742,000	$ 1,057,001
6.63%, 11/15/2037	151,000	216,640
6.88%, 2/15/2038	164,000	242,940
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	240,000	287,928
		25,782,650
HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 4.50%, 6/1/2046	176,000	183,077
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 3.95%, 8/1/2047	108,000	117,827
Kimberly-Clark Corp.:
3.20%, 7/30/2046	305,000	305,387
3.90%, 5/4/2047	111,000	124,393
5.30%, 3/1/2041	109,000	142,721
6.63%, 8/1/2037	3,000	4,419
		694,747
INSURANCE — 4.2%
ACE Capital Trust II 9.70%, 4/1/2030	240,000	361,692
Aflac, Inc.:
4.00%, 10/15/2046	30,000	32,797
4.75%, 1/15/2049	180,000	219,537
Alleghany Corp. 4.90%, 9/15/2044	110,000	127,147
Allstate Corp.:
3.85%, 8/10/2049	150,000	167,574
4.20%, 12/15/2046	177,000	206,561
4.50%, 6/15/2043	281,000	337,040
5.35%, 6/1/2033	100,000	125,027
5.55%, 5/9/2035 (b)	124,000	159,307
5.95%, 4/1/2036	24,000	32,499
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	243,000	301,850
American Financial Group, Inc. 4.50%, 6/15/2047	162,000	176,329
American International Group, Inc.:
3.88%, 1/15/2035	271,000	287,984
4.38%, 1/15/2055	391,000	429,990
4.50%, 7/16/2044	508,000	585,861
4.70%, 7/10/2035	139,000	160,922
4.75%, 4/1/2048	298,000	360,434
4.80%, 7/10/2045	471,000	565,756
6.25%, 5/1/2036	411,000	548,422
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	141,000	193,239
Aon Corp. 6.25%, 9/30/2040	12,000	16,281
Aon PLC:
4.45%, 5/24/2043	51,000	55,547
4.60%, 6/14/2044	210,000	243,388

285

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 5/15/2045	$ 200,000	$ 235,848
Arch Capital Group US, Inc. 5.14%, 11/1/2043	192,000	235,210
Arch Capital Group, Ltd. 7.35%, 5/1/2034	165,000	235,628
Assurant, Inc. 3.70%, 2/22/2030	150,000	152,389
AXA Equitable Holdings, Inc. 5.00%, 4/20/2048	259,000	278,684
AXA SA 8.60%, 12/15/2030	196,000	285,778
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	719,000	848,442
4.25%, 1/15/2049	939,000	1,117,128
4.30%, 5/15/2043	10,000	11,588
4.40%, 5/15/2042	592,000	700,768
5.75%, 1/15/2040	1,000	1,388
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	509,000	620,395
Brighthouse Financial, Inc. 4.70%, 6/22/2047	563,000	521,152
Chubb Corp.:
6.00%, 5/11/2037	148,000	205,519
Series 1, 6.50%, 5/15/2038	261,000	382,516
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	165,000	191,684
4.35%, 11/3/2045	443,000	538,112
6.70%, 5/15/2036	60,000	87,772
Cincinnati Financial Corp. 6.13%, 11/1/2034	151,000	206,539
Everest Reinsurance Holdings, Inc. 4.87%, 6/1/2044	51,000	57,164
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	345,000	356,571
4.30%, 4/15/2043	94,000	104,895
4.40%, 3/15/2048 (b)	185,000	213,520
5.95%, 10/15/2036	81,000	105,831
6.10%, 10/1/2041	119,000	163,289
Lincoln National Corp.:
3.05%, 1/15/2030	187,000	189,184
4.35%, 3/1/2048	100,000	110,098
6.30%, 10/9/2037	109,000	141,826
7.00%, 6/15/2040	182,000	260,466
Loews Corp.:
4.13%, 5/15/2043	346,000	381,212
6.00%, 2/1/2035	23,000	30,168
Manulife Financial Corp. 5.38%, 3/4/2046	160,000	212,618
Markel Corp.:
4.15%, 9/17/2050	94,000	97,038
4.30%, 11/1/2047	120,000	124,830
5.00%, 4/5/2046	167,000	193,580
5.00%, 5/20/2049	344,000	400,378
Marsh & McLennan Cos., Inc.:
4.20%, 3/1/2048	76,000	86,091
Security Description	Principal Amount	Value
4.35%, 1/30/2047	$ 175,000	$ 202,289
4.75%, 3/15/2039	85,000	103,054
4.90%, 3/15/2049	355,000	450,055
5.88%, 8/1/2033	144,000	185,854
MetLife, Inc.:
4.05%, 3/1/2045	216,000	250,344
4.13%, 8/13/2042	328,000	373,867
4.60%, 5/13/2046	201,000	248,078
4.72%, 12/15/2044	570,000	693,787
4.88%, 11/13/2043	209,000	261,016
5.70%, 6/15/2035	245,000	328,239
5.88%, 2/6/2041	566,000	772,081
6.38%, 6/15/2034	78,000	111,296
6.40%, 12/15/2066	358,000	439,151
6.50%, 12/15/2032	88,000	123,938
10.75%, 8/1/2069	151,000	247,641
Nationwide Financial Services, Inc. 6.75%, 5/15/2087	116,000	134,010
Principal Financial Group, Inc.:
4.30%, 11/15/2046	57,000	64,731
4.35%, 5/15/2043	120,000	136,250
4.63%, 9/15/2042	50,000	58,360
6.05%, 10/15/2036	141,000	184,209
Progressive Corp 3.70%, 1/26/2045	185,000	200,557
Progressive Corp.:
4.13%, 4/15/2047	364,000	428,490
4.20%, 3/15/2048	68,000	79,887
4.35%, 4/25/2044	239,000	280,517
6.25%, 12/1/2032	119,000	164,739
Prudential Financial, Inc.:
3.91%, 12/7/2047	519,000	561,677
3.94%, 12/7/2049	307,000	335,072
Series B, 5.75%, 7/15/2033	120,000	154,336
Series MTN, 3.70%, 3/13/2051	450,000	473,805
Series MTN, 4.35%, 2/25/2050	525,000	605,146
Series MTN, 4.42%, 3/27/2048	285,000	330,361
Series MTN, 4.60%, 5/15/2044	53,000	62,561
Series MTN, 5.70%, 12/14/2036	13,000	17,609
Series MTN, 6.63%, 12/1/2037	57,000	79,060
Series MTN, 6.63%, 6/21/2040	32,000	45,111
Selective Insurance Group, Inc. 5.38%, 3/1/2049	100,000	117,607
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	23,000	34,235
Travelers Cos., Inc.:
3.75%, 5/15/2046	190,000	206,481
4.00%, 5/30/2047	256,000	289,226
4.05%, 3/7/2048	120,000	137,946
4.10%, 3/4/2049	201,000	233,636
4.30%, 8/25/2045	170,000	200,005
4.60%, 8/1/2043 (b)	125,000	153,679
5.35%, 11/1/2040	170,000	221,517
6.75%, 6/20/2036	159,000	229,462
Series MTN, 6.25%, 6/15/2037	227,000	316,467

286

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Travelers Property Casualty Corp. 6.38%, 3/15/2033	$ 69,000	$ 95,723
Unum Group:
4.50%, 12/15/2049	318,000	311,764
5.75%, 8/15/2042	145,000	163,953
Voya Financial, Inc.:
4.80%, 6/15/2046	150,000	173,526
5.70%, 7/15/2043	152,000	192,285
Willis North America, Inc.:
3.88%, 9/15/2049	220,000	220,455
5.05%, 9/15/2048	100,000	117,758
WR Berkley Corp. 4.75%, 8/1/2044	44,000	49,480
XLIT, Ltd.:
5.25%, 12/15/2043	35,000	44,997
5.50%, 3/31/2045	172,000	218,669
		28,696,532
INTERNET — 1.0%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	300,000	321,528
4.20%, 12/6/2047 (b)	668,000	746,249
4.40%, 12/6/2057	271,000	311,639
4.50%, 11/28/2034	469,000	532,653
Amazon.com, Inc.:
3.88%, 8/22/2037	749,000	850,280
4.05%, 8/22/2047	985,000	1,162,448
4.25%, 8/22/2057	640,000	775,961
4.80%, 12/5/2034	678,000	852,422
4.95%, 12/5/2044	778,000	1,017,196
eBay, Inc. 4.00%, 7/15/2042	153,000	151,415
Expedia Group, Inc. 3.25%, 2/15/2030 (e)	265,000	255,667
		6,977,458
IRON/STEEL — 0.4%
ArcelorMittal:
6.75%, 3/1/2041	252,000	301,876
7.00%, 10/15/2039	186,000	227,054
Nucor Corp.:
4.40%, 5/1/2048	280,000	318,480
5.20%, 8/1/2043	142,000	177,770
6.40%, 12/1/2037	31,000	42,239
Steel Dynamics, Inc. 3.45%, 4/15/2030	75,000	76,037
Vale Overseas, Ltd.:
6.88%, 11/21/2036	368,000	476,917
6.88%, 11/10/2039	613,000	799,315
8.25%, 1/17/2034	224,000	314,418
Vale SA 5.63%, 9/11/2042	123,000	144,393
		2,878,499
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 4.63%, 7/28/2045	98,000	102,466
Security Description	Principal Amount	Value
LODGING — 0.0% (a)
Choice Hotels International, Inc. 3.70%, 12/1/2029	$ 150,000	$ 151,141
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	186,000	224,042
Caterpillar, Inc.:
3.25%, 9/19/2049	156,000	156,635
3.80%, 8/15/2042	368,000	410,912
4.30%, 5/15/2044 (b)	212,000	248,663
4.75%, 5/15/2064	229,000	289,271
5.20%, 5/27/2041	291,000	377,281
5.30%, 9/15/2035	150,000	190,191
6.05%, 8/15/2036	137,000	187,330
		2,084,325
MACHINERY-DIVERSIFIED — 0.2%
Crane Co. 4.20%, 3/15/2048	93,000	93,332
Deere & Co.:
2.88%, 9/7/2049	374,000	354,107
3.90%, 6/9/2042	294,000	331,382
7.13%, 3/3/2031	71,000	100,226
Dover Corp.:
5.38%, 10/15/2035	57,000	68,220
5.38%, 3/1/2041	111,000	135,430
Rockwell Automation, Inc. 4.20%, 3/1/2049	168,000	195,631
Xylem, Inc. 4.38%, 11/1/2046	157,000	167,974
		1,446,302
MEDIA — 5.9%
CBS Corp.:
4.60%, 1/15/2045	309,000	341,324
4.85%, 7/1/2042	94,000	104,660
4.90%, 8/15/2044	119,000	134,452
5.50%, 5/15/2033	71,000	85,087
5.90%, 10/15/2040	265,000	327,142
7.88%, 7/30/2030	837,000	1,174,721
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/2050	555,000	585,303
5.13%, 7/1/2049	420,000	456,796
5.38%, 4/1/2038	479,000	546,879
5.38%, 5/1/2047	781,000	877,992
5.75%, 4/1/2048	1,028,000	1,201,938
6.38%, 10/23/2035	677,000	854,834
6.48%, 10/23/2045	913,000	1,136,886
6.83%, 10/23/2055	146,000	188,067
Comcast Corp.:
2.65%, 2/1/2030	60,000	60,281

287

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 7/15/2036	$ 543,000	$ 555,657
3.25%, 11/1/2039	350,000	355,274
3.40%, 7/15/2046	396,000	401,267
3.45%, 2/1/2050	480,000	492,840
3.90%, 3/1/2038	220,000	243,899
3.97%, 11/1/2047	1,136,000	1,251,827
4.00%, 8/15/2047	320,000	353,478
4.00%, 3/1/2048	34,000	37,674
4.00%, 11/1/2049	590,000	655,130
4.05%, 11/1/2052	586,000	658,266
4.20%, 8/15/2034	234,000	269,610
4.25%, 10/15/2030	361,000	412,562
4.25%, 1/15/2033	376,000	434,810
4.40%, 8/15/2035	156,000	182,653
4.50%, 1/15/2043	279,000	327,041
4.60%, 10/15/2038	1,165,000	1,389,449
4.60%, 8/15/2045	767,000	920,193
4.65%, 7/15/2042	142,000	170,795
4.70%, 10/15/2048	958,000	1,182,019
4.75%, 3/1/2044	428,000	520,602
4.95%, 10/15/2058	839,000	1,092,294
5.65%, 6/15/2035	195,000	254,931
6.40%, 5/15/2038	371,000	521,797
6.45%, 3/15/2037	114,000	161,017
6.50%, 11/15/2035	368,000	519,546
6.55%, 7/1/2039	135,000	194,033
6.95%, 8/15/2037	588,000	868,646
7.05%, 3/15/2033	614,000	883,908
Discovery Communications LLC:
4.88%, 4/1/2043	395,000	433,682
4.95%, 5/15/2042	210,000	232,764
5.00%, 9/20/2037	436,000	494,097
5.20%, 9/20/2047	232,000	270,417
5.30%, 5/15/2049	100,000	118,477
6.35%, 6/1/2040	282,000	360,754
Fox Corp.:
5.48%, 1/25/2039 (e)	389,000	475,965
5.58%, 1/25/2049 (e)	519,000	660,261
Grupo Televisa SAB:
5.00%, 5/13/2045	207,000	216,079
5.25%, 5/24/2049	565,000	611,177
6.13%, 1/31/2046 (b)	368,000	443,985
6.63%, 1/15/2040	107,000	133,728
8.50%, 3/11/2032	2,000	2,695
NBCUniversal Media LLC:
4.45%, 1/15/2043	607,000	706,548
5.95%, 4/1/2041	128,000	176,320
6.40%, 4/30/2040	450,000	639,009
Thomson Reuters Corp.:
5.50%, 8/15/2035	190,000	214,588
5.65%, 11/23/2043	100,000	118,634
5.85%, 4/15/2040	131,000	157,170
Time Warner Cable LLC:
4.50%, 9/15/2042	147,000	150,496
5.50%, 9/1/2041	346,000	388,665
Security Description	Principal Amount	Value
5.88%, 11/15/2040	$ 596,000	$ 693,488
6.55%, 5/1/2037	361,000	446,741
6.75%, 6/15/2039	452,000	570,370
7.30%, 7/1/2038	495,000	646,604
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	443,000	621,972
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	190,000	226,712
Series B, 7.00%, 3/1/2032	123,000	177,355
Series GMTN, 4.13%, 6/1/2044	54,000	64,033
Series MTN, 3.00%, 7/30/2046	143,000	141,255
Series MTN, 3.70%, 12/1/2042	127,000	139,301
Viacom, Inc.:
4.38%, 3/15/2043	449,000	475,554
5.25%, 4/1/2044	143,000	166,295
5.85%, 9/1/2043	290,000	364,365
6.88%, 4/30/2036	248,000	332,109
Walt Disney Co:
4.95%, 10/15/2045	137,000	180,092
6.20%, 12/15/2034	224,000	315,347
6.40%, 12/15/2035	77,000	110,088
6.55%, 3/15/2033	765,000	1,089,964
7.75%, 12/1/2045	150,000	258,333
Walt Disney Co.:
2.75%, 9/1/2049	611,000	576,778
4.75%, 9/15/2044	245,000	310,562
4.75%, 11/15/2046	49,000	62,829
5.40%, 10/1/2043	415,000	566,396
6.65%, 11/15/2037	596,000	885,346
Series E, 4.13%, 12/1/2041	166,000	193,344
		40,008,324
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	35,000	38,095
4.38%, 6/15/2045	269,000	313,764
Valmont Industries, Inc.:
5.00%, 10/1/2044	100,000	102,302
5.25%, 10/1/2054	256,000	260,547
		714,708
MINING — 1.3%
Barrick Gold Corp.:
5.25%, 4/1/2042	284,000	341,158
6.45%, 10/15/2035 (b)	95,000	123,531
Barrick North America Finance LLC:
5.70%, 5/30/2041	264,000	326,283
5.75%, 5/1/2043	124,000	158,828
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	594,000	754,101
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	239,000	272,271
5.00%, 9/30/2043	788,000	1,013,975

288

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Newmont Mining Corp.:
4.88%, 3/15/2042	$ 189,000	$ 221,003
5.45%, 6/9/2044	323,000	401,189
5.88%, 4/1/2035	138,000	179,705
6.25%, 10/1/2039	301,000	399,234
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	68,000	85,857
6.13%, 12/15/2033	60,000	81,441
7.25%, 3/15/2031	66,000	92,570
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042 (b)	444,000	509,019
4.75%, 3/22/2042	325,000	398,076
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	252,000	330,327
Southern Copper Corp.:
5.25%, 11/8/2042	518,000	595,954
5.88%, 4/23/2045	223,000	278,770
6.75%, 4/16/2040	314,000	419,997
7.50%, 7/27/2035	280,000	386,252
Teck Resources, Ltd.:
5.20%, 3/1/2042	219,000	226,691
5.40%, 2/1/2043	304,000	321,209
6.00%, 8/15/2040	108,000	120,379
6.13%, 10/1/2035	155,000	182,043
6.25%, 7/15/2041	190,000	218,120
		8,437,983
MISCELLANEOUS MANUFACTURER — 1.4%
3M Co.:
3.25%, 8/26/2049	220,000	213,473
Series MTN, 3.13%, 9/19/2046	150,000	142,815
Series MTN, 3.63%, 10/15/2047	85,000	87,671
Series MTN, 3.88%, 6/15/2044	142,000	151,045
Series MTN, 4.00%, 9/14/2048	437,000	480,962
Series MTN, 5.70%, 3/15/2037	133,000	176,800
Eaton Corp.:
3.92%, 9/15/2047	157,000	169,656
4.00%, 11/2/2032	108,000	123,009
4.15%, 11/2/2042	290,000	324,939
General Electric Co.:
4.13%, 10/9/2042	277,000	287,196
Series A, 6.75%, 3/15/2032	1,078,000	1,383,764
Series GMTN, 6.15%, 8/7/2037	1,174,000	1,452,367
Series GMTN, 6.88%, 1/10/2039	750,000	998,100
Series MTN, 5.88%, 1/14/2038	1,348,000	1,630,393
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	357,000	412,506
4.88%, 9/15/2041	130,000	165,394
Ingersoll-Rand Global Holding Co., Ltd.:
4.30%, 2/21/2048	50,000	54,421
5.75%, 6/15/2043	96,000	122,746
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	250,000	279,595
Security Description	Principal Amount	Value
Parker-Hannifin Corp.:
4.00%, 6/14/2049	$ 188,000	$ 203,946
4.10%, 3/1/2047	195,000	211,990
Series MTN, 4.20%, 11/21/2034	23,000	25,336
Series MTN, 4.45%, 11/21/2044	177,000	199,406
Series MTN, 6.25%, 5/15/2038	177,000	235,290
		9,532,820
OIL & GAS — 5.1%
Apache Corp.:
4.25%, 1/15/2030 (b)	230,000	237,965
4.25%, 1/15/2044	465,000	428,335
4.75%, 4/15/2043	409,000	394,681
5.10%, 9/1/2040	240,000	244,118
5.25%, 2/1/2042	184,000	191,816
5.35%, 7/1/2049 (b)	100,000	104,615
6.00%, 1/15/2037	150,000	168,172
Burlington Resources LLC:
5.95%, 10/15/2036	274,000	368,590
7.20%, 8/15/2031	68,000	96,346
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	270,000	349,828
6.45%, 6/30/2033	300,000	384,591
6.50%, 2/15/2037	165,000	215,251
7.20%, 1/15/2032	163,000	218,738
Series GMTN, 4.95%, 6/1/2047	265,000	324,273
Cenovus Energy, Inc.:
5.25%, 6/15/2037	203,000	224,230
5.40%, 6/15/2047	403,000	467,673
6.75%, 11/15/2039	340,500	433,399
Concho Resources, Inc.:
4.85%, 8/15/2048	205,000	237,482
4.88%, 10/1/2047	360,000	417,334
Conoco Funding Co. 7.25%, 10/15/2031	189,000	268,896
ConocoPhillips 5.90%, 5/15/2038	285,000	386,925
ConocoPhillips Co.:
4.30%, 11/15/2044	566,000	664,659
5.90%, 10/15/2032	55,000	72,413
5.95%, 3/15/2046	164,000	234,440
6.50%, 2/1/2039	848,000	1,234,646
Continental Resources, Inc. 4.90%, 6/1/2044	160,000	170,203
Devon Energy Corp.:
4.75%, 5/15/2042	347,000	387,505
5.00%, 6/15/2045	331,000	386,555
5.60%, 7/15/2041	441,000	537,605
7.95%, 4/15/2032	40,000	56,753
Encana Corp.:
6.50%, 8/15/2034	119,000	140,334
6.50%, 2/1/2038	181,000	212,320
6.63%, 8/15/2037	133,000	157,816
7.20%, 11/1/2031	176,000	213,036
7.38%, 11/1/2031	20,000	24,492
8.13%, 9/15/2030	402,000	512,554

289

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
EOG Resources, Inc. 3.90%, 4/1/2035	$ 108,000	$ 120,029
Exxon Mobil Corp.:
3.00%, 8/16/2039	400,000	400,492
3.10%, 8/16/2049 (b)	634,000	633,119
3.57%, 3/6/2045	367,000	393,886
4.11%, 3/1/2046	525,000	614,875
Hess Corp.:
5.60%, 2/15/2041	514,000	605,379
5.80%, 4/1/2047	95,000	116,307
6.00%, 1/15/2040	150,000	177,045
7.13%, 3/15/2033	169,000	214,115
7.30%, 8/15/2031	498,000	633,336
Husky Energy, Inc. 6.80%, 9/15/2037	145,000	186,339
Marathon Oil Corp.:
6.60%, 10/1/2037	306,000	390,343
6.80%, 3/15/2032	211,000	266,919
Marathon Petroleum Corp.:
4.50%, 4/1/2048	142,000	151,095
4.75%, 9/15/2044	153,000	168,329
5.00%, 9/15/2054	200,000	217,396
6.50%, 3/1/2041	304,000	394,844
Noble Energy, Inc.:
4.20%, 10/15/2049	250,000	253,877
4.95%, 8/15/2047	137,000	151,743
5.05%, 11/15/2044	224,000	247,847
5.25%, 11/15/2043	194,000	217,276
6.00%, 3/1/2041	437,000	524,304
Occidental Petroleum Corp.:
4.10%, 2/15/2047	122,000	118,511
4.20%, 3/15/2048	135,000	134,177
4.30%, 8/15/2039	135,000	137,159
4.40%, 4/15/2046	186,000	188,896
4.40%, 8/15/2049	295,000	303,962
4.50%, 7/15/2044	444,000	448,444
4.63%, 6/15/2045	570,000	590,930
6.20%, 3/15/2040	271,000	323,742
6.45%, 9/15/2036	458,000	561,710
6.60%, 3/15/2046	378,000	489,381
7.50%, 5/1/2031	427,000	557,457
7.88%, 9/15/2031	305,000	405,034
7.95%, 6/15/2039	15,000	20,670
Petro-Canada:
5.35%, 7/15/2033	66,000	81,591
5.95%, 5/15/2035	174,000	226,136
6.80%, 5/15/2038	409,000	583,357
Phillips 66:
4.65%, 11/15/2034	259,000	304,763
4.88%, 11/15/2044	661,000	797,715
5.88%, 5/1/2042	419,000	564,100
Shell International Finance B.V.:
3.13%, 11/7/2049 (b)	123,000	121,304
3.63%, 8/21/2042	174,000	185,021
3.75%, 9/12/2046	176,000	192,958
Security Description	Principal Amount	Value
4.00%, 5/10/2046	$ 663,000	$ 755,064
4.13%, 5/11/2035	372,000	433,443
4.38%, 5/11/2045	1,318,000	1,572,269
4.55%, 8/12/2043	363,000	439,560
5.50%, 3/25/2040	279,000	378,078
6.38%, 12/15/2038	1,258,000	1,831,019
Suncor Energy, Inc.:
4.00%, 11/15/2047	246,000	268,568
5.95%, 12/1/2034	93,000	121,312
6.50%, 6/15/2038	340,000	472,729
6.85%, 6/1/2039	376,000	543,271
7.15%, 2/1/2032	101,000	141,312
Total Capital International SA:
2.83%, 1/10/2030	819,000	841,973
3.46%, 7/12/2049	230,000	243,080
Valero Energy Corp.:
4.90%, 3/15/2045	113,000	130,298
6.63%, 6/15/2037	539,000	715,636
7.50%, 4/15/2032	190,000	263,885
		34,735,999
OIL & GAS SERVICES — 0.6%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	273,000	321,070
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	482,000	495,501
Halliburton Co.:
4.50%, 11/15/2041	65,000	70,286
4.75%, 8/1/2043	385,000	427,300
4.85%, 11/15/2035	187,000	210,637
5.00%, 11/15/2045	648,000	739,446
6.70%, 9/15/2038	480,000	636,105
7.45%, 9/15/2039	228,000	328,732
National Oilwell Varco, Inc.:
3.60%, 12/1/2029	200,000	200,866
3.95%, 12/1/2042	319,000	296,070
		3,726,013
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	35,000	36,475
Sonoco Products Co. 5.75%, 11/1/2040	89,000	110,021
WestRock MWV LLC:
7.95%, 2/15/2031	137,000	188,878
8.20%, 1/15/2030	250,000	345,993
WRKCo, Inc. 4.20%, 6/1/2032	219,000	240,142
		921,509
PHARMACEUTICALS — 7.3%
AbbVie, Inc.:
4.05%, 11/21/2039 (e)	1,134,000	1,190,587
4.25%, 11/21/2049 (e)	1,680,000	1,781,774
4.30%, 5/14/2036	307,000	337,273

290

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 11/6/2042	$ 589,000	$ 637,810
4.45%, 5/14/2046	1,356,000	1,462,677
4.50%, 5/14/2035	671,000	754,385
4.70%, 5/14/2045	808,000	901,615
4.88%, 11/14/2048	1,098,000	1,266,675
Allergan Finance LLC 4.63%, 10/1/2042	387,000	403,269
Allergan Funding SCS:
4.55%, 3/15/2035	475,000	513,204
4.75%, 3/15/2045	860,000	935,775
4.85%, 6/15/2044	185,000	205,317
AmerisourceBergen Corp.:
4.25%, 3/1/2045	115,000	117,734
4.30%, 12/15/2047	472,000	488,978
AstraZeneca PLC:
4.00%, 9/18/2042	249,000	275,354
4.38%, 11/16/2045	137,000	161,290
4.38%, 8/17/2048 (b)	147,000	174,526
6.45%, 9/15/2037	860,000	1,216,685
Becton Dickinson and Co.:
4.67%, 6/6/2047	227,000	270,182
4.69%, 12/15/2044	362,000	421,223
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042	125,000	126,284
4.13%, 6/15/2039 (e)	420,000	484,205
4.25%, 10/26/2049 (e)	1,104,000	1,311,806
4.35%, 11/15/2047 (e)	746,000	885,950
4.50%, 3/1/2044 (b)	95,000	113,937
4.55%, 2/20/2048 (e)	427,000	523,400
4.63%, 5/15/2044 (e)	404,000	489,519
5.00%, 8/15/2045 (e)	580,000	743,560
5.25%, 8/15/2043 (e)	55,000	70,369
Cardinal Health, Inc.:
4.50%, 11/15/2044	62,000	61,198
4.90%, 9/15/2045	728,000	759,078
Cigna Corp.:
3.88%, 10/15/2047 (e)	270,000	276,272
4.80%, 8/15/2038	849,000	989,807
4.80%, 7/15/2046 (e)	175,000	202,561
4.90%, 12/15/2048	910,000	1,087,987
6.13%, 11/15/2041 (e)	136,000	172,662
CVS Health Corp.:
4.78%, 3/25/2038	618,000	703,142
4.88%, 7/20/2035	341,000	391,454
5.05%, 3/25/2048	2,447,000	2,902,754
5.13%, 7/20/2045	1,120,000	1,327,088
5.30%, 12/5/2043	890,000	1,069,833
6.13%, 9/15/2039	466,000	595,921
Eli Lilly & Co.:
3.88%, 3/15/2039	370,000	421,493
3.95%, 3/15/2049	386,000	446,224
4.15%, 3/15/2059	670,000	789,159
Express Scripts Holding Co. 4.80%, 7/15/2046	264,000	285,313
GlaxoSmithKline Capital, Inc.:
Security Description	Principal Amount	Value
5.38%, 4/15/2034	$ 126,000	$ 162,201
6.38%, 5/15/2038	976,000	1,409,022
Johnson & Johnson:
3.40%, 1/15/2038	660,000	708,206
3.50%, 1/15/2048 (b)	195,000	213,203
3.55%, 3/1/2036	252,000	276,149
3.63%, 3/3/2037	832,000	918,886
3.70%, 3/1/2046	575,000	648,635
3.75%, 3/3/2047	482,000	547,007
4.38%, 12/5/2033	160,000	191,046
4.50%, 9/1/2040	332,000	402,009
4.50%, 12/5/2043	119,000	147,033
4.85%, 5/15/2041	153,000	195,239
4.95%, 5/15/2033	115,000	144,065
5.85%, 7/15/2038	188,000	265,362
5.95%, 8/15/2037	25,000	35,714
McKesson Corp. 4.88%, 3/15/2044	185,000	199,384
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	111,000	132,326
5.90%, 11/1/2039	181,000	243,722
Merck & Co., Inc.:
3.60%, 9/15/2042	293,000	317,990
3.70%, 2/10/2045	509,000	562,832
3.90%, 3/7/2039	855,000	977,402
4.00%, 3/7/2049	450,000	526,739
4.15%, 5/18/2043	303,000	358,622
6.50%, 12/1/2033	20,000	28,493
6.55%, 9/15/2037	15,000	21,624
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	177,000	234,530
Mylan NV 5.25%, 6/15/2046	289,000	321,767
Mylan, Inc.:
5.20%, 4/15/2048	83,000	92,364
5.40%, 11/29/2043	303,000	332,612
Novartis Capital Corp.:
3.70%, 9/21/2042	219,000	240,725
4.00%, 11/20/2045	600,000	696,360
4.40%, 5/6/2044	493,000	599,394
Pfizer, Inc.:
4.00%, 12/15/2036	261,000	296,569
4.00%, 3/15/2049	531,000	611,871
4.10%, 9/15/2038	373,000	426,831
4.13%, 12/15/2046	407,000	473,626
4.20%, 9/15/2048	194,000	228,497
4.30%, 6/15/2043	181,000	212,492
4.40%, 5/15/2044	283,000	338,024
5.60%, 9/15/2040	240,000	323,234
7.20%, 3/15/2039	652,000	1,023,594
Wyeth LLC:
5.95%, 4/1/2037	956,000	1,303,525
6.00%, 2/15/2036	96,000	130,853
6.50%, 2/1/2034	673,000	944,522
Zoetis, Inc.:

291

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 9/12/2047	$ 71,000	$ 77,073
4.70%, 2/1/2043	403,000	481,246
		49,769,929
PIPELINES — 4.7%
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	175,000	222,056
Enable Midstream Partners L.P. 5.00%, 5/15/2044	113,000	103,670
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	100,000	119,182
7.38%, 10/15/2045	386,000	576,726
Series B, 7.50%, 4/15/2038	109,000	155,958
Enbridge, Inc.:
4.00%, 11/15/2049 (b)	100,000	104,873
4.50%, 6/10/2044	206,000	227,360
5.50%, 12/1/2046	326,000	418,770
Energy Transfer Operating L.P.:
4.90%, 3/15/2035	125,000	130,785
5.15%, 2/1/2043	150,000	153,646
5.15%, 3/15/2045	232,000	243,658
5.30%, 4/15/2047	335,000	358,303
5.95%, 10/1/2043	144,000	159,454
6.05%, 6/1/2041	355,000	400,525
6.13%, 12/15/2045	243,000	281,819
6.25%, 4/15/2049	518,000	627,977
6.50%, 2/1/2042	184,000	218,793
6.63%, 10/15/2036	209,000	249,226
7.50%, 7/1/2038	72,000	92,758
Series 20Y, 5.80%, 6/15/2038	100,000	113,563
Series 30Y, 6.00%, 6/15/2048	265,000	309,144
Enterprise Products Operating LLC:
4.20%, 1/31/2050	465,000	501,972
4.25%, 2/15/2048	410,000	444,743
4.45%, 2/15/2043	631,000	693,690
4.80%, 2/1/2049 (b)	363,000	427,781
4.85%, 8/15/2042	238,000	275,621
4.85%, 3/15/2044	699,000	808,764
4.90%, 5/15/2046	213,000	250,181
4.95%, 10/15/2054	125,000	144,177
5.10%, 2/15/2045	363,000	435,132
5.70%, 2/15/2042	116,000	148,090
5.95%, 2/1/2041	190,000	244,551
6.13%, 10/15/2039	171,000	224,097
6.45%, 9/1/2040	155,000	208,889
Series D, 6.88%, 3/1/2033	32,000	43,532
Series H, 6.65%, 10/15/2034	111,000	150,578
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	192,000	202,940
5.00%, 8/15/2042	150,000	164,112
5.00%, 3/1/2043	220,000	240,990
5.40%, 9/1/2044	79,000	90,702
5.50%, 3/1/2044	404,000	468,826
5.63%, 9/1/2041	149,000	172,754
5.80%, 3/15/2035	357,000	427,818
6.38%, 3/1/2041	245,000	304,278
Security Description	Principal Amount	Value
6.55%, 9/15/2040	$ 254,000	$ 321,155
7.30%, 8/15/2033	129,000	170,741
7.40%, 3/15/2031	146,000	188,908
7.50%, 11/15/2040	122,000	166,309
Series MTN, 6.95%, 1/15/2038	447,000	591,466
Kinder Morgan, Inc.:
5.05%, 2/15/2046	261,000	293,322
5.20%, 3/1/2048	235,000	272,783
5.30%, 12/1/2034	280,000	329,829
5.55%, 6/1/2045	687,000	819,701
Series GMTN, 7.75%, 1/15/2032	165,000	226,185
Series GMTN, 7.80%, 8/1/2031	160,000	219,272
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	200,000	206,258
4.20%, 10/3/2047	158,000	165,104
4.25%, 9/15/2046	52,000	55,651
4.85%, 2/1/2049	210,000	243,734
5.15%, 10/15/2043	280,000	327,922
MPLX L.P.:
4.50%, 4/15/2038	584,000	595,522
4.70%, 4/15/2048	256,000	260,654
4.90%, 4/15/2058	142,000	145,496
5.20%, 3/1/2047	359,000	387,903
5.20%, 12/1/2047 (e)	221,000	237,646
5.50%, 2/15/2049	479,000	543,416
ONEOK Partners L.P.:
6.13%, 2/1/2041	180,000	218,500
6.20%, 9/15/2043	223,000	277,689
6.65%, 10/1/2036	73,000	91,483
6.85%, 10/15/2037	166,000	212,517
ONEOK, Inc.:
4.45%, 9/1/2049	320,000	331,430
4.95%, 7/13/2047	152,000	166,539
5.20%, 7/15/2048	208,000	237,176
6.00%, 6/15/2035	161,000	194,341
Phillips 66 Partners L.P.:
4.68%, 2/15/2045	111,000	119,808
4.90%, 10/1/2046	127,000	142,751
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	125,000	114,114
4.70%, 6/15/2044	143,000	139,099
4.90%, 2/15/2045	180,000	179,302
5.15%, 6/1/2042	188,000	189,083
6.65%, 1/15/2037	204,000	241,461
Spectra Energy Partners L.P.:
4.50%, 3/15/2045	136,000	149,176
5.95%, 9/25/2043	171,000	215,007
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	113,000	111,690
5.30%, 4/1/2044	387,000	409,605
5.35%, 5/15/2045	232,000	248,395
5.40%, 10/1/2047	743,000	806,779
6.10%, 2/15/2042	379,000	418,556

292

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	$ 237,000	$ 318,272
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	156,000	210,230
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	393,000	449,038
4.75%, 5/15/2038	109,000	124,703
4.88%, 5/15/2048	430,000	510,462
5.00%, 10/16/2043	258,000	302,954
5.10%, 3/15/2049	262,000	320,570
5.60%, 3/31/2034	134,000	165,045
5.85%, 3/15/2036	182,000	225,493
6.10%, 6/1/2040	349,000	462,264
6.20%, 10/15/2037	304,000	396,756
7.25%, 8/15/2038 (b)	122,000	176,081
7.63%, 1/15/2039	343,000	515,838
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	74,000	78,037
4.60%, 3/15/2048	146,000	159,543
5.40%, 8/15/2041	238,000	277,970
Western Gas Partners L.P. 5.45%, 4/1/2044	117,000	103,146
Western Midstream Operating L.P.:
5.30%, 3/1/2048	155,000	134,560
5.50%, 8/15/2048	160,000	141,283
Williams Cos., Inc.:
4.85%, 3/1/2048	389,000	426,554
4.90%, 1/15/2045	344,000	371,761
5.10%, 9/15/2045	253,000	281,270
5.40%, 3/4/2044	255,000	286,964
5.75%, 6/24/2044	151,000	178,230
5.80%, 11/15/2043	75,000	88,941
6.30%, 4/15/2040	227,000	281,101
8.75%, 3/15/2032	150,000	215,322
Series A, 7.50%, 1/15/2031	109,000	140,435
		31,668,765
REAL ESTATE INVESTMENT TRUSTS — 1.5%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	178,000	175,941
3.38%, 8/15/2031	230,000	239,828
4.00%, 2/1/2050	175,000	192,132
4.85%, 4/15/2049	240,000	292,754
American Tower Corp. 3.70%, 10/15/2049	200,000	200,144
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	30,000	32,807
Series MTN, 4.15%, 7/1/2047	133,000	151,422
Series MTN, 4.35%, 4/15/2048	100,000	117,687
Boston Properties L.P. 2.90%, 3/15/2030	387,000	385,951
Camden Property Trust 3.35%, 11/1/2049	90,000	90,028
Security Description	Principal Amount	Value
Crown Castle International Corp.:
4.00%, 11/15/2049	$ 118,000	$ 123,014
4.75%, 5/15/2047	90,000	103,383
5.20%, 2/15/2049	58,000	71,652
CubeSmart L.P. 3.00%, 2/15/2030	200,000	198,188
ERP Operating L.P.:
2.50%, 2/15/2030	275,000	273,760
4.00%, 8/1/2047	101,000	112,087
4.50%, 7/1/2044	350,000	416,178
4.50%, 6/1/2045	12,000	14,261
Essex Portfolio L.P.:
3.00%, 1/15/2030	200,000	202,200
4.50%, 3/15/2048	125,000	143,484
Federal Realty Investment Trust 4.50%, 12/1/2044	219,000	253,306
GLP Capital L.P./GLP Financing II, Inc. 4.00%, 1/15/2030	190,000	194,588
HCP, Inc. 6.75%, 2/1/2041	182,000	257,292
Healthcare Trust of America Holdings L.P. 3.10%, 2/15/2030	284,000	282,767
Healthpeak Properties, Inc. 3.00%, 1/15/2030	300,000	300,237
Highwoods Realty L.P. 3.05%, 2/15/2030	100,000	98,710
Hospitality Properties Trust 4.38%, 2/15/2030	61,000	59,942
Host Hotels & Resorts L.P. Series H, 3.38%, 12/15/2029	274,000	276,534
Hudson Pacific Properties L.P. 3.25%, 1/15/2030	100,000	99,416
Kilroy Realty L.P. 3.05%, 2/15/2030	165,000	163,352
Kimco Realty Corp.:
3.70%, 10/1/2049	124,000	120,925
4.13%, 12/1/2046	237,000	249,587
4.25%, 4/1/2045	25,000	26,457
4.45%, 9/1/2047	87,000	95,777
Mid-America Apartments L.P. 2.75%, 3/15/2030	150,000	148,795
National Retail Properties, Inc. 4.80%, 10/15/2048	60,000	72,517
Prologis L.P. 4.38%, 9/15/2048	50,000	60,095
Realty Income Corp. 4.65%, 3/15/2047	153,000	186,310
Regency Centers L.P.:
4.40%, 2/1/2047	62,000	70,461
4.65%, 3/15/2049	100,000	118,341
Simon Property Group L.P.:
3.25%, 9/13/2049	410,000	398,663
4.25%, 10/1/2044	153,000	172,771
4.25%, 11/30/2046	139,000	158,826
4.75%, 3/15/2042	165,000	198,130

293

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 2/1/2040	$ 265,000	$ 388,853
Spirit Realty L.P. 3.40%, 1/15/2030	150,000	150,627
UDR, Inc.:
3.00%, 8/15/2031	75,000	74,969
3.10%, 11/1/2034	75,000	74,750
Series MTN, 3.20%, 1/15/2030	179,000	182,863
Ventas Realty L.P.:
3.00%, 1/15/2030	360,000	358,646
4.38%, 2/1/2045	61,000	65,828
4.88%, 4/15/2049	123,000	144,864
5.70%, 9/30/2043	56,000	70,095
VEREIT Operating Partnership L.P. 3.10%, 12/15/2029	200,000	196,652
Welltower, Inc.:
3.10%, 1/15/2030	240,000	243,382
4.95%, 9/1/2048	120,000	143,393
6.50%, 3/15/2041	181,000	244,355
Weyerhaeuser Co. 7.38%, 3/15/2032	380,000	525,251
		10,465,228
RETAIL — 3.3%
Darden Restaurants, Inc. 4.55%, 2/15/2048	179,000	181,791
Home Depot, Inc.:
3.50%, 9/15/2056	297,000	312,138
3.90%, 6/15/2047	299,000	338,531
4.20%, 4/1/2043	315,000	364,783
4.25%, 4/1/2046	36,000	42,439
4.40%, 3/15/2045	457,000	546,439
4.50%, 12/6/2048	417,000	515,224
4.88%, 2/15/2044	714,000	906,066
5.40%, 9/15/2040	317,000	418,139
5.88%, 12/16/2036	1,052,000	1,451,613
5.95%, 4/1/2041	328,000	462,542
Kohl's Corp. 5.55%, 7/17/2045	68,000	69,219
Lowe's Cos., Inc.:
3.70%, 4/15/2046	415,000	423,449
4.05%, 5/3/2047	387,000	418,095
4.25%, 9/15/2044	194,000	210,284
4.38%, 9/15/2045	230,000	255,447
4.55%, 4/5/2049	425,000	500,493
4.65%, 4/15/2042	243,000	278,609
5.50%, 10/15/2035	184,000	226,263
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	318,000	320,865
Series MTN, 3.63%, 9/1/2049	325,000	332,195
Series MTN, 3.70%, 2/15/2042	134,000	137,042
Series MTN, 4.45%, 3/1/2047	400,000	458,948
Series MTN, 4.45%, 9/1/2048	178,000	204,937
Series MTN, 4.60%, 5/26/2045	243,000	282,094
Series MTN, 4.70%, 12/9/2035	368,000	437,585
Series MTN, 4.88%, 7/15/2040	150,000	176,780
Series MTN, 4.88%, 12/9/2045	521,000	630,749
Security Description	Principal Amount	Value
Series MTN, 5.70%, 2/1/2039	$ 150,000	$ 192,633
Series MTN, 6.30%, 10/15/2037	80,000	108,840
Series MTN, 6.30%, 3/1/2038	147,000	200,136
Nordstrom, Inc.:
4.38%, 4/1/2030	125,000	127,420
5.00%, 1/15/2044	237,000	232,251
Starbucks Corp.:
3.55%, 8/15/2029	94,000	101,919
3.75%, 12/1/2047	95,000	97,797
4.30%, 6/15/2045	127,000	140,791
4.45%, 8/15/2049	180,000	208,586
4.50%, 11/15/2048	296,000	342,392
Target Corp.:
3.63%, 4/15/2046	611,000	668,128
3.90%, 11/15/2047	147,000	169,273
4.00%, 7/1/2042	219,000	251,548
6.50%, 10/15/2037	310,000	461,367
7.00%, 1/15/2038	311,000	483,412
Walgreen Co. 4.40%, 9/15/2042	90,000	90,418
Walgreens Boots Alliance, Inc.:
4.50%, 11/18/2034	140,000	145,030
4.65%, 6/1/2046	154,000	154,776
4.80%, 11/18/2044	630,000	640,401
Walmart, Inc.:
2.95%, 9/24/2049	220,000	217,862
3.63%, 12/15/2047	434,000	480,885
3.95%, 6/28/2038	856,000	994,877
4.00%, 4/11/2043	459,000	528,116
4.05%, 6/29/2048	721,000	856,440
4.30%, 4/22/2044	418,000	503,577
4.88%, 7/8/2040	300,000	384,909
5.00%, 10/25/2040	170,000	223,074
5.25%, 9/1/2035	507,000	669,184
5.63%, 4/1/2040	132,000	184,440
5.63%, 4/15/2041	197,000	280,711
6.20%, 4/15/2038	201,000	293,050
6.50%, 8/15/2037	287,000	430,371
7.55%, 2/15/2030	465,000	674,771
		22,442,144
SEMICONDUCTORS — 1.1%
Analog Devices, Inc. 5.30%, 12/15/2045	154,000	185,550
Applied Materials, Inc.:
4.35%, 4/1/2047 (b)	269,000	324,653
5.10%, 10/1/2035	140,000	176,043
5.85%, 6/15/2041 (b)	169,000	231,408
Intel Corp.:
3.25%, 11/15/2049	800,000	810,376
3.73%, 12/8/2047	485,000	533,612
4.00%, 12/15/2032	372,000	432,015
4.10%, 5/19/2046	366,000	422,818
4.10%, 5/11/2047	258,000	297,959
4.80%, 10/1/2041	400,000	501,488
4.90%, 7/29/2045	96,000	122,627

294

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
KLA-Tencor Corp. 5.00%, 3/15/2049	$ 110,000	$ 135,402
Lam Research Corp. 4.88%, 3/15/2049	165,000	207,433
Micron Technology, Inc. 4.66%, 2/15/2030	212,000	233,526
QUALCOMM, Inc.:
4.30%, 5/20/2047	390,000	446,866
4.65%, 5/20/2035	228,000	271,623
4.80%, 5/20/2045	705,000	863,139
Texas Instruments, Inc.:
3.88%, 3/15/2039	509,000	578,275
4.15%, 5/15/2048	466,000	556,632
		7,331,445
SOFTWARE — 3.2%
Activision Blizzard, Inc. 4.50%, 6/15/2047	82,000	93,951
Fiserv, Inc. 4.40%, 7/1/2049	626,000	711,994
Microsoft Corp.:
3.45%, 8/8/2036	214,000	234,640
3.50%, 2/12/2035	474,000	523,178
3.50%, 11/15/2042	522,000	569,293
3.70%, 8/8/2046	1,534,000	1,731,104
3.75%, 5/1/2043	355,000	396,602
3.75%, 2/12/2045	1,019,000	1,157,533
3.95%, 8/8/2056	819,000	967,411
4.00%, 2/12/2055	682,000	806,492
4.10%, 2/6/2037	761,000	898,688
4.20%, 11/3/2035	431,000	511,817
4.25%, 2/6/2047	961,000	1,180,002
4.45%, 11/3/2045	583,000	730,738
4.50%, 10/1/2040	440,000	547,254
4.50%, 2/6/2057	671,000	869,790
4.75%, 11/3/2055	217,000	290,359
4.88%, 12/15/2043	110,000	143,664
5.20%, 6/1/2039	444,000	598,303
5.30%, 2/8/2041	370,000	508,199
Oracle Corp.:
3.25%, 5/15/2030	440,000	469,106
3.80%, 11/15/2037	582,000	635,154
3.85%, 7/15/2036	356,000	391,369
3.90%, 5/15/2035	573,000	638,998
4.00%, 7/15/2046	1,311,000	1,456,246
4.00%, 11/15/2047	593,000	661,883
4.13%, 5/15/2045	688,000	775,988
4.30%, 7/8/2034	481,000	563,275
4.38%, 5/15/2055	288,000	341,580
4.50%, 7/8/2044	303,000	358,222
5.38%, 7/15/2040	621,000	808,710
6.13%, 7/8/2039	390,000	548,570
6.50%, 4/15/2038	348,000	502,853
		21,622,966
Security Description	Principal Amount	Value
TELECOMMUNICATIONS — 8.4%
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	$ 508,000	$ 570,164
4.38%, 4/22/2049	365,000	417,140
6.13%, 11/15/2037	100,000	132,428
6.13%, 3/30/2040	516,000	693,230
6.38%, 3/1/2035	202,000	271,141
AT&T, Inc.:
4.30%, 2/15/2030	1,494,000	1,659,864
4.30%, 12/15/2042	328,000	351,052
4.35%, 6/15/2045	876,000	945,878
4.50%, 5/15/2035	1,252,000	1,395,454
4.50%, 3/9/2048	1,398,000	1,544,958
4.55%, 3/9/2049	787,000	873,979
4.65%, 6/1/2044	142,000	156,243
4.75%, 5/15/2046	659,000	745,197
4.80%, 6/15/2044	922,000	1,051,947
4.85%, 3/1/2039	179,000	206,786
4.85%, 7/15/2045	230,000	263,368
4.90%, 8/15/2037	506,000	583,453
4.90%, 6/15/2042	223,000	254,635
5.15%, 3/15/2042	289,000	339,500
5.15%, 11/15/2046	878,000	1,048,850
5.15%, 2/15/2050	490,000	592,640
5.25%, 3/1/2037	639,000	764,723
5.30%, 8/15/2058	200,000	244,342
5.35%, 9/1/2040	451,000	543,784
5.35%, 12/15/2043	134,000	157,745
5.38%, 10/15/2041	175,000	206,682
5.45%, 3/1/2047	672,000	832,312
5.55%, 8/15/2041	536,000	659,210
5.65%, 2/15/2047	375,000	476,164
5.70%, 3/1/2057	522,000	677,634
6.00%, 8/15/2040	485,000	624,200
6.10%, 7/15/2040	173,000	220,611
6.15%, 9/15/2034	474,000	591,751
6.20%, 3/15/2040	50,000	61,816
6.25%, 3/29/2041	170,000	221,403
6.30%, 1/15/2038	187,000	244,824
6.35%, 3/15/2040	392,000	516,950
6.38%, 3/1/2041	260,000	347,636
6.50%, 9/1/2037 (b)	500,000	658,235
6.55%, 2/15/2039	239,000	320,836
Bell Canada, Inc.:
4.30%, 7/29/2049	110,000	124,876
4.46%, 4/1/2048	510,000	589,805
British Telecommunications PLC 9.63%, 12/15/2030	786,000	1,208,271
Cisco Systems, Inc.:
5.50%, 1/15/2040	586,000	798,905
5.90%, 2/15/2039	662,000	929,051
Corning, Inc.:
3.90%, 11/15/2049	250,000	253,722
4.38%, 11/15/2057	367,000	375,962

295

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 3/15/2037	$ 165,000	$ 185,018
4.75%, 3/15/2042	166,000	189,061
5.45%, 11/15/2079	255,000	281,839
5.75%, 8/15/2040	94,000	115,937
5.85%, 11/15/2068	160,000	191,184
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	1,094,000	1,604,384
9.25%, 6/1/2032	186,000	295,837
Juniper Networks, Inc. 5.95%, 3/15/2041	110,000	126,893
Motorola Solutions, Inc. 5.50%, 9/1/2044	53,000	58,822
Orange SA:
5.38%, 1/13/2042	199,000	256,597
5.50%, 2/6/2044	140,000	185,644
9.00%, 3/1/2031	943,000	1,463,234
Rogers Communications, Inc.:
3.70%, 11/15/2049	200,000	202,876
4.30%, 2/15/2048	202,000	223,978
4.35%, 5/1/2049	850,000	949,832
4.50%, 3/15/2043	75,000	84,013
5.00%, 3/15/2044	117,000	142,149
5.45%, 10/1/2043	145,000	183,271
7.50%, 8/15/2038	225,000	332,545
Telefonica Emisiones SA:
4.67%, 3/6/2038	112,000	125,007
4.90%, 3/6/2048	248,000	283,484
5.21%, 3/8/2047	985,000	1,172,288
5.52%, 3/1/2049	540,000	675,027
7.05%, 6/20/2036	628,000	880,739
Telefonica Europe B.V. 8.25%, 9/15/2030	791,000	1,136,153
TELUS Corp.:
4.30%, 6/15/2049 (b)	420,000	469,925
4.60%, 11/16/2048	170,000	200,359
Verizon Communications, Inc.:
3.85%, 11/1/2042	471,000	508,972
4.02%, 12/3/2029	924,000	1,033,365
4.13%, 8/15/2046	161,000	181,455
4.27%, 1/15/2036	787,000	890,978
4.40%, 11/1/2034	705,000	819,993
4.50%, 8/10/2033	1,077,000	1,259,304
4.52%, 9/15/2048	763,000	913,746
4.67%, 3/15/2055	593,000	732,017
4.75%, 11/1/2041	689,000	835,350
4.81%, 3/15/2039	428,000	517,469
4.86%, 8/21/2046	905,000	1,123,775
5.01%, 4/15/2049	955,000	1,222,343
5.01%, 8/21/2054	511,000	661,944
5.25%, 3/16/2037	434,000	544,692
5.50%, 3/16/2047	649,000	879,460
6.55%, 9/15/2043	868,000	1,275,543
Vodafone Group PLC:
4.25%, 9/17/2050	320,000	335,936
Security Description	Principal Amount	Value
4.38%, 2/19/2043	$ 360,000	$ 386,960
4.88%, 6/19/2049	893,000	1,029,334
5.00%, 5/30/2038	306,000	353,889
5.13%, 6/19/2059	235,000	276,344
5.25%, 5/30/2048	1,003,000	1,206,539
6.15%, 2/27/2037	559,000	725,040
6.25%, 11/30/2032	150,000	190,425
7.88%, 2/15/2030	174,000	242,069
		56,912,395
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
5.10%, 5/15/2044	170,000	170,051
6.35%, 3/15/2040	127,000	147,489
		317,540
TRANSPORTATION — 3.5%
Burlington Northern Santa Fe LLC:
3.55%, 2/15/2050	250,000	262,047
3.90%, 8/1/2046	133,000	146,345
4.05%, 6/15/2048	487,000	553,208
4.13%, 6/15/2047	45,000	51,135
4.15%, 4/1/2045	533,000	610,946
4.15%, 12/15/2048	160,000	185,011
4.38%, 9/1/2042	100,000	116,293
4.40%, 3/15/2042	134,000	155,429
4.45%, 3/15/2043	641,000	750,310
4.55%, 9/1/2044	526,000	627,529
4.70%, 9/1/2045	130,000	158,890
4.90%, 4/1/2044	267,000	331,005
4.95%, 9/15/2041	338,000	414,902
5.05%, 3/1/2041	150,000	187,052
5.15%, 9/1/2043	141,000	179,800
5.40%, 6/1/2041	261,000	336,630
6.15%, 5/1/2037	137,000	191,504
6.20%, 8/15/2036	82,000	113,724
Canadian National Railway Co.:
3.20%, 8/2/2046	75,000	77,437
3.65%, 2/3/2048	521,000	575,549
4.45%, 1/20/2049	110,000	136,294
6.20%, 6/1/2036	235,000	327,073
6.25%, 8/1/2034	111,000	155,196
6.38%, 11/15/2037	10,000	14,469
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	64,000	76,260
4.80%, 8/1/2045	150,000	186,765
5.75%, 3/15/2033	30,000	37,636
5.75%, 1/15/2042	61,000	81,181
5.95%, 5/15/2037	155,000	208,405
6.13%, 9/15/2115	230,000	337,746
7.13%, 10/15/2031	186,000	260,039
CSX Corp.:
2.40%, 2/15/2030	272,000	265,904
3.35%, 9/15/2049	100,000	98,831
3.80%, 11/1/2046	15,000	15,878

296

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 5/1/2050	$ 14,000	$ 15,083
4.10%, 3/15/2044	136,000	148,814
4.25%, 11/1/2066	408,000	439,253
4.30%, 3/1/2048	273,000	310,554
4.40%, 3/1/2043	219,000	246,493
4.50%, 3/15/2049	480,000	562,128
4.50%, 8/1/2054	136,000	156,397
4.65%, 3/1/2068	95,000	108,719
4.75%, 5/30/2042	130,000	152,721
4.75%, 11/15/2048	243,000	293,904
5.50%, 4/15/2041	163,000	205,193
6.00%, 10/1/2036	164,000	212,677
6.15%, 5/1/2037	139,000	184,739
6.22%, 4/30/2040	180,000	244,993
FedEx Corp.:
3.88%, 8/1/2042	69,000	65,918
3.90%, 2/1/2035	250,000	253,530
4.05%, 2/15/2048	475,000	456,228
4.10%, 4/15/2043	50,000	48,860
4.40%, 1/15/2047	693,000	698,024
4.55%, 4/1/2046	377,000	388,566
4.75%, 11/15/2045	597,000	633,674
4.90%, 1/15/2034	122,000	139,163
5.10%, 1/15/2044	404,000	446,614
Kansas City Southern:
4.20%, 11/15/2069	250,000	256,840
4.70%, 5/1/2048	100,000	116,678
4.95%, 8/15/2045	160,000	189,824
Norfolk Southern Corp.:
3.40%, 11/1/2049	100,000	99,362
3.94%, 11/1/2047	212,000	227,701
3.95%, 10/1/2042	316,000	339,751
4.05%, 8/15/2052	187,000	205,477
4.10%, 5/15/2049	105,000	116,306
4.15%, 2/28/2048	101,000	114,117
4.45%, 6/15/2045	285,000	327,539
4.65%, 1/15/2046	195,000	230,979
4.84%, 10/1/2041	257,000	304,671
5.10%, 8/1/2118	439,000	517,361
Union Pacific Corp.:
3.35%, 8/15/2046	300,000	294,744
3.38%, 2/1/2035	150,000	154,655
3.60%, 9/15/2037	98,000	101,811
3.80%, 10/1/2051	242,000	256,970
3.84%, 3/20/2060 (e)	837,000	849,773
3.95%, 8/15/2059	175,000	183,477
4.00%, 4/15/2047	99,000	108,003
4.05%, 11/15/2045	357,000	387,077
4.05%, 3/1/2046	182,000	196,915
4.10%, 9/15/2067	220,000	227,071
4.15%, 1/15/2045	257,000	280,282
4.25%, 4/15/2043	165,000	182,614
4.30%, 6/15/2042	34,000	37,915
4.30%, 3/1/2049 (b)	188,000	217,373
4.38%, 9/10/2038	241,000	274,513
Security Description	Principal Amount	Value
4.38%, 11/15/2065	$ 89,000	$ 97,566
6.63%, 2/1/2029	25,000	32,325
Series MTN, 3.55%, 8/15/2039	240,000	248,870
United Parcel Service, Inc.:
3.40%, 11/15/2046	120,000	121,366
3.40%, 9/1/2049	220,000	223,212
3.63%, 10/1/2042	35,000	36,526
3.75%, 11/15/2047	6,000	6,443
4.25%, 3/15/2049	284,000	329,673
4.88%, 11/15/2040	336,000	409,638
6.20%, 1/15/2038	581,000	816,735
		23,760,821
TRUCKING & LEASING — 0.0% (a)
GATX Corp. 5.20%, 3/15/2044	66,000	76,858
WATER — 0.3%
American Water Capital Corp.:
3.75%, 9/1/2047	73,000	76,901
4.00%, 12/1/2046	262,000	285,234
4.15%, 6/1/2049	320,000	361,696
4.20%, 9/1/2048 (b)	160,000	181,024
4.30%, 12/1/2042	185,000	208,484
4.30%, 9/1/2045	300,000	341,130
6.59%, 10/15/2037	33,000	46,787
Aqua America, Inc. 4.28%, 5/1/2049	111,000	123,377
Veolia Environnement SA 6.75%, 6/1/2038	74,000	102,222
		1,726,855
TOTAL CORPORATE BONDS & NOTES (Cost $649,628,668)		669,950,250
	Shares
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 1.73% (f) (g)	409,661	409,702
State Street Navigator Securities Lending Portfolio II (h) (i)	7,769,603	7,769,603
TOTAL SHORT-TERM INVESTMENTS (Cost $8,179,305)		8,179,305
TOTAL INVESTMENTS — 100.1% (Cost $657,807,973)		678,129,555
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(503,238)
NET ASSETS — 100.0%		$ 677,626,317
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2019.

297

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

(c)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2019. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of December 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2019.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$669,950,250	$—	$669,950,250
Short-Term Investments	8,179,305	—	—	8,179,305
TOTAL INVESTMENTS	$8,179,305	$669,950,250	$—	$678,129,555
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/19	Value at 12/31/19	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$ —	$27,591,950	$27,181,960	$(288)	$—	409,661	$ 409,702	$12,523
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,399,343	1,399,343	8,640,667	10,040,010	—	—	—	—	4,164
State Street Navigator Securities Lending Portfolio II	—	—	14,150,078	6,380,475	—	—	7,769,603	7,769,603	4,029
State Street Navigator Securities Lending Portfolio III	1,304,620	1,304,620	11,064,790	12,369,410	—	—	—	—	2,712
Total		$2,703,963	$61,447,485	$55,971,855	$(288)	$—		$8,179,305	$23,428
298	ARSPLB

(b) Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable to the registrant.

(a)(4) Not applicable.

(b)

A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: March 6, 2020

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: March 6, 2020